JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 39.7%
Financials 7.5%
Act II Global Acquisition Corp. - Class A (a)	75	743
Alberton Acquisition Corp (a) (b)	150	1,534
Ally Financial Inc.	66	2,198
American International Group, Inc. (c)	90	4,988
Ameriprise Financial, Inc.	2	338
Aon PLC - Class A	8	1,533
Athene Holding Ltd - Class A (a) (c)	13	534
Bank of America Corporation (c)	95	2,782
Big Rock Partners Acquisition Corp. (a)	61	637
Brighthouse Financial, Inc. (a)	6	259
CF Finance Acquisition Corp. - Class A (a)	147	1,487
Chaserg Technology Acquisition Corp. - Class A (a)	24	243
China Construction Bank Corporation - Class H	656	500
Churchill Capital Corp II - Class A (a)	17	174
CIT Group Inc. (c)	62	2,828
Citigroup Inc. (c)	57	3,936
Citizens Financial Group Inc.	5	170
Collier Creek Holdings (a)	45	464
DBS Group Holdings Ltd.	155	2,805
Discover Financial Services (c)	5	373
Fifth Third Bancorp (c)	20	545
Fintech Acquisition Corp. III - Class A (a)	71	709
First Hawaiian, Inc.	5	139
First Horizon National Corp.	16	261
Genworth Financial, Inc. - Class A (a)	16	70
GigCapital, Inc. (a)	162	1,652
GigCapital2 Inc (a)	36	367
Gordon Pointe Acquisition Corp. - Class A (a)	8	88
Graf Industrial Corp. (a)	211	2,112
Greenland Acquisition Corporation (a)	72	746
Groupe Bruxelles Lambert SA	25	2,417
Hennessy Capital Acquisition Corp. IV - Class A (a)	149	1,491
Independence Holdings, LLC	18	664
Jefferies Financial Group Inc.	151	2,777
Kaixin Auto Holdings (a)	13	24
KB Financial Group Inc.	17	593
Legg Mason Inc. (c)	11	424
Leo Holdings Corp. (a)	72	742
Liberty Holdings Ltd.	76	567
Lincoln National Corp.	3	169
LPL Financial Holdings Inc.	22	1,821
Megalith Financial Acquisition Corp. - Class A (a)	77	782
MetLife, Inc.	5	245
Monocle Acquisition Corporation (a)	15	148
National Energy Services Reunited Corporation (a)	93	619
Navient Corporation	51	657
Nelnet, Inc. - Class A (c)	2	108
New York Community Bancorp Inc.	24	305
Oaktree Capital Group LLC - Class A	148	7,931
OTP Bank Plc	44	1,827
Ping An Insurance (Group) Co of China Ltd - Class H	95	1,095
Pivotal Acquisition Corporation - Class A (a)	37	377
Pivotal Investment Corporation II (a)	125	1,276
Popular Inc.	13	687
Public Joint-stock Company Sberbank Of Russia - ADR	131	1,862
Pure Acquisition Corp. - Class A (a)	65	664
SEI Investments Co. (c)	55	3,237
Signature Bank	7	806
SunTrust Banks Inc. (c)	109	7,524
Synchrony Financial	4	143
The Royal Bank of Scotland Group Public Limited Company	461	1,174
Thunder Bridge Acquisition II, Ltd (a)	51	514
Tiberius Acquisition Corporation (a)	135	1,381
TKK Symphony Acquisition Corp (a)	8	79
Trinity Merger Corp. - Class A (a)	113	1,177
Tuscan Holdings Corp. (a)	84	840
Twelve Seas Investment Company (a)	10	106
United Overseas Bank Ltd.	113	2,094
Unum Group	1	27
Vectoiq Acquisition Corp. (a)	50	510
Waddell & Reed Financial Inc. - Class A (b)	11	182
Washington Federal Inc.	7	255
Wells Fargo & Co.	44	2,237
		87,773
Consumer Discretionary 6.8%
Aaron's, Inc. (c)	9	591
Alibaba Group Holding Limited - ADS (a)	128	21,301
Altus San Nicolas Corp (a) (b) (d)	22	2
Amazon.com, Inc. (a) (c)	8	13,644
AutoNation, Inc. (a)	2	112
AutoZone, Inc. (a) (c)	—	336
Bed Bath & Beyond Inc.	15	164
Best Buy Co., Inc.	2	103
Booking Holdings Inc. (a)	—	49
BorgWarner Inc.	2	62
Brinker International Inc.	8	337
Caesars Entertainment Corp. (a) (c)	417	4,863
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (a)	12	361
Dana Holding Corp.	3	49
Deckers Outdoor Corp. (a)	1	199
Dillard's Inc. - Class A	2	119
DP Eurasia N.V. (a) (e) (f)	236	249
eBay Inc. (c)	15	569
Expedia Group, Inc.	1	161
Extended Stay America, Inc. - Class B	3	38
Ford Motor Co. (c)	43	398
Galaxy Entertainment Group Ltd.	164	1,022
General Motors Company	4	169
Helen of Troy Ltd (a)	1	95
Innolux Corp. (e)	760	680
JD.com, Inc. - Class A - ADR (a)	53	1,494
Kontoor Brands, Inc.	3	88
Las Vegas Sands Corp.	65	3,731
Laureate Education Inc. - Class A (a)	3	48
Limited Brands Inc.	3	53
Magna International Inc.	4	192
Mavi Giyim Sanayi Ve Ticaret A.S. (a)	68	555
Melco Resorts & Entertainment Ltd. - ADR	58	1,117
Mohawk Industries Inc. (a)	6	799
Naspers Ltd. - Class N	23	3,479
Newell Brands Inc.	4	73
Norwegian Cruise Line Holdings Ltd. (a)	2	78
NVR, Inc. (a)	—	186
Prosus N.V. (a)	13	966
Pulte Homes Inc.	8	300
Skechers U.S.A. Inc. - Class A (a)	2	56
Starbucks Corp. (c)	7	654
Target Corporation	1	139
Tempur Sealy International, Inc. (a)	1	85
Toll Brothers Inc.	2	99
Tupy SA	68	293
Under Armour Inc. - Class A (a) (c)	342	6,817
Whirlpool Corp.	2	317
Wyndham Destinations, Inc.	4	202
Wynn Macau, Limited	1,833	3,588
Wynn Resorts Ltd.	4	447
Yum China Holdings, Inc. (c)	183	8,323
		79,852
Health Care 5.2%
Adcock Ingram Holdings Limited	289	1,085
Alcon AG (a) (c)	15	887
Alder BioPharmaceuticals, Inc. (a)	54	1,025
Alexion Pharmaceuticals, Inc. (a) (c)	4	411
Allergan Public Limited Company (c)	47	7,888
Amedisys, Inc. (a) (c)	1	118
AmerisourceBergen Corporation (c)	4	346
Biogen Inc. (a) (c)	3	652
Cardinal Health, Inc.	6	278
Celgene Corp. (a) (c)	82	8,117
Cerner Corp. (c)	112	7,621
Cooper Cos. Inc.	—	59

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
DaVita Inc. (a)	1	51
Dentsply Sirona Inc. (c)	9	464
Exelixis, Inc. (a)	6	111
Gilead Sciences Inc.	5	311
HCA Healthcare, Inc.	1	145
Hill-Rom Holdings Inc.	1	53
Horizon Therapeutics Public Limited Company (a) (c)	14	384
Incyte Corporation (a) (c)	7	557
Integer Holdings Corporation (a)	1	68
Ionis Pharmaceuticals Inc. (a)	1	60
Jazz Pharmaceuticals Public Limited Company (a)	—	51
McKesson Corporation (c)	4	588
Medidata Solutions, Inc. (a)	8	706
Mettler-Toledo International Inc. (a)	—	155
Mylan Holdings Ltd. (a)	61	1,208
Novartis AG - ADR	76	6,640
Novo Nordisk A/S - ADR	146	7,546
Olympus Corp.	57	779
Qualicorp S.A.	97	724
Regeneron Pharmaceuticals, Inc. (a) (c)	25	6,724
Spark Therapeutics, Inc. (a)	6	588
Steris Limited	—	43
Tenet Healthcare Corporation (a)	6	144
Universal Health Services Inc. - Class B	1	89
Veeva Systems Inc. - Class A (a) (c)	3	458
Vertex Pharmaceuticals Incorporated (a)	1	169
WellCare Health Plans, Inc. (a)	14	3,628
		60,931
Information Technology 5.2%
Adyen B.V. (a) (f)	4	2,876
Akamai Technologies, Inc. (a)	1	91
Analog Devices, Inc. (c)	29	3,198
Applied Materials, Inc.	3	165
Booz Allen Hamilton Holding Corporation - Class A	5	369
Broadcom Inc.	11	3,013
CACI International Inc. - Class A (a)	1	185
Cadence Design Systems Inc. (a) (c)	4	284
Ciena Corp. (a)	4	177
Cirrus Logic Inc. (a)	5	252
Cisco Systems, Inc.	6	311
Cypress Semiconductor Corp. (c)	256	5,971
Euronet Worldwide Inc. (a)	—	51
Fair Isaac Corp. (a)	—	61
FleetCor Technologies Inc. (a)	1	158
Fortinet, Inc. (a) (c)	3	207
Genpact Limited	3	101
Hana Microelectronics Public Company Limited (b)	488	452
Hewlett Packard Enterprise Company	46	705
Hexaware Technologies Limited	116	622
HP Inc.	11	218
Keysight Technologies, Inc. (a)	1	49
Lam Research Corp.	1	277
Leidos Holdings Inc.	1	52
Manhattan Associates Inc. (a)	1	48
Mellanox Technologies Ltd (a)	22	2,432
Micron Technology Inc. (a)	40	1,730
Microsoft Corp.	16	2,258
NAVER Corp.	5	682
NetEase, Inc. - ADR	5	1,362
NEXON Co.,Ltd. (a)	59	714
Nuance Communications, Inc. (a)	4	62
NXP Semiconductors N.V.	1	153
Oracle Corporation (c)	247	13,562
Paypal Holdings, Inc. (a)	2	218
Perspecta Inc.	3	81
Qualcomm Incorporated	2	130
Spigen Korea Co., Ltd.	6	272
Symantec Corp.	11	265
Synopsys Inc. (a)	2	275
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	35	1,617
TE Connectivity Ltd. (c)	26	2,461
Tech Data Corp. (a)	6	678
Tech Mahindra Limited	113	1,145
Tencent Holdings Limited - ADR	36	1,513
Teradyne Inc. (c)	7	434
Verint Systems Inc. (a)	2	77
Versum Materials, Inc.	145	7,666
Xerox Holdings, Inc.	22	670
Xilinx Inc. (c)	1	58
Zebra Technologies Corp. - Class A (a) (c)	2	341
		60,749
Communication Services 4.6%
Akazoo Internet and Digital Appliances Enterprises (a)	17	105
Alphabet Inc. - Class A (a) (c)	7	9,364
Alphabet Inc. - Class C (a)	6	7,912
Altice USA, Inc. - Class A (a)	11	330
AMC Networks, Inc. - Class A (a) (c)	4	216
AT&T Inc.	1	45
Baidu, Inc. - Class A - ADR (a)	17	1,701
Charter Communications, Inc. - Class A (a)	6	2,612
China Mobile Limited - ADR	17	717
Comcast Corporation - Class A	71	3,194
Discovery, Inc. - Class C (a)	15	380
Facebook, Inc. - Class A (a)	76	13,571
Innocean Worldwide Inc.	5	286
Interpublic Group of Cos. Inc.	2	47
Lyft, Inc. (a)	1	45
Momo Inc. - ADR	15	458
Omnicom Group Inc.	2	149
PLAY Communications S.A. (f)	161	1,107
Sprint Corporation (a)	182	1,121
TEGNA Inc. (c)	28	439
TripAdvisor Inc. (a) (c)	2	58
Twitter, Inc. (a)	1	49
Viacom Inc. - Class B	92	2,206
Yandex N.V. - Class A (a)	16	560
Yelp Inc. - Class A (a)	3	108
Zayo Group Holdings, Inc. (a) (c)	201	6,826
Zee Entertainment Enterprises Ltd.	90	337
Zynga Inc. - Class A (a)	22	128
		54,071
Consumer Staples 3.8%
American Beverage Co Ambev	231	1,067
American Beverage Co Ambev - ADR	773	3,570
Astral Foods Ltd.	84	817
Atacadao	131	668
AVI Limited	44	241
Beyond Meat, Inc. (a)	—	45
Budweiser Brewing Company APAC Limited (a) (f)	397	1,428
Coca-Cola Co. (c)	111	6,065
Danone - ADR	390	6,843
Distell Group Holdings Limited	70	628
General Mills Inc. (c)	9	480
GS Retail Co., Ltd.	16	559
Hershey Co.	—	46
Industrias Bachoco SAB S.A De C.V	112	495
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	179	2,599
Kweichow Moutai Co. Ltd. - Class A	7	1,175
Molson Coors Brewing Company - Class B	1	75
Mondelez International Inc. - Class A	1	77
Monster Beverage 1990 Corporation (a) (c)	112	6,514
Oceana Group Limited	136	623
Philip Morris International Inc. (c)	28	2,142
Pilgrim's Pride Corporation (a)	4	115
Post Holdings Inc. (a)	—	42
Procter & Gamble Co. (c)	44	5,469
Spectrum Brands Legacy, Inc.	4	199
The Spar Group	42	535
Treehouse Foods, Inc. (a)	4	227
Ulker Biskuvi Sanayi Anonim Sirketi	85	296
Wuliangye Yibin Co., Ltd. - Class A	69	1,258
		44,298
Industrials 2.9%
Advanced Disposal Services, Inc. (a)	12	383
AECOM (a)	1	53
AGCO Corporation	3	227

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Air Lease Corporation - Class A (c)	37	1,549
Allison Systems, Inc. (c)	12	560
Aramex PJSC	598	652
Arconic Inc. (c)	166	4,317
Avis Budget Group, Inc. (a)	5	141
Barloworld Ltd.	108	827
Carlisle Cos. Inc.	1	204
Chicony Power Technology Co., Ltd.	149	269
Clean Harbors Inc. (a)	3	208
Copa Holdings, S.A. - Class A	1	79
CRRC Corporation Limited - Class H	1,067	746
CSX Corp.	1	42
Cummins Inc. (c)	3	537
Delta Air Lines Inc.	2	144
Dover Corp. (c)	4	378
Eaton Corporation Public Limited Company	1	75
Expeditors International of Washington Inc. (c)	85	6,344
Genesee & Wyoming Inc. - Class A (a)	37	4,068
GrafTech International Ltd.	7	88
HD Supply Holdings, Inc (a) (c)	5	200
Herman Miller Inc.	3	157
Jardine Strategic Holdings Ltd.	19	564
Johnson Controls International Public Limited Company	4	180
Kansas City Southern	1	186
Korn Ferry	3	131
Macquarie Infrastructure Corporation	1	47
ManpowerGroup Inc. (c)	6	497
MasTec Inc. (a)	5	325
Milacron Holdings Corp. (a)	173	2,877
Nielsen Holdings plc	7	151
Norfolk Southern Corp.	1	117
Oshkosh Corp. (c)	6	440
PACCAR Inc.	1	49
Pitney Bowes Inc.	18	84
Resideo Technologies, Inc. (a)	4	53
Rexnord Corporation (a)	9	252
Roper Industries Inc.	—	107
United Technologies Corp. (c)	21	2,829
WABCO Holdings Inc. (a)	22	2,972
WESCO International, Inc. (a)	1	53
Woodward Governor Co.	—	43
		34,205
Energy 1.6%
Anton Oilfield Services (Group) Ltd. (e)	6,518	650
Berry Petroleum Company, LLC	4	34
Buckeye Partners, L.P.	49	2,016
Cabot Oil & Gas Corp.	4	70
Cenovus Energy Inc.	16	147
Columbia Pipeline Group Inc. (a) (b) (g) (h)	42	1,062
ConocoPhillips	5	313
CVR Energy, Inc.	5	203
Delek US Holdings, Inc.	3	94
Devon Energy Corporation (c)	23	561
Geopark Limited (a)	41	759
Helmerich & Payne Inc.	2	100
HollyFrontier Corp.	4	236
Kinder Morgan, Inc.	96	1,983
Kosmos Energy Ltd. (c)	106	660
Marathon Oil Corp. (c)	35	433
Meggitt PLC	193	1,496
Occidental Petroleum Corporation (i)	1	24
Patterson-UTI Energy Inc.	25	211
Peabody Energy Corp. (c)	15	216
Petroleo Brasileiro S/A Petrobras. - ADR	49	702
Public Joint Stock Company Gazprom Neft	151	990
Reliance Industries Ltd.	36	680
Schlumberger Ltd. (c)	100	3,421
Tallgrass Energy, LP - Class A	17	341
Whiting Petroleum Corp. (a)	7	55
World Fuel Services Corp. (c)	9	355
Yantai Jereh Oilfield Services Group Co.,Ltd.	286	1,080
		18,892
Materials 0.9%
Alcoa Corporation (a)	5	104
Axalta Coating Systems Ltd. (a)	2	69
Ball Corporation	3	197
Cabot Corp.	6	251
CF Industries Holdings Inc. (c)	9	428
Domtar Corp. (b) (c)	2	82
Glencore PLC	442	1,327
HeidelbergCement AG	27	1,973
Huntsman Corp.	11	261
Kenmare Resources Public Limited Company	45	130
Kirkland Lake Gold Ltd.	1	40
LafargeHolcim Ltd.	52	2,533
Livent Corporation (a)	6	39
Methanex Corporation (c)	4	131
Norbord Inc.	2	36
Owens-Illinois Inc.	83	855
PPG Industries Inc.	1	119
Reliance Steel & Aluminum Co.	1	90
Scotts Miracle-Gro Co. - Class A	1	51
Teck Resources Ltd. - Class B	10	170
Univar Inc. (a)	61	1,261
Valencia Bidco LLC (a) (b) (d) (j)	188	274
		10,421
Real Estate 0.8%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	619	862
Boston Properties Inc.	1	117
Brookfield Property REIT Inc. - Class A	32	646
Camden Property Trust	2	211
Cibanco, S.A., Institucion de Banca Multiple (f)	569	715
CoreCivic, Inc.	6	111
EastGroup Properties Inc.	5	688
Emaar Malls PJSC	1,015	519
Equity Lifestyle Properties, Inc. (c)	4	548
Equity Residential	3	267
Essex Property Trust Inc.	2	706
Extra Space Storage Inc.	—	47
First Industrial Realty Trust, Inc.	4	158
K. Wah International Holdings Ltd.	1,885	997
KiMcO Realty Corporation	3	61
Lamar Advertising Co. - Class A	2	139
Mid-America Apartment Communities, Inc.	1	182
OUTFRONT Media Inc. (c)	18	500
Prologis Property Mexico, S.A. de C.V.	322	470
Public Storage	1	245
Retail Properties of America, Inc. - Class A	25	303
Robinsons Land Corp.	1,119	528
SBA Communications Corporation	1	350
SITE Centers Corp.	8	122
		9,492
Utilities 0.4%
First Gen Corporation	1,363	647
Gujarat State Petronet Limited	296	906
Indraprastha Gas Limited	84	415
Mahanagar Gas Limited	79	1,022
NTPC Limited	323	537
PG&E Corporation (a)	33	331
		3,858
Total Common Stocks (cost $446,205)		464,542
CORPORATE BONDS AND NOTES 20.3%
Financials 5.7%
Ally Financial Inc.
8.00%, 11/01/31	20	28
Amigo Luxembourg S.A.
7.63%, 01/15/24, GBP (j)	331	396
Avation Capital
6.50%, 05/15/21 (f)	860	888
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 10/28/19) (k) (l)	1,540	1,351
Banca Monte dei Paschi di Siena SpA
5.38%, 01/18/28, EUR (j) (k)	280	220

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (j) (l)	200	241
Banco BTG Pactual S.A.
7.75%, 02/15/29 (j)	200	209
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (j) (l)	200	198
Banco Macro S.A.
6.75%, 11/04/26 (j) (k)	200	138
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/06/28) (j) (l)	200	204
7.63%, (callable at 100 beginning 01/10/28) (f) (l)	200	204
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (j) (l)	500	575
4.38%, 04/12/28	200	219
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (l)	400	433
6.10%, (callable at 100 beginning 03/17/25) (l)	50	55
6.25%, (callable at 100 beginning 09/05/24) (l)	150	163
Barclays Bank PLC
7.63%, 11/21/22	200	221
Barclays PLC
8.00%, (callable at 100 beginning 06/15/24) (l)	1,280	1,364
8.00%, (callable at 100 beginning 12/15/20), EUR (l)	500	583
4.97%, 05/16/29 (k) (m)	210	231
BBVA Bancomer, S.A.
5.13%, 01/18/33 (j)	200	191
BBVA USA
3.88%, 04/10/25	280	291
BNP Paribas
6.13%, (callable at 100 beginning 06/17/22), EUR (j) (l)	260	314
7.38%, (callable at 100 beginning 08/19/25) (f) (l)	200	224
4.71%, 01/10/25 (f)	200	216
5.20%, 01/10/30 (f)	200	234
BPCE
2.75%, 11/30/27, EUR (j) (k)	500	586
Bracken Midco1 PLC
8.88%, 10/15/23, GBP (f) (n)	600	694
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (j)	200	207
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/24 (f)	552	574
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (l)	2,030	2,145
4.60%, 03/09/26	210	229
4.45%, 09/29/27	200	218
8.13%, 07/15/39	101	165
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (j) (l)	400	475
Cowen Holdings, Inc.
3.00%, 12/15/22 (c) (m)	695	764
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (j) (l)	250	294
8.13%, (callable at 100 beginning 12/23/25) (f) (l)	200	235
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (j) (l)	860	922
7.50%, (callable at 100 beginning 07/17/23) (f) (l)	210	225
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (j) (l) (o)	200	205
CSN Islands XII Corp
7.00%, (callable at 100 beginning 12/23/19) (j) (l)	200	175
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (j) (l)	460	531
5.00%, 01/12/22 (f)	200	210
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (f)	200	197
Drax Finco PLC
6.63%, 11/01/25 (f)	873	911
EA Partners II B.V.
0.00%, 06/01/21 (a) (b) (j) (p)	1,032	475
Element Fleet Management Corp.
4.25%, 06/30/20 - 06/30/24, CAD (m)	1,610	1,312
Encore Capital Group, Inc.
3.25%, 03/15/22 (c) (m)	1,898	1,920
3.25%, 10/01/25 (c) (f) (m)	961	1,002
EZCORP, Inc.
2.38%, 05/01/25 (c) (m)	1,284	1,026
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (f)	865	931
Financiera Independencia SAB de CV SOFOM ENR
8.00%, 07/19/24 (j)	200	184
Freedom Mortgage Corporation
8.25%, 04/15/25 (f)	756	697
General Electric Capital Corporation
6.15%, 08/07/37	230	282
5.88%, 01/14/38	200	240
6.88%, 01/10/39	150	199
Gilex Holding SARL
8.50%, 05/02/23 (j)	200	215
Glencore Funding LLC
4.13%, 03/12/24 (f)	290	304
3.88%, 10/27/27 (f)	120	123
Global Aircraft Leasing Co Ltd
7.25%, 09/15/24 (f) (n)	1,341	1,358
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50% (l)	200	210
Haya Finance 2017 SA.
5.25%, 11/15/22, EUR (j)	620	595
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (m)	1,744	1,606
HSBC Holdings PLC
6.50%, (callable at 100 beginning 03/23/28) (l) (m)	200	209
4.58%, 06/19/29 (m)	600	665
IIP Operating Partnership, LP
3.75%, 02/21/24 (c) (f) (m)	1,524	2,284
ING Groep N.V.
6.75%, (callable at 100 beginning 04/16/24) (j) (l)	870	914
2.50%, 02/15/29, EUR (j) (k)	300	353
Inmarsat Finance PLC
6.50%, 10/01/24 (f)	1,301	1,366
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (j) (l)	500	572
7.75%, (callable at 100 beginning 01/11/27), EUR (j) (l)	600	771
JPMorgan Chase & Co.
4.20%, 07/23/29	60	67
KBC Groep
1.88%, 03/11/27, EUR (j) (k)	300	339
LATAM Finance Limited
7.00%, 03/01/26 (j)	200	213
Level 3 Financing, Inc.
4.63%, 09/15/27 (f)	1,098	1,111
Morgan Stanley
4.43%, 01/23/30	120	135
NatWest Markets N.V.
5.75%, (callable at 100 beginning 09/22/20), EUR (j) (l)	600	675
NatWest Markets PLC
5.13%, 05/28/24	380	405
Palo Alto Networks, Inc.
0.75%, 07/01/23 (c) (m)	283	299

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	338
6.00%, 01/27/28	50	56
6.85%, 06/05/15	640	732
PRA Group, Inc.
3.00%, 08/01/20 (c) (m)	1,382	1,369
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (m)	1,603	1,610
RWT Holdings, Inc.
5.63%, 11/15/19 (c) (m)	1,388	1,393
Santander UK Group Holdings PLC
5.63%, 09/15/45 (f)	200	230
Societe Generale
6.75%, (callable at 100 beginning 04/06/28) (f) (l)	709	723
2.50%, 09/16/26, EUR (j) (k)	500	568
Springleaf Finance Corporation
6.88%, 03/15/25	439	484
7.13%, 03/15/26	215	238
6.63%, 01/15/28	150	162
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	150	185
Telecom Argentina SA
8.00%, 07/18/26 (f)	200	174
Tenet Healthcare Corporation
4.88%, 01/01/26 (f)	1,515	1,557
The Goldman Sachs Group, Inc.
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 11/12/19) (k) (l)	31	26
4.22%, 05/01/29	40	44
6.75%, 10/01/37	190	256
5.15%, 05/22/45	490	582
4.75%, 10/21/45	10	12
The PRA Group, Inc.
3.50%, 06/01/23 (c) (m)	1,392	1,404
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (k) (m)	400	420
Turning Point Brands, Inc.
2.50%, 07/15/24 (c) (f) (m)	1,473	1,186
UBS Group Funding (Switzerland) AG
5.75%, (callable at 100 beginning 02/19/22), EUR (j) (l)	200	239
7.00%, (callable at 100 beginning 02/19/25) (j) (l)	200	219
7.00%, (callable at 100 beginning 01/31/24) (f) (l)	200	213
UniCredit S.p.A.
6.63%, (callable at 100 beginning 06/03/23), EUR (j) (l)	1,670	1,895
6.57%, 01/14/22 (f)	350	376
7.30%, 04/02/34 (f) (m)	1,088	1,227
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (j) (l)	200	178
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (j)	553	641
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (f)	200	210
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (f) (m)	1,414	1,329
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (j)	200	206
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 11/12/19) (k) (l)	2,105	2,110
Wand Merger Corporation
8.13%, 07/15/23 (f)	552	575
9.13%, 07/15/26 (f)	568	605
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (l)	101	111
3.55%, 09/29/25	60	63
4.30%, 07/22/27	150	164
4.65%, 11/04/44	120	138
4.40%, 06/14/46	180	202
4.75%, 12/07/46	50	59
		66,919
Health Care 3.2%
Alder BioPharmaceuticals, Inc.
2.50%, 02/01/25 (c) (m)	962	1,065
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 (c) (m)	2,876	2,859
Aphria Inc.
5.25%, 06/01/24 (c) (f) (m)	1,257	934
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (f) (m)	2,034	1,758
Bausch Health Companies Inc.
7.00%, 03/15/24 (f)	120	126
6.13%, 04/15/25 (f)	613	636
5.50%, 11/01/25 (f)	50	52
9.00%, 12/15/25 (f)	640	718
9.25%, 04/01/26 (f)	470	534
8.50%, 01/31/27 (f)	1,142	1,283
7.25%, 05/30/29 (f)	330	361
Becton, Dickinson and Company
3.70%, 06/06/27	177	188
Bristol-Myers Squibb Company
4.25%, 10/26/49 (f)	130	151
Canopy Growth Corporation
4.25%, 07/15/23, CAD (c) (f) (m)	1,950	1,416
Catholic Health Initiatives
4.35%, 11/01/42	130	139
Centene Corporation
4.75%, 01/15/25	130	134
CommonSpirit Health
3.82%, 10/01/49	60	60
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	829	828
CONMED Corporation
2.63%, 02/01/24 (c) (f) (m)	435	541
CVS Health Corporation
4.30%, 03/25/28	30	33
4.78%, 03/25/38	90	99
5.05%, 03/25/48	540	615
DexCom, Inc.
0.75%, 12/01/23 (c) (f) (m)	439	513
Encompass Health Corporation
4.50%, 02/01/28	267	270
4.75%, 02/01/30	267	270
Evolent Health, Inc.
1.50%, 10/15/25 (c) (f) (m)	875	564
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	106
HCA Inc.
7.69%, 06/15/25	50	60
5.25%, 06/15/26	60	67
4.50%, 02/15/27	50	54
5.63%, 09/01/28	10	11
5.50%, 06/15/47	10	11
Heska Corporation
3.75%, 09/15/26 (c) (f) (m)	394	432
Innoviva, Inc.
2.13%, 01/15/23 (c) (m)	784	739
Insmed Incorporated
1.75%, 01/15/25 (c) (m)	582	492
Intercept Pharmaceuticals, Inc.
2.00%, 05/15/26 (c) (m)	1,402	1,274
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 (c) (m)	1,087	1,242
Ironwood Pharmaceuticals, Inc.
2.25%, 06/15/22 (c) (m)	1,132	1,135
1.50%, 06/15/26 (c) (f) (m)	656	605
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (f) (m)	991	889
Kinetic Concepts, Inc.
12.50%, 11/01/21 (f)	2,715	2,898
Lannett Company, Inc.
4.50%, 10/01/26 (c) (f) (m)	87	88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (f)	434	465
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (c) (m)	1,639	1,362
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 (c) (m)	1,230	1,687
Pacira Biosciences, Inc.
2.38%, 04/01/22 (c) (m)	1,748	1,720
PDL BioPharma, Inc.
2.75%, 12/01/24 (c) (m)	1,050	977
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (c) (f) (m)	1,001	1,093
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	70	64
Tilray, Inc.
5.00%, 10/01/23 (c) (f) (m)	2,136	1,399
Willis-Knighton Medical Center
4.81%, 09/01/48	60	76
Wright Medical Group N.V.
2.25%, 11/15/21 (c) (m)	1,087	1,271
Wright Medical Group, Inc.
1.63%, 06/15/23 (c) (m)	870	832
		37,196
Communication Services 2.5%
Altice Finco S.A.
4.75%, 01/15/28, EUR (j)	419	441
Altice Luxembourg Fr SA
2.50%, 01/15/25, EUR (f)	949	1,050
8.13%, 02/01/27 (f)	870	961
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26	470	428
CCO Holdings, LLC
5.75%, 02/15/26 (f)	10	11
5.13%, 05/01/27 (f)	50	52
5.38%, 05/01/25 - 06/01/29 (f)	1,430	1,521
Charter Communications Operating, LLC
4.20%, 03/15/28	220	231
5.05%, 03/30/29	110	123
5.38%, 04/01/38	90	101
6.83%, 10/23/55	230	290
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	928	969
Comcast Corporation
4.15%, 10/15/28	60	67
4.70%, 10/15/48	410	503
Connect Midco II Limited
6.75%, 10/01/26 (f)	571	581
CSC Holdings, LLC
6.50%, 02/01/29 (f)	200	222
5.75%, 01/15/30 (f)	1,976	2,065
Diamond Sports Group, LLC
6.63%, 08/15/27 (f)	800	830
DISH DBS Corporation
5.88%, 11/15/24	40	40
7.75%, 07/01/26	10	10
Fox Corporation
4.71%, 01/25/29 (f)	140	160
5.48%, 01/25/39 (f)	70	86
5.58%, 01/25/49 (f)	20	25
Frontier Communications Corporation
8.00%, 04/01/27 (f)	454	480
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (f)	875	883
Liberty Latin America Ltd.
2.00%, 07/15/24 (c) (f) (m)	927	936
Liberty Media Corporation
3.75%, 02/15/30 (c) (m)	460	326
2.25%, 12/01/48 (c) (f) (m)	1,973	2,254
Millicom International Cellular SA
6.25%, 03/25/29 (j)	200	219
Myriad International Holdings B.V.
4.85%, 07/06/27 (f)	350	387
NII Holdings, Inc.
4.25%, 08/15/23 (f) (m)	1,660	1,728
Pinewood Finco PLC
3.25%, 09/30/25, GBP (f)	300	380
Sirius XM Radio Inc.
4.63%, 07/15/24 (f)	522	542
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	26
Sprint Capital Corporation
8.75%, 03/15/32	60	74
Sprint Communications, Inc.
11.50%, 11/15/21	60	70
Sprint Corporation
7.88%, 09/15/23	60	66
Summer BidCo BV
9.75%, 11/15/25, EUR (f) (n)	604	692
TEGNA Inc.
5.00%, 09/15/29 (f)	944	956
Telesat Canada
8.88%, 11/15/24 (f)	518	556
6.50%, 10/15/27 (f)	220	224
T-Mobile USA, Inc.
6.50%, 01/15/24	2,586	2,687
Twitter, Inc.
0.25%, 06/15/24 (c) (m)	435	462
UPC Holding B.V.
3.88%, 06/15/29, EUR (j)	945	1,082
Verizon Communications Inc.
4.50%, 08/10/33	20	23
4.13%, 08/15/46	160	178
Zayo Group, LLC
5.75%, 01/15/27 (f)	359	368
Zillow Group, Inc.
2.00%, 12/01/21 (c) (m)	875	870
0.75%, 09/01/24 (c) (f) (m)	1,274	1,218
Zynga Inc.
0.25%, 06/01/24 (c) (f) (m)	691	687
		29,141
Information Technology 2.3%
Akamai Technologies, Inc.
0.38%, 09/01/27 (c) (f) (m)	566	577
Altair Engineering Inc.
0.25%, 06/01/24 (c) (m)	569	573
Banff Merger Sub Inc.
8.38%, 09/01/26, EUR (f)	340	351
Benefitfocus.Com, Inc.
1.25%, 12/15/23 (c) (f) (m)	656	573
Blackboard Inc.
9.75%, 10/15/21 (f)	425	421
Coupa Software Incorporated
0.13%, 06/15/25 (c) (f) (m)	1,006	1,102
CSG Systems International, Inc.
4.25%, 03/15/36 (c) (m)	1,422	1,618
Enphase Energy, Inc.
1.00%, 06/01/24 (c) (f) (m)	612	801
II-VI Incorporated
0.25%, 09/01/22 (c) (m)	1,235	1,284
INPHI Corporation
0.75%, 09/01/21 (c) (m)	919	1,145
KBR, Inc.
2.50%, 11/01/23 (c) (f) (m)	1,313	1,530
Knowles Corporation
3.25%, 11/01/21 (c) (m)	1,584	2,005
Microchip Technology Incorporated
1.63%, 02/15/27 (c) (m)	1,415	1,825
Microsoft Corporation
3.30%, 02/06/27	230	248
3.70%, 08/08/46	90	103
Nuance Communications, Inc.
1.00%, 12/15/35 (c) (m)	1,896	1,796
Nutanix, Inc.
0.00%, 01/15/23 (c) (m) (q)	1,131	1,063
Okta, Inc.
0.13%, 09/01/25 (c) (f) (m)	438	400
Osi Systems, Inc.
1.25%, 09/01/22 (c) (m)	941	1,060

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
PAR Technology Corporation
4.50%, 04/15/24 (c) (f) (m)	524	578
Perficient, Inc.
2.38%, 09/15/23 (c) (m)	1,310	1,557
Pluralsight, Inc.
0.38%, 03/01/24 (c) (f) (m)	991	854
PROS Holdings, Inc.
1.00%, 05/15/24 (c) (f) (m)	679	769
Rapid7, Inc.
1.25%, 08/01/23 (c) (f) (m)	1,240	1,594
SailPoint Technologies Holdings, Inc.
0.13%, 09/15/24 (c) (f) (m)	435	415
Silicon Laboratories Inc.
1.38%, 03/01/22 (c) (m)	775	1,011
TTM Technologies, Inc.
1.75%, 12/15/20 (c) (m)	707	947
Verint Systems Inc.
1.50%, 06/01/21 (c) (m)	44	44
		26,244
Consumer Discretionary 1.5%
Altice Luxembourg SA
8.00%, 05/15/27, EUR (f)	554	663
10.50%, 05/15/27 (f)	830	936
Amazon.com, Inc.
4.95%, 12/05/44	40	53
4.05%, 08/22/47	510	612
4.25%, 08/22/57	630	784
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	65	66
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (f)	879	880
Carvana Co.
8.88%, 10/01/23 (f)	404	416
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (f)	575	588
Debenhams PLC
0.00%, 07/15/21, GBP (a) (b) (j) (p)	580	280
Eagle Intermediate Global Holding B.V.
7.50%, 05/01/25 (f)	511	460
ETSY, Inc.
0.13%, 10/01/26 (c) (f) (m)	435	426
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (f)	512	528
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	654	682
Grupo Posadas, S.A.B. de C.V.
7.88%, 06/30/22 (j)	200	199
Hanesbrands Inc.
4.63%, 05/15/24 (f)	80	84
Las Vegas Sands Corp.
3.20%, 08/08/24	210	214
LHMC Finco 2 S.a r.l.
8.00%, 10/02/25, EUR (f) (n)	840	931
Liberty Media Corporation
4.00%, 11/15/29 (c) (m)	1,842	1,318
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (c) (m)	1,647	1,649
MGM Resorts International
5.75%, 06/15/25	400	440
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (f)	50	51
RH
0.00%, 09/15/24 (c) (f) (m) (q)	591	594
Sands China Ltd.
5.13%, 08/08/25 (o)	200	220
Scientific Games International, Inc.
10.00%, 12/01/22	845	878
5.50%, 02/15/26, EUR (j)	807	872
8.25%, 03/15/26 (f)	420	447
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (f)	417	457
Tesla Inc.
5.30%, 08/15/25 (f)	390	350
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (f)	1,050	1,077
Wesleyan University
4.78%, 07/01/16	60	71
William Lyon Homes
5.88%, 01/31/25	70	71
Yum! Brands, Inc.
4.75%, 01/15/30 (f)	400	413
		17,710
Energy 1.4%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (f)	250	285
Apache Corporation
4.38%, 10/15/28	30	31
5.10%, 09/01/40	210	209
4.75%, 04/15/43	300	287
4.25%, 01/15/44	170	152
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (f)	377	315
Blue Racer Midstream, LLC
6.13%, 11/15/22 (f)	110	111
Canacol Energy Ltd.
7.25%, 05/03/25 (j)	200	212
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (f)	689	706
Chesapeake Energy Corporation
8.00%, 06/15/27	130	88
Cimarex Energy Co.
3.90%, 05/15/27	10	10
Citgo Petroleum Corporation
6.25%, 08/15/22 (f)	871	881
Compania General de Combustibles S.A.
9.50%, 11/07/21 (j)	200	151
Concho Resources Inc.
4.85%, 08/15/48	110	125
Continental Resources, Inc.
4.38%, 01/15/28	10	10
4.90%, 06/01/44	140	142
DCP Midstream, LLC
6.75%, 09/15/37 (f)	110	116
Denbury Resources Inc.
7.75%, 02/15/24 (f)	470	364
Devon Energy Corporation
5.85%, 12/15/25	190	226
5.00%, 06/15/45	20	23
Ecopetrol S.A.
4.13%, 01/16/25	370	390
5.38%, 06/26/26	50	56
5.88%, 09/18/23 - 05/28/45	470	537
Enterprise Products Operating LLC
4.15%, 10/16/28	20	22
5.38%, 02/15/78	70	68
Exxon Mobil Corporation
4.11%, 03/01/46	130	154
Genesis Energy, L.P.
6.75%, 08/01/22	110	112
Geopark Limited
6.50%, 09/21/24 (j)	200	206
Global Partners LP
7.00%, 08/01/27 (f)	256	264
Gran Tierra Energy Inc.
7.75%, 05/23/27 (f)	200	190
Green Plains Inc.
4.00%, 07/01/24 (c) (f) (m)	525	489
Gulfport Energy Corporation
6.38%, 05/15/25 - 01/15/26	309	219
Halliburton Company
3.80%, 11/15/25	30	32
4.85%, 11/15/35	150	167
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	62
4.25%, 09/01/24	60	64
Kinder Morgan, Inc.
5.30%, 12/01/34	40	46

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
MEG Energy Corp.
7.00%, 03/31/24 (f)	20	19
6.50%, 01/15/25 (f)	10	10
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	241
4.80%, 02/15/29	60	66
5.20%, 03/01/47	80	89
4.70%, 04/15/48	110	115
5.50%, 02/15/49	120	139
Noble Energy, Inc.
3.85%, 01/15/28	150	155
Oasis Petroleum Inc.
6.88%, 03/15/22 - 01/15/23	67	62
Occidental Petroleum Corporation
6.95%, 07/01/24	120	141
2.90%, 08/15/24	80	81
5.55%, 03/15/26	20	23
3.20%, 08/15/26	80	81
6.20%, 03/15/40	90	109
4.50%, 07/15/44	100	102
4.63%, 06/15/45	60	62
6.60%, 03/15/46	140	183
4.40%, 04/15/46	20	20
4.10%, 02/15/47	20	20
4.20%, 03/15/48	20	20
Parkland Fuel Corporation
5.88%, 07/15/27 (f)	882	926
PDV America, Inc.
9.25%, 08/01/24 (f)	217	230
Petrobras Global Finance B.V.
6.90%, 03/19/49	200	230
Petroleos Mexicanos
6.49%, 01/23/27 (f)	776	808
6.38%, 01/23/45	320	298
Range Resources Corporation
5.88%, 07/01/22	50	48
5.00%, 03/15/23	20	17
4.88%, 05/15/25	100	82
Rockies Express Pipeline LLC
5.63%, 04/15/20 (f)	100	102
6.88%, 04/15/40 (f)	110	120
Schlumberger Holdings Corporation
4.00%, 12/21/25 (f)	180	192
Ship Finance International Limited
5.75%, 10/15/21 (c) (m)	1,612	1,682
SRC Energy Inc.
6.25%, 12/01/25	501	497
Targa Resource Corporation
4.25%, 11/15/23	270	272
5.38%, 02/01/27	10	10
Tecila Sociedad Anonima
8.50%, 07/28/25 (j)	100	78
Teekay Shipping (Canada) Ltd.
5.00%, 01/15/23 (c) (m)	175	140
Teine Energy Ltd.
6.88%, 09/30/22 (f)	60	60
The Williams Companies, Inc.
7.50%, 01/15/31	40	52
8.75%, 03/15/32	140	201
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	170	215
Transocean Poseidon Limited
6.88%, 02/01/27 (f)	533	559
Western Midstream Operating, LP
3.95%, 06/01/25	90	87
4.65%, 07/01/26	10	10
5.45%, 04/01/44	200	177
Whiting Petroleum Corporation
5.75%, 03/15/21	250	238
6.25%, 04/01/23	30	23
WPX Energy, Inc.
8.25%, 08/01/23	170	193
		16,807
Materials 1.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (f)	619	628
Anglo American Capital PLC
3.63%, 09/11/24 (f)	200	206
ArcelorMittal
6.13%, 06/01/25	60	67
4.55%, 03/11/26	50	52
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (f)	428	440
BHP Billiton Finance (USA) Limited
6.75%, 10/19/75 (f) (k)	200	234
C10 Capital (SPV) Limited
6.81%, (callable at 100 beginning 12/31/19) (j) (l)	200	197
CEMEX S.A.B. de C.V.
3.72%, 03/15/20 (c) (m)	3,843	3,839
First Majestic Silver Corp.
1.88%, 03/01/23 (c) (m)	1,316	1,552
First Quantum Minerals Ltd
6.50%, 03/01/24 (f)	670	644
7.50%, 04/01/25 (f)	200	197
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	10
5.45%, 03/15/43	200	180
Klabin Austria GmbH
7.00%, 04/03/49 (j)	200	212
KME AG
6.75%, 02/01/23, EUR (j)	290	261
Mineral Resources Limited
8.13%, 05/01/27 (f)	423	435
Neon Holdings Inc.
10.13%, 04/01/26 (f)	342	344
Resolute Forest Products Inc.
5.88%, 05/15/23	1,319	1,319
Rmi Titanium Company, LLC
1.63%, 10/15/19 (c) (m)	993	994
SunCoke Energy, Inc.
7.50%, 06/15/25 (f)	900	803
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (f)	200	199
Yamana Gold Inc.
4.63%, 12/15/27	100	106
		12,919
Industrials 1.1%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (j)	200	210
Air Transport Services Group, Inc.
1.13%, 10/15/24 (c) (m)	1,410	1,329
Atlas Air Worldwide Holdings, Inc.
1.88%, 06/01/24 (c) (m)	1,533	1,278
Bombardier Inc.
7.50%, 03/15/25 (f)	323	323
F-Brasile S.P.A.
7.38%, 08/15/26 (f)	823	856
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (l)	206	195
Herc Holdings Inc.
5.50%, 07/15/27 (f)	1,140	1,185
JSL Europe SA
7.75%, 07/26/24 (j)	200	213
Kaman Corporation
3.25%, 05/01/24 (c) (m)	531	608
Officine Maccaferri - S.P.A.
5.75%, 06/01/21, EUR (j)	493	279
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (f)	889	793
Onorato Armatori S.R.L.
7.75%, 02/15/23, EUR (j)	126	41
Park Aerospace Holdings Limited
5.25%, 08/15/22 (f)	50	53
4.50%, 03/15/23 (f)	20	21
5.50%, 02/15/24 (f)	50	54

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Patrick Industries Inc.
1.00%, 02/01/23 (c) (m)	1,246	1,134
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (f)	40	42
Team, Inc.
5.00%, 08/01/23 (c) (m)	1,415	1,566
The Boeing Company
2.70%, 02/01/27	70	72
3.25%, 02/01/35	170	177
TransDigm Inc.
6.25%, 03/15/26 (f)	618	664
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	278	293
8.50%, 08/15/27 (f)	203	220
United Rentals (North America), Inc.
5.88%, 09/15/26	70	75
6.50%, 12/15/26	40	44
5.25%, 01/15/30	686	720
XPO Cnw, Inc.
6.70%, 05/01/34	170	167
		12,612
Consumer Staples 0.9%
Albertsons Companies, Inc.
5.75%, 03/15/25	800	825
Altria Group, Inc.
4.40%, 02/14/26	40	43
4.80%, 02/14/29	150	164
5.80%, 02/14/39	100	116
6.20%, 02/14/59	330	386
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	270	289
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	550	720
5.80%, 01/23/59	40	54
Avon International Capital P.L.C.
6.50%, 08/15/22 (f)	1,214	1,262
B&G Foods, Inc.
5.25%, 09/15/27	451	461
BAT Capital Corp.
3.56%, 08/15/27	110	111
4.54%, 08/15/47	190	182
Cott Holdings Inc.
5.50%, 04/01/25 (f)	40	42
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (m)	1,494	1,393
JBS Investments II GmbH
5.75%, 01/15/28 (f)	238	248
JBS USA Food Company
5.50%, 01/15/30 (f)	756	801
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (j)	150	201
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (f)	40	42
Minerva Luxembourg S.A.
5.88%, 01/19/28 (j)	200	200
NBM US Holdings Inc
7.00%, 05/14/26 (f)	200	210
Performance Food Group Company
5.50%, 10/15/27 (f)	479	504
Post Holdings, Inc.
5.50%, 12/15/29 (f)	660	689
Safeway Inc.
5.88%, 02/15/28 (f)	1,333	1,413
		10,356
Real Estate 0.3%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (f)	1,331	1,392
Realogy Group LLC
9.38%, 04/01/27 (f)	477	443
Redfin Corporation
1.75%, 07/15/23 (c) (m)	1,262	1,153
Starwood Waypoint Homes
3.50%, 01/15/22 (c) (m)	727	966
		3,954
Utilities 0.3%
AES Gener S.A.
7.13%, 03/26/79 (j)	200	210
Cometa Energia SA de CV
6.38%, 04/24/35 (j)	195	208
Enel Finance International SA
6.00%, 10/07/39 (f)	150	188
FirstEnergy Corp.
3.90%, 07/15/27	320	341
7.38%, 11/15/31	460	650
NRG Energy, Inc.
2.75%, 06/01/48 (c) (m)	700	787
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (j)	192	200
Stoneway Capital Corporation
10.00%, 03/01/27 (j)	177	103
Talen Energy Supply, LLC
6.63%, 01/15/28 (f)	890	875
		3,562
Total Corporate Bonds And Notes (cost $232,865)		237,420
GOVERNMENT AND AGENCY OBLIGATIONS 10.2%
Sovereign 3.8%
Abu Dhabi, Government of
2.50%, 10/11/22 (f)	790	798
4.13%, 10/11/47 (f)	360	421
3.13%, 09/30/49 (f)	800	783
Commonwealth of Australia
3.00%, 03/21/47, AUD (j)	610	537
Ghana, Government of
8.13%, 03/26/32 (f)	410	411
Gobierno de la Provincia de Buenos Aires
7.88%, 06/15/27 (f)	310	110
Gobierno de la Republica del Ecuador
7.95%, 06/20/24 (j)	220	224
8.88%, 10/23/27 (f)	360	359
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34 - 11/13/42, MXN	115,080	6,102
8.00%, 11/07/47, MXN	26,470	1,443
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	210
Kuwait, Government of
3.50%, 03/20/27 (f)	200	215
Ministry of Finance of the Russian Federation
7.40%, 12/07/22, RUB	4,140	65
7.75%, 09/16/26, RUB	20,050	325
7.95%, 10/07/26, RUB	20,060	329
8.15%, 02/03/27, RUB	152,933	2,538
7.05%, 01/19/28, RUB	203,210	3,175
6.90%, 05/23/29, RUB	125,480	1,933
7.65%, 04/10/30, RUB	26,080	422
7.70%, 03/23/33 - 03/16/39, RUB	89,980	1,459
7.25%, 05/10/34, RUB	80,240	1,248
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	221
10.00%, 01/01/21 - 01/01/27, BRL	10,298	2,733
5.00%, 01/27/45	1,850	1,922
Presidencia De La Nacion
67.42%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (k)	16,250	127
18.20%, 10/03/21, ARS	5,070	31
5.63%, 01/26/22	360	155
16.00%, 10/17/23, ARS	8,260	53
7.50%, 04/22/26	220	96
15.50%, 10/17/26, ARS	3,190	20
6.88%, 01/26/27	70	29
5.88%, 01/11/28	440	179
8.28%, 12/31/33	308	150
7.63%, 04/22/46	150	65
7.13%, 06/28/17	470	203
Presidencia de la Republica de Colombia
5.63%, 02/26/44	620	775

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (f)	200	213
South Africa, Parliament of
10.50%, 12/21/26, ZAR	10,610	782
4.30%, 10/12/28	670	648
7.00%, 02/28/31, ZAR	17,135	958
6.25%, 03/31/36, ZAR	38,396	1,838
6.50%, 02/28/41, ZAR	1,860	86
The Arab Republic of Egypt
15.16%, 10/10/22, EGP	7,570	471
5.58%, 02/21/23 (f)	280	286
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	71
3.31%, 11/30/25, CNY	2,000	286
3.48%, 06/29/27, CNH	4,000	579
4.29%, 05/22/29, CNH	1,000	155
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 03/15/34, IDR	26,104,000	1,942
7.00%, 05/15/22 - 05/15/27, IDR	26,359,000	1,838
9.00%, 03/15/29, IDR	10,524,000	818
8.25%, 05/15/29, IDR	31,137,000	2,337
4.35%, 01/11/48	330	363
Turkiye Cumhuriyeti Basbakanlik
6.13%, 10/24/28	930	908
		44,445
Collateralized Mortgage Obligations 2.9%
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 4.07%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (k)	7,012	1,190
Series 2017-B1-DNA2, REMIC, 7.17%, (1M USD LIBOR + 5.15%), 10/25/29 (k)	680	785
Series SW-4170, REMIC, 2.02%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (k)	2,417	2,384
Series MS-4096, REMIC, 1.30%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (k)	1,229	1,106
Series SJ-4141, REMIC, 1.46%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (k)	1,298	1,178
Series ST-4666, REMIC, 3.10%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (k)	1,680	1,683
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 7.02%, (1M USD LIBOR + 5.00%), 07/25/25 (k)	103	109
Series 2017-1B1-C01, 7.77%, (1M USD LIBOR + 5.75%), 01/25/27 (k)	270	317
Series 2016-1M2-C04, 6.27%, (1M USD LIBOR + 4.25%), 01/25/29 (k)	260	274
Series 2015-HZ-23, 3.00%, 04/25/45	286	305
Series 2017-1M2-C07, REMIC, 4.42%, (1M USD LIBOR + 2.40%), 05/28/30 (k)	380	385
Series 2018-1B1-C06, REMIC, 5.77%, (1M USD LIBOR + 3.75%), 03/25/31 (k)	340	359
Series 2012-GS-125, REMIC, 1.35%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (k)	3,584	3,182
Series 2012-US-137, REMIC, 2.72%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (k)	4,332	4,163
Series 2013-CS-15, REMIC, 2.78%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (k)	447	427
Series 2013-NS-26, REMIC, 2.72%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (k)	1,428	1,349
Series 2013-CS-59, REMIC, 1.77%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (k)	3,153	2,747
Interest Only, Series 2018-SA-54, REMIC, 4.23%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (k)	6,486	1,146
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 2.51%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (k)	11,721	1,033
Interest Only, Series 2013-SA-195, REMIC, 1.38%, 01/20/42 (k)	11,928	467
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	2,977	2,937
Interest Only, Series 2018-HS-97, REMIC, 4.16%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (k)	874	127
Interest Only, Series 2018-SD-91, REMIC, 4.16%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (k)	6,538	896
Interest Only, Series 2018-SH-105, REMIC, 4.21%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (k)	5,847	722
Interest Only, Series 2018-SK-124, REMIC, 4.16%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (k)	6,421	940
Interest Only, Series 2018-SW-164, REMIC, 4.06%, (6.10% - (1M USD LIBOR * 1)), 12/20/48 (k)	8,647	1,235
Interest Only, Series 2018-SA-166, REMIC, 4.11%, (6.15% - (1M USD LIBOR * 1)), 12/20/48 (k)	11,802	1,487
Interest Only, Series 2019-SH-92, REMIC, 4.06%, 07/20/49	7,958	982
		33,915
U.S. Treasury Note 1.1%
Treasury, United States Department of
1.00%, 11/15/19	5,000	4,994
1.75%, 06/30/24	1,780	1,795
1.63%, 09/30/26 - 08/15/29	2,020	2,018
2.38%, 05/15/29	3,830	4,068
		12,875
U.S. Treasury Bond 0.8%
Treasury, United States Department of
4.38%, 05/15/40	2,140	3,012
4.25%, 11/15/40	670	930
3.13%, 02/15/43	1,690	2,017
3.00%, 08/15/48 - 02/15/49	2,300	2,738
		8,697
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corporation
REMIC, 1.47%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (k)	879	795
REMIC, 5.27%, (1M USD LIBOR + 3.25%), 07/26/49 (f) (k)	1,400	1,432
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,623
3.40%, 03/01/30	1,500	1,655
3.24%, 01/01/33	1,226	1,333
TBA, 3.50%, 10/15/48 (r)	100	103
		6,941
U.S. Treasury Inflation Indexed Securities 0.6%
Treasury, United States Department of
0.75%, 02/15/45 (s)	621	653
1.00%, 02/15/46 - 02/15/49 (s)	5,369	6,066
		6,719
Municipal 0.3%
Autoridad de Acueductos y Alcantarillados de Puerto Rico
5.00%, 07/01/21 - 07/01/33	326	340
5.13%, 07/01/37	138	144
5.75%, 07/01/37	152	161
5.25%, 07/01/29 - 07/01/42	882	923
6.00%, 07/01/47	125	133
Detroit, City of
4.00%, 04/01/44	60	52
Illinois, State of
5.10%, 06/01/33	250	271
Public Buildings Authority
0.00%, 07/01/42 (a) (b) (p)	490	369
Puerto Rico Sales Tax Financing Corporation (COFINA)
0.00%, 07/01/24 - 07/01/51 (q)	660	210
4.50%, 07/01/34	23	25
4.33%, 07/01/40	119	121
4.55%, 07/01/40	12	12
4.54%, 07/01/53	4	4
4.75%, 07/01/53	86	89
4.78%, 07/01/58	48	50
5.00%, 07/01/58	217	229
Puerto Rico, Commonwealth of
0.00%, 07/01/35 (a) (b) (p)	985	592
		3,725

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Treasury Inflation Indexed Securities 0.1%
Cabinet Office, Government of Japan
0.10%, 03/10/24 - 03/10/25, JPY (s)	82,010	780
Presidencia Da Republica Federativa Do Brasil
6.00%, 08/15/50, BRL (t)	454	513
Presidencia De La Nacion
4.00%, 03/06/20, ARS (t)	19,550	243
		1,536
Total Government And Agency Obligations (cost $112,538)		118,853
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.2%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 07/25/36 (k)	3,003	2,669
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (f) (k)	2,678	2,712
Apidos CLO XXII
Series 2015-D-22A, 8.28%, (3M USD LIBOR + 6.00%), 10/20/27 (f) (k)	500	483
Apidos CLO XXIV
Series 2016-DR-24A, 8.08%, (3M USD LIBOR + 5.80%), 10/21/30 (b) (j) (k)	500	466
AREIT Trust
Series 2019-D-CRE3, 4.68%, 07/14/22 (f)	350	351
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, 4.53%, (1M USD LIBOR + 2.50%), 03/15/21 (f) (k)	569	571
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.26%, 04/25/37 (k)	1,957	1,954
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	968	908
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.77%, 07/28/27 (f) (k)	1,055	958
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 4.13%, 09/17/21 (f)	1,250	1,249
Series 2019-D-CRE5, 4.38%, 02/15/22 (f)	484	485
Barings CLO Ltd
Series 2018-E-3A, 8.03%, (3M USD LIBOR + 5.75%), 07/20/29 (f) (k)	500	447
BBCMS Trust
Series 2018-E-CBM, 5.18%, (1M USD LIBOR + 3.55%), 07/15/20 (f) (k)	470	472
BHP Trust
Series 2019-E-BXHP, 4.60%, 08/15/21 (b) (j)	188	188
BX Commercial Mortgage Trust
Series 2019-G-IMC, REMIC, 5.63%, (1M USD LIBOR + 3.60%), 04/15/21 (b) (j) (k)	573	578
BX Trust
Series 2019-F-MMP, REMIC, 4.82%, 08/15/21 (b) (j)	252	253
Canyon Capital CLO Ltd
Series 2014-DR-1A, 7.77%, (3M USD LIBOR + 5.50%), 01/30/31 (f) (k)	700	615
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 7.51%, (3M USD LIBOR + 5.35%), 05/15/31 (f) (k)	1,000	866
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 09/25/36 (k)	3,000	2,738
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (f) (u)	1,162	1,167
CF Trust
Series 2019-F-MF1, 4.98%, 08/15/21 (f)	505	505
Chenango Park CLO, Ltd
Series 2018-D-1A, 8.10%, (3M USD LIBOR + 5.80%), 04/15/30 (b) (j) (k)	1,000	914
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-B1-2A, REMIC, 2.73%, 05/25/35 (f) (k)	294	242
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,555	1,252
CIM Trust
Series 2017-B2-3RR, 10.97%, 01/25/57 (f) (k)	180	184
Series 2016-B2-1RR, REMIC, 8.82%, 07/25/55 (f) (k)	300	298
Series 2016-B2-2RR, REMIC, 7.76%, 02/29/56 (f) (k)	800	799
Series 2016-B2-3RR, REMIC, 8.14%, 02/29/56 (f) (k)	800	795
Citigroup Commercial Mortgage Trust
Series 2018-F-TBR, 5.68%, (1M USD LIBOR + 3.65%), 12/16/19 (b) (j) (k)	524	525
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (f) (k)	291	276
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 2.08%, (1M USD LIBOR + 0.06%), 05/25/37 (k)	3,637	2,907
Civic Mortgage, LLC.
Series 2018-A2-2, 5.32%, 04/25/20 (f)	1,427	1,424
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (b) (g) (j) (k)	1,000	1,002
COMM Mortgage Trust
Series 2018-D-HCLV, 4.20%, (1M USD LIBOR + 2.18%), 09/15/20 (f) (k)	1,000	998
Series 2015-D-CR26, REMIC, 3.63%, 09/12/25 (k)	1,000	945
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	294	293
Countrywide Asset-Backed Certificates
Series 2007-1A-BC1, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 05/25/37 (k)	1,817	1,699
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.91%, 05/15/26 (f) (k)	1,000	999
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (f)	1,855	1,876
Series 2017-F-CHOP, REMIC, 6.38%, (1M USD LIBOR + 4.35%), 07/15/32 (f) (k)	880	887
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 2.15%, (1M USD LIBOR + 0.13%), 12/25/36 (k) (u)	367	341
CWABS, Inc.
Series 2003-3A-2, REMIC, 2.55%, (1M USD LIBOR + 0.50%), 08/26/33 (k)	140	137
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 2.46%, (1M USD LIBOR + 0.44%), 05/25/35 (k)	21	16
Dividend Solar Loans LLC
Series 2019-A-1, 3.67%, 07/20/31 (f)	273	275
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 7.91%, (3M USD LIBOR + 5.75%), 08/15/31 (f) (k)	500	459
FMC GMSR Issuer Trust
Series 2019-B-GT1, 5.66%, 05/25/26 (f) (k) (u)	3,000	3,099
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	288
Gilbert Park CLO Ltd
Series 2017-1A-E, 8.70%, (3M USD LIBOR + 6.40%), 10/15/30 (f) (k)	500	483
GPMT Ltd
Series 2018-D-FL1, REMIC, 4.99%, (1M USD LIBOR + 2.95%), 04/19/21 (f) (k)	246	248
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 2.58%, (1M USD LIBOR + 0.28%), 11/25/45 (k)	510	334
GS Mortgage Securities Corp Trust
Series 2014-D-GC26, REMIC, 4.67%, 11/10/47 (f) (k)	571	506
Series 2018-C-SRP5, REMIC, 5.78%, (1M USD LIBOR + 3.75%), 06/15/21 (f) (k)	718	716
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28 (b) (j)	1,000	889
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	2,236	1,669
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 4.78%, (1M USD LIBOR + 2.75%), 05/17/21 (f) (k)	493	495
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/20 (f)	250	254

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Highbridge Loan Management Ltd
Series 2013-DR-2A, 8.88%, (3M USD LIBOR + 6.60%), 10/20/29 (f) (k)	500	485
Horizon Aircraft Finance I Ltd
Series 2018-C-1, 6.66%, 12/15/25 (f)	895	906
Hospitality Mortgage Trust
Series 2019-G-HIT, 5.93%, (1M USD LIBOR + 3.90%), 11/15/21 (b) (j) (k)	488	490
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 2.52%, (1M USD LIBOR + 0.50%), 10/25/35 (k) (u)	320	313
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 5.13%, (1M USD LIBOR + 3.00%), 07/15/21 (f) (k)	582	584
Series 2019-C-UES, 4.34%, 05/07/24 (f)	83	88
Series 2019-D-UES, 4.60%, 05/07/24 (f) (k)	85	89
Series 2019-E-UES, 4.60%, 05/07/24 (f) (k)	99	103
Series 2019-F-UES, 4.60%, 05/07/24 (f) (k)	104	104
Series 2019-G-UES, 4.60%, 05/07/24 (f) (k)	114	110
Series 2011-E-C3, REMIC, 5.85%, 03/17/21 (f) (k)	334	317
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2011-D-C5, REMIC, 5.55%, 09/17/21 (f) (k)	1,650	1,677
J.P. Morgan Mortgage Trust
Series 2007-3A4-A1, REMIC, 4.51%, 07/25/35 (k)	1,753	1,757
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (b) (j)	650	550
Keycorp Student Loan Trust
Series 2005-2C-A, 3.40%, 12/27/38	355	343
LCM XVII LP
Series ER-17A, 8.30%, (3M USD LIBOR + 6.00%), 10/15/31 (f) (k)	500	435
LCM XX LP
Series ER-20A, 7.73%, (3M USD LIBOR + 5.45%), 10/20/27 (f) (k)	500	471
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (f) (u)	2,764	2,788
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (f) (k)	1,913	1,929
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (f) (k)	845	847
Lehman ABS Corporation
Series 2003-M3-HE1, REMIC, 7.28%, (1M USD LIBOR + 5.25%), 01/15/33 (k)	2,404	2,375
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 2.52%, (1M USD LIBOR + 0.50%), 09/25/36 (k)	1,221	755
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (f) (u)	3,000	2,999
Loancore Issuer Ltd.
Series 2019-D-CRE3, 4.53%, (1M USD LIBOR + 2.50%), 04/15/24 (f) (k)	493	495
Loandepot GMSR Trust
Series 2018-A-GT1, 4.83%, (1M USD LIBOR + 2.80%), 10/16/23 (f) (k)	2,000	2,003
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 7.52%, (1M USD LIBOR + 5.50%), 05/14/21 (f) (k)	1,500	1,503
MFA Trust
Series 2017-A1-NPL1, 3.35%, 11/25/20 (f) (u)	1,411	1,411
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28 (f)	272	285
Morgan Stanley
Series 2006-A1-13AX, REMIC, 2.20%, (1M USD LIBOR + 0.18%), 10/25/36 (k)	5,616	2,767
Myers Park CLO Ltd
Series 2018-E-1A, 7.78%, (3M USD LIBOR + 5.25%), 10/21/30 (f) (k)	1,000	915
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, 4.54%, 08/15/24 (f)	520	508
Series 2019-E-FAME, 4.54%, 08/15/24 (f)	370	334
Neuberger Berman CLO XXIII Ltd
Series 2016-ER-23A, 8.05%, (3M USD LIBOR + 6.00%), 10/18/27 (f) (k)	500	472
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (u)	3,784	1,826
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 10/25/36 (k)	4,415	2,498
Octagon Investment Partners 16 Ltd
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (b) (j) (k)	1,500	432
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26 (f)	976	995
Positive Results Property Management LLC
Series 2018-A1-2A, 4.00%, 08/25/21 (f) (u)	1,942	1,947
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (f) (u)	416	419
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 2.37%, (1M USD LIBOR + 0.35%), 08/25/36 (k)	350	343
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,654	1,551
SLIDE
Series 2018-F-FUN, 5.03%, (1M USD LIBOR + 3.00%), 06/15/21 (f) (k)	1,216	1,227
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (f) (g) (k)	100	1,332
Series 2019-R1-B, 0.00%, 08/17/48 (f) (g) (k)	43	1,573
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 4.34%, 01/25/35 (k)	1,951	1,943
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 8.05%, (3M USD LIBOR + 5.75%), 07/15/30 (b) (j) (k)	500	456
Series 2014-ER2-3A, 8.50%, (3M USD LIBOR + 6.22%), 10/22/31 (f) (k)	500	445
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26 (f)	597	611
Series 2018-M5-2, 6.36%, 06/25/26 (f)	231	239
Series 2018-M6-2, 7.05%, 08/25/27 (f)	982	1,002
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (f)	790	807
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (f)	331	338
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (f)	951	951
VOLT LXIX LLC
Series 2018-A1B-NPL5, 4.70%, 08/25/21 (f) (u)	4,000	4,023
VOLT LXV LLC
Series 2018-A1-NPL1, 3.75%, 04/26/21 (f) (u)	487	488
Voya CLO Ltd
Series 2019-E-2A, 8.85%, (3M USD LIBOR + 6.60%), 07/20/24 (f) (k)	500	487
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 5.84%, 02/15/51 (k)	342	289
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/17/26 (f)	470	434
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (f) (u)	954	993
Total Non-U.S. Government Agency Asset-Backed Securities (cost $108,323)		108,016
SENIOR LOAN INTERESTS 3.1%
Consumer Discretionary 0.7%
Alterra Mountain Company
Term Loan B1, 5.04%, (3M LIBOR + 3.00%), 06/28/24 (k)	224	224
Altice France S.A.
USD Term Loan B12, 5.72%, (3M LIBOR + 3.69%), 01/31/26 (k)	88	88
American Tire Distributors Holdings, Inc.
Term Loan, 9.62%, (1M LIBOR + 7.50%), 10/01/21 (k)	449	393

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Aramark Services, Inc.
Term Loan, 3.79%, (3M LIBOR + 1.75%), 03/01/25 (k)	28	28
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (k)	980	973
Cengage Learning, Inc.
2016 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/07/23 (k)	1,594	1,505
Charter Communications Operating, LLC
2017 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/30/25 (k)	1,000	1,006
CityCenter Holdings, LLC
2017 Term Loan B, 4.36%, (1M LIBOR + 2.25%), 04/14/24 (k)	90	90
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.00%), 03/08/24 (k)	179	179
Garda World Security Corp.
2017 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 05/12/24 (k)	40	40
Garda World Security Corporation
Term Loan, 7.75%, (3M LIBOR + 2.50%), 05/12/24 (k)	—	—
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (k)	11	11
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (k)	14	14
Gray Television, Inc.
Term Loan, 4.58%, (3M LIBOR + 2.50%), 02/28/24 (b) (k)	178	178
Hayward Industries, Inc.
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 08/04/24 (k)	195	188
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.77%, (3M LIBOR + 1.75%), 10/25/23 (k)	71	71
IRB Holding Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 01/18/25 (k)	179	178
Life Time Fitness Inc
2017 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/22/22 (k)	1,054	1,053
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 6.11%, (3M LIBOR + 4.00%), 05/04/22 (k)	1,340	1,257
Michaels Stores, Inc.
2018 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 01/01/23 (k)	9	9
2018 Term Loan B, 4.61%, (3M LIBOR + 2.50%), 01/01/23 (k)	25	24
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (k)	61	61
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (k)	252	250
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (k)	173	168
		7,988
Communication Services 0.5%
AP NMT Acquisition BV
USD 1st Lien Term Loan, 8.07%, (3M LIBOR + 5.75%), 08/13/21 (k)	875	863
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (k)	949	942
CSC Holdings, LLC
2018 Incremental Term Loan, 4.28%, (3M LIBOR + 2.25%), 01/31/26 (k)	881	879
Gray Television, Inc.
2018 Term Loan C, 0.00%, (3M LIBOR + 2.50%), 10/30/25 (b) (k) (v)	—	—
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (b) (k)	116	116
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 12/01/23 (k)	194	193
GTT Communications, Inc.
2018 USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/27/25 (k)	99	79
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (k)	184	184
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (k)	60	60
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.54%, (3M LIBOR + 4.50%), 06/20/24 (k)	170	148
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (k)	199	197
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (k) (v)	1,560	1,535
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (k)	45	45
Zayo Group, LLC
2017 Term Loan B1, 4.11%, (3M LIBOR + 2.00%), 01/19/21 (k)	1,102	1,103
		6,344
Information Technology 0.5%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (k)	120	117
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (k)	19	18
Avaya, Inc.
2018 Term Loan B, 6.28%, (3M LIBOR + 4.25%), 12/14/24 (k)	514	487
2018 Term Loan B, 6.43%, (3M LIBOR + 4.25%), 12/14/24 (k)	306	290
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/31/25 (k)	60	59
Colorado Buyer Inc
Term Loan B, 5.04%, (1M LIBOR + 3.00%), 03/15/24 (k)	162	145
Dell International LLC
Term Loan, 0.00%, (3M LIBOR + 2.00%), 09/07/23 (b) (k) (v)	157	158
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 (k)	924	928
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/11/25 (k) (v)	18	18
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (k)	2,653	2,667
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 07/01/24 (k)	179	178
Informatica LLC
2018 USD Term Loan, 5.29%, (3M LIBOR + 3.25%), 08/06/22 (k)	177	177
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (k)	152	152
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (k)	169	164
Web.com Group, Inc.
2018 Term Loan B, 5.78%, (3M LIBOR + 3.75%), 09/17/25 (k)	77	76
Western Digital Corporation
2018 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 04/29/23 (b) (k) (v)	164	163
2018 Term Loan B4, 3.86%, (3M LIBOR + 1.75%), 04/29/23 (k)	108	108
		5,905

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Financials 0.4%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (k)	178	177
Allied Universal Holdco LLC
2019 Term Loan B, 6.51%, (3M LIBOR + 4.25%), 06/18/26 (k)	68	68
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (k)	193	192
Asurion LLC
2018 Term Loan B7, 5.04%, (3M LIBOR + 3.00%), 11/15/24 (k)	50	50
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.85%, (3M LIBOR + 2.75%), 06/30/23 (k)	193	193
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.00%), 10/04/24 (k)	180	178
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.31%, (3M LIBOR + 3.25%), 06/26/25 (k)	40	40
Gulf Finance, LLC
Term Loan B, 7.36%, (3M LIBOR + 5.25%), 08/25/23 (k)	404	305
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (1M LIBOR + 4.00%), 11/21/24 (k)	28	27
Jane Street Group, LLC
2018 Term Loan B, 5.05%, (3M LIBOR + 3.00%), 08/25/22 (k)	30	30
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (k)	1,046	1,047
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/03/25 (k) (v)	468	294
2018 1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/04/25 (k)	165	103
RPI Finance Trust
Term Loan B6, 4.04%, (3M LIBOR + 2.00%), 03/13/23 (k)	29	30
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 02/08/23 (k)	275	269
VFH Parent LLC
2019 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 01/22/26 (k) (v)	10	10
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,350	1,374
		4,387
Health Care 0.4%
Air Methods Corporation
2017 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 04/12/24 (k)	364	294
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (k)	80	79
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (k)	82	81
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/07/23 (k)	153	153
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (k)	27	22
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.81%, (3M LIBOR + 3.75%), 06/20/25 (k)	194	195
HC Group Holdings II, Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.50%), 05/22/26 (k)	75	75
Jaguar Holding Company II
Term Loan, 4.54%, (3M LIBOR + 2.50%), 08/18/22 (k)	147	147
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (k)	315	300
Phoenix Guarantor Inc
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 02/12/26 (k)	30	30
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 7.06%, (3M LIBOR + 4.75%), 06/28/25 (k)	42	41
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (k)	28	27
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (k)	1,067	1,068
SAM Bidco SAS
USD Repriced Term Loan B, 5.29%, (1M LIBOR + 3.25%), 09/22/24 (k)	430	426
Term Loan, 8.50%, (3M EURIBOR + 7.75%), 09/22/25, EUR (k)	480	522
Unilabs Holding AB
EUR 2017 Term Loan B2, 2.75%, (3M EURIBOR + 3.00%), 03/21/24, EUR (k)	510	556
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (k)	28	28
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (k)	45	45
Zelis Healthcare Corp
Term Loan, 0.00%, (3M LIBOR + 4.75%), 09/26/26 (k) (v)	55	55
		4,144
Energy 0.3%
California Resources Corporation
2017 1st Lien Term Loan, 6.79%, (3M LIBOR + 4.75%), 11/08/22 (k)	858	760
Fieldwood Energy LLC
Exit 2nd Lien TL, 9.51%, (1M LIBOR + 7.25%), 04/11/23 (k)	2,270	1,680
Howden Joinery Group PLC
Term Loan, 0.00%, (3M LIBOR + 5.25%), 09/23/26 (d) (k) (v)	1,205	1,172
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (k)	120	117
		3,729
Materials 0.1%
Advanced Drainage Systems, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 09/17/26 (k) (v)	800	803
Berry Global, Inc.
Term Loan Q, 4.30%, (3M LIBOR + 2.25%), 10/01/22 (k)	87	87
Term Loan R, 4.30%, (3M LIBOR + 2.25%), 01/19/24 (k)	44	44
Forterra Finance, LLC
2017 Term Loan B, 5.04%, (1M LIBOR + 3.00%), 10/25/23 (k)	354	334
Reynolds Group Holdings Inc.
Term Loan, 4.79%, (3M LIBOR + 2.75%), 02/05/23 (k)	116	116
Vertellus Holdings, LLC
2nd Lien Term Loan, 14.11%, (3M LIBOR + 12.00%), 10/31/21 (b) (d) (k)	235	235
		1,619
Consumer Staples 0.1%
Albertsons, LLC
2019 Term Loan B8, 4.86%, (3M LIBOR + 2.75%), 08/07/26 (k)	46	47
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (k)	194	194
Post Holdings Inc.
2017 Series A Incremental Term Loan, 4.04%, (3M LIBOR + 2.00%), 05/24/24 (k)	900	901
		1,142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Industrials 0.1%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.79%, (3M LIBOR + 1.75%), 01/15/25 (k)	82	82
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (k)	146	147
Minotaur Acquisition, Inc.
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 02/27/26 (k)	294	285
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (k)	93	92
Prime Security Services Borrower, LLC
Term Loan, 4.86%, (3M LIBOR + 2.75%), 05/02/22 (k)	146	146
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (k)	153	153
		905
Real Estate 0.0%
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (k)	108	108
Total Senior Loan Interests (cost $37,237)		36,271
PREFERRED STOCKS 0.7%
Information Technology 0.5%
Samsung Electronics Co. Ltd.	180	5,936
Real Estate 0.1%
Colony Capital, Inc., 8.75%, (callable at 25 beginning 11/12/19) (l)	51	1,280
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 11/14/19) (l)	8	200
		1,480
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (m)	14	925
Consumer Staples 0.0%
Companhia Brasileira de Distribuicao	20	381
Financials 0.0%
Ditech Holding Corporation, 0.00%, 02/09/23 (a) (b) (l) (m) (q)	—	—
Total Preferred Stocks (cost $8,735)		8,722
INVESTMENT COMPANIES 0.7%
Altaba Inc (e)	418	8,133
Total Investment Companies (cost $22,497)		8,133
WARRANTS 0.0%
Act II Global Acquisition Corp. (a)	38	35
Akazoo Internet and Digital Appliances Enterprises (a)	83	64
CF Finance Acquisition Corp. (a)	110	66
Chaserg Technology Acquisition Corp. (a)	12	8
Collier Creek Holdings (a)	15	17
Ditech Holding Corporation (a) (b)	2	—
Ditech Holding Corporation (a) (b)	3	—
Fintech Acquisition Corp. III (a)	35	43
Graf Industrial Corp. (a)	211	82
Hennessy Capital Acquisition Corp. IV (a)	112	86
Kaixin Auto Holdings (a)	65	—
Monocle Acquisition Corporation (a)	15	6
Pivotal Acquisition Corporation (a)	47	60
Pure Acquisition Corp. (a)	27	27
Repay Holdings Corporation (a)	20	17
Tiberius Acquisition Corporation (a)	135	79
Torm PLC (a) (g)	4	—
Urbi Desarrollos Urbanos SAB de CV (a) (g)	14	—
Total Warrants (cost $556)		590
OTHER EQUITY INTERESTS 0.0%
Terravia Holdings Inc. (a) (b) (d) (w)	1,514	30
T-Mobile USA Inc. Escrow (a) (b) (d) (w)	2,586	—
Total Other Equity Interests (cost $0)		30
RIGHTS 0.0%
Dyax Corp. (a) (b) (d)	127	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 23.2%
Investment Companies 23.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (x) (y)	270,485	270,485
Treasury Securities 0.1%
Presidencia De La Nacion
57.81%, 10/29/20, ARS (z)	21,645	162
The Arab Republic of Egypt
16.28%, 12/03/19, EGP (z)	5,150	308
15.56%, 03/10/20, EGP (z)	5,150	295
14.86%, 05/26/20, EGP (z)	2,075	115
		880
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (x) (y)	149	149
Total Short Term Investments (cost $271,858)		271,514
Total Investments 107.1% (cost $1,240,814)		1,254,093
Total Securities Sold Short (13.1)% (proceeds $145,780)		(153,395)
Total Purchased Options 0.1% (cost $809)		742
Other Derivative Instruments 0.2%		1,902
Other Assets and Liabilities, Net 5.7%		67,270
Total Net Assets 100.0%		1,170,612

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2019.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $182,890 and 15.6% of the Fund.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Shares subject to merger appraisal rights.

(i) All or a portion of the security is subject to a written call option.

(j) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Convertible security.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) The interest rate for this security is inversely affected by upgrades or downgrades

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

to the credit rating of the issuer.

(p) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(r) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $102.

(s) Treasury inflation indexed note, par amount is adjusted for inflation.

(t) Treasury inflation indexed note, par amount is not adjusted for inflation.

(u) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(v) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(w) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(x) Investment in affiliate.

(y) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(z) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (13.1%)
COMMON STOCKS (12.0%)
Consumer Discretionary (4.2%)
Alibaba Group Holding Limited - ADS	(1)	(169)
AutoZone, Inc.	(2)	(2,056)
Best Buy Co., Inc.	(114)	(7,857)
Burlington Stores Inc.	(64)	(12,712)
Eldorado Resorts, Inc.	(37)	(1,491)
ETSY, Inc.	(3)	(176)
Home Depot Inc.	(26)	(5,950)
Marriott Vacations Worldwide Corporation	(4)	(458)
Oriental Land Co. Ltd.	(28)	(4,245)
RH	(36)	(6,114)
Six Flags Operations Inc.	(101)	(5,109)
Vail Resorts, Inc.	(12)	(2,686)
		(49,023)
Information Technology (3.1%)
Akamai Technologies, Inc.	(1)	(133)
Altair Engineering Inc. - Class A	(8)	(263)
Apple Inc.	(25)	(5,659)
Benefitfocus.Com, Inc.	(6)	(141)
Coupa Software Incorporated	(4)	(567)
CSG Systems International, Inc.	(10)	(501)
Enphase Energy, Inc.	(24)	(539)
II-VI Inc.	(15)	(538)
Infinera Corporation	(11)	(62)
INPHI Corporation	(12)	(713)
KBR, Inc.	(37)	(911)
Knowles Corporation	(62)	(1,264)
Microchip Technology Incorporated	(16)	(1,532)
Micron Technology Inc.	(131)	(5,596)
NetApp, Inc.	(96)	(5,057)
Nuance Communications, Inc.	(22)	(356)
Nutanix, Inc. - Class A	(12)	(315)
Okta, Inc. - Class A	(1)	(112)
OSI Systems Inc.	(6)	(633)
Palo Alto Networks, Inc.	(1)	(113)
PAR Technology Corp.	(13)	(315)
Perficient, Inc.	(27)	(1,037)
Pluralsight, Inc. - Class A	(7)	(115)
PROS Holdings, Inc.	(7)	(436)
Rapid7, Inc.	(23)	(1,048)
SailPoint Technologies Holdings, Inc.	(10)	(187)
Seagate Technology Public Limited Company	(115)	(6,211)
Silicon Laboratories Inc.	(6)	(673)
TTM Technologies, Inc.	(59)	(714)
Verint Systems Inc.	—	(10)
Vishay Intertechnology Inc.	(18)	(300)
		(36,051)
Health Care (1.6%)
AbbVie Inc.	(41)	(3,074)
Alder BioPharmaceuticals, Inc.	(32)	(608)
Allscripts Healthcare Solutions, Inc.	(20)	(217)
Aphria Inc.	(56)	(290)
Aurora Cannabis Inc.	(118)	(519)
Bristol-Myers Squibb Co.	(82)	(4,145)
Canopy Growth Corporation	(14)	(310)
Centene Corporation	(43)	(1,847)
Conmed Corp.	(3)	(335)
DexCom Inc.	(2)	(264)
Evolent Health, Inc. - Class A	(17)	(119)
Herbalife Nutrition Ltd.	(11)	(433)
Heska Corporation	(3)	(235)
Innoviva, Inc.	(16)	(173)
Insmed Inc.	(8)	(147)
Intercept Pharmaceuticals, Inc.	(10)	(643)
Ionis Pharmaceuticals Inc.	(10)	(593)
Ironwood Pharmaceuticals, Inc. - Class A	(70)	(599)
Karyopharm Therapeutics Inc.	(50)	(483)
Lannett Co. Inc.	(4)	(49)
Ligand Pharmaceuticals Incorporated	(2)	(214)
Neurocrine Biosciences, Inc.	(12)	(1,072)
Pacira Biosciences, Inc.	(9)	(356)
PDL BioPharma, Inc.	(151)	(325)
Tabula Rasa HealthCare Inc.	(11)	(588)
Wright Medical Group N.V.	(43)	(879)
		(18,517)
Financials (1.3%)
BB&T Corporation	(142)	(7,556)
Brookfield Asset Management Inc. - Class A	(85)	(4,531)
Cowen Inc. - Class A	(30)	(465)
Element Fleet Management Corp.	(49)	(395)
Encore Capital Group Inc.	(38)	(1,259)
EzCorp Inc. - Class A	(43)	(277)
Hope Bancorp, Inc.	(13)	(185)
The PRA Group, Inc.	(19)	(651)
		(15,319)
Industrials (0.9%)
Air Transport Services Group, Inc.	(24)	(505)
American Airlines Group Inc.	(91)	(2,457)
Atlas Air Worldwide Holdings, Inc.	(9)	(230)
Delta Air Lines Inc.	(85)	(4,908)
Hillenbrand Inc.	(27)	(836)
Kaman Corp.	(4)	(219)
Patrick Industries Inc.	(6)	(243)
Team Inc.	(45)	(820)
WW Grainger Inc.	(1)	(194)
		(10,412)
Communication Services (0.4%)
CBS Corporation - Class B	(10)	(400)
Discovery, Inc. - Class A	(11)	(296)
Liberty Latin America Ltd. - Class C	(27)	(464)
Live Nation Inc.	(19)	(1,229)
Tencent Holdings Limited	(8)	(354)
T-Mobile US Inc.	(7)	(524)
Twitter, Inc.	(4)	(185)
Zillow Group, Inc. - Class C	(23)	(684)
Zynga Inc. - Class A	(50)	(290)
		(4,426)
Real Estate (0.3%)
Brookfield Property Partners L.P.	(25)	(504)
Innovative Industrial Properties, Inc.	(18)	(1,626)
Invitation Homes Inc.	(26)	(781)
Pennsylvania REIT	(5)	(31)
Redfin Corporation	(21)	(349)
Redwood Trust Inc.	(27)	(448)
		(3,739)
Energy (0.1%)
Green Plains Renewable Energy Inc.	(24)	(250)
Ship Finance International Limited	(48)	(668)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Teekay Shipping (Canada) Ltd.	(7)	(28)
		(946)
Materials (0.1%)
First Majestic Silver Corp.	(100)	(906)
Consumer Staples (0.0%)
Turning Point Brands, Inc.	(15)	(357)
Utilities (0.0%)
NRG Energy Inc.	(9)	(339)
Total Common Stocks (proceeds $132,391)		(140,035)
INVESTMENT COMPANIES (1.0%)
ETF Managers Trust	(6)	(132)
Financial Select Sector SPDR Fund	(70)	(1,969)
iShares 7-10 Year Treasury Bond Fund ETF	(9)	(1,040)
iShares Russell 1000 Growth ETF	(12)	(1,861)
SPDR S&P 500 ETF	(7)	(2,090)
SPDR S&P Regional Banking ETF	(79)	(4,157)
Utilities Select Sector SPDR Fund	(10)	(634)
Total Investment Companies (proceeds $11,975)		(11,883)
CORPORATE BONDS AND NOTES (0.1%)
Communication Services (0.1%)
Gray Television, Inc.
5.13%, 10/15/24 (a)	(178)	(185)
5.88%, 07/15/26 (a)	(116)	(121)
		(306)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(272)	(281)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24 (a)	(157)	(166)
Total Corporate Bonds And Notes (proceeds $736)		(753)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (b)	(4)	(641)
Total Preferred Stocks (proceeds $591)		(641)
RIGHTS (0.0%)
Celgene Corporation (c) (d)	(41)	(83)
Total Rights (proceeds $87)		(83)
Total Securities Sold Short (13.1%) (proceeds $145,780)		(153,395)

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $472 and 0.0%, respectively.

(b) Convertible security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

Summary of Investments by Country^	Total Long Term Investments
United States of America	70.5%
China	4.2
Mexico	1.8
United Kingdom	1.7
Switzerland	1.7
Russian Federation	1.5
Brazil	1.5
South Africa	1.4
Canada	1.3
France	1.3
Netherlands	1.1
Cayman Islands	1.1
Ireland	0.9
South Korea	0.9
Denmark	0.8
Indonesia	0.8
Italy	0.6
Hong Kong	0.6
India	0.6
Singapore	0.5
United Arab Emirates	0.4
Luxembourg	0.4
Macau	0.4
Belgium	0.4
Puerto Rico	0.3
Germany	0.3
Colombia	0.3
Iran	0.3
Chile	0.2
Japan	0.2
Argentina	0.2
Spain	0.2
Taiwan	0.2
Hungary	0.2
Turkey	0.2
Norway	0.2
Australia	0.1
Philippines	0.1
Poland	0.1
Ghana	0.1
Egypt	0.1
Zambia	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Summary of Investments by Country^	Total Long Term Investments
Ecuador	0.1
Sweden	0.1
Austria	—
Thailand	—
Dominican Republic	—
Bermuda	—
Kuwait	—
Panama	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aeropuertos Dominicanos Siglo XXI, 6.75%, 03/30/29	06/10/19	210	210	—
AES Gener S.A., 7.13%, 03/26/79	06/05/19	209	210	—
Altice Finco S.A., 4.75%, 01/15/28	10/05/17	490	441	—
Amigo Luxembourg S.A., 7.63%, 01/15/24	04/11/19	437	396	—
Apidos CLO XXIV, Series 2016-DR-24A, 8.08%, 10/21/30	08/23/18	500	466	—
Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/28	07/15/19	225	220	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	03/22/17	223	241	—
Banco BTG Pactual S.A., 7.75%, 02/15/29	06/04/19	205	209	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/31/19	181	198	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	160	138	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	05/30/19	207	204	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	03/13/18	665	575	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/05/19	186	191	—
BHP Trust, Series 2019-E-BXHP, 4.60%, 08/15/21	08/16/19	187	188	—
BNP Paribas, 6.13%, callable at 100 beginning 06/17/22	03/22/17	289	314	—
BPCE, 2.75%, 11/30/27	03/29/17	547	586	0.1
BX Commercial Mortgage Trust, Series 2019-G-IMC REMIC, 5.63%, 04/15/21	05/02/19	573	578	0.1
BX Trust, Series 2019-F-MMP REMIC, 4.82%, 08/15/21	08/15/19	252	253	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	05/30/19	200	207	—
C10 Capital (SPV) Limited, 6.81%, callable at 100 beginning 12/31/19	06/27/19	199	197	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/05/19	203	212	—
Chenango Park CLO, Ltd, Series 2018-D-1A, 8.10%, 04/15/30	08/14/18	1,006	914	0.1
Citigroup Commercial Mortgage Trust, Series 2018-F-TBR, 5.68%, 12/16/19	04/10/19	525	525	0.1
Clas Limited, Series 2019-E-1A, 0.00%, 04/15/39	06/07/19	1,000	1,002	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	06/05/19	197	208	—
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	431	537	0.1
Compania General de Combustibles S.A., 9.50%, 11/07/21	06/10/19	192	151	—
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	03/06/18	541	475	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	05/23/17	289	294	—
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	04/01/19	868	922	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	06/07/19	199	205	—
CSN Islands XII Corp, 7.00%, callable at 100 beginning 12/23/19	05/30/19	178	175	—
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	03/22/17	516	531	0.1
Debenhams PLC, 0.00%, 07/15/21	08/22/18	446	280	—
EA Partners II B.V., 0.00%, 06/01/21	05/17/18	707	475	0.1
Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 07/19/24	06/13/19	181	184	—
Geopark Limited, 6.50%, 09/21/24	06/05/19	200	206	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	212	215	—
Gobierno de la Republica del Ecuador, 7.95%, 06/20/24	03/04/19	216	224	—
Grupo Posadas, S.A.B. de C.V., 7.88%, 06/30/22	06/11/19	196	199	—
GS Mortgage Securities Corp Trust, Series 2018-D-GS9 REMIC, 3.00%, 03/10/28	09/18/18	804	889	0.1
Haya Finance 2017 SA., 5.25%, 11/15/22	03/26/19	637	595	0.1
Hospitality Mortgage Trust, Series 2019-G-HIT, 5.93%, 11/15/21	05/16/19	488	490	0.1
ING Groep N.V., 6.75%, callable at 100 beginning 04/16/24	04/11/19	876	914	0.1
ING Groep N.V., 2.50%, 02/15/29	03/28/17	327	353	—
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	05/17/17	566	572	0.1
Intesa Sanpaolo S.p.A., 7.75%, callable at 100 beginning 01/11/27	01/24/18	921	771	0.1
JPMBB Commercial Mortgage Securities Trust, Series 2014-E-C23 REMIC, 3.36%, 10/18/24	08/15/18	498	550	0.1
JSL Europe SA, 7.75%, 07/26/24	05/30/19	198	213	—
KBC Groep, 1.88%, 03/11/27	03/23/17	326	339	—
Klabin Austria GmbH, 7.00%, 04/03/49	06/10/19	203	212	—
KME AG, 6.75%, 02/01/23	09/13/18	334	261	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	02/11/16	223	201	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
LATAM Finance Limited, 7.00%, 03/01/26	06/14/19	204	213	—
Millicom International Cellular SA, 6.25%, 03/25/29	06/10/19	210	219	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	05/31/19	187	200	—
NatWest Markets N.V., 5.75%, callable at 100 beginning 09/22/20	03/22/17	653	675	0.1
Octagon Investment Partners 16 Ltd, Series 2013-SUB-1A REMIC, 0.00%, 07/17/30	05/23/19	520	432	—
Officine Maccaferri - S.P.A., 5.75%, 06/01/21	05/16/19	342	279	—
Onorato Armatori S.R.L., 7.75%, 02/15/23	03/19/19	66	41	—
Scientific Games International, Inc., 5.50%, 02/15/26	09/20/18	867	872	0.1
Societe Generale, 2.50%, 09/16/26	03/22/17	541	568	0.1
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	05/30/19	189	200	—
Stoneway Capital Corporation, 10.00%, 03/01/27	06/03/19	156	103	—
Tecila Sociedad Anonima, 8.50%, 07/28/25	06/05/19	94	78	—
THL Credit Wind River CLO Ltd, Series 2018-E-2A, 8.05%, 07/15/30	08/17/18	500	456	—
UBS Group Funding (Switzerland) AG, 5.75%, callable at 100 beginning 02/19/22	03/28/17	225	239	—
UBS Group Funding (Switzerland) AG, 7.00%, callable at 100 beginning 02/19/25	04/28/15	206	219	—
UniCredit S.p.A., 6.63%, callable at 100 beginning 06/03/23	03/26/19	856	885	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/04/19	181	178	—
UPC Holding B.V., 3.88%, 06/15/29	04/10/19	1,093	1,082	0.1
UPCB Finance VII Limited, 3.63%, 06/15/29	06/07/19	657	641	0.1
Valencia Bidco LLC	12/20/16	337	274	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	06/05/19	205	206	—
		30,167	29,386	2.5

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL Multi-Manager Alternative Fund
Allied Universal Holdco LLC – 2019 Delayed Draw Term Loan	7	—
	7	—

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	524	December 2019		127,933	—	499
90 Day Eurodollar	9	March 2020		2,198	—	14
90 Day Eurodollar	88	June 2020		21,532	(2)	126
90 Day Eurodollar	56	March 2021		13,666	(2)	139
AUD/USD Spot Rate	12	December 2019		818	(1)	(5)
Australia 10 Year Bond	2	December 2019	AUD	292	(1)	2
Canada 10 Year Bond	13	December 2019	CAD	1,884	(4)	(23)
GBP/USD Spot Rate	24	December 2019		1,859	1	(9)
Italy Government BTP Bond	41	December 2019	EUR	5,969	8	11
Italy Short Term Government BTP Bond	19	December 2019	EUR	2,141	1	—
MXN/USD Spot Rate	37	December 2019		937	(2)	(11)
RUB/USD Spot Rate	187	December 2019		7,012	(26)	122
United States 2 Year Note	228	January 2020		49,291	(7)	(157)
United States 5 Year Note	1,171	January 2020		139,970	(53)	(448)
United States Long Bond	843	December 2019		138,550	(26)	(1,721)
United States Ultra Bond	58	December 2019		11,253	4	(122)
					(110)	(1,583)
Short Contracts
30 Day Fed Funds Rate	(142)	November 2019		(58,185)	12	52
90 Day Eurodollar	(255)	June 2021		(62,606)	10	(268)
CAD/USD Spot Rate	(3)	December 2019		(227)	—	—
EUR/USD Spot Rate	(13)	December 2019		(1,800)	6	19
Euro Bund	(337)	December 2019	EUR	(59,335)	(12)	681
Euro Buxl 30 Year Bond	(60)	December 2019	EUR	(13,212)	36	180
Euro OAT	(49)	December 2019	EUR	(8,356)	(1)	13
Japan 10 Year Bond	(9)	December 2019	JPY	(1,395,083)	13	(1)
Long Gilt	(111)	December 2019	GBP	(14,929)	(22)	35
United States 10 Year Note	(535)	December 2019		(69,760)	41	43
United States 10 Year Ultra Bond	(2)	December 2019		(287)	—	2
					83	756

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.44	(M)	05/28/20	MXN	85,700	(2)	7
28-Day MEXIBOR (M)	Paying	7.43	(M)	07/17/29	MXN	80,820	(7)	198
28-Day MEXIBOR (M)	Paying	7.44	(M)	07/20/29	MXN	16,250	(1)	40
3M LIBOR (Q)	Receiving	2.30	(S)	04/26/23		8,141	1	(70)
3M LIBOR (Q)	Receiving	2.25	(S)	12/31/25		8,928	2	(425)
3M LIBOR (Q)	Receiving	2.50	(S)	01/31/26		39,040	2	(1,829)
3M LIBOR (Q)	Receiving	1.85	(S)	04/30/26		11,439	—	(260)
3M LIBOR (Q)	Receiving	2.10	(S)	04/30/26		31,875	—	(1,181)
3M LIBOR (Q)	Receiving	1.74	(S)	05/23/26		9,085	—	(142)
3M LIBOR (Q)	Receiving	1.74	(S)	05/27/26		5,500	—	(77)
3M LIBOR (Q)	Receiving	1.30	(S)	06/30/26		32,053	4	407
3M LIBOR (Q)	Receiving	2.95	(S)	11/15/43		9,695	(13)	(2,373)
3M LIBOR (Q)	Receiving	2.88	(S)	05/15/44		2,078	(3)	(508)
3M LIBOR (Q)	Receiving	3.00	(S)	05/15/44		3,256	(5)	(867)
3M LIBOR (Q)	Receiving	2.75	(S)	08/15/44		1,683	(3)	(353)
3M LIBOR (Q)	Receiving	1.81	(S)	11/15/44		2,300	(4)	(48)
3M LIBOR (Q)	Receiving	1.85	(S)	11/15/44		3,726	(6)	(114)
3M LIBOR (Q)	Receiving	3.33	(S)	12/15/44		3,137	(33)	(991)
3M LIBOR (Q)	Paying	1.67	(S)	06/14/20		1,310	—	(2)
3M LIBOR (Q)	Paying	2.25	(S)	04/26/22		7,975	—	65
3M LIBOR (Q)	Paying	1.85	(S)	06/15/22		9,030	(1)	70
3M LIBOR (Q)	Paying	3.00	(S)	02/15/36		4,454	3	863
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	(S)	06/20/24	JPY	645,100	7	(80)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	(S)	04/19/47	JPY	158,000	41	(180)
6M EURIBOR (S)	Receiving	1.50	(A)	08/23/47	EUR	443	3	(177)
Federal Funds Effective Rate (A)	Receiving	1.25	(A)	06/30/26		8,904	2	7
Federal Funds Effective Rate (A)	Paying	1.30	(A)	09/15/21		8,397	(1)	—
							(14)	(8,020)

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.33 (Q)	5.00	12/20/24	1,415	(94)	(2)	(2)

Credit default swap agreements - sell protection[4]
CDX.NA.IG.33 (Q)	1.00	12/20/24	(18,088)	356	14	(4)

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Nov. 2019	(8)	EUR	174.00	10/25/19	—	4
Euro Bund Future, Nov. 2019	(3)	EUR	175.00	10/25/19	—	1
Euro Bund Future, Nov. 2019	(30)	EUR	172.00	10/25/19	1	10
Euro Bund Future, Nov. 2019	(11)	EUR	172.50	10/25/19	—	4
Euro Bund Future, Nov. 2019	(26)	EUR	173.50	10/25/19	1	3
Euro Bund Future, Nov. 2019	(2)	EUR	173.00	10/25/19	—	—
Euro Bund Future, Nov. 2019	(11)	EUR	177.00	10/25/19	—	7
Euro Bund Future, Nov. 2019	(11)	EUR	178.00	10/25/19	—	7
Euro Bund Future, Nov. 2019	113	EUR	181.00	10/25/19	—	(2)
Euro Bund Future, Nov. 2019	251	EUR	180.50	10/25/19	—	(3)
Euro Bund Future, Nov. 2019	10	EUR	174.00	10/25/19	—	4
Euro Bund Future, Nov. 2019	(22)	EUR	176.00	10/25/19	—	13
Italy Government BTP Bond Future, Nov. 2019	45	EUR	134.00	10/25/19	—	(1)
					2	47

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2019	Put	97.13	12/16/19	50	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
AUD/USD Spot Rate Future, Dec. 2019	Call	0.69	10/04/19	10	—
AUD/USD Spot Rate Future, Dec. 2019	Call	0.69	10/04/19	3	—
AUD/USD Spot Rate Future, Dec. 2019	Call	0.69	11/08/19	3	1
AUD/USD Spot Rate Future, Dec. 2019	Call	0.68	11/08/19	8	4
AUD/USD Spot Rate Future, Dec. 2019	Call	0.68	12/06/19	3	2
AUD/USD Spot Rate Future, Dec. 2019	Put	0.68	11/08/19	7	4
CAD/USD Spot Rate Future, Dec. 2019	Call	0.76	10/04/19	12	—
CAD/USD Spot Rate Future, Dec. 2019	Call	0.76	10/04/19	3	1
CAD/USD Spot Rate Future, Dec. 2019	Call	0.77	10/04/19	5	—
CAD/USD Spot Rate Future, Dec. 2019	Call	0.76	11/08/19	3	1
CAD/USD Spot Rate Future, Dec. 2019	Call	0.75	11/08/19	3	3
EUR/USD Spot Rate Future, Dec. 2019	Call	1.13	10/04/19	2	—
EUR/USD Spot Rate Future, Dec. 2019	Call	1.12	10/04/19	4	—
EUR/USD Spot Rate Future, Dec. 2019	Call	1.10	10/04/19	6	2
EUR/USD Spot Rate Future, Dec. 2019	Call	1.10	11/08/19	3	3
EUR/USD Spot Rate Future, Dec. 2019	Call	1.12	11/08/19	3	1
EUR/USD Spot Rate Future, Dec. 2019	Call	1.11	11/08/19	3	2
EUR/USD Spot Rate Future, Dec. 2019	Call	1.11	11/08/19	5	2
EUR/USD Spot Rate Future, Dec. 2019	Call	1.11	12/06/19	5	3
EUR/USD Spot Rate Future, Dec. 2019	Put	1.11	11/08/19	4	7
JPY/USD Spot Rate Future, Dec. 2019	Put	0.94	10/04/19	3	4
United States 10 Year Note 1st Week Future, Dec. 2019	Call	130.25	10/04/19	16	7
United States 10 Year Note Future, Dec. 2019	Call	137.00	10/25/19	175	—
United States 10 Year Note Future, Dec. 2019	Call	136.00	10/25/19	430	7
United States 10 Year Note Future, Dec. 2019	Call	140.00	10/25/19	107	—
United States 10 Year Note Future, Dec. 2019	Call	140.50	10/25/19	107	—
United States 10 Year Note Future, Dec. 2019	Call	129.00	10/25/19	37	56
United States 10 Year Note Future, Dec. 2019	Call	129.50	10/25/19	20	24
United States 10 Year Note Future, Dec. 2019	Call	130.00	10/25/19	40	34
United States 10 Year Note Future, Dec. 2019	Call	130.25	10/25/19	9	7
United States 10 Year Note Future, Dec. 2019	Put	129.00	10/25/19	3	1
United States 10 Year Note Future, Dec. 2019	Put	130.25	10/25/19	5	4
United States 10 Year Note Future, Dec. 2019	Put	118.50	11/22/19	98	—
United States 10 Year Note Future, Dec. 2019	Put	118.00	11/22/19	147	—
United States 2 Year Note Future, Dec. 2019	Put	105.38	10/25/19	117	—
United States 2 Year Note Future, Dec. 2019	Put	105.25	10/25/19	117	—
United States 5 Year Note 1st Week Future, Dec. 2019	Call	119.25	10/04/19	16	3
United States 5 Year Note Future, Dec. 2019	Call	119.00	10/25/19	14	7
United States 5 Year Note Future, Dec. 2019	Call	119.25	10/25/19	5	2
United States 5 Year Note Future, Dec. 2019	Put	115.75	10/25/19	256	2
United States 5 Year Note Future, Dec. 2019	Put	119.00	10/25/19	67	23
United States 5 Year Note Future, Dec. 2019	Put	115.50	10/25/19	282	2
United States 5 Year Note Future, Dec. 2019	Put	112.25	10/25/19	14	—
United States 5 Year Note Future, Dec. 2019	Put	114.50	10/25/19	327	—
United States 5 Year Note Future, Dec. 2019	Put	115.00	11/22/19	226	4
United States Long Bond Future, Dec. 2019	Call	162.00	10/25/19	9	16
United States Long Bond Future, Dec. 2019	Call	163.00	10/25/19	5	7
United States Long Bond Future, Dec. 2019	Call	162.50	10/25/19	13	21
United States Long Bond Future, Dec. 2019	Call	158.00	10/25/19	1	5
United States Long Bond Future, Dec. 2019	Call	161.00	10/25/19	2	5
United States Long Bond Future, Dec. 2019	Put	160.00	10/25/19	10	8
United States Long Bond Future, Dec. 2019	Put	164.00	10/25/19	10	26
United States Long Bond Future, Dec. 2019	Put	141.50	10/25/19	413	—
United States Long Bond Future, Dec. 2019	Put	141.00	10/25/19	412	—
					311
Options on Securities
Alder BioPharmaceuticals, Inc.	Put	17.50	01/17/20	543	8
Benefitfocus.Com, Inc.	Call	40.00	11/15/19	1	—
Boingo Wireless, Inc.	Call	21.00	11/15/19	48	—
CBS Corporation	Put	37.50	10/18/19	267	7
CBS Corporation	Put	35.00	12/20/19	5	—
CBS Corporation	Put	32.50	12/20/19	177	5
Centene Corporation	Put	40.00	12/20/19	46	7
Evolent Health, Inc.	Call	12.50	12/20/19	72	—
Infinera Corporation	Call	4.00	10/18/19	138	38
Nutanix, Inc.	Call	37.50	10/18/19	47	—
Nutanix, Inc.	Call	30.00	10/18/19	98	2
Team, Inc.	Call	20.00	12/20/19	106	8
The Greenbrier Companies, Inc.	Call	35.00	11/15/19	48	3
VanEck Vectors Semiconductor ETF	Put	115.00	11/15/19	34	10
VanEck Vectors Semiconductor ETF	Put	107.00	11/15/19	57	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Vishay Intertechnology, Inc.	Call	20.00	12/20/19	213	5
					100

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.32, 06/20/24	BNP	Put		1.15	10/17/19	5,000,000	—
CDX.NA.IG.33, 12/20/24	BNP	Put		1.00	10/17/19	21,000,000	2
							2
Foreign Currency Options
USD/EUR Spot Rate	CGM	Call	EUR	1.13	10/21/19	1,370,000	46
USD/EUR Spot Rate	JPM	Call	EUR	1.15	10/21/19	1,200,000	55
USD/KRW Spot Rate	BCL	Call	KRW	1,194.30	01/30/20	2,800,000	47
USD/AUD Spot Rate	CGM	Put	AUD	0.70	12/05/19	1,410,000	3
USD/BRL Spot Rate	BCL	Put	BRL	3.95	11/26/19	1,390,000	5
USD/BRL Spot Rate	BCL	Put	BRL	4.11	12/17/19	1,380,000	23
USD/BRL Spot Rate	CGM	Put	BRL	4.11	01/10/20	1,400,000	27
USD/INR Spot Rate	CGM	Put	INR	62.50	05/13/20	7,000,000	1
USD/INR Spot Rate	GSC	Put	INR	68.70	10/14/19	1,430,000	—
USD/MXN Spot Rate	GSC	Put	MXN	19.53	12/18/19	4,200,000	33
USD/MXN Spot Rate	GSC	Put	MXN	19.35	12/17/19	1,380,000	7
USD/RUB Spot Rate	CGM	Put	RUB	65.28	11/20/19	1,390,000	19
USD/RUB Spot Rate	CGM	Put	RUB	65.50	11/01/19	1,380,000	20
USD/RUB Spot Rate	GSC	Put	RUB	63.93	12/20/19	4,290,000	29
USD/RUB Spot Rate	GSC	Put	RUB	64.00	12/18/19	1,380,000	10
USD/SEK Spot Rate	GSC	Put	SEK	9.47	12/12/19	1,400,000	4
							329

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
90 Day Eurodollar Future, Dec. 2019	Put	97.88	12/16/19	50	(4)
AUD/USD Spot Rate Future, Dec. 2019	Call	0.70	11/08/19	5	—
EUR/USD Spot Rate Future, Dec. 2019	Call	1.11	10/04/19	22	—
EUR/USD Spot Rate Future, Dec. 2019	Put	1.12	10/04/19	11	(26)
EUR/USD Spot Rate Future, Dec. 2019	Put	1.12	11/08/19	5	(13)
EUR/USD Spot Rate Future, Dec. 2019	Put	1.11	11/08/19	10	(22)
United States 10 Year Note Future, Dec. 2019	Call	132.50	10/25/19	36	(3)
United States 10 Year Note Future, Dec. 2019	Call	131.00	10/25/19	58	(28)
United States 10 Year Note Future, Dec. 2019	Call	133.00	10/25/19	51	(4)
United States 10 Year Note Future, Dec. 2019	Call	132.00	10/25/19	61	(12)
United States 10 Year Note Future, Dec. 2019	Call	130.50	10/25/19	8	(5)
United States 10 Year Note Future, Dec. 2019	Call	131.25	10/25/19	8	(3)
United States 10 Year Note Future, Dec. 2019	Call	130.75	10/25/19	16	(8)
United States 10 Year Note Future, Dec. 2019	Call	131.50	10/25/19	39	(11)
United States 10 Year Note Future, Dec. 2019	Call	132.00	11/22/19	31	(14)
United States 10 Year Note Future, Dec. 2019	Call	131.00	11/22/19	37	(26)
United States 10 Year Note Future, Dec. 2019	Call	131.50	11/22/19	12	(7)
United States 10 Year Note Future, Dec. 2019	Put	130.50	10/25/19	36	(28)
United States 10 Year Note Future, Dec. 2019	Put	131.00	10/25/19	24	(26)
United States 10 Year Note Future, Dec. 2019	Put	129.50	10/25/19	75	(25)
United States 10 Year Note Future, Dec. 2019	Put	130.00	11/22/19	91	(75)
United States 10 Year Note Future, Dec. 2019	Put	129.00	11/22/19	44	(20)
United States 10 Year Note Future, Dec. 2019	Put	129.50	11/22/19	11	(7)
United States 5 Year Note Future, Dec. 2019	Call	119.50	10/25/19	81	(22)
United States 5 Year Note Future, Dec. 2019	Call	119.50	11/22/19	75	(33)
United States 5 Year Note Future, Dec. 2019	Put	119.50	10/25/19	27	(17)
United States Long Bond Future, Dec. 2019	Call	166.00	10/25/19	31	(14)
United States Long Bond Future, Dec. 2019	Call	165.00	10/25/19	43	(30)
United States Long Bond Future, Dec. 2019	Call	167.00	10/25/19	21	(8)
United States Long Bond Future, Dec. 2019	Call	170.00	10/25/19	23	(2)
United States Long Bond Future, Dec. 2019	Call	168.00	10/25/19	24	(5)
United States Long Bond Future, Dec. 2019	Call	164.00	10/25/19	14	(14)
United States Long Bond Future, Dec. 2019	Call	160.00	10/25/19	10	(30)
United States Long Bond Future, Dec. 2019	Call	162.00	11/22/19	47	(116)
United States Long Bond Future, Dec. 2019	Call	163.00	11/22/19	43	(86)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond Future, Dec. 2019	Call	164.00	11/22/19	35	(56)
United States Long Bond Future, Dec. 2019	Call	165.00	11/22/19	15	(18)
United States Long Bond Future, Dec. 2019	Put	162.00	10/25/19	6	(8)
United States Long Bond Future, Dec. 2019	Put	163.00	10/25/19	9	(18)
United States Long Bond Future, Dec. 2019	Put	159.00	10/25/19	19	(9)
United States Long Bond Future, Dec. 2019	Put	161.00	10/25/19	7	(7)
					(860)
Options on Securities
CBS Corporation	Call	42.50	10/18/19	267	(8)
CBS Corporation	Call	37.50	12/20/19	183	(75)
Centene Corporation	Call	45.00	12/20/19	46	(10)
Occidental Petroleum Corporation	Call	45.00	10/18/19	5	—
T-Mobile USA, Inc.	Call	70.00	11/15/19	116	(105)
VanEck Vectors Semiconductor ETF	Put	105.00	11/15/19	34	(3)
VanEck Vectors Semiconductor ETF	Put	100.00	11/15/19	28	(2)
					(203)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	CGM	Call	BRL	4.18	11/19/19	1,390,000	(24)
USD/BRL Spot Rate	BCL	Put	BRL	3.99	12/17/19	2,760,000	(19)
USD/BRL Spot Rate	CGM	Put	BRL	4.00	01/10/20	2,800,000	(26)
USD/BRL Spot Rate	JPM	Put	BRL	3.75	10/08/19	2,120,000	—
USD/EUR Spot Rate	JPM	Put	EUR	1.22	10/21/19	1,200,000	—
USD/MXN Spot Rate	GSC	Put	MXN	19.00	12/17/19	2,760,000	(6)
USD/RUB Spot Rate	CGM	Call	RUB	70.46	11/20/19	1,390,000	(2)
USD/RUB Spot Rate	CGM	Put	RUB	64.25	11/01/19	2,760,000	(14)
USD/RUB Spot Rate	GSC	Put	RUB	63.00	12/18/19	2,760,000	(10)
USD/RUB Spot Rate	JPM	Put	RUB	62.87	11/20/19	1,390,000	(3)
USD/SEK Spot Rate	GSC	Call	SEK	9.87	12/12/19	1,400,000	(15)
							(119)
Interest Rate Swaptions[10]
3M LIBOR, 12/11/29	BOA	Call		1.35	12/10/19	1,230,000	(7)
3M LIBOR, 12/11/29	BOA	Put		1.85	12/10/19	1,230,000	(4)
							(11)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	10/15/19	ARS	27,201	450	(124)
ARS/USD	JPM	10/17/19	ARS	11,063	182	(49)
ARS/USD	CIT	10/18/19	ARS	12,609	206	(53)
ARS/USD	CIT	10/24/19	ARS	8,100	129	(39)
ARS/USD	JPM	10/25/19	ARS	26,280	418	(61)
ARS/USD	CIT	11/08/19	ARS	9,430	143	(38)
ARS/USD	JPM	01/27/20	ARS	19,234	243	(103)
AUD/USD	CIT	10/17/19	AUD	1,170	790	(22)
AUD/USD	JPM	10/17/19	AUD	441	298	—
BRL/USD	JPM	10/10/19	BRL	3,035	730	(60)
BRL/USD	BNP	10/17/19	BRL	4,246	1,021	(35)
BRL/USD	CIT	10/17/19	BRL	32,444	7,800	(729)
BRL/USD	CIT	10/17/19	BRL	5,630	1,353	3
BRL/USD	BCL	12/19/19	BRL	725	174	(3)
BRL/USD	CIT	01/14/20	BRL	450	108	—
CLP/USD	BNP	10/17/19	CLP	585,327	803	(44)
CNH/USD	JPM	10/17/19	CNH	7,653	1,071	(4)
COP/USD	CIT	10/17/19	COP	5,532,283	1,589	(117)
EUR/USD	BCL	10/17/19	EUR	3,999	4,364	(68)
EUR/USD	CIT	10/17/19	EUR	2,315	2,527	(65)
EUR/USD	GSC	10/17/19	EUR	1,329	1,450	(12)
EUR/USD	CIT	10/23/19	EUR	620	677	(24)
EUR/USD	JPM	12/19/19	EUR	12	13	—
EUR/USD	JPM	01/15/20	EUR	331	364	(1)
GBP/USD	CIT	10/17/19	GBP	1,100	1,353	(21)
GBP/USD	JPM	10/23/19	GBP	206	253	2
HKD/USD	BBH	10/03/19	HKD	9,130	1,165	—
IDR/USD	BCL	10/17/19	IDR	59,777,759	4,204	(4)
IDR/USD	GSC	10/17/19	IDR	2,754,019	194	(2)
INR/USD	BCL	10/17/19	INR	434,899	6,126	(61)
INR/USD	CIT	10/17/19	INR	44,533	627	(15)
INR/USD	JPM	10/17/19	INR	60,440	851	7
INR/USD	BCL	01/17/20	INR	377,015	5,257	(6)
JPY/USD	CIT	10/17/19	JPY	9,500	88	—
JPY/USD	GSC	10/17/19	JPY	32,173	298	(4)
KRW/USD	BCL	10/17/19	KRW	5,117,047	4,280	10
KRW/USD	BCL	02/03/20	KRW	1,508,162	1,266	3
MXN/USD	BCL	10/17/19	MXN	45,973	2,323	(46)
MXN/USD	BCL	10/17/19	MXN	7,964	402	—
MXN/USD	GSC	10/17/19	MXN	3,400	172	—
MXN/USD	GSC	12/19/19	MXN	2,086	104	(2)
PEN/USD	GSC	10/17/19	PEN	2,942	872	(17)
PLN/USD	BCL	10/17/19	PLN	1	—	—
RUB/USD	CIT	11/05/19	RUB	11,893	183	3
RUB/USD	BCL	11/21/19	RUB	42,229	647	21
RUB/USD	JPM	11/21/19	RUB	23,276	356	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
RUB/USD	GSC	12/19/19	RUB	7,942	121	(1)
SEK/USD	JPM	10/17/19	SEK	12,408	1,262	(77)
SEK/USD	CIT	01/17/20	SEK	12,408	1,270	(5)
TWD/USD	JPM	10/17/19	TWD	60,854	1,963	—
USD/AUD	CIT	10/17/19	AUD	(12)	(8)	—
USD/AUD	JPM	12/05/19	AUD	(2,001)	(1,354)	4
USD/BRL	JPM	10/10/19	BRL	(307)	(74)	6
USD/BRL	BNP	10/17/19	BRL	(3,970)	(954)	39
USD/BRL	GSC	10/17/19	BRL	(5,170)	(1,243)	46
USD/BRL	CIT	11/21/19	BRL	(1,654)	(397)	10
USD/CAD	BCL	10/17/19	CAD	(374)	(283)	3
USD/CAD	SSB	12/19/19	CAD	(2,253)	(1,703)	1
USD/CLP	CIT	10/17/19	CLP	(585,327)	(803)	9
USD/CNH	BCL	10/17/19	CNH	(7,653)	(1,071)	39
USD/CNH	JPM	01/17/20	CNH	(7,653)	(1,069)	4
USD/EUR	BCL	10/17/19	EUR	(1,340)	(1,462)	39
USD/EUR	BNP	10/17/19	EUR	(1,330)	(1,452)	41
USD/EUR	CIT	10/17/19	EUR	(4,955)	(5,407)	139
USD/EUR	GSC	10/17/19	EUR	(510)	(557)	12
USD/EUR	JPM	10/17/19	EUR	(10,528)	(11,490)	453
USD/EUR	JPM	11/12/19	EUR	(1,068)	(1,168)	10
USD/EUR	DUB	11/26/19	EUR	(10,342)	(11,319)	173
USD/EUR	JPM	12/19/19	EUR	(521)	(570)	22
USD/EUR	JPM	01/15/20	EUR	(2,653)	(2,916)	53
USD/GBP	JPM	10/15/19	GBP	(348)	(428)	(4)
USD/GBP	JPM	10/15/19	GBP	(1,876)	(2,307)	58
USD/GBP	BCL	10/17/19	GBP	(950)	(1,169)	25
USD/GBP	CIT	10/17/19	GBP	(260)	(320)	(4)
USD/GBP	CIT	10/17/19	GBP	(150)	(185)	4
USD/GBP	JPM	10/23/19	GBP	(206)	(253)	5
USD/GBP	JPM	11/06/19	GBP	(5)	(6)	—
USD/GBP	BBH	11/26/19	GBP	(305)	(376)	6
USD/GBP	CIT	11/26/19	GBP	(2,807)	(3,459)	54
USD/GBP	JPM	12/19/19	GBP	(3,246)	(4,003)	42
USD/GBP	JPM	01/10/20	GBP	(40)	(50)	1
USD/GBP	JPM	02/06/20	GBP	(515)	(636)	1
USD/HKD	JPM	01/16/20	HKD	(3,559)	(454)	—
USD/IDR	BCL	10/17/19	IDR	(62,531,778)	(4,398)	(43)
USD/IDR	BCL	01/17/20	IDR	(59,777,759)	(4,162)	(11)
USD/INR	GSC	10/16/19	INR	(36,780)	(518)	12
USD/INR	BCL	10/17/19	INR	(377,015)	(5,311)	14
USD/INR	BNP	10/17/19	INR	(86,066)	(1,212)	21
USD/INR	JPM	10/17/19	INR	(24,880)	(350)	(6)
USD/INR	JPM	10/17/19	INR	(51,911)	(731)	—
USD/JPY	BCL	10/17/19	JPY	(13,000)	(120)	3
USD/JPY	CIT	10/17/19	JPY	(113,296)	(1,049)	6
USD/JPY	JPM	12/04/19	JPY	(55,309)	(514)	2
USD/KRW	GSC	10/17/19	KRW	(849,175)	(710)	4
USD/KRW	JPM	10/17/19	KRW	(4,267,872)	(3,570)	134
USD/KRW	BCL	01/17/20	KRW	(5,117,047)	(4,293)	(11)
USD/MXN	CIT	10/17/19	MXN	(42,214)	(2,133)	38
USD/MXN	GSC	10/17/19	MXN	(15,123)	(764)	9
USD/MXN	GSC	12/20/19	MXN	(32,563)	(1,629)	9
USD/MXN	BCL	01/17/20	MXN	(7,964)	(397)	—
USD/PEN	CIT	10/17/19	PEN	(2,942)	(872)	6
USD/PLN	BCL	10/17/19	PLN	(1)	—	—
USD/PLN	BCL	01/17/20	PLN	(1)	—	—
USD/RUB	CIT	10/17/19	RUB	(470,743)	(7,243)	46
USD/RUB	BCL	11/21/19	RUB	(23,276)	(356)	5
USD/RUB	CIT	11/21/19	RUB	(42,229)	(647)	(21)
USD/RUB	GSC	12/23/19	RUB	(106,742)	(1,627)	14
USD/SEK	CIT	10/17/19	SEK	(12,408)	(1,262)	5
USD/TWD	JPM	10/17/19	TWD	(60,854)	(1,963)	11
USD/TWD	JPM	01/17/20	TWD	(60,854)	(1,974)	4
USD/ZAR	BBH	10/03/19	ZAR	(34,007)	(2,245)	—
USD/ZAR	BCL	10/17/19	ZAR	(38,311)	(2,524)	166
USD/ZAR	CIT	01/17/20	ZAR	(37,611)	(2,449)	(1)
ZAR/USD	SSB	10/01/19	ZAR	1,390	92	(1)
ZAR/USD	BBH	10/03/19	ZAR	8,153	538	—
ZAR/USD	CIT	10/17/19	ZAR	37,611	2,478	2
ZAR/USD	GSC	10/17/19	ZAR	700	46	(1)
					(48,275)	(161)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BOA	9.23	(A)	01/04/21	BRL	20,730	—	367
BRAZIBOR (A)	Paying	BOA	9.23	(A)	01/04/21	BRL	54,700	—	969
BRAZIBOR (A)	Paying	CGM	7.02	(A)	01/04/27	BRL	3,000	—	9
BRAZIBOR (A)	Paying	CGM	7.02	(A)	01/04/27	BRL	3,600	2	9
BRAZIBOR (A)	Paying	CGM	7.02	(A)	01/04/27	BRL	3,839	2	9
BRAZIBOR (A)	Paying	JPM	7.04	(A)	01/04/27	BRL	2,500	—	8
								4	1,371

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(120,500)	HKD	(4,856)	(24)
Agricultural Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,537,000	HKD	4,811	(12)
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(334,700)		(805)	(13)
Alibaba Group Holding Limited (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	6,783		1,214	(81)
Anheuser-Busch InBev (E)	GSC	1W Euribor +0.40% (M)	TBD	25,193	EUR	2,173	31
AU Optronics Corp (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(2,668,000)		(711)	35
Autohome Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,599)		(1,177)	130
Axis Bank Limited (E)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(7,018)		(317)	(25)
Baidu, Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	2,262		247	(14)
Bolsa Mexicana de Valores, S.A.B. de C.V. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	411,200		793	(18)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Bumrungrad Hospital Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(155,100)		(680)	30
BYD Company Limited (E)	GSC	1M HIBOR -6.00% (M)	TBD	(137,000)	HKD	(5,727)	45
Café De Coral Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(172,000)	HKD	(3,896)	18
Cathay Pacific Airways Limited (E)	GSC	1M HIBOR -2.50% (M)	TBD	(223,000)	HKD	(2,279)	7
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -10.30% (M)	TBD	(19,624)		(859)	29
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(7,614)		(1,094)	50
Central European Media Enterprises Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	149,938		664	9
Champion Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	812,000	HKD	4,166	7
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(839,000)		(1,202)	(37)
China Airlines, Ltd. (E)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(4,363,000)		(1,282)	5
China International Capital Corporation (Hong Kong) Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(184,800)	HKD	(2,835)	3
China Life Insurance Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(312,000)	HKD	(5,959)	38
China Pacific Insurance (Group) Co., Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(195,200)	HKD	(6,100)	61
China Resources Beer (Holdings) Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(130,000)	HKD	(5,493)	8
China Shenhua Energy Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	199,000	HKD	3,238	(14)
China Taiping Insurance Holdings Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(143,400)	HKD	(2,604)	12
China Zhongwang Holdings Limited (E)	GSC	1M HIBOR -3.00% (M)	TBD	(1,943,600)	HKD	(6,375)	22
Commercial International Bank (Egypt) S.A.E. (E)	GSC	Federal Funds Effective Rate +0.80% (M)	TBD	134,777		667	(26)
COSCO SHIPPING Holdings Co., Ltd. (E)	GSC	1M HIBOR -3.00% (M)	TBD	(750,500)	HKD	(2,259)	21
Dis-Chem Pharmacies LTD (E)	GSC	South African Johannesburg Interbank Agreed Rate -1.75% (M)	TBD	(302,739)	ZAR	(7,017)	14
Eclat Textile Corporation Ltd. (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(66,000)		(846)	(39)
EDENRED (E)	GSC	1W Euribor -0.40% (M)	TBD	(20,931)	EUR	(904)	(20)
E-MART Inc. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,100)		(679)	9
Erste Group Bank AG (E)	GSC	1W Euribor +0.40% (M)	TBD	20,978	EUR	649	(14)
First Financial Holding Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(959,580)		(687)	13
Fortescue Metals Group Ltd (E)	GSC	Reserve Bank of Australia Overnight Rate -0.50% (M)	TBD	(206,244)	AUD	(1,854)	(19)
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	750,000	HKD	6,855	(17)
FULLSHARE HOLDINGS LIMITED (E)	GSC	1M HIBOR -14.25% (M)	TBD	(3,212,500)	HKD	(652)	(22)
Galaxy Entertainment Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	160,000	HKD	8,288	(54)
Gazit Globe Ltd (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	145,865	ILS	5,032	22
Genting Singapore Limited (E)	GSC	Singapore Swap Offer Rate -0.75% (M)	TBD	(1,899,000)	SGD	(1,709)	7
Georgia Capital PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	66,430	GBP	684	(8)
Gerdau S.A. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	(246,549)		(811)	35
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(6,382,700)	SGD	(1,691)	185
GOME Retail Holdings Limited (E)	GSC	1M HIBOR -4.25% (M)	TBD	(9,267,000)	HKD	(6,672)	11
Grupo Televisa S.A.B. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(45,193)		(466)	25
Haier Electronics Group Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	158,000	HKD	3,173	—
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	49,104		1,476	(31)
Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	456,000	HKD	8,117	6
Heineken N.V. (E)	GSC	1W Euribor +0.40% (M)	TBD	6,564	EUR	641	11
Helixmith Co., Ltd (E)	MSC	Federal Funds Effective Rate -13.09% (M)	TBD	(6,480)		(585)	225
HIWIN Technologies Corp. (E)	MBL	Federal Funds Effective Rate -7.00% (M)	TBD	(122,570)		(1,095)	25
HK Electric Investments Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,151,000)	HKD	(8,817)	28
Huaneng Power International, Inc. (E)	MBL	1M HIBOR -0.48% (M)	TBD	(510,000)	HKD	(2,213)	37
IMAX China Holdings Inc. (E)	GSC	1M HIBOR -5.25% (M)	TBD	(176,700)	HKD	(3,181)	(12)
Jerónimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.40% (M)	TBD	39,874	EUR	629	(13)
JSE Ltd (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(38,424)	ZAR	(5,104)	5
KGHM Polska Miedz S.A. (E)	GSC	Federal Funds Effective Rate -0.40% (M)	TBD	(30,510)		(630)	22
Kimberly - Clark De Mexico S.A.B. De C.V. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(483,800)		(990)	18
Largan Precision Co.,Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(4,000)		(514)	(60)
Lee & Man Paper Manufacturing Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(892,000)	HKD	(4,032)	32
LG Display Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(40,423)		(471)	(7)
Lifestyle International Holdings Limited (E)	MSC	1M HIBOR -0.55% (M)	TBD	(304,000)	HKD	(2,523)	(12)
MAHLE Metal Leve S.A. (E)	GSC	Federal Funds Effective Rate +0.75% (M)	TBD	151,300		900	(31)
MGM China Holdings Limited (E)	GSC	1M HIBOR -0.75% (M)	TBD	(789,600)	HKD	(9,902)	32
Mirae Asset Daewoo Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(61,980)		(402)	14
Myriad International Holdings N.V. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	8,342	EUR	573	(12)
Nampak Ltd. (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(264,448)	ZAR	(2,724)	15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Naspers (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	28,007		942	(101)
New China Life Insurance Company Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(159,900)	HKD	(5,277)	41
Nine Dragons Paper (Holdings) Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(833,000)	HKD	(5,814)	41
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -4.50% (M)	TBD	(87,915)		(1,314)	(46)
Pepkor Holdings Ltd (E)	MSC	South African Johannesburg Interbank Agreed Rate -1.50% (M)	TBD	(457,378)	ZAR	(8,686)	38
Philip Morris International Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	25,761		1,900	69
PT Unilever Indonesia, Tbk. (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(401,800)		(1,338)	21
Public Joint Stock Society "Sberbank of Russia" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	60,377		896	(41)
Raia Drogasil S.A. (E)	GSC	Federal Funds Effective Rate -3.50% (M)	TBD	(37,300)		(856)	(10)
Rand Merchant Investment Holdings Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(160,406)	ZAR	(5,011)	14
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(5,251)		(1,389)	40
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	76,768		3,024	121
SATS Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(373,900)	SGD	(1,791)	(14)
SembCorp Marine Ltd (E)	MSC	Singapore Swap Offer Rate -8.00% (M)	TBD	(303,200)	SGD	(397)	27
Semiconductor Manufacturing International Corporation (E)	GSC	1M HIBOR -1.50% (M)	TBD	(1,052,000)	HKD	(10,836)	67
Shanghai Haohai Biological Technology Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	90,600	HKD	3,325	13
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(70,393)		(695)	212
Singapore Press Holdings Ltd. (E)	GSC	Singapore Swap Offer Rate -1.25% (M)	TBD	(536,000)	SGD	(1,110)	(4)
Sinopec Engineering (Group) Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,044,500	HKD	5,442	(23)
SJM Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,303,000)	HKD	(10,163)	44
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	8,590		573	17
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(15,652)		(1,328)	28
Suzuki Motor Corporation (E)	GSC	Tokyo Overnight Average Rate +0.50% (M)	TBD	44,600	JPY	192,404	128
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	35,204		1,610	29
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	235,558		2,014	65
Tamar Petroleum Ltd. (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	77,966	ILS	760	(19)
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	85,700	HKD	29,447	(150)
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	33,377		1,473	(85)
Thai Oil Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(226,300)		(533)	10
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(551,402)	HKD	(8,602)	14
Tiger Brands Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(18,117)	ZAR	(3,907)	10
Total SA (E)	GSC	1W Euribor +0.40% (M)	TBD	27,798	EUR	1,353	(5)
Tripod Technology Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	201,000		765	(43)
Truworths International Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(123,857)	ZAR	(6,988)	28
Tsingtao Brewery Co.,Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(114,000)	HKD	(5,546)	20
Tullow Oil PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	135,613	GBP	316	(29)
Unilever N.V. (E)	GSC	1W Euribor +0.40% (M)	TBD	23,799	EUR	1,294	20
WH Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	3,349,000	HKD	24,414	(103)
Wiwynn Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	49,000		709	(12)
Xiaomi Corporation (E)	CGM	1M HIBOR -0.40% ? -4.50% (M)	TBD	(1,080,400)	HKD	(9,799)	37
Yamana Gold Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	98,577		340	(26)
Yara International ASA (E)	GSC	1M Norway Interbank Offered Rate -0.40% (M)	TBD	(9,095)	NOK	(3,552)	(1)
Zhaojin Mining Industry Co., Ltd. (E)	GSC	1M HIBOR -1.00% (M)	TBD	(299,000)	HKD	(2,766)	7
							1,166

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Avon Products, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	09/17/20	916	—	14
BCA Marketplace PLC (E)	3M LIBOR +0.30% (Q)	BOA	07/27/20	752	—	(18)
Kinder Morgan Canada Limited (E)	1M LIBOR +0.75% (Q)	BOA	09/10/20	1,094	—	5
London Stock Exchange Group PLC (E)	3M LIBOR +0.30% (Q)	BOA	09/23/20	179	—	(1)
Avon Products, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	09/17/20	13	—	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Altran Technologies (E)	3M LIBOR +0.40% (Q)	JPM	09/28/20	583	—	(13)
Cobham PLC (E)	3M LIBOR +0.30% (Q)	JPM	10/01/20	3,912	—	(122)
EI Group PLC (E)	1M LIBOR +0.45% (Q)	JPM	09/28/20	625	—	—
Inmarsat PLC (E)	1M LIBOR +0.55% (Q)	JPM	04/03/20	1,045	—	21
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/20	1,337	—	26
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	JPM	09/28/20	2,331	—	157
TPV Technology Limited (E)	3M LIBOR +0.40% (Q)	JPM	09/14/20	435	—	2
ZOZO, Inc. (E)	3M LIBOR +0.40% (Q)	JPM	09/28/20	676	—	3
Aveo Retirement Homes (No 2) Pty Ltd (E)	3M LIBOR +0.40% (Q)	UBS	09/21/20	1,333	—	4
BCA Marketplace PLC (E)	3M LIBOR +0.30% (Q)	UBS	07/27/20	2,013	—	(97)
Inmarsat PLC (E)	3M LIBOR +0.30% (Q)	UBS	04/03/20	1,026	—	44
Merlin Entertainments PLC (E)	3M LIBOR +0.30% (Q)	UBS	08/19/20	6	—	—
					—	24
Total return swap agreements - paying return
EQUITY
Brookfield Property Partners L.P. (E)	1M LIBOR -2.50% (Q)	BOA	03/03/20	(142)	—	3
Natura Cosméticos S.A. (E)	1M LIBOR -10.00% (Q)	BOA	09/21/20	(1,024)	—	(21)
Pembina Pipeline Corporation (E)	1M LIBOR -0.35% (Q)	BOA	09/10/20	(1,118)	—	1
Natura Cosméticos S.A. (E)	1M LIBOR -10.00% (Q)	BOA	09/21/20	(2)	—	1
					—	(16)

JNL Multi-Manager Alternative Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional[1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	MSC	Federal Funds Effective Rate (M)	04/27/21	46,890	(46,100)	734

	Shares	Value ($)
Reference Entity - Short Equity Securities
Communication Services
Grubhub Holdings Inc.	(2)	(112)
The Madison Square Garden Company	—	(100)
World Wrestling Entertainment, Inc.	(3)	(206)
		(418)
Consumer Discretionary
Advance Auto Parts, Inc.	(1)	(124)
Amazon.com Inc. (a)	—	(200)
Autoliv, Inc.	(1)	(110)
Big Lots, Inc.	(7)	(162)
Brunswick Corporation	(8)	(407)
Burlington Stores, Inc.	(1)	(120)
Canada Goose Holdings Inc.	(1)	(57)
Capri Holdings Limited	(6)	(182)
Carnival Corporation	(2)	(105)
Carvana Co.	(3)	(191)
D.R. Horton, Inc.	(1)	(69)
Domino's Pizza, Inc.	—	(73)
Dorman Products Inc.	(2)	(127)
Five Below, Inc.	—	(50)
Genuine Parts Co.	(1)	(50)
Leggett & Platt, Incorporated	(5)	(205)
Lennar Corporation	(1)	(56)
Liberty Broadband Corporation	(3)	(304)
Liberty Broadband Corporation	(1)	(73)
Lowe's Companies Inc.	(1)	(77)
Marriott International, Inc.	(1)	(99)
Marriott Vacations Worldwide Corporation	(3)	(311)
Mohawk Industries, Inc. (a)	(2)	(186)
Netflix, Inc.	(1)	(145)
Nike Inc.	(1)	(85)
Nordstrom, Inc.	(3)	(88)
Ollie's Bargain Outlet Holdings, Inc.	(2)	(135)
O'Reilly Automotive, Inc.	—	(48)
Papa John's International Inc.	(2)	(105)
Red Rock Resorts, Inc.	(5)	(104)
Royal Caribbean Cruises Ltd.	(2)	(162)
Sirius XM Holdings Inc.	(65)	(408)
Tesla Motors Inc.	—	(72)
Texas Roadhouse, Inc.	(1)	(68)
	Shares	Value ($)
Consumer Discretionary (continued)
The Cheesecake Factory Incorporated	(1)	(46)
The Gap, Inc.	(6)	(108)
Thor Industries, Inc.	(5)	(295)
Tiffany & Co.	(4)	(398)
TJX Cos. Inc.	(2)	(89)
TWDC Enterprise 18 Corp.	(3)	(417)
Visteon Corporation	(1)	(91)
Wayfair Inc.	(2)	(258)
Wolverine World Wide, Inc.	(6)	(161)
		(6,621)
Consumer Staples
Archer-Daniels-Midland Company	(17)	(710)
Constellation Brands, Inc.	(1)	(145)
Herbalife Nutrition Ltd.	(3)	(106)
Hormel Foods Corporation	(3)	(136)
Lancaster Colony Corporation	—	(42)
National Beverage Corp.	(5)	(231)
PriceSmart, Inc.	(2)	(156)
The Clorox Company	(1)	(175)
The Kroger Co.	(2)	(62)
		(1,763)
Energy
Centennial Resource Development, LLC	(12)	(54)
Cheniere Energy, Inc.	(4)	(271)
Concho Resources Inc.	(6)	(401)
EOG Resources, Inc.	(1)	(37)
Exxon Mobil Corp.	(4)	(311)
Jagged Peak Energy Inc.	(20)	(144)
Matador Resources Company	(15)	(250)
McDermott International, Inc.	(8)	(15)
Murphy Oil Corporation	(3)	(55)
Noble Energy, Inc.	(4)	(99)
ONEOK, Inc.	(5)	(376)
Pembina Pipeline Corporation	(5)	(189)
Targa Resources Corp.	(13)	(518)
		(2,720)
Financials
American International Group, Inc.	(2)	(89)
Aon PLC	—	(48)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
Financials (continued)
Arthur J. Gallagher & Co.	(1)	(116)
BOK Financial Corporation	(2)	(150)
Brookfield Asset Management Inc.	(8)	(414)
Cboe Global Markets, Inc.	(3)	(368)
Charles Schwab Corporation, The	(10)	(427)
Chubb Limited	(1)	(178)
CME Group Inc.	(3)	(697)
CNO Financial Group, Inc.	(6)	(98)
Columbia Banking System, Inc.	(4)	(148)
Cullen/Frost Bankers, Inc.	(5)	(407)
First Financial Bancorp.	(16)	(396)
First Financial Bancshares, Inc.	(5)	(150)
First Interstate BancSystem, Inc.	(3)	(121)
First Republic Bank	(2)	(203)
Green Dot Corporation	(9)	(220)
Home BancShares, Inc.	(5)	(101)
Independent Bank Corp.	(1)	(82)
Interactive Brokers Group, Inc.	(5)	(274)
Intercontinental Exchange, Inc.	(1)	(83)
M&T Bank Corporation	(1)	(190)
Markel Corporation	(1)	(691)
MarketAxess Holdings Inc.	—	(111)
Marsh & McLennan Cos. Inc.	(3)	(290)
Northern Trust Corporation	(1)	(56)
Old National Bancorp	(15)	(260)
People's United Financial, Inc.	(4)	(55)
Phoenix Life Insurance Company	(1)	(85)
State Street Corporation	(6)	(367)
TD Ameritrade Holding Corporation	(5)	(215)
TFS Financial Corporation	(11)	(189)
The Bank of New York Mellon Corporation	(9)	(393)
United Bankshares, Inc.	(4)	(163)
VICI Properties Inc.	(26)	(584)
Webster Financial Corporation	(7)	(314)
Wells Fargo & Company	(6)	(303)
WisdomTree Investments, Inc.	(25)	(131)
		(9,167)
Health Care
ABIOMED, Inc.	—	(32)
Acceleron Pharma Inc.	(1)	(47)
Agios Pharmaceuticals, Inc.	(7)	(227)
Akorn, Inc.	(9)	(34)
Alnylam Pharmaceuticals, Inc.	(2)	(177)
Amicus Therapeutics, Inc.	(29)	(229)
Aurora Cannabis Inc.	(18)	(80)
Avanos Medical, Inc.	(5)	(195)
Becton, Dickinson and Company	—	(63)
Bluebird Bio, Inc.	(3)	(275)
Blueprint Medicines Corporation	(1)	(88)
Cantel Medical Corp.	(5)	(389)
Catalent, Inc.	(5)	(219)
Clovis Oncology, Inc.	(9)	(33)
Globus Medical, Inc.	(4)	(179)
Healthcare Trust of America, Inc.	(10)	(297)
Humana Inc.	(1)	(159)
ICU Medical, Inc.	(2)	(311)
Illumina, Inc.	(1)	(274)
Immunomedics, Inc.	(16)	(206)
Inogen, Inc.	(3)	(163)
Insulet Corporation	(1)	(231)
Intuitive Surgical, Inc.	(1)	(432)
LivaNova PLC	(3)	(251)
Merit Medical Systems, Inc.	(3)	(79)
Nektar Therapeutics	(6)	(107)
Neogen Corporation	(2)	(123)
Nevro Corp.	(2)	(198)
Portola Pharmaceuticals, Inc.	(5)	(145)
Qiagen N.V.	(2)	(79)
Quidel Corporation	(1)	(49)
Sage Therapeutics Inc.	(1)	(161)
Sarepta Therapeutics, Inc.	(3)	(249)
		(5,781)
	Shares	Value ($)
Industrials
3M Co.	(1)	(115)
A. O. Smith Corporation	(2)	(86)
Air Lease Corporation	(1)	(50)
American Airlines Group Inc.	(13)	(361)
BWXT Government Group, Inc.	(9)	(515)
Equifax Inc.	—	(42)
Fastenal Company	(4)	(118)
FedEx Corporation	(3)	(393)
Floor & Decor Holdings, Inc.	(2)	(87)
Fortive Corporation	(3)	(233)
General Dynamics Corporation	(2)	(301)
Granite Construction Incorporated	(8)	(251)
Healthcare Services Group, Inc.	(11)	(262)
J. B. Hunt Transport Services, Inc.	(2)	(232)
Knight-Swift Transportation Holdings Inc.	(1)	(44)
Middleby Corp.	(1)	(70)
Northrop Grumman Corporation	—	(30)
Proto Labs, Inc.	(1)	(51)
Ritchie Bros. Auctioneers Incorporated	(5)	(215)
Rollins, Inc.	(9)	(290)
SiteOne Landscape Supply, Inc.	(3)	(222)
Stericycle, Inc.	(3)	(137)
The Boeing Company	(1)	(342)
Trinity Industries, Inc.	(21)	(407)
Watsco, Inc.	(3)	(524)
Welbilt, Inc.	(24)	(400)
		(5,778)
Information Technology
2U, Inc.	(10)	(168)
3D Systems Corporation	(19)	(158)
Alphabet Inc.	—	(24)
Amphenol Corporation	(2)	(222)
Black Knight, Inc.	(2)	(110)
BlackBerry Limited	(7)	(36)
Box, Inc.	(3)	(43)
Citrix Systems, Inc.	(2)	(174)
Cognex Corporation	(6)	(290)
Corning Incorporated	(11)	(317)
DXC Technology Company	(4)	(115)
Envestnet, Inc.	(1)	(51)
F5 Networks, Inc.	—	(63)
FireEye, Inc.	(6)	(79)
First Solar, Inc.	(6)	(348)
Gartner, Inc.	(3)	(458)
Guidewire Software, Inc.	(2)	(190)
IPG Photonics Corporation	(4)	(475)
Jack Henry & Associates, Inc.	(2)	(336)
Littelfuse, Inc.	(3)	(612)
Marvell Technology Group Ltd	(5)	(115)
Monolithic Power Systems, Inc.	(3)	(467)
New Relic, Inc.	(2)	(123)
Novantas Inc.	(1)	(82)
Nutanix, Inc.	(11)	(286)
Palo Alto Networks, Inc.	(1)	(204)
Pegasystems Inc.	(4)	(265)
Plantronics, Inc.	(2)	(71)
Pure Storage, Inc.	(18)	(305)
Salesforce.Com, Inc.	—	(67)
Splunk Inc.	(1)	(71)
Switch Inc	(7)	(112)
Tyler Technologies Inc.	—	(52)
ViaSat, Inc.	(3)	(218)
Zillow Group, Inc.	(8)	(236)
		(6,943)
Materials
Agnico Eagle Mines Limited	(3)	(177)
Albemarle Corporation	(2)	(118)
AptarGroup, Inc.	(1)	(71)
Commercial Metals Company	(6)	(97)
Franco-Nevada Corporation	—	(27)
Graphic Packaging Holding Company	(7)	(106)
Linde Public Limited Company	(1)	(252)
Louisiana-Pacific Corporation	(3)	(64)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
Materials (continued)
Martin Marietta Materials, Inc.	—	(27)
MOS Holdings Inc.	(6)	(113)
Nutrien Ltd.	(8)	(414)
United States Steel Corporation	(7)	(76)
		(1,542)
Real Estate
CoreSite Realty Corporation	(3)	(317)
Corporate Office Properties Trust	(1)	(24)
Digital Realty Trust, Inc.	(4)	(532)
Healthcare Realty Trust Incorporated	(5)	(157)
Highwoods Properties, Inc.	(7)	(292)
Host Hotels & Resorts, Inc.	(10)	(168)
Hudson Pacific Properties, Inc.	(6)	(204)
Iron Mountain Inc.	(3)	(87)
Kilroy Realty Corporation	—	(31)
Mack-Cali Realty Corporation	(10)	(208)
Park Hotels & Resorts Inc.	(6)	(142)
Sabra Health Care REIT, Inc.	(20)	(464)
Senior Housing Properties Trust	(30)	(281)
	Shares	Value ($)
Real Estate (continued)
STAG Industrial, Inc.	(6)	(180)
Tanger Factory Outlet Centers, Inc.	(15)	(231)
The Howard Hughes Corporation	(3)	(402)
The Macerich Company	(15)	(461)
Urban Edge Properties	(5)	(103)
		(4,284)
Technology
Dolby Laboratories Inc. - Class A	(2)	(97)
NVIDIA Corporation	(2)	(374)
		(471)
Telecommunication Services
Vonage Holdings Corp.	(18)	(208)

Utilities
Algonquin Power & Utilities Corp.	(9)	(125)
Aqua America, Inc.	(1)	(58)
Dominion Energy, Inc.	(1)	(105)
NextEra Energy, Inc.	(1)	(116)
		(404)
Total Reference Entity – Short Equity Securities		(46,100)

(a) Non-income producing security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 96.7%
Japan 17.6%
Adastria Co. Ltd.	84	1,898
Akatsuki Inc. (a)	4	249
Asahi Intecc Co., Ltd.	90	2,385
Canon Marketing Japan Inc.	28	587
Daiho Corp.	15	397
DIP Corporation	39	948
Edion Corp. (a)	49	478
GMO Payment Gateway, Inc.	25	1,673
GungHo Online Entertainment, Inc.	51	1,153
Harmonic Drive Systems Inc. (a)	43	1,885
Haseko Corp.	201	2,348
Heiwa Real Estate Co., Ltd.	19	418
Hosiden Corporation.	17	177
Japan Elevator Service Holdings Co.,Ltd.	78	2,049
Japan Material Co.,Ltd.	160	1,988
JVCKenwood Corporation	355	1,053
Kanamoto Co. Ltd.	17	429
Kandenko Co., Ltd.	68	610
Kumagai Gumi Co., Ltd.	30	854
Lasertec Corporation	47	2,976
Meitec Corp.	12	581
Mercari, Inc. (b)	63	1,576
mixi, Inc.	63	1,339
MonotaRO Co., Ltd.	71	1,884
NET One Systems Co. Ltd.	32	864
Nichiigakkan Co., Ltd.	41	679
Nihon M & A Center Inc.	101	2,865
Nihon Unisys,Ltd.	13	422
Nishimatsu Construction Co. Ltd.	21	396
Oki Electric Industry Company Limited	43	582
Penta-Ocean Construction Co., Ltd.	144	800
Pksha Technology Inc. (b)	29	1,277
Raksul, Inc. (a) (b)	38	1,246
Rakus Co.,Ltd.	171	2,677
ShinMaywa Industries, Ltd.	38	449
Ship Healthcare Holdings, Inc.	28	1,206
Showa Corp.	73	1,060
Sumitomo Forestry Co. Ltd.	37	500
Toho Holdings Co. Ltd.	23	530
Towa Pharmaceutical Co. Ltd.	46	1,059
Ushio Inc.	39	557
Valor Holdings Co. Ltd.	21	353
Yuasa Trading Co. Ltd.	13	372
		47,829
United Kingdom 9.4%
ABCAM PLC	102	1,444
Accesso Technology Group PLC (a) (b)	75	800
Cineworld Group PLC	55	155
Craneware PLC (a)	81	2,541
Dechra Pharmaceuticals PLC	53	1,796
Dixons Carphone PLC	343	502
Evraz PLC	288	1,662
FirstGroup PLC (b)	295	498
Galliford Try PLC	53	438
GB Group PLC	258	1,720
Greggs PLC	18	473
Hammerson Plc	456	1,590
Hikma Pharmaceuticals Public Limited Company	52	1,396
Inchcape PLC	138	1,075
Keller Group PLC	75	519
Man Group PLC	417	896
Northgate PLC	299	1,210
Serco Group PLC (b)	214	392
Softcat PLC	40	487
Spirax-Sarco Engineering PLC	24	2,306
Stagecoach Group PLC	228	374
Tate & Lyle Public Limited Company	48	429
The Go-Ahead Group PLC	16	386
Wizz Air Holdings PLC (b) (c)	59	2,619
		25,708
Sweden 8.3%
Avanza Bank Holding AB	284	2,312
Axfood AB	54	1,157
Bilia AB	105	837
Biotage AB	139	1,441
CellaVision AB	40	1,564
Cloetta AB - Class B	132	380
Dios Fastigheter Ab	42	366
EQT AB (b) (c)	248	2,204
G&L Beijer Ref AB	102	2,308
Hemfosa Fastigheter AB	124	1,255
Hoist Finance AB (publ) (b) (c)	32	183
Indutrade Aktiebolag	76	2,124
Karnov Group AB (PUBL) (b)	235	1,141
Medicover AB (b)	142	1,171
Nobina AB (publ) (c)	59	371
Nyfosa AB (b)	124	844
Peab AB	129	1,145
SAS AB (b)	292	373
SSAB AB	251	625
SWECO Civil AB	11	326
Wihlborgs Fastigheter AB	29	475
		22,602
Australia 7.8%
Afterpay Touch Group Limited (b)	156	3,785
Australian Pharmaceutical Industries Ltd.	1,801	1,648
Beach Energy Ltd.	407	700
Charter Hall Limited	291	2,293
Charter Hall WALE Limited	180	695
Downer EDI Ltd.	75	396
Genworth Mortgage Insurance Australia Limited	190	435
Inghams Group Limited (a)	193	411
JB Hi-Fi Limited	90	2,067
Metcash Limited	515	1,038
Nanosonics Limited (b)	519	2,225
Resolute Mining Limited (b)	1,504	1,431
Sandfire Resources NL	303	1,348
Zip Co Limited (b)	868	2,743
		21,215
Canada 6.9%
AGF Holdings Inc. - Class B	371	1,735
Alaris Royalty Corp.	50	746
Artis Real Estate Investment Trust	39	367
CAE Inc.	129	3,286
Cargojet Inc.	27	1,918
Descartes Systems Group Inc. (b)	58	2,349
Dream Global Real Estate Investment Trust	94	1,174
FirstService Corporation	34	3,517
Kinaxis Inc. (b)	26	1,709
Parex Resources Inc. (b)	50	765
TransAlta Corporation	70	717
Transcontinental Inc. - Class A	34	401
		18,684
Taiwan 5.2%
Accton Technology Corporation	327	1,729
Airtac International Group	123	1,464
Coretronic Corp.	395	476
HannStar Display Corporation	2,573	532
International Games System Co., Ltd.	82	1,028
King Yuan Electronics Co. Ltd.	1,881	2,120
Radiant Opto-Electronics Corp.	670	2,564
Simplo Technology Co. Ltd.	192	1,610
Sino-American Silicon Products Inc.	178	473
Sunny Friend Environmental Technology Co., Ltd.	202	1,767
TPK Holding Co., Ltd. (b)	265	479
		14,242
Germany 4.6%
Ceconomy AG (b)	99	536
Corestate Capital Holding S.A.	13	464
Delivery Hero SE (b) (c)	47	2,081
Deutsche Pfandbriefbank AG (c)	103	1,264
Edge Equipment Ltd	10	128
Evotec SE (b)	101	2,262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Isra Vision AG	41	1,731
Nemetschek SE	29	1,471
RIB Software SE	65	1,503
Wuestenrot & Wuerttembergische AG	56	1,094
		12,534
Netherlands 4.0%
ASR Nederland N.V.	75	2,784
BAM Group	282	704
IMCD B.V.	31	2,320
Koninklijke VolkerWessels	40	702
Signify N.V. (c)	32	883
Takeaway.com N.V. (a) (b) (c)	35	2,818
Wereldhave N.V. (a)	27	599
		10,810
South Korea 3.7%
Dae Duck Electronics Research & Gaebal Institute	123	1,120
DGB Financial Group	167	1,042
Duzon Bizon Co. Ltd.	38	2,087
Hyosung Corporation	22	1,570
LG International Corp.	29	415
Medy-Tox	3	1,021
Partron Co., Ltd.	112	1,200
Settle Bank Inc/Korea (b)	52	1,732
		10,187
Brazil 3.2%
AES Tiete Energia SA	41	120
Azul S.A. - ADR (b)	47	1,682
Grupo SBF S/A (b)	318	1,739
Notre Dame Intermedica Participacoes S.A.	168	2,210
Qualicorp S.A.	258	1,923
Transmissora Alianca de Energia Eletrica S.A.	154	1,065
		8,739
Italy 3.1%
Amplifon S.p.A	106	2,603
Azimut Holding S.p.A.	27	507
Banca IFIS S.p.A.	12	194
Banca Mediolanum SpA	85	641
Interpump Group SpA	76	2,404
Unipol Gruppo Finanziario S.P.A.	380	2,023
		8,372
Switzerland 3.0%
ALSO Holding AG	—	55
PSP Swiss Property AG	13	1,597
Sunrise Communications AG - Class N (a) (c)	6	457
Tecan Group AG	9	2,079
VAT Group AG (c)	21	2,703
Vifor Pharma AG (c)	22	1,286
		8,177
China 3.0%
China Aoyuan Group Limited	941	1,069
China Overseas Grand Oceans Group Limited	1,786	813
China SCE Group Holdings Limited	1,057	489
China South City Holdings Limited	—	—
Hangzhou Tigermed Consulting Co., Ltd	222	1,931
Huaxin Cement Co. Ltd.	1,324	2,602
Lao Feng Xiang Co. Ltd.	126	426
Powerlong Real Estate Holdings Limited	291	206
West China Cement Ltd.	3,516	576
		8,112
India 2.2%
Granules India Limited	447	661
Ipca Laboratories Ltd.	33	418
Karnataka Bank Ltd.	309	330
NIIT Technologies Limited (d)	5	106
Power Finance Corporation Limited (b)	517	726
Syngene International Ltd. (c)	415	1,825
WNS (Holdings) Limited - ADR (b)	31	1,831
		5,897
Israel 1.6%
CyberArk Software Ltd. (b)	24	2,356
Wix.Com Ltd. (b)	17	2,016
		4,372
Mexico 1.6%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	649	904
Cibanco, S.A., Institucion de Banca Multiple (c)	1,086	1,364
Qualitas Controladora SAB de CV - Class I	56	199
Regional, S.A.B. De C.V.	386	1,770
		4,237
Hong Kong 1.6%
Ausnutria Dairy Corporation Ltd	863	1,131
K. Wah International Holdings Ltd.	718	380
Vitasoy International Holdings Ltd.	394	1,600
Yuexiu Property Co. Ltd.	5,172	1,124
		4,235
Ireland 1.5%
C & C Group Public Limited Company	502	2,271
Keywords Studios PLC	124	1,747
		4,018
Denmark 1.1%
Royal Unibrew A/S	8	653
Scandinavian Tobacco Group A/S (c)	30	347
SimCorp A/S	21	1,837
Topdanmark A/S	2	119
		2,956
United States of America 0.9%
Elastic NV (b)	29	2,348
United Arab Emirates 0.8%
Network International Holdings Limited (b) (c)	343	2,262
Jersey 0.8%
Centamin PLC	208	321
SANNE Group PLC	289	1,933
		2,254
Norway 0.8%
Austevoll Seafood ASA	15	143
SalMar ASA	19	814
SpareBank 1 SMN	116	1,253
		2,210
Singapore 0.7%
BW LPG PTE. LTD. (c)	37	214
Yanlord Land Group Limited	2,062	1,748
		1,962
Russian Federation 0.7%
HeadHunter Group PLC - ADR	100	1,923
Thailand 0.6%
AP (Thailand) Public Company Limited (d)	1,539	340
Major Cineplex Group Plc (d)	716	561
Origin Property Public Company Limited (d)	328	84
Supalai Public Company Limited	915	539
		1,524
Turkey 0.5%
Dogan Sirketler Grubu Holding AS	2,554	693
Tekfen Holding Anonim Sirketi	197	670
		1,363
South Africa 0.3%
African Rainbow Minerals Ltd.	62	579
Astral Foods Ltd.	34	331
		910
Belgium 0.3%
Agfa-Gevaert NV (b)	80	329
D'ieteren	9	494
		823
Greece 0.3%
Motor Oil Hellas Corinth Refineries SA	34	791
Indonesia 0.3%
PT Indo Tambangraya Megah Tbk	481	421
PT Media Nusantara Citra Tbk	3,411	298
		719
France 0.2%
Air France - KLM (b)	10	110

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Coface SA (b)	50	573
		683
Malaysia 0.1%
George Kent (Malaysia) Bhd	1,126	275
Total Common Stocks (cost $253,053)		262,973
PREFERRED STOCKS 0.6%
Brazil 0.6%
Banco do Estado do Rio Grande do Sul S/A.	54	293
Companhia Paranaense de Energia - Copel - Series B	108	1,299
Total Preferred Stocks (cost $1,598)		1,592
WARRANTS 0.4%
China 0.4%
Citigroup Global Markets Holdings Inc. (b) (d) (e) (f)	85	1,184
Total Warrants (cost $1,340)		1,184
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
Vanguard FTSE All-World ex-US Small-Cap Index Fund	5	476
Total Investment Companies (cost $468)		476
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (g) (h)	8,338	8,338
Total Short Term Investments (cost $8,338)		8,338
Total Investments 101.0% (cost $264,797)		274,563
Other Assets and Liabilities, Net (1.0)%		(2,595)
Total Net Assets 100.0%		271,968

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $22,881 and 8.4% of the Fund.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citigroup Global Markets Holdings Inc.	08/29/18	1,340	1,184	0.4

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BNY	10/03/19	HKD	1,619	207	—
USD/ZAR	BNY	10/03/19	ZAR	(2,074)	(137)	—
					70	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 97.8%
Information Technology 17.4%
Akamai Technologies, Inc. (a)	56	5,075
Amdocs Limited	50	3,305
ANSYS, Inc. (a)	16	3,542
Aspen Technology, Inc. (a)	46	5,662
Autodesk, Inc. (a)	28	4,136
Blackbaud, Inc.	87	7,832
Box, Inc. - Class A (a)	164	2,716
CDW Corp.	68	8,380
Coherent Inc. (a)	35	5,346
DXC Technology Company	167	4,912
Fidelity National Information Services, Inc.	30	3,929
Flex Ltd. (a)	560	5,856
Guidewire Software, Inc. (a)	79	8,378
Hewlett Packard Enterprise Company	313	4,745
IPG Photonics Corporation (a)	24	3,254
Keysight Technologies, Inc. (a)	47	4,571
KLA-Tencor Corp.	33	5,230
Lam Research Corp.	26	6,009
Leidos Holdings Inc.	79	6,810
MAXIMUS Inc.	90	6,940
Motorola Solutions Inc.	30	5,042
NCR Corporation (a)	50	1,578
New Relic, Inc. (a)	70	4,275
Nuance Communications, Inc. (a)	444	7,242
Nutanix, Inc. - Class A (a)	240	6,300
Okta, Inc. - Class A (a)	42	4,185
Palo Alto Networks, Inc. (a)	61	12,352
Pure Storage, Inc. - Class A (a)	462	7,826
ServiceNow, Inc. (a)	22	5,458
Skyworks Solutions, Inc.	38	3,037
Splunk Inc. (a)	131	15,499
Synopsys Inc. (a)	49	6,763
Western Digital Corp.	81	4,831
Workday, Inc. - Class A (a)	59	10,028
Xilinx Inc.	65	6,233
		207,277
Industrials 16.0%
AGCO Corporation	84	6,363
Air Lease Corporation - Class A	112	4,684
Alaska Air Group, Inc.	190	12,302
AMETEK, Inc.	191	17,538
Fortive Corporation	182	12,512
Hubbell Inc.	29	3,813
IDEX Corporation	55	9,095
Ingersoll-Rand Public Limited Company	85	10,533
L3Harris Technologies, Inc.	44	9,180
Landstar System Inc.	67	7,548
ManpowerGroup Inc.	62	5,221
Masonite International Corp. (a)	63	3,654
Nordson Corp.	86	12,578
Old Dominion Freight Line Inc.	25	4,249
Owens Corning Inc.	96	6,087
Parker Hannifin Corp.	39	7,033
Quanta Services, Inc.	155	5,864
Republic Services Inc.	50	4,304
Rockwell Automation Inc.	97	16,068
Stericycle Inc. (a)	94	4,813
Teledyne Technologies Inc. (a)	20	6,440
Textron Inc.	155	7,581
Verisk Analytics, Inc.	39	6,167
Waste Connections, Inc.	55	5,060
Xylem Inc.	28	2,193
		190,880
Financials 14.8%
AFLAC Incorporated	84	4,382
Alleghany Corporation (a)	13	10,571
American Financial Group, Inc.	67	7,202
Arch Capital Group Ltd. (a)	182	7,640
Arthur J Gallagher & Co.	163	14,607
Commerce Bancshares Inc.	76	4,640
Cullen/Frost Bankers Inc.	64	5,711
E*TRADE Financial Corp.	148	6,452
Everest Re Group, Ltd.	69	18,206
Fidelity National Financial, Inc.	119	5,305
First Republic Bank	63	6,092
Markel Corp. (a)	2	2,952
Morningstar Inc.	18	2,631
Northern Trust Corp.	106	9,892
Old Republic International Corp.	119	2,806
Progressive Corp.	82	6,334
Prosperity Bancshares Inc.	187	13,209
SunTrust Banks Inc.	78	5,360
SVB Financial Group (a)	22	4,597
The Allstate Corporation	73	7,885
The Hartford Financial Services Group, Inc.	105	6,364
The Travelers Companies, Inc.	50	7,472
W. R. Berkley Corporation	76	5,469
Western Alliance Bancorp	129	5,944
Zions Bancorp	111	4,936
		176,659
Health Care 13.4%
Alexion Pharmaceuticals, Inc. (a)	37	3,624
AmerisourceBergen Corporation	131	10,793
BioMarin Pharmaceutical Inc. (a)	68	4,583
Bio-Rad Laboratories, Inc. - Class A (a)	17	5,657
Bio-Techne Corporation	48	9,392
Cantel Medical Corp.	87	6,542
Catalent Inc. (a)	148	7,078
Cooper Cos. Inc.	28	8,167
Dentsply Sirona Inc.	191	10,209
Edwards Lifesciences Corporation (a)	52	11,435
Envista Holdings Corporation (a)	23	636
Icon Public Limited Company (a)	31	4,568
Integra LifeSciences Holdings Corp. (a)	189	11,364
Laboratory Corporation of America Holdings (a)	44	7,476
Masimo Corp. (a)	34	5,133
Medidata Solutions, Inc. (a)	62	5,719
Premier Healthcare Solutions, Inc. - Class A (a)	91	2,632
Quest Diagnostics Incorporated	103	11,011
Syneos Health, Inc. - Class A (a)	74	3,938
Varian Medical Systems, Inc. (a)	36	4,287
Veeva Systems Inc. - Class A (a)	50	7,634
Waters Corp. (a)	56	12,501
West Pharmaceutical Services Inc.	35	5,035
		159,414
Consumer Discretionary 9.8%
Advance Auto Parts, Inc.	65	10,834
Aptiv PLC	67	5,857
AutoNation, Inc. (a)	96	4,884
BorgWarner Inc.	171	6,257
Carter's Inc.	90	8,232
Carvana Co. - Class A (a) (b)	69	4,554
Darden Restaurants Inc.	54	6,402
Expedia Group, Inc.	44	5,914
Foot Locker Inc.	92	3,971
Hasbro Inc.	104	12,379
Ross Stores Inc.	68	7,470
Sally Beauty Holdings, Inc. (a)	263	3,924
Service Corp. International	129	6,167
Tiffany & Co.	64	5,910
Tractor Supply Co.	85	7,733
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	31	7,645
Vail Resorts, Inc.	25	5,689
Yum! Brands Inc.	31	3,550
		117,372
Consumer Staples 9.7%
Archer-Daniels-Midland Company	247	10,127
Brown-Forman Corp. - Class B	108	6,780
Campbell Soup Co.	129	6,076
Casey's General Stores Inc.	48	7,736
Clorox Co.	29	4,336
Flowers Foods Inc.	201	4,642
Hormel Foods Corp.	258	11,277
JM Smucker Co.	89	9,792

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kimberly-Clark Corp.	49	7,007
Lamb Weston Holdings Inc.	130	9,454
McCormick & Co. Inc.	30	4,611
Molson Coors Brewing Company - Class B	113	6,526
Sysco Corp.	84	6,657
The Kroger Co.	311	8,012
Treehouse Foods, Inc. (a)	105	5,822
US Foods Holding Corp. (a)	157	6,453
		115,308
Real Estate 4.8%
Alexandria Real Estate Equities, Inc.	53	8,164
Healthcare Trust of America, Inc. - Class A	242	7,096
Highwoods Properties Inc.	139	6,229
Jones Lang LaSalle Incorporated	30	4,172
Lamar Advertising Co. - Class A	92	7,560
Liberty Property Trust	80	4,106
National Retail Properties Inc.	79	4,432
Public Storage	23	5,543
Starwood Property Trust, Inc.	310	7,508
Vornado Realty Trust	45	2,865
		57,675
Materials 4.4%
AptarGroup, Inc.	98	11,614
ARD Holdings S.A. - Class A	146	2,289
Avery Dennison Corporation	53	6,028
Eastman Chemical Co.	121	8,970
International Flavors & Fragrances Inc. (b)	53	6,503
Packaging Corp. of America	35	3,663
Reliance Steel & Aluminum Co.	84	8,383
Westlake Chemical Corp.	71	4,629
		52,079
Utilities 2.9%
Alliant Energy Corporation	111	5,962
Ameren Corporation	86	6,884
DTE Energy Company	69	9,159
Eversource Energy	90	7,692
Xcel Energy Inc.	86	5,592
		35,289
Communication Services 2.6%
CBS Corporation - Class B	119	4,785
Cinemark Holdings, Inc.	176	6,787
Interpublic Group of Cos. Inc.	198	4,260
John Wiley & Sons Inc. - Class A	116	5,119
Live Nation Inc. (a)	90	5,971
World Wrestling Entertainment, Inc. - Class A (b)	66	4,696
		31,618
Energy 2.0%
Apergy Corporation (a)	63	1,704
Cimarex Energy Co.	122	5,849
Core Laboratories N.V. (b)	45	2,098
Devon Energy Corporation	227	5,450
Parsley Energy Inc. - Class A	256	4,298
Pioneer Natural Resources Co.	37	4,653
		24,052
Total Common Stocks (cost $1,019,190)		1,167,623
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	28,220	28,220
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	10,701	10,701
Total Short Term Investments (cost $38,921)		38,921
Total Investments 101.1% (cost $1,058,111)		1,206,544
Other Assets and Liabilities, Net (1.1)%		(13,332)
Total Net Assets 100.0%		1,193,212

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.3%
Information Technology 28.2%
2U, Inc. (a)	146	2,377
A10 Networks, Inc. (a)	42	288
Acacia Communications, Inc. (a)	112	7,302
ACI Worldwide, Inc. (a)	586	18,335
ADTRAN, Inc.	55	620
Airgain, Inc. (a)	42	499
Alarm.Com Holdings, Inc. (a)	20	915
ANSYS, Inc. (a)	62	13,736
AppFolio, Inc. - Class A (a)	5	466
Appian Corporation - Class A (a) (b)	5	242
Arco Platform Limited - Class A (a)	113	5,731
Aspen Technology, Inc. (a)	182	22,370
Avalara, Inc. (a)	177	11,881
Avid Technology, Inc. (a)	42	263
Badger Meter, Inc.	24	1,277
Black Knight, Inc. (a)	212	12,950
Blackline, Inc. (a)	386	18,455
Brooks Automation Inc.	418	15,487
Cabot Microelectronics Corporation	55	7,800
Carbonite Inc. (a)	389	6,033
Cardtronics PLC - Class A (a)	46	1,378
CEVA Inc. (a)	90	2,701
Cirrus Logic Inc. (a)	19	1,003
Cloudflare, Inc. (a) (b)	33	612
Cornerstone OnDemand, Inc. (a)	319	17,498
Coupa Software Incorporated (a)	168	21,833
Digital Turbine USA, Inc. (a) (b)	43	278
Diodes Inc. (a)	31	1,243
DocuSign, Inc. (a)	445	27,596
Enphase Energy, Inc. (a)	293	6,500
Envestnet, Inc. (a)	80	4,547
Euronet Worldwide Inc. (a)	169	24,683
Everbridge, Inc. (a)	70	4,326
EVERTEC, Inc.	102	3,173
EVO Payments, Inc. - Class A (a)	235	6,610
Fabrinet (a)	86	4,488
Fair Isaac Corp. (a)	31	9,324
Globant S.A. (a)	76	6,967
Health Catalyst, Inc. (a) (b)	106	3,340
HubSpot Inc. (a)	23	3,552
Impinj, Inc. (a) (b)	19	576
INPHI Corporation (a)	58	3,532
Insight Enterprises, Inc. (a)	11	604
Intelligent Systems Corporation (a) (b)	12	517
InterXion Holding N.V. (a)	265	21,564
Itron Inc. (a)	42	3,129
J2 Cloud Services, LLC	5	463
Limelight Networks, Inc. (a)	850	2,576
Littelfuse Inc.	62	10,984
LivePerson, Inc. (a)	687	24,544
Liveramp, Inc. (a)	96	4,092
Lumentum Holdings Inc. (a)	12	627
MaxLinear, Inc. - Class A (a)	89	1,986
Mimecast Uk Limited (a)	108	3,853
MKS Instruments, Inc.	62	5,698
Model N, Inc. (a)	11	305
Monolithic Power Systems Inc.	67	10,410
Monotype Imaging Holdings Inc.	31	617
NAPCO Security Technologies Inc. (a) (b)	15	374
NVE Corp.	49	3,236
OSI Systems Inc. (a)	110	11,213
Paycom Software, Inc. (a)	219	46,011
Paylocity Holding Corporation (a)	234	22,870
Pluralsight, Inc. - Class A (a) (b)	265	4,451
Power Integrations Inc.	55	4,966
Progress Software Corp.	18	667
Proofpoint, Inc. (a)	40	5,157
PROS Holdings, Inc. (a)	78	4,676
Q2 Holdings, Inc. (a)	71	5,589
Qualys, Inc. (a)	34	2,566
Rapid7, Inc. (a)	71	3,196
RingCentral, Inc. - Class A (a)	203	25,545
Rogers Corp. (a)	38	5,252
Rudolph Technologies Inc. (a)	156	4,100
Sanmina Corp. (a)	27	856
Science Applications International Corp.	7	595
ShotSpotter, Inc. (a) (b)	147	3,390
Silicon Laboratories Inc. (a)	111	12,373
SPS Commerce, Inc. (a)	340	16,032
Tech Data Corp. (a)	12	1,231
Tenable Holdings, Inc. (a)	32	709
TTEC Holdings, Inc.	7	349
Upland Software, Inc. (a)	86	2,983
Varonis Systems, Inc. (a)	95	5,691
Verint Systems Inc. (a)	37	1,585
Viavi Solutions Inc. (a)	326	4,556
Virtusa Corporation (a)	286	10,288
Vishay Precision Group, Inc. (a)	18	585
Wex, Inc. (a)	26	5,171
Wix.Com Ltd. (a)	78	9,141
WNS (Holdings) Limited - ADR (a)	91	5,362
Workiva Inc. - Class A (a)	6	245
Xperii Corp.	39	806
Zendesk, Inc. (a)	9	644
Zscaler, Inc. (a)	16	748
		627,965
Health Care 20.4%
ACADIA Pharmaceuticals Inc. (a)	46	1,641
Acceleron Pharma Inc. (a)	86	3,399
Agenus Inc. (a)	168	434
Aimmune Therapeutics, Inc. (a) (b)	132	2,764
Allakos Inc. (a) (b)	34	2,680
Amedisys, Inc. (a)	4	540
Amicus Therapeutics, Inc. (a)	398	3,193
AMN Healthcare Services, Inc. (a)	10	570
AngioDynamics, Inc. (a)	267	4,911
ANI Pharmaceuticals, Inc. (a)	38	2,756
Apellis Pharmaceuticals, Inc. (a)	155	3,723
Arena Pharmaceuticals, Inc. (a)	89	4,040
argenx SE - ADR (a) (b)	72	8,171
Arrowhead Pharmaceuticals Inc (a) (b)	55	1,553
Arvinas, Inc. (a)	29	636
Ascendis Pharma A/S - ADR (a)	42	4,002
Audentes Therapeutics, Inc. (a)	104	2,913
Autolus Therapeutics PLC - ADS (a) (b)	194	2,414
BioLife Solutions, Inc. (a) (b)	121	2,013
BioSpecifics Technologies Corp. (a)	14	760
Bluebird Bio, Inc. (a)	64	5,907
Blueprint Medicines Corporation (a)	68	4,982
Bridgebio Pharma, Inc. (a) (b)	90	1,935
Cardiovascular Systems Inc. (a)	168	8,010
Caredx, Inc. (a)	11	252
Catalyst Pharmaceuticals, Inc. (a)	86	455
Celyad SA - ADR (a)	70	702
Cidara Therapeutics Inc. (a) (b)	273	544
Coherus Biosciences, Inc. (a) (b)	48	982
Conmed Corp.	99	9,556
Cooper Cos. Inc.	32	9,382
Corcept Therapeutics Inc. (a)	71	1,001
Corvel Corp. (a)	3	195
CRISPR Therapeutics AG (a) (b)	21	861
Cryoport, Inc. (a) (b)	256	4,185
Cytokinetics, Incorporated (a)	56	634
Cytomx Therapeutics, Inc. (a)	298	2,196
Denali Therapeutics Inc. (a) (b)	74	1,139
Dermira, Inc. (a)	79	505
DexCom Inc. (a)	50	7,534
Eagle Pharmaceuticals Inc. (a)	28	1,562
Editas Medicine, Inc. (a) (b)	33	757
Enanta Pharmaceuticals, Inc. (a)	64	3,848
Epizyme, Inc. (a)	203	2,095
Equillium, Inc. (a)	153	580
Esperion Therapeutics, Inc. (a)	101	3,688
Exact Sciences Corporation (a)	175	15,859
Fate Therapeutics, Inc. (a)	310	4,808

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
FibroGen, Inc. (a)	61	2,266
Fluidigm Corporation (a)	344	1,594
Genfit - Class A - ADR (a) (b)	100	1,745
Genomic Health, Inc. (a)	76	5,152
Glaukos Corp. (a)	54	3,363
Gossamer Bio, Inc. (a)	121	2,032
GW Pharmaceuticals plc - ADS (a)	108	12,447
Haemonetics Corp. (a)	16	2,009
Halozyme Therapeutics, Inc. (a)	31	473
Hanger, Inc. (a)	166	3,389
Harvard Bioscience Inc. (a)	583	1,792
HealthEquity, Inc. (a)	308	17,591
Horizon Therapeutics Public Limited Company (a)	274	7,453
Immunomedics Inc. (a) (b)	194	2,567
Innoviva, Inc. (a)	202	2,132
Insmed Inc. (a)	304	5,370
Inspire Medical Systems Inc. (a)	56	3,388
Insulet Corporation (a) (b)	24	3,943
Integer Holdings Corporation (a)	38	2,866
Intellia Therapeutics, Inc. (a) (b)	36	482
Intercept Pharmaceuticals, Inc. (a) (b)	53	3,491
Invacare Corp.	235	1,766
Invitae Corporation (a)	156	3,005
Iovance Biotherapeutics Inc. (a) (b)	217	3,945
Iradimed Corp. (a) (b)	19	404
iRhythm Technologies Inc. (a) (b)	55	4,076
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	238	2,045
Iterum Therapeutics Public Limited Company (a)	146	863
Jounce Therapeutics Inc. (a)	57	190
Kindred Healthcare Inc. (a)	373	2,558
Kura Operations, Inc. (a)	175	2,654
Lantheus Holdings Inc. (a)	40	990
LHC Group, Inc. (a)	127	14,434
Ligand Pharmaceuticals Incorporated (a) (b)	106	10,548
MacroGenics Inc. (a)	99	1,267
Magellan Health Services Inc. (a)	38	2,339
MannKind Corporation (a) (b)	205	257
Masimo Corp. (a)	101	15,101
Medicines Co. (a) (b)	206	10,309
Medpace Holdings, Inc. (a)	41	3,475
Melinta Subsidiary Corp. (a) (b)	150	570
Mesa Laboratories, Inc. (b)	29	6,972
Mirati Therapeutics, Inc. (a)	38	2,910
Molina Healthcare, Inc. (a)	7	821
Myovant Sciences Ltd. (a) (b)	265	1,379
National Research Corp. - Class A	225	13,012
Neogenomics, Inc. (a)	484	9,249
Neurocrine Biosciences, Inc. (a)	126	11,367
Novocure Limited (a)	49	3,668
Omeros Corporation (a) (b)	66	1,080
Omnicell, Inc. (a)	13	915
Oxford Immunotec Global PLC (a)	391	6,506
Paratek Pharmaceuticals Inc. (a) (b)	108	469
Penumbra, Inc. (a) (b)	12	1,568
Portola Pharmaceuticals, Inc. (a) (b)	101	2,702
Quidel Corporation (a)	44	2,689
Radius Health Inc. (a)	108	2,770
Recro Pharma, Inc. (a)	44	488
Regenxbio Inc. (a)	5	191
Repligen Corporation (a)	99	7,577
Sangamo Therapeutics Inc. (a)	61	553
SIGA Technologies, Inc. (a) (b)	39	199
Silk Road Medical, Inc. (a) (b)	81	2,644
Simulations Plus Inc.	16	553
Spark Therapeutics, Inc. (a)	9	832
Spero Therapeutics, Inc. (a)	88	935
Staar Surgical Co. (a) (b)	49	1,264
Supernus Pharmaceuticals Inc. (a)	50	1,372
Tactile Systems Technology, Inc. (a)	9	386
Tandem Diabetes Care Inc. (a)	41	2,399
Teladoc Health, Inc. (a) (b)	144	9,780
The Ensign Group, Inc.	177	8,395
Theravance Biopharma, Inc. (a) (b)	50	970
U. S. Physical Therapy, Inc.	113	14,728
Veeva Systems Inc. - Class A (a)	59	9,076
Veracyte, Inc. (a)	43	1,027
Vericel Corporation (a) (b)	13	200
Voyager Therapeutics, Inc. (a)	22	384
West Pharmaceutical Services Inc.	53	7,552
Zogenix, Inc. (a)	22	900
		454,090
Industrials 20.0%
AAON, Inc.	404	18,569
Advanced Energy Industries, Inc. (a)	90	5,189
Aerojet Rocketdyne Holdings, Inc. (a)	37	1,886
Aircastle Limited	58	1,307
Albany International Corp. - Class A	171	15,449
Allegiant Travel Company	4	561
Armstrong World Industries, Inc.	89	8,566
Atkore International Group Inc. (a)	44	1,339
Avis Budget Group, Inc. (a)	16	458
Axone Intelligence Inc. (a)	380	21,571
Azul S.A. - ADR (a)	338	12,105
Barrett Business Services, Inc.	9	841
Brady Corp. - Class A	22	1,167
Builders FirstSource, Inc. (a)	86	1,777
Ceco Environmental Corp. (a)	32	220
Chart Industries, Inc. (a)	100	6,211
Clean Harbors Inc. (a)	84	6,462
Columbus Mckinnon Corp.	264	9,610
Continental Building Products Inc. (a)	8	232
Copart Inc. (a)	320	25,746
CoStar Group, Inc. (a)	40	23,643
Douglas Dynamics, Inc.	207	9,220
Dycom Industries, Inc. (a)	116	5,912
EMCOR Group, Inc.	58	5,038
ESCO Technologies Inc.	85	6,747
Exponent, Inc.	45	3,137
Forward Air Corp.	110	6,980
FTI Consulting Inc. (a)	84	8,857
Generac Holdings Inc. (a)	146	11,424
Great Lakes Dredge & Dock Corp. (a)	93	968
HEICO Corp. - Class A	252	24,472
Herc Holdings Inc. (a)	8	357
Herman Miller Inc.	29	1,320
Hexcel Corp.	92	7,532
Hillenbrand Inc.	80	2,457
IDEX Corporation	42	6,817
Insperity, Inc.	14	1,381
John Bean Technologies Corp.	72	7,114
Kennametal Inc.	48	1,479
Kforce Inc.	35	1,308
Kornit Digital Ltd. (a) (b)	316	9,739
Lawson Products Inc. (a)	170	6,589
MasTec Inc. (a)	79	5,140
McGrath RentCorp	33	2,287
Mercury Systems Inc. (a)	161	13,069
Meritor, Inc. (a)	155	2,862
Mesa Air Group, Inc. (a)	57	385
Mobile Mini, Inc.	15	557
MSA Safety Inc.	3	366
NV5 Global, Inc. (a) (b)	93	6,323
Old Dominion Freight Line Inc.	136	23,047
Omega Flex Inc. (b)	196	20,024
RBC Bearings Incorporated (a)	69	11,517
Rush Enterprises Inc. - Class A	163	6,297
Safe Bulkers, Inc. (a)	79	138
Saia, Inc. (a)	7	687
Simpson Manufacturing Co. Inc.	66	4,540
SiteOne Landscape Supply, Inc. (a) (b)	213	15,762
Teledyne Technologies Inc. (a)	21	6,887
Tetra Tech, Inc.	37	3,208
Titan Machinery Inc. (a)	415	5,954
Trex Company, Inc. (a)	131	11,921
TriNet Group Inc. (a)	55	3,439
Triton Container International Limited - Class A	38	1,288
Universal Forest Products Inc.	29	1,169
Watts Water Technologies Inc. - Class A	68	6,332
		444,956

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 10.2%
1-800-Flowers.Com, Inc. - Class A (a)	46	679
American Eagle Outfitters, Inc.	88	1,426
Asbury Automotive Group, Inc. (a)	45	4,635
Bloomin' Brands, Inc.	129	2,435
Bright Horizons Family Solutions Inc. (a)	60	9,226
Brinker International Inc. (b)	51	2,171
Burlington Stores Inc. (a)	44	8,892
Chegg, Inc. (a)	232	6,937
Churchill Downs Inc.	14	1,672
Collectors Universe, Inc.	13	362
Cracker Barrel Old Country Store, Inc. (b)	3	544
Crocs Inc. (a)	37	1,031
Deckers Outdoor Corp. (a)	12	1,769
Dine Brands Global Inc.	118	8,925
Eldorado Resorts, Inc. (a) (b)	106	4,239
ETSY, Inc. (a)	343	19,363
Everi Holdings Inc. (a)	245	2,073
Fox Factory Holding Corp. (a)	431	26,829
Frontdoor, Inc. (a)	184	8,915
Funko Inc. - Class A (a) (b)	25	516
Gentherm Incorporated (a)	143	5,896
Gopro Inc. - Class A (a) (b)	76	392
Grand Canyon Education, Inc. (a)	26	2,590
Group 1 Automotive Inc.	7	668
Helen of Troy Ltd (a)	15	2,417
Lindblad Expeditions Holdings Inc. (a)	27	453
Liquidity Services, Inc. (a)	106	781
Marine Products Corp.	23	327
MarineMax Inc. (a)	372	5,764
Modine Manufacturing Co. (a)	452	5,144
Monro Inc.	81	6,403
Ollie's Bargain Outlet Holdings Inc. (a)	311	18,214
OneSpaWorld Holdings Limited (a) (b)	700	10,865
PetMed Express Inc. (b)	33	589
Planet Fitness, Inc. - Class A (a)	151	8,759
Regis Corp. (a)	103	2,091
RH (a) (b)	8	1,452
Rumbleon Inc. - Class B (a)	675	1,950
Seaworld Entertainment, Inc. (a)	52	1,378
Shake Shack Inc. - Class A (a)	7	735
Sleep Number Corporation (a)	21	871
Sportsman's Warehouse Holdings, Inc. (a) (b)	53	273
Steven Madden Ltd.	166	5,967
Stoneridge, Inc. (a)	11	341
Strategic Education, Inc.	152	20,650
Vail Resorts, Inc.	38	8,635
		226,244
Financials 6.2%
Amalgamated Bank - Class A	11	182
eHealth, Inc. (a)	179	11,921
Ellington Financial Inc.	53	964
Enova International, Inc. (a)	61	1,267
Essent Group Ltd.	211	10,045
Exantas Capital Corp.	44	502
FactSet Research Systems Inc.	46	11,257
Federated Investors Inc. - Class B	15	486
First Financial Bancshares, Inc.	26	880
FirstCash, Inc.	197	18,030
Foxconn Interconnect Technology Limited	54	431
Fulton Financial Corp.	13	211
Great Ajax Corp.	20	315
Great Southern Bancorp Inc.	10	547
Interactive Brokers Group, Inc.	376	20,186
Kemper Corp.	28	2,164
Kinsale Capital Group, Inc.	21	2,159
LendingTree, Inc. (a)	33	10,278
LPL Financial Holdings Inc.	38	3,097
MarketAxess Holdings Inc.	42	13,645
Morningstar Inc.	116	16,989
NMI Holdings Inc. - Class A (a)	29	768
Oportun Financial Corporation (a) (b)	243	3,934
Preferred Bank	30	1,576
Republic Bancorp Inc. - Class A	7	305
RLI Corp.	13	1,188
Victory Capital Holdings, Inc. - Class A	191	2,941
Waddell & Reed Financial Inc. - Class A (b)	110	1,896
		138,164
Communication Services 5.4%
Auto Trader Group PLC	3,695	23,154
Autohome Inc. - Class A - ADR (a) (b)	385	32,008
Bandwidth Inc. - Class A (a)	77	4,977
Boingo Wireless, Inc. (a)	514	5,711
Cargurus Inc. - Class A (a) (b)	30	942
Central European Media Enterprises Ltd - Class A (a)	68	306
Cogent Communications Group, Inc.	14	794
Egain Corporation (a)	78	627
Glu Mobile Inc. (a)	37	182
GoDaddy Inc. - Class A (a)	117	7,735
Liberty TripAdvisor Holdings Inc. - Class A (a)	41	386
Live Nation Inc. (a)	93	6,154
Nexstar Media Group, Inc. - Class A (b)	13	1,328
QuinStreet, Inc. (a) (b)	250	3,142
Rightmove PLC	3,372	22,792
Sinclair Broadcast Group Inc. - Class A	8	356
Take-Two Interactive Software Inc. (a)	57	7,177
TechTarget, Inc. (a)	30	683
Vonage Holdings Corp. (a)	126	1,423
Yelp Inc. - Class A (a)	23	784
		120,661
Consumer Staples 3.4%
B&G Foods, Inc. (b)	60	1,137
BJ's Wholesale Club Holdings, Inc. (a) (b)	283	7,334
Boston Beer Co. Inc. - Class A (a)	2	594
Chefs' Warehouse Inc. (a)	419	16,894
Coca-Cola Consolidated Inc.	4	1,202
Freshpet Inc. (a)	107	5,334
Hostess Brands, Inc. - Class A (a)	758	10,603
Ingles Markets Inc. - Class A	19	727
J&J Snack Foods Corp.	9	1,748
Medifast, Inc. (b)	13	1,373
Nomad Foods Limited (a)	447	9,167
Performance Food Group Company (a)	82	3,792
Post Holdings Inc. (a)	63	6,663
PriceSmart Inc. (b)	94	6,686
Sanderson Farms Inc.	2	377
USANA Health Sciences, Inc. (a)	5	332
WD-40 Co.	4	651
		74,614
Materials 1.5%
Ashland Global Holdings Inc.	116	8,942
Balchem Corporation	4	373
Chase Corporation	6	651
HB Fuller Co. (b)	25	1,147
Ingevity Corporation (a)	54	4,561
Innospec Inc.	25	2,218
Kraton Corporation (a)	27	879
Luxfer Holdings PLC	397	6,187
Materion Corp.	92	5,649
Myers Industries Inc.	11	194
Ramaco Resources, Inc. (a) (b)	2	8
Ryerson Holding Corp. (a)	87	746
Stepan Co.	10	970
Tredegar Corp.	12	226
Valhi Inc.	78	148
Warrior Met Coal, Inc.	30	589
		33,488
Real Estate 0.8%
Alexander's, Inc.	1	502
American Assets Trust, Inc.	57	2,660
Arbor Realty Trust, Inc. (b)	96	1,264
Braemar Hotel & Resorts Inc.	43	406
Brookfield Property REIT Inc. - Class A	14	279
Cushman & Wakefield Plc (a)	80	1,482
EastGroup Properties Inc.	30	3,801
First Industrial Realty Trust, Inc.	23	923

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Innovative Industrial Properties, Inc. (b)	34	3,187
PS Business Parks, Inc.	11	1,955
Tanger Factory Outlet Centers Inc. (b)	45	697
		17,156
Energy 0.6%
Arch Coal, Inc. - Class A (b)	9	657
Cactus Inc. - Class A (a)	4	108
Diamondback Energy, Inc.	41	3,713
DMC Global Inc. (b)	80	3,518
Matador Resources Co. (a)	84	1,395
Newpark Resources Inc. (a)	539	4,110
Propetro Holding Corp. (a)	23	211
Solaris Oilfield Infrastructure, Inc. - Class A (b)	21	286
		13,998
Utilities 0.6%
American States Water Company	19	1,727
AquaVenture Holdings Limited (a)	337	6,546
Black Hills Corporation	9	701
California Water Service Group	19	1,007
Chesapeake Utilities Corp.	12	1,103
Middlesex Water Co.	12	806
York Water Co.	7	319
		12,209
Total Common Stocks (cost $1,915,627)		2,163,545
SHORT TERM INVESTMENTS 6.9%
Securities Lending Collateral 4.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	92,321	92,321
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	61,517	61,517
Total Short Term Investments (cost $153,838)		153,838
Total Investments 104.2% (cost $2,069,465)		2,317,383
Other Assets and Liabilities, Net (4.2)%		(93,899)
Total Net Assets 100.0%		2,223,484

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.3%
Industrials 25.2%
ABM Industries Incorporated	22	782
Actuant Corporation - Class A	267	5,854
Air Lease Corporation - Class A	264	11,061
American Woodmark Corporation (a)	144	12,776
Arcbest Corporation	35	1,060
AZZ Inc.	41	1,778
Beacon Roofing Supply, Inc. (a)	242	8,114
Brady Corp. - Class A	15	785
BWXT Government Group, Inc.	126	7,226
Ceco Environmental Corp. (a)	22	151
Colfax Corp. (a) (b)	437	12,702
Crane Co.	132	10,627
Donaldson Co. Inc.	136	7,083
Ducommun Inc. (a)	9	371
Dycom Industries, Inc. (a)	181	9,240
EMCOR Group, Inc.	174	14,909
EnerSys	146	9,647
EnPro Industries, Inc.	4	254
ESCO Technologies Inc.	6	492
FTI Consulting Inc. (a)	34	3,647
Gates Industrial Corporation PLC (a)	700	7,052
Gorman-Rupp Co.	49	1,711
Great Lakes Dredge & Dock Corp. (a)	51	536
Hawaiian Holdings Inc.	174	4,568
Healthcare Services Group Inc. (b)	288	7,000
Heartland Express Inc.	7	145
Hertz Global Holdings, Inc. (a)	303	4,187
Hexcel Corp.	100	8,229
Hillenbrand Inc.	8	252
HUB Group Inc. - Class A (a)	13	614
Kadant Inc.	69	6,046
Kennametal Inc.	74	2,299
MasTec Inc. (a)	86	5,603
Meritor, Inc. (a)	49	900
Mesa Air Group, Inc. (a)	51	346
Miller Industries Inc.	7	218
Navigant Consulting, Inc.	64	1,794
Now, Inc. (a) (b)	628	7,202
PGT Innovations, Inc. (a)	844	14,574
Powell Industries Inc.	10	389
Quanex Building Products Corp.	353	6,382
Rexnord Corporation (a)	56	1,525
Rush Enterprises Inc. - Class A	165	6,350
Safe Bulkers, Inc. (a)	282	493
SkyWest Inc.	22	1,278
SP Plus Corporation (a)	399	14,760
SPX Corp. (a)	124	4,979
Steelcase Inc. - Class A	685	12,613
Sterling Construction Co. Inc. (a)	39	511
Team Inc. (a)	113	2,039
Thermon Group Holdings, Inc. (a)	204	4,688
TriMas Corp. (a)	51	1,564
Triton Container International Limited - Class A	80	2,702
Triumph Group Inc.	25	570
UniFirst Corp.	67	13,015
Watts Water Technologies Inc. - Class A	4	413
WESCO International, Inc. (a)	140	6,688
Woodward Governor Co.	55	5,985
		278,779
Financials 19.4%
1st Source Corp.	21	943
Amalgamated Bank - Class A	12	197
American Equity Investment Life Holding Company	163	3,959
Anworth Mortgage Asset Corporation	238	786
Argo Group International Holdings, Ltd.	6	452
BancorpSouth Bank	78	2,300
Bank of N.T. Butterfield & Son Limited (The)	7	215
Bank OZK	149	4,071
BankUnited, Inc.	148	4,982
Banner Corporation	22	1,216
Boston Private Financial Holdings Inc.	100	1,168
Bridgewater Bancshares, Inc. (a)	12	142
Brightsphere Investment Group Inc.	165	1,634
Camden National Corp.	9	410
Carolina Financial Corp.	18	625
Cathay General Bancorp	239	8,324
CBTX, Inc.	32	894
Century Bancorp Inc. - Class A	3	229
Chemung Financial Corporation	3	120
City Holdings Co.	13	966
Civista Bancshares Inc.	6	141
CNB Financial Corp.	2	68
CNO Financial Group, Inc.	89	1,403
Commerce Bancshares Inc.	151	9,154
Community Bank System Inc.	43	2,639
Community Trust Bancorp Inc.	11	470
ConnectOne Bancorp, Inc.	25	551
Customers Bancorp, Inc. (a)	42	862
Eagle Bancorp Inc.	14	605
Ellington Financial Inc.	57	1,038
Enstar Group Limited (a)	54	10,351
Essent Group Ltd.	136	6,478
Exantas Capital Corp.	28	314
Farmers National Banc Corp.	10	143
Federal Agricultural Mortgage Corp. - Class C	6	507
First American Financial Corporation	80	4,674
First Bancorp Inc.	28	1,002
First Bancshares Inc.	14	456
First Community Bancshares, Inc.	10	321
First Defiance Financial Corp.	17	483
First Horizon National Corp.	169	2,730
FirstCash, Inc.	54	4,941
FNB Corp.	132	1,524
Foxconn Interconnect Technology Limited	223	1,779
Fulton Financial Corp.	111	1,799
German American Bancorp Inc.	12	375
Glacier Bancorp, Inc.	231	9,358
Great Ajax Corp.	8	118
Great Southern Bancorp Inc.	7	384
Hallmark Financial Services, Inc. (a)	13	250
Hanmi Financial Corp.	33	613
Hanover Insurance Group Inc.	22	3,045
Home Bancorp, Inc.	8	314
HomeStreet, Inc. (a)	139	3,805
IberiaBank Corp.	20	1,524
Independent Bank Corp.	21	1,576
International Bancshares Corp.	18	699
LPL Financial Holdings Inc.	41	3,396
Macatawa Bank Corp.	30	316
Mercantile Bank Corp.	7	234
Metropolitan Bank Holding Corp. (a)	4	171
MFA Financial, Inc.	97	717
MidWestOne Financial Group Inc.	7	206
National Western Life Group Inc. - Class A	16	4,400
NBT Bancorp Inc.	18	676
Nicolet Bankshares, Inc. (a)	6	371
NMI Holdings Inc. - Class A (a)	53	1,383
Northeast Bank	4	97
OFG Bancorp	54	1,185
Orrstown Financial Services, Inc.	5	108
People's Utah Bancorp	7	186
Preferred Bank	13	679
Pzena Investment Management, Inc. - Class A	15	130
Radian Group Inc.	103	2,351
RenaissanceRe Holdings Ltd	18	3,540
Republic Bancorp Inc. - Class A	7	306
Safety Insurance Group, Inc.	10	1,045
Sandy Spring Bancorp Inc.	149	5,023
Selective Insurance Group Inc.	20	1,481
Sierra BanCorp	12	310
Southern First Bancshares Inc. (a)	3	119
Southern Missouri Bancorp Inc.	3	98
Stifel Financial Corp.	25	1,429
Stock Yards Bancorp Inc.	10	356
TCF Financial Corporation	360	13,700

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
The Bancorp, Inc. (a)	32	321
The PRA Group, Inc. (a)	262	8,843
Tristate Capital Holdings, Inc. (a)	40	844
Trustmark Corp.	39	1,346
UMB Financial Corp.	72	4,669
Umpqua Holdings Corp.	615	10,118
United Community Banks, Inc.	36	1,034
United Community Financial Corp.	23	249
Univest Financial Corporation	18	463
Valley National Bancorp	338	3,671
Virtu Financial Inc. - Class A (b)	192	3,145
Virtus Partners, Inc.	86	9,564
Waddell & Reed Financial Inc. - Class A (b) (c)	85	1,456
Washington Federal Inc.	219	8,094
Webster Financial Corp.	77	3,608
Westamerica Bancorp	25	1,581
Wintrust Financial Corporation	9	576
WSFS Financial Corp.	39	1,714
		215,436
Consumer Discretionary 12.6%
American Eagle Outfitters, Inc.	751	12,183
America's Car Mart, Inc. (a)	136	12,471
Big Lots, Inc.	126	3,090
Brinker International Inc. (b)	85	3,637
Buckle Inc. (b)	20	418
Citi Trends, Inc.	23	413
Core-Mark Holding Co. Inc.	17	558
Dine Brands Global Inc.	10	790
Dorman Products Inc. (a) (b)	75	6,005
Extended Stay America, Inc. - Class B	349	5,114
Fossil Group, Inc. (a) (b)	36	449
Genesco Inc. (a)	20	784
Gildan Activewear Inc.	300	10,657
Group 1 Automotive Inc.	36	3,293
HanesBrands Inc.	312	4,780
Helen of Troy Ltd (a)	96	15,104
Jack in the Box Inc.	18	1,672
KAR Auction Services, Inc. (b)	296	7,267
KB Home	23	777
LCI Industries	45	4,160
Liquidity Services, Inc. (a)	92	680
Malibu Boats, Inc. - Class A (a)	181	5,547
MDC Holdings Inc.	21	916
Meritage Homes Corporation (a)	19	1,360
Murphy USA Inc. (a)	17	1,449
Office Depot Inc.	1,229	2,156
Papa John's International Inc. (b)	5	268
Rocky Brands Inc.	24	800
Shoe Carnival Inc. (b)	60	1,951
Skechers U.S.A. Inc. - Class A (a)	149	5,568
Stoneridge, Inc. (a)	27	833
Tupperware Brands Corp.	20	312
Williams-Sonoma Inc. (b)	102	6,902
Winnebago Industries Inc.	462	17,718
		140,082
Information Technology 11.5%
ADTRAN, Inc.	44	498
Cabot Microelectronics Corporation	112	15,816
CACI International Inc. - Class A (a)	6	1,370
Cardtronics PLC - Class A (a)	13	395
Cass Information Systems, Inc.	233	12,607
Cirrus Logic Inc. (a)	22	1,196
Cohu Inc.	446	6,029
Diebold Nixdorf Inc. (a)	28	312
Diodes Inc. (a)	25	991
Ebix Inc. (b)	79	3,317
Entegris, Inc.	80	3,779
ePlus Inc. (a)	153	11,665
EVERTEC, Inc.	29	895
Fabrinet (a)	19	1,017
FLIR Systems Inc.	78	4,128
II-VI Inc. (a) (b)	100	3,527
Infinera Corporation (a) (b)	172	936
Insight Enterprises, Inc. (a)	19	1,075
KBR, Inc.	83	2,031
Kulicke & Soffa Industries Inc.	157	3,681
Liveramp, Inc. (a)	10	414
Manhattan Associates Inc. (a)	97	7,809
Mantech International Corp. - Class A	9	648
MKS Instruments, Inc.	34	3,153
NCR Corporation (a)	62	1,945
NeoPhotonics Corporation (a)	113	689
NETGEAR, Inc. (a)	48	1,531
NVE Corp.	6	401
PC Connection, Inc.	12	458
Perspecta Inc.	58	1,513
Plexus Corp. (a)	214	13,371
Sanmina Corp. (a)	36	1,157
SPS Commerce, Inc. (a)	31	1,450
Tech Data Corp. (a)	75	7,842
Verint Systems Inc. (a)	18	749
Verra Mobility Corporation - Class A (a)	506	7,261
Xperii Corp.	58	1,207
		126,863
Health Care 6.6%
Acadia Healthcare Company, Inc. (a)	115	3,584
Addus HomeCare Corporation (a)	96	7,587
Akorn, Inc. (a)	81	310
Anika Therapeutics, Inc. (a)	8	464
Coherus Biosciences, Inc. (a) (b)	56	1,141
CRISPR Therapeutics AG (a) (b)	43	1,766
Cytokinetics, Incorporated (a)	21	236
Emergent BioSolutions Inc. (a)	58	3,032
Hill-Rom Holdings Inc.	80	8,376
HMS Holdings Corp. (a)	10	328
ImmunoGen, Inc. (a)	108	261
Innoviva, Inc. (a)	82	860
Integer Holdings Corporation (a)	17	1,318
Lannett Co. Inc. (a) (b)	52	582
Magellan Health Services Inc. (a)	10	623
Mednax, Inc. (a)	335	7,580
National Healthcare Corp.	9	713
Natus Medical Inc. (a)	278	8,852
Patterson Cos. Inc.	39	701
PDL BioPharma, Inc. (a) (b)	304	658
Spectrum Pharmaceuticals, Inc. (a)	134	1,109
Syneos Health, Inc. - Class A (a)	281	14,908
Utah Medical Products Inc.	4	394
Varex Imaging Corporation (a)	266	7,580
Xencor, Inc. (a)	9	313
		73,276
Real Estate 6.5%
Agree Realty Corporation	33	2,425
Apollo Commercial Real Estate Finance, Inc.	49	939
Arbor Realty Trust, Inc. (b)	85	1,118
Ares Commercial Real Estate Corporation	45	690
Braemar Hotel & Resorts Inc. (b)	78	729
Brandywine Realty Trust	157	2,379
City Office REIT, Inc.	56	799
CubeSmart	136	4,760
First Industrial Realty Trust, Inc.	35	1,400
Getty Realty Corp.	44	1,412
Global Healthcare REIT, Inc.	70	796
Healthcare Realty Trust Inc.	36	1,193
Highwoods Properties Inc.	23	1,016
Independence Realty Trust, Inc.	179	2,566
Industrial Logistics Properties Trust	58	1,223
Investors Real Estate Trust	12	869
Jones Lang LaSalle Incorporated	102	14,184
Kite Realty Naperville, LLC	79	1,275
Lexington Realty Trust	320	3,284
Mack-Cali Realty Corp.	211	4,574
National Health Investors, Inc.	17	1,398
Pebblebrook Hotel Trust	25	688
PennyMac Mortgage Investment Trust	91	2,031
Piedmont Office Realty Trust Inc. - Class A	85	1,780
PS Business Parks, Inc.	38	6,804
QTS Realty Trust, Inc. - Class A	42	2,141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Retail Opportunity Investments Corp.	5	94
Rexford Industrial Realty, Inc.	15	665
RLJ III-EM Columbus Lessee, LLC	34	572
Summit Hotel Properties Inc.	123	1,432
Sunstone Hotel Investors Inc.	45	615
Terreno Realty Corporation	53	2,712
Urstadt Biddle Properties Inc. - Class A	5	120
Western Asset Mortgage Capital Corporation	57	546
Xenia Hotels & Resorts Inc.	135	2,855
		72,084
Materials 5.9%
AK Steel Holding Corporation (a) (b)	822	1,866
Carpenter Technology Corp.	11	570
Chase Corporation	28	3,085
Cleveland-Cliffs Inc. (b)	69	495
Commercial Metals Co.	53	914
FutureFuel Corp.	20	245
HB Fuller Co. (b)	195	9,070
Hecla Mining Co. (b)	1,146	2,017
Ingevity Corporation (a)	21	1,766
Kraton Corporation (a)	16	523
Neenah Inc.	44	2,839
P.H. Glatfelter Co.	49	759
Park Aerospace Technologies Corp.	18	322
Reliance Steel & Aluminum Co.	119	11,860
Schnitzer Steel Industries Inc. - Class A	43	890
Schweitzer-Mauduit International Inc.	383	14,363
Stepan Co.	15	1,417
Summit Materials, Inc. - Class A (a)	262	5,810
Tredegar Corp.	20	384
Tronox Holdings PLC	474	3,932
Valhi Inc. (b)	127	241
Warrior Met Coal, Inc.	79	1,535
Worthington Industries Inc.	22	805
		65,708
Utilities 3.0%
ALLETE, Inc.	25	2,157
Avista Corporation	15	746
Black Hills Corporation	70	5,352
California Water Service Group	19	988
MGE Energy, Inc.	6	519
New Jersey Resources Corp.	47	2,132
Northwest Natural Holding Company	6	429
One Gas, Inc.	39	3,757
Otter Tail Corp.	4	214
PNM Resources, Inc.	53	2,773
Portland General Electric Co.	127	7,156
Southwest Gas Corp.	29	2,618
Spire, Inc.	39	3,372
Unitil Corp.	7	424
York Water Co.	5	203
		32,840
Energy 2.0%
Apergy Corporation (a)	14	381
Arch Coal, Inc. - Class A (b)	13	962
Archrock, Inc.	156	1,551
Berry Petroleum Company, LLC	13	125
Bonanza Creek Energy, Inc. (a)	52	1,165
Carrizo Oil & Gas Inc. (a)	64	548
CVR Energy, Inc.	62	2,735
Delek US Holdings, Inc.	41	1,471
Denbury Resources Inc. (a) (b)	88	105
Gulfport Energy Corp. (a) (b)	118	319
Helix Energy Solutions Group, Inc. (a)	33	268
Liberty Oilfield Services Inc. - Class A (b)	48	521
Matador Resources Co. (a)	230	3,799
Matrix Service Co. (a)	48	823
Northern Oil and Gas Inc. (a) (b)	58	113
PDC Energy, Inc. (a)	112	3,116
Propetro Holding Corp. (a)	55	503
Ring Energy Inc. (a)	360	590
SEACOR Holdings Inc. (a)	20	919
SemGroup Corporation - Class A	24	387
SilverBow Resources, Inc. (a)	7	66
Southwestern Energy Co. (a) (b)	247	477
SRC Energy Inc. (a)	207	967
Unit Corp. (a)	169	572
		22,483
Communication Services 1.9%
Emerald Expositions Events, Inc.	673	6,545
Glu Mobile Inc. (a)	288	1,436
Gray Television Inc. (a) (b)	48	780
Hemisphere Media Group, Inc. - Class A (a)	443	5,413
Marcus Corp.	43	1,588
MSG Networks Inc. - Class A (a) (b)	37	605
Spok Holdings, Inc.	16	186
TEGNA Inc.	142	2,210
Telephone & Data Systems Inc.	59	1,514
The Meet Group, Inc. (a)	95	311
Vonage Holdings Corp. (a)	20	229
		20,817
Consumer Staples 1.7%
B&G Foods, Inc. (b)	56	1,066
BJ's Wholesale Club Holdings, Inc. (a)	50	1,288
Central Garden & Pet Co. - Class A (a)	136	3,759
Darling Ingredients Inc. (a)	178	3,398
Del Monte Fresh Produce Company	29	978
E.L.F. Beauty, Inc. (a)	52	914
Energizer Holdings, Inc. (b)	53	2,312
John B. Sanfilippo & Son Inc.	6	576
Natural Grocers By Vitamin Cottage, Inc. (a)	33	334
Sanderson Farms Inc.	4	658
Seneca Foods Corp. - Class A (a)	7	231
The Simply Good Foods Company (a)	77	2,246
Universal Corp.	14	758
Village Super Market Inc. - Class A (b)	11	286
		18,804
Total Common Stocks (cost $1,038,581)		1,067,172
SHORT TERM INVESTMENTS 6.8%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	38,218	38,218
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	36,747	36,747
Total Short Term Investments (cost $74,965)		74,965
Total Investments 103.1% (cost $1,113,546)		1,142,137
Other Assets and Liabilities, Net (3.1)%		(34,667)
Total Net Assets 100.0%		1,107,470

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.6%
Information Technology 21.4%
Accenture Public Limited Company - Class A	2	309
Adobe Inc. (a)	1	339
Ads Alliance Data Systems Inc.	—	13
Advanced Micro Devices, Inc. (a)	3	80
Akamai Technologies, Inc. (a)	—	38
Amphenol Corporation - Class A	1	73
Analog Devices, Inc.	1	104
ANSYS, Inc. (a)	—	47
Apple Inc.	11	2,399
Applied Materials, Inc.	2	115
Arista Networks, Inc. (a)	—	33
Autodesk, Inc. (a)	1	82
Automatic Data Processing, Inc.	1	177
Broadcom Inc.	1	278
Broadridge Financial Solutions, Inc.	—	35
Cadence Design Systems Inc. (a)	1	47
CDW Corp.	—	45
Cisco Systems, Inc.	11	529
Citrix Systems Inc.	—	31
Cognizant Technology Solutions Corp. - Class A	1	84
Corning Inc.	2	57
DXC Technology Company	1	19
F5 Networks Inc. (a)	—	20
Fidelity National Information Services, Inc.	2	206
Fiserv Inc. (a)	1	149
FleetCor Technologies Inc. (a)	—	63
FLIR Systems Inc.	—	17
Fortinet, Inc. (a)	—	26
Gartner Inc. (a)	—	33
Global Payments Inc.	1	121
Hewlett Packard Enterprise Company	3	49
HP Inc.	4	70
IHS Markit Ltd. (a)	1	68
Intel Corp.	11	576
International Business Machines Corp.	2	325
Intuit Inc.	1	175
IPG Photonics Corporation (a) (b)	—	12
Jack Henry & Associates Inc.	—	27
Juniper Networks, Inc.	1	21
Keysight Technologies, Inc. (a)	1	45
KLA-Tencor Corp.	—	65
Lam Research Corp.	—	85
Leidos Holdings Inc.	—	30
MasterCard Incorporated - Class A	2	612
Maxim Integrated Products, Inc.	1	39
Microchip Technology Incorporated (b)	1	54
Micron Technology Inc. (a)	3	120
Microsoft Corp.	19	2,677
Motorola Solutions Inc.	—	72
NetApp, Inc.	1	31
NVIDIA Corporation	2	268
Oracle Corporation	6	306
Paychex Inc.	1	67
Paypal Holdings, Inc. (a)	3	308
Qorvo, Inc. (a)	—	22
Qualcomm Incorporated	3	234
Salesforce.Com, Inc. (a)	2	329
Seagate Technology Public Limited Company	1	33
Skyworks Solutions, Inc.	—	35
Symantec Corp.	1	33
Synopsys Inc. (a)	—	52
TE Connectivity Ltd.	1	78
Texas Instruments Incorporated	2	305
Visa Inc. - Class A	4	749
Western Digital Corp.	1	43
Western Union Co.	1	24
Xerox Holdings, Inc.	—	14
Xilinx Inc.	1	60
		13,682
Health Care 13.3%
Abbott Laboratories	5	373
AbbVie Inc.	4	283
ABIOMED, Inc. (a)	—	19
Agilent Technologies, Inc.	1	59
Alexion Pharmaceuticals, Inc. (a)	1	56
Align Technology, Inc. (a)	—	32
Allergan Public Limited Company	1	140
AmerisourceBergen Corporation	—	32
Amgen Inc.	2	293
Anthem, Inc.	1	155
Baxter International Inc.	1	113
Becton, Dickinson and Company	1	173
Biogen Inc. (a)	1	109
Boston Scientific Corp. (a)	4	143
Bristol-Myers Squibb Co.	4	210
Cardinal Health, Inc.	1	34
Celgene Corp. (a)	2	178
Centene Corporation (a)	1	46
Cerner Corp.	1	55
Cigna Corp.	1	145
Cooper Cos. Inc.	—	37
CVS Health Corporation	3	207
Danaher Corporation	2	233
DaVita Inc. (a)	—	14
Dentsply Sirona Inc.	1	30
Edwards Lifesciences Corporation (a)	1	116
Eli Lilly & Co.	2	240
Gilead Sciences Inc.	3	203
HCA Healthcare, Inc.	1	81
Henry Schein Inc. (a)	—	24
Hologic Inc. (a)	1	35
Humana Inc.	—	88
IDEXX Laboratories, Inc. (a)	—	60
Illumina, Inc. (a)	—	113
Incyte Corporation (a)	—	32
Intuitive Surgical, Inc. (a)	—	158
IQVIA Inc. (a)	1	69
Johnson & Johnson	7	861
Laboratory Corporation of America Holdings (a)	—	40
McKesson Corporation	1	64
Medtronic Public Limited Company	3	368
Merck & Co., Inc.	7	544
Mettler-Toledo International Inc. (a)	—	43
Mylan Holdings Ltd. (a)	1	25
Nektar Therapeutics (a) (b)	1	9
PerkinElmer Inc.	—	23
Perrigo Company Public Limited Company	—	19
Pfizer Inc.	14	501
Quest Diagnostics Incorporated	—	35
Regeneron Pharmaceuticals, Inc. (a)	—	56
ResMed Inc.	—	49
Stryker Corp.	1	175
Teleflex Inc.	—	40
Thermo Fisher Scientific Inc.	1	294
UnitedHealth Group Incorporated	2	520
Universal Health Services Inc. - Class B	—	31
Varian Medical Systems, Inc. (a)	—	26
Vertex Pharmaceuticals Incorporated (a)	1	110
Waters Corp. (a)	—	38
WellCare Health Plans, Inc. (a)	—	32
Zimmer Biomet Holdings, Inc.	1	72
Zoetis Inc. - Class A	1	150
		8,513
Financials 12.6%
Affiliated Managers Group, Inc. (b)	—	10
AFLAC Incorporated	2	98
American Express Company	2	203
American International Group, Inc.	2	123
Ameriprise Financial, Inc.	—	47
Aon PLC - Class A	1	116
Arthur J Gallagher & Co.	1	42
Assurant, Inc.	—	19
Bank of America Corporation	21	617

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
BB&T Corporation	2	104
Berkshire Hathaway Inc. - Class B (a)	5	1,029
BlackRock, Inc.	—	132
Capital One Financial Corporation	1	108
Cboe Global Markets, Inc.	—	32
Charles Schwab Corp.	3	123
Chubb Limited	1	186
Cincinnati Financial Corp.	—	45
Citigroup Inc.	6	394
Citizens Financial Group Inc.	1	39
CME Group Inc.	1	191
Comerica Inc.	—	25
Discover Financial Services	1	64
E*TRADE Financial Corp.	1	27
Everest Re Group, Ltd.	—	27
Fifth Third Bancorp	2	51
First Republic Bank	—	42
Franklin Resources Inc. (b)	1	21
Globe Life Inc.	—	23
Huntington Bancshares Inc.	3	37
Intercontinental Exchange, Inc.	1	131
Invesco Ltd.	1	17
JPMorgan Chase & Co.	8	949
KeyCorp	3	46
Lincoln National Corp.	1	29
Loews Corp.	1	33
M&T Bank Corporation	—	53
MarketAxess Holdings Inc.	—	30
Marsh & McLennan Cos. Inc.	1	128
MetLife, Inc.	2	93
Moody's Corp.	—	84
Morgan Stanley	3	136
MSCI Inc.	—	47
NASDAQ Inc.	—	29
Northern Trust Corp.	1	50
People's United Financial Inc.	1	15
PNC Financial Services Group Inc.	1	158
Principal Financial Group, Inc.	1	38
Progressive Corp.	2	114
Prudential Financial Inc.	1	90
Raymond James Financial Inc.	—	25
Regions Financial Corporation	3	39
S&P Global Inc.	1	153
State Street Corp.	1	55
SunTrust Banks Inc.	1	77
SVB Financial Group (a)	—	27
Synchrony Financial	2	53
T. Rowe Price Group, Inc.	1	68
The Allstate Corporation	1	89
The Bank of New York Mellon Corporation (c)	2	98
The Goldman Sachs Group, Inc.	1	170
The Hartford Financial Services Group, Inc.	1	54
The Travelers Companies, Inc.	1	98
U.S. Bancorp	4	201
Unum Group	1	15
Wells Fargo & Co.	10	510
Willis Towers Watson Public Limited Company	—	63
Zions Bancorp	—	19
		8,059
Communication Services 10.2%
Activision Blizzard, Inc.	2	103
Alphabet Inc. - Class A (a)	1	922
Alphabet Inc. - Class C (a)	1	929
AT&T Inc.	18	698
CBS Corporation - Class B	1	33
CenturyLink Inc.	2	30
Charter Communications, Inc. - Class A (a)	—	169
Comcast Corporation - Class A	11	516
Discovery, Inc. - Class A (a) (b)	—	11
Discovery, Inc. - Class C (a)	1	22
Dish Network Corporation - Class A (a)	1	21
Electronic Arts Inc. (a)	1	73
Facebook, Inc. - Class A (a)	6	1,080
Fox Corporation - Class A	1	27
Fox Corporation - Class B	—	12
Interpublic Group of Cos. Inc.	1	21
Netflix, Inc. (a)	1	296
News Corporation - Class A	1	13
News Corporation - Class B	—	5
Omnicom Group Inc. (b)	1	42
Take-Two Interactive Software Inc. (a)	—	35
T-Mobile US Inc. (a)	1	63
TripAdvisor Inc. (a)	—	9
Twitter, Inc. (a)	2	81
VeriSign, Inc. (a)	—	49
Verizon Communications Inc.	10	630
Viacom Inc. - Class B	1	21
Walt Disney Co.	5	592
		6,503
Consumer Discretionary 9.9%
Advance Auto Parts, Inc.	—	29
Amazon.com, Inc. (a)	1	1,819
Aptiv PLC (d)	1	55
AutoZone, Inc. (a)	—	67
Best Buy Co., Inc.	1	39
Booking Holdings Inc. (a)	—	210
BorgWarner Inc.	1	19
Capri Holdings Limited (a)	—	12
Carmax Inc. (a)	—	37
Carnival Plc (b)	1	45
Chipotle Mexican Grill Inc. (a)	—	53
D.R. Horton, Inc.	1	43
Darden Restaurants Inc.	—	37
Dollar General Corp.	1	103
Dollar Tree Inc. (a)	1	69
eBay Inc.	2	78
Expedia Group, Inc.	—	46
Ford Motor Co.	10	91
Gap Inc.	1	9
Garmin Ltd.	—	30
General Motors Company	3	119
Genuine Parts Co.	—	36
H & R Block, Inc.	1	11
HanesBrands Inc.	1	14
Harley-Davidson Inc.	—	13
Hasbro Inc.	—	36
Hilton Worldwide Holdings Inc.	1	68
Home Depot Inc.	3	641
Kohl's Corp.	—	21
Leggett & Platt Inc.	—	13
Lennar Corp. - Class A	1	39
Limited Brands Inc.	1	12
LKQ Corp. (a)	1	24
Lowe's Cos. Inc.	2	214
Macy's, Inc.	1	11
Marriott International Inc. - Class A	1	85
McDonald's Corporation	2	412
MGM Resorts International	1	35
Mohawk Industries Inc. (a)	—	19
Newell Brands Inc.	1	17
Nike Inc. - Class B	3	297
Nordstrom Inc. (b)	—	8
Norwegian Cruise Line Holdings Ltd. (a)	1	28
NVR, Inc. (a)	—	30
O'Reilly Automotive, Inc. (a)	—	76
Pulte Homes Inc.	1	23
PVH Corp.	—	17
Ralph Lauren Corp. - Class A	—	12
Ross Stores Inc.	1	101
Royal Caribbean Cruises Ltd.	—	47
Starbucks Corp.	3	267
Tapestry Inc.	1	18
Target Corporation	1	138
Tiffany & Co. (b)	—	24
TJX Cos. Inc.	3	170
Tractor Supply Co.	—	27
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	36
Under Armour Inc. - Class A (a)	1	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Under Armour Inc. - Class C (a)	—	8
VF Corp.	1	74
Whirlpool Corp.	—	26
Wynn Resorts Ltd.	—	25
Yum! Brands Inc.	1	86
		6,279
Industrials 9.0%
3M Company	1	239
Alaska Air Group, Inc.	—	20
Allegion Public Limited Company	—	25
American Airlines Group Inc.	1	27
AMETEK, Inc.	1	53
AO Smith Corp.	—	16
Arconic Inc.	1	26
C.H. Robinson Worldwide, Inc.	—	29
Caterpillar Inc.	1	180
Cintas Corp.	—	56
Copart Inc. (a)	1	41
CSX Corp.	2	140
Cummins Inc.	—	65
Deere & Co.	1	134
Delta Air Lines Inc.	2	84
Dover Corp.	—	37
Eaton Corporation Public Limited Company	1	88
Emerson Electric Co.	2	104
Equifax Inc.	—	43
Expeditors International of Washington Inc.	—	32
Fastenal Co.	2	48
FedEx Corporation	1	89
Flowserve Corporation	—	15
Fortive Corporation	1	50
Fortune Brands Home & Security, Inc.	—	18
General Dynamics Corp.	1	108
General Electric Company	22	197
Honeywell International Inc.	2	307
Huntington Ingalls Industries Inc.	—	21
IDEX Corporation	—	30
Illinois Tool Works Inc.	1	117
Ingersoll-Rand Public Limited Company	1	76
Jacobs Engineering Group Inc.	—	30
JB Hunt Transport Services Inc.	—	24
Johnson Controls International Public Limited Company	2	88
Kansas City Southern	—	34
L3Harris Technologies, Inc.	1	118
Lockheed Martin Corporation	1	245
Masco Corp.	1	31
Nielsen Holdings plc	1	19
Norfolk Southern Corp.	1	120
Northrop Grumman Systems Corp.	—	149
PACCAR Inc.	1	62
Parker Hannifin Corp.	—	59
Pentair Public Limited Company	—	16
Quanta Services, Inc.	—	13
Raytheon Co.	1	138
Republic Services Inc.	1	46
Robert Half International Inc.	—	17
Rockwell Automation Inc.	—	49
Rollins Inc.	—	12
Roper Industries Inc.	—	94
Snap-On Inc.	—	22
Southwest Airlines Co.	1	65
Stanley Black & Decker Inc.	—	54
Textron Inc.	1	27
The Boeing Company	1	513
TransDigm Group Inc.	—	66
Union Pacific Corp.	2	288
United Airlines Holdings, Inc. (a)	1	48
United Parcel Service Inc. - Class B	2	211
United Rentals Inc. (a)	—	24
United Technologies Corp.	2	280
Verisk Analytics, Inc.	—	66
Wabtec Corp.	—	32
Waste Management, Inc.	1	114
WW Grainger Inc.	—	32
Xylem Inc.	—	35
		5,756
Consumer Staples 7.4%
Altria Group, Inc.	5	193
Archer-Daniels-Midland Company	1	57
Brown-Forman Corp. - Class B	—	28
Campbell Soup Co.	—	20
Church & Dwight Co. Inc.	1	46
Clorox Co. (b)	—	49
Coca-Cola Co.	10	529
Colgate-Palmolive Co.	2	159
ConAgra Brands Inc.	1	37
Constellation Brands, Inc. - Class A	—	88
Costco Wholesale Corporation	1	320
Coty Inc. - Class A	1	8
Estee Lauder Cos. Inc. - Class A	1	111
General Mills Inc.	2	84
Hershey Co.	—	59
Hormel Foods Corp. (b)	1	31
JM Smucker Co.	—	32
Kellogg Co.	1	40
Kimberly-Clark Corp.	1	124
Kraft Heinz Foods Company	2	44
Lamb Weston Holdings Inc.	—	26
McCormick & Co. Inc.	—	49
Molson Coors Brewing Company - Class B	—	26
Mondelez International Inc. - Class A	4	202
Monster Beverage 1990 Corporation (a)	1	55
PepsiCo Inc.	4	484
Philip Morris International Inc.	4	298
Procter & Gamble Co.	6	785
Sysco Corp.	1	103
The Kroger Co.	2	52
Tyson Foods Inc. - Class A	1	64
Walgreens Boots Alliance Inc.	2	106
Walmart Inc.	4	426
		4,735
Energy 4.4%
Apache Corporation (b)	1	23
Baker Hughes, a GE Company, LLC - Class A	2	37
Cabot Oil & Gas Corp.	1	19
Chevron Corp.	5	568
Cimarex Energy Co.	—	12
Concho Resources Inc.	1	35
ConocoPhillips	3	160
Devon Energy Corporation	1	25
Diamondback Energy, Inc.	—	36
EOG Resources, Inc.	2	109
Exxon Mobil Corporation	11	754
Halliburton Co.	2	42
Helmerich & Payne Inc.	—	12
Hess Corporation	1	40
HollyFrontier Corp.	—	22
Kinder Morgan, Inc.	5	102
Marathon Oil Corp.	2	24
Marathon Petroleum Corporation	2	101
National Oilwell Varco Inc.	1	21
Noble Energy Inc.	1	26
Occidental Petroleum Corporation	2	101
ONEOK Inc.	1	77
Phillips 66	1	116
Pioneer Natural Resources Co.	—	52
Schlumberger Ltd.	4	120
TechnipFMC PLC	1	25
Valero Energy Corporation	1	88
Williams Cos. Inc.	3	74
		2,821
Utilities 3.5%
Alliant Energy Corporation	1	32
Ameren Corporation	1	50
American Electric Power Company, Inc.	1	117
American Water Works Company, Inc.	1	57
Atmos Energy Corporation	—	34
CenterPoint Energy, Inc.	1	37

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CMS Energy Corp.	1	45
Consolidated Edison Inc.	1	80
Dominion Energy, Inc.	2	168
DTE Energy Company	1	62
Duke Energy Corporation	2	177
Edison International	1	69
Entergy Corporation	1	59
Evergy, Inc.	1	39
Eversource Energy	1	70
Exelon Corporation	3	119
FirstEnergy Corp.	1	66
NextEra Energy, Inc.	1	288
NiSource Inc.	1	27
NRG Energy Inc.	1	24
Pinnacle West Capital Corp.	—	26
PPL Corporation	2	58
Public Service Enterprise Group Inc.	1	80
Sempra Energy	1	103
The AES Corporation	2	26
The Southern Company	3	163
WEC Energy Group Inc.	1	76
Xcel Energy Inc.	1	86
		2,238
Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	—	43
American Tower Corporation	1	247
Apartment Investment and Management Company - Class A	—	19
AvalonBay Communities, Inc.	—	76
Boston Properties Inc.	—	46
CBRE Group, Inc. - Class A (a)	1	44
Crown Castle International Corp.	1	146
Digital Realty Trust Inc.	1	69
Duke Realty Corp.	1	31
Equinix, Inc.	—	124
Equity Residential	1	76
Essex Property Trust Inc.	—	53
Extra Space Storage Inc.	—	37
Federal Realty Investment Trust	—	25
HCP, Inc.	1	45
Host Hotels & Resorts, Inc.	2	32
Iron Mountain Incorporated	1	24
KiMcO Realty Corporation	1	22
Macerich Co. (b)	—	8
Mid-America Apartment Communities, Inc.	—	37
ProLogis Inc.	2	136
Public Storage	—	93
Realty Income Corp.	1	62
Regency Centers Corp.	—	28
SBA Communications Corporation	—	68
Simon Property Group Inc.	1	121
SL Green Realty Corp.	—	17
UDR Inc.	1	36
Ventas, Inc.	1	69
Vornado Realty Trust	—	27
Welltower Inc.	1	93
Weyerhaeuser Co.	2	52
		2,006
Materials 2.7%
Air Products and Chemicals, Inc.	1	124
Albemarle Corporation (b)	—	19
Amcor Plc	4	40
Avery Dennison Corporation	—	24
Ball Corporation	1	61
Celanese Corp. - Class A	—	38
CF Industries Holdings Inc.	1	27
Corteva, Inc.	2	53
Dow Holdings Inc.	2	88
DuPont de Nemours, Inc	2	134
Eastman Chemical Co.	—	25
Ecolab Inc.	1	124
FMC Corp.	—	28
Freeport-McMoRan Inc. - Class B	4	35
International Flavors & Fragrances Inc. (b)	—	34
International Paper Co.	1	40
Linde Public Limited Company	1	264
LyondellBasell Industries N.V. - Class A	1	57
Martin Marietta Materials Inc.	—	44
MOS Holdings Inc.	1	18
Newmont Goldcorp Corporation (d)	2	79
Nucor Corp.	1	38
Packaging Corp. of America	—	25
PPG Industries Inc.	1	71
Sealed Air Corporation	—	15
Sherwin-Williams Co.	—	114
Vulcan Materials Co.	—	50
Westrock Company, Inc.	1	24
		1,693
Total Common Stocks (cost $58,642)		62,285
INVESTMENT COMPANIES 0.4%
iShares Core S&P 500 ETF	1	267
Total Investment Companies (cost $268)		267
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (e)	1,079	1,079
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (e)	169	169
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	75	75
Total Short Term Investments (cost $1,323)		1,323
Total Investments 100.1% (cost $60,233)		63,875
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.1)%		(46)
Total Net Assets 100.0%		63,835

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	56	52	6	1	(1)	(3)	98	0.2%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	8	December 2019	1,201	6	(10)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 96.2%
Financials 18.3%
AFLAC Incorporated	1	30
Alleghany Corporation (a)	—	14
American Express Company	3	322
American Financial Group, Inc.	—	35
Aon PLC - Class A	1	257
Assured Guaranty Ltd.	—	13
AXIS Capital Holdings Limited	2	118
Bank of Hawaii Corporation	1	65
Bank OZK	1	15
BlackRock, Inc.	1	334
Chubb Limited	3	481
CME Group Inc.	2	430
Credit Acceptance Corp. (a)	1	274
Cullen/Frost Bankers Inc. (b)	1	50
Discover Financial Services	1	105
East West Bancorp, Inc.	6	281
Erie Indemnity Company - Class A	1	169
Everest Re Group, Ltd.	1	235
Fidelity National Financial, Inc.	2	86
Intercontinental Exchange, Inc.	5	428
JPMorgan Chase & Co.	5	563
M&T Bank Corporation	—	34
Markel Corp. (a)	—	35
Marsh & McLennan Cos. Inc.	1	78
Northern Trust Corp.	—	15
PacWest Bancorp	1	40
PNC Financial Services Group Inc.	1	130
Progressive Corp.	3	257
RenaissanceRe Holdings Ltd	2	321
S&P Global Inc. (b)	—	85
SVB Financial Group (a)	1	242
T. Rowe Price Group, Inc.	3	382
TFS Financial Corporation	4	74
The Allstate Corporation	2	258
The Travelers Companies, Inc.	4	568
U.S. Bancorp	8	455
W. R. Berkley Corporation	1	84
Wells Fargo & Co.	5	269
		7,632
Information Technology 14.1%
Accenture Public Limited Company - Class A	3	595
Adobe Inc. (a)	1	203
Akamai Technologies, Inc. (a)	3	238
Amdocs Limited	2	111
ANSYS, Inc. (a)	—	76
Apple Inc.	1	327
Automatic Data Processing, Inc.	2	240
Broadcom Inc.	1	188
Cisco Systems, Inc.	8	392
Cognex Corp.	—	19
Cognizant Technology Solutions Corp. - Class A	1	82
Dropbox, Inc. - Class A (a)	5	96
F5 Networks Inc. (a)	—	31
Fortinet, Inc. (a)	—	33
Intel Corp.	3	152
International Business Machines Corp.	1	93
Intuit Inc.	1	390
MasterCard Incorporated - Class A	2	605
Microsoft Corp.	4	604
Nutanix, Inc. - Class A (a)	2	64
Oracle Corporation	1	33
Paychex Inc.	—	19
Paypal Holdings, Inc. (a)	1	115
Spotify Technology S.A. (a)	2	170
Texas Instruments Incorporated	3	385
Visa Inc. - Class A	3	590
Xilinx Inc.	—	15
		5,866
Consumer Staples 12.3%
Altria Group, Inc.	—	15
Casey's General Stores Inc.	1	101
Clorox Co.	—	25
Coca-Cola Co.	11	603
Colgate-Palmolive Co.	6	405
Costco Wholesale Corporation	1	404
Estee Lauder Cos. Inc. - Class A	1	204
Flowers Foods Inc.	3	63
General Mills Inc.	2	126
Hershey Co.	—	15
Hormel Foods Corp. (b)	7	298
Ingredion Inc.	1	56
Kraft Heinz Foods Company	1	17
Lamb Weston Holdings Inc.	1	43
McCormick & Co. Inc.	1	178
Mondelez International Inc. - Class A	4	225
Monster Beverage 1990 Corporation (a)	3	179
PepsiCo Inc.	4	610
Philip Morris International Inc.	1	66
Procter & Gamble Co.	5	605
Sysco Corp.	4	346
Walgreens Boots Alliance Inc.	1	70
Walmart Inc.	4	462
		5,116
Utilities 11.7%
Ameren Corporation	6	482
American Electric Power Company, Inc.	2	230
American Water Works Company, Inc.	2	269
Atmos Energy Corporation	2	231
Consolidated Edison Inc.	2	228
Dominion Energy, Inc.	3	231
DTE Energy Company	1	159
Duke Energy Corporation	3	293
Eversource Energy	1	56
Exelon Corporation	1	36
Hawaiian Electric Industries Inc.	1	47
IDACORP Inc.	2	224
NextEra Energy, Inc.	3	612
Pinnacle West Capital Corp.	3	267
PPL Corporation	10	316
Public Service Enterprise Group Inc.	6	356
Sempra Energy	2	262
The Southern Company	4	221
UGI Corp.	—	18
WEC Energy Group Inc.	3	236
Xcel Energy Inc.	2	129
		4,903
Health Care 10.0%
Abbott Laboratories	—	37
AbbVie Inc.	2	165
Align Technology, Inc. (a)	—	80
Amgen Inc.	—	67
Becton, Dickinson and Company	1	309
Biogen Inc. (a)	2	375
Chemed Corporation	—	18
Danaher Corporation	1	133
Edwards Lifesciences Corporation (a)	—	75
Eli Lilly & Co.	3	300
Gilead Sciences Inc.	5	310
Henry Schein Inc. (a)	4	228
Illumina, Inc. (a)	—	62
Intuitive Surgical, Inc. (a)	—	207
Jazz Pharmaceuticals Public Limited Company (a)	1	82
Johnson & Johnson	5	592
Medtronic Public Limited Company	1	109
Merck & Co., Inc.	3	277
Mettler-Toledo International Inc. (a)	—	97
Mylan Holdings Ltd. (a)	3	49
Pfizer Inc.	5	181
Thermo Fisher Scientific Inc.	—	70
UnitedHealth Group Incorporated	1	297
West Pharmaceutical Services Inc.	—	19
Zoetis Inc. - Class A	—	29
		4,168

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 9.3%
Amazon.com, Inc. (a)	—	514
Best Buy Co., Inc.	—	17
Booking Holdings Inc. (a)	—	318
Capri Holdings Limited (a)	1	19
Darden Restaurants Inc.	2	262
Home Depot Inc.	2	571
Lululemon Athletica Inc. (a)	—	61
McDonald's Corporation	2	446
Nike Inc. - Class B	5	474
Ross Stores Inc.	2	205
Starbucks Corp.	5	396
TJX Cos. Inc.	4	212
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	60
VF Corp.	1	60
Wyndham Destinations, Inc.	4	175
Yum! Brands Inc.	1	78
		3,868
Real Estate 5.7%
American Tower Corporation	—	50
AvalonBay Communities, Inc.	3	542
Boston Properties Inc.	—	29
Camden Property Trust	3	376
Equity Residential	1	80
Essex Property Trust Inc.	1	258
Federal Realty Investment Trust	1	116
Public Storage	2	492
Simon Property Group Inc.	3	444
		2,387
Industrials 5.6%
3M Company	3	431
CoStar Group, Inc. (a)	—	54
Emerson Electric Co.	2	111
Honeywell International Inc.	2	272
Illinois Tool Works Inc.	4	555
Republic Services Inc.	2	194
Robert Half International Inc.	1	36
Rockwell Automation Inc.	—	46
Rollins Inc.	1	16
Southwest Airlines Co.	1	70
Verisk Analytics, Inc.	1	156
Waste Management, Inc.	4	402
		2,343
Communication Services 4.9%
Alphabet Inc. - Class A (a)	1	593
AT&T Inc.	4	165
Facebook, Inc. - Class A (a)	2	428
T-Mobile US Inc. (a)	2	186
VeriSign, Inc. (a)	1	157
Verizon Communications Inc.	4	240
Walt Disney Co.	2	265
		2,034
Materials 2.7%
Air Products and Chemicals, Inc.	—	84
DuPont de Nemours, Inc	1	85
Ecolab Inc.	3	571
Linde Public Limited Company	—	31
Newmont Goldcorp Corporation (c)	1	50
PPG Industries Inc.	2	175
Sherwin-Williams Co.	—	136
		1,132
Energy 1.6%
Centennial Resource Development, LLC - Class A (a)	3	14
Chevron Corp.	1	113
EOG Resources, Inc.	1	83
Exxon Mobil Corporation	4	289
ONEOK Inc.	2	129
Valero Energy Corporation	1	47
		675
Total Common Stocks (cost $39,641)		40,124
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	1,461	1,461
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	124	124
Total Short Term Investments (cost $1,585)		1,585
Total Investments 100.0% (cost $41,226)		41,709
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.0%		11
Total Net Assets 100.0%		41,725

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	7	December 2019	1,049	5	(7)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.0%
Information Technology 31.3%
2U, Inc. (a) (b)	12	193
Accenture Public Limited Company - Class A	10	1,928
Adobe Inc. (a) (c)	9	2,614
Ads Alliance Data Systems Inc.	3	389
Akamai Technologies, Inc. (a) (c)	27	2,467
Amdocs Limited	11	712
Apple Inc. (c)	55	12,291
Applied Materials, Inc. (c)	94	4,687
Aspen Technology, Inc. (a)	8	986
Autodesk, Inc. (a)	5	702
Avnet, Inc.	9	393
Belden Inc.	16	835
Broadcom Inc.	1	376
Broadridge Financial Solutions, Inc.	4	478
CACI International Inc. - Class A (a)	2	572
Cadence Design Systems Inc. (a)	14	936
CDW Corp.	9	1,103
Ciena Corp. (a)	12	452
Cirrus Logic Inc. (a)	23	1,213
Cisco Systems, Inc. (c)	100	4,926
Cognizant Technology Solutions Corp. - Class A	32	1,922
CommVault Systems Inc. (a)	18	801
Dropbox, Inc. - Class A (a)	33	664
DXC Technology Company	59	1,740
EPAM Systems, Inc. (a)	4	692
F5 Networks Inc. (a)	2	257
Fidelity National Information Services, Inc.	3	349
Fortinet, Inc. (a)	10	800
HP Inc.	110	2,073
Intel Corp.	74	3,814
International Business Machines Corp. (c)	36	5,215
Intuit Inc.	12	3,197
Juniper Networks, Inc.	26	656
Lam Research Corp.	11	2,563
MasterCard Incorporated - Class A	3	707
MAXIMUS Inc.	4	310
Micron Technology Inc. (a)	76	3,243
Microsoft Corp. (c)	96	13,380
New Relic, Inc. (a)	4	228
Oracle Corporation	62	3,396
Paypal Holdings, Inc. (a)	8	836
Pluralsight, Inc. - Class A (a) (b)	12	195
Qorvo, Inc. (a)	2	147
Qualcomm Incorporated	42	3,239
Sabre Corporation	12	269
Semtech Corp. (a)	1	66
Skyworks Solutions, Inc.	20	1,562
Symantec Corp.	8	183
Tech Data Corp. (a)	12	1,280
Texas Instruments Incorporated	11	1,429
Vishay Intertechnology Inc.	97	1,643
Xerox Holdings, Inc.	2	69
Xilinx Inc.	13	1,286
		96,464
Health Care 19.2%
Abbott Laboratories	2	165
AbbVie Inc. (c)	7	538
Agilent Technologies, Inc. (c)	30	2,319
Alexion Pharmaceuticals, Inc. (a) (c)	10	1,017
Align Technology, Inc. (a)	5	855
Alkermes Public Limited Company (a)	36	712
Allergan Public Limited Company	4	686
Amgen Inc. (c)	2	436
Anthem, Inc.	—	95
Baxter International Inc. (c)	45	3,937
Biogen Inc. (a) (c)	22	5,070
Boston Scientific Corp. (a)	4	182
Bristol-Myers Squibb Co.	30	1,536
Cardinal Health, Inc.	30	1,412
Celgene Corp. (a)	9	864
Cerner Corp.	14	944
Charles River Laboratories International Inc. (a)	8	1,126
Danaher Corporation	18	2,644
Dentsply Sirona Inc.	12	649
Eli Lilly & Co.	5	524
Exelixis, Inc. (a)	106	1,881
Gilead Sciences Inc.	49	3,123
Humana Inc.	3	696
Incyte Corporation (a)	11	820
Inogen, Inc. (a)	27	1,306
Jazz Pharmaceuticals Public Limited Company (a)	—	56
Johnson & Johnson (c)	50	6,417
Masimo Corp. (a)	1	81
McKesson Corporation	15	2,070
Medtronic Public Limited Company	33	3,600
Merck & Co., Inc. (c)	36	3,056
Mylan Holdings Ltd. (a)	80	1,574
NuVasive Inc. (a)	5	291
Pfizer Inc. (c)	93	3,360
PRA Health Sciences, Inc. (a)	—	30
Regeneron Pharmaceuticals, Inc. (a)	1	223
Thermo Fisher Scientific Inc.	12	3,614
UnitedHealth Group Incorporated	7	1,484
		59,393
Communication Services 15.9%
Activision Blizzard, Inc.	14	732
Alphabet Inc. - Class A (a) (c)	6	6,866
Alphabet Inc. - Class C (a) (c)	4	4,700
AMC Networks, Inc. - Class A (a) (c)	30	1,451
AT&T Inc.	14	516
Cars.com Inc. (a)	89	797
CBS Corporation - Class B	53	2,134
Comcast Corporation - Class A (c)	106	4,757
Electronic Arts Inc. (a)	27	2,639
Facebook, Inc. - Class A (a) (c)	45	8,024
IAC/InterActiveCorp (a)	3	713
Sinclair Broadcast Group Inc. - Class A	45	1,920
TEGNA Inc.	95	1,476
TripAdvisor Inc. (a)	29	1,103
Twitter, Inc. (a)	75	3,106
VeriSign, Inc. (a)	5	1,019
Verizon Communications Inc.	45	2,716
Viacom Inc. - Class B	4	102
Walt Disney Co. (c)	32	4,209
Yelp Inc. - Class A (a)	2	64
		49,044
Consumer Discretionary 15.5%
Amazon.com, Inc. (a) (c)	5	8,820
American Eagle Outfitters, Inc.	4	69
AutoZone, Inc. (a)	1	643
Best Buy Co., Inc.	31	2,113
Dana Holding Corp.	62	893
Deckers Outdoor Corp. (a)	13	1,978
Delphi Technologies PLC	89	1,196
Dollar General Corp.	—	74
eBay Inc.	70	2,713
Ford Motor Co.	54	493
Garmin Ltd.	20	1,658
Goodyear Tire & Rubber Co.	123	1,770
Home Depot Inc.	13	3,036
Kohl's Corp.	19	944
Las Vegas Sands Corp.	34	1,940
Lear Corp.	3	373
Limited Brands Inc.	40	775
Lowe's Cos. Inc.	4	470
Macy's, Inc. (b)	36	553
Nike Inc. - Class B	18	1,663
Norwegian Cruise Line Holdings Ltd. (a)	48	2,510
Pulte Homes Inc.	29	1,050
PVH Corp.	1	88
Qurate Retail, Inc. - Class A (a)	17	180
Ralph Lauren Corp. - Class A	7	671
Sally Beauty Holdings, Inc. (a) (b)	47	696
Signet Jewelers Limited (b)	7	119

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Skechers U.S.A. Inc. - Class A (a)	42	1,573
Starbucks Corp.	22	1,974
Target Corporation	11	1,222
The Michaels Companies, Inc. (a) (b)	171	1,677
TJX Cos. Inc.	16	889
Toll Brothers Inc.	10	394
Tractor Supply Co.	7	622
Tupperware Brands Corp.	68	1,084
Urban Outfitters Inc. (a)	15	420
WW International, Inc. (a)	10	382
		47,725
Industrials 14.2%
AGCO Corporation	2	163
Allison Systems, Inc.	5	260
Avis Budget Group, Inc. (a)	3	76
Caterpillar Inc.	16	2,000
Clean Harbors Inc. (a)	11	823
CSX Corp.	1	65
Cummins Inc.	25	4,060
Curtiss-Wright Corp.	3	417
Delta Air Lines Inc.	23	1,312
Deluxe Corp.	8	375
Eaton Corporation Public Limited Company	5	421
Gates Industrial Corporation PLC (a) (b)	39	394
GrafTech International Ltd. (b)	91	1,164
HD Supply Holdings, Inc (a)	20	792
Herman Miller Inc.	14	634
HNI Corp.	69	2,440
Honeywell International Inc.	24	3,987
Huntington Ingalls Industries Inc.	8	1,657
Ingersoll-Rand Public Limited Company	6	757
Insperity, Inc.	10	941
ITT Industries Holdings, Inc.	16	975
Kennametal Inc.	12	354
Lincoln Electric Holdings Inc.	1	70
Lockheed Martin Corporation	6	2,410
ManpowerGroup Inc.	12	1,006
Masco Corp.	15	609
Norfolk Southern Corp.	4	667
Nvent Electric Public Limited Company	22	477
Oshkosh Corp.	20	1,509
Raytheon Co.	3	689
Resideo Technologies, Inc. (a)	4	65
Robert Half International Inc.	36	1,991
Schneider National, Inc. - Class B	6	124
Spirit Aerosystems Holdings Inc. - Class A	25	2,067
Textron Inc.	2	110
The Boeing Company	8	3,217
Timken Co.	8	358
United Airlines Holdings, Inc. (a)	19	1,682
Waste Management, Inc.	4	491
Werner Enterprises Inc.	4	143
WESCO International, Inc. (a)	46	2,217
		43,969
Financials 13.2%
AFLAC Incorporated (c)	35	1,850
American National Insurance Company	1	66
Ameriprise Financial, Inc.	8	1,165
Assured Guaranty Ltd.	43	1,909
Athene Holding Ltd - Class A (a)	4	174
Bank of America Corporation	74	2,153
Berkshire Hathaway Inc. - Class B (a)	16	3,332
CIT Group Inc.	1	60
Citigroup Inc.	30	2,071
Citizens Financial Group Inc.	11	388
Comerica Inc.	3	221
Fidelity National Financial, Inc.	49	2,160
Fifth Third Bancorp	37	1,016
First American Financial Corporation	9	529
JPMorgan Chase & Co.	14	1,606
Mercury General Corp.	1	58
MetLife, Inc.	31	1,484
MGIC Investment Corp.	234	2,949
Moody's Corp.	2	485
Morgan Stanley	22	923
PNC Financial Services Group Inc.	3	456
Popular Inc.	14	775
Prudential Financial Inc.	6	582
Reinsurance Group of America Inc.	10	1,523
S&P Global Inc.	3	707
SunTrust Banks Inc.	7	449
Synchrony Financial	96	3,281
The Allstate Corporation (c)	43	4,666
The Hartford Financial Services Group, Inc.	3	210
The Travelers Companies, Inc.	5	769
Wells Fargo & Co.	53	2,678
		40,695
Consumer Staples 7.8%
Altria Group, Inc.	5	193
Archer-Daniels-Midland Company	57	2,338
Bunge Limited	21	1,213
Colgate-Palmolive Co.	12	855
Ingredion Inc.	2	174
Kimberly-Clark Corp.	13	1,877
Monster Beverage 1990 Corporation (a)	35	2,018
Nu Skin Enterprises, Inc. - Class A	6	257
PepsiCo Inc.	6	875
Philip Morris International Inc.	16	1,219
Pilgrim's Pride Corporation (a)	5	151
Procter & Gamble Co. (c)	37	4,652
Tyson Foods Inc. - Class A (c)	55	4,731
Walmart Inc.	30	3,556
		24,109
Energy 5.0%
Antero Resources Corporation (a) (b)	79	238
Centennial Resource Development, LLC - Class A (a)	147	663
Chevron Corp.	8	948
ConocoPhillips	32	1,831
Devon Energy Corporation	24	580
Exxon Mobil Corporation	27	1,913
HollyFrontier Corp.	30	1,613
Marathon Oil Corp.	26	317
Occidental Petroleum Corporation	2	90
Phillips 66 (c)	24	2,429
Pioneer Natural Resources Co.	3	320
Southwestern Energy Co. (a) (b)	144	278
Valero Energy Corporation	22	1,869
World Fuel Services Corp.	57	2,267
		15,356
Utilities 2.9%
American Electric Power Company, Inc.	5	459
Consolidated Edison Inc.	8	716
Exelon Corporation (c)	106	5,120
IDACORP Inc.	4	399
NorthWestern Corp.	17	1,301
Pinnacle West Capital Corp.	5	485
Public Service Enterprise Group Inc.	9	546
		9,026
Materials 1.4%
Berry Global Group, Inc. (a)	7	291
Cabot Corp.	2	73
Eastman Chemical Co.	6	435
Huntsman Corp.	6	137
International Paper Co.	15	623
LyondellBasell Industries N.V. - Class A	5	474
PolyOne Corporation	4	129
Reliance Steel & Aluminum Co.	2	157
Steel Dynamics Inc.	52	1,556
Westrock Company, Inc.	13	461
		4,336
Real Estate 0.6%
AvalonBay Communities, Inc.	1	138
Columbia Property Trust Inc.	15	324
Senior Housing Properties Trust	27	254

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Vornado Realty Trust	20	1,244
		1,960
Total Common Stocks (cost $357,570)		392,077
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	4,547	4,547
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	3,092	3,092
Total Short Term Investments (cost $7,639)		7,639
Total Investments 129.5% (cost $365,209)		399,716
Total Securities Sold Short (28.5)% (proceeds $90,976)		(88,046)
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (1.0)%		(3,029)
Total Net Assets 100.0%		308,652

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (28.5%)
COMMON STOCKS (28.5%)
Health Care (7.0%)
Acadia Healthcare Company, Inc.	(84)	(2,602)
Agios Pharmaceuticals, Inc.	(13)	(427)
Alnylam Pharmaceuticals, Inc.	(9)	(735)
Bluebird Bio, Inc.	(26)	(2,427)
Catalent Inc.	(23)	(1,088)
Covetrus, Inc.	(10)	(119)
DexCom Inc.	(3)	(447)
Exact Sciences Corporation	(28)	(2,554)
Insulet Corporation	(16)	(2,580)
Ionis Pharmaceuticals Inc.	(16)	(946)
Ligand Pharmaceuticals Incorporated	(14)	(1,424)
Nektar Therapeutics	(101)	(1,847)
Neurocrine Biosciences, Inc.	(3)	(300)
Penumbra, Inc.	(4)	(547)
Perrigo Company Public Limited Company	(3)	(148)
Prestige Consumer Healthcare Inc.	(7)	(257)
Sage Therapeutics Inc.	(20)	(2,862)
Seattle Genetics Inc.	(2)	(172)
		(21,482)
Energy (5.1%)
Apache Corporation	(31)	(792)
Baker Hughes, a GE Company, LLC - Class A	(95)	(2,214)
Callon Petroleum Company	(7)	(29)
Cheniere Energy, Inc.	(16)	(987)
Chesapeake Energy Corp.	(85)	(120)
CNX Resources Corporation	(62)	(450)
Concho Resources Inc.	(9)	(606)
Equitrans Midstream Corp.	(59)	(865)
Hess Corporation	(23)	(1,410)
Matador Resources Co.	(83)	(1,365)
National Oilwell Varco Inc.	(20)	(433)
Noble Energy Inc.	(72)	(1,623)
Targa Resources Corp.	(59)	(2,360)
Transocean Ltd.	(442)	(1,974)
Valaris PLC - Class A (a)	(79)	(379)
		(15,607)
Information Technology (3.8%)
Advanced Micro Devices, Inc.	(8)	(228)
Cognex Corp.	(23)	(1,111)
Coherent Inc.	(1)	(200)
Coupa Software Incorporated	(8)	(1,063)
Dell Technology, Inc. - Class C	(6)	(286)
IPG Photonics Corporation	(7)	(890)
Littelfuse Inc.	(3)	(534)
Lumentum Holdings Inc.	(19)	(1,040)
Marvell Technology Group Ltd	(54)	(1,344)
Microchip Technology Incorporated	(7)	(643)
MongoDB, Inc. - Class A	(4)	(439)
Okta, Inc. - Class A	(14)	(1,383)
Square, Inc. - Class A	(5)	(313)
Switch Inc - Class A	(31)	(490)
Universal Display Corporation	(3)	(489)
ViaSat, Inc.	(10)	(761)
Western Digital Corp.	(8)	(476)
		(11,690)
Consumer Discretionary (3.6%)
Adient Public Limited Company	(58)	(1,337)
Aptiv PLC (a)	(9)	(780)
Carvana Co. - Class A	(7)	(471)
GrubHub Inc.	(6)	(309)
Mattel Inc.	(23)	(264)
MercadoLibre S.R.L	(1)	(578)
Papa John's International Inc.	(16)	(832)
Penn National Gaming Inc.	(63)	(1,168)
Scientific Games Corporation - Class A	(52)	(1,050)
Tesla Inc.	(7)	(1,774)
Tiffany & Co.	(10)	(944)
Under Armour Inc. - Class A	(23)	(454)
Visteon Corporation	(14)	(1,136)
Wayfair Inc. - Class A	(1)	(84)
		(11,181)
Industrials (2.9%)
Axone Intelligence Inc.	(9)	(533)
BWXT Government Group, Inc.	(12)	(707)
Granite Construction Inc.	(23)	(736)
Knight-Swift Transportation Holdings Inc. - Class A	(36)	(1,309)
Stericycle Inc.	(24)	(1,231)
TransDigm Group Inc.	(1)	(712)
Trex Company, Inc.	(2)	(144)
Wabtec Corp.	(48)	(3,474)
Welbilt Inc.	(9)	(150)
		(8,996)
Materials (2.6%)
Albemarle Corporation	(30)	(2,090)
Allegheny Technologies Incorporated	(32)	(653)
Chemours Co.	(5)	(72)
Compass Minerals International, Inc.	(5)	(265)
Element Solutions, Inc.	(67)	(677)
Freeport-McMoRan Inc. - Class B	(110)	(1,053)
International Flavors & Fragrances Inc.	(14)	(1,690)
Royal Gold Inc.	(7)	(816)
United States Steel Corp.	(15)	(171)
Univar Inc.	(34)	(696)
		(8,183)
Financials (1.2%)
Home Bancshares Inc.	(2)	(30)
LendingTree, Inc.	—	(47)
Pinnacle Financial Partners, Inc.	(25)	(1,422)
SVB Financial Group	(1)	(194)
United Bankshares Inc.	(22)	(833)
Virtu Financial Inc. - Class A	(80)	(1,312)
		(3,838)
Consumer Staples (1.0%)
ConAgra Brands Inc.	(63)	(1,919)
Coty Inc. - Class A	(8)	(80)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Energizer Holdings, Inc.	(9)	(391)
Hain Celestial Group Inc.	(31)	(674)
		(3,064)
Communication Services (0.9%)
Charter Communications, Inc. - Class A	(1)	(416)
Meredith Corporation	(9)	(324)
New York Times Co. - Class A	(12)	(346)
Twilio Inc. - Class A	(4)	(401)
World Wrestling Entertainment, Inc. - Class A	(9)	(648)
Zillow Group, Inc. - Class C	(21)	(620)
		(2,755)
Real Estate (0.4%)
Colony Capital, Inc. - Class A	(208)	(1,250)
Total Common Stocks (proceeds $90,976)		(88,046)
Total Securities Sold Short (28.5%) (proceeds $90,976)		(88,046)

(a) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	15	December 2019	2,244	11	(11)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 79.0%
U.S. Treasury Bill 49.9%
Treasury, United States Department of
2.42%, 10/03/19 (a)	13,400	13,397
2.42%, 10/10/19 (a)	12,750	12,743
2.42%, 10/17/19 (a)	9,030	9,023
1.77%, 10/24/19 (a)	4,122	4,117
2.16%, 12/19/19 (a)	242	241
2.10%, 01/09/20 (a)	1,450	1,443
2.06%, 01/30/20 (a)	5,722	5,688
1.98%, 02/06/20 (a)	11,330	11,258
1.92%, 02/13/20 (a)	2,496	2,479
1.87%, 02/20/20 (a)	1,445	1,435
1.89%, 03/26/20 (a)	4,987	4,943
		66,767
Investment Companies 29.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	20,626	20,626
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 2.02% (c)	18,228	18,228
		38,854
Total Short Term Investments (cost $105,602)		105,621
Total Investments 79.0% (cost $105,602)		105,621
Other Derivative Instruments (0.7)%		(870)
Other Assets and Liabilities, Net 21.7%		28,957
Total Net Assets 100.0%		133,708

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euribor	11	March 2020	EUR	2,767	—	(3)
3 Month Euribor	29	June 2020	EUR	7,292	—	(4)
3 Month Euribor	29	September 2020	EUR	7,289	—	—
3 Month Euribor	34	December 2020	EUR	8,545	(1)	3
3 Month Euribor	34	March 2021	EUR	8,544	—	4
3 Month Euribor	36	June 2021	EUR	9,057	(1)	(9)
3 Month Euribor	21	September 2021	EUR	5,280	—	(1)
3 Month Euroswiss	1	June 2020	CHF	253	—	—
3 Month Euroswiss	2	September 2020	CHF	504	—	—
90 Day Eurodollar	48	March 2020		11,804	(1)	(5)
90 Day Eurodollar	68	June 2020		16,743	(2)	(7)
90 Day Eurodollar	63	September 2020		15,520	(2)	(3)
90 Day Eurodollar	78	December 2020		19,204	(3)	8
90 Day Eurodollar	87	March 2021		21,436	(3)	11
90 Day Eurodollar	124	June 2021		30,557	(4)	17
90 Day Eurodollar	146	September 2021		35,998	(5)	2
90 Day Sterling	21	March 2020	GBP	2,609	—	(1)
90 Day Sterling	32	June 2020	GBP	3,977	1	—
90 Day Sterling	33	September 2020	GBP	4,101	1	2
90 Day Sterling	37	December 2020	GBP	4,597	—	3
90 Day Sterling	42	March 2021	GBP	5,221	1	3
90 Day Sterling	46	June 2021	GBP	5,716	1	8
90 Day Sterling	47	September 2021	GBP	5,841	1	7
AEX Index	9	October 2019	EUR	1,037	4	8
Australia 10 Year Bond	47	December 2019	AUD	6,862	(27)	43
Australia 3 Year Bond	664	December 2019	AUD	76,551	(51)	182
CAC 40 Index	167	October 2019	EUR	9,371	68	118
CAD/USD Spot Rate	283	December 2019		21,553	14	(150)
Canada 10 Year Bond	4	December 2019	CAD	575	(1)	(3)
Cocoa	9	December 2019		223	(4)	(3)
Cocoa	26	December 2019	GBP	486	(7)	15
DAX Index	3	December 2019	EUR	931	4	—
Dow Jones Industrial Average Index	36	December 2019		4,885	18	(43)
Euro BOBL	181	December 2019	EUR	24,728	10	(195)
Euro Bund	28	December 2019	EUR	4,932	1	(59)
Euro Buxl 30 Year Bond	1	December 2019	EUR	211	(1)	8
Euro OAT	14	December 2019	EUR	2,411	—	(29)
Euro Schatz	225	December 2019	EUR	25,344	1	(77)
Euro STOXX 50 Price Index	280	December 2019	EUR	9,830	76	135
FTSA China 50 Index	58	October 2019		799	(7)	(10)
FTSE 100 Index	44	December 2019	GBP	3,222	(2)	32
FTSE/MIB Index	11	December 2019	EUR	1,196	9	19
GBP/USD Spot Rate	63	December 2019		4,896	3	(40)
Gold, 100 Oz.	102	December 2019		14,725	(340)	299
IBEX 35 Index	10	October 2019	EUR	904	8	22
Italy Government BTP Bond	6	December 2019	EUR	874	1	1
Japan 10 Year Bond	8	December 2019	JPY	1,239,170	(10)	9
JPY/USD Spot Rate	181	December 2019		21,260	(51)	(223)
KOSPI 200 Index	18	December 2019	KRW	1,240,350	9	(5)
Long Gilt	40	December 2019	GBP	5,340	8	36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
MSCI EAFE Index	1	December 2019		96	—	(1)
MSCI Singapore Free Index	4	October 2019	SGD	144	—	—
MSCI Taiwan Index	60	October 2019		2,419	17	23
MXN/USD Spot Rate	30	December 2019		756	(1)	(5)
NASDAQ 100 Stock Index	42	December 2019		6,651	61	(124)
Natural Gas	34	November 2019		858	(28)	(66)
Nickel	3	December 2019		291	16	16
Nikkei 225 Index	6	December 2019	JPY	131,276	(3)	(7)
OMX 30 Index	46	October 2019	SEK	7,605	1	(3)
Palladium	5	December 2019		776	(3)	48
Platinum	25	January 2020		1,190	(59)	(79)
S&P 500 Index	33	December 2019		4,952	24	(37)
S&P/ASX 200 Index	151	December 2019	AUD	25,204	(33)	15
S&P/TSX 60 Index	97	December 2019	CAD	19,357	(12)	(25)
Silver	31	December 2019		2,769	(104)	(134)
Topix Index	1	December 2019	JPY	16,133	(1)	(2)
United States 10 Year Note	141	December 2019		18,357	(11)	17
United States 2 Year Note	118	January 2020		25,466	(4)	(37)
United States 5 Year Note	274	January 2020		32,643	(12)	3
United States Long Bond	41	December 2019		6,621	(2)	34
United States Ultra Bond	38	December 2019		7,236	2	57
					(436)	(182)
Short Contracts
3 Month Euroswiss	(2)	March 2020	CHF	(504)	—	—
Aluminum	(31)	December 2019		(1,366)	26	27
Brent Crude	(23)	October 2019		(1,476)	42	113
Canadian Bankers' Acceptance	(7)	March 2020	CAD	(1,717)	—	—
Canadian Bankers' Acceptance	(8)	June 2020	CAD	(1,963)	—	1
Coffee "C"	(49)	December 2019		(1,796)	(5)	(62)
Copper	(2)	December 2019		(285)	(16)	(1)
Copper	(11)	December 2019		(714)	5	4
Corn	(86)	December 2019		(1,586)	(71)	(82)
Cotton No. 2	(20)	December 2019		(616)	1	7
Crude Oil, WTI	(51)	November 2019		(2,839)	91	81
EUR/USD Spot Rate	(346)	December 2019		(48,067)	162	654
FTSE/JSE Africa Top 40 Index	(21)	December 2019	ZAR	(10,823)	7	31
Gasoline, RBOB	(2)	November 2019		(133)	3	1
Hang Seng China Enterprises Index	(24)	October 2019	HKD	(12,236)	(4)	(2)
Hang Seng Index	(21)	October 2019	HKD	(27,332)	(7)	(2)
KC HRW Wheat	(19)	December 2019		(394)	(7)	—
Lean Hogs	(7)	December 2019		(182)	(8)	(21)
Live Cattle	(30)	January 2020		(1,241)	4	(83)
Low Sulfur Gasoil	(26)	November 2019		(1,493)	31	(32)
MSCI Emerging Markets Index	(1)	December 2019		(50)	1	—
New York Harbor ULSD	(4)	November 2019		(316)	7	(3)
NZD/USD Spot Rate	(279)	December 2019		(17,646)	81	142
Russell 2000 Index	(17)	December 2019		(1,326)	(1)	30
Soybean	(75)	November 2019		(3,297)	(86)	(101)
Soybean Meal	(33)	December 2019		(995)	(20)	2
Soybean Oil	(8)	December 2019		(139)	(1)	—
Sugar No. 11	(162)	May 2020		(2,170)	(6)	(125)
Wheat	(61)	December 2019		(1,451)	(26)	(61)
Zinc	(8)	December 2019		(452)	(35)	(26)
					168	492

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	12/18/19	AUD	23,843	16,133	(146)
BRL/USD	CIT	12/18/19	BRL	2,272	544	(13)
BRL/USD	CIT	12/18/19	BRL	185	44	—
CAD/USD	CIT	12/18/19	CAD	4,992	3,772	(20)
CAD/USD	CIT	12/18/19	CAD	16,575	12,525	36
CHF/USD	CIT	12/18/19	CHF	19,076	19,240	(294)
CLP/USD	CIT	12/18/19	CLP	64,536	89	(2)
CLP/USD	CIT	12/18/19	CLP	154,944	213	—
COP/USD	CIT	12/18/19	COP	168,494	48	(1)
COP/USD	CIT	12/18/19	COP	189,212	54	—
EUR/USD	CIT	12/18/19	EUR	9,481	10,396	(121)
GBP/USD	CIT	12/18/19	GBP	11,281	13,917	(100)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	CIT	12/18/19	GBP	1,316	1,623	3
HUF/USD	CIT	12/18/19	HUF	5,903	19	(1)
IDR/USD	CIT	12/18/19	IDR	60,088,807	4,198	(17)
IDR/USD	CIT	12/18/19	IDR	26,641,172	1,861	21
ILS/USD	CIT	12/18/19	ILS	8,407	2,431	27
INR/USD	CIT	12/18/19	INR	162,961	2,279	29
JPY/USD	CIT	12/18/19	JPY	342,154	3,183	(50)
KRW/USD	CIT	12/18/19	KRW	2,094,938	1,755	(13)
KRW/USD	CIT	12/18/19	KRW	482,495	405	—
MXN/USD	CIT	12/18/19	MXN	90,289	4,518	(62)
MXN/USD	CIT	12/18/19	MXN	251	12	—
NOK/USD	CIT	12/18/19	NOK	3,070	338	—
NZD/USD	CIT	12/18/19	NZD	2,128	1,336	(25)
PHP/USD	CIT	12/18/19	PHP	79,015	1,519	10
PLN/USD	CIT	12/18/19	PLN	18,410	4,592	(80)
PLN/USD	CIT	12/18/19	PLN	46	11	—
SEK/USD	CIT	12/18/19	SEK	25,137	2,568	(41)
SGD/USD	CIT	12/18/19	SGD	2,213	1,603	(7)
SGD/USD	CIT	12/18/19	SGD	406	294	1
TWD/USD	CIT	12/18/19	TWD	41,407	1,341	(9)
TWD/USD	CIT	12/18/19	TWD	81,197	2,630	17
USD/AUD	CIT	12/18/19	AUD	(6,708)	(4,538)	(28)
USD/AUD	CIT	12/18/19	AUD	(7,230)	(4,891)	20
USD/BRL	CIT	12/18/19	BRL	(5,792)	(1,388)	(9)
USD/BRL	CIT	12/18/19	BRL	(16,313)	(3,907)	44
USD/CAD	CIT	12/18/19	CAD	(10,371)	(7,838)	(24)
USD/CAD	CIT	12/18/19	CAD	(2,912)	(2,201)	2
USD/CHF	CIT	12/18/19	CHF	(6,496)	(6,551)	36
USD/CLP	CIT	12/18/19	CLP	(2,307,753)	(3,170)	48
USD/COP	CIT	12/18/19	COP	(4,374,204)	(1,250)	24
USD/EUR	CIT	12/18/19	EUR	(30,211)	(33,129)	445
USD/GBP	CIT	12/18/19	GBP	(6,627)	(8,179)	(58)
USD/GBP	CIT	12/18/19	GBP	(5,203)	(6,421)	24
USD/HUF	CIT	12/18/19	HUF	(245,433)	(803)	(2)
USD/HUF	CIT	12/18/19	HUF	(2,667,451)	(8,725)	162
USD/IDR	CIT	12/18/19	IDR	(7,121,009)	(497)	(3)
USD/IDR	CIT	12/18/19	IDR	(9,215,113)	(644)	—
USD/ILS	CIT	12/18/19	ILS	(36)	(10)	—
USD/INR	CIT	12/18/19	INR	(86,140)	(1,206)	(22)
USD/INR	CIT	12/18/19	INR	(2,430)	(34)	—
USD/JPY	CIT	12/18/19	JPY	(267,589)	(2,489)	3
USD/KRW	CIT	12/18/19	KRW	(23,261,953)	(19,488)	(207)
USD/KRW	CIT	12/18/19	KRW	(4,875,783)	(4,083)	8
USD/MXN	CIT	12/18/19	MXN	(40,196)	(2,012)	8
USD/NOK	CIT	12/18/19	NOK	(3,645)	(401)	(1)
USD/NOK	CIT	12/18/19	NOK	(107,626)	(11,849)	124
USD/NZD	CIT	12/18/19	NZD	(16,195)	(10,159)	95
USD/PHP	CIT	12/18/19	PHP	(36,500)	(701)	(6)
USD/PHP	CIT	12/18/19	PHP	(6,825)	(131)	—
USD/PLN	CIT	12/18/19	PLN	(3,346)	(835)	(2)
USD/PLN	CIT	12/18/19	PLN	(20,633)	(5,150)	47
USD/SEK	CIT	12/18/19	SEK	(99,392)	(10,150)	153
USD/SGD	CIT	12/18/19	SGD	(5,204)	(3,768)	(19)
USD/SGD	CIT	12/18/19	SGD	(1,493)	(1,082)	—
USD/TWD	CIT	12/18/19	TWD	(115,640)	(3,738)	(31)
USD/TWD	CIT	12/18/19	TWD	(17,186)	(556)	1
USD/ZAR	CIT	12/18/19	ZAR	(35,404)	(2,314)	(14)
USD/ZAR	CIT	12/18/19	ZAR	(51,244)	(3,348)	27
ZAR/USD	CIT	12/18/19	ZAR	110,788	7,242	(188)
ZAR/USD	CIT	12/18/19	ZAR	37,451	2,448	31
					(52,455)	(170)

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity[9]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
KOSPI 200 Index Future, Dec. 2019	MLP	12/12/19	KRW	345,872	—	(3)
Swiss Market Index Future, Dec. 2019	MLP	12/20/19	CHF	1,397	—	10
KOSPI 200 Index Future, Dec. 2019	MSC	12/12/19	KRW	1,926,616	—	(6)
Sau Paulo Stock Exchange Index Future, Oct. 2019	MSC	10/16/19	BRL	4,682	—	12
					—	13
Total return swap agreements - paying return
FUTURES
Coffee "C" Future, Dec. 2019	CGM	12/31/19		(302)	—	(2)
Corn Future, Dec. 2019	CGM	12/17/19		(3,092)	—	(206)
Cotton No. 2 Future, Dec. 2019	CGM	12/20/19		(459)	—	33
Soybean Future, Nov. 2019	CGM	11/18/19		(2,249)	—	(61)
Soybean Meal Future, Dec. 2019	CGM	12/17/19		(1,301)	—	97
Soybean Oil Future, Dec. 2019	CGM	12/24/19		(86)	—	(1)
Wheat Future, Dec. 2019	CGM	12/17/19		(884)	—	(34)
Hang Seng Index Future, Oct. 2019	MLP	10/30/19	HKD	(23,480)	—	6
Live Cattle Future, Dec. 2019	MLP	01/16/20		(1,904)	—	(126)
Soybean Meal Future, Dec. 2019	MLP	12/17/19		(3,118)	—	(12)
					—	(306)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 97.0%
Japan 24.4%
Advantest Corporation	—	18
AEON Financial Service Co. Ltd.	2	26
Aoyama Trading Co., Ltd.	1	17
Asahi Breweries Ltd.	—	15
Asahi Glass Co. Ltd.	1	37
Asahi Kasei Corp.	3	31
Asics Corp.	—	5
Astellas Pharma Inc.	6	82
Benesse Holdings Inc.	1	26
Calbee,Inc.	1	41
Canon Inc.	2	48
Central Japan Railway Co.	—	82
Chubu Electric Power Co. Inc.	1	13
Citizen Watch Co., Ltd. (a)	5	25
COMSYS Holdings Corporation	1	14
Daicel Corp.	2	13
Dai-ichi Life Holdings, Inc.	5	77
Daiichi Sankyo Company, Ltd	1	44
Daikin Industries Ltd.	—	26
Daito Trust Construction Co. Ltd.	—	51
Daiwa House Industry Co. Ltd.	1	26
Denso Corp.	1	26
Dentsu Inc.	1	18
DIC Corp.	1	25
East Japan Railway Co.	2	144
Eisai Co. Ltd.	1	41
Electric Power Development Co., Ltd.	1	23
FANCL Corporation	1	24
Fanuc Ltd.	—	19
Fast Retailing Co. Ltd.	—	119
Fuji Media Holdings, Inc.	2	21
FUJIFILM Holdings Corp.	1	35
Furukawa Electric Co., Ltd.	1	12
H.I.S.Co.,Ltd.	1	22
H2O Retailing Corporation	1	13
Hino Motors Ltd.	2	15
Hisamitsu Pharmaceutical Co. Inc.	—	18
Hitachi Ltd.	—	15
Honda Motor Co. Ltd.	3	88
HORIBA, Ltd.	—	23
Hoya Corp.	—	16
Hulic Co. Ltd.	2	16
Isetan Mitsukoshi Holdings Ltd.	5	36
Isuzu Motors Ltd.	3	37
ITOCHU Corp.	1	19
Japan Airlines Co., Ltd	2	45
Japan Post Bank Co., Ltd.	3	27
Japan Post Holdings Co., Ltd.	4	41
Japan Post Insurance Co., Ltd.	2	23
Japan Tobacco Inc.	4	83
JFE Holdings Inc.	3	30
JXTG Holdings, Inc.	18	83
Kajima Corp.	4	46
Kakaku.com Inc.	1	20
Kansai Electric Power Co. Inc.	2	26
Kao Corp.	2	119
KDDI Corp.	5	133
Keyence Corp.	—	62
Kinden Corp.	1	12
Kirin Holdings Co. Ltd.	3	72
Komatsu Ltd.	1	16
Komeri Co.,Ltd.	1	10
Kose Corp.	—	17
Kyowa Kirin Co., Ltd.	1	20
Lintec Corporation	1	10
Lion Corp.	1	12
Maeda Corporation	2	13
Mazda Motor Corp.	2	21
Mitsubishi Electric Corp.	1	11
Mitsubishi Estate Co. Ltd.	2	35
Mitsubishi Gas Chemical Co. Inc.	1	19
Mitsubishi Heavy Industries Ltd.	2	59
Mitsubishi Motors Corp.	5	22
Mitsubishi Tanabe Pharma Corp.	1	14
Mitsubishi UFJ Financial Group Inc.	45	230
Mitsui & Co. Ltd.	1	23
Mitsui Fudosan Co. Ltd.	1	35
Mizuho Financial Group Inc.	43	66
MS&AD Insurance Group Holdings, Inc.	—	13
NEC Corp.	1	42
Nidec Corp.	—	54
Nintendo Co. Ltd.	—	37
Nippon Electric Glass Co. Ltd.	1	27
Nippon Express Co. Ltd.	—	10
Nippon Paper Industries Co., Ltd.	1	8
Nippon Shokubai Co., Ltd.	—	17
Nippon Telegraph & Telephone Corp.	2	76
Nissan Motor Co. Ltd.	12	74
Nitto Denko Corp.	1	49
Nomura Research Institute Ltd.	1	12
NTT Data Corp.	2	19
NTT DoCoMo Inc.	5	125
Obayashi Corp.	2	18
Obic Co. Ltd.	—	23
OJI Holdings Corp.	2	11
Oriental Land Co. Ltd.	—	31
ORIX Corp.	7	111
Osaka Gas Co. Ltd.	1	19
Otsuka Holdings Co., Ltd.	2	68
Panasonic Corp.	1	11
Penta-Ocean Construction Co., Ltd.	3	18
Pola Orbis Holdings Inc.	3	59
Recruit Holdings Co., Ltd.	4	107
Resona Holdings Inc.	5	21
Ricoh Co. Ltd. (a)	1	9
Ryohin Keikaku Co. Ltd.	2	37
Sanwa Holdings Corporation	2	20
Secom Co. Ltd.	1	64
Seino Holdings Corp.	1	13
Sekisui Chemical Co. Ltd.	1	16
Seria Co., Ltd.	1	15
Seven & I Holdings Co., Ltd.	2	88
Seven Bank, Ltd.	4	10
Shikoku Electric Power Company, Incorporated	1	12
Shimachu Co., Ltd.	1	17
Shimizu Corp.	2	18
Shin-Etsu Chemical Co. Ltd.	—	43
Shionogi & Co. Ltd.	1	50
Shiseido Co. Ltd.	1	48
SoftBank Corporation	3	42
SoftBank Group Corp.	3	99
Sony Corp.	1	83
Subaru Corp. NPV	1	28
Sumitomo Corp.	2	30
Sumitomo Forestry Co. Ltd.	1	12
Sumitomo Mitsui Financial Group Inc.	4	151
Sumitomo Realty & Development Co. Ltd.	1	34
Sumitomo Rubber Industries Inc.	2	29
Sundrug Co. Ltd.	1	44
Suntory Beverage & Food Limited	1	21
Suzuki Motor Corp.	—	17
T&D Holdings Inc.	5	49
Taiheiyo Cement Corp.	—	11
Taisei Corp.	2	70
Takashimaya Co. Ltd.	3	30
Takeda Pharmaceutical Co. Ltd.	3	103
TIS Inc.	1	29
Toda Corp.	2	10
Tohoku Electric Power Co. Inc.	1	14
Tokio Marine Holdings Inc.	1	64
Tokyo Electron Ltd.	1	96
TOPCON Corporation	1	16
Toppan Printing Co. Ltd.	1	14
Toshiba Corp.	1	21
Toyobo Co., Ltd.	1	13
Toyota Boshoku Corporation	1	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Toyota Motor Corp.	3	208
Toyota Tsusho Corp.	1	19
Trend Micro Inc.	1	53
TS Tech Co.,Ltd.	—	12
TV Asahi Holdings Corp.	1	9
Ube Industries Ltd.	5	105
Unicharm Corp.	1	16
Yahoo! Japan Corp.	11	32
Yamaguchi Financial Group,Inc.	3	23
Yamaha Motor Co. Ltd.	4	73
Yamato Holdings Co. Ltd.	1	15
Zenkoku Hosho Co., Ltd.	—	16
		6,238
United Kingdom 14.1%
Anglo American PLC	3	75
Ashmore Group PLC	5	31
AstraZeneca PLC	2	150
Auto Trader Group PLC (b)	13	79
Aviva PLC	8	38
boohoo Group PLC (c)	17	55
BP P.L.C.	21	133
British American Tobacco P.L.C.	6	235
Bunzl Public Limited Company	1	28
Compass Group PLC	6	155
Croda International Public Limited Company	—	19
Diageo PLC	9	358
Direct Line Insurance Group plc	2	9
Electrocomponents Public Limited Company	3	26
Experian PLC	2	52
Fiat Chrysler Automobiles N.V.	1	13
GlaxoSmithKline PLC	18	395
Greggs PLC	2	43
Halma Public Limited Company	7	176
HomeServe PLC	4	54
HSBC Holdings PLC	59	455
Inchcape PLC	8	61
Pearson PLC	1	12
Relx PLC	1	23
Rentokil Initial PLC	15	86
Rightmove PLC	8	52
Rio Tinto PLC	1	37
Rotork P.L.C.	8	30
Severn Trent PLC	2	57
Smiths Group PLC	1	10
Spectris PLC	—	10
Spirax-Sarco Engineering PLC	—	28
SSP Group PLC	6	43
Unilever N.V.	3	181
Unilever PLC	4	217
United Utilities Group PLC	5	46
Vodafone Group Public Limited Company	36	71
WH Smith PLC	—	10
WM Morrison Supermarkets P L C	12	29
WPP 2012 Limited	1	12
		3,594
France 11.4%
AXA SA	1	30
Bouygues SA	3	125
Bureau Veritas	1	18
Capgemini SA	—	38
Christian Dior	—	31
Cie Generale d'Optique Essilor International SA	—	11
Credit Agricole SA	3	40
Danone	—	20
Dassault Aviation SA	—	30
Dassault Systemes SA	1	152
EDENRED	2	90
Eiffage	—	44
Engie	7	107
Gaztransport Et Technigaz	—	19
Hermes International SCA	—	126
Kering SA	—	58
Korian S.A.	—	4
Lagardere SCA	1	18
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	—	57
L'Oreal SA	1	327
LVMH Moet Hennessy Louis Vuitton SE	1	340
Natixis	3	13
Nexity	—	16
NYSE B.V. (b)	—	14
Orange SA	3	46
Pernod-Ricard SA	1	154
Publicis Groupe SA	1	59
Rexel	1	13
Rubis	—	25
Safran	1	114
Sanofi SA	1	109
Sartorius Stedim Biotech	—	50
Schneider Electric SE (c)	1	98
SCOR	1	49
Sopra Steria Group	—	15
Spie SA	1	12
Teleperformance	—	27
Television Francaise 1	1	12
Total SA	2	116
Veolia Environnement	3	72
VINCI	1	103
Vivendi SA	3	81
Wendel SA	—	34
		2,917
Switzerland 9.7%
Banque Cantonale Vaudoise	—	11
Dufry AG	—	29
Flughafen Zurich AG	—	17
Geberit AG	—	16
Givaudan SA	—	59
LafargeHolcim Ltd.	2	122
Landis+Gyr Group AG	—	40
Logitech International S.A.	1	44
Nestle SA	6	610
Novartis AG	5	429
Partners Group Holding AG	—	41
PSP Swiss Property AG	—	4
Roche Holding AG	2	564
Sika AG	1	75
Straumann Holding AG	—	115
Sunrise Communications AG - Class N (b)	1	103
Swiss Re AG	—	39
Temenos Group AG	—	63
UBS Group AG	7	80
Vifor Pharma AG (b)	—	18
		2,479
Australia 8.1%
AGL Energy Limited	1	19
Altium Limited	1	15
Alumina Ltd.	11	17
Ansell Limited	3	47
Aristocrat Leisure Ltd.	6	119
ASX Ltd.	—	10
Australia & New Zealand Banking Group Ltd.	6	124
Bank of Queensland Ltd.	2	15
BHP Group PLC	1	12
BHP Group PLC	9	231
Carsales.com Limited	2	16
Charter Hall Limited	3	21
CIMIC Group Limited	1	22
Cochlear Ltd.	1	76
Commonwealth Bank of Australia	3	149
CSL Ltd.	1	126
Domino's Pizza Enterprises Limited (a)	—	14
Fortescue Metals Group Ltd.	5	31
Goodman Funding Pty Ltd	2	22
GPT Group	3	14
IDP Education Limited	5	51
Macquarie Group Limited	2	142
Magellan Financial Group Ltd	1	41
National Australia Bank Ltd.	3	63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Platinum Investment Management Limited	4	11
Qantas Airways Ltd.	7	31
QBE Insurance Group Ltd.	8	65
REA Group Ltd.	1	55
Rio Tinto Ltd.	2	102
Scentre Group Limited	17	46
Sonic Health Care Ltd.	—	8
Spark Infrastructure Management Limited (b)	31	46
Tabcorp Holdings Ltd.	4	12
Telstra Corp. Ltd.	8	18
Treasury Wine Estates Limited	4	48
Vicinity Centres RE Ltd	9	16
Westpac Banking Corp.	5	104
Woodside Petroleum Ltd.	2	37
Woolworths Group Ltd.	2	63
		2,059
Germany 7.5%
Adidas AG	—	113
Allianz SE	1	344
Bayer AG	1	90
Bayerische Motoren Werke AG	1	38
CompuGroup Medical SE	1	30
CTS Eventim AG & Co. KGaA	—	10
Daimler AG	1	73
Deutsche Post AG	3	98
Deutsche Telekom AG	2	37
Dialog Semiconductor PLC (c)	—	11
Durr Aktiengesellschaft	1	13
DWS Group GmbH & Co. KGaA (b)	—	8
Evonik Industries AG	3	77
freenet AG	1	11
Fresenius Medical Care AG & Co. KGaA	—	17
Fresenius SE & Co. KGaA	1	50
HeidelbergCement AG	1	42
HELLA GmbH & Co. KGaA	—	17
Hochtief AG	—	41
LEG Immobilien AG	—	16
MTU Aero Engines AG	—	60
Nemetschek SE	1	51
Puma SE	—	28
Rational AG	—	14
SAP SE	2	244
Siemens AG	1	134
Siemens Healthineers AG (b)	1	21
Software Aktiengesellschaft	1	25
Stroer SE & Co. KGaA	—	10
Symrise AG	—	41
Telefonica Deutschland Holding AG	32	90
Volkswagen AG	—	32
Wirecard AG	—	25
		1,911
Netherlands 5.2%
Adyen B.V. (b) (c)	—	20
Aegon NV	16	68
Airbus SE	1	92
ASM International N.V.	—	32
ASML Holding	1	126
ASR Nederland N.V.	2	73
BE Semiconductor Industries N.V.	—	5
ING Groep N.V.	8	80
Koninklijke DSM N.V.	1	64
Koninklijke Philips N.V.	1	61
NN Group N.V.	3	113
Randstad NV	2	92
Royal Dutch Shell PLC - Class A	10	284
Royal Dutch Shell PLC - Class B	6	171
Signify N.V. (b)	1	14
Wolters Kluwer NV	—	29
		1,324
Spain 3.4%
Acciona,S.A.	—	18
Acerinox SA	1	11
ACS, Actividades de Construccion y Servicios, S.A.	1	28
AENA, S.M.E., S.A. (b)	—	81
Amadeus IT Group SA	1	48
Applus Services, S.A.	—	4
Banco Bilbao Vizcaya Argentaria SA	32	166
Banco Santander SA	11	45
CaixaBank, S.A.	9	25
Grifols, S.A. - Class A	1	16
Iberdrola, S.A.	4	39
Industria de Diseno Textil, S.A.	3	83
Melia Hotels International, S.A.	2	13
Merlin Properties, Socimi, S.A.	1	21
Repsol SA	4	60
Telefonica SA	26	201
		859
Hong Kong 3.1%
AIA Group Limited	22	204
Chow Tai Fook Jewellery Group Limited	16	13
CK Asset Holdings Limited	8	54
CK Hutchison Holdings Limited	20	177
CLP Holdings Ltd.	1	10
Hang Seng Bank Ltd.	1	22
Hongkong Land Holdings Ltd.	24	134
Jardine Matheson Holdings Ltd.	1	43
Sun Hung Kai Properties Ltd.	2	29
Swire Pacific Ltd. - Class A	4	33
Techtronic Industries Company Limited	8	56
Wharf Real Estate Investment Company Limited	2	11
		786
Sweden 2.8%
Aktiebolaget Industrivarden - Class C	5	116
Aktiebolaget Volvo - Class B	15	212
Assa Abloy AB - Class B	6	140
Elekta AB (publ) - Class B	3	45
Evolution Gaming Group AB (publ) (b)	1	10
Fabege AB	2	36
Hennes & Mauritz AB - Class B	1	13
Investment aktiebolaget Latour	1	11
Investor AB - Class B	1	38
Kinnevik AB - Class B	1	36
Skandinaviska Enskilda Banken AB - Class A	3	26
Swedbank AB - Class A	2	23
Swedish Match AB	—	10
Telefonaktiebolaget LM Ericsson - Class B	2	12
		728
Denmark 1.9%
A P Moller - Maersk A/S - Class B	—	26
Chr. Hansen Holding A/S	—	29
DSV A/S	1	57
FLSmidth & Co. A/S	—	12
Genmab A/S (c)	—	23
GN Store Nord A/S	1	43
H Lundbeck A/S	1	27
ISS A/S	1	30
Novo Nordisk A/S - Class B	2	89
Novozymes A/S - Class B	1	27
Rockwool International A/S	—	9
Royal Unibrew A/S	—	19
SimCorp A/S	—	42
Topdanmark A/S	—	14
Tryg A/S	1	35
		482
Finland 1.3%
Fortum Oyj	1	32
Kesko Oyj	—	5
Kone Corporation - Class B	4	218
Sampo Oyj - Class A	—	6
UPM-Kymmene Oyj	1	32
Valmet Oy	1	24
Wartsila Oyj	3	28
		345
Belgium 0.9%
Anheuser-Busch InBev	1	108
Groupe Bruxelles Lambert SA	—	41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
UCB SA	1	91
		240
Italy 0.9%
A2A SpA	6	10
Assicurazioni Generali SpA	—	5
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	24
Ferrari N.V.	1	141
Italgas S.p.A.	4	24
Snam Rete Gas SpA	5	23
		227
Singapore 0.9%
CapitaMall Trust	10	18
DBS Group Holdings Ltd.	1	20
Oversea-Chinese Banking Corporation Limited	6	46
Singapore Technologies Engineering Ltd.	16	46
Singapore Telecommunications Limited	17	38
United Overseas Bank Ltd.	3	52
		220
Israel 0.4%
Bank Hapoalim BM	8	63
Bank Leumi Le-Israel BM	3	19
The First International Bank of Israel Limited	—	11
		93
Portugal 0.4%
Galp Energia, SGPS, S.A.	6	90
Norway 0.3%
DNB Bank ASA	2	30
Leroy Seafood Group ASA	2	12
Subsea 7 S.A.	3	31
TOMRA Systems ASA	—	10
		83
Austria 0.2%
Erste Group Bank AG	1	18
Wienerberger AG	2	37
		55
Macau 0.1%
Sands China Ltd.	6	29
United States of America 0.0%
Jardine Strategic Holdings Ltd.	—	12
Luxembourg 0.0%
Grand City Properties S.A.	—	11
Malta 0.0%
Kindred Group PLC - SDR	1	8
Total Common Stocks (cost $25,192)		24,790
PREFERRED STOCKS 0.6%
Germany 0.6%
Porsche Automobil Holding SE (d)	—	18
Sartorius AG	—	73
Volkswagen AG (d)	—	61
Total Preferred Stocks (cost $160)		152
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	319	319
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	22	22
Total Short Term Investments (cost $341)		341
Total Investments 99.0% (cost $25,693)		25,283
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 1.0%		264
Total Net Assets 100.0%		25,550

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $414 and 1.6% of the Fund.

(c) Non-income producing security.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	6	December 2019	EUR	211	2	3
FTSE 100 Index	1	December 2019	GBP	73	—	1
Nikkei 225 Index	2	December 2019	JPY	21,536	1	3
					3	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 56.2%
Information Technology 9.0%
Accenture Public Limited Company - Class A	18	3,421
Adobe Inc. (a)	21	5,831
Adyen B.V. (a) (b)	3	2,197
ALPS Alpine Co. Ltd.	15	286
Apple Inc.	253	56,607
Applied Materials, Inc.	110	5,488
ASML Holding	—	23
Autodesk, Inc. (a)	80	11,836
Bicycle Club Joint Venture, L.P.	114	493
Cisco Systems, Inc.	108	5,329
Citrix Systems Inc.	65	6,297
Corning Inc.	71	2,027
Dassault Systemes SA	—	18
Dell Technology, Inc. - Class C (a)	1	74
Dropbox, Inc. - Class A (a)	455	9,176
DXC Technology Company	8	245
FleetCor Technologies Inc. (a)	73	20,806
FUJIFILM Holdings Corp.	4	176
Global Payments Inc.	10	1,587
GlobalWafers Co., Ltd.	12	122
Glodon Company Limited	105	523
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	120	542
Hewlett Packard Enterprise Company	11	163
Hitachi Ltd.	12	439
Hon Hai Precision Industry Co. Ltd.	590	1,396
HP Inc.	8	156
Hundsun Technologies Inc. - Class A	50	516
Inspur Electronic Information Industry Co., Ltd.	148	532
Intel Corp.	17	855
International Business Machines Corp.	2	340
Intuit Inc.	24	6,340
Japan Aviation Electronics Industry Ltd.	57	819
Keyence Corp.	2	1,247
Kingdee International Software Group Co. Ltd. (c)	590	623
Kingsoft Corp Ltd (a) (c)	242	515
KLA-Tencor Corp.	3	532
Kyocera Corp.	—	12
Lenovo Group Ltd.	936	624
Lookout, Inc. (a) (d) (e) (f)	21	12
Marvell Technology Group Ltd	95	2,362
MasterCard Incorporated - Class A	21	5,642
MediaTek Inc.	19	227
Micron Technology Inc. (a)	5	233
Microsoft Corp.	461	64,154
Motorola Solutions Inc.	18	3,024
Murata Manufacturing Co. Ltd.	356	17,194
NCSoft Corp.	3	1,304
NTT Data Corp.	2	23
NXP Semiconductors N.V.	3	351
Oracle Corporation	178	9,778
Paypal Holdings, Inc. (a)	37	3,846
Qualcomm Incorporated (g)	56	4,269
Relx PLC	9	224
Salesforce.Com, Inc. (a)	41	6,094
Samsung SDI Co. Ltd.	—	15
SAP SE	1	84
ServiceNow, Inc. (a)	1	137
Taiwan Semiconductor Manufacturing Co. Ltd.	2,830	24,914
Telefonaktiebolaget LM Ericsson - Class B	32	258
Texas Instruments Incorporated	73	9,467
Thomson Reuters Corporation	6	415
Visa Inc. - Class A	35	5,967
VMware Inc. - Class A	3	502
Western Digital Corp.	4	235
Wipro Ltd.	9	31
Wirecard AG	—	69
Xilinx Inc.	54	5,181
		314,225
Health Care 8.0%
Abbott Laboratories	22	1,832
AbbVie Inc.	142	10,719
Agilent Technologies, Inc. (g)	175	13,386
Aier Eye Hospital Group Co., Ltd	111	549
Alexion Pharmaceuticals, Inc. (a)	—	23
Alfresa Holdings Corp.	37	821
Amgen Inc.	3	653
Anthem, Inc.	105	25,161
Aspen Pharmacare Holdings	14	78
Astellas Pharma Inc.	780	11,159
AstraZeneca PLC	61	5,458
Asymchem Laboratories (Tianjin) Co., Ltd.	34	567
Autobio Diagnostics Co., Ltd.	44	546
Baxter International Inc.	17	1,473
Bayer AG	85	5,969
Becton, Dickinson and Company	71	17,851
Biogen Inc. (a)	1	158
Bristol-Myers Squibb Co.	10	496
Cardinal Health, Inc.	5	231
Centene Corporation (a)	5	218
Cerner Corp.	—	6
China Resources Pharmaceutical Group Limited (b)	51	48
Cie Generale d'Optique Essilor International SA	28	3,978
CVS Health Corporation	87	5,495
DaVita Inc. (a)	81	4,622
Edwards Lifesciences Corporation (a)	2	493
Fresenius SE & Co. KGaA	161	7,524
Gilead Sciences Inc.	178	11,295
GlaxoSmithKline PLC	3	72
Hangzhou Tigermed Consulting Co., Ltd	62	538
HCA Healthcare, Inc.	95	11,389
Hoya Corp.	138	11,295
Incyte Corporation (a)	—	34
Intuitive Surgical, Inc. (a)	1	280
Jiangsu Hengrui Medicine Co., Ltd. - Class A	50	562
Johnson & Johnson	178	23,021
Kyowa Kirin Co., Ltd.	2	47
McKesson Corporation	4	595
Medipal Holdings Corp.	42	944
Medtronic Public Limited Company	9	1,023
Merck & Co., Inc.	189	15,916
NMC Health PLC (c)	171	5,720
Notre Dame Intermedica Participacoes S.A.	534	7,009
Novartis AG	—	4
Novo Nordisk A/S - Class B (c)	66	3,380
Olympus Corp.	351	4,755
Ono Pharmaceutical Co. Ltd.	4	73
Otsuka Holdings Co., Ltd.	8	301
Pfizer Inc.	546	19,618
Regeneron Pharmaceuticals, Inc. (a)	—	70
Roche Holding AG	18	5,335
Sanofi SA	58	5,395
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	21	533
Shionogi & Co. Ltd.	1	72
Stryker Corp.	9	1,859
Suzuken Co. Ltd.	17	927
Thermo Fisher Scientific Inc.	4	1,192
UnitedHealth Group Incorporated	116	25,208
Wuxi Biologics Cayman Inc (a) (b)	52	528
Zoetis Inc. - Class A	3	384
		278,888
Communication Services 7.2%
Advanced Info Service PLC. (e)	231	1,665
Alphabet Inc. - Class A (a)	—	580
Alphabet Inc. - Class C (a)	48	58,315
America Movil SAB de CV - Class L (c)	429	319
Baidu, Inc. - Class A - ADR (a)	—	6
Cellnex Telecom, S.A. (b)	479	19,782
Charter Communications, Inc. - Class A (a)	54	22,351
China Mobile Ltd.	40	332
China Unicom Hong Kong Ltd.	24	26
Chunghwa Telecom Co. Ltd.	2,020	7,226

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Comcast Corporation - Class A (g) (h)	733	33,042
Facebook, Inc. - Class A (a) (g)	98	17,469
Far EasTone Telecommunications Co. Ltd.	1,228	2,869
HKT Trust	764	1,213
i-Cable Communications Ltd. (a)	135	1
Intouch Holdings Public Company Limited (c) (e)	720	1,543
KDDI Corp.	57	1,495
LG Uplus Corp.	16	186
Liberty Broadband Corp. - Class C (a)	82	8,532
Liberty SiriusXM Group - Class A (a)	77	3,213
Liberty SiriusXM Group - Class C (a)	130	5,434
Nippon Telegraph & Telephone Corp.	30	1,453
Nippon Television Holdings Inc.	52	665
Omnicom Group Inc.	12	961
Orange SA	6	96
Publicis Groupe SA	9	421
Rogers Communications Inc. - Class B	2	121
Singapore Telecommunications Limited	465	1,044
SK Telecom Co. Ltd.	5	979
Taiwan Mobile Co. Ltd.	938	3,385
Telefonica SA	36	272
Telia Co. AB	1	6
Tencent Holdings Limited	481	20,260
Turkcell Iletisim Hizmetleri Anonim Sirketi	8	19
TV Asahi Holdings Corp.	52	824
Uber Technologies, Inc. (a) (c) (e)	101	3,092
VeriSign, Inc. (a)	3	510
Verizon Communications Inc.	153	9,228
Vivendi SA	7	197
Vodafone Group Public Limited Company	10,701	21,321
Walt Disney Co.	3	452
Yahoo! Japan Corp.	85	240
		251,145
Industrials 7.1%
A P Moller - Maersk A/S - Class A	—	381
A P Moller - Maersk A/S - Class B	—	196
Air China Ltd. - Class H	26	23
Asahi Glass Co. Ltd.	5	159
Assa Abloy AB - Class B	6	141
Atlas Copco Aktiebolag - Class B	5	137
Azul S.A. - ADR (a)	367	13,150
Beijing Capital International Airport Co. Ltd. - Class H	190	162
Beijing Enterprises Holdings Ltd.	33	152
C.H. Robinson Worldwide, Inc.	22	1,830
Canadian National Railway Co.	2	220
Canadian Pacific Railway Ltd.	1	174
Caterpillar Inc.	—	31
Cie de Saint-Gobain	46	1,800
ComfortDelgro Corp. Ltd.	657	1,142
Country Garden Services Holdings Company Limited	21	62
CSX Corp.	10	687
Cummins Inc.	1	186
Daikin Industries Ltd.	47	6,204
Daqin Railway Co., Ltd. - Class A	13	13
Dassault Aviation SA	4	5,156
Delta Air Lines Inc.	6	318
Dover Corp.	72	7,163
East Japan Railway Co.	142	13,568
Eaton Corporation Public Limited Company	1	97
Eiffage	12	1,227
Emerson Electric Co. (g)	340	22,722
Ferguson PLC	120	8,721
Fortune Brands Home & Security, Inc.	16	901
Fosun International Limited (c)	315	391
General Electric Company	27	245
GS Yuasa Corp.	30	516
Han's Laser Technology Industry Group Co., Ltd. - Class A	121	600
Honeywell International Inc.	3	526
Japan Airlines Co., Ltd	487	14,469
Jardine Matheson Holdings Ltd.	35	1,866
Kamigumi Co. Ltd.	31	700
Kinden Corp.	123	1,832
Knorr - Bremse Aktiengesellschaft	110	10,339
Koninklijke Philips N.V.	502	23,306
Kyudenko Corp.	18	592
L3Harris Technologies, Inc.	2	439
Lockheed Martin Corporation	1	510
Mabuchi Motor Co. Ltd.	28	1,061
Maeda Road Construction Co. Ltd.	33	726
Malaysia Airports Holdings Bhd	275	567
Masco Corp.	44	1,840
Mitsubishi Heavy Industries Ltd.	10	385
Nippo Corp.	31	571
Norfolk Southern Corp.	1	254
Northrop Grumman Systems Corp.	1	251
Okumura Corp.	38	1,028
Raytheon Co.	155	30,339
Rockwell Automation Inc.	1	216
Rolls-Royce Holdings plc (a)	33	323
Safran	100	15,732
Sandvik AB	6	95
SANY Heavy Industry Co., Ltd. - Class A	42	85
Seino Holdings Corp.	46	578
Shanghai International Airport Co.Ltd.	43	480
Siemens AG	271	29,029
Sinopec Engineering (Group) Co., Ltd. - Class H	155	97
Stanley Black & Decker Inc.	1	124
The Boeing Company	1	202
Toda Corp.	163	940
Union Pacific Corp.	3	458
United Airlines Holdings, Inc. (a)	3	265
United Technologies Corp.	146	19,975
Weichai Power Co., Ltd. - Class H	48	70
Yamato Holdings Co. Ltd.	10	151
Zhejiang Expressway Co. Ltd. - Class H	84	73
Zoomlion Heavy Industry Science&Technology Co., Ltd. - Class A	5	4
		248,973
Financials 6.5%
ABN AMRO Bank N.V. - CVA (b)	631	11,129
Aegon NV	14	59
Agricultural Bank of China Limited - Class H (c)	170	67
Allianz SE	—	114
Ally Financial Inc.	7	220
Ameriprise Financial, Inc.	5	763
B3 S.A. - Brasil, Bolsa, Balcao	1	8
Banco do Brasil SA	15	170
Banco Santander (Brasil) S.A.	8	89
Bank Central Asia, PT TBK	704	1,509
Bank of America Corporation	678	19,790
Berkshire Hathaway Inc. - Class B (a)	18	3,711
CaixaBank, S.A.	30	79
Capital One Financial Corporation	3	260
Cathay Financial Holding Co. Ltd.	874	1,152
Charles Schwab Corp.	192	8,025
China Taiping Insurance Holdings Co. Ltd.	6	13
Chubb Limited	68	11,027
Citigroup Inc.	133	9,217
Deutsche Boerse AG	—	15
Discover Financial Services	5	377
Discover Ltd. (c)	1	8
Fairfax Financial Holdings Ltd.	1	225
Fifth Third Bancorp	14	372
Fubon Financial Holding Co. Ltd.	1,059	1,521
GF Securities Co., Ltd. - Class H (a)	5	5
Guotai Junan Securities Co., Ltd. - Class H (b)	22	35
Haitong Securities Co., Ltd. - Class H	68	72
Hana Financial Group Inc.	8	235
Housing Development Finance Corp.	311	8,701
HSBC Holdings PLC	1,378	10,573
Industrial Bank of Korea	7	76
ING Groep N.V.	1,175	12,311
Japan Post Holdings Co., Ltd.	5	49
JPMorgan Chase & Co. (g)	347	40,864
KB Financial Group Inc.	4	158
Marsh & McLennan Cos. Inc.	221	22,136
MetLife, Inc.	6	284

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Mitsubishi UFJ Financial Group Inc.	18	89
Morgan Stanley	424	18,085
Muenchener Rueckversicherungs AG	—	44
Old Mutual Public Limited Company (c)	118	151
Progressive Corp.	4	319
Prudential Financial Inc.	4	329
Regions Financial Corporation	390	6,171
Reinsurance Group of America Inc.	3	435
Shinhan Financial Group Co. Ltd.	10	349
Sompo Holdings, Inc.	5	214
SunTrust Banks Inc.	213	14,637
Synchrony Financial	2	85
The Allstate Corporation	—	5
The Goldman Sachs Group, Inc.	1	299
The Hartford Financial Services Group, Inc.	34	2,084
The Travelers Companies, Inc.	12	1,795
U.S. Bancorp	45	2,485
UniCredit S.p.A.	1,025	12,091
United Overseas Bank Ltd.	82	1,515
Venustech Group Inc.	126	565
Wells Fargo & Co.	28	1,416
Willis Towers Watson Public Limited Company	—	16
Wuhan Raycus Fiber Laser Technologies Co., Ltd	41	570
WuXi AppTec Co., Ltd.	45	548
		229,716
Consumer Discretionary 5.9%
Adidas AG	1	391
Alibaba Group Holding Limited - ADS (a) (g)	110	18,433
Amazon.com, Inc. (a) (h)	20	35,520
ANTA Sports Products Limited	64	530
AutoZone, Inc. (a)	—	123
Booking Holdings Inc. (a)	—	257
Brilliance China Automotive Holdings Ltd.	644	693
Canon Marketing Japan Inc.	33	704
Carnival Plc (c)	1	54
Compagnie Financiere Richemont SA	12	887
Denso Corp.	137	6,032
Dollar General Corp.	—	9
Dollar Tree Inc. (a)	113	12,939
eBay Inc.	11	428
Expedia Group, Inc.	5	629
Fiat Chrysler Automobiles N.V.	21	268
Ford Motor Co.	21	192
General Motors Company	5	178
Genting Singapore Limited	183	116
Great Wall Motor Company Limited	300	323
Gree Electric Appliances, Inc. of Zhuhai - Class A	45	364
Guangzhou Automobile Group Co., Ltd. - Class A	218	375
Haier Smart Home Co., Ltd. - Class A	160	343
Hangzhou Robam Appliances Co., Ltd. - Class A	98	362
Hero Motocorp Ltd.	33	1,265
Home Depot Inc.	49	11,380
Huazhu Group Limited - ADS (c)	16	540
Hyundai Mobis	—	38
Jawbone Inc. (a) (d) (e) (f)	98	—
JD.com, Inc. - Class A - ADR (a)	14	400
Kering SA	—	239
Kia Motors Corp.	1	33
Koito Manufacturing Co. Ltd.	55	2,681
Lear Corp.	1	160
LG Electronics Inc.	8	433
Li Ning Company Limited	181	521
Lowe's Cos. Inc. (g)	114	12,535
Macy's, Inc.	95	1,474
Magna International Inc.	3	160
McDonald's Corporation	43	9,141
Mitsubishi Motors Corp. (c)	11	48
Multichoice Group (a)	—	1
Nike Inc. - Class B	3	294
Peloton Interactive, Inc. (a) (c)	26	654
Rai Way S.P.A. (b)	679	3,950
Renault SA	2	109
Ross Stores Inc.	4	436
Royal Caribbean Cruises Ltd.	2	203
Sodexo SA	112	12,555
Sony Corp.	3	160
Stanley Electric Co. Ltd.	21	562
Starbucks Corp.	5	484
Subaru Corp. NPV	405	11,474
Suzuki Motor Corp. (c)	306	13,000
TAL Education Group - ADS (a)	15	519
Target Corporation	77	8,218
The Berkeley Group Holdings PLC	28	1,427
TJX Cos. Inc.	208	11,596
Toyota Industries Corp.	145	8,356
Vipshop (China) Co., Ltd. - ADR (a)	1	13
Woongjin Coway Co., Ltd.	12	839
Wyndham Destinations, Inc.	6	254
Yum China Holdings, Inc.	30	1,360
Yum! Brands Inc.	4	436
ZOZO, Inc. (c)	335	7,758
		205,856
Consumer Staples 3.9%
AEON Co. Ltd.	3	59
Ajinomoto Co. Inc.	699	13,217
Altria Group, Inc.	174	7,112
American Beverage Co Ambev	9	43
Carlsberg A/S - Class B	2	332
China Mengniu Dairy Company Limited	125	469
China Resources Enterprise Ltd.	8	42
Coca-Cola European Partners PLC (e)	2	112
Colgate-Palmolive Co.	257	18,887
Compania Cervecerias Unidas S.A. - ADR	36	789
Costco Wholesale Corporation	2	440
Dali Food Group Co., Ltd. (b)	123	75
Danone	331	29,155
Diageo PLC	7	280
Foshan Haitian Flavoring & Food Co., Ltd - Class A	35	537
Hengan International Group Co. Ltd.	84	550
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	131	524
JBS S/A	14	112
Jeronimo Martins, SGPS, S.A.	68	1,147
Kraft Heinz Foods Company	2	61
KT&G Corp.	92	8,144
Laobaixing Pharmacy Chain Joint Stock Company	51	537
Meiji Holdings Co., Ltd.	—	29
Mondelez International Inc. - Class A	27	1,491
Monster Beverage 1990 Corporation (a)	4	203
Nestle SA	214	23,188
PepsiCo Inc.	19	2,565
Philip Morris International Inc.	109	8,287
Procter & Gamble Co.	10	1,227
Seven & I Holdings Co., Ltd.	16	630
Shanghai Jahwa United Co., Ltd.	109	523
Sun Art Retail Group Limited	83	84
Sysco Corp.	3	268
Thai Beverage Public Company Limited	608	389
The Kroger Co. (g)	17	433
Tingyi Cayman Islands Holding Corp.	46	65
Tsingtao Brewery Co.,Ltd. - Class A	12	83
Tsingtao Brewery Co.,Ltd. - Class H	36	218
Uni-President Enterprises Corp.	624	1,504
Walmart Inc.	84	9,992
Want Want China Holdings Limited (c)	1,661	1,330
Woolworths Group Ltd.	—	4
Yifeng Pharmacy Chain Co., Ltd.	50	547
		135,684
Energy 3.1%
Chevron Corp.	5	569
China Petroleum & Chemical Corporation - Class H	428	255
China Shenhua Energy Company Limited - Class H	87	174
CNOOC Limited	192	293
Coal India Ltd Govt Of India Undertaking	234	662
ConocoPhillips	4	226
Devon Energy Corporation	11	273
Enbridge Inc.	408	14,320
Exxon Mobil Corporation	16	1,146

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Fieldwood Energy Inc. (a) (e) (i)	4	101
Fieldwood Energy Inc. (a) (e) (i)	15	374
Formosa Petrochemical Corp.	231	731
Hindustan Petroleum Corp. Ltd.	16	69
Imperial Oil Ltd.	3	69
Kunlun Energy Co. Ltd.	80	69
Marathon Petroleum Corporation	83	5,034
Oil & Natural Gas Corp. Ltd.	404	752
ONEOK Inc.	322	23,696
Petrobras Distribuidora SA	42	278
Phillips 66	3	302
Reliance Industries Ltd.	830	15,637
Repsol SA	12	195
Royal Dutch Shell PLC - Class A	327	9,598
Royal Dutch Shell PLC - Class A	7	203
Royal Dutch Shell PLC - Class A - ADR	119	7,003
Royal Dutch Shell PLC - Class B	3	102
Schlumberger Ltd.	23	769
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	8	9
S-Oil Corp.	8	670
TC Energy Corporation (c)	209	10,832
Thai Oil Public Company Limited (e)	355	812
Total SA - ADR	4	184
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	1	30
Valero Energy Corporation	3	265
Williams Cos. Inc.	557	13,403
Yanzhou Coal Mining Co. Ltd. - Class H	88	90
YPF SA - Class D - ADR	7	66
		109,261
Materials 2.2%
Air Products and Chemicals, Inc.	108	23,986
Anhui Conch Cement Company Limited - Class A	17	97
Anhui Conch Cement Company Limited - Class H	37	220
Barrick Gold Corp.	87	1,506
China Hongqiao Group Limited	55	35
China Resources Cement Holdings Limited	278	279
Dowa Holdings Co. Ltd.	17	572
DuPont de Nemours, Inc	74	5,288
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	134	163
Formosa Chemicals & Fibre Corp.	291	814
Formosa Plastics Corp.	304	926
Glencore PLC	22	66
HeidelbergCement AG	—	32
Huntsman Corp.	9	203
Koninklijke DSM N.V.	—	20
Kumba Iron Ore Ltd	1	22
Kuraray Co. Ltd.	27	331
LafargeHolcim Ltd.	8	374
LG Chem Ltd.	4	1,128
Nan Ya Plastics Corp.	386	867
Newcrest Mining Ltd.	207	4,827
Newmont Goldcorp Corporation (e)	265	10,059
Nutrien Ltd. (c)	1	66
Packaging Corp. of America	2	224
POSCO	6	1,226
PTT Global Chemical Public Company Limited (e)	638	1,123
Quintis Limited (a) (d) (e)	3,771	3,105
Rio Tinto Ltd.	1	81
Rio Tinto PLC	—	22
Sesa Sterlite Ltd.	94	205
Shin-Etsu Chemical Co. Ltd.	108	11,626
Siam Cement PCL (e)	89	1,188
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	570	166
South32 Limited	50	88
Southern Peru Copper Corporation (Sucursal Del Peru)	1	22
Toagosei Co. Ltd.	115	1,305
Tokyo Steel Manufacturing Co. Ltd.	155	1,191
Wheaton Precious Metals Corp.	171	4,486
Yamato Kogyo Co. Ltd. (c)	24	593
Zijin Mining Group Co. Ltd. - Class H	394	136
		78,668
Utilities 1.9%
AGL Energy Limited	33	422
CenterPoint Energy, Inc. (c)	7	204
CEZ A/S	50	1,095
China General Nuclear Power Corporation (b)	253	64
China Longyuan Power Group Corporation Limited - Class H	86	48
China Resources Power Holdings Co. Ltd.	74	90
CK Infrastructure Holdings Limited	176	1,180
CLP Holdings Ltd.	121	1,271
Electricite de France	3	34
Enel SpA	1,643	12,279
Engie	5	82
ENGIE Brasil Energia S.A.	6	63
Exelon Corporation	41	1,970
Fortum Oyj	1	14
NextEra Energy, Inc.	97	22,552
Power Assets Holdings Ltd.	73	487
Sempra Energy	61	9,038
Snam Rete Gas SpA	193	974
The AES Corporation	17	272
Tokyo Gas Co. Ltd.	445	11,225
Vistra Energy Corp.	70	1,881
Xcel Energy Inc.	3	218
		65,463
Real Estate 1.4%
Agile Group Holdings Limited	86	105
American Tower Corporation	9	1,968
CapitaLand Ltd.	5,263	13,444
Daiwa House Industry Co. Ltd.	2	69
Equinix, Inc.	14	7,998
Hang Lung Properties Ltd.	670	1,525
Hongkong Land Holdings Ltd.	72	406
Hysan Development Co. Ltd.	129	521
Link Real Estate Investment Trust	102	1,130
Mitsubishi Estate Co. Ltd.	98	1,899
Sino Land Co.	220	331
Sun Hung Kai Properties Ltd.	1,084	15,640
Swire Pacific Ltd. - Class A	95	889
Vonovia SE	29	1,484
Weyerhaeuser Co.	78	2,157
Wharf Real Estate Investment Company Limited	139	760
		50,326
Total Common Stocks (cost $1,757,876)		1,968,205
GOVERNMENT AND AGENCY OBLIGATIONS 27.6%
U.S. Treasury Note 17.4%
Treasury, United States Department of
1.50%, 08/31/21 - 09/15/22	260,443	259,902
3.00%, 10/31/25 (h)	35,982	38,872
1.88%, 06/30/26 - 07/31/26	113,509	115,390
2.38%, 05/15/29 (h)	116,886	124,155
1.63%, 08/15/29	71,670	71,356
		609,675
U.S. Treasury Inflation Indexed Securities 4.2%
Treasury, United States Department of
0.63%, 04/15/23 (j)	15,747	15,885
0.50%, 04/15/24 (j)	128,867	130,558
		146,443
Sovereign 3.8%
Canada, Government of
0.75%, 03/01/21, CAD	8,092	6,032
Commonwealth of Australia
3.00%, 03/21/47, AUD (f)	10,131	8,927
Estado Espanol
0.60%, 10/31/29, EUR (b)	22,922	26,107
2.70%, 10/31/48, EUR (f)	8,264	12,718
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	80,600	4,308
10.00%, 12/05/24, MXN	75,800	4,392
Presidencia De La Nacion
3.38%, 01/15/23, EUR (f)	1,961	812
6.88%, 01/26/27 (c)	5,793	2,426

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
5.88%, 01/11/28	5,685	2,310
5.25%, 01/15/28, EUR (b)	417	174
2.37%, 12/31/33, EUR (f) (k)	2,150	1,113
Segretariato Generale Della Presidenza Della Repubblica
3.00%, 08/01/29, EUR (f)	23,780	31,233
3.85%, 09/01/49, EUR (f)	10,914	17,157
South Africa, Parliament of
8.00%, 01/31/30, ZAR	129,220	7,963
The Republic of Indonesia, The Government of
8.25%, 05/15/29, IDR	112,322,000	8,429
		134,101
U.S. Treasury Bond 2.2%
Treasury, United States Department of
2.25%, 08/15/49	74,202	76,393
Total Government And Agency Obligations (cost $964,875)		966,612
CORPORATE BONDS AND NOTES 7.0%
Financials 3.1%
American Express Company
4.90%, (callable at 100 beginning 03/15/20) (c) (l)	1,651	1,655
3.70%, 08/03/23	5,256	5,533
Aon Corporation
4.50%, 12/15/28	594	670
Bank of America Corporation
3.30%, 01/11/23	2,455	2,536
4.13%, 01/22/24	5,441	5,856
4.00%, 01/22/25	1,313	1,394
Capital One Financial Corporation
3.20%, 01/30/23	1,767	1,812
3.30%, 10/30/24	2,276	2,355
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (c) (l)	5,520	5,573
5.95%, (callable at 100 beginning 08/15/20) (l)	2,237	2,277
3.35%, 04/24/25	4,226	4,380
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (l) (m)	4,695	4,965
3.26%, 03/13/23 (n)	2,534	2,576
3.80%, 03/11/25 (m)	1,460	1,520
ING Groep N.V.
6.00%, (callable at 100 beginning 04/16/20) (l) (m)	1,240	1,251
4.10%, 10/02/23 (m)	3,500	3,719
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (l)	2,890	2,967
4.02%, 12/05/24	3,275	3,492
Lloyds Bank PLC
13.00%, (callable at 100 beginning 01/22/29), GBP (f) (l)	2,564	5,561
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,407	1,500
4.38%, 03/15/29	593	671
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	1,045	1,112
Morgan Stanley
5.91%, (callable at 100 beginning 01/15/20) (l)	1,840	1,853
3.88%, 04/29/24	3,337	3,549
2.72%, 07/22/25	2,120	2,145
Prudential Financial, Inc.
5.88%, 09/15/42 (n)	1,402	1,508
5.63%, 06/15/43 (n)	931	1,001
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23	6,835	7,242
SunTrust Banks, Inc.
4.00%, 05/01/25	1,014	1,097
The Goldman Sachs Group, Inc.
5.38%, (callable at 100 beginning 05/10/20) (l)	2,608	2,634
2.91%, 06/05/23	2,456	2,489
3.63%, 02/20/24	2,863	3,001
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b)	1,605	1,732
USB Capital IX
3.50%, (3M USD LIBOR + 1.02%), (callable at 100 beginning 11/12/19) (l) (n)	695	597
Wells Fargo & Company
3.07%, 01/24/23	491	500
3.75%, 01/24/24	1,573	1,660
3.20%, 06/17/27	8,331	8,595
Wells Fargo Bank, National Association
3.55%, 08/14/23	4,446	4,670
		107,648
Information Technology 1.0%
Apple Inc.
3.35%, 02/09/27	4,289	4,587
3.20%, 05/11/27	4,121	4,372
Broadcom Inc.
3.13%, 04/15/21 (b)	4,154	4,194
Fiserv, Inc.
2.75%, 07/01/24	8,665	8,822
International Business Machines Corporation
3.00%, 05/15/24 (c)	5,316	5,504
NXP B.V.
4.63%, 06/01/23 (b)	1,686	1,792
Paypal Holdings, Inc.
2.40%, 10/01/24	600	603
2.65%, 10/01/26	880	886
Qualcomm Incorporated
2.60%, 01/30/23	1,237	1,257
2.90%, 05/20/24	3,199	3,286
		35,303
Health Care 0.9%
AbbVie Inc.
3.60%, 05/14/25	1,035	1,076
Allergan Funding SCS
3.45%, 03/15/22	2,331	2,389
Becton, Dickinson and Company
3.13%, 11/08/21	2,381	2,421
2.89%, 06/06/22	3,379	3,431
3.36%, 06/06/24	1,120	1,168
Bio City Development Company B.V.
0.00%, 07/06/18 (a) (d) (e) (f) (m) (o)	600	72
Cigna Holding Company
3.40%, 09/17/21 (e)	3,330	3,406
3.75%, 07/15/23 (e)	2,836	2,966
CVS Health Corporation
3.70%, 03/09/23	7,546	7,852
Forest Laboratories, LLC
5.00%, 12/15/21 (b)	1,235	1,297
Gilead Sciences, Inc.
3.25%, 09/01/22	2,457	2,543
3.70%, 04/01/24	2,718	2,880
UnitedHealth Group Incorporated
3.70%, 12/15/25	584	628
		32,129
Energy 0.6%
BP Capital Markets America Inc.
3.79%, 02/06/24	2,037	2,166
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	620	663
Energy Transfer LP
5.88%, 01/15/24	965	1,073
4.05%, 03/15/25	788	824
Enterprise Products Operating LLC
3.35%, 03/15/23	3,369	3,484
3.90%, 02/15/24	824	876
3.75%, 02/15/25	781	831
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	643	682
MPLX LP
4.13%, 03/01/27	1,695	1,787
Occidental Petroleum Corporation
2.70%, 08/15/22	750	756
Oneok Partners, L.P.
4.90%, 03/15/25	2,919	3,208

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
ONEOK, Inc.
2.75%, 09/01/24	1,935	1,943
The Williams Companies, Inc.
3.70%, 01/15/23	2,023	2,090
4.55%, 06/24/24	1,189	1,279
		21,662
Communication Services 0.5%
Baidu, Inc.
4.38%, 05/14/24	1,885	2,012
Comcast Corporation
3.70%, 04/15/24	4,863	5,181
Hughes Satellite Systems Corporation
7.63%, 06/15/21	444	480
Iheartcommunications, Inc.
6.38%, 05/01/26 (c)	2,093	2,267
8.38%, 05/01/27	740	799
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (b)	741	770
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (l)	1,885	1,922
Verizon Communications Inc.
3.50%, 11/01/24	2,732	2,887
		16,318
Consumer Discretionary 0.2%
McDonald's Corporation
3.35%, 04/01/23	1,522	1,588
Starbucks Corporation
3.10%, 03/01/23	2,462	2,542
The Home Depot, Inc.
2.95%, 06/15/29	1,874	1,966
Walgreen Co.
3.10%, 09/15/22	2,507	2,565
		8,661
Materials 0.2%
Quintis Ltd
8.00%, 10/01/26 (c) (d) (e) (f) (k)	410	410
0.00%, 10/01/28 (c) (d) (e) (f) (k)	7,316	7,316
		7,726
Industrials 0.2%
TransDigm Inc.
6.25%, 03/15/26 (b)	6,316	6,785
Utilities 0.1%
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	2,275	2,316
Vistra Operations Company LLC
5.63%, 02/15/27 (b)	2,187	2,304
		4,620
Consumer Staples 0.1%
China Milk Products Group Limited
0.00%, 01/05/12 (a) (e) (m) (o)	100	1
Danone
2.59%, 11/02/23 (b)	2,520	2,553
REI Agro Limited
0.00%, 11/13/14 (a) (e) (f) (m) (o)	813	—
		2,554
Real Estate 0.1%
AvalonBay Communities, Inc.
3.50%, 11/15/24	503	534
CapitaLand Limited
1.95%, 10/17/23, SGD (b) (m)	2,750	1,984
		2,518
Total Corporate Bonds And Notes (cost $239,286)		245,924
PREFERRED STOCKS 0.8%
Consumer Staples 0.3%
Henkel AG & Co. KGaA (m)	105	10,407
Communication Services 0.3%
Uber Technologies, Inc. (a) (e) (f) (i)	303	8,774
Information Technology 0.1%
Lookout, Inc. - Series F (a) (d) (e) (f)	284	2,038
Palantir Technologies Inc. - Series I (a) (d) (e) (f)	512	3,121
		5,159
Financials 0.1%
Banco Bradesco S/A. (m)	1	6
Itau Unibanco Holding S.A. (m)	229	1,935
Wells Fargo & Co. - Series L, 7.50% (l) (m)	1	1,727
		3,668
Health Care 0.0%
Grand Round, Inc. - Series C (a) (d) (e) (f)	639	1,719
Total Preferred Stocks (cost $26,542)		29,727
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII	114	3,137
GMAC Capital Trust I	126	3,293
Total Trust Preferreds (cost $6,415)		6,430
INVESTMENT COMPANIES 0.2%
SPDR Gold Trust ETF (a) (g)	38	5,263
Total Investment Companies (cost $5,265)		5,263
SENIOR LOAN INTERESTS 0.1%
Consumer Discretionary 0.1%
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.77%, (3M LIBOR + 1.75%), 10/25/23 (n)	3,273	3,292
Energy 0.0%
Fieldwood Energy LLC
Exit 2nd Lien TL, 9.51%, (1M LIBOR + 7.25%), 04/11/23 (n)	656	485
Filtration Group Corporation
Term Loan, 7.51%, (3M LIBOR + 5.25%), 04/11/22 (n)	486	420
		905
Total Senior Loan Interests (cost $4,400)		4,197
SHORT TERM INVESTMENTS 8.8%
U.S. Treasury Bill 4.9%
Treasury, United States Department of
2.04%, 10/01/19 (p)	17,000	17,000
1.94%, 10/15/19 (p)	22,000	21,984
2.16%, 11/07/19 (p)	65,000	64,872
2.00%, 11/12/19 (p)	13,000	12,969
1.94%, 12/05/19 (p)	12,275	12,235
1.94%, 12/12/19 (p)	3,000	2,989
2.16%, 12/19/19 (p)	12,415	12,368
2.37%, 01/02/20 (p)	12,415	12,356
1.87%, 02/27/20 (p)	15,000	14,889
		171,662
Treasury Securities 2.9%
Cabinet Office, Government of Japan
-0.12%, 10/21/19, JPY (p)	3,430,950	31,734
-0.10%, 10/28/19, JPY (p)	2,494,350	23,072
-0.10%, 11/05/19, JPY (p)	2,494,350	23,072
-0.15%, 11/18/19, JPY (p)	2,769,250	25,616
		103,494
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (q) (r)	33,802	33,802
Total Short Term Investments (cost $310,467)		308,958
Total Investments 100.9% (cost $3,315,126)		3,535,316
Total Purchased Options 0.4% (cost $21,760)		13,297
Other Derivative Instruments (0.5)%		(17,138)
Other Assets and Liabilities, Net (0.8)%		(29,345)
Total Net Assets 100.0%		3,502,130

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $89,422 and 2.6% of the Fund.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) All or a portion of the security is subject to a written call option.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Convertible security.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) The coupon rate represents the yield to maturity.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	69.0%
Japan	6.2
France	2.5
Italy	2.4
Netherlands	2.3
Germany	2.0
China	2.0
United Kingdom	2.0
Spain	1.8
Taiwan	1.5
Canada	1.2
Switzerland	1.0
Hong Kong	0.9
India	0.9
Australia	0.8
Brazil	0.7
Singapore	0.6
South Korea	0.5
Indonesia	0.3
Mexico	0.3
South Africa	0.3
Argentina	0.2
Thailand	0.2
United Arab Emirates	0.2
Ireland	0.1
Denmark	0.1
Portugal	—
Czech Republic	—
Chile	—
Luxembourg	—
Sweden	—
Malaysia	—
Turkey	—
Finland	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Gold Trust Fund	26,566	51,833	78,226	—	(2,589)	2,416	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bio City Development Company B.V., 0.00%, 07/06/18	08/26/11	708	72	—
Commonwealth of Australia, 3.00%, 03/21/47	05/24/17	7,018	8,927	0.3
Estado Espanol, 2.70%, 10/31/48	07/09/19	12,178	12,718	0.4
Grand Round, Inc. - Series C	03/31/15	1,774	1,719	—
Jawbone Inc.	01/25/17	—	—	—
Lloyds Bank PLC, 13.00%, callable at 100 beginning 01/22/29	08/26/11	5,252	5,561	0.2
Lookout, Inc.	03/04/15	237	12	—
Lookout, Inc. - Series F	09/19/14	3,242	2,038	0.1
Palantir Technologies Inc. - Series I	03/27/14	3,142	3,121	0.1
Presidencia De La Nacion, 3.38%, 01/15/23	11/02/17	2,278	812	—
Presidencia De La Nacion, 2.37%, 12/31/33	01/22/18	2,993	1,113	—
Quintis Ltd, 8.00%, 10/01/26	11/03/17	427	410	—
Quintis Ltd, 0.00%, 10/01/28	11/03/17	7,605	7,316	0.2
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	—	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	184	—	—
Segretariato Generale Della Presidenza Della Repubblica, 3.00%, 08/01/29	07/10/19	29,956	31,233	0.9
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	07/10/19	15,815	17,157	0.5
Uber Technologies, Inc.	03/20/14	4,702	8,774	0.2
		98,117	100,983	2.9

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Italy Government BTP Bond	56	December 2019	EUR	8,042	10	138
MSCI Emerging Markets Index	155	December 2019		7,957	38	(192)
NASDAQ 100 Stock Index	34	December 2019		5,359	47	(75)
United States 2 Year Note	913	January 2020		196,505	(148)	246
United States 5 Year Note	1,004	January 2020		119,666	(49)	(41)
					(102)	76
Short Contracts
Euro Bund	(62)	December 2019	EUR	(10,805)	(3)	2
Euro STOXX 50 Price Index	(9)	December 2019	EUR	(316)	(2)	(4)
FTSE 100 Index	(4)	December 2019	GBP	(293)	—	(3)
Nikkei 225 Index	(581)	December 2019	JPY	(6,159,784)	(429)	(1,773)
S&P 500 Index	(176)	December 2019		(26,079)	(128)	(132)
United States 10 Year Note	(591)	December 2019		(76,645)	46	(370)
					(516)	(2,280)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	8,840	(2)	3
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,600	(15)	20
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	59,597	(17)	23
3M LIBOR (Q)	Receiving	1.55	(S)	09/27/24		33,040	2	(68)
3M LIBOR (Q)	Paying	1.28	(S)	11/29/24		7,130	(1)	(71)
3M LIBOR (Q)	Paying	1.28	(S)	11/29/24		17,909	(2)	(179)
							(35)	(272)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.32 (Q)	5.00	06/20/24	(6,203)	438	12	(7)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
iShares Russell 2000 ETF	Call	162.00	12/31/19	364	50
SPDR S&P 500 ETF	Call	303.00	10/18/19	467	47
SPDR S&P 500 ETF	Call	300.00	10/28/19	5,139	1,652
SPDR S&P 500 ETF	Call	305.00	11/15/19	415	100
SPDR S&P 500 ETF	Call	305.00	12/20/19	312	150
SPDR S&P 500 ETF	Call	307.00	01/17/20	729	362
					2,361

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
GBP/USD Spot Rate	UBS	Call		1.34	10/08/19	GBP	59,181,000	1
USD/JPY Spot Rate	DUB	Call	JPY	109.50	12/24/19		24,824,000	104
EUR/USD Spot Rate	BOA	Put		1.12	07/23/20	EUR	5,085,000	126
EUR/USD Spot Rate	MSC	Put		1.08	03/17/20	EUR	47,992,000	429
GBP/USD Spot Rate	MSC	Put		1.25	10/08/19	GBP	1,760,100	37
USD/JPY Spot Rate	BNP	Put	JPY	106.00	12/17/19		76,760,000	573
USD/JPY Spot Rate	UBS	Put	JPY	102.00	03/13/20		42,149,000	256
								1,526
Index Options
DAX Index	CSI	Call	EUR	14,000.00	03/20/20		488	11
DAX Index	GSC	Call	EUR	13,300.00	12/20/19		460	14
DAX Index	GSC	Call	EUR	13,700.00	12/20/19		1,592	7
DAX Index	GSC	Call	EUR	13,600.00	03/20/20		382	28
DAX Index	MSC	Call	EUR	13,700.00	12/20/19		1,591	7
Euro STOXX 50 Price Index	CSI	Call	EUR	3,600.00	03/20/20		998	123
Euro STOXX 50 Price Index	CSI	Call	EUR	3,900.00	03/20/20		2,207	38
Euro STOXX 50 Price Index	CSI	Call	EUR	3,600.00	10/18/19		2,510	64
Euro STOXX 50 Price Index	CSI	Call	EUR	3,600.00	11/15/19		12,987	687
Euro STOXX 50 Price Index	GSC	Call	EUR	3,750.00	12/20/19		1,861	35
Euro STOXX 50 Price Index	GSC	Call	EUR	3,850.00	12/20/19		20,203	92
Euro STOXX 50 Price Index	GSC	Call	EUR	3,800.00	03/20/20		1,347	51
Euro STOXX 600 Banks Price Index	BCL	Call	EUR	110.00	03/19/21		46,599	93
Euro STOXX 600 Banks Price Index	UBS	Call	EUR	110.00	06/18/21		59,234	110
NASDAQ 100 Stock Index	BOA	Call		7,900.00	10/18/19		911	50
S&P 500 Index	SGB	Call		3,050.00	10/18/19		7,446	37
								1,447
Interest Rate Swaptions[10]
3M LIBOR, 08/17/30	BOA	Call		1.08	08/13/20		20,744,080	192
3M LIBOR, 10/11/24	GSC	Call		1.45	10/09/19		182,126,640	235
3M LIBOR, 08/17/30	BOA	Put		2.08	08/13/20		20,744,080	148
3M LIBOR, 11/08/24	CIT	Put		1.56	11/06/19		50,602,160	169
3M LIBOR, 12/02/24	MSC	Put		1.53	11/27/19		50,078,247	242
								986
Options on Securities
Agilent Technologies, Inc.	NSI	Call		71.00	01/17/20		50,635	402
Alibaba Group Holding Limited	BOA	Call		162.50	01/17/20		22,196	326
Alibaba Group Holding Limited	CIT	Call		167.00	11/22/19		25,786	231
Alphabet Inc.	JPM	Call		1,315.00	01/17/20		7,010	186
BP P.L.C.	NSI	Call		45.00	01/17/20		315,430	22
CVS Health Corporation	JPM	Call		78.50	01/17/20		47,369	8
Emerson Electric Co.	BOA	Call		65.00	12/20/19		118,617	487
Facebook, Inc.	UBS	Call		195.00	12/20/19		59,743	237
FedEx Corporation	CIT	Call		170.00	10/18/19		23,759	1
FedEx Corporation	CSI	Call		162.00	01/17/20		51,726	174
Halliburton Company	CIT	Call		50.00	01/17/20		129,663	—
Johnson & Johnson	BOA	Call		155.00	01/17/20		48,028	6
JPMorgan Chase & Co.	CGM	Call		114.50	01/17/20		47,400	323
Lowe`s Companies, Inc.	NSI	Call		98.00	01/17/20		41,418	591
Lowe`s Companies, Inc.	NSI	Call		112.00	11/15/19		60,425	144
Qualcomm Incorporated	CIT	Call		71.00	01/17/20		65,093	534
Qualcomm Incorporated	MSC	Call		70.00	10/18/19		62,082	434
Schlumberger Omnes, Inc.	UBS	Call		70.00	01/17/20		108,421	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
SPDR Gold Trust ETF	JPM	Call		143.00	10/18/19	61,952	38
SPDR Gold Trust ETF	MSC	Call		147.50	01/17/20	61,953	127
SPDR Gold Trust ETF	MSC	Call		147.50	12/31/19	30,983	52
SPDR Gold Trust ETF	SGB	Call		138.00	11/15/19	122,427	404
SPDR Gold Trust ETF	SGB	Call		147.50	01/17/20	123,825	254
SPDR Gold Trust ETF	SGB	Call		136.00	10/18/19	91,403	338
SPDR Gold Trust ETF	SGB	Call		145.00	11/15/19	92,904	103
SPDR Gold Trust ETF	SGB	Call		146.00	12/20/19	210,588	374
SPDR Gold Trust ETF	SGB	Call		147.50	11/15/19	92,902	69
SPDR S&P 500 ETF	GSC	Call		325.00	11/15/19	3,112,861	155
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	4,894.87	12/11/20	110,932	18
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	4,816.24	09/11/20	111,041	16
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	4,756.33	03/13/20	137,345	3
Taiwan Semiconductor Manufacturing Co Ltd	CSI	Call		46.00	01/17/20	180,655	542
The Kroger Co.	NSI	Call		26.00	10/18/19	183,790	90
							6,689
Spread Options
USD ICE 2 Year Swap Rate Index	GSC	Call		0.50	08/27/20	294,058,000	245
USD ICE 2 Year Swap Rate Index	GSC	Call		0.50	02/27/20	290,815,000	43
							288

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Agilent Technologies, Inc.	Put	70.00	11/15/19	332	(19)
Amazon.com, Inc.	Put	1,630.00	12/20/19	21	(96)
Apple Inc.	Put	200.00	12/20/19	104	(37)
Bank of America Corporation	Put	27.00	12/20/19	663	(42)
Citigroup Inc.	Put	62.50	12/20/19	311	(41)
Emerson Electric Co.	Put	60.00	12/20/19	270	(26)
FleetCor Technologies, Inc.	Put	270.00	11/15/19	62	(46)
Invesco QQQ Trust, Series 1	Put	178.00	10/18/19	623	(37)
iShares Russell 2000 ETF	Put	140.00	12/31/19	364	(88)
JPMorgan Chase & Co.	Put	105.00	12/20/19	249	(33)
Merck & Co., Inc.	Put	75.00	11/15/19	373	(18)
Microsoft Corporation	Put	130.00	11/15/19	65	(13)
Microsoft Corporation	Put	125.00	12/20/19	166	(35)
SPDR S&P 500 ETF	Put	280.00	12/20/19	312	(130)
Wells Fargo & Company	Put	45.00	11/15/19	710	(22)
					(683)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	MSC	Call		1.15	03/17/20	EUR	47,992,000	(180)
GBP/USD Spot Rate	MSC	Call		1.34	10/08/19	GBP	1,760,100	—
GBP/USD Spot Rate	UBS	Put		1.25	10/08/19	GBP	59,181,000	(1,237)
USD/BRL Spot Rate	DUB	Call	BRL	3.82	10/10/19		7,350,000	(589)
USD/JPY Spot Rate	BNP	Put	JPY	102.00	12/17/19		76,760,000	(159)
USD/JPY Spot Rate	UBS	Put	JPY	99.00	03/13/20		42,149,000	(135)
USD/MXN Spot Rate	MSC	Call	MXN	21.50	03/05/20		14,541,000	(152)
USD/ZAR Spot Rate	MSC	Call	ZAR	15.50	12/12/19		12,389,000	(272)
USD/ZAR Spot Rate	MSC	Put	ZAR	14.00	12/12/19		12,389,000	(27)
								(2,751)
Index Options
Euro STOXX 50 Price Index	CSI	Put	EUR	3,325.00	11/15/19		8,658	(184)
Euro STOXX 600 Banks Price Index	UBS	Call	EUR	135.00	06/18/21		59,234	(24)
Euro STOXX 600 Banks Price Index	BCL	Put	EUR	110.23	03/19/21		41,110	(1,357)
Euro STOXX 600 Banks Price Index	UBS	Put	EUR	106.38	06/18/21		41,826	(1,372)
S&P 500 Index	SGB	Put		2,875.00	10/18/19		3,713	(48)
Topix Index	BNP	Put	JPY	155.80	03/13/20		3,556,337	(501)
Topix Index	BOA	Put	JPY	156.59	12/13/19		2,633,004	(358)
Topix Index	MSC	Put	JPY	156.59	12/13/19		4,976,232	(677)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Topix Index	MSC	Put	JPY	157.82	04/10/20	3,164,627	(579)
							(5,100)
Interest Rate Swaptions[10]
3M LIBOR, 08/17/22	BOA	Call		0.88	08/13/20	101,930,999	(171)
3M LIBOR, 10/11/24	GSC	Call		1.20	10/09/19	182,126,640	(5)
3M LIBOR, 12/31/24	GSC	Call		1.55	12/27/19	22,122,983	(200)
3M LIBOR, 08/17/22	BOA	Put		1.88	08/13/20	101,930,999	(165)
3M LIBOR, 11/08/24	CIT	Put		1.76	11/06/19	50,602,160	(39)
3M LIBOR, 11/08/24	CIT	Put		1.76	11/06/19	50,602,160	(39)
							(619)
Options on Securities
Agilent Technologies, Inc.	NSI	Call		81.00	01/17/20	50,635	(121)
Agilent Technologies, Inc.	NSI	Put		61.00	01/17/20	44,082	(26)
Alibaba Group Holding Limited	BOA	Call		202.50	01/17/20	22,196	(41)
Alibaba Group Holding Limited	CIT	Call		195.00	11/22/19	25,786	(30)
Alibaba Group Holding Limited	BOA	Put		135.00	01/17/20	14,799	(30)
Alibaba Group Holding Limited	CIT	Put		140.00	11/22/19	16,761	(19)
Bank of America Corporation	CIT	Put		28.50	10/11/19	54,811	(13)
BP P.L.C.	NSI	Put		36.00	01/17/20	315,430	(321)
Citigroup Inc.	JPM	Put		67.00	10/11/19	31,143	(15)
Comcast Corporation	CGM	Call		37.50	01/17/20	117,715	(924)
CVS Health Corporation	JPM	Put		56.00	01/17/20	47,369	(54)
Emerson Electric Co.	BOA	Call		75.00	12/20/19	118,617	(60)
Emerson Electric Co.	BOA	Put		55.00	12/20/19	59,308	(24)
Facebook, Inc.	UBS	Call		225.00	12/20/19	59,743	(24)
FedEx Corporation	CSI	Call		190.00	01/17/20	51,726	(22)
FedEx Corporation	CSI	Put		130.00	01/17/20	29,225	(113)
Johnson & Johnson	BOA	Put		109.00	01/17/20	48,028	(42)
JPMorgan Chase & Co.	CGM	Call		125.50	01/17/20	47,400	(83)
Lowe`s Companies, Inc.	NSI	Call		125.00	11/15/19	60,425	(5)
Lowe`s Companies, Inc.	NSI	Call		115.00	01/17/20	41,418	(166)
Qualcomm Incorporated	CIT	Call		86.00	01/17/20	65,093	(100)
Qualcomm Incorporated	MSC	Call		85.00	10/18/19	62,082	(4)
Qualcomm Incorporated	CIT	Put		57.00	01/17/20	32,546	(19)
SPDR Gold Trust ETF	JPM	Call		153.00	10/18/19	61,952	(3)
SPDR Gold Trust ETF	SGB	Call		155.00	11/15/19	92,610	(23)
SPDR Gold Trust ETF	MSC	Put		136.00	12/31/19	12,393	(25)
SPDR Gold Trust ETF	MSC	Put		134.00	01/17/20	30,970	(49)
SPDR Gold Trust ETF	SGB	Put		134.00	12/20/19	100,651	(126)
SPDR Gold Trust ETF	SGB	Put		133.00	01/17/20	61,913	(81)
SPDR S&P 500 ETF	GSC	Call		330.00	11/15/19	3,112,861	(62)
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	5,679.90	03/13/20	137,345	—
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,832.77	03/13/20	137,345	(278)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,820.96	09/11/20	74,027	(234)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,786.60	12/11/20	73,955	(272)
Taiwan Semiconductor Manufacturing Co Ltd	CSI	Call		51.00	01/17/20	180,655	(176)
Taiwan Semiconductor Manufacturing Co Ltd	CSI	Put		39.00	01/17/20	90,327	(54)
The Kroger Co.	NSI	Call		28.50	10/18/19	183,790	(4)
The Kroger Co.	NSI	Put		21.00	01/17/20	59,194	(18)
							(3,661)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	BNP	11/08/19	CHF	1,033	1,038	(27)
CHF/USD	UBS	11/08/19	CHF	7,500	7,540	(202)
CHF/USD	BNP	12/06/19	CHF	8,500	8,565	(204)
EUR/USD	BOA	11/01/19	EUR	17,300	18,904	(460)
EUR/USD	CIT	11/01/19	EUR	7,740	8,457	(186)
EUR/USD	DUB	11/01/19	EUR	21,770	23,787	(825)
EUR/USD	MSC	11/01/19	EUR	7,791	8,513	(252)
EUR/USD	UBS	11/01/19	EUR	7,762	8,481	(245)
EUR/USD	UBS	11/22/19	EUR	6,274	6,865	(122)
EUR/USD	MSC	12/03/19	EUR	17,305	18,949	(256)
EUR/USD	MSC	12/05/19	EUR	12,523	13,716	(240)
EUR/USD	UBS	12/06/19	EUR	7,921	8,676	(48)
EUR/USD	GSC	12/10/19	EUR	22,166	24,289	(199)
EUR/USD	MSC	12/13/19	EUR	11,191	12,266	(76)
EUR/USD	MSC	12/18/19	EUR	21,593	23,679	(290)
GBP/USD	MSC	10/08/19	GBP	14,183	17,443	(268)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	JPM	11/22/19	GBP	12,734	15,689	256
GBP/USD	JPM	12/05/19	GBP	6,607	8,145	95
JPY/USD	GSC	10/03/19	JPY	1,938,050	17,926	(83)
JPY/USD	GSC	10/24/19	JPY	3,657,070	33,878	(180)
JPY/USD	MSC	11/15/19	JPY	1,869,705	17,345	(302)
JPY/USD	JPM	11/22/19	JPY	2,822,636	26,195	(635)
JPY/USD	MSC	12/05/19	JPY	928,860	8,628	(162)
JPY/USD	MSC	12/10/19	JPY	1,665,660	15,481	(282)
NOK/USD	JPM	12/06/19	NOK	53,981	5,939	(239)
NZD/USD	UBS	12/05/19	NZD	5,557	3,485	(36)
NZD/USD	GSC	12/06/19	NZD	11,077	6,947	(119)
NZD/USD	UBS	12/16/19	NZD	5,504	3,453	(86)
USD/AUD	JPM	10/31/19	AUD	(7,628)	(5,154)	202
USD/BRL	CSI	12/06/19	BRL	(40,381)	(9,679)	(23)
USD/CLP	DUB	12/06/19	CLP	(4,429,553)	(6,083)	82
USD/CLP	MSC	12/06/19	CLP	(1,819,908)	(2,499)	34
USD/EUR	GSC	11/01/19	EUR	(21,679)	(23,688)	647
USD/EUR	UBS	11/01/19	EUR	(40,684)	(44,454)	1,019
USD/GBP	BNP	10/08/19	GBP	(14,678)	(18,052)	(35)
USD/GBP	BOA	10/08/19	GBP	(14,413)	(17,726)	348
USD/INR	JPM	11/22/19	INR	(625,312)	(8,775)	(126)
USD/JPY	JPM	10/03/19	JPY	(51,342)	(475)	4
USD/JPY	DUB	10/24/19	JPY	(1,508,905)	(13,978)	113
USD/JPY	BNP	12/18/19	JPY	(1,642,460)	(15,279)	(4)
USD/JPY	GSC	12/18/19	JPY	(254,939)	(2,372)	(2)
USD/SGD	BOA	12/05/19	SGD	(12,174)	(8,815)	(60)
USD/ZAR	BNP	12/03/19	ZAR	(53,325)	(3,492)	(41)
ZAR/USD	BCL	10/31/19	ZAR	75,522	4,966	(404)
ZAR/USD	MSC	12/19/19	ZAR	138,162	9,029	(223)
					207,753	(4,142)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(14,500)	(64)	(15)
Advanced Micro Devices, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(8,693)	(261)	9
Akbank Turk Anonim Sirketi (E)	JPM	Federal Funds Effective Rate -0.75% (M)	TBD	(6,080)	(7)	(1)
Amorepacific Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(1,603)	(86)	(2)
Amorepacific Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(120)	(14)	—
Aptiv PLC (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,827)	(161)	—
Autohome Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(4,016)	(376)	42
Baker Hughes, a GE Company, LLC (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(525)	(12)	—
BASF SE (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(3,163)	(218)	(3)
BIM Birlesik Magazalar A.S. (E)	JPM	Federal Funds Effective Rate -0.75% (M)	TBD	(8,525)	(72)	(2)
BYD Electronic (International) Company Limited (E)	CGM	Federal Funds Effective Rate -0.75% (M)	TBD	(21,500)	(32)	—
Cenovus Energy Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(16,053)	(150)	(1)
Centrais Eletricas Brasileiras S/A - Eletrobras (E)	JPM	1M LIBOR -0.50% (M)	TBD	(6,649)	(69)	4
Centrais Eletricas Brasileiras S/A - Eletrobras (E)	JPM	1M LIBOR -0.01% (M)	TBD	(4,257)	(45)	2
China Gas Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(21,800)	(84)	(2)
China Molybdenum Co.,Ltd (E)	CGM	Federal Funds Effective Rate -0.87% (M)	TBD	(279,000)	(89)	(3)
China Southern Airlines Co., Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(472,000)	(289)	3
China State Construction International Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(420,000)	(376)	(28)
China Vanke Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(2,300)	(8)	—
Conagra Brands, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(11,545)	(328)	(29)
Concho Resources Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,131)	(83)	6
Constellation Brands, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,045)	(216)	(2)
Continental Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,951)	(253)	3
Diamondback Energy, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(294)	(29)	3
Dongfeng Motor Group Co., Ltd (E)	JPM	1M LIBOR -0.30% (M)	TBD	(6,000)	(6)	—
Electronic Arts Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(69)	(7)	—
FamilyMart UNY Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(5,200)	(127)	(1)
FedEx Corporation (E)	CGM	Federal Funds Effective Rate +0.00% (M)	TBD	(917)	(135)	1
Ferrovial, S.A. (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,865)	(54)	—
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,550)	(53)	4
Freeport-McMoRan Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(26,228)	(271)	20
Galaxy Entertainment Group Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(43,000)	(275)	5
Geely Automobile Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(129,000)	(217)	(1)
Hess Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(397)	(25)	1
Hormel Foods Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(9,176)	(391)	(10)
Hotai Motor Co., Ltd. (E)	CGM	Federal Funds Effective Rate -1.25% (M)	TBD	(10,000)	(151)	(1)
Hyundai Steel Company (E)	JPM	1M LIBOR -1.13% (M)	TBD	(1,624)	(52)	—
Illumina, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(476)	(129)	(16)
Infineon Technologies AG (E)	CGM	Federal Funds Effective Rate -0.26% (M)	TBD	(3,820)	(72)	3
iQIYI, Inc. (E)	JPM	Federal Funds Effective Rate -0.71% (M)	TBD	(22,426)	(388)	26
Kühne + Nagel International AG (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(658)	(97)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
LG Display Co., Ltd. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(20,500)	(245)	2
LG Display Co., Ltd. (E)	CGM	Federal Funds Effective Rate -1.37% (M)	TBD	(4,644)	(55)	—
Linde Public Limited Company (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(951)	(184)	(1)
Line Corporation (E)	JPM	1M LIBOR -1.00% (M)	TBD	(5,800)	(215)	8
Line Corporation (E)	CGM	Federal Funds Effective Rate -2.50% (M)	TBD	(3,700)	(139)	7
Longfor Group Holdings Limited (E)	CGM	Federal Funds Effective Rate +0.00% (M)	TBD	(1,000)	(4)	—
Lotte Shopping Co., Ltd. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(297)	(34)	2
Makita Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,000)	(29)	(2)
mBank Spólka Akcyjna (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(51)	(4)	—
Meituan Dianping (E)	CGM	Federal Funds Effective Rate -0.37% (M)	TBD	(4,600)	(45)	(2)
MercadoLibre S.R.L (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(114)	(64)	1
Neste Oyj (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(1,709)	(54)	(3)
Nine Dragons Paper (Holdings) Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(10,000)	(9)	—
Nippon Paint Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,600)	(65)	(19)
Nucor Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,644)	(189)	3
O'Reilly Automotive, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(421)	(170)	2
PGE Polska Grupa Energetyczna S.A. (E)	JPM	Federal Funds Effective Rate -0.61% (M)	TBD	(17,574)	(36)	1
Pinduoduo Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(4,078)	(136)	5
Polskie Górnictwo Naftowe I Gazownictwo Spólka Akcyjna (E)	CGM	Federal Funds Effective Rate -0.75% (M)	TBD	(48,829)	(60)	1
Renesas Electronics Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(21,600)	(138)	(2)
Saputo Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(2,513)	(77)	(1)
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(20,000)	(58)	4
Sharp Corporation (E)	CGM	Federal Funds Effective Rate -0.87% (M)	TBD	(7,900)	(92)	5
Shenzhou International Group Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(9,800)	(139)	9
Shopify Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(496)	(155)	1
Shoprite Holdings (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(16,224)	(137)	6
SINA Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,850)	(84)	12
Sino Biopharmaceutical Limted (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(258,000)	(339)	11
SK Hynix Inc. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(1,318)	(93)	3
SMC Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(400)	(148)	(23)
SoftBank Group Corp (E)	JPM	1M LIBOR -0.25% (M)	TBD	(700)	(31)	3
Sony Financial Holdings Inc. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(600)	(13)	—
Southwest Airlines Co. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,812)	(204)	(2)
Sprint Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,326)	(23)	2
Sunny Optical Technology (Group) Company Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(11,300)	(159)	(7)
Suzano S.A. (E)	JPM	1M LIBOR -0.39% (M)	TBD	(50,158)	(388)	(20)
Volkswagen Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate -0.50% (M)	TBD	(1,755)	(307)	6
Xiaomi Corporation (E)	CGM	Federal Funds Effective Rate -1.50% (M)	TBD	(347,800)	(413)	23
ZTE Corporation (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(23,200)	(63)	1
Zto Express Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(11,064)	(233)	(3)
						48

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[9]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21	1,032	—	225
S&P 500 Annual Dividend Index Future, Dec. 2020	GSC	12/18/20	815	—	186
				—	411

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 97.2%
United States of America 27.3%
Albemarle Corporation (a)	104	7,260
CF Industries Holdings Inc.	257	12,663
Concho Resources Inc.	35	2,362
ConocoPhillips	179	10,174
Deere & Co.	67	11,283
EOG Resources, Inc.	89	6,628
Exxon Mobil Corporation	253	17,845
FMC Corp.	249	21,823
Graphic Packaging Holding Co.	936	13,803
Marathon Petroleum Corporation	151	9,195
Packaging Corp. of America	134	14,244
Tractor Supply Co.	135	12,185
Trimble Inc. (b)	277	10,733
Tyson Foods Inc. - Class A	169	14,558
Williams Cos. Inc.	193	4,652
		169,408
Canada 17.4%
Barrick Gold Corporation	932	16,154
First Quantum Minerals Ltd.	1,452	12,198
Franco-Nevada Corporation	107	9,790
Great Panther Mining Limited (a) (b)	1,258	893
Lundin Mining Corp.	1,781	8,375
Neo Lithium Corp. (a) (b) (c)	5,207	2,161
Nutrien Ltd. (a)	246	12,247
Stelco Holdings Inc. (a)	948	6,625
Suncor Energy Inc.	483	15,225
Sundial Growers Inc. (a) (b)	669	3,209
Teck Resources Ltd. - Class B	491	7,964
Wheaton Precious Metals Corp. (a)	494	12,957
		107,798
United Kingdom 11.3%
Anglo American PLC	852	19,558
BP P.L.C.	5,284	33,466
Fresnillo PLC (a)	836	7,032
Rio Tinto PLC	189	9,794
		69,850
Australia 7.8%
BHP Group PLC	1,394	29,684
Newcrest Mining Ltd.	514	12,008
OZ Minerals Ltd.	1,073	6,958
		48,650
Netherlands 7.1%
Koninklijke DSM N.V.	93	11,209
Royal Dutch Shell PLC - Class B	1,123	33,108
		44,317
Brazil 6.2%
JBS S/A	1,686	13,279
Petroleo Brasileiro S/A Petrobras. - ADR	462	6,688
Vale S.A. - ADR (b)	1,579	18,161
		38,128
France 5.5%
Total SA (a)	655	34,133
Ireland 3.2%
Glambia Plc	408	5,072
Kerry Group Plc - Class A	129	15,076
		20,148
Switzerland 2.5%
Nestle SA	142	15,396
Russian Federation 2.4%
Gazprom OAO Via Gaz Capital SA - ADR	998	6,892
Public Joint Stock Company Polyus - GDR (d)	136	7,873
		14,765
Belgium 1.6%
Umicore (a)	264	9,957
Italy 1.6%
ENI SpA	640	9,795
China 1.4%
CNOOC Limited	5,652	8,631
Norway 1.1%
Equinor ASA	361	6,853
Ghana 0.8%
Kosmos Energy Ltd.	791	4,938
Total Common Stocks (cost $638,548)		602,767
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 8.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	52,412	52,412
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	9,918	9,918
Total Short Term Investments (cost $62,330)		62,330
Total Investments 107.3% (cost $700,878)		665,097
Other Assets and Liabilities, Net (7.3)%		(45,209)
Total Net Assets 100.0%		619,888

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Polyus	09/19/17	5,455	7,873	1.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 98.5%
Information Technology 32.4%
Adobe Inc. (a)	315	86,949
ASML Holding - ADR	312	77,487
Autodesk, Inc. (a)	392	57,891
Coupa Software Incorporated (a)	136	17,593
Intuit Inc.	336	89,287
Keysight Technologies, Inc. (a)	388	37,689
MasterCard Incorporated - Class A	610	165,802
Microsoft Corp.	1,620	225,298
Paypal Holdings, Inc. (a)	337	34,943
PTC Inc. (a)	247	16,848
Salesforce.Com, Inc. (a)	686	101,845
ServiceNow, Inc. (a)	313	79,550
Visa Inc. - Class A	1,068	183,646
		1,174,828
Consumer Discretionary 15.9%
Alibaba Group Holding Limited - ADS (a)	421	70,430
Amazon.com, Inc. (a)	170	294,817
Booking Holdings Inc. (a)	11	21,791
Burlington Stores Inc. (a)	230	45,878
Domino's Pizza, Inc. (b)	105	25,703
Ferrari N.V.	100	15,345
MercadoLibre S.R.L (a)	109	60,253
Nike Inc. - Class B	436	40,996
		575,213
Health Care 13.7%
Align Technology, Inc. (a)	269	48,655
Becton, Dickinson and Company	189	47,700
Boston Scientific Corp. (a)	1,661	67,573
Humana Inc.	62	15,790
Illumina, Inc. (a)	125	38,145
Intuitive Surgical, Inc. (a) (b)	132	71,210
IQVIA Inc. (a)	368	55,052
UnitedHealth Group Incorporated	284	61,747
Vertex Pharmaceuticals Incorporated (a)	236	39,954
Zoetis Inc. - Class A	422	52,537
		498,363
Communication Services 12.5%
Alphabet Inc. - Class A (a)	84	102,661
Facebook, Inc. - Class A (a)	571	101,744
GoDaddy Inc. - Class A (a)	415	27,386
IAC/InterActiveCorp (a)	392	85,503
Netflix, Inc. (a)	322	86,146
Tencent Holdings Limited	1,195	50,321
		453,761
Industrials 10.2%
CoStar Group, Inc. (a)	157	93,138
Honeywell International Inc.	121	20,432
Roper Industries Inc.	131	46,842
The Boeing Company	245	93,272
TransUnion	603	48,922
Union Pacific Corp.	257	41,555
Xylem Inc.	326	25,980
		370,141
Materials 5.0%
Ball Corporation	708	51,516
Corteva, Inc.	922	25,825
Sherwin-Williams Co.	116	64,034
Vulcan Materials Co.	274	41,373
		182,748
Financials 4.6%
CME Group Inc.	326	68,806
S&P Global Inc.	347	84,913
Shopify Inc. - Class A (a)	46	14,299
		168,018
Consumer Staples 2.3%
Constellation Brands, Inc. - Class A	403	83,473
Real Estate 1.9%
SBA Communications Corporation	288	69,484
Total Common Stocks (cost $2,626,506)		3,576,029
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d) (e)	1,246	7,589
Total Preferred Stocks (cost $7,639)		7,589
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (f) (g)	47,235	47,235
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (f) (g)	2,801	2,801
Total Short Term Investments (cost $50,036)		50,036
Total Investments 100.1% (cost $2,684,181)		3,633,654
Other Assets and Liabilities, Net (0.1)%		(5,114)
Total Net Assets 100.0%		3,628,540

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/07/14	7,639	7,589	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 95.5%
Financials 15.1%
AIB Group Public Limited Company	801	2,384
American Express Company (a)	42	4,936
Aviva PLC	484	2,374
AXIS Capital Holdings Limited	49	3,293
Berkshire Hathaway Inc. - Class B (a) (b)	54	11,200
Chubb Limited (a) (c)	20	3,201
Citigroup Inc. (a)	56	3,850
Everest Re Group, Ltd. (a) (c)	17	4,498
ING Groep N.V.	527	5,524
OTP Bank Plc	81	3,357
Sampo Oyj - Class A	83	3,303
The Allstate Corporation (a) (c)	24	2,644
The Goldman Sachs Group, Inc.	20	4,158
Wells Fargo & Co. (a) (c)	115	5,781
		60,503
Information Technology 14.5%
Avast PLC (d)	628	2,992
Capgemini SA	29	3,444
CDK Global, Inc.	43	2,078
Cisco Systems, Inc. (a)	111	5,461
Hitachi Ltd.	145	5,434
Microsoft Corp. (a) (c)	96	13,304
NetApp, Inc. (c)	26	1,356
NetEase, Inc. - ADR	16	4,185
NXP Semiconductors N.V.	28	3,010
Oracle Corporation (c)	119	6,568
Science Applications International Corp.	24	2,091
STMicroelectronics NV	146	2,829
SYNNEX Corporation (a)	24	2,741
TE Connectivity Ltd.	29	2,698
		58,191
Industrials 12.2%
A P Moller - Maersk A/S - Class B	2	2,273
Azul S.A. - ADR (b)	57	2,050
C.H. Robinson Worldwide, Inc.	37	3,123
Dassault Aviation SA	2	2,866
Dover Corp.	32	3,229
Eaton Corporation Public Limited Company (a)	39	3,221
Eiffage	30	3,074
FLSmidth & Co. A/S	45	1,977
GrafTech International Ltd.	94	1,208
Kamigumi Co. Ltd.	84	1,912
Kansas City Southern (c)	25	3,383
Leonardo S.p.A.	215	2,528
Masco Corp. (a) (c)	88	3,670
Owens Corning Inc. (a)	62	3,932
Sandvik AB	189	2,936
United Parcel Service Inc. - Class B (a) (c)	34	4,126
United Technologies Corp. (a) (c)	24	3,322
		48,830
Health Care 11.1%
Biogen Inc. (a) (b) (c)	14	3,326
Cigna Corp. (a) (c)	33	5,040
CVS Health Corporation (a)	56	3,552
GlaxoSmithKline PLC	118	2,530
Johnson & Johnson (c)	27	3,529
Laboratory Corporation of America Holdings (a) (b) (c)	21	3,534
McKesson Corporation (a)	28	3,772
Medtronic Public Limited Company (c)	78	8,485
Novo Nordisk A/S - Class B	81	4,173
Pfizer Inc. (a)	99	3,565
Shionogi & Co. Ltd.	55	3,056
		44,562
Communication Services 10.1%
Activision Blizzard, Inc.	60	3,150
Alphabet Inc. - Class C (a) (b)	7	9,035
Comcast Corporation - Class A (a) (c)	147	6,629
Fox Corporation - Class A	106	3,354
KT Corp - ADR	235	2,659
Naspers Ltd. - Class N	11	1,737
Nippon Telegraph & Telephone Corp.	123	5,867
Verizon Communications Inc. (a) (c)	134	8,081
		40,512
Materials 9.4%
Barrick Gold Corp.	372	6,427
Cemex SAB de CV - ADR	536	2,100
Corteva, Inc. (a)	136	3,799
CRH public limited company	108	3,700
DuPont de Nemours, Inc	51	3,602
Graphic Packaging Holding Co. (a) (c)	226	3,337
HeidelbergCement AG	74	5,395
MOS Holdings Inc. (a)	161	3,303
Newmont Goldcorp Corporation (e)	52	1,974
Nutrien Ltd. (a)	37	1,827
Yamana Gold Inc.	734	2,335
		37,799
Consumer Discretionary 8.3%
Bandai Namco Holdings Inc. (f)	60	3,732
Compagnie Generale des Etablissements Michelin	14	1,582
Haseko Corp.	244	2,850
Kering SA	4	1,980
Lear Corp. (a)	12	1,418
Lennar Corp. - Class A	59	3,286
Melco Resorts & Entertainment Ltd. - ADR	134	2,597
Persimmon Public Limited Company	114	3,039
Peugeot SA	61	1,529
Pulte Homes Inc. (c)	104	3,796
Sony Corp.	129	7,647
		33,456
Consumer Staples 6.3%
Danone	91	8,001
Imperial Brands PLC	157	3,526
Molson Coors Brewing Company - Class B (a)	30	1,721
Nomad Foods Limited (a) (b)	113	2,324
Seven & I Holdings Co., Ltd.	100	3,855
Tesco PLC	969	2,868
Tyson Foods Inc. - Class A	37	3,161
		25,456
Energy 5.9%
Canadian Natural Resources Ltd.	104	2,773
Diamondback Energy, Inc.	33	2,970
Marathon Petroleum Corporation	65	3,968
Parsley Energy Inc. - Class A (a)	187	3,140
Propetro Holding Corp. (b)	88	798
Total SA	116	6,075
Tullow Oil PLC	1,516	3,980
		23,704
Utilities 1.5%
Vistra Energy Corp. (a)	230	6,141
Real Estate 1.1%
Mitsubishi Estate Co. Ltd.	220	4,258
Total Common Stocks (cost $369,724)		383,412
PREFERRED STOCKS 0.8%
Energy 0.8%
Petroleo Brasileiro SA (g)	472	3,126
Total Preferred Stocks (cost $3,179)		3,126
SHORT TERM INVESTMENTS 5.6%
Investment Companies 5.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (h) (i)	22,331	22,331
Total Short Term Investments (cost $22,331)		22,331
Total Investments 101.9% (cost $395,234)		408,869
Total Securities Sold Short (48.8)% (proceeds $187,594)		(195,704)
Other Derivative Instruments (1.9)%		(7,536)
Other Assets and Liabilities, Net 48.8%		195,770
Total Net Assets 100.0%		401,399

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $2,992 and 0.7% of the Fund.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) All or a portion of the security was on loan as of September 30, 2019.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (48.8%)
COMMON STOCKS (48.8%)
Consumer Discretionary (9.0%)
Adidas AG	(7)	(2,160)
ANTA Sports Products Limited	(162)	(1,342)
Autoliv, Inc.	(19)	(1,501)
Brunswick Corp.	(50)	(2,596)
BYD Company Limited - Class H	(299)	(1,496)
Carvana Co. - Class A	(26)	(1,694)
Choice Hotels International Inc.	(17)	(1,540)
Dorman Products Inc.	(17)	(1,341)
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A.	(207)	(2,021)
GrubHub Inc.	(19)	(1,074)
Hermes International SCA	(1)	(903)
Leggett & Platt Inc.	(33)	(1,334)
McDonald's Holdings Co. Japan Ltd.	(24)	(1,143)
Monro Inc.	(9)	(719)
Pinduoduo Inc. - ADR	(33)	(1,077)
Shake Shack Inc. - Class A	(14)	(1,385)
Sharp Corp.	(156)	(1,748)
Tesla Inc.	(11)	(2,655)
Texas Roadhouse Inc.	(23)	(1,223)
Tiffany & Co.	(21)	(1,929)
Vail Resorts, Inc.	(6)	(1,310)
Wayfair Inc. - Class A	(12)	(1,382)
Xinyi Glass Holdings Limited	(1,016)	(1,118)
Yamaha Corp.	(32)	(1,444)
		(36,135)
Industrials (7.8%)
AAON, Inc.	(36)	(1,669)
AO Smith Corp.	(42)	(2,018)
Axone Intelligence Inc.	(27)	(1,553)
CIMIC Group Limited	(51)	(1,079)
Cubic Corp.	(20)	(1,375)
Healthcare Services Group Inc.	(32)	(786)
Japan Airport Terminal Co. Ltd.	(53)	(2,309)
John Bean Technologies Corp.	(15)	(1,514)
Middleby Corp.	(9)	(1,110)
MISUMI Group Inc.	(84)	(1,985)
MTU Aero Engines AG	(5)	(1,357)
Nidec Corp.	(9)	(1,288)
Renishaw P L C	(47)	(2,117)
Ryanair Holdings Public Limited Company	(170)	(1,971)
SiteOne Landscape Supply, Inc.	(12)	(906)
Stericycle Inc.	(15)	(764)
TransDigm Group Inc.	(2)	(809)
Trex Company, Inc.	(12)	(1,126)
Trinity Industries Inc.	(86)	(1,690)
Triumph Group Inc.	(42)	(969)
VAT Group AG (a)	(17)	(2,127)
Weir Group PLC(The)	(44)	(770)
		(31,292)
Financials (6.8%)
Community Bank System Inc.	(42)	(2,618)
Credit Suisse Group AG	(110)	(1,347)
Cullen/Frost Bankers Inc.	(17)	(1,465)
Hamilton Lane Inc. - Class A	(22)	(1,273)
Hiscox Ltd.	(116)	(2,369)
K.K.R. Co., Inc.	(70)	(1,869)
M&T Bank Corporation	(9)	(1,496)
MarketAxess Holdings Inc.	(2)	(732)
RLI Corp.	(35)	(3,246)
Shopify Inc. - Class A	(4)	(1,386)
Sony Financial Holdings Inc.	(55)	(1,196)
Standard Chartered PLC	(236)	(1,982)
Trustmark Corp.	(51)	(1,739)
Tryg A/S	(47)	(1,357)
Westamerica Bancorp	(36)	(2,235)
WisdomTree Investments, Inc.	(205)	(1,069)
		(27,379)
Information Technology (6.2%)
8x8 Inc.	(44)	(910)
Altair Engineering Inc. - Class A	(30)	(1,031)
Appian Corporation - Class A	(41)	(1,954)
Blackbaud, Inc.	(12)	(1,078)
Canon Inc.	(69)	(1,850)
Cognex Corp.	(41)	(2,027)
Cree, Inc.	(24)	(1,160)
Guidewire Software, Inc.	(20)	(2,064)
Liveramp, Inc.	(26)	(1,108)
Manhattan Associates Inc.	(17)	(1,349)
Medallia, Inc.	(26)	(722)
Mercari, Inc.	(71)	(1,771)
MongoDB, Inc. - Class A	(9)	(1,030)
National Instruments Corp.	(31)	(1,304)
Power Integrations Inc.	(13)	(1,167)
PTC Inc.	(9)	(625)
Universal Display Corporation	(7)	(1,215)
Wisetech Global Limited	(49)	(1,141)
Yaskawa Electric Corp.	(37)	(1,366)
		(24,872)
Materials (5.7%)
Alumina Ltd.	(615)	(985)
Ball Corporation	(36)	(2,651)
Compass Minerals International, Inc.	(43)	(2,447)
Croda International Public Limited Company	(42)	(2,506)
Fortescue Metals Group Ltd.	(342)	(2,035)
GCP Applied Technologies Inc.	(42)	(799)
Gerdau SA - ADR	(353)	(1,111)
Greif Inc. - Class A	(40)	(1,523)
International Flavors & Fragrances Inc.	(7)	(892)
Martin Marietta Materials Inc.	(6)	(1,591)
Mitsubishi Chemical Holdings Corporation	(180)	(1,292)
Mitsui Chemicals Inc.	(61)	(1,372)
Quaker Chemical Corp.	(9)	(1,367)
RPM International Inc.	(15)	(1,007)
Umicore	(31)	(1,175)
		(22,753)
Health Care (3.3%)
ABIOMED, Inc.	(6)	(1,127)
Align Technology, Inc.	(7)	(1,260)
Allogene Therapeutics, Inc.	(35)	(946)
Eurofins Scientific SE	(3)	(1,602)
Exact Sciences Corporation	(14)	(1,255)
GW Pharmaceuticals plc - ADS	(9)	(1,052)
Nevro Corp.	(11)	(921)
NMC Health PLC	(40)	(1,333)
Qiagen N.V.	(35)	(1,164)
Select Medical Holdings Corporation	(73)	(1,208)
Tabula Rasa HealthCare Inc.	(26)	(1,425)
		(13,293)
Energy (3.1%)
Apache Corporation	(30)	(757)
Matador Resources Co.	(173)	(2,861)
Occidental Petroleum Corporation	(37)	(1,631)
Range Resources Corporation	(88)	(337)
TC Energy Corporation	(49)	(2,535)
U.S. Silica Holdings, Inc.	(104)	(993)
Williams Cos. Inc.	(52)	(1,245)
Woodside Petroleum Ltd.	(88)	(1,927)
		(12,286)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Communication Services (2.8%)
ASOS Plc	(44)	(1,346)
Cogent Communications Group, Inc.	(27)	(1,494)
Line Corporation	(33)	(1,189)
Netflix, Inc.	(5)	(1,295)
Pinterest, Inc. - Class A	(37)	(966)
Proximus	(40)	(1,194)
Snap Inc. - Class A	(60)	(943)
World Wrestling Entertainment, Inc. - Class A	(19)	(1,382)
Zillow Group, Inc. - Class A	(49)	(1,442)
		(11,251)
Consumer Staples (2.2%)
AEON Co. Ltd.	(116)	(2,143)
Casey's General Stores Inc.	(7)	(1,131)
Hormel Foods Corp.	(54)	(2,376)
National Beverage Corp.	(12)	(529)
Pigeon Corp.	(36)	(1,509)
Remy Cointreau SA	(8)	(1,110)
		(8,798)
Utilities (1.2%)
HK Electric Investments Limited	(1,464)	(1,396)
Hong Kong & China Gas Co. Ltd.	(761)	(1,485)
Severn Trent PLC	(69)	(1,836)
		(4,717)
Real Estate (0.7%)
Iron Mountain Incorporated	(52)	(1,694)
Public Storage	(5)	(1,234)
		(2,928)
Total Common Stocks (proceeds $187,594)		(195,704)
Total Securities Sold Short (48.8%) (proceeds $187,594)		(195,704)

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $2,127 and 0.5%, respectively.

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Biogen Inc.	Call	240.00	01/17/20	136	(184)
Chubb Limited	Call	140.00	01/17/20	193	(445)
Cigna Holding Company	Call	160.00	01/17/20	153	(109)
Comcast Corporation	Call	40.00	01/17/20	1,450	(826)
Everest Re Group, Ltd.	Call	250.00	01/17/20	113	(257)
Graphic Packaging Holding Company	Call	12.50	12/20/19	1,916	(479)
Johnson & Johnson	Call	130.00	01/17/20	259	(127)
Kansas City Southern	Call	130.00	03/20/20	250	(275)
Laboratory Corporation of America Holdings	Call	160.00	02/21/20	199	(301)
Masco Corporation	Call	38.00	01/17/20	699	(342)
Medtronic Public Limited Company	Call	100.00	01/17/20	427	(458)
Microsoft Corporation	Call	130.00	01/17/20	500	(650)
NetApp, Inc.	Call	50.00	01/17/20	218	(117)
Oracle Corporation	Call	52.50	01/17/20	1,133	(487)
PulteGroup, Inc.	Call	30.00	01/17/20	744	(523)
The Allstate Corporation	Call	97.50	01/17/20	231	(291)
United Parcel Service, Inc.	Call	110.00	04/17/20	328	(461)
United Technologies Corporation	Call	120.00	01/17/20	240	(448)
Verizon Communications Inc.	Call	57.50	01/17/20	1,275	(487)
Wells Fargo & Company	Call	47.50	06/19/20	1,064	(577)
					(7,844)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	BBH	10/02/19	ZAR	363	24	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Afterpay Touch Group Limited (E)	MSC	Reserve Bank of Australia Overnight Rate -4.75% (M)	TBD	(21,578)	AUD	(681)	(62)
Ashmore Group PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(216,630)	GBP	(1,052)	(55)
AU Optronics Corp (E)	MBL	Federal Funds Effective Rate -3.00% (M)	TBD	(2,975,000)		(793)	39
Axis Bank Limited (E)	MSC	Federal Funds Effective Rate -2.50% (M)	TBD	(13,216)		(597)	(46)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(7,983)		(1,147)	52
Eclat Textile Corporation Ltd. (E)	MBL	Federal Funds Effective Rate -4.93% (M)	TBD	(114,000)		(1,462)	(68)
First Financial Bancshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(62,767)		(2,084)	(15)
HIWIN Technologies Corp. (E)	MBL	Federal Funds Effective Rate -7.84% (M)	TBD	(216,830)		(1,938)	43
LG Chem, Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(5,604)		(1,541)	139
Pearson Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(134,591)	GBP	(1,171)	219
Pennon Group Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(230,849)	GBP	(1,775)	(164)
Prosperity Bancshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(18,977)		(1,344)	(3)
PT Unilever Indonesia, Tbk. (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(410,200)		(1,366)	22
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(4,497)		(1,190)	34
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(15,297)		(151)	46
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(15,930)		(1,351)	28
Stadler Rail AG (E)	MSC	1M Swiss Franc LIBOR -0.88% (M)	TBD	(27,864)	CHF	(1,223)	(27)
Usinas Siderurgicas de Minas Gerais S/A - Usiminas. (E)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(672,100)		(1,364)	96
Whitbread PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(19,160)	GBP	(847)	30
							308

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.4%
United Kingdom 25.8%
AstraZeneca PLC	355	31,707
Aviva PLC	4,616	22,631
Barclays Plc	23,012	42,466
BP P.L.C.	5,596	35,440
British American Tobacco P.L.C.	1,096	40,448
Carnival Plc	100	4,135
Johnson Matthey PLC	406	15,245
Linde Public Limited Company	215	41,803
Lloyds Banking Group PLC	29,398	19,555
Micro Focus International PLC	872	12,140
Relx PLC	311	7,386
Rolls-Royce Holdings plc (a)	3,905	37,944
SSE PLC	1,555	23,805
Vodafone Group Public Limited Company	14,552	28,994
		363,699
Japan 14.4%
East Japan Railway Co.	345	32,991
Fanuc Ltd.	197	37,250
KDDI Corp.	1,390	36,288
Sompo Holdings, Inc. (b)	547	22,909
Sumitomo Mitsui Financial Group Inc. (b)	555	19,046
Takeda Pharmaceutical Co. Ltd.	1,588	54,400
		202,884
Germany 11.2%
BASF SE	811	56,687
Bayer AG	243	17,150
Deutsche Post AG	849	28,368
SAP SE	260	30,589
Siemens AG	234	25,052
		157,846
Switzerland 6.8%
ABB Ltd.	2,323	45,681
Novartis AG	326	28,242
Roche Holding AG	77	22,513
		96,436
France 6.6%
BNP Paribas SA	708	34,489
Carrefour SA	849	14,852
Danone	88	7,732
Total SA	689	35,942
		93,015
Netherlands 6.0%
Akzo Nobel N.V.	285	25,417
ING Groep N.V.	1,977	20,712
Royal Dutch Shell PLC - Class B	1,304	38,426
		84,555
China 5.7%
Baidu, Inc. - Class A - ADR (a)	249	25,620
China Merchants Holdings International Co. Ltd.	4,807	7,247
China Mobile Ltd.	5,308	44,033
Sinopharm Group Co. Ltd. - Class H	1,137	3,566
		80,466
South Korea 5.5%
Samsung Electronics Co. Ltd.	951	39,039
SK innovation Co., Ltd.	45	6,310
SK Telecom Co. Ltd.	161	32,581
		77,930
Canada 4.9%
Canadian Imperial Bank of Commerce	139	11,474
EnCana Corp. (b)	5,067	23,215
Gildan Activewear Inc.	544	19,295
Manulife Financial Corp.	857	15,718
		69,702
Italy 3.9%
UniCredit S.p.A.	4,688	55,298
Ireland 1.5%
Ryanair Holdings Plc - ADR (a)	310	20,578
Spain 1.1%
CaixaBank, S.A.	6,209	16,305
Total Common Stocks (cost $1,482,419)		1,318,714
PREFERRED STOCKS 4.5%
Germany 4.5%
Volkswagen AG (c)	371	63,102
Total Preferred Stocks (cost $57,982)		63,102
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	23,542	23,542
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	11,096	11,096
Total Short Term Investments (cost $34,638)		34,638
Total Investments 100.3% (cost $1,575,039)		1,416,454
Other Assets and Liabilities, Net (0.3)%		(4,571)
Total Net Assets 100.0%		1,411,883

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.1%
Information Technology 31.6%
Adobe Inc. (a)	97	26,728
Akamai Technologies, Inc. (a)	192	17,560
Apple Inc.	103	22,975
Fidelity National Information Services, Inc.	91	12,088
IHS Markit Ltd. (a)	255	17,082
Microsoft Corp.	349	48,517
Nutanix, Inc. - Class A (a)	276	7,237
NVIDIA Corporation	65	11,338
Oracle Corporation	375	20,663
Palo Alto Networks, Inc. (a)	71	14,481
Qualcomm Incorporated	272	20,751
Splunk Inc. (a)	121	14,309
Texas Instruments Incorporated	140	18,041
Visa Inc. - Class A	248	42,605
VMware Inc. - Class A	71	10,650
		305,025
Communication Services 14.9%
Alphabet Inc. - Class A (a)	10	11,757
Alphabet Inc. - Class C (a)	25	29,846
Comcast Corporation - Class A	454	20,488
Facebook, Inc. - Class A (a)	265	47,122
Uber Technologies, Inc. (a) (b) (c)	332	10,120
Walt Disney Co.	188	24,459
		143,792
Consumer Discretionary 14.4%
Advance Auto Parts, Inc.	103	17,062
Alibaba Group Holding Limited - ADS (a)	95	15,926
Amazon.com, Inc. (a)	33	57,953
Booking Holdings Inc. (a)	5	10,404
Chipotle Mexican Grill Inc. (a)	10	8,434
GrubHub Inc. (a) (b)	135	7,599
Home Depot Inc.	90	20,992
		138,370
Health Care 12.0%
Alexion Pharmaceuticals, Inc. (a)	134	13,108
BioMarin Pharmaceutical Inc. (a)	128	8,625
Johnson & Johnson	129	16,714
Thermo Fisher Scientific Inc.	85	24,617
UnitedHealth Group Incorporated	123	26,791
Zoetis Inc. - Class A	210	26,172
		116,027
Industrials 7.2%
C.H. Robinson Worldwide, Inc.	95	8,027
Honeywell International Inc.	122	20,652
United Parcel Service Inc. - Class B	181	21,650
WW Grainger Inc.	63	18,642
		68,971
Financials 5.0%
American Express Company	138	16,268
BlackRock, Inc.	32	14,416
Charles Schwab Corp.	421	17,630
		48,314
Consumer Staples 4.9%
Anheuser-Busch InBev - ADR (b)	210	19,998
Costco Wholesale Corporation	60	17,227
McCormick & Co. Inc.	63	9,788
		47,013
Materials 3.3%
Ecolab Inc.	89	17,580
Linde Public Limited Company	74	14,275
		31,855
Real Estate 1.9%
Equinix, Inc.	31	18,120
Energy 0.9%
Pioneer Natural Resources Co.	69	8,718
Total Common Stocks (cost $793,751)		926,205
SHORT TERM INVESTMENTS 6.7%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	36,249	36,249
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	28,320	28,320
Total Short Term Investments (cost $64,569)		64,569
Total Investments 102.8% (cost $858,320)		990,774
Other Assets and Liabilities, Net (2.8)%		(27,010)
Total Net Assets 100.0%		963,764

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund
CORPORATE BONDS AND NOTES 77.1%
Communication Services 14.5%
Altice France
7.38%, 05/01/26 (a)	1,900	2,039
AMC Networks, Inc.
5.00%, 04/01/24	2,500	2,575
Block Communications, Inc.
6.88%, 02/15/25 (a)	1,475	1,534
Cablevision Systems Corporation
5.88%, 09/15/22	6,000	6,478
CCO Holdings, LLC
5.88%, 04/01/24 (a)	1,750	1,825
5.38%, 05/01/25 (a)	8,525	8,845
CenturyLink, Inc.
5.80%, 03/15/22	1,750	1,843
6.75%, 12/01/23 (b)	4,000	4,393
7.50%, 04/01/24 (b)	1,925	2,151
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	1,063	1,169
Connect Midco II Limited
6.75%, 10/01/26 (a)	325	331
CSC Holdings, LLC
5.13%, 12/15/21 (a)	1,500	1,500
5.50%, 05/15/26 (a)	2,500	2,632
DISH DBS Corporation
6.75%, 06/01/21	1,250	1,316
5.88%, 07/15/22 - 11/15/24	4,250	4,400
5.00%, 03/15/23	1,750	1,769
Frontier Communications Corporation
8.50%, 04/01/26 (a)	2,675	2,677
Gannett Co., Inc.
5.50%, 09/15/24 (a)	2,250	2,316
Hughes Satellite Systems Corporation
7.63%, 06/15/21	2,500	2,702
Iheartcommunications, Inc.
8.38%, 05/01/27 (b)	600	648
Intelsat Jackson Holdings S.A.
9.50%, 09/30/22 (a)	2,500	2,907
Match Group, Inc.
6.38%, 06/01/24	2,000	2,103
Netflix, Inc.
5.75%, 03/01/24	2,500	2,732
Salem Media Group, Inc.
6.75%, 06/01/24 (c) (d)	1,475	1,282
SBA Communications Corporation
4.88%, 09/01/24	2,000	2,075
Sirius XM Radio Inc.
5.38%, 04/15/25 (a)	5,750	5,972
Sprint Communications, Inc.
6.00%, 11/15/22	900	954
Sprint Corporation
7.25%, 09/15/21	8,750	9,343
7.88%, 09/15/23	4,000	4,391
7.13%, 06/15/24	750	808
Telecom Italia S.p.A.
5.30%, 05/30/24 (a)	2,000	2,155
T-Mobile USA, Inc.
6.00%, 03/01/23 - 04/15/24	3,800	3,912
5.13%, 04/15/25	750	777
Townsquare Media, Inc.
6.50%, 04/01/23 (c) (d)	1,150	1,148
Univision Communications Inc.
5.13%, 05/15/23 (a)	1,500	1,497
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (a)	2,547	2,621
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,320
		100,140
Financials 13.3%
Acrisure, LLC
8.13%, 02/15/24 (a)	1,600	1,724
Ally Financial Inc.
4.13%, 02/13/22	1,000	1,026
5.75%, 11/20/25	3,250	3,641
Altice Financing S.A.
6.63%, 02/15/23 (a)	2,675	2,749
7.50%, 05/15/26 (a)	500	532
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (c) (d) (e) (f)	3,800	704
Cemex Finance LLC
6.00%, 04/01/24 (c) (d)	750	771
CIT Group Inc.
4.75%, 02/16/24	5,250	5,552
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,575	1,630
Credit Acceptance Corporation
6.13%, 02/15/21	3,000	3,009
7.38%, 03/15/23	2,044	2,123
Diamond Finance International Limited
7.13%, 06/15/24 (a)	5,000	5,279
Genworth Holdings, Inc.
4.90%, 08/15/23	2,000	1,900
Goeasy Ltd.
7.88%, 11/01/22 (a)	1,500	1,563
HLF Financing SaRL, LLC
7.25%, 08/15/26 (a) (b)	2,500	2,542
HUB International Limited
7.00%, 05/01/26 (a)	1,000	1,029
Icahn Enterprises L.P.
6.25%, 02/01/22	2,775	2,847
6.38%, 12/15/25	3,900	4,105
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	2,000	2,058
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	1,250	1,325
Jefferies Finance LLC
6.25%, 06/03/26 (a)	1,225	1,260
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,250	1,279
Level 3 Financing, Inc.
5.38%, 01/15/24	4,785	4,882
5.25%, 03/15/26	1,000	1,040
Nexstar Escrow Corporation
5.63%, 08/01/24 (a) (b)	2,500	2,604
Nielsen Finance LLC
5.00%, 04/15/22 (a)	5,000	5,026
Oxford Finance LLC
6.38%, 12/15/22 (a)	1,500	1,561
Rassman, Joel H.
4.88%, 11/15/25	1,850	1,973
SLM Corporation
7.25%, 01/25/22	500	540
6.13%, 03/25/24	8,175	8,486
Solera, LLC
10.50%, 03/01/24 (a)	2,850	3,015
Springleaf Finance Corporation
5.63%, 03/15/23 (b)	2,250	2,413
6.13%, 03/15/24	500	539
7.13%, 03/15/26	4,375	4,853
Starwood Property Trust, Inc.
5.00%, 12/15/21	2,500	2,601
The Royal Bank of Scotland Group Public Limited Company
6.00%, 12/19/23	1,800	1,977
Wand Merger Corporation
8.13%, 07/15/23 (a)	1,750	1,822
		91,980
Consumer Discretionary 9.8%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	1,025	1,081
9.75%, 07/15/27 (a)	1,250	1,304
Altice Luxembourg SA
10.50%, 05/15/27 (a)	1,725	1,946
Altice S.A.
7.63%, 02/15/25 (a)	450	469

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
AMC Entertainment Inc.
5.75%, 06/15/25 (b)	1,500	1,431
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	1,675	1,756
Cinemark USA, Inc.
4.88%, 06/01/23	1,500	1,528
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,500	1,534
CSC Holdings, LLC
5.38%, 02/01/28 (a)	525	554
Eldorado Resorts, Inc.
6.00%, 04/01/25	2,000	2,113
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,500	2,672
Hanesbrands Inc.
4.63%, 05/15/24 (a)	3,000	3,160
International Game Technology PLC
6.25%, 02/15/22 (a)	1,750	1,849
6.50%, 02/15/25 (a)	1,250	1,387
KGA Escrow, LLC
7.50%, 08/15/23 (a)	2,300	2,412
L Brands, Inc.
5.63%, 10/15/23	2,500	2,642
Lamar Media Corp.
5.00%, 05/01/23	2,750	2,803
Lennar Corporation
4.75%, 05/30/25	2,250	2,402
MGM Resorts International
5.75%, 06/15/25 (b)	6,500	7,154
New Golden Nugget Inc.
8.75%, 10/01/25 (a)	1,000	1,043
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (a)	900	947
8.50%, 05/15/27 (a) (b)	450	456
QVC, Inc.
4.85%, 04/01/24	2,250	2,374
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	3,250	3,366
Scientific Games International, Inc.
10.00%, 12/01/22	1,045	1,086
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (a)	1,000	1,067
Sinclair Television Group, Inc.
5.63%, 08/01/24 (a)	3,000	3,089
Tempur Sealy International, Inc.
5.63%, 10/15/23	3,000	3,087
Videotron ltee
5.00%, 07/15/22	3,500	3,703
Viking Cruises Limited
6.25%, 05/15/25 (c) (d)	1,000	1,043
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	2,525	2,644
Wyndham Destinations, Inc.
5.40%, 04/01/24 (g)	2,400	2,532
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	1,225	1,260
		67,894
Health Care 9.7%
Acadia Healthcare Company, Inc.
6.50%, 03/01/24	2,000	2,089
Avantor, Inc.
6.00%, 10/01/24 (a)	2,000	2,143
9.00%, 10/01/25 (a)	2,000	2,249
Bausch Health Companies Inc.
7.00%, 03/15/24 (a)	5,000	5,257
6.13%, 04/15/25 (a)	5,025	5,208
Centene Corporation
4.75%, 01/15/25	4,500	4,625
Community Health Systems, Inc.
8.00%, 11/15/19	1,000	997
5.13%, 08/01/21 (b)	500	501
6.25%, 03/31/23	3,300	3,281
8.63%, 01/15/24 (a)	1,750	1,813
DaVita Inc.
5.13%, 07/15/24	2,250	2,290
Elanco Animal Health
4.27%, 08/28/23 (h)	2,275	2,388
Endo Designated Activity Company
5.88%, 10/15/24 (a)	2,275	2,012
HCA Inc.
5.88%, 05/01/23	8,500	9,353
5.38%, 02/01/25	1,825	1,994
Mednax, Inc.
5.25%, 12/01/23 (a)	1,500	1,525
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a) (b)	500	462
Polaris Intermediate School
8.50%, 12/01/22 (a) (i)	1,000	850
Prestige Brands, Inc.
5.38%, 12/15/21 (a)	2,500	2,516
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/23 (a)	1,625	1,731
Tenet Healthcare Corporation
8.13%, 04/01/22	1,500	1,623
6.75%, 06/15/23 (b)	1,500	1,576
5.13%, 05/01/25	500	508
6.25%, 02/01/27 (a)	8,025	8,360
WellCare Health Plans, Inc.
5.25%, 04/01/25	1,500	1,567
		66,918
Energy 7.7%
Aker BP ASA
4.75%, 06/15/24 (a)	950	992
Antero Resources Corporation
5.13%, 12/01/22	3,300	2,896
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	2,500	2,498
Blue Racer Midstream, LLC
6.13%, 11/15/22 (a)	750	754
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	1,500	1,723
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	1,500	1,593
Chesapeake Energy Corporation
7.00%, 10/01/24	1,500	1,092
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,000	1,023
DCP Midstream Operating, LP
5.38%, 07/15/25	3,250	3,497
Diamondback Energy, Inc.
5.38%, 05/31/25	300	313
Energy Transfer LP
5.25%, 04/15/29	2,250	2,535
Enlink Midstream, LLC
4.15%, 06/01/25	1,000	929
Exterran Corporation
6.00%, 10/01/22	2,000	2,026
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	2,125	2,220
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	1,825	1,713
MEG Energy Corp.
7.00%, 03/31/24 (a)	1,075	1,038
Murphy Oil Corporation
6.88%, 08/15/24	1,500	1,578
Nabors Industries, Inc.
5.50%, 01/15/23 (b)	1,000	822
NGL Energy Partners LP
7.50%, 11/01/23	750	764
Oasis Petroleum Inc.
6.88%, 01/15/23 (b)	2,000	1,832
Oceaneering International, Inc.
4.65%, 11/15/24	1,000	943
QEP Resources, Inc.
5.25%, 05/01/23	2,000	1,854
Range Resources Corporation
5.88%, 07/01/22	1,250	1,205

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
5.00%, 08/15/22	500	469
Rose Rock Midstream, L.P.
5.63%, 07/15/22 - 11/15/23	2,500	2,551
Summit Midstream Holdings, LLC
5.50%, 08/15/22	500	459
Sunoco LP
4.88%, 01/15/23	1,500	1,541
5.50%, 02/15/26	1,500	1,567
Tallgrass Energy Partners, LP
5.50%, 09/15/24 (a)	750	747
Targa Resource Corporation
5.25%, 05/01/23	1,250	1,263
5.13%, 02/01/25	1,750	1,803
Transocean Inc
9.00%, 07/15/23 (a)	2,250	2,334
Transocean Pontus Limited
6.13%, 08/01/25 (a)	445	452
W&T Offshore, Inc.
9.75%, 11/01/23 (a)	1,000	975
Whiting Petroleum Corporation
6.25%, 04/01/23	2,250	1,739
WPX Energy, Inc.
5.25%, 09/15/24 (b)	1,250	1,280
		53,020
Materials 7.0%
Alcoa Nederland Holding B.V.
6.75%, 09/30/24 (a)	1,750	1,843
Ashland LLC
4.75%, 08/15/22 (g)	1,250	1,312
Ball Corporation
5.00%, 03/15/22	1,250	1,319
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	1,125	1,165
Berry Global, Inc.
5.50%, 05/15/22	1,850	1,877
Cascades Inc.
5.75%, 07/15/23 (a)	2,500	2,545
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (a)	1,500	1,631
CF Industries, Inc.
3.45%, 06/01/23	1,250	1,276
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	1,250	1,300
Freeport-McMoRan Inc.
4.55%, 11/14/24	7,550	7,746
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	1,125	1,169
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	5,500	5,676
7.25%, 04/15/25 (a)	1,250	1,193
Norbord Inc.
5.75%, 07/15/27 (a)	1,400	1,437
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	1,000	1,027
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	2,550	2,638
PQ Corporation
6.75%, 11/15/22 (a)	1,000	1,035
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	6,850	7,031
Sealed Air Corporation
5.13%, 12/01/24 (a)	2,000	2,140
Standard Industries Inc.
5.38%, 11/15/24 (a)	2,750	2,833
		48,193
Industrials 6.8%
Arconic Inc.
5.13%, 10/01/24	3,050	3,248
ARD Securities Finance SARL
8.50%, 01/31/23 (a) (i)	3,041	3,150
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	775	815
Bombardier Inc.
6.00%, 10/15/22 (a)	2,925	2,916
7.50%, 03/15/25 (a)	2,500	2,499
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	2,000	2,155
Fortress Transportation and Infrastructrue Investors LLC
6.75%, 03/15/22 (a)	1,750	1,827
6.50%, 10/01/25 (a)	1,000	1,028
H&E Equipment Services, Inc.
5.63%, 09/01/25	1,000	1,031
Hertz Vehicle Financing II LP
5.50%, 10/15/24 (a)	2,950	2,972
Mobile Mini, Inc.
5.88%, 07/01/24 (c)	2,425	2,510
Pitney Bowes Inc.
4.63%, 03/15/24 (b)	1,500	1,421
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (a)	1,476	1,551
5.25%, 04/15/24 (a)	1,000	1,027
5.75%, 04/15/26 (a)	1,500	1,561
Stericycle, Inc.
5.38%, 07/15/24 (a) (b)	1,375	1,413
The ADT Security Corporation
4.13%, 06/15/23	3,250	3,299
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	500	495
TransDigm Inc.
6.00%, 07/15/22	3,000	3,048
6.25%, 03/15/26 (a)	1,000	1,074
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	600	632
United Airlines Holdings Inc.
4.88%, 01/15/25	4,500	4,733
XPO Logistics, Inc.
6.13%, 09/01/23 (a)	1,075	1,110
6.75%, 08/15/24 (a)	1,425	1,543
		47,058
Information Technology 4.0%
Cardtronics plc
5.50%, 05/01/25 (a)	3,000	3,060
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	750	677
Dell Inc.
6.50%, 04/15/38	1,000	1,046
EIG Investors Corp.
10.88%, 02/01/24	1,975	2,053
Ingram Micro Inc.
5.00%, 08/10/22	1,450	1,484
5.45%, 12/15/24 (g)	1,800	1,864
J2 Cloud Services, LLC
6.00%, 07/15/25 (a)	2,050	2,166
NCR Corporation
5.00%, 07/15/22	2,750	2,780
Open Text Corp
5.63%, 01/15/23 (a)	1,500	1,536
5.88%, 06/01/26 (a)	1,250	1,334
Plantronics, Inc.
5.50%, 05/31/23 (a)	1,000	1,010
Sabre GLBL Inc.
5.25%, 11/15/23 (a)	1,750	1,798
Seagate HDD Cayman
4.75%, 06/01/23	840	877
Symantec Corporation
5.00%, 04/15/25 (a)	1,850	1,877
Xerox Corporation
4.50%, 05/15/21	2,500	2,556
4.13%, 03/15/23 (h)	1,750	1,780
		27,898
Consumer Staples 1.7%
Albertsons Companies, Inc.
6.63%, 06/15/24	2,000	2,100
Clearwater Seafoods Incorporated
6.88%, 05/01/25 (c) (d)	1,225	1,255
Cott Holdings Inc.
5.50%, 04/01/25 (a)	1,500	1,557

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Energizer Holdings, Inc.
5.50%, 06/15/25 (a)	1,250	1,294
7.75%, 01/15/27 (a)	1,000	1,113
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (a)	1,825	1,624
Post Holdings, Inc.
5.75%, 03/01/27 (a)	2,500	2,652
		11,595
Real Estate 1.3%
Greystar Real Estate Partners, LLC
5.75%, 12/01/25 (a)	1,000	1,039
iStar Inc.
5.25%, 09/15/22	3,050	3,118
Kennedy-Wilson, Inc.
5.88%, 04/01/24	1,250	1,282
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,750	1,925
Newmark Group, Inc.
6.13%, 11/15/23 (h)	1,625	1,768
		9,132
Utilities 1.3%
AmeriGas Partners, L.P.
5.63%, 05/20/24	1,000	1,072
Calpine Corporation
5.88%, 01/15/24 (a)	2,750	2,806
5.50%, 02/01/24	1,500	1,520
Clearway Energy Operating LLC
5.38%, 08/15/24	750	770
The AES Corporation
4.50%, 03/15/23	2,600	2,661
		8,829
Total Corporate Bonds And Notes (cost $525,962)		532,657
SENIOR LOAN INTERESTS 20.1%
Consumer Discretionary 4.2%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (j)	567	569
Academy, Ltd.
2015 Term Loan B, 6.10%, (3M LIBOR + 4.00%), 07/05/22 - 07/16/22 (j)	147	103
AMCP Clean Acquisition Co. LLC
2018 Delayed Draw Term Loan, 0.00%, 07/10/25 (j) (k)	41	40
AMCP Clean Acquisition Company, LLC
2018 Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/10/25 (j) (k)	170	167
2018 Delayed Draw Term Loan, 6.34%, (3M LIBOR + 4.25%), 07/10/25 (c) (j)	151	149
2018 Term Loan, 6.34%, (3M LIBOR + 4.25%), 07/10/25 (c) (j)	626	617
American Bath Group, LLC
2018 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 09/30/23 (j)	1,407	1,393
Anastasia Parent, LLC
2018 Term Loan B, 5.79%, (3M LIBOR + 3.75%), 08/03/25 (j)	289	232
APi Group Inc.
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/25/26 (j) (k)	169	169
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (j)	688	662
Belfor Holdings Inc.
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 02/15/26 (j)	331	332
Boing US Holdco Inc.
2017 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 09/20/24 (j)	241	236
Boyd Gaming Corporation
Term Loan B3, 4.17%, (3M LIBOR + 2.25%), 09/15/23 (j)	654	656
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (j)	351	348
California Pizza Kitchen, Inc.
Term Loan, 8.53%, (3M LIBOR + 6.00%), 12/31/22 (j)	1,054	933
2016 2nd Lien Term Loan, 12.04%, (3M LIBOR + 10.00%), 08/23/23 (c) (j) (l)	230	200
Camelot UK Holdco Limited
Term Loan, 5.29%, (1M LIBOR + 3.25%), 10/03/23 (j)	150	151
Cerence Inc.
Term Loan, 0.00%, (3M LIBOR + 6.00%), 09/25/26 (j) (k) (m)	630	592
Charter Communications Operating, LLC
2017 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/30/25 (j)	787	791
Comet Acquisition, Inc.
2nd Lien Term Loan, 9.62%, (3M LIBOR + 7.50%), 10/23/26 (c) (j)	530	525
CSC Holdings, LLC
2018 Term Loan B, 4.53%, (3M LIBOR + 2.50%), 01/12/26 (j)	397	397
Dhanani Group Inc.
2018 Term Loan B, 5.79%, (3M LIBOR + 3.75%), 06/22/25 (j)	235	214
Digital Room Holdings, Inc.
Term Loan, 7.05%, (3M LIBOR + 5.00%), 05/14/26 (j)	523	498
Dynacast International LLC
Term Loan B2, 5.36%, (3M LIBOR + 3.25%), 01/28/22 (j)	601	576
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (j)	92	92
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (j)	115	115
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (j)	237	233
IRB Holding Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 01/18/25 (j)	552	549
Kettle Cuisine, LLC
2018 Term Loan, 5.81%, (3M LIBOR + 3.75%), 08/22/25 (j) (l)	1,265	1,249
Lakeland Tours, LLC
2017 1st Lien Term Loan B, 5.90%, (3M LIBOR + 3.75%), 12/06/24 (j)	123	123
LifeMiles Ltd.
Term Loan B, 7.54%, (3M LIBOR + 5.50%), 08/17/22 (j)	1,464	1,398
Merrill Communications LLC
Term Loan, 0.00%, (3M LIBOR + 5.00%), 09/26/26 (j) (k) (m)	239	237
Midas Intermediate Holdco II, LLC
Incremental Term Loan B, 4.85%, (3M LIBOR + 2.75%), 08/18/21 (j)	255	246
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/08/26 (j)	236	235
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/30/23 (j)	218	201
Next Level Apparel Inc
2018 Term Loan, 7.95%, (3M LIBOR + 6.00%), 06/26/24 (c) (j) (m)	937	927
NVA Holdings, Inc.
Term Loan B3, 4.79%, (3M LIBOR + 2.75%), 01/31/25 (j)	199	199
Term Loan B4, 5.54%, (3M LIBOR + 3.50%), 02/15/25 (j)	31	31
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (j)	474	476
PetSmart, Inc.
Consenting Term Loan, 6.04%, (3M LIBOR + 4.00%), 03/11/22 (j)	117	114
Playpower, Inc.
2019 Term Loan, 7.60%, (3M LIBOR + 5.50%), 04/26/26 (c) (j)	1,696	1,694

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
2019 Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 12/31/22 (j) (k)	249	246
Pure Fishing, Inc.
Term Loan, 6.60%, (3M LIBOR + 4.50%), 12/14/25 (j)	320	282
Quidditch Acquisition, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 7.00%), 03/15/25 (c) (j) (k) (m)	400	404
2018 Term Loan B, 9.04%, (3M LIBOR + 7.00%), 03/15/25 (c) (j) (m)	645	652
Rent-A-Center, Inc.
2019 Term Loan, 6.63%, (3M LIBOR + 4.50%), 07/19/26 (c) (j)	707	706
Rentpath, Inc.
Term Loan, 6.80%, (3M LIBOR + 4.75%), 12/17/21 (c) (j)	1,448	743
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (j)	70	69
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (j)	290	288
SHO Holding I Corporation
Term Loan, 7.26%, (3M LIBOR + 5.00%), 10/27/22 (c) (j)	1,182	1,111
Six Flags Theme Parks, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/09/26 (j) (k)	213	213
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/09/26 (j)	322	322
Spin Holdco Inc.
2017 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 11/14/22 (j)	241	237
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (j)	432	425
Station Casinos LLC
2016 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 05/24/23 (j)	705	707
Strategic Partners Acquisition Corp.
Term Loan, 5.80%, (3M LIBOR + 3.75%), 06/09/23 (c) (j) (l)	712	711
TGP Holdings III, LLC
2018 1st Lien Term Loan, 6.29%, (3M LIBOR + 4.25%), 09/21/24 (j)	790	745
2nd Lien Term Loan, 10.54%, (3M LIBOR + 8.50%), 09/16/25 (c) (j)	210	195
TMK Hawk Parent Corp.
2017 1st Lien Term Loan, 5.55%, (3M LIBOR + 3.50%), 09/11/24 (j)	420	349
2017 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 09/13/24 (j)	62	51
TruGreen Limited Partnership
2019 Term Loan, 5.79%, (3M LIBOR + 3.75%), 03/19/26 (j)	478	479
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (j)	121	117
Varsity Brands, Inc.
2017 Term Loan B, 5.61%, (3M LIBOR + 3.50%), 12/07/24 (j)	301	291
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/23/26 (j)	61	61
Wrench Group LLC
2019 Delayed Draw Term Loan, 0.00%, 04/10/26 (c) (j) (k) (m)	68	—
2019 Term Loan B, 6.36%, (3M LIBOR + 4.25%), 04/30/26 (c) (j) (m)	404	403
Wyndham Hotels & Resorts, Inc.
Term Loan B, 3.79%, (3M LIBOR + 1.75%), 03/29/25 (j)	716	719
		29,195
Financials 3.8%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (j)	486	483
Alera Group Holdings, Inc.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 07/26/25 (j)	135	135
Allied Universal Holdco LLC
2019 Term Loan B, 6.51%, (3M LIBOR + 4.25%), 06/18/26 (j)	218	218
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (j)	317	316
AqGen Ascensus, Inc.
Term Loan, 6.20%, (3M LIBOR + 4.00%), 12/05/22 (j)	313	313
ASP MCS Acquisition Corp.
Term Loan B, 6.79%, (3M LIBOR + 4.75%), 05/09/24 (j)	543	236
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (j)	478	475
Asurion LLC
2018 Term Loan B6, 5.04%, (3M LIBOR + 3.00%), 11/03/23 (j)	20	20
2018 Term Loan B7, 5.04%, (3M LIBOR + 3.00%), 11/15/24 (j)	519	521
2017 2nd Lien Term Loan, 8.54%, (3M LIBOR + 6.50%), 08/04/25 (j)	528	536
Belron Finance US LLC
USD Term Loan B, 4.46%, (3M LIBOR + 2.25%), 11/15/24 (j)	592	593
Blackstone CQP Holdco LP
Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/29/24 (j)	587	589
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.00%), 10/04/24 (j)	225	222
Citadel Securities LP
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 02/20/26 (j)	546	548
Claros Mortgage Trust, Inc.
Term Loan B, 5.29%, (3M LIBOR + 3.25%), 08/01/26 (j)	391	391
CRCI Longhorn Holdings, Inc.
2018 1st Lien Term Loan, 5.56%, (3M LIBOR + 3.50%), 08/02/25 (c) (j)	196	190
Crown Finance US, Inc.
Term Loan, 4.29%, (3M LIBOR + 2.25%), 02/05/25 (j)	683	678
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.29%, (3M LIBOR + 3.25%), 08/15/25 (j)	936	936
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.31%, (3M LIBOR + 3.25%), 06/26/25 (j)	331	332
EIG Management Company, LLC
2018 Term Loan B, 5.79%, (3M LIBOR + 3.75%), 01/30/25 (j)	681	679
Franklin Square Holdings, L.P.
2018 Term Loan B, 4.56%, (3M LIBOR + 2.50%), 07/26/25 (j)	122	122
Genworth Holdings, Inc.
Term Loan, 6.67%, (3M LIBOR + 4.50%), 02/22/23 (j)	427	428
GGC Aperio Holdings, L.P.
Term Loan, 7.10%, (3M LIBOR + 5.00%), 12/31/35 (c) (j) (m)	1,298	1,314
GK Holdings, Inc.
1st Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 01/29/21 (c) (j) (l)	1,454	1,231
IG Investment Holdings, LLC
2018 1st Lien Term Loan, 6.11%, (3M LIBOR + 4.00%), 05/14/25 (j)	121	121
Ineos US Finance LLC
2017 USD Term Loan B, 4.04%, (3M LIBOR + 2.00%), 03/31/24 (j)	459	454
iStar, Inc.
2016 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 06/30/20 (j)	218	218

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Jane Street Group, LLC
2018 Term Loan B, 5.05%, (3M LIBOR + 3.00%), 08/25/22 (j)	647	644
Jefferies Finance LLC
2019 Term Loan, 5.87%, (3M LIBOR + 3.75%), 05/22/26 (j)	332	332
Kestra Advisor Services Holdings A, Inc.
2019 Term Loan, 6.29%, (3M LIBOR + 4.25%), 04/10/27 (j)	1,382	1,347
Kingpin Intermediate Holdings LLC
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 07/03/24 (j)	646	645
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (j)	710	711
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.30%, (3M LIBOR + 2.25%), 09/23/24 (j)	426	428
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/04/25 (j)	179	113
Nielsen Finance LLC
USD Term Loan B4, 4.04%, (3M LIBOR + 2.00%), 10/04/23 (j)	481	481
Nuvei Technologies Corp.
USD Term Loan, 9.00%, (3M LIBOR + 4.00%), 07/22/20 (j)	830	818
USD Term Loan, 0.00%, (3M PRIME + 4.00%), 09/22/25 (j) (k)	350	345
Resolute Investment Managers, Inc.
2017 1st Lien Term Loan B, 5.35%, (3M LIBOR + 3.25%), 05/02/22 (c) (j)	497	498
2017 2nd Lien Term Loan, 9.76%, (3M LIBOR + 7.50%), 04/30/23 (c) (j)	540	540
RSC Acquisition Inc.
2018 1st Lien Term Loan, 6.42%, (3M LIBOR + 4.25%), 11/30/22 (c) (j) (l)	25	25
2018 1st Lien Term Loan, 6.51%, (3M LIBOR + 4.25%), 11/30/22 (c) (j) (l)	40	39
2018 1st Lien Term Loan, 6.55%, (3M LIBOR + 4.25%), 11/30/22 (c) (j) (l)	25	25
RSC Acquisition, Inc.
2018 1st Lien Term Loan, 6.29%, (3M LIBOR + 4.25%), 11/30/22 (j) (l)	3	3
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.25%), 11/30/22 (c) (j) (l)	1,016	1,006
2018 1st Lien Term Loan, 6.55%, (3M LIBOR + 4.25%), 11/30/22 (c) (j) (l)	13	12
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 11/06/25 (j)	709	697
StepStone Group LP
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 03/14/25 (c) (j) (m)	1,428	1,428
Talen Energy Supply, LLC
2019 Term Loan B, 5.79%, (3M LIBOR + 3.75%), 06/24/26 (j)	217	216
U.S. Renal Care, Inc.
2019 Term Loan B, 7.06%, (3M LIBOR + 5.00%), 06/12/26 (j)	472	445
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (j)	452	453
VFH Parent LLC
2019 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 01/22/26 (j) (k)	29	29
2019 Term Loan B, 6.04%, (3M LIBOR + 3.50%), 03/02/26 (j)	424	425
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 07/01/26 (j)	448	450
WestJet Airlines Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/31/26 (j) (k)	162	163
Whatabrands LLC
Term Loan B, 5.52%, (3M LIBOR + 3.25%), 07/19/26 (j)	100	100
World Triathlon Corporation
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 08/12/26 (j) (k)	300	302
2019 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 08/12/26 (j)	1,011	1,016
		26,035
Industrials 2.6%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (j)	35	35
American Airlines, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 1.75%), 06/11/25 (j) (k)	538	532
2018 Term Loan B, 3.86%, (3M LIBOR + 1.75%), 06/11/25 (j)	369	365
API Technologies Corp.
2019 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 05/15/26 (j)	1,047	1,012
APX Group Inc.
2018 Term Loan B, 9.00%, (3M LIBOR + 4.00%), 03/31/24 (j)	—	—
APX Group, Inc.
2018 Term Loan B, 7.04%, (3M LIBOR + 5.00%), 03/31/24 (j)	224	220
Avis Budget Car Rental, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 02/09/25 (j) (k)	370	370
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.79%, (3M LIBOR + 1.75%), 01/15/25 (j)	553	555
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.35%, (3M LIBOR + 4.25%), 06/16/24 (j)	1	1
Term Loan, 6.52%, (3M LIBOR + 4.25%), 06/16/24 (j)	111	109
2017 Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (j)	55	54
Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (j)	71	69
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (j)	956	958
CareerBuilder, LLC
Term Loan, 8.85%, (3M LIBOR + 6.75%), 08/27/23 (j) (l)	638	634
Comet Acquisition, Inc.
Term Loan, 5.62%, (3M LIBOR + 3.50%), 10/23/25 (j)	226	223
Compass Power Generation LLC
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 12/20/24 (j)	213	213
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (j)	246	241
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (j)	65	65
EAB Global, Inc.
1st Lien Term Loan, 6.38%, (3M LIBOR + 3.75%), 08/15/22 (j)	226	223
Edward Don & Company, LLC
2018 Term Loan, 6.29%, (3M LIBOR + 4.25%), 06/25/25 (j)	1,381	1,374
Emerald Expositions Holding, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 05/22/24 (j)	476	465
Forming Machining Industries Holdings, LLC
Term Loan, 6.10%, (3M LIBOR + 4.25%), 09/24/25 (c) (j) (m)	808	764
NCI Building Systems, Inc.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/12/25 (j)	495	484
Nordam Group Inc, The
Term Loan B, 0.00%, (3M LIBOR + 5.50%), 03/27/26 (c) (j) (k) (m)	508	508
Term Loan B, 7.56%, (3M LIBOR + 5.50%), 03/27/26 (c) (j) (m)	31	31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Term Loan B, 7.88%, (3M LIBOR + 5.50%), 03/27/26 (c) (j) (m)	363	363
OEConnection LLC
Term Loan, 0.00%, (3M LIBOR + 4.00%), 08/04/26 - 09/24/26 (j) (k)	1,250	1,246
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (j)	470	465
Prime Security Services Borrower, LLC
Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (j) (k)	101	101
Term Loan, 4.86%, (3M LIBOR + 2.75%), 05/02/22 (j)	377	377
R.R. Donnelley & Sons Company
2018 Term Loan B, 7.04%, (3M LIBOR + 5.00%), 01/15/24 (j)	218	219
Sabre Industries, Inc.
2019 Term Loan B, 6.31%, (3M LIBOR + 4.25%), 04/09/26 (j)	211	212
SRS Distribution Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 05/19/25 (j)	258	252
TransDigm, Inc.
2018 Term Loan F, 0.00%, (1M LIBOR + 2.50%), 06/09/23 (j) (k)	382	381
2018 Term Loan F, 4.54%, (1M LIBOR + 2.50%), 06/09/23 (j)	430	428
2018 Term Loan E, 0.00%, (3M LIBOR + 2.50%), 05/14/25 (j) (k)	313	311
United Rentals, Inc.
Term Loan B, 3.79%, (3M LIBOR + 1.75%), 10/03/25 (j)	149	150
USIC Holdings, Inc.
2017 Term Loan B, 5.29%, (3M LIBOR + 3.00%), 12/09/23 (j)	464	460
Valet Waste Holdings, Inc.
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 09/20/25 (c) (j)	1,254	1,242
Vigor Industrial LLC
Term Loan, 0.00%, (3M LIBOR + 5.00%), 09/18/26 (j) (k) (m)	1,097	1,094
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/22/26 (j)	39	40
XPO Logistics, Inc.
2018 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 02/23/25 (j)	791	794
		17,640
Information Technology 2.5%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (j)	191	186
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (j)	29	29
Ascend Learning, LLC
2017 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/29/24 (j)	250	249
Avast Software B.V.
2018 USD Term Loan B, 4.35%, (3M LIBOR + 2.25%), 09/30/23 (j)	402	404
Avaya, Inc.
2018 Term Loan B, 6.28%, (3M LIBOR + 4.25%), 12/14/24 (j)	267	253
2018 Term Loan B, 6.43%, (3M LIBOR + 4.25%), 12/14/24 (j)	159	151
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/31/25 (j)	496	494
Camelot UK Holdco Limited
2017 Repriced Term Loan, 5.29%, (1M LIBOR + 3.25%), 10/03/23 (j)	90	91
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (j)	278	276
Compuware Corporation
2018 Term Loan B, 6.04%, (3M LIBOR + 4.00%), 08/25/25 (j)	393	394
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 (j)	701	704
DigiCert, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/31/26 (j) (k)	474	472
DiscoverOrg, LLC
2019 1st Lien Term Loan, 6.54%, (3M LIBOR + 4.50%), 01/29/26 (j)	165	164
Dynatrace LLC
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 08/08/25 (j)	289	290
Emerald TopCo Inc
Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/16/26 (j)	483	481
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (j)	424	426
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 07/24/24 (j)	444	383
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (j)	449	450
IG Investment Holdings, LLC
2018 1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 05/14/25 (j)	84	83
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.50%), 11/06/25 (j)	468	449
MA FinanceCo., LLC
USD Term Loan B3, 4.54%, (3M LIBOR + 2.50%), 04/19/24 (j)	55	54
Mediaocean LLC
1st Lien Term Loan, 6.30%, (3M LIBOR + 4.25%), 08/04/22 (j)	186	187
MH Sub I, LLC
2017 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 08/09/24 (j)	703	698
Microchip Technology Incorporated
2018 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 05/16/25 (j)	475	476
NeuStar, Inc.
2018 Term Loan B4, 5.54%, (3M LIBOR + 3.50%), 08/08/24 (j)	233	225
Omnitracs, Inc.
2018 Term Loan B, 4.86%, (3M LIBOR + 2.75%), 03/13/25 (j)	510	503
ON Semiconductor Corporation
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/26 (j) (k)	155	156
Plantronics Inc
2018 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 06/01/25 (j)	371	370
Red Ventures, LLC
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 11/08/24 (j)	708	710
Revspring, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 10/05/25 (j) (k)	100	99
1st Lien Term Loan, 6.05%, (3M LIBOR + 4.00%), 10/05/25 (j)	1,098	1,089
S2P Acquisition Borrower, Inc.
Term Loan, 6.04%, (3M LIBOR + 4.00%), 08/01/26 (j)	979	977
Sabre GLBL Inc.
2018 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 02/22/24 (j)	706	708
Seattle Spinco, Inc.
USD Term Loan B3, 4.54%, (3M LIBOR + 2.50%), 04/19/24 (j)	370	365
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (j)	468	468
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (j)	122	123

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
SS&C Technologies Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (j)	185	186
2018 Term Loan B5, 4.29%, (3M LIBOR + 2.25%), 04/16/25 (j)	198	199
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.14%, (3M LIBOR + 4.00%), 08/09/25 (j)	462	441
Web.com Group, Inc.
2018 Term Loan B, 5.78%, (3M LIBOR + 3.75%), 09/17/25 (j)	696	684
Weld North Education, LLC
Term Loan B, 6.35%, (3M LIBOR + 4.25%), 02/08/25 (c) (j)	1,200	1,191
Western Digital Corporation
2018 Term Loan B4, 3.86%, (3M LIBOR + 1.75%), 04/29/23 (j)	460	458
WEX Inc.
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 05/17/26 (j)	475	477
		17,273
Health Care 2.4%
ADMI Corp.
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/06/24 (j)	504	499
Affordable Care Holding Corp.
2015 1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 10/24/22 (c) (j) (l)	226	218
Agiliti Health, Inc
Term Loan, 5.12%, (3M LIBOR + 3.00%), 10/18/25 (j) (m)	237	236
Albany Molecular Research, Inc.
2017 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 08/08/24 (j)	449	441
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.56%, (3M LIBOR + 3.50%), 03/26/25 (j)	854	726
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (j)	443	441
ATI Holdings Acquisition, Inc.
2016 Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 (j)	23	23
Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (j)	433	428
Avalign Technologies, Inc.
2018 Term Loan B, 6.60%, (3M LIBOR + 4.50%), 12/19/25 (c) (j) (m)	1,122	1,111
BioClinica, Inc.
1st Lien Term Loan, 6.44%, (3M LIBOR + 4.25%), 10/06/23 (j)	262	252
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/07/23 (j)	721	720
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (j)	409	411
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 04/12/24 (j)	395	359
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (j)	456	370
Femur Buyer, Inc.
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.50%), 03/05/26 (j) (l)	179	179
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.81%, (3M LIBOR + 3.75%), 06/20/25 (j)	704	707
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (3M LIBOR + 2.25%), 01/24/25 (j)	479	481
HLF Financing S.a r.l.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 08/11/25 (j)	478	479
IQVIA Inc.
2017 USD Term Loan B2, 4.10%, (1M LIBOR + 2.00%), 01/17/25 (j)	124	124
2018 USD Term Loan B3, 0.00%, (3M LIBOR + 1.75%), 06/07/25 (j) (k)	384	384
2018 USD Term Loan B3, 3.85%, (3M LIBOR + 1.75%), 06/07/25 (j)	169	169
Mallinckrodt International Finance S.A.
USD Term Loan B, 4.86%, (3M LIBOR + 2.75%), 09/24/24 (j)	262	196
2018 Term Loan B, 5.18%, (3M LIBOR + 3.00%), 02/24/25 (j)	57	43
MDVIP, Inc.
2017 Term Loan, 6.29%, (3M LIBOR + 4.25%), 01/12/24 (c) (j) (l)	1,215	1,203
MED ParentCo LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 08/01/26 (j) (k)	189	187
National Mentor Holdings, Inc.
2019 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 03/09/26 (j)	319	320
2019 Term Loan C, 6.30%, (3M LIBOR + 4.25%), 03/09/26 (j)	20	20
NMSC Holdings, Inc.
1st Lien Term Loan, 7.26%, (3M LIBOR + 5.00%), 04/11/23 (c) (j)	285	282
Parexel International Corporation
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 08/06/24 (j)	360	341
Professional Physical Therapy
Term Loan, 8.10%, (3M LIBOR + 6.00%), 12/16/22 (c) (j) (m)	1,536	1,302
Term Loan, 8.10%, (3M LIBOR + 3.50%), 12/16/22 (c) (j) (m)	129	109
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (j)	538	538
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 06/19/25 (j)	196	195
Syneos Health, Inc.
2018 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 08/25/24 (j)	254	256
Tecomet Inc.
Term Loan, 5.28%, (3M LIBOR + 3.25%), 04/18/24 (j)	415	412
Universal Health Services, Inc.
Term Loan B, 3.79%, (3M LIBOR + 1.75%), 10/24/25 (j)	99	99
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (j)	442	444
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (j)	634	635
Viant Medical Holdings, Inc.
2018 1st Lien Term Loan, 5.86%, (3M LIBOR + 3.75%), 06/26/25 (j)	261	244
Zest Acquisition Corp.
2018 1st Lien Term Loan, 5.68%, (3M LIBOR + 3.50%), 03/08/25 (j)	999	940
		16,524
Communication Services 1.8%
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 6.30%, (3M LIBOR + 4.25%), 08/15/26 (j)	875	854
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (j)	687	682
Coral-US Co-Borrower, LLC
Term Loan B4, 5.29%, (3M LIBOR + 3.25%), 02/02/26 (j)	478	479
CSC Holdings, LLC
Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/27/27 (j) (k)	393	393
2019 Term Loan B4, 5.03%, (3M LIBOR + 3.00%), 05/07/27 (j)	164	164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (j)	734	738
E.W. Scripps Company (The)
Incremental Term Loan B1, 4.79%, (3M LIBOR + 2.75%), 04/04/26 (j)	237	237
GoodRx, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 09/28/25 (j) (k)	69	69
1st Lien Term Loan, 4.81%, (3M LIBOR + 2.75%), 10/10/25 (j)	148	148
Gray Television, Inc.
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (c) (j)	473	474
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (j)	223	224
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (j)	421	422
ION Media Networks, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 12/17/24 (j) (k)	198	197
2019 Term Loan B, 5.06%, (3M LIBOR + 3.00%), 12/17/24 (j)	477	476
Meredith Corporation
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/31/25 (j)	666	666
Mission Broadcasting, Inc.
2018 Term Loan B3, 4.35%, (3M LIBOR + 2.25%), 01/17/24 (j)	46	46
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (j) (k)	644	648
Nexstar Broadcasting, Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 01/18/24 (j)	229	230
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (j) (k)	204	205
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (j)	221	222
SBA Senior Finance II LLC
2018 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 03/26/25 (j)	859	859
Sinclair Television Group Inc.
Term Loan B2B, 4.54%, (3M LIBOR + 2.50%), 07/18/26 (j)	192	193
Speedcast International Limited
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 05/03/25 (c) (j) (m)	504	423
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (j)	92	92
2018 Term Loan B, 5.06%, (3M LIBOR + 3.00%), 02/05/24 (j)	443	441
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 7.03%, (3M LIBOR + 5.00%), 02/09/23 (j)	398	374
Titan AcquisitionCo New Zealand Limited
Term Loan, 6.35%, (3M LIBOR + 4.25%), 03/29/26 (j)	575	576
Triple Point Technology, Inc.
1st Lien Term Loan, 6.29%, (3M LIBOR + 4.25%), 07/10/20 (j)	195	193
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/15/23 (c) (j) (m)	239	224
2016 1st Lien Term Loan, 8.00%, (3M PRIME + 3.00%), 12/16/23 (c) (j) (m)	—	—
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (j)	428	428
Vungle Inc.
Term Loan, 0.00%, (3M LIBOR + 5.50%), 09/23/26 (j) (k)	902	890
WeddingWire, Inc.
1st Lien Term Loan, 6.55%, (3M LIBOR + 4.50%), 10/30/25 (j)	310	309
		12,576
Materials 1.3%
Anchor Packaging Inc.
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 06/21/26 (j)	142	141
Avantor, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 09/22/24 (j)	157	158
Berlin Packaging LLC
2018 1st Lien Term Loan, 5.05%, (3M LIBOR + 3.00%), 11/01/25 (j)	47	46
2018 1st Lien Term Loan, 5.11%, (3M LIBOR + 3.00%), 11/01/25 (j)	257	251
Berry Global, Inc.
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (j)	702	706
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (j)	339	331
Clearwater Paper Corporation
Term Loan B, 5.31%, (3M LIBOR + 3.25%), 07/19/26 (c) (j) (m)	190	190
Consolidated Container Company LLC
2017 1st Lien Term Loan, 4.79%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (j)	471	468
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 05/22/24 (j) (k)	3	3
Emerald Performance Materials, LLC
New 1st Lien Term Loan, 5.54%, (1M LIBOR + 3.50%), 07/23/21 (j)	225	224
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.32%, (3M LIBOR + 3.00%), 12/15/23 (j)	561	539
2018 Incremental Term Loan, 5.57%, (3M LIBOR + 3.25%), 06/20/25 (j)	43	41
GrafTech Finance, Inc.
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 02/01/25 (j)	465	452
GYP Holdings III Corp.
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 05/15/25 (j)	224	223
H.B. Fuller Company
2017 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 10/11/24 (j)	511	509
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (j)	664	662
Plaze, Inc.
2019 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 08/01/26 (j)	453	451
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 4.75%), 08/21/25 (j)	4	4
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 4.75%), 08/21/25 (j)	181	176
PQ Corporation
2018 Term Loan B, 4.76%, (3M LIBOR + 2.50%), 02/08/25 (j)	435	436
Quikrete Holdings Inc.
2016 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 11/03/23 (j) (k)	110	110
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 11/03/23 (j)	340	339
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.12%, (3M LIBOR + 4.00%), 06/26/25 (j)	237	230
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/18/25 (j)	1	1
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (j)	791	774
Univar Inc.
2017 USD Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/01/24 (j)	476	477

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Wheel Pros, LLC
1st Lien Term Loan, 6.79%, (3M LIBOR + 4.75%), 04/04/25 (c) (j)	1,323	1,294
		9,236
Energy 0.7%
California Resources Corporation
Term Loan, 12.42%, (3M LIBOR + 10.38%), 08/05/23 (j)	84	73
Eastern Power, LLC
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 10/02/23 (j)	449	450
Gavilan Resources, LLC
2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 02/24/24 (c) (j)	5	2
KAMC Holdings, Inc.
2019 Term Loan, 6.18%, (3M LIBOR + 4.00%), 07/24/26 (j) (m)	937	935
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (j)	485	456
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/31/24 (j)	449	436
MHVC Acquisition Corp.
Term Loan, 7.30%, (3M LIBOR + 5.25%), 04/23/24 (c) (j)	1,209	1,197
Murray Energy Corporation
2018 Term Loan B2, 9.35%, (3M LIBOR + 7.25%), 10/17/22 (j)	150	56
NorthRiver Midstream Finance LP
2018 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 10/01/25 (j)	473	469
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 02/28/25 (j)	138	117
Prairie ECI Acquiror LP
Term Loan B, 6.85%, (3M LIBOR + 4.75%), 03/07/26 (j)	263	256
		4,447
Real Estate 0.5%
Apollo Commercial Real Estate Finance, Inc
Term Loan B, 4.78%, (3M LIBOR + 2.75%), 05/07/26 (j)	268	267
Capital Automotive L.P.
2017 2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 03/21/25 (j)	412	413
Forest City Enterprises, L.P.
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/24/25 (j)	298	300
Iron Mountain, Inc.
2018 Term Loan B, 3.79%, (3M LIBOR + 1.75%), 03/02/26 (j)	81	80
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (j)	708	709
NMSC Holdings, Inc.
USD Term Loan B4, 0.00%, (3M LIBOR + 2.00%), 10/04/23 (j) (k)	416	416
Realogy Group LLC
2018 Term Loan B, 4.30%, (3M LIBOR + 2.25%), 01/25/25 (j)	618	587
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (j)	710	711
		3,483
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/19/25 (j)	99	99
Albertsons, LLC
2019 Term Loan B7, 4.79%, (3M LIBOR + 2.75%), 11/17/25 (j)	463	465
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (j)	411	412
Nestle Skin Health SA
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (j) (k)	383	385
PFS Holding Corporation
2nd Lien Term Loan, 9.30%, (3M LIBOR + 7.25%), 01/31/22 (j) (m)	751	75
United Natural Foods, Inc.
Term Loan B, 6.29%, (3M LIBOR + 4.25%), 10/22/25 (j)	226	188
		1,624
Utilities 0.1%
Calpine Corporation
Term Loan B5, 4.61%, (3M LIBOR + 2.50%), 05/23/22 (j)	594	595
Term Loan B9, 4.86%, (3M LIBOR + 2.75%), 03/22/26 (j)	50	50
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.02%, (3M LIBOR + 2.00%), 12/11/25 (j)	110	111
1st Lien Term Loan B3, 4.04%, (3M LIBOR + 2.00%), 12/11/25 (j)	164	164
		920
Total Senior Loan Interests (cost $142,932)		138,953
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (c) (e) (m)	5	13
Jones Energy, Inc. - Class A (c) (e) (m)	2	22
Total Common Stocks (cost $1,972)		35
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (c) (e) (m)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (c) (e) (m)	27	1
Jones Energy, Inc. (b) (c) (e) (l)	9	—
Total Warrants (cost $10)		4
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (c) (e) (m) (n)	102	—
T-Mobile USA Inc. Escrow (c) (e) (m) (n)	3,600	—
T-Mobile USA, Inc. (c) (e) (m) (n)	175	—
T-Mobile USA, Inc. (c) (e) (m) (n)	2	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.6%
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (o) (p)	21,028	21,028
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (o) (p)	17,272	17,272
Total Short Term Investments (cost $38,300)		38,300
Total Investments 102.8% (cost $709,176)		709,949
Other Assets and Liabilities, Net (2.8)%		(19,086)
Total Net Assets 100.0%		690,863

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $245,188 and 35.5% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Non-income producing security.

(f) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

the security may be paid in cash or additional par.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/11/14	528	74	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/15/18	07/10/14	1,505	222	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	08/11/14	2,416	408	0.1
Cemex Finance LLC, 6.00%, 04/01/24	03/19/18	769	771	0.1
Clearwater Seafoods Incorporated, 6.88%, 05/01/25	04/21/17	1,247	1,255	0.2
Salem Media Group, Inc., 6.75%, 06/01/24	05/11/17	1,435	1,282	0.2
Townsquare Media, Inc., 6.50%, 04/01/23	05/09/17	1,133	1,148	0.2
Viking Cruises Limited, 6.25%, 05/15/25	09/13/16	953	1,043	0.1
		9,986	6,203	0.9

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/Crescent High Income Fund
Allied Universal Holdco LLC – 2019 Delayed Draw Term Loan	21	—
Anchor Packaging Inc. – Delayed Draw Term Loan	31	—
MED ParentCo LP – 1st Lien Delayed Draw Term Loan	52	—
Mister Car Wash Holdings, Inc. – 2019 Delayed Draw Term Loan	83	—
Wrench Group LLC – 2019 Delayed Draw Term Loan‡	135	1
	322	1

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.4%
Japan 24.7%
Adastria Co. Ltd.	1	23
Adeka Corporation	2	19
Advantest Corporation	1	40
AEON Co. Ltd.	2	33
Aeon Delight Co.,Ltd.	1	25
AEON Financial Service Co. Ltd. (a)	1	21
AEON Mall Co. Ltd.	1	22
Aichi Steel Corporation	1	14
Aida Engineering,Ltd.	2	19
AIFUL Corporation (b)	5	12
Ain Holdings Inc	—	23
Air Water Inc.	2	31
Aisin Seiki Co. Ltd.	2	50
Ajinomoto Co. Inc.	1	23
Alfresa Holdings Corp.	1	20
All Nippon Airways Co. Ltd.	1	24
ALPS Alpine Co. Ltd.	2	39
Amada Co. Ltd.	2	22
AMANO Corporation	1	24
Anritsu Corporation	1	26
Aozora Bank, Ltd. (a)	1	28
Arata Corporation	1	26
ArcLand Sakamoto Co., Ltd.	2	20
Arisawa Manufacturing Co., Ltd.	2	15
Asahi Holdings, Inc.	1	23
Asahi Kasei Corp.	4	41
Astellas Pharma Inc.	4	60
Avex Inc.	1	14
Bando Chemical Industries, Ltd.	1	9
Bank of Kyoto Ltd.	1	24
Bank of The Ryukyus, Limited	1	12
BayCurrent Consulting , Inc.	1	27
Belc CO., LTD.	—	15
Bellsystem24 Holdings, Inc.	2	25
Bengo4.com, Inc. (b)	1	19
Bic Camera Inc.	2	23
BML Inc.	1	16
BrainPad Inc. (b)	—	23
Brother Industries Ltd.	2	33
Bunka Shutter Co. Ltd.	2	15
Calbee,Inc.	1	25
Canon Marketing Japan Inc.	1	11
Central Japan Railway Co.	—	41
China Bank Ltd. (a)	4	22
Chiyoda Co., Ltd.	1	16
ChubuShiryo Co., Ltd.	1	11
Chudenko Corporation	1	22
Citizen Watch Co., Ltd.	5	23
CKD Corporation	2	20
CMK Corporation	4	20
Coca-Cola Bottlers Japan Holdings Inc.	1	14
Colowide Co., Ltd.	1	22
COMSYS Holdings Corporation	1	23
Concordia Financial Group, Ltd.	6	23
Create SD Holdings.Co., Ltd	1	21
Credit Saison Co. Ltd.	2	26
CyberAgent Inc. (a)	1	23
Dai Nippon Printing Co. Ltd.	1	28
Daibiru Corp.	2	22
Daicel Corp.	3	26
Daido Metal Co., Ltd.	3	18
Daido Steel Co., Ltd.	1	24
Daifuke Co. Ltd.	—	21
Daiho Corp.	1	24
Daiichi Jitsugyo Co., Ltd.	1	20
Dai-ichi Life Holdings, Inc.	2	33
Daiichikosho Co., Ltd.	1	23
Daikin Industries Ltd.	—	40
DaikyoNishikawa Corporation	1	10
Dainippon Sumitomo Pharma Co. Ltd. (a)	1	20
Daishi Hokuetsu Financial Group, Inc.	1	13
Daito Pharmaceutical Co.,Ltd.	1	20
Daito Trust Construction Co. Ltd.	—	51
Daiwa House Industry Co. Ltd.	3	104
Daiwa Securities Group Inc.	7	32
Daiwabo Holdings Co., Ltd.	1	21
Dena Co., Ltd.	1	21
Denka Company Limited	1	19
Denso Corp.	1	40
Dentsu Inc.	1	21
Dexerials Corporation	2	13
DIC Corp.	—	11
Doshisha Co., Ltd.	1	11
DOUTOR·NICHIRES Holdings Co., Ltd.	1	24
Dowa Holdings Co. Ltd.	1	24
Earth Corporation	1	26
East Japan Railway Co.	—	38
EBARA Corporation	1	19
Eisai Co. Ltd.	—	20
Elecom Co.,Ltd.	1	27
Electric Power Development Co., Ltd.	1	23
En-Japan Inc.	1	23
EPS Holdings Inc	1	17
Exedy Corp.	1	22
Ezaki Glico Co.,Ltd.	1	21
F.C.C. Co. Ltd.	1	21
Familymart Co., Ltd.	1	22
Fast Retailing Co. Ltd.	—	60
Ferrotec Holdings Corporation	3	23
Financial Products Group Co.,Ltd.	2	15
FP Corporation	—	25
Fuji Media Holdings, Inc.	2	21
Fuji Oil Holdings Inc.	1	23
FUJIFILM Holdings Corp.	1	22
Fujimori Kogyo Co., Ltd.	1	15
Fujitsu Ltd.	—	32
Fukuoka Financial Group, Inc.	2	30
Furukawa Co., Ltd.	2	22
Furukawa Electric Co., Ltd.	1	24
Futaba Corporation	2	21
Geo Holdings Corp.	1	17
GMO Financial Holdings, Inc.	3	14
GMO Internet, Inc.	1	23
Goldwin Inc.	—	34
GS Yuasa Corp.	1	16
Gunze Limited	1	21
H.I.S.Co.,Ltd.	1	22
H2O Retailing Corporation (a)	2	22
Hakuhodo DY Holdings Incorporated	1	19
Hamakyorex Co.,Ltd.	1	16
Hamamatsu Photonics KK	1	22
Hankyu Hanshin Holdings Inc.	1	27
Harmonic Drive Systems Inc.	1	26
Haseko Corp.	4	44
Heiwa Corporation	1	23
Hiday Hidaka Corp.	1	17
HI-LEX Corporation	1	11
Hino Motors Ltd.	3	25
Hitachi Capital Corporation	1	20
Hitachi Construction Machinery Co. Ltd. (a)	1	27
Hitachi Ltd.	2	64
Hitachi Maxell, Ltd.	1	19
Hitachi Metals Ltd.	2	21
Hitachi Transport System, Ltd.	1	21
Hitachi Zosen Corporation	5	17
Hokuto Corporation	1	20
Hoshizaki Corporation	—	24
House Foods Group Inc.	1	23
Hoya Corp.	1	66
IBJ Leasing Company, Limited	1	24
IHI Corp.	2	33
Iida Group Holdings Co., Ltd. (a)	1	23
Infocom Corporation	1	23
Inpex Corporation	3	30
Internet Initiative Japan Inc	1	27
Isetan Mitsukoshi Holdings Ltd.	3	25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Ishihara Sangyo Kaisha, Ltd.	2	17
Isuzu Motors Ltd.	4	49
ITO EN, LTD.	1	24
ITOCHU Corp. (a)	2	37
J Trust Co., Ltd.	4	17
J.Front Retailing Co., Ltd.	2	26
JACCS Co., Ltd.	1	19
JAFCO Co., Ltd.	1	23
Japan Airlines Co., Ltd	1	21
Japan Aviation Electronics Industry Ltd.	2	23
Japan Elevator Service Holdings Co.,Ltd.	1	24
Japan Exchange Group Inc.	2	24
Japan Lifeline Co., Ltd.	1	23
Japan Material Co.,Ltd.	2	20
Japan Post Holdings Co., Ltd.	3	30
Japan Pulp and Paper Co., Ltd.	—	14
Japan Securities Finance Co., LTD	3	13
JCU Corporation	1	24
JEOL Ltd.	1	24
JFE Holdings Inc.	2	24
JGC Corp.	2	28
Jins Holdings Inc.	—	24
JS Group Corp. (a)	2	28
JSR Corp.	2	35
JTEKT Corp. (a)	2	25
JustSystems Corporation	1	27
JVCKenwood Corporation	8	24
JXTG Holdings, Inc.	17	80
Kagome Co., Ltd.	1	25
Kajima Corp.	3	33
Kakaku.com Inc.	1	30
Kamakura Shinsho, Ltd.	2	22
Kameda Seika Co., Ltd.	1	22
Kanamoto Co. Ltd.	1	22
Kandenko Co., Ltd.	3	24
Kansai Paint Co. Ltd.	1	26
Kawada Technologies,Inc.	—	13
Kawasaki Heavy Industries Ltd. (a)	2	33
Kawasaki Kisen Kaisha, Ltd. (b)	2	22
KDDI Corp.	5	133
Keihan Holdings Co. Ltd.	1	22
Keihin Corporation	2	24
Keikyu Corp.	1	23
Keisei Electric Railway Co. Ltd.	1	25
Kewpie Corporation	1	23
Keyence Corp.	—	62
Kinden Corp.	1	12
Kintetsu Corp.	1	26
KITZ Corporation	3	21
KLab Inc. (a) (b)	3	32
Kmto Energy K.K.	1	21
Kobe Steel Ltd.	3	19
Koito Manufacturing Co. Ltd.	1	30
Komatsu Ltd.	5	122
KOMEDA Holdings Co.,Ltd.	1	22
Komeri Co.,Ltd.	1	22
Komori Corporation	2	21
Konami Corp.	1	24
Konica Minolta Holdings Inc.	5	34
Konishi Co., Ltd.	1	19
Kotobuki Spirits Co., Ltd.	1	33
Kourakuen Holdings Corporation	1	20
Krosaki Harima Corporation	—	21
K's Holdings Corporation	2	16
Kumagai Gumi Co., Ltd.	1	20
Kuraray Co. Ltd.	3	35
Kurita Water Industries Ltd.	1	27
KYB Corporation (b)	1	24
Kyocera Corp.	—	25
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	12
Kyorin Holdings, Inc.	1	22
Kyoritsu Maintenance Co., Ltd.	1	22
Kyowa Exeo Corp.	1	22
Kyushu Financial Group, Inc.	6	23
LAC Co., Ltd (a)	1	16
Lawson Inc.	1	26
Leopalace21 Corporation (a) (b)	8	20
Lintec Corporation	1	22
M&A Capital Partners Co.,Ltd. (b)	—	24
M3, Inc.	1	29
Mabuchi Motor Co. Ltd.	1	22
Macnica Fuji Electronics Holdings, Inc.	2	22
Makino Milling Machine Co., Ltd.	1	26
Marudai Food Co., Ltd.	1	17
Marui Group Co. Ltd.	1	23
Marusan Securities Co., Ltd.	3	15
Maruwa Unyu Kikan Co.,Ltd. (a)	1	25
MAX Co.,Ltd.	1	24
Mazda Motor Corp.	3	29
McDonald's Holdings Co. Japan Ltd.	1	24
Mebuki Financial Group, Inc. (a)	9	22
Meidensha Corporation	1	12
Meiji Holdings Co., Ltd.	—	22
Minebea Mitsumi Inc.	2	32
Miroku Jyoho Service Co., Ltd.	1	14
MISUMI Group Inc.	1	21
Mitsubishi Chemical Holdings Corporation	5	37
Mitsubishi Corp.	3	69
Mitsubishi Electric Corp.	3	43
Mitsubishi Gas Chemical Co. Inc. (a)	2	23
Mitsubishi Heavy Industries Ltd.	1	20
Mitsubishi Logistics Corporation.	1	20
Mitsubishi Materials Corp.	1	35
Mitsubishi Motors Corp.	7	31
Mitsubishi Tanabe Pharma Corp.	2	22
Mitsubishi UFJ Financial Group Inc.	25	128
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	27
Mitsuboshi Belting Ltd.	1	12
Mitsui & Co. Ltd.	3	56
Mitsui Chemicals Inc.	2	34
Mitsui E&S Holdings Co., Ltd. (b)	3	24
Mitsui Fudosan Co. Ltd.	1	30
Mitsui High Tec Incorporation	2	24
Mitsui OSK Lines Ltd.	1	23
mixi, Inc.	1	23
Mizuho Financial Group Inc.	40	61
MIZUNO Corporation	1	13
Morinaga Milk Industry Co., Ltd.	1	19
Morita Holdings Corp.	1	11
MS&AD Insurance Group Holdings, Inc.	1	26
Murata Manufacturing Co. Ltd.	1	63
Musashi Seimitsu Industry Co., Ltd.	2	23
Nagase & Co., Ltd.	2	21
Nagoya Railroad Co. Ltd.	1	24
Nankai Electric Railway Co., Ltd.	1	23
NEC Corp.	1	25
NEC Electronics Corp. (b)	5	32
Neturen Co., Ltd.	1	10
NEXON Co.,Ltd. (b)	2	18
NGK Spark Plug Co. Ltd.	1	25
Nichicon Corporation	3	27
NICHIDEN Corporation	1	15
Nichiha Corporation	1	22
Nichirei Corporation	1	23
Nidec Corp.	—	41
Nifco Inc.	1	22
Nihon Kohden Corporation	1	24
Nihon M & A Center Inc. (a)	1	26
Nihon Parkerizing Co. Ltd.	1	15
Nintendo Co. Ltd.	—	37
Nippo Corp.	1	11
Nippon Express Co. Ltd.	1	31
Nippon Flour Mills Co., Ltd.	1	22
Nippon Gas Co., Ltd.	1	23
Nippon Meat Packers Inc.	1	20
Nippon Parking Development Co., Ltd.	11	17
Nippon Seiki Co., Ltd.	1	11
Nippon Sheet Glass Company,Limited	3	20
Nippon Shinyaku Co., Ltd.	—	25
Nippon Shokubai Co., Ltd.	—	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Nippon Signal Co.,Ltd.	2	22
Nippon Soda Co., Ltd.	1	22
Nippon Steel Corporation	3	37
Nippon Suisan Kaisha, Ltd.	4	21
Nippon Telegraph & Telephone Corp.	1	43
Nippon Thompson Co., Ltd.	5	20
Nipro Corp.	2	23
NISHIMATSUYA CHAIN Co., Ltd.	2	14
Nishi-Nippon Financial Holdings, Inc.	3	22
Nishio Rent All Co.,Ltd.	1	21
Nissan Chemical Industries Ltd.	1	21
Nissan Motor Co. Ltd.	13	79
Nissha Co., Ltd.	1	10
Nissin Electric Co., Ltd.	2	26
Nitori Co. Ltd.	—	29
Nitto Boseki Co., Ltd.	1	22
Nitto Denko Corp.	1	53
NOF Corporation	1	20
Nojima Corporation	1	20
Nomura Holdings Inc.	7	29
Noritsu Koki Co., Ltd.	1	17
North Pacific Bank, Ltd.	5	12
NS Solutions Corporation (a)	1	23
NSD Co., Ltd.	1	23
NSK Ltd.	4	32
NTN Corporation	8	22
NTT Data Corp.	2	25
NTT DoCoMo Inc.	4	95
Obayashi Corp.	5	52
Obic Co. Ltd.	—	23
OCO, K.K.	—	13
Odakyu Electric Railway Co. Ltd.	1	22
Ohsho Food Service Corp.	—	26
Oiles Corporation	2	22
OJI Holdings Corp.	9	43
Okamoto Industries, Inc.	—	15
Okamura Corporation	2	21
Okasan Securities Group Inc.	6	22
Oki Electric Industry Company Limited	2	25
Olympus Corp.	3	34
Omron Corp. (a)	1	28
Orient Corporation	17	24
Oriental Land Co. Ltd.	—	31
ORIX Corp.	7	108
Osaka Soda Co., Ltd.	1	23
OSJB Holdings Corporation	8	18
Pacific Metals Co., Ltd.	1	23
Panasonic Corp.	10	85
Paramount Bed Holdings Co., Ltd.	1	22
Park24 Co. Ltd.	1	23
Piolax, Inc.	1	14
Press Kogyo Co., Ltd.	5	21
Prestige International Inc.	3	22
Qol Holdings Co., Ltd.	1	13
RAIZNEXT Corporation	2	19
Rakus Co.,Ltd.	2	28
Rakuten Inc.	3	26
Recruit Holdings Co., Ltd.	3	80
Rengo Co., Ltd.	3	21
Resona Holdings Inc.	9	41
Retail Partners Co., Ltd.	2	12
Ricoh Co. Ltd.	3	28
Riken, K.K.	—	10
Riso Kyoiku Co., Ltd.	5	22
Rohto Pharmaceutical Co. Ltd.	1	22
Royal Holdings Co., Ltd.	1	20
Ryoyo Electro Corporation	1	15
Saibu Gas Co.,Ltd.	1	13
Sakai Moving Service Co., Ltd.	—	23
Sakata INX Corporation	1	11
SALA Corporation	2	11
Samty Co., Ltd.	2	26
San-Ai Oil Co.,Ltd.	1	14
Sanken Electric Co.,Ltd.	1	22
Sanki Engineering Co., Ltd.	2	19
Sankyo Co. Ltd.	1	21
Sankyo Tateyama, Inc.	1	14
Sankyu Inc.	1	26
Santen Pharmaceutical Co. Ltd.	1	25
Sanwa Holdings Corporation	2	24
Sapporo Holdings Limited	1	18
Sato Holdings Corporation	1	24
Sawai Pharmaceutical Co.,Ltd.	—	21
SBI Holdings Inc.	1	19
SCREEN Holdings Co., Ltd.	1	36
Seiko Epson Corp.	2	31
Seiko Holdings Corporation	1	22
Seino Holdings Corp.	2	21
SEIREN Co., Ltd.	1	13
Sekisui Chemical Co. Ltd.	2	26
SENKO Group Holdings Co., Ltd.	3	20
Seven & I Holdings Co., Ltd.	3	135
Sharp Corp.	2	24
Shibuya Corporation	—	8
Shikoku Chemicals Corporation	1	12
Shima Seiki Mfg., Ltd.	1	18
Shimachu Co., Ltd.	1	25
Shimamura Co. Ltd.	—	16
Shimizu Corp.	3	25
Shin-Etsu Chemical Co. Ltd.	1	108
Shin-Etsu Polymer Co.,Ltd.	2	11
Shinsei Bank Ltd.	2	22
Shionogi & Co. Ltd.	—	22
Showa Corp.	2	25
Showa Denko KK	1	37
Showa Sangyo Co., Ltd.	1	23
Sintokogio, Ltd.	2	17
SKY Perfect JSAT Holdings Inc.	4	15
SKYLARK Holdings Co., Ltd.	1	13
SMC Corp.	—	43
Sohgo Security Services Co. Ltd.	1	26
Sojitz Corp. (a)	7	21
Sompo Holdings, Inc. (a)	1	46
Sony Corp.	4	225
Sotetsu Holdings,Inc.	1	21
S-Pool, Inc.	3	22
Square Enix Holdings Co. Ltd.	1	34
Stanley Electric Co. Ltd.	1	27
Star Micronics Co. Ltd.	1	19
Starzen Company Limited	—	16
Subaru Corp. NPV	3	82
Sugi Holdings Co., Ltd.	1	27
SUMCO Corporation	2	26
Sumitomo Chemical Co. Ltd.	8	38
Sumitomo Corp.	2	38
Sumitomo Densetsu Co.,Ltd.	1	27
Sumitomo Electric Industries Ltd.	4	54
Sumitomo Forestry Co. Ltd. (a)	2	21
Sumitomo Heavy Industries Ltd.	1	36
Sumitomo Metal Mining Co. Ltd.	1	34
Sumitomo Mitsui Financial Group Inc. (a)	3	89
Sumitomo Mitsui Trust Holdings Inc.	1	25
Sumitomo Osaka Cement Co., Ltd.	—	13
Sumitomo Realty & Development Co. Ltd.	1	23
Sumitomo Rubber Industries Inc.	1	14
Sun Frontier Fudousan Co.,Ltd.	2	28
Sushiro Global Holdings Ltd.	—	27
Suzuken Co. Ltd.	—	22
Suzuki Motor Corp.	1	47
Sysmex Corp.	—	27
Systena Corporation (a)	1	19
T&D Holdings Inc.	3	33
T.Hasegawa Co., Ltd.	1	22
Tadano Ltd.	2	21
Taihei Dengyo Kaisha, Ltd.	1	16
Taiheiyo Cement Corp.	1	35
Taisei Corp.	2	62
Taisho Pharmaceutical Holdings Company Ltd. (a)	—	22
Taiyo Yuden Co. Ltd.	1	34
Takamatsu Construction Group Co.,Ltd.	1	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Takasago International Corporation	1	19
Takeda Pharmaceutical Co. Ltd.	2	69
Takeuchi Mfg. Co., Ltd.	1	19
Tamura Corp	4	23
Tayca Corporation	1	9
TDK Corp.	1	90
TechMatrix Corporation	1	26
Teijin Ltd.	2	39
Tekken Corporation	1	21
Terumo Corp.	1	45
The Akita Bank, Ltd.	1	11
The Aomori Bank, Ltd.	1	12
The Bank of Iwate, Ltd.	1	22
The Bank of Nagoya, Ltd.	1	18
The Bank of Okinawa, Ltd.	—	13
The Chugoku Bank, Limited	3	24
The Ehime Bank, Ltd.	2	15
The Gunma Bank, Ltd.	6	20
The Hachijuni Bank, Ltd.	5	22
The Hiroshima Bank Ltd.	2	11
The Hokkoku Bank, Ltd.	—	10
The Hyakugo Bank, Ltd.	4	13
The Hyakujushi Bank, Ltd.	1	12
The Japan Wool Textile Co.,Ltd.	2	15
The Kiyo Bank, Ltd.	1	19
The Musashino Bank, Ltd	—	7
The Nanto Bank, Ltd.	1	14
The Nisshin OilliO Group, Ltd.	1	25
The Ogaki Kyoritsu Bank, Ltd.	1	18
The Oita Bank, Ltd.	1	22
The San-in Godo Bank, Ltd.	3	21
TheKeiyo Bank, Ltd.	2	14
THK Co. Ltd.	1	37
Tobu Railway Co. Ltd.	1	26
TOC Co., Ltd.	3	22
Toda Corp.	4	23
Toei Animation Co., Ltd.	—	14
Toei Company, Ltd.	—	14
Toho Co. Ltd.	1	22
Toho Gas Co. Ltd.	1	23
Toho Holdings Co. Ltd. (a)	1	23
Tohoku Electric Power Co. Inc.	2	21
Tokai Carbon Co., Ltd.	2	20
TOKAI Holdings Corporation	3	25
Tokairika Co., Ltd.	1	24
Token Corporation	—	25
Tokio Marine Holdings Inc.	1	59
Tokuyama Corporation	1	21
Tokyo Broadcasting System Holdings,Inc.	1	21
Tokyo Dome Corporation	1	14
Tokyo Electric Power Co. Holdings Inc. (b)	4	19
Tokyo Electron Ltd. (a)	—	58
Tokyo Seimitsu Co., Ltd.	1	27
Tokyo Tatemono Co. Ltd.	2	25
Tokyu Fudosan Holdings Corporation	4	24
TOMONY Holdings, Inc.	4	12
TOMY Company, Ltd.	2	21
TOPCON Corporation	2	24
Toppan Printing Co. Ltd.	1	25
Topy Industries Ltd.	1	18
Toshiba Machine Co. Ltd.	1	21
Toshiba Plant Systems & Services Corporation	1	20
Toshiba TEC Corporation	1	24
Tosoh Corp.	2	32
TOTO Ltd.	1	23
Toyo Construction Co., Ltd.	6	25
Toyo Seikan Group Holdings Ltd.	1	17
Toyo Tanso Co.,Ltd.	1	22
Toyo Tire Corporation	1	9
Toyoda Gosei Co. Ltd.	1	24
Toyota Motor Corp.	10	678
Trend Micro Inc.	1	29
Tsubaki Nakashima Co., Ltd.	1	21
Tsubakimoto Chain Co.	1	23
Tsukui Corporation	4	17
TV Asahi Holdings Corp.	1	19
UACJ Corporation	1	22
Ube Industries Ltd.	1	26
Unipres Corp.	1	22
United Super Markets Holdings Inc.	1	11
Universal Entertainment Corporation	—	13
UNIZO Holdings Company,Limited	1	58
USS Co. Ltd.	1	21
Valor Holdings Co. Ltd.	1	19
Valqua Ltd	1	22
Vector, Inc. (b)	2	19
Vital Ksk Holdings,Inc.	1	13
V-Technology Co., Ltd.	1	25
Wacom Co., Ltd.	6	20
Wakita & Co., Ltd.	1	11
West Japan Railway Co.	—	25
Yakult Honsha Co. Ltd.	—	22
Yakuodo Co. Ltd.	1	13
Yamada Denki Co. Ltd.	2	11
Yamaha Corp.	1	23
Yamaha Motor Co. Ltd.	2	45
Yamato Holdings Co. Ltd.	1	21
Yamato Kogyo Co. Ltd.	1	20
Yamazen Corporation	1	11
YAOKO Co., Ltd.	1	22
Yaskawa Electric Corp.	1	41
Yokohama Reito Co., Ltd.	2	16
Yokohama Rubber Co. Ltd.	1	16
Yuasa Trading Co. Ltd.	1	23
Yumeshin Holdings Co., Ltd.	2	20
Zenkoku Hosho Co., Ltd.	1	23
Zenrin Co., Ltd.	1	20
		15,217
United Kingdom 12.5%
3i Group plc	5	69
Admiral Group PLC	1	23
Advanced Medical Solutions Group PLC	3	8
Aggreko PLC	3	34
Alliance Pharma PLC	14	12
Anglo American PLC	5	109
Antofagasta PLC	2	21
Arrow Global Group PLC	4	10
Ashtead Group Public Limited Company	3	74
ASOS Plc (b)	1	22
Associated British Foods PLC	1	20
AstraZeneca PLC - ADR	5	222
Auto Trader Group PLC (c)	8	48
Aviva PLC	15	75
Avon Rubber p.l.c.	—	4
B&M European Value Retail S.A.	11	49
Babcock International Group PLC	2	14
BAE Systems PLC	15	106
Balfour Beatty PLC	3	9
Barclays PLC - ADR	5	36
Barratt Developments P L C	10	81
BBA Aviation PLC	8	32
Beazley Ireland Holdings PLC	2	13
Bellway P L C	2	69
Bodycote PLC	1	12
Bovis Homes BVC Ltd.	1	15
BP P.L.C. - ADR	15	563
Brewin Dolphin Holdings PLC	3	13
Britvic PLC	3	42
BT Group Plc	33	72
Bunzl Public Limited Company	1	21
Cairn Energy PLC (b)	12	29
Capital & Counties Properties PLC	6	18
Carnival PLC - ADR	—	20
Central Asia Metals PLC	8	20
Chemring Group PLC	6	14
Chesnara PLC	3	11
Cineworld Group PLC	10	28
Clarkson PLC	—	12
Close Brothers Group PLC	2	32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Coats Group PLC	10	9
Cobham PLC (b)	9	17
Coca-Cola European Partners PLC	—	19
Compass Group PLC	4	93
Convatec Group PLC (c)	10	22
Costain Group PLC	3	5
Cranswick PLC	—	17
Crest Nicholson Holdings plc	2	11
Croda International Public Limited Company	—	27
CYBG PLC	14	20
Dart Group PLC	2	18
DCC Public Limited Company	—	21
Devro PLC	8	19
Diageo PLC - ADR	1	139
Diploma PLC	1	15
Direct Line Insurance Group plc	15	55
Dixons Carphone PLC	8	11
Domino's Pizza Group PLC	6	20
DS Smith PLC	14	62
Dunelm Group PLC	1	13
EI Group PLC (b)	8	26
Electrocomponents Public Limited Company	7	52
Elementis PLC	6	11
EnQuest PLC (b)	59	14
Entertainment One Ltd	3	22
Equiniti Group PLC (c)	1	3
Euromoney Institutional Investor PLC	1	13
Ferrexpo PLC	7	13
Fevertree Drinks PLC	1	22
Fiat Chrysler Automobiles N.V.	3	45
FirstGroup PLC (b)	10	16
Forterra PLC (c)	3	11
G4S PLC	16	37
Galliford Try PLC	1	7
Games Workshop Group PLC	—	24
Gamesys Group PLC (b)	2	18
Gamma Communications PLC	1	20
GlaxoSmithKline PLC - ADR	5	235
Grainger PLC	4	12
Greencore Group Public Limited Company	4	12
Greene King PLC	5	50
Greggs PLC	1	35
GVC Holdings PLC	2	17
Halma Public Limited Company	1	33
Hargreaves Lansdown PLC	1	34
Hastings Group Holdings PLC (c)	5	13
Hays PLC	17	31
Hikma Pharmaceuticals Public Limited Company	1	30
Hill & Smith Holdings PLC	1	11
Hilton Food Group PLC	1	10
Hochschild Mining PLC	6	14
Howden Joinery Group PLC	6	43
HSBC Holdings PLC - ADR	5	196
Hyve Group PLC	9	9
IG Group Holdings PLC	4	33
IMI Plc	3	34
Imperial Brands PLC	2	48
Inchcape PLC	5	36
Informa Switzerland Limited	5	47
InterContinental Hotels Group PLC - ADR	1	32
Intermediate Capital Group PLC	1	23
Intertek Group Plc	1	51
Investec PLC	4	21
IQE PLC (b)	22	17
J D Wetherspoon PLC	1	16
J Sainsbury PLC	12	32
James Fisher And Sons Public Limited Company	1	13
James Halstead PLC	—	3
John Laing Group PLC (c)	7	30
John Wood Group P.L.C.	1	5
Johnson Matthey PLC	1	20
Johnson Service Group PLC	7	15
Jupiter Fund Management PLC	3	15
Keller Group PLC	2	13
Kingfisher Plc	21	53
Lancashire Holdings Limited	1	13
Legal & General Group PLC	29	88
Lloyds Banking Group PLC	212	141
London Stock Exchange Group PLC	1	134
Man Group PLC	5	12
Marks & Spencer Group Plc	5	11
Marshalls PLC	2	20
Marston's PLC	15	23
Mediclinic International PLC	4	16
Meggitt PLC	5	40
Melrose Holdings Limited	24	59
Micro Focus International PLC - ADR	1	15
Mitchells & Butlers Plc (b)	3	13
MITIE Group PLC	6	12
Monarch Realisations 1 PLC (c)	7	12
Mondi plc	2	40
Moneysupermarket.com Group PLC	3	15
Morgan Advanced Materials PLC	3	11
Morgan Sindall Group PLC	1	11
National Express Group PLC	3	18
National Grid PLC - ADR	1	57
Northgate PLC	1	6
OneSavings Bank PLC	2	9
Oxford BioMedica (UK) Limited (b)	1	9
Oxford Instruments PLC	1	22
PageGroup Plc	2	10
Paragon Banking Group PLC	2	12
PayPoint PLC	—	3
Pearson PLC - ADR	4	35
Pennon Group PLC	3	36
Persimmon Public Limited Company	2	55
Pets at Home Group PLC	8	19
Phoenix Group Holdings PLC	4	35
Photo - Me International P L C	9	10
Playtech PLC	5	25
Premier Oil PLC (b)	23	22
Quilter PLC (c)	20	33
R P S Group PLC	6	10
Reach PLC	11	12
Reckitt Benckiser Group PLC	1	52
Redrow PLC	2	12
Relx PLC - ADR (a)	4	90
Renew Holdings PLC.	1	3
Renishaw P L C	—	10
Rentokil Initial PLC	9	49
Rightmove PLC	7	50
Rio Tinto Plc - ADR	3	169
Robert Walters PLC	1	5
Rolls-Royce Holdings plc (b)	5	51
Rotork P.L.C.	10	37
Royal Mail PLC	8	22
RSA Insurance Group PLC	4	25
Savills Plc	1	10
Severn Trent PLC	1	38
Smith & Nephew PLC	2	42
Softcat PLC	1	12
Spectris PLC	1	27
Spirax-Sarco Engineering PLC	—	33
Spire Healthcare Group PLC (c)	7	9
Sports Direct International PLC (b)	3	10
SSE PLC	3	52
SSP Group PLC	4	31
St. James's Place PLC	3	31
St. Modwen Properties PLC	2	10
Standard Chartered PLC	6	50
Standard Life Aberdeen PLC	12	42
Stolt-Nielsen M.S. Ltd.	2	21
Tate & Lyle Public Limited Company	4	33
Taylor Wimpey PLC	36	71
Telford Homes PLC	3	11
Tesco PLC	19	55
The Berkeley Group Holdings PLC	1	67
The Royal Bank of Scotland Group Public Limited Company - ADS	5	26
The Sage Group PLC.	5	44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
TP ICAP PLC	4	18
Travis Perkins PLC	3	41
Tullow Oil PLC	20	51
Tyman PLC	4	12
Ultra Electronics Holdings PLC	1	14
Unilever NV - ADR	3	203
Unilever PLC - ADR	3	152
United Utilities Group PLC	4	41
Vectura Group PLC (b)	19	20
Vesuvius PLC	2	10
Victrex PLC	1	28
Vodafone Group Public Limited Company	36	71
Watkin Jones PLC	6	17
WH Smith PLC	1	35
Whitbread PLC	1	28
William Hill PLC	6	13
WM Morrison Supermarkets P L C	9	22
WPP 2012 Limited	7	93
		7,684
Canada 9.0%
Aecon Group Inc.	2	21
Agnico Eagle Mines Limited	—	23
Air Canada (b)	1	23
Alacer Gold Corp. (b)	4	17
Alamos Gold Inc - Class A	6	36
Alimentation Couche-Tard Inc.	2	61
AltaGas Ltd.	2	34
Altius Minerals Corporation	1	10
ARC Resources Ltd.	4	20
Aritzia, Inc. (b)	1	11
ATCO Ltd. - Class I	—	15
B2Gold Corp. (b)	16	51
Bank of Montreal	3	189
Barrick Gold Corp.	1	14
BlackBerry Limited (b)	4	19
Bombardier Inc. - Class B (b)	13	18
Boralex Inc. - Class A	1	24
Brookfield Asset Management Inc. - Class A	1	44
CAE Inc.	1	23
Cameco Corp.	2	23
Canaccord Genuity Group Inc.	2	8
Canadian National Railway Company	2	156
Canadian Natural Resources Ltd.	8	216
Canadian Tire Corporation, Limited - Class A	—	34
Canadian Utilities Limited - Class A	—	12
Canadian Western Bank	1	30
Canopy Growth Corporation (b)	1	13
CanWel Building Materials Group Ltd. (a)	3	12
Cardinal Energy Ltd	8	16
Cascades Inc.	2	20
CCL Industries Inc. - Class B	1	28
Celestica Inc. (b)	3	22
Cenovus Energy Inc.	5	51
Centerra Gold Inc. (b)	3	30
CGI Inc. (b)	1	71
CI Financial Corp.	2	23
Cineplex Inc.	1	22
Cogeco Inc.	—	22
Computer Modelling Group Ltd.	2	9
Constellation Software Inc.	—	100
Crescent Point Energy Corp.	9	38
Cronos Group Inc. (a) (b)	1	9
Detour Gold Corporation (b)	3	41
Dollarama Inc.	1	32
Dreams Unlimited Corporation - Class A	3	21
Dundee Precious Metals Inc. (b)	6	20
ECN Capital Corp.	3	11
Eldorado Gold Corporation (b)	3	20
Element Fleet Management Corp.	3	22
Emera Inc.	1	35
Empire Company Limited - Class A	2	49
EnCana Corp.	10	46
Enerflex Ltd.	2	15
Enerplus Corporation	4	28
Enghouse Systems Limited	1	22
Equitable Group Inc.	—	31
Ero Copper Corp. (b)	1	19
Extendicare Inc.	3	22
Fairfax Financial Holdings Ltd.	—	44
Finning International Inc.	2	44
First Capital Realty Inc.	1	22
First National Financial Corporation	1	21
First Quantum Minerals Ltd.	7	59
Fortis Inc.	1	59
Freehold Royalties Ltd.	3	19
George Weston Ltd.	—	34
Gibson Energy Holding ULC	1	21
Gildan Activewear Inc.	1	25
Great-West Lifeco Inc.	1	14
Home Capital Group Inc. (b)	1	21
Husky Energy Inc. (b)	2	17
Hydro One Limited (c)	1	22
iA Financial Corporation Inc.	1	59
Imperial Oil Limited	1	24
Inter Pipeline Ltd.	4	75
Interfor Corporation (b)	1	12
Jamieson Wellness Inc.	1	25
Keyera Corp.	2	53
Kinaxis Inc. (b)	—	13
Kinross Gold Corporation (b)	15	70
Knight Therapeutics Inc. (b)	4	21
Linamar Corporation	1	23
Loblaw Cos. Ltd.	1	63
Lundin Mining Corp.	7	32
Magna International Inc.	4	210
Manulife Financial Corp.	6	119
Maple Leaf Foods Inc.	1	22
Martinrea International Inc.	2	19
MEG Energy Corp. (b)	4	18
Metro Inc.	—	13
Mullen Group Ltd.	3	18
New Gold Inc (b)	16	16
NFI Group Inc. (a)	1	11
Norbord Inc.	1	22
Northland Power Inc.	2	40
ONEX Corporation	1	50
Open Text Corp	1	55
Pan American Silver Corp.	2	25
Paramount Resources Ltd - Class A (b)	4	18
Parex Resources Inc. (b)	2	35
Parkland Fuel Corporation	1	38
Plastiques IPL Inc. (b)	1	8
Prairiesky Royalty Ltd. (a)	2	29
Premier Gold Mines Limited (b)	12	18
Pretium Resources Inc. (b)	2	25
Quebecor Inc. - Class B	2	34
Quincaillerie Richelieu Ltee	1	25
Rogers Communications Inc. - Class B	1	43
Rogers Sugar Inc.	4	15
Roxgold Inc. (b)	16	13
Royal Bank of Canada	4	333
Royal Nickel Corporation (a) (b)	40	11
Russel Metals Inc.	1	14
Sabina Gold & Silver Corp. (b)	13	17
Sandstorm Gold Ltd. (b)	4	22
Saputo Inc.	1	34
Secure Energy Services Inc.	2	11
SEMAFO Inc. (b)	6	18
Shaw Communications Inc. - Class B	3	53
Sienna Senior Living Inc.	2	22
SSR Mining Inc. (b)	2	23
Stelco Holdings Inc.	2	13
Stella-Jones Inc.	1	20
Sun Life Financial Inc.	1	53
Suncor Energy Inc.	8	256
Superior Plus Corp.	3	24
Teck Resources Ltd. - Class B	6	94
Teranga Gold Corporation (b)	6	22
TF1 International	1	40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
The Stars Group Inc. (b)	2	30
The Toronto-Dominion Bank	3	182
Timbercreek Financial Corp.	3	20
TMX Group Limited	—	26
TORC Oil & Gas Ltd.	7	20
Torex Gold Resources Inc. (b)	2	26
Toromont Industries Ltd.	1	29
Tourmaline Oil Corp	3	32
TransAlta Corporation	2	21
TransAlta Corporation	4	29
Transcontinental Inc. - Class A (a)	2	20
Turquoise Hill Resources Ltd. (b)	8	4
Vermilion Energy Inc. (a)	2	40
Wajax Corporation	1	11
Westshore Terminals Investment Corporation	1	14
Wheaton Precious Metals Corp.	1	24
Whitecap Resources Inc. (a)	7	23
		5,514
France 8.0%
Albioma	1	14
Alstom	1	38
Alten	—	25
Amundi (c)	—	22
Arkema	1	87
AtoS SE	1	41
AXA SA	2	56
Beneteau SA	1	8
Biomerieux SA	—	21
BNP Paribas SA	1	45
Bollore SA	5	20
Bonduelle	—	9
Bouygues SA	2	74
Bureau Veritas	2	56
Capgemini SA	—	40
Carrefour SA	3	49
CGG (b)	11	25
Cie de Saint-Gobain	3	113
Cie Generale d'Optique Essilor International SA	—	57
CNP Assurances SA	1	19
Coface SA (b)	1	14
Compagnie Generale des Etablissements Michelin	1	158
Compagnie Plastic Omnium	1	24
Danone	2	155
Dassault Systemes SA	—	20
EDENRED	1	35
Eiffage	1	106
Electricite de France	2	25
Elis SA	2	41
Engie	6	98
Eurofins Scientific SE	—	53
Europcar Mobility Group (c)	3	14
Eutelsat Communications	1	23
Faurecia	1	31
Fnac Darty (b)	—	17
Gaztransport Et Technigaz	—	20
Getlink S.E.	2	31
Hermes International SCA	—	49
Iliad SA	—	19
Imerys	1	22
Ingenico Group	—	44
IPSEN	—	20
IPSOS	1	22
Jacquet Metal Service	1	19
JC Decaux SA	1	20
Kaufman & Broad SA	1	20
Kering SA	—	86
Korian S.A.	1	31
Lagardere SCA	1	12
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	173
Latecoere (b) (d)	5	22
Lectra	1	17
Legrand SA	1	88
L'Oreal SA	—	46
LVMH Moet Hennessy Louis Vuitton SE	1	247
Maisons Du Monde (c)	1	15
Metropole Television	1	11
Nexans	—	12
Nexity	1	30
NYSE B.V. (c)	1	44
Orange SA	5	78
Orpea	—	59
Peugeot SA	6	148
Publicis Groupe SA	2	81
Quadient SAS	1	11
Remy Cointreau SA	—	21
Renault SA	1	64
Rexel	2	21
Rothschild & Co	—	11
Rubis	1	42
Safran	—	48
Sanofi SA	—	27
Schneider Electric SE (b)	1	89
SCOR	2	66
SEB SA	—	36
Societe Generale SA	3	77
Sodexo SA	—	47
SOITEC (b)	—	20
Sopra Steria Group	—	20
Spie SA	1	28
SUEZ	2	31
Synergie	—	9
Tarkett	1	8
Teleperformance	—	59
Television Francaise 1	1	13
Thales SA	—	57
Total SA	11	591
Trigano	—	8
Ubisoft Entertainment (b)	1	50
Valeo	3	102
Vallourec (b)	8	20
Veolia Environnement	2	41
Vicat	—	10
VINCI	1	157
Worldline (b)	—	19
		4,922
Switzerland 7.7%
ABB Ltd.	3	65
Adecco Group AG	2	99
Alcon AG (b)	—	29
Allreal Holding AG	—	22
ALSO Holding AG	—	11
Arbonia Solutions AG	1	12
ARYZTA AG (b)	11	9
Ascom Holding AG	2	17
Baloise Holding AG	—	82
Banque Cantonale Vaudoise	—	12
Barry Callebaut AG	—	47
BELIMO Holding AG	—	11
Berner Kantonalbank AG	—	6
Bobst Group SA	—	11
Bossard Holding AG	—	11
Bucher Industries AG	—	17
Burkhalter Holding AG	—	20
Compagnie Financiere Richemont SA	1	38
Credit Suisse Group AG	3	41
Datwyler Holding AG	—	17
dormakaba Holding AG	—	26
Dufry AG	—	22
EMS-Chemie Holding AG	—	22
Flughafen Zurich AG	—	54
Forbo Holding AG	—	24
GAM Holding AG (b)	3	11
Ge Capital Swiss Funding GmbH In Liquidation	—	34
Geberit AG	—	78
Georg Fischer AG	—	51
Givaudan SA	—	87
Glencore PLC	63	189
Helvetia Holding AG	—	63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
INFICON Holding AG	—	22
Interroll Holding AG	—	17
IWG PLC	8	42
Julius Bar Gruppe AG	1	55
Jungfraubahn Holding AG	—	19
Kühne + Nagel International AG	—	35
LafargeHolcim Ltd.	1	49
Lindt & Spruengli AG	—	83
Logitech International S.A.	1	40
Lonza Group AG	—	116
Luzerner Kantonalbank AG	—	11
Mobimo Holding AG	—	23
Nestle SA	8	883
Novartis AG	4	333
OC Oerlikon Corporation AG, Pfaffikon	3	30
Partners Group Holding AG	—	64
PSP Swiss Property AG	—	44
Resurs Holding AB (c)	4	22
Rieter Holding AG	—	21
Roche Holding AG	2	441
Schindler Holding AG	—	24
SFS Group AG	—	20
SGS SA	—	60
Sika AG	1	82
Sonova Holding AG	—	24
SSM Scharer Schweiter Mettler AG	—	22
St.Galler Kantonalbank AG	—	12
STMicroelectronics NV	4	74
Straumann Holding AG	—	35
Sulzer AG	—	20
Sunrise Communications AG - Class N (c)	—	17
Swatch Group AG	—	10
Swatch Group AG	—	23
Swiss Life Holding AG	—	55
Swiss Prime Site AG	1	79
Swiss Re AG	1	65
Swisscom AG	—	132
Temenos Group AG	1	85
u-blox Holding AG	—	21
UBS Group AG	5	57
Valora Holding AG	—	22
VAT Group AG (c)	—	48
Vifor Pharma Management AG	—	47
Vontobel Holding AG	—	12
VZ Holding AG	—	10
Zurich Insurance Group AG	—	70
		4,714
Australia 7.3%
A.P. Eagers Limited (a)	2	15
Adelaide Brighton Ltd.	8	16
AGL Energy Limited	2	24
ALS Limited	6	30
Alumina Ltd.	15	25
AMP Ltd.	31	38
Ansell Limited	1	22
APA Group	2	14
Appen Limited	1	19
ARB Corporation Limited	2	22
Aristocrat Leisure Ltd.	1	25
ASX Ltd.	—	21
Atlas Arteria Limited	4	21
Aurizon Holdings Limited	16	62
Ausdrill Limited	20	31
Australia & New Zealand Banking Group Ltd.	6	108
Bank of Queensland Ltd.	4	24
Bapcor Limited	6	28
Beach Energy Ltd.	21	36
Bega Cheese Limited	2	8
Bendigo and Adelaide Bank Ltd.	4	35
BHP Group PLC	6	133
BHP Group PLC	8	206
Bingo Industries Limited (a)	13	20
BlueScope Steel Ltd.	7	54
Boral Ltd.	11	35
Bravura Solutions Operations Pty Limited	6	17
Breville Group Limited	2	17
Caltex Australia Ltd.	3	50
Carsales.com Limited	3	30
Challenger Financial Services Group Ltd.	2	10
CIMIC Group Limited	1	15
Cleanaway Waste Management Limited	13	18
Coca-Cola Amatil Ltd.	4	27
Cochlear Ltd.	—	35
Coles Group Limited	5	51
Collins Foods Limited	3	21
Commonwealth Bank of Australia	3	168
Computershare Ltd.	2	23
CSL Ltd.	1	150
Domino's Pizza Enterprises Limited	1	26
Downer EDI Ltd.	7	35
Elders Limited	6	26
Emeco Holdings Limited (a) (b)	14	19
Equity Trustees Limited	1	12
Estia Health Limited	12	20
Event Hospitality and Entertainment Ltd	1	11
Evolution Mining Limited	14	43
Flight Centre Ltd.	1	25
Fortescue Metals Group Ltd.	6	37
G.U.D. Holdings Limited	3	18
G8 Education Limited	2	4
Genworth Mortgage Insurance Australia Limited (a)	7	17
GrainCorp Limited - Class A	2	10
Hansen Technologies Limited	8	19
HT&E Limited (a)	8	10
Iluka Resources Limited	3	17
IMDEX Ltd	17	16
Incitec Pivot Ltd.	11	25
Independence Group NL	6	25
Inghams Group Limited	8	16
Insurance Australia Group Ltd.	6	33
InvoCare Limited	2	18
IOOF Holdings Ltd (a)	6	26
IRESS Limited	2	18
JB Hi-Fi Limited (a)	1	30
LendLease Corp. Ltd.	3	39
Link Administration Holdings Limited	8	29
Macquarie Group Limited	1	78
Magellan Financial Group Ltd	1	22
McMillan Shakespeare Limited	1	13
Mesoblast Limited (a) (b)	23	34
Metcash Limited	11	22
Mineral Resources Limited	2	21
Myer Holdings Limited (a) (b)	28	12
National Australia Bank Ltd.	9	174
Network Limited	6	12
Newcrest Mining Ltd.	1	23
NIB Holdings Ltd	4	20
Nine Entertainment Co. Holdings Limited	23	31
Northern Star Resources Ltd.	5	36
NRW Holdings Limited	13	20
Nufarm Limited	7	28
Oceana Gold Pty Ltd	7	19
Oil Search Ltd.	6	28
Oramelius Resources Limited	40	30
Orica Ltd.	4	54
Origin Energy Ltd.	8	43
Orora Limited	17	33
OZ Minerals Ltd.	5	30
Peet Limited	13	10
Pendal Group Limited	4	22
Perpetual Limited	1	19
Perseus Mining Limited (b)	52	24
Platinum Investment Management Limited	7	19
Premier Investments Limited	2	26
Pro Medicus Limited	1	23
Qantas Airways Ltd.	6	25
QBE Insurance Group Ltd.	6	51
Qube Holdings Limited	10	21
Ramsay Health Care Ltd.	1	27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
REA Group Ltd.	—	24
Regis Resources Ltd.	6	21
Resolute Mining Limited (b)	26	25
Rio Tinto Ltd.	1	65
Santos Ltd.	18	94
Saracen Mineral Holdings Ltd. (b)	3	7
SEEK Limited	2	25
Senex Energy Limited (b)	82	19
Service Stream Limited	11	20
Seven Group Holdings Limited	2	22
Seven West Media Limited (b)	32	8
Silver Lake Resources Limited (b)	27	17
Sims Metal Management Limited	3	21
Smartgroup Corporation Ltd	3	25
South32 Limited	27	47
Steadfast Group Ltd	10	23
Suncorp Group Limited	6	53
Super Retail Group Limited	2	14
Superloop Limited (b)	4	3
Superloop Limited (a) (b)	16	11
Sydney Airport Corporation Limited	4	21
Tabcorp Holdings Ltd.	8	25
Tassal Group Limited	7	21
Telstra Corp. Ltd.	12	30
The Star Entertainment Group Limited	12	35
Virtus Health Limited	3	10
Webjet Limited	2	17
Wesfarmers Ltd.	3	91
Western Areas Ltd.	13	28
Westpac Banking Corp.	5	108
Whitehaven Coal Limited	9	19
Wisetech Global Limited	1	26
Woodside Petroleum Ltd.	3	64
Woolworths Group Ltd.	2	59
WorleyParsons Ltd.	3	22
		4,498
Germany 6.8%
Aareal Bank AG	1	23
Adidas AG	—	128
ADVA AG Optical Networking (b)	3	20
Allianz SE	—	115
Amadeus FiRe AG	—	15
ATOSS Software AG	—	3
Aurubis AG	—	21
BASF SE	3	241
Bayerische Motoren Werke AG	1	88
Bechtle Aktiengesellschaft	—	37
BILFINGER SE	1	23
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien	2	23
Brenntag AG	2	91
Carl Zeiss Meditec AG	—	25
Ceconomy AG	2	31
CEWE Stiftung & Co. KGaA	—	19
CompuGroup Medical SE	—	19
Continental AG	1	69
Corestate Capital Holding S.A.	1	26
Covestro AG (c)	2	115
CTS Eventim AG & Co. KGaA	1	41
Daimler AG	5	260
Delivery Hero SE (b) (c)	1	30
Deutsche Bank AG	6	47
Deutsche Boerse AG	1	106
Deutsche EuroShop AG	1	22
Deutsche Pfandbriefbank AG (c)	2	26
Deutsche Post AG	3	107
Deutsche Telekom AG	11	182
DEUTZ Aktiengesellschaft	3	18
Dialog Semiconductor PLC (b)	1	27
Dr. Honle AG	—	1
Dresdner Bank AG	6	36
Durr Aktiengesellschaft	1	17
E.ON SE	13	122
Evonik Industries AG	2	39
Evotec SE (b)	1	28
Fielmann AG	—	25
Fraport AG Frankfurt Airport Services Worldwide	—	39
freenet AG	2	40
Fresenius Medical Care AG & Co. KGaA	2	122
Fresenius SE & Co. KGaA	2	96
GEA Group AG	1	40
Gerresheimer AG	—	20
Hamburger Hafen und Logistik Aktiengesellschaft	1	21
HeidelbergCement AG	—	30
HELLA GmbH & Co. KGaA	1	22
Henkel AG & Co. KGaA	—	22
Hochtief AG	—	31
HORNBACH Holding AG & Co. KGaA	—	5
Hugo Boss AG	1	50
Infineon Technologies AG	3	55
K+S Aktiengesellschaft	2	33
Kion Group AG	1	46
Koenig & Bauer AG	1	20
LANXESS Aktiengesellschaft	1	80
LEG Immobilien AG	—	43
Merck KGaA	—	24
MLP SE	2	12
MTU Aero Engines AG	—	65
Muenchener Rueckversicherungs AG	—	34
Nemetschek SE	1	40
New Work SE	—	11
Nordex SE (b)	2	17
NORMA Group SE	—	15
ProSiebenSat.1 Media SE	3	48
Puma SE	1	65
Rational AG	—	19
Rheinmetall Aktiengesellschaft	1	82
Rocket Internet SE (b) (c)	1	22
RTL Group SA (e)	—	21
SAF-HOLLAND GmbH	2	14
Salzgitter AG	1	13
SAP SE	1	71
Siemens AG	1	78
Siltronic AG	—	25
Sixt SE	—	10
Stroer SE & Co. KGaA	—	17
Sudzucker AG	1	17
Symrise AG	—	44
TAG Immobilien AG	1	27
TAKKT AG	2	21
Talanx Aktiengesellschaft	1	22
Telefonica Deutschland Holding AG	4	12
Uniper SE	1	32
United Internet AG	—	15
Volkswagen AG	—	36
Vonovia SE	2	80
Wirecard AG	—	66
		4,156
Netherlands 3.8%
Aalberts Industries N.V.	2	60
ABN AMRO Bank N.V. - CVA (c)	1	25
Aegon NV	12	50
Airbus SE	1	169
Altice N.V. (b)	7	35
Arcadis NV	2	31
ASM International N.V.	—	44
ASML Holding - ADR	1	161
ASR Nederland N.V.	2	81
BAM Group	3	7
Basic-Fit N.V. (b) (c)	—	10
BE Semiconductor Industries N.V.	1	30
CNH Industrial N.V.	6	62
Corbion	—	11
Heineken NV	1	124
IMCD B.V.	—	30
ING Groep N.V.	4	41
Intertrust N.V. (c)	1	21
Koninklijke Ahold Delhaize N.V.	8	212
Koninklijke Boskalis Westminster N.V. (a)	1	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Koninklijke DSM N.V.	—	59
Koninklijke KPN N.V.	21	64
Koninklijke Philips N.V. - NYRS	1	38
Koninklijke Philips N.V.	1	45
Koninklijke Vopak N.V.	1	44
NN Group N.V.	1	32
OCI N.V. (b)	1	18
Randstad NV	1	72
Royal Dutch Shell PLC - Class B - ADR	7	429
SBM Offshore N.V.	3	45
Signify N.V. (c)	2	44
Sligro Food Group N.V. (a)	—	9
Takeaway.com N.V. (b) (c)	—	31
TKH Group N.V. - ADR	—	21
TomTom N.V.	2	23
Van Lanschot N.V.	1	21
Wolters Kluwer NV	1	104
		2,320
Italy 2.7%
A2A SpA	20	36
Amplifon S.p.A	2	43
ANIMA Holding S.p.A. (c)	5	21
Assicurazioni Generali SpA	2	40
Atlantia SpA	1	25
Azimut Holding S.p.A.	2	28
Banca Generali S.p.A.	1	23
Banco BPM Societa' Per Azioni (a) (b)	13	27
Bper Banca Spa	6	24
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	25
Cerved Group SpA	1	12
Danieli & C. Officine Meccaniche S.p.A.	1	10
DiaSorin S.p.A.	—	25
doBank S.p.A. (c)	1	10
Enel SpA	22	166
ENI SpA	15	224
Erg S.P.A.	1	18
Ferrari N.V.	—	45
Fincantieri S.P.A.	19	21
Finecobank Banca Fineco SPA	5	48
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A. (a)	2	20
Gima Tt S.p.A. (c)	2	19
Guala Closures S.p.A. (b) (f)	2	13
Interpump Group SpA	1	34
Intesa Sanpaolo SpA	14	33
Italgas S.p.A.	5	29
Italmobiliare S.p.A.	—	10
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (b)	13	19
Leonardo S.p.A.	5	54
Mediobanca SpA	4	46
Moncler S.p.A.	2	56
OVS SpA (a) (b) (c)	12	23
Piaggio & C. S.p.A.	7	19
Pirelli & C. S.p.A. (c)	5	30
Prada S.p.A.	5	16
Rai Way S.P.A. (c)	2	12
Reply S.p.A.	—	19
Salini Impregilo S.p.A. (b)	11	24
Salvatore Ferragamo. S.p.A.	1	17
Saras S.p.A.	13	23
Societa' Cattolica Di Assicurazione - Societa' Cooperativa	1	12
Telecom Italia SpA (b)	44	25
Terna – Rete Elettrica Nazionale S.p.A.	3	22
Tinexta S.P.A.	1	18
UniCredit S.p.A.	6	77
Unione Di Banche Italiane S.p.A	16	44
Unipol Gruppo Finanziario S.P.A.	7	37
Zignago Vetro S.p.A	1	9
		1,631
Hong Kong 2.6%
AIA Group Limited	15	140
ASM Pacific Technology Ltd.	3	41
Bank of East Asia Ltd.	11	28
BOC Hong Kong Holdings Ltd.	16	54
Cafe de Coral Holdings Ltd.	8	21
Camsing International Holding Limited (e) (g)	12	2
Cathay Pacific Airways Limited	12	15
Chow Sang Sang Holdings International Limited	8	9
Chow Tai Fook Jewellery Group Limited	22	18
CK Asset Holdings Limited	5	34
CK Hutchison Holdings Limited	6	53
CK Infrastructure Holdings Limited	3	24
CLP Holdings Ltd.	4	47
Dairy Farm International Holdings Ltd.	2	11
Far East Consortium International Limited	23	10
FIH Mobile Limited (b)	151	19
Galaxy Entertainment Group Ltd.	4	25
Giordano International Limited	30	9
Hang Lung Group Ltd.	10	25
Hang Lung Properties Ltd.	8	18
Hang Seng Bank Ltd.	3	71
Henderson Land Development Co. Ltd.	6	28
HK Electric Investments Limited	5	5
HKT Trust	36	57
Hong Kong & China Gas Co. Ltd.	10	20
Hong Kong Exchanges & Clearing Ltd.	2	72
Hongkong Land Holdings Ltd.	4	22
Kerry Logistics Network Limited	9	14
Kerry Properties Ltd.	4	14
Kowloon Development Company Limited	11	13
Li & Fung Limited	152	17
Lifestyle International Holdings Limited	7	8
Luk Fook Holdings International Ltd.	4	10
Melco International Development Limited	11	26
MGM China Holdings Limited	13	21
MTR Corp.	3	20
New World Development Ltd.	60	78
NWS Holdings Ltd.	10	16
Pacific Basin Shipping Limited	99	20
Pacific Textiles Holdings Limited	21	14
PCCW Ltd.	57	32
Power Assets Holdings Ltd.	4	27
Shangri-La Asia Ltd.	10	10
Shun Tak Holdings Limited	28	11
Sino Land Co.	14	21
SJM Holdings Limited	22	21
Sun Hung Kai Properties Ltd.	2	36
Swire Pacific Ltd. - Class A	3	23
Swire Properties Limited	5	17
Tai Cheung Holdings Limited	11	9
Techtronic Industries Company Limited	5	35
Television Broadcasts Limited	6	10
Vitasoy International Holdings Ltd.	6	24
VTech Holdings Ltd.	1	12
WH Group Limited (c)	84	75
Wharf Holdings Ltd.	11	24
Wharf Real Estate Investment Company Limited	3	16
Wheelock & Co. Ltd.	4	23
Xinyi Glass Holdings Limited	24	26
Yue Yuen Industrial Holdings Ltd.	8	22
		1,623
Sweden 2.5%
AB SKF - Class B	3	51
Addnode Group Aktiebolag (publ)	—	2
Addtech AB	1	21
Aktiebolaget Electrolux - Class B	2	54
Aktiebolaget Volvo - Class B	9	122
Alfa Laval AB	1	29
Alimak Group AB (publ) (c)	1	10
Atlas Copco Aktiebolag - Class A	1	46
Atlas Copco Aktiebolag - Class B	1	23
Axfood AB	1	23
Billerudkorsnas Aktiebolag (Publ)	2	17
Boliden AB	3	68
Bonava AB (Publ)	1	12
Bure Equity AB	1	15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Byggmax Group AB (b)	4	13
Clas Ohlson Aktiebolag	2	21
Cloetta AB - Class B	5	16
Dometic Group AB (publ) (c)	2	18
Duni AB	2	20
Dustin Group AB (c)	2	19
Elekta AB (publ) - Class B	2	21
Eltel AB (a) (b) (c)	5	11
Essity Aktiebolag (publ) - Class B	2	50
G&L Beijer Ref AB	1	13
Getinge AB - Class B	2	21
Granges AB	2	20
Hemfosa Fastigheter AB	2	23
Hennes & Mauritz AB - Class B	3	49
Hexagon Aktiebolag - Class B	—	23
Hexpol AB	3	22
HMS Networks AB	1	14
Hoist Finance AB (publ) (b) (c)	2	10
Holmen Aktiebolag	—	11
Indutrade Aktiebolag	1	18
Intrum AB	1	22
JM AB (a)	1	25
Lifco Ab (Publ)	—	20
Lindab International AB	2	20
Loomis AB	1	34
NIBE Industrier AB	1	19
Nobina AB (publ) (c)	4	23
Nyfosa AB (b)	3	21
OEM International Aktiebolag	—	10
Pandox Aktiebolag	1	17
Peab AB	3	24
Ratos AB	7	17
Saab AB - Class B	1	20
Sandvik AB	3	49
Securitas AB - Class B	1	22
Skandinaviska Enskilda Banken AB - Class A	5	49
Skanska AB - Class B	3	57
SSAB AB	7	18
Svenska Cellulosa Aktiebolaget SCA - Class B	2	21
Svenska Handelsbanken AB - Class A	3	27
Swedbank AB - Class A	1	21
Swedish Match AB	1	21
Swedish Orphan Biovitrum AB (Publ) (b)	1	17
Telia Co. AB	5	22
Thule Group AB (c)	1	16
Trelleborg AB	2	21
VBG Group AB (publ)	1	10
		1,549
Denmark 1.6%
Aktieselskabet Schouw & Co.	—	10
ALK-Abello A/S (b)	—	14
Bavarian Nordic A/S (a) (b)	1	25
Carlsberg A/S - Class B	—	25
Chr. Hansen Holding A/S	—	30
Coloplast A/S - Class B	—	23
Dampskibsselskabet NORDEN A/S	2	21
Danske Bank A/S	2	22
DFDS A/S	—	17
DSV A/S	—	31
FLSmidth & Co. A/S	1	27
GN Store Nord A/S	1	51
ISS A/S	2	37
Jyske Bank A/S (b)	1	33
Novo Nordisk A/S - Class B	4	226
Novozymes A/S - Class B	1	44
Orsted A/S (c)	—	27
Pandora A/S	1	38
PER AARSLEFF Holding A/S	1	20
Ringkjobing Landbobank. Aktieselskab	—	26
Rockwool International A/S	—	17
Royal Unibrew A/S	1	45
Scandinavian Tobacco Group A/S (c)	1	12
SimCorp A/S	—	33
Spar Nord Bank A/S	1	11
Topdanmark A/S	—	18
Torm PLC (b)	2	15
Tryg A/S	1	19
Vestas Wind Systems A/S	—	27
Zealand Pharma A/S (b)	1	27
		971
Spain 1.5%
ACS, Actividades de Construccion y Servicios, S.A.	1	48
AENA, S.M.E., S.A. (c)	—	28
Almirall, S.A.	1	22
Amadeus IT Group SA	1	73
Atresmedia Corporacion de Medios de Comunicacion, S.A. (a)	4	17
Banco Bilbao Vizcaya Argentaria SA	12	61
Banco de Sabadell, S.A.	35	34
Banco Santander SA	25	102
Bankinter SA	3	18
CaixaBank, S.A.	9	23
Cellnex Telecom, S.A. (c)	1	29
Ebro Foods, S.A.	1	10
Euskaltel, S.A. (c)	2	15
Faes Farma, SA	3	17
Ferrovial, S.A.	1	25
Fomento De Construcciones Y Contratas, S.A.	1	10
Global Dominion Access, S.A. (b) (c)	2	9
Grifols, S.A. - Class A	1	42
Industria de Diseno Textil, S.A.	2	56
MAPFRE, S.A.	8	22
Mediaset Espana Comunicacion, S.A.	3	19
Melia Hotels International, S.A.	3	21
Naturgy Energy Group SA	1	23
Red Electrica Corporacion, S.A.	1	22
Repsol SA	2	32
Siemens Gamesa Renewable Energy, S.A.	1	17
Tecnicas Reunidas, S.A. (b)	1	20
Telefonica SA	15	117
		932
Belgium 1.4%
Ackermans	—	37
ageas SA/NV	2	83
Agfa-Gevaert NV (b)	3	10
Anheuser-Busch InBev	2	229
Barco NV	—	16
Compagnie D'entreprises CFE	—	16
Elia System Operator	—	24
Euronav	2	18
Fagron	1	10
Galapagos (b)	—	26
Gimv	—	11
KBC Groep NV	1	58
Kinepolis Group	—	12
Lotus Bakeries	—	14
Melexis (a)	—	15
NV Bekaert SA	1	14
Ontex Group	1	12
Proximus	2	61
Recticel	2	21
Solvay SA	1	79
Telenet Group Holding	—	19
Tessenderlo Group (b)	—	11
UCB SA	1	44
		840
Finland 1.4%
Adapteo Oyj (b)	1	9
Cargotec Oyj	—	13
Citycon Oyj (a)	1	12
Cramo OYJ	1	8
Elisa Oyj	1	60
Huhtamaki Oyj - Class I	1	47
Kemira Oyj	1	16
Kesko Oyj	—	31
Kone Corporation - Class B	1	44
Konecranes Abp	—	14
Lassila & Tikanoja Oyj	1	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Metso Oyj	1	39
Neste Oyj	2	55
Nokian Renkaat Oyj	2	43
Nordea Bank Abp (b)	4	31
Orion Oyj - Class B	1	30
Outokumpu Oyj	6	17
Ponsse Oyj	—	13
Sampo Oyj - Class A	2	77
Sanoma Oyj	1	16
Stora Enso Oyj - Class R	3	37
Tikkurila Oyj	1	10
UPM-Kymmene Oyj	4	113
Vaisala Oyj	1	18
Valmet Oy	2	36
Wartsila Oyj (a)	1	16
YIT Oyj (a)	4	23
		840
Singapore 0.9%
Black Ridge Acquisition Corp.	16	11
Bukit Sembawang Estates Limited	2	9
BW LPG PTE. LTD. (c)	4	25
CapitaLand Ltd.	4	10
City Developments Ltd.	2	18
ComfortDelgro Corp. Ltd.	11	19
DBS Group Holdings Ltd.	4	80
Genting Singapore Limited	15	10
Hong Leong Finance Limited F.K.A	5	10
IGG Singapore Pte Ltd.	10	6
Keppel Corporation Limited	5	24
Oversea-Chinese Banking Corporation Limited	5	40
Sembcorp Industries Ltd	6	9
SembCorp Marine Ltd. (b)	10	8
Singapore Airlines Ltd.	5	32
Singapore Airport Terminal Services Ltd.	6	20
Singapore Exchange Ltd.	4	23
Singapore Press Holdings Ltd.	16	24
Singapore Telecommunications Limited	13	28
StarHub Ltd	19	18
United Overseas Bank Ltd.	2	45
UOL Group Ltd.	2	11
Venture Corp. Ltd.	3	30
Wilmar International Limited	7	19
Wing Tai Holdings Limited	9	14
XP Power PLC	—	11
Yangzijiang Shipbuilding (Holdings) Ltd.	12	8
		562
Ireland 0.8%
AIB Group Public Limited Company	8	24
Bank of Ireland Group Public Limited Company	15	59
Cairn Homes Public Limited Company (b)	2	3
CRH public limited company - ADR	4	125
Flutter Entertainment Public Limited Company	1	56
Grafton Group Public Limited Company	2	14
James Hardie Industries Public Limited Company - CDI	2	32
Kerry Group Plc - Class A	1	73
Kingspan Group Plc	1	62
Smurfit Kappa Funding Designated Activity Company	2	52
		500
Norway 0.8%
Aker BP ASA	1	20
Atea ASA	1	10
Borregaard ASA	1	12
DNB Bank ASA	2	42
Equinor ASA	5	103
Frontline Ltd. (b)	2	19
Grieg Seafood ASA	2	20
Mowi ASA	1	28
Nel ASA (b)	33	30
Norsk Hydro ASA	6	20
Norwegian Finans Holding ASA (b)	2	14
Odfjell Drilling Ltd. (b)	7	21
Sbanken ASA (c)	3	18
Sparebank 1 Sr-Bank Asa	1	11
Storebrand ASA	2	12
Subsea 7 S.A.	2	19
Telenor ASA	2	32
TGS NOPEC Geophysical Company ASA	1	25
TOMRA Systems ASA	1	17
		473
Israel 0.7%
Alrov Properties & Lodgings Ltd.	—	5
Bank Hapoalim BM	3	21
Bank Leumi Le-Israel BM	4	31
Clal Insurance Co Ltd. (b)	1	11
Delek Group Ltd.	—	13
Formula Systems (1985) Ltd.	—	25
Harel Insurance Investments & Financial Services L	1	12
Hilan Ltd	1	28
Israel Discount Bank Ltd. - Class A	5	21
Matrix I.T. Ltd	2	26
Melisron Ltd.	—	15
Menora Mivtachim Insurance Ltd.	1	18
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. (b)	—	28
Nova Measuring Instruments Ltd. (b)	1	28
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	24
Shikun & Binui Ltd.	4	16
Strauss Group Ltd	1	18
The First International Bank of Israel Limited	1	24
Tower Semiconductor Ltd. (b)	1	28
		416
Austria 0.5%
ams AG (b)	1	52
Erste Group Bank AG	1	44
EVN AG	1	12
Lenzing Aktiengesellschaft	—	9
OMV AG	1	47
Osterreichische Post Aktiengesellschaft	1	23
Raiffeisen Bank International AG	—	11
RHI Magnesita N.V.	—	18
S IMMO AG	1	18
Telekom Austria Aktiengesellschaft	2	12
UNIQA Insurance Group AG	2	17
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	1	22
Voestalpine AG	1	17
		302
United States of America 0.4%
Bausch Health Companies Inc. (b)	2	39
BCE Inc.	1	25
Iamgold Corp. (b)	5	18
Methanex Corporation	—	17
Qiagen N.V. (b)	1	20
Ritchie Bros. Auctioneers Inc.	1	26
Samsonite International S.A.	18	39
Waste Connections, Inc. (e)	—	37
		221
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	2	20
Air New Zealand Limited	6	10
Chorus Limited	3	10
Contact Energy Limited	3	13
EBOS Group Limited	1	14
Mainfreight Limited	—	10
Mercury NZ Limited	7	23
Meridian Energy Limited	7	23
Metlifecare Limited	4	11
Ryman Healthcare Ltd.	2	13
SKYCITY Entertainment Group Limited	4	10
Spark New Zealand Ltd.	6	15
Summerset Group Holdings Limited	4	16
Z Energy Ltd.	1	5
		193

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Portugal 0.3%
Energias de Portugal SA	8	31
Galp Energia, SGPS, S.A.	3	41
Jeronimo Martins, SGPS, S.A.	2	32
NOS, SGPS, SA.	4	21
Ren - Redes Energeticas Nacionais, SGPS, S.A.	8	22
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	10
SONAE - S.G.P.S., S.A.	20	18
		175
Luxembourg 0.1%
Aperam	1	19
ArcelorMittal	1	18
L'Occitane International SA	5	11
Millicom International Cellular SA - SDR	—	19
Tenaris SA	2	19
		86
Jersey 0.1%
Centamin PLC	18	27
Highland Gold Mining Ltd.	9	23
		50
United Arab Emirates 0.0%
NMC Health PLC	1	24
Faroe Islands 0.0%
P/F Bakkafrost Sales	—	23
China 0.0%
Leyou Technologies Holdings Limited (a) (b)	35	11
VSTECS Holdings Limited	22	11
		22
Colombia 0.0%
Frontera Energy Corporation	2	20
Macau 0.0%
Sands China Ltd.	4	18
Monaco 0.0%
Endeavour Mining Corporation (b)	1	13
Liechtenstein 0.0%
VP Bank AG	—	12
Isle of Man 0.0%
Strix Group PLC	5	11
Total Common Stocks (cost $61,429)		60,532
PREFERRED STOCKS 0.5%
Germany 0.5%
Bayerische Motoren Werke AG	—	9
Dragerwerk AG & Co. KGaA (h)	—	9
Fuchs Petrolub SE	1	32
Porsche Automobil Holding SE (h)	1	37
Sartorius AG	—	30
Sixt SE	—	10
STO SE & Co. KGaA	—	10
Volkswagen AG (h)	1	205
Total Preferred Stocks (cost $352)		342
RIGHTS 0.0%
Australia 0.0%
Superloop Limited (b)	3	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (i) (j)	1,247	1,247
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (i) (j)	300	300
Total Short Term Investments (cost $1,547)		1,547
Total Investments 101.4% (cost $63,328)		62,421
Other Assets and Liabilities, Net (1.4)%		(891)
Total Net Assets 100.0%		61,530

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $1,169 and 1.9% of the Fund.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Convertible security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guala Closures S.p.A.	06/25/19	13	13	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 20.7%
3D Systems Corporation (a) (b)	15	119
Acacia Communications, Inc. (a)	3	205
Accenture Public Limited Company - Class A	23	4,334
ACI Worldwide, Inc. (a)	11	336
Adobe Inc. (a)	13	3,505
Ads Alliance Data Systems Inc.	3	423
ADTRAN, Inc.	6	63
Advanced Micro Devices, Inc. (a)	38	1,105
Agilysys, Inc. (a)	1	21
Akamai Technologies, Inc. (a)	10	906
Alarm.Com Holdings, Inc. (a)	2	107
Alpha and Omega Semiconductor Limited (a)	3	41
Ambarella Inc. (a)	5	288
Amdocs Limited	9	588
American Software, Inc. - Class A	2	27
Amkor Technology, Inc. (a)	29	268
Amphenol Corporation - Class A	11	1,095
Amtech Systems, Inc. (a)	1	5
Analog Devices, Inc.	9	979
Anixter International Inc. (a)	3	222
ANSYS, Inc. (a)	2	539
Apple Inc.	206	46,213
Applied Materials, Inc.	37	1,866
Applied Optoelectronics, Inc. (a) (b)	1	11
Arista Networks, Inc. (a)	2	468
Arlo Technologies, Inc. (a)	6	21
Arrow Electronics, Inc. (a)	8	579
ASGN Incorporated (a)	6	378
Aspen Technology, Inc. (a)	6	759
Atlassian Corporation PLC - Class A (a)	1	115
Autodesk, Inc. (a)	5	801
Automatic Data Processing, Inc.	16	2,527
Avaya Holdings Corp. (a)	8	83
Avid Technology, Inc. (a)	3	20
Avnet, Inc.	8	367
AVX Corporation	12	180
Axcelis Technologies, Inc. (a)	3	51
AXT, Inc. (a)	1	3
Badger Meter, Inc.	3	141
Bel Fuse Inc. - Class B	1	20
Belden Inc.	5	261
Benchmark Electronics, Inc.	7	192
Black Knight, Inc. (a)	7	401
Blackbaud, Inc.	3	263
Booz Allen Hamilton Holding Corporation - Class A	12	873
Bottomline Technologies Inc. (a)	2	74
Broadcom Inc.	11	3,171
Broadridge Financial Solutions, Inc.	7	822
Brooks Automation Inc.	7	258
Cabot Microelectronics Corporation	2	255
CACI International Inc. - Class A (a)	2	530
Cadence Design Systems Inc. (a)	12	813
CalAmp Corp. (a)	3	30
Calix, Inc. (a)	6	37
Carbonite Inc. (a)	2	36
Cardtronics PLC - Class A (a)	7	209
Cass Information Systems, Inc.	1	67
CDK Global, Inc.	10	477
CDW Corp.	8	998
CEVA Inc. (a)	1	24
Ciena Corp. (a)	13	507
Cirrus Logic Inc. (a)	8	434
Cisco Systems, Inc.	135	6,668
Cision Ltd. (a)	6	45
Citrix Systems Inc.	6	621
Clearfield, Inc. (a)	1	7
Cognex Corp.	9	464
Cognizant Technology Solutions Corp. - Class A	17	1,018
Coherent Inc. (a)	2	265
Cohu Inc.	5	63
CommScope Holding Company, Inc. (a)	11	130
Communications Systems Inc.	1	6
CommVault Systems Inc. (a)	2	102
Computer Task Group Inc. (a)	3	13
Comtech Telecommunications Corp.	1	39
Conduent Inc. (a)	15	90
CoreLogic, Inc. (a)	6	288
Corning Inc.	42	1,200
Coupa Software Incorporated (a)	2	220
Cree, Inc. (a)	9	452
CSG Systems International, Inc.	4	216
CTS Corp.	3	109
Cyberoptics Corp. (a)	1	8
Cypress Semiconductor Corp.	28	665
Daktronics Inc.	5	36
Dell Technology, Inc. - Class C (a)	4	210
Diebold Nixdorf Inc. (a)	8	86
Digi International Inc. (a)	4	50
Diodes Inc. (a)	6	258
DocuSign, Inc. (a)	2	128
Dolby Laboratories, Inc.	4	287
DSP Group, Inc. (a)	1	14
DXC Technology Company	20	591
Ebix Inc. (b)	4	175
EchoStar Corp. - Class A (a)	4	165
Emcore Corp. (a)	3	10
Endurance International Group Holdings, Inc. (a)	8	28
Entegris, Inc.	12	564
Envestnet, Inc. (a)	2	99
EPAM Systems, Inc. (a)	2	446
ePlus Inc. (a)	2	128
Euronet Worldwide Inc. (a)	5	660
EVERTEC, Inc.	6	199
ExlService Holdings Inc. (a)	5	325
F5 Networks Inc. (a)	4	558
Fabrinet (a)	2	122
Fair Isaac Corp. (a)	3	759
FARO Technologies Inc. (a)	2	85
Fidelity National Information Services, Inc.	19	2,525
First Solar Inc. (a)	7	378
Fiserv Inc. (a)	16	1,648
Fitbit, Inc. - Class A (a) (b)	31	118
FleetCor Technologies Inc. (a)	5	1,379
Flex Ltd. (a)	53	555
FLIR Systems Inc.	10	516
FormFactor Inc. (a)	8	146
Fortinet, Inc. (a)	6	442
Frequency Electronics Inc. (a)	1	12
Gartner Inc. (a)	3	360
Genpact Limited	18	699
Global Payments Inc.	14	2,207
Globalscape, Inc.	1	6
Globant S.A. (a)	3	232
GSI Technology, Inc. (a)	1	7
Guidewire Software, Inc. (a)	4	369
Hackett Group Inc.	3	53
Harmonic Inc. (a)	10	68
Hewlett Packard Enterprise Company	75	1,138
HP Inc.	48	909
HubSpot Inc. (a)	1	105
Ichor Holdings, Ltd. (a)	2	59
II-VI Inc. (a)	10	347
Infinera Corporation (a) (b)	26	142
INPHI Corporation (a)	2	149
Insight Enterprises, Inc. (a)	4	212
Intel Corp.	217	11,170
InterDigital Communications, Inc.	4	196
International Business Machines Corp.	39	5,709
Intevac Inc. (a)	1	5
Intuit Inc.	7	1,982
IPG Photonics Corporation (a)	3	363
Itron Inc. (a)	4	297
J2 Cloud Services, LLC	4	391
Jabil Inc.	21	733
Jack Henry & Associates Inc.	3	467
Juniper Networks, Inc.	19	469

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
KBR, Inc.	15	362
Kemet Corp.	9	157
Key Tronic Corp. (a)	—	3
Keysight Technologies, Inc. (a)	6	597
Kimball Electronics Group, LLC (a)	3	38
KLA-Tencor Corp.	9	1,426
Knowles Corporation (a)	15	313
Kopin Corp. (a) (b)	3	2
Kulicke & Soffa Industries Inc.	9	203
KVH Industries Inc. (a)	2	16
Lam Research Corp.	5	1,182
Lattice Semiconductor Corp. (a)	7	135
Leidos Holdings Inc.	10	894
Limelight Networks, Inc. (a)	7	22
Littelfuse Inc.	2	391
Liveramp, Inc. (a)	7	299
LogMeIn, Inc.	3	217
Lumentum Holdings Inc. (a)	3	164
MACOM Technology Solutions Holdings, Inc. (a)	8	171
MagnaChip Semiconductor, Ltd. (a) (b)	4	41
Manhattan Associates Inc. (a)	5	426
Mantech International Corp. - Class A	3	189
Marvell Technology Group Ltd	24	605
MasterCard Incorporated - Class A	34	9,184
Maxim Integrated Products, Inc.	14	783
MAXIMUS Inc.	6	473
MaxLinear, Inc. - Class A (a)	10	214
Methode Electronics Inc.	5	177
Microchip Technology Incorporated	11	1,005
Micron Technology Inc. (a)	64	2,746
Microsoft Corp.	236	32,784
MicroStrategy Inc. - Class A (a)	1	129
MKS Instruments, Inc.	5	475
MongoDB, Inc. - Class A (a) (b)	1	135
Monolithic Power Systems Inc.	2	336
Monotype Imaging Holdings Inc.	4	71
Motorola Solutions Inc.	7	1,132
MTS Systems Corp.	2	132
Nanometrics Inc. (a)	5	160
National Instruments Corp.	8	322
NCR Corporation (a)	10	316
NeoPhotonics Corporation (a)	3	19
NetApp, Inc.	14	761
NETGEAR, Inc. (a)	6	194
NetScout Systems, Inc. (a)	8	188
New Relic, Inc. (a)	1	58
NIC Inc.	5	103
Novantas Inc. (a)	3	262
Nuance Communications, Inc. (a)	20	319
NVE Corp.	—	31
NVIDIA Corporation	17	2,986
Okta, Inc. - Class A (a)	2	178
On Semiconductor Corporation (a)	41	778
Onespan, Inc. (a)	3	49
Oracle Corporation	92	5,089
OSI Systems Inc. (a)	2	198
Palo Alto Networks, Inc. (a)	2	321
Paychex Inc.	10	814
Paycom Software, Inc. (a)	4	925
Paylocity Holding Corporation (a)	2	158
Paypal Holdings, Inc. (a)	21	2,212
PC Connection, Inc.	3	120
PDF Solutions Inc. (a)	2	31
Pegasystems Inc.	1	41
Perceptron, Inc. (a)	1	5
Perficient, Inc. (a)	3	129
Perspecta Inc.	12	326
PFSweb Inc. (a)	2	6
Photronics Inc. (a)	7	76
Plantronics Inc.	2	86
Plexus Corp. (a)	3	213
Power Integrations Inc.	3	315
Presidio Inc.	9	150
PRGX Global, Inc. (a)	1	5
Progress Software Corp.	4	156
Proofpoint, Inc. (a)	1	181
PTC Inc. (a)	3	191
Pure Storage, Inc. - Class A (a)	6	109
QAD Inc. - Class A	1	29
Qorvo, Inc. (a)	8	612
Qualcomm Incorporated	33	2,516
Qualys, Inc. (a)	2	174
Rambus Inc. (a)	13	174
RealNetworks, Inc. (a)	2	3
RealPage, Inc. (a)	5	324
Ribbon Communications Inc. (a)	7	41
Richardson Electronics Ltd.	1	3
RingCentral, Inc. - Class A (a)	1	144
Rogers Corp. (a)	2	243
Rudolph Technologies Inc. (a)	3	87
Sabre Corporation	23	504
Salesforce.Com, Inc. (a)	10	1,428
Sanmina Corp. (a)	8	271
Sapiens International Corporation N.V.	1	16
ScanSource Inc. (a)	4	117
Science Applications International Corp.	6	531
SeaChange International Inc. (a)	2	6
Seagate Technology Public Limited Company	15	810
Semtech Corp. (a)	6	276
ServiceNow, Inc. (a)	2	571
Servicesource International, Inc. (a)	1	—
Silicon Laboratories Inc. (a)	1	142
Skyworks Solutions, Inc.	14	1,135
SMART Global Holdings, Inc. (a)	4	102
SolarEdge Technologies Ltd. (a)	5	457
Splunk Inc. (a)	2	283
SPS Commerce, Inc. (a)	2	100
SS&C Technologies Holdings, Inc.	12	627
Stratasys, Inc. (a)	5	111
Super Micro Computer, Inc. (a)	4	84
Sykes Enterprises Inc. (a)	7	201
Symantec Corp.	12	285
Synaptics Incorporated (a)	3	127
Synchronoss Technologies, Inc. (a)	4	24
SYNNEX Corporation	6	721
Synopsys Inc. (a)	3	439
Systemax Inc.	3	70
TE Connectivity Ltd.	15	1,367
Tech Data Corp. (a)	4	385
TeleNav Inc. (a)	3	16
Teradata Corporation (a)	10	325
Teradyne Inc.	13	735
Tessco Technologies Inc.	1	9
Texas Instruments Incorporated	35	4,468
The Rubicon Project, Inc. (a)	3	27
TiVo Corporation	13	96
Transact Technologies Inc.	—	1
Trimble Inc. (a)	11	413
TTEC Holdings, Inc.	5	257
TTM Technologies, Inc. (a)	17	203
Tyler Technologies Inc. (a)	1	310
Ultra Clean Holdings, Inc. (a)	3	44
Unisys Corp. (a)	4	29
Universal Display Corporation	3	492
Veeco Instruments Inc. (a)	5	61
Verint Systems Inc. (a)	5	215
Versum Materials, Inc.	9	501
ViaSat, Inc. (a)	5	369
Viavi Solutions Inc. (a)	17	234
Virtusa Corporation (a)	4	129
Visa Inc. - Class A	53	9,131
Vishay Intertechnology Inc.	13	225
Vishay Precision Group, Inc. (a)	1	23
VMware Inc. - Class A	2	225
Western Digital Corp.	17	1,014
Western Union Co.	24	566
Wex, Inc. (a)	2	451
Workday, Inc. - Class A (a)	1	253
Xerox Holdings, Inc.	20	605
Xilinx Inc.	9	848

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Xperii Corp.	9	184
Zebra Technologies Corp. - Class A (a)	2	483
Zendesk, Inc. (a)	1	67
Zix Corporation (a)	3	24
		250,529
Financials 14.9%
1st Source Corp.	5	210
Affiliated Managers Group, Inc.	5	435
AFLAC Incorporated	25	1,308
Alleghany Corporation (a)	1	494
Allegiance Bancshares, Inc. (a)	2	54
Ally Financial Inc.	35	1,177
A-Mark Precious Metals, Inc. (a)	—	5
Ambac Financial Group, Inc. (a)	4	80
American Equity Investment Life Holding Company	7	164
American Express Company	25	3,007
American Financial Group, Inc.	5	544
American International Group, Inc.	21	1,162
American National Bankshares Inc.	1	22
American National Insurance Company	2	194
Ameriprise Financial, Inc.	12	1,775
Ameris Bancorp	9	376
Amerisafe, Inc.	2	138
Aon PLC - Class A	8	1,524
Arch Capital Group Ltd. (a)	14	571
Ares Management Corporation - Class A	7	191
Argo Group International Holdings, Ltd.	3	223
Arrow Financial Corporation	2	63
Arthur J Gallagher & Co.	11	974
Artisan Partners Asset Management Inc. - Class A	5	149
Associated Banc-Corp	14	283
Assurant, Inc.	5	568
Assured Guaranty Ltd.	9	379
Athene Holding Ltd - Class A (a)	12	526
Atlantic Capital Bancshares, Inc. (a)	1	20
Atlantic Union Bankshares Corporation	8	296
AXIS Capital Holdings Limited	6	367
Axos Financial, Inc. (a)	7	198
Banc of California, Inc.	11	156
BancFirst Corporation	3	191
BancorpSouth Bank	8	246
Bank of America Corporation	192	5,615
Bank of Hawaii Corporation	4	318
Bank of Marin Bancorp	2	71
Bank of N.T. Butterfield & Son Limited (The)	7	212
Bank OZK	13	345
BankFinancial Corporation	2	25
BankUnited, Inc.	9	289
Banner Corporation	4	237
Bar Harbor Bankshares	1	33
BB&T Corporation	19	1,032
Berkshire Hathaway Inc. - Class B (a)	55	11,391
Berkshire Hills Bancorp, Inc.	6	189
BGC Partners, Inc. - Class A	34	189
BlackRock, Inc.	3	1,491
Blucora, Inc. (a)	4	93
BOK Financial Corporation	4	349
Boston Private Financial Holdings Inc.	10	111
Bridge Bancorp Inc.	2	55
Brighthouse Financial, Inc. (a)	10	397
Brightsphere Investment Group Inc.	9	89
Brookline Bancorp, Inc.	11	162
Brown & Brown Inc.	21	774
Bryn Mawr Bank Corp.	2	88
C&F Financial Corporation	—	2
Cadence Bancorporation - Class A	15	264
Camden National Corp.	2	82
Cannae Holdings, Inc. (a)	11	290
Capital City Bank Group Inc.	1	27
Capital One Financial Corporation	17	1,512
Capitol Federal Financial	16	217
Carolina Financial Corp.	3	90
Cathay General Bancorp	7	233
Cboe Global Markets, Inc.	5	556
CBTX, Inc.	1	35
Centerstate Bank Corporation	9	210
Central Pacific Financial Corp.	4	105
Central Valley Community Bancorp	—	5
Charles Schwab Corp.	32	1,328
Chubb Limited	11	1,747
Cincinnati Financial Corp.	6	722
CIT Group Inc.	7	295
Citigroup Inc.	53	3,695
Citizens & Northern Corp.	1	20
Citizens Financial Group Inc.	19	678
Citizens Inc. - Class A (a)	4	25
City Holdings Co.	2	149
CME Group Inc.	6	1,353
CNA Financial Corp.	2	74
CNB Financial Corp.	1	38
CNO Financial Group, Inc.	11	182
Codorus Valley Bancorp Inc.	—	7
Cohen & Steers, Inc.	5	278
Columbia Banking System Inc.	6	238
Comerica Inc.	9	622
Commerce Bancshares Inc.	9	520
Community Bank System Inc.	4	225
Community Trust Bancorp Inc.	2	88
ConnectOne Bancorp, Inc.	8	171
Consumer Portfolio Services Inc. (a)	2	8
Cowen Inc. - Class A (a)	2	34
Crawford & Co. - Class B	1	14
Credit Acceptance Corp. (a)	2	821
Cullen/Frost Bankers Inc.	5	428
Customers Bancorp, Inc. (a)	3	68
CVB Financial Corp.	11	235
Diamond Hill Investment Group, Inc.	—	66
Dime Community Bancshares Inc.	4	84
Discover Financial Services	27	2,202
Donegal Group Inc. - Class A	2	23
Donnelley Financial Solutions, Inc. (a)	5	66
E*TRADE Financial Corp.	17	736
Eagle Bancorp Inc.	5	209
East West Bancorp, Inc.	11	502
Eaton Vance Corp.	9	408
eHealth, Inc. (a)	2	102
Employer Holdings Inc.	4	159
Encore Capital Group Inc. (a) (b)	4	136
Enova International, Inc. (a)	5	113
Enstar Group Limited (a)	1	241
Enterprise Financial Services Corp.	4	165
Equity Bancshares, Inc. - Class A (a)	1	29
Erie Indemnity Company - Class A	3	571
ESSA Bancorp, Inc.	1	16
Essent Group Ltd.	10	491
Evercore Inc. - Class A	5	392
Everest Re Group, Ltd.	2	400
EzCorp Inc. - Class A (a)	7	47
FactSet Research Systems Inc.	2	487
Farmers National Banc Corp.	1	12
FB Financial Corporation	6	219
FBL Financial Group, Inc. - Class A	3	155
Federal Agricultural Mortgage Corp. - Class C	1	73
Federated Investors Inc. - Class B	11	350
Fednat Holding Company	2	23
Fidelity National Financial, Inc.	19	862
Fifth Third Bancorp	42	1,148
Financial Institutions Inc.	2	58
First American Financial Corporation	10	585
First Bancorp Inc.	4	127
First Bancorp Inc.	22	219
First Busey Corp.	7	170
First Business Financial Services Inc.	1	23
First Citizens BancShares, Inc. - Class A	1	644
First Commonwealth Financial Corp.	12	158
First Community Bancshares, Inc.	2	57
First Defiance Financial Corp.	1	43
First Financial Bancorp	10	250
First Financial Bancshares, Inc.	11	377

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
First Financial Corp.	1	42
First Financial Northwest, Inc.	1	15
First Foundation Inc.	4	63
First Hawaiian, Inc.	9	227
First Horizon National Corp.	27	443
First Interstate BancSystem, Inc. - Class A	3	139
First Merchants Corp.	6	242
First Mid-Illinois Bancshares Inc.	2	57
First Midwest Bancorp Inc.	12	243
First of Long Island Corp.	2	53
First Republic Bank	5	514
FirstCash, Inc.	4	321
Flagstar Bancorp Inc.	8	304
Flushing Financial Corp.	3	71
FNB Corp.	30	349
Franklin Financial Network, Inc.	2	48
Franklin Resources Inc.	26	758
Fulton Financial Corp.	15	246
GAIN Capital Holdings, Inc. (b)	5	28
GAMCO Investors Inc. - Class A	1	24
Genworth Financial, Inc. - Class A (a)	49	214
German American Bancorp Inc.	4	120
Glacier Bancorp, Inc.	6	235
Global Indemnity Ltd - Class A	1	25
Globe Life Inc.	4	412
Great Southern Bancorp Inc.	2	104
Great Western Bancorp Inc.	8	261
Green Dot Corporation - Class A (a)	6	140
Greenhill & Co. Inc.	3	33
Greenlight Capital Re, Ltd. - Class A (a)	3	34
Hallmark Financial Services, Inc. (a)	2	41
Hamilton Lane Inc. - Class A	1	84
Hancock Whitney Co.	6	217
Hanmi Financial Corp.	3	65
Hanover Insurance Group Inc.	4	486
HCI Group, Inc.	2	64
Heartland Financial USA, Inc.	4	196
Hennessy Advisors Inc.	—	4
Heritage Commerce Corp.	5	54
Heritage Financial Corporation	6	157
Heritage Insurance Holdings, Inc.	3	40
Hilltop Holdings Inc.	10	248
Home Bancshares Inc.	11	215
HomeStreet, Inc. (a)	3	78
HomeTrust Bancshares Inc.	1	37
Hope Bancorp, Inc.	18	258
Horace Mann Educators Corp.	5	230
Horizon Bancorp Inc.	5	79
Houlihan Lokey Inc. - Class A	4	187
Huntington Bancshares Inc.	64	918
IberiaBank Corp.	4	314
Impac Mortgage Holdings, Inc. (a) (b)	2	14
Independence Holding Co.	1	31
Independence Holdings, LLC	12	457
Independent Bank Corp.	3	53
Independent Bank Corp.	3	241
Independent Bank Group, Inc.	6	304
Interactive Brokers Group, Inc. (c)	7	382
Intercontinental Exchange, Inc.	12	1,140
Internap Corporation (a) (b)	1	3
International Bancshares Corp.	8	312
INTL FCStone Inc. (a)	2	76
Invesco Ltd.	25	424
Investors Bancorp, Inc.	25	283
James River Group, Inc.	5	248
Janus Henderson Group PLC	14	325
Jefferies Financial Group Inc.	19	357
JPMorgan Chase & Co.	127	14,966
Kearny Financial Corp	11	144
Kemper Corp.	6	503
KeyCorp	42	752
Ladenburg Thalmann Financial Services Inc.	10	24
Lakeland Bancorp Inc.	11	164
Lakeland Financial Corp.	4	161
Lazard Ltd - Class A	13	457
LegacyTexas Financial Group, Inc.	6	283
Legg Mason Inc.	6	223
LendingClub Corporation (a)	15	191
LendingTree, Inc. (a) (b)	—	146
Lincoln National Corp.	8	454
Live Oak Bancshares, Inc.	6	107
Loews Corp.	11	560
LPL Financial Holdings Inc.	8	621
M&T Bank Corporation	7	1,131
Macatawa Bank Corp.	1	6
Maiden Holdings, Ltd.	9	7
Manning & Napier, Inc. - Class A	1	2
Markel Corp. (a)	1	594
MarketAxess Holdings Inc.	2	720
Marlin Business Services Inc.	2	50
Marsh & McLennan Cos. Inc.	14	1,446
MBIA Inc. (a)	14	129
Mercantile Bank Corp.	2	67
Merchants Bancorp, Inc.	1	8
Mercury General Corp.	5	267
Meridian Bancorp, Inc.	10	183
Meta Financial Group, Inc.	5	172
MetLife, Inc.	19	909
MGIC Investment Corp.	10	126
Midland States Bancorp Inc.	2	40
MidWestOne Financial Group Inc.	1	23
Moelis & Company LLC - Class A	5	158
Moody's Corp.	6	1,209
Morgan Stanley	44	1,861
Morningstar Inc.	5	668
Mr. Cooper Group Inc. (a)	3	33
MSCI Inc.	5	1,012
NASDAQ Inc.	10	1,010
National Bank Holdings Corp. - Class A	6	194
National Bankshares Inc.	—	3
National General Holdings Corp.	11	248
National Western Life Group Inc. - Class A	1	181
Navient Corporation	30	387
NBT Bancorp Inc.	6	233
Nelnet, Inc. - Class A	3	205
New York Community Bancorp Inc.	26	320
Nicholas Financial, Inc. (a)	1	5
Nicolet Bankshares, Inc. (a)	—	18
NMI Holdings Inc. - Class A (a)	7	187
Northern Trust Corp.	12	1,073
Northfield Bancorp Inc.	5	85
Northrim BanCorp Inc.	—	16
Northwest Bancshares Inc.	16	256
OceanFirst Financial Corp.	9	224
Ocwen Financial Corp. (a)	4	7
OFG Bancorp	6	136
Old Line Bancshares, Inc.	1	23
Old National Bancorp	17	297
Old Republic International Corp.	23	539
Old Second Bancorp Inc.	1	9
On Deck Capital Inc. (a)	6	20
Oppenheimer Holdings Inc. - Class A	1	33
Option Care Health, Inc. (a)	5	17
Opus Bank	5	111
Oritani Financial Corp.	5	90
Pacific Premier Bancorp, Inc.	10	325
PacWest Bancorp	7	271
Park National Corp.	2	218
Peapack Gladstone Financial Corp.	2	64
Penns Woods Bancorp Inc.	—	10
PennyMac Financial Services, Inc. (a)	8	244
Peoples Bancorp Inc.	2	67
Peoples Financial Services Corp.	—	10
People's United Financial Inc.	29	450
People's Utah Bancorp	1	19
Pinnacle Financial Partners, Inc.	5	270
Piper Jaffray Cos.	2	136
PJT Partners Inc. - Class A	2	96
PNC Financial Services Group Inc.	12	1,613
Popular Inc.	9	477

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Preferred Bank	2	84
Primerica, Inc.	5	625
Principal Financial Group, Inc.	18	1,030
ProAssurance Corporation	6	244
Progressive Corp.	18	1,417
Prosperity Bancshares Inc.	6	402
Protective Insurance Company - Class B	1	17
Provident Financial Holdings Inc.	—	9
Provident Financial Services, Inc.	9	220
Prudential Bancorp Inc of Pennsylvania	—	5
Prudential Financial Inc.	9	818
Pzena Investment Management, Inc. - Class A	2	16
QCR Holdings, Inc.	1	37
Radian Group Inc.	8	193
Raymond James Financial Inc.	9	717
Regional Management Corp. (a)	2	51
Regions Financial Corporation	52	823
Reinsurance Group of America Inc.	3	491
RenaissanceRe Holdings Ltd	3	649
Renasant Corporation	8	290
Republic Bancorp Inc. - Class A	2	79
Republic First Bancorp Inc. (a)	2	10
RLI Corp.	4	347
S&P Global Inc.	10	2,330
S&T Bancorp Inc.	5	199
Safety Insurance Group, Inc.	2	166
Sandy Spring Bancorp Inc.	5	157
Santander Consumer USA Holdings Inc.	28	709
Seacoast Banking Corp. of Florida (a)	4	95
SEI Investments Co.	10	571
Selective Insurance Group Inc.	4	337
ServisFirst Bancshares, Inc.	6	184
Sierra BanCorp	1	39
Signature Bank	3	414
Simmons First National Corp. - Class A	9	219
SLM Corporation	49	433
South State Corp.	2	184
Southside Bancshares, Inc.	4	133
State Auto Financial Corp.	7	234
State Street Corp.	11	663
Sterling Bancorp	19	373
Stewart Information Services Corp.	3	98
Stifel Financial Corp.	7	378
Stock Yards Bancorp Inc.	2	71
SunTrust Banks Inc.	13	919
SVB Financial Group (a)	3	655
Synchrony Financial	47	1,592
Synovus Financial Corp.	17	622
T. Rowe Price Group, Inc.	16	1,843
TCF Financial Corporation	15	589
TD Ameritrade Holding Corporation	9	435
Telaria Inc. (a)	1	9
Territorial Bancorp Inc.	1	31
Texas Capital Bancshares, Inc. (a)	5	269
TFS Financial Corporation	11	191
The Allstate Corporation	11	1,169
The Bancorp, Inc. (a)	8	78
The Bank of New York Mellon Corporation	22	1,014
The First Bancorp, Inc.	1	31
The Goldman Sachs Group, Inc.	10	2,060
The Hartford Financial Services Group, Inc.	22	1,326
The PRA Group, Inc. (a)	8	259
The Travelers Companies, Inc.	14	2,051
Third Point Reinsurance Ltd. (a)	17	168
Tiptree Inc. - Class A	3	22
Tompkins Financial Corp.	2	127
TowneBank	11	297
Trico Bancshares	4	129
Tristate Capital Holdings, Inc. (a)	4	78
Triumph Bancorp, Inc. (a)	5	145
TrustCo Bank Corp.	11	92
Trustmark Corp.	8	272
U.S. Bancorp	48	2,670
Ubiquiti Inc. (b)	2	261
UMB Financial Corp.	4	271
Umpqua Holdings Corp.	18	294
United Bankshares Inc.	9	343
United Community Banks, Inc.	10	270
United Community Financial Corp.	5	57
United Financial Bancorp Inc.	5	70
United Fire Group Inc.	3	141
United Insurance Holdings Corp.	8	107
Universal Insurance Holdings, Inc.	6	180
Univest Financial Corporation	3	77
Unum Group	10	284
Valley National Bancorp	24	257
Veritex Holdings Inc.	4	88
Virtu Financial Inc. - Class A (b)	9	139
Virtus Partners, Inc.	1	89
Voya Financial Inc.	10	557
W. R. Berkley Corporation	14	978
Waddell & Reed Financial Inc. - Class A (b) (c)	14	244
Walker & Dunlop, Inc.	5	303
Washington Federal Inc.	7	258
Washington Trust Bancorp Inc.	2	99
Waterstone Financial, Inc.	3	56
Webster Financial Corp.	7	350
Wells Fargo & Co.	156	7,866
WesBanco Inc.	5	191
West Bancorporation, Inc.	2	39
Westamerica Bancorp	3	175
Western Alliance Bancorp	10	480
Westwood Holdings Group Inc.	1	22
White Mountains Insurance Group Ltd	—	342
Willis Towers Watson Public Limited Company	5	877
Wintrust Financial Corporation	5	339
WisdomTree Investments, Inc.	17	90
World Acceptance Corp. (a)	2	232
WSFS Financial Corp.	8	370
Zions Bancorp	10	440
		180,615
Industrials 13.2%
3M Company	25	4,072
AAON, Inc.	4	203
AAR Corp.	4	180
ABM Industries Incorporated	7	254
Acacia Research Corporation (a)	2	5
ACCO Brands Corporation	11	113
Actuant Corporation - Class A	7	152
Acuity Brands, Inc.	4	565
Advanced Disposal Services, Inc. (a)	7	231
Advanced Drainage Systems, Inc.	7	215
Advanced Energy Industries, Inc. (a)	3	195
AECOM (a)	11	432
Aegion Corporation (a)	3	71
Aerojet Rocketdyne Holdings, Inc. (a)	8	414
AeroVironment, Inc. (a)	2	126
AGCO Corporation	10	740
Air Lease Corporation - Class A	12	510
Air Transport Services Group, Inc. (a)	9	185
Alamo Group Inc.	1	144
Alaska Air Group, Inc.	12	757
Albany International Corp. - Class A	2	157
Allegiant Travel Company	2	348
Allegion Public Limited Company	5	527
Allied Motion Technologies Inc.	1	44
Allison Systems, Inc.	11	534
Altra Industrial Motion Corp.	6	157
AMERCO	2	620
Ameresco, Inc. - Class A (a)	1	18
American Airlines Group Inc.	18	479
American Woodmark Corporation (a)	2	195
AMETEK, Inc.	11	992
AO Smith Corp.	10	475
Apogee Enterprises, Inc.	4	137
Applied Industrial Technologies, Inc.	4	251
ARC Document Solutions, Inc. (a)	4	6
Arcbest Corporation	4	125
Arconic Inc.	28	729

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Arcosa, Inc.	4	131
Argan, Inc.	2	65
Armstrong Flooring, Inc. (a)	3	18
Armstrong World Industries, Inc.	6	549
Astec Industries, Inc.	3	100
Astronics Corporation (a)	2	65
Astronics Corporation - Class B (a)	1	44
Atkore International Group Inc. (a)	5	160
Atlas Air Worldwide Holdings, Inc. (a)	5	120
Avis Budget Group, Inc. (a)	7	209
Axone Intelligence Inc. (a)	1	68
AZZ Inc.	3	113
Barnes Group Inc.	6	287
Barrett Business Services, Inc.	1	103
Beacon Roofing Supply, Inc. (a)	7	242
Brady Corp. - Class A	5	277
Briggs & Stratton Corp.	7	42
Brink's Co.	3	213
Builders FirstSource, Inc. (a)	15	318
BWXT Government Group, Inc.	5	280
C.H. Robinson Worldwide, Inc.	8	674
CAI International Inc. (a)	1	20
Carlisle Cos. Inc.	5	673
Casella Waste Systems Inc. - Class A (a)	5	211
Caterpillar Inc.	23	2,949
CBIZ Inc. (a)	7	155
Ceco Environmental Corp. (a)	3	22
Chart Industries, Inc. (a)	3	212
Cimpress N.V. (a) (d)	2	235
Cintas Corp.	5	1,264
CIRCOR International, Inc. (a)	2	60
Civeo Corporation (a)	8	10
Clean Harbors Inc. (a)	7	509
Colfax Corp. (a)	10	290
Columbus Mckinnon Corp.	2	87
Comfort Systems USA Inc.	5	227
Commercial Vehicle Group Inc. (a)	5	33
Continental Building Products Inc. (a)	5	130
Copa Holdings, S.A. - Class A	3	321
Copart Inc. (a)	14	1,147
Cornerstone Building Brands, Inc. (a)	7	43
Costamare Inc.	8	49
CoStar Group, Inc. (a)	1	585
Covanta Holding Corporation	11	198
Covenant Transportation Group, Inc. - Class A (a)	2	37
CRA International, Inc.	1	45
Crane Co.	6	448
CSW Industrials Inc.	2	140
CSX Corp.	31	2,144
Cubic Corp.	3	189
Cummins Inc.	14	2,245
Curtiss-Wright Corp.	4	570
Deere & Co.	11	1,918
Delta Air Lines Inc.	32	1,823
Deluxe Corp.	5	230
Donaldson Co. Inc.	12	617
Douglas Dynamics, Inc.	3	126
Dover Corp.	10	1,026
Ducommun Inc. (a)	1	55
DXP Enterprises Inc. (a)	2	62
Dycom Industries, Inc. (a)	5	235
Eagle Bulk Shipping Inc. (a) (b)	2	10
Eaton Corporation Public Limited Company	12	976
Echo Global Logistics, Inc. (a)	3	74
EMCOR Group, Inc.	6	554
Emerson Electric Co.	23	1,519
Encore Wire Corp.	3	165
EnerSys	4	292
Ennis Inc.	3	65
EnPro Industries, Inc.	3	202
Equifax Inc.	5	696
ESCO Technologies Inc.	2	195
ExOne Co. (a) (b)	1	12
Expeditors International of Washington Inc.	7	548
Exponent, Inc.	5	352
Fastenal Co.	27	883
Federal Signal Corp.	8	272
FedEx Corporation	12	1,693
Flowserve Corporation	9	416
Fluor Corp.	8	148
Forrester Research Inc.	2	54
Fortive Corporation	11	770
Fortune Brands Home & Security, Inc.	12	644
Forward Air Corp.	3	197
Franklin Covey Co. (a)	1	38
Franklin Electric Co. Inc.	4	204
FreightCar America Inc. (a)	1	5
FTI Consulting Inc. (a)	4	430
Gardner Denver Investments, Inc. (a)	15	426
GATX Corp.	3	220
Genco Shipping & Trading Limited (a)	1	7
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	7	562
General Dynamics Corp.	9	1,668
General Electric Company	130	1,161
Genesee & Wyoming Inc. - Class A (a)	5	530
Gibraltar Industries Inc. (a)	4	194
GMS Inc. (a)	6	166
Golden Ocean Group Limited (b)	1	3
Goldfield Corp. (a)	3	6
Gorman-Rupp Co.	2	85
GP Strategies Corporation (a)	2	25
Graco Inc.	13	604
GrafTech International Ltd. (b)	11	145
Graham Corp.	—	8
Granite Construction Inc.	5	168
Great Lakes Dredge & Dock Corp. (a)	7	77
Greenbrier Cos. Inc.	5	156
Griffon Corp.	5	100
H&E Equipment Services Inc.	5	142
Harsco Corp. (a)	8	147
Hawaiian Holdings Inc.	7	195
HD Supply Holdings, Inc (a)	19	743
Healthcare Services Group Inc. (b)	5	122
Heartland Express Inc.	9	202
HEICO Corp.	3	404
HEICO Corp. - Class A	4	418
Heidrick & Struggles International Inc.	2	59
Helios Technologies, Inc.	5	184
Herc Holdings Inc. (a)	4	204
Heritage-Crystal Clean, LLC (a)	1	27
Herman Miller Inc.	7	324
Hertz Global Holdings, Inc. (a)	12	170
Hexcel Corp.	9	763
Hill International Inc. (a)	4	12
Hillenbrand Inc.	7	202
HNI Corp.	5	181
Honeywell International Inc.	23	3,812
Houston Wire & Cable Company (a)	1	4
HUB Group Inc. - Class A (a)	3	143
Hubbell Inc.	5	674
Hudson Global, Inc. (a) (c)	—	1
Hudson Technologies Inc. (a) (b)	3	2
Huntington Ingalls Industries Inc.	4	791
Hurco Cos. Inc.	—	10
Huron Consulting Group Inc. (a)	2	138
Hyster-Yale Materials Handling Inc. - Class A	1	61
ICF International, Inc.	2	174
IDEX Corporation	4	629
IES Holdings, Inc. (a)	2	43
Illinois Tool Works Inc.	13	1,966
Ingersoll-Rand Public Limited Company	10	1,292
InnerWorkings, Inc. (a)	5	22
Insperity, Inc.	3	276
Insteel Industries, Inc.	2	43
Interface Inc.	8	120
ITT Industries Holdings, Inc.	10	621
Jacobs Engineering Group Inc.	7	625
JB Hunt Transport Services Inc.	6	697
JELD-WEN Holding, Inc. (a)	13	247

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JetBlue Airways Corp. (a)	28	461
John Bean Technologies Corp.	2	233
Johnson Controls International Public Limited Company	22	968
Kadant Inc.	1	127
Kaman Corp.	3	168
Kansas City Southern	7	914
Kelly Services Inc. - Class A	4	86
Kennametal Inc.	8	248
Kforce Inc.	4	142
Kimball International Inc. - Class B	4	83
Kirby Corp. (a)	5	377
Knight-Swift Transportation Holdings Inc. - Class A	10	381
Knoll Inc.	8	200
Korn Ferry	5	201
Kratos Defense & Security Solutions, Inc. (a)	12	231
L3Harris Technologies, Inc.	7	1,413
Landstar System Inc.	4	460
Lawson Products Inc. (a)	—	17
LB Foster Co. (a)	1	22
Lennox International Inc.	2	414
Lincoln Electric Holdings Inc.	5	421
Lindsay Corp.	1	138
Lockheed Martin Corporation	9	3,501
LSC Communications, Inc.	3	4
LSI Industries Inc.	1	6
Lydall Inc. (a)	2	45
Macquarie Infrastructure Corporation	5	196
Manitowoc Co. Inc. (a)	4	45
ManpowerGroup Inc.	5	463
Marten Transport Ltd.	8	161
Masco Corp.	11	464
Masonite International Corp. (a)	4	220
MasTec Inc. (a)	9	570
Matson Intermodal - Paragon, Inc.	5	184
Matthews International Corp. - Class A	5	174
McGrath RentCorp	3	198
Mercury Systems Inc. (a)	3	246
Meritor, Inc. (a)	9	158
Middleby Corp. (a)	4	452
Milacron Holdings Corp. (a)	10	175
Miller Industries Inc.	1	42
Mistras Group, Inc. (a)	3	42
Mobile Mini, Inc.	4	163
Moog Inc. - Class A	3	247
MRC Global Inc. (a)	10	116
MSA Safety Inc.	2	216
MSC Industrial Direct Co. - Class A	5	396
Mueller Industries Inc.	8	229
Mueller Water Products Inc. - Class A	16	185
MYR Group Inc. (a)	2	73
National Presto Industries Inc.	1	55
Navigant Consulting, Inc.	5	129
Navistar International Corporation (a)	9	249
Nielsen Holdings plc	26	556
NL Industries Inc. (a)	1	3
NN Inc.	3	21
Nordson Corp.	5	742
Norfolk Southern Corp.	11	2,008
Northrop Grumman Systems Corp.	6	2,308
Northwest Pipe Co. (a)	1	28
Now, Inc. (a)	13	151
NV5 Global, Inc. (a)	1	94
Nvent Electric Public Limited Company	7	152
Old Dominion Freight Line Inc.	6	1,025
Orion Group Holdings, Inc. (a)	2	7
Oshkosh Corp.	8	575
Owens Corning Inc.	9	592
PACCAR Inc.	30	2,103
PAM Transportation Services Inc. (a)	—	18
Parker Hannifin Corp.	9	1,644
Park-Ohio Holdings Corp.	1	38
Patrick Industries Inc. (a)	3	138
Pentair Public Limited Company	10	377
Performant Financial Corporation (a) (c)	4	4
PGT Innovations, Inc. (a)	11	183
Pitney Bowes Inc.	16	71
Powell Industries Inc.	1	42
Preformed Line Products Co.	—	10
Primoris Services Corporation	6	111
Proto Labs Inc. (a)	2	239
Quad/Graphics Inc. - Class A	4	47
Quanex Building Products Corp.	4	65
Quanta Services, Inc.	12	454
Radiant Logistics, Inc. (a)	3	17
Raven Industries Inc.	2	81
Raytheon Co.	8	1,612
RBC Bearings Incorporated (a)	1	238
Regal-Beloit Corp.	4	321
Republic Services Inc.	22	1,932
Resideo Technologies, Inc. (a)	4	62
Resources Connection, Inc.	4	75
REV Group Inc.	7	74
Rexnord Corporation (a)	12	321
Robert Half International Inc.	10	558
Rockwell Automation Inc.	6	925
Rollins Inc.	14	460
Roper Industries Inc.	2	831
Rush Enterprises Inc. - Class A	5	194
Ryder System, Inc.	8	403
Saia, Inc. (a)	3	294
Schneider National, Inc. - Class B	3	74
Scorpio Bulkers Inc.	10	61
Sensata Technologies Holding PLC (a)	15	774
SIFCO Industries Inc. (a) (c)	—	—
Simpson Manufacturing Co. Inc.	5	330
SiteOne Landscape Supply, Inc. (a)	2	184
SkyWest Inc.	6	327
Snap-On Inc.	4	648
Southwest Airlines Co.	27	1,484
SP Plus Corporation (a)	2	77
Spartan Motors Inc.	4	56
Spirit Aerosystems Holdings Inc. - Class A	7	587
Spirit Airlines Inc. (a)	9	331
SPX Corp. (a)	5	206
SPX Flow, Inc. (a)	7	269
Standex International Corp.	2	170
Stanley Black & Decker Inc.	8	1,125
Steel Connect Inc. (a)	6	10
Steelcase Inc. - Class A	13	235
Stericycle Inc. (a)	6	316
Sterling Construction Co. Inc. (a)	3	36
Stock Building Supply Holdings, LLC (a)	13	337
SunRun Inc. (a)	15	250
Team Inc. (a) (b)	3	53
Teledyne Technologies Inc. (a)	2	683
Tennant Co.	2	166
Terex Corp.	7	170
Tetra Tech, Inc.	4	354
Textainer Group Holdings Limited (a)	10	96
Textron Inc.	18	873
The Boeing Company	15	5,640
Thermon Group Holdings, Inc. (a)	3	62
Timken Co.	9	397
Titan International, Inc.	6	16
Titan Machinery Inc. (a)	1	18
Toro Co.	10	698
TPI Composites, Inc. (a)	4	81
TransDigm Group Inc.	2	1,041
TransUnion	8	618
Trex Company, Inc. (a)	3	307
TriMas Corp. (a)	6	169
TriNet Group Inc. (a)	5	328
Trinity Industries Inc.	11	225
Triton Container International Limited - Class A	10	347
Triumph Group Inc.	5	125
TrueBlue, Inc. (a)	8	177
Tutor Perini Corp. (a)	11	155
Twin Disc Inc. (a)	1	13
Ultralife Corp. (a)	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
UniFirst Corp.	1	192
Union Pacific Corp.	24	3,945
United Airlines Holdings, Inc. (a)	26	2,262
United Parcel Service Inc. - Class B	26	3,104
United Rentals Inc. (a)	8	936
United Technologies Corp.	27	3,622
Universal Forest Products Inc.	9	363
Universal Logistics Holdings, Inc.	2	53
US Ecology, Inc.	3	179
USA Truck Inc. (a)	1	9
Valmont Industries Inc.	2	231
Vectrus, Inc. (a)	1	52
Verisk Analytics, Inc.	9	1,362
Veritiv Corp. (a)	2	30
Viad Corp	2	144
Vicor Corp. (a)	1	41
VSE Corp.	1	41
Wabash National Corp.	7	107
WABCO Holdings Inc. (a)	5	671
Wabtec Corp.	5	392
Waste Management, Inc.	19	2,138
Watsco Inc.	2	379
Watts Water Technologies Inc. - Class A	3	249
Welbilt Inc. (a)	9	153
Werner Enterprises Inc.	8	292
Wesco Aircraft Holdings Inc. (a)	14	155
WESCO International, Inc. (a)	5	236
Willdan Group, Inc. (a)	1	34
Williams Industrial Services Group, L.L.C. (a)	—	1
Willscot Corp. (a)	12	193
Woodward Governor Co.	6	603
WW Grainger Inc.	4	1,041
XPO Logistics Inc. (a)	12	889
Xylem Inc.	9	748
YRC Worldwide Inc. (a) (b)	4	11
		160,269
Consumer Discretionary 12.5%
1-800-Flowers.Com, Inc. - Class A (a)	4	52
Aaron's, Inc.	7	427
Abercrombie & Fitch Co. - Class A	9	144
Acushnet Holdings Corp.	8	206
Adient Public Limited Company	6	129
Adtalem Global Education Inc. (a)	6	219
Advance Auto Parts, Inc.	5	765
Amazon.com, Inc. (a)	15	26,773
American Axle & Manufacturing Holdings, Inc. (a)	17	137
American Eagle Outfitters, Inc.	23	370
American Outdoor Brands Corporation (a)	6	37
American Public Education, Inc. (a)	2	42
America's Car Mart, Inc. (a)	1	89
Aptiv PLC (c)	13	1,151
Aramark	23	994
Asbury Automotive Group, Inc. (a)	3	316
Ascena Retail Group, Inc. (a)	28	7
At Home Group, Inc. (a)	7	64
Autoliv, Inc. (b)	9	706
AutoNation, Inc. (a)	13	637
AutoZone, Inc. (a)	1	976
Barnes & Noble Education, Inc. (a)	6	20
Bassett Furniture Industries, Incorporated	1	8
BBQ Holdings, Inc. (a)	1	3
BBX Capital Corporation - Class A	3	14
Beazer Homes USA, Inc. (a)	7	101
Bed Bath & Beyond Inc. (b)	17	186
Best Buy Co., Inc.	19	1,328
Big 5 Sporting Goods Corporation (b)	2	5
Big Lots, Inc.	6	158
Biglari Holdings Inc. - Class A (a)	—	6
Biglari Holdings Inc. - Class B (a)	—	12
BJ's Restaurants, Inc.	5	178
Bloomin' Brands, Inc.	9	172
Booking Holdings Inc. (a)	2	3,093
Boot Barn Holdings, Inc. (a)	4	124
BorgWarner Inc.	17	636
Bright Horizons Family Solutions Inc. (a)	5	799
Brinker International Inc.	5	213
Brunswick Corp.	8	441
Buckle Inc. (b)	1	28
Build-A-Bear Workshop Inc. (a)	2	7
Burlington Stores Inc. (a)	4	759
Caesars Entertainment Corp. (a)	42	490
Caleres Inc.	5	113
Callaway Golf Co.	12	235
Capri Holdings Limited (a)	11	356
Career Education Corp. (a)	9	145
Carmax Inc. (a)	13	1,167
Carnival Plc	14	622
Carriage Services Inc.	2	43
Carrols Restaurant Group, Inc. (a)	5	42
Carter's Inc.	5	416
Cato Corp. - Class A	2	40
Cavco Industries Inc. (a)	1	231
Century Communities Inc. (a)	4	126
Cheesecake Factory Inc.	6	232
Chegg, Inc. (a)	4	132
Chico's FAS Inc.	23	92
Childrens Place Retail Stores Inc. (b)	2	169
Chipotle Mexican Grill Inc. (a)	1	673
Choice Hotels International Inc.	3	311
Chuy's Holdings Inc. (a)	2	45
Citi Trends, Inc.	2	34
Collectors Universe, Inc.	—	9
Columbia Sportswear Co.	6	590
Conn's Inc. (a)	4	108
Container Store Group Inc. (a)	3	13
Cooper Tire & Rubber Co.	6	159
Cooper-Standard Holdings Inc. (a)	3	124
Core-Mark Holding Co. Inc.	6	186
Cracker Barrel Old Country Store, Inc. (b)	2	356
Crocs Inc. (a)	5	141
CSS Industries Inc.	—	2
Culp Inc.	2	25
D.R. Horton, Inc.	22	1,178
Dana Holding Corp.	21	306
Darden Restaurants Inc.	5	644
Dave & Buster's Entertainment Inc.	4	162
Deckers Outdoor Corp. (a)	3	393
Del Taco Restaurants Inc. (a)	3	30
Delphi Technologies PLC	6	81
Denny's Corporation (a)	8	176
Designer Brands Inc. - Class A (b)	8	143
Destination Maternity Corporation (a)	1	—
Destination XL Group, Inc. (a)	3	5
Dick's Sporting Goods Inc.	6	257
Dillard's Inc. - Class A (b)	2	135
Dine Brands Global Inc.	2	161
Dollar General Corp.	9	1,445
Dollar Tree Inc. (a)	14	1,584
Domino's Pizza, Inc.	2	423
Dorman Products Inc. (a)	3	264
Dunkin' Brands Group Inc.	6	505
eBay Inc.	31	1,191
El Pollo Loco Holdings Inc. (a)	2	19
Eldorado Resorts, Inc. (a)	4	145
Escalade Inc.	1	10
Ethan Allen Interiors Inc.	3	65
ETSY, Inc. (a)	5	308
Expedia Group, Inc.	7	947
Express, Inc. (a)	8	27
Fiesta Restaurant Group, Inc. (a)	3	30
Five Below, Inc. (a)	3	420
Flexsteel Industries Inc.	1	11
Floor & Decor Holdings Inc. (a)	8	424
Foot Locker Inc.	12	533
Ford Motor Co.	218	1,999
Fossil Group, Inc. (a)	5	65
Fox Factory Holding Corp. (a)	4	237
Francesca's Holdings Corporation (a) (b)	1	7
Franchise Group, Inc. (a)	1	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Frontdoor, Inc. (a)	5	225
GameStop Corp. - Class A (b)	17	94
Gap Inc.	41	709
Garmin Ltd.	10	857
Garrett Motion Inc. (a)	3	26
General Motors Company	79	2,960
Genesco Inc. (a)	4	167
Gentex Corp.	32	887
Gentherm Incorporated (a)	4	165
Genuine Parts Co.	9	907
G-III Apparel Group, Ltd. (a)	8	194
Goodyear Tire & Rubber Co.	27	390
Gopro Inc. - Class A (a) (b)	8	41
Graham Holdings Co.	—	270
Grand Canyon Education, Inc. (a)	4	408
Green Brick Partners Inc. (a)	1	7
Group 1 Automotive Inc.	2	204
Groupon Inc. - Class A (a)	49	131
GrubHub Inc. (a) (b)	5	264
Guess Inc. (b)	10	187
H & R Block, Inc.	20	477
Hamilton Beach Brands Holding Company	1	16
HanesBrands Inc.	42	650
Harley-Davidson Inc.	17	602
Hasbro Inc.	6	657
Haverty Furniture Cos. Inc.	2	32
Helen of Troy Ltd (a)	2	379
Hibbett Sports Inc. (a)	2	43
Hilton Grand Vacations Inc. (a)	10	307
Hilton Worldwide Holdings Inc.	10	970
Home Depot Inc.	31	7,270
Hooker Furniture Corp.	1	29
Horizon Global Corporation (a)	2	7
Houghton Mifflin Harcourt Company (a)	14	76
Hyatt Hotels Corp. - Class A	4	280
IAA Spinco Inc. (a)	12	495
Installed Building Products, Inc. (a)	3	156
International Game Technology PLC (b)	17	240
iRobot Corp. (a) (b)	3	179
J. Alexander's Holdings, Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	35
Jack in the Box Inc.	2	197
Johnson Outdoors Inc. - Class A	1	56
K12 Inc. (a)	5	121
KAR Auction Services, Inc.	12	291
KB Home	7	244
Kirkland's Inc. (a) (b)	2	2
Kohl's Corp.	18	917
Kontoor Brands, Inc.	2	54
Lakeland Industries Inc. (a)	—	2
Lands' End, Inc. (a)	2	17
Las Vegas Sands Corp.	17	981
La-Z-Boy Inc.	5	169
LCI Industries	3	302
Leaf Group Ltd. (a)	1	4
Lear Corp.	7	768
Leggett & Platt Inc.	12	492
Lennar Corp. - Class A	12	666
Lennar Corp. - Class B	1	47
LGI Homes, Inc. (a)	3	231
Libbey Inc. (a)	2	8
Lifetime Brands, Inc.	1	10
Limited Brands Inc.	17	335
Lindblad Expeditions Holdings Inc. (a)	3	48
Liquidity Services, Inc. (a)	4	30
Lithia Motors Inc. - Class A	3	385
LKQ Corp. (a)	18	556
Lowe's Cos. Inc.	29	3,207
Luby's Inc. (a)	1	2
Lululemon Athletica Inc. (a)	6	1,064
Lumber Liquidators, Inc. (a) (b)	1	10
M/I Homes, Inc. (a)	2	83
Macy's, Inc.	42	646
Malibu Boats, Inc. - Class A (a)	2	50
Marine Products Corp.	2	24
MarineMax Inc. (a)	3	44
Marriott International Inc. - Class A	10	1,185
Marriott Vacations Worldwide Corporation	5	504
Mattel Inc. (a) (b)	15	171
McDonald's Corporation	22	4,770
MDC Holdings Inc.	10	443
Meritage Homes Corporation (a)	4	315
MGM Resorts International	22	614
Modine Manufacturing Co. (a)	4	51
Mohawk Industries Inc. (a)	4	544
Monarch Casino & Resort Inc. (a)	1	29
Monro Inc.	3	222
Motorcar Parts of America Inc. (a)	2	33
Movado Group Inc.	1	27
Murphy USA Inc. (a)	4	313
Nathan's Famous Inc.	1	43
National Vision Holdings, Inc. (a)	3	69
Nautilus, Inc. (a)	3	5
New Home Co. Inc. (a)	1	4
Newell Brands Inc.	22	404
Nike Inc. - Class B	46	4,290
Nordstrom Inc. (b)	15	517
Norwegian Cruise Line Holdings Ltd. (a)	19	971
NVR, Inc. (a)	—	595
Office Depot Inc.	82	144
Ollie's Bargain Outlet Holdings Inc. (a)	6	335
O'Reilly Automotive, Inc. (a)	3	1,167
Oxford Industries Inc.	2	142
Papa John's International Inc. (b)	4	186
Party City Holdco Inc. (a) (b)	18	100
Penn National Gaming Inc. (a)	5	97
Penske Automotive Group, Inc.	10	482
PetMed Express Inc. (b)	2	41
Pico Holdings Inc. (a)	3	34
Pier 1 Imports, Inc. (a) (b)	—	4
Planet Fitness, Inc. - Class A (a)	7	396
Playa Hotels & Resorts N.V. (a)	4	32
Polaris Industries Inc.	6	571
Pool Corporation	3	599
Potbelly Corporation (a)	2	9
Pulte Homes Inc.	28	1,025
PVH Corp.	5	422
Quotient Technology Inc. (a)	7	57
Qurate Retail, Inc. - Class A (a)	37	378
Ralph Lauren Corp. - Class A	3	315
RCI Hospitality Holdings, Inc.	1	17
Red Lion Hotels Corp. (a)	2	14
Red Robin Gourmet Burgers, Inc. (a)	1	49
Red Rock Resorts, Inc. - Class A	9	183
Regis Corp. (a)	4	81
Rent-A-Center, Inc.	6	144
RH (a)	1	245
Rocky Brands Inc.	1	20
Roku Inc. - Class A (a) (b)	2	193
Ross Stores Inc.	13	1,473
Royal Caribbean Cruises Ltd.	8	878
RTW Retailwinds, Inc. (a)	5	7
Ruth's Hospitality Group Inc.	5	97
Sally Beauty Holdings, Inc. (a)	12	186
Scientific Games Corporation - Class A (a)	8	165
Sears Hometown and Outlet Stores Inc. (a) (b)	—	2
Seaworld Entertainment, Inc. (a)	6	153
Service Corp. International	16	776
ServiceMaster Holding Corporation (a)	9	519
Shake Shack Inc. - Class A (a)	3	246
Shiloh Industries Inc. (a)	1	3
Shoe Carnival Inc. (b)	2	56
Shutterstock Inc. (a)	2	88
Signet Jewelers Limited	9	146
Six Flags Operations Inc.	6	292
Skechers U.S.A. Inc. - Class A (a)	11	429
Skyline Corp. (a)	7	198
Sleep Number Corporation (a)	3	135
Sonic Automotive, Inc. - Class A	4	137
Sotheby's (a)	5	296

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Sportsman's Warehouse Holdings, Inc. (a)	3	16
Stamps.com Inc. (a)	2	150
Standard Motor Products Inc.	2	116
Starbucks Corp.	38	3,317
Steven Madden Ltd.	6	227
Stoneridge, Inc. (a)	3	96
Strategic Education, Inc.	1	187
Strattec Security Corp.	—	5
Superior Industries International Inc.	2	5
Superior Uniform Group Inc.	1	16
Tapestry Inc.	18	463
Target Corporation	24	2,593
Taylor Morrison Home II Corporation - Class A (a)	14	352
Tempur Sealy International, Inc. (a)	6	434
Tenneco Inc.	8	97
Tesla Inc. (a)	1	341
Texas Roadhouse Inc.	6	324
The Habit Restaurants, LLC - Class A (a)	1	11
The Michaels Companies, Inc. (a)	17	167
The Wendy's Company	18	366
Thor Industries Inc.	3	157
Tiffany & Co.	9	815
Tile Shop Holdings, Inc.	6	19
Tilly's Inc. - Class A	1	10
TJX Cos. Inc.	44	2,432
Toll Brothers Inc.	8	328
TopBuild Corp. (a)	4	397
Tractor Supply Co.	7	653
TRI Pointe Homes, Inc. (a)	16	239
Tuesday Morning Corp. (a)	4	7
Tupperware Brands Corp.	4	61
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	887
Under Armour Inc. - Class A (a)	11	223
Under Armour Inc. - Class C (a)	9	160
Unifi Inc. (a)	2	47
Universal Electronics Inc. (a)	1	42
Universal Technical Institute Inc. (a)	2	9
Urban Outfitters Inc. (a)	14	392
Vail Resorts, Inc.	2	438
Veoneer, Inc. (a) (b)	6	95
Vera Bradley, Inc. (a)	3	32
VF Corp.	10	862
Vista Outdoor Inc. (a)	6	38
Visteon Corporation (a)	3	232
Vitamin Shoppe, Inc. (a)	2	14
VOXX International Corporation - Class A (a)	2	9
Wayfair Inc. - Class A (a) (b)	3	292
Weyco Group Inc.	1	21
Whirlpool Corp.	5	847
William Lyon Homes - Class A (a)	2	44
Williams-Sonoma Inc.	7	499
Wingstop Inc.	3	236
Winmark Corp.	—	44
Winnebago Industries Inc.	4	137
Wolverine World Wide Inc.	9	249
WW International, Inc. (a)	6	219
Wyndham Destinations, Inc.	7	301
Wyndham Hotels & Resorts, Inc.	7	353
Wynn Resorts Ltd.	5	561
Yum! Brands Inc.	10	1,143
ZAGG Inc (a)	4	23
Zovio Inc. (a)	4	9
Zumiez Inc. (a)	3	105
		151,205
Health Care 11.3%
Abbott Laboratories	26	2,204
AbbVie Inc.	40	3,059
ABIOMED, Inc. (a)	2	297
Acadia Healthcare Company, Inc. (a)	11	341
Accuray Incorporated (a)	6	16
Achillion Pharmaceuticals, Inc. (a)	8	30
Acorda Therapeutics, Inc. (a)	6	17
Addus HomeCare Corporation (a)	1	88
Adverum Biotechnologies, Inc. (a)	10	54
Agilent Technologies, Inc.	12	923
Agios Pharmaceuticals, Inc. (a) (b)	1	35
Akorn, Inc. (a)	8	30
Alexion Pharmaceuticals, Inc. (a)	5	537
Align Technology, Inc. (a)	3	501
Alkermes Public Limited Company (a)	3	56
Allergan Public Limited Company	6	1,090
Allscripts Healthcare Solutions, Inc. (a)	29	320
Alnylam Pharmaceuticals, Inc. (a)	3	254
Amedisys, Inc. (a)	2	289
AmerisourceBergen Corporation	11	882
Amgen Inc.	23	4,368
AMN Healthcare Services, Inc. (a)	5	271
Amphastar Pharmaceuticals, Inc. (a)	4	84
Anaptysbio, Inc. (a)	2	70
AngioDynamics, Inc. (a)	4	82
ANI Pharmaceuticals, Inc. (a)	1	57
Anika Therapeutics, Inc. (a)	1	82
Anthem, Inc.	8	1,878
Ardelyx, Inc. (a)	1	4
Arena Pharmaceuticals, Inc. (a)	4	188
Assertio Therapeutics, Inc. (a)	3	4
Atara Biotherapeutics, Inc. (a)	4	58
Atrion Corporation	—	127
Audentes Therapeutics, Inc. (a)	7	197
Avanos Medical, Inc. (a)	5	170
Baxter International Inc.	11	942
Becton, Dickinson and Company	5	1,340
Biogen Inc. (a)	8	1,795
BioMarin Pharmaceutical Inc. (a)	4	286
Bio-Rad Laboratories, Inc. - Class A (a)	2	696
BioSpecifics Technologies Corp. (a)	1	39
Bio-Techne Corporation	3	539
BioTelemetry, Inc. (a)	2	82
Bluebird Bio, Inc. (a) (b)	2	139
Boston Scientific Corp. (a)	29	1,177
Bristol-Myers Squibb Co.	53	2,692
Brookdale Senior Living Inc. (a)	30	226
Bruker Corp.	14	595
Cambrex Corp. (a)	4	254
Cantel Medical Corp.	4	300
Capital Senior Living Corp. (a)	3	14
Cardinal Health, Inc.	21	1,006
Catalent Inc. (a)	17	831
Celgene Corp. (a)	33	3,322
Centene Corporation (a)	15	646
Cerner Corp.	15	1,023
Charles River Laboratories International Inc. (a)	6	742
Chemed Corporation	2	731
Chimerix, Inc. (a)	5	12
Cigna Corp.	18	2,726
Community Health Systems Inc. (a) (b)	12	42
Computer Programs & Systems Inc.	1	17
Concert Pharmaceuticals Inc. (a)	—	2
Conmed Corp.	4	366
Cooper Cos. Inc.	2	560
Corcept Therapeutics Inc. (a)	9	125
Corvel Corp. (a)	2	152
Covetrus, Inc. (a)	3	33
Cross Country Healthcare Inc. (a)	2	24
CryoLife Inc. (a)	3	76
Cumberland Pharmaceuticals Inc. (a) (c)	1	5
CVS Health Corporation	40	2,526
Danaher Corporation	11	1,544
DaVita Inc. (a)	12	692
Deciphera Pharmaceuticals, Inc. (a)	6	209
Dentsply Sirona Inc.	13	719
DexCom Inc. (a)	1	209
Diplomat Pharmacy, Inc. (a)	8	41
Eagle Pharmaceuticals Inc. (a)	1	75
Edwards Lifesciences Corporation (a)	6	1,261
Elanco Animal Health (a)	18	475
Eli Lilly & Co.	25	2,762
Emergent BioSolutions Inc. (a)	4	213
Enanta Pharmaceuticals, Inc. (a)	2	96

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Encompass Health Corporation	13	808
Endo International Public Limited Company (a)	23	75
Enzo Biochem Inc. (a)	4	13
Evolent Health, Inc. - Class A (a)	14	99
Exact Sciences Corporation (a)	2	197
Exelixis, Inc. (a)	26	451
Five Prime Therapeutics, Inc. (a)	4	15
Five Star Senior Living Inc. (a) (c)	1	—
G1 Therapeutics, Inc. (a)	4	80
Genomic Health, Inc. (a)	2	108
Gilead Sciences Inc.	48	3,037
Global Blood Therapeutics, Inc. (a)	4	181
Globus Medical Inc. - Class A (a)	6	288
Haemonetics Corp. (a)	3	440
Hanger, Inc. (a)	3	57
Harvard Bioscience Inc. (a)	2	5
HCA Healthcare, Inc.	9	1,058
HealthEquity, Inc. (a)	3	162
Healthstream, Inc. (a)	2	55
Henry Schein Inc. (a)	7	438
Herbalife Nutrition Ltd. (a)	11	413
Heska Corporation (a) (b)	—	11
Hill-Rom Holdings Inc.	5	541
HMS Holdings Corp. (a)	8	260
Hologic Inc. (a)	18	930
Horizon Therapeutics Public Limited Company (a)	15	413
Humana Inc.	5	1,205
ICU Medical, Inc. (a)	1	176
IDEXX Laboratories, Inc. (a)	4	1,211
Illumina, Inc. (a)	3	907
Incyte Corporation (a)	4	281
Innoviva, Inc. (a)	12	126
Inogen, Inc. (a)	1	58
Insulet Corporation (a)	1	149
Integer Holdings Corporation (a)	3	264
Integra LifeSciences Holdings Corp. (a)	5	309
Intellia Therapeutics, Inc. (a) (b)	3	39
Intra-Cellular Therapies, Inc. (a)	4	30
Intuitive Surgical, Inc. (a)	2	1,229
Invacare Corp.	4	29
Ionis Pharmaceuticals Inc. (a)	5	310
Iovance Biotherapeutics Inc. (a)	11	198
IQVIA Inc. (a)	6	881
Jazz Pharmaceuticals Public Limited Company (a)	3	383
Johnson & Johnson	91	11,769
Karyopharm Therapeutics Inc. (a) (b)	4	34
Kura Operations, Inc. (a)	3	39
Laboratory Corporation of America Holdings (a)	7	1,197
Lannett Co. Inc. (a) (b)	3	35
Lantheus Holdings Inc. (a)	5	124
LeMaitre Vascular Inc.	2	55
LHC Group, Inc. (a)	3	309
Ligand Pharmaceuticals Incorporated (a)	1	87
Lipocine Operating Inc. (a) (b)	1	3
LivaNova PLC (a)	4	261
Luminex Corporation	6	120
MacroGenics Inc. (a)	3	40
Madrigal Pharmaceuticals Inc. (a) (b)	—	42
Magellan Health Services Inc. (a)	4	251
Mallinckrodt Public Limited Company (a) (b)	11	25
Masimo Corp. (a)	4	551
McKesson Corporation	14	1,910
Medidata Solutions, Inc. (a)	2	218
Mednax, Inc. (a)	7	154
Medpace Holdings, Inc. (a)	3	291
Medtronic Public Limited Company	23	2,472
Merck & Co., Inc.	77	6,455
Meridian Bioscience Inc.	4	41
Merit Medical Systems Inc. (a)	4	108
Mesa Laboratories, Inc.	—	30
Mettler-Toledo International Inc. (a)	1	1,044
Mirati Therapeutics, Inc. (a)	1	79
Molina Healthcare, Inc. (a)	6	610
Momenta Pharmaceuticals, Inc. (a)	8	98
Mylan Holdings Ltd. (a)	19	372
Myriad Genetics, Inc. (a)	6	162
National Healthcare Corp.	2	185
National Research Corp. - Class A	1	40
Natus Medical Inc. (a)	3	94
Neogen Corp. (a)	3	228
Neogenomics, Inc. (a)	3	60
Neurocrine Biosciences, Inc. (a)	3	241
NewLink Genetics Corp. (a) (b)	2	3
Nextgen Healthcare Inc. (a)	10	156
NuVasive Inc. (a)	5	298
Nuvectra Corporation (a)	1	1
Omnicell, Inc. (a)	3	228
OPKO Health, Inc. (a) (b)	15	30
Orasure Technologies, Inc. (a)	4	31
Orthofix Medical Inc. (a)	3	170
Otonomy, Inc. (a)	2	5
Owens & Minor Inc.	7	40
Patterson Cos. Inc.	10	176
PDL BioPharma, Inc. (a)	6	13
Penumbra, Inc. (a) (b)	1	116
PerkinElmer Inc.	3	261
Perrigo Company Public Limited Company	9	493
PetIQ, Inc. - Class A (a) (b)	2	43
Pfizer Inc.	187	6,721
Phibro Animal Health Corporation - Class A	2	34
PRA Health Sciences, Inc. (a)	5	505
Premier Healthcare Solutions, Inc. - Class A (a)	5	138
Prestige Consumer Healthcare Inc. (a)	8	264
Prothena Corporation Public Limited Company (a)	4	33
Providence Services Corp. (a)	2	93
Psychemedics Corp.	1	5
QHCCS, LLC (a) (b)	3	4
Quest Diagnostics Incorporated	10	1,083
Quidel Corporation (a)	3	204
RadNet Inc. (a)	4	54
Regeneron Pharmaceuticals, Inc. (a)	2	610
Regenxbio Inc. (a)	4	157
Repligen Corporation (a)	2	134
ResMed Inc.	5	693
Retrophin Inc. (a)	4	48
Rhythm Pharmaceuticals, Inc. (a)	1	11
RTI Surgical, Inc. (a)	4	10
Sage Therapeutics Inc. (a)	1	184
Sangamo Therapeutics Inc. (a)	16	148
Sarepta Therapeutics, Inc. (a)	1	102
SeaSpine Holdings Corporation (a)	1	7
Seattle Genetics Inc. (a)	2	213
Select Medical Holdings Corporation (a)	17	280
Simulations Plus Inc.	1	20
Spark Therapeutics, Inc. (a)	3	243
Spectrum Pharmaceuticals, Inc. (a)	3	23
Steris Limited	3	490
Stryker Corp.	7	1,572
Supernus Pharmaceuticals Inc. (a)	5	126
SurModics Inc. (a)	1	65
Symbion, Inc. (a) (b)	5	34
Syneos Health, Inc. - Class A (a)	8	446
Taro Pharmaceutical Industries Ltd	3	224
Teleflex Inc.	2	563
Tenet Healthcare Corporation (a)	12	261
The Ensign Group, Inc.	5	256
Thermo Fisher Scientific Inc.	10	2,870
Tivity Health, Inc. (a) (b)	9	145
Triple-S Management Corp. - Class B (a)	2	29
U. S. Physical Therapy, Inc.	1	146
Ultragenyx Pharmaceutical Inc. (a)	1	56
United Therapeutics Corporation (a)	7	528
UnitedHealth Group Incorporated	27	5,845
Universal Health Services Inc. - Class B	9	1,306
Utah Medical Products Inc.	—	19
Vanda Pharmaceuticals Inc. (a)	5	64
Varex Imaging Corporation (a)	6	171
Varian Medical Systems, Inc. (a)	5	539
Veeva Systems Inc. - Class A (a)	4	563
Vertex Pharmaceuticals Incorporated (a)	3	559

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Waters Corp. (a)	3	662
WellCare Health Plans, Inc. (a)	3	696
West Pharmaceutical Services Inc.	3	413
Wright Medical Group N.V. (a)	3	71
Xencor, Inc. (a)	5	180
Zimmer Biomet Holdings, Inc.	7	1,002
Zoetis Inc. - Class A	20	2,455
Zogenix, Inc. (a)	4	165
		137,402
Communication Services 8.5%
A T N International Limited	3	150
A. H. Belo Corporation - Class A	3	10
Activision Blizzard, Inc.	16	853
Alaska Communications Systems Group, Inc. (a)	3	5
Alphabet Inc. - Class A (a)	6	7,312
Alphabet Inc. - Class C (a)	6	7,730
Altice USA, Inc. - Class A (a)	29	828
AMC Entertainment Holdings, Inc. - Class A (b)	6	68
AMC Networks, Inc. - Class A (a)	5	252
Anterix Inc. (a)	2	54
AT&T Inc.	438	16,587
Boingo Wireless, Inc. (a)	4	42
Cable One, Inc.	1	844
Cargurus Inc. - Class A (a)	3	95
Cars.com Inc. (a)	9	82
CBS Corporation - Class A	—	9
CBS Corporation - Class B	22	901
CenturyLink Inc.	71	892
Charter Communications, Inc. - Class A (a)	6	2,497
Cincinnati Bell Inc. (a)	4	23
Cinemark Holdings, Inc.	14	545
Clear Channel Outdoor Holdings, Inc. (a)	5	13
Cogent Communications Group, Inc.	5	256
Comcast Corporation - Class A	171	7,721
comScore, Inc. (a)	7	13
Consolidated Communications Holdings Inc.	13	63
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Class A (a) (b)	12	328
Discovery, Inc. - Class C (a)	24	603
Dish Network Corporation - Class A (a)	16	551
Electronic Arts Inc. (a)	9	859
Emerald Expositions Events, Inc.	11	106
Entercom Communications Corp. - Class A	15	51
Entravision Communications Corporation - Class A	6	18
EW Scripps Co. - Class A	8	103
Facebook, Inc. - Class A (a)	72	12,882
Fox Corporation - Class A	18	569
Fox Corporation - Class B	11	350
Frontier Communications Corporation (a) (b)	2	2
Gannett Co., Inc.	20	212
GCI Liberty, Inc. - Class A (a)	9	579
Glu Mobile Inc. (a)	—	—
GoDaddy Inc. - Class A (a)	6	370
Gray Television Inc. (a)	11	187
GTT Communications Inc. (a) (b)	8	71
IAC/InterActiveCorp (a)	3	628
IDT Corp. - Class B (a)	3	29
IMAX Corporation (a)	9	192
Intelsat Investments S.A. (a)	10	228
Interpublic Group of Cos. Inc.	23	498
Iridium Communications Inc. (a)	11	227
John Wiley & Sons Inc. - Class A	6	243
John Wiley & Sons Inc. - Class B (c)	—	4
Liberty Braves Group - Class A (a)	—	10
Liberty Braves Group - Class C (a)	3	79
Liberty Broadband Corp. - Class A (a)	1	127
Liberty Broadband Corp. - Class C (a)	5	572
Liberty Latin America Ltd. - Class C (a)	10	170
Liberty Media Corp. - Class A (a)	1	36
Liberty Media Corp. - Class C (a)	14	571
Liberty SiriusXM Group - Class A (a)	4	150
Liberty SiriusXM Group - Class C (a)	8	339
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	68
Lions Gate Entertainment Corp. - Class A	5	42
Lions Gate Entertainment Corp. - Class B	8	74
Live Nation Inc. (a)	11	706
Marchex, Inc. - Class B (a)	3	8
Marcus Corp.	3	126
Match Group, Inc.	5	352
Meredith Corporation	4	140
MSG Networks Inc. - Class A (a)	6	93
National CineMedia Inc.	5	45
Netflix, Inc. (a)	7	1,853
New Media Investment Group Inc. (b)	6	55
New York Times Co. - Class A	8	232
News Corporation - Class A	34	468
News Corporation - Class B	10	143
Nexstar Media Group, Inc. - Class A	6	607
Omnicom Group Inc.	12	917
ORBCOMM Inc. (a)	6	27
QuinStreet, Inc. (a)	2	29
Reading International Inc. - Class A (a)	2	22
Rosetta Stone Inc. (a)	2	28
Scholastic Corp.	3	132
Shenandoah Telecommunications Company	7	237
Sinclair Broadcast Group Inc. - Class A	11	462
Sirius XM Holdings Inc. (b)	52	328
Snap Inc. - Class A (a) (b)	15	244
Spok Holdings, Inc.	2	25
Sprint Corporation (a)	53	325
Take-Two Interactive Software Inc. (a)	3	385
TechTarget, Inc. (a)	2	48
TEGNA Inc.	27	424
Telephone & Data Systems Inc.	9	242
The Madison Square Garden Company - Class A (a)	1	323
The Meet Group, Inc. (a)	6	21
The Trade Desk, Inc. - Class A (a)	1	188
T-Mobile US Inc. (a)	20	1,560
Townsquare Media Inc. - Class A	2	11
Travelzoo (a)	1	11
Tribune Publishing Company, LLC	5	43
TripAdvisor Inc. (a)	7	263
Truecar, Inc. (a)	12	42
Twilio Inc. - Class A (a)	2	219
Twitter, Inc. (a)	20	820
US Cellular Corp. (a)	2	89
VeriSign, Inc. (a)	4	748
Verizon Communications Inc.	204	12,295
Viacom Inc. - Class A (b)	1	35
Viacom Inc. - Class B	38	909
Vonage Holdings Corp. (a)	18	198
Walt Disney Co.	40	5,247
World Wrestling Entertainment, Inc. - Class A (b)	3	190
Yelp Inc. - Class A (a)	6	214
Zayo Group Holdings, Inc. (a)	21	712
Zedge, Inc. - Class B (a)	1	1
Zillow Group, Inc. - Class A (a)	4	109
Zillow Group, Inc. - Class C (a) (b)	9	278
Zynga Inc. - Class A (a)	68	394
		103,597
Consumer Staples 6.5%
Alico, Inc.	1	28
Altria Group, Inc.	76	3,122
Archer-Daniels-Midland Company	22	885
Avon Products, Inc. (a)	42	185
B&G Foods, Inc. (b)	7	138
BJ's Wholesale Club Holdings, Inc. (a)	6	142
Boston Beer Co. Inc. - Class A (a)	1	364
Brown-Forman Corp. - Class A	3	188
Brown-Forman Corp. - Class B	17	1,072
Bunge Limited	12	685
Calavo Growers Inc. (b)	2	158
Cal-Maine Foods Inc.	5	181
Campbell Soup Co.	18	853
Casey's General Stores Inc.	4	632
Central Garden & Pet Co. (a) (b)	1	33
Central Garden & Pet Co. - Class A (a)	5	145
Chefs' Warehouse Inc. (a)	3	102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Church & Dwight Co. Inc.	12	907
Clorox Co.	6	977
Coca-Cola Co.	124	6,725
Coca-Cola Consolidated Inc.	1	204
Colgate-Palmolive Co.	23	1,718
ConAgra Brands Inc.	24	722
Constellation Brands, Inc. - Class A	4	875
Costco Wholesale Corporation	15	4,443
Coty Inc. - Class A	28	297
Craft Brewers Alliance Inc. (a)	2	12
Darling Ingredients Inc. (a)	14	277
Dean Foods Co. (b)	13	15
Del Monte Fresh Produce Company	5	186
E.L.F. Beauty, Inc. (a)	4	68
Edgewell Personal Care Colombia S A S (a)	6	203
Estee Lauder Cos. Inc. - Class A	7	1,492
Farmer Bros. Co. (a)	2	20
Flowers Foods Inc.	20	453
General Mills Inc.	21	1,175
Hain Celestial Group Inc. (a)	9	191
Hershey Co.	6	902
Hormel Foods Corp.	18	805
Hostess Brands, Inc. - Class A (a)	14	193
Ingles Markets Inc. - Class A	2	71
Ingredion Inc.	6	488
Inter Parfums Inc.	3	185
J&J Snack Foods Corp.	2	324
JM Smucker Co.	7	719
John B. Sanfilippo & Son Inc.	1	84
Kellogg Co.	15	948
Keurig Dr Pepper Inc.	11	295
Kimberly-Clark Corp.	11	1,605
Kraft Heinz Foods Company	21	577
Lamb Weston Holdings Inc.	6	443
Lancaster Colony Corp.	2	344
Landec Corp. (a)	3	29
Limoneira Co.	1	20
Mannatech Inc. (c)	—	5
McCormick & Co. Inc.	6	912
Medifast, Inc.	1	124
MGPI Processing, Inc. (b)	2	93
Molson Coors Brewing Company - Class B	11	638
Mondelez International Inc. - Class A	25	1,363
Monster Beverage 1990 Corporation (a)	11	613
National Beverage Corp. (b)	2	97
Natural Grocers By Vitamin Cottage, Inc. (a)	2	21
Natural Health Trends Corp.	—	1
Nature's Sunshine Products Inc. (a)	1	6
Nu Skin Enterprises, Inc. - Class A	6	264
Oil-Dri Corp. of America	—	14
PepsiCo Inc.	52	7,130
Performance Food Group Company (a)	10	468
Philip Morris International Inc.	43	3,288
Pilgrim's Pride Corporation (a)	18	562
Post Holdings Inc. (a)	8	888
PriceSmart Inc.	2	163
Primo Water Operations, Inc. (a)	2	29
Procter & Gamble Co.	73	9,062
Pyxus International, Inc. (a) (b)	1	12
Revlon Inc. - Class A (a) (b)	3	78
Rite Aid Corporation (a) (b)	5	32
Sanderson Farms Inc.	3	400
Seneca Foods Corp. - Class A (a)	1	21
SpartanNash Co.	6	65
Spectrum Brands Legacy, Inc.	6	310
Sprouts Farmers Market, Inc. (a)	9	179
Sysco Corp.	19	1,512
The Andersons, Inc.	3	73
The Kroger Co.	86	2,207
The Simply Good Foods Company (a)	7	198
Tootsie Roll Industries Inc. (b)	3	115
Treehouse Foods, Inc. (a)	6	326
Tyson Foods Inc. - Class A	18	1,570
United Natural Foods Inc. (a)	6	67
Universal Corp.	4	203
US Foods Holding Corp. (a)	16	641
USANA Health Sciences, Inc. (a)	3	219
Vector Group Ltd.	15	174
Village Super Market Inc. - Class A	1	26
Walgreens Boots Alliance Inc.	27	1,503
Walmart Inc.	42	4,981
WD-40 Co.	1	195
Weis Markets Inc.	5	184
		78,937
Energy 4.8%
Abraxas Petroleum Corporation (a)	13	6
Adams Resources & Energy, Inc.	—	8
Antero Resources Corporation (a)	25	74
Apache Corporation	31	788
Apergy Corporation (a)	6	154
Arch Coal, Inc. - Class A (b)	3	208
Archrock, Inc.	19	186
Baker Hughes, a GE Company, LLC - Class A	13	302
Blue Ridge Mountain Resources, Inc. (a) (b)	1	5
Bonanza Creek Energy, Inc. (a)	1	21
C&J Energy Services, Inc. (a)	11	117
Cabot Oil & Gas Corp.	26	450
Cactus Inc. - Class A (a)	4	111
California Resources Corporation (a) (b)	5	53
Callon Petroleum Company (a) (b)	33	142
CARBO Ceramics Inc. (a) (b)	2	5
Carrizo Oil & Gas Inc. (a)	15	128
Centennial Resource Development, LLC - Class A (a)	20	90
Cheniere Energy, Inc. (a)	11	669
Chesapeake Energy Corp. (a) (b)	104	147
Chevron Corp.	71	8,429
Cimarex Energy Co.	9	413
Clean Energy Fuels Corp. (a)	22	46
CNX Resources Corporation (a)	22	162
Concho Resources Inc.	12	839
ConocoPhillips	51	2,928
CONSOL Mining Corporation (a)	5	73
Contango Oil & Gas Company (a)	2	7
Continental Resources Inc. (a)	13	409
Core Laboratories N.V. (b)	4	187
CVR Energy, Inc.	9	382
Dawson Geophysical Co. (a)	3	5
Delek US Holdings, Inc.	10	354
Denbury Resources Inc. (a) (b)	68	81
Devon Energy Corporation	25	602
DHT Holdings, Inc.	22	138
Diamond Offshore Drilling, Inc. (a) (b)	16	88
Diamondback Energy, Inc.	9	847
DMC Global Inc.	2	97
Dorian LPG Ltd. (a)	5	56
Dril-Quip Inc. (a)	4	205
Enlink Midstream, LLC (b)	30	252
EOG Resources, Inc.	22	1,670
EQT Corporation	12	129
Equitrans Midstream Corp.	7	100
ERA Group Inc. (a)	2	17
Evolution Petroleum Corporation	3	16
Exterran Trinidad LLC (a)	5	67
Extraction Oil & Gas, Inc. (a) (b)	11	31
Exxon Mobil Corporation	164	11,560
Forum Energy Technologies, Inc. (a)	11	17
Frank's International N.V. (a)	22	104
GasLog Ltd.	12	157
Geospace Technologies Corporation (a)	1	11
Green Plains Renewable Energy Inc.	4	42
Gulf Island Fabrication Inc. (a)	1	5
Gulfport Energy Corp. (a)	28	76
Hallador Energy Company	—	1
Halliburton Co.	19	365
Helix Energy Solutions Group, Inc. (a)	31	246
Helmerich & Payne Inc.	8	328
Hess Corporation	12	707
HighPoint Resources Corporation (a)	15	24
HollyFrontier Corp.	15	820

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
International Seaways, Inc. (a)	2	38
ION Geophysical Corp. (a)	1	7
Jagged Peak Energy Inc. (a) (b)	5	33
Keane Group, Inc. (a)	15	93
Kinder Morgan, Inc.	64	1,327
KLX Energy Services Holdings, Inc. (a)	2	18
Kosmos Energy Ltd.	42	259
Laredo Petroleum Holdings Inc. (a)	26	63
Mammoth Energy Services, Inc.	2	6
Marathon Oil Corp.	56	683
Marathon Petroleum Corporation	27	1,614
Matador Resources Co. (a)	13	216
Matrix Service Co. (a)	3	56
McDermott International Inc. (a) (b)	13	27
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	17	367
Nabors Industries Ltd	43	80
NACCO Industries Inc. - Class A	1	32
National Oilwell Varco Inc.	15	315
Natural Gas Services Group, Inc. (a)	2	21
Newpark Resources Inc. (a)	10	79
Noble Corporation PLC (a)	27	34
Noble Energy Inc.	25	572
Northern Oil and Gas Inc. (a)	48	94
Oasis Petroleum Inc. (a)	32	111
Occidental Petroleum Corporation	36	1,618
Oceaneering International Inc. (a)	12	157
Oil States International Inc. (a)	6	78
ONEOK Inc.	15	1,080
Pacific Ethanol, Inc. (a)	2	1
Panhandle Oil and Gas Inc. - Class A	2	21
Par Pacific Holdings, Inc. (a)	7	161
Parsley Energy Inc. - Class A	15	260
Patterson-UTI Energy Inc.	17	145
PBF Energy Inc. - Class A	12	326
PDC Energy, Inc. (a)	5	126
Peabody Energy Corp.	12	176
Penn Virginia Corporation (a)	—	8
Phillips 66	13	1,359
Pioneer Natural Resources Co.	9	1,154
Propetro Holding Corp. (a)	11	100
QEP Resources, Inc.	33	122
Range Resources Corporation (b)	16	62
Reg Biofuels, LLC (a)	5	72
REX Stores Corp. (a)	—	13
RigNet Inc. (a)	2	12
Ring Energy Inc. (a)	4	6
RPC Inc. (b)	13	70
Schlumberger Ltd.	37	1,267
Scorpio Tankers Inc.	6	183
SEACOR Holdings Inc. (a)	4	186
SEACOR Marine Holdings Inc. (a)	2	24
Select Energy Services, Inc. - Class A (a)	12	102
SemGroup Corporation - Class A	9	143
Ship Finance International Limited	16	219
SM Energy Company	13	129
Southwestern Energy Co. (a)	52	101
SRC Energy Inc. (a)	34	157
Superior Energy Services Inc. (a) (e)	14	2
Talos Energy Inc. (a)	7	150
Targa Resources Corp.	15	607
TechnipFMC PLC	23	557
Teekay Shipping (Canada) Ltd. (b)	7	29
Teekay Tankers Ltd. - Class A (a)	4	5
TETRA Technologies, Inc. (a)	8	16
Tidewater Inc. (a)	3	45
Transocean Ltd. (a)	35	158
U.S. Silica Holdings, Inc. (b)	12	117
Unit Corp. (a)	11	38
Valaris PLC - Class A (b) (c)	22	107
Valero Energy Corporation	21	1,788
Whiting Petroleum Corp. (a) (b)	11	87
Williams Cos. Inc.	26	624
World Fuel Services Corp.	11	437
WPX Energy, Inc. (a)	41	435
		57,744
Materials 4.0%
AdvanSix Inc. (a)	6	154
Air Products and Chemicals, Inc.	5	1,017
AK Steel Holding Corporation (a) (b)	31	70
Albemarle Corporation (b)	7	508
Alcoa Corporation (a)	16	314
Allegheny Technologies Incorporated (a)	11	219
Amcor Plc	44	427
American Vanguard Corporation	4	56
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	6	676
Ashland Global Holdings Inc.	4	337
Avery Dennison Corporation	5	619
Axalta Coating Systems Ltd. (a)	24	717
Balchem Corporation	2	238
Ball Corporation	19	1,383
Berry Global Group, Inc. (a)	15	594
Boise Cascade Company	5	148
Cabot Corp.	7	308
Carpenter Technology Corp.	5	263
Celanese Corp. - Class A	8	1,023
Century Aluminum Co. (a)	8	56
CF Industries Holdings Inc.	17	837
Chase Corporation	1	140
Chemours Co.	15	225
Clearwater Paper Corporation (a)	2	42
Cleveland-Cliffs Inc. (b)	17	125
Coeur d'Alene Mines Corp. (a)	24	117
Commercial Metals Co.	16	282
Compass Minerals International, Inc.	3	188
Core Molding Technologies Inc. (a)	1	5
Corteva, Inc.	16	437
Crown Holdings Inc. (a)	11	748
Domtar Corp. (c)	6	222
Dow Holdings Inc.	21	1,009
DuPont de Nemours, Inc	18	1,311
Eagle Materials Inc.	3	300
Eastman Chemical Co.	13	992
Ecolab Inc.	9	1,700
Element Solutions, Inc. (a)	30	308
Ferro Corp. (a)	14	167
Ferroglobe PLC	13	15
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (e)	10	—
Flotek Industries Inc. (a)	2	3
FMC Corp.	7	622
Freeport-McMoRan Inc. - Class B	90	860
FutureFuel Corp.	4	43
GCP Applied Technologies Inc. (a)	7	129
Gold Resource Corporation	4	13
Graphic Packaging Holding Co.	36	535
Greif Inc. - Class A	5	204
Greif Inc. - Class B	1	48
Hawkins Inc.	1	41
Haynes International Inc.	2	55
HB Fuller Co.	4	194
Hecla Mining Co.	59	105
Huntsman Corp.	27	630
Ingevity Corporation (a)	3	214
Innophos Holdings Inc	2	62
Innospec Inc.	3	237
International Flavors & Fragrances Inc. (b)	4	501
International Paper Co.	35	1,456
Intrepid Potash, Inc. (a)	21	68
Kaiser Aluminum Corp.	1	109
Koppers Holdings Inc. (a)	2	68
Kraton Corporation (a)	4	142
Kronos Worldwide, Inc.	13	156
Linde Public Limited Company	11	2,207
Livent Corporation (a)	7	44
Louisiana-Pacific Corp.	15	357
LSB Industries Inc. (a)	3	14
LyondellBasell Industries N.V. - Class A	14	1,272

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Martin Marietta Materials Inc.	3	957
Materion Corp.	2	125
Mercer International Inc.	11	138
Minerals Technologies Inc.	4	209
MOS Holdings Inc.	16	330
Myers Industries Inc.	3	61
Neenah Inc.	2	113
NewMarket Corp.	1	490
Newmont Goldcorp Corporation (c)	21	800
Nucor Corp.	22	1,099
Olin Corp.	17	311
Olympic Steel, Inc.	1	15
Omnova Solutions Inc. (a)	4	41
Owens-Illinois Inc.	22	224
P.H. Glatfelter Co.	4	69
Packaging Corp. of America	8	835
Park Aerospace Technologies Corp.	2	38
PolyOne Corporation	7	222
PPG Industries Inc.	13	1,592
PQ Group Holdings Inc. (a)	4	65
Quaker Chemical Corp.	1	185
Rayonier Advanced Materials Inc.	11	50
Reliance Steel & Aluminum Co.	6	611
Resolute Forest Products Inc. (c)	8	40
Royal Gold Inc.	4	511
RPM International Inc.	9	614
Ryerson Holding Corp. (a)	3	22
Schnitzer Steel Industries Inc. - Class A	3	55
Schweitzer-Mauduit International Inc.	6	217
Scotts Miracle-Gro Co. - Class A	6	647
Sealed Air Corporation	14	588
Sensient Technologies Corporation	4	275
Sherwin-Williams Co.	2	1,365
Silgan Holdings Inc.	16	468
Sonoco Products Co.	11	668
Southern Peru Copper Corporation (Sucursal Del Peru)	3	119
Steel Dynamics Inc.	24	714
Stepan Co.	3	268
Summit Materials, Inc. - Class A (a)	15	334
SunCoke Energy, Inc. (a)	8	45
TimkenSteel Corp. (a)	5	28
Trecora Resources (a)	2	17
Tredegar Corp.	3	55
Trinseo S.A.	6	265
Tronox Holdings PLC	10	83
U.S. Concrete, Inc. (a)	2	121
UFP Technologies Inc. (a)	—	12
United States Lime & Minerals Inc.	1	38
United States Steel Corp. (b)	17	198
Univar Inc. (a)	14	286
Universal Stainless & Alloy Products Inc. (a)	1	11
Valvoline, Inc.	18	390
Verso Corporation - Class A (a)	4	45
Vulcan Materials Co.	7	1,030
W. R. Grace & Co.	5	307
Warrior Met Coal, Inc.	7	143
Westlake Chemical Corp.	5	299
Westrock Company, Inc.	8	298
Worthington Industries Inc.	6	207
		48,052
Utilities 3.1%
ALLETE, Inc.	4	368
Alliant Energy Corporation	9	484
Ameren Corporation	10	773
American Electric Power Company, Inc.	13	1,247
American States Water Company	4	343
American Water Works Company, Inc.	7	835
Aqua America, Inc.	10	447
Artesian Resources Corporation - Class A	1	35
Atlantica Yield PLC	14	329
Atmos Energy Corporation	4	511
AVANGRID, Inc.	5	248
Avista Corporation	7	323
Black Hills Corporation	6	452
California Water Service Group	5	259
CenterPoint Energy, Inc.	17	526
Chesapeake Utilities Corp.	2	150
Clearway Energy, Inc. - Class A	4	63
Clearway Energy, Inc. - Class C	6	114
CMS Energy Corp.	11	673
Connecticut Water Services Inc.	1	88
Consolidated Edison Inc.	9	825
Consolidated Water Co. Ltd.	2	30
Dominion Energy, Inc.	21	1,737
DTE Energy Company	7	950
Duke Energy Corporation	19	1,789
Edison International	9	667
El Paso Electric Co.	4	259
Entergy Corporation	7	836
Evergy, Inc.	10	660
Eversource Energy	12	1,029
Exelon Corporation	25	1,230
FirstEnergy Corp.	17	827
Genie Energy Ltd. - Class B	2	15
Hawaiian Electric Industries Inc.	10	443
IDACORP Inc.	4	441
MDU Resources Group Inc.	19	532
MGE Energy, Inc.	3	265
Middlesex Water Co.	2	100
National Fuel Gas Co.	8	391
New Jersey Resources Corp.	8	377
NextEra Energy, Inc.	13	3,094
NiSource Inc.	14	418
Northwest Natural Holding Company	4	267
NorthWestern Corp.	5	341
NRG Energy Inc.	12	461
OGE Energy Corp.	9	409
One Gas, Inc.	5	486
Ormat Technologies Inc.	5	391
Otter Tail Corp.	4	196
Pattern Energy Group Inc. - Class A (c)	9	254
PG&E Corporation (a)	10	98
Pinnacle West Capital Corp.	5	493
PNM Resources, Inc.	7	380
Portland General Electric Co.	7	399
PPL Corporation	18	569
Public Service Enterprise Group Inc.	14	845
Sempra Energy	5	806
SJW Corp.	4	246
South Jersey Industries Inc.	8	258
Southwest Gas Corp.	5	413
Spark Energy Inc. - Class A	1	15
Spire, Inc.	4	378
Terraform Power, Inc. - Class A	4	73
The AES Corporation	31	506
The Southern Company	28	1,736
UGI Corp.	8	400
Unitil Corp.	1	89
Vistra Energy Corp.	21	569
WEC Energy Group Inc.	9	866
Xcel Energy Inc.	14	904
York Water Co.	1	64
		38,095
Real Estate 0.3%
Alexander & Baldwin, LLC	1	30
Altisource Portfolio Solutions S.A. (a) (b)	1	28
CBRE Group, Inc. - Class A (a)	24	1,252
Consolidated-Tomoka Land Co.	—	28
Dwight A. Walker Real Estate, Inc. - Class A	5	146
Florida Rock Properties, Inc. (a)	1	25
Forestar Group Inc. (a)	—	7
Jones Lang LaSalle Incorporated	4	575
Kennedy-Wilson Holdings Inc.	13	290
Marcus & Millichap Inc. (a)	4	149
Newmark Group, Inc. - Class A	16	145
Rafael Holdings, Inc. - Class B (a)	1	29
Realogy Holdings Corp. (b)	16	106
RMR Group, Inc. - Class A	2	86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
St. Joe Co. (a) (b)	9	149
Stratus Properties Inc. (a)	—	13
Tejon Ranch Co. (a)	3	53
The Howard Hughes Corporation (a)	3	416
		3,527
Total Common Stocks (cost $884,515)		1,209,972
RIGHTS 0.0%
Dyax Corp. (a) (c) (e)	2	—
Elanco Animal Health (a) (c) (e)	2	—
LyondellBasell Industries N.V. (a) (c) (e)	3	1
NewStar Financial, Inc. (a) (c) (e)	4	3
Total Rights (cost $1)		4
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (f) (g)	9,076	9,076
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (f) (g)	3,440	3,440
Total Short Term Investments (cost $12,516)		12,516
Total Investments 100.8% (cost $897,032)		1,222,492
Other Assets and Liabilities, Net (0.8)%		(9,401)
Total Net Assets 100.0%		1,213,091

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cimpress N.V.	07/18/12	159	235	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 44.9%
U.S. Treasury Note 16.5%
Treasury, United States Department of
1.38%, 02/15/20 - 04/30/20	5,610	5,596
1.88%, 12/15/20 - 08/31/24	21,470	21,715
2.88%, 10/15/21	50,300	51,526
1.75%, 11/30/21	58,680	58,808
1.75%, 04/30/22 - 06/30/22	4,420	4,439
2.63%, 02/28/23 - 01/31/26	48,600	50,438
2.50%, 01/15/22 - 05/15/24	57,000	58,588
2.38%, 08/15/24 - 05/15/27	31,600	33,249
2.13%, 09/30/24	36,200	37,156
2.75%, 08/15/21 - 02/28/25	74,950	77,909
2.00%, 01/15/21 - 08/15/25	15,160	15,383
3.00%, 09/30/25	25,500	27,524
1.63%, 06/30/20 - 02/15/26	33,670	33,730
2.00%, 11/15/26	3,190	3,272
2.25%, 01/31/24 - 11/15/27	127,580	132,859
		612,192
Mortgage-Backed Securities 9.7%
Federal Home Loan Mortgage Corporation
4.78%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (a)	—	—
2.50%, 09/01/34	4,672	4,736
3.00%, 08/01/46 - 06/01/47	163,473	167,352
3.00%, 07/01/47 (b)	6,549	6,701
3.50%, 10/01/47	43,526	45,023
4.00%, 10/01/48	19,631	20,482
Federal National Mortgage Association, Inc.
2.32%, 10/01/31	12,650	12,656
2.42%, 12/25/31	10,700	10,764
2.14%, 10/01/19	32,100	32,209
5.50%, 02/01/21 - 09/01/25	105	110
4.50%, 11/01/19 - 07/01/42	7,399	7,843
4.00%, 01/01/20 - 01/01/46	11,363	11,857
2.50%, 08/01/34	2,943	2,981
4.37%, (12M USD LIBOR + 1.45%), 01/01/35 (a)	289	300
4.71%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (a)	3,790	3,996
3.88%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (a)	1	1
3.68%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (a)	113	114
5.00%, 05/01/37 - 04/01/44	1,395	1,536
3.00%, 04/01/47 (b)	14,175	14,503
Government National Mortgage Association
3.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (a)	18	19
4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/27 - 02/20/32 (a)	31	32
5.00%, 02/15/38 - 07/15/41	9,270	10,290
3.00%, 11/15/44 - 07/15/45	4,470	4,606
		358,111
Sovereign 6.6%
Assembleia da Republica
2.20%, 10/17/22, EUR (c)	3,900	4,597
2.88%, 10/15/25, EUR (c)	6,160	7,930
1.95%, 06/15/29, EUR (c)	900	1,150
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (c) (d)	2,200	2,524
Cabinet Office, Government of Japan
0.10%, 09/20/26 - 03/20/28, JPY	1,105,000	10,567
2.20%, 09/20/27, JPY	425,000	4,739
2.10%, 12/20/27, JPY	349,000	3,884
1.90%, 12/20/28 - 03/20/31, JPY	655,000	7,377
1.60%, 03/20/33 - 12/20/33, JPY	974,000	11,056
1.50%, 06/20/34, JPY	350,000	3,944
1.30%, 06/20/35, JPY	385,000	4,253
1.20%, 09/20/35, JPY	335,000	3,657
0.50%, 03/20/38, JPY	410,000	4,027
Canada, Government of
2.25%, 02/01/21, CAD	2,200	1,673
0.50%, 03/01/22, CAD	6,200	4,562
1.50%, 06/01/23, CAD	4,420	3,341
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (e)	7,640	2,761
5.40%, 08/12/34, PEN (e)	700	221
Commonwealth of Australia
1.75%, 11/21/20, AUD (c)	7,250	4,945
5.50%, 04/21/23, AUD	3,220	2,535
3.25%, 04/21/25, AUD (c)	4,750	3,629
Estado Espanol
0.40%, 04/30/22, EUR	2,800	3,120
0.35%, 07/30/23, EUR	4,690	5,254
1.60%, 04/30/25, EUR (c)	3,250	3,907
Estado Español
1.30%, 10/31/26, EUR (e)	960	1,149
Export-Import Bank of Thailand
3.04%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (c)	500	502
3.00%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (c)	700	700
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (c)	1,900	2,230
1.00%, 06/22/26, EUR (c)	5,210	6,250
0.90%, 06/22/29, EUR (c)	170	206
Gobierno de la Republica de Chile
3.13%, 03/27/25	2,000	2,093
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 06/11/20, MXN	68,900	3,521
6.50%, 06/09/22, MXN	209,200	10,545
4.00%, 10/02/23	3,000	3,162
4.15%, 03/28/27	2,635	2,788
3.75%, 01/11/28	4,050	4,163
Government of the Republic of Panama
4.00%, 09/22/24	7,000	7,472
Ireland, Government of
5.40%, 03/13/25, EUR	2,900	4,163
1.00%, 05/15/26, EUR (c)	3,400	4,024
0.90%, 05/15/28, EUR (c)	2,100	2,492
Koztarsasagi Elnoki Hivatal
0.50%, 04/21/21, HUF	1,030,000	3,378
1.75%, 10/26/22, HUF	872,400	2,946
2.50%, 10/24/24, HUF	1,182,200	4,122
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (c)	4,500	4,663
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	6,990	2,288
1.75%, 08/31/25, ILS	6,450	1,982
New Zealand Government
5.50%, 04/15/23, NZD	8,510	6,197
2.75%, 04/15/25, NZD	6,900	4,747
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (c)	350	357
3.75%, 03/01/23 (c)	1,698	1,760
Presidencia de la Republica de Colombia
4.50%, 03/15/29	200	222
5.20%, 05/15/49	300	362
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (e)	250	266
Republique Francaise Presidence
0.25%, 11/25/26, EUR (c)	2,645	3,033
1.00%, 05/25/27, EUR (c)	2,995	3,628
South Africa, Parliament of
7.75%, 02/28/23, ZAR	77,875	5,190
8.00%, 01/31/30, ZAR	150,850	9,296
The Philippines, Government of
4.20%, 01/21/24	7,500	8,128

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
The Republic of Indonesia, The Government of
4.88%, 05/05/21 (c)	1,000	1,036
Urad Vlady CR
0.45%, 10/25/23, CZK	205,700	8,415
2.40%, 09/17/25, CZK	49,000	2,198
Urzad Rady Ministrow
1.50%, 04/25/20, PLN	22,675	5,664
2.25%, 04/25/22, PLN	12,000	3,041
3.25%, 07/25/25, PLN	7,500	2,014
		246,046
Collateralized Mortgage Obligations 6.6%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	36,319	37,672
Interest Only, Series FH-S358A, 3.00%, 10/15/47	7,701	7,838
Series JZ-1507, REMIC, 7.00%, 05/15/23	21	23
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,830	2,978
Series T-A1-75, REMIC, 2.31%, (1M USD LIBOR + 0.04%), 12/25/36 (a)	21	22
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,957	5,129
Series QD-4076, REMIC, 2.50%, 11/15/41	5,173	5,141
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,335
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	25,722	25,940
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 4.41%, 05/25/35 (a)	18	19
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	23,124	22,724
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43 (d)	13,276	11,595
Series 2014-A-23, REMIC, 3.00%, 05/25/44	21,117	21,287
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	16,614	16,426
Principal Only, Series 2018-PO-21, REMIC, 2.32%, 04/25/48 (d)	32,369	28,225
Series 2018-A-33, REMIC, 3.00%, 05/25/48	22,975	23,219
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	11,897	12,028
		245,601
U.S. Treasury Bond 3.8%
Treasury, United States Department of
3.13%, 02/15/43	23,050	27,512
3.63%, 08/15/43	18,400	23,750
3.75%, 11/15/43	18,100	23,827
3.00%, 05/15/47	14,000	16,605
2.75%, 11/15/42 - 11/15/47	43,540	49,300
		140,994
U.S. Treasury Inflation Indexed Securities 1.6%
Treasury, United States Department of
0.88%, 01/15/29 (f)	17,731	18,853
1.00%, 02/15/46 (f)	34,705	38,712
		57,565
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,598
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,296
		3,894
Total Government And Agency Obligations (cost $1,608,960)		1,664,403
CORPORATE BONDS AND NOTES 28.1%
Financials 9.6%
Acrisure, LLC
8.13%, 02/15/24 (e)	540	582
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	4,595	4,686
Alliant Holdings I, Inc.
8.25%, 08/01/23 (e)	1,070	1,094
American Express Company
2.50%, 08/01/22	4,380	4,424
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (e)	550	575
5.25%, 08/15/27 (e)	280	284
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (e)	485	337
AssuredPartners, Inc.
7.00%, 08/15/25 (e)	940	945
Athene Global Funding
3.00%, 07/01/22 (e)	4,555	4,631
Avation Capital
6.50%, 05/15/21 (e)	560	578
AXA Equitable Holdings, Inc.
3.90%, 04/20/23	4,305	4,493
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	600	645
Banco De Credito E Inversiones S.A.
4.00%, 02/11/23 (c)	2,000	2,097
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	1,157	1,209
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (c) (g)	6,600	6,526
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (c) (h) (i) (j)	6,400	1,186
Banco General, S.A.
4.13%, 08/07/27 (c)	600	629
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (c)	300	311
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (c)	700	708
Banco Macro S.A.
6.75%, 11/04/26 (a) (c)	3,100	2,139
6.75%, 11/04/26 (e)	800	553
Banco Mercantil Del Norte, S.A. Institucion De Ban
7.50%, (callable at 100 beginning 06/27/29) (c) (g)	600	607
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (c) (g)	2,236	2,243
7.50%, (callable at 100 beginning 06/27/29) (e) (g)	300	304
7.63%, (callable at 100 beginning 01/06/28) (c) (g)	4,000	4,070
5.75%, 10/04/31 (a) (c) (k)	900	902
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a) (c)	500	506
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (e)	1,850	1,976
Banco Santander, S.A.
3.24%, (3M USD LIBOR + 1.09%), 02/23/23 (a)	4,600	4,606
Banco Santander-Chile
3.88%, 09/20/22 (c)	650	676
Bancolombia SA
5.13%, 09/11/22	850	894
4.88%, 10/18/27	2,600	2,670
Banistmo S.A.
3.65%, 09/19/22 (e)	4,000	4,032
Bank of America Corporation
3.97%, 02/07/30	4,230	4,624
Bank of Montreal
3.80%, 12/15/32	3,710	3,841
Bank of New Zealand
3.50%, 02/20/24 (e)	4,595	4,810
Barclays PLC
3.55%, (3M USD LIBOR + 1.38%), 05/16/24 (a)	4,950	4,900
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	200	199
5.13%, 01/18/33 (c)	7,700	7,340
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	5,000	5,061
BNP Paribas
3.38%, 01/09/25 (e)	4,445	4,597
BTG Pactual Holding S.A.
7.75%, 02/15/29 (e)	5,700	5,955
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (c)	800	850
7.50%, 10/15/26 (e)	1,500	1,594

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
6.88%, 09/15/27 (c)	5,100	5,272
Camelot Finance SA
7.88%, 10/15/24 (e)	725	754
Capital One Financial Corporation
2.99%, (3M USD LIBOR + 0.72%), 01/30/23 (a)	1,115	1,110
China National Petroleum Corporation
3.95%, 04/19/22 (c)	500	517
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (c)	1,600	1,200
Citigroup Inc.
3.57%, (3M USD LIBOR + 1.43%), 09/01/23 (a)	2,200	2,252
3.22%, (3M USD LIBOR + 1.10%), 05/17/24 (a)	4,465	4,499
CNO Financial Group, Inc.
5.25%, 05/30/29	300	329
CNOOC Finance (2002) Limited
3.88%, 05/02/22 (c)	3,000	3,099
CNOOC Limited
3.75%, 05/02/23 (k)	4,630	4,826
Colfax Corporation
6.00%, 02/15/24 (e)	375	397
6.38%, 02/15/26 (e)	665	716
Commonwealth Bank of Australia
4.32%, 01/10/48 (e)	4,230	4,642
Commscope Finance LLC
5.50%, 03/01/24 (e)	350	360
6.00%, 03/01/26 (e)	195	202
Continental Senior Trustees (Cayman) Ltd.
5.50%, 11/18/20 (c)	4,500	4,657
Credit Acceptance Corporation
6.63%, 03/15/26 (e)	685	736
Credit Agricole SA
3.75%, 04/24/23 (e)	4,415	4,611
Credit Suisse Group AG
3.37%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (e)	4,470	4,497
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (c) (g) (l)	2,000	2,050
9.50%, 02/07/26 (e)	2,700	3,110
CSN Islands XII Corp
7.00%, (callable at 100 beginning 12/23/19) (c) (g)	1,700	1,485
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (c) (g)	3,950	3,955
4.52%, 12/11/28 (c)	500	532
Discover Financial Services
4.10%, 02/09/27	5,780	6,149
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (e)	1,500	1,476
Eagle Holding Company II, LLC
7.75%, 05/15/22 (e) (m)	395	399
Ena Norte SA
4.95%, 04/25/23 (c)	1,532	1,577
Energuate Trust
5.88%, 05/03/27 (c) (k)	1,300	1,295
Fondo Mivivienda S.A.
3.50%, 01/31/23 (c)	4,000	4,107
General Electric Capital Corporation
5.88%, 01/14/38	4,110	4,933
General Motors Financial Company, Inc.
3.23%, (3M USD LIBOR + 0.93%), 04/13/20 (a)	6,000	6,014
Gilex Holding SARL
8.50%, 05/02/23 (c)	1,450	1,556
8.50%, 05/02/23 (e)	600	644
Global Aircraft Leasing Co Ltd
7.25%, 09/15/24 (e) (m)	640	648
Global Bank Corporation
4.50%, 10/20/21 (c)	900	926
5.25%, 04/16/29 (e)	4,550	4,819
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (e)	565	606
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (c)	200	207
GW Honos Security Corporation
8.75%, 05/15/25 (e)	645	663
HSBC Holdings PLC
3.51%, (3M USD LIBOR + 1.38%), 09/12/26 (a) (n)	6,455	6,507
Icahn Enterprises L.P.
6.25%, 02/01/22	325	333
6.38%, 12/15/25	175	184
6.25%, 05/15/26 (e)	870	914
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (e)	695	712
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (c) (g)	500	505
6.50%, (callable at 100 beginning 03/19/23) (c) (g) (k)	4,000	4,147
John Deere Capital Corporation
3.45%, 01/10/24	2,095	2,206
Level 3 Financing, Inc.
5.38%, 01/15/24	960	980
4.63%, 09/15/27 (e)	450	455
Liberty Mutual Group Inc.
6.50%, 05/01/42 (e)	5,070	7,096
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (e)	565	598
Lloyds Banking Group PLC
3.57%, 11/07/28	4,525	4,622
Macquarie Group Limited
3.19%, 11/28/23 (e)	2,200	2,243
4.15%, 03/27/24 (e)	2,260	2,382
Malayan Banking Berhad
3.91%, 10/29/26 (a) (c)	4,000	4,070
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	2,720	2,802
5.63%, 08/10/37 (c)	1,900	2,053
Mitsubishi UFJ Financial Group Inc
2.88%, (3M USD LIBOR + 0.74%), 03/02/23 (a)	4,785	4,786
Morgan Stanley
3.59%, 07/22/28 (a)	4,400	4,643
Multibank, Inc.
4.38%, 11/09/22 (c)	700	720
Navient Corporation
6.50%, 06/15/22	880	939
NFP Corp.
6.88%, 07/15/25 (e)	925	919
Oversea-Chinese Banking Corporation Limited
4.00%, 10/15/24 (a) (c)	2,000	2,001
Petrobras Global Finance B.V.
5.75%, 02/01/29	4,950	5,458
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,322
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (c) (g)	800	783
Resideo Funding Inc.
6.13%, 11/01/26 (e)	675	714
SPARC Limited
0.00%, 12/05/22 (c) (d)	7,858	7,516
Springleaf Finance Corporation
6.88%, 03/15/25	495	546
7.13%, 03/15/26	35	39
6.63%, 01/15/28	120	130
Sumitomo Mitsui Financial Group, Inc.
3.04%, (3M USD LIBOR + 0.74%), 01/17/23 (a)	7,325	7,328
Sunoco LP
6.00%, 04/15/27	310	329
SURA Asset Management SA
4.88%, 04/17/24 (c)	1,100	1,182
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (e)	2,650	2,727
3.63%, 04/28/26 (e)	1,973	2,059
Synchrony Financial
3.95%, 12/01/27	4,925	5,051
Syngenta Finance N.V.
4.38%, 03/28/42	200	180

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
5.68%, 04/24/48 (c) (l)	4,911	5,074
5.68%, 04/24/48 (e)	200	208
Temasek Financial (I) Limited
2.38%, 01/23/23 (c)	5,000	5,077
Tenet Healthcare Corporation
4.88%, 01/01/26 (e)	510	524
5.13%, 11/01/27 (e)	215	222
Tervita Corporation
7.63%, 12/01/21 (e)	960	976
The Bank of Nova Scotia
3.40%, 02/11/24 (n)	3,160	3,304
The Charles Schwab Corporation
3.55%, 02/01/24	4,350	4,605
The Goldman Sachs Group, Inc.
3.04%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	2,540	2,548
3.33%, (3M USD LIBOR + 1.17%), 05/15/26 (a)	3,490	3,510
The Kroger Co.
3.40%, 04/15/22	1,000	1,027
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (a) (n)	2,395	2,427
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (e)	380	334
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (c) (g)	4,600	4,100
7.38%, 02/12/26 (c)	1,300	1,274
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (g)	3,400	3,417
2.88%, 03/08/27 (a)	3,170	3,168
USA Compression Finance Corp.
6.88%, 09/01/27 (e)	1,010	1,043
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (e)	5,750	6,123
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (c)	3,558	3,662
Wand Merger Corporation
8.13%, 07/15/23 (e)	605	630
Wells Fargo & Company
3.20%, 06/17/27	2,020	2,084
Westpac Banking Corporation
2.88%, (3M USD LIBOR + 0.72%), 05/15/23 (a) (k)	4,801	4,826
Willis North America Inc.
4.50%, 09/15/28	4,465	4,940
		356,000
Utilities 4.0%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,089
AES Gener S.A.
5.00%, 07/14/25 (c)	200	209
7.13%, 03/26/79 (c)	1,000	1,050
7.13%, 03/26/79 (e)	2,900	3,046
Ameren Corporation
3.65%, 02/15/26	5,000	5,261
Boston Gas Company
3.15%, 08/01/27 (e)	5,000	5,196
Calpine Corporation
5.75%, 01/15/25 (k)	355	364
5.25%, 06/01/26 (e)	350	363
Celeo Redes Operacion Chile S.A.
5.20%, 06/22/47 (c)	588	652
5.20%, 06/22/47 (e)	3,919	4,354
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	7,020	7,483
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,187
3.95%, 08/15/47	3,390	3,650
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,623
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (e)	5,000	5,118
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (c)	4,014	4,290
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (e)	1,000	1,095
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (e)	1,900	2,194
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	956	999
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c)	2,785	2,513
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (e)	300	316
Eversource Energy
2.90%, 10/01/24	4,000	4,094
Exelon Corporation
3.40%, 04/15/26	5,712	5,973
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (c)	4,446	4,718
Fortis Inc.
2.10%, 10/04/21	4,475	4,457
Georgia Power Company
2.20%, 09/15/24	4,840	4,783
GNL Quintero S.A
4.63%, 07/31/29 (c)	2,700	2,893
Inkia Energy Limited
5.88%, 11/09/27 (c)	2,800	2,901
5.88%, 11/09/27 (e)	200	207
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,117
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (e)	2,965	3,445
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	2,185	2,355
Monongahela Power Company
5.40%, 12/15/43 (e)	1,770	2,372
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	7,170	7,594
NRG Energy, Inc.
5.25%, 06/15/29 (e)	545	586
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,261
Oncor Electric Delivery Company LLC
3.10%, 09/15/49 (e)	4,770	4,758
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	1,500	1,553
Pampa Energia S.A.
7.50%, 01/24/27 (c)	4,350	3,328
PSEG Power LLC
3.85%, 06/01/23	3,385	3,556
Southern California Edison Company
4.00%, 04/01/47	2,170	2,334
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,011
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	3,497	3,654
6.75%, 04/24/33 (e)	192	200
Stoneway Capital Corporation
10.00%, 03/01/27 (c)	3,188	1,849
Superior Plus LP
7.00%, 07/15/26 (e)	955	1,007
Talen Energy Supply, LLC
6.63%, 01/15/28 (e)	320	315
The Brooklyn Union Gas Company
4.49%, 03/04/49 (e)	3,705	4,480
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	1,500	1,563
Transelec S.A.
4.63%, 07/26/23 (c) (k)	1,300	1,383
3.88%, 01/12/29 (e)	2,500	2,570
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	680	716
		150,085
Energy 2.6%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (c)	1,850	2,108
7.50%, 12/15/28 (e)	1,100	1,253

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Aker BP ASA
4.75%, 06/15/24 (e)	340	355
Antero Midstream Partners LP
5.75%, 03/01/27 (e)	425	355
APT Pipelines Limited
4.25%, 07/15/27 (e)	5,000	5,360
Bharat Petroleum Corporation Limited
4.63%, 10/25/22 (c)	500	527
Calfrac Well Services Ltd.
8.50%, 06/15/26 (c) (j)	120	54
Canacol Energy Ltd.
7.25%, 05/03/25 (c)	4,100	4,336
Cenovus Energy Inc.
5.40%, 06/15/47 (k)	2,090	2,342
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	1,005	1,045
5.63%, 10/01/26	420	446
4.50%, 10/01/29 (e)	240	246
CNX Midstream Partners LP
6.50%, 03/15/26 (e)	1,020	941
CSI Compressco LP
7.50%, 04/01/25 (e)	855	842
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (e)	400	409
5.41%, 12/30/25 (e)	500	514
Enable Midstream Partners, LP
4.40%, 03/15/27	2,365	2,369
Energy Transfer LP
4.75%, 01/15/26	480	520
Everest Acquisition, LLC
7.75%, 05/15/26 (e)	345	259
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	409
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (e)	250	153
Foresight Energy LLC
11.50%, 04/01/23 (c) (j)	760	171
FTS International, Inc.
6.25%, 05/01/22	300	248
Geopark Limited
6.50%, 09/21/24 (c)	4,700	4,829
Gran Tierra Energy Inc.
7.75%, 05/23/27 (e)	900	853
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (c)	3,400	3,073
Gulfport Energy Corporation
6.38%, 05/15/25	585	415
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	1,500	1,567
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (e)	410	385
Indian Oil Corpn. Limited
5.63%, 08/02/21 (c)	1,000	1,052
5.75%, 08/01/23 (c)	2,590	2,842
Indigo Natural Resources LLC
6.88%, 02/15/26 (e)	260	235
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,590	4,669
Marathon Petroleum Corporation
5.13%, 12/15/26	4,245	4,768
MEG Energy Corp.
7.00%, 03/31/24 (e)	305	294
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (e)	355	261
Murphy Oil USA, Inc.
4.75%, 09/15/29	725	743
Nabors Industries, Inc.
5.75%, 02/01/25	395	294
NGL Energy Partners LP
7.50%, 04/15/26 (e)	340	342
NuStar Logistics, L.P.
6.00%, 06/01/26	750	811
Oasis Petroleum Inc.
6.88%, 03/15/22	480	452
6.25%, 05/01/26 (e) (k)	310	251
Oleoducto Central S.A.
4.00%, 05/07/21 (c)	200	204
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,137
ONGC Videsh Limited
4.63%, 07/15/24 (c)	2,800	2,999
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (c)	2,000	2,001
Par Petroleum, LLC
7.75%, 12/15/25 (e)	655	651
Parkland Fuel Corporation
5.88%, 07/15/27 (e)	330	346
Parsley Energy, LLC
5.63%, 10/15/27 (e)	700	724
Peabody Energy Corporation
6.00%, 03/31/22 (e)	745	748
Petrobras Global Finance B.V.
6.90%, 03/19/49	2,000	2,300
PT Pertamina (Persero)
4.30%, 05/20/23 (c)	2,800	2,940
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (c) (g)	800	818
QEP Resources, Inc.
5.25%, 05/01/23	340	315
5.63%, 03/01/26 (k)	365	314
Regency Energy Partners LP
4.50%, 11/01/23	3,700	3,919
Reliance Holding USA, Inc.
5.40%, 02/14/22 (c)	3,500	3,720
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	4,170	4,594
Sinopec Group Overseas Development (2016) Limited
2.75%, 05/03/21 (c)	2,000	2,008
Sunoco LP
5.50%, 02/15/26	590	616
Tapstone Energy, LLC
9.75%, 06/01/22 (c) (j)	305	73
Targa Resource Corporation
5.88%, 04/15/26	720	761
6.50%, 07/15/27 (e)	260	284
Tecila Sociedad Anonima
8.50%, 07/28/25 (c)	3,300	2,582
6.95%, 07/21/27 (c)	1,400	1,057
Terraform Power Operating, LLC
4.25%, 01/31/23 (e)	665	681
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,420
Transocean Guardian Limited
5.88%, 01/15/24 (e)	298	302
Transocean Inc
7.25%, 11/01/25 (e)	355	311
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	635	666
Transocean Proteus Limited
6.25%, 12/01/24 (e)	503	514
Vine Oil & Gas LP
8.75%, 04/15/23 (c) (j)	380	176
Weatherford International Ltd.
0.00%, 02/15/24 (h) (i) (j)	340	120
Whiting Petroleum Corporation
6.63%, 01/15/26 (k)	715	483
WPX Energy, Inc.
5.25%, 10/15/27	425	428
		96,610
Communication Services 2.0%
Altice France
7.38%, 05/01/26 (e)	665	714
AT&T Inc.
5.25%, 03/01/37	6,185	7,281
Axiata SPV2 Berhad
3.47%, 11/19/20 (c)	1,000	1,009
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23 (c) (k)	5,700	5,985

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CCO Holdings, LLC
5.75%, 02/15/26 (e)	1,505	1,589
5.00%, 02/01/28 (e)	940	973
Cengage Learning, Inc.
9.50%, 06/15/24 (e) (k)	450	414
Charter Communications Operating, LLC
4.91%, 07/23/25	4,265	4,683
Cincinnati Bell Inc.
7.00%, 07/15/24 (e)	565	524
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	435	454
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (e)	170	187
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (c) (g)	600	615
Comcast Corporation
3.95%, 10/15/25	4,145	4,511
Comcel Trust
6.88%, 02/06/24 (c)	1,400	1,446
Connect Midco II Limited
6.75%, 10/01/26 (e)	915	931
CSC Holdings, LLC
5.25%, 06/01/24	690	742
5.75%, 01/15/30 (e)	795	831
Diamond Sports Group, LLC
5.38%, 08/15/26 (e)	290	301
DISH DBS Corporation
5.88%, 11/15/24	325	322
Embarq Corporation
8.00%, 06/01/36	685	678
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (c)	1,600	1,686
4.75%, 08/01/26 (c)	1,500	1,581
Frontier Communications Corporation
8.50%, 04/15/20 (j)	190	101
7.13%, 01/15/23 (j)	265	118
8.50%, 04/01/26 (e)	215	215
8.00%, 04/01/27 (e)	275	291
Gray Escrow, Inc.
7.00%, 05/15/27 (e)	475	522
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (e)	1,075	1,164
Grubhub Holdings Inc.
5.50%, 07/01/27 (e)	245	250
GTT Communications Inc.
7.88%, 12/31/24 (e)	370	208
Iheartcommunications, Inc.
6.38%, 05/01/26	140	152
8.38%, 05/01/27 (k)	70	76
5.25%, 08/15/27 (e)	285	298
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	335	313
8.50%, 10/15/24 (e)	455	459
Iridium Communications Inc.
10.25%, 04/15/23 (e)	820	887
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (e)	945	1,007
Match Group, Inc.
5.00%, 12/15/27 (e)	765	797
Millicom International Cellular SA
6.00%, 03/15/25 (c)	500	517
6.63%, 10/15/26 (e)	700	764
6.63%, 10/15/26 (c)	1,000	1,092
5.13%, 01/15/28 (c)	1,815	1,883
6.25%, 03/25/29 (e)	2,000	2,187
Netflix, Inc.
5.88%, 02/15/25	275	302
5.38%, 11/15/29 (e)	230	240
Radiate HoldCo, LLC
6.63%, 02/15/25 (e)	625	630
Scripps Escrow, Inc.
5.88%, 07/15/27 (e)	440	447
Sirius XM Radio Inc.
5.38%, 07/15/26 (e)	690	725
5.50%, 07/01/29 (e)	325	347
Sprint Capital Corporation
6.88%, 11/15/28	1,255	1,368
Sprint Corporation
7.13%, 06/15/24	1,205	1,298
Sprint Spectrum Co LLC
4.74%, 03/20/25 (e)	2,135	2,270
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (e)	750	802
Telesat Canada
8.88%, 11/15/24 (e)	765	821
6.50%, 10/15/27 (e)	210	214
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	4,320	5,171
T-Mobile USA, Inc.
4.50%, 02/01/26	1,425	1,468
Uber Technologies, Inc.
8.00%, 11/01/26 (e)	460	466
7.50%, 09/15/27 (e)	205	203
Univision Communications Inc.
5.13%, 05/15/23 (e)	160	160
Verizon Communications Inc.
4.02%, 12/03/29	4,592	5,112
4.27%, 01/15/36	2,155	2,427
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (e)	449	462
		75,691
Industrials 1.9%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (c)	2,100	2,145
AECOM
5.13%, 03/15/27	715	750
Aeropuerto Internacional de Tocumen, S.A.
5.63%, 05/18/36 (c)	200	235
Air Lease Corporation
3.75%, 02/01/22	2,865	2,945
2.75%, 01/15/23	1,930	1,945
Allison Transmission, Inc.
5.00%, 10/01/24 (e)	735	751
Amsted Industries Incorporated
5.63%, 07/01/27 (e)	335	353
Avolon Holdings Funding Limited
5.25%, 05/15/24 (e)	650	697
3.95%, 07/01/24 (e)	3,295	3,386
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (e) (k)	1,105	1,084
4.50%, 11/15/26 (e)	240	242
BOC Aviation Limited
3.24%, (3M USD LIBOR + 1.13%), 09/26/23 (a) (e)	4,475	4,485
Bombardier Inc.
6.00%, 10/15/22 (e)	315	314
7.88%, 04/15/27 (e)	205	204
Builders FirstSource, Inc.
5.63%, 09/01/24 (e)	797	831
6.75%, 06/01/27 (e)	200	216
Clean Harbors, Inc.
4.88%, 07/15/27 (e)	635	665
5.13%, 07/15/29 (e)	135	143
CSX Corporation
3.80%, 11/01/46	4,815	5,043
Delta Air Lines, Inc.
3.80%, 04/19/23	4,755	4,930
Empresa de Transporte de Pasajeros Metro S.A.
4.75%, 02/04/24 (e)	1,062	1,154
5.00%, 01/25/47 (e)	1,845	2,151
FedEx Corporation
4.75%, 11/15/45	2,144	2,305
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	700	791
GFL Environmental Inc.
8.50%, 05/01/27 (e)	275	305
JSL Europe SA
7.75%, 07/26/24 (c)	3,800	4,050

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (e)	465	497
LATAM Airlines Group S.A.
7.00%, 03/01/26 (e)	1,000	1,064
4.20%, 11/15/27	1,433	1,458
LATAM Finance Limited
6.88%, 04/11/24 (c)	1,100	1,156
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (c)	3,500	3,828
Lockheed Martin Corporation
4.70%, 05/15/46	4,000	5,072
Masonite International Corporation
5.75%, 09/15/26 (e)	765	809
Owens Corning
4.40%, 01/30/48	2,545	2,335
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (e)	75	76
4.20%, 04/01/27 (e)	2,160	2,297
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (e)	395	415
Stevens Holding Co., Inc.
6.13%, 10/01/26 (e)	555	591
Tempo Acquisition, LLC
6.75%, 06/01/25 (e)	1,030	1,061
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (e)	415	453
10.25%, 02/15/27 (e)	130	144
TransDigm Inc.
6.25%, 03/15/26 (e)	605	650
6.38%, 06/15/26	430	452
Triumph Group, Inc.
6.25%, 09/15/24 (e)	155	161
7.75%, 08/15/25 (k)	560	566
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	400	421
United Rentals (North America), Inc.
6.50%, 12/15/26	795	867
5.25%, 01/15/30	45	47
Waste Management, Inc.
4.00%, 07/15/39	4,365	4,955
Waste Pro USA, Inc.
5.50%, 02/15/26 (e)	565	583
		72,078
Materials 1.6%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	120	122
AK Steel Corporation
7.63%, 10/01/21	135	134
6.38%, 10/15/25 (k)	175	149
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (e) (k)	810	863
Andina Acquisition Corporation
8.20%, 01/31/22 (c)	400	428
Anglo American Capital PLC
4.50%, 03/15/28 (e)	4,220	4,482
Berry Global Escrow Corporation
5.63%, 07/15/27 (e)	350	362
Celulosa Arauco y Constitucion S.A.
5.50%, 04/30/49 (e)	600	666
Crown Americas LLC
4.50%, 01/15/23	650	683
4.75%, 02/01/26	760	797
CSN Resources S.A.
7.63%, 02/13/23 (c) (k)	1,600	1,666
7.63%, 04/17/26 (e)	2,100	2,175
DuPont de Nemours, Inc
5.42%, 11/15/48	3,660	4,648
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (e)	580	531
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,230	3,098
5.45%, 03/15/43	4,050	3,644
Fresnillo PLC
5.50%, 11/13/23 (c)	2,000	2,178
Hexion Inc.
7.88%, 07/15/27 (e)	285	282
Inversiones CMPC S.A.
4.50%, 04/25/22 (c)	1,000	1,039
4.75%, 09/15/24 (c)	1,500	1,600
Mexichem S.A.B. de C.V.
4.88%, 09/19/22 (c)	700	735
MOS Holdings Inc.
4.05%, 11/15/27	4,520	4,694
Nouryon Finance B.V.
8.00%, 10/01/26 (e) (k)	175	175
Nutrien Ltd.
4.20%, 04/01/29	3,970	4,373
Packaging Corporation of America
3.40%, 12/15/27	2,220	2,301
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (e)	485	513
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (c)	400	422
SunCoke Energy, Inc.
7.50%, 06/15/25 (e)	730	651
UPL Corporation Limited
3.25%, 10/13/21 (c)	1,000	1,005
4.50%, 03/08/28 (c)	2,150	2,228
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (e)	1,300	1,294
Vedanta Resources Limited
7.13%, 05/31/23 (c)	500	493
6.13%, 08/09/24 (c)	5,300	4,876
Westrock Company, Inc.
3.75%, 03/15/25	4,360	4,588
		57,895
Consumer Discretionary 1.6%
Allied Universal Holdco LLC
6.63%, 07/15/26 (e)	380	401
9.75%, 07/15/27 (e)	275	287
Altice S.A.
7.75%, 05/15/22 (e)	200	204
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	306
Aramark Services, Inc.
5.00%, 04/01/25 (e)	925	956
Argos Holdings Inc.
7.13%, 03/15/23 (e)	385	361
Boyne USA, Inc.
7.25%, 05/01/25 (e)	1,095	1,196
Carvana Co.
8.88%, 10/01/23 (e)	340	350
Cedar Fair, L.P.
5.25%, 07/15/29 (e)	550	590
Century Communities, Inc.
6.75%, 06/01/27 (e)	345	370
Constellation Merger Sub Inc.
8.50%, 09/15/25 (e)	430	366
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (e)	655	670
Dollar Tree, Inc.
4.00%, 05/15/25	4,545	4,817
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24 (c)	3,000	3,067
3.88%, 10/06/26 (c)	200	203
Eldorado Resorts, Inc.
6.00%, 04/01/25	540	570
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,401
Ford Motor Company
7.45%, 07/16/31	1,025	1,176
Frontdoor, Inc.
6.75%, 08/15/26 (e)	675	739
General Motors Financial Company, Inc.
3.28%, 01/05/23	900	886
Gohl Capital Limited
4.25%, 01/24/27 (c)	4,800	5,010

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	315	328
Gray Television, Inc.
5.13%, 10/15/24 (e)	275	285
Hasbro, Inc.
3.50%, 09/15/27	4,190	4,282
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	705	718
IAA Spinco Inc.
5.50%, 06/15/27 (e)	415	441
Installed Building Products, Inc.
5.75%, 02/01/28 (e)	425	438
IRB Holding Corp.
6.75%, 02/15/26 (e)	735	740
Jeld-Wen, Inc.
4.63%, 12/15/25 (e)	885	888
KAR Auction Services, Inc.
5.13%, 06/01/25 (e)	770	799
LTF Merger Sub, Inc.
8.50%, 06/15/23 (e)	700	718
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	648
McDonald's Corporation
4.45%, 03/01/47	1,885	2,167
MGM Resorts International
5.75%, 06/15/25	345	380
New Golden Nugget Inc.
6.75%, 10/15/24 (e)	1,030	1,044
8.75%, 10/01/25 (e)	150	156
NVA Holdings, Inc.
6.88%, 04/01/26 (e)	280	298
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (e)	430	453
8.50%, 05/15/27 (e) (k)	230	233
Penn National Gaming, Inc.
5.63%, 01/15/27 (e) (k)	655	673
PetSmart, Inc.
5.88%, 06/01/25 (e)	142	142
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (e)	1,120	1,160
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,455	2,517
S.A.C.I. Falabella
3.75%, 04/30/23 (c)	3,700	3,803
Scientific Games International, Inc.
5.00%, 10/15/25 (e)	570	589
8.25%, 03/15/26 (e)	330	351
Six Flags Operations Inc.
4.88%, 07/31/24 (e)	660	684
Staples, Inc.
7.50%, 04/15/26 (e)	440	453
10.75%, 04/15/27 (e) (k)	150	155
Stars Group Holdings B.V.
7.00%, 07/15/26 (e)	675	716
Tempur Sealy International, Inc.
5.50%, 06/15/26	970	1,013
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,434
The ServiceMaster Company, LLC
5.13%, 11/15/24 (e)	620	646
The William Carter Company
5.63%, 03/15/27 (e)	490	525
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (e)	400	421
Viking Cruises Limited
5.88%, 09/15/27 (e)	1,070	1,132
Yum! Brands, Inc.
4.75%, 01/15/30 (e)	370	382
		57,738
Consumer Staples 1.5%
Adecoagro S.A.
6.00%, 09/21/27 (c)	150	144
Altria Group, Inc.
4.80%, 02/14/29	4,240	4,634
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,103
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,692
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	925	946
BAT Capital Corp.
3.46%, 09/06/29	7,555	7,399
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (e)	1,500	1,512
Constellation Brands, Inc.
3.15%, 08/01/29	1,115	1,142
Controladora Mabe, S.A. de C.V.
5.60%, 10/23/28 (c)	2,000	2,153
Cott Holdings Inc.
5.50%, 04/01/25 (e)	695	721
Embotelladora Andina S.A
5.00%, 10/01/23 (c)	1,400	1,502
Energizer Holdings, Inc.
7.75%, 01/15/27 (e)	390	434
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (c)	497	507
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (c) (g) (k)	1,900	1,999
Imperial Brands Finance PLC
3.50%, 07/26/26 (e) (l)	2,365	2,364
JBS Investments II GmbH
7.00%, 01/15/26 (e)	2,900	3,133
5.75%, 01/15/28 (e)	500	521
JBS USA Finance, Inc.
6.75%, 02/15/28 (e)	520	576
JBS USA Food Company
5.88%, 07/15/24 (e)	125	129
5.75%, 06/15/25 (e)	85	88
6.50%, 04/15/29 (e)	505	560
5.50%, 01/15/30 (e)	85	90
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (e)	415	369
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (c)	380	397
6.88%, 01/19/25 (c)	5,700	5,950
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (e)	300	225
Minerva Luxembourg S.A.
6.50%, 09/20/26 (c)	2,900	3,011
5.88%, 01/19/28 (c)	2,600	2,600
Performance Food Group Company
5.50%, 10/15/27 (e)	430	452
Pilgrim's Pride Corporation
5.88%, 09/30/27 (e)	880	947
Post Holdings, Inc.
5.50%, 03/01/25 - 12/15/29 (e)	815	853
Safeway Inc.
5.88%, 02/15/28 (e)	765	811
Smithfield Foods, Inc.
4.25%, 02/01/27 (e)	4,380	4,535
Spectrum Brands, Inc.
5.00%, 10/01/29 (e)	60	61
		55,560
Health Care 1.5%
AbbVie Inc.
4.70%, 05/14/45	4,675	5,004
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (e) (k)	440	384
Anthem, Inc.
2.38%, 01/15/25	2,420	2,409
AstraZeneca PLC
2.38%, 06/12/22	5,045	5,076
Avantor, Inc.
9.00%, 10/01/25 (e)	965	1,085
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (e)	1,070	1,142
5.75%, 08/15/27 (e)	160	173
7.25%, 05/30/29 (e)	700	766

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Baxalta Incorporated
4.00%, 06/23/25	691	743
Becton, Dickinson and Company
2.89%, 06/06/22	6,775	6,879
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (e)	570	591
Celgene Corporation
4.35%, 11/15/47	4,555	5,322
Centene Corporation
4.75%, 01/15/25	1,175	1,208
Centene Escrow I Corporation
5.38%, 06/01/26 (e)	185	194
Cigna Holding Company
3.19%, 07/15/23	2,240	2,243
4.90%, 12/15/48	2,155	2,469
CVS Health Corporation
5.05%, 03/25/48	2,120	2,413
Encompass Health Corporation
4.50%, 02/01/28	180	182
4.75%, 02/01/30	60	61
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c) (j)	120	73
HCA Inc.
5.25%, 04/15/25	275	306
5.38%, 09/01/26	1,535	1,685
5.88%, 02/01/29	85	96
4.13%, 06/15/29	2,215	2,327
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (e)	180	184
Horizon Pharma USA, Inc.
5.50%, 08/01/27 (e)	630	658
IQVIA Inc.
5.00%, 05/15/27 (e)	610	640
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (e) (k)	525	485
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (e)	739	788
Polaris Intermediate School
8.50%, 12/01/22 (e) (m)	575	489
Select Medical Corporation
6.25%, 08/15/26 (e)	545	572
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23 (e)	3,665	3,954
Tenet Healthcare Corporation
7.00%, 08/01/25 (k)	550	560
6.25%, 02/01/27 (e)	605	630
Vizient, Inc.
6.25%, 05/15/27 (e)	290	313
WellCare Health Plans, Inc.
5.25%, 04/01/25	815	851
5.38%, 08/15/26 (e)	580	620
West Street Merger Sub, Inc.
6.38%, 09/01/25 (e)	150	139
		53,714
Real Estate 1.3%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	3,345	3,570
American Tower Corporation
3.38%, 10/15/26	5,000	5,200
3.60%, 01/15/28	4,495	4,729
Boston Properties Limited Partnership
3.40%, 06/21/29	4,440	4,640
Crown Castle International Corp.
3.65%, 09/01/27	9,595	10,165
ERP Operating Limited Partnership
2.50%, 02/15/30	2,385	2,351
ESH Hospitality, Inc.
5.25%, 05/01/25 (e)	1,240	1,284
4.63%, 10/01/27 (e)	235	236
Iron Mountain Incorporated
4.88%, 09/15/29 (e)	380	386
iStar Inc.
4.75%, 10/01/24	300	305
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27 (e)	540	607
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,439
4.63%, 08/01/29	375	387
Public Storage
3.39%, 05/01/29	4,355	4,670
Simon Property Group, L.P.
2.45%, 09/13/29	2,425	2,375
Welltower Inc.
3.95%, 09/01/23	4,425	4,685
WeWork Companies Inc.
7.88%, 05/01/25 (e) (k)	210	178
		47,207
Information Technology 0.5%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,420	2,480
Ascend Learning, LLC
6.88%, 08/01/25 (e)	965	1,005
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	280	267
CDK Global, Inc.
5.88%, 06/15/26	280	299
5.25%, 05/15/29 (e)	250	259
Corning Incorporated
4.38%, 11/15/57	4,565	4,738
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (e)	557	572
Informatica LLC
7.13%, 07/15/23 (e)	915	932
Marvell Technology Group Ltd
4.20%, 06/22/23	4,435	4,643
NXP B.V.
3.88%, 06/18/26 (e)	2,185	2,293
Radiate HoldCo, LLC
6.88%, 02/15/23 (e) (k)	75	77
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (e)	480	515
8.25%, 11/15/26 (e)	495	546
Riverbed Technology, Inc.
8.88%, 03/01/23 (c) (j)	350	190
SS&C Technologies, Inc.
5.50%, 09/30/27 (e)	590	616
		19,432
Total Corporate Bonds And Notes (cost $1,009,532)		1,042,010
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.1%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 2.13%, (1M USD LIBOR + 0.11%), 01/25/37 (a)	3,965	2,745
Accredited Mortgage Loan Trust
Series 2004-A2-1, 2.62%, (1M USD LIBOR + 0.60%), 04/25/34 (a)	440	396
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.62%, (1M USD LIBOR + 0.60%), 02/25/36 (a)	11,017	10,873
Aimco CDO
Series 2019-D-10A, 5.85%, (3M USD LIBOR + 3.55%), 07/22/32 (a) (e)	2,000	1,962
Aimco CLO
Series 2018-D-AA, 4.85%, (3M USD LIBOR + 2.55%), 04/17/31 (a) (e)	1,000	930
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 3.02%, (1M USD LIBOR + 1.00%), 08/25/35 (a)	7,058	4,759
Series 2005-1A2-27, REMIC, 3.85%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (a)	419	417
Series 2005-1A1-59, REMIC, 2.37%, (1M USD LIBOR + 0.33%), 11/20/35 (a)	6,122	5,803
Series 2005-2A1-J12, REMIC, 2.56%, (1M USD LIBOR + 0.54%), 11/25/35 (a)	3,151	2,183
Series 2006-A1B-OA12, REMIC, 2.23%, (1M USD LIBOR + 0.19%), 09/20/46 (a)	3,009	2,704
Series 2006-1A1A-OA17, REMIC, 2.24%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	6,272	5,272

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 4.03%, (6M USD LIBOR + 2.00%), 02/25/45 (a)	64	64
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 4.68%, 04/15/32 (e)	2,000	2,000
Apidos CLO XII
Series 2013-DR-12A, 4.90%, (3M USD LIBOR + 2.60%), 04/15/31 (a) (e)	1,000	936
Apidos CLO XXI
Series 2015-CR-21A, 4.75%, (3M USD LIBOR + 2.45%), 07/19/27 (a) (e)	500	485
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (e)	2,317	2,330
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 3.49%, (3M USD LIBOR + 1.19%), 04/17/26 (a) (e)	3,324	3,324
Argent Securities Inc.
Series 2005-A2C-W2, REMIC, 2.74%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	956	953
Atrium XIII LLC
Series D-13A, 4.96%, (3M USD LIBOR + 2.70%), 11/21/30 (a) (e)	1,000	948
Atrium XIV LLC
Series D-14A, 5.27%, (3M USD LIBOR + 2.95%), 08/23/30 (a) (e)	1,000	953
Atrium XV LLC
Series D-15A, REMIC, 5.26%, (3M USD LIBOR + 3.00%), 01/23/31 (a) (e)	2,500	2,414
Avery Point VII CLO Ltd
Series 2015-DR-7A, 5.90%, (3M USD LIBOR + 3.60%), 01/18/28 (a) (e)	1,000	999
Babson CLO Ltd
Series 2018-D-3A, 5.18%, (3M USD LIBOR + 2.90%), 07/20/29 (a) (e)	500	467
Series 2016-DR-1A, 5.31%, (3M USD LIBOR + 3.05%), 07/23/30 (a) (e)	1,000	943
Series 2019-C-2A, 6.15%, (3M USD LIBOR + 3.95%), 04/15/31 (a) (e)	500	498
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.54%, 02/20/35 (a)	544	539
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	8
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 4.57%, 08/15/22 (e)	6,727	6,735
Bank
Interest Only, Series 2019-XA-BN19, REMIC, 1.10%, 08/17/61 (a)	49,638	3,860
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.81%, 05/25/35 (a)	6,319	6,489
Barclays Commercial Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	3,898
Barings CLO Ltd
Series 2018-C-1A, 4.90%, (3M USD LIBOR + 2.60%), 04/15/31 (a) (e)	1,000	928
Series 2019-D-1A, 6.15%, 04/15/31 (e)	1,000	990
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 5.26%, (1M USD LIBOR + 3.24%), 03/16/20 (a) (e) (o)	4,330	4,346
Series 2017-C-DELC, REMIC, 3.23%, (1M USD LIBOR + 1.20%), 08/15/36 (a) (e)	6	6
Series 2017-D-DELC, REMIC, 3.73%, (1M USD LIBOR + 1.70%), 08/15/36 (a) (e)	34	34
Series 2017-E-DELC, REMIC, 4.53%, (1M USD LIBOR + 2.50%), 08/15/36 (a) (e)	84	84
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a) (c) (j)	6,436	60
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a) (e)	11,689	349
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 4.12%, 01/12/22 (a) (e)	7,390	6,622
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (e)	707	723
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (e)	802	614
Series 2011-12A1-RR5, REMIC, 4.88%, 03/26/37 (a) (e)	194	199
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (e)	4,205	3,200
Series 2012-6A6-RR1, REMIC, 2.36%, 12/27/46 (a) (e)	11,034	10,112
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 4.50%, 05/25/35 (a)	181	180
Series 2005-26A1-7, REMIC, 4.11%, 09/25/35 (a)	9,533	6,346
Series 2005-22A1-7, REMIC, 4.20%, 09/25/35 (a)	118	96
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	1	1
Series 2002-1A2-11, REMIC, 4.43%, 02/25/33 (a)	2	2
Series 2002-1A1-11, REMIC, 4.70%, 02/25/33 (a)	1	1
Series 2003-6A1-1, REMIC, 5.03%, 04/25/33 (a)	8	8
Series 2003-4A1-8, REMIC, 4.67%, 01/25/34 (a)	81	78
Series 2004-12A5-1, REMIC, 4.69%, 04/25/34 (a)	191	190
Series 2004-2A1-8, REMIC, 3.98%, 11/25/34 (a)	244	240
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 2.22%, (1M USD LIBOR + 0.20%), 04/25/34 (a)	451	714
Series 2005-M2-AQ1, REMIC, 2.67%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	5,675	5,662
Series 2007-1A3-HE3, REMIC, 2.27%, (1M USD LIBOR + 0.25%), 01/25/37 (a)	4,525	4,807
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 2.28%, (1M USD LIBOR + 0.26%), 10/25/36 (a)	1,784	1,780
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 4.08%, 01/26/36 (a)	391	347
Series 2007-2A1-R6, REMIC, 3.61%, 12/26/46 (a)	253	219
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 3.32%, (1M USD LIBOR + 1.30%), 03/25/37 (a) (e)	2,947	2,929
BX Commercial Mortgage Trust
Series 2018-E-BIOA, REMIC, 4.07%, (1M USD LIBOR + 1.95%), 03/16/20 (a) (e)	6,960	6,982
Series 2019-D-IMC, REMIC, 3.93%, (1M USD LIBOR + 1.90%), 04/15/21 (a) (e)	3,983	4,003
Caesars Palace Las Vegas Trust
Series 2017-D-VICI, 4.50%, 10/17/22 (a) (e)	4,727	4,952
Series 2017-E-VICI, 4.50%, 10/17/22 (a) (e)	6,567	6,802
Series 2017-C-VICI, REMIC, 4.14%, 10/17/22 (e)	2,681	2,803
CAL Funding III Limited
Series 2018-A-1A, REMIC, 3.96%, 02/25/28 (e)	4,208	4,350
Canyon Capital CLO Ltd
Series 2014-DR-2A, 5.95%, (3M USD LIBOR + 3.65%), 04/15/29 (a) (e)	1,000	992
Series 2012-D-1RA, 5.30%, (3M USD LIBOR + 3.00%), 07/15/30 (a) (e)	1,500	1,439
Series 2014-CR-1A, 5.02%, (3M USD LIBOR + 2.75%), 01/30/31 (a) (e)	1,134	1,077
Series 2016-DR-1A, 5.10%, (3M USD LIBOR + 2.80%), 07/15/31 (a) (e)	1,000	934
Series 2019-D-2A, 6.09%, 10/15/32 (e)	1,000	1,000
Canyon CLO Ltd
Series 2018-D-1A, 5.20%, (3M USD LIBOR + 2.90%), 07/15/31 (a) (e)	1,000	937
Castlelake Aircraft Securitization Trust
Series 2018-A-1, 4.13%, 06/15/25 (e)	2,578	2,638
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24 (e)	2,737	2,753
CF Trust
Series 2019-E-MF1, 4.23%, 08/15/21 (e)	4,037	4,037

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CGGS Commercial Mortgage Trust
Series 2018-D-WSS, REMIC, 4.42%, (1M USD LIBOR + 2.30%), 02/18/20 (a) (e)	4,159	4,151
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.21%, 12/25/35 (a)	550	527
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	554	452
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	998	965
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	3,239	3,346
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (a) (e)	1,696	1,608
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26 (e)	3,104	2,676
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26	2,892	3,196
Series 2017-D-P7, REMIC, 3.25%, 04/14/27 (e)	2,919	2,654
Citigtoup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 4.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 10/25/35 (a)	21	21
Series 2005-1A3A-8, REMIC, 4.27%, 11/25/35 (a)	3,164	3,310
Series 2007-A3A-AHL3, REMIC, 2.08%, (1M USD LIBOR + 0.06%), 05/25/37 (a)	350	280
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (e) (o)	3,424	3,355
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28 (e)	3,406	3,465
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (e)	2,891	2,913
COMM Mortgage Trust
Series 2018-C-HCLV, 3.73%, (1M USD LIBOR + 1.70%), 09/15/20 (a) (e)	4,056	4,049
Series 2017-E-PANW, 4.13%, 10/11/24 (a) (e)	5,717	5,709
Series 2017-D-PANW, 4.34%, 10/11/24 (a) (e)	3,425	3,581
Series 2015-C-DC1, REMIC, 4.49%, 01/10/25 (a)	200	207
Series 2015-C-CR23, REMIC, 4.39%, 04/11/25 (a)	2,923	3,043
Interest Only, Series 2015-XA-CR22, REMIC, 1.08%, 03/12/48 (a) (j)	133,009	4,412
Cook Park CLO Ltd
Series 2018-D-1A, 4.90%, (3M USD LIBOR + 2.60%), 04/17/30 (a) (e)	2,000	1,871
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 2.23%, (1M USD LIBOR + 0.19%), 03/20/47 (a)	4,389	3,896
Series 2007-A1A-OA7, REMIC, 2.20%, (1M USD LIBOR + 0.18%), 05/25/47 (a)	290	277
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 2.17%, (1M USD LIBOR + 0.15%), 04/25/34 (a)	1,362	1,309
Series 2004-M1-3, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 06/25/34 (a)	47	46
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (e)	10,000	10,025
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a) (e)	1,470	1,462
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 3.04%, 03/25/32 (a) (e)	26	24
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.25%, 11/17/27 (a)	3,875	4,148
Series 2016-D-C6, REMIC, 4.91%, 05/15/26 (a) (e)	4,254	4,251
Series 2019-AS-C16, REMIC, 3.61%, 06/15/29 (p)	2,673	2,831
Series 2019-B-C16, REMIC, 3.88%, 06/15/29 (p)	2,673	2,835
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (a) (e)	5,200	5,160
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a) (e)	5,200	5,054
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,737	1,387
CWABS, Inc.
Series 2005-M3-BC5, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 12/25/35 (a)	5,000	4,965
Series 2005-3A2A-HYB9, REMIC, 3.71%, (12M USD LIBOR + 1.75%), 02/20/36 (a)	38	36
Series 2005-MV1-17, REMIC, 2.48%, (1M USD LIBOR + 0.46%), 04/25/36 (a)	5,400	5,332
Series 2005-2AV-17, REMIC, 2.26%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	5,147	5,059
Series 2007-1A-13, REMIC, 2.86%, (1M USD LIBOR + 0.84%), 06/25/36 (a)	2,022	1,880
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,168	2,200
Series 2004-A2-HYB6, REMIC, 4.11%, 11/21/34 (a)	458	464
Series 2004-A3-22, REMIC, 4.24%, 11/25/34 (a)	229	232
Series 2004-1A1-HYB9, REMIC, 4.24%, 02/20/35 (a)	155	154
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,627	1,378
Dryden 36 Senior Loan Fund
Series 2014-DR2-36A, 6.00%, (3M USD LIBOR + 3.70%), 04/16/29 (a) (e)	2,500	2,464
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 5.26%, (3M USD LIBOR + 3.10%), 08/15/31 (a) (e)	1,000	971
Dryden 43 Senior Loan Fund LLC
Series 2016-DRR-43A, 5.83%, (3M USD LIBOR + 3.55%), 07/20/29 (a) (e)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 4.71%, (3M USD LIBOR + 2.55%), 05/15/31 (a) (e)	1,000	935
Dryden 60 Senior Loan Fund
Series 2018-D-60A, 5.30%, (3M USD LIBOR + 3.00%), 07/15/31 (a) (e)	2,000	1,920
Fillmore Park CLO Ltd
Series 2018-D-1A, 5.20%, 07/15/30 (e)	1,500	1,434
First Franklin Mortgage Loan Trust
Series 2005-A4-FF9, REMIC, 2.74%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	2,231	2,226
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 2.83%, (1M USD LIBOR + 0.81%), 04/25/35 (a) (e)	407	406
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 4.07%, 10/25/35 (a)	781	736
Series 2005-4A1-AR6, REMIC, 4.55%, 02/25/36 (a)	400	377
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24 (e)	4,000	4,035
GE-WMC Mortgage Securities, L.L.C.
Series 2005-A2C-2, REMIC, 2.52%, (1M USD LIBOR + 0.50%), 12/26/35 (a)	2,223	2,200
Gilbert Park CLO Ltd
Series 2017-1A-E, 5.25%, (3M USD LIBOR + 2.95%), 10/15/30 (a) (e)	1,000	968
Series 2017-1A-E, 8.70%, (3M USD LIBOR + 6.40%), 10/15/30 (a) (e)	2,000	1,931
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (e)	3,423	3,592
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 5.13%, (3M USD LIBOR + 2.85%), 04/22/30 (a) (e)	1,000	950
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 4.70%, (3M USD LIBOR + 2.40%), 01/21/31 (a) (e)	1,000	929
Great Wolf Trust
Series 2017-D-WOLF, 4.13%, (1M USD LIBOR + 2.10%), 09/15/34 (a) (e)	1,166	1,166
Series 2017-E-WOLF, 5.13%, (1M USD LIBOR + 3.10%), 09/15/34 (a) (e)	1,808	1,809
Series 2017-F-WOLF, 6.10%, (1M USD LIBOR + 4.07%), 09/15/34 (a) (c) (j)	962	963

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Greenwood Park CLO Ltd
Series 2018-D-1A, 4.80%, (3M USD LIBOR + 2.50%), 04/15/31 (a) (e)	1,000	930
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 5.58%, (3M USD LIBOR + 3.30%), 01/20/30 (a) (e)	500	491
GS Mortgage Securities Corp Trust
Series 2016-WMB-GS3, 3.60%, 09/14/26 (e)	9,000	9,184
Series 2017-C-GS8, 4.48%, 11/12/27	6,463	6,985
Series 2018-F-FBLU, REMIC, 5.28%, 11/16/20 (e)	4,010	4,025
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.48%, 09/25/35 (a)	245	247
Series 2005-6A1-AR7, REMIC, 4.29%, 11/25/35 (a)	86	86
GS Mortgage Securities Trust
Series 2019-E-SMP, 4.74%, 08/21/21 (a)	4,330	4,336
Series 2019-F-SMP, 5.24%, 08/21/21 (a)	4,330	4,342
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,867
Series 2015-D-GC34, REMIC, 2.98%, 10/10/25	3,675	3,339
Interest Only, Series 2018-XA-GS9, REMIC, 0.60%, 03/10/51 (a)	112,336	3,651
GSAMP
Series 2007-A1-HS1, REMIC, 2.87%, (1M USD LIBOR + 0.85%), 02/25/37 (a)	670	670
GSAMP Trust
Series 2006-A1-HE4, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 06/25/36 (a)	1,174	1,150
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.50%, (1M USD LIBOR + 0.44%), 05/19/35 (a)	62	60
Series 2005-3A1-4, REMIC, 4.39%, 07/19/35 (a)	249	228
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	11,677	11,816
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23 (e)	2,645	2,771
Highbridge Loan Management Ltd
Series 8A-DR-2016, 5.18%, (3M USD LIBOR + 2.90%), 07/22/30 (a) (e)	2,500	2,362
Hospitality Mortgage Trust
Series 2019-F-HIT, 5.18%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (e)	3,951	3,970
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 2.38%, (1M USD LIBOR + 0.36%), 12/25/35 (a)	3,000	2,946
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.67%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.89%, 08/25/35 (a)	1,456	1,322
Series 2005-1A1-AR31, REMIC, 3.93%, 01/25/36 (a)	299	259
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 5.13%, (1M USD LIBOR + 3.00%), 07/15/21 (a) (e)	6,698	6,723
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2014-D-C20, REMIC, 4.75%, 06/17/24 (e)	4,270	3,975
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.26%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	3,391	3,306
Series 2007-MV6-CH1, REMIC, 2.57%, (1M USD LIBOR + 0.55%), 11/25/36 (a)	2,414	2,332
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	78	62
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	570	594
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26 (e)	2,881	2,905
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (e)	3,152	3,272
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 1.05%, 10/17/50 (a)	96,233	5,295
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 2.30%, (1M USD LIBOR + 0.28%), 01/25/37 (a)	4,800	4,686
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.95%, 11/18/19 (a) (c) (j)	5,248	5,242
LCM 28 LP
Series D-28A, 5.23%, (3M USD LIBOR + 3.15%), 10/21/30 (a) (e)	1,000	948
LCM XIV LP
Series DR-14A, 5.03%, (3M USD LIBOR + 2.75%), 07/21/31 (a) (e)	2,000	1,873
LCM XV LP
Series DR-15A, 5.98%, (3M USD LIBOR + 3.70%), 07/22/30 (a) (e)	2,750	2,682
LCM XX LP
Series DR-20A, 5.08%, (3M USD LIBOR + 2.80%), 10/20/27 (a) (e)	1,000	961
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (e) (o)	45,163	45,475
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.82%, (1M USD LIBOR + 0.80%), 10/25/35 (a)	1,034	1,022
Series 2007-3A3-2N, REMIC, 2.19%, (1M USD LIBOR + 0.17%), 02/25/37 (a)	6,838	5,871
Loancore Issuer Ltd.
Series 2019-C-CRE3, 3.98%, 04/15/24 (a) (e)	1,063	1,067
Long Point Park CLO Ltd
Series 2017-C-1A, 4.70%, (3M USD LIBOR + 2.40%), 01/17/30 (a) (e)	1,000	929
Madison Park Funding XIV Ltd
Series 2014-DRR-14A, 5.23%, (3M USD LIBOR + 2.95%), 10/22/30 (a) (e)	2,000	1,912
Magnetite XIV Ltd
Series 2015-D-14RA, 5.15%, (3M USD LIBOR + 2.85%), 10/20/31 (a) (e)	1,500	1,427
Magnetite XVIII Ltd
Series 2016-DR-18A, 4.86%, (3M USD LIBOR + 2.70%), 11/15/28 (a) (e)	1,000	964
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 6.14%, (1M USD LIBOR + 4.13%), 12/25/32 (a)	1,302	1,354
Series 2005-M5-WMC1, REMIC, 3.02%, (1M USD LIBOR + 1.01%), 03/25/35 (a)	5,005	4,934
Series 2006-A3-AM3, REMIC, 2.19%, (1M USD LIBOR + 0.17%), 10/25/36 (a)	2,715	2,630
Series 2007-A2-WMC1, REMIC, 2.07%, (1M USD LIBOR + 0.05%), 01/25/37 (a)	316	115
Series 2007-A1-HE2, REMIC, 3.17%, (1M USD LIBOR + 1.15%), 08/25/37 (a) (e)	6,226	5,564
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.89%, (1M USD LIBOR + 0.49%), 10/20/29 (a)	33	33
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 2.78%, (1M USD LIBOR + 0.38%), 08/25/35 (a)	1,381	1,381
Series 2005-5A-3, REMIC, 2.27%, (1M USD LIBOR + 0.50%), 11/25/35 (a)	54	52
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 4.24%, 05/25/33 (a)	192	185
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/18/24	9,000	9,202
Series 2016-ASB-C31, REMIC, 2.95%, 12/17/25	3,500	3,608
Morgan Stanley Capital I Trust
Series 2019-AS-H6, REMIC, 3.70%, 05/17/29	4,009	4,275
Morgan Stanley Dean Witter Capital I Inc.
Series 2002-M1-HE1, REMIC, 2.92%, (1M USD LIBOR + 0.90%), 07/25/32 (a)	271	271

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
MortgageIT Trust
Series 2005-A1-5, REMIC, 2.54%, (1M USD LIBOR + 0.52%), 12/25/35 (a)	2,468	2,441
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30 (e)	7,501	7,713
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (e)	1,812	1,880
MSCG Trust
Series 2018-F-SELF, 5.08%, (1M USD LIBOR + 3.05%), 10/15/20 (a) (e)	5,349	5,386
Myers Park CLO Ltd
Series 2018-D-1A, 5.33%, (3M USD LIBOR + 3.00%), 10/21/30 (a) (e)	1,000	958
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (e)	8,000	8,397
Navient Student Loan Trust
Series 2017-A1-3X, 2.32%, (1M USD LIBOR + 0.30%), 03/25/20 (a) (e)	1,059	1,059
Neuberger Berman CLO XVI-S Ltd
Series 2017-D-16SA, 4.80%, (3M USD LIBOR + 2.50%), 01/18/28 (a) (e)	2,000	1,925
Neuberger Berman Loan Advisers LLC
Series 2018-D-27A, 4.90%, (3M USD LIBOR + 2.60%), 01/15/30 (a) (e)	1,000	931
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 2.78%, (1M USD LIBOR + 0.77%), 09/25/35 (a)	935	934
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 4.67%, 08/25/35 (a)	474	473
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/27 (e)	4,004	4,115
Oak Hill Credit Partners
Series 2014-D-10RA, 5.43%, (3M USD LIBOR + 3.15%), 12/12/30 (a) (e)	2,000	1,925
Octagon Investment Partners 15 Ltd
Series 2013-DR-1A, 6.00%, (3M USD LIBOR + 3.70%), 07/19/30 (a) (e)	2,500	2,448
Octagon Investment Partners 16 Ltd
Series 2013-DR-1A, 5.30%, (3M USD LIBOR + 3.00%), 07/17/30 (a) (e)	500	472
Octagon Investment Partners 21 Ltd
Series 2014-CRR-1A, 6.13%, (3M USD LIBOR + 3.95%), 02/17/32 (a) (e)	500	493
Octagon Investment Partners 29 Ltd
Series 2016-D-1A, 6.53%, (3M USD LIBOR + 4.25%), 01/24/28 (a) (e)	1,000	1,000
Octagon Investment Partners 30 Ltd
Series 2017-C-1A, 5.78%, (3M USD LIBOR + 3.50%), 03/17/30 (a) (e)	2,500	2,493
Octagon Investment Partners 31 Ltd
Series 2017-D-1A, 5.98%, 07/22/30 (e)	1,282	1,277
Octagon Investment Partners 33 Ltd
Series 2017-C-1A, 5.03%, (3M USD LIBOR + 2.75%), 01/21/31 (a) (e)	1,000	950
Series 2017-D-1A, 8.58%, (3M USD LIBOR + 6.30%), 01/21/31 (a) (e)	1,000	952
Octagon Investment Partners 34 Ltd
Series 2017-DD-1A, 4.78%, (3M USD LIBOR + 2.50%), 01/22/30 (a) (e)	1,000	928
Octagon Investment Partners 37 Ltd
Series 2018-C-2A, 5.13%, (3M USD LIBOR + 2.85%), 07/25/30 (a) (e)	1,000	936
OHA Credit Funding 1 LTD
Series 2018-D-1A, 5.33%, (3M USD LIBOR + 3.05%), 10/21/30 (a) (e)	1,000	959
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (e)	5,000	4,990
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 2.78%, (1M USD LIBOR + 0.77%), 08/25/35 (a)	3,700	3,587
Series 2007-2A2-6, REMIC, 2.15%, (1M USD LIBOR + 0.13%), 07/25/37 (a)	905	664
Park Place Securities, Inc.
Series 2005-M2-WCW1, REMIC, 2.72%, (1M USD LIBOR + 0.71%), 05/25/35 (a)	1,457	1,447
Series 2005-M1-WCW3, REMIC, 2.74%, (1M USD LIBOR + 0.72%), 08/25/35 (a)	798	797
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (e)	20,967	21,024
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (e) (o)	5,000	5,000
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.42%, (1M USD LIBOR + 0.40%), 02/25/34 (a)	10	10
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26 (e)	5,000	4,995
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24 (b) (e)	7,000	7,024
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 2.40%, (1M USD LIBOR + 0.25%), 02/26/37 (a) (e)	866	852
Renew Financial
Series 2017-A-2A, 3.22%, 09/22/53 (e)	7,037	7,389
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.91%, 01/25/36 (a)	6,364	5,728
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 2.99%, (1M USD LIBOR + 0.98%), 05/25/35 (a)	12,706	12,503
Residential Asset Securities Corporation
Series 2005-M1-KS1, REMIC, 2.69%, (1M USD LIBOR + 0.68%), 02/25/35 (a)	1,905	1,880
Series 2006-AI3-KS9, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 09/25/36 (a)	2,588	2,532
Series 2006-1A3-EMX9, REMIC, 2.19%, (1M USD LIBOR + 0.17%), 09/25/36 (a)	2,177	1,987
Series 2006-A4-KS7, REMIC, 2.26%, (1M USD LIBOR + 0.24%), 09/25/36 (a)	1,620	1,599
Series 2007-A3-KS1, REMIC, 2.17%, (1M USD LIBOR + 0.15%), 11/25/36 (a)	5,870	5,670
RR 4 Ltd
Series 2018-C-4A, 5.25%, (3M USD LIBOR + 2.75%), 04/15/30 (a) (e)	1,000	950
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 2.99%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	170	169
Series 2007-A2A-HE1, REMIC, 2.08%, (1M USD LIBOR + 0.06%), 12/25/36 (a)	248	83
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26 (b) (e)	4,000	4,000
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.15%, 10/13/48 (a)	32,188	2,974
SLM Student Loan Trust
Series 2008-A-9, 3.78%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	1,508	1,517
SMB Private Education Loan Trust
Series 2018-A2B-B, 2.75%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (e)	3,500	3,480
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 2.15%, (1M USD LIBOR + 0.13%), 12/25/36 (a)	36	36
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (e)	2,803	2,851
Start Ltd/Bermuda
Series 2018-A-1, 4.09%, 05/15/25 (e)	1,524	1,557
Starwood Property Mortgage Trust
Series 2019-D-FL1, 4.62%, (1M USD LIBOR + 2.75%), 02/15/25 (a) (e)	4,007	4,022
Steele Creek CLO Ltd
Series 2015-DR-1A, 4.90%, (3M USD LIBOR + 2.60%), 01/15/30 (a) (e)	2,000	1,874
Stichting Babson Euro CLO
Series 2015-DR-IA, 4.88%, (3M USD LIBOR + 2.60%), 01/21/31 (a) (e)	1,280	1,192
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 2.33%, (1M USD LIBOR + 0.62%), 01/25/36 (a)	2,030	1,948
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 2.56%, (1M USD LIBOR + 0.50%), 07/19/35 (a)	207	199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 2.28%, (1M USD LIBOR + 0.26%), 03/25/37 (a)	527	342
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 2.72%, (1M USD LIBOR + 0.66%), 09/19/32 (a)	12	12
Symphony CLO XVI Ltd
Series 2015-DR-16A, 5.35%, (3M USD LIBOR + 3.05%), 10/15/31 (a) (e)	1,000	961
Symphony CLO XVII Ltd
Series 2016-DR-17A, 4.95%, 04/17/28 (e)	1,000	985
Taconic Park CLO Ltd
Series 2016-C-1A, 6.33%, (3M USD LIBOR + 4.05%), 01/20/29 (a) (e)	2,000	2,000
Tal Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (e)	3,417	3,412
Series 2014-A-1A, 3.51%, 02/20/24 (e)	2,297	2,335
Thayer Park CLO Ltd
Series 2017-C-1A, 5.98%, (3M USD LIBOR + 3.70%), 04/20/29 (a) (e)	1,000	1,000
THL Credit Wind River CLO Ltd
Series 2015-ER-2A, 7.85%, 10/15/27 (e)	2,000	1,875
Series 2016-DR-1A, 5.15%, (3M USD LIBOR + 2.85%), 07/17/28 (a) (e)	1,000	972
Series 2018-1, 5.20%, (3M USD LIBOR + 2.90%), 07/15/30 (a) (e)	1,500	1,419
Series 2018-D-2A, 5.30%, (3M USD LIBOR + 3.00%), 07/15/30 (a) (e)	2,000	1,899
Series 2018-1, 7.80%, (3M USD LIBOR + 5.50%), 07/15/30 (a) (e)	500	442
Series 2014-DR-2A, 5.20%, (3M USD LIBOR + 2.90%), 01/15/31 (a) (e)	1,000	942
Series 2014-ER-2A, 8.05%, (3M USD LIBOR + 5.75%), 01/15/31 (a) (e)	1,000	855
Series 2014-DRR-1A, 5.30%, (3M USD LIBOR + 3.00%), 07/18/31 (a) (e)	1,000	926
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (e) (o)	4,514	4,610
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 04/25/21 (e) (o)	3,250	3,283
Triton Container Finance VI LLC
Series 2018-A-2A, 4.19%, 06/20/28 (e)	1,750	1,808
Series 2018-A-1A, 3.95%, 03/20/43 (e)	4,250	4,268
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	100	108
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	1	1
Series 2003-1-20I, 5.13%, 09/01/23	3	3
Series 2004-1-20F, 5.52%, 06/01/24	69	72
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.60%, 10/15/27 (a)	3,298	3,581
Series 2018-C-C8, 4.86%, 02/17/28 (a)	3,776	4,158
Series 2017-C-C5, REMIC, 4.46%, 11/17/27 (a)	5,169	5,579
Series 2017-C-C6, REMIC, 4.60%, 12/17/27 (a)	3,866	4,211
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	3,658	4,050
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (e)	6,889	7,161
VB-S1 Issuer, LLC
Series 2016-D-1A, 4.46%, 06/15/21 (e)	2,000	2,027
Series 2018-C-1A, 3.41%, 02/15/23 (e)	2,000	2,025
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (e) (o)	2,968	2,975
Voya CLO Ltd
Series 2014-CR2-1A, 5.10%, (3M USD LIBOR + 2.80%), 04/18/31 (a) (e)	1,000	925
Series 2018-D-2A, 5.05%, (3M USD LIBOR + 2.75%), 07/15/31 (a) (e)	1,000	937
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 2.58%, (1M USD LIBOR + 0.56%), 09/25/34 (a)	198	198
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 4.26%, 01/25/36 (a)	369	371
Series 2006-3A3-AR8, REMIC, 3.77%, 08/25/36 (a)	1,850	1,724
Series 2007-3A3-HY1, REMIC, 3.94%, 02/25/37 (a)	1,807	1,719
Series 2007-4A1-HY1, REMIC, 4.05%, 02/25/37 (a)	156	144
Series 2007-2A3-HY7, REMIC, 3.60%, 07/25/37 (a)	262	258
Series 2002-1A-AR17, REMIC, 3.65%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (a)	31	30
Series 2005-A1A1-AR13, REMIC, 2.60%, (1M USD LIBOR + 0.58%), 10/25/45 (a)	53	53
Series 2006-1A-AR9, REMIC, 3.28%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (a)	2,218	2,039
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 4.39%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 3.85%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (a)	50	50
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27 (b) (e)	3,000	3,000
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/17/27 (a)	5,073	5,536
Series 2017-C-C41, 4.66%, 11/17/27 (a)	6,601	7,129
Series 2019-AS-C51, 3.58%, 06/15/29	670	714
Series 2019-B-C51, 3.84%, 06/15/29	670	718
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,596
Series 2018-D-BXI, REMIC, 3.58%, (1M USD LIBOR + 1.56%), 12/16/19 (a) (e)	3,771	3,772
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	880
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,514
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,437
Interest Only, Series 2018-XA-C43, REMIC, 0.86%, 03/17/51 (a)	74,590	3,631
Wells Fargo Mortgage Backed Securities Trust
Series 2004-A1-CC, REMIC, 4.98%, 01/25/35 (a)	83	83
Series 2006-2A1-AR2, REMIC, 4.99%, 03/25/36 (a)	309	307
Series 2006-2A5-AR2, REMIC, 4.99%, 03/25/36 (a)	837	799
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.15%, 10/17/57 (e)	4,269	4,108
WhiteHorse VIII Ltd
Series 2014-AR-1A, 3.15%, 05/01/26 (e)	4,388	4,388
Wind River CLO Ltd
Series 2018-D-3A, 5.23%, (3M USD LIBOR + 2.95%), 01/21/31 (a) (e)	1,000	942
Total Non-U.S. Government Agency Asset-Backed Securities (cost $796,551)		820,699
SENIOR LOAN INTERESTS 2.4%
Health Care 0.4%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.54%, (3M LIBOR + 2.50%), 02/16/23 (a)	313	313
Agiliti Health, Inc
Term Loan, 5.12%, (3M LIBOR + 3.00%), 10/18/25 (a) (q)	308	308
Air Methods Corporation
2017 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 04/12/24 (a)	709	573
Aldevron, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 09/20/26 (a) (r)	580	581
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (a)	441	439
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.79%, (3M LIBOR + 3.75%), 07/23/25 (a)	525	521
Bausch Health Companies Inc.
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 11/26/25 (a)	473	473

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
Term Loan B2, 4.29%, (3M LIBOR + 2.25%), 05/10/26 (a)	572	573
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	521	519
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/07/23 (a)	530	529
Concentra Inc.
2018 1st Lien Term Loan, 4.54%, (3M LIBOR + 2.50%), 06/01/22 (a)	778	782
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (a)	205	206
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 05/09/25 (a)	356	350
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (a)	284	231
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.81%, (3M LIBOR + 3.75%), 06/20/25 (a)	704	708
Global Medical Response, Inc.
2018 Term Loan B1, 5.31%, (3M LIBOR + 3.25%), 04/28/22 (a)	365	341
HC Group Holdings II, Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.50%), 05/22/26 (a)	535	533
IQVIA Inc.
2017 USD Term Loan B2, 4.10%, (1M LIBOR + 2.00%), 01/17/25 (a)	546	548
Jaguar Holding Company II
Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/18/22 (a) (r)	210	210
Term Loan, 4.54%, (3M LIBOR + 2.50%), 08/18/22 (a)	530	530
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 5.00%), 06/21/25 (a)	222	222
MED ParentCo LP
1st Lien Term Loan, 6.29%, (3M LIBOR + 4.25%), 08/01/26 (a)	168	166
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (a)	551	524
Parexel International Corporation
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 08/06/24 (a)	217	206
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/27/24 (a) (r)	25	24
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.75%), 06/28/25 (a) (r)	—	—
2018 1st Lien Term Loan B, 7.06%, (3M LIBOR + 4.75%), 06/28/25 (a)	199	195
2018 1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (a)	12	11
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	207	204
Select Medical Corporation
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/13/24 (a)	1	1
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (a)	884	885
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 06/19/25 (a)	617	615
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (3M LIBOR + 3.00%), 06/16/24 (a)	189	184
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (a)	181	182
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (a)	570	571
Vizient, Inc.
2019 Term Loan B5, 4.54%, (3M LIBOR + 2.50%), 04/17/26 (a)	114	115
Wink Holdco, Inc
1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 11/02/24 (a)	295	289
Zelis Healthcare Corp
Term Loan, 0.00%, (3M LIBOR + 4.75%), 09/26/26 (a) (r)	620	615
		14,277
Information Technology 0.4%
Access CIG, LLC
2018 1st Lien Term Loan, 6.07%, (3M LIBOR + 3.75%), 02/14/25 (a)	354	349
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	139	135
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	21	21
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 09/06/24 (a)	529	528
Ascend Learning, LLC
2017 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/29/24 (a)	450	448
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/29/24 (a) (r)	150	149
Avaya, Inc.
2018 Term Loan B, 6.28%, (3M LIBOR + 4.25%), 12/14/24 (a)	201	190
2018 Term Loan B, 6.43%, (3M LIBOR + 4.25%), 12/14/24 (a)	120	113
Banff Merger Sub Inc
2018 USD Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/30/25 (a)	230	221
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/31/25 (a)	531	528
Bright Bidco B.V.
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 06/28/24 (a)	104	49
2018 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 06/28/24 (a)	215	101
Colorado Buyer Inc
Term Loan B, 5.04%, (1M LIBOR + 3.00%), 03/15/24 (a)	378	340
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (a)	220	219
Cvent, Inc.
1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 11/30/24 (a)	473	466
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 - 09/11/25 (a)	870	873
DigiCert, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/31/26 (a) (r)	340	339
Dun & Bradstreet Corporation (The)
Term Loan, 7.05%, (6M LIBOR + 5.00%), 02/06/26 (a)	353	355
Dynatrace LLC
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 08/08/25 (a)	192	193
Emerald TopCo Inc
Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/16/26 (a)	210	209
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (a)	452	454
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 07/24/24 (a)	192	165
Flexera Software LLC
2018 1st Lien Term Loan, 5.55%, (3M LIBOR + 3.50%), 01/24/25 (a)	528	528

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (a)	540	541
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 07/01/24 (a)	528	527
2017 2nd Lien Term Loan, 9.04%, (3M LIBOR + 7.00%), 05/24/25 (a)	143	143
Informatica LLC
2018 USD Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/06/22 (a) (r)	90	90
2018 USD Term Loan, 5.29%, (3M LIBOR + 3.25%), 08/06/22 (a)	439	441
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.50%), 11/06/25 (a)	220	211
KBR, Inc.
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 03/29/25 (a)	351	351
Kronos Incorporated
2017 Term Loan B, 5.25%, (3M LIBOR + 3.00%), 11/01/23 (a)	529	530
Mitchell International, Inc.
2017 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 11/21/24 (a)	232	222
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.61%, (3M LIBOR + 4.50%), 07/13/25 (a)	229	212
NCR Corporation
2019 Term Loan, 4.55%, (3M LIBOR + 2.50%), 04/12/25 (a)	70	70
ON Semiconductor Corporation
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/26 (a) (r)	155	156
Plantronics Inc
2018 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 06/01/25 (a)	216	215
PowerSchool
2018 Term Loan B, 5.46%, (3M LIBOR + 3.25%), 06/15/25 (a)	445	437
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (a)	454	447
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (a)	360	359
Renaissance Holding Corp.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 05/21/25 (a)	452	443
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (a)	529	529
SS&C Technologies Inc.
2018 Term Loan B5, 4.29%, (3M LIBOR + 2.25%), 04/16/25 (a)	609	611
Ultimate Software Group Inc(The)
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 04/08/26 (a)	255	256
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (a)	456	442
		14,206
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (a)	855	857
A-L Parent LLC
2016 1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 12/01/23 (a)	74	75
Alterra Mountain Company
Term Loan B1, 5.04%, (3M LIBOR + 3.00%), 06/28/24 (a)	618	618
American Tire Distributors Holdings, Inc.
Term Loan, 9.62%, (1M LIBOR + 7.50%), 10/01/21 (a)	382	334
Aramark Services, Inc.
Term Loan, 3.79%, (3M LIBOR + 1.75%), 03/01/25 (a)	565	565
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (a)	153	148
Caesars Entertainment Operating Company
Term Loan, 4.04%, (3M LIBOR + 2.00%), 04/03/24 (a)	342	342
Cengage Learning, Inc.
2016 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/07/23 (a)	549	519
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 08/16/24 (a)	285	253
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (a)	250	250
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (3M LIBOR + 2.50%), 02/01/24 (a)	389	384
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/08/24 (a) (r)	25	25
2017 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.00%), 03/08/24 (a)	526	526
Explorer Holdings Inc
2016 Term Loan B, 0.00%, (3M LIBOR + 3.75%), 05/02/23 (a) (r)	10	10
Explorer Holdings, Inc.
2016 Term Loan B, 3.75%, (3M LIBOR + 3.75%), 05/02/23 (a)	220	219
FrontDoor Inc
2018 Term Loan B, 4.56%, (3M LIBOR + 2.50%), 08/16/25 (a)	295	296
Garda World Security Corp.
2017 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 05/12/24 (a)	1,438	1,438
Garda World Security Corporation
Term Loan, 7.75%, (3M LIBOR + 2.50%), 05/12/24 (a)	4	4
Getty Images, Inc.
2019 USD Term Loan B, 6.56%, (3M LIBOR + 4.50%), 02/13/26 (a)	288	287
GOBP Holdings, Inc.
2019 Term Loan B, 5.76%, (3M LIBOR + 3.50%), 10/22/25 (a)	539	542
Hayward Industries, Inc.
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 08/04/24 (a)	141	136
IAA, Inc.
Term Loan B, 4.31%, (3M LIBOR + 2.25%), 05/22/26 (a)	133	133
IRB Holding Corp
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/21/25 (a) (r)	70	70
IRB Holding Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 01/18/25 (a)	530	527
Jo-Ann Stores, Inc.
Term Loan, 7.26%, (3M LIBOR + 5.00%), 09/29/23 (a) (j)	476	325
2016 Term Loan, 7.05%, (3M LIBOR + 5.00%), 10/20/23 (a) (j)	18	12
KAR Auction Services, Inc.
2019 Term Loan B6, 4.31%, (3M LIBOR + 2.25%), 09/13/26 (a)	169	169
Life Time Fitness Inc
2017 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/22/22 (a)	527	527
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/20/25 (a)	235	234
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 03/15/25 (a)	318	311
2018 Delayed Draw Term Loan, 5.29%, (3M LIBOR + 3.25%), 03/15/25 (a)	—	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/08/26 (a)	451	450
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (a)	170	170
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.29%, (3M LIBOR + 2.25%), 08/15/25 (a)	134	135
PetSmart, Inc.
Consenting Term Loan, 6.04%, (3M LIBOR + 4.00%), 03/11/22 (a)	513	500
Playa Resorts Holding B.V.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/07/24 (a)	230	223
Prime Security Services Borrower, LLC
2019 Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 12/31/22 (a) (r)	350	346
Rentpath, Inc.
Term Loan, 6.80%, (3M LIBOR + 4.75%), 12/17/21 (a) (j)	564	290
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (a)	103	102
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (a)	427	423
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/09/26 (a)	464	464
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (a)	275	271
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/29/25 (a)	298	299
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/23/26 (a)	264	265
		14,083
Financials 0.3%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (a)	559	556
Alera Group Holdings, Inc.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 07/26/25 (a)	283	284
AlixPartners, LLP
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/28/24 (a)	388	388
Allied Universal Holdco LLC
2019 Term Loan B, 6.51%, (3M LIBOR + 4.25%), 06/18/26 (a)	396	396
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (a)	279	278
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 0.00%, (3M LIBOR + 3.50%), 10/22/24 (a) (r)	65	65
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (a)	533	530
Asurion LLC
2018 Term Loan B6, 5.04%, (3M LIBOR + 3.00%), 11/03/23 (a)	528	530
2017 2nd Lien Term Loan, 8.54%, (3M LIBOR + 6.50%), 08/04/25 (a)	130	132
Blackstone CQP Holdco LP
Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/29/24 (a)	579	581
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.85%, (3M LIBOR + 2.75%), 06/30/23 (a)	532	531
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.00%), 10/04/24 (a)	539	531
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/04/24 (a)	226	222
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.31%, (3M LIBOR + 3.25%), 06/26/25 (a)	428	428
Gulf Finance, LLC
Term Loan B, 7.36%, (3M LIBOR + 5.25%), 08/25/23 (a)	436	329
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (1M LIBOR + 4.00%), 11/21/24 (a)	182	172
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (a)	225	225
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/04/25 (a)	268	169
RPI Finance Trust
Term Loan B6, 4.04%, (3M LIBOR + 2.00%), 03/13/23 (a)	351	353
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 11/06/25 (a)	535	526
Solera, LLC
USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/03/23 (a)	529	526
Tamko Building Products, Inc
Term Loan B, 5.37%, (3M LIBOR + 3.25%), 05/15/26 (a)	33	32
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 02/08/23 (a)	540	530
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.10%, (3M LIBOR + 5.00%), 03/18/26 (a)	186	168
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (a)	726	728
UGI Energy Services, LLC
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 08/01/26 (a)	264	266
US Foods, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 08/14/26 (a) (r)	330	331
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 07/01/26 (a)	198	199
WestJet Airlines Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/31/26 (a) (r)	400	403
Whatabrands LLC
Term Loan B, 5.52%, (3M LIBOR + 3.25%), 07/19/26 (a)	195	196
		10,605
Industrials 0.3%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	77	77
Achilles Acquisition LLC
2018 Term Loan, 6.06%, (3M LIBOR + 4.00%), 10/13/25 (a)	294	293
American Airlines, Inc.
2017 Incremental Term Loan, 4.03%, (3M LIBOR + 2.00%), 12/14/23 (a)	225	225
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (a)	405	406
Comet Acquisition, Inc.
Term Loan, 5.62%, (3M LIBOR + 3.50%), 10/23/25 (a)	129	127
Compass Power Generation LLC
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 12/20/24 (a)	439	439
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 10/25/25 (a)	129	127
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	143	144

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
EAB Global, Inc.
1st Lien Term Loan, 6.38%, (3M LIBOR + 3.75%), 08/15/22 (a)	532	524
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.60%, (1M LIBOR + 3.50%), 11/16/24 (a)	529	529
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (a)	547	549
Gates Global LLC
2017 USD Repriced Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/01/24 (a)	221	218
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 08/16/23 (a)	226	219
Milacron LLC
Amended Term Loan B, 4.54%, (3M LIBOR + 2.50%), 09/23/23 (a)	419	419
Minotaur Acquisition, Inc.
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 02/27/26 (a)	706	683
NCI Building Systems, Inc.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/12/25 (a)	226	221
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (a)	120	119
Pike Corporation
2019 Term Loan B, 5.30%, (3M LIBOR + 3.25%), 07/24/26 (a)	225	225
PODS, LLC
2018 1st Lien Term Loan, 5.05%, (3M LIBOR + 2.75%), 11/21/24 (a)	535	534
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/11/25 (a)	363	360
Southern Graphics, Inc.
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/31/22 (a)	99	72
2018 Term Loan B, 5.40%, (1M LIBOR + 3.25%), 12/31/22 (a)	112	81
Syncreon Global Finance (US) Inc.
Term Loan B, 0.00%, 10/28/20 (h) (i) (j)	509	235
Tamko Building Products, Inc
Term Loan B, 5.29%, (3M LIBOR + 3.25%), 05/15/26 (a)	163	162
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (a)	618	620
Titan Acquisition Limited
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 03/16/25 (a)	184	176
TransDigm, Inc.
2018 Term Loan F, 4.54%, (1M LIBOR + 2.50%), 06/09/23 (a)	717	714
USIC Holdings, Inc.
2017 Term Loan B, 5.29%, (3M LIBOR + 3.00%), 12/09/23 (a)	367	364
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/22/26 (a)	171	171
WP CPP Holdings, LLC
2018 Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/30/25 (a)	1	1
Term Loan, 6.01%, (3M LIBOR + 3.75%), 04/30/25 (a)	528	529
		9,563
Communication Services 0.2%
Alliant Holdings Intermediate, LLC
Term Loan B, 5.29%, (3M LIBOR + 3.25%), 05/10/25 (a)	349	346
Cincinnati Bell, Inc.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/02/24 (a)	223	222
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 08/08/26 (a)	260	261
CSC Holdings, LLC
2018 Incremental Term Loan, 4.28%, (3M LIBOR + 2.25%), 01/31/26 (a)	174	174
2019 Term Loan B4, 5.03%, (3M LIBOR + 3.00%), 05/07/27 (a)	459	459
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (a)	100	100
Digicel International Finance Limited
2017 Term Loan B, 5.34%, (3M LIBOR + 3.25%), 05/27/24 (a)	198	171
E.W. Scripps Company (The)
Incremental Term Loan B1, 4.79%, (3M LIBOR + 2.75%), 04/04/26 (a)	428	428
Entercom Media Corp.
2017 Term Loan B, 4.80%, (3M LIBOR + 2.75%), 11/18/24 (a)	384	385
GoodRx, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 09/28/25 (a) (r)	205	205
1st Lien Term Loan, 4.81%, (3M LIBOR + 2.75%), 10/10/25 (a)	440	440
Gray Television, Inc.
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (a) (j)	826	828
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (a) (r)	30	30
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 12/01/23 (a)	533	530
GTT Communications, Inc.
2018 USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/27/25 (a)	501	402
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (a)	233	234
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (a)	220	221
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (a) (r)	225	226
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (a)	560	562
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.54%, (3M LIBOR + 4.50%), 06/20/24 (a)	722	632
Sinclair Television Group Inc.
Term Loan B2B, 4.54%, (3M LIBOR + 2.50%), 07/18/26 (a)	175	176
Speedcast International Limited
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 05/03/25 (a) (j) (q)	436	366
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (a)	536	532
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	223	223
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (a) (r)	230	226
Uber Technologies
2018 Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/13/23 (a) (r)	30	30
2018 Term Loan, 6.03%, (3M LIBOR + 4.00%), 04/04/25 (a)	527	524
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (a)	145	145
		9,078
Materials 0.1%
Advanced Drainage Systems, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 09/18/26 (a) (r)	160	161

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Aleris International, Inc.
Term Loan, 6.79%, (3M LIBOR + 4.75%), 04/15/23 (a)	526	526
Avantor, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 09/22/24 (a)	555	559
Berry Global, Inc.
Term Loan Q, 4.30%, (3M LIBOR + 2.25%), 10/01/22 (a)	75	76
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (a)	678	681
Charter NEX US, Inc.
Incremental Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/16/24 (a)	115	115
Flex Acquisition Co. Inc.
2018 Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/20/25 (a) (r)	240	231
Forterra Finance, LLC
2017 Term Loan B, 5.04%, (1M LIBOR + 3.00%), 10/25/23 (a)	285	269
GrafTech Finance, Inc.
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 02/01/25 (a)	450	436
Hexion Inc
USD Exit Term Loan, 5.82%, (3M LIBOR + 3.50%), 06/27/26 (a)	215	214
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.29%, (3M LIBOR + 4.25%), 06/30/22 (a)	246	217
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (a)	222	221
Pregis TopCo Corporation
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/25/26 (a) (r)	180	179
1st Lien Term Loan, 6.25%, (3M LIBOR + 4.00%), 07/25/26 (a)	50	50
Pro Mach Group, Inc.
2018 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 03/07/25 (a)	273	266
Reynolds Group Holdings Inc.
Term Loan, 4.79%, (3M LIBOR + 2.75%), 02/05/23 (a)	354	354
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.12%, (3M LIBOR + 4.00%), 06/26/25 (a)	224	218
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/18/25 (a)	1	1
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (a)	225	220
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/20/24 (a)	258	237
2017 1st Lien Term Loan, 5.76%, (3M LIBOR + 3.50%), 10/20/24 (a)	11	10
		5,241
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/16/25 (a)	466	430
Covia Holdings Corporation
Term Loan, 6.31%, (3M LIBOR + 4.00%), 05/17/25 (a)	215	175
EG America LLC
2018 USD Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	42	41
Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	314	310
ExGen Renewables IV, LLC
Term Loan B, 5.13%, (1M LIBOR + 3.00%), 11/15/24 (a)	121	118
Foresight Energy, LLC
2017 1st Lien Term Loan, 7.87%, (1M LIBOR + 5.75%), 03/16/22 (a)	657	348
Frontera Generation Holdings LLC
2018 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 04/25/25 (a)	223	210
Gavilan Resources, LLC
2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 02/24/24 (a) (j)	185	80
Howden Joinery Group PLC
Term Loan, 0.00%, (3M LIBOR + 5.25%), 09/23/26 (a) (q) (r)	135	131
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (a)	442	430
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (a)	458	431
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 02/28/25 (a)	274	231
Prairie ECI Acquiror LP
Term Loan B, 6.85%, (3M LIBOR + 4.75%), 03/07/26 (a)	289	281
		3,216
Consumer Staples 0.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/19/25 (a)	79	80
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (a)	527	528
CHG PPC Parent LLC
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/16/25 (a)	443	443
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.29%, (1M LIBOR + 4.00%), 07/22/20 (a)	461	429
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (a)	716	719
KIK Custom Products, Inc.
2015 Term Loan B, 6.26%, (3M LIBOR + 4.00%), 08/26/22 (a)	468	442
Nestle Skin Health SA
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (a) (r)	130	131
		2,772
Utilities 0.1%
Calpine Corporation
Term Loan B9, 4.86%, (3M LIBOR + 2.75%), 03/22/26 (a)	574	575
2019 Term Loan B10, 4.54%, (3M LIBOR + 2.50%), 08/02/26 (a)	55	55
Edgewater Generation, L.L.C.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 11/29/25 (a)	441	435
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/05/25 (a)	437	428
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.02%, (3M LIBOR + 2.00%), 12/11/25 (a)	356	357
1st Lien Term Loan B3, 4.04%, (3M LIBOR + 2.00%), 12/11/25 (a)	526	529
		2,379
Real Estate 0.0%
ESH Hospitality, Inc.
2019 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/30/23 (a)	202	203
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/18/26 (a) (r)	55	55
Forest City Enterprises, L.P.
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/24/25 (a)	526	529
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (a)	516	517

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (a)	525	526
		1,830
Total Senior Loan Interests (cost $89,777)		87,250
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (h) (j) (q) (s)	128	—
T-Mobile USA, Inc. (h) (j) (q) (s)	375	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.2%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (t) (u)	125,762	125,762
U.S. Treasury Bill 1.3%
Treasury, United States Department of
2.16%, 11/07/19 (v)	2,020	2,016
1.78%, 09/10/20 (v)	49,800	48,982
		50,998
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (t) (u)	17,972	17,972
Total Short Term Investments (cost $194,713)		194,732
Total Investments 102.7% (cost $3,699,533)		3,809,094
Other Assets and Liabilities, Net (2.7)%		(98,458)
Total Net Assets 100.0%		3,710,636

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $35,090.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $765,116 and 20.6% of the Fund.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Non-income producing security.

(i) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(k) All or a portion of the security was on loan as of September 30, 2019.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Convertible security.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(v) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	2,133	2,145	0.1
Adecoagro S.A., 6.00%, 09/21/27	04/05/19	142	144	—
Aeropuerto Internacional de Tocumen, S.A., 5.63%, 05/18/36	02/05/19	206	235	—
AES Gener S.A., 5.00%, 07/14/25	02/05/19	200	209	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,049	1,050	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/11/19	1,810	2,108	0.1
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	416	428	—
Assembleia da Republica, 2.20%, 10/17/22	11/08/17	4,739	4,597	0.1
Assembleia da Republica, 2.88%, 10/15/25	09/28/17	7,756	7,930	0.2
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,162	1,150	—
Axiata SPV2 Berhad, 3.47%, 11/19/20	09/26/17	1,010	1,009	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	599	645	—
Banco De Credito E Inversiones S.A., 4.00%, 02/11/23	09/26/17	2,080	2,097	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,174	1,209	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/24/18	5,497	6,526	0.2
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	852	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	334	—
Banco General, S.A., 4.13%, 08/07/27	01/10/19	572	629	—
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	303	311	—
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/25/19	710	708	—
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	2,822	2,139	0.1
Banco Mercantil Del Norte, S.A. Institucion De Ban, 7.50%, callable at 100 beginning 06/27/29	09/25/19	602	607	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Restricted Securities (continued)
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	2,224	2,243	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	3,960	4,070	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 5.75%, 10/04/31	06/27/18	849	902	—
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	506	506	—
Banco Santander-Chile, 3.88%, 09/20/22	09/27/17	671	676	—
BB-UBS Trust, Series 2012-XB-SHOW REMIC - Interest Only, 0.28%, 11/07/36	11/10/17	60	60	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	188	199	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/21/18	7,006	7,340	0.2
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	4,989	5,061	0.1
Bharat Petroleum Corporation Limited, 4.63%, 10/25/22	10/04/17	522	527	—
Bharti Airtel International (Netherlands) BV, 5.13%, 03/11/23	09/26/17	5,918	5,985	0.2
Bundesrepublik Deutschland, 0.00%, 08/15/26	09/29/17	2,541	2,524	0.1
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	01/08/19	788	850	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	06/19/18	4,917	5,272	0.2
Calfrac Well Services Ltd., 8.50%, 06/15/26	05/15/18	120	54	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/14/18	4,000	4,336	0.1
Celeo Redes Operacion Chile S.A., 5.20%, 06/22/47	10/10/17	602	652	—
China National Petroleum Corporation, 3.95%, 04/19/22	09/26/17	516	517	—
Cimpor Financial Operations B.V., 5.75%, 07/17/24	01/18/19	1,443	1,200	—
CNOOC Finance (2002) Limited, 3.88%, 05/02/22	10/05/17	3,080	3,099	0.1
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	07/03/18	608	615	—
Comcel Trust, 6.88%, 02/06/24	06/06/18	1,431	1,446	—
Cometa Energia SA de CV, 6.38%, 04/24/35	07/20/18	6,797	7,483	0.2
Commonwealth of Australia, 1.75%, 11/21/20	11/06/17	5,424	4,945	0.1
Commonwealth of Australia, 3.25%, 04/21/25	09/27/17	3,842	3,629	0.1
Continental Senior Trustees (Cayman) Ltd., 5.50%, 11/18/20	09/28/17	4,662	4,657	0.1
Controladora Mabe, S.A. de C.V., 5.60%, 10/23/28	01/09/19	1,908	2,153	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	1,960	2,050	0.1
CSN Islands XII Corp, 7.00%, callable at 100 beginning 12/23/19	01/07/19	1,385	1,485	—
CSN Resources S.A., 7.63%, 02/13/23	01/22/19	1,561	1,666	0.1
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	09/26/17	3,909	3,955	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	532	532	—
El Puerto De Liverpool, S.A.B. De C.V., 3.95%, 10/02/24	09/27/19	3,079	3,067	0.1
El Puerto De Liverpool, S.A.B. De C.V., 3.88%, 10/06/26	02/25/19	191	203	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	07/12/18	4,130	4,290	0.1
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	1,504	1,502	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	934	999	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,605	2,513	0.1
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	1,686	1,686	0.1
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 08/01/26	12/20/18	1,454	1,581	0.1
Ena Norte SA, 4.95%, 04/25/23	10/24/17	1,580	1,577	0.1
Energuate Trust, 5.88%, 05/03/27	07/10/18	1,241	1,295	—
Enterprise Merger Sub Inc., 8.75%, 10/15/26	09/28/18	96	73	—
ESAL GmbH Elektroschaltanlagen, 6.25%, 02/05/23	06/21/18	494	507	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	4,002	3,907	0.1
Export-Import Bank of Thailand, 3.04%, 11/20/23	07/18/19	503	502	—
Export-Import Bank of Thailand, 3.00%, 05/23/24	09/16/19	702	700	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,288	2,230	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	09/29/17	6,301	6,250	0.2
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	07/09/19	207	206	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,852	4,718	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	748	791	—
Fondo Mivivienda S.A., 3.50%, 01/31/23	09/26/17	4,068	4,107	0.1
Foresight Energy LLC, 11.50%, 04/01/23	11/01/17	690	171	—
Fresnillo PLC, 5.50%, 11/13/23	08/24/18	2,053	2,178	0.1
Geopark Limited, 6.50%, 09/21/24	05/25/18	4,620	4,829	0.1
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,468	1,556	0.1
Global Bank Corporation, 4.50%, 10/20/21	09/25/19	926	926	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,796	2,893	0.1
Gohl Capital Limited, 4.25%, 01/24/27	01/30/19	4,684	5,010	0.1
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25	05/24/18	3,275	3,073	0.1
Great Wolf Trust, Series 2017-F-WOLF, 6.10%, 09/15/34	09/26/17	962	963	—
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	09/26/18	198	207	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	1,846	1,999	0.1
Indian Oil Corpn. Limited, 5.63%, 08/02/21	09/26/17	1,051	1,052	—
Indian Oil Corpn. Limited, 5.75%, 08/01/23	11/03/17	2,822	2,842	0.1
Inkia Energy Limited, 5.88%, 11/09/27	06/22/18	2,698	2,901	0.1
Inversiones CMPC S.A., 4.50%, 04/25/22	09/26/17	1,028	1,039	—
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	1,607	1,600	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ireland, Government of, 1.00%, 05/15/26	09/27/17	4,055	4,024	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,475	2,492	0.1
Itau Unibanco Holding S.A., 6.13%, callable at 100 beginning 12/12/22	06/21/18	467	505	—
Itau Unibanco Holding S.A., 6.50%, callable at 100 beginning 03/19/23	06/07/18	3,829	4,147	0.1
JSL Europe SA, 7.75%, 07/26/24	01/17/19	3,779	4,050	0.1
LATAM Finance Limited, 6.88%, 04/11/24	06/06/18	1,079	1,156	—
LCCM Mortgage Trust, Series 2014-MRC-PKMD REMIC, 2.95%, 11/18/19	09/26/17	5,249	5,242	0.1
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	3,839	3,828	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/03/17	4,069	4,070	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/02/17	4,525	4,663	0.1
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	07/10/18	375	397	—
Marfrig Holdings (Europe) B.V., 6.88%, 01/19/25	06/06/18	5,406	5,950	0.2
Mexichem S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	736	735	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	07/12/18	2,130	2,355	0.1
Millicom International Cellular SA, 6.00%, 03/15/25	08/23/18	506	517	—
Millicom International Cellular SA, 6.63%, 10/15/26	01/23/19	1,022	1,092	—
Millicom International Cellular SA, 5.13%, 01/15/28	07/06/18	1,717	1,883	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	02/28/19	2,602	2,802	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	1,841	2,053	0.1
Minerva Luxembourg S.A., 6.50%, 09/20/26	06/14/18	2,697	3,011	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	06/06/18	2,339	2,600	0.1
Multibank, Inc., 4.38%, 11/09/22	09/25/19	721	720	—
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	203	204	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/25/18	2,815	2,999	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	10/16/17	2,001	2,001	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	01/23/19	1,380	1,553	0.1
Oversea-Chinese Banking Corporation Limited, 4.00%, 10/15/24	09/26/17	2,001	2,001	0.1
Pampa Energia S.A., 7.50%, 01/24/27	05/29/18	4,121	3,328	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	07/24/19	357	357	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/17/19	1,748	1,760	0.1
PT Pertamina (Persero), 4.30%, 05/20/23	09/25/19	2,955	2,940	0.1
PTTEP Treasury Center Company Limited, 4.60%, callable at 100 beginning 07/17/22	03/07/19	791	818	—
Radiant Access Limited, 4.60%, callable at 100 beginning 05/18/20	06/26/19	779	783	—
Reliance Holding USA, Inc., 5.40%, 02/14/22	09/26/17	3,697	3,720	0.1
Republique Francaise Presidence, 0.25%, 11/25/26	03/16/18	3,074	3,033	0.1
Republique Francaise Presidence, 1.00%, 05/25/27	10/03/17	3,622	3,628	0.1
Riverbed Technology, Inc., 8.88%, 03/01/23	10/06/17	338	190	—
S.A.C.I. Falabella, 3.75%, 04/30/23	11/27/17	3,804	3,803	0.1
Sinopec Group Overseas Development (2016) Limited, 2.75%, 05/03/21	09/26/17	2,007	2,008	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/15/19	397	422	—
SPARC Limited, 0.00%, 12/05/22	09/25/17	7,436	7,516	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	3,476	3,654	0.1
Stoneway Capital Corporation, 10.00%, 03/01/27	02/12/19	3,182	1,849	0.1
SURA Asset Management SA, 4.88%, 04/17/24	09/13/18	1,100	1,182	—
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	4,514	5,074	0.1
Tapstone Energy, LLC, 9.75%, 06/01/22	12/13/17	277	73	—
Tecila Sociedad Anonima, 8.50%, 07/28/25	05/29/18	3,374	2,582	0.1
Tecila Sociedad Anonima, 6.95%, 07/21/27	06/07/18	1,325	1,057	—
Temasek Financial (I) Limited, 2.38%, 01/23/23	10/05/17	5,002	5,077	0.1
The Republic of Indonesia, The Government of, 4.88%, 05/05/21	09/26/17	1,026	1,036	—
Transelec S.A., 4.63%, 07/26/23	09/28/17	1,378	1,383	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	4,230	4,100	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	01/10/19	1,115	1,274	—
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	1,002	1,005	—
UPL Corporation Limited, 4.50%, 03/08/28	03/11/19	2,075	2,228	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	07/24/18	490	493	—
Vedanta Resources Limited, 6.13%, 08/09/24	06/14/18	4,830	4,876	0.1
Vine Oil & Gas LP, 8.75%, 04/15/23	10/13/17	377	176	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	07/10/18	3,624	3,662	0.1
		337,613	335,831	9.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/DoubleLine Core Fixed Income Fund
Allied Universal Holdco LLC – 2019 Delayed Draw Term Loan	39	1
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	31	(1)
MED ParentCo LP – 1st Lien Delayed Draw Term Loan	42	—
Mister Car Wash Holdings, Inc. – 2019 Delayed Draw Term Loan	23	—
NCR Corporation – 2019 Delayed Draw Term Loan	80	1
	215	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 85.6%
Mexico 12.3%
Banco Mercantil Del Norte, S.A. Institucion De Ban
7.50%, (callable at 100 beginning 06/27/29) (a) (b)	1,500	1,518
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (a) (b)	1,800	1,806
7.50%, (callable at 100 beginning 06/27/29) (a) (c)	300	304
7.63%, (callable at 100 beginning 01/06/28) (a) (b)	6,800	6,919
5.75%, 10/04/31 (b) (d)	2,200	2,205
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (b) (d)	800	809
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (c)	3,700	3,953
BBVA Bancomer, S.A.
5.35%, 11/12/29 (b)	700	696
5.13%, 01/18/33 (b)	10,700	10,200
5.88%, 09/13/34 (c)	600	597
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	10,501	11,193
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (a) (b) (e)	3,950	4,049
9.50%, 02/07/26 (c)	3,200	3,686
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	2,400	2,362
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24 (b)	5,000	5,112
Fresnillo PLC
5.50%, 11/13/23 (b)	3,300	3,594
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (a) (b)	2,500	2,630
Grupo Idesa, S.A. de C.V.
7.88%, 12/18/20 (b)	1,400	1,024
Mexichem S.A.B. de C.V.
4.88%, 09/19/22 (b)	1,000	1,050
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	3,614	3,895
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (a) (b)	8,350	7,442
7.38%, 02/12/26 (b)	600	588
		75,632
Brazil 11.1%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (a) (b)	9,900	9,789
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	7,700	8,044
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (b)	2,300	1,725
Cosan Overseas Limited
8.25%, (callable at 100 beginning 02/05/20) (a) (b)	2,500	2,581
CSN Islands XII Corp
7.00%, (callable at 100 beginning 12/23/19) (a) (b)	1,850	1,616
CSN Resources S.A.
7.63%, 02/13/23 (b)	2,800	2,915
7.63%, 04/17/26 (c)	3,400	3,522
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (b)	764	779
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (a) (b)	1,900	1,921
6.50%, (callable at 100 beginning 03/19/23) (a) (b)	3,300	3,421
JSL Europe SA
7.75%, 07/26/24 (b)	5,650	6,022
Marb Bondco PLC
7.00%, 03/15/24 (c)	800	835
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (b)	3,600	3,758
6.88%, 01/19/25 (b)	3,700	3,862
Minerva Luxembourg S.A.
6.50%, 09/20/26 (b)	5,800	6,022
5.88%, 01/19/28 (b)	3,700	3,700
NBM US Holdings Inc
7.00%, 05/14/26 (c)	700	733
Petrobras Global Finance B.V.
5.75%, 02/01/29	5,500	6,065
6.90%, 03/19/49	750	863
		68,173
Chile 8.6%
AES Gener S.A.
5.00%, 07/14/25 (b)	200	209
7.13%, 03/26/79 (b)	1,400	1,470
7.13%, 03/26/79 (c)	4,300	4,516
Celulosa Arauco y Constitucion S.A.
5.50%, 04/30/49 (c)	3,000	3,330
Embotelladora Andina S.A
5.00%, 10/01/23 (b)	4,500	4,828
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	870	908
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	4,000	3,610
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (b)	2,000	2,108
4.75%, 08/01/26 (b)	3,000	3,161
Inversiones CMPC S.A.
4.75%, 09/15/24 (b)	4,000	4,267
LATAM Airlines Group S.A.
6.00%, 12/15/20 (b)	559	564
7.00%, 03/01/26 (c)	2,900	3,086
LATAM Finance Limited
6.88%, 04/11/24 (b)	2,300	2,418
S.A.C.I. Falabella
3.75%, 04/30/23 (b)	8,600	8,839
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (b)	369	390
Transelec S.A.
4.63%, 07/26/23 (b) (f)	2,095	2,229
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (b)	5,690	5,856
6.88%, 01/15/24 (c)	898	924
		52,713
Colombia 8.2%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (b)	1,000	1,074
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (b)	800	829
Bancolombia SA
5.13%, 09/11/22	500	526
4.88%, 10/18/27	5,350	5,494
Canacol Energy Ltd.
7.25%, 05/03/25 (b)	7,600	8,037
7.25%, 05/03/25 (c)	800	846
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (a) (b)	1,300	1,333
Ecopetrol S.A.
5.88%, 09/18/23	1,000	1,114
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	800	841
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	1,000	1,130
Geopark Limited
6.50%, 09/21/24 (b)	7,000	7,192
Gilex Holding SARL
8.50%, 05/02/23 (b)	800	858
8.50%, 05/02/23 (c)	2,200	2,360
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (b)	6,400	5,784

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
6.25%, 02/15/25 (c)	300	273
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b)	200	207
Millicom International Cellular SA
6.00%, 03/15/25 (b)	1,995	2,065
6.63%, 10/15/26 (c)	600	655
6.63%, 10/15/26 (b)	200	218
5.13%, 01/15/28 (b)	3,200	3,320
6.25%, 03/25/29 (c)	3,000	3,280
Oleoducto Central S.A.
4.00%, 05/07/21 (b)	200	204
SURA Asset Management SA
4.88%, 04/17/24 (b)	2,300	2,473
		50,113
India 7.8%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (b) (f)	3,000	3,065
Bharti Airtel Limited
4.38%, 06/10/25 (b)	8,000	8,260
Indian Oil Corpn. Limited
5.63%, 08/02/21 (b)	500	526
5.75%, 08/01/23 (b)	8,300	9,109
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	10,000	10,363
UPL Corporation Limited
3.25%, 10/13/21 (b)	6,000	6,031
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c) (f)	2,200	2,190
Vedanta Resources Limited
7.13%, 05/31/23 (b)	2,000	1,974
6.13%, 08/09/24 (b)	6,500	5,980
		47,498
Panama 4.6%
Banco General, S.A.
4.13%, 08/07/27 (b)	800	839
Banistmo S.A.
3.65%, 09/19/22 (b)	5,000	5,042
3.65%, 09/19/22 (c)	1,600	1,613
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (c)	2,700	3,118
Ena Norte SA
4.95%, 04/25/23 (b)	6,010	6,185
Global Bank Corporation
4.50%, 10/20/21 (c) (f)	200	206
4.50%, 10/20/21 (b)	7,600	7,818
5.25%, 04/16/29 (c)	1,900	2,012
Multibank, Inc.
4.38%, 11/09/22 (b)	1,100	1,131
		27,964
Singapore 4.3%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	7,000	7,515
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (a) (b)	10,400	10,413
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (b)	310	329
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (a)	7,600	7,638
3.50%, 09/16/26 (b) (d)	500	506
		26,401
United States of America 4.2%
Andina Acquisition Corporation
8.20%, 01/31/22 (b)	600	643
Freeport-McMoRan Inc.
5.40%, 11/14/34	6,800	6,522
5.45%, 03/15/43	4,000	3,599
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,900	2,052
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (a) (b)	3,950	3,866
Reliance Holding USA, Inc.
5.40%, 02/14/22 (b)	8,500	9,035
		25,717
Indonesia 4.0%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,348	5,053
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	3,850	3,965
5.63%, 08/10/37 (b)	2,900	3,133
PT Pertamina (Persero)
4.30%, 05/20/23 (b)	6,000	6,300
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (b)	5,317	5,556
6.75%, 04/24/33 (c)	192	200
		24,207
Argentina 2.9%
Adecoagro S.A.
6.00%, 09/21/27 (b)	250	239
Banco Macro S.A.
6.75%, 11/04/26 (b) (d)	4,800	3,312
6.75%, 11/04/26 (c)	1,000	692
Pampa Energia S.A.
7.50%, 01/24/27 (b)	7,400	5,661
Stoneway Capital Corporation
10.00%, 03/01/27 (b)	4,782	2,774
Tecila Sociedad Anonima
8.50%, 07/28/25 (b)	5,396	4,222
6.95%, 07/21/27 (b)	1,250	944
		17,844
Malaysia 2.3%
Gohl Capital Limited
4.25%, 01/24/27 (b)	10,500	10,960
Malayan Banking Berhad
3.91%, 10/29/26 (b) (d)	3,000	3,052
		14,012
Peru 2.3%
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (b)	1,228	1,243
Inkia Energy Limited
5.88%, 11/09/27 (b)	6,000	6,217
Nexa Resources S.A.
5.38%, 05/04/27 (b)	1,000	1,061
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b)	2,100	2,174
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (b)	3,000	3,189
		13,884
Ireland 2.0%
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (c)	3,000	3,188
6.88%, 09/15/27 (b)	8,500	8,787
		11,975
Cayman Islands 1.5%
Sparc EM SPC
0.00%, 12/05/22 (c) (g)	4,698	4,494
SPARC Limited
0.00%, 12/05/22 (b) (g)	5,125	4,902
		9,396
China 1.5%
CNOOC Limited
3.50%, 05/05/25	3,200	3,344
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (c)	5,500	5,805
		9,149
Netherlands 1.4%
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23 (b) (f)	4,800	5,040
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,600	1,916

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Premier Health Group Inc.
7.95%, 05/11/26 (c)	1,500	1,598
		8,554
Dominican Republic 1.3%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (b)	2,244	2,345
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (b)	5,400	5,771
		8,116
Switzerland 1.3%
Syngenta Finance N.V.
5.68%, 04/24/48 (b) (e)	7,462	7,710
5.68%, 04/24/48 (c)	388	403
		8,113
Guatemala 0.9%
Comcel Trust
6.88%, 02/06/24 (b)	2,700	2,788
Energuate Trust
5.88%, 05/03/27 (b)	1,000	996
Industrial Senior Trust
5.50%, 11/01/22 (b)	800	838
Intertrust SPV (Cayman) Limited
5.88%, 05/03/27 (c)	800	801
		5,423
Hong Kong 0.8%
CK Hutchison International (17) Limited
3.50%, 04/05/27 (b)	1,600	1,674
3.50%, 04/05/27 (c)	3,000	3,145
		4,819
Spain 0.6%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (b)	2,688	3,063
7.50%, 12/15/28 (c)	550	627
		3,690
Austria 0.5%
JBS Investments II GmbH
5.75%, 01/15/28 (c)	3,100	3,227
Philippines 0.3%
BDO Unibank, Inc.
2.95%, 03/06/23 (b)	2,000	2,024
Israel 0.3%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (c)	600	613
5.41%, 12/30/25 (c)	1,095	1,126
		1,739
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (c)	1,200	1,284
Thailand 0.2%
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (a) (b)	1,200	1,227
Costa Rica 0.1%
Banco Nacional de Costa Rica
5.88%, 04/25/21 (b)	736	749
Jamaica 0.1%
Digicel Group Limited
2.00%, 04/01/24 (b) (h) (i)	5,021	518
Total Corporate Bonds And Notes (cost $509,876)		524,161
GOVERNMENT AND AGENCY OBLIGATIONS 3.8%
Indonesia 2.2%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (b)	450	459
3.75%, 03/01/23 (b)	1,000	1,036
4.15%, 03/29/27 (b)	1,000	1,070
4.15%, 03/29/27 (c)	9,900	10,593
		13,158
Mexico 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
4.15%, 03/28/27	2,000	2,116
3.75%, 01/11/28	900	925
		3,041
Thailand 0.3%
Export-Import Bank of Thailand
3.04%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (d)	973	976
3.00%, (3M USD LIBOR + 0.85%), 05/23/24 (b) (d)	1,100	1,100
		2,076
Costa Rica 0.3%
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20 (b)	1,930	2,031
Colombia 0.2%
Presidencia de la Republica de Colombia
4.50%, 03/15/29	700	777
5.20%, 05/15/49	400	483
		1,260
Panama 0.2%
Government of the Republic of Panama
4.00%, 09/22/24	1,000	1,068
Dominican Republic 0.1%
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (c)	750	799
Total Government And Agency Obligations (cost $22,466)		23,433
SHORT TERM INVESTMENTS 12.0%
Investment Companies 11.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (j) (k)	71,751	71,751
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (j) (k)	1,892	1,892
Total Short Term Investments (cost $73,643)		73,643
Total Investments 101.4% (cost $605,985)		621,237
Other Assets and Liabilities, Net (1.4)%		(8,608)
Total Net Assets 100.0%		612,629

(a) Perpetual security. Next contractual call date presented, if applicable.

(b) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $98,986 and 16.2% of the Fund.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) All or a portion of the security was on loan as of September 30, 2019.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) The Adviser has deemed this security to be illiquid based on procedures approved

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

by the Board of Trustees.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	3,047	3,065	0.5
Adecoagro S.A., 6.00%, 09/21/27	04/05/19	237	239	—
AES Gener S.A., 5.00%, 07/14/25	02/05/19	200	209	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,462	1,470	0.2
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/17/19	2,637	3,063	0.5
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	624	643	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	998	1,074	0.2
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,256	2,345	0.4
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/24/18	8,036	9,789	1.6
Banco General, S.A., 4.13%, 08/07/27	02/11/19	768	839	0.1
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	807	829	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/25/19	1,245	1,243	0.2
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,420	3,312	0.5
Banco Mercantil Del Norte, S.A. Institucion De Ban, 7.50%, callable at 100 beginning 06/27/29	09/25/19	1,505	1,518	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	1,803	1,806	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	6,741	6,919	1.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 5.75%, 10/04/31	06/27/18	2,071	2,205	0.4
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	810	809	0.1
Banco Nacional de Costa Rica, 5.88%, 04/25/21	07/31/17	749	749	0.1
Banistmo S.A., 3.65%, 09/19/22	09/25/19	5,045	5,042	0.8
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	669	696	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/21/18	9,766	10,200	1.7
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,996	2,024	0.3
Bharti Airtel International (Netherlands) BV, 5.13%, 03/11/23	09/28/17	5,014	5,040	0.8
Bharti Airtel Limited, 4.38%, 06/10/25	05/01/17	8,033	8,260	1.4
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	03/02/17	7,149	7,515	1.2
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	06/19/18	8,224	8,787	1.4
Canacol Energy Ltd., 7.25%, 05/03/25	06/20/18	7,421	8,037	1.3
Cimpor Financial Operations B.V., 5.75%, 07/17/24	02/01/19	2,078	1,725	0.3
CK Hutchison International (17) Limited, 3.50%, 04/05/27	07/31/17	1,632	1,674	0.3
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	05/25/18	1,318	1,333	0.2
Comcel Trust, 6.88%, 02/06/24	05/25/18	2,761	2,788	0.5
Cometa Energia SA de CV, 6.38%, 04/24/35	07/20/18	10,250	11,193	1.8
Cosan Overseas Limited, 8.25%, callable at 100 beginning 02/05/20	04/25/16	2,307	2,581	0.4
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	3,871	4,049	0.7
CSN Islands XII Corp, 7.00%, callable at 100 beginning 12/23/19	02/01/19	1,514	1,616	0.3
CSN Resources S.A., 7.63%, 02/13/23	01/22/19	2,731	2,915	0.5
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	05/01/17	10,248	10,413	1.7
Digicel Group Limited, 2.00%, 04/01/24	01/15/19	2,587	518	0.1
El Puerto De Liverpool, S.A.B. De C.V., 3.95%, 10/02/24	09/25/19	5,131	5,112	0.8
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	09/11/18	5,543	5,771	0.9
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	4,832	4,828	0.8
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	838	908	0.2
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	3,761	3,610	0.6
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	2,107	2,108	0.3
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 08/01/26	12/20/18	2,888	3,161	0.5
Ena Norte SA, 4.95%, 04/25/23	09/07/16	6,199	6,185	1.0
Energuate Trust, 5.88%, 05/03/27	07/10/18	955	996	0.2
ESAL GmbH Elektroschaltanlagen, 6.25%, 02/05/23	06/21/18	727	779	0.1
Export-Import Bank of Thailand, 3.04%, 11/20/23	07/18/19	978	976	0.2
Export-Import Bank of Thailand, 3.00%, 05/23/24	07/18/19	1,103	1,100	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,068	1,130	0.2
Fresnillo PLC, 5.50%, 11/13/23	04/17/18	3,408	3,594	0.6
Geopark Limited, 6.50%, 09/21/24	05/25/18	6,864	7,192	1.2
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	813	858	0.1
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	7,622	7,818	1.3
Gobierno de la Republica de Costa Rica, 10.00%, 08/01/20	08/16/16	2,025	2,031	0.3
Gohl Capital Limited, 4.25%, 01/24/27	04/25/17	10,673	10,960	1.8
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25	05/24/18	6,179	5,784	0.9
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	09/26/18	198	207	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	2,436	2,630	0.4
Grupo Idesa, S.A. de C.V., 7.88%, 12/18/20	04/26/16	1,394	1,024	0.2
Indian Oil Corpn. Limited, 5.63%, 08/02/21	08/08/17	526	526	0.1
Indian Oil Corpn. Limited, 5.75%, 08/01/23	06/20/17	9,060	9,109	1.5
Industrial Senior Trust, 5.50%, 11/01/22	05/03/16	794	838	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Inkia Energy Limited, 5.88%, 11/09/27	06/22/18	5,783	6,217	1.0
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	4,285	4,267	0.7
Itau Unibanco Holding S.A., 6.13%, callable at 100 beginning 12/12/22	06/21/18	1,775	1,921	0.3
Itau Unibanco Holding S.A., 6.50%, callable at 100 beginning 03/19/23	06/07/18	3,143	3,421	0.6
JSL Europe SA, 7.75%, 07/26/24	01/24/19	5,625	6,022	1.0
LATAM Airlines Group S.A., 6.00%, 12/15/20	04/25/16	559	564	0.1
LATAM Finance Limited, 6.88%, 04/11/24	06/06/18	2,256	2,418	0.4
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	3,046	3,052	0.5
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	05/01/17	3,626	3,758	0.6
Marfrig Holdings (Europe) B.V., 6.88%, 01/19/25	06/06/18	3,566	3,862	0.6
Mexichem S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	1,052	1,050	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	07/12/18	3,544	3,895	0.6
Millicom International Cellular SA, 6.00%, 03/15/25	08/23/18	2,017	2,065	0.3
Millicom International Cellular SA, 6.63%, 10/15/26	01/25/19	204	218	—
Millicom International Cellular SA, 5.13%, 01/15/28	07/06/18	3,030	3,320	0.5
Minejesa Capital B.V., 4.63%, 08/10/30	02/28/19	3,679	3,965	0.6
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	2,813	3,133	0.5
Minerva Luxembourg S.A., 6.50%, 09/20/26	06/14/18	5,399	6,022	1.0
Minerva Luxembourg S.A., 5.88%, 01/19/28	06/05/18	3,306	3,700	0.6
Multibank, Inc., 4.38%, 11/09/22	09/25/19	1,132	1,131	0.2
Nexa Resources S.A., 5.38%, 05/04/27	09/05/18	962	1,061	0.2
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	203	204	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/28/16	9,848	10,363	1.7
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	01/23/19	1,935	2,174	0.4
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	09/30/19	330	329	0.1
Pampa Energia S.A., 7.50%, 01/24/27	05/29/18	7,006	5,661	0.9
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	07/24/19	458	459	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/27/19	1,029	1,036	0.2
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 4.15%, 03/29/27	05/16/17	1,011	1,070	0.2
PT Pertamina (Persero), 4.30%, 05/20/23	09/25/19	6,331	6,300	1.0
PTTEP Treasury Center Company Limited, 4.60%, callable at 100 beginning 07/17/22	03/08/19	1,194	1,227	0.2
Radiant Access Limited, 4.60%, callable at 100 beginning 05/18/20	06/18/19	3,834	3,866	0.6
Reliance Holding USA, Inc., 5.40%, 02/14/22	08/14/17	8,983	9,035	1.5
S.A.C.I. Falabella, 3.75%, 04/30/23	11/03/17	8,804	8,839	1.4
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/19/19	366	390	0.1
SPARC Limited, 0.00%, 12/05/22	09/29/17	4,854	4,902	0.8
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	5,288	5,556	0.9
Stoneway Capital Corporation, 10.00%, 03/01/27	02/15/19	4,775	2,774	0.5
SURA Asset Management SA, 4.88%, 04/17/24	09/13/18	2,299	2,473	0.4
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	6,871	7,710	1.3
Tecila Sociedad Anonima, 8.50%, 07/28/25	05/30/18	5,528	4,222	0.7
Tecila Sociedad Anonima, 6.95%, 07/21/27	06/07/18	1,183	944	0.2
Transelec S.A., 4.63%, 07/26/23	09/08/17	2,220	2,229	0.4
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	04/25/17	3,069	3,189	0.5
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	7,694	7,442	1.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	07/18/18	558	588	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	09/11/17	506	506	0.1
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	5,972	6,031	1.0
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,949	1,974	0.3
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	5,935	5,980	1.0
VTR GlobalCom S.p.A., 6.88%, 01/15/24	05/24/18	5,793	5,856	1.0
		399,780	406,158	66.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.4%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 4.48%, (1M USD LIBOR + 2.45%), 06/15/20 (a) (b)	2,913	2,902
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a) (b)	4,528	4,537
Allegro CLO VII Ltd
Series 2018-A-1A, 3.40%, (3M USD LIBOR + 1.10%), 06/13/31 (a) (b)	3,000	2,982
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,286	1,162
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,139	968
Americold LLC
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (b)	410	433
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 3.57%, 07/15/30 (b)	3,000	2,997
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 3.67%, (3M USD LIBOR + 1.37%), 07/15/32 (a) (b)	7,500	7,516
Anchorage Capital CLO Ltd
Series 2014-A-5RA, 3.29%, (3M USD LIBOR + 0.99%), 01/15/30 (a) (b)	1,000	1,000
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b)	2,317	2,330
ArrowMark Colorado Holdings
Series 2018-A1-9A, 3.42%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (b)	6,000	5,936
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (b)	4,299	4,278
Assurant CLO III LTD
Series 2018-A-2A, 3.51%, (3M USD LIBOR + 1.23%), 10/20/31 (a) (b)	4,000	3,994
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 2.95%, (3M USD LIBOR + 0.83%), 11/17/27 (a) (b)	4,000	3,996
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.39%, (3M USD LIBOR + 1.09%), 01/15/31 (a) (b)	1,000	993
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.08%, (1M USD LIBOR + 3.05%), 12/16/19 (a) (b)	1,692	1,698
Series 2018-D-ATRM, 4.33%, (1M USD LIBOR + 2.30%), 06/15/21 (a) (b)	1,232	1,237
Series 2018-E-ATRM, REMIC, 5.43%, (1M USD LIBOR + 3.40%), 06/15/21 (a) (b)	2,913	2,929
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20 (b)	801	803
Series 2019-A-B, 2.72%, 05/15/21 (b)	4,000	4,003
Avery Point VI CLO Ltd
Series 2015-AR-6A, 3.34%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	2,000	2,001
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	842	839
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	750	775
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.99%, 05/20/36 (a)	3,453	3,422
Bank
Interest Only, Series 2017-XA-BNK4, REMIC, 1.59%, 05/17/50 (a)	15,955	1,254
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b) (c) (d)	3,108	3,110
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 5.26%, (1M USD LIBOR + 3.24%), 03/16/20 (a) (b) (d)	4,000	4,015
Series 2017-C-DELC, REMIC, 3.23%, (1M USD LIBOR + 1.20%), 08/15/36 (a) (b)	331	330
Series 2017-D-DELC, REMIC, 3.73%, (1M USD LIBOR + 1.70%), 08/15/36 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 4.53%, (1M USD LIBOR + 2.50%), 08/15/36 (a) (b)	759	762
Series 2017-F-DELC, REMIC, 5.53%, (1M USD LIBOR + 3.50%), 08/15/36 (a) (b)	2,138	2,154
Interest Only, Series 2017-XA-C1, REMIC, 1.67%, 02/17/50 (a)	22,517	1,934
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	425	427
Series 2018-D-CBM, REMIC, 4.42%, (1M USD LIBOR + 2.39%), 07/15/20 (a) (b)	2,753	2,765
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/05/20 (a) (b)	3,283	3,195
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.69%, 07/25/36 (a)	4,604	4,518
Bellemeade Re Ltd
Series 2019-M1A-2A, 3.02%, (1M USD LIBOR + 1.00%), 04/25/29 (a) (b)	5,000	5,012
Benefit Street Partners CLO III Ltd
Series 2013-A1R-IIIA, 3.53%, (3M USD LIBOR + 1.25%), 07/20/29 (a) (b)	2,000	2,000
BHMS
Series 2018-C-ATLS, REMIC, 3.93%, (1M USD LIBOR + 1.90%), 07/15/20 (a) (b)	3,131	3,137
Birch Grove CLO Ltd
Series A-19A, 3.97%, (3M USD LIBOR + 1.49%), 06/16/31 (a) (b)	2,500	2,500
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 4.43%, 06/15/20 (a) (b)	2,496	2,511
Series 2018-F-PRME, REMIC, 4.93%, (1M USD LIBOR + 2.90%), 06/15/20 (a) (b)	1,722	1,728
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59 (b)	1,839	1,830
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.44%, (1M USD LIBOR + 1.32%), 03/16/20 (a) (b)	810	812
Series 2018-E-BIOA, REMIC, 4.07%, (1M USD LIBOR + 1.95%), 03/16/20 (a) (b)	2,025	2,031
Series 2019-D-IMC, REMIC, 3.93%, (1M USD LIBOR + 1.90%), 04/15/21 (a) (b)	1,000	1,005
Series 2019-F-IMC, REMIC, 4.93%, 04/15/21 (b)	2,513	2,530
Bx Trust
Series 2018-F-MCSF, REMIC, 4.67%, (1M USD LIBOR + 2.65%), 04/15/20 (a) (e) (f)	2,887	2,901
Series 2018-E-GW, REMIC, 4.00%, (1M USD LIBOR + 1.97%), 05/15/20 (a) (b)	968	972
Series 2018-F-GW, REMIC, 4.45%, (1M USD LIBOR + 2.42%), 05/15/20 (a) (b)	839	843
Series 2018-G-GW, REMIC, 4.95%, (1M USD LIBOR + 2.92%), 05/15/20 (a) (e) (f)	581	585
BX Trust
Series 2019-E-MMP, REMIC, 3.93%, 08/16/21 (b)	3,784	3,801
Capmark Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (a)	1,057	1,056
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (b)	800	803
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 4.88%, (1M USD LIBOR + 2.85%), 11/18/21 (a) (b)	3,310	3,333
Carbone Clo Ltd
Series 2017-A1-1A, 3.42%, (3M USD LIBOR + 1.14%), 01/21/31 (a) (b)	3,000	2,986
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 3.58%, (3M USD LIBOR + 1.30%), 04/21/31 (a) (b)	1,000	1,000
Series 2017-A2-1A, 3.93%, (3M USD LIBOR + 1.65%), 04/21/31 (a) (b)	2,000	1,981
CarVal CLO III Ltd
Series 2019-A-2A, 3.62%, (1M USD LIBOR + 1.35%), 07/20/32 (a) (b) (c)	8,000	7,999
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	3,369	3,421

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 3.62%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	2,000	2,000
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 3.61%, (3M USD LIBOR + 1.31%), 07/16/29 (a) (b)	2,000	2,000
CBAM Ltd
Series 2019-A1A-10A, 3.99%, (3M USD LIBOR + 1.42%), 04/20/32 (a) (b)	3,000	3,005
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.47%, 05/12/50 (a)	18,228	1,336
CFCRE Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.81%, 06/17/50 (a)	16,039	1,424
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,332	2,542
Interest Only, Series 2016-XA-C3, REMIC, 1.19%, 01/10/48 (a)	4,967	272
Interest Only, Series 2016-XA-C4, REMIC, 1.88%, 05/10/58 (a)	16,774	1,448
CFIP CLO Ltd
Series 2014-AR-1A, 3.62%, (3M USD LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,500
CGGS Commercial Mortgage Trust
Series 2018-D-WSS, REMIC, 4.42%, (1M USD LIBOR + 2.30%), 02/18/20 (a) (b)	2,837	2,832
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.03%, (1M USD LIBOR + 3.00%), 11/15/19 (a) (b)	761	762
Series 2017-F-CSMO, REMIC, 5.77%, (1M USD LIBOR + 3.74%), 11/15/19 (a) (e) (f)	406	406
CIM Trust
Series 2016-A1-3, REMIC, 4.73%, (1M USD LIBOR + 2.50%), 02/25/56 (a) (b)	2,803	2,869
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 4.83%, (1M USD LIBOR + 2.80%), 12/16/19 (a) (b)	4,739	4,742
Series 2018-F-TBR, 5.68%, (1M USD LIBOR + 3.65%), 12/16/19 (a) (e) (f)	4,510	4,523
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	828	855
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	328
Interest Only, Series 2014-XA-GC19, REMIC, 1.32%, 03/12/47 (a)	27,233	1,155
Interest Only, Series 2014-XA-GC21, REMIC, 1.35%, 05/10/47 (a)	26,265	1,206
Interest Only, Series 2015-XA-GC35, REMIC, 1.01%, 11/10/48 (a)	3,949	139
Interest Only, Series 2016-XA-GC36, REMIC, 1.44%, 02/12/49 (a)	4,179	268
Interest Only, Series 2016-XA-GC37, REMIC, 1.93%, 04/12/49 (a)	4,291	383
Interest Only, Series 2016-XA-P3, REMIC, 1.85%, 04/16/49 (a)	7,573	587
Interest Only, Series 2016-XA-P5, REMIC, 1.67%, 10/13/49 (a)	11,185	839
Interest Only, Series 2017-XA-P7, REMIC, 1.28%, 04/15/50 (a)	13,641	893
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (b)	9,535	9,620
Citigtoup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (b) (d)	14,343	14,515
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,273	1,264
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (b)	1,445	1,456
CLNS Trust
Series 2017-D-IKPR, 4.10%, (1M USD LIBOR + 2.05%), 06/11/32 (a) (b)	973	972
Series 2017-E-IKPR, 5.55%, (1M USD LIBOR + 3.50%), 06/11/32 (a) (b)	973	974
Series 2017-F-IKPR, 6.55%, (1M USD LIBOR + 4.50%), 06/11/32 (a) (e) (f)	973	976
COLT Mortgage Loan Trust
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	2,861	2,876
COMM Mortgage Trust
Series 2018-D-HCLV, 4.20%, (1M USD LIBOR + 2.18%), 09/15/20 (a) (b)	197	197
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	329
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	405	439
Interest Only, Series 2013-XA-CR12, REMIC, 1.32%, 10/15/46 (a)	34,150	1,336
Interest Only, Series 2014-XA-UBS3, REMIC, 1.25%, 06/12/47 (a)	31,741	1,372
Interest Only, Series 2015-XA-CR26, REMIC, 1.10%, 10/10/48 (a)	4,987	232
Interest Only, Series 2015-XA-LC21, REMIC, 0.91%, 07/10/48 (a)	22,517	667
Interest Only, Series 2015-XA-CR25, REMIC, 1.04%, 08/12/48 (a)	22,761	926
Interest Only, Series 2015-XA-CR27, REMIC, 1.26%, 10/13/48 (a)	12,205	551
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (b)	1,645	1,697
CPS Auto Receivables Trust
Series 2019-A-B, 2.89%, 09/15/20 (b)	2,199	2,205
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	3,569	3,573
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.81%, 01/15/49 (a) (b)	3,500	3,498
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	991	930
Credit Suisse Mortgage Capital Certificates
Series 2019-E-ICE4, 4.18%, (1M USD LIBOR + 2.15%), 05/15/21 (a) (b)	3,595	3,604
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a) (e) (f)	1,799	1,787
Series 2017-E-CHOP, REMIC, 5.33%, (1M USD LIBOR + 3.30%), 07/15/32 (a) (e) (f)	2,125	2,136
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 3.45%, (3M USD LIBOR + 1.17%), 10/20/28 (a) (b)	5,000	5,000
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.73%, 11/18/25 (a)	309	331
CSMC Trust
Series 2018-A1-RPL8, 4.12%, 09/25/21 (b)	8,769	8,836
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (b)	9,551	9,659
CVP CLO Ltd
Series 2017-A-1A, 3.62%, (3M USD LIBOR + 1.34%), 07/22/30 (a) (b)	7,500	7,498
Series 2017-A-2A, 3.47%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,956
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.50%, 03/12/26 (a)	801	803
Interest Only, Series 2016-XA-C1, REMIC, 1.62%, 05/12/49 (a)	13,382	962
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a) (b)	3,430	3,459
Deephave Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	2,149	2,157
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	2,149	2,149
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a) (b)	371	369
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.32%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	1,558	1,425
DT Auto Owner Trust
Series 2019-A-2A, 2.85%, 12/15/20 (b)	1,142	1,146
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26 (b)	1,249	1,256
Elmwood CLO II Ltd
Series 2019-B-2A, 4.65%, (3M USD LIBOR + 2.10%), 04/20/31 (a) (b)	2,500	2,500

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Series 2019-A-2A, 4.00%, (3M USD LIBOR + 1.45%), 04/21/31 (a) (b)	5,000	5,004
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (b)	2,000	2,005
Series 2016-B-3, 2.43%, 06/15/21 (b)	36	36
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24 (b)	3,347	3,390
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26 (b)	1,767	1,776
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 3.17%, (3M USD LIBOR + 0.85%), 07/17/28 (a) (b)	5,000	4,971
GCAT LLC
Series 2019-A1-2, 3.47%, 06/27/22 (b) (c) (d)	573	573
Gilbert Park CLO Ltd
Series 2017-A-1A, 3.49%, (3M USD LIBOR + 1.19%), 10/15/30 (a) (b)	3,000	2,999
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (b)	2,567	2,694
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22 (b)	1,150	1,155
Series 2019-A-2A, 3.06%, 04/17/23 (b)	2,477	2,490
GPMT Ltd
Series 2019-D-FL2, 4.98%, 11/15/23 (b)	2,162	2,176
Great Wolf Trust
Series 2017-D-WOLF, 4.13%, (1M USD LIBOR + 2.10%), 09/15/34 (a) (b)	698	698
Series 2017-E-WOLF, 5.13%, (1M USD LIBOR + 3.10%), 09/15/34 (a) (b)	1,082	1,082
Series 2017-F-WOLF, 6.10%, (1M USD LIBOR + 4.07%), 09/15/34 (a) (e) (f)	576	576
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 4.66%, 02/15/25 (b)	3,777	3,789
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.46%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	3,000	2,985
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 3.90%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (b)	3,605	3,597
Series 2014-D-GC26, REMIC, 4.67%, 11/10/47 (a) (b)	2,038	1,804
Series 2018-G-RIVR, REMIC, 4.63%, (1M USD LIBOR + 2.60%), 07/15/20 (a) (b)	2,000	1,974
Series 2018-E-LUAU, REMIC, 4.58%, (1M USD LIBOR + 2.55%), 11/16/20 (a) (b)	3,342	3,348
Series 2018-F-FBLU, REMIC, 5.28%, 11/16/20 (b)	3,360	3,373
GS Mortgage Securities Trust
Series 2019-E-SMP, 4.74%, 08/21/21 (a)	4,000	4,005
Interest Only, Series 2017-XA-GS6, 1.19%, 05/12/50 (a)	23,031	1,556
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (a)	32,554	2,029
Interest Only, Series 2015-XA-GC34, REMIC, 1.48%, 10/10/25 (a)	3,381	207
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (a)	9,459	284
Interest Only, Series 2015-XA-GS1, REMIC, 0.94%, 11/10/48 (a)	5,564	230
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (b)	5,274	5,249
GSCG Trust
Series 2019-G-600C, REMIC, 4.12%, 09/06/24 (b)	3,460	3,334
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 3.20%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	6,500	6,500
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	4,455	4,539
Highbridge Loan Management Ltd
Series 3A-2014-CR, 5.90%, (3M USD LIBOR + 3.60%), 07/18/29 (a) (b)	1,900	1,876
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 04/25/37 (a)	125	125
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (b)	2,796	2,904
Hospitality Mortgage Trust
Series 2019-F-HIT, 5.18%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (b)	3,529	3,547
IMT Trust
Series 2017-EFL-APTS, 4.18%, (1M USD LIBOR + 2.15%), 06/15/34 (a) (b)	721	721
Series 2017-FFL-APTS, 4.88%, (1M USD LIBOR + 2.85%), 06/15/34 (a) (e) (f)	721	721
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	813	805
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,350	912
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-E-MFP, 4.13%, (1M USD LIBOR + 2.16%), 07/15/21 (a) (b)	2,438	2,444
Series 2018-E-AON, 4.77%, 07/10/23 (a) (b)	3,103	3,258
Series 2019-C-UES, 4.34%, 05/07/24 (b)	1,177	1,253
Series 2019-D-UES, 4.60%, 05/07/24 (a) (b)	1,205	1,268
Series 2019-E-UES, 4.60%, 05/07/24 (a) (b)	1,406	1,458
Series 2019-F-UES, 4.60%, 05/07/24 (a) (b)	1,476	1,481
Series 2019-G-UES, 4.60%, 05/07/24 (a) (b)	1,612	1,556
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (b)	3,141	3,351
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (a)	417	418
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-C-LAQ, 3.63%, (1M USD LIBOR + 1.60%), 06/15/20 (a) (b)	4,596	4,608
Series 2018-D-LAQ, 4.13%, (1M USD LIBOR + 2.10%), 06/15/20 (a) (b)	1,824	1,835
Series 2018-E-LAQ, 5.03%, (1M USD LIBOR + 3.00%), 06/15/20 (a) (b)	584	588
Series 2011-D-C5, REMIC, 5.55%, 09/17/21 (a) (b)	2,400	2,440
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	219	210
J.P. Morgan Mortgage Trust
Series 2018-A2-7FRB, 2.90%, (1M USD LIBOR + 0.75%), 11/25/33 (a) (b)	3,166	3,159
Jamestown CLO Ltd
Series 2018-A1-6RA, 3.43%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (b)	1,000	996
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	5,880	6,164
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (b)	2,356	2,384
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	366	391
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	384
Interest Only, Series 2015-XA-C32, REMIC, 1.52%, 11/18/48 (a)	13,666	538
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.25%, 01/15/49 (a)	4,816	193
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-JP4, REMIC, 0.88%, 12/17/49 (a)	18,592	635
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.83%, 06/17/49 (a)	34,234	2,389
Kabbage Asset Securitization LLC
Series 2019-A-1, 3.83%, 03/15/22 (b)	4,000	4,062
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (b)	1,883	1,933
Kingsland VIII Ltd
Series 2018-A-8A, 3.40%, (3M USD LIBOR + 1.12%), 04/21/31 (a) (b)	4,000	3,979
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27 (b)	2,900	3,083
LCM XVII LP
Series A2RR-17A, 3.45%, (3M USD LIBOR + 1.15%), 10/15/31 (a) (b)	5,000	4,960

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (b) (d)	13,621	13,738
Series 2019-A1-GS3, 3.75%, 04/25/21 (b) (d)	4,739	4,814
Series 2019-A1-GS4, 3.44%, 05/25/21 (b) (d)	3,869	3,890
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (b) (d)	4,516	4,547
Series 2017-A1-GS1, REMIC, 3.50%, 04/27/20 (b) (d)	3,846	3,849
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (b) (d)	4,767	4,822
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (b) (d)	9,537	9,546
Lendingpoint Asset Securitization Trust
Series 2019-A-1, 3.15%, 01/15/21 (b)	4,710	4,716
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 2.03%, 03/12/49 (a) (b)	15,823	964
Marathon CLO V Ltd
Series 2013-A1R-5A, 3.02%, 11/21/27 (b)	5,000	4,972
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.48%, (3M USD LIBOR + 1.18%), 12/18/30 (a) (b)	2,000	1,990
Marble Point CLO XV Ltd
Series 2019-A1-1A, 3.86%, (3M USD LIBOR + 1.42%), 07/23/32 (a) (b)	3,000	3,000
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21 (b)	1,636	1,648
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.78%, 05/12/39 (a)	19	19
MidOcean Partners
Series 2017-A1-7A, 3.62%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	7,000	7,000
Milos CLO Ltd
Series 2017-A-1A, 3.53%, (3M USD LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,500
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	420	454
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	274
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (a)	207	215
Series 2016-C-C29, REMIC, 4.91%, 04/17/26 (a)	2,371	2,565
Interest Only, Series 2014-XA-C15, REMIC, 1.14%, 04/17/47 (a)	13,706	477
Interest Only, Series 2016-XA-C28, REMIC, 1.40%, 01/15/49 (a)	4,512	264
Series 2018-D-SUN, REMIC, 3.68%, (1M USD LIBOR + 1.65%), 07/15/20 (a) (b)	899	899
Series 2018-F-SUN, REMIC, 4.58%, (1M USD LIBOR + 2.55%), 07/15/20 (a) (b)	1,342	1,346
Series 2018-G-SUN, REMIC, 5.08%, (1M USD LIBOR + 3.05%), 07/15/20 (a) (b)	899	902
Series 2014-C-C17, REMIC, 4.66%, 07/17/24 (a)	1,240	1,283
Series 2015-D-C20, REMIC, 3.07%, 01/17/25 (b)	180	168
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 3.98%, (1M USD LIBOR + 1.95%), 11/15/19 (a) (b)	2,575	2,576
Series 2017-F-CLS, 4.63%, (1M USD LIBOR + 2.60%), 11/15/19 (a) (b)	2,556	2,566
Interest Only, Series 2017-XA-H1, 1.60%, 06/17/50 (a)	26,295	2,001
Interest Only, Series 2015-XA-UBS8, REMIC, 1.05%, 12/15/48 (a)	4,740	214
Series 2014-CPT, REMIC, 3.56%, 07/15/21 (a) (b)	3,091	3,108
Series 2014-CPT, REMIC, 3.56%, 07/15/21 (a) (e) (f)	527	528
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 10/21/30 (b)	3,888	4,027
Motel 6 Trust
Series 2017-A-MTL6, 2.95%, (1M USD LIBOR + 0.92%), 08/15/34 (a) (b)	1,035	1,035
Series 2017-D-MTL6, REMIC, 4.18%, (1M USD LIBOR + 2.15%), 08/15/34 (a) (b)	1,988	1,991
Series 2017-F-MTL6, REMIC, 6.28%, (1M USD LIBOR + 4.25%), 08/15/34 (a) (b)	2,613	2,628
MP CLO IV Ltd
Series 2013-ARR-2A, 3.56%, (3M USD LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,483
MP CLO VIII Ltd
Series 2015-AR-2A, 3.17%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (b)	3,000	3,000
MSCG Trust
Interest Only, Series 2018-XCP-SELF, 1.16%, 04/15/20 (a) (e) (f)	77,520	470
Series 2018-F-SELF, 5.08%, (1M USD LIBOR + 3.05%), 10/15/20 (a) (b)	3,335	3,358
Nassau Ltd
Series 2018-A-IA, 3.45%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,942
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 4.23%, (1M USD LIBOR + 2.20%), 06/15/22 (a) (b)	3,129	3,101
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25 (b)	3,000	3,160
Newark BSL CLO 1 Ltd
Series 2016-A1-1A, 3.78%, (3M USD LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,011
Series 2016-A2-1A, 4.46%, (3M USD LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,004
NLY Commercial Mortgage Trust
Series 2019-B-FL2, 3.93%, 01/15/23 (b)	3,226	3,236
Oaktown Re III Ltd
Series 2019-M1A-1A, 3.42%, 07/25/24 (a) (b)	3,000	3,000
Ocean Trails CLO V
Series 2014-ARR-5A, 3.58%, (3M USD LIBOR + 1.28%), 10/13/31 (a) (b)	5,000	4,969
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.45%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,968
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24 (b)	3,437	3,541
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (b)	5,000	4,990
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.35%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (b)	4,500	4,469
PFP Ltd
Series 2017-C-4, 4.28%, (1M USD LIBOR + 2.25%), 06/14/20 (a) (b)	1,561	1,566
Series 2019-B-5, REMIC, 3.68%, (1M USD LIBOR + 1.65%), 03/14/22 (a) (b)	3,447	3,451
Positive Results Property Management LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (b) (d)	13,088	13,285
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (b) (d)	3,300	3,300
Radnor Ltd
Series 2019-M1A-2, 3.22%, (1M USD LIBOR + 1.20%), 06/25/21 (a) (b)	2,438	2,436
Rait Trust
Series 2017-B-FL7, 3.63%, (1M USD LIBOR + 1.60%), 06/15/37 (a) (b)	2,096	2,095
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,361	1,235
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	895	867
Rockford Tower CLO Ltd
Series 2017-A-2A, 3.57%, (3M USD LIBOR + 1.27%), 10/15/29 (a) (b)	4,000	4,000
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,065
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24 (b)	1,524	1,523
SoFi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (b)	319	319
Series 2016-A-1, 3.26%, 07/25/21 (b)	957	966

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Series 2017-A2-6, 2.82%, 02/25/22 (b)	4,602	4,613
Series 2017-A-3, 2.77%, 03/25/22 (b)	416	417
Series 2017-A2-5, 2.78%, 04/25/22 (b)	1,121	1,124
Series 2017-A-1, 3.28%, 01/26/26 (b)	314	316
Series 2017-A-2, 3.28%, 02/25/26 (b)	226	228
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (b)	175	175
Series 2018-A1-2, 2.93%, 06/25/20 (b)	147	147
Series 2019-A-1, 3.24%, 04/25/22 (b)	2,374	2,392
Series 2019-A-2, 3.01%, 06/25/22 (b)	2,777	2,796
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	1,923	1,929
Sound Point CLO LTD
Series 2013-A-3RA, 3.45%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,491
Series 2018-A1A-21, 3.45%, (3M USD LIBOR + 1.17%), 10/27/31 (a) (b)	3,000	2,981
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (b)	1,775	1,775
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (b)	761	768
Start Ltd/Bermuda
Series 2018-A-1, 4.09%, 05/15/25 (b)	762	778
Starwood Property Mortgage Trust
Series 2019-D-FL1, 4.62%, (1M USD LIBOR + 2.75%), 02/15/25 (a) (b)	2,494	2,503
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.41%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	3,996
Series 2014-A-1RA, 3.35%, 04/21/31 (b)	2,550	2,531
Series 2016-1A, 3.24%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (b)	2,500	2,477
Series 2018-A-2A, 3.32%, (3M USD LIBOR + 1.20%), 08/18/31 (a) (b)	2,000	1,998
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (b)	4,000	3,999
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 4.49%, 12/25/35 (a)	2,014	1,971
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,865	2,475
Symphony CLO XV Ltd
Series 2014-AR2-15A, REMIC, 3.56%, (3M USD LIBOR + 1.26%), 01/20/32 (a) (b)	2,000	2,000
TAL Advantage LLC
Series 2017-A-1A, 4.50%, 04/20/27 (b)	6,051	6,238
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 5.22%, (1M USD LIBOR + 3.18%), 11/11/19 (a) (b)	2,244	2,250
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.44%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (b)	4,250	4,225
Series 2019-B-3A, 4.60%, (3M USD LIBOR + 2.10%), 04/15/31 (a) (b)	2,000	2,000
Towd Point Mortgage Trust
Series 2019-A1-SJ1, 3.75%, 01/25/22 (b)	1,458	1,466
TPG Real Estate Finance Issuer LTD
Series 2018-D-FL2, 4.72%, (1M USD LIBOR + 2.70%), 11/18/37 (a) (b)	2,438	2,456
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/17/28 (a)	1,858	2,046
Interest Only, Series 2018-XA-C8, 1.04%, 02/17/51 (a)	26,942	1,606
Interest Only, Series 2017-XB-C1, REMIC, 1.05%, 06/17/50 (a)	25,883	1,635
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20 (b)	1,147	1,150
Series 2019-A-1A, 3.48%, 03/15/25 (b)	1,716	1,722
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21 (b)	2,401	2,407
Series 2019-B-1, 4.19%, 04/20/26 (b)	1,000	1,010
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23 (b)	2,975	3,085
Series 2019-A2-1A, 3.19%, 07/15/24 (b)	1,998	2,020
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 09/25/21 (a) (b)	110	110
Series 2018-A-2, REMIC, 4.05%, 09/25/24 (b)	2,434	2,481
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (b)	9,427	9,393
Venture VII CDO Ltd
Series 2006-A2-7A, 2.52%, (3M USD LIBOR + 0.24%), 01/20/22 (a) (b)	104	104
Venture XXIX CLO Ltd
Series 2017-A-29A, 3.44%, (3M USD LIBOR + 1.28%), 09/09/30 (a) (b)	4,000	3,998
VERDE CLO
Series 2019-A-1A, 3.91%, (3M USD LIBOR + 1.35%), 04/15/32 (a) (b)	3,755	3,757
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (b) (d)	7,916	7,933
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (b) (d)	7,787	7,829
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	1,048	1,073
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	1,222	1,251
Vibrant CLO Ltd
Series 2018-A1-10A, 3.48%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,985
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (b) (d)	2,066	2,064
VOLT LXIX LLC
Series 2018-A1A-NPL5, 4.21%, 08/25/21 (b) (d)	3,157	3,165
VOLT LXXI LLC
Series 2018-A1A-NPL7, 3.97%, 09/27/21 (b) (d)	3,069	3,075
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (b) (d)	3,054	3,073
VOLT LXXX LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (b) (d)	4,800	4,841
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 2.53%, (1M USD LIBOR + 0.34%), 02/25/36 (a)	14,984	14,274
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27 (b) (g)	5,000	5,000
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.48%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	4,500	4,468
Wells Fargo & Company
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	394
Interest Only, Series 2015-XA-P2, REMIC, 1.13%, 12/15/48 (a)	4,991	215
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	898	853
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.21%, 07/15/50 (a)	26,122	1,648
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (b)	325	250
Interest Only, Series 2015-XA-C31, REMIC, 1.18%, 07/15/25 (a)	4,258	217
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	400	427
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	375	374
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (a)	310	336
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (a)	311	330
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	319
Interest Only, Series 2016-XA-C33, REMIC, 1.92%, 03/17/59 (a)	2,764	219
Series 2018-E-BXI, REMIC, 4.18%, (1M USD LIBOR + 2.16%), 12/16/19 (a) (b)	2,722	2,722
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	391
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	628	633
Series 2007-A1-AR4, REMIC, 4.85%, 08/25/37 (a)	581	580

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Westlake Automobile Receivables Trust
Series 2019-A2A-2A, 2.57%, 02/15/23 (b)	1,000	1,003
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.89%, 12/17/46 (a)	51,794	1,243
Interest Only, Series 2014-XA-C19, REMIC, 1.20%, 03/15/47 (a)	43,145	1,467
Interest Only, Series 2014-XA-C21, REMIC, 1.20%, 08/15/47 (a)	2,698	103
WhiteHorse X Ltd
Series 2015-A1R-10A, 3.23%, (3M USD LIBOR + 0.93%), 04/17/27 (a) (b)	4,312	4,307
Total Non-U.S. Government Agency Asset-Backed Securities (cost $840,017)		846,205
GOVERNMENT AND AGENCY OBLIGATIONS 19.7%
U.S. Treasury Note 10.5%
Treasury, United States Department of
2.25%, 03/31/20	40,100	40,169
1.63%, 04/30/23	57,100	57,189
2.25%, 12/31/23	85,300	87,686
1.75%, 06/30/24 (h)	10,000	10,086
		195,130
Collateralized Mortgage Obligations 5.5%
Federal Home Loan Mortgage Corporation
Series F1-264, 2.58%, (1M USD LIBOR + 0.55%), 07/15/42 (a)	2,355	2,358
Series HA-4582, REMIC, 3.00%, 09/15/45	3,022	3,141
Series QA-4060, REMIC, 1.50%, 09/15/26	2,510	2,457
Series AN-4030, REMIC, 1.75%, 04/15/27	4,620	4,531
Series CD-4484, REMIC, 1.75%, 07/15/30	3,784	3,719
Series BA-4642, REMIC, 3.00%, 02/15/41	5,980	6,104
Series A-4734, REMIC, 3.00%, 07/15/42	5,725	5,865
Series FA-4125, REMIC, 2.38%, (1M USD LIBOR + 0.35%), 11/15/42 (a)	4,214	4,187
Series LA-4738, REMIC, 3.00%, 11/15/43	5,659	5,807
Series EA-4824, REMIC, 4.50%, 02/15/45	2,785	2,844
Series CF-4750, REMIC, 2.38%, (1M USD LIBOR + 0.35%), 01/15/48 (a)	7,630	7,572
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.47%, (1M USD LIBOR + 0.45%), 06/25/42 (a)	5,277	5,259
Series 2018-HF-70, 2.37%, (1M USD LIBOR + 0.35%), 10/25/58 (a)	8,627	8,588
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	4,501	4,652
Series 2018-FA-55, REMIC, 2.32%, (1M USD LIBOR + 0.30%), 08/25/48 (a)	7,872	7,827
Series 2018-FA-64, REMIC, 2.37%, (1M USD LIBOR + 0.35%), 09/25/48 (a)	7,535	7,489
Series 2018-FA-77, REMIC, 2.32%, (1M USD LIBOR + 0.30%), 10/25/48 (a)	6,505	6,469
Series 2017-FA-96, REMIC, 2.42%, (1M USD LIBOR + 0.40%), 12/25/57 (a)	9,005	8,993
Government National Mortgage Association
Series 2019-FK-42, REMIC, 2.49%, (1M USD LIBOR + 0.45%), 04/20/49 (a)	4,430	4,425
		102,287
Mortgage-Backed Securities 2.7%
Federal Home Loan Mortgage Corporation
3.50%, 09/01/32	7,174	7,442
2.50%, 09/01/34	7,339	7,404
3.00%, 10/01/34 (g)	18,100	18,520
Federal National Mortgage Association, Inc.
3.00%, 11/01/33	3,388	3,493
3.10%, (12M USD LIBOR + 1.63%), 11/01/42 (a)	2,269	2,332
FHLMC
3.00%, 08/01/34	10,626	10,908
		50,099
Sovereign 1.0%
Banco del Estado de Chile
2.67%, 01/08/21 (b)	300	301
3.88%, 02/08/22 (f)	600	621
Banco Latinoamericano de Comercio Exterior, S.A.
3.25%, 05/07/20 (f)	1,000	1,003
Export-Import Bank of India
3.13%, 07/20/21 (f)	1,000	1,009
Export-Import Bank of Thailand
3.04%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (f)	400	401
3.00%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (f)	400	400
Gobierno de la Republica de Chile
3.88%, 08/05/20	1,800	1,827
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20 (f)	400	421
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20 (f)	900	903
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (f)	700	714
Presidencia Da Republica Federativa Do Brasil
4.88%, 01/22/21	1,200	1,239
Presidencia de la Republica de Colombia
4.38%, 07/12/21	3,300	3,416
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (f)	2,933	3,051
The Republic of Indonesia, The Government of
4.88%, 05/05/21 (f)	1,000	1,036
3.70%, 01/08/22 (f)	1,200	1,232
3.70%, 01/08/22 (b)	200	205
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (f)	250	260
		18,039
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	12,324	444
Total Government And Agency Obligations (cost $363,114)		365,999
CORPORATE BONDS AND NOTES 13.9%
Financials 6.6%
AerCap Ireland Limited
4.63%, 10/30/20	1,404	1,442
American Express Company
2.78%, (3M USD LIBOR + 0.65%), 02/27/23 (a)	1,560	1,562
B3 S.A. - Brasil, Bolsa, Balcao
5.50%, 07/16/20 (f)	600	611
Banco Bradesco S/A.
5.90%, 01/16/21 (f)	2,500	2,585
Banco BTG Pactual S.A.
4.00%, 01/16/20 (f)	600	600
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (f)	550	575
Banco del Estado de Chile
2.67%, 01/08/21 (f)	800	802
Banco do Brasil S.A
8.50%, 10/20/20 (f) (i)	900	945
Banco Internacional Del Peru S.A.A. – Interbank
5.75%, 10/07/20 (f)	1,000	1,033
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (f) (i)	2,500	2,508
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a) (f)	1,800	1,821
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (b)	300	320
Banco Santander-Chile
2.50%, 12/15/20 (f)	400	401
Bancolombia SA
6.13%, 07/26/20	700	719
5.95%, 06/03/21	1,750	1,844
Bangkok Bank Public Company Limited
4.80%, 10/18/20 (f)	1,300	1,334
3.88%, 09/27/22 (f)	600	623
Banistmo S.A.
3.65%, 09/19/22 (b)	500	504

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Bank of America Corporation
2.92%, (3M USD LIBOR + 0.79%), 03/05/24 (a)	2,750	2,752
Barclays Bank PLC
2.65%, 01/11/21	2,915	2,923
BB&T Corporation
2.20%, 03/16/23	1,425	1,422
BBVA Banco Continental
5.00%, 08/26/22 (f)	1,700	1,808
BBVA Bancomer SA
7.25%, 04/22/20 (f)	1,965	2,010
BBVA Bancomer, S.A.
6.50%, 03/10/21 (f)	550	576
6.75%, 09/30/22 (f)	500	545
5.35%, 11/12/29 (f)	200	199
Braskem Finance Ltd
7.00%, 05/07/20 (f)	400	409
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	800	836
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (f)	1,300	1,381
Capital One Financial Corporation
2.40%, 10/30/20	1,430	1,434
Caterpillar Financial Services Corporation
1.90%, 09/06/22	800	796
China National Petroleum Corporation
4.50%, 04/28/21 (f)	500	515
3.95%, 04/19/22 (f)	2,500	2,585
Citigroup Inc.
2.75%, 04/25/22	1,445	1,466
3.16%, (3M USD LIBOR + 1.02%), 06/01/24 (a)	1,555	1,568
CNOOC Finance (2002) Limited
3.88%, 05/02/22 (f)	1,600	1,653
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,700	1,702
Commonwealth Bank of Australia
2.25%, 03/10/20 (b)	1,685	1,686
2.05%, 09/18/20 (b)	795	795
2.75%, 03/10/22 (b)	133	135
Credit Suisse Group AG
3.37%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,270	1,278
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
7.25%, 07/20/23 (f)	300	317
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	1,205	1,204
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (f) (i)	2,400	2,403
2.59%, (3M USD LIBOR + 0.49%), 06/08/20 (a) (f)	200	200
2.85%, 04/16/22 (f)	300	305
2.90%, (3M USD LIBOR + 0.62%), 07/25/22 (a) (f)	200	201
Ena Norte SA
4.95%, 04/25/23 (f)	1,355	1,394
Ford Motor Credit Company LLC
3.39%, (3M USD LIBOR + 1.24%), 02/15/23 (a)	1,330	1,287
General Motors Financial Company, Inc.
2.65%, 04/13/20	140	140
3.20%, 07/06/21	1,175	1,189
Global Bank Corporation
4.50%, 10/20/21 (f)	700	720
4.50%, 10/20/21 (b)	500	514
Goldman Sachs Bank USA
3.20%, 06/05/20	990	998
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (f)	500	516
Gruposura Finance S.A.
5.70%, 05/18/21 (f)	800	837
HSBC Holdings PLC
3.12%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	1,305	1,310
Industrial Senior Trust
5.50%, 11/01/22 (f)	700	734
Itau Unibanco Holding S.A.
5.75%, 01/22/21 (f)	1,100	1,135
6.20%, 04/15/20 - 12/21/21 (f)	800	831
JPMorgan Chase & Co.
3.21%, 04/01/23	1,875	1,918
LATAM Airlines Group S.A.
6.00%, 12/15/20 (f)	466	470
Malayan Banking Berhad
3.91%, 10/29/26 (a) (f)	3,100	3,154
Marsh & Mclennan Companies, Inc.
3.30%, (3M USD LIBOR + 1.20%), 12/29/21 (a)	1,215	1,216
Mitsubishi UFJ Financial Group Inc
3.13%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	2,945	2,956
Mizuho Financial Group Inc
2.92%, (3M USD LIBOR + 0.79%), 03/05/23 (a)	2,715	2,718
Morgan Stanley
3.21%, (3M USD LIBOR + 0.93%), 07/22/22 (a)	2,750	2,767
Multibank, Inc.
4.38%, 11/09/22 (f)	400	411
Oversea-Chinese Banking Corporation Limited
4.00%, 10/15/24 (a) (f)	500	500
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (f) (j)	825	759
Petrobras Global Finance B.V.
5.30%, 01/27/25	250	273
Petrobras International Finance Co.
5.38%, 01/27/21	200	207
PNC Bank, National Association
2.45%, 11/05/20	750	753
PNC FUNDING CORP
3.30%, 03/08/22	575	593
Prudential Financial, Inc.
4.50%, 11/15/20	730	750
3.50%, 05/15/24	1,890	2,006
Santander UK PLC
2.50%, 01/05/21	2,785	2,788
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (f)	500	518
Sinochem Overseas Capital Co Ltd
4.50%, 11/12/20 (f)	2,300	2,349
Sparc EM SPC
0.00%, 12/05/22 (b) (j)	854	817
SPARC Limited
0.00%, 12/05/22 (f) (j)	1,965	1,879
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	2,895	2,886
Synchrony Financial
3.75%, 08/15/21	1,415	1,443
Syngenta Finance N.V.
3.70%, 04/24/20 (f) (k)	200	201
Temasek Financial (I) Limited
2.38%, 01/23/23 (f)	1,500	1,523
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	1,420	1,420
2.35%, 11/15/21	460	461
The Royal Bank of Scotland Group Public Limited Company
3.66%, (3M USD LIBOR + 1.55%), 06/25/24 (a)	1,355	1,356
The Toronto-Dominion Bank
3.25%, 06/11/21	2,755	2,812
UBS AG
2.45%, 12/01/20 (b)	1,450	1,456
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (f)	1,100	1,137
United Overseas Bank Limited
3.50%, 09/16/26 (a) (f)	2,200	2,226
2.88%, 03/08/27 (a)	800	800
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b)	1,565	1,617
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (f)	1,900	1,955
Wells Fargo & Company
2.15%, 01/30/20	700	700
Wells Fargo Bank, National Association
2.60%, 01/15/21	2,165	2,179

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Westpac Banking Corporation
2.65%, 01/25/21	1,820	1,835
		122,747
Energy 1.8%
Bharat Petroleum Corporation Limited
4.38%, 01/24/22 (f)	500	518
4.63%, 10/25/22 (f)	2,000	2,108
Continental Resources, Inc.
4.50%, 04/15/23	1,305	1,356
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (b)	940	953
Energy Transfer LP
4.25%, 03/15/23	1,365	1,427
EQT Corporation
2.50%, 10/01/20	1,295	1,291
Indian Oil Corpn. Limited
5.63%, 08/02/21 (f)	900	946
5.75%, 08/01/23 (f)	800	878
Kinder Morgan Energy Partners, L.P.
6.85%, 02/15/20	380	387
3.95%, 09/01/22	270	281
Kinder Morgan, Inc.
3.05%, 12/01/19	2,090	2,092
Marathon Petroleum Corporation
4.75%, 12/15/23	1,195	1,298
Occidental Petroleum Corporation
2.70%, 08/15/22	765	771
Oleoducto Central S.A.
4.00%, 05/07/21 (f)	2,282	2,331
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (f)	900	900
Petroliam Nasional Berhad (PETRONAS)
2.71%, 03/18/20 (f)	3,550	3,554
PT Pertamina (Persero)
5.25%, 05/23/21 (f)	1,900	1,981
4.88%, 05/03/22 (f)	1,300	1,371
PTTEP Canada International Finance Limited
5.69%, 04/05/21 (f) (k)	200	209
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (f) (i)	1,500	1,533
Reliance Holding USA, Inc.
4.50%, 10/19/20 (f)	1,250	1,275
5.40%, 02/14/22 (f)	1,850	1,966
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,375	1,447
Sinopec Group Overseas Development (2015) Limited
2.50%, 04/28/20 (f)	1,300	1,301
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (f)	600	594
Sinopec Group Overseas Development (2017) Limited
3.00%, 04/12/22 (f)	600	607
3.00%, 04/12/22 (b)	700	708
Sinopec Group Overseas Development 2017 Limited
2.25%, 09/13/20 (f)	300	300
		34,383
Health Care 1.4%
AbbVie Inc.
3.38%, 11/14/21	1,295	1,327
Amgen Inc.
2.20%, 05/11/20	2,705	2,707
2.65%, 05/11/22	85	86
Anthem, Inc.
2.50%, 11/21/20	2,765	2,778
AstraZeneca PLC
2.38%, 11/16/20 - 06/12/22	2,865	2,875
Cardinal Health, Inc.
2.62%, 06/15/22	2,800	2,812
Celgene Corporation
2.88%, 08/15/20	1,220	1,228
Cigna Holding Company
3.40%, 09/17/21 (e)	1,410	1,442
CVS Health Corporation
3.70%, 03/09/23	2,665	2,773
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	520	530
2.88%, 06/01/22	2,290	2,339
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21 (b)	1,440	1,491
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	2,770	2,840
		25,228
Consumer Staples 0.9%
BAT Capital Corp.
2.76%, 08/15/22	1,450	1,464
CK Hutchison International (17) (II) Limited
2.25%, 09/29/20 (f)	242	242
CK Hutchison International (17) Limited
2.88%, 04/05/22 (f)	400	403
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	900	907
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (f)	268	273
General Mills, Inc.
3.15%, 12/15/21	1,360	1,387
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (f) (i)	1,500	1,578
4.88%, 06/30/20 (f)	1,350	1,372
Hutchison Whampoa International (11) Limited
4.63%, 01/13/22 (f)	1,700	1,779
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200	216
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (f)	2,392	2,497
Mondelez International, Inc.
3.00%, 05/07/20	2,635	2,649
3.63%, 05/07/23	200	209
Reynolds American Inc.
3.25%, 06/12/20	1,040	1,048
4.00%, 06/12/22	260	271
		16,295
Communication Services 0.8%
AT&T Inc.
2.80%, 02/17/21	2,760	2,783
Axiata SPV2 Berhad
3.47%, 11/19/20 (f)	3,493	3,524
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (f) (i)	850	871
5.38%, 09/27/22 (f)	500	504
Comcast Corporation
3.45%, 10/01/21	1,260	1,299
Comcel Trust
6.88%, 02/06/24 (f)	200	207
Digicel Group Limited
8.25%, 09/30/22 (b)	400	83
2.00%, 04/01/24 (e) (f) (l)	201	21
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22 (f)	2,000	2,075
Millicom International Cellular SA
6.00%, 03/15/25 (f)	1,300	1,346
Telefonica Chile S.A.
3.88%, 10/12/22 (f)	1,400	1,444
Verizon Communications Inc.
3.26%, (3M USD LIBOR + 1.10%), 05/15/25 (a)	1,545	1,569
		15,726
Industrials 0.8%
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	1,285	1,303
Cintas Corporation No. 2
2.90%, 04/01/22	1,480	1,509
Delta Air Lines, Inc.
3.40%, 04/19/21	1,370	1,390

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
General Electric Company
2.70%, 10/09/22	1,440	1,443
LATAM Finance Limited
6.88%, 04/11/24 (f)	1,050	1,104
Northrop Grumman Corporation
2.08%, 10/15/20	2,915	2,914
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (b)	1,430	1,433
Republic Services, Inc.
2.50%, 08/15/24	650	658
Union Pacific Corporation
3.20%, 06/08/21	1,350	1,374
Waste Management, Inc.
2.95%, 06/15/24	1,310	1,356
		14,484
Materials 0.6%
Andina Acquisition Corporation
8.20%, 01/31/22 (f)	900	964
Braskem Finance Ltd
5.75%, 04/15/21 (f)	800	828
Celulosa Arauco y Constitucion S.A.
4.75%, 01/11/22	1,700	1,767
CEMEX S.A.B. de C.V.
6.13%, 05/05/25 (f)	300	312
7.75%, 04/16/26 (f)	400	434
Corporacion Nacional del Cobre de Chile
3.88%, 11/03/21 (f)	200	206
DuPont de Nemours, Inc
3.77%, 11/15/20	925	941
4.21%, 11/15/23	150	161
Freeport-McMoRan Inc.
4.55%, 11/14/24	1,300	1,334
Inversiones CMPC S.A.
4.50%, 04/25/22 (f)	1,000	1,039
Southern Peru Copper Corporation (Sucursal Del Peru)
5.38%, 04/16/20	1,900	1,929
UPL Corporation Limited
3.25%, 10/13/21 (f)	1,400	1,407
Vedanta Resources Limited
7.13%, 05/31/23 (f)	500	493
		11,815
Utilities 0.5%
AES Gener S.A.
7.13%, 03/26/79 (f)	800	840
7.13%, 03/26/79 (b)	500	525
Consolidated Edison, Inc.
2.00%, 03/15/20 - 05/15/21	1,415	1,414
DTE Energy Company
2.53%, 10/01/24 (d)	695	697
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (f)	400	428
Engie Energia Chile Sa
5.63%, 01/15/21 (f)	650	675
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	1,230	1,243
2.90%, 04/01/22	205	209
Petrobras Argentina S.A.
7.38%, 07/21/23 (f)	450	368
PSEG Power LLC
3.85%, 06/01/23	1,250	1,313
PT Indonesia Power
5.50%, 11/22/21 (f)	500	531
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (f)	300	342
		8,585
Information Technology 0.2%
Analog Devices, Inc.
2.95%, 01/12/21	1,430	1,443
Microchip Technology Incorporated
3.92%, 06/01/21	1,355	1,382
Paypal Holdings, Inc.
2.20%, 09/26/22	1,155	1,159
		3,984
Real Estate 0.2%
Simon Property Group, L.P.
2.00%, 09/13/24	1,365	1,351
Welltower Inc.
3.63%, 03/15/24	1,390	1,459
		2,810
Consumer Discretionary 0.1%
Alibaba Group Holding Limited
3.13%, 11/28/21	800	812
eBay Inc.
2.75%, 01/30/23	1,385	1,402
		2,214
Total Corporate Bonds And Notes (cost $255,730)		258,271
SENIOR LOAN INTERESTS 4.1%
Health Care 0.7%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.54%, (3M LIBOR + 2.50%), 02/16/23 (a)	238	238
Agiliti Health, Inc
Term Loan, 5.12%, (3M LIBOR + 3.00%), 10/18/25 (a) (m)	229	228
Air Methods Corporation
2017 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 04/12/24 (a)	616	498
Aldevron, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 09/20/26 (a) (n)	495	496
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (a)	374	372
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.79%, (3M LIBOR + 3.75%), 07/23/25 (a)	456	452
Bausch Health Companies Inc.
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 11/26/25 (a)	367	368
Catalent Pharma Solutions Inc.
Term Loan B2, 4.29%, (3M LIBOR + 2.25%), 05/10/26 (a)	567	568
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	440	439
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/07/23 (a)	457	457
Concentra Inc.
2018 1st Lien Term Loan, 4.54%, (3M LIBOR + 2.50%), 06/01/22 (a)	661	665
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (a)	180	181
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 05/09/25 (a)	301	296
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (a)	239	195
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.81%, (3M LIBOR + 3.75%), 06/20/25 (a)	596	599
Global Medical Response, Inc.
2018 Term Loan B1, 5.31%, (3M LIBOR + 3.25%), 04/28/22 (a)	316	295
HC Group Holdings II, Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.50%), 05/22/26 (a)	525	523
IQVIA Inc.
2017 USD Term Loan B2, 4.10%, (1M LIBOR + 2.00%), 01/17/25 (a)	506	508
Jaguar Holding Company II
Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/18/22 (a) (n)	170	170
Term Loan, 4.54%, (3M LIBOR + 2.50%), 08/18/22 (a)	457	457

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 5.00%), 06/21/25 (a)	192	192
MED ParentCo LP
1st Lien Term Loan, 6.29%, (3M LIBOR + 4.25%), 08/01/26 (a)	144	143
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (a)	466	443
Parexel International Corporation
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 08/06/24 (a)	184	174
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/27/24 (a) (n)	25	24
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 7.06%, (3M LIBOR + 4.75%), 06/28/25 (a)	218	215
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	143	141
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (a)	299	299
Select Medical Corporation
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/13/24 (a)	1	1
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (a)	748	749
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 06/19/25 (a)	522	520
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (3M LIBOR + 3.00%), 06/16/24 (a)	189	184
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (a)	121	121
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (a)	493	495
Vizient, Inc.
2019 Term Loan B5, 4.54%, (3M LIBOR + 2.50%), 04/17/26 (a)	109	110
Wink Holdco, Inc
1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 11/02/24 (a)	457	449
Zelis Healthcare Corp
Term Loan, 0.00%, (3M LIBOR + 4.75%), 09/26/26 (a) (n)	525	520
		12,785
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (a)	723	725
A-L Parent LLC
2016 1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 12/01/23 (a)	379	380
Alterra Mountain Company
Term Loan B1, 5.04%, (3M LIBOR + 3.00%), 06/28/24 (a)	523	523
American Tire Distributors Holdings, Inc.
Term Loan, 9.62%, (1M LIBOR + 7.50%), 10/01/21 (a)	335	294
Aramark Services, Inc.
Term Loan, 3.79%, (3M LIBOR + 1.75%), 03/01/25 (a)	520	520
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (a)	119	114
Caesars Entertainment Operating Company
Term Loan, 4.04%, (3M LIBOR + 2.00%), 04/03/24 (a)	318	317
Cengage Learning, Inc.
2016 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/07/23 (a)	399	376
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 08/16/24 (a)	241	214
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (a)	270	270
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/08/24 (a) (n)	25	25
2017 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.00%), 03/08/24 (a)	456	456
Explorer Holdings Inc
2016 Term Loan B, 0.00%, (3M LIBOR + 3.75%), 05/02/23 (a) (n)	5	5
Explorer Holdings, Inc.
2016 Term Loan B, 3.75%, (3M LIBOR + 3.75%), 05/02/23 (a)	191	191
FrontDoor Inc
2018 Term Loan B, 4.56%, (3M LIBOR + 2.50%), 08/16/25 (a)	215	215
Garda World Security Corp.
2017 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 05/12/24 (a)	1,132	1,132
Garda World Security Corporation
Term Loan, 7.75%, (3M LIBOR + 2.50%), 05/12/24 (a)	3	3
Getty Images, Inc.
2019 USD Term Loan B, 6.56%, (3M LIBOR + 4.50%), 02/13/26 (a)	283	282
GOBP Holdings, Inc.
2019 Term Loan B, 5.76%, (3M LIBOR + 3.50%), 10/22/25 (a)	524	526
Hayward Industries, Inc.
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 08/04/24 (a)	123	118
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.77%, (3M LIBOR + 1.75%), 10/25/23 (a)	760	765
IAA, Inc.
Term Loan B, 4.31%, (3M LIBOR + 2.25%), 05/22/26 (a)	128	129
IRB Holding Corp
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/21/25 (a) (n)	60	60
IRB Holding Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 01/18/25 (a)	460	457
KAR Auction Services, Inc.
2019 Term Loan B6, 4.31%, (3M LIBOR + 2.25%), 09/13/26 (a)	150	150
Life Time Fitness Inc
2017 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/22/22 (a)	457	457
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/20/25 (a)	229	228
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 03/15/25 (a)	275	268
2018 Delayed Draw Term Loan, 5.29%, (3M LIBOR + 3.25%), 03/15/25 (a)	8	8
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/08/26 (a)	214	213
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (a)	165	165
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.29%, (3M LIBOR + 2.25%), 08/15/25 (a)	124	125
PetSmart, Inc.
Consenting Term Loan, 6.04%, (3M LIBOR + 4.00%), 03/11/22 (a)	501	488
Playa Resorts Holding B.V.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/07/24 (a)	200	194
Prime Security Services Borrower, LLC
2019 Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 12/31/22 (a) (n)	300	297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Rentpath, Inc.
Term Loan, 6.80%, (3M LIBOR + 4.75%), 12/17/21 (a) (e)	539	277
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (a)	89	89
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (a)	370	366
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/09/26 (a)	439	439
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (a)	233	229
Travel Leaders Group, LLC
2018 Term Loan B, 6.05%, (3M LIBOR + 4.00%), 01/25/24 (a)	342	342
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/23/26 (a)	11	11
		12,443
Information Technology 0.6%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	336	327
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	52	50
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 09/06/24 (a)	458	457
Ascend Learning, LLC
2017 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/29/24 (a)	221	220
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/29/24 (a) (n)	295	294
Avaya, Inc.
2018 Term Loan B, 6.28%, (3M LIBOR + 4.25%), 12/14/24 (a)	178	169
2018 Term Loan B, 6.43%, (3M LIBOR + 4.25%), 12/14/24 (a)	106	101
Banff Merger Sub Inc
2018 USD Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/30/25 (a)	195	187
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/31/25 (a)	449	447
Bright Bidco B.V.
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 06/28/24 (a)	90	42
2018 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 06/28/24 (a)	186	87
Colorado Buyer Inc
Term Loan B, 5.04%, (1M LIBOR + 3.00%), 03/15/24 (a)	320	288
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (a)	191	191
Cvent, Inc.
1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 11/30/24 (a)	400	394
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 - 09/11/25 (a)	739	742
DigiCert, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/31/26 (a) (n)	295	294
Dun & Bradstreet Corporation (The)
Term Loan, 7.05%, (6M LIBOR + 5.00%), 02/06/26 (a)	299	301
Dynatrace LLC
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 08/08/25 (a)	147	147
Emerald TopCo Inc
Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/16/26 (a)	180	179
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (a)	383	385
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 07/24/24 (a)	162	140
Flexera Software LLC
2018 1st Lien Term Loan, 5.55%, (3M LIBOR + 3.50%), 01/24/25 (a)	456	456
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (a)	507	507
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 07/01/24 (a)	85	85
2017 2nd Lien Term Loan, 9.04%, (3M LIBOR + 7.00%), 05/24/25 (a)	139	140
Informatica LLC
2018 USD Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/06/22 (a) (n)	335	336
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.50%), 11/06/25 (a)	190	183
KBR, Inc.
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 03/29/25 (a)	302	303
Kronos Incorporated
2017 Term Loan B, 5.25%, (3M LIBOR + 3.00%), 11/01/23 (a)	459	459
Mitchell International, Inc.
2017 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 11/21/24 (a)	201	193
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.61%, (3M LIBOR + 4.50%), 07/13/25 (a)	194	179
NCR Corporation
2019 Term Loan, 4.64%, (3M LIBOR + 2.50%), 04/12/25 (a)	61	61
ON Semiconductor Corporation
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/26 (a) (n)	130	131
Plantronics Inc
2018 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 06/01/25 (a)	187	186
PowerSchool
2018 Term Loan B, 5.46%, (3M LIBOR + 3.25%), 06/15/25 (a)	378	371
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (a)	384	378
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (a)	305	303
Renaissance Holding Corp.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 05/21/25 (a)	383	375
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (a)	449	449
SS&C Technologies Inc.
2018 Term Loan B5, 4.29%, (3M LIBOR + 2.25%), 04/16/25 (a)	470	472
Ultimate Software Group Inc(The)
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 04/08/26 (a)	235	236
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (a)	393	382
Web.com Group, Inc.
2018 Term Loan B, 5.78%, (3M LIBOR + 3.75%), 09/17/25 (a)	193	190
		11,817
Financials 0.5%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (a)	460	457
Alera Group Holdings, Inc.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 07/26/25 (a)	204	205

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
AlixPartners, LLP
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/28/24 (a)	260	260
Allied Universal Holdco LLC
2019 Term Loan B, 6.51%, (3M LIBOR + 4.25%), 06/18/26 (a)	341	341
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (a)	238	237
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 0.00%, (3M LIBOR + 3.50%), 10/22/24 (a) (n)	125	124
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (a)	386	384
Asurion LLC
2018 Term Loan B6, 5.04%, (3M LIBOR + 3.00%), 11/03/23 (a)	455	457
2017 2nd Lien Term Loan, 8.54%, (3M LIBOR + 6.50%), 08/04/25 (a)	110	112
Blackstone CQP Holdco LP
Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/29/24 (a)	559	561
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.85%, (3M LIBOR + 2.75%), 06/30/23 (a)	462	461
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.00%), 10/04/24 (a)	393	387
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/04/24 (a)	196	193
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.31%, (3M LIBOR + 3.25%), 06/26/25 (a)	447	447
Gulf Finance, LLC
Term Loan B, 7.36%, (3M LIBOR + 5.25%), 08/25/23 (a)	379	286
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (1M LIBOR + 4.00%), 11/21/24 (a)	154	146
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (a)	205	205
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/04/25 (a)	227	143
RPI Finance Trust
Term Loan B6, 4.04%, (3M LIBOR + 2.00%), 03/13/23 (a)	322	323
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 11/06/25 (a)	454	446
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.86%, (3M LIBOR + 2.75%), 02/06/24 (a)	520	520
Solera, LLC
USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/03/23 (a)	458	456
Tamko Building Products, Inc
Term Loan B, 5.37%, (3M LIBOR + 3.25%), 05/15/26 (a)	31	31
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 02/08/23 (a)	466	457
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.10%, (3M LIBOR + 5.00%), 03/18/26 (a)	160	145
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (a)	612	613
UGI Energy Services, LLC
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 08/01/26 (a)	229	231
US Foods, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 08/14/26 (a) (n)	290	291
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 07/01/26 (a)	193	194
WestJet Airlines Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/31/26 (a) (n)	345	347
Whatabrands LLC
Term Loan B, 5.52%, (3M LIBOR + 3.25%), 07/19/26 (a)	170	171
		9,631
Communication Services 0.4%
Alliant Holdings Intermediate, LLC
Term Loan B, 5.29%, (3M LIBOR + 3.25%), 05/10/25 (a)	339	336
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (a)	192	191
Cincinnati Bell, Inc.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/02/24 (a)	195	194
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 08/08/26 (a)	225	225
CSC Holdings, LLC
2018 Incremental Term Loan, 4.28%, (3M LIBOR + 2.25%), 01/31/26 (a)	129	129
2019 Term Loan B4, 5.03%, (3M LIBOR + 3.00%), 05/07/27 (a)	354	354
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (a)	85	85
Digicel International Finance Limited
2017 Term Loan B, 5.34%, (3M LIBOR + 3.25%), 05/27/24 (a)	59	51
E.W. Scripps Company (The)
Incremental Term Loan B1, 4.79%, (3M LIBOR + 2.75%), 04/04/26 (a)	428	428
Entercom Media Corp.
2017 Term Loan B, 4.80%, (3M LIBOR + 2.75%), 11/18/24 (a)	645	645
GoodRx, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 09/28/25 (a) (n)	165	165
1st Lien Term Loan, 4.81%, (3M LIBOR + 2.75%), 10/10/25 (a)	382	381
Gray Television, Inc.
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (a) (e)	760	762
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (a) (n)	90	89
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 12/01/23 (a)	386	383
GTT Communications, Inc.
2018 USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/27/25 (a)	435	349
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (a)	221	222
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (a)	191	192
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (a) (n)	195	196
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (a)	560	562
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.54%, (3M LIBOR + 4.50%), 06/20/24 (a)	490	429
Sinclair Television Group Inc.
Term Loan B2B, 4.54%, (3M LIBOR + 2.50%), 07/18/26 (a)	150	150
Speedcast International Limited
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 05/03/25 (a) (e) (m)	322	270

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (a)	463	459
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	188	188
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (a) (n)	195	192
Uber Technologies
2018 Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/13/23 (a) (n)	35	35
2018 Term Loan, 6.03%, (3M LIBOR + 4.00%), 04/04/25 (a)	447	444
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (a)	145	145
		8,251
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	58	58
Achilles Acquisition LLC
2018 Term Loan, 6.06%, (3M LIBOR + 4.00%), 10/13/25 (a)	219	219
American Airlines, Inc.
2017 Incremental Term Loan, 4.03%, (3M LIBOR + 2.00%), 12/14/23 (a)	170	170
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (a)	707	709
Comet Acquisition, Inc.
Term Loan, 5.62%, (3M LIBOR + 3.50%), 10/23/25 (a)	104	103
Compass Power Generation LLC
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 12/20/24 (a)	372	372
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 10/25/25 (a)	104	103
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	107	108
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.60%, (1M LIBOR + 3.50%), 11/16/24 (a)	449	448
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (a)	466	467
Gates Global LLC
2017 USD Repriced Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/01/24 (a)	192	189
Milacron LLC
Amended Term Loan B, 4.54%, (3M LIBOR + 2.50%), 09/23/23 (a)	355	355
Minotaur Acquisition, Inc.
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 02/27/26 (a)	660	638
NCI Building Systems, Inc.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/12/25 (a)	196	192
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (a)	102	100
Pike Corporation
2019 Term Loan B, 5.30%, (3M LIBOR + 3.25%), 07/24/26 (a)	195	196
PODS, LLC
2018 1st Lien Term Loan, 5.05%, (3M LIBOR + 2.75%), 11/21/24 (a)	453	452
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/11/25 (a)	341	339
Southern Graphics, Inc.
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/31/22 (a)	85	62
2018 Term Loan B, 5.40%, (1M LIBOR + 3.25%), 12/31/22 (a)	96	70
Syncreon Global Finance (US) Inc.
Term Loan B, 0.00%, 10/28/20 (e) (o) (p)	472	218
Tamko Building Products, Inc
Term Loan B, 5.29%, (3M LIBOR + 3.25%), 05/15/26 (a)	154	154
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (a)	524	525
Titan Acquisition Limited
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 03/16/25 (a)	159	152
TransDigm, Inc.
2018 Term Loan F, 4.54%, (1M LIBOR + 2.50%), 06/09/23 (a)	607	605
USIC Holdings, Inc.
2017 Term Loan B, 5.29%, (3M LIBOR + 3.00%), 12/09/23 (a)	357	354
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/22/26 (a)	319	320
WP CPP Holdings, LLC
2018 Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/30/25 (a)	1	1
Term Loan, 6.01%, (3M LIBOR + 3.75%), 04/30/25 (a)	447	447
		8,126
Materials 0.2%
Advanced Drainage Systems, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 09/18/26 (a) (n)	140	141
Aleris International, Inc.
Term Loan, 6.79%, (3M LIBOR + 4.75%), 04/15/23 (a)	456	456
Avantor, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 09/22/24 (a)	375	378
Berry Global, Inc.
Term Loan Q, 4.30%, (3M LIBOR + 2.25%), 10/01/22 (a)	57	57
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (a)	673	676
Charter NEX US, Inc.
Incremental Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/16/24 (a)	110	110
Flex Acquisition Co. Inc.
2018 Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/20/25 (a) (n)	205	197
Forterra Finance, LLC
2017 Term Loan B, 5.04%, (1M LIBOR + 3.00%), 10/25/23 (a)	246	233
GrafTech Finance, Inc.
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 02/01/25 (a)	380	369
Hexion Inc
USD Exit Term Loan, 5.82%, (3M LIBOR + 3.50%), 06/27/26 (a)	185	184
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.29%, (3M LIBOR + 4.25%), 06/30/22 (a)	213	188
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (a)	193	192
Pregis TopCo Corporation
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/25/26 (a) (n)	150	149
1st Lien Term Loan, 6.25%, (3M LIBOR + 4.00%), 07/25/26 (a)	45	45
Pro Mach Group, Inc.
2018 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 03/07/25 (a)	236	229
Reynolds Group Holdings Inc.
Term Loan, 4.79%, (3M LIBOR + 2.75%), 02/05/23 (a)	305	305

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.12%, (3M LIBOR + 4.00%), 06/26/25 (a)	195	189
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/18/25 (a)	—	—
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (a)	195	190
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/20/24 (a)	199	184
2017 1st Lien Term Loan, 5.76%, (3M LIBOR + 3.50%), 10/20/24 (a)	8	8
		4,480
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/19/25 (a)	60	60
Albertsons, LLC
Term Loan, 4.86%, (3M LIBOR + 3.00%), 10/24/25 (a)	105	106
2019 Term Loan B7, 4.79%, (3M LIBOR + 2.75%), 11/17/25 (a)	56	57
2019 Term Loan B8, 4.86%, (3M LIBOR + 2.75%), 08/07/26 (a)	210	212
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (a)	456	457
CHG PPC Parent LLC
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/16/25 (a)	375	375
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.29%, (1M LIBOR + 4.00%), 07/22/20 (a)	400	372
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (a)	711	714
KIK Custom Products, Inc.
2015 Term Loan B, 6.26%, (3M LIBOR + 4.00%), 08/26/22 (a)	404	382
Nestle Skin Health SA
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (a) (n)	110	110
		2,845
Energy 0.2%
Brazos Delaware II, LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/16/25 (a)	395	364
Covia Holdings Corporation
Term Loan, 6.31%, (3M LIBOR + 4.00%), 05/17/25 (a)	183	149
EG America LLC
2018 USD Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	36	36
Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	271	267
ExGen Renewables IV, LLC
Term Loan B, 5.13%, (1M LIBOR + 3.00%), 11/15/24 (a)	161	158
Foresight Energy, LLC
2017 1st Lien Term Loan, 7.87%, (1M LIBOR + 5.75%), 03/16/22 (a)	577	306
Frontera Generation Holdings LLC
2018 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 04/25/25 (a)	193	182
Gavilan Resources, LLC
2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 02/24/24 (a) (e)	125	54
Howden Joinery Group PLC
Term Loan, 0.00%, (3M LIBOR + 5.25%), 09/23/26 (a) (m) (n)	115	112
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (a)	381	370
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (a)	395	372
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 02/28/25 (a)	239	202
Prairie ECI Acquiror LP
Term Loan B, 6.85%, (3M LIBOR + 4.75%), 03/07/26 (a)	259	252
		2,824
Utilities 0.1%
Calpine Corporation
Term Loan B9, 4.86%, (3M LIBOR + 2.75%), 03/22/26 (a)	533	535
2019 Term Loan B10, 4.54%, (3M LIBOR + 2.50%), 08/02/26 (a)	40	40
Edgewater Generation, L.L.C.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 11/29/25 (a)	373	369
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/05/25 (a)	337	331
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.02%, (3M LIBOR + 2.00%), 12/11/25 (a)	302	303
1st Lien Term Loan B3, 4.04%, (3M LIBOR + 2.00%), 12/11/25 (a)	446	448
		2,026
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/30/23 (a)	441	443
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/18/26 (a) (n)	25	25
Forest City Enterprises, L.P.
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/24/25 (a)	412	414
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (a)	477	477
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (a)	495	496
		1,855
Total Senior Loan Interests (cost $79,016)		77,083
SHORT TERM INVESTMENTS 16.9%
Investment Companies 9.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (q) (r)	176,239	176,239
U.S. Treasury Bill 7.4%
Treasury, United States Department of
2.42%, 10/10/19 (s)	16,900	16,891
2.16%, 11/07/19 (s)	33,900	33,833
1.94%, 12/05/19 (s)	20,400	20,334
2.06%, 01/30/20 (s)	44,300	44,034
1.98%, 02/06/20 (s)	23,800	23,649
		138,741
Total Short Term Investments (cost $314,931)		314,980
Total Investments 100.0% (cost $1,852,808)		1,862,538
Other Derivative Instruments 1.2%		23,246
Other Assets and Liabilities, Net (1.2)%		(22,448)
Total Net Assets 100.0%		1,863,336

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $750,592 and 40.3% of the Fund.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $23,493.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Non-income producing security.

(p) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(s) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AES Gener S.A., 7.13%, 03/26/79	05/07/19	835	840	0.1
Andina Acquisition Corporation, 8.20%, 01/31/22	01/08/19	930	964	0.1
Axiata SPV2 Berhad, 3.47%, 11/19/20	07/14/17	3,526	3,524	0.2
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/20	07/10/19	612	611	—
Banco Bradesco S/A., 5.90%, 01/16/21	06/25/19	2,590	2,585	0.1
Banco BTG Pactual S.A., 4.00%, 01/16/20	07/15/19	602	600	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	563	575	—
Banco del Estado de Chile, 2.67%, 01/08/21	09/11/19	803	802	0.1
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	615	621	—
Banco do Brasil S.A, 8.50%, 10/20/20	07/29/19	946	945	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 5.75%, 10/07/20	08/24/17	1,033	1,033	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 3.25%, 05/07/20	06/13/16	1,003	1,003	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	08/21/18	2,474	2,508	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	08/28/18	1,750	1,821	0.1
Banco Santander-Chile, 2.50%, 12/15/20	09/11/19	401	401	—
Bangkok Bank Public Company Limited, 4.80%, 10/18/20	07/26/19	1,331	1,334	0.1
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	623	623	—
BBVA Banco Continental, 5.00%, 08/26/22	04/17/18	1,754	1,808	0.1
BBVA Bancomer SA, 7.25%, 04/22/20	07/12/19	2,010	2,010	0.1
BBVA Bancomer, S.A., 6.50%, 03/10/21	06/18/19	573	576	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	526	545	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	193	199	—
Bharat Petroleum Corporation Limited, 4.38%, 01/24/22	09/23/19	518	518	—
Bharat Petroleum Corporation Limited, 4.63%, 10/25/22	04/20/16	2,073	2,108	0.1
Braskem Finance Ltd, 7.00%, 05/07/20	07/10/19	410	409	—
Braskem Finance Ltd, 5.75%, 04/15/21	06/26/19	833	828	0.1
Bx Trust, Series 2018-F-MCSF REMIC, 4.67%, 04/15/20	04/06/18	2,880	2,901	0.2
Bx Trust, Series 2018-G-GW REMIC, 4.95%, 05/15/20	05/01/18	581	585	—
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/02/19	1,339	1,381	0.1
CEMEX S.A.B. de C.V., 6.13%, 05/05/25	02/20/19	305	312	—
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/11/19	426	434	—
China National Petroleum Corporation, 4.50%, 04/28/21	05/16/17	514	515	—
China National Petroleum Corporation, 3.95%, 04/19/22	03/31/17	2,564	2,585	0.1
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 5.77%, 11/15/19	12/01/17	406	406	—
Citigroup Commercial Mortgage Trust, Series 2018-F-TBR, 5.68%, 12/16/19	01/19/18	4,510	4,523	0.3
CK Hutchison International (17) (II) Limited, 2.25%, 09/29/20	07/11/19	241	242	—
CK Hutchison International (17) Limited, 2.88%, 04/05/22	01/08/18	399	403	—
CLNS Trust, Series 2017-F-IKPR, 6.55%, 06/11/32	05/18/17	973	976	0.1
CNOOC Finance (2002) Limited, 3.88%, 05/02/22	05/24/17	1,642	1,653	0.1
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	07/02/19	872	871	0.1
Colombia Telecomunicaciones, S.A. ESP, 5.38%, 09/27/22	07/24/19	504	504	—
Comcel Trust, 6.88%, 02/06/24	02/22/19	205	207	—
Corporacion Nacional del Cobre de Chile, 3.88%, 11/03/21	07/02/19	205	206	—
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.44%, 04/07/21	05/04/17	1,787	1,787	0.1
Credit Suisse Mortgage Trust, Series 2017-E-CHOP REMIC, 5.33%, 07/15/32	06/20/17	2,125	2,136	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 7.25%, 07/20/23	09/04/18	305	317	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	10/26/16	2,370	2,403	0.1
DBS Group Holdings Ltd, 2.59%, 06/08/20	06/28/19	200	200	—
DBS Group Holdings Ltd, 2.85%, 04/16/22	09/23/19	305	305	—
DBS Group Holdings Ltd, 2.90%, 07/25/22	08/22/19	201	201	—
Digicel Group Limited, 2.00%, 04/01/24	01/15/19	103	21	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	427	428	—
Ena Norte SA, 4.95%, 04/25/23	10/02/15	1,365	1,394	0.1
Engie Energia Chile Sa, 5.63%, 01/15/21	08/08/17	675	675	—
ESAL GmbH Elektroschaltanlagen, 6.25%, 02/05/23	11/07/18	264	273	—
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,008	1,009	0.1
Export-Import Bank of Thailand, 3.04%, 11/20/23	08/26/19	402	401	—
Export-Import Bank of Thailand, 3.00%, 05/23/24	08/22/19	401	400	—
Global Bank Corporation, 4.50%, 10/20/21	12/08/16	702	720	—
Globo Comunicacao e Participacoes S.A., 4.88%, 04/11/22	08/03/18	2,017	2,075	0.1
Gobierno de la Republica de Costa Rica, 10.00%, 08/01/20	09/30/16	420	421	—
Great Wolf Trust, Series 2017-F-WOLF, 6.10%, 09/15/34	09/26/17	576	576	—
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	11/06/18	495	516	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	03/13/19	1,545	1,578	0.1
Grupo Bimbo S.A.B. de C.V., 4.88%, 06/30/20	07/12/19	1,373	1,372	0.1
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	835	837	0.1
Hutchison Whampoa International (11) Limited, 4.63%, 01/13/22	07/12/19	1,776	1,779	0.1
IMT Trust, Series 2017-FFL-APTS, 4.88%, 06/15/34	06/29/17	721	721	—
Indian Oil Corpn. Limited, 5.63%, 08/02/21	06/23/17	943	946	0.1
Indian Oil Corpn. Limited, 5.75%, 08/01/23	10/02/18	834	878	0.1
Industrial Senior Trust, 5.50%, 11/01/22	05/04/16	691	734	—
Inversiones CMPC S.A., 4.50%, 04/25/22	02/24/17	1,021	1,039	0.1
Itau Unibanco Holding S.A., 6.20%, 04/15/20	07/31/19	406	407	—
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/12/19	1,136	1,135	0.1
Itau Unibanco Holding S.A., 6.20%, 12/21/21	05/24/18	409	424	—
LATAM Airlines Group S.A., 6.00%, 12/15/20	10/06/15	465	470	—
LATAM Finance Limited, 6.88%, 04/11/24	03/18/19	1,073	1,104	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,147	3,154	0.2
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	01/22/19	2,436	2,497	0.1
Millicom International Cellular SA, 6.00%, 03/15/25	01/24/19	1,327	1,346	0.1
Morgan Stanley Capital I Trust, Series 2014-CPT REMIC, 3.56%, 07/15/21	05/30/17	523	528	—
MSCG Trust, Series 2018-XCP-SELF - Interest Only, 1.16%, 04/15/20	10/11/18	463	470	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	404	411	—
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo, 3.38%, 11/05/20	06/27/19	906	903	0.1
Oleoducto Central S.A., 4.00%, 05/07/21	05/25/18	2,288	2,331	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	896	900	0.1
Oversea-Chinese Banking Corporation Limited, 4.00%, 10/15/24	07/12/17	500	500	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	707	759	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	06/19/19	710	714	—
Petrobras Argentina S.A., 7.38%, 07/21/23	08/03/18	428	368	—
Petroliam Nasional Berhad (PETRONAS), 2.71%, 03/18/20	07/03/19	3,553	3,554	0.2
Presidencia de la Republica Dominicana, 7.50%, 05/06/21	05/12/17	3,074	3,051	0.2
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	529	531	—
PT Pertamina (Persero), 5.25%, 05/23/21	07/02/19	1,983	1,981	0.1
PT Pertamina (Persero), 4.88%, 05/03/22	06/14/19	1,362	1,371	0.1
PTTEP Canada International Finance Limited, 5.69%, 04/05/21	09/17/19	209	209	—
PTTEP Treasury Center Company Limited, 4.60%, callable at 100 beginning 07/17/22	04/08/19	1,498	1,533	0.1
Reliance Holding USA, Inc., 4.50%, 10/19/20	05/03/16	1,273	1,275	0.1
Reliance Holding USA, Inc., 5.40%, 02/14/22	02/13/17	1,944	1,966	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	09/16/19	519	518	—
Sinochem Overseas Capital Co Ltd, 4.50%, 11/12/20	07/26/19	2,349	2,349	0.1
Sinopec Group Overseas Development (2015) Limited, 2.50%, 04/28/20	07/02/19	1,300	1,301	0.1
Sinopec Group Overseas Development (2016) Limited, 2.00%, 09/29/21	05/12/17	593	594	—
Sinopec Group Overseas Development (2017) Limited, 3.00%, 04/12/22	07/12/17	604	607	—
Sinopec Group Overseas Development 2017 Limited, 2.25%, 09/13/20	08/12/19	300	300	—
SPARC Limited, 0.00%, 12/05/22	10/03/17	1,861	1,879	0.1
Syngenta Finance N.V., 3.70%, 04/24/20	07/18/19	201	201	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,423	1,444	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	12/07/17	1,493	1,523	0.1
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	326	342	—
The Republic of Indonesia, The Government of, 4.88%, 05/05/21	08/08/17	1,034	1,036	0.1
The Republic of Indonesia, The Government of, 3.70%, 01/08/22	01/31/17	1,213	1,232	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/15/18	1,095	1,137	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,216	2,226	0.1
UPL Corporation Limited, 3.25%, 10/13/21	11/28/17	1,379	1,407	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	485	493	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	10/02/18	1,921	1,955	0.1
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	260	260	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
	128,201	129,333	6.9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
Allied Universal Holdco LLC – 2019 Delayed Draw Term Loan	33	—
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	27	—
MED ParentCo LP – 1st Lien Delayed Draw Term Loan	36	—
Mister Car Wash Holdings, Inc. – 2019 Delayed Draw Term Loan	11	—
NCR Corporation – 2019 Delayed Draw Term Loan	69	—
	176	—

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/16/19	4,100	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/25/19	3,200	—	(42)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/25/19	2,700	—	(43)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/27/20	100,000	—	(562)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/25/19	7,500	—	(100)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/25/19	2,300	—	(29)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/16/19	6,400	—	11
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/17/20	100,000	—	(1,544)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/25/19	400	—	(7)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/16/19	3,800	—	30
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/18/19	100,000	—	3,866
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/25/19	800	—	(8)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/16/19	4,700	—	(73)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/21/20	100,000	—	(338)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/16/19	1,900	—	(18)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/16/19	2,100	—	(26)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/16/19	2,500	—	(11)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/13/20	100,000	—	1,047
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	03/12/20	100,000	—	601
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	01/16/20	100,000	—	4,710
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/13/20	100,000	—	(1,351)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/12/19	100,000	—	2,875
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/16/20	100,000	—	(1,336)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/21/19	100,000	—	786
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/17/19	100,000	—	3,206
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	02/12/20	100,000	—	(1,919)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/24/20	100,000	—	179
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	12/11/19	100,000	—	2,765
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	03/18/20	100,000	—	2,906
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/15/20	100,000	—	5,609
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	02/19/20	100,000	—	2,062
					—	23,246

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/efsdocument.app?documentId=589&filename=2019-09+BXIICS2E.pdf.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 53.6%
Mortgage-Backed Securities 27.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/34 - 09/01/34	4,852	4,896
4.00%, 06/01/38 - 05/01/39 (a)	1,470	1,562
3.00%, 06/01/49	1,131	1,148
3.50%, 04/01/46 - 06/01/49	11,140	11,554
Federal National Mortgage Association, Inc.
2.50%, 07/01/23 - 10/01/23	7,694	7,763
3.00%, 02/01/33 - 12/01/46	30,031	30,757
3.50%, 05/01/36 - 12/01/36 (a)	7,606	7,995
4.00%, 03/01/38 - 09/01/39 (a)	3,847	4,105
4.00%, 03/01/47 - 07/01/48	10,360	10,850
4.00%, 05/01/47 (b)	9,676	10,225
TBA, 3.00%, 10/15/47 (a)	31,450	31,924
3.50%, 07/01/46 - 09/01/49	48,390	49,997
FHLMC
3.00%, 12/01/32	2,301	2,360
Government National Mortgage Association
4.00%, 02/20/41	15	16
4.00%, 11/20/44 (b)	1,596	1,693
4.00%, 01/20/45 - 08/20/45	5,383	5,701
3.50%, 02/20/42 - 02/20/47	21,703	22,728
3.50%, 09/20/46	1,275	1,329
3.00%, 01/20/47	3,920	4,035
4.00%, 04/20/47 (a)	11,660	12,224
TBA, 3.00%, 10/15/47 - 11/15/47 (a)	34,450	35,345
TBA, 3.50%, 10/15/47 - 11/15/47 (a)	800	829
5.00%, 04/20/48 (a)	1,714	1,833
4.50%, 04/20/47 - 06/20/48	13,979	14,739
		275,608
U.S. Treasury Note 13.5%
Treasury, United States Department of
2.25%, 10/31/24	12,923	13,347
2.63%, 12/31/25	20,180	21,391
1.63%, 09/30/26	61,270	61,280
2.88%, 08/15/28	4,520	4,971
2.38%, 05/15/29	32,488	34,508
		135,497
U.S. Treasury Bond 6.6%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	34,554
3.63%, 02/15/44	12,520	16,198
3.13%, 08/15/44	6,470	7,759
3.00%, 11/15/44	1,900	2,234
2.88%, 08/15/45	3,500	4,036
2.88%, 11/15/46	1,778	2,059
		66,840
U.S. Treasury Inflation Indexed Securities 3.0%
Treasury, United States Department of
0.75%, 07/15/28 (d)	5,274	5,547
0.88%, 01/15/29 (d)	15,242	16,206
1.00%, 02/15/49 (d)	7,137	8,082
		29,835
Sovereign 2.1%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	95	93
Angola, Government of
9.50%, 11/12/25 (e)	65	73
Banque Centrale De Tunisie
5.75%, 01/30/25 (e)	125	112
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (e)	190	203
7.63%, 06/29/27 (e)	20	22
Bermuda, Government of
3.72%, 01/25/27 (e)	195	207
Brazil Government International Bond
5.63%, 02/21/47	75	84
Cabinet of Ministers of Ukraine
7.75%, 09/01/20 - 09/01/27 (e)	2,400	2,491
7.38%, 09/25/32 (e)	75	76
Cameroon, Government of
9.50%, 11/19/25 (e)	265	290
El Salvador Government International Bond
5.88%, 01/30/25 (f)	175	180
Ghana, Government of
8.13%, 01/18/26 (e)	70	74
7.88%, 03/26/27 (e)	125	128
Gobierno de la Ciudad de Buenos Aires
8.95%, 02/19/21 (e)	97	82
7.50%, 06/01/27 (e) (g)	200	145
Gobierno de la Provincia de Buenos Aires
10.88%, 01/26/21 (f) (h)	500	225
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (e)	565	333
7.45%, 09/01/24 (e)	150	86
Gobierno de la Provincia de Mendoza
8.38%, 05/19/24 (e)	10	5
Gobierno de la Republica de Costa Rica
4.25%, 01/26/23 (e)	75	73
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	45	48
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (e)	40	45
Gobierno Federal de los Estados Unidos Mexicanos
6.05%, 01/11/40	430	542
5.75%, 10/12/10	200	230
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (e)	50	53
Government of the Independent State of Papua New Guinea
8.38%, 10/04/28 (e)	70	74
Government of the Sultanate of Oman
4.13%, 01/17/23 (e)	100	100
5.38%, 03/08/27 (e)	200	196
Iraq, Government of
5.80%, 01/15/28 (f)	650	633
Jamaica, Government of
6.75%, 04/28/28	15	18
7.88%, 07/28/45	35	46
Jordan, The Government Of, The Hashemite Kingdom o
6.13%, 01/29/26 (e)	15	16
Kantselyariya Premer-Ministra Respubliki Kazakhsta
6.50%, 07/21/45 (e)	15	22
Kenya, Government of
6.88%, 06/24/24 (e)	50	53
Kingdom of Bahrain
5.50%, 03/31/20 (e)	40	40
Ministerul Finantelor Publice
5.13%, 06/15/48 (e)	105	122
Ministry of Diwan Amiri Affairs
4.50%, 04/23/28 (e)	45	51
4.00%, 03/14/29 (e)	125	138
4.82%, 03/14/49 (e)	410	507
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (e)	600	680
5.25%, 06/23/47 (e)	600	714
Minstry of Finance, Lebenon Republic of
6.38%, 03/09/20 (f)	505	480
5.80%, 04/14/20 (f)	115	109
Morocco Government International Bond
5.50%, 12/11/42 (e)	15	18
Nigeria, Federal Government of
6.38%, 07/12/23 (e)	150	157
7.63%, 11/21/25 (e)	200	219
6.50%, 11/28/27 (e)	200	202
Pakistan, Government of
8.25%, 04/15/24 (e)	40	43
People's Government of Inner Mongolia Autonomous Region
8.75%, 03/09/24 (e)	25	28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (f) (h) (i) (j) (k)	10,380	795
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (e) (g)	220	216
Presidencia Da Republica Federativa Do Brasil
8.25%, 01/20/34	285	390
5.63%, 01/07/41	60	67
Presidencia De La Nacion
6.88%, 04/22/21 (h)	930	455
5.63%, 01/26/22	940	404
7.50%, 04/22/26	1,425	623
Presidencia de la Republica de El Salvador
7.38%, 12/01/19 (e)	245	245
6.38%, 01/18/27 (e)	145	150
7.63%, 09/21/34 (e)	40	42
7.65%, 06/15/35 (f)	25	27
7.12%, 01/20/50 (e)	150	153
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	150	162
6.40%, 06/05/49 (e)	350	373
Saudi Arabia Government International Bond
4.50%, 10/26/46 (e)	65	72
Saudi Arabia, Government of
4.63%, 10/04/47 (e)	65	74
5.25%, 01/16/50 (e)	255	318
The Arab Republic of Egypt
5.75%, 04/29/20 (e)	10	10
6.13%, 01/31/22 (e)	260	268
5.58%, 02/21/23 (e)	20	20
6.20%, 03/01/24 (e)	150	157
7.50%, 01/31/27 (e)	645	692
7.60%, 03/01/29 (e)	260	275
8.70%, 03/01/49 (e)	200	215
The Democratic Socialist Republic of Sri Lanka
5.75%, 04/18/23 (e)	75	74
6.85%, 03/14/24 (e)	75	76
The Government of the Republic of Azerbaijan
4.75%, 03/18/24 (e)	50	53
The Republic of Indonesia, The Government of
8.50%, 10/12/35 (e)	150	235
7.75%, 01/17/38 (e)	150	225
5.25%, 01/17/42 (e)	55	66
6.75%, 01/15/44 (e)	50	72
5.13%, 01/15/45 (e)	40	48
5.95%, 01/08/46 (e)	200	265
4.35%, 01/11/48	90	99
The Republic of Rwanda, Government of
6.63%, 05/02/23 (e)	50	54
Turkey Government International Bond
5.75%, 05/11/47	120	105
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	310	317
5.13%, 03/25/22	755	760
6.25%, 09/26/22	625	641
3.25%, 03/23/23	55	51
7.25%, 12/23/23	140	148
6.35%, 08/10/24	200	203
Türkiye Cumhuriyeti Basbakanlik
7.38%, 02/05/25	100	106
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 02/08/21 (e)	100	100
Viet Nam, Socialist Republic of
4.80%, 11/19/24 (f)	350	383
		20,850
Municipal 0.9%
California, State of
7.95%, 03/01/36	1,290	1,321
7.63%, 03/01/40	2,390	3,922
Illinois, State of
5.10%, 06/01/33	2,535	2,746
6.63%, 02/01/35	310	365
7.35%, 07/01/35	610	744
		9,098
Collateralized Mortgage Obligations 0.1%
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	798	804
Total Government And Agency Obligations (cost $528,041)		538,532
CORPORATE BONDS AND NOTES 38.0%
Financials 15.8%
1MDB Global Investments Limited
4.40%, 03/09/23 (f)	1,000	955
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	1,600	1,631
4.88%, 01/16/24	800	863
2.88%, 08/14/24	888	887
AerCap Ireland Limited
4.63%, 07/01/22	2,175	2,295
AIB Group Public Limited Company
4.75%, 10/12/23 (e)	2,425	2,565
Akbank Turk Anonim Sirketi
7.20%, 03/16/27 (e) (l)	100	93
Alfa Bond Issuance Public Limited Company
8.00%, 02/03/22 (f) (m)	200	205
Ally Financial Inc.
4.13%, 02/13/22	400	410
5.13%, 09/30/24	400	437
4.63%, 03/30/25	500	539
Altice Financing S.A.
6.63%, 02/15/23 (e)	600	617
7.50%, 05/15/26 (e)	85	90
American International Group, Inc.
3.90%, 04/01/26	2,000	2,132
4.20%, 04/01/28	775	845
AmWINS Group, Inc.
7.75%, 07/01/26 (e)	200	214
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (e)	90	94
Azul Investments LLP
5.88%, 10/26/24 (e)	120	120
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (e) (m)	150	148
9.00%, 06/18/24 (e) (m)	70	79
Banco Macro S.A.
6.75%, 11/04/26 (e)	300	207
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/10/28) (e) (m)	50	51
Banco Votorantim S.A.
4.00%, 09/24/22 (e)	200	203
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (m)	500	517
3.86%, 07/23/24	2,450	2,578
4.20%, 08/26/24	100	107
3.25%, 10/21/27	1,875	1,947
4.18%, 11/25/27	3,725	4,015
3.82%, 01/20/28 (l)	1,575	1,691
4.27%, 07/23/29	1,475	1,638
Barclays PLC
7.88%, (callable at 100 beginning 03/15/22) (f) (m)	300	317
4.61%, 02/15/23 (n)	2,400	2,490
5.09%, 06/20/30	2,500	2,614
Bayer US Finance II LLC
3.88%, 12/15/23 (e)	1,900	1,983
Biz Finance PLC
9.63%, 04/27/22 (e)	150	157
BNP Paribas
3.50%, 03/01/23 (e)	3,650	3,764
3.38%, 01/09/25 (e)	975	1,008
BPCE
4.00%, 09/12/23 (e)	1,950	2,058
4.63%, 09/12/28 (e)	975	1,095

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,116	1,175
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,137
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	300	319
Capital One, National Association
2.15%, 09/06/22	572	571
Citigroup Inc.
3.05%, 05/01/20	2,825	2,839
3.40%, 05/01/26	4,925	5,154
4.30%, 11/20/26	200	216
4.13%, 07/25/28	475	510
Comcel Trust
6.88%, 02/06/24 (e)	200	207
Commonwealth Bank of Australia
3.61%, 09/12/34 (e)	384	385
Credit Suisse Group AG
6.50%, 08/08/23 (e)	400	446
4.21%, 06/12/24 (e)	1,000	1,053
2.59%, 09/11/25 (e)	1,350	1,335
4.28%, 01/09/28 (e)	2,059	2,215
3.87%, 01/12/29 (e)	303	319
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	768
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.50%, 02/07/26 (e)	75	86
CSN Resources S.A.
6.50%, 07/21/20 (e)	20	20
CTR Partnership, L.P.
5.25%, 06/01/25	200	208
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,796
4.50%, 04/01/25	4,000	3,841
Development Bank of Mongolia LLC
7.25%, 10/23/23 (e)	35	36
Diamond Finance International Limited
5.45%, 06/15/23 (e)	1,125	1,224
6.02%, 06/15/26 (e)	250	281
8.35%, 07/15/46 (e)	450	593
Discover Bank
8.70%, 11/18/19 (f)	551	556
4.68%, 08/09/28	2,000	2,088
Discover Financial Services
3.85%, 11/21/22	1,499	1,564
4.50%, 01/30/26	2,000	2,171
Ecobank Transnational Incorporated
9.50%, 04/18/24 (e)	65	73
Fidelity Bank PLC
10.50%, 10/16/22 (e)	60	67
Ford Motor Credit Company LLC
5.88%, 08/02/21	4,000	4,190
General Motors Financial Company, Inc.
4.38%, 09/25/21	6,000	6,199
HUB International Limited
7.00%, 05/01/26 (e)	200	206
Icahn Enterprises L.P.
6.38%, 12/15/25	600	632
6.25%, 05/15/26 (e)	80	84
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (e)	2,000	2,124
Itau Unibanco Holding S.A.
5.13%, 05/13/23 (e)	90	95
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,601
3.96%, 01/29/27	2,050	2,216
3.51%, 01/23/29	1,850	1,953
JSC Bank of Georgia
6.00%, 07/26/23 (e)	200	205
Jsc Bta Bank
5.50%, 12/21/22 (e)	73	74
JSC TBC Bank
5.75%, 06/19/24 (e)	25	25
Level 3 Financing, Inc.
5.13%, 05/01/23	400	404
5.38%, 01/15/24	300	306
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,357
Morgan Stanley
3.68%, (3M USD LIBOR + 1.40%), 10/24/23 (l)	1,625	1,654
3.74%, 04/24/24	1,475	1,539
3.88%, 04/29/24	1,150	1,223
3.70%, 10/23/24	3,000	3,178
4.00%, 07/23/25	150	162
5.00%, 11/24/25	3,000	3,357
3.63%, 01/20/27	150	159
4.43%, 01/23/30	2,100	2,361
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	120	123
5.13%, 05/28/24	1,500	1,600
Navient Corporation
6.63%, 07/26/21	400	422
Nostrum Oil & Gas Finance B.V.
8.00%, 07/25/22 (e)	525	270
Nuveen, LLC
4.00%, 11/01/28 (e)	425	475
Ooredoo International Finance Limited
3.25%, 02/21/23 (e)	265	271
3.75%, 06/22/26 (e)	25	26
Petrobras Global Finance B.V.
8.75%, 05/23/26	295	377
6.00%, 01/27/28	75	83
5.09%, 01/15/30 (e)	206	215
Petrobras International Finance Co
6.88%, 01/20/40	150	173
Pine Street Trust I
4.57%, 02/15/29 (e)	1,000	1,069
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	1,118
Quicken Loans Inc.
5.25%, 01/15/28 (e)	300	309
Regions Bank
6.45%, 06/26/37	1,000	1,312
SABIC Capital II BV
4.00%, 10/10/23 (e)	200	211
SLM Corporation
7.25%, 01/25/22	500	540
Solera, LLC
10.50%, 03/01/24 (e)	550	582
Springleaf Finance Corporation
7.13%, 03/15/26	300	333
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (e)	1,275	1,358
Synchrony Financial
2.85%, 07/25/22	230	232
4.38%, 03/19/24	1,000	1,061
5.15%, 03/19/29	2,500	2,773
TC Ziraat Bankasi A/S
5.13%, 05/03/22 (e)	105	102
TCS Finance Designated Activity Company
9.25%, (callable at 100 beginning 09/15/22) (f) (m)	200	210
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	788
Telecom Argentina SA
8.00%, 07/18/26 (e)	30	26
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (e)	200	210
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,178
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (l) (n)	2,035	2,062
3.88%, 09/12/23	1,479	1,526
4.52%, 06/25/24 (l) (n)	1,975	2,073
4.27%, 03/22/25 (n)	1,225	1,282

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (e)	125	128
Turkiye Is Bankasi Anonim Sirketi
5.00%, 04/30/20 (e)	125	125
5.50%, 04/21/22 (e)	75	74
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (e)	300	287
6.88%, 02/03/25 (e) (o)	100	96
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (f)	500	474
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (e)	2,300	2,327
UniCredit S.p.A.
6.57%, 01/14/22 (e)	2,000	2,148
Unum Group
4.00%, 06/15/29	1,500	1,559
5.75%, 08/15/42	1,500	1,706
USA Compression Finance Corp.
6.88%, 04/01/26	200	209
Usiminas International S.À R.L.
5.88%, 07/18/26 (e)	200	202
USIS Merger Sub, Inc.
6.88%, 05/01/25 (e)	200	203
Ventas Realty, Limited Partnership
3.00%, 01/15/30	648	644
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (e)	200	210
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (m)	300	321
Westpac Banking Corporation
4.11%, 07/24/34	558	582
Ziggo Bond Finance B.V.
5.88%, 01/15/25 (e)	600	619
		158,520
Energy 6.5%
ADES International Holding PLC
8.63%, 04/24/24 (f)	200	199
Archrock Partners, L.P.
6.88%, 04/01/27 (e)	200	212
California Resources Corporation
8.00%, 12/15/22 (e)	700	350
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,579
Cenovus Energy Inc.
4.25%, 04/15/27	925	962
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	600	689
5.88%, 03/31/25	600	668
Chesapeake Energy Corporation
8.00%, 01/15/25 (o)	300	217
8.00%, 06/15/27	95	64
Citgo Petroleum Corporation
6.25%, 08/15/22 (e)	500	506
Comstock Escrow Corporation
9.75%, 08/15/26	300	251
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,546
4.38%, 01/15/28 (o)	200	207
Crestwood Midstream Partners LP
5.75%, 04/01/25	300	310
CVR Refining, LLC
6.50%, 11/01/22	300	303
DCP Midstream Operating, LP
5.38%, 07/15/25	400	430
Denbury Resources Inc.
9.25%, 03/31/22 (e)	20	18
7.75%, 02/15/24 (e)	485	375
Devon Energy Corporation
5.85%, 12/15/25	452	537
4.75%, 05/15/42	800	884
DTEK Finance PLC
10.75%, 12/31/24 (g) (p)	475	484
Energy Transfer LP
4.65%, 06/01/21	725	747
4.20%, 09/15/23	1,775	1,867
5.50%, 06/01/27	1,400	1,583
5.25%, 04/15/29	1,125	1,268
5.30%, 04/15/47	700	755
6.00%, 06/15/48	490	576
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,262
Everest Acquisition, LLC
8.00%, 11/29/24 (e)	300	115
Frontera Energy Corporation
9.70%, 06/25/23 (e)	200	212
Global Partners LP
7.00%, 06/15/23	300	308
7.00%, 08/01/27 (e)	200	206
Halliburton Company
3.80%, 11/15/25	225	238
Hess Corporation
7.13%, 03/15/33	151	188
5.60%, 02/15/41	104	115
5.80%, 04/01/47	543	620
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	300	313
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (e)	300	282
Jonah Energy LLC
7.25%, 10/15/25 (e)	200	70
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	2,125	2,199
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	200	206
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (e)	200	201
Marathon Oil Corporation
4.40%, 07/15/27	650	693
Marathon Petroleum Corporation
3.80%, 04/01/28	625	650
Medco Strait Services Pte. Ltd.
8.50%, 08/17/22 (e)	75	80
MEG Energy Corp.
6.38%, 01/30/23 (e)	50	49
7.00%, 03/31/24 (e)	300	290
MPLX LP
3.00%, (3M USD LIBOR + 0.90%), 09/09/21 (l)	233	234
3.20%, (3M USD LIBOR + 1.10%), 09/09/22 (l)	350	351
4.80%, 02/15/29	500	552
4.50%, 04/15/38	675	700
4.70%, 04/15/48	325	340
Nabors Industries, Inc.
5.75%, 02/01/25	200	149
Noble Corporation
7.88%, 02/01/26 (e)	200	144
Occidental Petroleum Corporation
2.60%, 08/13/21	228	229
2.70%, 08/15/22	202	204
2.90%, 08/15/24	666	671
3.20%, 08/15/26	90	91
3.50%, 08/15/29	283	287
6.45%, 09/15/36	1,135	1,398
4.30%, 08/15/39	41	42
6.60%, 03/15/46	1,375	1,797
4.40%, 08/15/49	41	42
Parsley Energy, LLC
5.38%, 01/15/25 (e)	300	305
PBF Logistics LP
6.88%, 05/15/23	300	309
PDV America, Inc.
9.25%, 08/01/24 (e)	150	159
Pemex Project Funding Master Trust
8.63%, 02/01/22 (g)	50	56
6.63%, 06/15/35	400	392
Petrobras Global Finance B.V.
6.90%, 03/19/49	230	265
Petroleos Mexicanos
3.50%, 07/23/20 (o)	45	45
5.50%, 01/21/21	15	15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
4.88%, 01/24/22 - 01/18/24	250	258
5.79%, (3M USD LIBOR + 3.65%), 03/11/22 (l)	70	73
3.50%, 01/30/23	430	430
6.49%, 01/23/27 (e)	395	411
6.84%, 01/23/30 (e)	775	802
6.50%, 06/02/41	650	621
6.38%, 01/23/45	60	56
6.75%, 09/21/47	8,920	8,543
Phillips 66
3.90%, 03/15/28	1,425	1,536
Plains All American Pipeline, L.P.
3.65%, 06/01/22	1,275	1,307
3.85%, 10/15/23	800	828
4.50%, 12/15/26	1,450	1,538
Range Resources Corporation
5.00%, 03/15/23	60	52
4.88%, 05/15/25 (o)	125	103
Rose Rock Midstream, L.P.
5.63%, 07/15/22	900	913
Sanchez Energy Corporation
0.00%, 02/15/23 (f) (h) (i) (j)	300	221
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	290	303
4.25%, 04/16/39 (e)	335	362
4.38%, 04/16/49 (e)	110	120
Sinopec Group Overseas Development (2012) Limited
4.88%, 05/17/42 (e)	20	25
Sinopec Group Overseas Development (2018) Limited
3.68%, 08/08/49 (e)	95	103
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26 (e)	80	93
Summit Midstream Holdings, LLC
5.50%, 08/15/22	300	275
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	527
5.40%, 10/01/47	200	218
Sunoco LP
5.50%, 02/15/26	200	209
Targa Resource Corporation
5.25%, 05/01/23	600	606
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (e)	100	111
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (e)	150	132
Tullow Oil PLC
6.25%, 04/15/22 (e)	125	126
Valaris PLC
7.75%, 02/01/26	200	107
Weatherford International, LLC
0.00%, 03/01/25 (h) (i) (j)	300	106
Western Midstream Operating, LP
3.95%, 06/01/25	1,150	1,113
Williams Partners L.P.
3.60%, 03/15/22	1,245	1,279
3.90%, 01/15/25	1,275	1,334
YPF Sociedad Anonima
8.75%, 04/04/24 (e)	200	165
8.50%, 03/23/21 - 06/27/29 (e)	400	331
		64,998
Communication Services 3.9%
Altice Financing S.A.
7.63%, 02/15/25 (e)	200	208
Altice France
7.38%, 05/01/26 (e)	85	91
Altice Luxembourg Fr SA
8.13%, 02/01/27 (e)	500	552
AT&T Inc.
3.40%, 05/15/25	4,150	4,334
4.35%, 03/01/29	450	497
4.30%, 02/15/30	415	457
4.90%, 08/15/37	400	454
5.45%, 03/01/47	500	604
Axtel, S.A.B. de C.V.
6.38%, 11/14/24 (e)	75	77
C&W Senior Financing DAC
6.88%, 09/15/27 (e)	50	52
Cablevision Systems Corporation
5.88%, 09/15/22	500	540
CCO Holdings, LLC
4.00%, 03/01/23 (e)	600	609
5.75%, 01/15/24	600	613
5.75%, 02/15/26 (e)	600	634
Charter Communications Operating, LLC
4.46%, 07/23/22	1,950	2,053
4.50%, 02/01/24	3,100	3,325
4.91%, 07/23/25	1,700	1,867
5.38%, 05/01/47	1,000	1,088
Comcast Corporation
4.15%, 10/15/28	1,400	1,570
4.25%, 10/15/30	1,075	1,221
CSC Holdings, LLC
5.25%, 06/01/24	1,000	1,075
Digicel Group Limited
6.75%, 03/01/23 (e)	50	24
DISH DBS Corporation
5.88%, 07/15/22	165	172
Fox Corporation
4.03%, 01/25/24 (e)	650	692
4.71%, 01/25/29 (e)	550	627
Frontier Communications Corporation
8.00%, 04/01/27 (e)	300	317
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (e)	100	104
GTH Finance B.V.
7.25%, 04/26/23 (e)	180	201
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (e)	200	202
Millicom International Cellular SA
6.00%, 03/15/25 (e)	525	545
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	50	55
MTS International Funding Designated Activity Company
5.00%, 05/30/23 (e)	200	211
Radiate HoldCo, LLC
6.63%, 02/15/25 (e)	90	91
Sirius XM Radio Inc.
3.88%, 08/01/22 (e)	500	509
4.63%, 05/15/23 (e)	500	509
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	476
5.50%, 09/01/41	4,071	4,409
Sprint Communications, Inc.
6.00%, 11/15/22	500	530
Sprint Corporation
7.88%, 09/15/23	500	549
TBG Global Pte. Ltd.
5.25%, 02/10/22 (f)	200	203
Telecom Italia S.p.A.
5.30%, 05/30/24 (e)	400	431
T-Mobile USA, Inc.
4.50%, 02/01/26	200	206
Turk Telekomunikasyon Anonim Sirketi
6.88%, 02/28/25 (e)	50	53
Verizon Communications Inc.
5.25%, 03/16/37	550	684
5.01%, 04/15/49	1,413	1,774
Vodafone Group Public Limited Company
3.75%, 01/16/24	2,950	3,104
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (e)	275	283
Zayo Group, LLC
6.38%, 05/15/25	300	309
		39,191
Health Care 2.3%
Avantor, Inc.
6.00%, 10/01/24 (e)	200	214

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Bausch Health Companies Inc.
5.88%, 05/15/23 (e)	400	406
9.25%, 04/01/26 (e)	400	454
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (e)	200	212
Cigna Holding Company
3.75%, 07/15/23 (h)	4,125	4,314
4.90%, 12/15/48	1,000	1,146
Community Health Systems, Inc.
6.25%, 03/31/23	500	497
8.63%, 01/15/24 (e)	500	518
8.00%, 03/15/26 (e)	125	125
CVS Health Corporation
3.50%, 07/20/22	2,775	2,862
2.63%, 08/15/24	114	114
3.88%, 07/20/25	2,475	2,623
3.00%, 08/15/26	92	93
3.25%, 08/15/29	212	213
4.78%, 03/25/38	1,100	1,215
5.05%, 03/25/48	1,000	1,138
Elanco Animal Health
3.91%, 08/27/21 (q)	1,475	1,508
4.27%, 08/28/23 (q)	550	577
HCA Inc.
5.38%, 02/01/25	600	656
5.88%, 02/15/26	700	784
Hologic, Inc.
4.38%, 10/15/25 (e)	200	205
IQVIA Inc.
5.00%, 05/15/27 (e)	300	315
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (e) (o)	175	162
Teleflex Incorporated
4.88%, 06/01/26	300	314
Tenet Healthcare Corporation
8.13%, 04/01/22	500	541
6.75%, 06/15/23	500	525
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	75	70
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	625	643
WellCare Health Plans, Inc.
5.25%, 04/01/25	400	418
		22,862
Consumer Staples 2.3%
Altria Group, Inc.
3.80%, 02/14/24	1,825	1,908
4.40%, 02/14/26	25	27
3.88%, 09/16/46	4,000	3,673
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,126
4.90%, 02/01/46	1,025	1,221
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,415
4.75%, 01/23/29	1,750	2,035
4.60%, 04/15/48	650	748
5.80%, 01/23/59	1,000	1,356
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,597
C&S Group Enterprises LLC
5.38%, 07/15/22 (e)	300	304
Cosan Overseas Limited
8.25%, (callable at 100 beginning 02/05/20) (f) (m)	390	403
JBS Investments II GmbH
7.00%, 01/15/26 (e)	100	108
5.75%, 01/15/28 (e)	200	208
JBS USA Finance, Inc.
6.75%, 02/15/28 (e)	500	554
JBS USA Food Company
5.88%, 07/15/24 (e)	600	618
6.50%, 04/15/29 (e)	100	111
5.50%, 01/15/30 (e)	205	217
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (e)	200	210
Post Holdings, Inc.
5.50%, 03/01/25 (e)	300	314
Reynolds American Inc.
4.45%, 06/12/25	325	347
5.85%, 08/15/45	1,000	1,107
Vector Group Ltd.
6.13%, 02/01/25 (e)	235	226
		22,833
Real Estate 2.2%
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,250
Brixmor Operating Partnership LP
4.13%, 05/15/29	631	676
CoreCivic, Inc.
4.13%, 04/01/20	60	60
4.63%, 05/01/23	300	291
Crown Castle International Corp.
5.25%, 01/15/23	1,575	1,717
ESH Hospitality, Inc.
5.25%, 05/01/25 (e)	200	207
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	207
3.10%, 02/15/30	193	192
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,757
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,049
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	600	660
MPT Operating Partnership, L.P.
6.38%, 03/01/24	300	314
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,314
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	964
4.50%, 04/01/27	5,000	5,316
3.63%, 10/01/29	852	847
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	206
The Howard Hughes Corporation
5.38%, 03/15/25 (e)	300	313
Vereit Operating Partnership, L.P.
4.13%, 06/01/21	1,125	1,154
4.63%, 11/01/25	1,475	1,610
3.95%, 08/15/27	650	686
		21,790
Utilities 1.6%
Berkshire Hathaway Energy Company
3.25%, 04/15/28	475	501
Clearway Energy Operating LLC
5.00%, 09/15/26	200	206
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (e)	499	499
Duke Energy Corporation
3.15%, 08/15/27 (o)	2,150	2,230
Dynegy Inc.
5.88%, 06/01/23	600	613
ESKOM Holdings
5.75%, 01/26/21 (e)	615	621
7.13%, 02/11/25 (e)	160	165
MidAmerican Energy Company
3.65%, 04/15/29	800	882
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (e)	300	310
NiSource Inc.
3.65%, 06/15/23	1,150	1,200
2.95%, 09/01/29	1,265	1,274
NRG Energy, Inc.
7.25%, 05/15/26	300	329
Petrobras Argentina S.A.
7.38%, 07/21/23 (e)	75	61
Sempra Energy
2.80%, (3M USD LIBOR + 0.50%), 01/15/21 (l)	2,050	2,047

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Southern California Edison Company
3.70%, 08/01/25	1,425	1,513
4.20%, 03/01/29	975	1,086
Terraform Power Operating, LLC
6.63%, 06/15/25 (e) (g)	300	316
The AES Corporation
5.50%, 04/15/25	300	312
The Southern Company
3.25%, 07/01/26	1,850	1,908
		16,073
Industrials 1.6%
AECOM
5.88%, 10/15/24	500	543
Aeropuertos Argentina 2000 S.A.
6.88%, 02/01/27 (e)	281	259
Air Lease Corporation
2.25%, 01/15/23	192	191
3.75%, 06/01/26	3,475	3,616
Avolon Holdings Funding Limited
3.63%, 05/01/22 (e)	400	406
3.95%, 07/01/24 (e)	850	873
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (e)	300	316
Bombardier Inc.
6.13%, 01/15/23 (e)	400	408
7.50%, 12/01/24 (e)	400	402
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (e)	300	284
BWXT Government Group, Inc.
5.38%, 07/15/26 (e)	300	316
DP World Ltd.
5.63%, 09/25/48 (e)	40	46
Elementia, S.A.B. De C.V.
5.50%, 01/15/25 (e) (o)	100	97
FLY Leasing Limited
6.38%, 10/15/21 (o)	225	229
Georgian Railway JSC
7.75%, 07/11/22 (e)	50	55
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (e)	200	203
Indika Energy Capital II Pte. Ltd.
6.88%, 04/10/22 (e)	200	208
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (e)	300	306
Park Aerospace Holdings Limited
4.50%, 03/15/23 (e)	400	415
5.50%, 02/15/24 (e)	4,000	4,330
Rumo Luxembourg SARL
7.38%, 02/09/24 (e)	200	216
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (e)	200	213
Shortline PLC
9.88%, 09/15/21 (e)	80	82
Tempo Acquisition, LLC
6.75%, 06/01/25 (e)	300	309
The ADT Security Corporation
4.88%, 07/15/32 (e)	200	176
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (e) (o)	400	396
TransDigm Inc.
6.50%, 07/15/24	890	919
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	151	159
8.50%, 08/15/27 (e)	35	38
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (e)	50	52
		16,063
Consumer Discretionary 0.8%
Aramark Services, Inc.
5.13%, 01/15/24	300	310
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (h) (i) (j) (r)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (e)	600	614
Dish Network Corporation
2.38%, 03/15/24 (n)	200	176
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,113
4.20%, 05/15/28	1,125	1,208
Eldorado Resorts, Inc.
6.00%, 04/01/25	200	211
Evrotorg, OOO
8.75%, 10/30/22 (e)	135	145
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (e)	200	206
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	300	313
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	400	408
HTA Group Limited
9.13%, 03/08/22 (e)	135	141
KFC Holding Co.
5.00%, 06/01/24 (e)	200	207
Laureate Education, Inc.
8.25%, 05/01/25 (e)	300	326
Mattel, Inc.
6.75%, 12/31/25 (e)	200	209
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (e)	195	198
New Golden Nugget Inc.
6.75%, 10/15/24 (e)	300	304
Penn National Gaming, Inc.
5.63%, 01/15/27 (e) (o)	100	103
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (e)	300	309
Scientific Games International, Inc.
5.00%, 10/15/25 (e)	300	310
Service Corporation International
5.13%, 06/01/29	200	214
Stars Group Holdings B.V.
7.00%, 07/15/26 (e)	400	424
The William Carter Company
5.63%, 03/15/27 (e)	200	214
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (e)	200	210
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	300	315
Wynn Macau, Limited
4.88%, 10/01/24 (e)	300	299
		8,487
Materials 0.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	135	137
Ardagh Packaging Finance Public Limited Company
4.63%, 05/15/23 (e)	600	614
Berry Global Escrow Corporation
4.88%, 07/15/26 (e)	200	207
Braskem S.A
5.38%, 05/02/22 (e)	100	105
Cementos Progreso, S.A.
7.13%, 11/06/23 (e)	100	103
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (e)	50	54
CF Industries, Inc.
5.38%, 03/15/44	200	202
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (e)	225	169
Crown Americas LLC
4.50%, 01/15/23	300	315
CSN Resources S.A.
7.63%, 02/13/23 (e)	325	339
First Quantum Minerals Ltd
7.25%, 04/01/23 (e)	325	322
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (e)	300	275
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	100	106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Metinvest B.V.
7.75%, 04/23/23 (e)	320	338
Nufarm Australia Limited
5.75%, 04/30/26 (e)	300	296
OCI N.V.
6.63%, 04/15/23 (e)	300	314
OCP S.A.
5.63%, 04/25/24 (e)	75	82
6.88%, 04/25/44 (e)	20	25
Olin Corporation
5.13%, 09/15/27	200	206
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (e) (o)	300	310
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (e)	210	206
Platform Specialty Products Corporation
5.88%, 12/01/25 (e)	300	314
Polyus Gold International Limited
5.25%, 02/07/23 (e)	200	212
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (e)	225	230
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (e)	300	308
Stillwater Mining Company
6.13%, 06/27/22 (e)	300	302
The Chemours Company
6.63%, 05/15/23 (o)	200	198
7.00%, 05/15/25	95	90
TPC Corporation
10.50%, 08/01/24 (e)	70	73
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (e)	200	194
Valvoline, Inc.
4.38%, 08/15/25	200	204
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (e) (o)	85	85
Vedanta Resources Limited
8.25%, 06/07/21 (e)	75	78
6.38%, 07/30/22 (e)	350	344
		7,357
Information Technology 0.3%
Ascend Learning, LLC
6.88%, 08/01/25 (e)	200	208
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	130	124
CDK Global, Inc.
4.88%, 06/01/27	300	313
Nuance Communications, Inc.
5.63%, 12/15/26	300	318
Open Text Corp
5.88%, 06/01/26 (e)	300	320
Qorvo, Inc.
5.50%, 07/15/26	300	317
Radiate HoldCo, LLC
6.88%, 02/15/23 (e) (o)	500	515
SS&C Technologies, Inc.
5.50%, 09/30/27 (e)	200	209
Symantec Corporation
3.95%, 06/15/22	400	408
TTM Technologies, Inc.
5.63%, 10/01/25 (e) (o)	300	301
		3,033
Total Corporate Bonds And Notes (cost $368,339)		381,207
SENIOR LOAN INTERESTS 4.9%
Consumer Discretionary 1.2%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (l)	480	482
Altice France S.A.
USD Term Loan B12, 5.72%, (3M LIBOR + 3.69%), 01/31/26 (l)	997	989
Altra Industrial Motion Corp.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 09/26/25 (l)	239	239
Anastasia Parent, LLC
2018 Term Loan B, 5.79%, (3M LIBOR + 3.75%), 08/03/25 (l)	249	200
APi Group Inc.
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/25/26 (l) (s)	125	125
Argus Media Ltd
Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/18/26 (l) (s)	40	40
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (l)	995	957
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (l)	666	661
CEC Entertainment, Inc.
2019 Term Loan B, 8.61%, (3M LIBOR + 6.50%), 08/26/24 (l)	125	122
Charter Communications Operating, LLC
2017 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/30/25 (l)	746	750
CityCenter Holdings, LLC
2017 Term Loan B, 4.36%, (1M LIBOR + 2.25%), 04/14/24 (l)	249	249
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (l)	997	996
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (3M LIBOR + 2.50%), 02/01/24 (l)	500	493
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.00%), 03/08/24 (l)	497	497
Global Education Management Systems Establishment
Term Loan, 7.11%, (3M LIBOR + 5.00%), 07/30/26 (l)	125	124
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (l)	222	221
2017 Incremental Term Loan B, 0.00%, (3M LIBOR + 2.75%), 10/04/23 (l) (s)	1	1
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (l)	276	276
Hamilton Holdco, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/01/25 (l) (s)	70	70
KAR Auction Services, Inc.
2019 Term Loan B6, 4.31%, (3M LIBOR + 2.25%), 09/13/26 (l)	80	80
KUEHG Corp.
2018 Incremental Term Loan, 6.08%, (3M LIBOR + 3.75%), 02/21/25 (l)	497	496
Life Time Fitness Inc
2017 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/22/22 (l)	497	497
MA FinanceCo., LLC
2017 Term Loan B2, 4.36%, (3M LIBOR + 2.25%), 11/19/21 (l)	750	748
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (l)	97	96
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (l)	401	397
Seminole Tribe of Florida
2018 Term Loan B, 3.86%, (3M LIBOR + 1.75%), 07/26/24 (l)	75	75
Sotheby's, Inc.
Term Loan, 0.00%, (3M LIBOR + 5.50%), 01/23/27 (l) (s)	125	124
Spin Holdco Inc.
2017 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 11/14/22 (l)	497	489
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (l)	249	246

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/29/25 (l)	498	499
Station Casinos LLC
2016 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 05/24/23 (l)	497	499
Weight Watchers International Inc.
2017 Term Loan B, 6.86%, (3M LIBOR + 4.75%), 11/16/24 (l)	134	134
2017 Term Loan B, 7.07%, (3M LIBOR + 4.75%), 11/16/24 (l)	352	352
WideOpenWest Finance LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.25%), 08/19/23 (l)	249	240
		12,464
Information Technology 0.8%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (l)	648	630
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (l)	100	97
2nd Lien Term Loan, 9.45%, (3M LIBOR + 7.25%), 04/27/25 (l)	250	238
Ancestry.com Operations Inc.
Non-Extended Term Loan B, 5.87%, (1M LIBOR + 3.75%), 10/19/23 (l)	499	492
Ascend Learning, LLC
2017 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/29/24 (l)	15	15
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/29/24 (l) (s)	110	109
Banff Merger Sub Inc
2018 USD Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/30/25 (l)	249	239
Cabot Microelectronics Corporation
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 11/01/25 (l)	497	498
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (l)	500	498
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/11/25 (l)	125	126
DigiCert, Inc.
2017 Term Loan B1, 6.11%, (3M LIBOR + 4.00%), 09/19/24 (l)	388	387
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/31/26 (l) (s)	125	125
Emerald TopCo Inc
Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/16/26 (l)	125	125
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (l)	497	500
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (l)	496	498
II-VI Incorporated
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/28/26 (l) (s)	20	20
Kronos Incorporated
2017 Term Loan B, 5.25%, (3M LIBOR + 3.00%), 11/01/23 (l)	1,000	1,002
McAfee, LLC
2018 USD Term Loan B, 5.87%, (3M LIBOR + 3.75%), 09/30/24 (l)	499	500
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 3.25%), 09/04/25 (l)	25	25
ON Semiconductor Corporation
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/26 (l) (s)	125	126
Red Ventures, LLC
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 11/08/24 (l)	125	125
S2P Acquisition Borrower, Inc.
Term Loan, 6.04%, (3M LIBOR + 4.00%), 08/01/26 (l)	125	125
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (l)	125	125
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (l)	290	290
SS&C Technologies Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (l)	439	440
TTM Technologies, Inc.
2017 Term Loan, 4.60%, (3M LIBOR + 2.50%), 09/28/24 (l)	250	250
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (l)	249	241
Web.com Group, Inc.
2018 Term Loan B, 5.78%, (3M LIBOR + 3.75%), 09/17/25 (l)	250	246
		8,092
Financials 0.6%
Agro Merchants NAI Holdings, LLC
2017 1st Lien Term Loan B, 6.08%, (3M LIBOR + 3.75%), 07/18/25 (l)	249	249
AmWINS Group, Inc.
2017 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 01/19/24 (l)	24	24
2017 Term Loan B, 4.86%, (3M LIBOR + 2.75%), 01/19/24 (l)	101	101
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (l)	125	124
Asurion LLC
2017 Term Loan B4, 5.11%, (3M LIBOR + 3.00%), 08/04/22 (l)	1,359	1,364
2017 2nd Lien Term Loan, 8.54%, (3M LIBOR + 6.50%), 08/04/25 (l)	375	381
BCP Renaissance Parent LLC
2017 Term Loan B, 5.76%, (3M LIBOR + 3.50%), 09/20/24 (l)	249	238
Crown Finance US, Inc.
Term Loan, 4.29%, (3M LIBOR + 2.25%), 02/05/25 (l)	494	490
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.29%, (3M LIBOR + 3.25%), 08/15/25 (l)	124	124
Hub International Limited
2018 Term Loan B, 5.27%, (3M LIBOR + 3.00%), 04/25/25 (l)	497	491
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (1M LIBOR + 4.00%), 11/21/24 (l)	125	119
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (l)	500	501
Lightstone Holdco LLC
2018 Term Loan B, 5.86%, (3M LIBOR + 3.75%), 01/30/24 (l)	237	227
2018 Term Loan C, 5.86%, (3M LIBOR + 3.75%), 01/30/24 (l)	13	13
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.10%, (3M LIBOR + 5.00%), 03/18/26 (l)	170	153
U.S. Renal Care, Inc.
2019 Term Loan B, 7.06%, (3M LIBOR + 5.00%), 06/12/26 (l)	500	471
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (l)	40	40
UGI Energy Services, LLC
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 08/01/26 (l)	125	125
US Foods, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 08/14/26 (l) (s)	125	125
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 6.61%, (3M LIBOR + 4.50%), 01/27/23 (l)	37	35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
USD Repriced Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/27/23 (l)	7	7
WestJet Airlines Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/31/26 (l) (s)	120	121
Whatabrands LLC
Term Loan B, 5.52%, (3M LIBOR + 3.25%), 07/19/26 (l)	105	105
		5,628
Communication Services 0.5%
Coral-US Co-Borrower, LLC
Term Loan B4, 5.29%, (3M LIBOR + 3.25%), 02/02/26 (l)	500	502
Cumulus Media New Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/31/26 (l) (s)	125	125
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (l)	330	332
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (l)	995	992
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (l)	197	198
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (l)	1,000	1,002
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (l) (s)	125	126
Radiate Holdco, LLC
2019 Incremental Term Loan B, 5.61%, (3M LIBOR + 3.50%), 02/01/24 (l)	249	249
Sinclair Television Group Inc.
Term Loan B2B, 4.54%, (3M LIBOR + 2.50%), 07/18/26 (l)	90	90
Springer Nature Deutschland GmbH
USD Term Loan B13, 5.61%, (3M LIBOR + 3.50%), 08/24/22 (l)	497	497
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (l) (s)	125	123
Uber Technologies
2018 Incremental Term Loan, 5.55%, (3M LIBOR + 3.50%), 07/13/23 (l)	497	493
		4,729
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (l) (s)	175	176
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.79%, (3M LIBOR + 1.75%), 01/15/25 (l)	500	502
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.35%, (3M LIBOR + 4.25%), 06/16/24 (l)	1	1
Term Loan, 6.52%, (3M LIBOR + 4.25%), 06/16/24 (l)	117	114
2017 Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (l)	58	56
Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (l)	74	72
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (l)	35	35
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (l) (s)	325	326
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (l)	239	240
GIP III Stetson I, L.P
2018 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 12/06/24 (l)	488	475
Lineage Logistics Holdings, LLC
2018 Term Loan, 5.11%, (3M LIBOR + 3.00%), 02/27/25 (l)	249	249
Pike Corporation
2019 Term Loan B, 5.30%, (3M LIBOR + 3.25%), 07/24/26 (l)	93	93
Trans Union, LLC
Term Loan B3, 4.11%, (3M LIBOR + 2.00%), 04/09/23 (l)	445	446
TransDigm, Inc.
2018 Term Loan F, 4.54%, (1M LIBOR + 2.50%), 06/09/23 (l)	995	992
Tunnel Hill Partners, LP
Term Loan B, 5.61%, (3M LIBOR + 3.50%), 02/08/26 (h) (l)	124	124
USI, Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (l)	497	489
WP CPP Holdings, LLC
2018 Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/30/25 (l)	—	—
Term Loan, 6.01%, (3M LIBOR + 3.75%), 04/30/25 (l)	125	125
		4,515
Materials 0.4%
Advanced Drainage Systems, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 09/17/26 (l) (s)	125	125
Berlin Packaging LLC
2018 1st Lien Term Loan, 5.05%, (3M LIBOR + 3.00%), 11/01/25 (l)	77	76
2018 1st Lien Term Loan, 5.11%, (3M LIBOR + 3.00%), 11/01/25 (l)	420	412
Berry Global, Inc.
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (l)	997	1,002
Clearwater Paper Corporation
Term Loan B, 5.31%, (3M LIBOR + 3.25%), 07/19/26 (h) (l) (r)	50	50
Consolidated Container Company LLC
2019 Incremental Term Loan, 5.61%, (3M LIBOR + 3.50%), 05/22/26 (l)	125	125
Consolidated Energy Finance, S.A.
Term Loan B, 4.55%, (3M LIBOR + 2.50%), 05/07/25 (h) (l) (r)	497	481
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.32%, (3M LIBOR + 3.00%), 12/15/23 (l)	492	473
Hexion Inc
USD Exit Term Loan, 5.82%, (3M LIBOR + 3.50%), 06/27/26 (l)	50	50
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (l)	497	496
Pregis TopCo Corporation
1st Lien Term Loan, 6.25%, (3M LIBOR + 4.00%), 07/25/26 (l)	75	75
Reynolds Group Holdings Inc.
Term Loan, 4.79%, (3M LIBOR + 2.75%), 02/05/23 (l)	497	497
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (l)	499	487
		4,349
Health Care 0.4%
Aldevron, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 09/20/26 (l) (s)	145	145
American Renal Holdings Inc.
2017 Term Loan B, 7.61%, (3M LIBOR + 5.00%), 06/22/24 (l)	497	483
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (l)	249	248
Bausch Health Companies Inc.
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 11/26/25 (l)	921	922

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
Term Loan B2, 4.29%, (3M LIBOR + 2.25%), 05/10/26 (l)	249	249
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (l)	125	126
Ensemble RCM, LLC
Term Loan, 6.00%, (3M LIBOR + 3.75%), 07/24/26 (l)	75	75
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 0.00%, 08/01/26 (l) (s)	11	11
1st Lien Term Loan, 6.29%, (3M LIBOR + 4.25%), 08/01/26 (l)	44	44
Term Loan, 0.00%, (3M LIBOR + 8.25%), 07/31/27 (h) (l) (s)	35	35
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (l)	497	498
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.37%, (3M LIBOR + 3.25%), 06/18/24 (l)	125	122
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (3M LIBOR + 3.00%), 06/16/24 (l)	497	483
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (l)	497	499
Zelis Healthcare Corp
Term Loan, 0.00%, (3M LIBOR + 4.75%), 09/26/26 (l) (s)	125	124
		4,064
Energy 0.3%
BCP Raptor, LLC
Term Loan B, 6.36%, (1M LIBOR + 4.25%), 06/07/24 (l)	497	456
California Resources Corporation
Term Loan, 12.42%, (3M LIBOR + 10.38%), 08/05/23 (l)	500	434
CITGO Holding Inc.
2019 Term Loan B, 9.10%, (3M LIBOR + 7.00%), 07/23/23 (l)	60	61
Citgo Petroleum Corporation
New Term Loan B, 6.82%, (3M LIBOR + 4.50%), 07/23/21 (l)	497	498
Gavilan Resources, LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.00%), 02/24/24 (l) (s)	70	30
2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 02/24/24 (h) (l)	310	134
Limetree Bay Terminals, LLC
2017 Term Loan B, 6.11%, (3M LIBOR + 4.00%), 02/10/24 (l)	125	119
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (l)	125	121
Murray Energy Corporation
2018 Term Loan B2, 9.35%, (3M LIBOR + 7.25%), 10/17/22 (l)	497	187
Sanchez Energy Corp
DIP New Money Term Loan, 0.00%, 05/11/20 (l) (s)	94	90
DIP New Money Term Loan, 10.06%, (3M LIBOR + 8.00%), 05/11/20 (l)	38	36
TEX Operations Co. LLC
Exit Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/04/23 (l)	500	501
		2,667
Consumer Staples 0.2%
Albertsons, LLC
2019 Term Loan B8, 4.86%, (3M LIBOR + 2.75%), 08/07/26 (l)	298	299
BI-LO Holding LLC
Exit Term Loan B, 10.13%, (3M LIBOR + 8.00%), 05/31/24 (l)	81	77
Exit Term Loan B, 10.19%, (3M LIBOR + 8.00%), 05/31/24 (l)	85	81
Exit Term Loan B, 10.34%, (3M LIBOR + 8.00%), 05/31/24 (l)	84	80
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (l)	499	500
Chobani LLC
2017 Term Loan B, 5.61%, (3M LIBOR + 3.50%), 10/09/23 (l)	249	247
Edgewell Personal Care Company
Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/08/26 (l) (s)	125	125
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (l)	497	500
Post Holdings Inc.
2017 Series A Incremental Term Loan, 4.04%, (3M LIBOR + 2.00%), 05/24/24 (l)	500	501
		2,410
Real Estate 0.1%
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (l)	500	501
Total Senior Loan Interests (cost $49,690)		49,419
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
Ares XLI Clo Ltd
Series 2016-AR-41A, REMIC, 3.50%, (3M USD LIBOR + 1.20%), 01/16/29 (e) (l)	1,032	1,032
BBCMS Mortgage Trust
Series 2018-A5-C2, REMIC, 4.31%, 12/15/28	500	572
Benchmark Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.21%, 08/16/52 (l)	7,298	565
Cedar Funding Ltd
Series 2019-A-10A, 3.48%, 10/20/32 (e)	666	666
CHC Commercial Mortgage Trust
Series 2019-A-CHC, 3.15%, (1M USD LIBOR + 1.12%), 06/15/21 (e) (k) (l)	1,450	1,452
Series 2019-B-CHC, 3.53%, (1M USD LIBOR + 1.50%), 06/15/21 (e) (k) (l)	238	238
Series 2019-C-CHC, 3.78%, (1M USD LIBOR + 1.75%), 06/15/21 (e) (k) (l)	269	269
Dryden Senior Loan Fund
Series 2019-A1-76A, 0.00%, (3M USD LIBOR + 1.33%), 10/20/32 (e) (l)	294	294
Madison Park Funding XXXIII Ltd
Series 2019-A-33A, 0.00%, 10/15/32 (e) (l)	426	426
Morgan Stanley Capital 1 Trust
Series 2011-AJ-C3, REMIC, 5.29%, 08/17/21 (e) (l)	300	314
Navient Student Loan Trust
Series 2016-A-7A, 3.17%, (1M USD LIBOR + 1.15%), 12/25/28 (e) (l)	3,643	3,678
Series 2016-A-5A, 3.27%, (1M USD LIBOR + 1.25%), 12/25/28 (e) (l)	8,174	8,257
Project Silver
Series 2019-A-1, 3.97%, 07/15/26 (e)	792	803
RETL
Series 2019-C-RVP, REMIC, 4.13%, (1M USD LIBOR + 2.10%), 03/15/21 (e) (l)	200	201
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25 (e)	896	894
Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,511)		19,661
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (h) (i) (r) (t)	1,000	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 10.0%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (u) (v)	48,173	48,173
U.S. Treasury Bill 4.7%
Treasury, United States Department of
1.94%, 12/12/19 (w)	47,890	47,720

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Shares/Par[1]	Value ($)
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (u) (v)	4,950	4,950
Total Short Term Investments (cost $100,825)	100,843
Total Investments 108.5% (cost $1,066,406)	1,089,662
Total Forward Sales Commitments (3.3)% (proceeds $32,608)	(32,657)
Total Purchased Options 0.3% (cost $2,505)	2,595
Other Derivative Instruments (0.1)%	(561)
Other Assets and Liabilities, Net (5.4)%	(54,550)
Total Net Assets 100.0%	1,004,489

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $95,842.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $116,178 and 11.6% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(i) Non-income producing security.

(j) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Convertible security.

(o) All or a portion of the security was on loan as of September 30, 2019.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(r) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(s) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(w) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (3.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (3.3%)
Mortgage-Backed Securities (3.3%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 10/15/30 (a)	(20,000)	(20,447)
TBA, 3.50%, 10/15/45 (a)	(11,900)	(12,210)
Total Government And Agency Obligations (proceeds $32,608)		(32,657)
Total Forward Sales Commitments (3.3%) (proceeds $32,608)		(32,657)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $32,608.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	969	955	0.1
ADES International Holding PLC, 8.63%, 04/24/24	07/11/19	201	199	—
Alfa Bond Issuance Public Limited Company, 8.00%, 02/03/22	07/01/19	205	205	—
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	06/25/19	312	317	—
Cosan Overseas Limited, 8.25%, callable at 100 beginning 02/05/20	06/27/19	390	403	0.1
Discover Bank, 8.70%, 11/18/19	03/25/11	553	556	0.1
El Salvador Government International Bond, 5.88%, 01/30/25	07/02/19	178	180	—
Gobierno de la Provincia de Buenos Aires, 10.88%, 01/26/21	06/27/19	482	225	—
Iraq, Government of, 5.80%, 01/15/28	06/24/19	641	633	0.1
Minstry of Finance, Lebenon Republic of, 6.38%, 03/09/20	06/24/19	498	480	0.1
Minstry of Finance, Lebenon Republic of, 5.80%, 04/14/20	07/01/19	112	109	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	683	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	112	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	27	27	—
Sanchez Energy Corporation, 0.00%, 02/15/23	06/25/19	237	221	—
TBG Global Pte. Ltd., 5.25%, 02/10/22	07/03/19	205	203	—
TCS Finance Designated Activity Company, 9.25%, callable at 100 beginning 09/15/22	06/25/19	209	210	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	07/01/19	499	474	0.1
Viet Nam, Socialist Republic of, 4.80%, 11/19/24	07/15/19	376	383	—
		9,654	6,575	0.7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	37	January 2020	7,963	(1)	11

Short Contracts
United States 10 Year Ultra Bond	(9)	December 2019	(1,276)	—	(6)
United States 5 Year Note	(60)	January 2020	(7,118)	3	(30)
United States Long Bond	(15)	December 2019	(2,453)	1	18
United States Ultra Bond	(3)	December 2019	(568)	—	(8)
				4	(26)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/24	5,870	1	65
3M LIBOR (Q)	Paying	1.50	(S)	12/18/29	3,148	—	(44)
						1	21

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 07/12/29	BOA	Call	2.22	07/10/24	9,000,000	384
3M LIBOR, 09/23/30	BOA	Call	1.66	09/21/20	5,200,000	182
3M LIBOR, 08/24/29	BOA	Call	1.27	08/29/24	16,000,000	309
3M LIBOR, 07/22/29	GSC	Call	2.20	07/18/24	16,000,000	675
3M LIBOR, 07/12/29	BOA	Put	2.22	07/10/24	9,000,000	144
3M LIBOR, 09/23/30	BOA	Put	1.66	09/21/20	5,200,000	148
3M LIBOR, 08/24/29	BOA	Put	1.48	08/29/24	16,000,000	492
3M LIBOR, 07/22/29	GSC	Put	2.20	07/18/24	16,000,000	261
						2,595

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 08/09/29	BOA	Call	1.65	08/07/24	10,500,000	(278)
3M LIBOR, 08/09/29	BOA	Put	1.65	08/07/24	10,500,000	(287)
						(565)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 99.8%
United States of America 55.0%
Alliant Energy Corporation	441	23,803
American Electric Power Company, Inc.	377	35,333
American Tower Corporation	102	22,513
AVANGRID, Inc.	158	8,245
Avista Corporation	208	10,073
CenterPoint Energy, Inc.	1,089	32,872
Cheniere Energy, Inc. (a)	169	10,680
Crown Castle International Corp.	249	34,655
Dominion Energy, Inc.	695	56,345
Enterprise Products Partners LP	526	15,038
Evergy, Inc.	435	28,972
Eversource Energy (b)	295	25,184
Magellan Midstream Partners LP	152	10,057
NextEra Energy, Inc.	250	58,136
NiSource Inc.	695	20,787
Norfolk Southern Corp.	131	23,580
Portland General Electric Co.	161	9,075
SBA Communications Corporation	116	27,967
UGI Corp.	530	26,636
Union Pacific Corp.	206	33,334
Williams Cos. Inc.	1,814	43,642
		556,927
Canada 7.7%
Emera Inc.	422	18,521
Enbridge Inc.	522	18,303
Hydro One Limited (c)	571	10,558
TC Energy Corporation (b)	590	30,566
		77,948
Japan 7.6%
Central Japan Railway Co.	68	13,896
East Japan Railway Co.	367	35,134
Osaka Gas Co. Ltd. (b)	615	11,795
Tokyo Gas Co. Ltd. (b)	584	14,736
West Japan Railway Co.	22	1,838
		77,399
United Kingdom 5.7%
BBA Aviation PLC	1,335	5,130
National Grid PLC	2,411	26,160
Severn Trent PLC	430	11,455
SSE PLC	992	15,186
		57,931
Australia 5.0%
Transurban Group	5,154	51,090
France 4.7%
Eiffage	98	10,186
Rubis	301	17,494
VINCI	189	20,316
		47,996
China 4.0%
China Merchants Holdings International Co. Ltd.	4,410	6,648
COSCO Shipping Ports Ltd. (d)	8,198	6,550
ENN Energy Holdings Ltd.	1,191	12,386
Jiangsu Expressway Co. Ltd. - Class H (d)	8,034	10,217
Shenzhen Expressway Company Limited	3,794	4,949
		40,750
Spain 3.0%
AENA, S.M.E., S.A. (c)	108	19,792
Ferrovial, S.A.	354	10,220
		30,012
Italy 2.4%
Atlantia SpA	1,007	24,368
Mexico 2.4%
Grupo Aeroportuario del Sureste SAB de CV - Class B	637	9,741
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I (a)	1,393	5,538
Promotora y Operadora de Infraestructura SAB de CV (b) (d)	972	8,715
		23,994
Brazil 1.3%
CCR SA	3,060	12,702
Hong Kong 1.0%
CLP Holdings Ltd.	985	10,343
Total Common Stocks (cost $918,700)		1,011,460
SHORT TERM INVESTMENTS 6.2%
Securities Lending Collateral 5.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	54,709	54,709
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	7,997	7,997
Total Short Term Investments (cost $62,706)		62,706
Total Investments 106.0% (cost $981,406)		1,074,166
Other Assets and Liabilities, Net (6.0)%		(60,558)
Total Net Assets 100.0%		1,013,608

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $30,350 and 3.0% of the Fund.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 62.4%
Financials 17.6%
Ally Financial Inc.	668	22,137
American International Group, Inc. (a)	1,296	72,187
Aon PLC - Class A	114	22,077
Bank of America Corporation (a)	1,387	40,467
Citigroup Inc.	672	46,401
Groupe Bruxelles Lambert SA	362	34,796
The Royal Bank of Scotland Group Public Limited Company	6,641	16,907
Wells Fargo & Company	638	32,201
		287,173
Communication Services 15.4%
Alphabet Inc. - Class A (b)	32	39,599
Alphabet Inc. - Class C (b)	33	39,785
Baidu, Inc. - Class A - ADR (b)	238	24,490
Charter Communications, Inc. - Class A (b)	91	37,605
Comcast Corporation - Class A	945	42,620
Facebook, Inc. - Class A (b)	216	38,526
Naspers Ltd. - Class N	189	28,656
		251,281
Information Technology 10.8%
Analog Devices, Inc. (a)	412	46,046
Broadcom Inc. (a)	157	43,383
Microsoft Corp. (a)	223	31,048
NAVER Corp.	75	9,819
NEXON Co.,Ltd. (b)	843	10,263
TE Connectivity Ltd.	383	35,679
		176,238
Industrials 6.7%
Arconic Inc. (a)	2,391	62,158
Jardine Strategic Holdings Ltd.	272	8,117
United Technologies Corp. (a)	285	38,895
		109,170
Materials 5.2%
Glencore PLC	6,362	19,112
HeidelbergCement AG	392	28,395
LafargeHolcim Ltd.	742	36,471
		83,978
Consumer Discretionary 2.9%
JD.com, Inc. - Class A - ADR (b)	762	21,508
Media Group Holdings LLC (b) (c) (d) (e) (f)	3,345	574
Mohawk Industries Inc. (b)	93	11,510
Prosus N.V. (b)	189	13,909
		47,501
Energy 1.8%
Kinder Morgan, Inc.	1,459	30,072
Health Care 1.7%
Mylan Holdings Ltd. (a) (b)	833	16,478
Olympus Corp.	827	11,217
		27,695
Utilities 0.3%
PG&E Corporation (b) (g)	477	4,769
Total Common Stocks (cost $974,125)		1,017,877
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.7%
Accesslex Institute
Series 2004-A3-2, 2.47%, (3M USD LIBOR + 0.19%), 10/25/24 (h)	2,042	2,011
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (h) (i)	5,010	5,020
Allegro CLO VII Ltd
Series 2018-A-1A, 3.40%, (3M USD LIBOR + 1.10%), 06/13/31 (h) (i)	1,000	994
Assurant CLO III LTD
Series 2018-A-2A, 3.51%, (3M USD LIBOR + 1.23%), 10/20/31 (h) (i)	1,000	998
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.08%, (1M USD LIBOR + 3.05%), 12/16/19 (h) (i)	949	953
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, 3.03%, 01/15/22 (i)	699	699
Series 2019-D-CRE6, REMIC, 4.57%, 08/15/22 (i)	1,000	1,001
Bank
Interest Only, Series 2017-XA, REMIC, 1.00%, 07/16/60 (h)	15,284	770
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.75%, (1M USD LIBOR + 0.72%), 03/16/20 (h) (i)	711	709
Series 2017-C-DELC, REMIC, 3.23%, (1M USD LIBOR + 1.20%), 08/15/36 (h) (i)	194	193
Series 2017-D-DELC, REMIC, 3.73%, (1M USD LIBOR + 1.70%), 08/15/36 (h) (i)	221	221
Series 2017-E-DELC, REMIC, 4.53%, (1M USD LIBOR + 2.50%), 08/15/36 (h) (i)	445	447
Series 2017-F-DELC, REMIC, 5.53%, (1M USD LIBOR + 3.50%), 08/15/36 (h) (i)	444	447
Interest Only, Series 2017-XA-C1, REMIC, 1.67%, 02/17/50 (h)	9,901	851
BBCMS Trust
Series 2018-A-BXH, REMIC, 3.03%, (1M USD LIBOR + 1.00%), 10/15/20 (h) (i)	207	207
BDS LTD
Series 2019-A-FL4, 3.13%, (1M USD LIBOR + 1.10%), 07/15/22 (h) (i)	1,069	1,069
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.69%, 07/25/36 (h)	5,793	5,684
Benefit Street Partners CLO III Ltd
Series 2013-A1R-IIIA, 3.53%, (3M USD LIBOR + 1.25%), 07/20/29 (h) (i)	1,000	1,000
BSPRT Issuer Ltd
Series 2019-A-FL5, 3.48%, (1M USD LIBOR + 1.20%), 05/15/29 (h) (i)	774	774
BX Commercial Mortgage Trust
Series 2018-A-IND, 2.78%, (1M USD LIBOR + 0.75%), 10/15/20 (h) (i)	723	723
Bx Trust
Series 2018-A-GW, 2.83%, (1M USD LIBOR + 0.80%), 05/15/20 (h) (i)	100	100
Series 2018-D-GW, 3.80%, (1M USD LIBOR + 1.77%), 05/15/20 (h) (i)	100	100
Series 2017-D-SLCT, 4.08%, (1M USD LIBOR + 2.05%), 07/17/34 (h) (i)	306	306
Series 2017-E-SLCT, 5.18%, (1M USD LIBOR + 3.15%), 07/17/34 (h) (i)	518	520
Series 2018-F-MCSF, REMIC, 4.67%, (1M USD LIBOR + 2.65%), 04/15/20 (e) (f) (h)	910	915
Series 2018-A-EXCL, REMIC, 3.12%, (1M USD LIBOR + 1.09%), 09/15/20 (h) (i)	225	225
Series 2017-B-APPL, REMIC, 3.18%, (1M USD LIBOR + 1.15%), 07/15/34 (h) (i) (j)	542	542
BX Trust
Series 2017-D-APPL, REMIC, 4.08%, (1M USD LIBOR + 2.05%), 07/15/34 (h) (i) (j)	497	498
Caesars Palace Las Vegas Trust
Series 2017-E-VICI, 4.50%, 10/17/22 (h) (i)	530	549
Cambridge Trust Company
Series 2019-A-LIFE, REMIC, 3.10%, (1M USD LIBOR + 1.07%), 12/15/25 (h) (i)	734	735
Capmark Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (h) (i)	1,087	1,091
Carbone Clo Ltd
Series 2017-A1-1A, 3.42%, (3M USD LIBOR + 1.14%), 01/21/31 (h) (i)	1,000	995
CarVal CLO III Ltd
Series 2019-A-2A, 3.62%, (1M USD LIBOR + 1.35%), 07/20/32 (h) (i) (k)	1,500	1,500
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 3.62%, (3M USD LIBOR + 1.32%), 07/16/29 (h) (i)	1,000	1,000
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 3.61%, (3M USD LIBOR + 1.31%), 07/16/29 (h) (i)	1,000	1,000

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CBAM Ltd
Series 2019-A1A-10A, 3.99%, (3M USD LIBOR + 1.42%), 04/20/32 (h) (i)	1,000	1,002
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.47%, 05/12/50 (h)	5,234	384
CFCRE Mortgage Trust
Interest Only, Series 2017-XB-C8, 1.12%, 06/17/50 (e) (h)	4,001	256
Interest Only, Series 2017-XA-C8, 1.81%, 06/17/50 (h)	10,748	954
CFIP CLO Ltd
Series 2013-AR-1A, 3.62%, (3M USD LIBOR + 1.34%), 04/20/29 (h) (i)	1,000	1,000
Series 2014-AR-1A, 3.62%, (3M USD LIBOR + 1.32%), 07/13/29 (h) (i)	1,000	1,000
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.88%, (1M USD LIBOR + 1.85%), 11/15/31 (h) (i)	138	138
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 2.96%, (1M USD LIBOR + 0.93%), 11/15/19 (h) (i) (j)	774	774
Series 2017-F-CSMO, REMIC, 5.77%, (1M USD LIBOR + 3.74%), 11/15/19 (e) (f) (h)	331	331
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.44%, 02/12/49 (h)	3,137	201
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (i)	2,860	2,886
Citigtoup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 4.15%, 08/25/37 (h)	1,646	1,600
CLNS Trust
Series 2017-D-IKPR, 4.10%, (1M USD LIBOR + 2.05%), 06/11/32 (h) (i)	654	654
Series 2017-E-IKPR, 5.55%, (1M USD LIBOR + 3.50%), 06/11/32 (h) (i)	654	654
COMM Mortgage Trust
Series 2014-C-FL5, REMIC, 3.58%, (1M USD LIBOR + 2.15%), 10/15/31 (h) (i)	925	921
Interest Only, Series 2013-XA-CR9, REMIC, 0.16%, 07/12/45 (h)	62,949	199
Interest Only, Series 2013-XA-LC6, REMIC, 1.49%, 01/12/46 (h)	12,773	466
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-A-P1, 3.39%, 07/15/25 (i)	511	513
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 3.01%, (1M USD LIBOR + 0.98%), 05/15/21 (h) (i)	772	772
Credit Suisse Mortgage Trust
Series 2017-C-LSTK, REMIC, 3.23%, 04/07/21 (i)	310	310
Series 2017-D-LSTK, REMIC, 3.44%, 04/07/21 (h) (i)	369	368
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (e) (f) (h)	340	338
Series 2017-D-CHOP, REMIC, 3.93%, (1M USD LIBOR + 1.90%), 07/15/32 (e) (f) (h)	986	988
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/07/33 (e) (f) (h)	1,967	3
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/07/33 (h) (i)	5,407	19
Crown Point CLO III Ltd
Series 2015-A1AR-3A, 3.21%, (3M USD LIBOR + 0.91%), 12/31/27 (h) (i)	1,000	1,000
CSAIL Commercial Mortgage Trust
Interest Only, Series 2017-XA-CX9, REMIC, 1.02%, 09/16/50 (h)	18,717	724
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (i)	5,842	5,908
CVP CLO Ltd
Series 2017-A-1A, 3.62%, (3M USD LIBOR + 1.34%), 07/22/30 (h) (i)	1,000	1,000
Series 2017-A-2A, 3.47%, (3M USD LIBOR + 1.19%), 01/21/31 (h) (i)	1,000	996
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (i)	2,128	2,139
Elmwood CLO II Ltd
Series 2019-B-2A, 4.65%, (3M USD LIBOR + 2.10%), 04/20/31 (h) (i)	1,000	1,000
Series 2019-A-2A, 4.00%, (3M USD LIBOR + 1.45%), 04/21/31 (h) (i)	2,000	2,001
Exantas Capital Corp
Series 2019-A-RSO7, 3.02%, (1M USD LIBOR + 1.00%), 04/15/22 (h) (i)	710	710
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26 (i)	1,237	1,243
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 7.14%, (1M USD LIBOR + 5.05%), 07/25/23 (h) (i)	361	381
GCAT LLC
Series 2019-A1-2, 3.47%, 06/27/22 (i) (j) (k)	2,769	2,771
GPMT Ltd
Series 2018-A-FL1, 2.94%, (1M USD LIBOR + 0.90%), 11/19/35 (h) (i)	530	530
Series 2018-D-FL1, REMIC, 4.99%, (1M USD LIBOR + 2.95%), 04/19/21 (h) (i)	1,417	1,426
Great Wolf Trust
Series 2017-D-WOLF, 4.13%, (1M USD LIBOR + 2.10%), 09/15/34 (h) (i)	302	302
Series 2017-E-WOLF, 5.13%, (1M USD LIBOR + 3.10%), 09/15/34 (h) (i)	468	468
Series 2017-F-WOLF, 6.10%, (1M USD LIBOR + 4.07%), 09/15/34 (e) (f) (h)	249	249
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.46%, (3M USD LIBOR + 1.18%), 10/20/31 (h) (i)	1,000	995
GS Mortgage Securities Corp Trust
Series 2017-E-500K, 3.53%, (1M USD LIBOR + 1.50%), 07/15/32 (h) (i)	462	463
Series 2017-F-500K, 3.83%, (1M USD LIBOR + 1.80%), 07/15/32 (h) (i)	317	318
Series 2018-E-FBLU, REMIC, 4.78%, 11/16/20 (i)	445	446
Series 2018-A-TWR, REMIC, 2.93%, (1M USD LIBOR + 0.90%), 07/15/21 (h) (i)	800	798
Series 2018-D-TWR, REMIC, 3.63%, (1M USD LIBOR + 1.60%), 07/15/21 (h) (i)	800	799
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.38%, 10/13/49 (h)	9,253	606
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (h)	12,551	782
Interest Only, Series 2013-XA-GC10, REMIC, 1.65%, 02/12/46 (h)	12,001	508
Interest Only, Series 2016-XA-GS2, REMIC, 1.80%, 05/12/49 (h)	13,880	1,072
Interest Only, Series 2019-XA-GC39, REMIC, 1.30%, 05/10/52 (h)	9,235	770
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-A-MFP, 3.03%, (1M USD LIBOR + 0.96%), 07/15/21 (h) (i)	765	764
Series 2018-EFL-WPT, REMIC, 4.67%, (1M USD LIBOR + 2.60%), 07/07/23 (h) (i)	788	790
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	250	239
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.99%, (3M USD LIBOR + 0.69%), 07/15/26 (h) (i)	1,457	1,459
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.83%, 06/17/49 (h)	18,314	1,278
Kingsland VIII Ltd
Series 2018-A-8A, 3.40%, (3M USD LIBOR + 1.12%), 04/21/31 (h) (i)	1,000	995
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.95%, 11/18/19 (e) (f) (h)	1,018	1,017

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
LCM XIX LP
Series 2019-AR-R, 3.54%, (3M USD LIBOR + 1.24%), 07/15/27 (h) (i)	1,500	1,500
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (i) (j)	9,081	9,159
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (i) (j)	5,960	5,966
Loancore Issuer Ltd.
Series 2019-A-CRE3, 3.08%, (1M USD LIBOR + 1.05%), 11/15/23 (h) (i)	772	772
Series 2019-AS-CRE2, 3.53%, (1M USD LIBOR + 1.50%), 02/15/24 (h) (i)	736	737
Series 2018-AS-CRE1, REMIC, 3.53%, (1M USD LIBOR + 1.50%), 12/15/22 (h) (i)	775	776
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.48%, (3M USD LIBOR + 1.18%), 12/18/30 (h) (i)	1,000	995
MidOcean Partners
Series 2017-A1-7A, 3.62%, (3M USD LIBOR + 1.32%), 07/16/29 (h) (i)	4,000	4,000
Milos CLO Ltd
Series 2017-A-1A, 3.53%, (3M USD LIBOR + 1.25%), 10/20/30 (h) (i)	4,000	4,000
Morgan Stanley & Co. LLC
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/17/46 (f)	24,396	690
Morgan Stanley Capital I Inc
Series 2019-B-PLND, 3.33%, (1M USD LIBOR + 1.30%), 05/15/21 (h) (i)	1,295	1,298
Morgan Stanley Capital I Trust
Series 2014-CPT, REMIC, 3.56%, 07/15/21 (e) (f) (h)	565	566
Motel 6 Trust
Series 2017-A-MTL6, 2.95%, (1M USD LIBOR + 0.92%), 08/15/34 (h) (i)	482	482
Series 2017-D-MTL6, REMIC, 4.18%, (1M USD LIBOR + 2.15%), 08/15/34 (h) (i)	448	449
Natixis Commercial Mortgage Securities Trust
Series 2018-C-850T, REMIC, 3.18%, (1M USD LIBOR + 1.15%), 07/15/21 (h) (i) (j)	740	739
Series 2018-D-850T, REMIC, 3.48%, (1M USD LIBOR + 1.45%), 07/15/21 (h) (i) (j)	740	739
Navient Funding, LLC
Series 2006-A5-A, 2.41%, (3M USD LIBOR + 0.29%), 06/15/39 (h)	367	359
Newark BSL CLO 1 Ltd
Series 2016-A2-1A, 4.46%, (3M USD LIBOR + 2.20%), 12/21/29 (h) (i)	1,500	1,502
Ocean Trails CLO V
Series 2014-ARR-5A, 3.58%, (3M USD LIBOR + 1.28%), 10/13/31 (h) (i)	1,000	994
Octagon Investment Partners 27 Ltd
Series 2016-D-R-27R, 5.25%, (3M USD LIBOR + 2.95%), 07/15/30 (h) (i)	1,000	943
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.45%, (3M USD LIBOR + 1.15%), 07/15/31 (h) (i)	1,500	1,490
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.35%, (3M USD LIBOR + 1.20%), 08/25/31 (h) (i)	1,500	1,490
PFP Ltd
Series 2019-A-5, REMIC, 3.00%, (1M USD LIBOR + 0.97%), 03/14/22 (h) (i)	742	742
Positive Results Property Management LLC
Series 2017-2, 3.47%, 09/25/20 (i) (j)	4,258	4,266
Rait Trust
Series 2017-AS-FL7, 3.33%, (1M USD LIBOR + 1.30%), 06/15/37 (h) (i)	214	214
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (h) (i)	4,650	4,728
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (h) (i)	2,630	2,761
Ready Capital Mortgage Trust
Series 2019-A-5, 3.78%, 10/25/26 (i)	508	521
Rockford Tower CLO Ltd
Series 2017-A-2A, 3.57%, (3M USD LIBOR + 1.27%), 10/15/29 (h) (i)	2,000	2,000
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.98%, (1M USD LIBOR + 0.95%), 06/15/20 (h) (i)	516	516
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (i)	787	797
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.15%, 10/13/48 (h)	7,506	693
Shelter Growth CRE Issuer Ltd
Series 2019-B-FL2, 4.33%, (1M USD LIBOR + 1.80%), 05/15/24 (h) (i)	772	773
SoFi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (i)	319	319
Series 2017-A2-6, 2.82%, 02/25/22 (i)	2,301	2,306
Series 2017-A-3, 2.77%, 03/25/22 (i)	554	556
Series 2017-A2-5, 2.78%, 04/25/22 (i)	897	899
Series 2017-A-1, 3.28%, 01/26/26 (i)	628	632
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (i)	105	105
Series 2018-A1-2, 2.93%, 06/25/20 (i)	294	295
Starwood Property Mortgage Trust
Series 2019-AS-FL1, 3.67%, (1M USD LIBOR + 1.65%), 02/15/24 (h) (i)	533	534
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.41%, (3M USD LIBOR + 1.26%), 05/21/29 (h) (i)	2,387	2,385
Series 2016-1A, 3.24%, (3M USD LIBOR + 1.12%), 06/15/31 (h) (i)	1,000	991
Series 2018-A-2A, 3.32%, (3M USD LIBOR + 1.20%), 08/18/31 (h) (i)	500	499
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (h) (i)	1,000	1,000
Textainer Marine Containers V Ltd
Series 2017-A-1A, 3.72%, 01/20/26 (i)	1,952	1,991
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26 (i)	967	984
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 3.28%, (1M USD LIBOR + 1.25%), 06/15/20 (h) (i)	493	493
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.44%, (3M USD LIBOR + 1.14%), 01/15/31 (h) (i)	2,000	1,988
Series 2019-B-3A, 4.60%, (3M USD LIBOR + 2.10%), 04/15/31 (h) (i)	500	500
Ubs Commercial Mortgage Securitization Corp.
Interest Only, Series 2012-XA-C1, REMIC, 2.24%, 05/12/45 (h) (i)	7,238	308
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21 (i)	2,401	2,407
Velocity Commercial Capital Loan Trust
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (i)	3,175	3,164
Venture XX CLO Ltd
Series 2015-AR-20A, 3.12%, (3M USD LIBOR + 0.82%), 04/15/27 (h) (i)	1,948	1,943
Venture XXIX CLO Ltd
Series 2017-A-29A, 3.44%, (3M USD LIBOR + 1.28%), 09/09/30 (h) (i)	2,000	1,999
VERDE CLO
Series 2019-A-1A, 3.91%, (3M USD LIBOR + 1.35%), 04/15/32 (h) (i)	1,000	1,000
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (i) (j)	3,149	3,166
Vibrant CLO Ltd
Series 2018-A1-10A, 3.48%, (3M USD LIBOR + 1.20%), 10/20/31 (h) (i)	1,000	995
VMC Finance LLC
Series 2018-A-FL2, 2.94%, (1M USD LIBOR + 0.95%), 05/15/21 (h) (i)	878	877
VOLT LXX LLC
Series 2018-A1A-NPL6, 4.11%, 09/27/21 (i)	3,126	3,137
Washington Mutual Mortgage Securities Corp.
Series 2005-2CB3-8, REMIC, 2.43%, (1M USD LIBOR + 0.41%), 10/25/35 (h)	602	548
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.48%, (3M USD LIBOR + 1.20%), 10/20/31 (h) (i)	1,500	1,489

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2018-XA-C46, REMIC, 1.11%, 08/17/51 (h)	14,450	857
Interest Only, Series 2015-XA-LC22, REMIC, 0.99%, 09/17/58 (h)	16,945	663
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (i)	594	594
Series 2017-C-2A, 2.59%, 12/15/22 (i)	5,000	5,004
Total Non-U.S. Government Agency Asset-Backed Securities (cost $189,356)		190,810
GOVERNMENT AND AGENCY OBLIGATIONS 11.6%
Collateralized Mortgage Obligations 6.2%
Federal Home Loan Mortgage Corporation
Series F5-356, 2.53%, (1M USD LIBOR + 0.50%), 09/15/47 (h)	8,463	8,496
Series AN-4030, REMIC, 1.75%, 04/15/27	9,624	9,439
Series ME-4181, REMIC, 2.50%, 05/15/32	9,154	9,187
Series AC-3985, REMIC, 2.25%, 12/15/40	657	655
Series FA-4125, REMIC, 2.38%, (1M USD LIBOR + 0.35%), 11/15/42 (h)	10,746	10,678
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.47%, (1M USD LIBOR + 0.45%), 06/25/42 (h)	3,518	3,506
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	11,357	11,782
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	1,806	1,854
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	1,929	1,924
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	7,494	7,407
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	3,834	3,925
Series 2018-FD-31, REMIC, 2.32%, (1M USD LIBOR + 0.30%), 05/25/48 (h)	4,498	4,454
Series 2018-FA-55, REMIC, 2.32%, (1M USD LIBOR + 0.30%), 08/25/48 (h)	3,936	3,914
Series 2018-FA-77, REMIC, 2.32%, (1M USD LIBOR + 0.30%), 10/25/48 (h)	8,132	8,086
Series 2017-FA-96, REMIC, 2.42%, (1M USD LIBOR + 0.40%), 12/25/57 (h)	6,003	5,995
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.44%, (1M USD LIBOR + 0.40%), 07/20/34 (h)	4,604	4,607
Series 2010-FL-167, REMIC, 2.39%, (1M USD LIBOR + 0.35%), 12/20/40 (h)	1,463	1,462
Series 2019-FK-42, REMIC, 2.49%, (1M USD LIBOR + 0.45%), 04/20/49 (h)	3,968	3,964
		101,335
Mortgage-Backed Securities 3.8%
Federal Home Loan Mortgage Corporation
2.50%, 09/01/34	9,918	10,006
3.50%, 03/01/46	6,058	6,298
Federal National Mortgage Association, Inc.
3.42%, 01/01/24	455	473
3.00%, 01/01/37 - 10/25/42	22,466	23,045
2.00%, 01/25/40	5,360	5,334
3.50%, 02/01/46 - 04/01/46	16,310	16,699
		61,855
U.S. Treasury Note 1.3%
Treasury, United States Department of
2.25%, 03/31/20	8,250	8,264
1.63%, 04/30/23	6,690	6,700
2.25%, 12/31/23	6,500	6,682
		21,646
Sovereign 0.3%
Gobierno de la Republica de Chile
3.88%, 08/05/20	700	710
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20 (f)	310	326
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20 (f)	300	301
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (f)	500	510
Presidencia Da Republica Federativa Do Brasil
4.88%, 01/22/21	250	258
Presidencia de la Republica de Colombia
4.38%, 07/12/21	1,150	1,190
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (f)	733	763
The Republic of Indonesia, The Government of
3.75%, 04/25/22 (f)	600	618
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (f)	250	260
		4,936
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (h)	9,918	358
Total Government And Agency Obligations (cost $189,988)		190,130
CORPORATE BONDS AND NOTES 8.3%
Financials 3.3%
Acrisure, LLC
8.13%, 02/15/24 (i)	100	108
AerCap Ireland Limited
4.63%, 10/30/20	535	549
Alliant Holdings I, Inc.
8.25%, 08/01/23 (i)	195	199
American Express Company
2.78%, (3M USD LIBOR + 0.65%), 02/27/23 (h)	685	686
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (i)	200	209
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (i)	79	55
AssuredPartners, Inc.
7.00%, 08/15/25 (i)	170	171
B3 S.A. - Brasil, Bolsa, Balcao
5.50%, 07/16/20 (f)	300	306
Banco Bradesco S/A.
5.90%, 01/16/21 (f) (g)	950	982
Banco BTG Pactual S.A.
4.00%, 01/16/20 (f)	200	200
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (f)	150	157
Banco del Estado de Chile
2.67%, 01/08/21 (f)	700	702
Banco do Brasil S.A
8.50%, 10/20/20 (f) (l)	250	262
Banco Internacional Del Peru S.A.A. – Interbank
5.75%, 10/07/20 (f)	320	331
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (f) (l)	800	803
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (f) (h)	800	809
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (i)	200	214
Banco Santander-Chile
2.50%, 12/15/20 (f)	150	151
Bancolombia SA
6.13%, 07/26/20	350	359
5.95%, 06/03/21	350	369
Bangkok Bank Public Company Limited
4.80%, 10/18/20 (f)	440	452
3.88%, 09/27/22 (f)	200	208
Bank of America Corporation
2.92%, (3M USD LIBOR + 0.79%), 03/05/24 (h)	1,310	1,311
Barclays Bank PLC
2.65%, 01/11/21	1,165	1,168
BB&T Corporation
2.20%, 03/16/23	625	624
BBVA Bancomer SA
7.25%, 04/22/20 (f)	850	869
BBVA Bancomer, S.A.
6.50%, 03/10/21 (f)	150	157
Braskem Finance Ltd
7.00%, 05/07/20 (f)	400	409
BTG Pactual Holding S.A.
7.75%, 02/15/29 (i)	200	209

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (f)	400	425
Camelot Finance SA
7.88%, 10/15/24 (i)	165	172
Capital One Financial Corporation
2.40%, 10/30/20	620	622
Caterpillar Financial Services Corporation
1.90%, 09/06/22	315	313
China National Petroleum Corporation
4.50%, 04/28/21 (f)	200	206
3.95%, 04/19/22 (f)	1,000	1,034
Citigroup Inc.
2.75%, 04/25/22	675	685
3.16%, (3M USD LIBOR + 1.02%), 06/01/24 (h)	680	686
CNO Financial Group, Inc.
5.25%, 05/30/29	50	55
CNOOC Finance (2012) Limited
3.88%, 05/02/22 (f)	400	413
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	700	701
Colfax Corporation
6.00%, 02/15/24 (i)	35	37
6.38%, 02/15/26 (i)	130	140
Commonwealth Bank of Australia
2.25%, 03/10/20 (i)	530	530
2.05%, 09/18/20 (g) (i)	480	480
2.75%, 03/10/22 (i)	125	127
Commscope Finance LLC
5.50%, 03/01/24 (i)	80	82
6.00%, 03/01/26 (i)	30	31
Continental Senior Trustees (Cayman) Ltd.
5.50%, 11/18/20 (f)	500	517
Credit Acceptance Corporation
6.63%, 03/15/26 (i)	155	167
Credit Suisse Group AG
3.37%, (3M USD LIBOR + 1.24%), 06/12/24 (h) (i)	590	594
Daimler Finance North America LLC
2.30%, 02/12/21 (i)	490	490
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (f) (l)	1,300	1,302
Eagle Holding Company II, LLC
7.75%, 05/15/22 (i) (m)	80	81
Ena Norte SA
4.95%, 04/25/23 (f)	552	568
Ford Motor Credit Company LLC
3.39%, (3M USD LIBOR + 1.24%), 02/15/23 (h)	565	547
General Motors Financial Company, Inc.
2.65%, 04/13/20	150	150
3.20%, 07/06/21	480	486
Global Aircraft Leasing Co Ltd
7.25%, 09/15/24 (i) (m)	135	137
Global Bank Corporation
4.50%, 10/20/21 (f)	300	309
4.50%, 10/20/21 (i)	200	206
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (i)	110	118
Goldman Sachs Bank USA
3.20%, 06/05/20	530	534
Gruposura Finance S.A.
5.70%, 05/18/21 (f)	400	418
GW Honos Security Corporation
8.75%, 05/15/25 (i)	125	129
HSBC Holdings PLC
3.12%, (3M USD LIBOR + 1.00%), 05/18/24 (h)	595	597
Icahn Enterprises L.P.
6.25%, 02/01/22	110	113
6.38%, 12/15/25	35	37
6.25%, 05/15/26 (i)	180	189
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (i)	130	133
Industrial Senior Trust
5.50%, 11/01/22 (f)	100	105
Itau Unibanco Holding S.A.
5.75%, 01/22/21 (f)	700	722
JPMorgan Chase & Co.
3.21%, 04/01/23	825	844
LATAM Airlines Group S.A.
6.00%, 12/15/20 (f)	365	368
Level 3 Financing, Inc.
5.38%, 01/15/24	175	179
4.63%, 09/15/27 (i)	95	96
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (i)	110	116
Malayan Banking Berhad
3.91%, 10/29/26 (f) (h)	800	814
Marsh & Mclennan Companies, Inc.
3.30%, (3M USD LIBOR + 1.20%), 12/29/21 (h)	495	496
Mitsubishi UFJ Financial Group Inc
3.13%, (3M USD LIBOR + 0.86%), 07/26/23 (h)	1,305	1,310
Mizuho Financial Group Inc
2.92%, (3M USD LIBOR + 0.79%), 03/05/23 (g) (h)	1,135	1,136
Morgan Stanley
3.21%, (3M USD LIBOR + 0.93%), 07/22/22 (h)	1,305	1,313
Navient Corporation
6.50%, 06/15/22	165	176
NFP Corp.
6.88%, 07/15/25 (i)	185	184
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (f) (n)	1,649	1,517
Petrobras International Finance Co.
5.38%, 01/27/21	200	207
PNC FUNDING CORP
3.30%, 03/08/22	608	627
Prudential Financial, Inc.
3.50%, 05/15/24	1,240	1,316
Resideo Funding Inc.
6.13%, 11/01/26 (i)	125	132
Santander UK PLC
2.50%, 01/05/21	1,165	1,166
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (f)	180	186
Sinochem Overseas Capital Co Ltd
4.50%, 11/12/20 (f)	750	766
Sparc EM SPC
0.00%, 12/05/22 (i) (n)	683	654
SPARC Limited
0.00%, 12/05/22 (f) (n)	598	572
Springleaf Finance Corporation
7.13%, 03/15/26	108	120
6.63%, 01/15/28	25	27
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,330	1,326
Sunoco LP
6.00%, 04/15/27	75	79
Synchrony Financial
3.75%, 08/15/21	550	561
2.85%, 07/25/22	80	81
Syngenta Finance N.V.
3.70%, 04/24/20 (f) (o)	200	201
Tenet Healthcare Corporation
4.88%, 01/01/26 (i)	100	103
5.13%, 11/01/27 (i)	45	46
Tervita Corporation
7.63%, 12/01/21 (i)	190	193
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	325	325
2.35%, 11/15/21	385	385
The Royal Bank of Scotland Group Public Limited Company
3.66%, (3M USD LIBOR + 1.55%), 06/25/24 (h)	580	581
The Toronto-Dominion Bank
3.25%, 06/11/21	1,290	1,317
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (i)	80	70
UBS AG
2.45%, 12/01/20 (i)	540	542

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (f)	400	413
United Overseas Bank Limited
2.74%, (3M USD LIBOR + 0.48%), 04/23/21 (f) (h)	200	200
3.50%, 09/16/26 (f) (h)	500	506
2.88%, 03/08/27 (h)	200	200
3.75%, 04/15/29 (f)	350	363
USA Compression Finance Corp.
6.88%, 09/01/27 (i)	210	217
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (i)	745	770
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (f)	659	678
Wand Merger Corporation
8.13%, 07/15/23 (i)	115	120
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,115	1,122
Westpac Banking Corporation
2.65%, 01/25/21	815	821
		53,959
Energy 1.2%
Aker BP ASA
4.75%, 06/15/24 (i)	150	157
Antero Midstream Partners LP
5.75%, 03/01/27 (i)	90	75
Bharat Petroleum Corporation Limited
4.38%, 01/24/22 (f)	800	828
4.63%, 10/25/22 (f)	200	211
Calfrac Well Services Ltd.
8.50%, 06/15/26 (e) (f)	25	11
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	165	172
5.63%, 10/01/26	150	159
4.50%, 10/01/29 (i)	50	51
CNX Midstream Partners LP
6.50%, 03/15/26 (i)	207	191
Continental Resources, Inc.
4.50%, 04/15/23	560	582
CSI Compressco LP
7.50%, 04/01/25 (i)	155	153
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (i)	1,120	1,136
5.08%, 12/30/23 (i)	400	409
Energy Transfer LP
4.25%, 03/15/23	600	627
EQT Corporation
2.50%, 10/01/20	545	543
Everest Acquisition, LLC
7.75%, 05/15/26 (i)	65	49
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	70	70
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (i)	40	24
Foresight Energy LLC
11.50%, 04/01/23 (e) (f)	145	33
FTS International, Inc.
6.25%, 05/01/22	60	50
Gulfport Energy Corporation
6.38%, 05/15/25	105	74
Hess Infrastructure Partners LP
5.63%, 02/15/26 (i)	353	369
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (i)	90	84
Indian Oil Corpn. Limited
5.63%, 08/02/21 (f)	1,000	1,052
Indigo Natural Resources LLC
6.88%, 02/15/26 (i)	55	50
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	380	396
Kinder Morgan, Inc.
3.05%, 12/01/19	892	893
Marathon Petroleum Corporation
4.75%, 12/15/23	590	641
MEG Energy Corp.
7.00%, 03/31/24 (i)	60	58
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (i)	60	44
Murphy Oil USA, Inc.
4.75%, 09/15/29	160	164
Nabors Industries, Inc.
5.75%, 02/01/25	75	56
NGL Energy Partners LP
7.50%, 04/15/26 (i)	75	75
NuStar Logistics, L.P.
6.00%, 06/01/26	165	178
Oasis Petroleum Inc.
6.88%, 03/15/22	145	137
6.25%, 05/01/26 (g) (i)	60	49
Occidental Petroleum Corporation
2.70%, 08/15/22	325	328
Oleoducto Central S.A.
4.00%, 05/07/21 (f)	1,000	1,021
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (f)	400	400
Par Petroleum, LLC
7.75%, 12/15/25 (i)	120	119
Parkland Fuel Corporation
5.88%, 07/15/27 (i)	70	73
Parsley Energy, LLC
5.63%, 10/15/27 (i)	145	150
Peabody Energy Corporation
6.00%, 03/31/22 (i)	160	161
Petroliam Nasional Berhad (PETRONAS)
2.71%, 03/18/20 (f)	1,220	1,222
PT Pertamina (Persero)
5.25%, 05/23/21 (f)	600	625
4.88%, 05/03/22 (f)	500	527
PTTEP Canada International Finance Limited
5.69%, 04/05/21 (f) (o)	400	419
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (f) (l)	200	204
QEP Resources, Inc.
5.25%, 05/01/23	145	134
Reliance Holding USA, Inc.
4.50%, 10/19/20 (f)	500	510
5.40%, 02/14/22 (f)	650	691
Schlumberger Holdings Corporation
3.75%, 05/01/24 (i)	540	568
Sinopec Group Overseas Development (2015) Limited
2.50%, 04/28/20 (f)	900	901
Sinopec Group Overseas Development 2017 Limited
2.25%, 09/13/20 (f)	200	200
Sunoco LP
5.50%, 02/15/26	95	99
Tapstone Energy, LLC
9.75%, 06/01/22 (e) (f)	55	13
Targa Resource Corporation
5.88%, 04/15/26	130	137
6.50%, 07/15/27 (i)	40	44
Terraform Power Operating, LLC
4.25%, 01/31/23 (i)	165	169
Transocean Guardian Limited
5.88%, 01/15/24 (i)	58	59
Transocean Inc
7.25%, 11/01/25 (i)	65	57
Transocean Poseidon Limited
6.88%, 02/01/27 (i)	120	126
Transocean Proteus Limited
6.25%, 12/01/24 (i)	82	84
Vine Oil & Gas LP
8.75%, 04/15/23 (e) (f)	65	30
Weatherford International Ltd.
0.00%, 02/15/24 (b) (e) (p)	60	21
Whiting Petroleum Corporation
6.63%, 01/15/26 (g)	145	98

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
WPX Energy, Inc.
5.25%, 10/15/27	90	91
		19,132
Health Care 0.8%
AbbVie Inc.
3.38%, 11/14/21	555	568
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (g) (i)	90	79
Amgen Inc.
2.20%, 05/11/20	1,125	1,126
2.65%, 05/11/22	130	132
Anthem, Inc.
2.50%, 11/21/20	1,197	1,202
AstraZeneca PLC
2.38%, 11/16/20	1,090	1,094
Avantor, Inc.
9.00%, 10/01/25 (i)	175	197
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (i)	215	230
5.75%, 08/15/27 (i)	25	27
7.25%, 05/30/29 (i)	145	159
Cardinal Health, Inc.
2.62%, 06/15/22	1,240	1,245
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (i)	110	114
Celgene Corporation
2.88%, 08/15/20	545	549
Centene Corporation
4.75%, 01/15/25	133	137
Centene Escrow I Corporation
5.38%, 06/01/26 (i)	140	147
Cigna Holding Company
3.40%, 09/17/21 (e)	610	624
CVS Health Corporation
3.70%, 03/09/23	1,200	1,249
Encompass Health Corporation
4.50%, 02/01/28	45	45
4.75%, 02/01/30	15	15
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (e) (f)	25	15
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	220	224
2.88%, 06/01/22	1,015	1,037
HCA Inc.
5.38%, 09/01/26	325	357
5.88%, 02/01/29	15	17
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (i)	40	41
Horizon Pharma USA, Inc.
5.50%, 08/01/27 (i)	200	209
IQVIA Inc.
5.00%, 05/15/27 (i)	200	210
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (g) (i)	145	134
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (i)	137	146
Polaris Intermediate School
8.50%, 12/01/22 (i) (m)	50	43
Select Medical Corporation
6.25%, 08/15/26 (i)	110	115
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21 (i)	610	632
Tenet Healthcare Corporation
7.00%, 08/01/25 (g)	100	102
6.25%, 02/01/27 (i)	110	115
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	1,220	1,251
Vizient, Inc.
6.25%, 05/15/27 (i)	130	140
WellCare Health Plans, Inc.
5.25%, 04/01/25	125	131
5.38%, 08/15/26 (i)	120	128
West Street Merger Sub, Inc.
6.38%, 09/01/25 (i)	30	28
		14,014
Communication Services 0.7%
Altice France
7.38%, 05/01/26 (i)	200	215
AT&T Inc.
2.80%, 02/17/21	1,300	1,311
Axiata SPV2 Berhad
3.47%, 11/19/20 (f)	1,250	1,261
CCO Holdings, LLC
5.75%, 02/15/26 (i)	390	412
5.00%, 02/01/28 (i)	145	150
Cengage Learning, Inc.
9.50%, 06/15/24 (g) (i)	95	87
Cincinnati Bell Inc.
7.00%, 07/15/24 (i)	120	111
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (i)	90	94
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (i)	81	89
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (f) (l)	500	512
Comcast Corporation
3.45%, 10/01/21	575	593
Comcel Trust
6.88%, 02/06/24 (f)	200	207
Connect Midco II Limited
6.75%, 10/01/26 (i)	195	198
CSC Holdings, LLC
5.25%, 06/01/24	320	344
5.75%, 01/15/30 (i)	200	209
Diamond Sports Group, LLC
5.38%, 08/15/26 (i)	105	109
Digicel Group Limited
8.25%, 09/30/22 (i)	600	125
DISH DBS Corporation
5.88%, 11/15/24	85	84
Embarq Corporation
8.00%, 06/01/36	135	134
Frontier Communications Corporation
8.50%, 04/15/20 (e)	30	16
7.13%, 01/15/23 (e)	55	24
8.50%, 04/01/26 (i)	45	45
8.00%, 04/01/27 (i)	80	85
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22 (f)	800	830
Gray Escrow, Inc.
7.00%, 05/15/27 (i)	80	88
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (i)	230	249
Grubhub Holdings Inc.
5.50%, 07/01/27 (i)	50	51
GTT Communications Inc.
7.88%, 12/31/24 (i)	80	45
Iheartcommunications, Inc.
6.38%, 05/01/26	30	32
8.38%, 05/01/27 (g)	15	16
5.25%, 08/15/27 (i)	60	63
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	55	51
8.50%, 10/15/24 (i)	105	106
Iridium Communications Inc.
10.25%, 04/15/23 (i)	155	168
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (i)	175	187
Match Group, Inc.
5.00%, 12/15/27 (i)	150	156
Millicom International Cellular SA
6.00%, 03/15/25 (f)	200	207
Netflix, Inc.
5.88%, 02/15/25	90	99
5.38%, 11/15/29 (i)	45	47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Scripps Escrow, Inc.
5.88%, 07/15/27 (i)	75	76
Sirius XM Radio Inc.
5.38%, 07/15/26 (i)	125	131
5.50%, 07/01/29 (i)	65	69
Sprint Capital Corporation
6.88%, 11/15/28	230	251
Sprint Corporation
7.13%, 06/15/24	235	253
Telesat Canada
8.88%, 11/15/24 (i)	160	172
6.50%, 10/15/27 (i)	45	46
T-Mobile USA, Inc.
4.50%, 02/01/26	275	283
Uber Technologies, Inc.
8.00%, 11/01/26 (i)	95	96
7.50%, 09/15/27 (i)	45	45
Univision Communications Inc.
5.13%, 05/15/23 (i)	50	50
Verizon Communications Inc.
3.26%, (3M USD LIBOR + 1.10%), 05/15/25 (h)	595	604
		10,886
Industrials 0.6%
AECOM
5.13%, 03/15/27	370	388
Allison Transmission, Inc.
5.00%, 10/01/24 (i)	180	184
Amsted Industries Incorporated
5.63%, 07/01/27 (i)	70	74
Avolon Holdings Funding Limited
3.63%, 05/01/22 (i)	550	558
5.25%, 05/15/24 (i)	135	145
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (g) (i)	200	196
4.50%, 11/15/26 (i)	50	50
Bombardier Inc.
6.00%, 10/15/22 (i)	75	75
7.88%, 04/15/27 (i)	75	75
Builders FirstSource, Inc.
5.63%, 09/01/24 (i)	161	168
6.75%, 06/01/27 (i)	45	48
Cintas Corporation No. 2
2.90%, 04/01/22	545	556
Clean Harbors, Inc.
4.88%, 07/15/27 (i)	90	94
5.13%, 07/15/29 (i)	30	32
Delta Air Lines, Inc.
3.40%, 04/19/21	645	655
General Electric Company
2.70%, 10/09/22	640	641
GFL Environmental Inc.
8.50%, 05/01/27 (i)	60	67
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (i)	85	91
LATAM Finance Limited
6.88%, 04/11/24 (f) (g)	300	315
Masonite International Corporation
5.75%, 09/15/26 (i)	145	153
Northrop Grumman Corporation
2.08%, 10/15/20	1,130	1,130
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (i)	625	626
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (i)	73	77
Republic Services, Inc.
2.50%, 08/15/24	265	268
Stevens Holding Co., Inc.
6.13%, 10/01/26 (i)	115	123
Tempo Acquisition, LLC
6.75%, 06/01/25 (i)	220	227
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (i)	100	109
10.25%, 02/15/27 (i)	25	28
TransDigm Inc.
6.25%, 03/15/26 (i)	135	145
6.38%, 06/15/26	80	84
Triumph Group, Inc.
6.25%, 09/15/24 (i)	35	36
7.75%, 08/15/25 (g)	121	122
Union Pacific Corporation
3.20%, 06/08/21	635	646
United Rentals (North America), Inc.
6.50%, 12/15/26 (g)	150	164
5.25%, 01/15/30	40	42
Waste Management, Inc.
2.95%, 06/15/24	565	585
Waste Pro USA, Inc.
5.50%, 02/15/26 (i)	155	160
		9,137
Consumer Staples 0.5%
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	200	205
BAT Capital Corp.
2.76%, 08/15/22	765	772
CK Hutchison International (17) (II) Limited
2.25%, 09/29/20 (f)	200	200
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20 (g)	300	302
Cott Holdings Inc.
5.50%, 04/01/25 (i)	200	208
Energizer Holdings, Inc.
7.75%, 01/15/27 (i)	105	117
Fomento Economico Mexicano, S.A. B. De C.V.
2.88%, 05/10/23	150	152
General Mills, Inc.
3.15%, 12/15/21	625	637
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (f) (l)	500	526
4.88%, 06/30/20 (f) (g)	500	508
Hutchison Whampoa International (11) Limited
4.63%, 01/13/22 (f)	500	523
JBS Investments II GmbH
7.00%, 01/15/26 (i)	200	216
JBS USA Finance, Inc.
6.75%, 02/15/28 (i)	99	110
JBS USA Food Company
5.88%, 07/15/24 (i)	25	26
5.75%, 06/15/25 (i)	15	16
6.50%, 04/15/29 (i)	95	105
5.50%, 01/15/30 (i)	55	58
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (i)	95	85
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (f) (g)	500	522
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (i)	60	45
Mondelez International, Inc.
3.00%, 05/07/20	995	1,000
3.63%, 05/07/23	255	267
Performance Food Group Company
5.50%, 10/15/27 (i)	95	100
Pilgrim's Pride Corporation
5.88%, 09/30/27 (i)	190	204
Post Holdings, Inc.
5.50%, 03/01/25 - 12/15/29 (i)	165	173
Reynolds American Inc.
3.25%, 06/12/20	98	99
4.00%, 06/12/22	320	333
Safeway Inc.
5.88%, 02/15/28 (i)	165	175
Spectrum Brands, Inc.
5.00%, 10/01/29 (i)	15	15
		7,699
Consumer Discretionary 0.4%
Alibaba Group Holding Limited
3.13%, 11/28/21	291	295

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Allied Universal Holdco LLC
6.63%, 07/15/26 (i)	80	84
9.75%, 07/15/27 (i)	55	57
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	65	62
Aramark Services, Inc.
5.00%, 04/01/25 (i)	168	174
Argos Holdings Inc.
7.13%, 03/15/23 (i)	80	75
Boyne USA, Inc.
7.25%, 05/01/25 (i)	200	218
Carvana Co.
8.88%, 10/01/23 (i)	70	72
Cedar Fair, L.P.
5.25%, 07/15/29 (i)	80	86
Century Communities, Inc.
6.75%, 06/01/27 (i)	75	81
Constellation Merger Sub Inc.
8.50%, 09/15/25 (i)	80	68
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (i)	120	123
eBay Inc.
2.75%, 01/30/23	625	632
Eldorado Resorts, Inc.
6.00%, 04/01/25	100	106
Frontdoor, Inc.
6.75%, 08/15/26 (i)	125	137
Golden Entertainment, Inc.
7.63%, 04/15/26 (i)	65	68
Gray Television, Inc.
5.13%, 10/15/24 (i)	55	57
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	280	285
IAA Spinco Inc.
5.50%, 06/15/27 (i)	145	154
Installed Building Products, Inc.
5.75%, 02/01/28 (i)	90	93
IRB Holding Corp.
6.75%, 02/15/26 (i)	135	136
Jeld-Wen, Inc.
4.63%, 12/15/25 (i)	185	186
KAR Auction Services, Inc.
5.13%, 06/01/25 (i)	145	150
LTF Merger Sub, Inc.
8.50%, 06/15/23 (i)	200	205
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	115	124
MGM Resorts International
5.75%, 06/15/25	140	154
New Golden Nugget Inc.
6.75%, 10/15/24 (i)	225	228
8.75%, 10/01/25 (i)	30	31
NVA Holdings, Inc.
6.88%, 04/01/26 (i)	85	90
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (i)	85	89
8.50%, 05/15/27 (g) (i)	40	41
Penn National Gaming, Inc.
5.63%, 01/15/27 (g) (i)	155	159
PetSmart, Inc.
5.88%, 06/01/25 (i)	34	34
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (i)	226	234
Scientific Games International, Inc.
5.00%, 10/15/25 (i)	105	108
8.25%, 03/15/26 (i)	70	74
Six Flags Operations Inc.
4.88%, 07/31/24 (i)	185	192
Staples, Inc.
7.50%, 04/15/26 (i)	95	98
10.75%, 04/15/27 (g) (i)	30	31
Stars Group Holdings B.V.
7.00%, 07/15/26 (i)	130	138
Tempur Sealy International, Inc.
5.50%, 06/15/26	177	185
The ServiceMaster Company, LLC
5.13%, 11/15/24 (i)	160	167
The William Carter Company
5.63%, 03/15/27 (i)	100	107
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (i)	80	84
Viking Cruises Limited
5.88%, 09/15/27 (i)	195	206
Yum! Brands, Inc.
4.75%, 01/15/30 (i)	80	83
		6,261
Utilities 0.3%
AES Gener S.A.
7.13%, 03/26/79 (i)	200	210
Calpine Corporation
5.75%, 01/15/25 (g)	75	77
5.25%, 06/01/26 (i)	75	78
Consolidated Edison, Inc.
2.00%, 03/15/20	560	560
DTE Energy Company
2.53%, 10/01/24 (j)	275	276
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (f)	400	427
Engie Energia Chile Sa
5.63%, 01/15/21 (f)	450	467
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	565	571
2.90%, 04/01/22	115	117
NRG Energy, Inc.
5.25%, 06/15/29 (i)	110	118
Petrobras Argentina S.A.
7.38%, 07/21/23 (f)	100	82
PSEG Power LLC
3.85%, 06/01/23	585	614
PT Indonesia Power
5.50%, 11/22/21 (f)	400	424
Superior Plus LP
7.00%, 07/15/26 (i)	180	190
Talen Energy Supply, LLC
6.63%, 01/15/28 (i)	65	64
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (f)	200	228
Vistra Operations Company LLC
5.63%, 02/15/27 (i)	145	153
		4,656
Materials 0.2%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (i)	25	25
AK Steel Corporation
7.63%, 10/01/21	30	30
6.38%, 10/15/25 (g)	35	30
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (i)	200	213
Andina Acquisition Corporation
8.20%, 01/31/22 (f)	300	321
Ashland LLC
4.75%, 08/15/22 (j)	295	310
Berry Global Escrow Corporation
5.63%, 07/15/27 (i)	130	135
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22 (f)	200	203
Crown Americas LLC
4.75%, 02/01/26	234	245
DuPont de Nemours, Inc
3.77%, 11/15/20	440	448
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (i)	120	110
Freeport-McMoRan Inc.
4.55%, 11/14/24 (g)	400	410
Hexion Inc.
7.88%, 07/15/27 (g) (i)	55	54
Inversiones CMPC S.A.
4.50%, 04/25/22 (f)	350	364

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (i)	95	100
Southern Peru Copper Corporation (Sucursal Del Peru)
5.38%, 04/16/20	600	609
SunCoke Energy, Inc.
7.50%, 06/15/25 (i)	150	134
UPL Corporation Limited
3.25%, 10/13/21 (f)	400	402
		4,143
Information Technology 0.2%
Analog Devices, Inc.
2.95%, 01/12/21	645	651
Ascend Learning, LLC
6.88%, 08/01/25 (i)	195	203
Banff Merger Sub Inc.
9.75%, 09/01/26 (i)	45	43
CDK Global, Inc.
5.88%, 06/15/26	50	53
5.25%, 05/15/29 (i)	50	52
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (i)	204	209
Informatica LLC
7.13%, 07/15/23 (i)	185	188
Microchip Technology Incorporated
3.92%, 06/01/21	635	648
Paypal Holdings, Inc.
2.20%, 09/26/22	495	497
Radiate HoldCo, LLC
6.88%, 02/15/23 (g) (i)	135	139
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (i)	115	123
8.25%, 11/15/26 (i)	90	99
Riverbed Technology, Inc.
8.88%, 03/01/23 (e) (f)	65	35
SS&C Technologies, Inc.
5.50%, 09/30/27 (i)	150	157
		3,097
Real Estate 0.1%
ESH Hospitality, Inc.
5.25%, 05/01/25 (i)	225	233
4.63%, 10/01/27 (i)	50	50
Iron Mountain Incorporated
4.88%, 09/15/29 (i)	85	86
iStar Inc.
4.75%, 10/01/24	65	66
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27 (i)	110	124
MPT Operating Partnership, L.P.
5.25%, 08/01/26	215	225
4.63%, 08/01/29	80	82
Simon Property Group, L.P.
2.00%, 09/13/24	605	599
Welltower Inc.
3.63%, 03/15/24	615	646
WeWork Companies Inc.
7.88%, 05/01/25 (g) (i)	40	34
		2,145
Total Corporate Bonds And Notes (cost $133,857)		135,129
SENIOR LOAN INTERESTS 0.9%
Health Care 0.2%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.54%, (3M LIBOR + 2.50%), 02/16/23 (h)	55	55
Agiliti Health, Inc
Term Loan, 5.12%, (3M LIBOR + 3.00%), 10/18/25 (c) (h)	70	69
Air Methods Corporation
2017 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 04/12/24 (h)	75	60
Aldevron, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 09/20/26 (h) (q)	90	90
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (h)	71	70
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.79%, (3M LIBOR + 3.75%), 07/23/25 (h)	89	88
Bausch Health Companies Inc.
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 11/26/25 (h)	96	96
Catalent Pharma Solutions Inc.
Term Loan B2, 4.29%, (3M LIBOR + 2.25%), 05/10/26 (h)	99	100
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (h)	88	87
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/07/23 (h)	90	89
Concentra Inc.
2018 1st Lien Term Loan, 4.54%, (3M LIBOR + 2.50%), 06/01/22 (h)	135	136
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (h)	35	35
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 05/09/25 (h)	57	56
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (h)	50	41
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.81%, (3M LIBOR + 3.75%), 06/20/25 (h)	113	113
HC Group Holdings II, Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.50%), 05/22/26 (h)	90	90
IQVIA Inc.
2017 USD Term Loan B2, 4.10%, (1M LIBOR + 2.00%), 01/17/25 (h)	148	149
Jaguar Holding Company II
Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/18/22 (h) (q)	125	125
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 5.00%), 06/21/25 (h)	38	38
MED ParentCo LP
1st Lien Term Loan, 6.29%, (3M LIBOR + 4.25%), 08/01/26 (h)	28	28
MPH Acquisition Holdings LLC
2016 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/07/23 (h) (q)	10	10
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (h)	87	83
Parexel International Corporation
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/27/24 (h) (q)	40	38
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 7.06%, (3M LIBOR + 4.75%), 06/28/25 (h)	28	28
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (h)	19	18
Select Medical Corporation
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/13/24 (h)	—	—
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (h)	107	108
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 06/19/25 (h)	99	98
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (3M LIBOR + 3.00%), 06/16/24 (h)	35	34
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (h)	52	52
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (h)	96	96

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Vizient, Inc.
2019 Term Loan B5, 4.54%, (3M LIBOR + 2.50%), 04/17/26 (h)	20	20
Wink Holdco, Inc
1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 11/02/24 (h)	87	85
Zelis Healthcare Corp
Term Loan, 0.00%, (3M LIBOR + 4.75%), 09/26/26 (h) (q)	95	94
		2,379
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (h)	137	137
A-L Parent LLC
2016 1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 12/01/23 (h)	69	70
Alterra Mountain Company
Term Loan B1, 5.04%, (3M LIBOR + 3.00%), 06/28/24 (h)	99	99
American Tire Distributors Holdings, Inc.
Term Loan, 9.62%, (1M LIBOR + 7.50%), 10/01/21 (h)	62	54
Aramark Services, Inc.
Term Loan, 3.79%, (3M LIBOR + 1.75%), 03/01/25 (h)	90	90
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (h)	35	33
Caesars Entertainment Operating Company
Term Loan, 4.04%, (3M LIBOR + 2.00%), 04/03/24 (h)	116	116
Cengage Learning, Inc.
2016 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/07/23 (h)	93	88
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 08/16/24 (h)	46	41
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (h)	18	18
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (3M LIBOR + 2.50%), 02/01/24 (h)	28	27
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/08/24 (h) (q)	95	95
Explorer Holdings Inc
2016 Term Loan B, 0.00%, (3M LIBOR + 3.75%), 05/02/23 (h) (q)	40	40
FrontDoor Inc
2018 Term Loan B, 4.56%, (3M LIBOR + 2.50%), 08/16/25 (h)	67	68
Garda World Security Corporation
2017 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 05/12/24 (h)	99	99
Term Loan, 7.75%, (3M LIBOR + 2.50%), 05/12/24 (h)	—	—
Getty Images, Inc.
2019 USD Term Loan B, 6.56%, (3M LIBOR + 4.50%), 02/13/26 (h)	50	49
GOBP Holdings, Inc.
2019 Term Loan B, 5.76%, (3M LIBOR + 3.50%), 10/22/25 (h)	74	74
Hayward Industries, Inc.
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 08/04/24 (h)	24	23
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.77%, (3M LIBOR + 1.75%), 10/25/23 (h)	149	150
IAA, Inc.
Term Loan B, 4.31%, (3M LIBOR + 2.25%), 05/22/26 (h)	20	20
IRB Holding Corp
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/21/25 (h) (q)	10	10
IRB Holding Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 01/18/25 (h)	89	89
KAR Auction Services, Inc.
2019 Term Loan B6, 4.31%, (3M LIBOR + 2.25%), 09/13/26 (h)	84	85
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/20/25 (h)	106	106
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/08/26 (h)	76	76
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (h)	30	30
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.29%, (3M LIBOR + 2.25%), 08/15/25 (h)	25	25
PetSmart, Inc.
Consenting Term Loan, 6.04%, (3M LIBOR + 4.00%), 03/11/22 (h)	92	89
Playa Resorts Holding B.V.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/07/24 (h)	39	38
Prime Security Services Borrower, LLC
2019 Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 12/31/22 (h) (q)	55	54
Rentpath, Inc.
Term Loan, 6.80%, (3M LIBOR + 4.75%), 12/17/21 (e) (h)	261	134
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (h)	17	17
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (h)	72	71
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/09/26 (h)	80	80
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (h)	44	43
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/23/26 (h)	3	3
		2,341
Information Technology 0.1%
Access CIG, LLC
2018 1st Lien Term Loan, 6.07%, (3M LIBOR + 3.75%), 02/14/25 (h)	60	59
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (h)	66	64
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (h)	10	10
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 09/06/24 (h)	89	89
Ascend Learning, LLC
2017 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/29/24 (h)	103	103
Banff Merger Sub Inc
2018 USD Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/30/25 (h)	37	35
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/31/25 (h)	85	85
Bright Bidco B.V.
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 06/28/24 (h)	18	9
2018 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 06/28/24 (h)	36	17
Colorado Buyer Inc
Term Loan B, 5.04%, (1M LIBOR + 3.00%), 03/15/24 (h)	64	57
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (h)	37	37

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Cvent, Inc.
1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 11/30/24 (h)	72	71
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 (h)	135	136
DigiCert, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/31/26 (h) (q)	55	55
Dun & Bradstreet Corporation (The)
Term Loan, 7.05%, (6M LIBOR + 5.00%), 02/06/26 (h)	57	57
Dynatrace LLC
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 08/08/25 (h)	43	44
Emerald TopCo Inc
Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/16/26 (h)	35	35
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (h)	72	73
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 07/24/24 (h)	31	26
Flexera Software LLC
2018 1st Lien Term Loan, 5.55%, (3M LIBOR + 3.50%), 01/24/25 (h)	89	89
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (h)	90	90
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 07/01/24 (h)	20	20
2017 2nd Lien Term Loan, 9.04%, (3M LIBOR + 7.00%), 05/24/25 (h)	25	25
Informatica LLC
2018 USD Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/06/22 (h) (q)	70	70
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.50%), 11/06/25 (h)	37	36
KBR, Inc.
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 03/29/25 (h)	59	59
Kronos Incorporated
2017 Term Loan B, 5.25%, (3M LIBOR + 3.00%), 11/01/23 (h)	89	89
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.61%, (3M LIBOR + 4.50%), 07/13/25 (h)	37	34
NCR Corporation
2019 Term Loan, 4.64%, (3M LIBOR + 2.50%), 04/12/25 (h)	12	12
ON Semiconductor Corporation
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/26 (h) (q)	25	25
Plantronics Inc
2018 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 06/01/25 (h)	36	36
PowerSchool
2018 Term Loan B, 5.46%, (3M LIBOR + 3.25%), 06/15/25 (h)	72	70
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (h)	73	72
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (h)	58	57
Renaissance Holding Corp.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 05/21/25 (h)	76	75
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (h)	85	85
Ultimate Software Group Inc(The)
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 04/08/26 (h)	40	40
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (h)	77	75
		2,121
Industrials 0.1%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (h)	16	16
Achilles Acquisition LLC
2018 Term Loan, 6.06%, (3M LIBOR + 4.00%), 10/13/25 (h)	65	65
American Airlines, Inc.
Repriced Term Loan B, 4.12%, (3M LIBOR + 2.00%), 04/28/23 (h)	40	40
2017 Incremental Term Loan, 4.03%, (3M LIBOR + 2.00%), 12/14/23 (h)	45	45
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (h)	104	104
Comet Acquisition, Inc.
Term Loan, 5.62%, (3M LIBOR + 3.50%), 10/23/25 (h)	30	29
Compass Power Generation LLC
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 12/20/24 (h)	70	70
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 10/25/25 (h)	30	29
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (h)	29	29
EAB Global, Inc.
1st Lien Term Loan, 6.38%, (3M LIBOR + 3.75%), 08/15/22 (h)	90	89
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.60%, (1M LIBOR + 3.50%), 11/16/24 (h)	85	85
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (h)	93	93
Gates Global LLC
2017 USD Repriced Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/01/24 (h)	37	37
Milacron LLC
Amended Term Loan B, 4.54%, (3M LIBOR + 2.50%), 09/23/23 (h)	67	67
Minotaur Acquisition, Inc.
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 02/27/26 (h)	117	114
NCI Building Systems, Inc.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/12/25 (h)	38	37
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (h)	19	19
Pike Corporation
2019 Term Loan B, 5.30%, (3M LIBOR + 3.25%), 07/24/26 (h)	39	39
PODS, LLC
2018 1st Lien Term Loan, 5.05%, (3M LIBOR + 2.75%), 11/21/24 (h)	86	85
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/11/25 (h)	58	58
Southern Graphics, Inc.
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/31/22 (h)	17	12
2018 Term Loan B, 5.40%, (1M LIBOR + 3.25%), 12/31/22 (h)	19	14
Syncreon Global Finance (US) Inc.
Term Loan B, 0.00%, 10/28/20 (b) (e) (p)	218	101
Tamko Building Products, Inc
Term Loan B, 5.29%, (3M LIBOR + 3.25%), 05/15/26 (h)	25	25
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (h)	99	100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Titan Acquisition Limited
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 03/16/25 (h)	31	30
TransDigm, Inc.
2018 Term Loan F, 4.54%, (1M LIBOR + 2.50%), 06/09/23 (h)	115	115
USIC Holdings, Inc.
2017 Term Loan B, 5.29%, (3M LIBOR + 3.00%), 12/09/23 (h)	64	64
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 01/22/26 (h)	82	82
WP CPP Holdings, LLC
2018 Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/30/25 (h)	—	—
Term Loan, 6.01%, (3M LIBOR + 3.75%), 04/30/25 (h)	85	85
		1,778
Financials 0.1%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (h)	94	94
Alera Group Holdings, Inc.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 07/26/25 (h)	72	72
Allied Universal Holdco LLC
2019 Term Loan B, 6.51%, (3M LIBOR + 4.25%), 06/18/26 (h)	64	64
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (h)	43	43
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 0.00%, (3M LIBOR + 3.50%), 10/22/24 (h) (q)	15	15
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (h)	85	85
Asurion LLC
2018 Term Loan B7, 5.04%, (3M LIBOR + 3.00%), 11/15/24 (h)	89	89
2017 2nd Lien Term Loan, 8.54%, (3M LIBOR + 6.50%), 08/04/25 (h)	21	21
Blackstone CQP Holdco LP
Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/29/24 (h)	95	95
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.85%, (3M LIBOR + 2.75%), 06/30/23 (h)	90	89
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.00%), 10/04/24 (h)	91	90
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/04/24 (h)	38	37
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.31%, (3M LIBOR + 3.25%), 06/26/25 (h)	75	75
Gulf Finance, LLC
Term Loan B, 7.36%, (3M LIBOR + 5.25%), 08/25/23 (h)	73	56
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (1M LIBOR + 4.00%), 11/21/24 (h)	29	28
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (h)	35	35
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/04/25 (h)	43	27
RPI Finance Trust
Term Loan B6, 4.04%, (3M LIBOR + 2.00%), 03/13/23 (h)	58	59
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 11/06/25 (h)	86	84
Solera, LLC
USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/03/23 (h)	89	89
Tamko Building Products, Inc
Term Loan B, 5.37%, (3M LIBOR + 3.25%), 05/15/26 (h)	5	5
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 02/08/23 (h)	90	88
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.10%, (3M LIBOR + 5.00%), 03/18/26 (h)	31	28
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (h)	114	114
UGI Energy Services, LLC
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 08/01/26 (h)	45	45
US Foods, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 08/14/26 (h) (q)	55	55
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 07/01/26 (h)	33	33
WestJet Airlines Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/31/26 (h) (q)	65	65
Whatabrands LLC
Term Loan B, 5.52%, (3M LIBOR + 3.25%), 07/19/26 (h)	35	35
		1,715
Communication Services 0.1%
Alliant Holdings Intermediate, LLC
Term Loan B, 5.29%, (3M LIBOR + 3.25%), 05/10/25 (h)	60	59
Cincinnati Bell, Inc.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/02/24 (h)	38	37
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 08/08/26 (h)	45	45
CSC Holdings, LLC
2018 Incremental Term Loan, 4.28%, (3M LIBOR + 2.25%), 01/31/26 (h)	40	40
2019 Term Loan B4, 5.03%, (3M LIBOR + 3.00%), 05/07/27 (h)	85	85
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (h)	15	15
Digicel International Finance Limited
2017 Term Loan B, 5.34%, (3M LIBOR + 3.25%), 05/27/24 (h)	34	29
E.W. Scripps Company (The)
Incremental Term Loan B1, 4.79%, (3M LIBOR + 2.75%), 04/04/26 (h)	75	75
GoodRx, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 09/28/25 (h) (q)	35	35
1st Lien Term Loan, 4.81%, (3M LIBOR + 2.75%), 10/10/25 (h)	74	74
Gray Television, Inc.
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (e) (h)	149	149
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (h) (q)	10	10
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 12/01/23 (h)	90	90
GTT Communications, Inc.
2018 USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/27/25 (h)	84	68
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (h)	39	40
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (h) (q)	40	40
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (h)	100	100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.54%, (3M LIBOR + 4.50%), 06/20/24 (h)	55	48
Sinclair Television Group Inc.
Term Loan B2B, 4.54%, (3M LIBOR + 2.50%), 07/18/26 (h)	30	30
Speedcast International Limited
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 05/03/25 (c) (e) (h)	99	83
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (h)	91	90
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (h)	36	36
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (h) (q)	35	34
Uber Technologies
2018 Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/13/23 (h) (q)	15	15
2018 Term Loan, 6.03%, (3M LIBOR + 4.00%), 04/04/25 (h)	85	84
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (h)	25	25
		1,436
Materials 0.1%
Advanced Drainage Systems, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 09/18/26 (h) (q)	25	25
Aleris International, Inc.
Term Loan, 6.79%, (3M LIBOR + 4.75%), 04/15/23 (h)	89	89
Avantor, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 09/22/24 (h)	114	114
Berry Global, Inc.
Term Loan Q, 4.30%, (3M LIBOR + 2.25%), 10/01/22 (h)	15	15
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (h)	110	110
Charter NEX US, Inc.
Incremental Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/16/24 (h)	20	20
Flex Acquisition Co. Inc.
2018 Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/20/25 (h) (q)	40	38
Forterra Finance, LLC
2017 Term Loan B, 5.04%, (1M LIBOR + 3.00%), 10/25/23 (h)	48	45
GrafTech Finance, Inc.
2018 Term Loan B, 5.54%, (3M LIBOR + 3.50%), 02/01/25 (h)	72	70
Hexion Inc
USD Exit Term Loan, 5.82%, (3M LIBOR + 3.50%), 06/27/26 (h)	35	35
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.29%, (3M LIBOR + 4.25%), 06/30/22 (h)	42	37
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (h)	37	37
Pregis TopCo Corporation
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/25/26 (h) (q)	30	30
1st Lien Term Loan, 6.25%, (3M LIBOR + 4.00%), 07/25/26 (h)	10	10
Pro Mach Group, Inc.
2018 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 03/07/25 (h)	46	45
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.12%, (3M LIBOR + 4.00%), 06/26/25 (h)	38	37
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/18/25 (h)	—	—
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (h)	38	37
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/20/24 (h)	44	40
2017 1st Lien Term Loan, 5.76%, (3M LIBOR + 3.50%), 10/20/24 (h)	2	2
		836
Energy 0.0%
Brazos Delaware II, LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/16/25 (h)	79	73
Covia Holdings Corporation
Term Loan, 6.31%, (3M LIBOR + 4.00%), 05/17/25 (h)	35	28
EG Group Limited
2018 USD Term Loan B, 6.33%, (3M LIBOR + 4.00%), 02/01/25 (h)	60	59
ExGen Renewables IV, LLC
Term Loan B, 5.13%, (1M LIBOR + 3.00%), 11/15/24 (h)	53	52
Foresight Energy, LLC
2017 1st Lien Term Loan, 7.87%, (1M LIBOR + 5.75%), 03/16/22 (h)	85	45
Gavilan Resources, LLC
2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 02/24/24 (e) (h)	45	19
Howden Joinery Group PLC
Term Loan, 0.00%, (3M LIBOR + 5.25%), 09/23/26 (c) (h) (q)	20	19
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (h)	75	73
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (h)	77	73
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 02/28/25 (h)	47	40
Prairie ECI Acquiror LP
Term Loan B, 6.85%, (3M LIBOR + 4.75%), 03/07/26 (h)	45	44
		525
Consumer Staples 0.0%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/19/25 (h)	20	20
Albertsons, LLC
2019 Term Loan B8, 4.86%, (3M LIBOR + 2.75%), 08/07/26 (h)	65	66
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (h)	89	89
CHG PPC Parent LLC
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/16/25 (h)	49	49
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.29%, (1M LIBOR + 4.00%), 07/22/20 (h)	78	72
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (h)	124	125
KIK Custom Products, Inc.
2015 Term Loan B, 6.26%, (3M LIBOR + 4.00%), 08/26/22 (h)	79	74
Nestle Skin Health SA
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (h) (q)	20	20
		515
Utilities 0.0%
Calpine Corporation
Term Loan B9, 4.86%, (3M LIBOR + 2.75%), 03/22/26 (h)	100	100
2019 Term Loan B10, 4.54%, (3M LIBOR + 2.50%), 08/02/26 (h)	10	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Edgewater Generation, L.L.C.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 11/29/25 (h)	75	74
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/05/25 (h)	94	92
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.02%, (3M LIBOR + 2.00%), 12/11/25 (h)	57	57
1st Lien Term Loan B3, 4.04%, (3M LIBOR + 2.00%), 12/11/25 (h)	85	85
		418
Real Estate 0.0%
ESH Hospitality, Inc.
2019 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/30/23 (h)	81	82
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/18/26 (h) (q)	5	5
Forest City Enterprises, L.P.
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/24/25 (h)	124	125
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (h)	84	85
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (h)	90	90
		387
Total Senior Loan Interests (cost $14,929)		14,451
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.8%
Porsche Automobil Holding SE (r)	205	13,322
Total Preferred Stocks (cost $12,203)		13,322
INVESTMENT COMPANIES 0.8%
Altaba Inc (g)	633	12,325
Total Investment Companies (cost $31,142)		12,325
SHORT TERM INVESTMENTS 7.4%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (s) (t)	76,676	76,676
U.S. Treasury Bill 2.2%
Treasury, United States Department of
2.42%, 10/10/19 (u)	10,030	10,025
2.16%, 11/07/19 (u)	10,040	10,020
1.94%, 12/05/19 (u)	9,500	9,469
1.92%, 02/13/20 (u)	6,500	6,457
		35,971
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (s) (t)	8,512	8,512
Total Short Term Investments (cost $121,153)		121,159
Total Investments 103.9% (cost $1,666,753)		1,695,203
Total Securities Sold Short (8.6)% (proceeds $142,440)		(140,984)
Other Assets and Liabilities, Net 4.7%		77,787
Total Net Assets 100.0%		1,632,006

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) All or a portion of the security was on loan as of September 30, 2019.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $195,677 and 12.0% of the Fund.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Convertible security.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(u) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (8.6%)
INVESTMENT COMPANIES (7.7%)
Financial Select Sector SPDR Fund	(696)	(19,485)
iShares Russell 1000 Growth ETF	(168)	(26,805)
SPDR S&P 500 ETF	(101)	(30,091)
SPDR S&P Regional Banking ETF	(779)	(41,121)
Utilities Select Sector SPDR Fund	(141)	(9,130)
Total Investment Companies (proceeds $128,212)		(126,632)
PREFERRED STOCKS (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG (a)	(54)	(9,243)
Total Preferred Stocks (proceeds $8,471)		(9,243)
COMMON STOCKS (0.3%)
Communication Services (0.3%)
Tencent Holdings Limited	(121)	(5,109)
Total Common Stocks (proceeds $5,757)		(5,109)
Total Securities Sold Short (8.6%) (proceeds $142,440)		(140,984)

(a) Convertible security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.7%
Switzerland	5.9
Cayman Islands	3.2
China	3.1
United Kingdom	2.9
Germany	2.7
Belgium	2.2
South Africa	1.8
Japan	1.7
Netherlands	0.9
South Korea	0.6
Mexico	0.3
Brazil	0.3
Chile	0.3
Colombia	0.3
Canada	0.2
Malaysia	0.2
Peru	0.2
India	0.2
Indonesia	0.2
Australia	0.2
Singapore	0.2
Bermuda	0.1
Ireland	0.1
Israel	0.1
Dominican Republic	0.1
Thailand	0.1
Panama	0.1
Hong Kong	0.1
Luxembourg	—
Costa Rica	—
Guatemala	—
France	—
Virgin Islands (British)	—
Norway	—
Jamaica	—
Argentina	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	312	321	—
Axiata SPV2 Berhad, 3.47%, 11/19/20	07/08/19	1,262	1,261	0.1
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/20	07/10/19	306	306	—
Banco Bradesco S/A., 5.90%, 01/16/21	07/08/19	985	982	0.1
Banco BTG Pactual S.A., 4.00%, 01/16/20	08/20/19	201	200	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	151	157	—
Banco del Estado de Chile, 2.67%, 01/08/21	09/11/19	702	702	0.1
Banco do Brasil S.A, 8.50%, 10/20/20	07/29/19	263	262	—
Banco Internacional Del Peru S.A.A. – Interbank, 5.75%, 10/07/20	07/11/19	330	331	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	08/21/18	805	803	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	12/17/18	794	809	0.1
Banco Santander-Chile, 2.50%, 12/15/20	09/11/19	150	151	—
Bangkok Bank Public Company Limited, 4.80%, 10/18/20	07/29/19	451	452	—
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	208	208	—
BBVA Bancomer SA, 7.25%, 04/22/20	07/12/19	869	869	0.1
BBVA Bancomer, S.A., 6.50%, 03/10/21	06/19/19	156	157	—
Bharat Petroleum Corporation Limited, 4.38%, 01/24/22	09/23/19	829	828	0.1
Bharat Petroleum Corporation Limited, 4.63%, 10/25/22	07/12/17	208	211	—
Braskem Finance Ltd, 7.00%, 05/07/20	07/10/19	410	409	—
Bx Trust, Series 2018-F-MCSF REMIC, 4.67%, 04/15/20	04/06/18	908	915	0.1
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/02/19	411	425	—
Calfrac Well Services Ltd., 8.50%, 06/15/26	05/15/18	25	11	—
China National Petroleum Corporation, 4.50%, 04/28/21	07/09/19	206	206	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China National Petroleum Corporation, 3.95%, 04/19/22	07/12/17	1,031	1,034	0.1
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 5.77%, 11/15/19	12/01/17	331	331	—
CK Hutchison International (17) (II) Limited, 2.25%, 09/29/20	07/11/19	200	200	—
CNOOC Finance (2012) Limited, 3.88%, 05/02/22	06/28/19	412	413	—
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	07/02/19	513	512	—
Comcel Trust, 6.88%, 02/06/24	02/25/19	205	207	—
Continental Senior Trustees (Cayman) Ltd., 5.50%, 11/18/20	07/26/19	516	517	—
Corporacion Nacional del Cobre de Chile, 3.00%, 07/17/22	09/25/19	204	203	—
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.44%, 04/07/21	05/04/17	338	338	—
Credit Suisse Mortgage Trust, Series 2017-D-CHOP REMIC, 3.93%, 07/15/32	06/20/17	986	988	0.1
Credit Suisse Mortgage Trust, Series 2017-XB-LSTK REMIC - Interest Only, 0.32%, 04/07/33	05/08/17	3	3	—
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	10/27/16	1,290	1,302	0.1
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	427	427	—
Ena Norte SA, 4.95%, 04/25/23	11/02/18	554	568	—
Engie Energia Chile Sa, 5.63%, 01/15/21	07/30/19	467	467	—
Enterprise Merger Sub Inc., 8.75%, 10/15/26	09/28/18	19	15	—
Foresight Energy LLC, 11.50%, 04/01/23	05/14/18	129	33	—
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	300	309	—
Globo Comunicacao e Participacoes S.A., 4.88%, 04/11/22	08/07/18	805	830	0.1
Gobierno de la Republica de Costa Rica, 10.00%, 08/01/20	10/11/16	326	326	—
Great Wolf Trust, Series 2017-F-WOLF, 6.10%, 09/15/34	09/26/17	249	249	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	02/21/19	509	526	—
Grupo Bimbo S.A.B. de C.V., 4.88%, 06/30/20	07/12/19	508	508	—
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	418	418	—
Hutchison Whampoa International (11) Limited, 4.63%, 01/13/22	07/12/19	522	523	—
Indian Oil Corpn. Limited, 5.63%, 08/02/21	09/12/16	1,050	1,052	0.1
Industrial Senior Trust, 5.50%, 11/01/22	01/08/19	99	105	—
Inversiones CMPC S.A., 4.50%, 04/25/22	07/12/17	363	364	—
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/11/19	723	722	0.1
LATAM Airlines Group S.A., 6.00%, 12/15/20	05/04/16	365	368	—
LATAM Finance Limited, 6.88%, 04/11/24	03/22/19	307	315	—
LCCM Mortgage Trust, Series 2014-MRC-PKMD REMIC, 2.95%, 11/18/19	09/26/17	1,018	1,017	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	812	814	0.1
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	04/29/19	512	522	—
Media Group Holdings LLC	04/23/13	50,938	574	0.1
Millicom International Cellular SA, 6.00%, 03/15/25	04/22/19	206	207	—
Morgan Stanley & Co. LLC, Series 2014-LNCX-C19 REMIC - Interest Only, 0.60%, 12/17/46	06/29/17	737	690	0.1
Morgan Stanley Capital I Trust, Series 2014-CPT REMIC, 3.56%, 07/15/21	09/20/19	565	566	—
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo, 3.38%, 11/05/20	07/09/19	302	301	—
Oleoducto Central S.A., 4.00%, 05/07/21	05/25/18	1,004	1,021	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	08/08/17	400	400	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/29/16	1,412	1,517	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	06/19/19	507	510	—
Petrobras Argentina S.A., 7.38%, 07/21/23	08/08/18	94	82	—
Petroliam Nasional Berhad (PETRONAS), 2.71%, 03/18/20	07/12/19	1,221	1,222	0.1
Presidencia de la Republica Dominicana, 7.50%, 05/06/21	02/27/17	765	763	0.1
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	423	424	—
PT Pertamina (Persero), 5.25%, 05/23/21	07/01/19	626	625	0.1
PT Pertamina (Persero), 4.88%, 05/03/22	06/14/19	524	527	—
PTTEP Canada International Finance Limited, 5.69%, 04/05/21	09/17/19	419	419	—
PTTEP Treasury Center Company Limited, 4.60%, callable at 100 beginning 07/17/22	04/29/19	200	204	—
Reliance Holding USA, Inc., 4.50%, 10/19/20	07/03/19	509	510	—
Reliance Holding USA, Inc., 5.40%, 02/14/22	02/13/17	681	691	0.1
Riverbed Technology, Inc., 8.88%, 03/01/23	05/30/18	62	35	—
Scotiabank Peru S.A.A., 4.50%, 12/13/27	09/16/19	187	186	—
Sinochem Overseas Capital Co Ltd, 4.50%, 11/12/20	07/29/19	766	766	0.1
Sinopec Group Overseas Development (2015) Limited, 2.50%, 04/28/20	07/02/19	900	901	0.1
Sinopec Group Overseas Development 2017 Limited, 2.25%, 09/13/20	08/12/19	200	200	—
SPARC Limited, 0.00%, 12/05/22	10/05/17	566	572	—
Syngenta Finance N.V., 3.70%, 04/24/20	07/18/19	201	201	—
Tapstone Energy, LLC, 9.75%, 06/01/22	05/18/18	50	13	—
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	217	228	—
The Republic of Indonesia, The Government of, 3.75%, 04/25/22	06/14/19	612	618	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/22/18	399	413	—
United Overseas Bank Limited, 2.74%, 04/23/21	09/06/19	201	200	—
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	499	506	—
United Overseas Bank Limited, 3.75%, 04/15/29	09/25/19	363	363	—
UPL Corporation Limited, 3.25%, 10/13/21	11/28/17	400	402	—
Vine Oil & Gas LP, 8.75%, 04/15/23	07/18/18	61	30	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	10/04/18	672	678	0.1
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	260	260	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
	95,602	45,327	2.8

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
Allied Universal Holdco LLC – 2019 Delayed Draw Term Loan	6	—
MED ParentCo LP – 1st Lien Delayed Draw Term Loan	7	—
Mister Car Wash Holdings, Inc. – 2019 Delayed Draw Term Loan	4	—
NCR Corporation – 2019 Delayed Draw Term Loan	13	—
	30	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund
COMMON STOCKS 92.4%
United States of America 25.9%
AmerisourceBergen Corporation	47	3,868
Amgen Inc.	2	301
Apache Corporation	303	7,752
Capital One Financial Corporation	49	4,421
Cardinal Health, Inc.	74	3,498
Citigroup Inc.	118	8,163
Comcast Corporation - Class A	101	4,538
CommScope Holding Company, Inc. (a)	157	1,850
Coty Inc. - Class A	289	3,039
Exxon Mobil Corporation	85	5,995
Gilead Sciences Inc.	160	10,140
Kellogg Co.	166	10,716
Mattel Inc. (a) (b)	322	3,665
Navistar International Corporation (a)	130	3,642
Oracle Corporation	134	7,367
The Kroger Co.	322	8,301
United Parcel Service Inc. - Class B	44	5,290
Verizon Communications Inc.	34	2,046
Walgreens Boots Alliance Inc.	184	10,158
Wells Fargo & Co.	109	5,508
		110,258
United Kingdom 9.1%
Barclays Plc	1,728	3,189
BP P.L.C.	1,343	8,509
HSBC Holdings Plc (b)	750	5,790
Kingfisher Plc	2,449	6,217
Standard Chartered PLC	913	7,672
Vodafone Group Public Limited Company	3,668	7,307
		38,684
Japan 8.9%
Kirin Holdings Co. Ltd.	176	3,724
Mitsui Fudosan Co. Ltd.	195	4,852
Panasonic Corp.	765	6,236
Seven & I Holdings Co., Ltd.	116	4,462
Sumitomo Mitsui Financial Group Inc.	150	5,134
Suntory Beverage & Food Limited	86	3,670
Taiheiyo Cement Corp.	71	1,921
Takeda Pharmaceutical Co. Ltd.	236	8,089
		38,088
France 7.5%
BNP Paribas SA	188	9,160
Cie de Saint-Gobain	70	2,757
Credit Agricole SA	391	4,744
Sanofi SA	95	8,816
Veolia Environnement	249	6,307
		31,784
Germany 5.6%
Bayer AG	111	7,860
E.ON SE	553	5,374
Merck KGaA	39	4,388
Siemens AG	56	6,059
		23,681
Netherlands 4.8%
Aegon NV	844	3,509
ING Groep N.V.	840	8,796
Royal Dutch Shell PLC - Class B	284	8,365
		20,670
China 4.3%
Baidu, Inc. - Class A - ADR (a)	33	3,415
China Life Insurance Company Limited - Class H	2,664	6,174
China Mobile Ltd.	524	4,347
China Telecom Corp. Ltd. - Class H - ADR	100	4,545
		18,481
South Korea 3.6%
KB Financial Group Inc. - ADR	152	5,425
Samsung Electronics Co Ltd - GDR (c)	10	10,013
		15,438
Switzerland 3.1%
Alcon AG (a)	3	184
Novartis AG	16	1,368
Roche Holding AG	25	7,369
UBS Group AG	385	4,374
		13,295
Hong Kong 3.0%
CK Asset Holdings Limited	32	215
CK Hutchison Holdings Limited	948	8,383
Kunlun Energy Co. Ltd.	4,611	3,974
Value Partners Group Limited (b)	704	356
		12,928
India 2.7%
Bharti Airtel Ltd.	1,193	6,183
Hero Motocorp Ltd.	141	5,403
		11,586
Ireland 2.6%
Allergan Public Limited Company	59	9,974
Bank of Ireland Group Public Limited Company	292	1,160
		11,134
Luxembourg 2.2%
SES S.A. - FDR	512	9,324
Singapore 2.0%
Singapore Telecommunications Limited	3,760	8,433
Canada 1.9%
Husky Energy Inc. (a)	254	1,788
Wheaton Precious Metals Corp.	244	6,392
		8,180
Italy 1.3%
ENI SpA	362	5,530
Thailand 1.2%
Bangkok Bank PCL - NVDR	269	1,529
Bangkok Bank PCL	642	3,701
		5,230
Denmark 1.0%
A P Moller - Maersk A/S - Class B (b)	3	3,714
The Drilling Company of 1972 A/S (a)	7	369
		4,083
Spain 0.9%
Telefonica SA	484	3,695
Israel 0.6%
Teva Pharmaceutical Industries Ltd. - ADR (a) (b)	386	2,653
Indonesia 0.2%
Matahari Department Store Tbk PT	4,171	1,009
Total Common Stocks (cost $416,974)		394,164
SHORT TERM INVESTMENTS 7.7%
Investment Companies 7.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	30,527	30,527
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	2,358	2,358
Total Short Term Investments (cost $32,885)		32,885
Total Investments 100.1% (cost $449,859)		427,049
Other Assets and Liabilities, Net (0.1)%		(465)
Total Net Assets 100.0%		426,584

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $10,013 and 2.3% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 49.9%
India 10.1%
India, Government of
8.20%, 02/15/22, INR	479,000	7,085
8.35%, 05/14/22, INR	120,200	1,787
8.15%, 06/11/22, INR	1,623,000	24,044
8.08%, 08/02/22, INR	1,329,000	19,728
8.13%, 09/21/22, INR	48,000	714
6.84%, 12/19/22, INR	228,000	3,282
7.16%, 05/20/23, INR	75,600	1,096
8.83%, 11/25/23, INR	2,176,400	33,379
7.68%, 12/15/23, INR	1,872,000	27,630
9.15%, 11/14/24, INR	812,000	12,716
6.79%, 05/15/27, INR	708,100	9,997
		141,458
Indonesia 8.3%
The Republic of Indonesia, The Government of
8.38%, 03/15/24 - 09/15/26, IDR	971,824,000	73,037
7.00%, 05/15/27, IDR	619,889,000	43,159
		116,196
Brazil 7.8%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21 - 01/01/27, BRL	406,692	109,442
Mexico 7.7%
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 12/11/19, MXN	643,410	32,409
8.00%, 06/11/20 - 12/07/23, MXN	182,030	9,377
2.50%, 12/10/20, MXN (a)	4,813	242
6.50%, 06/10/21 - 06/09/22, MXN	676,900	34,141
7.25%, 12/09/21, MXN	599,010	30,712
10.00%, 12/05/24, MXN	13,340	773
		107,654
United States of America 5.1%
Treasury, United States Department of
1.25%, 01/31/20 (b)	24,100	24,047
1.50%, 08/31/21 - 09/30/21	48,568	48,436
		72,483
South Korea 4.5%
The Bank of Korea
1.85%, 10/02/19, KRW	24,260,000	20,282
1.87%, 11/09/19, KRW	9,120,000	7,629
2.06%, 12/02/19, KRW	15,930,000	13,332
2.16%, 02/02/20, KRW	1,530,000	1,282
2.14%, 06/02/20, KRW	2,962,000	2,489
2.05%, 10/05/20, KRW	6,280,000	5,288
1.18%, 08/02/21, KRW	3,111,000	2,596
The Republic of Korea, Government of
1.75%, 06/10/20, KRW	1,530,000	1,283
1.38%, 09/10/21, KRW	4,666,000	3,904
2.00%, 12/10/21, KRW	5,701,000	4,835
		62,920
Ghana 2.8%
Ghana, Government of
17.24%, 11/11/19, GHS	340	63
21.50%, 03/09/20, GHS	370	70
21.00%, 03/23/20, GHS	1,385	260
18.50%, 06/01/20, GHS	210	39
17.18%, 06/06/20, GHS	830	153
18.25%, 09/21/20 - 07/25/22, GHS	4,640	847
24.00%, 11/23/20, GHS	13,760	2,687
16.50%, 02/17/20 - 02/06/23, GHS	8,620	1,562
16.25%, 05/17/21, GHS	14,870	2,659
24.50%, 06/21/21, GHS	8,540	1,704
24.75%, 03/01/21 - 07/19/21, GHS	33,940	6,779
19.50%, 10/18/21, GHS	36,816	6,849
18.75%, 01/24/22, GHS	11,430	2,092
17.60%, 11/28/22, GHS	370	66
19.00%, 11/02/26, GHS	33,440	5,997
19.75%, 03/25/24 - 03/15/32, GHS	42,160	7,629
		39,456
Colombia 2.0%
Presidencia de la Republica de Colombia
11.00%, 07/24/20, COP	4,536,000	1,372
7.75%, 04/14/21, COP	13,557,000	4,055
7.00%, 05/04/22, COP	6,905,000	2,089
4.38%, 03/21/23, COP	592,000	166
10.00%, 07/24/24, COP	23,517,000	8,154
7.50%, 08/26/26, COP	38,018,800	12,151
9.85%, 06/28/27, COP	942,000	343
		28,330
Argentina 0.9%
Presidencia De La Nacion
4.50%, 02/13/20 (c)	5,024	1,783
4.00%, 03/06/20, ARS (d)	3,394	42
67.42%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (e)	9,000	70
18.20%, 10/03/21, ARS	484,003	2,934
16.00%, 10/17/23, ARS	450,969	2,877
15.50%, 10/17/26, ARS	885,973	5,653
		13,359
Kenya 0.7%
Kenya, Government of
6.88%, 06/24/24 (f)	9,424	9,930
Total Government And Agency Obligations (cost $829,749)		701,228
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 South Africa Ltd
3.00%, 12/31/22 (c) (g) (h)	9,899	74
8.00%, 12/31/22, EUR (c) (g) (h)	3,322	18
K2016470260 South Africa Ltd
25.00%, 12/31/22 (c) (g) (h)	2,725	68
Total Corporate Bonds And Notes (cost $9,226)		160
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (c) (h) (i) (j)	124,902	82
Edcon Holdings Ltd. - Class B (c) (h) (i) (j)	14,399	9
Total Common Stocks (cost $106)		91
WARRANTS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (c) (i) (j)	6	—
Edcon Holdings Ltd. (c) (i) (j)	9,235	—
Edcon Holdings Ltd. (c) (i) (j)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 44.6%
Investment Companies 16.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (k) (l)	229,799	229,799
Treasury Securities 14.2%
Cabinet Office, Government of Japan
-0.15%, 10/07/19, JPY (m)	2,526,000	23,362
-0.15%, 10/15/19, JPY (m)	2,994,800	27,699
-0.18%, 12/10/19, JPY (m)	2,118,000	19,594
Gobierno Federal de los Estados Unidos Mexicanos
7.88%, 01/02/20, MXN (m)	17,042	8,472
7.59%, 02/27/20, MXN (m)	40,320	19,825
7.64%, 04/02/20, MXN (m)	16,333	7,978
Presidencia Da Republica Federativa Do Brasil
5.55%, 01/01/20, BRL (m)	24,990	5,939
5.36%, 04/01/20, BRL (m)	91,620	21,524
7.49%, 07/01/20, BRL (m)	184,647	42,885
5.23%, 04/01/21, BRL (m)	43,320	9,683
5.25%, 07/01/21, BRL (m)	16,660	3,671
Presidencia De La Nacion
2889.28%, 03/30/20, ARS (m)	404,681	5,810
68.92%, 04/28/20, ARS (m)	199,623	2,547
45.48%, 05/28/20, ARS (m)	520	5
51.61%, 07/29/20, ARS (m)	51,589	494
57.81%, 10/29/20, ARS (m)	23,091	173
		199,661

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 13.0%
Treasury, United States Department of
2.42%, 10/10/19 (m)	77,000	76,959
1.98%, 10/29/19 (b) (m)	16,430	16,404
2.05%, 10/31/19 (b) (m)	24,100	24,062
2.33%, 11/29/19 (m)	23,914	23,843
1.94%, 12/05/19 (m)	17,820	17,763
2.06%, 01/30/20 (m)	24,042	23,898
		182,929
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (k) (l)	13,920	13,920
Total Short Term Investments (cost $654,821)		626,309
Total Investments 94.5% (cost $1,493,902)		1,327,788
Other Derivative Instruments 1.6%		21,871
Other Assets and Liabilities, Net 3.9%		55,905
Total Net Assets 100.0%		1,405,564

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $9,930 and 0.7% of the Fund.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(m) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class A	02/28/17	95	82	—
Edcon Holdings Ltd. - Class B	02/27/17	11	9	—
K2016470219 South Africa Ltd, 3.00%, 12/31/22	02/28/17	3,924	74	—
K2016470219 South Africa Ltd, 8.00%, 12/31/22	02/27/17	2,240	18	—
K2016470260 South Africa Ltd, 25.00%, 12/31/22	02/27/17	3,062	68	—
		9,332	251	—

JNL/Franklin Templeton Global Multisector Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	3.49	(S)	03/31/44	3,320	(4)	(1,211)
3M LIBOR (Q)	Receiving	2.38	(S)	11/18/46	80,600	53	(11,982)
3M LIBOR (Q)	Receiving	2.59	(S)	07/27/47	45,400	11	(9,052)
3M LIBOR (Q)	Receiving	2.98	(S)	02/20/48	12,422	—	(3,647)
3M LIBOR (Q)	Receiving	3.00	(S)	02/22/48	12,422	—	(3,712)
3M LIBOR (Q)	Receiving	3.02	(S)	02/23/48	12,422	—	(3,761)
						60	(33,365)

JNL/Franklin Templeton Global Multisector Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	MSC	Put	0.67	11/14/19	AUD	23,000	—

JNL/Franklin Templeton Global Multisector Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	MSC	Call	0.72	11/14/19	AUD	23,000	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/08/19	AUD	486	328	(2)
AUD/USD	JPM	10/11/19	AUD	11,535	7,788	(28)
AUD/USD	CIT	10/15/19	AUD	10,281	6,943	(38)
AUD/USD	JPM	10/15/19	AUD	26,205	17,696	(64)
AUD/USD	JPM	10/23/19	AUD	33,243	22,456	(79)
AUD/USD	CIT	11/13/19	AUD	10,245	6,925	(36)
AUD/USD	JPM	11/13/19	AUD	11,535	7,797	(26)
AUD/USD	CIT	11/15/19	AUD	10,245	6,926	(36)
AUD/USD	JPM	11/15/19	AUD	29,340	19,833	(67)
AUD/USD	JPM	11/20/19	AUD	881	596	(2)
AUD/USD	CIT	11/21/19	AUD	7,784	5,263	(27)
AUD/USD	JPM	11/21/19	AUD	749	506	(2)
AUD/USD	JPM	11/22/19	AUD	33,243	22,476	(110)
AUD/USD	CIT	12/03/19	AUD	486	328	(2)
AUD/USD	JPM	01/15/20	AUD	26,205	17,744	(129)
EUR/USD	JPM	10/11/19	EUR	29,755	32,455	(702)
EUR/USD	CIT	10/15/19	EUR	3,701	4,038	(14)
EUR/USD	JPM	10/23/19	EUR	17,230	18,813	(404)
EUR/USD	CIT	10/29/19	EUR	12,058	13,172	(45)
EUR/USD	JPM	10/29/19	EUR	786	859	(18)
EUR/USD	CIT	11/04/19	EUR	36,640	40,043	(135)
EUR/USD	JPM	11/13/19	EUR	7,867	8,602	(184)
EUR/USD	JPM	11/15/19	EUR	2,025	2,215	(48)
EUR/USD	DUB	12/16/19	EUR	61,927	67,897	(719)
INR/USD	HSB	10/03/19	INR	478,431	6,750	(2)
INR/USD	JPM	10/15/19	INR	682,000	9,609	(1)
JPY/AUD	JPM	11/21/19	AUD	(33,680)	(22,771)	(304)
JPY/AUD	HSB	12/12/19	AUD	(31,430)	(21,263)	660
JPY/AUD	JPM	12/12/19	AUD	(14,250)	(9,640)	289
JPY/AUD	JPM	01/14/20	AUD	(20,580)	(13,935)	139
JPY/AUD	JPM	02/21/20	AUD	(33,680)	(22,825)	(302)
JPY/AUD	CIT	02/25/20	AUD	(19,790)	(13,413)	(188)
JPY/AUD	CIT	03/06/20	AUD	(38,215)	(25,907)	(309)
JPY/AUD	JPM	03/12/20	AUD	(18,590)	(12,604)	376
JPY/AUD	HSB	03/13/20	AUD	(7,980)	(5,411)	141
JPY/AUD	JPM	05/21/20	AUD	(33,680)	(22,869)	(299)
JPY/AUD	HSB	06/12/20	AUD	(8,150)	(5,536)	149
JPY/AUD	JPM	06/12/20	AUD	(22,220)	(15,094)	412
JPY/AUD	JPM	08/21/20	AUD	(33,680)	(22,909)	(295)
JPY/AUD	CIT	08/24/20	AUD	(19,737)	(13,426)	(188)
JPY/EUR	CIT	10/31/19	EUR	(10,480)	(11,450)	(9)
JPY/EUR	HSB	11/22/19	EUR	(12,732)	(13,931)	10
JPY/EUR	CIT	12/30/19	EUR	(10,480)	(11,505)	(3)
JPY/EUR	HSB	02/25/20	EUR	(12,732)	(14,032)	11
JPY/EUR	HSB	03/25/20	EUR	(12,732)	(14,060)	35
JPY/EUR	CIT	03/31/20	EUR	(10,480)	(11,577)	(9)
JPY/EUR	HSB	05/22/20	EUR	(12,732)	(14,112)	14
JPY/EUR	CIT	06/30/20	EUR	(10,480)	(11,645)	(16)
JPY/EUR	HSB	08/24/20	EUR	(12,732)	(14,197)	19
JPY/EUR	CIT	09/30/20	EUR	(10,480)	(11,713)	(17)
JPY/USD	HSB	10/21/19	JPY	2,164,824	20,050	(131)
JPY/USD	JPM	10/21/19	JPY	1,363,904	12,632	(73)
JPY/USD	CIT	11/26/19	JPY	1,624,805	15,082	(282)
JPY/USD	JPM	11/27/19	JPY	1,155,215	10,724	(190)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	JPM	12/05/19	JPY	627,678	5,831	(52)
JPY/USD	HSB	12/06/19	JPY	1,927,859	17,910	(165)
JPY/USD	JPM	12/06/19	JPY	652,967	6,066	(55)
JPY/USD	HSB	12/19/19	JPY	2,249,253	20,926	(66)
JPY/USD	JPM	12/20/19	JPY	1,104,869	10,280	(37)
JPY/USD	CIT	02/26/20	JPY	1,714,165	16,024	(297)
JPY/USD	CIT	02/27/20	JPY	1,168,840	10,927	(191)
JPY/USD	JPM	02/27/20	JPY	1,155,237	10,800	(188)
JPY/USD	CIT	02/28/20	JPY	2,244,646	20,985	(516)
JPY/USD	HSB	03/06/20	JPY	755,532	7,066	(55)
JPY/USD	JPM	03/06/20	JPY	717,566	6,711	(60)
JPY/USD	HSB	03/23/20	JPY	3,260,774	30,529	(159)
JPY/USD	JPM	03/23/20	JPY	2,207,362	20,666	(91)
JPY/USD	JPM	03/24/20	JPY	572,904	5,364	(75)
JPY/USD	HSB	06/08/20	JPY	755,532	7,107	(56)
JPY/USD	JPM	06/08/20	JPY	717,566	6,750	(61)
JPY/USD	JPM	06/22/20	JPY	1,104,869	10,402	(46)
JPY/USD	BNP	06/24/20	JPY	2,792,115	26,289	(379)
JPY/USD	CIT	08/31/20	JPY	1,406,387	13,294	(314)
KRW/USD	CIT	11/21/19	KRW	1,012,500	848	2
KRW/USD	DUB	11/29/19	KRW	3,200,000	2,679	6
NOK/USD	DUB	10/03/19	NOK	29,451	3,237	(14)
NOK/USD	DUB	11/14/19	NOK	58,348	6,418	(136)
NOK/USD	DUB	11/18/19	NOK	24,075	2,648	(49)
NOK/USD	DUB	11/19/19	NOK	97,370	10,711	(110)
NOK/USD	DUB	11/26/19	NOK	72,181	7,941	(114)
NOK/USD	DUB	12/19/19	NOK	97,370	10,716	(108)
NOK/USD	DUB	12/23/19	NOK	58,953	6,489	(100)
NOK/USD	DUB	02/26/20	NOK	72,181	7,947	(113)
NOK/USD	DUB	03/23/20	NOK	58,953	6,491	(103)
NOK/USD	DUB	03/24/20	NOK	44,345	4,883	(49)
SEK/EUR	DUB	10/15/19	EUR	(10,381)	(11,326)	(73)
SEK/EUR	DUB	11/13/19	EUR	(10,378)	(11,348)	(73)
SEK/EUR	DUB	12/13/19	EUR	(10,374)	(11,371)	(72)
SEK/EUR	DUB	02/13/20	EUR	(10,367)	(11,417)	(72)
SEK/EUR	DUB	03/13/20	EUR	(10,363)	(11,435)	(72)
SEK/EUR	DUB	06/15/20	EUR	(10,350)	(11,490)	(73)
SEK/USD	DUB	10/03/19	SEK	40,048	4,069	(52)
SEK/USD	DUB	10/29/19	SEK	65,932	6,711	(140)
SEK/USD	DUB	11/19/19	SEK	7,962	811	(19)
SEK/USD	DUB	11/26/19	SEK	160,027	16,315	(345)
SEK/USD	DUB	11/29/19	SEK	98,359	10,029	(193)
USD/AUD	CIT	10/08/19	AUD	(486)	(328)	19
USD/AUD	JPM	10/11/19	AUD	(11,535)	(7,788)	490
USD/AUD	CIT	10/15/19	AUD	(10,281)	(6,943)	425
USD/AUD	JPM	10/15/19	AUD	(26,205)	(17,696)	1,087
USD/AUD	JPM	10/23/19	AUD	(33,243)	(22,456)	1,548
USD/AUD	CIT	11/13/19	AUD	(10,245)	(6,925)	244
USD/AUD	JPM	11/13/19	AUD	(11,535)	(7,797)	286
USD/AUD	CIT	11/15/19	AUD	(10,245)	(6,926)	251
USD/AUD	JPM	11/15/19	AUD	(29,340)	(19,833)	721
USD/AUD	JPM	11/20/19	AUD	(881)	(596)	15
USD/AUD	CIT	11/21/19	AUD	(7,784)	(5,263)	120
USD/AUD	JPM	11/21/19	AUD	(749)	(506)	11
USD/AUD	JPM	11/22/19	AUD	(33,243)	(22,476)	611
USD/AUD	CIT	12/03/19	AUD	(486)	(328)	10
USD/AUD	JPM	01/15/20	AUD	(26,205)	(17,744)	615
USD/EUR	BOA	10/08/19	EUR	(2,529)	(2,758)	122
USD/EUR	DUB	10/08/19	EUR	(33)	(36)	2
USD/EUR	UBS	10/09/19	EUR	(1,041)	(1,136)	50
USD/EUR	HSB	10/11/19	EUR	(786)	(857)	43
USD/EUR	JPM	10/11/19	EUR	(29,755)	(32,455)	1,623
USD/EUR	BOA	10/15/19	EUR	(4,279)	(4,669)	227
USD/EUR	CIT	10/15/19	EUR	(3,701)	(4,038)	194
USD/EUR	DUB	10/15/19	EUR	(822)	(898)	43
USD/EUR	BOA	10/16/19	EUR	(134)	(146)	8
USD/EUR	GSC	10/23/19	EUR	(16)	(17)	1
USD/EUR	JPM	10/23/19	EUR	(17,230)	(18,813)	963
USD/EUR	UBS	10/23/19	EUR	(13,784)	(15,050)	785
USD/EUR	DUB	10/24/19	EUR	(10,433)	(11,392)	518
USD/EUR	HSB	10/25/19	EUR	(874)	(955)	40
USD/EUR	BOA	10/29/19	EUR	(11,414)	(12,468)	447
USD/EUR	CIT	10/29/19	EUR	(12,058)	(13,172)	479
USD/EUR	GSC	10/29/19	EUR	(13,004)	(14,206)	510
USD/EUR	JPM	10/29/19	EUR	(786)	(859)	31
USD/EUR	SCB	10/29/19	EUR	(389)	(425)	15
USD/EUR	DUB	10/30/19	EUR	(4,393)	(4,799)	174
USD/EUR	BOA	10/31/19	EUR	(11,414)	(12,470)	436
USD/EUR	HSB	10/31/19	EUR	(123)	(134)	5
USD/EUR	CIT	11/04/19	EUR	(46,307)	(50,608)	2,125
USD/EUR	JPM	11/13/19	EUR	(7,867)	(8,602)	269
USD/EUR	JPM	11/15/19	EUR	(3,431)	(3,752)	170
USD/EUR	BOA	11/20/19	EUR	(6,778)	(7,416)	277
USD/EUR	GSC	11/20/19	EUR	(48)	(52)	2
USD/EUR	JPM	11/20/19	EUR	(54,614)	(59,749)	2,267
USD/EUR	GSC	11/21/19	EUR	(16)	(17)	1
USD/EUR	JPM	11/21/19	EUR	(17,880)	(19,562)	694
USD/EUR	UBS	11/21/19	EUR	(13,784)	(15,081)	541
USD/EUR	JPM	11/22/19	EUR	(17,880)	(19,563)	374
USD/EUR	BCL	11/29/19	EUR	(6,519)	(7,136)	235
USD/EUR	DUB	11/29/19	EUR	(4,394)	(4,810)	159
USD/EUR	GSC	11/29/19	EUR	(22,219)	(24,323)	813
USD/EUR	BOA	12/04/19	EUR	(1,277)	(1,398)	48
USD/EUR	JPM	12/04/19	EUR	(6,100)	(6,680)	225
USD/EUR	JPM	12/05/19	EUR	(3,371)	(3,693)	136
USD/EUR	UBS	12/05/19	EUR	(1,041)	(1,141)	41
USD/EUR	BOA	12/09/19	EUR	(2,531)	(2,773)	123
USD/EUR	DUB	12/09/19	EUR	(33)	(36)	2
USD/EUR	DUB	12/16/19	EUR	(67,515)	(74,023)	3,316
USD/EUR	BOA	12/18/19	EUR	(3,389)	(3,717)	147
USD/EUR	DUB	12/18/19	EUR	(26,998)	(29,606)	1,161
USD/EUR	DUB	01/23/20	EUR	(8,367)	(9,200)	328
USD/EUR	BCL	02/28/20	EUR	(13,039)	(14,373)	279
USD/EUR	GSC	03/23/20	EUR	(16)	(18)	—
USD/EUR	BCL	03/31/20	EUR	(6,519)	(7,202)	21
USD/EUR	SCB	03/31/20	EUR	(397)	(438)	2
USD/EUR	JPM	06/15/20	EUR	(3,371)	(3,743)	175
USD/INR	HSB	10/03/19	INR	(478,431)	(6,750)	106
USD/INR	JPM	10/15/19	INR	(939,769)	(13,241)	(229)
USD/INR	JPM	11/04/19	INR	(454,841)	(6,394)	(102)
USD/INR	BNP	11/06/19	INR	(565,220)	(7,944)	(130)
USD/INR	HSB	11/06/19	INR	(687,354)	(9,661)	(210)
USD/INR	HSB	11/07/19	INR	(566,726)	(7,965)	(152)
USD/INR	HSB	11/13/19	INR	(977,150)	(13,724)	(142)
USD/INR	HSB	11/18/19	INR	(879,772)	(12,350)	(163)
USD/INR	CIT	11/19/19	INR	(1,145,518)	(16,079)	(107)
USD/INR	JPM	11/20/19	INR	(476,590)	(6,689)	(71)
USD/INR	HSB	12/05/19	INR	(476,333)	(6,675)	(173)
USD/INR	HSB	12/16/19	INR	(338,825)	(4,742)	(72)
USD/INR	JPM	12/16/19	INR	(1,263,131)	(17,679)	(182)
USD/INR	BNP	01/13/20	INR	(815,739)	(11,380)	(198)
USD/INR	CIT	01/16/20	INR	(580,783)	(8,099)	(168)
USD/INR	HSB	02/03/20	INR	(88,931)	(1,237)	(2)
USD/INR	JPM	03/16/20	INR	(346,360)	(4,794)	(51)
USD/JPY	HSB	10/21/19	JPY	(2,164,824)	(20,050)	385
USD/JPY	JPM	10/21/19	JPY	(1,363,904)	(12,632)	214
USD/JPY	CIT	11/26/19	JPY	(1,624,805)	(15,082)	64
USD/JPY	JPM	12/05/19	JPY	(627,678)	(5,831)	97
USD/JPY	HSB	12/06/19	JPY	(1,927,859)	(17,910)	362
USD/JPY	JPM	12/06/19	JPY	(652,967)	(6,066)	101
USD/JPY	HSB	12/19/19	JPY	(2,249,253)	(20,926)	410
USD/JPY	JPM	12/20/19	JPY	(1,104,869)	(10,280)	164
USD/JPY	CIT	02/26/20	JPY	(1,714,165)	(16,024)	65
USD/JPY	CIT	02/27/20	JPY	(1,168,841)	(10,927)	45
USD/JPY	CIT	02/28/20	JPY	(2,244,646)	(20,985)	359
USD/JPY	JPM	03/06/20	JPY	(717,566)	(6,711)	109
USD/JPY	HSB	03/23/20	JPY	(3,260,774)	(30,529)	601
USD/JPY	JPM	03/23/20	JPY	(2,207,362)	(20,667)	335
USD/JPY	JPM	03/24/20	JPY	(572,904)	(5,364)	87
USD/JPY	JPM	06/08/20	JPY	(717,566)	(6,750)	107
USD/JPY	JPM	06/22/20	JPY	(1,104,869)	(10,402)	164
USD/JPY	CIT	08/31/20	JPY	(1,406,387)	(13,294)	53

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/KRW	CIT	11/21/19	KRW	(1,012,500)	(848)	(11)
USD/KRW	DUB	11/29/19	KRW	(45,176,000)	(37,828)	392
USD/KRW	GSC	12/09/19	KRW	(23,982,000)	(20,089)	161
USD/KRW	CIT	01/29/20	KRW	(1,140,055)	(957)	15
USD/KRW	CIT	02/26/20	KRW	(965,570)	(811)	(7)
USD/KRW	CIT	02/28/20	KRW	(1,140,055)	(958)	(9)
USD/KRW	CIT	03/20/20	KRW	(5,848,500)	(4,917)	51
USD/SEK	DUB	10/03/19	SEK	(40,048)	(4,069)	71
USD/SEK	DUB	10/29/19	SEK	(65,932)	(6,711)	116
USD/SEK	DUB	11/19/19	SEK	(7,962)	(811)	14
USD/SEK	DUB	11/26/19	SEK	(160,027)	(16,315)	283
USD/SEK	DUB	11/29/19	SEK	(98,359)	(10,029)	174
					(839,042)	21,811

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 66.0%
United States of America 41.5%
10X Genomics, Inc. (a)	1	35
3M Company	28	4,613
Abbott Laboratories	48	3,977
AbbVie Inc.	35	2,632
ABIOMED, Inc. (a)	2	377
Adobe Inc. (a)	2	444
AFLAC Incorporated	25	1,324
Agilent Technologies, Inc.	14	1,057
Air Products and Chemicals, Inc.	30	6,622
Alaska Air Group, Inc.	38	2,457
Albemarle Corporation	58	4,063
Alliant Energy Corporation	6	332
Allison Systems, Inc.	2	81
Alphabet Inc. - Class A (a)	4	5,273
Altria Group, Inc.	26	1,074
Amazon.com, Inc. (a)	4	7,320
AMC Networks, Inc. - Class A (a)	1	51
Amdocs Limited	4	287
Ameren Corporation	4	283
American Express Company	6	753
American National Insurance Company	—	28
American Tower Corporation	11	2,338
American Water Works Company, Inc.	7	924
AMETEK, Inc.	7	683
Amgen Inc.	18	3,514
Amphenol Corporation - Class A	10	926
Analog Devices, Inc.	50	5,542
Apergy Corporation (a)	18	487
Apple Inc.	40	9,023
Applied Materials, Inc.	28	1,378
Aptiv PLC (b)	42	3,672
Aspen Technology, Inc. (a)	1	127
Assured Guaranty Ltd.	1	66
AT&T Inc.	102	3,864
Atmos Energy Corporation	3	351
Autodesk, Inc. (a)	8	1,254
Automatic Data Processing, Inc.	15	2,490
AutoZone, Inc. (a)	—	496
Axalta Coating Systems Ltd. (a)	36	1,088
Bank of America Corporation	70	2,042
Baxter International Inc.	4	372
Becton, Dickinson and Company	21	5,218
Berkshire Hathaway Inc. - Class A (a)	—	624
Best Buy Co., Inc.	8	551
Biogen Inc. (a)	5	1,089
BlackRock, Inc.	2	1,064
Booz Allen Hamilton Holding Corporation - Class A	1	81
BorgWarner Inc.	18	642
Bristol-Myers Squibb Co.	63	3,210
Broadcom Inc.	7	1,932
Broadridge Financial Solutions, Inc.	4	483
Brown-Forman Corp. - Class A	2	95
Brown-Forman Corp. - Class B	17	1,083
Bunge Limited	24	1,370
BWXT Government Group, Inc.	18	1,036
C.H. Robinson Worldwide, Inc.	5	387
Cable One, Inc.	1	1,065
Cabot Oil & Gas Corp.	40	698
Cadence Design Systems Inc. (a)	3	166
Capri Holdings Limited (a)	5	163
Carlisle Cos. Inc.	7	1,062
Carter's Inc.	1	125
Casey's General Stores Inc.	1	147
Catalent Inc. (a)	36	1,720
Caterpillar Inc.	6	738
CBS Corporation - Class B	3	120
Celanese Corp. - Class A	14	1,749
Celgene Corp. (a)	6	578
Cerner Corp.	7	506
Charles Schwab Corp.	32	1,332
Chemed Corporation	—	95
Chevron Corp.	33	3,866
Choice Hotels International Inc.	1	91
Church & Dwight Co. Inc.	8	575
Cimarex Energy Co.	1	66
Cinemark Holdings, Inc.	1	57
Cintas Corp.	13	3,377
Cisco Systems, Inc.	55	2,714
Citrix Systems Inc.	1	99
Clorox Co.	5	711
Coca-Cola Co.	64	3,464
Cognex Corp.	4	206
Cognizant Technology Solutions Corp. - Class A	11	633
Colgate-Palmolive Co.	46	3,366
Comcast Corporation - Class A	51	2,289
Concho Resources Inc.	6	433
ConocoPhillips	9	540
Consolidated Edison Inc.	9	841
Constellation Brands, Inc. - Class A	6	1,210
Copart Inc. (a)	6	468
Costco Wholesale Corporation	5	1,545
Crown Castle International Corp.	2	320
Cummins Inc.	4	724
CVS Health Corporation	41	2,580
Danaher Corporation	11	1,610
Darden Restaurants Inc.	4	499
Deere & Co.	5	895
Delta Air Lines Inc.	17	986
Dentsply Sirona Inc.	12	661
Dick's Sporting Goods Inc.	3	102
Dollar General Corp.	6	998
Dominion Energy, Inc.	26	2,085
Domino's Pizza, Inc.	1	335
Donaldson Co. Inc.	20	1,021
Dover Corp.	22	2,180
DTE Energy Company	6	744
Duke Energy Corporation	17	1,582
Eastman Chemical Co.	3	185
Ecolab Inc.	20	3,894
Edwards Lifesciences Corporation (a)	4	935
Elanco Animal Health (a)	16	424
Eli Lilly & Co.	13	1,477
Emerson Electric Co.	30	1,994
EOG Resources, Inc.	15	1,098
EPR Properties	2	167
Equifax Inc.	6	806
Equinix, Inc.	2	1,218
Erie Indemnity Company - Class A	8	1,501
Estee Lauder Cos. Inc. - Class A	7	1,408
Evercore Inc. - Class A	1	55
Everest Re Group, Ltd.	1	182
Evergy, Inc.	4	235
Eversource Energy	8	644
Exelixis, Inc. (a)	7	119
Exelon Corporation	27	1,290
Expedia Group, Inc.	4	501
Expeditors International of Washington Inc.	5	382
Exxon Mobil Corporation	84	5,935
F5 Networks Inc. (a)	2	288
Facebook, Inc. - Class A (a)	15	2,692
FactSet Research Systems Inc.	1	250
Fastenal Co.	19	630
Five Below, Inc. (a)	—	57
Flowers Foods Inc.	5	124
Foot Locker Inc.	4	192
Fortive Corporation	6	383
Frontdoor, Inc. (a)	1	33
Gaming and Leisure Properties, Inc.	5	201
Gap Inc.	25	435
General Dynamics Corp.	33	6,056
General Mills Inc.	18	1,019
General Motors Company	11	423
Gentex Corp.	8	226
Genuine Parts Co.	4	443
Gilead Sciences Inc.	27	1,734
Graco Inc.	5	221

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
GrafTech International Ltd.	—	6
Graham Holdings Co.	1	563
Grand Canyon Education, Inc. (a)	1	78
H & R Block, Inc.	8	178
Haemonetics Corp. (a)	10	1,322
HanesBrands Inc.	3	45
Hasbro Inc.	4	420
Hawaiian Electric Industries Inc.	3	141
HCA Healthcare, Inc.	5	577
Hershey Co.	5	814
HollyFrontier Corp.	1	67
Home Depot Inc.	16	3,766
Honeywell International Inc.	37	6,269
Hormel Foods Corp.	9	399
Host Hotels & Resorts, Inc.	80	1,383
HP Inc.	53	1,004
Huntington Ingalls Industries Inc.	4	910
Huntsman Corp.	3	69
IAC/InterActiveCorp (a)	3	684
Illinois Tool Works Inc.	13	2,072
Illumina, Inc. (a)	6	1,680
Ingredion Inc.	2	149
Intel Corp.	50	2,570
Intercontinental Exchange, Inc.	15	1,350
International Business Machines Corp.	24	3,496
International Flavors & Fragrances Inc.	4	523
Interpublic Group of Cos. Inc.	7	155
InterXion Holding N.V. (a)	55	4,480
Intuit Inc.	16	4,192
Intuitive Surgical, Inc. (a)	5	2,545
Invesco Ltd.	6	95
Jack Henry & Associates Inc.	2	350
JB Hunt Transport Services Inc.	8	875
JM Smucker Co.	2	226
John Wiley & Sons Inc. - Class A	5	228
Johnson & Johnson	71	9,217
Johnson Controls International Public Limited Company	56	2,462
JPMorgan Chase & Co.	35	4,119
Kansas City Southern	8	1,057
Kellogg Co.	3	220
Keysight Technologies, Inc. (a)	7	664
Kimberly-Clark Corp.	6	811
KiMcO Realty Corporation	10	210
KLA-Tencor Corp.	4	710
Kohl's Corp.	6	289
Laboratory Corporation of America Holdings (a)	5	878
Lam Research Corp.	4	1,006
Lamb Weston Holdings Inc.	9	691
Landstar System Inc.	1	116
Las Vegas Sands Corp.	8	468
Lear Corp.	2	215
Leggett & Platt Inc.	4	159
Lennox International Inc.	—	55
Limited Brands Inc.	8	157
Lockheed Martin Corporation	9	3,516
Lowe's Cos. Inc.	2	231
Lyft, Inc. (a)	3	133
Macy's, Inc.	10	149
Manhattan Associates Inc. (a)	1	46
MarketAxess Holdings Inc.	1	337
Martin Marietta Materials Inc.	4	1,162
MasterCard Incorporated - Class A	20	5,360
Match Group, Inc.	1	82
Matthews International Corp. - Class A	18	626
Maxim Integrated Products, Inc.	8	463
McCormick & Co. Inc.	15	2,329
McDonald's Corporation	19	4,164
Merck & Co., Inc.	44	3,734
Mercury General Corp.	1	45
MetLife, Inc.	10	472
Mettler-Toledo International Inc. (a)	5	3,630
Micron Technology Inc. (a)	27	1,154
Microsoft Corp.	145	20,224
Mondelez International Inc. - Class A	16	867
Monolithic Power Systems Inc.	5	741
Monster Beverage 1990 Corporation (a)	37	2,173
Moody's Corp.	1	304
Morningstar Inc.	—	67
Motorola Solutions Inc.	4	758
MSC Industrial Direct Co. - Class A	1	83
MSCI Inc.	2	497
National Retail Properties Inc.	5	296
Navient Corporation	3	41
NetApp, Inc.	7	348
Neurocrine Biosciences, Inc. (a)	5	481
NewMarket Corp.	—	108
NextEra Energy, Inc.	12	2,712
Nike Inc. - Class B	69	6,442
Nordstrom Inc.	4	127
Norfolk Southern Corp.	4	629
Northrop Grumman Systems Corp.	12	4,328
Nu Skin Enterprises, Inc. - Class A	1	63
Nucor Corp.	15	766
NVIDIA Corporation	5	929
NVR, Inc. (a)	—	297
Occidental Petroleum Corporation	60	2,690
OGE Energy Corp.	5	243
Omega Healthcare Investors Inc.	7	277
Omnicom Group Inc.	6	500
O'Reilly Automotive, Inc. (a)	3	1,001
PACCAR Inc.	3	208
Packaging Corp. of America	2	206
Paychex Inc.	11	926
Penske Automotive Group, Inc.	1	27
People's United Financial Inc.	10	157
PepsiCo Inc.	46	6,354
Pfizer Inc.	145	5,227
Philip Morris International Inc.	17	1,265
Phillips 66	9	877
Pinnacle West Capital Corp.	3	332
Pool Corporation	1	207
PPL Corporation	11	345
Procter & Gamble Co.	52	6,460
Progressive Corp.	14	1,093
PTC Inc. (a)	10	698
PTC Therapeutics, Inc. (a)	4	139
Public Service Enterprise Group Inc.	17	1,027
Public Storage	5	1,316
Pulte Homes Inc.	2	83
Quest Diagnostics Incorporated	9	1,013
Ralph Lauren Corp. - Class A	1	87
Raytheon Co.	21	4,196
Realty Income Corp.	10	735
Republic Services Inc.	2	172
ResMed Inc.	4	555
Robert Half International Inc.	4	241
Rockwell Automation Inc.	4	621
Rollins Inc.	5	167
Roper Industries Inc.	24	8,630
Ross Stores Inc.	43	4,714
Salesforce.Com, Inc. (a)	6	864
Santander Consumer USA Holdings Inc.	3	79
Schlumberger Ltd.	59	1,999
Schneider National, Inc. - Class B	1	20
SEI Investments Co.	3	162
ServiceNow, Inc. (a)	11	2,666
Simon Property Group Inc.	7	1,101
Six Flags Operations Inc.	1	70
Skyworks Solutions, Inc.	6	488
Snap-On Inc.	1	125
Sonoco Products Co.	3	173
Southwest Airlines Co.	15	814
Spirit Realty Capital, Inc.	3	148
Sprouts Farmers Market, Inc. (a)	2	44
Stanley Black & Decker Inc.	8	1,139
State Street Corp.	6	367
Steel Dynamics Inc.	3	99
STORE Capital Corp.	5	205
Stryker Corp.	33	7,060

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Sysco Corp.	15	1,187
T. Rowe Price Group, Inc.	9	1,070
Tapestry Inc.	10	253
Target Corporation	28	3,040
Teleflex Inc.	5	1,776
Texas Instruments Incorporated	77	9,980
The Boeing Company	18	6,768
The Kroger Co.	12	321
The Southern Company	40	2,496
Thor Industries Inc.	1	84
Tiffany & Co.	18	1,677
TJX Cos. Inc.	26	1,425
Toro Co.	4	268
Tractor Supply Co.	4	351
Trimble Inc. (a)	28	1,095
Twilio Inc. - Class A (a)	4	468
Tyler Technologies Inc. (a)	2	479
Tyson Foods Inc. - Class A	8	728
Uber Technologies, Inc. (a) (b)	8	233
Ubiquiti Inc.	—	40
UGI Corp.	2	115
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2	458
Union Pacific Corp.	29	4,701
United Parcel Service Inc. - Class B	20	2,426
United Technologies Corp.	36	4,928
Universal Health Services Inc. - Class B	1	153
Urban Outfitters Inc. (a)	2	64
Valero Energy Corporation	12	992
Valvoline, Inc.	2	35
Varian Medical Systems, Inc. (a)	6	692
Ventas, Inc.	5	367
VEREIT, Inc.	31	302
VeriSign, Inc. (a)	3	581
Verisk Analytics, Inc.	16	2,495
Verizon Communications Inc.	74	4,444
Versum Materials, Inc.	3	141
VF Corp.	10	884
Viacom Inc. - Class B	7	170
ViaSat, Inc. (a)	7	551
Visa Inc. - Class A	26	4,419
W.P. Carey Inc.	4	317
WABCO Holdings Inc. (a)	1	92
Walgreens Boots Alliance Inc.	24	1,336
Walmart Inc.	32	3,794
Walt Disney Co.	28	3,642
Waters Corp. (a)	7	1,453
Watsco Inc.	1	135
WEC Energy Group Inc.	7	673
Wells Fargo & Co.	20	1,009
West Pharmaceutical Services Inc.	21	3,021
Williams Cos. Inc.	53	1,263
Williams-Sonoma Inc.	3	194
Workday, Inc. - Class A (a)	4	621
WW Grainger Inc.	5	1,481
Wyndham Destinations, Inc.	2	73
Xilinx Inc.	8	766
Yum! Brands Inc.	12	1,333
		488,950
United Kingdom 5.4%
Ascential Group Limited	880	4,100
AstraZeneca PLC - ADR	21	946
AstraZeneca PLC	12	1,071
Atlassian Corporation PLC - Class A (a)	1	173
BAE Systems PLC	109	763
Barclays Plc	1,039	1,917
boohoo Group PLC (a)	1,270	4,137
BP P.L.C.	325	2,059
Carnival Plc	23	1,021
Experian PLC	135	4,311
Ferguson PLC	56	4,085
GW Pharmaceuticals plc - ADS (a)	2	256
Hikma Pharmaceuticals Public Limited Company	175	4,737
IHS Markit Ltd. (a)	37	2,495
John Wood Group P.L.C.	667	3,108
Johnson Matthey PLC	33	1,246
Just Eat PLC (a)	280	2,296
Kingfisher Plc	348	884
Linde Public Limited Company	33	6,481
LivaNova PLC (a)	63	4,649
Mondi PLC	6	115
Nvent Electric Public Limited Company	36	787
Rio Tinto Plc - ADR	24	1,250
Sophos Group PLC (c)	570	2,811
Standard Chartered PLC	273	2,289
The Sage Group PLC.	490	4,166
Vodafone Group Public Limited Company	927	1,848
		64,001
Germany 2.3%
BASF SE	15	1,049
Bayer AG	25	1,742
Deutsche Boerse AG	31	4,845
E.ON SE	95	923
Infineon Technologies AG	240	4,331
Merck KGaA	11	1,256
MTU Aero Engines AG	15	3,992
SAP SE	35	4,118
Symrise AG	40	3,892
Telefonica Deutschland Holding AG	223	622
		26,770
Japan 1.9%
Astellas Pharma Inc.	51	730
CyberAgent Inc.	120	4,628
Kirin Holdings Co. Ltd.	39	831
Matsumotokiyoshi Holdings Co., Ltd.	16	596
Mitsui Fudosan Co. Ltd.	44	1,103
Panasonic Corp.	138	1,125
Santen Pharmaceutical Co. Ltd.	210	3,676
Seven & I Holdings Co., Ltd.	22	826
Sumitomo Metal Mining Co. Ltd.	33	1,041
Sumitomo Mitsui Financial Group Inc.	38	1,290
Sundrug Co. Ltd.	24	764
Suntory Beverage & Food Limited	17	707
Takeda Pharmaceutical Co. Ltd.	48	1,638
ZOZO, Inc.	120	2,783
		21,738
China 1.8%
Agricultural Bank of China Limited - Class A	63	31
Alibaba Group Holding Limited - ADS (a)	5	853
Anhui Conch Cement Company Limited - Class A	10	56
Anhui Conch Cement Company Limited - Class H	108	643
Anxin Trust Co., Ltd. - Class A (a)	7	5
Baidu, Inc. - Class A - ADR (a)	9	904
Bank of Beijing Co., Ltd. - Class A	27	20
Bank of China Limited - Class A	25	12
Bank of China Limited - Class H	1,898	747
Bank of Communications Co., Ltd. - Class A	77	59
Bank of Communications Co., Ltd. - Class H	844	551
Baoshan Iron & Steel Co., Ltd.	24	19
China CITIC Bank Corporation Limited - Class A	13	10
China CITIC Bank Corporation Limited - Class H	1,099	586
China Conch Venture Holdings Limited	132	487
China Construction Bank Corporation - Class H	1,063	810
China Everbright Bank Company Limited - Class A	54	30
China Minsheng Banking Corp. , Ltd. - Class A	46	39
China Minsheng Banking Corp. , Ltd. - Class H	642	437
China Mobile Ltd.	222	1,841
China Oriental Group Co. Ltd.	104	36
China Petroleum & Chemical Corporation - Class A	28	20
China Petroleum & Chemical Corporation - Class H	1,160	690
China Resources Cement Holdings Limited	134	135
China Shenhua Energy Company Limited - Class A	9	23
China Shenhua Energy Company Limited - Class H	359	722
China South Publishing And Media Group Co., Ltd. - Class A	2	4
China Telecom Corp. Ltd. - Class H	2,326	1,061
China Yangtze Power Co., Ltd. - Class A	27	69
China Zhongwang Holdings Limited	73	30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Chinese Universe Publishing and Media Co., Ltd - Class A	2	3
Chongqing Rural Commercial Bank Co., Ltd. - Class H	109	58
CNOOC Limited	497	759
Country Garden Services Holdings Company Limited	49	142
Dali Food Group Co., Ltd. (c)	198	122
Daqin Railway Co., Ltd. - Class A	32	34
Dongfeng Motor Group Co., Ltd - Class H	368	350
Fangda Carbon New Material Co., Ltd. - Class A (a)	6	10
Foshan Haitian Flavoring & Food Co., Ltd - Class A	5	73
Fuyao Glass Industry Group Co., Ltd. - Class A	3	8
Guangdong Investment Ltd.	124	243
Guangzhou Automobile Group Co., Ltd. - Class A	3	5
Guangzhou Automobile Group Co., Ltd. - Class H	370	354
Hainan Sihuan Pharmaceutical Co., Ltd.	380	58
Hangzhou Bank Co., Ltd. - Class A	7	8
Hangzhou Robam Appliances Co., Ltd. - Class A	1	4
Hedy Holding Co., Ltd. - Class A	32	23
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	7	24
HLA Corp. , Ltd - Class A	6	7
HUAYU Automotive Systems Co., Ltd. - Class A	6	20
Industrial and Commercial Bank of China Limited - Class H	1,208	810
Industrial Bank Co., Ltd. - Class A	38	92
Jiangsu Expressway Co. Ltd. - Class H (b)	138	176
Kweichow Moutai Co., Ltd. - Class A	2	306
Lee & Man Paper Manufacturing Ltd.	170	92
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	2	21
Maanshan Iron & Steel Co. Ltd.	154	58
Maanshan Iron & Steel Company Limited - Class A	13	5
Nexteer Automotive Group Limited	38	32
RiseSun Real Estate Development Co., Ltd. - Class A	6	6
SAIC Motor Corporation Limited - Class A	10	33
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	15	19
Shanghai International Airport Co.Ltd.	2	19
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1	16
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	2	4
Shenzhou International Group Holdings Limited	66	866
Sinopec Engineering (Group) Co., Ltd. - Class H	945	595
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	12	7
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	510	149
Sinopharm Group Co. Ltd. - Class H	177	555
TAL Education Group - ADS (a)	124	4,246
Weichai Power Co., Ltd. - Class A	8	13
Weifu High-Technology Group Co., Ltd. - Class A	2	4
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	4	9
Yuzhou Properties Company Limited	71	28
YY, Inc. - Class A - ADS (a)	4	247
Zhejiang Semir Garment Co., Ltd. - Class A	2	4
		21,647
Netherlands 1.6%
Adyen B.V. (a) (c)	5	3,386
ASML Holding - ADR	7	1,715
Flow Traders N.V. (c)	29	763
ING Groep N.V.	215	2,249
Koninklijke DSM N.V.	35	4,212
LyondellBasell Industries N.V. - Class A	12	1,031
NXP Semiconductors N.V.	13	1,364
Royal Dutch Shell PLC - Class A - ADR	30	1,766
Royal Dutch Shell PLC - Class B	58	1,702
SBM Offshore N.V.	48	792
		18,980
Ireland 1.6%
Accenture Public Limited Company - Class A	35	6,730
Allegion Public Limited Company	7	771
Bank of Ireland Group Public Limited Company	164	651
Ingersoll-Rand Public Limited Company	12	1,430
Keywords Studios PLC	202	2,853
Medtronic Public Limited Company	43	4,627
Pentair Public Limited Company	33	1,232
		18,294
South Korea 1.4%
BGFretail Co., Ltd.	—	63
BNK Financial Group Inc.	30	179
Daelim Industrial Co. Ltd.	1	120
DB Insurance Co. Ltd.	2	93
Hana Financial Group Inc.	59	1,754
Hanwha Life Insurance Co., Ltd.	30	60
Honam Petrochemical Corp.	7	1,316
Hyundai Marine & Fire Insurance Co.,Ltd.	7	149
Industrial Bank of Korea	32	349
Kangwon Land Inc.	13	309
KB Financial Group Inc.	79	2,842
Kia Motors Corp.	11	431
Korea Zinc Co. Ltd.	—	139
KT&G Corp.	10	902
Kumho Petro chemical Co. Ltd.	1	53
NCSoft Corp.	1	551
Orange Life Insurance Co., Ltd. (c)	2	34
Pearl Abyss Corp. (a)	—	48
S1 Corp.	2	146
Samsung Card Co., Ltd.	1	40
Samsung Electronics Co. Ltd.	80	3,291
Shinhan Financial Group Co. Ltd.	41	1,439
SK Hynix Inc.	14	959
SK Telecom Co. Ltd.	3	513
Woongjin Coway Co., Ltd.	7	474
		16,254
Canada 1.2%
Alamos Gold Inc - Class A	144	836
CAE Inc.	125	3,176
Canadian National Railway Company	11	954
Canadian Pacific Railway Limited	5	1,180
Domtar Corp. (b)	—	16
Husky Energy Inc. (a)	115	811
Lululemon Athletica Inc. (a)	3	637
Shopify Inc. - Class A (a)	13	4,052
Wheaton Precious Metals Corp.	78	2,051
		13,713
Denmark 0.8%
A P Moller - Maersk A/S - Class B	1	765
DSV A/S	48	4,566
GN Store Nord A/S	100	4,059
The Drilling Company of 1972 A/S (a)	2	93
		9,483
Australia 0.8%
Cochlear Ltd.	32	4,500
CSL Ltd.	28	4,427
		8,927
Belgium 0.7%
KBC Groep NV	53	3,445
Umicore	120	4,530
		7,975
France 0.7%
BNP Paribas SA	51	2,479
Cie de Saint-Gobain	21	820
Compagnie Generale des Etablissements Michelin	9	1,018
Sanofi SA	12	1,124
Total SA	22	1,163
Veolia Environnement	40	1,010
		7,614
Hong Kong 0.5%
Agricultural Bank of China Limited - Class H	1,926	755
ANTA Sports Products Limited	111	920
China Cinda Asset Management Co., Ltd. - Class H	689	136
China Everbright Bank Company Limited - Class H	325	139
China Medical System Holdings Limited	123	146

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CK Asset Holdings Limited	179	1,216
CK Hutchison Holdings Limited	215	1,900
Kingboard Chemical Holdings Ltd.	26	69
Kingboard Laminates Holdings Limited	111	100
Longfor Group Holdings Limited	185	694
Nine Dragons Paper (Holdings) Limited	172	145
		6,220
Russian Federation 0.5%
Joint-Stock Company Alrosa (Public Joint-Stock Company)	441	507
Mobile Telesystems PJSC - ADR	71	573
Polymetal International PLC	16	227
Public Joint Stock Company Fosagro - GDR (d)	5	65
Public Joint Stock Company Inter Rao Ues	5,839	405
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	4	1,044
Public Joint Stock Company Polyus	3	324
Public Joint Stock Company TATNEFT Named After VD Shashin	88	935
Public Joint-Stock Company Moscow Exchange MICEX-RTS	59	87
Public Joint-Stock Company 'Severstal'	37	533
Public Joint-Stock Company Society Magnitogorsky Iron and Steel Works	260	157
Public Joint-Stock Company Society Novolipetsky Iron and Steel Works	172	377
X5 Retail Group N.V. - GDR (d)	5	183
		5,417
Italy 0.4%
ENI SpA	106	1,629
Finecobank Banca Fineco SPA	340	3,604
		5,233
Switzerland 0.4%
Garmin Ltd.	4	348
Roche Holding AG	5	1,363
TE Connectivity Ltd.	20	1,838
UBS Group AG	81	920
		4,469
Thailand 0.4%
Advanced Info Service PLC.	141	1,014
Bumrungrad Hospital Public Company Limited	42	177
Electricity Generating PCL	12	146
Intouch Holdings Public Company Limited	132	282
Kasikornbank PCL	89	458
Land and Houses Public Company Limited	317	100
PTT Global Chemical Public Company Limited	239	421
PTT Public Company Limited	575	870
RATCH Group Public Company Limited	34	80
The Siam Cement Public Company Limited	56	747
		4,295
Argentina 0.3%
MercadoLibre S.R.L (a)	7	3,748
Transportadora de Gas del Sur S.A. - Class B - ADR	4	35
		3,783
Brazil 0.3%
Banco Santander (Brasil) S.A.	31	342
Cielo S.A.	201	386
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	35	417
Cosan S.A.	7	95
ENGIE Brasil Energia S.A.	34	358
Hypera S.A.	17	134
Irb Brasil Resseguros S/A	42	382
Lojas Renner S/A.	42	506
M. Dias Branco S.A. Industria e Comercio de Alimentos	10	84
Petrobras Distribuidora SA	20	132
Porto Seguro S.A.	11	161
Tim Participacoes SA	37	107
		3,104
South Africa 0.2%
Capitec Bank Holdings Ltd.	2	202
Clicks Group Ltd.	23	330
Exxaro Resources Ltd.	30	263
Kumba Iron Ore Ltd	9	217
Mr Price Group	36	372
RMB Holdings Ltd.	73	362
Telkom SA Ltd.	31	142
Tiger Brands Limited	17	243
Truworths International Ltd.	57	200
Vodacom Group Limited	72	565
		2,896
Indonesia 0.2%
Charoen Pokphand Indonesia Tbk PT	316	119
Gudang Garam Tbk PT	22	81
Hanjaya Mandala Sampoerna Tbk PT	1,346	218
PT Adaro Energy Tbk	1,366	125
PT Indofood Sukses Makmur Tbk	103	87
PT Tambang Batubara Bukit Asam Tbk	285	46
PT. Surya Citra Media TBK.	791	65
Telekomunikasi Indonesia (Persero), PT TBK - Class B	3,500	1,064
Unilever Indonesia Tbk PT	212	695
United Tractors Tbk PT	186	270
		2,770
Mexico 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	39	370
Kimberly-Clark de Mexico SAB de CV - Class A	165	332
Megacable Holdings, S.A.B. de C.V.	24	95
Prologis Property Mexico, S.A. de C.V.	158	231
Promotora y Operadora de Infraestructura SAB de CV (b)	10	90
Wal - Mart de Mexico, S.A.B. de C.V.	306	906
		2,024
Malaysia 0.2%
Airasia Berhad	165	69
British American Tobacco Malaysia Bhd	23	104
DiGi.Com Bhd	406	461
Hartalega Holdings Berhad	142	178
Nestle Bhd	9	306
Petronas Chemicals Group Berhad	300	541
Petronas Gas Bhd	27	105
Westports Holdings Berhad	103	102
		1,866
Turkey 0.2%
BIM Birlesik Magazalar A.S.	51	447
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	195	236
Ford Otomotiv Sanayi Anonim Sirketi	10	105
TAV Havalimanlari Holding Anonim Sirketi	23	98
Turkcell Iletisim Hizmetleri Anonim Sirketi	98	225
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	167	186
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	17	438
Turkiye Sise ve Cam Fabrikalari A.S.	32	26
		1,761
Luxembourg 0.1%
SES S.A. - FDR	64	1,172
Tenaris SA	51	547
		1,719
Taiwan 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	172	1,514
Norway 0.1%
Equinor ASA	75	1,421
Singapore 0.1%
Singapore Telecommunications Limited	394	884
Portugal 0.1%
Galp Energia, SGPS, S.A.	53	805
Egypt 0.0%
Commercial International Bank Egypt SAE	64	303
Eastern Tobacco Co.	119	124
El Sewedy Electric Company	95	78
		505

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Israel 0.0%
Teva Pharmaceutical Industries Ltd. - ADR (a)	72	497
Hungary 0.0%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	43	406
Philippines 0.0%
DMCI Holdings Inc.	491	79
Globe Telecom Inc.	4	124
Manila Electric Company	25	180
		383
Poland 0.0%
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	25	235
Bermuda 0.0%
Lazard Ltd - Class A	4	128
RenaissanceRe Holdings Ltd	—	66
		194
Colombia 0.0%
Ecopetrol S.A.	214	182
Czech Republic 0.0%
MONETA Money Bank, a.s. (c)	58	177
Greece 0.0%
JUMBO SA	5	97
Motor Oil Hellas Corinth Refineries SA	3	72
		169
Total Common Stocks (cost $772,004)		777,275
CORPORATE BONDS AND NOTES 12.5%
United States of America 9.9%
24 Hour Holdings III LLC
8.00%, 06/01/22 (c)	1,000	831
AbbVie Inc.
3.20%, 05/14/26	1,000	1,018
AFLAC Incorporated
4.75%, 01/15/49	600	731
Allergan Funding SCS
4.55%, 03/15/35	1,000	1,064
4.85%, 06/15/44	500	538
AMC Entertainment Inc.
5.75%, 06/15/25	1,000	954
American Tower Corporation
3.38%, 10/15/26	1,000	1,040
Anthem, Inc.
5.10%, 01/15/44	500	586
AutoZone, Inc.
3.75%, 04/18/29	475	510
Baker Hughes, a GE Company, LLC
4.08%, 12/15/47	775	776
Bank of America Corporation
4.18%, 11/25/27	3,300	3,557
Bausch Health Companies Inc.
6.13%, 04/15/25 (c)	4,000	4,146
BB&T Corporation
3.88%, 03/19/29	1,800	1,950
Biogen Inc.
5.20%, 09/15/45	600	708
Bunge Limited Finance Corp.
4.35%, 03/15/24	600	632
Calpine Corporation
5.50%, 02/01/24	1,500	1,520
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,391
Capital One Financial Corporation
3.75%, 07/28/26 - 03/09/27	1,950	2,038
Celgene Corporation
4.63%, 05/15/44	550	654
Charter Communications Operating, LLC
4.50%, 02/01/24	600	644
Chesapeake Energy Corporation
8.00%, 06/15/27	6,000	4,044
Cigna Corporation
3.05%, 10/15/27	1,050	1,066
Citigroup Inc.
3.35%, 04/24/25	2,100	2,177
Comcast Corporation
4.05%, 11/01/52	1,200	1,341
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	1,000	903
Community Health Systems, Inc.
8.00%, 03/15/26 (c)	7,000	6,993
CSX Corporation
4.75%, 11/15/48	750	902
CVS Health Corporation
4.30%, 03/25/28	900	977
5.30%, 12/05/43	900	1,041
DaVita Inc.
5.00%, 05/01/25	1,500	1,496
DISH DBS Corporation
5.88%, 07/15/22	2,500	2,602
Dollar Tree, Inc.
4.00%, 05/15/25	400	424
Dominion Energy, Inc.
4.25%, 06/01/28	1,500	1,662
Energy Transfer LP
5.30%, 04/15/47	650	701
Enterprise Products Operating LLC
6.13%, 10/15/39	600	777
Express Scripts Holding Company
4.80%, 07/15/46	900	1,011
FedEx Corporation
5.10%, 01/15/44	500	563
Ford Motor Company
4.35%, 12/08/26	1,400	1,404
Georgia Power Company
4.30%, 03/15/42	1,200	1,320
Gilead Sciences, Inc.
4.80%, 04/01/44	600	717
Glencore Funding LLC
4.00%, 03/27/27 (c)	900	925
Highpoint Operating Corporation
8.75%, 06/15/25	1,000	898
International Paper Company
3.80%, 01/15/26	1,000	1,059
4.40%, 08/15/47	1,000	1,044
Iron Mountain Incorporated
4.88%, 09/15/27 (c)	1,000	1,023
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (e)	1,900	1,955
3.54%, 05/01/28	1,200	1,266
Kinder Morgan, Inc.
5.55%, 06/01/45	750	885
Kraft Foods Group, Inc.
6.50%, 02/09/40	600	714
Kraft Heinz Foods Company
3.00%, 06/01/26	1,000	989
LYB International Finance II B.V.
3.50%, 03/02/27	1,000	1,031
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (c)	2,000	749
Marriott International, Inc.
3.60%, 04/15/24	1,000	1,049
Marsh & McLennan Cos Inc.
3.50%, 03/10/25	1,500	1,585
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	1,500	1,432
MetLife, Inc.
6.40%, 12/15/36	600	710
Metropolitan Life Global Funding I
3.60%, 01/11/24 (c)	1,500	1,585
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,050
Microsoft Corporation
2.65%, 11/03/22	2,400	2,457
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (e)	1,000	1,014
3.59%, 07/22/28 (f)	2,000	2,110

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
MPLX LP
5.50%, 02/15/49	400	463
Mylan Inc
4.55%, 04/15/28	1,000	1,065
Nabors Industries, Inc.
5.50%, 01/15/23	1,250	1,028
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	1,000	1,014
Occidental Petroleum Corporation
2.60%, 08/13/21	675	679
Post Holdings, Inc.
5.63%, 01/15/28 (c)	1,000	1,060
PSEG Power LLC
3.85%, 06/01/23	1,200	1,260
Regions Financial Corporation
3.80%, 08/14/23	1,695	1,788
Reynolds American Inc.
5.85%, 08/15/45	550	609
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	1,600	1,684
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (c)	1,000	1,026
Sprint Corporation
7.63%, 03/01/26	1,500	1,658
Tech Data Corporation
4.95%, 02/15/27 (g)	600	643
Tenet Healthcare Corporation
7.00%, 08/01/25	5,700	5,802
The Allstate Corporation
4.20%, 12/15/46	600	697
The Goldman Sachs Group, Inc.
3.50%, 01/23/25 - 11/16/26	2,700	2,814
The Kroger Co.
5.40%, 01/15/49	500	591
Tyson Foods, Inc.
5.10%, 09/28/48	550	666
United Rentals (North America), Inc.
4.88%, 01/15/28	1,500	1,560
United Technologies Corporation
4.50%, 06/01/42	750	898
Univision Communications Inc.
5.13%, 02/15/25 (c)	1,500	1,459
Valero Energy Corporation
4.00%, 04/01/29	850	903
Verizon Communications Inc.
2.63%, 08/15/26	1,000	1,013
Wells Fargo Bank, National Association
2.08%, 09/09/22	1,300	1,295
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	1,000	1,050
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,026
		116,690
United Kingdom 0.8%
Ashtead Capital, Inc.
5.25%, 08/01/26 (c)	800	850
4.38%, 08/15/27 (c)	1,000	1,024
AstraZeneca PLC
4.00%, 09/18/42	900	994
Barclays PLC
3.93%, 05/07/25	950	981
4.38%, 01/12/26	500	529
BAT Capital Corp.
3.56%, 08/15/27	1,000	1,005
HSBC Holdings PLC
4.30%, 03/08/26	1,800	1,947
Imperial Brands Finance PLC
4.25%, 07/21/25 (c)	400	419
Standard Chartered PLC
3.79%, 05/21/25 (c)	1,600	1,657
		9,406
Switzerland 0.3%
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	2,100	2,183
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	850	917
		3,100
France 0.2%
BPCE
5.15%, 07/21/24 (c)	1,200	1,311
Electricite de France
4.50%, 09/21/28 (c)	1,500	1,675
		2,986
China 0.2%
Alibaba Group Holding Limited
4.20%, 12/06/47	950	1,074
Tencent Holdings Limited
3.60%, 01/19/28 (c)	1,100	1,147
		2,221
Canada 0.2%
Canadian Natural Resources Limited
3.90%, 02/01/25	1,050	1,105
3.85%, 06/01/27	900	949
		2,054
Belgium 0.1%
Anheuser-Busch InBev Worldwide Inc.
5.80%, 01/23/59	1,200	1,627
Mexico 0.1%
Coca-Cola FEMSA, S.A.B. de C.V.
3.88%, 11/26/23	1,300	1,378
Italy 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (c)	1,200	1,274
Australia 0.1%
Woodside Finance Limited
3.65%, 03/05/25 (c)	1,200	1,240
Hong Kong 0.1%
CK Hutchison International (19) Limited
3.25%, 04/11/24 (c)	1,100	1,130
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (c)	1,000	1,067
Spain 0.1%
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	725	880
India 0.1%
Reliance Industries Limited
2.06%, 01/15/26	812	795
Ireland 0.1%
Avolon Holdings Funding Limited
5.25%, 05/15/24 (c)	630	676
Total Corporate Bonds And Notes (cost $146,740)		146,524
GOVERNMENT AND AGENCY OBLIGATIONS 8.1%
United States of America 8.0%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
3.17%, 03/07/28 (h)	426	467
3.82%, 11/06/36 (h)	1,250	1,506
Federal Agricultural Mortgage Corp
2.90%, 01/03/22 (h)	1,000	1,026
Federal Home Loan Banks Office of Finance
2.88%, 06/13/25 (h)	1,200	1,275
3.25%, 06/09/28 (h)	1,200	1,326
Federal Home Loan Mortgage Corporation
3.00%, 05/01/49	6,160	6,255
Federal National Mortgage Association, Inc.
3.00%, 04/01/49 - 05/01/49	3,814	3,871
4.00%, 08/01/48 - 06/01/49	5,101	5,307
3.50%, 07/01/49	2,453	2,518
Government National Mortgage Association
3.00%, 06/20/49	7,515	7,714

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
3.50%, 06/20/49 - 09/20/49	23,324	24,171
4.00%, 07/20/49 - 09/20/49	7,911	8,263
4.50%, 07/20/49	3,084	3,247
Israel, Government of
5.50%, 09/18/23	1,000	1,145
Overseas Private Investment Corporation
2.12%, 03/20/24 (h)	400	401
Tennessee Valley Authority
5.88%, 04/01/36 (h)	600	870
Treasury, United States Department of
1.63%, 12/31/19	5,900	5,895
1.38%, 03/31/20	3,900	3,891
0.13%, 07/15/24 (i)	1,772	1,772
2.38%, 08/15/24 - 05/15/29	2,410	2,519
2.00%, 01/15/26 (i)	698	776
2.25%, 08/15/27	410	429
1.75%, 01/15/28 (i)	1,029	1,158
3.63%, 04/15/28 (i)	1,364	1,752
2.50%, 06/30/20 - 02/15/46	6,290	6,376
		93,930
Jordan 0.1%
Jordan, The Government Of, The Hashemite Kingdom of
2.58%, 06/30/22	925	949
Total Government And Agency Obligations (cost $94,409)		94,879
INVESTMENT COMPANIES 6.3%
United States of America 6.3%
iShares MSCI India Index Fund	284	9,518
iShares MSCI Russia ETF	118	4,579
iShares MSCI Saudi Arabia ETF	58	1,768
iShares MSCI Taiwan ETF	319	11,588
Templeton Global Bond Fund - Class R6 (j)	4,378	46,841
Total Investment Companies (cost $76,591)		74,294
EQUITY LINKED STRUCTURED NOTES 1.1%
United States of America 1.1%
Bank of America Corporation
(Wells Fargo & Company) (f)	30	1,513
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated) (k)	14	1,687
(Apple Inc.) (c)	20	4,217
(Target Corporation) (c)	10	1,067
Royal Bank of Canada
(Intel Corporation) (c) (l)	50	2,452
UBS AG
(CVS Health Corporation) (c)	18	1,117
(MetLife, Inc.)	30	1,433
Total Equity Linked Structured Notes (cost $13,070)		13,486
PREFERRED STOCKS 1.1%
United States of America 0.8%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (l)	30	1,857
Broadcom Inc., 8.00%, 09/30/22 (a) (l)	2	1,538
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (e)	70	1,967
Fortive Corporation - Series A, 5.00%, 07/01/21 (l)	2	1,804
Sempra Energy, 6.75%, 07/15/21 (l)	17	2,000
		9,166
Brazil 0.3%
Braskem SA - Series A	8	63
Itau Unibanco Holding S.A. (l)	125	1,051
Itausa - Investimentos Itau SA	355	1,133
Telefonica Brasil S.A.	57	756
		3,003
South Korea 0.0%
LG Chem Ltd.	1	104
Samsung Electronics Co. Ltd.	4	132
		236
Total Preferred Stocks (cost $12,669)		12,405
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (j) (m)	50,581	50,581
U.S. Treasury Bill 0.1%
Treasury, United States Department of
2.01%, 10/08/19 (n)	1,600	1,599
Total Short Term Investments (cost $52,180)		52,180
Total Investments 99.5% (cost $1,167,663)		1,171,043
Other Derivative Instruments 0.0%		38
Other Assets and Liabilities, Net 0.5%		6,146
Total Net Assets 100.0%		1,177,227

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $56,413 and 4.8% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Investment in affiliate.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Convertible security.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(n) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Franklin Templeton Mutual Shares Fund	391,005	955	443,983	—	4,156	47,867	—	—
JNL/Franklin Templeton Income Fund	397,130	858	441,077	—	13,901	29,188	—	—
Templeton Global Bond Fund	—	49,058	—	658	—	(2,217)	46,841	4.0%
Franklin LibertyQ Emerging Markets ETF	—	8,209	8,103	—	(106)	—	—	—
Franklin LibertyQ U.S. Equity ETF	—	3,704	3,808	25	104	—	—	—
JNL/Franklin Templeton Global Fund	388,415	143	413,313	—	(56,816)	81,571	—	—
	1,176,550	62,927	1,310,284	683	(38,761)	156,409	46,841	4.0%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Fosagro	06/26/19	67	65	—
X5 Retail Group N.V.	06/26/19	181	183	—
		248	248	—

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	58	December 2019	3,005	14	(100)
S&P 500 Index	143	December 2019	21,340	24	(43)
United States 10 Year Note	42	December 2019	5,473	—	—
				38	(143)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	CIT	10/02/19	HKD	484	62	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 37.4%
Health Care 12.0%
Allergan Funding SCS
3.80%, 03/15/25	7,500	7,846
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	2,200	2,274
5.88%, 05/15/23 (a)	13,000	13,183
7.00%, 03/15/24 (a)	3,400	3,574
6.13%, 04/15/25 (a) (b)	4,700	4,871
5.50%, 11/01/25 (a)	3,500	3,663
9.00%, 12/15/25 (a)	2,500	2,806
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	3,500	3,741
4.25%, 10/26/49 (a)	3,500	4,075
Cigna Holding Company
3.75%, 07/15/23 (c)	10,000	10,458
Community Health Systems, Inc.
6.25%, 03/31/23	33,000	32,805
8.00%, 03/15/26 (a)	35,000	34,964
CVS Health Corporation
4.10%, 03/25/25	2,100	2,241
4.30%, 03/25/28	3,500	3,799
5.05%, 03/25/48	1,600	1,821
DaVita Inc.
5.13%, 07/15/24	6,500	6,616
5.00%, 05/01/25	2,000	1,994
Endo Finance Co.
6.00%, 07/15/23 (a)	6,000	3,691
HCA Inc.
7.50%, 02/15/22	4,100	4,547
5.88%, 05/01/23	7,500	8,252
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (a)	15,000	5,617
5.63%, 10/15/23 (a) (b)	4,100	1,353
Mylan N.V.
3.95%, 06/15/26	2,700	2,792
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	6,000	5,489
Tenet Healthcare Corporation
8.13%, 04/01/22	10,000	10,819
6.75%, 06/15/23	20,000	21,018
5.13%, 05/01/25 (b)	1,200	1,218
6.25%, 02/01/27 (a) (b)	15,000	15,627
		221,154
Financials 7.0%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (d)	2,100	2,172
6.10%, (callable at 100 beginning 03/17/25) (b) (d)	4,000	4,371
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,720
3.42%, 12/20/28	7,500	7,822
Bayer Capital Corporation B.V.
5.63%, 01/22/20, EUR (a) (e)	15,000	13,244
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,989
Cemex Finance LLC
6.00%, 04/01/24 (c) (f)	3,000	3,083
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (d)	3,900	4,057
5.95%, (callable at 100 beginning 01/30/23) (d)	13,000	13,349
4.13%, 07/25/28	7,500	8,059
Diamond Finance International Limited
5.45%, 06/15/23 (a)	2,500	2,721
HSBC Holdings PLC
4.29%, 09/12/26 (e)	8,000	8,577
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (b) (d)	2,000	2,058
5.42%, (callable at 100 beginning 01/01/20) (d)	12,000	12,042
5.74%, (callable at 100 beginning 01/30/20) (d)	4,157	4,167
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	2,500	2,535
Prudential Financial, Inc.
5.70%, 09/15/48 (b)	9,717	10,762
Syngenta Finance N.V.
4.44%, 04/24/23 (a)	7,000	7,312
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,709
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (d)	3,900	4,176
		127,925
Communication Services 6.0%
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26	2,500	2,274
AT&T Inc.
4.13%, 02/17/26	5,000	5,402
CCO Holdings, LLC
5.13%, 02/15/23	5,000	5,075
5.50%, 05/01/26 (a)	1,800	1,887
5.13%, 05/01/27 (a)	3,300	3,443
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,889
5.00%, 03/15/23 (b)	11,000	11,122
Netflix, Inc.
4.38%, 11/15/26	5,000	5,070
4.88%, 04/15/28	9,000	9,148
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,162
11.50%, 11/15/21	7,500	8,696
6.00%, 11/15/22	4,200	4,450
Sprint Corporation
7.13%, 06/15/24	5,500	5,925
7.63%, 03/01/26	9,200	10,172
Sprint Spectrum Co LLC
5.15%, 03/20/28 (a)	6,500	7,053
Univision Communications Inc.
5.13%, 05/15/23 (a)	15,000	14,973
		109,741
Energy 5.4%
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	1,600	1,599
Calumet Specialty Products Partners, L.P.
6.50%, 04/15/21 (b)	12,000	12,008
7.63%, 01/15/22 (b)	3,000	2,865
11.00%, 04/15/25 (a)	11,000	11,000
Chesapeake Energy Corporation
4.88%, 04/15/22 (b)	5,500	4,438
7.00%, 10/01/24	7,000	5,096
8.00%, 01/15/25 (b)	18,000	12,997
8.00%, 03/15/26 (a)	15,701	10,733
5.50%, 09/15/26 (e)	2,500	1,498
7.50%, 10/01/26 (b)	7,000	4,800
CNX Resources Corporation
7.25%, 03/14/27 (a)	3,000	2,517
El Paso LLC
7.75%, 01/15/32	1,000	1,378
Highpoint Operating Corporation
7.00%, 10/15/22	8,000	7,215
8.75%, 06/15/25	7,500	6,737
Kinder Morgan, Inc.
5.63%, 11/15/23 (a)	3,000	3,331
Weatherford International Ltd.
0.00%, 07/01/21 (c) (e) (g) (h)	23,000	8,050
0.00%, 06/15/23 (c) (g) (h)	9,900	3,515
		99,777
Consumer Discretionary 2.4%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	6,100	5,069
Ford Motor Company
4.35%, 12/08/26	7,500	7,523
General Motors Company
5.15%, 04/01/38	7,000	7,056
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	1,000	1,014

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Shea Homes Limited Partnership, A California Limited Partnership
5.88%, 04/01/23 (a)	6,000	6,145
6.13%, 04/01/25 (a)	6,000	6,156
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	9,500	9,974
5.25%, 05/15/27 (a)	2,000	2,055
		44,992
Consumer Staples 1.3%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,527
3.56%, 08/15/27	10,000	10,054
Kraft Heinz Foods Company
4.63%, 01/30/29 (b)	5,000	5,406
Post Holdings, Inc.
5.00%, 08/15/26 (a) (b)	4,500	4,669
5.63%, 01/15/28 (a)	1,500	1,590
		24,246
Utilities 0.8%
Calpine Corporation
5.38%, 01/15/23	15,000	15,188
Materials 0.8%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	4,400	4,577
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	11,000	10,500
		15,077
Industrials 0.8%
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	6,238
United Technologies Corporation
3.95%, 08/16/25	7,000	7,661
		13,899
Real Estate 0.6%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,776
Iron Mountain Incorporated
5.75%, 08/15/24	7,500	7,580
		11,356
Information Technology 0.3%
Commscope, Inc.
5.50%, 06/15/24 (a)	5,000	4,708
Total Corporate Bonds And Notes (cost $708,172)		688,063
COMMON STOCKS 36.8%
Utilities 6.4%
Dominion Energy, Inc.	350	28,364
Duke Energy Corporation	201	19,306
Sempra Energy	124	18,230
The Southern Company	650	40,151
Xcel Energy Inc.	170	11,031
		117,082
Financials 5.5%
Bank of America Corporation	700	20,419
Barclays Plc	5,500	10,149
JPMorgan Chase & Co.	250	29,423
MetLife, Inc.	194	9,140
Morgan Stanley	110	4,694
Wells Fargo & Co.	555	27,994
		101,819
Health Care 5.2%
AstraZeneca PLC	170	15,165
Bristol-Myers Squibb Co.	340	17,241
CVS Health Corporation	200	12,614
Johnson & Johnson	100	12,938
Merck & Co., Inc.	280	23,570
Pfizer Inc.	400	14,372
		95,900
Energy 5.0%
Baker Hughes, a GE Company, LLC - Class A	260	6,044
Chevron Corp. (i)	120	14,232
Exxon Mobil Corporation	200	14,122
Halliburton Co.	350	6,591
Occidental Petroleum Corporation	210	9,339
Royal Dutch Shell PLC - Class A - ADR	325	19,126
Schlumberger Ltd.	95	3,246
TC Energy Corporation (b)	150	7,769
Williams Cos. Inc.	500	12,030
		92,499
Consumer Staples 3.0%
Anheuser-Busch InBev - ADR (b)	130	12,370
Coca-Cola Co.	105	5,738
PepsiCo Inc.	117	16,027
Philip Morris International Inc.	100	7,593
Procter & Gamble Co.	115	14,304
		56,032
Materials 2.9%
BASF SE	225	15,734
Dow Holdings Inc.	203	9,672
DuPont de Nemours, Inc (i)	116	8,249
Rio Tinto Plc - ADR	380	19,805
		53,460
Information Technology 2.8%
Applied Materials, Inc.	120	5,988
Intel Corp.	170	8,745
International Business Machines Corp.	40	5,817
Lam Research Corp.	40	9,244
Microchip Technology Incorporated (b)	65	6,039
Texas Instruments Incorporated	119	15,380
		51,213
Communication Services 2.1%
Alphabet Inc. - Class A (g)	7	8,548
BCE Inc.	180	8,706
Verizon Communications Inc.	355	21,428
		38,682
Industrials 1.7%
3M Company	75	12,330
Cummins Inc. (i)	80	13,014
The Boeing Company	13	5,022
		30,366
Consumer Discretionary 1.6%
Daimler AG	185	9,188
Ford Motor Co.	800	7,328
General Motors Company	350	13,118
Target Corporation	—	2
		29,636
Real Estate 0.6%
Host Hotels & Resorts, Inc.	600	10,374
Total Common Stocks (cost $629,204)		677,063
EQUITY LINKED STRUCTURED NOTES 9.0%
Bank of America Corporation
(Wells Fargo & Company) (j)	280	14,123
Credit Suisse AG
(Analog Devices, Inc.) (a)	120	12,944
JPMorgan Chase & Co.
(Amazon.com, Inc.) (a)	5	8,547
JPMorgan Chase Bank, National Association
(Apple Inc.) (a)	160	33,733
(Target Corporation) (a)	35	3,734
Royal Bank of Canada
(Intel Corporation) (a) (e)	425	20,842
(Comcast Corporation) (a)	530	20,778
UBS AG
(Newmont Goldcorp Corporation) (a)	215	7,906
(CVS Health Corporation) (a)	150	9,305
(Texas Instruments Incorporated) (a)	150	19,012
(MetLife, Inc.)	290	13,851
Total Equity Linked Structured Notes (cost $158,204)		164,775
GOVERNMENT AND AGENCY OBLIGATIONS 7.2%
U.S. Treasury Note 6.7%
Treasury, United States Department of
1.88%, 12/31/19	20,000	19,997
2.50%, 05/31/20 - 06/30/20	40,000	40,169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
2.75%, 04/30/23 - 05/31/23	40,000	41,644
2.88%, 05/31/25	20,000	21,381
		123,191
Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
4.00%, 06/01/49	2,046	2,125
Government National Mortgage Association
3.50%, 09/20/49	4,340	4,503
4.00%, 09/20/49	2,250	2,352
		8,980
Total Government And Agency Obligations (cost $128,966)		132,171
SENIOR LOAN INTERESTS 1.9%
Consumer Discretionary 1.2%
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.61%, (3M LIBOR + 3.50%), 05/30/25 (j)	5,940	5,729
Belk, Inc.
Term Loan, 6.80%, (3M LIBOR + 4.75%), 11/18/22 (j)	9,599	6,959
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/29/25 (j)	8,896	8,929
		21,617
Health Care 0.4%
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.56%, (3M LIBOR + 3.50%), 03/26/25 (j)	8,371	7,116
Industrials 0.2%
West Corporation
Term Loan, 6.11%, (3M LIBOR + 4.00%), 10/03/24 (j)	4,505	4,017
Communication Services 0.1%
Securus Technologies Holdings, Inc.
Term Loan, 10.58%, (3M LIBOR + 8.25%), 06/30/25 (j)	2,200	1,927
Total Senior Loan Interests (cost $38,769)		34,677
PREFERRED STOCKS 1.1%
Information Technology 0.7%
Broadcom Inc., 8.00%, 09/30/22 (e) (g)	13	12,817
Financials 0.4%
Federal National Mortgage Association, Inc., 5.38%, (callable at 105,000 beginning 11/05/19) (c) (d) (e) (g) (h)	—	2,210
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (d)	200	5,628
		7,838
Total Preferred Stocks (cost $21,600)		20,655
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (c) (g) (k) (l)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 11.6%
Investment Companies 8.9%
JNL Government Money Market Fund - Institutional Class, 1.86% (m) (n)	164,249	164,249
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (m) (n)	49,028	49,028
Total Short Term Investments (cost $213,277)		213,277
Total Investments 105.0% (cost $1,898,192)		1,930,682
Other Derivative Instruments (0.0)%		(163)
Other Assets and Liabilities, Net (5.0)%		(92,480)
Total Net Assets 100.0%		1,838,039

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $377,999 and 20.6% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Non-income producing security.

(h) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(i) All or a portion of the security is subject to a written call option.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cemex Finance LLC, 6.00%, 04/01/24	03/25/14	3,000	3,083	0.2

JNL/Franklin Templeton Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Chevron Corporation	Call	130.00	12/20/19	400	(25)
Cummins Inc.	Call	175.00	12/20/19	400	(122)
E. I. du Pont de Nemours and Company	Call	75.00	10/18/19	500	(16)
					(163)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 95.6%
United Kingdom 14.2%
Bellway P L C	24	998
Biffa PLC (a)	4,880	14,176
Bovis Homes BVC Ltd.	64	878
Card Factory PLC	516	1,062
Clarkson PLC	449	13,539
Coats Group PLC	1,201	1,095
Devro PLC	1,418	3,302
Greggs PLC	147	3,774
Headlam Group PLC	2,026	11,247
John Wood Group P.L.C. (b)	2,479	11,552
Man Group PLC	1,617	3,472
Oxford Instruments PLC	110	1,727
PageGroup Plc	1,128	6,093
SIG plc	1,186	1,833
Sthree Plc	1,048	3,912
		78,660
Japan 11.1%
Anicom Holdings, Inc. (b)	92	3,509
Asahi Corporation	75	827
Asics Corp.	234	4,028
BML Inc.	265	7,157
Bunka Shutter Co. Ltd.	166	1,429
Daibiru Corp.	209	2,156
Descente Ltd.	—	4
Dowa Holdings Co. Ltd.	75	2,572
En-Japan Inc.	56	2,145
Fuji Oil Holdings Inc. (b)	127	3,709
Gulliver International Co. Ltd. (b)	430	1,899
Hoshino Resorts REIT, Inc.	—	1,175
Idec Corp.	124	2,263
Kobayashi Pharmaceutical Co. Ltd.	25	1,882
Meitec Corp.	76	3,748
Morita Holdings Corp.	108	1,699
N Field Co Ltd	112	649
Nichiha Corporation	101	2,770
Nihon Parkerizing Co. Ltd.	139	1,515
Nissei ASB Machine Co., Ltd. (b)	54	1,697
Qol Holdings Co., Ltd.	110	1,462
Square Enix Holdings Co. Ltd.	47	2,291
Tadano Ltd. (b)	206	1,979
Taiyo Holdings Co., Ltd.	7	240
TechnoPro Holdings, Inc.	47	2,832
Tsumura & Co. (b)	139	3,737
Zojirushi Corp. (b)	151	1,998
		61,372
Bermuda 8.2%
Arch Capital Group Ltd. (c)	356	14,924
AXIS Capital Holdings Limited	31	2,076
Liberty Latin America Ltd. - Class A (c)	620	10,577
Liberty Latin America Ltd. - Class C (c)	379	6,484
RenaissanceRe Holdings Ltd	58	11,317
		45,378
Canada 7.7%
Badger Daylighting Ltd. (b)	17	522
Canaccord Genuity Group Inc.	520	2,047
Canada Goose Holdings Inc. (c)	28	1,235
Canadian Western Bank	138	3,458
Computer Modelling Group Ltd.	207	956
Fairfax Financial Holdings Ltd.	31	13,797
Fairfax India Holdings Corporation (a) (c)	1,287	15,443
Gran Tierra Energy Inc. (c)	524	648
Mullen Group Ltd. (b)	186	1,224
Russel Metals Inc.	57	908
ShawCor Ltd.	80	920
The North West Company Inc. (b)	86	1,833
		42,991
Sweden 5.7%
Cloetta AB - Class B	4,173	11,979
Dometic Group AB (publ) (a)	307	2,405
Dustin Group AB (a) (b)	870	6,955
Granges AB (b)	294	3,002
Hexpol AB	419	3,218
Tethys Oil AB	110	878
Thule Group AB (a)	183	3,473
		31,910
Spain 5.6%
Construcciones Y Auxiliar De Ferrocarriles, S.A	57	2,601
Lar Espana Real Estate Socimi, S.A. (d)	1,098	9,252
Prosegur Cash, S.A. (a)	4,355	6,258
Zardoya Otis SA (b)	1,902	12,915
		31,026
France 5.3%
Elior Group (a) (b)	1,098	14,587
Elis SA	702	12,426
Maisons Du Monde (a)	58	910
Nexans	41	1,510
		29,433
Hong Kong 5.3%
Goodbaby International Holdings Limited (c)	6,287	949
Greatview Aseptic Packaging Company Limited	2,137	1,051
Hang Lung Group Ltd.	5,770	14,437
Johnson Electric Holdings Limited	514	925
PAX Global Technology Limited	2,630	1,187
Techtronic Industries Company Limited	585	4,076
Value Partners Group Limited	3,189	1,611
VTech Holdings Ltd. (b)	261	2,278
Xtep International Holdings Limited	5,057	2,739
		29,253
Denmark 4.4%
ISS A/S (b)	320	7,922
Matas A/S	119	881
Nilfisk Holding A/S (b) (c)	86	1,991
Scandinavian Tobacco Group A/S (a) (b)	1,153	13,512
		24,306
Germany 4.0%
Brenntag AG	150	7,255
Gerresheimer AG	49	3,494
JENOPTIK Aktiengesellschaft	85	2,107
Rational AG	6	4,048
Stabilus S.A.	51	2,488
zooplus AG (c)	23	2,710
		22,102
China 2.9%
Beijing Hollysys Co.,Ltd.	134	2,043
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (c)	251	12,397
China ZhengTong Auto Services Holdings Limited	2,133	618
Shanghai Haohai Biological Technology Co., Ltd. - Class H (a)	208	1,009
		16,067
Taiwan 2.7%
Chicony Electronics Co. Ltd.	1,062	3,133
Giant Manufacturing Co. Ltd.	442	3,015
King Yuan Electronics Co. Ltd.	3,123	3,520
Merida Industry Co. Ltd.	397	2,262
Tripod Technology Corp.	786	2,833
		14,763
Ireland 2.4%
Total Produce Public Limited Company (b)	8,771	13,422
Netherlands 2.1%
Aalberts Industries N.V.	30	1,187
Accell Group N.V.	61	1,476
Arcadis NV	152	2,835
Flow Traders N.V. (a)	56	1,477
Intertrust N.V. (a)	162	3,176
PostNL NV (b)	656	1,458
		11,609
Italy 1.7%
Interpump Group SpA	122	3,860
Technogym S.p.A. (a)	407	4,529

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Tod's SpA (b)	20	976
		9,365
Singapore 1.6%
Haw Par Corp. Ltd.	511	4,955
Straits Trading Co. Ltd.	2,687	4,023
		8,978
Switzerland 1.5%
Bucher Industries AG	11	3,545
Landis+Gyr Group AG	18	1,608
Logitech International S.A. (b)	48	1,955
Tecan Group AG	5	1,176
		8,284
Belgium 1.1%
Barco NV	21	4,080
Ontex Group (b)	123	2,220
		6,300
Brazil 1.1%
Camil Alimentos S.A.	1,593	2,584
Grendene S.A.	748	1,560
M. Dias Branco S.A. Industria e Comercio de Alimentos	238	2,007
		6,151
Finland 1.0%
Huhtamaki Oyj - Class I	110	4,376
Outotec Oyj (c)	167	981
Uponor Oyj	40	429
		5,786
United Arab Emirates 1.0%
Borr Drilling Limited (b) (c)	1,059	5,503
Australia 1.0%
Hansen Technologies Limited	2,150	5,475
South Korea 0.9%
BNK Financial Group Inc.	274	1,646
DGB Financial Group	392	2,446
Orion Incorporation	9	771
		4,863
Greece 0.8%
Silverado C & D, A California Limited Partnership (c)	1,398	4,725
United States of America 0.8%
OneSpaWorld Holdings Limited (b) (c)	290	4,501
Luxembourg 0.5%
Grand City Properties S.A.	122	2,743
India 0.5%
DCB Bank Limited	499	1,377
Welspun India Limited	1,588	1,180
		2,557
Indonesia 0.3%
PT XL Axiata Tbk. (c)	7,007	1,709
Poland 0.2%
CCC S.A.	35	1,200
Total Common Stocks (cost $573,150)		530,432
PREFERRED STOCKS 0.4%
Brazil 0.4%
Alpargatas S.A. (c)	381	2,374
Total Preferred Stocks (cost $847)		2,374
WARRANTS 0.1%
United States of America 0.1%
OneSpaWorld Holdings Limited (c)	60	291
Total Warrants (cost $0)		291
SHORT TERM INVESTMENTS 6.8%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	20,484	20,484
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	16,990	16,990
Total Short Term Investments (cost $37,474)		37,474
Total Investments 102.9% (cost $611,471)		570,571
Other Assets and Liabilities, Net (2.9)%		(15,906)
Total Net Assets 100.0%		554,665

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $87,910 and 15.8% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Non-income producing security.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	UBS	10/03/19	HKD	(89)	(11)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 87.6%
Financials 21.5%
Alleghany Corporation (a)	18	14,180
American International Group, Inc.	275	15,294
Barclays Plc	31	57
Cadence Bancorporation - Class A	91	1,590
Capital One Financial Corporation	95	8,602
Chubb Limited	32	5,105
CIT Group Inc.	114	5,189
Citigroup Inc.	171	11,790
Citizens Financial Group Inc.	245	8,670
Everest Re Group, Ltd.	11	2,945
Independent Bank Group, Inc.	10	530
JPMorgan Chase & Co.	138	16,246
MetLife, Inc.	102	4,807
Synovus Financial Corp.	84	3,022
The Hartford Financial Services Group, Inc.	179	10,862
Voya Financial Inc.	166	9,030
Wayne Services Legacy Inc. (a) (b) (c)	1	—
Wells Fargo & Co.	248	12,510
		130,429
Health Care 12.9%
Celgene Corp. (a)	39	3,883
CVS Health Corporation	142	8,977
Eli Lilly & Co.	78	8,709
GlaxoSmithKline PLC	601	12,848
Medtronic Public Limited Company	175	19,038
Merck & Co., Inc.	94	7,950
Novartis AG - ADR	153	13,284
Perrigo Company Public Limited Company	64	3,571
		78,260
Energy 9.9%
Baker Hughes, a GE Company, LLC - Class A	227	5,256
BP P.L.C.	1,165	7,376
Kinder Morgan, Inc.	561	11,554
Marathon Oil Corp.	528	6,483
Occidental Petroleum Corporation	98	4,376
Plains GP Holdings, L.P. - Class A (a)	186	3,946
Royal Dutch Shell PLC - Class A	113	3,316
Royal Dutch Shell PLC - Class A	156	4,566
Schlumberger Ltd.	177	6,062
Williams Cos. Inc.	300	7,213
		60,148
Information Technology 9.2%
Cisco Systems, Inc.	109	5,399
Cognizant Technology Solutions Corp. - Class A	158	9,547
Corning Inc.	219	6,249
Hewlett Packard Enterprise Company	364	5,518
Samsung Electronics Co. Ltd.	262	10,750
Symantec Corp.	457	10,791
Western Digital Corp.	132	7,857
		56,111
Communication Services 9.2%
Charter Communications, Inc. - Class A (a)	32	12,999
Comcast Corporation - Class A	248	11,171
Cumulus Media Inc. - Class B (a)	10	150
Discovery, Inc. - Class C (a)	228	5,622
Dish Network Corporation - Class A (a)	140	4,782
iHeartMedia, Inc. (a) (c) (d)	1	10
iHeartMedia, Inc. - Class A (a) (e)	47	699
Koninklijke KPN N.V.	1,437	4,480
Walt Disney Co.	123	16,071
		55,984
Consumer Staples 8.3%
Altria Group, Inc.	113	4,611
Archer-Daniels-Midland Company	132	5,412
British American Tobacco P.L.C. - ADR	60	2,215
British American Tobacco P.L.C.	219	8,079
Energizer Holdings, Inc. (e)	85	3,691
Imperial Brands PLC	74	1,663
Kraft Heinz Foods Company	331	9,261
The Kroger Co.	349	8,988
Walgreens Boots Alliance Inc.	118	6,526
		50,446
Industrials 7.5%
BAE Systems PLC	858	6,003
CNH Industrial N.V.	456	4,641
Fluor Corp.	78	1,498
General Electric Company	654	5,844
Huntington Ingalls Industries Inc.	32	6,851
Johnson Controls International Public Limited Company	233	10,210
Sensata Technologies Holding PLC (a)	208	10,434
		45,481
Consumer Discretionary 5.7%
General Motors Company	205	7,688
Lennar Corp. - Class A	116	6,470
Newell Brands Inc.	472	8,840
PVH Corp.	69	6,074
Toll Brothers Inc.	93	3,799
TRU Kids Parent LLC (a) (b) (c)	1	2,043
		34,914
Materials 1.6%
International Paper Co.	181	7,584
Westrock Company, Inc.	54	1,973
		9,557
Real Estate 1.2%
Alexander's, Inc.	4	1,538
Vornado Realty Trust	94	5,986
		7,524
Utilities 0.6%
Vistra Energy Corp.	142	3,790
Total Common Stocks (cost $483,427)		532,644
CORPORATE BONDS AND NOTES 1.9%
Information Technology 1.2%
Banff Merger Sub Inc.
9.75%, 09/01/26 (f)	3,156	3,015
Veritas USA Inc.
7.50%, 02/01/23 (f)	495	489
10.50%, 02/01/24 (f)	4,063	3,843
		7,347
Communication Services 0.6%
Frontier Communications Corporation
10.50%, 09/15/22	3,835	1,765
11.00%, 09/15/25	4,296	1,944
		3,709
Energy 0.1%
McDermott Technology (Americas), Inc.
10.63%, 05/01/24 (f)	1,714	397
Financials 0.0%
Walter Energy Inc.
0.00% (b) (c)	1,503	—
Total Corporate Bonds And Notes (cost $16,208)		11,453
SENIOR LOAN INTERESTS 0.8%
Financials 0.8%
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 6.61%, (3M LIBOR + 4.50%), 01/27/23 (g)	4,267	4,023
USD Repriced Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/27/23 (g)	834	786
Total Senior Loan Interests (cost $4,796)		4,809
WARRANTS 0.0%
Avaya Holdings Corp. (a) (c)	23	24
Total Warrants (cost $55)		24
OTHER EQUITY INTERESTS 0.0%
Avaya Inc. (a) (b) (c) (h)	546	—
Avaya Inc. (a) (b) (c) (h)	3,139	—
Avaya Inc. Escrow (a) (b) (c) (h)	4,317	—
Avaya Inc. Escrow (a) (b) (c) (h) (i)	9,561	—
Avaya Inc. Escrow (a) (b) (c) (h) (i)	1,008	—
iHeartMedia, Inc. (a) (b) (c) (h)	7,449	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Texas Competitive Electric Holdings Co. LLC (a) (f) (h)	11,682	13
Tribune Co. Escrow Litigation Interests (a) (b) (c) (h)	49	—
Total Other Equity Interests (cost $0)		13
SHORT TERM INVESTMENTS 9.9%
Investment Companies 9.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (j) (k)	54,490	54,490
U.S. Treasury Bill 0.5%
Treasury, United States Department of
2.42%, 10/10/19 (l)	1,500	1,499
1.94%, 12/05/19 (l)	1,500	1,495
		2,994
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (j) (k)	2,393	2,393
Total Short Term Investments (cost $59,877)		59,877
Total Investments 100.2% (cost $564,363)		608,820
Other Derivative Instruments 0.0%		199
Other Assets and Liabilities, Net (0.2)%		(1,187)
Total Net Assets 100.0%		607,832

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2019.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $7,757 and 1.3% of the Fund.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(l) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avaya Inc. Escrow	12/27/16	—	—	—
Avaya Inc. Escrow	12/28/16	—	—	—
		—	—	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BOA	10/24/19	GBP	229	281	(5)
GBP/USD	BOA	10/24/19	GBP	5	6	—
GBP/USD	HSB	10/24/19	GBP	152	187	(2)
GBP/USD	HSB	10/24/19	GBP	35	44	—
USD/EUR	HSB	10/16/19	EUR	(9,069)	(9,896)	125
USD/GBP	HSB	10/24/19	GBP	(10,985)	(13,519)	46
USD/KRW	HSB	10/18/19	KRW	(12,483,877)	(10,442)	35
					(33,339)	199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.6%
Thailand 10.8%
Thailand, Kingdom of
1.88%, 06/17/22, THB	44,260	1,467
3.63%, 06/16/23, THB	12,530	443
2.40%, 12/17/23, THB	255,710	8,707
3.85%, 12/12/25, THB	26,500	990
3.58%, 12/17/27, THB	27,180	1,033
1.25%, 03/12/28, THB (a) (b)	85,058	2,715
2.88%, 12/17/28, THB	65,380	2,391
3.65%, 12/17/21 - 06/20/31, THB	103,950	3,698
3.78%, 06/25/32, THB	138,950	5,720
3.40%, 06/17/36, THB	19,170	800
3.30%, 06/17/38, THB	38,630	1,621
		29,585
South Africa 7.0%
South Africa, Parliament of
10.50%, 12/21/26, ZAR	32,030	2,361
8.00%, 01/31/30, ZAR	3,580	221
7.00%, 02/28/31, ZAR	17,420	974
8.25%, 03/31/32, ZAR	16,947	1,030
8.88%, 02/28/35, ZAR	79,620	4,949
8.50%, 01/31/37, ZAR	103,945	6,153
9.00%, 01/31/40, ZAR	56,045	3,416
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	80
		19,185
Brazil 6.1%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21 - 01/01/29, BRL	58,074	15,526
6.00%, 08/15/40, BRL (c)	1,039	1,112
		16,638
Colombia 4.9%
Presidencia de la Republica de Colombia
3.50%, 03/10/21 - 05/07/25, COP (a)	7,217,770	2,139
7.75%, 04/14/21, COP	1,138,000	340
7.00%, 05/04/22 - 06/30/32, COP	18,356,900	5,608
4.38%, 03/21/23, COP	1,858,000	520
10.00%, 07/24/24, COP	3,427,600	1,188
6.25%, 11/26/25, COP	3,535,200	1,061
7.50%, 08/26/26, COP	2,898,600	926
3.30%, 03/17/27, COP (a)	530,718	165
6.00%, 04/28/28, COP	5,229,800	1,523
		13,470
Chile 4.4%
Banco Central de Chile
3.00%, 03/01/22, CLP (a)	476,825	715
Gobierno de la Republica de Chile
5.50%, 08/05/20, CLP	751,000	1,053
4.00%, 03/01/23, CLP	1,435,000	2,090
4.50%, 02/28/21 - 03/01/26, CLP	3,950,000	5,857
5.00%, 03/01/35, CLP	1,320,000	2,272
		11,987
Russian Federation 4.0%
Ministry of Finance of the Russian Federation
7.95%, 10/07/26, RUB	148,260	2,432
6.90%, 05/23/29, RUB	50,190	773
8.50%, 09/17/31, RUB	210,680	3,633
7.25%, 05/10/34, RUB	259,810	4,042
		10,880
Poland 3.8%
Urzad Rady Ministrow
4.00%, 10/25/23, PLN	7,290	1,978
2.75%, 04/25/28 - 10/25/29, PLN	32,270	8,562
		10,540
Mexico 3.5%
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	53,342	2,809
8.50%, 05/31/29 - 11/18/38, MXN	40,897	2,328
7.75%, 05/29/31, MXN	21,202	1,138
7.75%, 11/23/34, MXN	6,142	329
10.00%, 11/20/36, MXN	33,562	2,164
8.00%, 11/07/47, MXN	16,431	896
		9,664
Peru 3.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	1,395	525
6.35%, 08/12/28, PEN (d)	2,662	923
5.94%, 02/12/29, PEN	4,400	1,467
6.95%, 08/12/31, PEN (b)	938	339
6.15%, 08/12/32, PEN	7,720	2,609
5.40%, 08/12/34, PEN	2,100	665
6.90%, 08/12/37, PEN (b)	2,245	815
6.85%, 02/12/42, PEN (b)	4,205	1,539
6.71%, 02/12/55, PEN (b)	718	266
		9,148
Turkey 2.5%
Turkiye Cumhuriyeti Basbakanlik
11.00%, 03/02/22 - 02/24/27, TRY	12,960	2,118
10.70%, 08/17/22, TRY	6,740	1,121
12.20%, 01/18/23, TRY	9,920	1,706
16.20%, 06/14/23, TRY	2,370	453
8.80%, 09/27/23, TRY	6,260	944
4.88%, 10/09/26	220	204
6.00%, 01/14/41	230	206
		6,752
Hungary 2.3%
Koztarsasagi Elnoki Hivatal
3.00%, 06/26/24, HUF	896,050	3,194
5.50%, 06/24/25, HUF	610,020	2,461
2.75%, 12/22/26, HUF	145,220	514
3.00%, 10/27/27, HUF	31,860	115
		6,284
Czech Republic 1.8%
Urad Vlady CR
1.00%, 06/26/26, CZK	18,150	751
0.25%, 02/10/27, CZK	40,410	1,581
2.50%, 08/25/28, CZK	19,820	920
0.95%, 05/15/30, CZK	26,460	1,068
4.20%, 12/04/36, CZK	12,140	723
		5,043
Dominican Republic 1.5%
Banco Central de la Republica Dominicana
10.50%, 04/07/23, DOP (b)	2,700	55
11.00%, 09/15/23, DOP (d)	2,190	44
12.00%, 03/05/32, DOP (b)	58,600	1,279
Presidencia de la Republica Dominicana
8.90%, 02/15/23, DOP (d)	10,850	209
11.50%, 05/10/24, DOP (b)	22,700	479
9.75%, 06/05/26, DOP (d)	64,900	1,274
18.50%, 02/04/28, DOP (d) (e)	4,900	140
11.38%, 07/06/29, DOP (b)	3,000	63
6.50%, 02/15/48 (b)	220	236
6.40%, 06/05/49 (d)	420	447
		4,226
Indonesia 1.2%
The Republic of Indonesia, The Government of
8.25%, 07/15/21, IDR	32,700,000	2,378
7.00%, 05/15/27, IDR	7,241,000	504
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	6,572,000	511
		3,393
Argentina 0.3%
Gobierno de la Provincia de Santa Fe
7.00%, 03/23/23 (b)	180	117
Presidencia De La Nacion
4.50%, 02/13/20 (f)	240	85
54.21%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (f) (g)	2,475	23
2.50%, 07/22/21, ARS (c)	375	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
3.38%, 01/15/23, EUR (b)	530	220
5.00%, 01/15/27, EUR (b)	420	176
5.25%, 01/15/28, EUR (d)	440	184
3.75%, 12/31/38 (h)	40	16
		827
Venezuela 0.3%
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (b) (f) (i) (j) (k)	10,060	765
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corporation (COFINA)
4.50%, 07/01/34	38	41
4.55%, 07/01/40	19	20
4.75%, 07/01/53	141	146
5.00%, 07/01/58	358	377
		584
Ukraine 0.2%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (b)	510	540
Uruguay 0.2%
Banco de la Republica Oriental del Uruguay
4.38%, 12/15/28, UYU (a)	10,942	312
El Gobierno De La Republica Oriental Del Uruguay
8.50%, 03/15/28, UYU (d)	9,550	218
		530
Nigeria 0.1%
Africa Finance Corporation
3.88%, 04/13/24 (d)	300	309
Burundi 0.1%
Eastern & Southern African Trade and Development Bank
5.38%, 03/14/22 (b)	200	206
Philippines 0.1%
The Philippines, Government of
3.90%, 11/26/22, PHP	10,000	193
Total Government And Agency Obligations (cost $170,316)		160,749
CORPORATE BONDS AND NOTES 26.6%
Peru 4.3%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (d)	945	1,168
Banco de Credito del Peru
4.85%, 10/30/20, PEN (d)	740	222
4.65%, 09/17/24, PEN (d)	15,500	4,599
2.70%, 01/11/25 (d)	620	620
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (d) (e)	570	577
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (d)	490	534
Corporacion Lindley S.A.
6.75%, 11/23/21 (b)	1,756	1,857
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	590	662
Inretail Pharma S.A
5.38%, 05/02/23 (d)	710	746
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (b) (l)	831	764
		11,749
Turkey 2.4%
Akbank Turk Anonim Sirketi
6.80%, 04/27/28 (b)	480	434
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi
3.38%, 11/01/22 (b)	1,340	1,320
Coca Cola Icecek A.S.
4.22%, 09/19/24 (b)	800	792
4.22%, 09/19/24 (d)	400	398
Global Liman Isletmeleri Anonim Sirketi
8.13%, 11/14/21 (b)	200	195
8.13%, 11/14/21 (d)	500	488
Turkiye Garanti Bankasi A.S.
6.13%, 05/24/27 (b) (g)	307	275
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/24 (d)	310	316
Yapi ve Kredi Bankasi A.S.
13.88% (b) (m)	470	506
13.88%, (callable at 100 beginning 01/15/24) (d) (m) (n)	360	389
5.13%, 10/22/19 (b)	200	200
6.10%, 03/16/23 (b)	410	402
8.25%, 10/15/24 (d)	940	974
		6,689
Mexico 2.0%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (d) (m)	370	370
7.50%, (callable at 100 beginning 06/27/29) (d) (m)	230	233
BBVA Bancomer, S.A.
5.13%, 01/18/33 (b)	220	210
5.13%, 01/18/33 (d)	500	477
Fideicomiso F/80460
4.25%, 10/31/26 (b)	200	201
3.88%, 04/30/28 (d)	330	323
5.50%, 07/31/47 (b)	200	198
5.50%, 07/31/47 (d)	320	317
Fresnillo PLC
5.50%, 11/13/23 (b)	402	438
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (d)	910	985
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (d)	300	311
JB y Compania, S.A. de C.V.
3.75%, 05/13/25 (b)	190	194
3.75%, 05/13/25 (d)	600	616
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (d)	100	99
Minera Mexico, S.A. de C.V.
4.50%, 01/26/50 (d)	440	433
Petroleos Mexicanos
6.49%, 01/23/27 (d)	70	73
7.69%, 01/23/50 (d) (e)	130	136
		5,614
China 1.7%
21Vianet Group, Inc.
7.00%, 08/17/20 (b)	350	350
China Evergrande Group
8.25%, 03/23/22 (b)	220	197
4.25%, 02/14/23, HKD (b) (n)	2,000	223
China National Bluestar (Group) Co,Ltd.
3.50%, 09/30/21 (b)	400	404
CNAC (HK) Finbridge Company Limited
4.13%, 03/14/21 (b)	1,040	1,057
3.38%, 06/19/24 (b)	200	202
Guangzhou R&F Properties Co., Ltd.
8.13%, 02/27/23 - 07/11/24 (b)	400	381
Huarong Finance 2017 Co., Ltd.
4.50%, (callable at 100 beginning 01/24/22) (b) (m)	400	404
Huarong Finance Co., Ltd.
3.75%, 05/29/24 (b)	400	409
Huarong Finance II Co., Ltd.
5.50%, 01/16/25 (b)	200	219
5.00%, 11/19/25 (b)	200	216
JD.com Inc.
3.88%, 04/29/26	260	271
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (b)	200	181
9.38%, 06/30/24 (b)	320	272
		4,786
India 1.4%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (d)	350	352
4.00%, 07/30/27 (b)	200	204

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Adani Transmission Limited
4.00%, 08/03/26 (b)	600	612
Glenmark Pharmaceuticals Limited
2.00%, 06/28/22 (b) (f) (n)	250	268
GMR Hyderabad International Airport Limited
5.38%, 04/10/24 (b)	200	206
Greenko Investment Company
4.88%, 08/16/23 (b)	600	593
4.88%, 08/16/23 (d)	200	198
Neerg Energy Ltd
6.00%, 02/13/22 (b)	200	198
6.00%, 02/13/22 (d)	400	395
Reliance Industries Limited
3.67%, 11/30/27 (d)	660	691
UPL Corporation Limited
4.50%, 03/08/28 (b)	210	218
		3,935
South Africa 1.2%
Growthpoint Properties Ltd
5.87%, 05/02/23 (d)	560	599
MTN (Mauritius) Investments Limited
5.37%, 02/13/22 (b)	660	680
4.76%, 11/11/24 (b)	400	405
6.50%, 10/13/26 (d)	370	405
Sasol Financing USA LLC
5.88%, 03/27/24	1,160	1,250
		3,339
Russian Federation 1.2%
CBOM Finance Public Limited Company
7.50%, 10/05/27 (b) (g)	950	816
Gaz Capital S.A.
5.15%, 02/11/26 (b) (f)	1,010	1,097
LUKOIL International Finance B.V.
4.56%, 04/24/23 (b)	510	537
Phosagro Bond Funding Designated Activity Company
3.95%, 11/03/21 (d)	810	827
		3,277
Argentina 1.1%
Arcor S.A.I.C.
6.00%, 07/06/23 (b)	70	61
6.00%, 07/06/23 (d)	810	706
Cablevision S.A.
6.50%, 06/15/21 (b)	340	308
6.50%, 06/15/21 (d)	300	274
Compania General de Combustibles S.A.
9.50%, 11/07/21 (b)	341	258
IRSA Propiedades Comerciales S.A.
8.75%, 03/23/23 (b)	342	256
Tecila Sociedad Anonima
6.95%, 07/21/27 (b)	260	196
7.00%, 12/15/47 (b)	100	68
Tecpetrol
4.88%, 12/12/22 (b)	442	415
Telecom Argentina SA
8.00%, 07/18/26 (d)	480	417
		2,959
Colombia 1.1%
Banco de Bogota S.A.
6.25%, 05/12/26 (b)	230	260
6.25%, 05/12/26 (d)	850	960
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (b) (m)	140	144
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	550	579
Transportadora de Gas Internacional S.A. E.S.P.
5.55%, 11/01/28 (d)	810	936
		2,879
Netherlands 1.0%
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (d)	200	203
8.00%, 09/27/27 (d) (e)	200	204
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	480	488
MV24 Capital B.V.
6.75%, 06/01/34 (d)	420	433
NE Property B.V.
3.75%, 02/26/21, EUR (b)	200	229
Petrobras Global Finance B.V.
5.09%, 01/15/30 (d)	810	845
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	260	238
		2,640
United Kingdom 0.8%
European Bank for Reconstruction and Development
16.95%, 04/03/20, UAH (b)	43,500	1,792
Standard Chartered Bank
7.50%, 08/17/32, IDR (b)	1,946,000	135
Tullow Oil PLC
6.25%, 04/15/22 (d)	350	354
		2,281
Guatemala 0.8%
Comcel Trust
6.88%, 02/06/24 (b)	310	320
6.88%, 02/06/24 (d)	330	341
Intertrust SPV (Cayman) Limited
5.88%, 05/03/27 (d)	760	760
The Central America Bottling Corporation
5.75%, 01/31/27 (d)	680	722
		2,143
Brazil 0.7%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (b) (m)	1,190	1,177
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	131	144
5.40%, 02/01/27	20	23
Petrobras Global Finance B.V.
6.00%, 01/27/28	160	178
6.90%, 03/19/49	90	104
Samarco Mineracao S/A
0.00%, 11/01/22 (b) (f) (i) (j)	300	214
Vale Overseas Ltd
6.25%, 08/10/26	145	168
		2,008
Indonesia 0.6%
Eterna Capital Pte. Ltd.
8.00%, 12/11/22 (b) (o)	62	45
Innovate Capital Pte. Ltd.
6.00%, 12/11/24 (b) (f) (n) (o)	516	219
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (d)	435	505
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	320	330
PT Pertamina (Persero)
4.88%, 05/03/22 (b)	560	591
		1,690
Chile 0.6%
Inversiones CMPC S.A.
4.38%, 05/15/23 (b) (e)	200	209
4.38%, 04/04/27 (b)	200	211
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 04/21/20 (d)	230	233
3.63%, 04/03/23 (b)	500	509
4.25%, 05/07/29 (d)	460	491
		1,653
United Arab Emirates 0.6%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (d)	600	700
Abu Dhabi National Energy Company - J S C
4.00%, 10/03/49 (d)	200	202
DP World UAE Region FZE
1.75%, 06/19/24 (n)	400	397

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	260	268
		1,567
Luxembourg 0.5%
Altice Financing S.A.
6.63%, 02/15/23 (b)	320	328
7.50%, 05/15/26 (b)	600	636
7.50%, 05/15/26 (d)	420	447
		1,411
Singapore 0.4%
DBS Group Holdings Ltd
2.85%, 04/16/22 (d)	440	447
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	198	229
Theta Capital Pte. Ltd.
7.00%, 04/11/22 (b)	400	404
		1,080
Ukraine 0.4%
Metinvest B.V.
7.75%, 04/23/23 (d)	235	248
MHP SE SA
7.75%, 05/10/24 (b)	520	558
7.75%, 05/10/24 (d)	200	214
		1,020
Ghana 0.4%
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	680	701
Tullow Oil PLC
7.00%, 03/01/25 (b)	270	275
		976
Jamaica 0.3%
Digicel Group Limited
6.00%, 04/15/21 (b)	850	599
8.25%, 09/30/22 - 12/30/22 (d)	221	74
6.75%, 03/01/23 (d)	450	214
		887
Dominican Republic 0.3%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (d)	840	881
Australia 0.3%
Santos Finance Ltd
5.25%, 03/13/29 (b) (e)	710	768
Norway 0.3%
Dno Asa
8.75%, 05/31/23 (d)	300	306
8.38%, 05/29/24 (d)	430	430
		736
Malaysia 0.3%
Gohl Capital Limited
4.25%, 01/24/27 (b)	690	720
Paraguay 0.3%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	650	695
Cayman Islands 0.2%
China Overseas Finance Cayman Limited
0.00%, 01/05/23 (b) (l) (n)	600	663
Switzerland 0.2%
Syngenta Finance N.V.
5.18%, 04/24/28 (d)	320	339
5.68%, 04/24/48 (d)	250	260
		599
Romania 0.2%
Digi Communications N.V.
5.00%, 10/15/23, EUR (d)	160	178
NE Property B.V.
1.75%, 11/23/24, EUR (b)	300	333
		511
Mongolia 0.2%
Mongolian Mining Corporation
0.00%, (callable at 100 beginning 04/01/20) (b) (f) (m) (o)	366	205
9.25%, 04/15/24 (d)	250	237
		442
Hungary 0.2%
OTP Bank Nyrt.
2.88%, 07/15/29, EUR (b)	380	423
Bermuda 0.1%
Li & Fung Limited
4.38%, 10/04/24 (b)	380	380
Zambia 0.1%
First Quantum Minerals Ltd
6.88%, 03/01/26 (b)	390	372
Hong Kong 0.1%
Far East Horizon Limited
4.35%, (callable at 100 beginning 06/14/22) (b) (m)	380	365
Japan 0.1%
SoftBank Group Corp
6.00%, (callable at 100 beginning 07/19/23) (b) (m)	350	324
Ireland 0.1%
Oilflow SPV 1 Designated Activity Company
12.00%, 01/13/22 (b)	310	322
Thailand 0.1%
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (b) (m)	200	204
United States of America 0.0%
Vale Overseas Ltd
4.38%, 01/11/22	30	31
Total Corporate Bonds And Notes (cost $71,191)		73,019
CREDIT LINKED STRUCTURED NOTES 8.3%
Indonesia 5.8%
Deutsche Bank Aktiengesellschaft
(The Republic of Indonesia, The Government of, 7.50%, 08/15/32, Moody's Rating N/A), IDR (b)	21,400,000	1,488
JPMorgan Chase Bank, National Association
(The Republic of Indonesia, The Government of, 8.38%, 09/15/26, Moody's Rating N/A), IDR	13,137,000	992
(The Republic of Indonesia, The Government of, 9.00%, 03/15/29, Moody's Rating Baa2), IDR	55,759,000	4,335
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody’s Rating N/A), IDR	61,400,000	4,716
Standard Chartered Bank
(The Republic of Indonesia, The Government of, 9.00%, 03/15/29, Moody's Rating Baa2), IDR (d)	10,711,000	834
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody's Rating N/A), IDR	24,920,000	1,914
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody's Rating N/A), IDR (d)	19,611,000	1,507
		15,786
Egypt 1.8%
Citigroup Global Markets Holdings Inc.
(The Arab Republic of Egypt, 0.00%, 03/03/20, Moody’s Rating N/A), EGP (d) (l)	30,350	1,748
HSBC Bank PLC
(The Arab Republic of Egypt, 0.00%, 11/19/19, Moody’s Rating N/A), EGP (d) (l)	15,200	914
JPMorgan Chase Bank, National Association
(The Arab Republic of Egypt, 0.00%, 10/22/19, Moody’s Rating N/A), EGP (d) (l)	15,175	922

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
(The Arab Republic of Egypt, 0.00%, 12/03/19, Moody’s Rating N/A), EGP (l)	21,500	1,276
		4,860
Ukraine 0.5%
Citigroup Global Markets Holdings Inc.
(Cabinet of Ministers of Ukraine, 14.64%, 06/15/20, Moody's Rating N/A), UAH	24,500	1,010
(Cabinet of Ministers of Ukraine, 14.30%, 07/08/20, Moody's Rating N/A), UAH (d) (l)	10,870	446
		1,456
Colombia 0.2%
Citigroup Inc.
(Presidencia de la República de Colombia, 10.00%, 07/24/24, Moody's Rating N/A), COP (d)	1,642,000	567
Total Credit Linked Structured Notes (cost $23,518)		22,669
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corporation (i)	125	15
United States of America 0.0%
New Cotai LLC (f) (i) (p)	—	—
Total Common Stocks (cost $41)		15
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (q) (r)	1,781	1,781
Total Short Term Investments (cost $1,781)		1,781
Total Investments 94.1% (cost $266,847)		258,233
Other Derivative Instruments (0.0)%		(54)
Other Assets and Liabilities, Net 5.9%		16,194
Total Net Assets 100.0%		274,373

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(c) Treasury inflation indexed note, par amount is not adjusted for inflation.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $46,511 and 17.0% of the Fund.

(e) All or a portion of the security was on loan as of September 30, 2019.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(i) Non-income producing security.

(j) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Convertible security.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.00%, 08/17/20	08/15/18	347	350	0.1
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	07/22/19	202	204	0.1
Adani Transmission Limited, 4.00%, 08/03/26	01/14/19	561	612	0.2
Akbank Turk Anonim Sirketi, 6.80%, 04/27/28	10/19/18	377	434	0.2
Altice Financing S.A., 6.63%, 02/15/23	01/23/18	324	328	0.1
Altice Financing S.A., 7.50%, 05/15/26	10/06/17	626	636	0.2
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi, 3.38%, 11/01/22	04/28/14	1,256	1,320	0.5
Arcor S.A.I.C., 6.00%, 07/06/23	01/09/19	67	61	—
Banco Central de la Republica Dominicana, 10.50%, 04/07/23	03/14/18	57	55	—
Banco Central de la Republica Dominicana, 12.00%, 03/05/32	10/19/17	1,362	1,279	0.5
Banco de Bogota S.A., 6.25%, 05/12/26	03/20/19	245	260	0.1
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	11/24/14	910	1,177	0.4
BBVA Bancomer, S.A., 5.13%, 01/18/33	02/21/19	200	210	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	391	400	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	134	140	—
Cablevision S.A., 6.50%, 06/15/21	02/15/17	347	308	0.1
CBOM Finance Public Limited Company, 7.50%, 10/05/27	09/14/17	901	816	0.3
China Evergrande Group, 8.25%, 03/23/22	07/14/17	224	197	0.1
China Evergrande Group, 4.25%, 02/14/23	07/23/18	232	223	0.1
China National Bluestar (Group) Co,Ltd., 3.50%, 09/30/21	05/10/19	401	404	0.1
China Overseas Finance Cayman Limited, 0.00%, 01/05/23	06/18/19	654	663	0.2
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	01/18/19	1,041	1,057	0.4
CNAC (HK) Finbridge Company Limited, 3.38%, 06/19/24	06/13/19	200	202	0.1
Coca Cola Icecek A.S., 4.22%, 09/19/24	03/16/18	770	792	0.3
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	09/13/17	142	144	—
Comcel Trust, 6.88%, 02/06/24	08/12/16	315	320	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 8.20%, 08/12/26	07/31/19	527	525	0.2
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	03/20/15	309	339	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	06/23/16	716	815	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.85%, 02/12/42	09/11/13	1,325	1,539	0.6
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.71%, 02/12/55	10/11/16	214	266	0.1
Compania General de Combustibles S.A., 9.50%, 11/07/21	03/29/19	319	258	0.1
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	1,819	1,857	0.7
Deutsche Bank Aktiengesellschaft - The Republic of Indonesia, The Government of, 7.50%, 08/15/32, Moody's Rating N/A	04/26/18	1,428	1,488	0.5
Digicel Group Limited, 6.00%, 04/15/21	02/15/17	765	599	0.2
Eastern & Southern African Trade and Development Bank, 5.38%, 03/14/22	05/03/17	202	206	0.1
Eterna Capital Pte. Ltd., 8.00%, 12/11/22	02/25/19	54	45	—
European Bank for Reconstruction and Development, 16.95%, 04/03/20	04/10/19	1,623	1,792	0.6
Far East Horizon Limited, 4.35%, callable at 100 beginning 06/14/22	09/24/19	367	365	0.1
Fideicomiso F/80460, 4.25%, 10/31/26	12/12/18	185	201	0.1
Fideicomiso F/80460, 5.50%, 07/31/47	12/12/18	184	198	0.1
First Quantum Minerals Ltd, 6.88%, 03/01/26	02/21/19	360	372	0.1
Fresnillo PLC, 5.50%, 11/13/23	06/14/18	411	438	0.2
Gaz Capital S.A., 5.15%, 02/11/26	02/06/19	1,010	1,097	0.4
Glenmark Pharmaceuticals Limited, 2.00%, 06/28/22	10/20/16	257	268	0.1
Global Liman Isletmeleri Anonim Sirketi, 8.13%, 11/14/21	02/25/15	191	195	0.1
GMR Hyderabad International Airport Limited, 5.38%, 04/10/24	07/02/19	205	206	0.1
Gobierno de la Provincia de Santa Fe, 7.00%, 03/23/23	05/11/17	186	117	—
Gohl Capital Limited, 4.25%, 01/24/27	02/15/18	682	720	0.3
Greenko Investment Company, 4.88%, 08/16/23	02/03/17	590	593	0.2
Guangzhou R&F Properties Co., Ltd., 8.13%, 02/27/23	08/22/19	198	193	0.1
Guangzhou R&F Properties Co., Ltd., 8.13%, 07/11/24	07/04/19	200	188	0.1
Huarong Finance 2017 Co., Ltd., 4.50%, callable at 100 beginning 01/24/22	06/07/18	393	404	0.1
Huarong Finance Co., Ltd., 3.75%, 05/29/24	05/23/19	402	409	0.1
Huarong Finance II Co., Ltd., 5.50%, 01/16/25	02/05/18	208	219	0.1
Huarong Finance II Co., Ltd., 5.00%, 11/19/25	02/22/18	203	216	0.1
Innovate Capital Pte. Ltd., 6.00%, 12/11/24	01/02/18	404	219	0.1
Inversiones CMPC S.A., 4.38%, 05/15/23	12/15/17	206	209	0.1
Inversiones CMPC S.A., 4.38%, 04/04/27	04/15/19	203	211	0.1
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/23	08/16/18	334	256	0.1
JB y Compania, S.A. de C.V., 3.75%, 05/13/25	05/02/18	185	194	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	03/28/18	191	181	0.1
Kaisa Group Holdings Ltd., 9.38%, 06/30/24	11/08/17	312	272	0.1
Li & Fung Limited, 4.38%, 10/04/24	09/26/19	378	380	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	220	229	0.1
LUKOIL International Finance B.V., 4.56%, 04/24/23	06/24/15	482	537	0.2
MHP SE SA, 7.75%, 05/10/24	03/05/19	523	558	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	299	330	0.1
Mongolian Mining Corporation, 0.00%, callable at 100 beginning 04/01/20	05/18/17	177	205	0.1
MTN (Mauritius) Investments Limited, 5.37%, 02/13/22	10/05/17	669	680	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
MTN (Mauritius) Investments Limited, 4.76%, 11/11/24	12/10/18	374	405	0.1
NE Property B.V., 3.75%, 02/26/21	12/07/18	224	229	0.1
NE Property B.V., 1.75%, 11/23/24	01/09/19	304	333	0.1
Neerg Energy Ltd, 6.00%, 02/13/22	05/24/19	195	198	0.1
Oilflow SPV 1 Designated Activity Company, 12.00%, 01/13/22	02/22/18	322	322	0.1
OTP Bank Nyrt., 2.88%, 07/15/29	09/11/19	429	423	0.2
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	692	764	0.3
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,543	765	0.3
Presidencia De La Nacion, 3.38%, 01/15/23	11/02/17	616	220	0.1
Presidencia De La Nacion, 5.00%, 01/15/27	01/27/17	419	176	0.1
Presidencia de la Republica Dominicana, 11.50%, 05/10/24	06/29/15	528	479	0.2
Presidencia de la Republica Dominicana, 11.38%, 07/06/29	01/11/16	67	63	—
Presidencia de la Republica Dominicana, 6.50%, 02/15/48	07/11/19	231	236	0.1
PT Pertamina (Persero), 4.88%, 05/03/22	04/23/19	579	591	0.2
PTTEP Treasury Center Company Limited, 4.60%, callable at 100 beginning 07/17/22	09/06/19	204	204	0.1
Samarco Mineracao S/A, 0.00%, 11/01/22	03/21/17	211	214	0.1
Santos Finance Ltd, 5.25%, 03/13/29	04/23/19	717	768	0.3
Sociedad Quimica Y Minera De Chile S.A., 3.63%, 04/03/23	10/18/13	470	509	0.2
SoftBank Group Corp, 6.00%, callable at 100 beginning 07/19/23	09/19/17	353	324	0.1
Standard Chartered Bank, 7.50%, 08/17/32	09/20/18	120	135	—
Tecila Sociedad Anonima, 6.95%, 07/21/27	03/14/19	232	196	0.1
Tecila Sociedad Anonima, 7.00%, 12/15/47	02/11/19	80	68	—
Tecpetrol, 4.88%, 12/12/22	05/08/18	420	415	0.1
Thailand, Kingdom of, 1.25%, 03/12/28	07/04/19	2,685	2,715	1.0
Theta Capital Pte. Ltd., 7.00%, 04/11/22	06/04/19	398	404	0.1
Tullow Oil PLC, 7.00%, 03/01/25	07/18/18	263	275	0.1
Turkiye Garanti Bankasi A.S., 6.13%, 05/24/27	10/22/18	254	275	0.1
UPL Corporation Limited, 4.50%, 03/08/28	06/01/18	203	218	0.1
Yapi ve Kredi Bankasi A.S., 13.88%	08/07/19	472	506	0.2
Yapi ve Kredi Bankasi A.S., 5.13%, 10/22/19	09/14/18	199	200	0.1
Yapi ve Kredi Bankasi A.S., 6.10%, 03/16/23	09/18/18	373	402	0.1
		48,579	46,213	16.8

JNL/Goldman Sachs Emerging Markets Debt Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
30 Day Fed Funds Rate	56	November 2019		22,925	(5)	1
90 Day Eurodollar	1	December 2020		245	—	1
United States 10 Year Ultra Bond	23	December 2019		3,307	(1)	(32)
United States 2 Year Note	31	January 2020		6,679	(1)	1
United States 5 Year Note	110	January 2020		13,127	(7)	(21)
United States Long Bond	13	December 2019		2,150	—	(39)
					(14)	(89)
Short Contracts
Euro BOBL	(2)	December 2019	EUR	(273)	—	2
Euro Schatz	(4)	December 2019	EUR	(451)	—	2
United States 10 Year Note	(42)	December 2019		(5,463)	1	(10)
United States Ultra Bond	(15)	December 2019		(2,916)	(3)	38
					(2)	32

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.36	(M)	03/18/20	MXN	737,275	8	(133)
28-Day MEXIBOR (M)	Receiving	5.66	(M)	01/24/25	MXN	27,480	3	55
28-Day MEXIBOR (M)	Receiving	7.50	(M)	03/03/27	MXN	1,490	—	(5)
28-Day MEXIBOR (M)	Receiving	7.75	(M)	09/05/29	MXN	8,250	1	(21)
28-Day MEXIBOR (M)	Receiving	6.70	(M)	12/05/29	MXN	25,360	2	7
28-Day MEXIBOR (M)	Paying	6.75	(M)	12/15/21	MXN	271,000	(12)	41
28-Day MEXIBOR (M)	Paying	7.50	(M)	09/14/22	MXN	5	—	—
28-Day MEXIBOR (M)	Paying	6.63	(M)	12/14/22	MXN	47,060	(4)	16
28-Day MEXIBOR (M)	Paying	6.63	(M)	12/11/24	MXN	98,310	(10)	43
28-Day MEXIBOR (M)	Paying	6.84	(M)	12/09/26	MXN	67,270	(8)	56

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	8.25	(M)	06/06/29	MXN	3,505	—	20
3M HIBOR (Q)	Receiving	1.75	(Q)	12/18/29	HKD	12,530	(1)	(2)
3M JIBAR (Q)	Receiving	6.50	(Q)	12/18/20	ZAR	264,690	3	18
3M JIBAR (Q)	Paying	6.75	(Q)	12/18/21	ZAR	84,830	—	13
3M JIBAR (Q)	Paying	8.00	(Q)	12/18/29	ZAR	7,090	—	(6)
3M LIBOR (Q)	Receiving	1.75	(S)	12/18/21		25,860	(5)	(56)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		2,470	(1)	(28)
6M BUBOR (S)	Paying	0.80	(A)	12/18/21	HUF	4,542,760	(2)	63
6M BUBOR (S)	Paying	2.50	(A)	12/18/29	HUF	402,435	—	48
6M EURIBOR (S)	Paying	0.75	(A)	12/18/29	EUR	3,410	(4)	12
6M PRIBOR (S)	Receiving	2.00	(A)	03/18/22	CZK	119,700	2	2
6M PRIBOR (S)	Receiving	1.75	(A)	12/18/29	CZK	116,020	(3)	(71)
6M PRIBOR (S)	Paying	2.20	(A)	09/18/21	CZK	41,310	(1)	(15)
6M PRIBOR (S)	Paying	1.10	(A)	12/18/24	CZK	24,780	(3)	(29)
6M SOR (S)	Paying	1.75	(S)	12/18/29	SGD	2,080	2	9
6M WIBOR (S)	Receiving	1.75	(A)	03/18/22	PLN	65,350	6	(14)
6M WIBOR (S)	Receiving	1.86	(A)	12/18/24	PLN	66,010	11	(97)
6M WIBOR (S)	Receiving	2.50	(A)	12/18/29	PLN	14,225	(1)	(130)
7-Day China Fixing Repo Rate (Q)	Paying	3.00	(Q)	12/18/24	CNY	33,520	1	(3)
BRAZIBOR (M)	Receiving	9.80	(M)	01/02/25	BRL	3,825	(2)	(144)
BRAZIBOR (M)	Paying	7.25	(M)	01/02/20	BRL	65,147	(1)	168
BRAZIBOR (M)	Paying	5.56	(M)	01/04/21	BRL	9,190	—	14
BRAZIBOR (M)	Paying	6.66	(M)	01/02/23	BRL	68,065	6	191
BRAZIBOR (M)	Paying	6.85	(M)	01/02/23	BRL	8,775	1	54
BRAZIBOR (M)	Paying	7.90	(M)	01/02/23	BRL	15,775	1	239
Chilean Interbank Rate (S)	Paying	3.60	(S)	03/20/21	CLP	2,549,720	4	92
Chilean Interbank Rate (S)	Paying	1.65	(S)	12/18/21	CLP	9,187,175	(1)	(4)
Chilean Interbank Rate (S)	Paying	2.50	(S)	12/18/29	CLP	454,850	1	(5)
Colombian Interbank Rate (Q)	Receiving	4.20	(Q)	12/18/21	COP	19,020,850	6	4
Colombian Interbank Rate (Q)	Paying	4.75	(Q)	06/20/20	COP	95	—	—
Colombian Interbank Rate (Q)	Paying	5.00	(Q)	03/20/21	COP	33,284,965	9	127
Colombian Interbank Rate (Q)	Paying	5.30	(Q)	12/18/29	COP	9,268,275	—	11
Korean Won 3M Certificate of Deposit (Q)	Receiving	1.25	(Q)	12/18/29	KRW	2,531,890	2	—
Korean Won 3M Certificate of Deposit (Q)	Paying	1.25	(Q)	12/18/21	KRW	95,142,780	(4)	66
MIBOR (S)	Receiving	5.25	(S)	12/18/24	INR	46,520	—	(9)
MIBOR (S)	Paying	4.75	(S)	12/18/21	INR	676,080	(9)	(8)
							(3)	589

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Türkiye Cumhuriyeti Basbakanlik (Q)	1.00	06/20/24	620	63	—	(40)

Credit default swap agreements - sell protection[4]
Gobierno Federal de los Estados Unidos Mexicanos (Q)	1.00	06/20/24	(1,000)	(2)	—	11
Ministry of Diwan Amiri Affairs (Q)	1.00	06/20/24	(170)	4	—	—
Ministry of Diwan Amiri Affairs (Q)	1.00	12/20/24	(80)	2	—	—
Ministry of Finance of the Russian Federation (Q)	1.00	12/20/24	(520)	4	(1)	8
Presidencia de la República de Colombia (Q)	1.00	06/20/24	(1,610)	12	(1)	2
The Central People's Government of the People's Republic of China (Q)	1.00	06/20/22	(900)	19	—	(1)
The Republic of Indonesia, The Government of (Q)	1.00	06/20/24	(1,760)	15	(2)	3
				54	(4)	23

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	MSC	10/02/19	BRL	55,715	13,409	(81)
BRL/USD	MSC	10/02/19	BRL	4,418	1,064	3
BRL/USD	MSC	11/04/19	BRL	48,308	11,598	58
CLP/USD	MSC	10/01/19	CLP	7,993,165	10,961	(197)
COP/USD	MSC	10/10/19	COP	9,294,354	2,670	(91)
COP/USD	MSC	11/08/19	COP	17,759,456	5,093	(117)
COP/USD	MSC	11/08/19	COP	8,029,131	2,303	2
CZK/USD	MSC	12/18/19	CZK	121,479	5,141	(57)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/CZK	MSC	12/18/19	CZK	(11,891)	(503)	(1)
EUR/CZK	MSC	12/18/19	CZK	(22,052)	(933)	—
EUR/HUF	MSC	12/18/19	HUF	(523,827)	(1,713)	8
EUR/ILS	MSC	12/18/19	ILS	(5,215)	(1,506)	(35)
EUR/PLN	MSC	12/18/19	PLN	(2,852)	(712)	5
HUF/EUR	MSC	12/18/19	EUR	(653)	(716)	(1)
HUF/USD	MSC	12/18/19	HUF	420,974	1,377	(30)
HUF/PLN	MSC	12/18/19	PLN	(2,864)	(715)	(3)
IDR/USD	MSC	10/09/19	IDR	6,119,571	431	(7)
IDR/USD	MSC	10/09/19	IDR	77,645,914	5,466	53
ILS/USD	MSC	12/18/19	ILS	445	128	1
INR/USD	MSC	10/09/19	INR	49,199	694	(1)
INR/USD	MSC	10/09/19	INR	315,237	4,444	22
KRW/USD	MSC	11/25/19	KRW	2,985,700	2,500	(3)
KRW/USD	MSC	11/25/19	KRW	860,200	720	—
MXN/USD	MSC	12/18/19	MXN	41,720	2,088	(22)
MXN/USD	MSC	12/18/19	MXN	294,705	14,749	11
MYR/USD	MSC	11/12/19	MYR	50,588	12,075	(43)
PEN/USD	MSC	11/06/19	PEN	3,704	1,097	(7)
PHP/USD	MSC	10/18/19	PHP	38,479	742	6
PLN/EUR	MSC	12/18/19	EUR	(10,583)	(11,605)	(80)
PLN/USD	MSC	12/18/19	PLN	37,867	9,454	(181)
RON/EUR	MSC	12/18/19	EUR	(654)	(717)	—
RON/USD	MSC	12/18/19	RON	16,324	3,746	(56)
RUB/USD	MSC	10/15/19	RUB	923,386	14,212	(149)
RUB/USD	MSC	10/15/19	RUB	46,536	716	1
THB/USD	MSC	12/18/19	THB	3,027	99	—
TRY/EUR	MSC	12/18/19	EUR	(656)	(719)	20
TRY/USD	MSC	12/18/19	TRY	33,463	5,777	103
TWD/USD	MSC	10/03/19	TWD	44,477	1,434	9
TWD/USD	MSC	10/30/19	TWD	22,163	716	(1)
USD/BRL	MSC	10/02/19	BRL	(51,278)	(12,342)	(69)
USD/BRL	MSC	10/02/19	BRL	(8,855)	(2,131)	30
USD/CLP	MSC	10/01/19	CLP	(7,993,166)	(10,962)	272
USD/CLP	MSC	10/25/19	CLP	(4,898,423)	(6,721)	58
USD/CNH	MSC	12/18/19	CNH	(17,571)	(2,457)	10
USD/COP	MSC	10/10/19	COP	(9,294,354)	(2,669)	25
USD/COP	MSC	11/08/19	COP	(26,390,548)	(7,569)	64
USD/EUR	MSC	11/27/19	EUR	(881)	(964)	8
USD/EUR	MSC	12/18/19	EUR	(4,368)	(4,789)	69
USD/HKD	MSC	11/13/19	HKD	(1,889)	(241)	—
USD/HUF	MSC	12/18/19	HUF	(197,348)	(645)	12
USD/IDR	MSC	10/09/19	IDR	(26,345,360)	(1,854)	(23)
USD/IDR	MSC	10/09/19	IDR	(47,380,666)	(3,335)	6
USD/ILS	MSC	12/18/19	ILS	(16,526)	(4,774)	(63)
USD/INR	MSC	10/09/19	INR	(315,780)	(4,454)	(65)
USD/INR	MSC	10/09/19	INR	(48,656)	(686)	2
USD/INR	MSC	11/25/19	INR	(51,155)	(718)	(2)
USD/INR	MSC	12/03/19	INR	(49,199)	(690)	—
USD/KRW	MSC	11/25/19	KRW	(855,998)	(717)	—
USD/MXN	MSC	12/18/19	MXN	(14,360)	(719)	(6)
USD/MXN	MSC	12/18/19	MXN	(192,009)	(9,609)	85
USD/PEN	MSC	11/06/19	PEN	(1,454)	(431)	(3)
USD/PEN	MSC	11/06/19	PEN	(12,482)	(3,699)	47
USD/PLN	MSC	12/18/19	PLN	(2,858)	(714)	13
USD/RUB	MSC	10/15/19	RUB	(138,334)	(2,129)	29
USD/SGD	MSC	12/18/19	SGD	(5,119)	(3,707)	(3)
USD/SGD	MSC	12/18/19	SGD	(1,986)	(1,438)	7
USD/THB	MSC	12/18/19	THB	(329,223)	(10,781)	(27)
USD/THB	MSC	12/18/19	THB	(17,141)	(561)	—
USD/TRY	MSC	12/18/19	TRY	(7,882)	(1,360)	(8)
USD/TWD	MSC	10/03/19	TWD	(44,477)	(1,433)	1
USD/TWD	MSC	10/30/19	TWD	(139,789)	(4,514)	22
USD/ZAR	MSC	12/18/19	ZAR	(68,716)	(4,492)	76
ZAR/EUR	MSC	12/18/19	EUR	(656)	(719)	(22)
ZAR/USD	MSC	12/18/19	ZAR	41,580	2,718	(60)
ZAR/USD	MSC	12/18/19	ZAR	21,965	1,435	6
					4,194	(370)

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M KLIBOR (Q)	Paying	BOA	3.25	(Q)	12/18/24	MYR	62,870	77	(20)
3M TELBOR (Q)	Paying	BCL	1.34	(A)	12/18/29	ILS	5,480	—	62
3M TELBOR (Q)	Paying	DUB	1.41	(A)	12/18/29	ILS	6,090	—	79
Bloomberg Thailand 6M Reference Rate (S)	Paying	BOA	1.50	(S)	09/18/21	THB	127,080	—	15
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	(S)	02/04/21	THB	71,910	—	20
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	(S)	02/15/21	THB	31,420	—	8
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.25	(S)	06/18/21	THB	76,170	1	(2)
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.75	(S)	06/19/21	THB	151,980	2	35
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.75	(S)	06/20/21	THB	55,570	—	13
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.50	(S)	09/18/21	THB	144,860	(4)	22
Bloomberg Thailand 6M Reference Rate (S)	Paying	CSI	1.83	(S)	02/16/21	THB	41,040	—	11
Bloomberg Thailand 6M Reference Rate (S)	Paying	DUB	1.75	(S)	06/19/21	THB	134,600	—	32
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	03/20/21	THB	145,870	3	28
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	06/19/21	THB	390,600	8	86
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	06/20/21	THB	202,350	(1)	50
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	03/20/21	THB	258,100	—	54
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	06/19/21	THB	133,860	1	31
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	06/20/21	THB	80,650	—	20
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	(Q)	05/02/24	COP	980,390	—	(19)
								87	525

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/19	3,520	(9)	(32)	23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	550	(6)	3	(9)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	2,170	(25)	24	(49)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	970	(11)	14	(25)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	630	(7)	3	(10)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	740	(8)	9	(17)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	540	(6)	4	(10)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	990	(11)	12	(23)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	950	(11)	10	(21)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	3,080	(35)	40	(75)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	1,770	(21)	15	(36)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	760	(9)	4	(13)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	2,720	(31)	34	(65)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	1,130	(13)	15	(28)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	990	(11)	12	(23)
The Central People's Government of the People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	330	(5)	3	(8)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	520	(8)	—	(8)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	220	(3)	2	(5)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	1,710	(26)	18	(44)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	300	(4)	—	(4)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	1,520	(22)	16	(38)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	510	(8)	—	(8)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/22	820	(18)	(13)	(5)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	780	(17)	(13)	(4)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
					28,430	(328)	180	(508)
Credit default swap agreements - sell protection[4]
Ministry of Diwan Amiri Affairs (Q)	BCL	0.35	1.00	06/20/23	(2,300)	55	20	35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Presidencia de la República de Colombia (A)	JPM	10/11/19	COP	572,800	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 87.3%
India 25.2%
Bajaj Finance Limited	113	6,458
HDFC Bank Limited	93	1,617
HDFC Bank Limited - ADR	400	22,802
Housing Development Finance Corp.	997	27,858
Infosys Ltd. - ADR	1,077	12,241
Infosys Ltd.	1,111	12,662
Kotak Mahindra Bank Ltd.	483	11,212
Reliance Industries Ltd. - GDR (a)	107	3,973
Reliance Industries Ltd.	743	13,993
Tata Consultancy Services Limited	447	13,246
United Breweries Limited	300	5,716
		131,778
Hong Kong 11.8%
AIA Group Limited	2,245	21,231
Budweiser Brewing Company APAC Limited (a) (b)	645	2,320
China Resources Enterprise Ltd.	1,296	6,886
China Resources Gas Group Ltd.	694	3,427
CK Infrastructure Holdings Limited	777	5,224
Link Real Estate Investment Trust	1,517	16,804
MTR Corp.	1,075	6,030
		61,922
China 10.9%
Alibaba Group Holding Limited - ADS (b)	18	2,991
China Tower Corporation Limited (a)	67,072	15,296
Guangdong Investment Ltd.	6,251	12,252
Meituan Dianping (b)	28	286
Ping An Insurance (Group) Co of China Ltd - Class H	877	10,113
Tencent Holdings Limited	380	16,004
		56,942
Indonesia 7.1%
Bank Central Asia, PT TBK	11,579	24,813
Bank Rakyat Indonesia Persero Tbk PT	41,931	12,183
		36,996
Thailand 6.5%
Bangkok Dusit Medical Services Public Company Limited. (c)	9,734	7,710
CP ALL Public Company Limited (c)	4,182	11,118
Electricity Generating PCL	796	9,347
Thai Beverage Public Company Limited	8,908	5,704
		33,879
Russian Federation 6.2%
MMC Norilsk Nickel - ADR	22	574
Public Joint Stock Company Oil Company Lukoil	94	7,831
Public Joint Stock Company Polyus - GDR (d)	81	4,686
Public Joint Stock Company Polyus - GDR (a)	46	2,651
Sberbank of Russia	2,729	9,592
Yandex N.V. - Class A (b)	197	6,904
		32,238
United Kingdom 6.0%
Coca-Cola HBC AG	299	9,738
Unilever N.V.	361	21,729
		31,467
Singapore 3.9%
Ascendas REIT	3,463	7,820
Singapore Exchange Ltd.	1,235	7,574
Singapore Technologies Engineering Ltd.	1,896	5,270
		20,664
Netherlands 2.3%
ASML Holding	3	798
Heineken NV	107	11,541
		12,339
United States of America 2.3%
Coca-Cola Co.	186	10,141
EPAM Systems, Inc. (b)	12	2,105
		12,246
Mexico 2.1%
Fomento Economico Mexicano SAB de CV - ADR	57	5,200
Wal - Mart de Mexico, S.A.B. de C.V.	1,961	5,806
		11,006
South Korea 1.2%
Macquarie Korea	629	6,178
Malaysia 0.8%
IHH Healthcare Berhad	3,153	4,280
Taiwan 0.5%
Chailease Holding Company Limited	675	2,724
Brazil 0.5%
Rumo SA (b)	415	2,455
Total Common Stocks (cost $414,401)		457,114
PARTICIPATORY NOTES 9.1%
China 9.1%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.)	831	15,122
Macquarie Bank Limited (Shanghai International Airport Co.Ltd.)	715	8,011
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.)	114	18,349
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.)	540	6,101
Total Participatory Notes (cost $32,326)		47,583
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	7,765	7,765
Total Short Term Investments (cost $7,765)		7,765
Total Investments 97.9% (cost $454,492)		512,462
Other Assets and Liabilities, Net 2.1%		10,791
Total Net Assets 100.0%		523,253

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $24,240 and 4.6% of the Fund.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Polyus	01/08/19	3,269	4,686	0.9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/03/19	HKD	20,536	2,620	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.7%
United States of America 38.3%
Alphabet Inc. - Class A (a)	29	35,298
American International Group, Inc.	437	24,334
Bank of America Corporation	609	17,779
Booking Holdings Inc. (a)	13	25,863
Caterpillar Inc.	66	8,306
Charter Communications, Inc. - Class A (a)	66	27,378
Citigroup Inc.	320	22,116
Comcast Corporation - Class A	283	12,749
Constellation Brands, Inc. - Class A	89	18,358
General Electric Company	851	7,608
General Motors Company	647	24,260
Halliburton Co.	738	13,910
HCA Healthcare, Inc.	99	11,952
Hilton Worldwide Holdings Inc.	300	27,887
Moody's Corp.	85	17,411
Regeneron Pharmaceuticals, Inc. (a)	58	16,063
		311,272
Switzerland 17.9%
Compagnie Financiere Richemont SA	180	13,244
Credit Suisse Group AG	2,975	36,464
Glencore PLC	13,708	41,183
Julius Bar Gruppe AG	664	29,363
Kühne + Nagel International AG	64	9,486
LafargeHolcim Ltd.	321	15,807
		145,547
Germany 11.7%
Allianz SE	102	23,714
Bayer AG	423	29,836
Daimler AG	815	40,456
Henkel AG & Co. KGaA	12	1,090
		95,096
United Kingdom 6.3%
Liberty Global PLC - Class A (a) (b)	633	15,672
Liberty Global PLC - Class C (a)	183	4,362
Reckitt Benckiser Group PLC	125	9,705
WPP 2012 Limited	1,720	21,505
		51,244
France 5.4%
BNP Paribas SA	851	41,424
Danone	28	2,471
		43,895
Netherlands 5.4%
CNH Industrial N.V.	3,483	35,483
Prosus N.V. (a)	111	8,174
		43,657
South Korea 3.9%
NAVER Corp.	115	15,085
Samsung Electronics Co. Ltd.	414	16,998
		32,083
Japan 2.3%
Toyota Motor Corp. (b)	274	18,378
South Africa 2.0%
Naspers Ltd. - Class N	110	16,660
Mexico 1.5%
Grupo Televisa S.A.B. - ADR	1,292	12,633
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,399	12,316
China 1.5%
Baidu, Inc. - Class A - ADR (a)	120	12,287
Total Common Stocks (cost $854,766)		795,068
PREFERRED STOCKS 0.7%
Germany 0.7%
Henkel AG & Co. KGaA (c)	54	5,334
Total Preferred Stocks (cost $5,362)		5,334
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	26,192	26,192
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	10,488	10,488
Total Short Term Investments (cost $36,680)		36,680
Total Investments 102.9% (cost $896,808)		837,082
Other Derivative Instruments 0.0%		184
Other Assets and Liabilities, Net (2.9)%		(23,894)
Total Net Assets 100.0%		813,372

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	12/18/19	CHF	(13,810)	(13,934)	183
ZAR/USD	CIT	10/02/19	ZAR	11,417	754	1
ZAR/USD	GSC	10/03/19	ZAR	5,530	365	—
					(12,815)	184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.7%
Real Estate 99.7%
Boston Properties Inc.	57	7,354
Camden Property Trust	74	8,192
Cousins Properties Incorporated	213	8,012
Cyrusone LLC	115	9,100
DiamondRock Hospitality Co.	479	4,905
Digital Realty Trust Inc. (a)	34	4,424
Duke Realty Corp.	225	7,630
Equinix, Inc.	10	6,070
Equity Residential	145	12,475
HCP, Inc.	217	7,730
Hudson Pacific Properties Inc.	217	7,275
Invitation Homes Inc.	318	9,408
New Senior Investment Group Inc.	266	1,777
Pebblebrook Hotel Trust	186	5,168
Physicians Realty Trust	315	5,594
ProLogis Inc.	178	15,192
Public Storage	61	14,871
QTS Realty Trust, Inc. - Class A	106	5,443
Regency Centers Corp.	102	7,094
Sabra Health Care REIT, Inc.	221	5,086
Simon Property Group Inc.	73	11,442
SITE Centers Corp.	487	7,359
UDR Inc.	178	8,656
Ventas, Inc.	134	9,774
Total Common Stocks (cost $176,333)		190,031
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	421	421
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	1	1
Total Short Term Investments (cost $422)		422
Total Investments 99.9% (cost $176,755)		190,453
Other Assets and Liabilities, Net 0.1%		163
Total Net Assets 100.0%		190,616

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 99.3%
India 45.3%
Ajanta Pharma Limited	67	960
Asian Paints Limited	130	3,238
Axis Bank Limited	710	6,874
Bajaj Finance Limited	363	20,770
Balkrishna Industries Ltd.	180	1,975
Bata India Ltd	215	5,229
Bharat Forge Ltd	175	1,104
Bharat Petroleum Corp. Ltd.	880	5,842
Britannia Industries Ltd	50	2,081
Cholamandalam Investment and Finance Company Limited	3,306	14,375
Container Corporation	465	3,972
Divi's Laboratories Ltd.	240	5,646
Eicher Motors Ltd.	11	2,763
HDFC Bank Limited	1,230	21,296
Hindustan Unilever Ltd.	235	6,579
Housing Development Finance Corp.	485	13,549
ICICI Bank Limited	2,440	14,922
ICICI Prudential Life Insurance Company Limited (a)	920	6,028
IndusInd Bank Ltd.	514	10,061
Infosys Ltd.	1,060	12,077
Kansai Nerolac Paints Limited	375	2,781
KEC International Limited	615	2,378
Kotak Mahindra Bank Ltd.	350	8,129
Larsen and Toubro Limited	255	5,312
Marico Limited	840	4,678
Maruti Suzuki India Ltd.	95	9,011
PI Industries Limited	168	3,108
Pidilite Industries Limited	220	4,486
PNB Housing Finance Limited	248	2,049
Ramco Cements Ltd.	445	4,726
SRF Limited	114	4,432
State Bank of India (b)	100	383
Supreme Industries Ltd.	271	4,722
Tata Consultancy Services Limited	450	13,349
Titan Industries Ltd.	500	8,998
		237,883
China 41.4%
Alibaba Group Holding Limited - ADS (b)	344	57,538
Asia Cement (China) Holdings Corp.	516	623
Baoshan Iron & Steel Co., Ltd.	8,774	7,258
ChangYou.com Limited - Class A - ADS (c)	196	1,862
China Mobile Ltd.	2,497	20,713
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (b)	116	3,390
Dali Food Group Co., Ltd. (a)	1,640	1,009
Jiangsu Hengrui Medicine Co., Ltd. - Class A	168	1,900
Pou Sheng International (Holdings) Limited	27,914	8,293
Qingdao Port International Co., Ltd. (a)	3,367	2,064
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	12,040	12,466
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	1,005
Shanghai International Airport Co.Ltd.	1,179	13,155
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	2,953
Sun Art Retail Group Limited	12,111	12,344
Tencent Holdings Limited	796	33,531
Toly Bread Co., Ltd.	820	5,583
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A	2,131	4,610
Weibo Corp. - ADR (b) (c)	280	12,526
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (a)	2,798	3,725
YY, Inc. - Class A - ADS (b)	97	5,447
Zhejiang Semir Garment Co., Ltd. - Class A	3,323	5,747
		217,742
Hong Kong 12.4%
Ajisen (China) Holdings Limited	7,982	2,253
Cafe de Coral Holdings Ltd.	1,356	3,630
CIMC Enric Holdings Limited	6,406	3,699
CK Hutchison Holdings Limited	1,149	10,151
FIH Mobile Limited (b) (c)	2,735	337
Goodbaby International Holdings Limited (b) (c)	4,898	739
MicroPort Scientific Corporation	2,676	2,437
Minth Group Limited	2,972	10,135
Sa Sa International Holdings Ltd. (c)	9,158	2,036
Sino Biopharmaceutical Limted	8,654	11,026
Stella International Holdings Limited	3,095	4,839
Towngas China Co. Ltd.	5,584	4,200
Uni-President China Holdings Ltd	9,110	9,874
		65,356
Taiwan 0.2%
Hu Lane Associate Inc.	382	907
Total Common Stocks (cost $456,556)		521,888
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	2,635	2,635
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	2,544	2,544
Total Short Term Investments (cost $5,179)		5,179
Total Investments 100.3% (cost $461,735)		527,067
Other Assets and Liabilities, Net (0.3)%		(1,359)
Total Net Assets 100.0%		525,708

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $12,826 and 2.4% of the Fund.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BGI	10/02/19	HKD	1,601	204	—
USD/HKD	GSC	10/03/19	HKD	(1,677)	(214)	—
					(10)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 90.9%
Consumer Staples 21.2%
Anheuser-Busch InBev	95	9,098
Campbell Soup Co.	354	16,591
Coca-Cola Co.	244	13,284
Danone	54	4,763
General Mills Inc.	352	19,420
Heineken NV	94	10,201
Kimberly-Clark Corp.	109	15,443
Kraft Heinz Foods Company	126	3,518
L'Oreal SA	33	9,284
Mondelez International Inc. - Class A	228	12,638
Nestle SA	87	9,376
Procter & Gamble Co.	146	18,215
Sysco Corp.	89	7,075
		148,906
Utilities 16.4%
American Electric Power Company, Inc.	92	8,618
Consolidated Edison Inc.	122	11,478
Dominion Energy, Inc.	198	16,055
Duke Energy Corporation	93	8,955
Entergy Corporation	159	18,613
Exelon Corporation	322	15,577
PPL Corporation	456	14,351
Sempra Energy	89	13,106
SSE PLC	537	8,218
		114,971
Financials 14.9%
American Express Company	72	8,481
Comerica Inc.	95	6,293
Cullen/Frost Bankers Inc.	56	4,916
Federated Investors Inc. - Class B	108	3,494
Fifth Third Bancorp	228	6,254
KeyCorp	130	2,315
M&T Bank Corporation	91	14,380
PNC Financial Services Group Inc.	57	7,985
The Hartford Financial Services Group, Inc.	367	22,263
The Travelers Companies, Inc.	103	15,328
Zions Bancorp	287	12,766
		104,475
Industrials 9.2%
ABB Ltd.	390	7,668
Cummins Inc.	53	8,662
Emerson Electric Co.	54	3,578
Flowserve Corporation	277	12,945
General Dynamics Corp.	44	8,116
Pentair Public Limited Company	115	4,329
Raytheon Co.	20	3,842
Siemens AG	69	7,336
United Parcel Service Inc. - Class B	64	7,715
		64,191
Health Care 7.7%
Bayer AG	135	9,512
Bristol-Myers Squibb Co.	172	8,708
Eli Lilly & Co.	89	9,967
Johnson & Johnson	79	10,196
Merck & Co., Inc.	156	13,156
Stryker Corp.	10	2,248
		53,787
Energy 5.6%
Baker Hughes, a GE Company, LLC - Class A	241	5,582
ConocoPhillips	162	9,206
Royal Dutch Shell PLC - Class B	78	2,311
Suncor Energy Inc.	284	8,941
Total SA	251	13,066
		39,106
Consumer Discretionary 4.4%
Columbia Sportswear Co.	28	2,681
Darden Restaurants Inc.	24	2,830
Harley-Davidson Inc.	269	9,682
Target Corporation	78	8,347
TJX Cos. Inc.	133	7,433
		30,973
Materials 4.1%
Avery Dennison Corporation	30	3,414
BASF SE	63	4,430
DuPont de Nemours, Inc	49	3,517
International Paper Co.	213	8,919
Nutrien Ltd. (a)	67	3,336
Sonoco Products Co.	92	5,347
		28,963
Communication Services 4.1%
AT&T Inc.	471	17,838
BT Group Plc	2,169	4,761
Deutsche Telekom AG	367	6,163
		28,762
Real Estate 1.8%
Weyerhaeuser Co.	450	12,476
Information Technology 1.5%
Automatic Data Processing, Inc.	50	8,054
International Business Machines Corp.	19	2,798
		10,852
Total Common Stocks (cost $593,772)		637,462
SHORT TERM INVESTMENTS 9.2%
Investment Companies 9.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	64,369	64,369
Total Short Term Investments (cost $64,369)		64,369
Total Investments 100.1% (cost $658,141)		701,831
Other Derivative Instruments 0.1%		418
Other Assets and Liabilities, Net (0.2)%		(1,309)
Total Net Assets 100.0%		700,940

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BOA	10/28/19	EUR	(12,988)	(14,187)	206
USD/EUR	CIT	10/28/19	EUR	(286)	(312)	5
USD/EUR	JPM	10/28/19	EUR	(12,988)	(14,187)	207
					(28,686)	418

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.5%
United States of America 50.3%
Agree Realty Corporation	174	12,731
Alexandria Real Estate Equities, Inc.	75	11,524
American Assets Trust, Inc.	101	4,730
American Homes 4 Rent - Class A	514	13,312
Americold Realty Trust	194	7,202
AvalonBay Communities, Inc.	184	39,708
Boston Properties Inc.	316	40,926
Camden Property Trust	58	6,445
Caretrust REIT, Inc.	173	4,061
Crown Castle International Corp.	25	3,503
Cyrusone LLC	164	12,960
Digital Realty Trust Inc.	111	14,396
EastGroup Properties Inc.	39	4,869
Empire State Realty Trust Inc. - Class A	473	6,752
EPR Properties	76	5,804
Equity Lifestyle Properties, Inc.	101	13,529
Equity Residential	165	14,257
Essential Properties Realty Trust, Inc.	291	6,663
Essex Property Trust Inc.	75	24,543
Extra Space Storage Inc.	41	4,838
Federal Realty Investment Trust	75	10,251
Four Corners Property Trust, Inc.	105	2,974
Gaming and Leisure Properties, Inc.	103	3,937
HCP, Inc.	671	23,891
Healthcare Realty Trust Inc.	317	10,622
Hudson Pacific Properties Inc.	544	18,204
InterXion Holding N.V. (a)	43	3,509
Invitation Homes Inc.	613	18,147
Liberty Property Trust	168	8,611
Macerich Co. (b)	359	11,326
Mid-America Apartment Communities, Inc.	111	14,421
National Retail Properties Inc.	74	4,152
Omega Healthcare Investors Inc.	159	6,664
Park Hotels & Resorts Inc.	364	9,078
Pebblebrook Hotel Trust	498	13,858
ProLogis Inc.	462	39,368
Public Storage	67	16,325
QTS Realty Trust, Inc. - Class A	139	7,129
Realty Income Corp.	100	7,696
Regency Centers Corp.	210	14,611
Retail Opportunity Investments Corp.	582	10,612
Rexford Industrial Realty, Inc.	165	7,271
RLJ III-EM Columbus Lessee, LLC	588	9,984
Simon Property Group Inc.	167	26,028
STAG Industrial, Inc.	345	10,173
Sun Communities Inc.	122	18,137
Sunstone Hotel Investors Inc.	275	3,782
Terreno Realty Corporation	153	7,799
Ventas, Inc.	567	41,403
VICI Properties Inc.	475	10,750
Vornado Realty Trust	194	12,366
Welltower Inc.	124	11,260
		667,092
Japan 10.9%
Activia Properties Inc.	1	6,616
Advance Residence Investment Corp.	1	4,679
Continental Resources, Inc.	2	6,788
Daiwa Office Investment Corporation	2	12,678
Invincible Investment Corporation	3	2,137
Japan Hotel REIT Investment Corporation	7	5,549
Japan Real Estate Investment Corp.	1	3,772
Japan Rental Housing Investments Inc.	5	4,410
Japan Retail Fund Investment Corp.	2	4,895
Kenedix Office Investment Corporation	1	3,985
LaSalle Logiport REIT	2	2,803
Mitsubishi Estate Co. Ltd.	564	10,928
Mitsui Fudosan Co. Ltd.	868	21,617
Mitsui Fudosan Logistics Park Investment Corporation	1	4,741
Mori Hills REIT Investment Corporation	4	6,140
Nippon Accommodations Fund Inc.	—	436
Nomura Real Estate Holdings, Inc.	168	3,652
Nomura Real Estate Master Fund. Inc.	3	5,453
Orix J-REIT Inc.	4	9,096
Prologis	2	5,640
Sumitomo Realty & Development Co. Ltd.	213	8,125
Tokyu Fudosan Holdings Corporation	1,279	8,198
TOKYU REIT, Inc.	1	2,339
		144,677
Hong Kong 8.9%
China Evergrande Group (b)	1,583	3,380
China Jinmao Holdings Group Limited	6,020	3,454
China Overseas Land & Investment Ltd.	3,316	10,442
China Resources Land Ltd.	2,378	9,984
CK Asset Holdings Limited	1,511	10,236
Hang Lung Properties Ltd.	1,762	4,009
K. Wah International Holdings Ltd.	783	414
Kerry Properties Ltd.	241	743
Link Real Estate Investment Trust	1,863	20,634
Longfor Group Holdings Limited	1,275	4,781
New World Development Ltd.	8,892	11,552
Shimao Property Holdings Limited	1,997	5,840
Sino Land Co.	5,490	8,269
Sun Hung Kai Properties Ltd.	778	11,220
Swire Properties Limited	1,195	3,759
Wharf Real Estate Investment Company Limited	1,094	5,980
Yuexiu Property Co. Ltd.	9,182	1,995
Yuexiu Real Estate Investment Trust	1,142	732
		117,424
Germany 4.1%
ATF Netherlands B.V.	1,187	9,710
Deutsche Wohnen Service Merseburg GmbH	283	10,344
LEG Immobilien AG	75	8,609
Vonovia SE	494	25,093
		53,756
United Kingdom 3.9%
Assura PLC	6,625	5,809
Big Yellow Group PLC	309	3,943
Derwent London PLC	139	5,761
Grainger PLC	1,200	3,627
Land Securities Group PLC	827	8,711
SEGRO Public Limited Company	1,101	10,978
The Unite Group PLC	207	2,784
Tritax Big Box Reit PLC	3,655	6,721
Workspace Group PLC	337	3,991
		52,325
Australia 3.2%
DEXUS Funds Management Limited	879	7,091
Goodman Funding Pty Ltd	685	6,571
GPT Group	1,232	5,126
Mirvac Group	4,062	8,381
Scentre Group Limited	5,528	14,665
		41,834
Canada 2.6%
Allied Properties REIT	239	9,653
Canadian Apartment Properties REIT	107	4,383
H&R Real Estate Investment Trust	186	3,250
Killam Apartment Real Estate Investment Trust	477	7,217
SmartCentres Real Estate Investment Trust	409	10,026
Summit Industrial Income REIT	50	492
		35,021
Singapore 2.4%
Ascendas REIT	2,283	5,155
CapitaLand Commercial Trust Management Limited	2,644	3,961
CapitaLand Ltd.	2,509	6,410
CapitaLand Retail China Trust Management Limited	2,167	2,397
CapitaMall Trust	2,263	4,305
City Developments Ltd.	514	3,651
Mapletree Commercial Trust Management Ltd. (c)	1,804	2,990
Mapletree Logistics Trust Management Ltd.	1,493	1,749
Mapletree North Asia Commercial Trust Management Ltd.	1,269	1,212

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Yanlord Land Group Limited	554	469
		32,299
China 2.2%
Agile Group Holdings Limited	954	1,162
China Aoyuan Group Limited	1,322	1,502
China SCE Group Holdings Limited	2,722	1,260
CIFI Holdings (Group) Co. Ltd.	4,466	2,616
Country Garden Holdings Company Limited	5,692	7,228
Dragon Delight Holdings Company Limited	720	1,029
Guangzhou R&F Properties Co., Ltd. - Class H	561	851
Guangzhou Times Holdings Group Co., Ltd.	935	1,460
Jiayuan International Group Limited	854	358
KWG Group Holdings Limited	1,350	1,185
Ronshine China Holdings Limited	870	1,018
Shenzhen Investment Ltd.	3,518	1,296
SOHO China Limited	1,616	463
Sunac China Holdings Limited	1,864	7,516
		28,944
Sweden 1.8%
Fabege AB	491	8,082
Hufvudstaden AB - Class A	432	7,829
Wihlborgs Fastigheter AB	494	8,024
		23,935
Netherlands 1.0%
Unibail-Rodamco SE	95	13,782
Spain 1.0%
Inmobiliaria Colonial, Socimi, S.A.	511	6,157
Merlin Properties, Socimi, S.A.	524	7,318
		13,475
Philippines 0.9%
Altus San Nicolas Corp (a) (d) (e)	34	3
Ayala Land Inc.	5,204	4,961
Megaworld Corp.	7,694	649
Robinsons Land Corp.	1,774	838
SM Prime Holdings Inc.	6,817	4,892
		11,343
Luxembourg 0.8%
Grand City Properties S.A.	458	10,304
Switzerland 0.8%
Swiss Prime Site AG	104	10,168
South Africa 0.7%
Growthpoint Properties Ltd	2,671	4,078
Hyprop Investments	303	1,236
Redefine Properties Opco (Proprietary) Limited	4,607	2,382
Sa Corporate Real Estate	6,317	1,325
		9,021
Brazil 0.6%
BR Malls Participacoes S.A	782	2,728
Br Properties SA (a)	408	1,155
Cyrela Brazil Realty SA	260	1,502
Multiplan Empreendimentos Imobiliarios S/A	309	2,145
		7,530
Mexico 0.5%
Cibanco, S.A., Institucion de Banca Multiple	858	1,321
Cibanco, S.A., Institucion de Banca Multiple (f)	1,539	1,934
Prologis Property Mexico, S.A. de C.V.	2,411	3,523
		6,778
France 0.5%
Icade SA	69	6,175
Thailand 0.4%
AP (Thailand) PCL - NVDR	1,930	426
Central Pattana Public Company Limited (e)	939	2,090
Central Pattana Public Company Limited - NVDR	1,242	2,760
Origin Property Public Company Limited (e)	612	157
Supalai PCL - NVDR	788	464
		5,897
Ireland 0.3%
Green Reit Public Limited Company	1,882	3,910
India 0.2%
DLF Limited	823	1,809
Embassy Office Parks REIT	80	457
Oberoi Realty Limited	121	870
		3,136
Indonesia 0.2%
Bumi Serpong Damai, PT Tbk (a)	7,144	700
PT Pakuwon Jati Tbk	17,105	803
Summarecon Agung Tbk PT	9,598	782
		2,285
Malaysia 0.1%
IOI Properties Group Berhad	3,004	818
Sime Darby Property Berhad	3,868	777
		1,595
Chile 0.1%
Parque Arauco SA	428	1,222
United Arab Emirates 0.1%
Emaar Malls PJSC	1,545	790
Turkey 0.0%
Emlak Konut GYO A.S	2,161	533
Malta 0.0%
BGP Holdings PLC (a) (d) (e)	5,552	4
Total Common Stocks (cost $1,210,297)		1,305,255
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (g) (h)	15,622	15,622
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (g) (h)	3,486	3,486
Total Short Term Investments (cost $19,108)		19,108
Total Investments 99.9% (cost $1,229,405)		1,324,363
Other Assets and Liabilities, Net 0.1%		1,133
Total Net Assets 100.0%		1,325,496

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $1,934 and 0.1% of the Fund.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	08/27/19	2,921	2,990	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BCL	10/02/19	HKD	1,751	223	—
HKD/USD	GSC	10/03/19	HKD	15	2	—
					225	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.9%
Canada 10.1%
Canadian National Railway Co.	221	19,878
CGI Inc. (a)	567	44,850
Nutrien Ltd. (b)	331	16,488
Prairiesky Royalty Ltd. (b)	1,026	14,305
Suncor Energy Inc.	429	13,516
		109,037
United Kingdom 10.1%
British American Tobacco P.L.C.	463	17,093
Compass Group PLC	727	18,703
Informa Switzerland Limited	1,914	20,037
Reckitt Benckiser Group PLC	187	14,605
Relx PLC	1,000	23,730
TechnipFMC PLC	601	14,467
		108,635
Japan 9.9%
Asahi Breweries Ltd.	449	22,302
Fanuc Ltd.	86	16,284
Hoya Corp.	272	22,294
Kao Corp.	164	12,184
Keyence Corp.	26	16,205
Komatsu Ltd.	379	8,752
SMC Corp.	20	8,791
		106,812
France 9.4%
Bureau Veritas	816	19,666
Cie Generale d'Optique Essilor International SA	81	11,658
Pernod-Ricard SA	67	11,973
Schneider Electric SE (a)	216	18,959
VINCI	208	22,386
Vivendi SA	630	17,269
		101,911
Germany 8.4%
Allianz SE	118	27,592
Beiersdorf AG	56	6,577
Deutsche Boerse AG	189	29,520
SAP SE	224	26,399
		90,088
United States of America 7.1%
Booking Holdings Inc. (a)	6	10,975
Broadcom Inc.	70	19,270
Philip Morris International Inc.	335	25,461
Yum China Holdings, Inc.	455	20,670
		76,376
Switzerland 5.8%
Alcon AG (a)	178	10,351
Compagnie Financiere Richemont SA	161	11,785
Julius Bar Gruppe AG	196	8,680
Kühne + Nagel International AG	83	12,175
Novartis AG	223	19,330
		62,321
China 4.9%
Alibaba Group Holding Limited - ADS (a)	102	17,124
Kweichow Moutai Co. Ltd. - Class A	67	10,721
New Oriental Education & Technology Group - ADR (a)	116	12,850
Wuliangye Yibin Co., Ltd. - Class A	693	12,584
		53,279
Netherlands 4.9%
ING Groep N.V.	1,287	13,483
Royal Dutch Shell PLC - Class B	323	9,534
Wolters Kluwer NV	411	30,017
		53,034
Brazil 4.2%
American Beverage Co Ambev - ADR	4,196	19,386
B3 S.A. - Brasil, Bolsa, Balcao	1,252	13,205
Banco Bradesco S/A. - ADR	1,564	12,731
		45,322
South Korea 2.9%
NAVER Corp.	78	10,231
Samsung Electronics Co. Ltd.	508	20,848
		31,079
Sweden 2.7%
Investor AB - Class B	585	28,598
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,208	28,246
Italy 2.2%
Finecobank Banca Fineco SPA	1,416	15,008
Mediobanca SpA	825	9,013
		24,021
Australia 2.1%
Amcor Ltd.	1,608	15,493
CSL Ltd.	49	7,673
		23,166
Mexico 1.8%
Fomento Economico Mexicano SAB de CV - ADR	216	19,817
Denmark 1.6%
Carlsberg A/S - Class B	117	17,259
Hong Kong 1.6%
Galaxy Entertainment Group Ltd.	2,735	17,051
Singapore 1.4%
United Overseas Bank Ltd.	842	15,627
Spain 1.4%
Amadeus IT Group SA	215	15,392
Turkey 1.0%
Akbank Turk Anonim Sirketi (a)	7,225	10,414
Ireland 0.8%
Icon Public Limited Company (a)	56	8,234
Total Common Stocks (cost $927,846)		1,045,719
SHORT TERM INVESTMENTS 4.4%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	24,095	24,095
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	23,635	23,635
Total Short Term Investments (cost $47,730)		47,730
Total Investments 101.3% (cost $975,576)		1,093,449
Other Assets and Liabilities, Net (1.3)%		(14,373)
Total Net Assets 100.0%		1,079,076

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.5%
Health Care 25.9%
Aerie Pharmaceuticals, Inc. (a) (b)	277	5,330
Agios Pharmaceuticals, Inc. (a) (b)	308	9,964
Amicus Therapeutics, Inc. (a)	1,364	10,941
Avanos Medical, Inc. (a)	333	12,490
Bio-Techne Corporation	132	25,734
BioTelemetry, Inc. (a)	271	11,055
Catalent Inc. (a)	415	19,770
Chemed Corporation	66	27,483
DexCom Inc. (a)	116	17,372
Encompass Health Corporation	283	17,917
Glaukos Corp. (a) (b)	189	11,834
GW Pharmaceuticals plc - ADS (a) (b)	108	12,395
Haemonetics Corp. (a)	109	13,689
Halozyme Therapeutics, Inc. (a)	1,236	19,168
HealthEquity, Inc. (a)	385	22,019
Hill-Rom Holdings Inc.	182	19,127
HMS Holdings Corp. (a)	452	15,564
Horizon Therapeutics Public Limited Company (a)	544	14,800
ICU Medical, Inc. (a)	9	1,409
Integer Holdings Corporation (a)	172	13,003
Integra LifeSciences Holdings Corp. (a)	276	16,574
Masimo Corp. (a)	117	17,383
Natera, Inc. (a)	580	19,037
Neurocrine Biosciences, Inc. (a)	229	20,604
Nevro Corp. (a)	142	12,179
Penumbra, Inc. (a) (b)	104	13,922
Repligen Corporation (a)	307	23,554
Sage Therapeutics Inc. (a)	120	16,794
Sarepta Therapeutics, Inc. (a)	155	11,670
Syneos Health, Inc. - Class A (a)	331	17,611
Vocera Communications, Inc. (a) (b)	426	10,508
		480,900
Information Technology 25.3%
Anaplan, Inc. (a)	314	14,750
Aspen Technology, Inc. (a)	185	22,749
Black Knight, Inc. (a)	168	10,262
Blackline, Inc. (a)	362	17,308
Booz Allen Hamilton Holding Corporation - Class A	222	15,745
Fabrinet (a)	244	12,782
Fair Isaac Corp. (a)	49	14,928
Guidewire Software, Inc. (a)	190	20,067
HubSpot Inc. (a)	93	14,047
II-VI Inc. (a)	327	11,519
KBR, Inc.	765	18,783
Lattice Semiconductor Corp. (a)	834	15,245
Littelfuse Inc.	95	16,761
MKS Instruments, Inc.	144	13,281
Monolithic Power Systems Inc.	117	18,207
OSI Systems Inc. (a)	132	13,369
Pegasystems Inc.	300	20,392
Power Integrations Inc.	169	15,278
Proofpoint, Inc. (a)	113	14,577
Q2 Holdings, Inc. (a)	402	31,714
Qualys, Inc. (a)	185	13,970
RealPage, Inc. (a)	394	24,758
SailPoint Technologies Holdings, Inc. (a)	573	10,715
Semtech Corp. (a)	395	19,214
Silicon Laboratories Inc. (a)	210	23,361
Trimble Inc. (a)	424	16,473
Zebra Technologies Corp. - Class A (a)	81	16,755
Zendesk, Inc. (a)	177	12,901
		469,911
Industrials 14.9%
Aerojet Rocketdyne Holdings, Inc. (a)	283	14,316
Armstrong World Industries, Inc.	18	1,737
Brink's Co.	244	20,231
BWXT Government Group, Inc.	294	16,816
Clean Harbors Inc. (a)	206	15,891
CoStar Group, Inc. (a)	31	18,165
Crane Co.	179	14,419
Cubic Corp.	138	9,698
Generac Holdings Inc. (a)	154	12,083
Hillenbrand Inc.	319	9,847
ITT Industries Holdings, Inc.	327	19,995
John Bean Technologies Corp.	158	15,671
Kennametal Inc.	321	9,870
Knight-Swift Transportation Holdings Inc. - Class A	384	13,951
MSA Safety Inc.	144	15,750
Old Dominion Freight Line Inc.	83	14,037
Timken Co.	281	12,244
TransDigm Group Inc.	53	27,373
WABCO Holdings Inc. (a)	102	13,594
		275,688
Consumer Discretionary 14.2%
Adtalem Global Education Inc. (a)	309	11,770
Brunswick Corp.	308	16,060
Dunkin' Brands Group Inc.	248	19,658
Five Below, Inc. (a)	139	17,575
Fox Factory Holding Corp. (a)	213	13,258
G-III Apparel Group, Ltd. (a)	323	8,328
IAA Spinco Inc. (a)	315	13,126
Jack in the Box Inc.	118	10,767
KAR Auction Services, Inc.	552	13,563
Ollie's Bargain Outlet Holdings Inc. (a)	185	10,875
Penn National Gaming Inc. (a)	734	13,676
Pool Corporation	111	22,453
Steven Madden Ltd.	460	16,457
Strategic Education, Inc.	83	11,315
Texas Roadhouse Inc.	300	15,774
The Wendy's Company	862	17,227
Urban Outfitters Inc. (a)	323	9,069
Visteon Corporation (a)	119	9,844
Wingstop Inc.	156	13,641
		264,436
Financials 7.7%
Cboe Global Markets, Inc.	131	15,099
Cullen/Frost Bankers Inc.	168	14,901
eHealth, Inc. (a)	152	10,125
Evercore Inc. - Class A	42	3,372
Hanover Insurance Group Inc.	138	18,733
LPL Financial Holdings Inc.	248	20,277
MarketAxess Holdings Inc.	61	19,997
Morningstar Inc.	99	14,469
RLI Corp.	166	15,434
Sterling Bancorp	531	10,654
		143,061
Materials 3.4%
Berry Global Group, Inc. (a)	345	13,563
Ingevity Corporation (a)	193	16,333
Martin Marietta Materials Inc.	96	26,190
Univar Inc. (a)	356	7,384
		63,470
Communication Services 3.1%
Cogent Communications Group, Inc.	311	17,144
IMAX Corporation (a)	331	7,268
Iridium Communications Inc. (a)	617	13,132
Take-Two Interactive Software Inc. (a)	165	20,646
		58,190
Consumer Staples 1.8%
Boston Beer Co. Inc. - Class A (a)	52	18,907
Lancaster Colony Corp.	103	14,263
		33,170
Real Estate 1.4%
CoreSite Realty Corporation	211	25,748
Energy 0.8%
Parsley Energy Inc. - Class A	856	14,387
Total Common Stocks (cost $1,470,690)		1,828,961
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	24,167	24,167

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	3,745	3,745
Total Short Term Investments (cost $27,912)		27,912
Total Investments 100.0% (cost $1,498,602)		1,856,873
Other Assets and Liabilities, Net 0.0%		112
Total Net Assets 100.0%		1,856,985

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 28.9%
Financials 5.7%
AIA Group Limited	4	40
Alleghany Corporation (a)	—	27
Allianz SE	—	88
American Express Company (b)	2	181
American International Group, Inc.	1	71
Bank of America Corporation	7	190
Berkshire Hathaway Inc. - Class B (a)	1	136
BlackRock, Inc.	—	27
BNP Paribas SA	1	34
Capital One Financial Corporation	1	122
Charles Schwab Corp.	2	76
Chubb Limited	—	49
Citigroup Inc.	3	192
Citizens Financial Group Inc.	2	59
Credicorp Ltd.	—	56
DBS Group Holdings Ltd.	1	24
East West Bancorp, Inc.	1	29
Erste Group Bank AG	1	39
Fairfax Financial Holdings Limited	—	25
Fifth Third Bancorp	1	28
Finecobank Banca Fineco SPA	4	42
First Republic Bank	1	57
HDFC Bank Limited - ADR	1	28
Hong Kong Exchanges & Clearing Ltd.	1	29
Intercontinental Exchange, Inc.	1	45
Invesco Ltd.	1	20
Japan Exchange Group Inc.	1	8
KeyCorp	3	56
Loews Corp.	2	104
M&T Bank Corporation	1	79
Marsh & McLennan Cos. Inc.	1	47
Morgan Stanley	4	163
Muenchener Rueckversicherungs AG	—	28
NASDAQ Inc.	—	29
Northern Trust Corp.	—	35
PNC Financial Services Group Inc.	1	112
Progressive Corp.	1	40
Prudential Financial Inc.	—	17
S&P Global Inc.	—	51
SunTrust Banks Inc.	1	74
Svenska Handelsbanken AB - Class A	4	37
Swiss Re AG	1	72
T. Rowe Price Group, Inc.	1	76
TD Ameritrade Holding Corporation	—	20
The Blackstone Group Inc.	—	14
The Hartford Financial Services Group, Inc.	1	48
The Travelers Companies, Inc.	1	75
Tokio Marine Holdings Inc.	1	48
U.S. Bancorp	1	60
Wells Fargo & Co.	3	130
Willis Towers Watson Public Limited Company	—	82
		3,219
Information Technology 5.6%
Advanced Micro Devices, Inc. (a)	1	39
Amphenol Corporation - Class A	—	28
Analog Devices, Inc.	1	94
Apple Inc.	2	304
Arista Networks, Inc. (a)	—	22
Arrow Electronics, Inc. (a)	1	43
ASML Holding	—	62
Automatic Data Processing, Inc.	—	79
Booz Allen Hamilton Holding Corporation - Class A	—	29
Cisco Systems, Inc.	1	46
CommScope Holding Company, Inc. (a)	2	21
Corning Inc.	1	13
Fair Isaac Corp. (a)	—	14
Fidelity National Information Services, Inc.	1	93
Fiserv Inc. (a) (b)	2	208
Global Payments Inc.	1	88
Hewlett Packard Enterprise Company	1	13
IHS Markit Ltd. (a)	1	30
Infineon Technologies AG	3	53
Intuit Inc.	—	53
Keyence Corp.	—	62
Keysight Technologies, Inc. (a)	—	36
KLA-Tencor Corp.	—	32
MasterCard Incorporated - Class A	1	223
Microchip Technology Incorporated	—	15
Microsoft Corp. (b)	5	683
NVIDIA Corporation	—	73
Paypal Holdings, Inc. (a)	1	68
Qualcomm Incorporated	1	53
Salesforce.Com, Inc. (a)	1	114
ServiceNow, Inc. (a)	—	43
Slack Technologies, Inc. - Class A (a)	—	7
Splunk Inc. (a)	—	16
Spotify Technology S.A. (a)	—	26
Synopsys Inc. (a)	—	30
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	72
Texas Instruments Incorporated	1	60
Visa Inc. - Class A	1	99
Xilinx Inc.	—	21
Zebra Technologies Corp. - Class A (a)	—	34
Zscaler, Inc. (a)	—	13
		3,112
Health Care 3.2%
AbbVie Inc.	1	37
Acadia Healthcare Company, Inc. (a)	1	16
Alexion Pharmaceuticals, Inc. (a)	—	31
Allergan Public Limited Company	—	52
AmerisourceBergen Corporation	—	29
Anthem, Inc.	—	27
Boston Scientific Corp. (a)	1	57
Bristol-Myers Squibb Co.	—	18
Catalent Inc. (a)	—	19
Celgene Corp. (a)	1	44
Cigna Corp.	—	58
DexCom Inc. (a)	—	28
Elanco Animal Health (a)	1	18
Eli Lilly & Co.	—	49
Exact Sciences Corporation (a)	—	26
Exelixis, Inc. (a)	1	18
HCA Healthcare, Inc.	—	20
Illumina, Inc. (a)	—	30
Intercept Pharmaceuticals, Inc. (a)	—	7
Intuitive Surgical, Inc. (a)	—	36
Jazz Pharmaceuticals Public Limited Company (a)	—	29
Johnson & Johnson	1	70
Medtronic Public Limited Company	—	43
Merck & Co., Inc.	2	174
Novo Nordisk A/S - Class B	1	72
Pfizer Inc.	6	186
Regeneron Pharmaceuticals, Inc. (a)	—	20
Sage Therapeutics Inc. (a)	—	11
Teladoc Health, Inc. (a)	1	42
Thermo Fisher Scientific Inc.	—	82
UnitedHealth Group Incorporated (b)	2	253
Veeva Systems Inc. - Class A (a)	—	25
Vertex Pharmaceuticals Incorporated (a)	—	56
Zimmer Biomet Holdings, Inc.	1	121
		1,804
Industrials 3.0%
Airbus SE	1	80
Alstom	1	41
AMETEK, Inc.	—	29
Canadian Pacific Railway Limited	—	14
Carlisle Cos. Inc.	—	30
Copart Inc. (a)	1	41
Delta Air Lines Inc.	2	93
Dover Corp.	1	44
Fortune Brands Home & Security, Inc.	1	30
Generac Holdings Inc. (a)	—	29
Honeywell International Inc.	1	202

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Illinois Tool Works Inc.	—	52
Lennox International Inc.	—	17
Middleby Corp. (a)	—	19
Nordson Corp.	—	20
Norfolk Southern Corp.	—	72
Old Dominion Freight Line Inc.	—	30
Parker Hannifin Corp.	—	21
Safran	—	52
Schneider Electric SE (a)	1	79
Southwest Airlines Co.	—	20
Stanley Black & Decker Inc.	—	91
Thales SA	—	46
The Boeing Company	—	37
Tokyu Corp.	3	47
Union Pacific Corp.	—	94
United Parcel Service Inc. - Class B	1	127
United Technologies Corp.	—	55
VINCI	1	66
Waste Connections, Inc. (c)	1	79
		1,657
Consumer Discretionary 2.9%
Amazon.com, Inc. (a)	—	401
AutoZone, Inc. (a)	—	77
Best Buy Co., Inc.	—	29
Brinker International Inc.	1	27
Columbia Sportswear Co.	—	24
Expedia Group, Inc.	1	59
Garmin Ltd.	—	19
Genuine Parts Co.	—	14
Hilton Worldwide Holdings Inc.	1	51
Home Depot Inc.	1	199
Industria de Diseno Textil, S.A.	1	26
Kohl's Corp.	1	38
Lowe's Cos. Inc.	—	42
Lululemon Athletica Inc. (a)	—	30
LVMH Moet Hennessy Louis Vuitton SE	—	68
Murphy USA Inc. (a)	—	24
National Vision Holdings, Inc. (a)	1	13
Nordstrom Inc.	1	33
O'Reilly Automotive, Inc. (a)	—	108
Ross Stores Inc.	1	73
Ryohin Keikaku Co. Ltd.	1	26
Tesla Inc. (a)	—	10
Tiffany & Co.	—	34
TJX Cos. Inc.	1	65
Toyota Motor Corp.	1	94
Tractor Supply Co.	—	34
Wayfair Inc. - Class A (a)	—	15
Whirlpool Corp.	—	17
		1,650
Communication Services 2.8%
Alphabet Inc. - Class A (a)	—	199
Alphabet Inc. - Class C (a)	—	346
Altice USA, Inc. - Class A (a) (b)	3	97
CBS Corporation - Class B	1	27
Charter Communications, Inc. - Class A (a)	—	143
Comcast Corporation - Class A (b)	5	231
Discovery, Inc. - Class A (a)	1	27
Dish Network Corporation - Class A (a)	1	41
Electronic Arts Inc. (a)	—	29
Entercom Communications Corp. - Class A	4	14
Facebook, Inc. - Class A (a)	—	27
Lyft, Inc. (a)	—	12
Netflix, Inc. (a)	—	86
New York Times Co. - Class A	1	15
Nexstar Media Group, Inc. - Class A	—	38
Orange SA	1	18
Take-Two Interactive Software Inc. (a)	1	57
Telenor ASA	1	25
The Trade Desk, Inc. - Class A (a)	—	21
T-Mobile US Inc. (a)	—	19
Verizon Communications Inc. (b)	2	89
		1,561
Energy 1.4%
BP P.L.C.	15	96
Chevron Corp.	2	180
ConocoPhillips	1	71
Diamondback Energy, Inc.	1	74
EOG Resources, Inc.	—	20
EQT Corporation	2	15
Equitrans Midstream Corp.	1	18
Exxon Mobil Corporation	—	27
Kinder Morgan, Inc.	3	61
Marathon Petroleum Corporation	1	52
Parsley Energy Inc. - Class A	1	18
PBF Energy Inc. - Class A	1	21
Phillips 66	—	41
Pioneer Natural Resources Co.	—	53
Williams Cos. Inc.	2	45
		792
Utilities 1.3%
American Electric Power Company, Inc.	1	81
Duke Energy Corporation	—	34
Edison International	1	62
Enel SpA	5	36
Entergy Corporation	1	67
Eversource Energy	—	37
Iberdrola, S.A.	3	26
NextEra Energy, Inc. (b)	1	260
NiSource Inc.	1	21
Xcel Energy Inc.	2	112
		736
Real Estate 1.1%
American Homes 4 Rent - Class A	1	32
Brixmor Property Group Inc.	2	47
CBRE Group, Inc. - Class A (a)	2	95
EastGroup Properties Inc.	—	22
Federal Realty Investment Trust	—	34
KiMcO Realty Corporation	2	41
Mid-America Apartment Communities, Inc.	1	62
Mitsui Fudosan Co. Ltd.	1	35
OUTFRONT Media Inc.	1	39
ProLogis Inc.	—	35
Public Storage	—	59
Rayonier Inc.	1	32
Ventas, Inc.	1	48
Weyerhaeuser Co.	1	20
		601
Consumer Staples 1.0%
Clorox Co.	—	16
Coca-Cola Co.	3	133
Coty Inc. - Class A	2	17
Diageo PLC	1	56
Energizer Holdings, Inc.	1	35
Keurig Dr Pepper Inc.	1	24
Molson Coors Brewing Company - Class B	—	19
Nestle SA	1	73
Philip Morris International Inc.	1	47
Post Holdings Inc. (a)	1	46
Procter & Gamble Co.	1	77
Walgreens Boots Alliance Inc.	1	44
		587
Materials 0.9%
AdvanSix Inc. (a)	1	12
Akzo Nobel N.V.	1	45
Avery Dennison Corporation	—	36
Ball Corporation	2	107
DuPont de Nemours, Inc	—	28
Graphic Packaging Holding Co.	2	34
Martin Marietta Materials Inc.	—	81
Packaging Corp. of America	—	42
Rio Tinto PLC	1	25
Shin-Etsu Chemical Co. Ltd.	—	11
Vulcan Materials Co.	—	41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Westrock Company, Inc.	1	36
		498
Total Common Stocks (cost $16,154)		16,217
INVESTMENT COMPANIES 28.8%
JPMorgan Emerging Markets Equity Fund - Class R6 (d)	122	3,630
JPMorgan Emerging Markets Strategic Debt Fund - Class R6 (d)	130	1,073
JPMorgan High Yield Fund - Class R6 (d)	771	5,560
JPMorgan International Unconstrained Equity Fund - Class R6 (d)	176	3,656
JPMorgan Managed Income Fund - Class L (d)	222	2,235
Total Investment Companies (cost $16,294)		16,154
GOVERNMENT AND AGENCY OBLIGATIONS 11.3%
Sovereign 9.4%
Bundesrepublik Deutschland
0.00%, 04/05/24, EUR (e)	14	16
4.00%, 01/04/37, EUR (e)	20	39
3.25%, 07/04/42, EUR (e)	19	38
2.50%, 08/15/46, EUR (e)	33	62
1.25%, 08/15/48, EUR (e)	6	9
Cabinet Office, Government of Japan
0.10%, 06/20/21, JPY	17,500	163
0.80%, 06/20/22 - 12/20/47, JPY	17,650	170
0.10%, 06/20/28, JPY	23,550	225
2.10%, 03/20/30, JPY	6,750	77
1.50%, 03/20/34, JPY	7,300	82
1.20%, 03/20/35, JPY	6,200	68
1.30%, 06/20/35, JPY	6,400	71
0.70%, 03/20/37, JPY	7,250	74
0.60%, 12/20/23 - 12/20/37, JPY	36,700	357
2.00%, 03/20/42, JPY	5,450	70
1.90%, 09/20/42, JPY	5,350	68
1.40%, 09/20/34 - 03/20/55, JPY	16,000	186
2.20%, 09/20/26 - 03/20/50, JPY	11,000	126
0.90%, 03/20/57, JPY	7,750	83
Canada, Government of
1.50%, 06/01/26, CAD	8	6
2.00%, 06/01/28, CAD	11	9
2.25%, 06/01/29, CAD	129	105
5.00%, 06/01/37, CAD	6	7
3.50%, 12/01/45, CAD	8	9
2.75%, 12/01/48 - 12/01/64, CAD	13	13
Commonwealth of Australia
2.00%, 12/21/21, AUD	26	18
2.75%, 04/21/24, AUD	26	19
4.75%, 04/21/27, AUD (e)	31	27
2.25%, 05/21/28, AUD (e)	70	52
3.75%, 04/21/37, AUD (e)	17	16
3.00%, 03/21/47, AUD (e)	7	6
Danmarks Nationalbank
3.00%, 11/15/21, DKK	30	5
1.50%, 11/15/23, DKK	28	4
1.75%, 11/15/25, DKK	18	3
0.50%, 11/15/27, DKK	26	4
4.50%, 11/15/39, DKK	61	18
Estado Espanol
4.30%, 10/31/19, EUR (f)	2	2
0.40%, 04/30/22, EUR	43	48
3.80%, 04/30/24, EUR (e)	5	6
2.75%, 10/31/24, EUR (f)	135	170
1.60%, 04/30/25, EUR (e)	47	56
1.95%, 04/30/26, EUR (e)	24	30
1.40%, 07/30/28, EUR (e)	61	74
1.45%, 04/30/29, EUR (f)	19	23
0.60%, 10/31/29, EUR (f)	38	43
2.35%, 07/30/33, EUR (f)	17	23
4.20%, 01/31/37, EUR (e)	13	23
4.70%, 07/30/41, EUR (f)	18	35
5.15%, 10/31/44, EUR (e)	4	8
2.90%, 10/31/46, EUR (e)	8	13
2.70%, 10/31/48, EUR (e)	5	8
3.45%, 07/30/66, EUR (f)	3	6
Federale Overheidsdienst Kanselarij van de Eerste Minister
4.00%, 03/28/22, EUR (f)	1	1
2.60%, 06/22/24, EUR (e)	13	16
1.00%, 06/22/26, EUR (e)	14	17
0.80%, 06/22/28, EUR (e)	13	16
3.00%, 06/22/34, EUR (e)	15	24
1.90%, 06/22/38, EUR (e)	18	26
3.75%, 06/22/45, EUR (e)	5	10
1.60%, 06/22/47, EUR (e)	5	7
2.25%, 06/22/57, EUR (f)	3	5
2.15%, 06/22/66, EUR (e)	2	3
HM Treasury
4.00%, 03/07/22, GBP (e)	60	80
2.75%, 09/07/24, GBP (e)	49	68
1.50%, 07/22/26, GBP	22	29
1.63%, 10/22/28, GBP (e)	31	42
6.00%, 12/07/28, GBP (e)	3	6
0.88%, 10/22/29, GBP	26	33
4.75%, 12/07/30 - 12/07/38, GBP	27	52
4.25%, 03/07/36 - 12/07/55, GBP (e)	30	62
1.75%, 09/07/37, GBP (e)	38	54
3.25%, 01/22/44, GBP (e)	12	22
3.50%, 01/22/45 - 07/22/68, GBP (e)	24	54
4.25%, 12/07/46, GBP	11	24
1.50%, 07/22/47, GBP (e)	19	26
3.75%, 07/22/52, GBP (e)	9	20
1.75%, 07/22/57, GBP	15	23
2.50%, 07/22/65, GBP (e)	11	21
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (e)	50	6
2.50%, 05/12/25, SEK (e)	35	4
0.75%, 05/12/28, SEK (f)	65	7
2.25%, 06/01/32, SEK (e)	15	2
Republique Francaise Presidence
0.00%, 05/25/22, EUR (e) (g)	122	136
2.25%, 05/25/24, EUR (e)	50	62
0.50%, 05/25/26 - 05/25/29, EUR (e)	118	137
0.75%, 05/25/28 - 11/25/28, EUR (e)	138	165
1.25%, 05/25/34, EUR (e)	28	36
4.75%, 04/25/35, EUR (e)	24	45
3.25%, 05/25/45, EUR (e)	19	35
2.00%, 05/25/48, EUR (f)	9	14
4.00%, 04/25/55, EUR (f)	5	11
4.00%, 04/25/60, EUR	4	10
1.75%, 06/25/39 - 05/25/66, EUR (e)	45	65
Segretariato Generale Della Presidenza Della Repub
4.50%, 02/01/20, EUR (f)	115	127
Segretariato Generale Della Presidenza Della Repubblica
1.05%, 12/01/19, EUR	54	59
0.45%, 06/01/21, EUR (e)	78	86
1.35%, 04/15/22, EUR	59	67
1.00%, 07/15/22, EUR (e)	8	9
1.85%, 05/15/24, EUR	99	116
2.00%, 12/01/25, EUR	23	28
1.60%, 06/01/26, EUR	57	67
2.80%, 12/01/28, EUR	80	103
3.00%, 08/01/29, EUR (e)	47	62
2.45%, 09/01/33, EUR (f)	18	23
2.25%, 09/01/36, EUR (e)	44	54
4.00%, 02/01/37, EUR (e)	20	30
3.45%, 03/01/48, EUR (e)	36	53
2.80%, 03/01/67, EUR (f)	3	4
Staat der Nederlanden
4.00%, 01/15/37, EUR (e)	9	17
		5,254
U.S. Treasury Note 0.9%
Treasury, United States Department of
2.00%, 01/31/20 (b)	502	502
Collateralized Mortgage Obligations 0.7%
Federal National Mortgage Association, Inc.
Series 2017-2M2-C07, REMIC, 4.52%, (1M USD LIBOR + 2.50%), 05/28/30 (h)	400	406

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 1.02%, 06/25/29 (h)	1,275	94
Interest Only, Series X3-K094, REMIC, 2.20%, 07/25/47 (h)	588	99
		193
Total Government And Agency Obligations (cost $6,337)		6,355
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.3%
Bank
Series 2019-D-BN19, REMIC, 3.00%, 07/17/29 (f)	500	466
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (h)	500	538
Series 2014-D-UBS5, REMIC, 3.50%, 09/12/24 (f)	200	174
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-C-NP1, REMIC, 4.74%, 07/15/20 (f)	813	819
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	579	524
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23 (f)	495	500
Fannie Mae Connecticut Avenue Securities
Series 2019-2M2-R04, 4.12%, (1M USD LIBOR + 2.10%), 06/25/25 (f) (h)	500	501
FWDSecuritization Trust
Series 2019-M1-INV1, 3.48%, 06/25/49 (f) (h)	500	499
GS Mortgage Securities Corp Trust
Series 2019-E-GC40, 3.00%, 07/12/29 (f) (i)	500	434
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, 3.74%, 10/25/24 (f)	400	394
PRPM LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (f) (j)	491	491
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49 (f)	486	493
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59 (f)	500	498
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,282)		6,331
PREFERRED STOCKS 0.1%
Consumer Discretionary 0.1%
Volkswagen AG (k)	—	42
Total Preferred Stocks (cost $42)		42
CORPORATE BONDS AND NOTES 0.1%
Financials 0.1%
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	38
Total Corporate Bonds And Notes (cost $38)		38
SHORT TERM INVESTMENTS 19.0%
Treasury Securities 13.7%
Canada, Government of
1.65%, 04/02/20, CAD (l)	3,330	2,492
1.66%, 04/30/20, CAD (l)	3,338	2,494
1.65%, 05/28/20, CAD (l)	3,342	2,494
Segretariato Generale Della Presidenza Della Repubblica
-0.34%, 01/14/20, EUR (e) (l)	190	207
		7,687
Investment Companies 5.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (m)	2,988	2,988
Total Short Term Investments (cost $10,745)		10,675
Total Investments 99.5% (cost $55,892)		55,812
Total Securities Sold Short (1.1)% (proceeds $604)		(611)
Total Purchased Options 0.1% (cost $73)		38
Other Derivative Instruments 0.2%		127
Other Assets and Liabilities, Net 1.3%		738
Total Net Assets 100.0%		56,104

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $5,763 and 10.3% of the Fund.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(k) Convertible security.

(l) The coupon rate represents the yield to maturity.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.1%)
COMMON STOCKS (1.0%)
Industrials (0.5%)
3M Company	—	(51)
Acuity Brands, Inc.	—	(7)
Caterpillar Inc.	—	(37)
CSX Corp.	—	(28)
Cummins Inc.	—	(66)
Illinois Tool Works Inc.	—	(14)
Lennox International Inc.	—	(28)
PACCAR Inc.	—	(24)
Parker-Hannifin Corporation	—	(14)
		(269)
Consumer Staples (0.3%)
Hershey Co.	—	(14)
Molson Coors Brewing Company	(1)	(57)
The Clorox Company	(1)	(96)
		(167)
Consumer Discretionary (0.1%)
Harley-Davidson Inc.	(1)	(22)
Mohawk Industries Inc.	—	(43)
		(65)
Health Care (0.1%)
Align Technology, Inc.	—	(27)
Cardinal Health, Inc.	—	(14)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Henry Schein Inc.	—	(14)
		(55)
Financials (0.0%)
S&P Global Inc.	—	(13)
Total Common Stocks (proceeds $562)		(569)
INVESTMENT COMPANIES (0.1%)
iShares Nasdaq Biotechnology Index Fund	—	(42)
Total Investment Companies (proceeds $42)		(42)
Total Securities Sold Short (1.1%) (proceeds $604)		(611)

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JPMorgan International Unconstrained Equity Fund	—	3,701	—	—	—	(45)	3,656	6.5%
JPMorgan High Yield Fund	—	9,072	3,429	133	(32)	(51)	5,560	9.9%
JPMorgan Emerging Markets Equity Fund	—	3,677	—	—	—	(47)	3,630	6.5%
JPMorgan Emerging Markets Strategic Debt Fund	—	1,070	—	14	—	3	1,073	1.9%
JPMorgan Managed Income Fund	—	7,092	4,855	12	(2)	—	2,235	4.0%
	—	24,612	8,284	159	(34)	(140)	16,154	28.8%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bundesrepublik Deutschland, 0.00%, 04/05/24	08/09/19	16	16	—
Bundesrepublik Deutschland, 4.00%, 01/04/37	07/31/19	38	39	0.1
Bundesrepublik Deutschland, 3.25%, 07/04/42	06/26/19	37	38	0.1
Bundesrepublik Deutschland, 2.50%, 08/15/46	06/26/19	62	62	0.1
Bundesrepublik Deutschland, 1.25%, 08/15/48	06/26/19	9	9	—
Commonwealth of Australia, 4.75%, 04/21/27	06/26/19	27	27	0.1
Commonwealth of Australia, 2.25%, 05/21/28	06/26/19	52	52	0.1
Commonwealth of Australia, 3.75%, 04/21/37	06/26/19	16	16	—
Commonwealth of Australia, 3.00%, 03/21/47	06/26/19	6	6	—
Estado Espanol, 3.80%, 04/30/24	08/30/19	7	6	—
Estado Espanol, 1.60%, 04/30/25	08/09/19	58	56	0.1
Estado Espanol, 1.95%, 04/30/26	06/26/19	31	30	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	76	74	0.1
Estado Espanol, 4.20%, 01/31/37	06/26/19	23	23	—
Estado Espanol, 5.15%, 10/31/44	06/26/19	8	8	—
Estado Espanol, 2.90%, 10/31/46	06/26/19	12	13	—
Estado Espanol, 2.70%, 10/31/48	06/26/19	8	8	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	17	16	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	07/31/19	16	16	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	06/26/19	23	24	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	25	26	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	06/26/19	9	10	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.60%, 06/22/47	06/26/19	7	7	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	06/26/19	3	3	—
HM Treasury, 4.00%, 03/07/22	06/26/19	80	80	0.2
HM Treasury, 2.75%, 09/07/24	06/26/19	68	68	0.1
HM Treasury, 1.63%, 10/22/28	08/09/19	41	42	0.1
HM Treasury, 6.00%, 12/07/28	06/26/19	6	6	—
HM Treasury, 4.25%, 03/07/36	07/31/19	38	40	0.1
HM Treasury, 1.75%, 09/07/37	06/26/19	51	54	0.1
HM Treasury, 3.25%, 01/22/44	06/26/19	21	22	—
HM Treasury, 3.50%, 01/22/45	06/26/19	20	21	—
HM Treasury, 1.50%, 07/22/47	07/05/19	24	26	0.1
HM Treasury, 3.75%, 07/22/52	06/26/19	18	20	—
HM Treasury, 4.25%, 12/07/55	06/26/19	21	22	—
HM Treasury, 2.50%, 07/22/65	06/26/19	19	21	—
HM Treasury, 3.50%, 07/22/68	08/09/19	30	33	0.1
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	3	2	—
Republique Francaise Presidence, 0.00%, 05/25/22	08/09/19	139	136	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Republique Francaise Presidence, 2.25%, 05/25/24	06/26/19	64	62	0.1
Republique Francaise Presidence, 0.50%, 05/25/26	07/31/19	117	114	0.2
Republique Francaise Presidence, 0.75%, 05/25/28	06/26/19	21	20	—
Republique Francaise Presidence, 0.75%, 11/25/28	06/26/19	147	145	0.3
Republique Francaise Presidence, 0.50%, 05/25/29	07/19/19	24	23	—
Republique Francaise Presidence, 1.25%, 05/25/34	06/26/19	36	36	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	06/26/19	46	45	0.1
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	45	45	0.1
Republique Francaise Presidence, 3.25%, 05/25/45	06/26/19	34	35	0.1
Republique Francaise Presidence, 1.75%, 05/25/66	06/26/19	19	20	—
Segretariato Generale Della Presidenza Della Repubblica, -0.34%, 01/14/20	08/13/19	210	207	0.4
Segretariato Generale Della Presidenza Della Repubblica, 0.45%, 06/01/21	08/09/19	87	86	0.2
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	9	9	—
Segretariato Generale Della Presidenza Della Repubblica, 3.00%, 08/01/29	08/29/19	62	62	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	06/26/19	49	54	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	30	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/26/19	46	53	0.1
Staat der Nederlanden, 4.00%, 01/15/37	06/26/19	17	17	—
		2,252	2,268	4.0

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euribor	2	March 2021	EUR	503	—	—
3 Month Euribor	2	June 2021	EUR	503	—	—
90 Day Sterling	2	June 2020	GBP	249	—	—
EUR/USD Spot Rate	16	December 2019		2,221	(8)	(28)
Euro Schatz	1	December 2019	EUR	113	—	—
FTSE 100 Index	3	December 2019	GBP	218	—	4
JPY/USD Spot Rate	23	December 2019		2,679	(6)	(6)
MSCI EAFE Index	34	December 2019		3,235	11	(8)
S&P 500 Index	57	December 2019		8,549	42	(61)
Topix Index	1	December 2019	JPY	15,390	(1)	4
United States 5 Year Note	19	January 2020		2,280	(1)	(16)
					37	(111)
Short Contracts
3 Month Euribor	(2)	March 2020	EUR	(503)	—	—
3 Month Euribor	(2)	June 2020	EUR	(503)	—	—
Euro STOXX 50 Price Index	(9)	December 2019	EUR	(315)	(2)	(5)
MSCI Emerging Markets Index	(56)	December 2019		(2,861)	(14)	56
Russell 2000 Index	(23)	December 2019		(1,825)	(1)	72
United States 10 Year Note	(2)	December 2019		(262)	—	1
					(17)	124

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
iShares MSCI Emerging Markets ETF	Call	42.50	12/20/19	519	38

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	ANZ	10/03/19	AUD	195	132	—
AUD/USD	MLP	10/03/19	AUD	45	31	(1)
CAD/USD	MLP	10/03/19	CAD	94	71	—
CAD/USD	TDB	10/03/19	CAD	207	156	—
DKK/USD	MLP	10/03/19	DKK	35	5	—
DKK/USD	TDB	10/03/19	DKK	233	34	—
EUR/USD	BCL	10/03/19	EUR	44	48	—
EUR/USD	BNP	10/03/19	EUR	2,432	2,651	(7)
EUR/USD	MLP	10/03/19	EUR	773	842	(11)
EUR/USD	MLP	10/03/19	EUR	40	43	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BCL	10/03/19	GBP	24	29	—
GBP/USD	BNP	10/03/19	GBP	601	739	(2)
GBP/USD	BNP	10/03/19	GBP	48	60	—
GBP/USD	MLP	10/03/19	GBP	9	12	—
JPY/GBP	BNP	10/03/19	GBP	(11)	(14)	—
JPY/USD	ANZ	10/03/19	JPY	191,687	1,773	(3)
JPY/USD	BNP	10/03/19	JPY	2,893	27	—
JPY/USD	TDB	10/03/19	JPY	46,062	426	(1)
SEK/USD	BCL	10/03/19	SEK	33	3	—
SEK/USD	MLP	10/03/19	SEK	195	20	—
USD/AUD	ANZ	10/03/19	AUD	(10)	(7)	—
USD/AUD	MLP	10/03/19	AUD	(230)	(155)	—
USD/AUD	ANZ	11/05/19	AUD	(195)	(132)	—
USD/CAD	MLP	10/03/19	CAD	(301)	(227)	(1)
USD/CAD	BNP	10/17/19	CAD	(134)	(101)	—
USD/CAD	MLP	10/17/19	CAD	(1,776)	(1,341)	7
USD/CAD	TDB	10/17/19	CAD	(7,986)	(6,030)	11
USD/CAD	BNP	11/05/19	CAD	(15)	(11)	—
USD/CAD	MLP	11/05/19	CAD	(42)	(32)	—
USD/CAD	TDB	11/05/19	CAD	(207)	(156)	—
USD/DKK	BNP	10/03/19	DKK	(268)	(39)	1
USD/DKK	TDB	11/05/19	DKK	(233)	(34)	—
USD/EUR	BCL	10/03/19	EUR	(171)	(187)	3
USD/EUR	BNP	10/03/19	EUR	(3,063)	(3,339)	62
USD/EUR	MLP	10/03/19	EUR	(54)	(59)	1
USD/EUR	BNP	11/05/19	EUR	(2,370)	(2,590)	6
USD/EUR	MLP	11/05/19	EUR	(99)	(107)	—
USD/GBP	BCL	10/03/19	GBP	(9)	(12)	—
USD/GBP	MLP	10/03/19	GBP	(638)	(784)	(6)
USD/GBP	MLP	10/03/19	GBP	(25)	(31)	—
USD/GBP	BNP	11/05/19	GBP	(491)	(603)	1
USD/GBP	MLP	11/05/19	GBP	(7)	(8)	—
USD/JPY	BCL	10/03/19	JPY	(234,389)	(2,168)	43
USD/JPY	GSC	10/03/19	JPY	(4,747)	(44)	1
USD/JPY	MLP	10/03/19	JPY	(2,986)	(28)	—
USD/JPY	ANZ	11/05/19	JPY	(194,284)	(1,801)	3
USD/SEK	BNP	10/03/19	SEK	(150)	(15)	—
USD/SEK	MLP	10/03/19	SEK	(78)	(8)	—
USD/SEK	MLP	11/05/19	SEK	(195)	(20)	—
					(12,981)	107

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.4%
Information Technology 21.7%
Accenture Public Limited Company - Class A	13	2,489
Advanced Micro Devices, Inc. (a)	28	805
Analog Devices, Inc. (b)	19	2,175
Apple Inc. (b)	51	11,313
Automatic Data Processing, Inc. (b)	18	2,932
Cisco Systems, Inc. (b)	13	637
Cognizant Technology Solutions Corp. - Class A	17	995
Fiserv Inc. (a)	6	588
HP Inc. (b)	36	677
Intel Corp.	8	407
Intuit Inc.	2	660
KLA-Tencor Corp.	3	557
MasterCard Incorporated - Class A (b)	18	4,996
Microsoft Corp. (b)	101	14,058
Motorola Solutions Inc.	1	184
NVIDIA Corporation (b)	9	1,654
NXP Semiconductors N.V.	14	1,565
Paypal Holdings, Inc. (a) (b)	23	2,389
Salesforce.Com, Inc. (a) (b)	15	2,210
Skyworks Solutions, Inc.	1	78
Teradyne Inc.	23	1,344
Texas Instruments Incorporated (b)	21	2,774
Visa Inc. - Class A (b)	15	2,586
		58,073
Health Care 13.5%
AbbVie Inc.	29	2,214
Alexion Pharmaceuticals, Inc. (a)	8	763
Allergan Public Limited Company	3	532
Amgen Inc.	1	222
Anthem, Inc.	5	1,160
Becton, Dickinson and Company	1	307
Biogen Inc. (a)	4	946
Boston Scientific Corp. (a) (b)	55	2,231
Bristol-Myers Squibb Co.	26	1,299
Celgene Corp. (a)	11	1,049
Cigna Corp. (b)	16	2,397
Eli Lilly & Co. (b)	17	1,949
Illumina, Inc. (a)	2	486
Intuitive Surgical, Inc. (a)	1	462
Johnson & Johnson (b)	21	2,677
McKesson Corporation	2	279
Medtronic Public Limited Company (b)	29	3,113
Merck & Co., Inc. (b)	40	3,327
Pfizer Inc. (b)	34	1,211
Regeneron Pharmaceuticals, Inc. (a) (b)	2	585
Thermo Fisher Scientific Inc. (b)	10	2,834
UnitedHealth Group Incorporated (b)	14	3,104
Vertex Pharmaceuticals Incorporated (a)	6	959
Zimmer Biomet Holdings, Inc. (b)	15	2,041
		36,147
Financials 12.9%
American Express Company	3	378
American International Group, Inc. (b)	19	1,052
Ameriprise Financial, Inc.	4	527
Arthur J Gallagher & Co.	4	400
Bank of America Corporation (b)	122	3,549
Berkshire Hathaway Inc. - Class B (a) (b)	21	4,315
BlackRock, Inc.	1	549
Capital One Financial Corporation (b)	19	1,691
Charles Schwab Corp. (b)	24	1,024
Citigroup Inc. (b)	52	3,619
Citizens Financial Group Inc.	9	304
Everest Re Group, Ltd.	1	379
Fifth Third Bancorp	16	446
Franklin Resources Inc.	19	549
Intercontinental Exchange, Inc. (b)	26	2,435
Invesco Ltd.	27	457
KeyCorp (b)	76	1,353
Lincoln National Corp.	3	167
MetLife, Inc. (b)	34	1,625
Morgan Stanley (b)	57	2,420
Progressive Corp.	3	198
Regions Financial Corporation	25	396
S&P Global Inc.	1	148
SunTrust Banks Inc. (b)	11	764
Synchrony Financial	15	517
TD Ameritrade Holding Corporation	10	489
The Allstate Corporation	7	742
The Hartford Financial Services Group, Inc. (b)	26	1,557
Wells Fargo & Co. (b)	48	2,417
		34,467
Consumer Discretionary 11.8%
Advance Auto Parts, Inc.	6	951
Amazon.com, Inc. (a) (b)	5	8,990
AutoZone, Inc. (a)	2	1,900
Best Buy Co., Inc.	18	1,251
Booking Holdings Inc. (a)	—	226
BorgWarner Inc.	3	106
Expedia Group, Inc. (b)	11	1,491
General Motors Company	22	811
H & R Block, Inc.	4	102
Hasbro Inc.	3	398
Hilton Worldwide Holdings Inc.	10	911
Home Depot Inc. (b)	14	3,221
Lennar Corp. - Class A	13	732
Lowe's Cos. Inc.	20	2,195
Magna International Inc.	10	530
McDonald's Corporation	4	815
Nike Inc. - Class B	13	1,259
O'Reilly Automotive, Inc. (a)	2	889
Ralph Lauren Corp. - Class A	3	272
Ross Stores Inc. (b)	8	856
Royal Caribbean Cruises Ltd.	2	245
TJX Cos. Inc.	31	1,730
Yum! Brands Inc.	16	1,848
		31,729
Communication Services 10.6%
Alphabet Inc. - Class A (a) (b)	4	4,850
Alphabet Inc. - Class C (a) (b)	4	4,438
Altice USA, Inc. - Class A (a)	17	486
AT&T Inc.	4	167
Charter Communications, Inc. - Class A (a) (b)	6	2,306
Comcast Corporation - Class A (b)	98	4,402
Discovery, Inc. - Class A (a) (b)	24	635
Discovery, Inc. - Class C (a)	26	628
Electronic Arts Inc. (a)	11	1,097
Facebook, Inc. - Class A (a) (b)	15	2,717
Lyft, Inc. (a)	5	213
Netflix, Inc. (a) (b)	7	1,801
T-Mobile US Inc. (a)	4	350
Verizon Communications Inc. (b)	52	3,162
Viacom Inc. - Class B	2	43
Walt Disney Co. (b)	8	1,094
		28,389
Industrials 9.4%
Caterpillar Inc.	6	717
Cintas Corp.	1	180
Cummins Inc.	8	1,266
Deere & Co.	5	816
Delta Air Lines Inc. (b)	10	602
Eaton Corporation Public Limited Company (b)	31	2,578
General Dynamics Corp. (b)	12	2,140
HD Supply Holdings, Inc (a)	10	373
Honeywell International Inc. (b)	17	2,816
Ingersoll-Rand Public Limited Company (b)	8	1,048
Kansas City Southern	1	138
Masco Corp. (b)	21	862
Norfolk Southern Corp. (b)	13	2,369
Northrop Grumman Systems Corp.	3	1,099
PACCAR Inc. (b)	8	549
Parker Hannifin Corp.	4	728
Snap-On Inc.	3	400
Southwest Airlines Co.	5	268
Stanley Black & Decker Inc.	7	1,069

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
The Boeing Company (b)	3	1,046
Union Pacific Corp. (b)	10	1,642
United Airlines Holdings, Inc. (a)	3	228
United Technologies Corp. (b)	15	2,065
Waste Management, Inc.	2	255
		25,254
Consumer Staples 5.6%
Altria Group, Inc. (b)	20	816
Coca-Cola Co. (b)	73	3,996
ConAgra Brands Inc.	5	163
Constellation Brands, Inc. - Class A	3	716
General Mills Inc.	15	852
Kimberly-Clark Corp.	1	143
Mondelez International Inc. - Class A (b)	33	1,799
PepsiCo Inc. (b)	8	1,039
Philip Morris International Inc. (b)	33	2,544
Procter & Gamble Co. (b)	24	3,041
		15,109
Energy 4.4%
Chevron Corp. (b)	35	4,153
Concho Resources Inc.	2	165
Diamondback Energy, Inc.	11	971
EOG Resources, Inc. (b)	24	1,813
Exxon Mobil Corporation	11	748
Marathon Petroleum Corporation (b)	27	1,622
ONEOK Inc.	16	1,144
Pioneer Natural Resources Co. (b)	10	1,262
		11,878
Utilities 3.5%
American Electric Power Company, Inc.	15	1,441
Edison International	20	1,516
Entergy Corporation	8	966
Exelon Corporation (b)	5	263
NextEra Energy, Inc. (b)	11	2,589
Sempra Energy	5	758
Xcel Energy Inc. (b)	29	1,867
		9,400
Materials 2.6%
Avery Dennison Corporation	1	95
Celanese Corp. - Class A	7	904
Corteva, Inc.	19	525
Crown Holdings Inc. (a)	10	649
Dow Holdings Inc.	14	691
DuPont de Nemours, Inc	12	826
Eastman Chemical Co. (b)	16	1,156
Freeport-McMoRan Inc. - Class B (b)	14	134
Linde Public Limited Company	4	807
LyondellBasell Industries N.V. - Class A	3	281
Newmont Goldcorp Corporation (c)	5	193
Packaging Corp. of America	3	351
Westrock Company, Inc.	11	387
		6,999
Real Estate 2.4%
AvalonBay Communities, Inc.	6	1,276
Boston Properties Inc.	2	288
Digital Realty Trust Inc.	2	214
Equinix, Inc.	2	1,057
Equity Residential	5	391
Federal Realty Investment Trust	4	548
Host Hotels & Resorts, Inc. (b)	18	316
Mid-America Apartment Communities, Inc.	1	154
ProLogis Inc. (b)	15	1,302
Public Storage	1	280
Ventas, Inc.	6	440
VICI Properties Inc.	10	220
		6,486
Total Common Stocks (cost $250,849)		263,931
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	3,098	3,098
Total Short Term Investments (cost $3,098)		3,098
Total Investments 99.5% (cost $253,947)		267,029
Total Purchased Options 1.7% (cost $4,491)		4,445
Other Derivative Instruments (1.6)%		(4,294)
Other Assets and Liabilities, Net 0.4%		1,066
Total Net Assets 100.0%		268,246

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	22	December 2019	3,300	16	(24)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	2,815.00	12/31/19	898	4,445

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	3,070.00	12/31/19	898	(3,714)
S&P 500 Index	Put	2,340.00	10/01/19	894	—
S&P 500 Index	Put	2,375.00	12/31/19	898	(596)
					(4,310)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.1%
Information Technology 34.6%
Advanced Micro Devices, Inc. (a)	1,463	42,401
Amphenol Corporation - Class A	344	33,235
Arista Networks, Inc. (a)	96	22,817
Autodesk, Inc. (a)	73	10,738
Black Knight, Inc. (a)	189	11,540
Booz Allen Hamilton Holding Corporation - Class A	513	36,440
Corning Inc.	429	12,229
CrowdStrike Holdings, Inc. - Class A (a) (b)	112	6,542
Fair Isaac Corp. (a)	47	14,357
Fidelity National Information Services, Inc.	77	10,250
Fiserv Inc. (a)	565	58,518
FLIR Systems Inc.	274	14,420
Global Payments Inc.	375	59,693
IHS Markit Ltd. (a)	440	29,441
Intuit Inc.	81	21,461
Keysight Technologies, Inc. (a)	340	33,075
KLA-Tencor Corp.	152	24,189
Lam Research Corp.	144	33,211
Marvell Technology Group Ltd	951	23,756
Microchip Technology Incorporated	165	15,339
Okta, Inc. - Class A (a)	164	16,147
Palo Alto Networks, Inc. (a)	82	16,673
Paycom Software, Inc. (a)	83	17,451
Proofpoint, Inc. (a)	172	22,158
ServiceNow, Inc. (a)	84	21,374
Slack Technologies, Inc. - Class A (a) (b)	206	4,898
Splunk Inc. (a)	173	20,437
Spotify Technology S.A. (a)	189	21,557
Square, Inc. - Class A (a)	200	12,409
Synopsys Inc. (a)	288	39,534
Xilinx Inc.	290	27,821
Zebra Technologies Corp. - Class A (a)	137	28,314
Zendesk, Inc. (a)	146	10,670
Zscaler, Inc. (a)	171	8,096
		781,191
Industrials 16.3%
AMETEK, Inc.	317	29,144
Copart Inc. (a)	435	34,936
CoStar Group, Inc. (a)	39	22,957
Fortune Brands Home & Security, Inc.	389	21,273
FTI Consulting Inc. (a)	126	13,344
Generac Holdings Inc. (a)	238	18,676
HEICO Corp. - Class A	268	26,048
Ingersoll-Rand Public Limited Company	298	36,717
Lennox International Inc.	59	14,287
Nordson Corp.	120	17,542
Old Dominion Freight Line Inc.	128	21,824
Parker Hannifin Corp.	67	12,101
Stanley Black & Decker Inc.	162	23,423
Verisk Analytics, Inc.	180	28,481
Waste Connections, Inc. (c)	531	48,852
		369,605
Consumer Discretionary 15.5%
American Eagle Outfitters, Inc.	417	6,770
Aptiv PLC (c)	155	13,515
Bright Horizons Family Solutions Inc. (a)	145	22,128
Burlington Stores Inc. (a)	70	13,907
Chipotle Mexican Grill Inc. (a)	13	10,674
Dollar General Corp.	144	22,903
Garmin Ltd.	134	11,374
Hilton Worldwide Holdings Inc.	320	29,780
Lululemon Athletica Inc. (a)	165	31,844
National Vision Holdings, Inc. (a)	512	12,333
NVR, Inc. (a)	6	21,561
O'Reilly Automotive, Inc. (a)	150	59,976
Red Rock Resorts, Inc. - Class A	585	11,870
Ross Stores Inc.	358	39,326
Tractor Supply Co.	310	28,073
Wayfair Inc. - Class A (a) (b)	119	13,286
		349,320
Health Care 14.1%
Acadia Healthcare Company, Inc. (a)	332	10,326
Agios Pharmaceuticals, Inc. (a)	138	4,458
Alnylam Pharmaceuticals, Inc. (a)	108	8,661
BioMarin Pharmaceutical Inc. (a)	85	5,709
Catalent Inc. (a)	239	11,391
Centene Corporation (a)	304	13,163
DexCom Inc. (a)	164	24,446
Elanco Animal Health (a)	565	15,021
Exact Sciences Corporation (a)	247	22,294
Exelixis, Inc. (a)	682	12,059
Illumina, Inc. (a)	39	11,895
Insulet Corporation (a)	180	29,753
Intercept Pharmaceuticals, Inc. (a) (b)	92	6,098
Jazz Pharmaceuticals Public Limited Company (a)	179	22,899
ResMed Inc.	194	26,225
Sage Therapeutics Inc. (a)	90	12,612
Smiledirectclub, Inc. (a)	67	929
Teladoc Health, Inc. (a) (b)	396	26,790
Veeva Systems Inc. - Class A (a)	175	26,690
WellCare Health Plans, Inc. (a)	107	27,757
		319,176
Financials 6.7%
East West Bancorp, Inc.	374	16,569
First Republic Bank	207	19,988
MSCI Inc.	87	18,988
NASDAQ Inc.	197	19,532
Progressive Corp.	263	20,286
S&P Global Inc.	102	24,988
Shopify Inc. - Class A (a)	53	16,424
TD Ameritrade Holding Corporation	312	14,561
		151,336
Materials 4.8%
Avery Dennison Corporation	253	28,711
Ball Corporation	534	38,851
Vulcan Materials Co.	265	40,124
		107,686
Communication Services 3.5%
Lyft, Inc. (a)	185	7,576
New York Times Co. - Class A	446	12,696
Take-Two Interactive Software Inc. (a)	318	39,908
The Trade Desk, Inc. - Class A (a)	99	18,567
		78,747
Real Estate 1.2%
CBRE Group, Inc. - Class A (a)	529	28,026
Energy 0.4%
Concho Resources Inc.	144	9,764
Total Common Stocks (cost $1,849,632)		2,194,851
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	69,131	69,131
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	21,642	21,642
Total Short Term Investments (cost $90,773)		90,773
Total Investments 101.1% (cost $1,940,405)		2,285,624
Other Assets and Liabilities, Net (1.1)%		(25,292)
Total Net Assets 100.0%		2,260,332

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 83.9%
Collateralized Mortgage Obligations 31.1%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	16,402	16,966
Series BH-2870, REMIC, 4.50%, 10/15/19	2	2
Series QD-2931, REMIC, 4.50%, 02/15/20	1	1
Series BK-3037, REMIC, 4.50%, 09/15/20	81	82
Series PV-3860, REMIC, 5.00%, 05/15/22	3,216	3,324
Series VC-4050, REMIC, 4.00%, 07/15/23	4,331	4,474
Series ZA-2639, REMIC, 5.00%, 07/15/23	1,799	1,864
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,525
Series BY-3104, REMIC, 5.50%, 01/15/26	1,882	2,017
Series AK-3812, REMIC, 3.50%, 02/15/26	14,853	15,143
Series VN-4445, REMIC, 4.00%, 05/15/26	1,328	1,407
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,221
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,648
Series GT-3270, REMIC, 5.50%, 01/15/27	3,174	3,405
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,906
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,441
Series DG-3737, REMIC, 5.00%, 10/15/30	1,298	1,360
Series PA-3981, REMIC, 3.00%, 04/15/31	5,211	5,336
Series AM-2525, REMIC, 4.50%, 04/15/32	149	161
Series JE-4186, REMIC, 2.00%, 03/15/33	3,982	3,912
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,681
Series MJ-2638, REMIC, 5.00%, 07/15/33	953	1,033
Series L-2836, REMIC, 4.50%, 04/15/34	125	127
Series QD-2882, REMIC, 4.50%, 07/15/34	270	276
Series MU-2915, REMIC, 5.00%, 01/15/35	1,345	1,455
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,077	2,503
Series OC-3047, REMIC, 5.50%, 07/15/35	429	434
Series CB-3688, REMIC, 4.00%, 06/15/36	1,362	1,470
Series PB-3283, REMIC, 5.50%, 07/15/36	1,108	1,255
Series B-3413, REMIC, 5.50%, 04/15/37	225	248
Series PE-3341, REMIC, 6.00%, 07/15/37	757	875
Series PL-3832, REMIC, 5.00%, 08/15/39	482	489
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,837	6,056
Series QH-3699, REMIC, 5.50%, 07/15/40	2,175	2,340
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,638
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,624
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,121
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,913
Federal National Mortgage Association, Inc.
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	553	558
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	6	6
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	854	880
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	6,934	7,235
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,826
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,914
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	138	139
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,172
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	5,000	5,286
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,259
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	56	56
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,109
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,578
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,206
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,173
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,378
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	292	316
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	15,546
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,287
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (a)	715	650
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,252
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	364	381
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	2,735	2,755
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,635	2,852
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	195	201
Series 2010-SL-4, REMIC, 7.05%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (b)	25	37
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	2,698	2,818
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,671
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,478	2,951
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	2,814	2,841
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	768	875
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,808
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	12,464	12,900
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,764	1,910
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	5,366	5,581
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	14,441
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	424	484
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,312
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	1,070	1,094
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	805	906
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	762	843
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,037	1,184
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,443	1,630
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	35	36
Interest Only, Series 2008-SA-40, REMIC, 4.37%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (b)	1,604	304
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,190
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	2,175	2,190
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	3,119	3,433
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	15,346	17,946
Interest Only, Series 2011-SH-97, REMIC, 4.09%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (b)	2,807	504
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,482
Series 2013-FA-H16, REMIC, 2.77%, (1M USD LIBOR + 0.54%), 07/20/63 (b)	11,902	11,942
		355,061
Mortgage-Backed Securities 14.6%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	55	60
7.00%, 04/01/29 - 08/01/32	47	53
5.00%, 08/01/33 - 12/01/34	667	731
4.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (b)	398	419
5.35%, (12M USD LIBOR + 2.35%), 01/01/37 (b)	24	26
5.50%, 07/01/38	1,740	1,956
4.50%, 10/01/40	730	790
3.00%, 01/01/47	4,275	4,423
Federal National Mortgage Association, Inc.
3.18%, 09/01/25	5,079	5,314
4.00%, 02/01/25 - 03/01/48	29,076	31,030
3.03%, 12/01/25	20,350	21,441
2.94%, 01/01/26	23,068	24,138
3.10%, 01/01/26	7,500	7,988
6.50%, 03/01/26 - 03/01/36	133	154
3.33%, 03/01/27	2,467	2,648
2.97%, 06/01/27	5,708	6,036
8.00%, 11/01/29 - 03/01/31	30	35
7.00%, 05/01/26 - 01/01/30	12	13
7.50%, 02/01/31	3	4
5.50%, 02/01/35 - 10/01/36	2,176	2,430
6.00%, 02/01/31 - 12/01/36	3,657	4,187
5.00%, 09/01/35 - 11/01/40	11,260	12,491
3.50%, 09/01/45 - 07/01/49	29,022	30,241
3.00%, 03/01/43 - 03/01/46	3,775	3,892
REMIC, 2.90%, 06/25/27	5,259	5,466
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	699	793
		166,759
U.S. Treasury Note 10.2%
Treasury, United States Department of
1.75%, 11/15/20	20,000	19,984
2.63%, 08/15/20 - 02/15/29	85,000	86,949
2.00%, 11/30/22	10,000	10,128
		117,061
U.S. Treasury Bond 9.6%
Treasury, United States Department of
0.00%, 08/15/21 (a)	25,000	24,221
5.38%, 02/15/31	23,000	31,711

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
3.75%, 11/15/43	7,000	9,215
3.00%, 05/15/45 - 02/15/48	37,500	44,288
		109,435
U.S. Government Agency Obligations 6.0%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	8,463
Federal Home Loan Banks Office of Finance
5.25%, 12/11/20 (c)	4,500	4,687
5.75%, 06/12/26 (c)	5,000	6,234
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (a) (c)	4,000	3,370
Resolution Funding Corporation
Principal Only, 0.00%, 10/15/19 - 01/15/30 (a) (c)	51,010	46,461
		69,215
Commercial Mortgage-Backed Securities 6.0%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,488
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,547
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	7,059
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,358
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	4,304
Series A1-K087, REMIC, 3.59%, 10/25/27	3,811	4,097
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (b)	5,151	5,328
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	14,374
Series 2017-A2-M13, REMIC, 3.04%, 09/25/27 (b)	2,753	2,900
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (b)	4,000	4,425
Series 2019-A2-M7, REMIC, 3.14%, 05/25/29	3,125	3,364
		68,244
U.S. Treasury Inflation Indexed Securities 3.8%
Treasury, United States Department of
1.38%, 02/15/44 (d)	36,604	43,896
Municipal 1.6%
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (a)	20,487	17,853
Sovereign 1.0%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (a)	10,000	9,588
Saskatchewan, Government Of
9.38%, 12/15/20	1,500	1,626
		11,214
Total Government And Agency Obligations (cost $917,969)		958,738
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 2.25%, (1M USD LIBOR + 0.21%), 07/20/46 (b)	307	239
Series 2006-1A1A-OA17, REMIC, 2.24%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	527	443
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (e)	4,584	4,834
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (e)	2,674	2,700
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (e)	5,546	5,542
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.80%, 08/15/45 (b)	13,938	515
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	300	314
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,408
CWABS, Inc.
Series 2004-A-I, 2.32%, (1M USD LIBOR + 0.29%), 02/15/34 (b)	65	64
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (b) (e)	2,989	3,191
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	4,460	4,520
GS Mortgage Securities Corp Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,211
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 2.28%, (1M USD LIBOR + 0.26%), 06/25/36 (b) (f)	676	64
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 3.48%, 02/25/34 (b)	266	254
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 4.38%, 10/25/34 (b)	139	139
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (e)	1,833	1,779
Progress Residential Trust
Series 2015-A-SFR3, REMIC, 3.07%, 11/13/20 (e)	6,485	6,463
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 4.55%, 10/25/35 (b)	44	44
SACO I Trust
Series 2006-A-6, REMIC, 2.28%, (1M USD LIBOR + 0.26%), 06/25/36 (b) (f)	63	61
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 2.23%, (1M USD LIBOR + 0.21%), 08/25/36 (b)	598	539
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21 (e)	5,846	5,825
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	778	910
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (e)	4,560	4,693
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21 (e)	4,750	4,870
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27 (e)	2,139	2,305
Total Non-U.S. Government Agency Asset-Backed Securities (cost $70,145)		70,927
CORPORATE BONDS AND NOTES 4.0%
Financials 1.0%
Berkshire Hathaway Inc.
3.40%, 01/31/22 (g)	1,619	1,678
Citigroup Inc.
4.50%, 01/14/22	3,028	3,182
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	909
New York Life Global Funding
2.00%, 04/13/21 (e)	1,639	1,638
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	905
2.91%, 06/05/23	1,350	1,368
U.S. Bancorp
3.00%, 03/15/22	1,715	1,757
		11,437
Communication Services 0.7%
AT&T Inc.
3.60%, 07/15/25	4,000	4,210
TWDC Enterprise 18 Corp.
2.00%, 09/01/29	3,900	3,797
		8,007
Energy 0.6%
Buckeye Partners, L.P.
4.88%, 02/01/21	1,907	1,938
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,077

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,096
Occidental Petroleum Corporation
3.13%, 02/15/22	666	676
Phillips 66
4.30%, 04/01/22	912	961
Plains All American Pipeline, L.P.
2.60%, 12/15/19	1,713	1,714
		7,462
Industrials 0.5%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	583
Lockheed Martin Corporation
3.35%, 09/15/21	984	1,009
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (e)	2,898	2,958
Union Pacific Corporation
1.80%, 02/01/20	869	868
		5,418
Real Estate 0.4%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,604
HCP, Inc.
3.40%, 02/01/25	1,515	1,572
		4,176
Consumer Staples 0.4%
Kimberly-Clark Corporation
2.40%, 03/01/22 (g)	700	709
PepsiCo, Inc.
3.00%, 08/25/21	782	799
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	2,469	2,602
		4,110
Utilities 0.3%
Arizona Public Service Company
2.20%, 01/15/20	665	666
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,222
Exelon Generation Company, LLC
2.95%, 01/15/20	1,140	1,142
Virginia Electric and Power Company
2.95%, 01/15/22	870	885
		3,915
Health Care 0.1%
Allergan Funding SCS
3.45%, 03/15/22	991	1,016
Total Corporate Bonds And Notes (cost $44,397)		45,541
SHORT TERM INVESTMENTS 5.7%
Investment Companies 5.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (h) (i)	62,800	62,800
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (h) (i)	2,260	2,260
Total Short Term Investments (cost $65,060)		65,060
Total Investments 99.8% (cost $1,097,571)		1,140,266
Other Assets and Liabilities, Net 0.2%		1,824
Total Net Assets 100.0%		1,142,090

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $46,798 and 4.1% of the Fund.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(g) All or a portion of the security was on loan as of September 30, 2019.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 96.1%
China 18.3%
AAC Technologies Holdings Inc. (a)	1,107	5,892
Anhui Conch Cement Company Limited - Class H	1,867	11,113
Baidu, Inc. - Class A - ADR (b)	67	6,866
China Construction Bank Corporation - Class H	48,679	37,101
China Mobile Limited - ADR	281	11,653
China Shenhua Energy Company Limited - Class H	2,632	5,296
CNOOC Limited	4,620	7,055
ENN Energy Holdings Ltd.	719	7,473
Hengan International Group Co. Ltd.	1,006	6,628
NetEase, Inc. - ADR	84	22,247
Weichai Power Co., Ltd. - Class H	8,482	12,288
		133,612
South Korea 15.0%
Hanwha Life Insurance Co., Ltd.	576	1,147
Hyundai Mobis	52	11,042
KB Financial Group Inc.	312	11,140
KT&G Corp.	81	7,115
Samsung Electronics Co. Ltd.	825	33,850
Shinhan Financial Group Co. Ltd.	396	13,825
SK Hynix Inc.	337	23,215
Woongjin Coway Co., Ltd.	114	8,085
		109,419
India 10.9%
Axis Bank Limited	894	8,655
Bajaj Auto Limited	155	6,428
Bharat Petroleum Corp. Ltd.	1,018	6,760
Bharti Infratel Limited	718	2,609
Coal India Ltd Govt Of India Undertaking	1,655	4,675
HCL Technologies Ltd.	596	9,101
Hero Motocorp Ltd.	233	8,893
Infosys Ltd. - ADR	722	8,214
Oil & Natural Gas Corp. Ltd.	3,150	5,868
Tata Consultancy Services Limited	453	13,429
UPL Limited	604	5,154
		79,786
Russian Federation 9.2%
Gazprom OAO Via Gaz Capital SA - ADR	1,215	8,393
Joint-Stock Company Alrosa (Public Joint-Stock Company)	8,600	9,880
Mobile Telesystems PJSC - ADR	1,208	9,787
Public Joint Stock Company Oil Company Lukoil - ADR	136	11,261
Public Joint-Stock Company Magnit - GDR (c)	501	6,541
Public Joint-stock Company Sberbank Of Russia - ADR	1,502	21,296
		67,158
Brazil 8.9%
American Beverage Co Ambev - ADR	1,146	5,293
Banco do Brasil SA	1,993	21,876
BB Seguridade Participacoes S/A	1,504	12,735
CCR SA	3,092	12,837
Cielo S.A.	2,997	5,770
Irb Brasil Resseguros S/A	704	6,348
		64,859
South Africa 6.2%
Bidvest Group Ltd. (a)	464	5,853
Life Healthcare Group Holdings	3,602	5,396
Motus Holdings (UK) Limited	439	1,997
Nedbank Group Ltd.	368	5,518
PPC Ltd (b)	2,357	624
Sanlam Ltd	1,221	6,014
Shoprite Holdings Ltd.	759	6,158
Standard Bank Group Limited	547	6,312
Vodacom Group Limited	928	7,332
		45,204
Taiwan 5.2%
Catcher Technology Co. Ltd.	1,025	7,777
Hon Hai Precision Industry Co. Ltd.	3,516	8,317
Taiwan Semiconductor Manufacturing Co. Ltd.	2,461	21,667
		37,761
Indonesia 5.1%
Bank Mandiri Persero Tbk PT	27,423	13,492
PT Astra International Tbk	18,323	8,541
Semen Gresik Persero Tbk PT	2,266	1,842
Telekomunikasi Indonesia Persero Tbk PT - ADR	430	12,943
		36,818
Mexico 4.4%
America Movil, S.A.B. De C.V. - Class L - ADR	1,038	15,422
Grupo Mexico SAB de CV - Class B	1,995	4,664
Kimberly-Clark de Mexico SAB de CV - Class A	3,437	6,903
Ternium SA - ADR	282	5,404
		32,393
Turkey 3.1%
Koc Holding A.S.	2,736	9,160
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	532	13,530
		22,690
Hong Kong 2.3%
ASM Pacific Technology Ltd.	776	9,534
China Merchants Bank Co., Ltd. - Class H	1,560	7,441
		16,975
Hungary 2.0%
OTP Bank Plc	347	14,460
Thailand 1.6%
Kasikornbank PCL	1,206	6,176
Siam Cement PCL (d)	415	5,537
		11,713
Egypt 1.2%
Commercial International Bank Egypt SAE - GDR (c)	1,929	8,898
Philippines 0.7%
PLDT Inc. - ADR	245	5,394
United Kingdom 0.7%
Mondi plc	264	5,042
Pakistan 0.7%
Habib Bank Limited	1,877	1,419
Oil & Gas Development Co. Ltd.	193	152
Pakistan Petroleum Limited	3,842	3,343
		4,914
Malaysia 0.4%
British American Tobacco Malaysia Bhd	669	3,026
Portugal 0.2%
Galp Energia, SGPS, S.A.	107	1,614
Total Common Stocks (cost $701,850)		701,736
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	29,453	29,453
Total Short Term Investments (cost $29,453)		29,453
Total Investments 100.1% (cost $731,303)		731,189
Other Assets and Liabilities, Net (0.1)%		(931)
Total Net Assets 100.0%		730,258

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commercial International Bank Egypt SAE	05/02/13	5,773	8,898	1.2
Public Joint-Stock Company Magnit	07/25/16	10,506	6,541	0.9
		16,279	15,439	2.1

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	SSB	10/03/19	ZAR	(322)	(21)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.6%
United States of America 54.5%
Alphabet Inc. - Class A (a)	10	12,699
Amazon.com, Inc. (a)	10	17,442
American Express Company	26	3,110
Coca-Cola Co.	114	6,209
Colgate-Palmolive Co.	73	5,330
Deere & Co.	67	11,254
Expeditors International of Washington Inc.	60	4,485
Facebook, Inc. - Class A (a)	79	13,993
Microsoft Corp.	67	9,315
Oracle Corporation	251	13,790
Procter & Gamble Co.	67	8,388
Qualcomm Incorporated	104	7,948
Schlumberger Ltd.	127	4,323
SEI Investments Co.	76	4,487
Under Armour Inc. - Class A (a)	344	6,851
Visa Inc. - Class A	83	14,281
Yum China Holdings, Inc.	261	11,858
Yum! Brands Inc.	57	6,476
		162,239
China 9.7%
Alibaba Group Holding Limited - ADS (a)	88	14,777
Baidu, Inc. - Class A - ADR (a)	54	5,506
Tencent Holdings Limited	209	8,782
		29,065
Switzerland 8.8%
Alcon AG (a)	13	778
Nestle SA	64	6,975
Novartis AG	66	5,741
Roche Holding AG	43	12,625
		26,119
United Kingdom 7.2%
Diageo PLC	61	2,496
Experian PLC	268	8,569
Reckitt Benckiser Group PLC	45	3,523
Unilever N.V.	114	6,860
		21,448
Argentina 5.0%
MercadoLibre S.R.L (a)	27	14,792
France 4.5%
Danone	98	8,643
Sodexo SA	42	4,677
		13,320
Denmark 3.3%
Novo Nordisk A/S - Class B	190	9,778
Brazil 2.2%
American Beverage Co Ambev - ADR	1,399	6,464
Netherlands 2.0%
Adyen B.V. (a) (b)	8	5,309
Core Laboratories N.V.	14	637
		5,946
Hong Kong 0.7%
Budweiser Brewing Company APAC Limited (a) (b)	573	2,061
Italy 0.7%
Prada S.p.A. (c)	683	1,998
Total Common Stocks (cost $274,027)		293,230
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	3,994	3,994
Total Short Term Investments (cost $3,994)		3,994
Total Investments 99.9% (cost $278,021)		297,224
Other Assets and Liabilities, Net 0.1%		228
Total Net Assets 100.0%		297,452

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $7,370 and 2.5% of the Fund.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.0%
U.S. Treasury Note 30.9%
Treasury, United States Department of
3.63%, 02/15/21	3,500	3,588
1.13%, 02/28/21 - 08/31/21	7,200	7,131
2.50%, 01/31/21 - 05/15/24	21,354	21,940
2.38%, 12/31/20 - 05/15/29	19,470	20,174
3.13%, 05/15/21 - 11/15/28	4,900	5,218
2.63%, 11/15/20 - 02/15/29	23,273	23,917
2.88%, 10/31/20 - 08/15/28	35,245	37,519
1.75%, 11/30/21	3,500	3,508
2.00%, 12/31/21 - 11/15/26	5,620	5,712
2.13%, 05/31/21 - 05/31/26	34,100	34,813
1.50%, 08/31/21 - 08/15/26	20,950	20,876
1.63%, 10/15/20 - 08/15/29	18,530	18,525
1.75%, 10/31/20 - 07/31/24	28,315	28,425
1.88%, 12/15/20 - 07/31/26	29,779	30,029
1.25%, 07/31/23	1,650	1,630
1.38%, 09/30/20 - 08/31/26	15,505	15,378
1.63%, 10/31/23	1,080	1,083
2.13%, 11/30/23	1,900	1,942
2.00%, 08/31/21 - 08/15/25	22,825	23,153
3.00%, 10/31/25	1,900	2,053
2.25%, 03/31/21 - 11/15/27	32,301	33,296
2.75%, 11/30/20 - 02/15/28	28,940	30,334
		370,244
Mortgage-Backed Securities 26.8%
Federal Home Loan Mortgage Corporation
4.00%, 12/01/20 - 11/01/48	11,337	11,988
2.00%, 01/01/29 - 03/01/32	491	490
2.50%, 08/01/27 - 02/01/47	4,790	4,848
5.50%, 11/01/28 - 02/01/40	801	900
6.50%, 07/01/28 - 03/01/39	162	187
6.00%, 02/01/29 - 05/01/40	539	616
4.50%, 12/01/19 - 02/01/49	6,277	6,705
3.00%, 02/01/24 - 10/01/48	20,655	21,203
3.50%, 10/01/20 - 05/01/49	19,022	19,790
5.00%, 02/01/21 - 03/01/49	2,389	2,610
Federal National Mortgage Association, Inc.
5.00%, 10/01/21 - 06/01/49	3,055	3,343
4.50%, 07/01/20 - 06/01/49	10,292	10,981
6.00%, 05/01/24 - 09/01/39	947	1,082
2.50%, 12/01/21 - 02/01/47	6,363	6,435
3.00%, 11/01/26 - 04/01/49	30,108	30,900
2.00%, 11/01/31	96	96
2.50%, 07/01/31 - 01/01/32	583	590
2.00%, 09/01/28 - 02/01/32	678	678
7.00%, 02/01/31 - 02/01/38	36	41
TBA, 2.50%, 10/15/32 - 11/15/47 (a)	750	751
TBA, 3.50%, 10/15/32 - 10/15/48 (a)	16,200	16,627
6.50%, 07/01/32 - 12/01/38	293	339
5.50%, 01/01/21 - 02/01/42	1,667	1,859
3.00%, 02/01/31 - 12/01/46	1,102	1,129
7.50%, 11/01/37	3	3
5.00%, 06/01/40 - 11/01/43	192	210
4.00%, 03/01/20 - 04/01/49	25,460	26,806
3.50%, 03/01/26 - 04/01/46	957	995
3.50%, 09/01/25 - 07/01/49	29,469	30,636
4.00%, 06/01/44 - 07/01/46	743	788
TBA, 4.50%, 10/15/46 (a)	2,250	2,369
TBA, 4.00%, 10/15/31 - 10/15/47 (a)	11,800	12,246
TBA, 3.00%, 10/15/32 - 11/15/47 (a)	5,850	5,939
Government National Mortgage Association
8.50%, 06/15/30 - 12/15/30	1	1
2.50%, 09/20/27 - 02/20/47	820	833
5.00%, 03/15/33 - 02/20/49	3,628	3,931
6.00%, 05/15/32 - 12/20/40	273	310
6.50%, 07/15/38	20	24
5.50%, 12/15/31 - 02/20/44	1,408	1,565
3.00%, 01/20/27 - 03/20/48	12,660	13,050
4.00%, 12/15/24 - 01/20/49	16,041	16,895
TBA, 5.00%, 10/15/44 (a)	475	501
3.00%, 07/20/46 - 11/20/46	2,070	2,133
3.50%, 12/20/45 - 09/20/46	1,534	1,600
4.00%, 09/20/46	260	275
2.50%, 08/20/27 - 11/20/46	196	198
3.50%, 05/15/26 - 06/20/49	20,614	21,541
TBA, 3.50%, 10/15/47 (a)	12,175	12,613
TBA, 4.50%, 10/15/47 (a)	1,600	1,672
TBA, 3.00%, 10/15/47 - 11/15/47 (a)	6,275	6,439
TBA, 4.00%, 10/15/47 - 11/15/47 (a)	3,750	3,899
4.50%, 04/20/26 - 03/20/49	8,433	8,968
		320,628
U.S. Treasury Bond 8.2%
Treasury, United States Department of
8.13%, 08/15/21 (b)	1,865	2,084
7.63%, 02/15/25	750	982
6.50%, 11/15/26	2,000	2,655
6.13%, 11/15/27	1,340	1,796
5.25%, 11/15/28	990	1,290
5.38%, 02/15/31	1,030	1,420
4.50%, 02/15/36 - 08/15/39	3,409	4,798
4.63%, 02/15/40	1,510	2,187
4.38%, 05/15/40 - 05/15/41	2,228	3,140
3.88%, 08/15/40	2,395	3,168
4.25%, 11/15/40	1,654	2,297
4.75%, 02/15/41	1,485	2,197
3.13%, 02/15/42 - 05/15/48	5,310	6,404
2.75%, 08/15/42 - 11/15/47	5,763	6,512
2.88%, 05/15/43 - 05/15/49	5,375	6,220
3.63%, 08/15/43 - 02/15/44	5,455	7,050
3.75%, 11/15/43	2,390	3,146
3.38%, 05/15/44 - 11/15/48	3,130	3,964
2.50%, 02/15/45 - 05/15/46	6,840	7,370
2.25%, 08/15/46	2,885	2,961
2.88%, 11/15/46	2,055	2,380
3.00%, 05/15/42 - 02/15/49	18,350	21,710
2.25%, 08/15/49 (b)	2,675	2,754
		98,485
Sovereign 2.9%
Asian Development Bank
2.25%, 01/20/21	250	251
1.75%, 06/08/21 - 09/13/22	435	436
1.88%, 08/10/22	300	302
2.75%, 03/17/23 - 01/19/28	590	628
2.13%, 03/19/25	200	205
2.38%, 08/10/27	300	314
6.38%, 10/01/28	210	284
Banque europeenne d'investissement (BEI)
4.00%, 02/16/21	500	515
2.38%, 06/15/22	500	510
2.00%, 12/15/22	500	506
2.50%, 04/15/21 - 03/15/23	1,300	1,322
2.25%, 03/15/22 - 06/24/24	390	398
1.88%, 02/10/25	600	608
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	560
6.55%, 03/14/37	250	366
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	209
4.13%, 11/20/45	200	214
5.10%, 06/18/50	100	119
4.98%, 04/20/55	100	117
Export Development Canada
2.00%, 11/30/20	300	301
2.75%, 03/15/23	300	311
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25 (b)	230	239
8.30%, 08/15/31	300	440
4.75%, 03/08/44	556	602
5.55%, 01/21/45	500	605
4.60%, 01/23/46	250	266
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	120

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
7.13%, 02/09/24	250	303
2.88%, 10/16/24	300	316
Government of the Republic of Panama
6.70%, 01/26/36	400	568
4.50%, 04/16/50	200	237
Groupe De La Banque Africaine De Developpement
2.38%, 09/23/21	300	304
Hydro-Quebec
9.40%, 02/01/21	250	274
Inter-American Development Bank
2.63%, 04/19/21	750	760
2.50%, 01/18/23	500	514
2.13%, 01/15/25 (c)	500	512
4.38%, 01/24/44	100	139
International Bank for Reconstruction and Development
2.25%, 06/24/21	750	757
1.38%, 05/24/21 - 09/20/21	240	239
2.13%, 12/13/21	300	303
1.63%, 02/10/22 (b)	350	350
1.88%, 10/07/22	500	504
7.63%, 01/19/23	300	357
2.50%, 07/29/25	340	356
2.50%, 11/22/27 (b)	1,000	1,056
International Finance Corporation
2.25%, 01/25/21	250	251
1.13%, 07/20/21	500	495
Israel, Government of
4.00%, 06/30/22	500	527
5.50%, 04/26/24	142	165
Japan Bank For International Cooperation
1.88%, 04/20/21	200	200
3.25%, 07/20/23	200	210
3.38%, 07/31/23 (c)	400	422
2.13%, 02/10/25	250	252
2.25%, 11/04/26	400	406
Japan Finance Corporation for Municipal Enterprises
4.00%, 01/13/21	300	307
KfW
1.63%, 03/15/21	220	219
1.50%, 06/15/21	665	662
2.63%, 01/25/22	700	715
2.13%, 03/07/22 - 06/15/22	530	536
2.38%, 12/29/22	300	307
2.50%, 11/20/24	800	834
2.00%, 05/02/25	680	693
0.00%, 06/29/37 (d)	150	103
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	282
7.63%, 03/29/41	250	416
Landwirtschaftliche Rentenbank
2.50%, 11/15/27 (b)	400	422
Manitoba, Province of
3.05%, 05/14/24	350	370
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
2.25%, 02/01/21	250	251
Ontario, Government of
3.40%, 10/17/23	135	144
3.20%, 05/16/24	300	319
Presidencia de la Republica de Colombia
8.13%, 05/21/24 (b)	400	495
7.38%, 09/18/37	400	569
5.63%, 02/26/44	200	250
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	450	520
5.38%, 06/15/33	200	235
Tennessee Valley Authority
5.25%, 09/15/39 (b) (e)	200	284
5.38%, 04/01/56 (e)	300	480
The Korea Development Bank
3.38%, 09/16/25	500	533
The Philippines, Government of
4.20%, 01/21/24	250	271
9.50%, 02/02/30	400	653
6.38%, 01/15/32	500	692
The Province of Alberta, Government of
3.30%, 03/15/28	200	221
The Province of British Columbia, Government of
6.50%, 01/15/26	70	88
The Republic of Indonesia, The Government of
5.35%, 02/11/49	200	256
The Republic of Korea, Government of
5.63%, 11/03/25	250	299
Urzad Rady Ministrow
5.00%, 03/23/22	500	536
3.00%, 03/17/23	500	516
		35,003
U.S. Government Agency Obligations 1.1%
Federal Home Loan Banks Office of Finance
2.63%, 10/01/20 (e)	500	504
1.38%, 02/18/21 (e)	1,800	1,791
1.13%, 07/14/21 (e)	1,800	1,782
2.50%, 02/13/24 (e)	500	519
2.88%, 09/13/24 (e)	300	317
5.50%, 07/15/36 (e)	700	1,025
Federal Home Loan Mortgage Corporation
1.13%, 08/12/21 (e)	750	744
2.38%, 01/13/22 (e)	800	813
2.75%, 06/19/23 (e)	500	521
6.75%, 09/15/29 (b) (e)	60	87
6.75%, 03/15/31 (e)	120	179
6.25%, 07/15/32 (e)	205	303
Federal National Mortgage Association, Inc.
1.70%, 01/27/20 (e)	1,500	1,500
1.25%, 08/17/21 (e)	500	496
2.25%, 04/12/22 (e)	500	508
2.38%, 01/19/23 (e)	500	513
2.63%, 09/06/24 (e)	500	525
7.25%, 05/15/30 (e)	540	813
6.63%, 11/15/30 (e)	631	922
		13,862
Commercial Mortgage-Backed Securities 0.9%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	528
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	347	351
Series A1-K032, REMIC, 3.02%, 02/25/23	135	137
Series A2-K032, REMIC, 3.31%, 05/25/23 (f)	550	574
Series A2-K033, REMIC, 3.06%, 07/25/23 (f)	500	518
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,056
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,059
Series A2-K047, REMIC, 3.33%, 05/25/25	500	534
Series A2-K062, REMIC, 3.41%, 12/25/26	500	544
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,135
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.71%, 04/25/23 (f)	303	308
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (f)	1,367	1,428
Series 2017-A2-M2, REMIC, 2.89%, 02/25/27 (f)	1,000	1,042
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (f)	500	525
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (f)	500	553
		10,292
Municipal 0.8%
Alliance Dr. Olga Mohan High School
5.76%, 07/01/29	200	246
California, State of
3.50%, 04/01/28	80	87
7.55%, 04/01/39	300	496
7.30%, 10/01/39	150	235
Chicago Transit Authority
6.90%, 12/01/40	200	280

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Connecticut, State of
5.85%, 03/15/32	125	164
Cook, County of
6.23%, 11/15/34	100	134
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	286
Dallas County Hospital District
5.62%, 08/15/44	300	410
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	317
Illinois, State of
5.10%, 06/01/33	300	325
7.35%, 07/01/35	400	488
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	344
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	361
Metropolitan Transportation Commission
6.26%, 04/01/49	200	312
Municipal Electric Authority of Georgia
7.06%, 04/01/57	199	280
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	255
New Jersey Turnpike Authority
7.10%, 01/01/41	250	392
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	353
New York City Transitional Finance Authority
5.77%, 08/01/36	260	331
San Diego County Water Authority
6.14%, 05/01/49	260	383
State Public School Building Authority
5.00%, 09/15/27	300	352
Texas, State of
5.52%, 04/01/39	200	276
The Ohio State University
4.91%, 06/01/40	200	259
3.80%, 12/01/46	500	569
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	265
4.46%, 10/01/62	300	381
Wisconsin, State of
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	460	523
		9,104
U.S. Treasury Securities 0.4%
Treasury, United States Department of
2.00%, 05/31/21 - 02/15/22	5,005	5,041
Total Government And Agency Obligations (cost $834,889)		862,659
CORPORATE BONDS AND NOTES 25.5%
Financials 7.8%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	306
3.88%, 01/23/28	300	309
AerCap Ireland Limited
3.95%, 02/01/22	750	775
AFLAC Incorporated
3.63%, 06/15/23	200	210
Aktiebolaget Svensk Exportkredit
2.38%, 03/09/22	300	305
American Express Company
2.65%, 12/02/22	500	508
3.00%, 10/30/24	400	413
American Express Credit Corporation
3.30%, 05/03/27	300	320
American Honda Finance Corporation
3.45%, 07/14/23	200	210
American International Group, Inc.
4.88%, 06/01/22	200	213
3.90%, 04/01/26	350	373
4.20%, 04/01/28	130	142
4.25%, 03/15/29	300	328
4.80%, 07/10/45	290	337
4.75%, 04/01/48	60	70
4.38%, 01/15/55	300	320
American Water Capital Corp.
3.75%, 09/01/47	100	107
Aon Corporation
3.75%, 05/02/29	300	320
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	187
Ares Capital Corporation
4.25%, 03/01/25	300	309
Assurant, Inc.
6.75%, 02/15/34	7	9
AXA
8.60%, 12/15/30	100	145
AXA Equitable Holdings, Inc.
4.35%, 04/20/28	85	91
5.00%, 04/20/48	100	108
Banco Santander, S.A.
3.13%, 02/23/23	400	407
3.80%, 02/23/28	400	419
Bank of America Corporation
2.63%, 04/19/21	380	383
5.00%, 05/13/21	400	418
2.74%, 01/23/22	100	101
2.82%, 07/21/23 (f)	800	811
3.00%, 12/20/23	1,300	1,328
4.00%, 04/01/24 - 01/22/25	450	479
3.86%, 07/23/24	140	147
4.20%, 08/26/24	750	806
3.46%, 03/15/25	400	417
4.25%, 10/22/26	750	811
3.59%, 07/21/28	750	792
3.97%, 03/05/29	150	163
4.27%, 07/23/29	170	189
3.19%, 07/23/30 (b)	300	309
4.24%, 04/24/38	120	137
4.44%, 01/20/48 (f)	120	143
3.95%, 01/23/49	75	84
4.33%, 03/15/50	300	354
Bank of Montreal
1.90%, 08/27/21 (b)	300	299
2.90%, 03/26/22 (g)	400	407
3.80%, 12/15/32	300	311
Bank One Corporation
8.00%, 04/29/27	200	266
Barclays PLC
3.25%, 01/12/21	285	288
3.65%, 03/16/25	400	409
5.25%, 08/17/45	250	284
BB&T Corporation
2.50%, 08/01/24	325	328
Berkshire Hathaway Finance Corporation
4.25%, 01/15/21	300	309
4.30%, 05/15/43	200	236
4.20%, 08/15/48	135	158
Berkshire Hathaway Inc.
3.13%, 03/15/26 (b)	220	232
BlackRock, Inc.
3.38%, 06/01/22	200	208
BNP Paribas
5.00%, 01/15/21	400	414
4.25%, 10/15/24	250	265
BPCE
4.00%, 04/15/24	200	215
Branch Banking and Trust Company
3.63%, 09/16/25	500	533
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	297
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	264
Brookfield Financial, Inc.
3.90%, 01/25/28	150	157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Capital One Financial Corporation
3.50%, 06/15/23	550	573
4.20%, 10/29/25	500	533
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	510
4.35%, 11/03/45	150	184
Cincinnati Financial Corporation
6.13%, 11/01/34	100	136
Citigroup Inc.
2.13%, 10/20/20	500	500
2.90%, 12/08/21	250	254
4.50%, 01/14/22	750	788
2.75%, 04/25/22	500	507
4.05%, 07/30/22	400	419
5.50%, 09/13/25	300	340
3.20%, 10/21/26	780	805
3.89%, 01/10/28 (f)	160	171
3.67%, 07/24/28 (f)	450	476
4.13%, 07/25/28	250	269
4.08%, 04/23/29	115	125
6.63%, 06/15/32	300	394
5.88%, 01/30/42	489	667
4.28%, 04/24/48	60	71
4.65%, 07/23/48	140	171
CME Group Inc.
3.00%, 03/15/25	200	209
CNA Financial Corporation
5.75%, 08/15/21	200	212
CNOOC Limited
3.00%, 05/09/23	400	406
4.25%, 05/09/43	300	350
Cooperatieve Rabobank U.A.
4.50%, 01/11/21	500	516
4.38%, 08/04/25	500	539
5.25%, 08/04/45	250	315
Corporacion Andina de Fomento
4.38%, 06/15/22	750	789
Credit Suisse (USA), Inc.
3.00%, 10/29/21	500	508
3.63%, 09/09/24	250	264
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	306
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	220	224
3.95%, 02/27/23	500	507
Diamond Finance International Limited
4.42%, 06/15/21 (c)	530	546
6.02%, 06/15/26 (c)	425	478
8.10%, 07/15/36 (c)	145	185
8.35%, 07/15/46 (c)	120	158
Discover Bank
4.25%, 03/13/26	200	216
Fifth Third Bancorp
8.25%, 03/01/38	300	463
Fifth Third Bank
2.25%, 06/14/21	500	502
Ford Motor Credit Company LLC
3.81%, 10/12/21	300	304
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	500	499
3.37%, 11/15/25	500	510
4.42%, 11/15/35	350	368
General Electric Capital Corporation
4.38%, 09/16/20	550	559
3.45%, 05/15/24	350	360
6.88%, 01/10/39	300	398
General Motors Financial Company, Inc.
3.20%, 07/06/21	500	506
4.38%, 09/25/21	380	393
3.55%, 07/08/22	300	306
4.15%, 06/19/23	500	520
4.00%, 01/15/25	200	205
HSBC Holdings PLC
3.40%, 03/08/21	400	406
5.10%, 04/05/21	250	261
2.95%, 05/25/21	295	298
3.26%, 03/13/23 (f)	400	407
4.25%, 03/14/24	150	158
3.80%, 03/11/25 (g)	400	416
3.97%, 05/22/30	300	320
7.63%, 05/17/32	650	921
6.10%, 01/14/42	300	428
ING Groep N.V.
3.55%, 04/09/24	300	313
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	320
4.25%, 09/21/48	75	89
International Finance Corporation
2.00%, 10/24/22	500	504
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	433
Jefferies Group LLC
6.88%, 04/15/21	500	531
4.15%, 01/23/30	150	150
John Deere Capital Corporation
2.88%, 03/12/21	200	202
2.95%, 04/01/22	300	307
3.45%, 06/07/23 - 03/07/29	215	230
JPMorgan Chase & Co.
2.55%, 03/01/21	500	503
2.40%, 06/07/21	500	503
2.30%, 08/15/21 - 10/15/25	735	735
3.20%, 01/25/23	500	516
2.78%, 04/25/23	600	607
3.38%, 05/01/23	750	775
3.63%, 05/13/24	250	265
3.80%, 07/23/24	130	137
3.13%, 01/23/25	305	316
3.54%, 05/01/28	300	317
3.51%, 01/23/29	200	211
4.01%, 04/23/29	150	164
4.20%, 07/23/29	640	710
2.74%, 10/15/30	220	219
5.60%, 07/15/41	500	675
3.96%, 11/15/48	200	224
3.90%, 01/23/49	105	117
Lazard Group LLC
4.38%, 03/11/29	300	326
Lincoln National Corporation
4.00%, 09/01/23	500	530
Lloyds Bank PLC
6.38%, 01/21/21	200	211
Lloyds Banking Group PLC
4.65%, 03/24/26	500	527
LYB International Finance B.V.
5.25%, 07/15/43	300	342
M&T Bank Corporation
2.63%, 01/25/21	250	252
Markel Corporation
4.15%, 09/17/50	300	305
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	81
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	328
MetLife, Inc.
3.60%, 04/10/24	250	265
5.70%, 06/15/35	100	135
6.40%, 12/15/36	100	118
5.88%, 02/06/41	300	408
Mitsubishi UFJ Financial Group Inc
3.54%, 07/26/21	300	307
2.19%, 09/13/21	500	499
3.76%, 07/26/23	300	315
4.29%, 07/26/38	300	346
Mizuho Financial Group Inc
3.55%, 03/05/23	300	312
4.02%, 03/05/28 (b)	500	551
Morgan Stanley
5.75%, 01/25/21	400	419

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
3.13%, 01/23/23	150	154
3.75%, 02/25/23	300	314
3.70%, 10/23/24	100	106
4.00%, 07/23/25	750	809
6.25%, 08/09/26	200	242
4.35%, 09/08/26	650	704
3.63%, 01/20/27	600	634
6.38%, 07/24/42	300	437
4.38%, 01/22/47	200	234
National Australia Bank Limited
2.50%, 07/12/26	500	504
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	414
NatWest Markets PLC
6.13%, 12/15/22	200	216
Northern Trust Corporation
3.95%, 10/30/25	250	272
ORIX Corporation
3.70%, 07/18/27	200	214
PNC Bank, National Association
4.20%, 11/01/25	300	329
Prudential Financial, Inc.
3.50%, 05/15/24	500	531
5.20%, 03/15/44 (f)	250	261
4.60%, 05/15/44	150	170
3.91%, 12/07/47	313	336
3.70%, 03/13/51	300	311
Royal Bank of Canada
3.20%, 04/30/21	500	509
S&P Global Inc.
4.40%, 02/15/26	90	101
6.55%, 11/15/37	250	358
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	537
Shell International Finance B.V.
4.13%, 05/11/35	200	231
4.38%, 05/11/45	260	314
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	250	251
3.20%, 09/23/26	500	516
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	224
State Street Corporation
3.10%, 05/15/23	500	517
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	524
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	250	249
3.10%, 01/17/23	100	102
3.45%, 01/11/27	150	158
3.54%, 01/17/28	200	213
3.04%, 07/16/29	300	306
Swedbank AB
3.35%, 05/24/21	500	510
Synchrony Financial
4.25%, 08/15/24	250	264
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	205
The Allstate Corporation
3.15%, 06/15/23	400	415
The Bank of Nova Scotia
2.35%, 10/21/20	750	752
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	527
3.63%, 01/22/23	400	416
3.75%, 05/22/25	1,000	1,058
4.25%, 10/21/25	500	535
3.85%, 01/26/27	110	117
3.81%, 04/23/29	150	159
6.75%, 10/01/37	350	472
4.41%, 04/23/39	90	102
6.25%, 02/01/41	250	346
4.75%, 10/21/45	230	276
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	102
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	419
3.45%, 04/23/29	200	214
The Progressive Corporation
4.35%, 04/25/44	200	238
4.13%, 04/15/47	50	58
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (b) (f) (g)	200	203
3.88%, 09/12/23	300	310
4.27%, 03/22/25 (g)	400	419
The Toronto-Dominion Bank
2.50%, 12/14/20	350	352
2.55%, 01/25/21	200	201
The Travelers Companies, Inc.
6.38%, 03/15/33	200	280
4.00%, 05/30/47	100	115
Toyota Motor Credit Corporation
4.25%, 01/11/21	400	412
U.S. Bancorp
4.13%, 05/24/21	400	413
2.95%, 07/15/22	400	409
3.15%, 04/27/27	500	529
U.S. Bank National Association
2.05%, 10/23/20	400	400
2.80%, 01/27/25	500	516
Unum Group
4.50%, 12/15/49	300	288
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	199
Wells Fargo & Company
2.55%, 12/07/20	500	502
4.60%, 04/01/21	500	518
3.50%, 03/08/22	500	516
3.07%, 01/24/23	220	224
3.00%, 02/19/25 - 04/22/26	640	657
4.10%, 06/03/26	200	215
3.00%, 10/23/26	500	513
3.58%, 05/22/28 (f)	250	265
4.15%, 01/24/29 (b)	130	144
5.38%, 02/07/35	250	319
5.61%, 01/15/44	350	453
4.90%, 11/17/45	250	299
4.75%, 12/07/46	200	237
Wells Fargo Bank, National Association
2.60%, 01/15/21	250	252
Westpac Banking Corporation
2.00%, 08/19/21	350	349
2.75%, 01/11/23 (b)	200	204
2.85%, 05/13/26	90	93
2.70%, 08/19/26	250	256
3.40%, 01/25/28 (b)	200	216
4.11%, 07/24/34	500	521
4.42%, 07/24/39 (b)	50	55
Willis North America Inc.
3.88%, 09/15/49	300	294
ZLS Prestigia Ltd
4.75%, 08/01/28	200	223
		93,630
Health Care 2.9%
Abbott Laboratories
2.90%, 11/30/21	300	305
2.95%, 03/15/25	250	259
6.00%, 04/01/39	100	139
4.75%, 04/15/43	200	247
AbbVie Inc.
2.90%, 11/06/22	400	408
3.60%, 05/14/25	140	145
3.20%, 05/14/26	200	204
4.25%, 11/14/28	100	109
4.50%, 05/14/35	180	194
4.30%, 05/14/36	115	121
4.70%, 05/14/45	260	278

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
4.45%, 05/14/46	140	145
4.88%, 11/14/48	100	111
Actavis LLC
3.25%, 10/01/22	500	511
4.63%, 10/01/42	500	522
Aetna Inc.
3.50%, 11/15/24	200	208
6.63%, 06/15/36	150	195
4.13%, 11/15/42	200	202
Amgen Inc.
2.65%, 05/11/22	200	202
2.60%, 08/19/26	180	181
4.66%, 06/15/51	808	943
Anthem, Inc.
3.30%, 01/15/23	300	310
3.50%, 08/15/24	500	524
4.65%, 01/15/43	200	222
4.38%, 12/01/47	80	86
AstraZeneca PLC
2.38%, 11/16/20	145	145
3.38%, 11/16/25	115	121
6.45%, 09/15/37	250	353
4.38%, 11/16/45 - 08/17/48	130	153
Baxalta Incorporated
4.00%, 06/23/25	250	269
5.25%, 06/23/45	60	78
Becton, Dickinson and Company
3.25%, 11/12/20	350	354
3.73%, 12/15/24	193	204
Biogen Inc.
4.05%, 09/15/25	140	151
Boston Scientific Corporation
3.85%, 05/15/25	200	215
Bristol-Myers Squibb Company
2.00%, 08/01/22	300	300
2.90%, 07/26/24 (c)	270	279
3.40%, 07/26/29 (c)	240	257
4.13%, 06/15/39 (c)	100	114
3.25%, 08/01/42	300	299
4.25%, 10/26/49 (c)	190	221
Cardinal Health, Inc.
2.62%, 06/15/22	200	201
3.75%, 09/15/25	100	104
3.41%, 06/15/27	200	198
Celgene Corporation
3.95%, 10/15/20	300	305
3.25%, 02/20/23	60	62
3.88%, 08/15/25	220	237
3.90%, 02/20/28	200	219
4.63%, 05/15/44	250	297
4.35%, 11/15/47	70	82
4.55%, 02/20/48	90	109
Cigna Holding Company
3.40%, 09/17/21 (h)	70	72
4.00%, 02/15/22	500	518
3.75%, 07/15/23 (h)	170	178
4.13%, 11/15/25	120	129
4.38%, 10/15/28	210	230
4.80%, 08/15/38 (h)	120	135
3.88%, 10/15/47	60	59
4.90%, 12/15/48	160	183
CVS Health Corporation
3.50%, 07/20/22	500	516
3.70%, 03/09/23	400	416
4.10%, 03/25/25	400	427
2.88%, 06/01/26	200	200
4.30%, 03/25/28	620	673
3.25%, 08/15/29	100	101
5.13%, 07/20/45	200	227
5.05%, 03/25/48	470	535
Eli Lilly and Company
5.55%, 03/15/37	100	132
Express Scripts Holding Company
3.50%, 06/15/24	300	313
Gilead Sciences, Inc.
4.40%, 12/01/21	200	209
1.95%, 03/01/22	200	199
3.65%, 03/01/26	750	804
2.95%, 03/01/27	550	567
4.15%, 03/01/47	150	167
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	513
3.38%, 05/15/23	135	141
3.88%, 05/15/28	120	133
HCA Inc.
5.00%, 03/15/24	350	382
4.13%, 06/15/29	100	105
5.13%, 06/15/39	50	55
5.50%, 06/15/47	300	339
5.25%, 06/15/49	100	110
Humana Inc.
4.95%, 10/01/44	200	231
Johnson & Johnson
1.65%, 03/01/21	350	349
2.45%, 03/01/26	350	356
3.63%, 03/03/37	100	112
5.95%, 08/15/37	250	354
4.50%, 12/05/43	100	125
3.50%, 01/15/48	50	55
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	510
McKesson Corporation
2.85%, 03/15/23	500	506
4.88%, 03/15/44	60	66
Medtronic, Inc.
3.50%, 03/15/25	210	225
4.38%, 03/15/35	200	240
4.63%, 03/15/45	284	365
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	180
4.20%, 07/01/55	250	307
Merck & Co., Inc.
2.35%, 02/10/22	250	253
2.40%, 09/15/22	400	407
3.90%, 03/07/39	50	58
3.60%, 09/15/42	200	221
3.70%, 02/10/45	250	281
4.00%, 03/07/49	80	95
Mylan Inc
4.20%, 11/29/23	400	420
Mylan N.V.
5.25%, 06/15/46	85	90
Northwell Health, Inc.
3.98%, 11/01/46	500	539
Novartis Capital Corporation
4.40%, 05/06/44	200	247
Pfizer Inc.
1.95%, 06/03/21	185	185
2.75%, 06/03/26	475	492
6.60%, 12/01/28 (i)	50	66
4.40%, 05/15/44	650	781
4.20%, 09/15/48	50	59
4.00%, 03/15/49	65	75
Providence St. Joseph Health
3.74%, 10/01/47	350	385
Quest Diagnostics Incorporated
4.70%, 04/01/21	200	207
3.50%, 03/30/25	300	313
Stryker Corporation
3.50%, 03/15/26	250	266
4.10%, 04/01/43	200	224
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	345
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	257
5.30%, 02/01/44	200	255
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	289

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated
4.70%, 02/15/21	400	412
2.88%, 03/15/22	500	509
3.75%, 07/15/25 - 10/15/47	200	215
3.88%, 12/15/28	200	220
5.80%, 03/15/36	150	200
4.75%, 07/15/45	110	134
4.20%, 01/15/47	150	170
4.25%, 06/15/48	80	92
4.45%, 12/15/48	60	71
Wyeth LLC
5.95%, 04/01/37	250	342
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	204
3.55%, 04/01/25	200	210
Zoetis Inc.
3.45%, 11/13/20	500	506
		34,942
Energy 2.5%
Apache Corporation
4.75%, 04/15/43	200	191
Baker Hughes, a GE Company, LLC
3.20%, 08/15/21	75	76
2.77%, 12/15/22	500	508
3.34%, 12/15/27	400	410
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	204
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	205
3.81%, 02/10/24	500	532
3.28%, 09/19/27	90	95
Burlington Resources Finance Co
7.20%, 08/15/31	100	141
Canadian Natural Resources Limited
5.85%, 02/01/35	150	182
6.25%, 03/15/38	150	191
Cenovus Energy Inc.
5.40%, 06/15/47 (b)	250	280
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	200
Chevron Corporation
2.10%, 05/16/21	145	146
3.19%, 06/24/23	500	522
2.95%, 05/16/26	110	115
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	66
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	125
Concho Resources Inc.
4.30%, 08/15/28	250	270
4.88%, 10/01/47	45	51
Conoco Funding Company
7.25%, 10/15/31	75	106
ConocoPhillips
6.95%, 04/15/29	200	272
Continental Resources, Inc.
4.50%, 04/15/23	300	312
Devon Energy Corporation
5.85%, 12/15/25	57	68
Ecopetrol S.A.
4.13%, 01/16/25	250	264
Enable Midstream Partners, LP
3.90%, 05/15/24	200	204
4.95%, 05/15/28	300	312
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	285
Energy Transfer LP
4.75%, 01/15/26	350	379
4.95%, 06/15/28	650	715
7.50%, 07/01/38	200	258
6.50%, 02/01/42	150	180
6.00%, 06/15/48	50	59
Energy Transfer Operating, L.P.
6.25%, 04/15/49	90	109
Enterprise Products Operating LLC
3.70%, 02/15/26	350	372
6.88%, 03/01/33	25	34
6.45%, 09/01/40	100	134
4.45%, 02/15/43	150	164
4.95%, 10/15/54	300	351
EOG Resources, Inc.
2.63%, 03/15/23	200	203
3.15%, 04/01/25	200	209
Equinor ASA
3.15%, 01/23/22	200	205
3.70%, 03/01/24 (b)	200	214
3.95%, 05/15/43	300	340
Exxon Mobil Corporation
3.04%, 03/01/26	315	330
2.28%, 08/16/26	150	151
3.00%, 08/16/39	300	301
4.11%, 03/01/46	205	243
3.10%, 08/16/49	200	201
Halliburton Company
3.80%, 11/15/25	150	159
7.45%, 09/15/39	250	352
5.00%, 11/15/45	120	134
Hess Corporation
7.30%, 08/15/31	23	28
5.60%, 02/15/41	400	444
HollyFrontier Corporation
5.88%, 04/01/26	240	268
Husky Energy Inc.
4.40%, 04/15/29	200	211
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	310
5.00%, 03/01/43	300	326
5.40%, 09/01/44	250	286
Kinder Morgan, Inc.
5.30%, 12/01/34	350	402
Magellan Midstream Holdings GP, LLC
4.25%, 02/01/21	300	308
Marathon Petroleum Corporation
3.80%, 04/01/28	200	208
6.50%, 03/01/41	300	375
MPLX LP
4.88%, 06/01/25	250	275
4.50%, 04/15/38	105	109
5.20%, 03/01/47	60	66
5.50%, 02/15/49	80	93
4.90%, 04/15/58	110	113
National Oilwell Varco, Inc.
2.60%, 12/01/22	80	80
Newfield Exploration Company
5.75%, 01/30/22	200	214
Noble Energy, Inc.
3.90%, 11/15/24	35	37
Occidental Petroleum Corporation
6.95%, 07/01/24	230	270
3.40%, 04/15/26	500	511
3.20%, 08/15/26	560	564
6.45%, 09/15/36	250	308
4.50%, 07/15/44	200	204
4.63%, 06/15/45	100	103
4.10%, 02/15/47	150	146
4.40%, 08/15/49	500	517
Oneok Partners, L.P.
3.38%, 10/01/22	250	256
6.65%, 10/01/36	150	187
ONEOK, Inc.
7.50%, 09/01/23	200	234
4.00%, 07/13/27	200	209
4.55%, 07/15/28	50	54
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	147
Petroleos Mexicanos
5.50%, 01/21/21 - 06/27/44	1,200	1,148
6.88%, 08/04/26	300	323
6.50%, 03/13/27	330	343

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
5.35%, 02/12/28	195	187
6.84%, 01/23/30 (c)	400	414
6.75%, 09/21/47	270	259
7.69%, 01/23/50 (c)	200	209
Phillips 66
4.30%, 04/01/22	500	527
4.65%, 11/15/34	250	289
Phillips 66 Partners LP
4.90%, 10/01/46	150	169
Pioneer Natural Resources Company
3.95%, 07/15/22	200	208
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	182
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	334
5.00%, 03/15/27	100	110
4.20%, 03/15/28	300	318
Shell International Finance B.V.
1.88%, 05/10/21	275	275
3.25%, 05/11/25	230	244
6.38%, 12/15/38	200	292
4.00%, 05/10/46	155	179
Suncor Energy Inc.
4.00%, 11/15/47 (b)	340	364
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	306
5.40%, 10/01/47	90	98
Total Capital Canada Ltd.
2.75%, 07/15/23	300	308
Total Capital International
3.46%, 07/12/49	50	53
TransCanada PipeLines Limited
3.80%, 10/01/20	400	407
4.88%, 01/15/26 (b)	350	392
6.20%, 10/15/37 (b)	100	129
5.00%, 10/16/43	150	173
4.88%, 05/15/48	60	70
Valero Energy Corporation
3.65%, 03/15/25	250	263
Valero Energy Partners LP
4.38%, 12/15/26	200	216
Williams Partners L.P.
4.00%, 09/15/25	350	370
3.75%, 06/15/27	300	310
6.30%, 04/15/40	200	245
		29,707
Information Technology 2.2%
Analog Devices, Inc.
2.95%, 01/12/21	300	303
Apple Inc.
2.85%, 05/06/21	300	305
2.50%, 02/09/22	200	203
2.30%, 05/11/22	160	162
1.70%, 09/11/22 (b)	300	299
2.40%, 05/03/23	650	661
3.45%, 05/06/24	400	426
1.80%, 09/11/24	135	134
2.45%, 08/04/26	320	325
3.35%, 02/09/27	400	428
3.20%, 05/11/27	150	159
3.00%, 11/13/27	620	651
2.20%, 09/11/29	300	294
4.65%, 02/23/46	300	378
4.25%, 02/09/47	60	72
3.75%, 09/12/47 - 11/13/47	160	179
2.95%, 09/11/49	300	293
Applied Materials, Inc.
3.90%, 10/01/25	350	381
Autodesk, Inc.
4.38%, 06/15/25	500	542
Broadcom Corporation
2.65%, 01/15/23	300	300
3.13%, 01/15/25	300	298
3.88%, 01/15/27	330	331
3.50%, 01/15/28	300	293
Broadcom Inc.
4.75%, 04/15/29 (c)	200	211
CA, Inc.
3.60%, 08/15/22	500	510
Cisco Systems, Inc.
2.90%, 03/04/21	500	507
1.85%, 09/20/21	400	400
3.00%, 06/15/22	100	103
3.50%, 06/15/25	100	108
2.50%, 09/20/26	400	412
Corning Incorporated
5.75%, 08/15/40	95	118
4.38%, 11/15/57	40	42
DXC Technology Company
4.75%, 04/15/27	30	31
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	110
5.00%, 10/15/25	20	23
Fiserv, Inc.
2.75%, 07/01/24	190	193
3.50%, 07/01/29	190	200
4.40%, 07/01/49	100	112
Harris Corporation
4.95%, 02/15/21 (c)	500	515
Hewlett Packard Enterprise Company
3.60%, 10/15/20	270	274
4.90%, 10/15/25	180	200
6.35%, 10/15/45	90	105
HP Inc.
4.30%, 06/01/21	200	207
4.05%, 09/15/22	300	316
Intel Corporation
2.70%, 12/15/22	200	205
2.88%, 05/11/24	100	104
3.70%, 07/29/25	500	542
3.15%, 05/11/27 (b)	150	160
4.25%, 12/15/42	200	237
4.10%, 05/11/47	150	176
3.73%, 12/08/47	120	134
International Business Machines Corporation
2.25%, 02/19/21	245	246
3.00%, 05/15/24	300	311
7.00%, 10/30/25	200	251
3.45%, 02/19/26	135	143
3.50%, 05/15/29	210	226
5.88%, 11/29/32	100	133
4.15%, 05/15/39	100	114
4.00%, 06/20/42	200	221
4.25%, 05/15/49	150	173
Jabil Inc.
4.70%, 09/15/22	300	316
Juniper Networks, Inc.
4.35%, 06/15/25	200	213
Keysight Technologies, Inc.
4.55%, 10/30/24	300	324
Microsoft Corporation
2.40%, 02/06/22	240	243
2.38%, 02/12/22	400	405
3.13%, 11/03/25	680	722
3.30%, 02/06/27	450	485
4.20%, 11/03/35	210	252
5.30%, 02/08/41	200	277
4.45%, 11/03/45	177	224
4.75%, 11/03/55	60	81
3.95%, 08/08/56	635	751
4.50%, 02/06/57	240	313
NXP B.V.
5.55%, 12/01/28 (c)	100	116
Oracle Corporation
2.50%, 05/15/22	500	506
2.63%, 02/15/23	200	204
3.63%, 07/15/23	400	423
2.65%, 07/15/26	500	511
3.25%, 11/15/27	210	223

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
3.90%, 05/15/35	350	390
3.80%, 11/15/37	200	219
4.50%, 07/08/44	200	238
4.13%, 05/15/45	200	226
4.38%, 05/15/55	160	189
Paypal Holdings, Inc.
2.20%, 09/26/22	250	251
2.85%, 10/01/29	100	101
Qualcomm Incorporated
3.45%, 05/20/25	150	159
3.25%, 05/20/27	300	314
4.65%, 05/20/35	60	71
4.80%, 05/20/45	90	107
Seagate HDD Cayman
5.75%, 12/01/34	250	254
Texas Instruments Incorporated
4.15%, 05/15/48	75	92
Total System Services, Inc.
3.80%, 04/01/21	500	511
Visa Inc.
2.20%, 12/14/20	315	316
3.15%, 12/14/25	305	325
4.15%, 12/14/35	115	138
4.30%, 12/14/45	205	254
3.65%, 09/15/47	45	51
		26,285
Communication Services 2.0%
Alphabet Inc.
2.00%, 08/15/26	300	300
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	136
4.38%, 07/16/42	200	227
AT&T Inc.
2.80%, 02/17/21	535	539
3.40%, 06/15/22 (i)	500	515
3.00%, 06/30/22	150	153
3.40%, 05/15/25	200	209
2.95%, 07/15/26	500	506
4.25%, 03/01/27	170	185
4.35%, 03/01/29 - 06/15/45	655	697
4.50%, 05/15/35 - 03/09/48	1,606	1,744
6.35%, 03/15/40	300	386
4.85%, 07/15/45	90	101
4.75%, 05/15/46	200	222
5.65%, 02/15/47	160	198
5.70%, 03/01/57	170	213
British Telecommunications Public Limited Company
9.13%, 12/15/30 (i)	250	381
CBS Corporation
4.00%, 01/15/26	500	532
4.85%, 07/01/42	150	166
Charter Communications Operating, LLC
4.91%, 07/23/25	640	703
6.48%, 10/23/45	210	256
5.75%, 04/01/48	100	114
Comcast Corporation
2.75%, 03/01/23	50	51
3.70%, 04/15/24	285	304
3.38%, 08/15/25	290	307
4.15%, 10/15/28	350	392
4.20%, 08/15/34	500	572
6.50%, 11/15/35	100	140
6.95%, 08/15/37	250	369
3.90%, 03/01/38	70	77
4.75%, 03/01/44	300	365
4.00%, 08/15/47 - 03/01/48	110	121
4.70%, 10/15/48	365	447
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (i)	300	443
Discovery Communications, LLC
3.95%, 03/20/28	105	109
5.00%, 09/20/37	150	161
6.35%, 06/01/40	100	121
5.20%, 09/20/47	75	82
Fox Corporation
5.48%, 01/25/39 (c)	65	80
5.58%, 01/25/49 (c)	80	101
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	117
NBCUniversal Media, LLC
4.38%, 04/01/21	500	518
6.40%, 04/30/40	250	353
Orange SA
5.38%, 01/13/42	100	128
5.50%, 02/06/44	300	398
Rogers Communications Inc.
3.63%, 12/15/25	300	319
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	383
6.75%, 06/15/39	300	367
Telefonica Europe B.V.
8.25%, 09/15/30	500	726
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	268
TWDC Enterprise 18 Corp.
4.50%, 02/15/21 (c)	400	414
2.75%, 08/16/21 - 09/01/49	525	521
3.00%, 09/15/22 (c)	350	361
1.75%, 08/30/24	150	148
2.00%, 09/01/29	225	219
7.00%, 03/01/32	50	74
6.20%, 12/15/34 (c)	50	71
Verizon Communications Inc.
3.13%, 03/16/22	135	139
5.15%, 09/15/23	250	279
3.38%, 02/15/25	223	235
4.13%, 03/16/27	300	331
4.33%, 09/21/28	400	453
4.02%, 12/03/29	982	1,093
4.50%, 08/10/33	180	210
5.25%, 03/16/37	195	242
4.86%, 08/21/46	850	1,042
5.01%, 04/15/49 - 08/21/54	560	704
Viacom Inc.
3.88%, 04/01/24	156	164
7.88%, 07/30/30	125	174
4.38%, 03/15/43	300	310
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	243
7.88%, 02/15/30	200	275
5.00%, 05/30/38	60	68
5.25%, 05/30/48	175	203
4.25%, 09/17/50	75	77
5.13%, 06/19/59	110	125
		24,477
Industrials 1.8%
3M Company
2.00%, 06/26/22 - 02/14/25	595	593
2.38%, 08/26/29	690	685
Air Lease Corporation
2.50%, 03/01/21	300	301
3.25%, 03/01/25	300	305
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	306
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	500	514
6.15%, 05/01/37	100	140
5.75%, 05/01/40	400	538
Canadian National Railway Company
3.65%, 02/03/48	300	333
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	133
Caterpillar Inc.
3.90%, 05/27/21	300	309
3.40%, 05/15/24	500	527
4.30%, 05/15/44	300	360
CSX Corporation
3.70%, 11/01/23	200	211

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
3.80%, 03/01/28	300	327
5.50%, 04/15/41	205	258
4.30%, 03/01/48	50	56
3.95%, 05/01/50	300	321
Deere & Company
2.60%, 06/08/22	400	406
3.90%, 06/09/42	200	230
Dover Corporation
5.38%, 03/01/41	150	187
Eaton Corporation
4.15%, 11/02/42	100	111
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	720
FedEx Corporation
3.20%, 02/01/25	350	361
3.25%, 04/01/26	300	309
3.88%, 08/01/42	200	193
4.55%, 04/01/46	300	314
General Electric Company
2.70%, 10/09/22	250	251
Harris Corporation
3.83%, 04/27/25	250	267
5.05%, 04/27/45	250	314
Honeywell International Inc.
3.81%, 11/21/47	300	346
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	208
3.80%, 03/21/29	200	213
4.50%, 03/21/49	200	228
Kennametal Inc.
4.63%, 06/15/28	100	106
LATAM Airlines Group S.A.
4.20%, 11/15/27	279	284
Lockheed Martin Corporation
2.50%, 11/23/20	225	226
3.55%, 01/15/26	200	214
4.50%, 05/15/36	105	125
4.07%, 12/15/42	243	280
4.09%, 09/15/52	107	126
Massachusetts Institute of Technology
4.68%, 07/01/14	250	350
Norfolk Southern Corporation
2.90%, 02/15/23	79	81
3.85%, 01/15/24	200	213
4.84%, 10/01/41	224	270
Northrop Grumman Corporation
3.25%, 01/15/28	150	157
4.75%, 06/01/43	155	190
3.85%, 04/15/45	250	274
Parker-Hannifin Corporation
4.00%, 06/14/49	40	44
Precision Castparts Corp.
2.50%, 01/15/23	300	305
Raytheon Company
3.13%, 10/15/20	500	506
Republic Services, Inc.
3.55%, 06/01/22	490	507
Rockwell Collins, Inc.
2.80%, 03/15/22	200	203
4.80%, 12/15/43	25	30
Snap-on Incorporated
3.25%, 03/01/27	500	527
Stanley Black & Decker, Inc.
3.40%, 12/01/21	150	153
The Boeing Company
2.70%, 02/01/27	125	128
2.95%, 02/01/30	125	129
5.88%, 02/15/40	25	34
3.90%, 05/01/49	40	44
3.75%, 02/01/50	125	135
3.95%, 08/01/59	125	137
Union Pacific Corporation
3.95%, 09/10/28	100	110
4.82%, 02/01/44	332	399
4.30%, 03/01/49	50	58
4.80%, 09/10/58	105	128
United Parcel Service, Inc.
6.20%, 01/15/38	350	491
3.75%, 11/15/47	70	75
United Technologies Corporation
2.30%, 05/04/22	200	201
3.65%, 08/16/23	210	222
3.13%, 05/04/27	400	420
6.70%, 08/01/28	50	65
4.13%, 11/16/28	595	674
4.50%, 06/01/42	300	359
4.05%, 05/04/47	200	230
4.63%, 11/16/48	90	113
W. W. Grainger, Inc.
4.60%, 06/15/45	200	235
Waste Management, Inc.
2.90%, 09/15/22	200	204
4.15%, 07/15/49	50	58
Xylem Inc.
4.88%, 10/01/21	10	11
ZLS Prestigia Ltd
3.63%, 05/01/24	223	231
		20,937
Utilities 1.7%
AEP Texas Inc.
2.40%, 10/01/22	300	302
Alabama Power Company
6.00%, 03/01/39	250	352
4.30%, 01/02/46	250	293
3.70%, 12/01/47	200	215
Ameren Illinois Company
3.25%, 03/01/25	250	263
3.70%, 12/01/47	300	326
Arizona Public Service Company
4.50%, 04/01/42	100	117
Atmos Energy Corporation
4.13%, 10/15/44	300	343
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	167
Berkshire Hathaway Energy Company
2.38%, 01/15/21	100	100
2.80%, 01/15/23	200	204
3.25%, 04/15/28	200	211
3.80%, 07/15/48	100	108
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	200
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	392
5.70%, 06/15/40	100	135
3.88%, 06/15/47	300	327
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	209
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	267
Dominion Energy, Inc.
2.85%, 08/15/26	350	353
7.00%, 06/15/38	200	281
DTE Electric Company
3.38%, 03/01/25	200	211
Duke Energy Corporation
1.80%, 09/01/21	350	348
5.30%, 02/15/40	300	391
3.70%, 12/01/47	200	216
Duke Energy Florida, LLC
3.40%, 10/01/46	60	62
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	340
Duke Energy Progress, LLC
4.20%, 08/15/45	250	288
Entergy Arkansas, LLC.
3.75%, 02/15/21	400	406

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Eversource Energy
2.50%, 03/15/21	200	201
3.80%, 12/01/23	100	106
2.90%, 10/01/24	300	307
3.30%, 01/15/28	200	208
Exelon Corporation
3.95%, 06/15/25	150	161
4.95%, 06/15/35	250	293
Exelon Generation Company, LLC
4.25%, 06/15/22	375	392
FirstEnergy Corp.
4.85%, 07/15/47 (j)	250	298
Florida Power & Light Company
3.70%, 12/01/47	40	44
4.13%, 06/01/48	300	356
Great Plains Energy Incorporated
4.85%, 06/01/21	250	259
Iberdrola International B.V.
6.75%, 07/15/36	150	208
Kentucky Utilities Company
5.13%, 11/01/40	300	381
LG&E and KU Energy LLC
3.75%, 11/15/20	300	304
MidAmerican Energy Company
3.50%, 10/15/24	200	213
6.75%, 12/30/31	50	70
National Fuel Gas Company
3.95%, 09/15/27 (j)	301	308
NiSource Finance Corp.
3.49%, 05/15/27	200	210
5.95%, 06/15/41	250	321
4.38%, 05/15/47	200	224
Northern States Power Company
2.15%, 08/15/22	200	201
4.13%, 05/15/44	500	582
NorthWestern Corporation
4.18%, 11/15/44	150	169
NSTAR Electric Company
3.20%, 05/15/27	200	210
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	190
5.25%, 09/30/40	200	261
3.80%, 09/30/47	200	224
PacifiCorp
2.95%, 06/01/23	300	308
6.25%, 10/15/37	200	281
PECO Energy Company
4.15%, 10/01/44	250	290
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	226
3.00%, 10/01/49	250	242
Progress Energy, Inc.
7.75%, 03/01/31	300	427
PSEG Power LLC
8.63%, 04/15/31	75	106
Public Service Electric and Gas Company
3.00%, 05/15/27	200	209
5.50%, 03/01/40	200	267
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	268
3.25%, 09/15/49	170	170
San Diego Gas & Electric Company
2.50%, 05/15/26	250	250
Sempra Energy
4.00%, 02/01/48	50	53
Southern California Edison Company
6.00%, 01/15/34	75	94
5.63%, 02/01/36	195	238
5.95%, 02/01/38	100	128
4.05%, 03/15/42	200	213
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	319
The Southern Company
4.25%, 07/01/36	250	271
4.40%, 07/01/46	400	447
Union Electric Company
3.65%, 04/15/45	350	374
Virginia Electric and Power Company
6.00%, 05/15/37	200	269
4.45%, 02/15/44	100	118
4.00%, 11/15/46	300	335
Washington Gas Light Company
3.80%, 09/15/46	200	207
WEC Energy Group Inc.
3.55%, 06/15/25	60	64
		20,346
Consumer Staples 1.7%
Altria Group, Inc.
2.85%, 08/09/22	500	506
4.80%, 02/14/29	180	197
5.80%, 02/14/39	110	127
4.50%, 05/02/43	200	200
6.20%, 02/14/59	145	170
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,044
4.70%, 02/01/36	482	556
4.90%, 02/01/46	300	357
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	300	304
4.75%, 01/23/29	280	326
4.44%, 10/06/48	662	747
5.80%, 01/23/59	295	400
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	303
4.02%, 04/16/43	250	290
BAT Capital Corp.
2.76%, 08/15/22	310	313
3.22%, 09/06/26	250	248
4.39%, 08/15/37	150	146
4.54%, 08/15/47	150	143
Campbell Soup Company
4.25%, 04/15/21	300	309
4.15%, 03/15/28	300	323
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	206
3.95%, 08/01/47	200	215
Coca-Cola FEMSA, S.A.B. de C.V.
3.88%, 11/26/23	200	212
Conagra Brands, Inc.
5.30%, 11/01/38	55	64
5.40%, 11/01/48	55	65
Constellation Brands, Inc.
2.25%, 11/06/20	200	200
Costco Wholesale Corporation
3.00%, 05/18/27	80	85
General Mills, Inc.
3.65%, 02/15/24	303	319
4.20%, 04/17/28 (b)	105	117
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	116
H. J. Heinz Finance Company
6.75%, 03/15/32	500	612
Kellogg Company
4.00%, 12/15/20	21	21
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	217
4.60%, 05/25/28	300	337
Kraft Foods Group, Inc.
5.00%, 06/04/42	200	206
Kraft Heinz Foods Company
3.75%, 04/01/30 (c)	250	252
4.63%, 10/01/39 (c)	250	251
5.20%, 07/15/45	80	84
4.88%, 10/01/49 (c)	250	252
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	244
Molson Coors Brewing Company
3.00%, 07/15/26	500	505

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
PepsiCo, Inc.
3.10%, 07/17/22	500	516
3.00%, 10/15/27	500	529
4.45%, 04/14/46	180	224
3.45%, 10/06/46	90	97
Philip Morris International Inc.
2.90%, 11/15/21	300	305
2.50%, 11/02/22	200	202
4.38%, 11/15/41	300	330
Reynolds American Inc.
4.85%, 09/15/23	150	161
5.70%, 08/15/35	100	112
5.85%, 08/15/45	210	233
Sysco Corporation
2.60%, 06/12/22	500	505
The Clorox Company
3.80%, 11/15/21	250	258
The Coca-Cola Company
3.15%, 11/15/20	300	304
1.75%, 09/06/24	250	247
2.13%, 09/06/29	250	245
The J. M. Smucker Company
3.50%, 03/15/25	300	315
3.38%, 12/15/27 (b)	250	263
The Kroger Co.
7.50%, 04/01/31	150	203
The Procter & Gamble Company
2.30%, 02/06/22	500	507
Tyson Foods, Inc.
5.15%, 08/15/44	200	239
Unilever Capital Corporation
2.75%, 03/22/21	200	202
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	211
4.50%, 11/18/34	200	212
Walmart Inc.
3.40%, 06/26/23	500	526
2.85%, 07/08/24	125	130
2.65%, 12/15/24	300	309
3.70%, 06/26/28	185	205
3.25%, 07/08/29	485	524
3.63%, 12/15/47	300	337
2.95%, 09/24/49	230	231
		20,271
Consumer Discretionary 1.3%
Alibaba Group Holding Limited
3.13%, 11/28/21	210	213
4.50%, 11/28/34	300	343
Amazon.com, Inc.
2.50%, 11/29/22	200	204
3.15%, 08/22/27	740	786
3.88%, 08/22/37	170	195
4.25%, 08/22/57	320	398
AutoZone, Inc.
3.25%, 04/15/25	350	362
3.75%, 06/01/27	200	213
BorgWarner Inc.
4.38%, 03/15/45	200	206
California Institute of Technology
4.32%, 08/01/45	40	51
Carnival Corporation
3.95%, 10/15/20	200	204
Discovery Communications, LLC
3.50%, 06/15/22	250	256
Dollar General Corporation
3.25%, 04/15/23	250	258
Dollar Tree, Inc.
4.20%, 05/15/28	90	97
Ford Motor Company
4.35%, 12/08/26 (b)	200	201
7.45%, 07/16/31	300	344
5.29%, 12/08/46	200	185
General Motors Company
5.00%, 04/01/35	200	201
5.15%, 04/01/38	70	71
5.40%, 04/01/48	190	191
GLP Financing, LLC
4.38%, 04/15/21	300	308
5.38%, 04/15/26	150	165
5.75%, 06/01/28	300	341
Grupo Televisa S.A.B.
5.00%, 05/13/45	300	319
Hasbro, Inc.
6.35%, 03/15/40	300	354
Kohl's Corporation
4.25%, 07/17/25 (b)	500	529
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	215
Lowe`s Companies, Inc.
3.65%, 04/05/29	75	80
4.38%, 09/15/45	150	165
4.55%, 04/05/49	375	433
Marriott International, Inc.
3.13%, 10/15/21 - 06/15/26	800	813
McDonald's Corporation
2.75%, 12/09/20	230	232
3.70%, 01/30/26	175	188
6.30%, 03/01/38	200	273
4.88%, 12/09/45	165	200
3.63%, 09/01/49	200	203
NIKE, Inc.
2.25%, 05/01/23	200	203
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	25
Sands China Ltd.
4.60%, 08/08/23 (j)	400	423
5.13%, 08/08/25 (j)	400	440
Starbucks Corporation
2.70%, 06/15/22	225	229
4.00%, 11/15/28	200	223
4.50%, 11/15/48	200	232
4.45%, 08/15/49	50	58
Target Corporation
3.63%, 04/15/46	300	329
3.90%, 11/15/47	300	344
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	23
The Home Depot, Inc.
2.00%, 04/01/21	310	311
3.00%, 04/01/26	500	525
5.88%, 12/16/36	600	830
3.50%, 09/15/56	200	213
The TJX Companies, Inc.
2.75%, 06/15/21	200	203
Toyota Motor Corporation
3.42%, 07/20/23	200	211
3.67%, 07/20/28	200	222
University of Notre Dame du Lac
3.44%, 02/15/45	250	276
University of Southern California
3.03%, 10/01/39	450	464
5.25%, 10/01/11	20	30
		15,611
Materials 0.8%
Albemarle Corporation
5.45%, 12/01/44	150	170
ArcelorMittal
6.25%, 02/25/22 (i)	200	216
DuPont de Nemours, Inc
4.73%, 11/15/28	200	229
5.32%, 11/15/38	90	110
5.42%, 11/15/48	115	146
Eastman Chemical Company
3.80%, 03/15/25	189	198
4.65%, 10/15/44	200	217
Ecolab Inc.
5.50%, 12/08/41	150	201

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
FMC Corporation
3.20%, 10/01/26	300	303
3.45%, 10/01/29	300	304
4.50%, 10/01/49	300	312
International Paper Company
3.80%, 01/15/26	350	371
3.00%, 02/15/27 (b)	250	255
4.40%, 08/15/47 (b)	150	157
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	309
MOS Holdings Inc.
4.88%, 11/15/41	20	20
Newmont Goldcorp Corporation
3.63%, 06/09/21	300	305
5.88%, 04/01/35	200	256
Nucor Corporation
6.40%, 12/01/37	200	276
Nutrien Ltd.
3.63%, 03/15/24	500	523
3.38%, 03/15/25	350	362
Packaging Corporation of America
4.50%, 11/01/23	200	215
PPG Industries, Inc.
2.80%, 08/15/29	200	200
Praxair, Inc.
2.20%, 08/15/22	300	302
2.65%, 02/05/25	400	410
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	324
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	268
Southern Peru Copper Corporation (Sucursal Del Peru)
7.50%, 07/27/35	150	201
5.88%, 04/23/45	300	365
The Dow Chemical Company
5.25%, 11/15/41	200	229
4.63%, 10/01/44	250	267
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,046
4.50%, 06/01/47	70	79
Vale Overseas Ltd
6.88%, 11/21/36	400	506
		9,652
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	209
4.50%, 07/30/29	250	284
4.85%, 04/15/49	300	372
American Tower Corporation
3.50%, 01/31/23	500	518
3.80%, 08/15/29	90	96
AvalonBay Communities, Inc.
3.63%, 10/01/20	200	203
Boston Properties Limited Partnership
3.80%, 02/01/24	250	264
3.20%, 01/15/25	200	207
2.90%, 03/15/30	200	199
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	417
Crown Castle International Corp.
3.20%, 09/01/24	330	340
3.70%, 06/15/26	140	148
3.65%, 09/01/27	80	85
Duke Realty Limited Partnership
3.88%, 10/15/22	200	209
EPR Properties
4.50%, 04/01/25	200	211
ERP Operating Limited Partnership
2.50%, 02/15/30	200	197
Essex Portfolio, L.P.
3.88%, 05/01/24	200	211
Federal Realty Investment Trust
4.50%, 12/01/44	100	118
FMS Wertmanagement AoR
2.75%, 03/06/23	500	518
HCP, Inc.
6.75%, 02/01/41	200	281
KiMcO Realty Corporation
3.20%, 05/01/21	350	355
Liberty Property Limited Partnership
3.75%, 04/01/25	200	210
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	214
Office Properties Income Trust
4.00%, 07/15/22	200	204
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	268
Plum Creek Timberlands, L.P.
4.70%, 03/15/21	200	206
ProLogis, L.P.
3.75%, 11/01/25	500	545
Realty Income Corporation
4.13%, 10/15/26	250	275
Simon Property Group, L.P.
3.38%, 03/15/22	400	412
3.30%, 01/15/26	500	523
4.25%, 11/30/46	200	231
3.25%, 09/13/49	65	63
Store Capital Corporation
4.50%, 03/15/28	200	216
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	261
Weingarten Realty Investors
3.38%, 10/15/22	100	102
Welltower Inc.
4.95%, 09/01/48	150	181
Weyerhaeuser Company
7.38%, 03/15/32	200	280
		9,633
Total Corporate Bonds And Notes (cost $285,798)		305,491
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,000	1,103
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,516
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,023
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	1,000
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,343
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	500
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	304
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	533
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	747
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	698
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	478	506
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	531
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	423
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	518
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,045
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	206	227
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	642
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,013

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	997	1,027
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	536
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	211	214
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	532
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	528
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,041
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	350	357
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	509
United Airlines Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	155	163
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	188	203
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	172	180
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	509
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,129
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	321
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	531
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	700	710
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,582)		22,162
SHORT TERM INVESTMENTS 6.5%
Investment Companies 5.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (k) (l)	66,032	66,032
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (k) (l)	11,423	11,423
Total Short Term Investments (cost $77,455)		77,455
Total Investments 105.9% (cost $1,219,724)		1,267,767
Total Forward Sales Commitments (0.1)% (proceeds $1,499)		(1,486)
Other Assets and Liabilities, Net (5.8)%		(68,946)
Total Net Assets 100.0%		1,197,335

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $63,056.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $6,419 and 0.5% of the Fund.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Convertible security.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/32 (a)	(100)	(103)
TBA, 5.50%, 10/15/44 (a)	(100)	(108)
TBA, 5.00%, 10/15/47 (a)	(50)	(54)
Government National Mortgage Association
TBA, 5.00%, 10/15/46 (a)	(300)	(320)
TBA, 5.50%, 10/15/47 (a)	(850)	(901)
Total Government And Agency Obligations (proceeds $1,499)		(1,486)
Total Forward Sales Commitments (0.1%) (proceeds $1,499)		(1,486)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,499.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.4%
Consumer Staples 99.2%
Altria Group, Inc.	118	4,823
Archer-Daniels-Midland Company	35	1,448
Avon Products, Inc. (a)	28	123
B&G Foods, Inc. (b)	4	81
BJ's Wholesale Club Holdings, Inc. (a)	7	189
Boston Beer Co. Inc. - Class A (a)	1	194
Brown-Forman Corp. - Class B	19	1,218
Bunge Limited	9	501
Calavo Growers Inc.	1	104
Cal-Maine Foods Inc.	2	80
Campbell Soup Co.	10	485
Casey's General Stores Inc.	2	373
Central Garden & Pet Co. (a) (b)	1	19
Central Garden & Pet Co. - Class A (a)	3	72
Chefs' Warehouse Inc. (a)	2	64
Church & Dwight Co. Inc.	15	1,167
Clorox Co.	8	1,218
Coca-Cola Co.	255	13,898
Coca-Cola Consolidated Inc.	—	91
Colgate-Palmolive Co.	51	3,779
ConAgra Brands Inc. (b)	31	939
Constellation Brands, Inc. - Class A	10	2,180
Costco Wholesale Corporation	28	7,983
Coty Inc. - Class A	18	195
Darling Ingredients Inc. (a)	11	202
Del Monte Fresh Produce Company	2	68
E.L.F. Beauty, Inc. (a)	2	29
Edgewell Personal Care Colombia S A S (a)	4	115
Energizer Holdings, Inc. (b)	4	182
Estee Lauder Cos. Inc. - Class A	14	2,744
Farmer Bros. Co. (a)	—	6
Flowers Foods Inc.	12	277
Freshpet Inc. (a)	2	100
General Mills Inc.	38	2,076
Hain Celestial Group Inc. (a) (b)	6	125
Hershey Co.	9	1,445
Hormel Foods Corp. (b)	18	807
Hostess Brands, Inc. - Class A (a)	7	105
Ingles Markets Inc. - Class A	1	28
Ingredion Inc.	4	341
Inter Parfums Inc.	1	79
J&J Snack Foods Corp.	1	178
JM Smucker Co.	7	784
John B. Sanfilippo & Son Inc.	—	47
Kellogg Co.	16	1,035
Kimberly-Clark Corp.	22	3,071
Kraft Heinz Foods Company	42	1,180
Lamb Weston Holdings Inc.	9	674
Lancaster Colony Corp.	1	170
Landec Corp. (a)	2	17
McCormick & Co. Inc.	8	1,205
Medifast, Inc.	1	75
MGPI Processing, Inc. (b)	1	40
Molson Coors Brewing Company - Class B	12	688
Mondelez International Inc. - Class A	91	5,022
Monster Beverage 1990 Corporation (a)	26	1,490
National Beverage Corp. (b)	1	32
Nu Skin Enterprises, Inc. - Class A	4	152
PepsiCo Inc.	88	12,107
Performance Food Group Company (a)	7	304
Philip Morris International Inc.	98	7,443
Pilgrim's Pride Corporation (a)	4	127
Post Holdings Inc. (a)	4	460
PriceSmart Inc.	1	106
Primo Water Operations, Inc. (a)	2	28
Procter & Gamble Co.	158	19,651
Rite Aid Corporation (a) (b)	3	24
Sanderson Farms Inc.	1	186
Seaboard Corp.	—	79
SpartanNash Co.	2	23
Spectrum Brands Legacy, Inc.	2	122
Sprouts Farmers Market, Inc. (a)	7	139
Sysco Corp.	31	2,438
The Andersons, Inc.	2	43
The Kroger Co.	51	1,309
The Simply Good Foods Company (a)	4	129
Tootsie Roll Industries Inc.	1	43
Treehouse Foods, Inc. (a) (b)	4	200
Turning Point Brands, Inc. (b)	1	17
Tyson Foods Inc. - Class A	19	1,598
United Natural Foods Inc. (a) (b)	3	37
Universal Corp.	2	85
US Foods Holding Corp. (a)	14	569
USANA Health Sciences, Inc. (a)	1	59
Vector Group Ltd. (b)	8	91
Village Super Market Inc. - Class A (b)	1	17
Walgreens Boots Alliance Inc.	49	2,703
Walmart Inc.	90	10,718
WD-40 Co.	1	163
Weis Markets Inc. (b)	1	39
		126,870
Health Care 0.2%
Herbalife Nutrition Ltd. (a)	7	255
Total Common Stocks (cost $116,922)		127,125
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	1,470	1,470
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	483	483
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	40	40
Total Short Term Investments (cost $1,993)		1,993
Total Investments 101.0% (cost $118,915)		129,118
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.0)%		(1,220)
Total Net Assets 100.0%		127,901

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	10	December 2019	607	3	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 94.9%
China 26.9%
360 Security Technology Inc. - Class A	8	27
3SBio Inc. (a) (b)	237	395
51job Inc. - ADR (a)	5	355
AAC Technologies Holdings Inc.	138	735
Aecc Aviation Power Co., Ltd. - Class A	3	10
Agile Group Holdings Limited	232	283
Agricultural Bank of China Limited - Class A	625	303
Aier Eye Hospital Group Co., Ltd	27	135
Air China Ltd. - Class A	7	8
Air China Ltd. - Class H	434	383
Aisino Corporation - Class A	3	8
Alibaba Group Holding Limited - ADS (a)	282	47,116
Alibaba Health Information Technology Limited (a) (c)	746	655
Alibaba Pictures Group Limited (a)	2,860	466
Aluminum Corporation of China Limited - Class A (a)	30	15
Aluminum Corporation of China Limited - Class H (a)	732	231
Angang Steel Company Limited	351	128
Angang Steel Company Limited - Class A	22	9
Anhui Conch Cement Company Limited - Class A	23	135
Anhui Conch Cement Company Limited - Class H	256	1,527
Anxin Trust Co., Ltd. - Class A (a)	45	30
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	7	75
Autohome Inc. - Class A - ADR (a) (c)	12	1,022
AVIC Aircraft Co., Ltd. - Class A	4	9
AVIC Capital - Class A	14	9
Avic Shenyang Aircraft Co., Ltd. - Class A (a)	2	10
BAIC Motor Corporation., Ltd - Class H (b)	259	160
Baidu, Inc. - Class A - ADR (a)	56	5,709
Bank of Beijing Co., Ltd. - Class A	152	114
Bank of Chengdu Co., Ltd.	89	102
Bank of China Limited - Class A	250	126
Bank of China Limited - Class H	15,690	6,178
Bank of Communications Co., Ltd. - Class A	404	309
Bank of Communications Co., Ltd. - Class H	1,738	1,135
Bank of Guiyang Co., Ltd. - Class A	77	92
Bank of Jiangsu Co.,Ltd. - Class A	128	120
Bank of Nanjing Co., Ltd. - Class A	105	126
Bank of Ningbo Co., Ltd. - Class A	39	138
Bank of Shanghai Co., Ltd. - Class A	104	137
Baoshan Iron & Steel Co., Ltd.	140	116
BBMG Corporation - Class A	21	10
BBMG Corporation - Class H	578	166
Beijing Capital International Airport Co. Ltd. - Class H	350	299
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	8
Beijing Enterprises Holdings Ltd.	100	460
Beijing Huaer Company Limited - Class A	72	86
Beijing Shiji IT Co., Ltd. - Class A	1	8
Beijing Tongrentang Co., Ltd. - Class A	2	6
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (a)	19	959
Bicycle Club Joint Venture, L.P.	31	134
BOE Technology Group Co., Ltd. - Class A	262	138
Brilliance China Automotive Holdings Ltd. (c)	550	592
BYD Company Limited - Class A	8	51
BYD Company Limited - Class H (c)	139	694
BYD Electronic (International) Company Limited (c)	166	249
Caitong Securities Co., Ltd.	74	104
Changjiang Securities Co., Ltd. - Class A	10	9
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	20
China Agri-Industries Holdings Limited	536	174
China Aoyuan Group Limited	208	236
China Avionics Systems Co., Ltd. - Class A	4	8
China CITIC Bank Corporation Limited - Class A	8	6
China CITIC Bank Corporation Limited - Class H	1,703	909
China Coal Energy Company Limited - Class H	272	111
China Communications Construction Company Limited - Class A	73	103
China Communications Construction Company Limited - Class H	852	667
China Conch Venture Holdings Limited	312	1,155
China Construction Bank Corporation - Class A	135	132
China Construction Bank Corporation - Class H	19,036	14,509
China Eastern Airlines Corporation Limited - Class A (a)	17	12
China Eastern Airlines Corporation Limited - Class H (a)	364	177
China Everbright Bank Company Limited - Class A	429	236
China Film Co., Ltd. - Class A	50	108
China First Capital Group Limited (a)	676	198
China Fortune Land Development Co., Ltd. - Class A	29	111
China Gezhouba Group Co., Ltd. - Class A	7	6
China Grand Automotive Services Group Co. Ltd. - Class A	203	109
China Hongqiao Group Limited	275	176
China Huarong Asset Management Co., Ltd. - Class H (b)	2,159	326
China Huishan Dairy Holdings Company Limited (a) (d) (e)	946	51
China International Capital Corporation (Hong Kong) Limited - Class H (b)	211	410
China International Marine Containers (Group) Co., Ltd. - Class A	6	9
China International Travel Service Company, Limited	20	266
China Life Insurance Company Limited - Class A	28	106
China Life Insurance Company Limited - Class H	1,489	3,452
China Literature Limited (a) (b) (c)	46	157
China Longyuan Power Group Corporation Limited - Class H	646	363
China Merchants Bank Co., Ltd. - Class A	184	894
China Merchants Holdings International Co. Ltd.	256	386
China Merchants Securities Co.,Ltd. - Class A	58	132
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	44	118
China Minsheng Banking Corp. , Ltd. - Class A	296	250
China Minsheng Banking Corp. , Ltd. - Class H	1,393	948
China Mobile Ltd.	1,218	10,105
China Molybdenum Co.,Ltd - Class A	131	67
China Molybdenum Co.,Ltd - Class H	686	228
China National Building Material Co., Ltd. - Class H	748	674
China National Chemical Engineering Co.,Ltd - Class A	9	8
China National Nuclear Power Co Ltd - Class A	149	111
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	5	7
China Oriental Group Co. Ltd.	220	76
China Pacific Insurance (Group) Co., Ltd. - Class A	51	248
China Pacific Insurance (Group) Co., Ltd. - Class H	518	1,908
China Petroleum & Chemical Corporation - Class A	166	117
China Petroleum & Chemical Corporation - Class H	5,012	2,982
China Railway Construction Co., Ltd. - Class A	69	91
China Railway Construction Co., Ltd. - Class H	418	458
China Railway Group Limited - Class A	214	180
China Railway Group Limited - Class H	687	418
China Railway Signal & Communication Corporation Limited - Class H (b)	383	237
China Reinsurance (Group) Corporation - Class H	899	146
China Resources Cement Holdings Limited	460	462
China Resources Pharmaceutical Group Limited (b)	258	243
China Shenhua Energy Company Limited - Class A	51	134
China Shenhua Energy Company Limited - Class H	640	1,287
China Shipbuilding Industry Corporation - Class A	157	121
China Shipbuilding Industry Group Power Co., Ltd. - Class A (a)	24	78
China South Publishing And Media Group Co., Ltd. - Class A	6	9
China Southern Airlines Co., Ltd. - Class A	125	115
China Southern Airlines Co., Ltd. - Class H (c)	272	165
China Spacesat Co., Ltd. - Class A	3	8
China State Construction Engineering Corporation Limited - Class A	442	336

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
China Telecom Corp. Ltd. - Class H	2,878	1,312
China Tower Corporation Limited (b)	8,294	1,892
China Traditional Chinese Medicine Holdings Co. Ltd.	464	214
China United Network Communications Corporation Limited	235	198
China Vanke Co., Ltd. - Class A	93	338
China Yangtze Power Co., Ltd. - Class A	193	493
China Zhongwang Holdings Limited	386	158
Chinese Universe Publishing and Media Co., Ltd - Class A	4	8
Chongqing Changan Automobile Company Limited - Class A	11	11
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	199
Chongqing Zhifei Biological Products Co.,Ltd.	18	121
CIFI Holdings (Group) Co. Ltd.	548	321
CITIC Guoan Information Industry Co., Ltd. - Class A (a)	81	41
CITIC Securities Company Limited - Class A	79	248
CITIC Securities Company Limited - Class H (c)	425	801
CNOOC Limited	3,560	5,436
Contemporary Amperex Technology Co., Limited	11	109
COSCO SHIPPING Development Co., Ltd. - Class A	73	25
Cosco Shipping Energy Transportation Co., Ltd.	214	95
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	23	15
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	651	232
COSCO Shipping Ports Ltd. (e)	354	283
Country Garden Holdings Company Limited	1,500	1,905
Country Garden Services Holdings Company Limited	231	668
CRRC Corporation Limited - Class A	225	230
CRRC Corporation Limited - Class H	806	564
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (a)	83	2,434
Dali Food Group Co., Ltd. (b)	374	230
Daqin Railway Co., Ltd. - Class A	112	119
Datang International Power Generation Co. Ltd. - Class H	780	161
DHC Software Co.,Ltd - Class A	5	5
Dong-E-E-Jiao Co., Ltd. - Class A	2	8
Dongfang Electric Corp. Ltd. - Class A	8	10
Dongfeng Motor Group Co., Ltd - Class H	558	531
Dongxing Securities Co., Ltd. - Class A	5	7
Dragon Delight Holdings Company Limited	256	366
East Money Information Co., Ltd.	60	124
ENN Energy Holdings Ltd.	152	1,583
Everbright Securities Company Limited - Class A	5	9
Fangda Carbon New Material Co., Ltd. - Class A (a)	4	6
Far East Horizon Limited	483	450
Financial Street Holdings Co., Ltd. - Class A	6	7
First Venture Securities Co., Ltd. - Class A	57	51
Foshan Haitian Flavoring & Food Co., Ltd - Class A	19	292
Fosun International Limited	509	633
Founder Securities Co., Ltd. - Class A	125	120
Foxconn Industrial Internet Co., Ltd. - Class A	10	20
Future Land Development Holdings Limited (c)	418	366
Fuyao Glass Industry Group Co., Ltd. - Class A	3	8
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	96	267
Ganfeng Lithium Co.,Ltd - Class A	12	37
GD Power Development Co.,Ltd.	30	10
GDS Holdings Ltd. - ADR (a) (c)	12	465
Geely Automobile Holdings Ltd.	1,017	1,730
Gemdale Corporation - Class A	67	109
GenScript Biotech Corporation (a) (c)	202	389
GF Securities Co., Ltd. - Class A (a)	8	14
GF Securities Co., Ltd. - Class H (a)	229	240
Giant Network Group Co., Ltd. - Class A	16	43
Goertek Inc. - Class A	59	145
Great Wall Motor Co. Ltd. - Class H	625	421
Gree Electric Appliances, Inc. of Zhuhai - Class A	32	253
Greenland Holding Group Co., Ltd - Class A	121	120
Greentown Services Group Co Ltd (f)	186	183
Guangdong Investment Ltd.	568	1,113
Guangdong Wens Foodstuff Group Co., Ltd.	45	236
Guangshen Railway Company Limited - Class A	165	71
Guangzhou Automobile Group Co., Ltd. - Class A	4	7
Guangzhou Automobile Group Co., Ltd. - Class H (c)	640	613
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	21	101
Guangzhou Haige Communications Group Incorporated Company - Class A	7	10
Guangzhou R&F Properties Co., Ltd. - Class H	184	278
Guosen Securities Co., Ltd. - Class A	59	101
Guotai Junan Securities Co., Ltd. - Class A	60	148
Guotai Junan Securities Co., Ltd. - Class H (b)	152	237
Haidilao International Holding Ltd. (b) (c)	67	289
Haier Smart Home Co., Ltd. - Class A	55	118
Hainan Sihuan Pharmaceutical Co., Ltd.	949	144
Haitian International Holdings Limited	109	225
Haitong Securities Co., Ltd. - Class A	72	143
Hangzhou Bank Co., Ltd. - Class A	8	9
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	86	386
Hangzhou Robam Appliances Co., Ltd. - Class A	14	53
Hangzhou Tigermed Consulting Co., Ltd	3	26
Hedy Holding Co., Ltd. - Class A	161	118
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	3	11
Hengan International Group Co. Ltd.	141	932
Hengli Petrochemical (Dalian) Co., Ltd.	65	135
Hengtong Optic-Electric Co., Ltd. - Class A	3	7
Hengyi Petrochemical Co. Ltd	59	108
Hithink Royalflush Information Network Co., Ltd	9	125
HLA Corp. , Ltd - Class A	28	32
Hua Hong Semiconductor Limited (b) (c)	91	182
Hua Xia Bank Co., Limited - Class A	115	119
Hua'an Securities Co., Ltd. - Class A	124	107
Huadian Power International Corp. Ltd. - Class H	382	145
Huadian Power International Corporation Limited - Class A	55	27
Huadong Medicine Co.,Ltd - Class A	3	9
Huaneng Power International, Inc. - Class A	18	15
Huaneng Power International, Inc. - Class H	746	359
Huaneng Renewables Corporation Limited - Class H (d) (e)	904	308
Huatai Securities Co.,Ltd. - Class A	61	162
Huatai Securities Co.,Ltd. - Class H	332	499
Huaxi Securities Co.,Ltd. - Class A	9	13
HUAYU Automotive Systems Co., Ltd. - Class A	37	122
Huazhu Group Limited - ADS	27	898
Hubei Energy Group Co., Ltd. - Class A	21	12
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	8	8
Hundsun Technologies Inc. - Class A	12	119
iFLYTEK CO.,LTD. - Class A (a)	26	114
Industrial and Commercial Bank of China Limited - Class A	454	351
Industrial and Commercial Bank of China Limited - Class H	12,899	8,646
Industrial Bank Co., Ltd. - Class A	180	443
Industrial Securities Co., Ltd. - Class A	13	11
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A	557	114
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. (a)	227	95
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	67	268
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	166
iQIYI, Inc. - ADS (a) (c)	26	418
JD.com, Inc. - Class A - ADR (a)	147	4,157
Jiangsu Expressway Co. Ltd. - Class H (e)	223	284
Jiangsu Hengrui Medicine Co., Ltd. - Class A	39	437
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	11	155
Jiangxi Copper Company Limited - Class A	45	90
Jiangxi Copper Company Limited - Class H	194	225
Jinduicheng Molybdenum Group Co., Ltd. - Class A	105	111
JINKE PROPERTY GROUP Co., Ltd. - Class A	12	11
Jointown Pharmaceutical Group Co., Ltd. - Class A	4	8
Kaisa Group Holdings Ltd. (c)	549	242

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kingdee International Software Group Co. Ltd.	506	534
Kweichow Moutai Co., Ltd. - Class A	11	1,803
KWG Group Holdings Limited	294	258
Lee & Man Paper Manufacturing Ltd.	203	110
Legend Holdings Corporation - Class H (b)	86	187
Lens Technology Co., Ltd	25	36
Lepu Medical Technology (Beijing) Co., Ltd.	31	109
Li Ning Company Limited	368	1,060
Liaoning Chengda Co., Ltd. - Class A (a)	19	35
LONGi Green Energy Technology Co., Ltd. - Class A	31	116
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	54	202
Luye Pharma Group Ltd (c)	155	111
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	12	147
Maanshan Iron & Steel Co. Ltd. (c)	284	107
Maanshan Iron & Steel Company Limited - Class A	60	22
Mango Excellent Media Co., Ltd. (a)	3	21
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	6	10
Meitu, Inc. (a) (b)	396	92
Meituan Dianping (a)	197	2,024
Metallurgical Corporation of China Ltd. - Class A	49	19
Metallurgical Corporation of China Ltd. - Class H	693	156
Midea Group Co., Ltd.	38	273
Momo Inc. - ADR	29	903
Muyuan Foods Co.,Ltd. - Class A	16	156
NARI Technology Co., Ltd.	53	151
NetEase, Inc. - ADR	14	3,721
New China Life Insurance Company Ltd. - Class A	16	111
New Hope Liuhe Co., Ltd. - Class A	51	123
New Oriental Education & Technology Group - ADR (a)	28	3,123
Nexteer Automotive Group Limited	209	176
Ninestar Corporation - Class A	9	38
Ningbo Zhoushan Port Group Co., Ltd.	188	98
NIO Inc - Class A - ADR (a) (c)	131	204
Noah Holdings Limited - Class A - ADS (a) (c)	7	213
Oceanwide Holdings Co., Ltd.	119	72
Offshore Oil Engineering Co.,Ltd. - Class A	8	6
OFILM Group Co Ltd - Class A (a)	21	35
OPPEIN Home Group Inc. - Class A	—	6
Orient Securities Company Limited - Class A	80	114
Oriental Pearl Group Co., Ltd. - Class A	7	9
Perfect World Co., Ltd. - Class A	17	66
PetroChina Company Limited - Class A	120	104
PetroChina Company Limited - Class H	4,215	2,166
Pinduoduo Inc. - ADR (a) (c)	37	1,200
Ping An Bank Co., Ltd. - Class A	154	337
Ping An Insurance (Group) Co of China Ltd - Class A	94	1,150
Ping An Insurance (Group) Co of China Ltd - Class H	1,111	12,806
Poly Real Estate (Group) Co., Ltd - Class A	91	181
Postal Savings Bank of China Co., Ltd. - Class H (f)	1,503	919
Power Construction Corporation of China - Class A	171	111
RiseSun Real Estate Development Co., Ltd. - Class A	6	7
Rongsheng Petrochemical Co., Ltd. - Class A	6	10
S.F. Holding Co., Ltd - Class A	26	144
SAIC Motor Corporation Limited - Class A	80	266
Sanan Optoelectronics Co., Ltd. - Class A	5	9
Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	2	9
SANY Heavy Industry Co., Ltd. - Class A	73	146
SDIC Capital Co., Ltd. - Class A	10	17
SDIC Power Holdings Co., Ltd. - Class A	94	119
Seazen Holdings Co Ltd - Class A	24	94
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	111
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	31	82
Shandong Gold Group Co., Ltd. - Class A	24	114
Shandong Haisteel International Trading Co., Ltd. - Class A	17	6
Shandong Linglong Tyre Co., Ltd.	3	10
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	366	379
Shanghai Baozun E-Commerce Limited - ADR (a) (c)	8	354
Shanghai Electric Group Company Limited - Class A	10	7
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	3	11
Shanghai Hyron Software Co.,Ltd. - Class A	118	55
Shanghai International Airport Co.Ltd.	6	64
Shanghai International Port(Group) Co.,Ltd - Class A	10	8
Shanghai Jiangong Tufang Construction Co., Ltd.	205	97
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	225	252
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	7
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	198	359
Shanghai Pudong Development Bank Co., Ltd. - Class A	253	419
Shanghai Tunnel Engineering Co., Ltd. - Class A	10	8
Shanghai Zhangjiang Hi-Tech Park Development Co. Ltd. - Class A	45	97
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	48
Shanxi Securities Co., Ltd. - Class A	10	10
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	65	53
Shenergy Company Limited - Class A	15	12
Shenwang Hongyuan Group Co., Ltd - Class A	188	126
Shenzhen Energy Group Co., Ltd. - Class A	16	13
Shenzhen Inovance technology Co., Ltd.	6	20
Shenzhen International Holdings Limited	187	361
Shenzhen Investment Ltd.	484	178
Shenzhen Kangtai Biological Products Co., Ltd.	7	70
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	5	140
SHENZHEN OVERSEAS CHINESE TOWN HOLDING COMPANY - Class A	117	115
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	24
Shenzhen Zhongjin Lingnan Nonfemet Co.,Ltd. - Class A	139	78
Shenzhou International Group Holdings Limited	150	1,962
Sichuan Chuantou Holding Stock Co., Ltd. - Class A	9	12
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	2	9
SINA Corporation (a)	11	443
Sinolink Securities Co., Ltd. - Class A	6	7
Sinopec Engineering (Group) Co., Ltd. - Class H	333	210
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	9
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	718	209
Sinopharm Group Co. Ltd. - Class H	246	772
SOHO China Limited	470	135
Songcheng Performance Development Co.,Ltd	36	139
Soochow Securities Co.,Ltd - Class A	9	12
Southwest Securities Co., Ltd.	155	98
Spring Airlines Co., Ltd. - Class A	2	10
Sun Art Retail Group Limited	499	509
Sunac China Holdings Limited	485	1,956
Suning.Com Co.,Ltd - Class A	82	118
Sunshine City Group Co., Ltd. - Class A	20	9
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10	28
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	68	87
TAL Education Group - ADS (a)	75	2,571
Tasly Pharmaceutical Group Co., Ltd. - Class A	3	5
TBEA Company Ltd. - Class A	13	11
TCL Corporation	29	14
Tencent Holdings Limited	1,132	47,691
Tencent Music Entertainment Group - Class A - ADR (a) (c)	15	197
Tianma Microelectronics Co., Ltd. - Class A	4	8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Tianqi Lithium Corporation	2	8
Tingyi Cayman Islands Holding Corp.	387	545
Tong Ren Tang Technologies Co. Ltd. - Class H	150	137
Tong Wei Co., Ltd. - Class A	37	67
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	3	8
Tongling nonferrous Metals Group Co.,Ltd - Class A	306	93
Transfar Zhilian Co., Ltd.	1	2
Travelsky Technology Ltd. - Class H	158	328
Tsingtao Brewery Co.,Ltd. - Class A	3	18
Tsingtao Brewery Co.,Ltd. - Class H	86	520
Tunghsu Optoelectronic Technology Co.,Ltd. - Class A	8	7
Tus Environmental Science And Technology Development Co Ltd - Class A	47	62
Unisplendour Co., Ltd. - Class A	9	39
Vipshop (China) Co., Ltd. - ADR (a)	84	749
Walvax Biotechnology Co., Ltd.	5	18
Wangsu Science & Technology Co.,Ltd.	13	18
Wanhua Chemical Group Co.,Ltd.	32	195
Want Want China Holdings Limited (c)	992	794
Wanxiang Qianchao Co., Ltd. - Class A	105	76
Weibo Corp. - ADR (a) (c)	10	430
Weichai Power Co., Ltd. - Class A	77	121
Weichai Power Co., Ltd. - Class H	399	577
Weifu High-Technology Group Co., Ltd. - Class A	33	76
Western Securities Co., Ltd. - Class A	6	7
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	32	80
Wuliangye Yibin Co., Ltd. - Class A	34	619
WuXi AppTec Co., Ltd.	15	182
WuXi AppTec Co., Ltd. (b)	23	257
Wuxi Biologics Cayman Inc (a) (b) (c)	113	1,158
Wuxi Lead Intelligent Equipment Co., Ltd.	5	23
XCMG Construction Machinery Co., Ltd. - Class A	12	7
Xiamen C&D Inc. - Class A	5	7
Xiaomi Corporation - Class W (a) (b) (c)	1,475	1,666
Xinhu Zhongbao Co., Ltd. - Class A	15	6
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	21
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	182	216
Xinyi Solar Holdings Limited	712	429
Yanzhou Coal Mining Co Ltd	71	106
Yanzhou Coal Mining Co. Ltd. - Class H	292	298
YiHai International Holdings Limited	100	597
Yonghui Superstores Co., Limited - Class A	86	107
Yum China Holdings, Inc.	71	3,245
Yunda Holding Co., Ltd.	21	102
Yunnan Baiyao Group Co., Ltd. - Class A	11	117
Yuzhou Properties Company Limited	436	174
YY, Inc. - Class A - ADS (a)	11	600
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	8	118
Zhaojin Mining Industry Co., Ltd. - Class H	239	277
Zhejiang China Commodities City Group Co., Ltd. - Class A	15	8
Zhejiang Chint Electrics Co.,Ltd - Class A	3	10
Zhejiang Dahua Technology Co., Ltd. - Class A	48	116
Zhejiang Expressway Co. Ltd. - Class H	236	204
Zhejiang Huayou Cobalt Co., Ltd. - Class A	9	33
Zhejiang Longsheng Group Co.,Ltd - Class A	7	15
Zhejiang Semir Garment Co., Ltd. - Class A	4	7
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	38
ZhongAn Online P&C Insurance Co., Ltd. (a) (b) (c)	42	100
Zhongjin Gold Corporation Limited - Class A	68	81
Zhongsheng Group Holdings Limited	99	313
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	99	410
Zijin Mining Group Co. Ltd. - Class H	1,112	384
Zijin Mining Group Co., Ltd. - Class A	242	110
Zoomlion Heavy Industry Science&Technology Co., Ltd. - Class A	14	11
ZTE Corporation (a)	36	162
ZTE Corporation - Class H (a)	141	376
Zto Express Co., Ltd. - ADR	63	1,346
		290,275
South Korea 11.3%
Amorepacific Corp.	4	245
Amorepacific Corporation	6	755
BGFretail Co., Ltd.	2	284
BNK Financial Group Inc.	63	378
Celltrion Healthcare Co. Ltd. (a)	11	457
Celltrion Inc. (a)	18	2,452
Celltrion Pharm Inc. (a)	4	104
Cheil Worldwide Inc.	16	326
CJ CheilJedang Corp.	2	308
CJ Corp.	4	240
CJ Logistics Corp. (a)	1	175
CJ O Shopping Co. Ltd.	2	321
Daelim Industrial Co. Ltd.	6	497
Daewoo Engineering & Construction Co. Ltd. (a)	29	116
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	8	195
Daum Communications Corp.	10	1,086
DB Insurance Co. Ltd.	11	457
Doosan Bobcat Inc.	9	255
E-MART Inc.	4	339
Fila Korea Ltd. (c)	11	513
GS Engineering & Construction Corp.	12	337
GS Holdings Corp.	10	415
GS Retail Co., Ltd.	7	226
Hana Financial Group Inc.	59	1,746
Hankook Tire & Technology Co,. Ltd.	16	427
Hanmi Science Co. Ltd.	3	104
Hanmi Science Co., Ltd.	1	321
Hanon Systems	41	411
Hanwha Chem Corp.	20	301
Hanwha Corp.	5	113
Hanwha Life Insurance Co., Ltd.	61	121
Helixmith Co., Ltd (a) (c)	4	226
HLB Inc. (a) (c)	7	360
Honam Petrochemical Corp.	3	679
Hotel Shilla Co. Ltd.	6	401
Hyundai Department Store Co. Ltd.	3	187
Hyundai Development Company	6	170
Hyundai Engineering & Construction Co. Ltd.	14	557
Hyundai Glovis Co., Ltd.	3	455
Hyundai Heavy Industries Co., Ltd.	2	606
Hyundai Marine & Fire Insurance Co.,Ltd.	10	211
Hyundai Mobis	13	2,787
Hyundai Motor Co.	30	3,402
Hyundai Steel Co.	15	496
Industrial Bank of Korea	46	512
Kangwon Land Inc.	26	631
KB Financial Group Inc.	77	2,762
KCC Corp.	1	245
Kia Motors Corp.	52	2,004
Korea Aerospace Industries, Ltd.	16	519
Korea Electric Power Corp. (a)	49	1,054
Korea Gas Corp.	6	187
Korea Investment Holdings Co. Ltd.	9	543
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	7	742
Korea Zinc Co. Ltd.	2	577
Korean Air Lines Co. Ltd.	12	221
KT&G Corp.	24	2,097
Kumho Petro chemical Co. Ltd.	4	261
LG Chem Ltd.	9	2,280
LG Corp.	18	1,056
LG Display Co., Ltd. (a)	45	533
LG Electronics Inc.	21	1,192
LG Household & Health Care Ltd.	2	2,011
LG Innotek Co., Ltd.	2	215
LG Uplus Corp.	17	190
Lotte Corp.	5	154
Lotte Shopping Co., Ltd.	3	284
Medy-Tox	1	206
MERITZ Securities Co. Ltd.	35	149
Mirae Asset Daewoo Co. Ltd.	87	544
NAVER Corp.	28	3,633
NCSoft Corp.	3	1,416

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Netmarble Corp. (a) (b)	5	417
OCI Co. Ltd.	4	226
Orange Life Insurance Co., Ltd. (b)	6	134
Orion Incorporation	5	407
Ottogi Corp.	—	151
Pan Ocean Co., Ltd. (a)	54	206
Pearl Abyss Corp. (a)	1	221
POSCO	16	2,990
Posco Chemical Co. Ltd. (c)	5	186
Posco Daewoo Corp.	10	160
S1 Corp.	3	249
Samsung Biologics Co., Ltd (a)	3	879
Samsung C&T Corporation	17	1,258
Samsung Card Co., Ltd.	4	121
Samsung Electro-Mechanics Co. Ltd.	11	988
Samsung Electronics Co. Ltd.	949	38,976
Samsung Engineering Co. Ltd. (a)	35	494
Samsung Fire & Marine Insurance Co. Ltd.	6	1,086
Samsung Heavy Industries Co. Ltd. (a)	94	622
Samsung Life Insurance Co., Ltd.	14	862
Samsung SDI Co. Ltd.	11	2,050
Samsung Sds Co., Ltd.	7	1,117
Samsung Securities Co. Ltd.	13	382
Shinhan Financial Group Co. Ltd.	90	3,158
Shinsegae Co. Ltd.	1	264
SillaJen Inc (a) (c)	13	92
SK C&C Co., Ltd.	7	1,239
SK Hynix Inc.	108	7,419
SK innovation Co., Ltd.	11	1,519
SK Telecom Co. Ltd.	4	812
S-Oil Corp.	9	743
Woongjin Coway Co., Ltd.	10	708
Woori Financial Group Inc.	95	994
Woori Investment & Securities Co. Ltd.	23	243
Yuhan Corp.	2	294
		122,447
Taiwan 11.3%
Acer Inc.	673	387
Advantech Co. Ltd.	72	631
Airtac International Group	22	257
ASE Technology Holding Co., Ltd.	674	1,538
Asia Cement Corp.	412	576
Asustek Computer Inc.	136	904
AU Optronics Corp. (c)	1,565	396
Catcher Technology Co. Ltd.	128	967
Cathay Financial Holding Co. Ltd.	1,456	1,920
Chailease Holding Company Limited	250	1,007
Chang Hwa Commercial Bank	1,072	748
Cheng Shin Rubber Industry Co. Ltd.	415	613
Chicony Electronics Co. Ltd.	124	366
China Airlines Ltd.	382	112
China Development Financial Holding Corp.	2,527	753
China Life Insurance Company Limited (a)	465	369
China Steel Corp.	2,329	1,725
Chinatrust Financial Holding Co. Ltd.	3,686	2,449
Chunghwa Telecom Co. Ltd.	773	2,765
Compal Electronics Inc.	918	530
Delta Electronics Inc.	385	1,647
E. Sun Financial Holding Co. Ltd.	2,045	1,730
Eclat Textile Co. Ltd.	33	444
Eva Airways Corp.	564	248
Evergreen Marine Corp Taiwan Ltd. (a)	507	212
Far Eastern New Century Corp.	666	616
Far EasTone Telecommunications Co. Ltd.	311	727
Feng Tay Enterprise Co. Ltd.	59	424
First Financial Holding Co. Ltd.	2,010	1,412
Formosa Chemicals & Fibre Corp.	688	1,924
Formosa Petrochemical Corp.	254	804
Formosa Plastics Corp.	878	2,672
Formosa Taffeta Co. Ltd.	185	202
Foxconn Technology Co. Ltd.	197	411
Fubon Financial Holding Co. Ltd.	1,335	1,917
Giant Manufacturing Co. Ltd.	56	382
GlobalWafers Co., Ltd.	39	397
Highwealth Construction Corp.	174	280
HIWIN Technologies Corp.	38	331
Hon Hai Precision Industry Co. Ltd.	2,495	5,901
Hotai Motor Co. Ltd.	61	929
Hua Nan Financial Holdings Co. Ltd.	1,607	1,086
Innolux Corporation	1,543	329
Inventec Co. Ltd.	500	345
Largan Precision Co. Ltd.	20	2,880
Lite-On Technology Corp.	427	677
MediaTek Inc.	298	3,560
Mega Financial Holdings Co. Ltd.	2,141	1,984
Micro-Star International Co. Ltd.	121	353
Nan Ya Plastics Corp.	1,002	2,250
Nanya Technology Corp.	230	596
Nien Made Enterprise Co., LTD.	32	281
Novatek Microelectronics Corp.	117	671
PEGATRON Corporation	426	742
Phison Electronics Corp.	30	268
Pou Chen Corp.	412	528
Powertech Technology Inc.	159	449
President Chain Store Corp.	108	1,009
Quanta Computer Inc.	551	1,006
Realtek Semiconductor Corp.	102	758
Ruentex Development Co. Ltd.	138	185
Ruentex Industries Ltd.	41	88
Shin Kong Financial Holding Co. Ltd.	2,039	618
SinoPac Financial Holdings Co. Ltd.	2,207	861
Standard Foods Corp.	80	160
Synnex Technology International Corp.	237	277
TaiMed Biologics Inc. (a)	39	188
Taishin Financial Holding Co. Ltd.	2,011	898
Taiwan Business Bank	863	355
Taiwan Cement Corp.	960	1,229
Taiwan Cooperative Bank	1,785	1,179
Taiwan High Speed Rail Corporation	432	492
Taiwan Mobile Co. Ltd.	338	1,219
Taiwan Semiconductor Manufacturing Co. Ltd.	4,891	43,060
Tatung Co. (a)	405	222
The Shanghai Commercial & Savings Bank, Ltd.	649	1,088
Uni-President Enterprises Corp.	941	2,267
United Microelectronics Corp.	2,341	1,008
Vanguard International Semiconductor Corp.	157	318
Walsin Technology Corp.	71	401
WIN Semiconductors Corp.	66	596
Winbond Electronics Corp.	527	304
Wistron Corp.	519	419
WPG Holdings Limited	271	334
Yageo Corp.	46	363
Yuanta Financial Holding Co. Ltd.	1,981	1,181
Zhen Ding Technology Holding Limited	104	371
		122,076
India 8.7%
Adani Ports and Special Economic Zone Limited	121	705
Ambuja Cements Limited	137	394
Ashok Leyland Limited	270	262
Asian Paints Limited	59	1,478
Aurobindo Pharma Ltd.	52	434
Avenue Supermarts Limited (a)	23	617
Axis Bank Limited	377	3,653
Bajaj Auto Limited	17	719
Bajaj Finance Limited	34	1,970
Bajaj Finserv Limited	8	980
Bharat Forge Ltd	30	190
Bharat Petroleum Corp. Ltd.	136	900
Bharti Airtel Ltd.	402	2,086
Bharti Infratel Limited	51	187
Bosch Limited	2	312
Britannia Industries Ltd	11	440
Cipla Limited	74	448
Coal India Ltd Govt Of India Undertaking	239	676
Container Corporation	37	318
Dabur India Ltd.	98	618
Divi's Laboratories Ltd.	16	383
Dr. Reddy's Laboratories Ltd.	23	895

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Eicher Motors Ltd.	3	678
GAIL India Ltd.	358	680
Glenmark Pharmaceuticals Ltd.	33	150
Godrej Consumer Products Limited	70	685
Grasim Industries Ltd	60	619
Havells India Limited	45	459
HCL Technologies Ltd.	107	1,631
HDFC Life Insurance Company Limited (b)	97	824
Hero Motocorp Ltd.	17	662
Hindalco Industries Limited	241	652
Hindustan Petroleum Corp. Ltd.	106	454
Hindustan Unilever Ltd.	129	3,610
Housing Development Finance Corp.	324	9,048
ICICI Bank Limited	465	2,842
ICICI Lombard General Insurance Company Limited (b)	25	421
Idea Cellular Limited (a)	1,426	124
Indiabulls Housing Finance Limited	63	229
Indian Oil Corp. Ltd.	400	833
Infosys Ltd.	684	7,796
Interglobe Aviation Limited (b)	17	457
ITC Limited	684	2,512
JSW Steel Limited	182	592
Larsen and Toubro Limited	97	2,030
LIC Housing Finances Ltd.	55	290
Lupin Ltd.	47	471
Mahindra & Mahindra Ltd.	142	1,098
Mahindra and Mahindra Financial Services Limited	70	324
Marico Limited	87	485
Maruti Suzuki India Ltd.	21	2,035
Motherson Sumi Systems Ltd.	144	213
Nestle India Ltd.	5	927
NTPC Limited	476	791
Oil & Natural Gas Corp. Ltd.	519	966
Page Industries Limited	1	358
Petronet LNG Limited	135	495
Pidilite Industries Limited	26	536
Piramal Enterprises Limited	16	360
Power Grid Corporation of India Limited	361	1,015
Recce Pharmaceuticals Ltd	165	287
Reliance Industries Ltd.	564	10,631
Sesa Sterlite Ltd.	344	749
Shree Cement Ltd.	2	454
Shriram Transport Finance Co. Ltd.	33	507
State Bank of India (a)	345	1,322
Sun Pharmaceutical Industries Ltd.	170	935
Tata Consultancy Services Limited	180	5,346
Tata Motors Limited (a)	331	551
Tata Steel Ltd.	67	341
Tech Mahindra Limited	87	878
The Tata Power Company Limited	229	202
Titan Industries Ltd.	58	1,047
UltraTech Cement Limited	19	1,143
United Spirits Limited (a)	59	556
UPL Limited	105	894
Wipro Ltd.	243	823
Yes Bank Limited	367	215
Zee Entertainment Enterprises Ltd.	95	357
		94,255
Brazil 4.9%
American Beverage Co Ambev	946	4,369
Atacadao	69	350
B2W - Companhia Global Do Varejo. (a)	39	451
B3 S.A. - Brasil, Bolsa, Balcao	412	4,348
Banco Bradesco S/A.	245	1,848
Banco BTG Pactual S.A.	41	583
Banco do Brasil SA	171	1,882
Banco Santander (Brasil) S.A.	86	935
BB Seguridade Participacoes S/A	136	1,155
BR Malls Participacoes S.A	154	538
BRF SA (a)	111	1,020
CCR SA	241	1,001
Centrais Eletricas Brasileiras SA	45	440
Cielo S.A.	260	500
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	72	851
Companhia Siderurgica Nacional	110	352
Cosan S.A.	30	389
Embraer S.A.	140	605
Energisa S/A	33	398
ENGIE Brasil Energia S.A.	40	430
Equatorial Energia S.A	33	800
Hypera S.A.	70	563
Irb Brasil Resseguros S/A	140	1,261
JBS S/A	222	1,747
Klabin S.A.	134	496
Kroton Educacional SA	292	789
Localiza Rent A Car S/A	118	1,287
Lojas Renner S/A.	155	1,880
M. Dias Branco S.A. Industria e Comercio de Alimentos	25	208
Magazine Luiza S.A.	129	1,148
Multiplan Empreendimentos Imobiliarios S/A	66	454
Natura Cosmeticos S.A.	77	630
Notre Dame Intermedica Participacoes S.A.	68	889
Petrobras Distribuidora SA	147	970
Petroleo Brasileiro SA	595	4,329
Porto Seguro S.A.	16	225
Raia Drogasil S.A.	45	1,041
Rumo SA (a)	226	1,336
Sul America S.A.	45	522
Suzano S.A.	110	896
Tim Participacoes SA	156	448
Ultrapar Participacoes S.A.	150	665
Vale SA	626	7,225
WEG SA	168	985
		53,239
Hong Kong 4.6%
Agricultural Bank of China Limited - Class H	5,874	2,302
ANTA Sports Products Limited	219	1,815
AviChina Industry & Technology Co. Ltd. - Class H	478	236
Beijing Enterprises Water Group Limited	1,034	530
Bosideng International Holdings Limited	616	263
Cheer Bless Limited (d) (e)	208	613
China Cinda Asset Management Co., Ltd. - Class H	1,655	326
China Communications Services Co., Ltd. - Class H	546	310
China Education Group Holdings Limited (f)	93	137
China Everbright Bank Company Limited - Class H	700	299
China Everbright International Ltd.	721	556
China Everbright Ltd.	162	190
China Evergrande Group (c)	384	820
China Galaxy Securities Co., Ltd. - Class H	579	309
China Gas Holdings Ltd.	360	1,394
China General Nuclear Power Corporation (b)	1,948	493
China Jinmao Holdings Group Limited	1,120	643
China Medical System Holdings Limited	295	351
China Mengniu Dairy Company Limited	551	2,068
China Merchants Bank Co., Ltd. - Class H	776	3,703
China Oilfield Services Ltd. - Class H	356	427
China Overseas Land & Investment Ltd.	762	2,401
China Power International Development Limited	1,092	227
China Resources Enterprise Ltd.	296	1,572
China Resources Gas Group Ltd.	180	889
China Resources Land Ltd.	547	2,295
China Resources Power Holdings Co. Ltd.	415	505
China State Construction International Holdings Limited	444	419
China Taiping Insurance Holdings Co. Ltd.	326	729
China Unicom Hong Kong Ltd.	1,233	1,311
China Vanke Co., Ltd. - Class H	279	972
CITIC Pacific Ltd.	1,132	1,432
CSPC Pharmaceutical Group Ltd.	912	1,837
GOME Retail Holdings Limited (a) (c)	2,451	223
Haier Electronics Group Co., Ltd.	268	700
Haitong Securities Co., Ltd. - Class H	560	590
Hanergy Thin Film Power Group Limited (a) (d) (e)	3,098	841
Hutchison China Meditech (Hk) Limited - ADR (a)	11	200
Kingboard Chemical Holdings Ltd.	106	282
Kingboard Laminates Holdings Limited	279	252

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kingsoft Corp Ltd (a) (c)	151	321
Kunlun Energy Co. Ltd.	594	512
Lenovo Group Ltd. (c)	1,449	967
Longfor Group Holdings Limited	345	1,296
Mascotte Holdings Limited (a)	4,928	75
New China Life Insurance Company Ltd. - Class H	169	671
Nine Dragons Paper (Holdings) Limited	306	258
People's Insurance Company (Group) of China Limited, The - Class H	1,750	702
PICC Property & Casualty Co. Ltd. - Class H	1,327	1,551
Semiconductor Manufacturing International Corporation (a) (c)	563	707
Shanghai Electric Group Company Limited - Class H	606	196
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	123	332
Shanghai Industrial Holdings Ltd.	74	138
Shanghai Industrial Urban Development Group Limite	74	9
Shimao Property Holdings Limited	223	652
Shui On Land Limited	939	187
Sino Biopharmaceutical Limted	1,386	1,766
Sino-Ocean Land Holdings Limited	470	160
Sinotrans Ltd. - Class H	249	78
Sinotruk (Hong Kong) Limited	161	239
SSY Group Limited	238	188
Sunny Optical Technology (Group) Company Limited	145	2,146
Towngas China Co. Ltd.	248	187
Uni-President China Holdings Ltd	228	247
Yuexiu Property Co. Ltd.	1,304	283
		49,330
South Africa 4.5%
Absa Group Ltd	140	1,417
Anglo American Platinum Ltd.	10	592
AngloGold Ashanti Ltd.	84	1,553
Aspen Pharmacare Holdings	68	385
Bid Corporation	66	1,399
Bidvest Group Ltd.	60	758
Capitec Bank Holdings Ltd.	8	715
Clicks Group Ltd. (c)	51	729
Discover Ltd. (c)	82	615
Exxaro Resources Ltd.	53	458
FirstRand Ltd. (c)	657	2,699
Fortress REIT Ltd - Class A	249	337
Foschini Group Ltd.	47	509
Gold Fields Ltd.	166	823
Growthpoint Properties Ltd (c)	625	954
Investec	66	349
Kumba Iron Ore Ltd	11	278
Liberty Holdings Ltd.	28	204
Life Healthcare Group Holdings	238	356
Momentum Metropolitan Holdings Limited	138	170
Mr Price Group	50	525
MTN Group Ltd. (c)	342	2,176
Multichoice Group (a)	87	675
Naspers Ltd. - Class N	87	13,158
Nedbank Group Ltd.	71	1,062
Netcare Ltd.	233	270
Old Mutual Public Limited Company (c)	966	1,233
Pick n Pay Stores Ltd.	86	338
PSG Group Ltd.	31	434
Rand Merchant Investment Holdings Limited	167	329
Redefine Properties Opco (Proprietary) Limited	1,135	587
Remgro Ltd.	108	1,160
RMB Holdings Ltd.	139	689
Sanlam Ltd	373	1,837
Sappi Ltd.	86	213
Sasol Ltd.	113	1,890
Shoprite Holdings Ltd.	96	781
Standard Bank Group Limited	254	2,929
Telkom SA Ltd.	55	257
The Spar Group	42	534
Tiger Brands Limited	29	408
Truworths International Ltd.	82	287
Vodacom Group Limited	123	971
Woolworths Holdings Limited	197	716
		48,759
Russian Federation 3.8%
BANK VTB, PAO	726,485	477
Gazprom, Pao	2,100	7,306
Joint-Stock Company Alrosa (Public Joint-Stock Company)	448	514
Mobile Telesystems PJSC - ADR	101	816
Polymetal International PLC	41	571
Public Joint Stock Company Fosagro - GDR (f)	19	248
Public Joint Stock Company Inter Rao Ues	7,085	491
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	13	3,242
Public Joint Stock Company Oil Company Lukoil	78	6,507
Public Joint Stock Company Oil Company Rosneft	229	1,483
Public Joint Stock Company Polyus	5	587
Public Joint Stock Company TATNEFT Named After VD Shashin	301	3,190
Public Joint-Stock Company Magnit - GDR (f)	73	948
Public Joint-Stock Company Moscow Exchange MICEX-RTS	308	451
Public Joint-Stock Company 'Severstal'	44	635
Public Joint-Stock Company Society Magnitogorsky Iron and Steel Works	366	221
Public Joint-Stock Company Society Novatek - GDR (f)	18	3,678
Public Joint-Stock Company Society Novolipetsky Iron and Steel Works	219	481
Public Joint-Stock Company Surgutneftegaz	1,493	815
Sberbank of Russia	2,126	7,473
X5 Retail Group N.V. - GDR (f)	24	855
		40,989
Thailand 2.9%
Advanced Info Service PLC. - NVDR	235	1,693
Airports of Thailand PCL - NVDR	831	2,034
Bangkok Bank PCL - NVDR	73	415
Bangkok Bank PCL	8	45
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,926	1,524
Bangkok Expressway and Metro Public Company Limited - NVDR	1,682	594
Banpu PCL - NVDR	773	298
Banpu Public Company Limited	70	27
Berli Jucker PCL - NVDR (c)	220	380
BTS Group Holdings Public Company Limited. (e)	251	110
BTS Group Holdings Public Company Limited. - NVDR	1,140	500
Bumrungrad Hospital Public Company Limited - NVDR	88	367
Bumrungrad Hospital Public Company Limited (e)	8	35
Central Pattana Public Company Limited (e)	33	74
Central Pattana Public Company Limited - NVDR	432	961
Charoen Pokphand Foods PCL - NVDR	777	667
Charoen Pokphand Foods Public Company Limited	56	48
CP ALL Public Company Limited - NVDR	1,181	3,139
Electricity Generating PCL - NVDR	58	682
Energy Absolute Public Company Limited - NVDR	361	568
Gulf Energy Development Public Company Limited - NVDR	100	526
Gulf Energy Development Public Company Limited - Class F (e)	19	101
Home Product Center PCL - NVDR	1,164	651
Home Product Center PCL (e)	27	15
Indorama Ventures Public Company Limited - NVDR (c)	336	357
Intouch Holdings Public Company Limited - NVDR	407	874
IRPC PCL - NVDR	1,906	229
Kasikornbank PCL	134	686
Kasikornbank PCL - NVDR	267	1,368
Krung Thai Bank PCL - NVDR	786	442
Land & Houses Public Co. Ltd. - NVDR	1,386	435
Minor International PCL. - NVDR	561	688
Muangthai Leasing Public Company Limited - NVDR	96	178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Muangthai Leasing Public Company Limited - Class F	29	53
PTT Exploration And Production Public Company Limited - NVDR	260	1,029
PTT Global Chemical Public Company Limited - NVDR	453	796
PTT PCL - NVDR	2,219	3,358
RATCH Group Public Company Limited - NVDR	135	316
Robinson Public Co. - NVDR	104	217
Siam Cement PCL - NVDR	156	2,086
Siam Commercial Bank PCL - NVDR	177	685
Thai Oil Public Company Limited - NVDR	204	466
Thai Union Frozen Products PCL - NVDR	624	341
TMB Bank PCL - NVDR	1,685	86
Total Access Communication Public Company Limited - NVDR	137	257
True Corp. PCL - NVDR	2,133	367
		30,768
Saudi Arabia 2.5%
Advanced Petrochemical Company	21	277
Al Rajhi Banking and Investment Corporation	240	4,047
Alinma Bank	147	881
Almarai Company	49	649
Bank AlBilad	74	525
Bank Aljazira	80	287
Banque Saudi Fransi	108	927
BUPA Arabia for Cooperative Insurance Company	6	168
Dar AL-Arkan Real Estate Development Company (a)	106	336
Etihad Etisalat Company (a)	77	495
Jarir Marketing Company	12	503
KeyBank National Association	233	2,861
National Industrialization Company (a)	62	222
Rabigh Refining and Petrochemical Company (a)	44	231
Riyad Bank	240	1,558
Samba Financial Group	194	1,478
Santana Mining Inc. (a)	81	975
Saudi Airlines Catering Co.	9	204
Saudi Arabian Fertilizer Company	33	715
Saudi Basic Industries Corporation	146	3,587
Saudi British Bank	73	593
Saudi Cement Company	15	282
Saudi Electricity Company	168	956
Saudi Industrial Investment Group	43	266
Saudi International Petrochemical Company	70	335
Saudi Kayan Petrochemical Company (a)	142	386
Saudi Telecom Company	77	2,222
Savola Group (a)	52	424
The Company For Cooperative Insurance (a)	12	226
The Economic City Emaar (a)	78	207
Yanbu National Petrochemical Company	44	627
		27,450
Mexico 2.4%
Alfa SAB de CV - Class A	566	497
Alsea SAB de CV (a) (c)	105	245
America Movil SAB de CV - Class L (c)	6,628	4,917
Arca Continental SAB de CV (c)	79	429
Cemex SAB de CV - Series A (c)	2,913	1,135
Coca-Cola FEMSA, S.A.B. de C.V. (c)	106	642
El Puerto de Liverpool SAB de CV - Class C-1 (c)	45	249
Fomento Economico Mexicano SAB de CV (c)	388	3,561
Gruma SAB de CV - Class B (c)	44	451
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (c)	72	689
Grupo Aeroportuario del Sureste SAB de CV - Class B	45	680
Grupo Bimbo SAB de CV - Class A (c)	346	631
Grupo Carso SAB de CV - Class A-1 (c)	105	307
Grupo Financiero Banorte SAB de CV - Class O	524	2,814
Grupo Financiero Inbursa SAB de CV - Class O (c)	438	557
Grupo Mexico SAB de CV - Class B	708	1,655
Industrias Penoles SAB de CV (c)	30	393
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I (a)	105	419
Kimberly-Clark de Mexico SAB de CV - Class A (c)	291	584
Megacable Holdings, S.A.B. de C.V. (c)	46	184
Mexichem S.A.B. de C.V. (c)	224	436
Prologis Property Mexico, S.A. de C.V. (c)	587	858
Promotora y Operadora de Infraestructura SAB de CV (e)	44	392
Southern Peru Copper Corporation (Sucursal Del Peru)	17	592
Wal - Mart de Mexico, S.A.B. de C.V.	1,034	3,062
		26,379
Indonesia 2.0%
Bank Central Asia, PT TBK	1,931	4,137
Bank Mandiri Persero Tbk PT	3,722	1,831
Bank Negara Indonesia Persero Tbk PT	1,505	780
Bank Rakyat Indonesia Persero Tbk PT	11,064	3,215
Bumi Serpong Damai, PT Tbk (a)	1,794	176
Charoen Pokphand Indonesia Tbk PT	1,376	520
Gudang Garam Tbk PT	98	361
Hanjaya Mandala Sampoerna Tbk PT	1,896	307
Indofood Sukses Makmur Tbk	806	438
PT Adaro Energy Tbk	3,502	320
PT Astra International Tbk	3,879	1,808
PT Barito Pacific Tbk	4,833	338
PT Indah Kiat Pulp & Paper Tbk	633	290
PT Indocement Tunggal Prakarsa Tbk	353	467
PT Indofood Sukses Makmur Tbk	406	345
PT Jasa Marga (Persero) Tbk.	546	220
PT Kalbe Farma Tbk	4,356	514
PT Pabrik Kertas Tjiwi Kimia Tbk	298	222
PT Pakuwon Jati Tbk	4,175	196
PT Perusahaan Gas Negara TBK	2,297	341
PT Tambang Batubara Bukit Asam Tbk	532	85
PT. Bank Tabungan Negara (Persero) Tbk.	994	138
PT. Surya Citra Media TBK.	1,294	106
Semen Gresik Persero Tbk PT	548	445
Telekomunikasi Indonesia (Persero), PT TBK - Class B	9,738	2,960
Unilever Indonesia Tbk PT	308	1,011
United Tractors Tbk PT	316	459
		22,030
Malaysia 2.0%
Airasia Berhad	346	146
Alliance Financial Group Bhd	243	165
AMMB Holdings Bhd	302	299
Axiata Group Berhad	507	521
British American Tobacco Malaysia Bhd	33	150
CIMB Group Holdings Bhd	964	1,159
Dialog Group Berhad	709	576
DiGi.Com Bhd	617	700
Fraser & Neave Holdings Bhd	34	279
Gamuda Bhd	288	255
Genting Berhad	410	563
Genting Malaysia Berhad	537	389
Genting Plantations Bhd	46	109
HAP Seng Consolidated Bhd	115	270
Hartalega Holdings Berhad	288	360
Hong Leong Bank Bhd	142	556
Hong Leong Financial Group Bhd	57	223
IHH Healthcare Berhad	412	559
IJM Corp. Bhd	494	259
IOI Corporation Berhad	358	378
Kuala Lumpur Kepong Bhd	83	460
Kumpulan Sime Darby Berhad	603	324
Malayan Banking Bhd	761	1,547
Malaysia Airports Holdings Bhd	210	434
Maxis Communications Berhad	464	620
MISC Bhd	197	369
Nestle Bhd	13	463
Petronas Chemicals Group Berhad	498	897
Petronas Dagangan Bhd	48	272
Petronas Gas Bhd	113	441
PPB Group Bhd	110	478
Press Metal Aluminium (Australia) Pty Ltd	319	362
Public Bank Berhad	628	3,010
QL Resources Berhad	76	131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
RHB Bank Berhad (a) (d) (e)	124	—
RHB Bank Bhd	318	430
Sime Darby Plantation Berhad	412	466
Sime Darby Property Berhad	554	111
SP Setia Bhd	369	120
Telekom Malaysia Bhd	176	151
Tenaga Nasional Bhd	627	2,040
Top Glove Corporation Bhd	281	300
Westports Holdings Berhad	182	179
YTL Corp. Bhd	597	131
		21,652
Philippines 1.1%
Aboitiz Equity Ventures Inc.	405	414
Aboitiz Power Corporation	377	280
Alliance Global Group Inc.	676	142
Altus San Nicolas Corp (a) (d) (e)	9	1
Ayala Corporation	56	958
Ayala Land Inc.	1,486	1,416
Bank of the Philippine Islands	153	275
BDO Unibank, Inc.	385	1,062
DMCI Holdings Inc.	631	101
Globe Telecom Inc.	7	249
GT Capital Holdings, Inc.	19	302
International Container Terminal Services Inc.	178	414
JG Summit Holdings Inc.	541	756
Jollibee Foods Corp.	77	331
Manila Electric Company	47	333
Megaworld Corp.	1,847	156
Metro Pacific Investments Corporation	2,401	231
Metropolitan Bank & Trust Co.	348	460
PLDT Inc.	19	413
Robinsons Land Corp.	467	220
Security Bank Corp.	55	208
SM Investments Corp	50	935
SM Prime Holdings Inc.	1,924	1,381
Universal Robina Corp.	180	541
		11,579
Qatar 1.0%
Barwa Real Estate Company Q.P.S.C	381	348
Commercial Bank of Qatar QSC	444	521
Industries Qatar QSC	385	1,146
Masraf Al Rayan (Q.P.S.C.)	756	729
Mesaieed Petrochemical Holding Company Q.S.C.	863	700
Ooredoo QSC	184	363
Qatar Electricity & Water Co.	119	501
Qatar Fuel Company Q.P.S.C. (WOQOD)	89	570
Qatar Insurance Co.	353	322
Qatar Islamic Bank SAQ	234	996
Qatar National Bank	916	4,826
		11,022
Poland 1.0%
Alior Bank Spolka Akcyjna (a)	19	186
Bank Millennium SA (a)	130	186
Bank Pekao SA	33	838
CCC S.A.	7	242
CD Projekt SA	13	790
Cyfrowy Polsat S.A.	48	313
Dino Polska Spolka Akcyjna (a) (b)	9	334
Grupa LOTOS S.A.	17	378
Jastrzebska Spolka Weglowa S.A.	13	73
KGHM Polska Miedz SA (a)	30	590
LPP SA	—	536
mBank (a)	2	201
PGE Polska Grupa Energetyczna S.A. (a)	162	323
Polski Koncern Naftowy Orlen S.A.	61	1,510
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	360	422
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	172	1,688
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	122	1,141
Santander Bank Polska SA	7	550
Telekomunikacja Polska SA (a)	99	137
		10,438
Chile 0.9%
Aguas Andinas SA - Class A	626	342
Banco de Chile	8,467	1,186
Banco de Credito e Inversiones	10	635
Banco Santander Chile	13,826	974
Cencosud S.A.	272	448
Cia Cervecerias Unidas SA	31	349
Colbun SA	1,234	223
Empresas CMPC SA	237	552
Empresas COPEC SA	81	760
Enel Americas SA	7,854	1,438
Enel Chile S.A.	4,922	425
ENTEL Chile SA (a)	26	230
Itau Corpbanca	36,097	273
Lan Airlines SA	55	611
S.A.C.I. Falabella	145	812
		9,258
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	574	1,228
ALDAR Properties PJSC	789	448
DP World PLC	39	539
Dubai Islamic Bank PJSC	337	481
Emaar Development LLC	125	140
Emaar Malls PJSC	434	222
Emaar Properties PJSC	696	874
Emirates Telecommunications Group Co. PJSC	368	1,651
First Abu Dhabi Bank PJSC	549	2,245
		7,828
Turkey 0.6%
Akbank Turk Anonim Sirketi (a)	533	768
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi	50	192
Arcelik A.S. (a)	22	74
Aselsan Inc. - Class B	81	291
BIM Birlesik Magazalar A.S.	89	773
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	313	381
Ford Otomotiv Sanayi Anonim Sirketi	18	191
Haci Omer Sabanci Holding A.S.	196	333
Koc Holding A.S.	147	491
TAV Havalimanlari Holding Anonim Sirketi	40	165
Turk Hava Yollari A.O. (a)	132	289
Turkcell Iletisim Hizmetleri Anonim Sirketi	195	451
Turkiye Garanti Bankasi A.S. (a)	444	804
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	257	286
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	23	594
Turkiye Sise ve Cam Fabrikalari A.S.	68	56
		6,139
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	43	646
Credicorp Ltd.	14	2,822
		3,468
Greece 0.3%
Alpha Bank A.E. (a)	296	554
Eurobank Ergasias S.A. (a)	574	557
Hellenic Duty Free Shops S.A. (a) (d) (e)	9	47
Hellenic Telecommunications Organization SA	50	687
JUMBO SA	20	377
Motor Oil Hellas Corinth Refineries SA	12	291
National Bank of Greece SA (a)	93	284
OPAP SA	41	427
		3,224
Hungary 0.3%
Chemical Works of Gedeon Richter Plc.	27	437
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	84	792
OTP Bank Plc	46	1,901
		3,130
Colombia 0.3%
Bancolombia SA	42	474
Cementos Argos S.A.	110	234
Ecopetrol S.A.	988	839
Grupo Argos S A	66	325

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Grupo de Inversiones Suramericana S.A.	44	411
Interconexion Electrica SA	79	413
		2,696
Egypt 0.2%
Commercial International Bank Egypt SAE	273	1,298
Eastern Tobacco Co.	172	180
El Sewedy Electric Company	175	144
		1,622
Czech Republic 0.1%
CEZ A/S	31	690
Komercni Banka A/S	17	574
MONETA Money Bank, a.s. (b)	76	235
		1,499
Argentina 0.1%
Banco Macro S.A. - Class B - ADR	10	250
BBVA Banco Frances S.A. - ADR	13	55
Grupo Financiero Galicia SA - Class B - ADR	21	274
Pampa Energia S.A. - ADR (a)	12	201
Telecom Argentina SA - Class B - ADR	19	188
Transportadora de Gas del Sur S.A. - Class B - ADR	16	132
YPF SA - Class D - ADR	39	360
		1,460
Luxembourg 0.1%
Globant S.A. (a)	6	586
Reinet Investments S.C.A. (e)	31	562
		1,148
Romania 0.1%
New Europe Property Investments PLC	72	628
Singapore 0.0%
BOC Aviation Limited (b)	38	354
Pakistan 0.0%
Habib Bank Limited	121	91
MCB Bank Ltd.	66	71
Oil & Gas Development Co. Ltd.	115	91
		253
Belgium 0.0%
Titan Cement International (a)	5	114
Australia 0.0%
MMG Ltd. (a) (c)	456	108
Total Common Stocks (cost $977,095)		1,025,617
PREFERRED STOCKS 3.6%
Brazil 2.5%
Banco Bradesco S/A. (g)	791	6,469
Braskem SA - Series A	37	291
Centrais Eletricas Brasileiras SA - Series B	49	499
Compahia Energetica de Minas Gerais	179	618
Companhia Brasileira de Distribuicao	31	604
Gerdau SA	202	643
Itau Unibanco Holding S.A. (g)	958	8,087
Itausa - Investimentos Itau SA	885	2,821
Lojas Americanas SA (g)	146	698
Petroleo Brasileiro SA (g)	823	5,450
Telefonica Brasil S.A.	92	1,221
		27,401
South Korea 0.6%
Amorepacific Corporation	2	139
Hyundai Motor Co.	4	224
Hyundai Motor Co.	7	472
LG Chem Ltd.	2	242
LG Household & Health Care Ltd.	—	224
Samsung Electronics Co. Ltd.	162	5,335
		6,636
Colombia 0.2%
Bancolombia SA	91	1,130
Grupo Aval Acciones y Valores S.A.	788	296
Grupo de Inversiones Suramericana S.A.	25	210
		1,636
Russian Federation 0.1%
Public Joint Stock Company Society Transneft	—	243
Public Joint-Stock Company Surgutneftegaz	1,398	808
		1,051
Mexico 0.1%
Grupo Televisa SAB (c) (g)	484	947
Chile 0.1%
Embotelladora Andina SA - Series B	61	203
Sociedad Quimica y Minera de Chile SA - Series B	23	640
		843
Total Preferred Stocks (cost $34,830)		38,514
RIGHTS 0.0%
Taiwan 0.0%
The Shanghai Commercial & Savings Bank, Ltd. (a)	53	27
Thailand 0.0%
TMB Bank PCL (a)	1,166	1
China 0.0%
Legend Holdings Corporation (a) (d) (e)	7	—
Total Rights (cost $0)		28
WARRANTS 0.0%
Thailand 0.0%
Minor International PCL. (a)	23	3
Total Warrants (cost $0)		3
SHORT TERM INVESTMENTS 3.0%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (h) (i)	19,035	19,035
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (h) (i)	12,942	12,942
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (j) (k)	1,095	1,091
Total Short Term Investments (cost $33,068)		33,068
Total Investments 101.5% (cost $1,044,993)		1,097,230
Other Derivative Instruments 0.0%		85
Other Assets and Liabilities, Net (1.5)%		(16,534)
Total Net Assets 100.0%		1,080,781

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $12,154 and 1.1% of the Fund.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	137	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Greentown Services Group Co Ltd	08/31/18	147	183	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	929	919	0.1
Public Joint Stock Company Fosagro	05/31/16	279	248	—
Public Joint-Stock Company Magnit	08/12/15	2,501	948	0.1
Public Joint-Stock Company Society Novatek	04/28/15	2,074	3,678	0.3
X5 Retail Group N.V.	05/31/18	698	855	0.1
		6,775	6,968	0.6

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	350	December 2019	17,959	85	(425)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BOA	10/03/19	HKD	(3,133)	(400)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 97.8%
3M Company	13	2,110
AAON, Inc. (a)	1	41
AAR Corp.	1	32
ABM Industries Incorporated	1	52
ACCO Brands Corporation	2	24
Actuant Corporation - Class A	1	28
Acuity Brands, Inc.	1	120
ADT, Inc. (a)	4	22
Advanced Disposal Services, Inc. (b)	2	55
Advanced Drainage Systems, Inc.	1	37
AECOM (b)	4	131
Aegion Corporation (b)	1	13
Aerojet Rocketdyne Holdings, Inc. (b)	2	78
AeroVironment, Inc. (b)	—	24
AGCO Corporation	1	109
Air Lease Corporation - Class A	2	98
Air Transport Services Group, Inc. (b)	—	8
Aircastle Limited	1	26
Alamo Group Inc.	—	25
Albany International Corp. - Class A	1	60
Allegiant Travel Company	—	15
Allegion Public Limited Company	2	217
Allison Systems, Inc.	3	121
Altra Industrial Motion Corp.	1	38
AMERCO	—	76
Ameresco, Inc. - Class A (b)	—	7
American Airlines Group Inc. (a)	2	67
American Woodmark Corporation (b)	—	31
AMETEK, Inc.	5	466
AO Smith Corp.	3	148
Apogee Enterprises, Inc.	1	21
Applied Industrial Technologies, Inc.	1	51
Arcbest Corporation	1	15
Arconic Inc.	9	231
Arcosa, Inc.	1	32
Argan, Inc.	—	11
Armstrong Flooring, Inc. (b)	—	1
Armstrong World Industries, Inc.	1	99
Astec Industries, Inc.	—	14
Astronics Corporation (b)	1	14
Atkore International Group Inc. (b)	1	30
Atlas Air Worldwide Holdings, Inc. (b)	—	4
Avis Budget Group, Inc. (b)	1	40
Axone Intelligence Inc. (b)	1	74
AZZ Inc.	1	23
Barnes Group Inc.	1	54
Barrett Business Services, Inc.	—	14
Beacon Roofing Supply, Inc. (b)	2	51
Bloom Energy Corporation - Class A (b)	1	4
Blue Bird Global Corporation (b)	—	5
Brady Corp. - Class A	1	58
Briggs & Stratton Corp.	1	6
BrightView Holdings, Inc. (b)	1	11
Brink's Co.	1	91
Builders FirstSource, Inc. (b)	2	51
BWXT Government Group, Inc.	2	120
C.H. Robinson Worldwide, Inc.	3	259
CAI International Inc. (b)	—	7
Carlisle Cos. Inc.	1	184
Casella Waste Systems Inc. - Class A (b)	1	41
Caterpillar Inc.	13	1,609
CBIZ Inc. (b)	1	28
Chart Industries, Inc. (b)	1	47
Cimpress N.V. (a) (b) (c)	1	64
Cintas Corp.	2	530
CIRCOR International, Inc. (b)	—	14
Civeo Corporation (b)	4	5
Clean Harbors Inc. (b)	1	92
Colfax Corp. (b)	2	57
Columbus Mckinnon Corp.	—	17
Comfort Systems USA Inc.	1	36
Construction Partners, Inc. - Class A (b)	—	4
Continental Building Products Inc. (b)	1	20
Copart Inc. (b)	5	370
Cornerstone Building Brands, Inc. (b)	2	11
CoStar Group, Inc. (b)	1	482
Covanta Holding Corporation	3	44
Covenant Transportation Group, Inc. - Class A (b)	—	5
Crane Co.	1	85
CSW Industrials Inc.	—	25
CSX Corp.	17	1,186
Cubic Corp. (a)	1	48
Cummins Inc.	3	543
Curtiss-Wright Corp.	1	117
Daseke Companies, Inc. (a) (b)	1	3
Deere & Co.	7	1,132
Delta Air Lines Inc.	4	210
Deluxe Corp.	1	47
Donaldson Co. Inc.	3	150
Douglas Dynamics, Inc.	1	24
Dover Corp.	3	324
Ducommun Inc. (b)	—	11
DXP Enterprises Inc. (b)	—	11
Dycom Industries, Inc. (b)	1	34
Eaton Corporation Public Limited Company	9	784
Echo Global Logistics, Inc. (b)	1	16
Elance, Inc. (b)	1	17
EMCOR Group, Inc.	1	107
Emerson Electric Co.	14	916
Encore Wire Corp.	—	27
Energy Recovery, Inc. (a) (b)	1	8
EnerSys	1	61
Ennis Inc.	1	11
EnPro Industries, Inc.	—	28
Equifax Inc.	3	377
ESCO Technologies Inc.	1	45
Evoqua Water Technologies Corp. (b)	2	31
Expeditors International of Washington Inc.	4	285
Exponent, Inc.	1	81
Fastenal Co.	13	417
Federal Signal Corp.	1	46
FedEx Corporation	6	803
Flowserve Corporation	3	138
Fluor Corp.	3	59
Forrester Research Inc.	—	8
Fortive Corporation	7	460
Fortune Brands Home & Security, Inc.	3	169
Forward Air Corp.	1	39
Foundation Building Materials Inc. (b)	—	5
Franklin Electric Co. Inc.	1	41
FTI Consulting Inc. (b)	1	89
Gardner Denver Investments, Inc. (b)	3	81
Gates Industrial Corporation PLC (b)	1	13
GATX Corp. (a)	1	58
Genco Shipping & Trading Limited (b)	—	2
Generac Holdings Inc. (b)	1	108
General Dynamics Corp.	5	1,000
General Electric Company	194	1,736
Genesee & Wyoming Inc. - Class A (b)	1	141
Gibraltar Industries Inc. (b)	1	33
GMS Inc. (b)	1	28
Gorman-Rupp Co.	—	14
Graco Inc.	4	172
GrafTech International Ltd.	2	21
Granite Construction Inc.	1	35
Great Lakes Dredge & Dock Corp. (b)	1	12
Greenbrier Cos. Inc.	1	22
Griffon Corp.	1	18
H&E Equipment Services Inc.	1	23
Harsco Corp. (b)	2	33
Hawaiian Holdings Inc.	—	9
HD Supply Holdings, Inc (b)	4	148
Healthcare Services Group Inc. (a)	2	39
Heartland Express Inc.	1	20
HEICO Corp.	1	119
HEICO Corp. - Class A	2	166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Heidrick & Struggles International Inc.	—	12
Helios Technologies, Inc.	1	27
Herc Holdings Inc. (b)	1	23
Heritage-Crystal Clean, LLC (b)	—	8
Herman Miller Inc.	1	61
Hertz Global Holdings, Inc. (b)	2	26
Hexcel Corp.	2	155
Hillenbrand Inc.	1	43
HNI Corp.	1	34
Honeywell International Inc.	16	2,742
HUB Group Inc. - Class A (b)	1	37
Hubbell Inc.	1	160
Huntington Ingalls Industries Inc.	1	197
Huron Consulting Group Inc. (b)	1	33
Hyster-Yale Materials Handling Inc. - Class A	—	9
ICF International, Inc.	—	33
IDEX Corporation	2	277
Illinois Tool Works Inc.	7	1,136
Ingersoll-Rand Public Limited Company	5	657
Insperity, Inc.	1	86
Insteel Industries, Inc.	—	8
Interface Inc.	1	21
ITT Industries Holdings, Inc.	2	119
Jacobs Engineering Group Inc.	3	278
JB Hunt Transport Services Inc.	2	212
JELD-WEN Holding, Inc. (b)	1	28
John Bean Technologies Corp.	1	69
Johnson Controls International Public Limited Company	18	779
Kadant Inc.	—	24
Kaman Corp.	1	34
Kansas City Southern	2	299
Kelly Services Inc. - Class A	1	18
Kennametal Inc.	2	55
Kforce Inc.	1	21
Kimball International Inc. - Class B	1	15
Kirby Corp. (b)	—	26
Knight-Swift Transportation Holdings Inc. - Class A (a)	3	104
Knoll Inc.	1	26
Korn Ferry	1	47
Kratos Defense & Security Solutions, Inc. (b)	2	38
L3Harris Technologies, Inc.	5	1,029
Landstar System Inc.	1	100
Lennox International Inc.	1	192
Lincoln Electric Holdings Inc. (a)	1	116
Lindsay Corp.	—	24
Lockheed Martin Corporation	6	2,211
Lydall Inc. (b)	—	10
Macquarie Infrastructure Corporation	2	67
Manitowoc Co. Inc. (b)	1	9
ManpowerGroup Inc.	1	114
Marten Transport Ltd.	1	20
Masco Corp.	7	274
Masonite International Corp. (b)	1	32
MasTec Inc. (b)	1	86
Matson Intermodal - Paragon, Inc.	—	8
Matthews International Corp. - Class A (a)	1	23
McGrath RentCorp	1	35
Mercury Systems Inc. (b)	1	98
Meritor, Inc. (b)	2	30
Middleby Corp. (b)	1	143
Milacron Holdings Corp. (b)	2	27
Mistras Group, Inc. (b)	1	8
Mobile Mini, Inc.	1	37
Moog Inc. - Class A	1	59
MRC Global Inc. (b)	2	22
MSA Safety Inc.	1	88
MSC Industrial Direct Co. - Class A	1	71
Mueller Industries Inc.	1	33
Mueller Water Products Inc. - Class A	4	41
MYR Group Inc. (b)	—	11
National Presto Industries Inc.	—	9
Navigant Consulting, Inc.	1	25
Navistar International Corporation (b)	1	27
Nielsen Holdings plc	8	166
NN Inc.	1	6
Nordson Corp.	1	170
Norfolk Southern Corp.	6	1,065
Northrop Grumman Systems Corp.	4	1,347
Now, Inc. (b)	3	30
NV5 Global, Inc. (b)	—	14
Nvent Electric Public Limited Company	4	79
Old Dominion Freight Line Inc.	1	246
Omega Flex Inc.	—	7
Oshkosh Corp.	2	119
Owens Corning Inc.	2	151
PACCAR Inc.	8	541
Parker Hannifin Corp.	3	515
Park-Ohio Holdings Corp.	—	5
Patrick Industries Inc. (b)	1	23
Pentair Public Limited Company	4	139
PGT Innovations, Inc. (b)	1	21
Pitney Bowes Inc. (a)	4	20
Plug Power Inc. (a) (b)	6	16
Powell Industries Inc.	—	10
Primoris Services Corporation	1	21
Proto Labs Inc. (b)	1	58
Quad/Graphics Inc. - Class A	1	7
Quanex Building Products Corp.	1	13
Quanta Services, Inc.	3	119
Raven Industries Inc.	1	29
Raytheon Co.	6	1,223
RBC Bearings Incorporated (b)	1	91
Regal-Beloit Corp.	1	69
Republic Services Inc.	5	435
Resideo Technologies, Inc. (b)	3	41
Resources Connection, Inc.	1	12
REV Group Inc.	1	8
Rexnord Corporation (b)	2	62
Robert Half International Inc.	3	145
Rockwell Automation Inc.	3	432
Rollins Inc.	3	112
Roper Industries Inc.	2	826
RR Donnelley & Sons Co.	1	4
Rush Enterprises Inc. - Class A	1	22
Rush Enterprises Inc. - Class B	—	3
Ryder System, Inc.	1	61
Saia, Inc. (b)	1	52
Schneider National, Inc. - Class B	1	26
Sensata Technologies Holding PLC (b)	4	181
Simpson Manufacturing Co. Inc.	1	63
SiteOne Landscape Supply, Inc. (a) (b)	1	64
SkyWest Inc.	—	15
Snap-On Inc.	1	194
Southwest Airlines Co.	3	164
SP Plus Corporation (b)	1	19
Spartan Motors Inc.	1	12
Spirit Aerosystems Holdings Inc. - Class A	2	190
Spirit Airlines Inc. (b)	—	12
SPX Corp. (b)	1	41
SPX Flow, Inc. (b)	1	37
Standex International Corp.	—	19
Stanley Black & Decker Inc.	3	487
Steelcase Inc. - Class A	2	38
Stericycle Inc. (a) (b)	2	102
Stock Building Supply Holdings, LLC (b)	1	37
SunRun Inc. (b)	2	27
Team Inc. (a) (b)	1	13
Teledyne Technologies Inc. (b)	1	261
Tennant Co.	—	29
Terex Corp.	2	40
Tetra Tech, Inc.	1	106
Textron Inc.	5	252
The Boeing Company	12	4,527
Thermon Group Holdings, Inc. (b)	1	17
Timken Co.	2	66
Titan International, Inc.	1	4
Titan Machinery Inc. (b)	—	7
Toro Co.	2	171

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
TPI Composites, Inc. (b)	1	12
TransDigm Group Inc.	1	553
TransUnion	4	338
Trex Company, Inc. (b)	1	118
TriMas Corp. (b)	1	30
TriNet Group Inc. (b)	1	63
Trinity Industries Inc. (a)	3	50
Triton Container International Limited - Class A	1	40
Triumph Group Inc.	1	27
TrueBlue, Inc. (b)	1	17
Tutor Perini Corp. (b)	1	14
UniFirst Corp.	—	66
Union Pacific Corp.	16	2,553
United Airlines Holdings, Inc. (b)	1	129
United Parcel Service Inc. - Class B	16	1,861
United Rentals Inc. (b)	2	218
United Technologies Corp.	18	2,490
Universal Forest Products Inc.	1	52
Universal Logistics Holdings, Inc.	—	6
US Ecology, Inc.	—	30
Valmont Industries Inc.	1	68
Verisk Analytics, Inc.	3	546
Veritiv Corp. (b)	—	4
Viad Corp	—	31
Vicor Corp. (b)	—	14
VSE Corp.	—	7
Wabash National Corp.	1	16
WABCO Holdings Inc. (b)	1	151
Wabtec Corp.	4	290
Waste Connections, Inc. (d)	6	545
Waste Management, Inc.	9	1,088
Watsco Inc.	1	121
Watts Water Technologies Inc. - Class A	1	58
Welbilt Inc. (b)	3	49
Werner Enterprises Inc.	1	35
Wesco Aircraft Holdings Inc. (b)	1	14
WESCO International, Inc. (b)	1	46
Willdan Group, Inc. (b)	—	9
Willscot Corp. (b)	1	20
Woodward Governor Co.	1	136
WW Grainger Inc.	1	310
XPO Logistics Inc. (a) (b)	2	148
Xylem Inc.	4	317
YRC Worldwide Inc. (a) (b)	1	2
		63,903
Information Technology 1.0%
ASGN Incorporated (b)	1	73
IHS Markit Ltd. (b)	8	564
Systemax Inc.	—	6
		643
Consumer Discretionary 0.3%
IAA Spinco Inc. (b)	3	121
KAR Auction Services, Inc. (a)	3	72
		193
Communication Services 0.2%
Uber Technologies, Inc. (a) (b) (d)	4	124
Materials 0.1%
Park Aerospace Technologies Corp.	—	7
Univar Inc. (b)	3	61
		68
Utilities 0.0%
Vivint Solar, Inc. (a) (b)	1	5
Total Common Stocks (cost $62,765)		64,936
INVESTMENT COMPANIES 0.0%
Vanguard Industrials Index Fund	—	15
Total Investment Companies (cost $15)		15
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	883	883
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	673	673
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (g) (h)	35	35
Total Short Term Investments (cost $1,591)		1,591
Total Investments 101.8% (cost $64,371)		66,542
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.8)%		(1,186)
Total Net Assets 100.0%		65,357

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cimpress N.V.	08/06/18	48	64	0.1

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	5	December 2019	397	1	(7)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund
COMMON STOCKS 98.5%
Japan 24.5%
ABC-Mart Inc.	4	241
Acom Co. Ltd. (a)	44	175
Advantest Corporation	24	1,086
AEON Co. Ltd.	79	1,458
AEON Financial Service Co. Ltd.	14	217
AEON Mall Co. Ltd.	14	219
Air Water Inc. (a)	18	320
Aisin Seiki Co. Ltd.	20	637
Ajinomoto Co. Inc.	54	1,012
Alfresa Holdings Corp.	24	530
All Nippon Airways Co. Ltd.	15	496
ALPS Alpine Co. Ltd.	26	491
Amada Co. Ltd.	43	465
Aozora Bank, Ltd.	15	382
Asahi Breweries Ltd.	44	2,201
Asahi Glass Co. Ltd.	21	663
Asahi Intecc Co., Ltd.	24	633
Asahi Kasei Corp.	158	1,565
Astellas Pharma Inc.	232	3,323
Bandai Namco Holdings Inc.	25	1,556
Bank of Kyoto Ltd. (a)	7	283
Benesse Holdings Inc.	9	237
Bridgestone Corp.	71	2,746
Brother Industries Ltd.	27	496
Calbee,Inc.	11	328
Canon Inc.	124	3,308
Casio Computer Co. Ltd. (a)	25	389
Central Japan Railway Co.	18	3,670
China Bank Ltd. (a)	73	375
Chubu Electric Power Co. Inc.	79	1,143
Chugai Pharmaceutical Co. Ltd.	27	2,143
Chugoku Electric Power Co. Inc. (a)	34	434
Coca-Cola Bottlers Japan Holdings Inc.	16	360
Concordia Financial Group, Ltd.	134	519
Credit Saison Co. Ltd.	20	264
CyberAgent Inc. (a)	13	501
Dai Nippon Printing Co. Ltd.	30	775
Daicel Corp. (a)	35	302
Daifuke Co. Ltd. (a)	12	646
Dai-ichi Life Holdings, Inc.	132	1,997
Daiichi Sankyo Company, Ltd	70	4,451
Daikin Industries Ltd.	31	4,074
Dainippon Sumitomo Pharma Co. Ltd. (a)	20	329
Daito Trust Construction Co. Ltd. (a)	9	1,126
Daiwa House Industry Co. Ltd.	69	2,255
Daiwa House REIT Investment Corporation	—	636
Daiwa Securities Group Inc.	189	847
Denso Corp.	53	2,336
Dentsu Inc.	27	939
Disco Corp.	4	669
East Japan Railway Co.	38	3,625
Eisai Co. Ltd. (a)	30	1,553
Electric Power Development Co., Ltd.	18	410
Familymart Co., Ltd.	32	781
Fanuc Ltd.	24	4,550
Fast Retailing Co. Ltd. (a)	7	4,297
Fuji Electric Holdings Co. Ltd. (a)	16	488
FUJIFILM Holdings Corp.	45	1,967
Fujitsu Ltd.	25	1,978
Fukuoka Financial Group, Inc.	23	442
GMO Payment Gateway, Inc. (a)	6	378
Hakuhodo DY Holdings Incorporated	30	437
Hamamatsu Photonics KK	16	613
Hankyu Hanshin Holdings Inc.	29	1,102
Hikari Tsushin Inc.	3	565
Hino Motors Ltd.	33	275
Hirose Electric Co. Ltd.	4	467
Hisamitsu Pharmaceutical Co. Inc.	7	286
Hitachi Chemical Co. Ltd.	12	400
Hitachi Construction Machinery Co. Ltd. (a)	13	323
Hitachi High-Technologies Corp.	8	482
Hitachi Ltd.	120	4,497
Hitachi Metals Ltd.	26	277
Honda Motor Co. Ltd.	199	5,190
Hoshizaki Corporation	7	529
Hoya Corp.	47	3,869
Hulic Co. Ltd.	36	369
Idemitsu Kosan Co., Ltd.	23	662
IHI Corp.	18	393
Iida Group Holdings Co., Ltd.	18	289
Inpex Corporation	128	1,181
Isetan Mitsukoshi Holdings Ltd. (a)	41	329
Isuzu Motors Ltd.	66	730
ITOCHU Corp.	166	3,441
ITOCHU Techno-Solutions Corporation	13	354
J.Front Retailing Co., Ltd.	30	353
Japan Airlines Co., Ltd	14	410
Japan Airport Terminal Co. Ltd. (a)	7	305
Japan Exchange Group Inc.	63	1,004
Japan Post Bank Co., Ltd. (a)	49	475
Japan Post Holdings Co., Ltd.	190	1,760
Japan Prime Realty Investment Corp.	—	471
Japan Real Estate Investment Corp. (a)	—	1,081
Japan Retail Fund Investment Corp.	—	707
Japan Tobacco Inc.	148	3,247
JFE Holdings Inc.	61	740
JGC Corp.	26	343
JS Group Corp.	33	573
JSR Corp.	23	375
JTEKT Corp.	27	314
JXTG Holdings, Inc.	392	1,791
Kajima Corp. (a)	55	720
Kakaku.com Inc.	16	400
Kamigumi Co. Ltd.	12	283
Kaneka Corp.	7	207
Kansai Electric Power Co. Inc.	88	983
Kansai Paint Co. Ltd.	21	488
Kao Corp.	61	4,507
Kawasaki Heavy Industries Ltd. (a)	17	385
KDDI Corp.	217	5,674
Keihan Holdings Co. Ltd.	12	553
Keikyu Corp.	27	519
Keio Corp.	13	787
Keisei Electric Railway Co. Ltd.	16	641
Keyence Corp.	11	7,042
Kikkoman Corp.	18	854
Kintetsu Corp.	21	1,107
Kirin Holdings Co. Ltd.	100	2,129
Kobayashi Pharmaceutical Co. Ltd.	6	482
Kobe Steel Ltd.	38	202
Koito Manufacturing Co. Ltd.	13	640
Komatsu Ltd. (a)	113	2,609
Konami Corp.	12	587
Konica Minolta Holdings Inc.	55	386
Kose Corp. (a)	4	697
Kubota Corp.	128	1,947
Kuraray Co. Ltd.	38	463
Kurita Water Industries Ltd.	12	318
Kyocera Corp.	39	2,445
Kyowa Kirin Co., Ltd.	30	590
Kyushu Electric Power Co. Inc.	46	431
Kyushu Railway Company (a)	20	623
Lawson Inc.	6	312
Line Corporation (a) (b)	8	270
Lion Corp.	27	534
M3, Inc.	52	1,273
Makita Corp.	27	876
Marubeni Corp.	195	1,304
Marui Group Co. Ltd. (a)	25	534
Maruichi Steel Tube Ltd.	7	173
Mazda Motor Corp.	69	615
McDonald's Holdings Co. Japan Ltd.	8	388
Mebuki Financial Group, Inc.	112	276
Medipal Holdings Corp.	24	544
Meiji Holdings Co., Ltd.	14	1,039
Mercari, Inc. (a) (b)	10	257

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Minebea Mitsumi Inc.	45	719
MISUMI Group Inc.	35	832
Mitsubishi Chemical Holdings Corporation (a)	160	1,144
Mitsubishi Corp.	168	4,131
Mitsubishi Electric Corp.	223	2,985
Mitsubishi Estate Co. Ltd.	146	2,825
Mitsubishi Gas Chemical Co. Inc.	20	264
Mitsubishi Heavy Industries Ltd.	39	1,526
Mitsubishi Materials Corp.	14	371
Mitsubishi Motors Corp. (a)	81	351
Mitsubishi Tanabe Pharma Corp.	28	308
Mitsubishi UFJ Financial Group Inc.	1,516	7,719
Mitsubishi UFJ Lease & Finance Co. Ltd.	55	317
Mitsui & Co. Ltd.	203	3,336
Mitsui Chemicals Inc.	22	498
Mitsui Fudosan Co. Ltd.	109	2,720
Mitsui OSK Lines Ltd.	14	364
Mizuho Financial Group Inc. (a)	2,995	4,603
MonotaRO Co., Ltd.	16	409
MS&AD Insurance Group Holdings, Inc.	58	1,884
Murata Manufacturing Co. Ltd.	70	3,405
Nabtesco Corp.	15	454
Nagoya Railroad Co. Ltd.	24	713
NEC Corp.	31	1,299
NEC Electronics Corp. (b)	91	595
NEXON Co.,Ltd. (b)	60	727
NGK Insulators Ltd.	34	490
NGK Spark Plug Co. Ltd. (a)	19	372
Nidec Corp.	28	3,741
Nikon Corp. (a)	40	495
Nintendo Co. Ltd.	14	5,105
Nippon Building Fund Inc.	—	1,268
Nippon Electric Glass Co. Ltd.	10	226
Nippon Express Co. Ltd.	9	466
Nippon Meat Packers Inc.	11	432
Nippon Paint Co. Ltd.	18	956
Nippon Steel Corporation	100	1,405
Nippon Telegraph & Telephone Corp.	80	3,816
Nippon Yusen KK (a)	20	333
Nissan Chemical Industries Ltd.	15	626
Nissan Motor Co. Ltd. (a)	281	1,756
Nisshin Seifun Group Inc.	24	452
Nissin Foods Holdings Co. Ltd.	7	536
Nitori Co. Ltd.	10	1,468
Nitto Denko Corp.	19	941
Nomura Holdings Inc.	411	1,753
Nomura Real Estate Holdings, Inc.	16	345
Nomura Real Estate Master Fund. Inc.	—	869
Nomura Research Institute Ltd.	40	809
NSK Ltd.	44	370
NTT Data Corp.	78	1,018
NTT DoCoMo Inc.	166	4,236
Obayashi Corp.	80	801
Obic Co. Ltd.	8	941
Odakyu Electric Railway Co. Ltd.	36	872
OJI Holdings Corp.	106	498
Olympus Corp.	145	1,968
Omron Corp.	24	1,326
Ono Pharmaceutical Co. Ltd.	47	862
Oracle Corp. Japan	5	444
Oriental Land Co. Ltd. (a)	25	3,772
ORIX Corp.	162	2,425
Osaka Gas Co. Ltd.	45	858
Otsuka Corp.	13	520
Otsuka Holdings Co., Ltd.	49	1,835
Pan Pacific International Holdings Corporation	55	915
Panasonic Corp.	270	2,198
Park24 Co. Ltd. (a)	14	331
PeptiDream Inc. (b)	11	535
Persol Holdings Co., Ltd.	22	413
Pigeon Corp. (a)	14	590
Pola Orbis Holdings Inc.	12	259
Prologis	—	639
Rakuten Inc.	107	1,060
Recruit Holdings Co., Ltd.	165	5,041
Resona Holdings Inc.	261	1,125
Ricoh Co. Ltd. (a)	83	749
Rinnai Corp. (a)	4	270
Rohm Co. Ltd.	12	887
Ryohin Keikaku Co. Ltd. (a)	30	562
Sankyo Co. Ltd.	5	174
Santen Pharmaceutical Co. Ltd.	45	788
SBI Holdings Inc.	29	621
Secom Co. Ltd.	26	2,354
Sega Sammy Holdings Inc.	21	300
Seibu Holdings Inc.	26	445
Seiko Epson Corp. (a)	34	485
Sekisui Chemical Co. Ltd.	47	726
Sekisui House Ltd.	77	1,531
Seven & I Holdings Co., Ltd.	93	3,577
Seven Bank, Ltd.	68	186
SG Holdings Co., Ltd.	19	473
Sharp Corp. (a)	26	293
Shimadzu Corp.	28	702
Shimamura Co. Ltd.	3	206
Shimano Inc.	9	1,375
Shimizu Corp. (a)	72	653
Shin-Etsu Chemical Co. Ltd.	45	4,869
Shinsei Bank Ltd.	21	310
Shionogi & Co. Ltd.	33	1,855
Shiseido Co. Ltd.	49	3,965
Shizuoka Bank Ltd. (a)	56	419
Showa Denko KK	16	426
SMC Corp.	7	3,059
SoftBank Corporation (a)	208	2,820
SoftBank Group Corp.	202	8,005
Sohgo Security Services Co. Ltd.	9	458
Sompo Holdings, Inc.	41	1,709
Sony Corp.	156	9,234
Sony Financial Holdings Inc.	19	410
Stanley Electric Co. Ltd.	16	431
Subaru Corp. NPV	75	2,126
SUMCO Corporation	30	403
Sumitomo Chemical Co. Ltd.	185	837
Sumitomo Corp.	145	2,275
Sumitomo Electric Industries Ltd. (a)	94	1,203
Sumitomo Heavy Industries Ltd.	13	399
Sumitomo Metal Mining Co. Ltd. (a)	29	904
Sumitomo Mitsui Financial Group Inc.	163	5,583
Sumitomo Mitsui Trust Holdings Inc.	41	1,501
Sumitomo Realty & Development Co. Ltd.	41	1,577
Sumitomo Rubber Industries Inc.	20	237
Sundrug Co. Ltd.	9	281
Suntory Beverage & Food Limited	17	737
Suzuken Co. Ltd.	9	498
Suzuki Motor Corp. (a)	45	1,910
Sysmex Corp. (a)	21	1,402
T&D Holdings Inc.	69	740
Taiheiyo Cement Corp.	16	420
Taisei Corp.	25	973
Taisho Pharmaceutical Holdings Company Ltd.	5	343
Taiyo Nippon Sanso Corp.	16	317
Takeda Pharmaceutical Co. Ltd.	182	6,242
TDK Corp.	16	1,436
Teijin Ltd.	23	442
Terumo Corp.	79	2,573
THK Co. Ltd.	15	408
Tobu Railway Co. Ltd.	23	734
Toho Co. Ltd.	14	607
Toho Gas Co. Ltd.	9	341
Tohoku Electric Power Co. Inc.	53	513
Tokio Marine Holdings Inc.	79	4,214
Tokyo Century Corp.	6	256
Tokyo Electric Power Co. Holdings Inc. (b)	187	917
Tokyo Electron Ltd.	19	3,726
Tokyo Gas Co. Ltd.	47	1,184
Tokyu Corp.	62	1,171
Tokyu Fudosan Holdings Corporation	74	475
Toppan Printing Co. Ltd.	30	525
Toray Industries Inc.	173	1,290

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Toshiba Corp.	65	1,983
Tosoh Corp.	31	414
TOTO Ltd. (a)	17	646
Toyo Seikan Group Holdings Ltd.	18	273
Toyo Suisan Kaisha Ltd.	11	434
Toyoda Gosei Co. Ltd.	9	190
Toyota Industries Corp.	18	1,056
Toyota Motor Corp.	281	18,849
Toyota Tsusho Corp.	26	856
Trend Micro Inc.	15	712
TSURUHA Holdings ,Inc.	5	525
Unicharm Corp.	50	1,604
United Urban Investment Corp.	—	677
USS Co. Ltd.	29	556
Welcia Holdings Co.,Ltd.	5	263
West Japan Railway Co.	20	1,686
Yahoo! Japan Corp.	327	923
Yakult Honsha Co. Ltd.	15	830
Yamada Denki Co. Ltd.	77	375
Yamaha Corp. (a)	18	794
Yamaha Motor Co. Ltd.	36	655
Yamato Holdings Co. Ltd.	38	580
Yamazaki Baking Co. Ltd.	16	293
Yaskawa Electric Corp.	30	1,110
Yokogawa Electric Corp.	29	527
Yokohama Rubber Co. Ltd.	15	302
ZOZO, Inc. (a)	24	561
		419,552
United Kingdom 14.7%
3i Group plc	121	1,739
Admiral Group PLC	23	608
Anglo American PLC	129	2,963
Antofagasta PLC	47	519
Ashtead Group Public Limited Company	58	1,629
Associated British Foods PLC	44	1,258
AstraZeneca PLC	161	14,378
Auto Trader Group PLC (c)	109	684
Aviva PLC	475	2,330
BAE Systems PLC	392	2,742
Barclays Plc	2,117	3,907
Barratt Developments P L C	125	996
BP P.L.C.	2,500	15,837
British American Tobacco P.L.C.	283	10,435
BT Group Plc	1,029	2,258
Bunzl Public Limited Company	42	1,093
Burberry Group Plc	51	1,356
Carnival Plc	21	850
Centrica PLC	699	632
Coca-Cola European Partners PLC (d)	29	1,605
Coca-Cola HBC AG	24	793
Compass Group PLC	194	4,993
Croda International Public Limited Company	16	952
DCC Public Limited Company	12	1,059
Diageo PLC	292	11,924
Direct Line Insurance Group plc	169	623
easyJet PLC	21	290
Evraz PLC	66	383
Experian PLC	112	3,590
Ferguson PLC	29	2,094
Fiat Chrysler Automobiles N.V.	135	1,747
Fresnillo PLC (a)	28	232
G4S PLC	190	442
GlaxoSmithKline PLC	613	13,107
GVC Holdings PLC	68	622
Halma Public Limited Company	46	1,118
Hargreaves Lansdown PLC	35	904
HSBC Holdings PLC	2,488	19,090
Imperial Brands PLC	119	2,659
Informa Switzerland Limited	156	1,637
InterContinental Hotels Group PLC	21	1,335
Intertek Group Plc	20	1,357
Investec PLC	85	438
ITV Plc	451	697
J Sainsbury PLC	218	588
John Wood Group P.L.C.	81	378
Johnson Matthey PLC	24	905
Kingfisher Plc	268	679
Land Securities Group PLC	87	917
Legal & General Group PLC	728	2,224
Lloyds Banking Group PLC	8,738	5,812
London Stock Exchange Group PLC	39	3,490
Marks & Spencer Group Plc	240	544
Meggitt PLC	94	728
Melrose Holdings Limited	605	1,499
Merlin Entertainments PLC (c)	93	514
Micro Focus International PLC	43	595
Mondi plc	57	1,091
National Grid PLC	423	4,594
Next Plc	17	1,296
Ocado Group PLC (b)	54	885
Pearson PLC (a)	97	882
Persimmon Public Limited Company	40	1,060
Prudential Public Limited Company (e)	315	5,701
Reckitt Benckiser Group PLC	87	6,762
Relx PLC	240	5,704
Rentokil Initial PLC	228	1,310
Rio Tinto PLC	140	7,258
Rolls-Royce Holdings plc (b)	208	2,017
RSA Insurance Group PLC	125	822
Schroders PLC	16	594
SEGRO Public Limited Company	135	1,347
Severn Trent PLC	29	773
Smith & Nephew PLC	108	2,598
Smiths Group PLC	49	946
Spirax-Sarco Engineering PLC	9	877
SSE PLC	127	1,942
St. James's Place PLC	65	787
Standard Chartered PLC	342	2,870
Standard Life Aberdeen PLC	305	1,072
Taylor Wimpey PLC	405	803
Tesco PLC	1,202	3,556
The Berkeley Group Holdings PLC	16	810
The British Land Company Public Limited Company	115	830
The Royal Bank of Scotland Group Public Limited Company	611	1,556
The Sage Group PLC.	135	1,148
TUI AG (f)	57	658
Unilever N.V.	180	10,810
Unilever PLC	137	8,215
United Utilities Group PLC	86	874
Vodafone Group Public Limited Company	3,274	6,523
Weir Group PLC(The)	32	552
Whitbread PLC	16	864
WM Morrison Supermarkets P L C	310	763
WPP 2012 Limited	154	1,924
		251,852
France 10.4%
Accor SA	23	978
Aeroports de Paris	4	641
Alstom	24	1,015
Amundi (c)	8	526
Arkema	9	793
AtoS SE	12	858
AXA SA	237	6,064
Biomerieux SA	5	406
BNP Paribas SA	138	6,713
Bollore SA	104	432
Bouygues SA	27	1,078
Bureau Veritas	36	868
Capgemini SA	20	2,312
Carrefour SA	73	1,279
Casino Guichard Perrachon SA (a)	7	311
Cie de Saint-Gobain	61	2,387
Cie Generale d'Optique Essilor International SA	35	5,042
CNP Assurances SA	21	414
Compagnie Generale des Etablissements Michelin	21	2,330
Covivio	5	562
Credit Agricole SA	142	1,728
Danone	76	6,664

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Dassault Aviation SA	—	404
Dassault Systemes SA	16	2,314
EDENRED	30	1,442
Eiffage	10	1,012
Electricite de France	74	828
Engie	226	3,681
Eurazeo SA	5	374
Eurofins Scientific SE (a)	1	681
Eutelsat Communications	23	426
Faurecia	10	454
Gecina SA	6	884
Getlink S.E.	54	817
Hermes International SCA	4	2,679
Icade SA	4	332
Iliad SA (a)	4	339
Imerys	4	176
Ingenico Group	7	717
IPSEN	5	444
JC Decaux SA	9	240
Kering SA	9	4,795
Klepierre	25	863
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	53	7,538
Legrand SA	33	2,328
L'Oreal SA	31	8,732
LVMH Moet Hennessy Louis Vuitton SE	34	13,641
Natixis	117	486
Orange SA	247	3,868
Pernod-Ricard SA	26	4,699
Peugeot SA	74	1,834
Publicis Groupe SA	26	1,284
Remy Cointreau SA (a)	3	370
Renault SA	24	1,379
Safran	40	6,312
Sanofi SA	138	12,825
Sartorius Stedim Biotech	3	471
Schneider Electric SE (b)	67	5,904
SCOR	20	837
SEB SA	3	444
Societe BIC SA (a)	3	199
Societe Generale SA	94	2,573
Sodexo SA	11	1,265
SUEZ	42	666
Teleperformance	7	1,562
Thales SA	13	1,503
Total SA (a)	294	15,322
Ubisoft Entertainment (b)	10	740
Valeo	30	968
Veolia Environnement	67	1,693
VINCI	63	6,732
Vivendi SA	113	3,096
Wendel SA	3	430
Worldline (a) (b)	10	627
		177,631
Switzerland 9.5%
ABB Ltd.	228	4,484
Adecco Group AG	20	1,094
Alcon AG (b)	51	2,950
Baloise Holding AG	6	1,075
Barry Callebaut AG	—	574
Clariant AG	24	457
Compagnie Financiere Richemont SA	64	4,685
Credit Suisse Group AG	316	3,871
Dufry AG	5	427
EMS-Chemie Holding AG	1	666
Geberit AG	5	2,156
Givaudan SA	1	3,184
Glencore PLC	1,349	4,052
Julius Bar Gruppe AG	28	1,236
Kühne + Nagel International AG	7	991
LafargeHolcim Ltd.	60	2,972
Lindt & Spruengli AG	—	1,075
Lonza Group AG	9	3,109
Nestle SA	377	40,877
Novartis AG	264	22,882
Pargesa Holding SA	5	380
Partners Group Holding AG	2	1,750
Roche Holding AG	86	25,146
Schindler Holding AG	3	570
SGS SA	1	1,658
Sika AG	16	2,283
Sonova Holding AG	7	1,566
STMicroelectronics NV	85	1,651
Straumann Holding AG	1	1,006
Swatch Group AG	7	364
Swatch Group AG	4	963
Swiss Life Holding AG	4	1,995
Swiss Prime Site AG	9	920
Swiss Re AG	38	3,931
Swisscom AG	3	1,596
Temenos Group AG	8	1,369
UBS Group AG	472	5,362
Vifor Pharma Management AG	6	904
Zurich Insurance Group AG	19	7,131
		163,362
Germany 7.9%
1&1 Drillisch AG	6	200
Adidas AG	22	6,913
Allianz SE	52	12,202
ATF Netherlands B.V.	109	892
Axel Springer SE	6	446
BASF SE	113	7,913
Bayer AG	115	8,098
Bayerische Motoren Werke AG	41	2,853
Beiersdorf AG	12	1,453
Brenntag AG	19	915
Carl Zeiss Meditec AG	5	553
Ceconomy AG	22	346
Continental AG	13	1,701
Covestro AG (c)	22	1,067
Daimler AG	111	5,528
Delivery Hero SE (b) (c)	14	604
Deutsche Bank AG	242	1,812
Deutsche Boerse AG	24	3,681
Deutsche Lufthansa AG	29	465
Deutsche Post AG	122	4,087
Deutsche Telekom AG	410	6,887
Deutsche Wohnen Service Merseburg GmbH	43	1,581
Dresdner Bank AG	125	725
E.ON SE	269	2,617
Evonik Industries AG	23	557
Fraport AG Frankfurt Airport Services Worldwide	5	447
Fresenius Medical Care AG & Co. KGaA	26	1,767
Fresenius SE & Co. KGaA	51	2,390
GEA Group AG	19	518
Hannover Rueck SE	8	1,269
HeidelbergCement AG	19	1,345
Henkel AG & Co. KGaA	13	1,162
Hochtief AG	3	337
Hugo Boss AG	8	416
Infineon Technologies AG	152	2,745
Kion Group AG	8	424
Knorr - Bremse Aktiengesellschaft	6	587
LANXESS Aktiengesellschaft	11	657
Merck KGaA	16	1,818
MTU Aero Engines AG	6	1,726
Muenchener Rueckversicherungs AG	18	4,588
Puma SE	10	781
RTL Group SA (d)	5	248
RWE AG	67	2,109
SAP SE	121	14,267
Siemens AG	94	10,059
Siemens Healthineers AG (c)	18	708
Symrise AG	16	1,517
Telefonica Deutschland Holding AG	108	302
ThyssenKrupp AG	50	695
Uniper SE	25	830
United Internet AG	15	546
Volkswagen AG	4	674

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Vonovia SE	62	3,148
Wirecard AG	14	2,326
Zalando SE (b) (c)	15	699
		135,201
Australia 7.2%
AGL Energy Limited	82	1,059
Alumina Ltd.	315	505
AMP Ltd.	361	445
APA Group	147	1,137
Aristocrat Leisure Ltd.	72	1,488
ASX Ltd.	24	1,307
Aurizon Holdings Limited	242	965
AusNet Services Holdings Pty Ltd	213	261
Australia & New Zealand Banking Group Ltd.	349	6,722
Bank of Queensland Ltd. (a)	48	322
Bendigo and Adelaide Bank Ltd.	59	458
BHP Group PLC	259	5,505
BHP Group PLC (a)	361	8,987
BlueScope Steel Ltd.	64	521
Boral Ltd.	144	468
Brambles Limited	199	1,525
Caltex Australia Ltd.	32	573
Challenger Financial Services Group Ltd. (a)	67	335
CIMIC Group Limited	12	255
Coca-Cola Amatil Ltd.	60	434
Cochlear Ltd.	7	1,007
Coles Group Limited (a)	142	1,477
Commonwealth Bank of Australia	218	11,902
Computershare Ltd.	60	653
Crown Resorts Limited	46	375
CSL Ltd.	56	8,830
DEXUS Funds Management Limited	134	1,078
Flight Centre Ltd. (a)	7	214
Fortescue Metals Group Ltd. (a)	172	1,025
Goodman Funding Pty Ltd	202	1,940
GPT Group	227	945
Harvey Norman Holdings Ltd. (a)	66	203
Incitec Pivot Ltd.	200	457
Insurance Australia Group Ltd.	289	1,536
LendLease Corp. Ltd.	70	827
Macquarie Group Limited	40	3,535
Magellan Financial Group Ltd	14	471
Medibank Private Limited	340	780
Mirvac Group	480	991
National Australia Bank Ltd. (a)	346	6,926
Newcrest Mining Ltd.	96	2,238
Oil Search Ltd.	171	847
Orica Ltd.	46	703
Origin Energy Ltd.	220	1,185
QBE Insurance Group Ltd.	163	1,382
Ramsay Health Care Ltd.	17	760
REA Group Ltd.	7	511
Rio Tinto Ltd.	45	2,852
Santos Ltd.	220	1,155
Scentre Group Limited	652	1,731
SEEK Limited	43	624
Sonic Health Care Ltd.	55	1,049
South32 Limited	605	1,069
Stockland	285	876
Suncorp Group Limited	157	1,448
Sydney Airport Corporation Limited	134	725
Tabcorp Holdings Ltd.	246	807
Telstra Corp. Ltd.	510	1,209
TPG Telecom Ltd. (a)	45	210
Transurban Group	332	3,289
Treasury Wine Estates Limited	90	1,127
Vicinity Centres RE Ltd	406	706
Washington H Soul Pattinson & Co. Ltd. (a)	14	204
Wesfarmers Ltd.	140	3,769
Westpac Banking Corp.	425	8,495
Woodside Petroleum Ltd.	114	2,498
Woolworths Group Ltd.	156	3,917
WorleyParsons Ltd. (a)	39	346
		124,176
Netherlands 5.6%
ABN AMRO Bank N.V. - CVA (c)	53	931
Adyen B.V. (b) (c)	1	845
Aegon NV (a)	216	896
Airbus SE	72	9,297
Akzo Nobel N.V.	28	2,507
ASML Holding	53	13,049
CNH Industrial N.V.	128	1,300
Heineken Holding N.V.	14	1,431
Heineken NV	32	3,460
ING Groep N.V.	484	5,066
Koninklijke Ahold Delhaize N.V.	146	3,655
Koninklijke DSM N.V.	22	2,696
Koninklijke KPN N.V.	432	1,348
Koninklijke Philips N.V.	113	5,257
Koninklijke Vopak N.V.	9	442
NN Group N.V. (a)	36	1,290
NXP Semiconductors N.V.	35	3,797
Prosus N.V. (b)	59	4,343
Randstad NV	15	728
Royal Dutch Shell PLC - Class A	535	15,678
Royal Dutch Shell PLC - Class B	462	13,617
Unibail-Rodamco SE	17	2,466
Wolters Kluwer NV	34	2,500
		96,599
Hong Kong 3.3%
AIA Group Limited	1,491	14,105
ASM Pacific Technology Ltd.	40	488
Bank of East Asia Ltd.	161	396
BOC Hong Kong Holdings Ltd.	446	1,517
CK Asset Holdings Limited	316	2,140
CK Hutchison Holdings Limited	331	2,925
CK Infrastructure Holdings Limited	80	538
CLP Holdings Ltd.	200	2,104
Dairy Farm International Holdings Ltd.	43	273
Galaxy Entertainment Group Ltd.	269	1,677
Hang Lung Properties Ltd.	245	558
Hang Seng Bank Ltd.	94	2,037
Henderson Land Development Co. Ltd.	181	841
HK Electric Investments Limited	354	338
HKT Trust	457	726
Hong Kong & China Gas Co. Ltd.	1,241	2,422
Hong Kong Exchanges & Clearing Ltd.	148	4,349
Hongkong Land Holdings Ltd.	146	824
Hysan Development Co. Ltd.	76	307
Jardine Matheson Holdings Ltd.	27	1,453
Kerry Properties Ltd.	82	255
Link Real Estate Investment Trust	260	2,879
Melco Resorts & Entertainment Ltd. - ADR	26	501
MGM China Holdings Limited	112	175
MTR Corp. (a)	192	1,077
New World Development Ltd.	787	1,022
NWS Holdings Ltd.	188	291
PCCW Ltd.	504	283
Power Assets Holdings Ltd.	170	1,143
Shangri-La Asia Ltd. (a)	142	145
Sino Land Co.	377	568
SJM Holdings Limited	242	231
Sun Hung Kai Properties Ltd.	195	2,813
Swire Pacific Ltd. - Class A	62	576
Swire Properties Limited	145	457
Techtronic Industries Company Limited	171	1,192
Vitasoy International Holdings Ltd.	98	398
WH Group Limited (c)	1,167	1,048
Wharf Holdings Ltd.	149	327
Wharf Real Estate Investment Company Limited	151	828
Wheelock & Co. Ltd.	99	566
Yue Yuen Industrial Holdings Ltd.	89	244
		57,037
Spain 2.9%
ACS, Actividades de Construccion y Servicios, S.A.	32	1,291
AENA, S.M.E., S.A. (c)	8	1,543
Amadeus IT Group SA	54	3,904
Banco Bilbao Vizcaya Argentaria SA	825	4,297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Banco de Sabadell, S.A.	701	678
Banco Santander SA	2,071	8,441
Bankia, S.A.	160	302
Bankinter SA	83	525
CaixaBank, S.A.	449	1,178
Cellnex Telecom, S.A. (c)	24	975
Enagas SA	28	647
Endesa SA	39	1,039
Ferrovial, S.A.	60	1,740
Grifols, S.A. - Class A	37	1,095
Iberdrola, S.A.	740	7,692
Industria de Diseno Textil, S.A.	135	4,190
MAPFRE, S.A.	134	360
Naturgy Energy Group SA	37	991
Red Electrica Corporacion, S.A.	54	1,095
Repsol SA	178	2,790
Siemens Gamesa Renewable Energy, S.A.	28	384
Telefonica SA	578	4,414
		49,571
Sweden 2.5%
AB SKF - Class B	46	760
Aktiebolaget Electrolux - Class B	28	662
Aktiebolaget Industrivarden - Class C	21	452
Aktiebolaget Volvo - Class B	183	2,571
Alfa Laval AB	38	759
Assa Abloy AB - Class B	123	2,730
Atlas Copco Aktiebolag - Class A	82	2,526
Atlas Copco Aktiebolag - Class B	49	1,317
Boliden AB	34	779
Epiroc Aktiebolag - Class A	82	887
Epiroc Aktiebolag - Class B	47	481
Essity Aktiebolag (publ) - Class B	74	2,160
Hennes & Mauritz AB - Class B	100	1,932
Hexagon Aktiebolag - Class B	32	1,556
Husqvarna Aktiebolag - Class B	54	408
ICA Gruppen Aktiebolag	11	505
Investor AB - Class B	56	2,725
Kinnevik AB - Class B	30	784
L E Lundbergforetagen AB - Series B	9	340
Lundin Petroleum AB	24	709
Nordea Bank Abp	383	2,718
Sandvik AB	138	2,147
Securitas AB - Class B	39	590
Skandinaviska Enskilda Banken AB - Class A	198	1,824
Skanska AB - Class B	43	869
Svenska Handelsbanken AB - Class A	185	1,733
Swedbank AB - Class A	113	1,632
Swedish Match AB	20	837
Tele2 AB - Class B (a)	62	925
Telefonaktiebolaget LM Ericsson - Class B	382	3,050
Telia Co. AB	329	1,475
		42,843
Italy 2.1%
Assicurazioni Generali SpA	136	2,634
Atlantia SpA	62	1,498
Davide Campari-Milano S.p.A.	71	645
Enel SpA	1,002	7,488
ENI SpA	311	4,758
Exor Nederland N.V.	13	903
Ferrari N.V.	15	2,333
Finecobank Banca Fineco SPA	68	721
Intesa Sanpaolo SpA	1,847	4,387
Leonardo S.p.A.	50	584
Mediobanca SpA	76	829
Moncler S.p.A.	22	783
Pirelli & C. S.p.A. (c)	51	304
Poste Italiane - Societa' Per Azioni (c)	65	741
Prysmian S.p.A.	29	614
Recordati Industria Chimica E Farmaceutica S.p.A.	13	547
Snam Rete Gas SpA	258	1,302
Telecom Italia SpA	803	439
Telecom Italia SpA (b)	1,138	651
Terna – Rete Elettrica Nazionale S.p.A.	168	1,078
UniCredit S.p.A.	247	2,918
		36,157
Denmark 1.7%
A P Moller - Maersk A/S - Class A	—	497
A P Moller - Maersk A/S - Class B	1	904
Carlsberg A/S - Class B	13	1,974
Chr. Hansen Holding A/S	13	1,145
Coloplast A/S - Class B	15	1,784
Danske Bank A/S	78	1,090
Demant A/S (b)	14	354
DSV A/S	27	2,526
Genmab A/S (b)	8	1,606
H Lundbeck A/S	8	277
ISS A/S (a)	19	462
Novo Nordisk A/S - Class B	217	11,182
Novozymes A/S - Class B (a)	27	1,126
Orsted A/S (c)	24	2,196
Pandora A/S	12	474
Tryg A/S	15	426
Vestas Wind Systems A/S	24	1,831
		29,854
Singapore 1.3%
Ascendas REIT	304	687
CapitaLand Commercial Trust Management Limited	348	521
CapitaLand Ltd.	318	813
CapitaMall Trust	300	571
City Developments Ltd.	54	384
ComfortDelgro Corp. Ltd.	263	457
DBS Group Holdings Ltd.	223	4,032
Genting Singapore Limited	791	504
Golden Agri-Resources Ltd.	877	143
Jardine Cycle & Carriage Ltd.	12	262
Keppel Corporation Limited	181	776
Oversea-Chinese Banking Corporation Limited	381	2,990
Sembcorp Industries Ltd	115	174
Singapore Airlines Ltd.	68	450
Singapore Airport Terminal Services Ltd.	80	282
Singapore Exchange Ltd.	93	572
Singapore Press Holdings Ltd.	194	292
Singapore Technologies Engineering Ltd.	192	534
Singapore Telecommunications Limited	997	2,237
Suntec Real Estate Investment Trust	215	296
United Overseas Bank Ltd.	156	2,899
UOL Group Ltd.	59	318
Venture Corp. Ltd.	35	390
Wilmar International Limited	230	621
Yangzijiang Shipbuilding (Holdings) Ltd.	285	198
		21,403
Belgium 1.0%
ageas SA/NV	22	1,242
Anheuser-Busch InBev	93	8,923
Colruyt SA	7	391
Groupe Bruxelles Lambert SA	10	943
KBC Groep NV	30	1,965
Proximus	18	521
Solvay SA	9	959
Telenet Group Holding	5	255
UCB SA	15	1,122
Umicore	24	922
		17,243
Finland 1.0%
Elisa Oyj	18	902
Fortum Oyj	54	1,284
Kone Corporation - Class B	42	2,376
Metso Oyj	14	518
Neste Oyj	51	1,705
Nokia Oyj	697	3,523
Nokian Renkaat Oyj	15	435
Orion Oyj - Class B	12	454
Sampo Oyj - Class A	54	2,152
Stora Enso Oyj - Class R	71	858
UPM-Kymmene Oyj	67	1,975

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Wartsila Oyj	54	604
		16,786
Norway 0.6%
Aker BP ASA	14	371
DNB Bank ASA	118	2,070
Equinor ASA	122	2,323
Gjensidige Forsikring ASA	25	493
Mowi ASA	54	1,240
Norsk Hydro ASA	173	609
Orkla ASA	95	861
Schibsted ASA - Class B	12	338
Telenor ASA	90	1,797
Yara International ASA	22	953
		11,055
Ireland 0.6%
AIB Group Public Limited Company	101	301
Bank of Ireland Group Public Limited Company	118	466
CRH Plc	100	3,450
Flutter Entertainment Public Limited Company	10	897
James Hardie Industries Public Limited Company - CDI	55	918
Kerry Group Plc - Class A	19	2,270
Kingspan Group Plc	19	922
Smurfit Kappa Funding Designated Activity Company	27	806
		10,030
Israel 0.6%
Azrieli Group Ltd.	5	392
Bank Hapoalim BM	139	1,095
Bank Leumi Le-Israel BM	183	1,303
Check Point Software Technologies Ltd (b)	15	1,667
CyberArk Software Ltd. (b)	5	488
Elbit Systems Ltd.	3	475
Israel Chemicals Ltd.	91	451
Israel Discount Bank Ltd. - Class A	153	673
Mizrahi Tefahot Bank Ltd.	17	414
Nice Ltd. (b)	8	1,146
Teva Pharmaceutical Industries Ltd. - ADR (a) (b)	133	914
Wix.Com Ltd. (b)	6	656
		9,674
New Zealand 0.2%
a2 Milk Co. Ltd. (b)	90	750
Auckland International Airport Limited	123	706
Fisher & Paykel Healthcare Corp.	71	770
Fletcher Building Ltd.	112	362
Meridian Energy Limited	153	498
Ryman Healthcare Ltd.	48	402
Spark New Zealand Ltd.	214	592
		4,080
Austria 0.2%
Andritz AG	9	372
Erste Group Bank AG	38	1,242
OMV AG	18	984
Raiffeisen Bank International AG	18	425
Verbund AG	8	452
Voestalpine AG (a)	14	319
		3,794
Luxembourg 0.2%
ArcelorMittal	83	1,181
Millicom International Cellular SA - SDR	9	419
SES S.A. - FDR (a)	45	821
Tenaris SA	59	625
		3,046
Portugal 0.2%
Banco Espirito Santo SA (b) (d) (g)	413	—
Energias de Portugal SA	313	1,214
Galp Energia, SGPS, S.A.	63	942
Jeronimo Martins, SGPS, S.A.	30	500
		2,656
United States of America 0.2%
AerCap Holdings N.V. (b)	16	883
Jardine Strategic Holdings Ltd.	28	824
Qiagen N.V. (b)	28	935
		2,642
Macau 0.1%
Sands China Ltd.	302	1,371
Wynn Macau, Limited	197	386
		1,757
China 0.0%
BeiGene, Ltd. - ADR (b)	4	526
United Arab Emirates 0.0%
NMC Health PLC	12	389
Malta 0.0%
BGP Holdings PLC (b) (d) (g)	479	—
Total Common Stocks (cost $1,519,957)		1,688,916
PREFERRED STOCKS 0.6%
Germany 0.5%
Bayerische Motoren Werke AG	7	395
Fuchs Petrolub SE	9	322
Henkel AG & Co. KGaA (h)	22	2,153
Porsche Automobil Holding SE (h)	19	1,242
Sartorius AG	4	766
Volkswagen AG (h)	23	3,902
		8,780
Switzerland 0.1%
Lindt & Spruengli AG (a) (h)	—	997
Schindler Holding AG (h)	5	1,135
		2,132
Total Preferred Stocks (cost $10,456)		10,912
RIGHTS 0.0%
Australia 0.0%
Harvey Norman Holdings Ltd. (a) (b)	4	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 3.3%
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (i)	51,496	51,496
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (i)	4,816	4,816
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (j) (k)	715	712
Total Short Term Investments (cost $57,024)		57,024
Total Investments 102.4% (cost $1,587,437)		1,756,857
Other Derivative Instruments (0.0)%		(48)
Other Assets and Liabilities, Net (2.4)%		(41,084)
Total Net Assets 100.0%		1,715,725

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $13,385 and 0.8% of the Fund.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Investment in affiliate.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Convertible security.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,815	197	352	206	150	(109)	5,701	0.3%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	12/17/14	996	658	—

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	123	December 2019	EUR	4,310	35	69
FTSE 100 Index	29	December 2019	GBP	2,115	(2)	32
S&P/ASX 200 Index	11	December 2019	AUD	1,838	(2)	—
Topix Index	24	December 2019	JPY	379,338	(20)	16
					11	117

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	12/18/19	AUD	174	118	(1)
AUD/USD	CIT	12/18/19	AUD	781	528	—
AUD/USD	HSB	12/18/19	AUD	761	515	(8)
EUR/USD	BCL	12/18/19	EUR	881	966	(14)
EUR/USD	BOA	12/18/19	EUR	1,726	1,892	(27)
EUR/USD	CIT	12/18/19	EUR	1,616	1,772	(9)
GBP/USD	BCL	12/18/19	GBP	1,372	1,694	(16)
GBP/USD	CIT	12/18/19	GBP	788	972	(7)
JPY/USD	BCL	12/18/19	JPY	83,605	778	(1)
JPY/USD	CIT	12/18/19	JPY	298,494	2,777	(16)
USD/AUD	BMO	12/18/19	AUD	(166)	(112)	2
USD/AUD	CIT	12/18/19	AUD	(336)	(228)	1
USD/AUD	RBC	12/18/19	AUD	(167)	(113)	2
USD/EUR	BCL	12/18/19	EUR	(246)	(270)	2
USD/EUR	BMO	12/18/19	EUR	(423)	(464)	7
USD/EUR	HSB	12/18/19	EUR	(424)	(464)	—
USD/EUR	JPM	12/18/19	EUR	(281)	(309)	5
USD/EUR	RBC	12/18/19	EUR	(106)	(116)	1
USD/EUR	SCB	12/18/19	EUR	(175)	(192)	3
USD/EUR	SGA	12/18/19	EUR	(391)	(429)	3
USD/GBP	BMO	12/18/19	GBP	(73)	(91)	—
USD/GBP	CIT	12/18/19	GBP	(292)	(360)	5
USD/GBP	GSC	12/18/19	GBP	(292)	(360)	3
USD/GBP	SCB	12/18/19	GBP	(222)	(273)	—
USD/GBP	SGA	12/18/19	GBP	(146)	(180)	2
USD/JPY	BMO	12/18/19	JPY	(142,710)	(1,328)	4
USD/JPY	CIT	12/18/19	JPY	(15,915)	(148)	—
USD/JPY	RBC	12/18/19	JPY	(31,600)	(294)	—
USD/JPY	SCB	12/18/19	JPY	(31,940)	(297)	—
					5,984	(59)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.3%
Materials 99.3%
AdvanSix Inc. (a)	1	20
Air Products and Chemicals, Inc.	6	1,432
AK Steel Holding Corporation (a) (b)	9	21
Albemarle Corporation (b)	3	216
Alcoa Corporation (a)	5	109
Allegheny Technologies Incorporated (a)	4	75
Amcor Plc	48	465
American Vanguard Corporation	1	11
Amyris, Inc. (a) (b)	1	6
AptarGroup, Inc.	2	219
Ashland Global Holdings Inc.	2	141
Avery Dennison Corporation	2	282
Axalta Coating Systems Ltd. (a)	6	187
Balchem Corporation	1	95
Ball Corporation	9	679
Berry Global Group, Inc. (a)	4	151
Boise Cascade Company	1	37
Cabot Corp.	2	78
Carpenter Technology Corp.	1	72
Celanese Corp. - Class A	4	455
Century Aluminum Co. (a)	2	10
CF Industries Holdings Inc.	7	320
Chase Corporation	—	24
Chemours Co.	5	71
Clearwater Paper Corporation (a)	1	10
Cleveland-Cliffs Inc. (b)	8	59
Coeur d'Alene Mines Corp. (a)	6	29
Commercial Metals Co.	3	59
Compass Minerals International, Inc.	1	56
Corteva, Inc.	22	618
Crown Holdings Inc. (a)	4	263
Domtar Corp. (c)	2	66
Dow Holdings Inc.	22	1,047
DuPont de Nemours, Inc	22	1,572
Eagle Materials Inc.	1	117
Eastman Chemical Co.	4	301
Ecolab Inc.	8	1,507
Element Solutions, Inc. (a)	7	69
Ferro Corp. (a)	2	26
FMC Corp.	4	339
Freeport-McMoRan Inc. - Class B	43	408
FutureFuel Corp.	1	10
GCP Applied Technologies Inc. (a)	2	37
Graphic Packaging Holding Co.	9	128
Greif Inc. - Class A	1	28
Greif Inc. - Class B	—	5
Hawkins Inc.	—	11
Haynes International Inc.	—	12
HB Fuller Co. (b)	1	69
Hecla Mining Co. (b)	14	24
Huntsman Corp.	6	143
Ingevity Corporation (a)	1	105
Innophos Holdings Inc	1	19
Innospec Inc.	1	64
International Flavors & Fragrances Inc. (b)	3	365
International Paper Co.	11	464
Intrepid Potash, Inc. (a)	3	10
Kaiser Aluminum Corp.	—	46
Koppers Holdings Inc. (a)	1	17
Kraton Corporation (a)	1	30
Kronos Worldwide, Inc.	1	9
Linde Public Limited Company	16	3,083
Livent Corporation (a)	4	29
Louisiana-Pacific Corp.	4	88
LyondellBasell Industries N.V. - Class A	8	704
Martin Marietta Materials Inc.	2	501
Materion Corp.	1	37
Mercer International Inc.	1	16
Minera Andes Inc. (b) (c)	8	12
Minerals Technologies Inc.	1	55
MOS Holdings Inc.	11	219
Myers Industries Inc.	1	17
Neenah Inc.	1	32
NewMarket Corp.	—	124
Newmont Goldcorp Corporation (c)	24	912
Nucor Corp.	9	456
Olin Corp. (b)	5	90
Omnova Solutions Inc. (a)	1	14
Owens-Illinois Inc.	4	46
P.H. Glatfelter Co.	1	20
Packaging Corp. of America	3	295
PolyOne Corporation	2	75
PPG Industries Inc.	7	821
PQ Group Holdings Inc. (a)	1	20
Quaker Chemical Corp.	—	62
Rayonier Advanced Materials Inc.	1	5
Reliance Steel & Aluminum Co.	2	196
Resolute Forest Products Inc. (c)	2	8
Royal Gold Inc. (b)	2	235
RPM International Inc.	4	265
Ryerson Holding Corp. (a)	—	4
Schnitzer Steel Industries Inc. - Class A	1	16
Schweitzer-Mauduit International Inc.	1	34
Scotts Miracle-Gro Co. - Class A	1	124
Sealed Air Corporation	5	190
Sensient Technologies Corporation	1	84
Sherwin-Williams Co.	2	1,340
Silgan Holdings Inc.	2	68
Sonoco Products Co.	3	170
Steel Dynamics Inc.	7	194
Stepan Co.	1	57
Summit Materials, Inc. - Class A (a)	3	73
SunCoke Energy, Inc. (a)	3	16
TimkenSteel Corp. (a)	1	6
Tredegar Corp.	1	16
Trinseo S.A.	1	51
Tronox Holdings PLC	3	23
U.S. Concrete, Inc. (a)	—	26
United States Lime & Minerals Inc.	—	5
United States Steel Corp. (b)	5	58
Valvoline, Inc.	6	122
Venator Materials PLC (a)	1	4
Verso Corporation - Class A (a)	1	12
Vulcan Materials Co.	4	586
W. R. Grace & Co.	2	118
Warrior Met Coal, Inc.	1	26
Westlake Chemical Corp.	1	74
Westrock Company, Inc.	8	275
Worthington Industries Inc.	1	42
Total Common Stocks (cost $25,944)		25,569
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (c) (d)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	511	511
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	93	93
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (g) (h)	9	9
Total Short Term Investments (cost $613)		613
Total Investments 101.7% (cost $26,557)		26,182
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.7)%		(438)
Total Net Assets 100.0%		25,745

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	2	December 2019	123	1	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.4%
Information Technology 27.1%
Accenture Public Limited Company - Class A	3	486
Adobe Inc. (a)	2	532
Advanced Micro Devices, Inc. (a)	4	119
Analog Devices, Inc.	1	163
ANSYS, Inc. (a)	—	73
Applied Materials, Inc.	4	184
ASGN Incorporated (a)	—	13
Autodesk, Inc. (a)	1	130
Automatic Data Processing, Inc.	2	277
Cadence Design Systems Inc. (a)	1	73
Cisco Systems, Inc.	17	833
Citrix Systems Inc.	1	51
Cognex Corp.	1	32
Cognizant Technology Solutions Corp. - Class A	2	135
CommScope Holding Company, Inc. (a)	1	9
Corning Inc.	3	87
Dell Technology, Inc. - Class C (a)	1	31
F5 Networks Inc. (a)	—	32
Flex Ltd. (a)	2	20
Fortinet, Inc. (a)	1	44
Hewlett Packard Enterprise Company	5	80
HP Inc.	6	111
IHS Markit Ltd. (a)	2	102
Intel Corp.	18	909
International Business Machines Corp.	4	510
Intuit Inc.	1	273
Itron Inc. (a)	—	10
Keysight Technologies, Inc. (a)	1	71
Lam Research Corp.	1	138
MasterCard Incorporated - Class A	4	972
Microchip Technology Incorporated (b)	1	86
Microsoft Corp.	29	3,985
Motorola Solutions Inc.	1	109
NVIDIA Corporation	2	396
Oracle Corporation	9	519
Plantronics Inc.	—	4
Salesforce.Com, Inc. (a)	3	489
Skyworks Solutions, Inc.	1	55
Symantec Corp.	2	57
TE Connectivity Ltd.	1	124
Teradata Corporation (a)	—	13
Texas Instruments Incorporated	4	480
Trimble Inc. (a)	1	38
Visa Inc. - Class A	7	1,181
VMware Inc. - Class A	—	50
Western Union Co.	2	40
Workday, Inc. - Class A (a)	1	107
Xerox Holdings, Inc.	1	23
		14,256
Communication Services 13.8%
Alphabet Inc. - Class A (a)	1	1,440
Alphabet Inc. - Class C (a)	1	1,503
CenturyLink Inc.	4	50
Cincinnati Bell Inc. (a)	—	1
Discovery, Inc. - Class A (a) (b)	1	18
Discovery, Inc. - Class C (a)	1	35
Facebook, Inc. - Class A (a)	10	1,688
John Wiley & Sons Inc. - Class A	—	9
Liberty Global PLC - Class A (a)	1	15
Liberty Global PLC - Class C (a)	2	38
Netflix, Inc. (a)	2	462
New York Times Co. - Class A (b)	1	15
Omnicom Group Inc. (b)	1	68
Scholastic Corp.	—	5
Sprint Corporation (a)	3	19
Verizon Communications Inc.	16	983
Walt Disney Co.	7	923
		7,272
Health Care 10.5%
AbbVie Inc.	6	440
ABIOMED, Inc. (a)	—	32
Agilent Technologies, Inc.	1	94
Align Technology, Inc. (a)	—	53
AmerisourceBergen Corporation	1	52
Amgen Inc.	2	467
Becton, Dickinson and Company	1	270
Biogen Inc. (a)	1	178
BioMarin Pharmaceutical Inc. (a)	1	47
Bio-Techne Corporation	—	29
Bristol-Myers Squibb Co.	6	326
Cardinal Health, Inc.	1	55
Celgene Corp. (a)	3	277
Centene Corporation (a)	2	70
Cerner Corp.	1	86
Cigna Corp.	2	227
Cooper Cos. Inc.	—	57
Dentsply Sirona Inc.	1	49
Edwards Lifesciences Corporation (a)	1	181
Gilead Sciences Inc.	5	319
HCA Healthcare, Inc.	1	129
Henry Schein Inc. (a)	1	37
Hologic Inc. (a)	1	54
Humana Inc.	1	135
IDEXX Laboratories, Inc. (a)	—	91
IQVIA Inc. (a)	1	99
Jazz Pharmaceuticals Public Limited Company (a)	—	28
Laboratory Corporation of America Holdings (a)	—	65
Mednax, Inc. (a)	—	8
Merck & Co., Inc.	10	854
Mettler-Toledo International Inc. (a)	—	70
Patterson Cos. Inc.	—	5
Quest Diagnostics Incorporated	1	56
ResMed Inc.	1	76
Select Medical Holdings Corporation (a)	—	7
Varian Medical Systems, Inc. (a)	—	43
Vertex Pharmaceuticals Incorporated (a)	1	171
Waters Corp. (a)	—	62
Zoetis Inc. - Class A	2	235
		5,534
Consumer Discretionary 9.4%
Aptiv PLC (c)	1	91
Aramark	1	41
Autoliv, Inc.	—	26
AutoNation, Inc. (a)	—	11
Best Buy Co., Inc.	1	66
Booking Holdings Inc. (a)	—	336
BorgWarner Inc.	1	30
Buckle Inc. (b)	—	3
Caleres Inc.	—	4
Callaway Golf Co.	—	8
Capri Holdings Limited (a)	1	21
Carmax Inc. (a)	1	57
Choice Hotels International Inc.	—	12
Columbia Sportswear Co.	—	12
Darden Restaurants Inc.	1	58
Deckers Outdoor Corp. (a)	—	16
Domino's Pizza, Inc.	—	36
Ethan Allen Interiors Inc.	—	2
Foot Locker Inc.	—	18
GameStop Corp. - Class A (b)	—	1
Gap Inc.	1	17
Garmin Ltd.	1	45
HanesBrands Inc.	1	20
Harley-Davidson Inc.	1	23
Hasbro Inc.	1	56
Hilton Worldwide Holdings Inc.	1	101
Home Depot Inc.	4	1,005
Jack in the Box Inc.	—	8
Kohl's Corp.	1	31
La-Z-Boy Inc.	—	5
LKQ Corp. (a)	1	38
Lowe's Cos. Inc.	3	346
Marriott International Inc. - Class A	1	138
Mattel Inc. (a) (b)	1	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
McDonald's Corporation	3	646
Meritage Homes Corporation (a)	—	11
Mohawk Industries Inc. (a)	—	29
Newell Brands Inc.	2	28
Nike Inc. - Class B	5	464
Nordstrom Inc. (b)	—	15
Office Depot Inc.	2	4
Pool Corporation	—	31
PVH Corp.	—	26
Royal Caribbean Cruises Ltd.	1	75
Signet Jewelers Limited (b)	—	3
Starbucks Corp.	5	424
Tesla Inc. (a) (b)	1	126
Tiffany & Co. (b)	—	38
Tractor Supply Co.	1	45
Tupperware Brands Corp.	—	2
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	55
Under Armour Inc. - Class A (a)	1	14
Under Armour Inc. - Class C (a)	1	13
Vail Resorts, Inc.	—	35
VF Corp.	1	121
Whirlpool Corp.	—	39
Wolverine World Wide Inc.	—	10
		4,950
Financials 9.3%
Ally Financial Inc.	2	54
American Express Company	3	330
Ameriprise Financial, Inc.	1	78
Arthur J Gallagher & Co.	1	65
Bank of Hawaii Corporation	—	14
BB&T Corporation	3	163
BlackRock, Inc.	—	202
Cathay General Bancorp	—	10
Charles Schwab Corp.	5	198
Chubb Limited	2	293
CIT Group Inc.	—	17
Citizens Financial Group Inc.	2	64
CME Group Inc.	1	298
Comerica Inc.	1	39
FactSet Research Systems Inc.	—	36
First Republic Bank	1	63
Franklin Resources Inc.	1	33
Heartland Financial USA, Inc.	—	5
Intercontinental Exchange, Inc.	2	206
International Bancshares Corp.	—	8
Invesco Ltd.	2	26
KeyCorp	4	70
Legg Mason Inc.	—	12
Loews Corp.	1	55
M&T Bank Corporation	1	81
Marsh & McLennan Cos. Inc.	2	201
Moody's Corp.	1	137
New York Community Bancorp Inc.	2	22
Northern Trust Corp.	1	75
Old National Bancorp	1	10
People's United Financial Inc.	2	25
PNC Financial Services Group Inc.	2	251
Principal Financial Group, Inc.	1	63
Progressive Corp.	2	178
Prudential Financial Inc.	2	143
Regions Financial Corporation	4	64
S&P Global Inc.	1	237
Signature Bank	—	26
State Street Corp.	1	86
SVB Financial Group (a)	—	43
T. Rowe Price Group, Inc.	1	109
TD Ameritrade Holding Corporation	1	53
The Allstate Corporation	1	144
The Bank of New York Mellon Corporation (d)	3	155
The Hartford Financial Services Group, Inc.	1	86
The Travelers Companies, Inc.	1	153
Umpqua Holdings Corp.	1	13
Voya Financial Inc.	1	32
Willis Towers Watson Public Limited Company	1	98
Zions Bancorp	1	32
		4,856
Industrials 9.1%
3M Company	2	373
ACCO Brands Corporation	—	3
Acuity Brands, Inc.	—	21
AGCO Corporation	—	18
Air Lease Corporation - Class A	—	18
Allegion Public Limited Company	—	38
AMERCO	—	13
AO Smith Corp.	1	27
Applied Industrial Technologies, Inc.	—	10
Arcbest Corporation	—	2
Avis Budget Group, Inc. (a)	—	7
Builders FirstSource, Inc. (a)	1	10
C.H. Robinson Worldwide, Inc.	1	46
Caterpillar Inc.	2	287
Copart Inc. (a)	1	65
CSX Corp.	3	212
Cummins Inc.	1	95
Deere & Co.	1	199
Delta Air Lines Inc.	1	37
Deluxe Corp.	—	9
Dover Corp.	1	59
Eaton Corporation Public Limited Company	2	138
Echo Global Logistics, Inc. (a)	—	2
EMCOR Group, Inc.	—	20
Expeditors International of Washington Inc.	1	51
Exponent, Inc.	—	14
Fastenal Co.	2	74
Flowserve Corporation	1	24
Fortive Corporation	1	80
Fortune Brands Home & Security, Inc.	1	30
Genesee & Wyoming Inc. - Class A (a)	—	25
Graco Inc.	1	29
Granite Construction Inc.	—	5
H&E Equipment Services Inc.	—	5
HD Supply Holdings, Inc (a)	1	27
Heidrick & Struggles International Inc.	—	2
Hertz Global Holdings, Inc. (a)	—	6
HNI Corp.	—	5
ICF International, Inc.	—	6
Illinois Tool Works Inc.	1	203
Ingersoll-Rand Public Limited Company	1	114
Interface Inc.	—	3
Johnson Controls International Public Limited Company	3	139
Kansas City Southern	—	53
Kelly Services Inc. - Class A	—	4
Knoll Inc.	—	4
Lennox International Inc.	—	35
Lincoln Electric Holdings Inc. (b)	—	19
ManpowerGroup Inc.	—	18
Masco Corp.	1	47
Meritor, Inc. (a)	—	5
Middleby Corp. (a)	—	26
Navigant Consulting, Inc.	—	5
Norfolk Southern Corp.	1	190
Owens Corning Inc.	—	29
PACCAR Inc.	1	95
Parker Hannifin Corp.	1	92
Quanta Services, Inc.	1	22
Resources Connection, Inc.	—	2
Robert Half International Inc.	1	26
Rockwell Automation Inc.	—	76
Roper Industries Inc.	—	146
RR Donnelley & Sons Co.	—	1
Ryder System, Inc.	—	12
Sensata Technologies Holding PLC (a)	1	32
Snap-On Inc.	—	33
Southwest Airlines Co.	1	28
Spirit Aerosystems Holdings Inc. - Class A	—	33
Stanley Black & Decker Inc.	1	85
Steelcase Inc. - Class A	—	5
Team Inc. (a)	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Tennant Co.	—	5
Tetra Tech, Inc.	—	20
Timken Co.	—	11
TransUnion	1	59
TrueBlue, Inc. (a)	—	2
Union Pacific Corp.	3	450
United Parcel Service Inc. - Class B	3	329
United Rentals Inc. (a)	—	39
WABCO Holdings Inc. (a)	—	28
Wabtec Corp.	1	51
Wesco Aircraft Holdings Inc. (a)	—	2
WW Grainger Inc.	—	55
Xylem Inc.	1	55
		4,781
Consumer Staples 7.7%
Archer-Daniels-Midland Company	2	90
Avon Products, Inc. (a)	2	7
Bunge Limited	1	32
Campbell Soup Co.	1	31
Clorox Co.	1	75
Coca-Cola Co.	16	869
Colgate-Palmolive Co.	3	236
Darling Ingredients Inc. (a)	1	13
Estee Lauder Cos. Inc. - Class A	1	171
General Mills Inc.	2	132
Hain Celestial Group Inc. (a)	—	8
Hormel Foods Corp. (b)	1	50
Ingredion Inc.	—	22
JM Smucker Co.	—	48
Kellogg Co.	1	65
Kimberly-Clark Corp.	1	193
Kraft Heinz Foods Company	3	74
Lamb Weston Holdings Inc.	1	44
McCormick & Co. Inc.	1	76
Mondelez International Inc. - Class A	6	316
Procter & Gamble Co.	10	1,232
Sysco Corp.	2	154
The Kroger Co.	3	81
United Natural Foods Inc. (a) (b)	—	1
		4,020
Real Estate 4.0%
American Tower Corporation	2	386
AvalonBay Communities, Inc.	1	120
Boston Properties Inc.	1	80
CBRE Group, Inc. - Class A (a)	1	67
Corporate Office Properties Trust	—	12
Digital Realty Trust Inc.	1	106
Duke Realty Corp.	1	47
Equinix, Inc.	—	191
Equity Residential	2	128
Federal Realty Investment Trust	—	40
HCP, Inc.	2	66
Host Hotels & Resorts, Inc.	3	51
Iron Mountain Incorporated	1	35
Jones Lang LaSalle Incorporated	—	28
Liberty Property Trust	1	33
Macerich Co. (b)	—	14
PotlatchDeltic Corp.	—	11
ProLogis Inc.	3	212
Realogy Holdings Corp. (b)	—	2
SBA Communications Corporation	—	106
Simon Property Group Inc.	1	190
UDR Inc.	1	54
Vornado Realty Trust	1	42
Weyerhaeuser Co.	3	82
		2,103
Energy 3.3%
Apache Corporation (b)	1	37
Baker Hughes, a GE Company, LLC - Class A	3	60
Cheniere Energy, Inc. (a)	1	56
ConocoPhillips	4	254
Core Laboratories N.V.	—	7
Denbury Resources Inc. (a) (b)	1	1
Devon Energy Corporation	2	41
EQT Corporation	1	10
Hess Corporation	1	64
Marathon Oil Corp.	3	39
Marathon Petroleum Corporation	3	161
National Oilwell Varco Inc.	2	33
Noble Energy Inc.	2	43
Occidental Petroleum Corporation	4	158
ONEOK Inc.	2	122
Phillips 66	2	185
Pioneer Natural Resources Co.	1	83
QEP Resources, Inc.	1	4
Schlumberger Ltd.	5	187
Southwestern Energy Co. (a) (b)	2	3
TechnipFMC PLC	2	40
Valero Energy Corporation	2	139
		1,727
Materials 3.1%
Air Products and Chemicals, Inc.	1	191
Albemarle Corporation (b)	—	29
Avery Dennison Corporation	—	37
Axalta Coating Systems Ltd. (a)	1	26
Ball Corporation	1	93
Compass Minerals International, Inc.	—	8
Domtar Corp. (c)	—	9
Ecolab Inc.	1	202
HB Fuller Co.	—	10
International Flavors & Fragrances Inc. (b)	—	49
Linde Public Limited Company	2	413
Minerals Technologies Inc.	—	8
MOS Holdings Inc.	1	29
Newmont Goldcorp Corporation (c)	3	124
Nucor Corp.	1	61
PPG Industries Inc.	1	110
Schnitzer Steel Industries Inc. - Class A	—	1
Sealed Air Corporation	1	26
Sherwin-Williams Co.	—	182
Sonoco Products Co.	—	23
		1,631
Utilities 2.1%
Alliant Energy Corporation	1	49
American Water Works Company, Inc.	1	87
Avista Corporation	—	12
CenterPoint Energy, Inc.	2	60
CMS Energy Corp.	1	71
Consolidated Edison Inc.	1	124
Eversource Energy	1	109
MDU Resources Group Inc.	1	23
New Jersey Resources Corp.	—	16
NiSource Inc.	1	43
Northwest Natural Holding Company	—	7
OGE Energy Corp.	1	38
Ormat Technologies Inc.	—	12
PPL Corporation	3	88
Sempra Energy	1	161
The AES Corporation	3	42
UGI Corp.	1	41
WEC Energy Group Inc.	1	120
		1,103
Total Common Stocks (cost $47,876)		52,233
INVESTMENT COMPANIES 0.1%
iShares MSCI KLD 400 Social ETF (b)	1	54
Total Investment Companies (cost $54)		54
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	209	209
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	131	131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	20	20
Total Short Term Investments (cost $360)		360
Total Investments 100.2% (cost $48,290)		52,647
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.2)%		(119)
Total Net Assets 100.0%		52,529

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	127	49	15	3	(1)	(5)	155	0.3%

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	1	December 2019	150	1	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.3%
Real Estate 99.3%
Acadia Realty Trust	11	327
Agree Realty Corporation	5	392
Alexander & Baldwin, LLC	10	235
Alexander's, Inc.	—	110
Alexandria Real Estate Equities, Inc.	15	2,375
Altisource Portfolio Solutions S.A. (a)	1	18
American Assets Trust, Inc.	7	305
American Campus Communities, Inc.	19	904
American Finance Trust, Inc. - Class A (b)	14	195
American Homes 4 Rent - Class A	37	955
American Tower Corporation	60	13,369
Americold Realty Trust	25	925
Apartment Investment and Management Company - Class A	20	1,069
Apple Hospitality REIT, Inc.	29	481
Armada Hoffler Properties, Inc.	7	127
Ashford Hospitality Trust, Inc.	13	43
AvalonBay Communities, Inc.	19	4,111
Boston Properties Inc.	21	2,734
Braemar Hotel & Resorts Inc. (b)	3	33
Brandywine Realty Trust	24	369
Brixmor Property Group Inc.	40	819
Camden Property Trust	13	1,475
Caretrust REIT, Inc.	13	309
Catchmark Timber Trust, Inc. - Class A	6	64
CBRE Group, Inc. - Class A (a)	44	2,312
Cedar Realty Trust Inc.	11	34
Chatham Lodging Trust	6	117
Colony Capital, Inc. - Class A	63	376
Columbia Property Trust Inc.	16	329
Community Healthcare Trust Incorporated	2	102
CoreCivic, Inc.	17	289
CorEnergy Infrastructure Trust, Inc. (b)	2	90
Corepoint Lodging Inc.	5	52
CoreSite Realty Corporation	5	606
Corporate Office Properties Trust	15	457
Cousins Properties Incorporated	20	743
Crown Castle International Corp.	57	7,908
CubeSmart	26	901
Cushman & Wakefield Plc (a)	14	250
Cyrusone LLC	15	1,225
DiamondRock Hospitality Co.	28	285
Digital Realty Trust Inc.	28	3,688
Douglas Emmett, Inc.	22	949
Duke Realty Corp.	49	1,668
Dwight A. Walker Real Estate, Inc. - Class A	3	85
Easterly Government Properties, Inc.	9	196
EastGroup Properties Inc.	5	636
Empire State Realty Trust Inc. - Class A	20	285
EPR Properties	10	796
Equinix, Inc.	12	6,636
Equity Commonwealth	17	568
Equity Lifestyle Properties, Inc.	12	1,560
Equity Residential	51	4,377
Essential Properties Realty Trust, Inc.	10	222
Essex Property Trust Inc.	9	2,929
eXp World Holdings, Inc. (a) (b)	3	23
Extra Space Storage Inc.	17	2,033
Federal Realty Investment Trust	10	1,394
First Industrial Realty Trust, Inc.	17	679
Five Point Holdings, LLC - Class A (a) (b)	7	50
Florida Rock Properties, Inc. (a)	1	46
Forestar Group Inc. (a)	1	24
Four Corners Property Trust, Inc.	9	268
Franklin Street Properties Corp.	15	124
Front Yard Residential Corporation	8	88
Gaming and Leisure Properties, Inc.	28	1,074
Getty Realty Corp.	5	148
Gladstone Commercial Corp.	4	99
Global Net Lease Inc.	12	228
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	9	258
HCP, Inc.	65	2,325
Healthcare Realty Trust Inc. (b)	17	583
Healthcare Trust of America, Inc. - Class A	28	826
Hersha Hospitality Trust (b)	5	73
Highwoods Properties Inc.	14	645
Host Hotels & Resorts, Inc.	101	1,750
Hudson Pacific Properties Inc.	21	703
Independence Realty Trust, Inc.	12	168
Industrial Logistics Properties Trust	9	182
Innovative Industrial Properties, Inc. (b)	2	139
Investors Real Estate Trust	2	121
Invitation Homes Inc.	66	1,957
Iron Mountain Incorporated	39	1,271
iStar Inc. (b)	8	108
JBG Smith Properties	17	680
Jones Lang LaSalle Incorporated	7	978
Kennedy-Wilson Holdings Inc.	18	387
Kilroy Realty Corporation	14	1,083
KiMcO Realty Corporation	58	1,206
Kite Realty Naperville, LLC	11	183
Lamar Advertising Co. - Class A	12	960
Lexington Realty Trust	28	290
Liberty Property Trust	21	1,098
Life Storage Inc.	6	671
LTC Properties Inc.	6	282
Macerich Co. (b)	15	489
Mack-Cali Realty Corp.	12	269
Marcus & Millichap Inc. (a)	3	106
Medical Properties Trust, Inc.	60	1,177
MGM Growth Properties LLC - Class A	12	374
Mid-America Apartment Communities, Inc.	16	2,024
Monmouth Real Estate Investment Corp. - Class A	12	169
National Health Investors, Inc.	6	488
National Retail Properties Inc.	22	1,255
National Storage Affiliates Trust	8	263
New Senior Investment Group Inc.	10	70
Newmark Group, Inc. - Class A	20	183
NexPoint Residential Trust, Inc.	3	122
Office Properties Income Trust (b)	6	194
Omega Healthcare Investors Inc.	29	1,226
One Liberty Properties Inc.	2	54
OUTFRONT Media Inc.	19	537
Paramount Group, Inc.	25	334
Park Hotels & Resorts Inc.	33	813
Pebblebrook Hotel Trust	18	498
Pennsylvania REIT (b)	11	60
Physicians Realty Trust	25	445
Piedmont Office Realty Trust Inc. - Class A	18	366
PotlatchDeltic Corp.	9	383
Preferred Apartment Communities, Inc.	6	89
ProLogis Inc.	86	7,356
PS Business Parks, Inc.	3	512
Public Storage	22	5,274
QTS Realty Trust, Inc. - Class A	8	391
Rayonier Inc.	18	501
Realogy Holdings Corp. (b)	17	112
Realty Income Corp.	43	3,311
Redfin Corporation (a) (b)	10	160
Regency Centers Corp.	23	1,587
Retail Opportunity Investments Corp.	16	287
Retail Properties of America, Inc. - Class A	30	367
Retail Value Inc.	2	79
Rexford Industrial Realty, Inc.	14	634
RLJ III-EM Columbus Lessee, LLC	24	405
RMR Group, Inc. - Class A	2	96
RPT Realty (b)	11	147
Ryman Hospitality Properties, Inc. (b)	7	545
Sabra Health Care REIT, Inc.	24	560
Saul Centers Inc.	2	103
SBA Communications Corporation	15	3,726
Senior Housing Properties Trust	33	304
Seritage Growth Properties - Class A (b)	5	205
Service Properties Trust	22	578

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Simon Property Group Inc.	42	6,582
SITE Centers Corp. (b)	20	300
SL Green Realty Corp.	12	944
Spirit MTA REIT, L.P.	5	45
Spirit Realty Capital, Inc.	14	650
St. Joe Co. (a) (b)	5	78
STAG Industrial, Inc.	17	507
STORE Capital Corp.	28	1,041
Summit Hotel Properties Inc.	14	161
Sun Communities Inc.	12	1,839
Sunstone Hotel Investors Inc.	32	433
Tanger Factory Outlet Centers Inc. (b)	13	207
Taubman Centers Inc.	8	333
Tejon Ranch Co. (a)	3	50
Terreno Realty Corporation	9	443
The GEO Group, Inc.	16	281
The Howard Hughes Corporation (a)	6	723
UDR Inc.	39	1,866
UMH Properties Inc.	5	74
Uniti Group Inc. (b)	25	193
Universal Health Realty Income Trust	2	177
Urban Edge Properties	17	330
Urstadt Biddle Properties Inc. - Class A	4	104
Ventas, Inc.	49	3,571
VEREIT, Inc.	144	1,411
VICI Properties Inc.	56	1,273
Vornado Realty Trust	24	1,502
W.P. Carey Inc.	23	2,083
Washington Prime Group, L.P. (b)	26	107
Washington REIT	11	301
Weingarten Realty Investors	17	488
Welltower Inc.	55	5,026
Weyerhaeuser Co.	102	2,816
Whitestone REIT	4	61
Xenia Hotels & Resorts Inc.	15	317
Total Common Stocks (cost $157,219)		173,165
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	2,146	2,146
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	2,019	2,019
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	65	65
Total Short Term Investments (cost $4,230)		4,230
Total Investments 101.8% (cost $161,449)		177,395
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (1.8)%		(3,055)
Total Net Assets 100.0%		174,342

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	23	December 2019	1,079	2	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Growth Index Fund
COMMON STOCKS 99.7%
Information Technology 25.9%
3D Systems Corporation (a) (b)	1	8
8x8 Inc. (a)	1	16
Accenture Public Limited Company - Class A	2	456
ACI Worldwide, Inc. (a)	1	29
Adobe Inc. (a)	4	1,088
Ads Alliance Data Systems Inc.	—	42
Advanced Micro Devices, Inc. (a)	9	255
Agilysys, Inc. (a)	—	4
Akamai Technologies, Inc. (a)	1	121
Alarm.Com Holdings, Inc. (a)	—	7
Amphenol Corporation - Class A	1	89
Analog Devices, Inc.	2	181
ANSYS, Inc. (a)	1	149
Arista Networks, Inc. (a)	1	104
Arlo Technologies, Inc. (a)	—	1
ASGN Incorporated (a)	1	29
Autodesk, Inc. (a)	2	263
Automatic Data Processing, Inc.	4	567
Axcelis Technologies, Inc. (a)	—	1
Badger Meter, Inc. (b)	—	5
Blackbaud, Inc.	—	21
Bottomline Technologies Inc. (a)	—	12
Broadcom Inc.	3	891
Broadridge Financial Solutions, Inc.	1	115
Brooks Automation Inc.	1	21
Cabot Microelectronics Corporation	—	32
Cadence Design Systems Inc. (a)	1	87
CalAmp Corp. (a)	—	1
Cardtronics PLC - Class A (a)	—	12
CDK Global, Inc.	—	17
CDW Corp.	1	61
CEVA Inc. (a)	—	3
Ciena Corp. (a)	1	48
Cisco Systems, Inc.	34	1,697
Citrix Systems Inc.	1	96
Cognex Corp.	1	31
Cohu Inc.	—	1
CommVault Systems Inc. (a)	—	13
CoreLogic, Inc. (a)	1	29
Cree, Inc. (a) (b)	1	44
CSG Systems International, Inc.	—	4
CTS Corp.	—	12
Cypress Semiconductor Corp.	3	70
Diebold Nixdorf Inc. (a)	1	6
Diodes Inc. (a)	—	9
Ebix Inc. (b)	—	5
ePlus Inc. (a)	—	5
EVERTEC, Inc.	—	12
ExlService Holdings Inc. (a)	—	7
Extreme Networks, Inc. (a)	1	4
F5 Networks Inc. (a)	1	68
Fabrinet (a)	—	12
Fair Isaac Corp. (a)	—	71
FARO Technologies Inc. (a)	—	4
Fidelity National Information Services, Inc.	5	660
Fiserv Inc. (a)	5	477
FleetCor Technologies Inc. (a)	1	121
Fortinet, Inc. (a)	1	88
Gartner Inc. (a)	1	105
Global Payments Inc.	3	387
Harmonic Inc. (a)	1	6
IHS Markit Ltd. (a)	3	217
Intel Corp.	24	1,238
InterDigital Communications, Inc.	—	8
Intuit Inc.	2	560
J2 Cloud Services, LLC	—	35
Jack Henry & Associates Inc.	—	42
KBR, Inc.	1	14
Kemet Corp.	1	8
Keysight Technologies, Inc. (a)	2	145
KLA-Tencor Corp.	1	114
Knowles Corporation (a)	1	10
Leidos Holdings Inc.	1	99
Littelfuse Inc.	—	34
LivePerson, Inc. (a)	—	11
Liveramp, Inc. (a)	1	22
Lumentum Holdings Inc. (a)	—	19
Manhattan Associates Inc. (a)	—	28
MasterCard Incorporated - Class A	7	1,965
Maxim Integrated Products, Inc.	1	77
MAXIMUS Inc.	1	42
MaxLinear, Inc. - Class A (a)	—	7
Microchip Technology Incorporated (b)	1	91
Microsoft Corp.	62	8,602
MicroStrategy Inc. - Class A (a)	—	6
Monolithic Power Systems Inc.	—	50
Monotype Imaging Holdings Inc.	—	3
Motorola Solutions Inc.	1	227
MTS Systems Corp.	—	5
Nanometrics Inc. (a)	—	4
National Instruments Corp.	1	39
NetApp, Inc.	2	103
NIC Inc.	—	3
NVIDIA Corporation	3	454
Onespan, Inc. (a)	—	3
Oracle Corporation	9	501
OSI Systems Inc. (a)	—	7
Paychex Inc.	2	132
Paypal Holdings, Inc. (a)	10	988
Perficient, Inc. (a)	—	11
Plantronics Inc.	—	6
Power Integrations Inc.	—	13
Progress Software Corp.	—	9
PTC Inc. (a)	1	58
Qualcomm Incorporated	5	390
Qualys, Inc. (a)	—	13
Rogers Corp. (a)	—	13
Rudolph Technologies Inc. (a)	—	1
Sabre Corporation	2	49
Salesforce.Com, Inc. (a)	7	1,055
Seagate Technology Public Limited Company	1	71
Semtech Corp. (a)	1	24
Silicon Laboratories Inc. (a)	—	38
Skyworks Solutions, Inc.	1	69
SMART Global Holdings, Inc. (a)	—	2
SolarEdge Technologies Ltd. (a)	—	20
SPS Commerce, Inc. (a)	—	13
Synaptics Incorporated (a) (b)	—	4
Synopsys Inc. (a)	1	93
Teradata Corporation (a)	1	28
Teradyne Inc.	1	48
Texas Instruments Incorporated	5	646
Trimble Inc. (a)	2	79
Tyler Technologies Inc. (a)	—	81
Unisys Corp. (a)	—	2
Universal Display Corporation	—	38
Versum Materials, Inc.	1	30
ViaSat, Inc. (a)	—	17
Viavi Solutions Inc. (a)	2	25
Virtusa Corporation (a)	—	8
Visa Inc. - Class A	14	2,407
Western Union Co.	2	34
Wex, Inc. (a)	—	71
Xilinx Inc.	2	197
Zebra Technologies Corp. - Class A (a)	1	90
		30,446
Health Care 16.4%
Abbott Laboratories	14	1,198
AbbVie Inc.	6	470
ABIOMED, Inc. (a)	—	65
Acorda Therapeutics, Inc. (a) (b)	—	1
Addus HomeCare Corporation (a)	—	7
Agilent Technologies, Inc.	1	105
Akorn, Inc. (a)	—	—
Alexion Pharmaceuticals, Inc. (a)	2	178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Align Technology, Inc. (a)	—	55
Amedisys, Inc. (a)	—	33
Amgen Inc.	3	622
AMN Healthcare Services, Inc. (a)	—	22
Amphastar Pharmaceuticals, Inc. (a)	—	4
AngioDynamics, Inc. (a)	—	4
ANI Pharmaceuticals, Inc. (a)	—	7
Arrowhead Pharmaceuticals Inc (a) (b)	1	24
Avanos Medical, Inc. (a)	—	15
Baxter International Inc.	2	156
Becton, Dickinson and Company	1	351
Biogen Inc. (a)	1	190
Bio-Rad Laboratories, Inc. - Class A (a)	—	56
Bio-Techne Corporation	—	61
BioTelemetry, Inc. (a)	—	11
Boston Scientific Corp. (a)	11	457
Bristol-Myers Squibb Co.	7	343
Cambrex Corp. (a)	—	14
Cantel Medical Corp.	—	10
Cardiovascular Systems Inc. (a)	—	12
Catalent Inc. (a)	1	31
Celgene Corp. (a)	3	268
Cerner Corp.	3	180
Charles River Laboratories International Inc. (a)	—	28
Chemed Corporation	—	53
Cigna Corp.	2	264
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	21
Cooper Cos. Inc.	—	50
Corcept Therapeutics Inc. (a)	1	12
Corvel Corp. (a)	—	8
Covetrus, Inc. (a) (b)	—	3
CryoLife Inc. (a)	—	10
Cutera Inc. (a)	—	3
Cytokinetics, Incorporated (a)	1	5
Danaher Corporation	3	418
DaVita Inc. (a)	1	49
Eagle Pharmaceuticals Inc. (a)	—	5
Edwards Lifesciences Corporation (a)	2	374
Eli Lilly & Co.	7	771
Emergent BioSolutions Inc. (a)	—	12
Enanta Pharmaceuticals, Inc. (a)	—	8
Encompass Health Corporation	1	50
Endo International Public Limited Company (a)	1	4
Exelixis, Inc. (a)	1	22
Genomic Health, Inc. (a)	—	8
Globus Medical Inc. - Class A (a)	1	31
Haemonetics Corp. (a)	1	54
HCA Healthcare, Inc.	2	259
HealthEquity, Inc. (a)	1	31
Healthstream, Inc. (a)	—	2
Henry Schein Inc. (a)	1	33
Heska Corporation (a)	—	4
Hill-Rom Holdings Inc.	1	55
HMS Holdings Corp. (a)	1	23
Hologic Inc. (a)	1	60
Humana Inc.	1	278
ICU Medical, Inc. (a)	—	24
IDEXX Laboratories, Inc. (a)	1	190
Illumina, Inc. (a)	1	362
Incyte Corporation (a)	1	53
Innoviva, Inc. (a)	1	6
Inogen, Inc. (a)	—	4
Integer Holdings Corporation (a)	—	18
Integra LifeSciences Holdings Corp. (a)	1	34
Intuitive Surgical, Inc. (a)	1	503
IQVIA Inc. (a)	1	161
Johnson & Johnson	13	1,633
Lantheus Holdings Inc. (a)	—	7
LeMaitre Vascular Inc.	—	4
LHC Group, Inc. (a)	—	17
Ligand Pharmaceuticals Incorporated (a)	—	14
LivaNova PLC (a)	1	31
Luminex Corporation	—	5
Masimo Corp. (a)	1	63
Medicines Co. (a) (b)	1	20
Medidata Solutions, Inc. (a)	—	29
Medpace Holdings, Inc. (a)	—	18
Medtronic Public Limited Company	11	1,181
Merck & Co., Inc.	21	1,747
Meridian Bioscience Inc.	—	2
Merit Medical Systems Inc. (a)	1	12
Mesa Laboratories, Inc.	—	6
Mettler-Toledo International Inc. (a)	—	89
Molina Healthcare, Inc. (a)	1	56
Momenta Pharmaceuticals, Inc. (a)	1	10
Myriad Genetics, Inc. (a)	—	9
Natus Medical Inc. (a)	—	5
Neogen Corp. (a)	1	31
Neogenomics, Inc. (a)	1	15
Nextgen Healthcare Inc. (a)	—	5
NuVasive Inc. (a)	1	27
Omnicell, Inc. (a)	—	25
Orasure Technologies, Inc. (a)	—	1
Orthofix Medical Inc. (a)	—	3
Pacira Biosciences, Inc. (a)	—	9
Penumbra, Inc. (a) (b)	—	35
PerkinElmer Inc.	1	38
Pfizer Inc.	45	1,609
Phibro Animal Health Corporation - Class A	—	—
PRA Health Sciences, Inc. (a)	1	52
Progenics Pharmaceuticals Inc. (a)	1	5
Regeneron Pharmaceuticals, Inc. (a)	—	105
Regenxbio Inc. (a)	—	8
Repligen Corporation (a)	—	28
ResMed Inc.	1	161
Spectrum Pharmaceuticals, Inc. (a)	1	9
Steris Limited	1	97
Stryker Corp.	2	332
Supernus Pharmaceuticals Inc. (a)	1	14
SurModics Inc. (a)	—	4
Syneos Health, Inc. - Class A (a)	—	15
Tabula Rasa HealthCare Inc. (a) (b)	—	8
Tactile Systems Technology, Inc. (a)	—	6
Teleflex Inc.	—	125
Tenet Healthcare Corporation (a)	1	9
The Ensign Group, Inc.	—	18
Thermo Fisher Scientific Inc.	3	945
Tivity Health, Inc. (a) (b)	1	8
U. S. Physical Therapy, Inc.	—	12
Universal Health Services Inc. - Class B	—	54
Vanda Pharmaceuticals Inc. (a)	1	6
Varex Imaging Corporation (a)	—	6
Varian Medical Systems, Inc. (a)	1	89
Vertex Pharmaceuticals Incorporated (a)	2	354
Waters Corp. (a) (b)	—	75
WellCare Health Plans, Inc. (a)	—	104
West Pharmaceutical Services Inc.	1	84
Xencor, Inc. (a)	—	12
Zimmer Biomet Holdings, Inc.	2	228
Zoetis Inc. - Class A	2	264
		19,306
Communication Services 13.2%
A T N International Limited	—	4
Alphabet Inc. - Class A (a)	3	2,964
Alphabet Inc. - Class C (a)	3	2,985
AMC Networks, Inc. - Class A (a)	—	9
Cable One, Inc.	—	31
Care.com Inc. (a)	—	1
Charter Communications, Inc. - Class A (a)	1	236
Cinemark Holdings, Inc. (b)	1	17
Cogent Communications Group, Inc.	—	12
Comcast Corporation - Class A	17	762
Consolidated Communications Holdings Inc.	1	2
Electronic Arts Inc. (a)	1	111
EW Scripps Co. - Class A	—	4
Facebook, Inc. - Class A (a)	20	3,471
Fox Corporation - Class A	1	41
Fox Corporation - Class B	1	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Iridium Communications Inc. (a)	1	18
John Wiley & Sons Inc. - Class A	—	10
Live Nation Inc. (a)	1	74
Marcus Corp.	—	7
Netflix, Inc. (a)	4	950
New York Times Co. - Class A	1	35
QuinStreet, Inc. (a) (b)	—	5
Take-Two Interactive Software Inc. (a)	1	115
TechTarget, Inc. (a)	—	5
T-Mobile US Inc. (a)	1	49
TripAdvisor Inc. (a)	1	22
Twitter, Inc. (a)	6	258
VeriSign, Inc. (a)	1	164
Verizon Communications Inc.	34	2,023
Vonage Holdings Corp. (a)	1	8
Walt Disney Co.	8	1,065
World Wrestling Entertainment, Inc. - Class A (b)	—	26
Yelp Inc. - Class A (a)	1	17
		15,518
Consumer Discretionary 12.5%
Aaron's, Inc.	—	18
Adtalem Global Education Inc. (a)	1	17
Advance Auto Parts, Inc.	—	64
Amazon.com, Inc. (a)	3	5,845
American Public Education, Inc. (a)	—	4
Aptiv PLC (c)	1	109
Asbury Automotive Group, Inc. (a)	—	11
AutoZone, Inc. (a)	—	216
BJ's Restaurants, Inc. (b)	—	5
Booking Holdings Inc. (a)	—	330
Boot Barn Holdings, Inc. (a) (b)	—	5
Brinker International Inc. (b)	—	16
Callaway Golf Co.	1	9
Career Education Corp. (a)	1	10
Carmax Inc. (a)	1	51
Carter's Inc.	—	17
Cavco Industries Inc. (a)	—	13
Cheesecake Factory Inc. (b)	—	5
Childrens Place Retail Stores Inc. (b)	—	10
Chipotle Mexican Grill Inc. (a)	—	172
Churchill Downs Inc.	—	36
Chuy's Holdings Inc. (a)	—	3
Cracker Barrel Old Country Store, Inc. (b)	—	18
Crocs Inc. (a)	1	18
Darden Restaurants Inc.	1	81
Dave & Buster's Entertainment Inc. (b)	—	10
Deckers Outdoor Corp. (a)	—	37
Designer Brands Inc. - Class A (b)	—	4
Dine Brands Global Inc.	—	10
Dollar General Corp.	2	330
Domino's Pizza, Inc.	—	81
Dorman Products Inc. (a)	—	19
Dunkin' Brands Group Inc.	—	29
eBay Inc.	3	97
El Pollo Loco Holdings Inc. (a)	—	3
Eldorado Resorts, Inc. (a) (b)	1	19
ETSY, Inc. (a)	1	44
Expedia Group, Inc.	1	94
Five Below, Inc. (a)	1	57
Foot Locker Inc.	1	22
Fox Factory Holding Corp. (a)	—	19
Garmin Ltd.	1	61
Gentex Corp.	2	41
Gentherm Incorporated (a)	—	6
GrubHub Inc. (a) (b)	1	34
Guess Inc. (b)	—	6
H & R Block, Inc.	1	25
HanesBrands Inc.	2	22
Hasbro Inc.	1	62
Helen of Troy Ltd (a)	—	32
Hilton Worldwide Holdings Inc.	2	220
Home Depot Inc.	4	948
International Speedway Corp. - Class A	—	6
iRobot Corp. (a) (b)	—	13
Jack in the Box Inc.	—	12
KAR Auction Services, Inc.	1	19
Kontoor Brands, Inc.	—	11
Lowe's Cos. Inc.	3	318
Macy's, Inc.	1	19
Marriott International Inc. - Class A	1	111
Mattel Inc. (a) (b)	1	15
McDonald's Corporation	6	1,323
Monarch Casino & Resort Inc. (a)	—	1
Monro Inc.	—	20
Movado Group Inc.	—	3
Newell Brands Inc.	2	29
Nike Inc. - Class B	5	486
Nordstrom Inc. (b)	—	13
NVR, Inc. (a)	—	63
Ollie's Bargain Outlet Holdings Inc. (a) (b)	1	26
O'Reilly Automotive, Inc. (a)	1	253
Oxford Industries Inc.	—	5
Papa John's International Inc. (b)	—	3
Penn National Gaming Inc. (a) (b)	1	10
Pool Corporation	—	66
Regis Corp. (a)	—	3
RH (a) (b)	—	12
Ross Stores Inc.	2	187
Ruth's Hospitality Group Inc.	—	4
Sally Beauty Holdings, Inc. (a)	1	8
Scientific Games Corporation - Class A (a) (b)	1	9
Service Corp. International	2	71
Shake Shack Inc. - Class A (a)	—	23
Shoe Carnival Inc. (b)	—	3
Shutterstock Inc. (a)	—	1
Six Flags Operations Inc.	—	16
Sleep Number Corporation (a)	—	10
Sotheby's (a)	—	8
Stamps.com Inc. (a)	—	9
Standard Motor Products Inc.	—	5
Starbucks Corp.	5	441
Steven Madden Ltd.	—	11
Strategic Education, Inc.	—	23
Sturm Ruger & Co. Inc. (b)	—	2
Tailored Brands, Inc. (b)	1	2
Tapestry Inc.	2	42
Tempur Sealy International, Inc. (a)	—	14
Texas Roadhouse Inc.	—	21
The Wendy's Company	1	28
Tiffany & Co. (b)	—	35
TJX Cos. Inc.	10	546
Tractor Supply Co.	1	87
Tupperware Brands Corp.	—	3
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	117
Under Armour Inc. - Class A (a)	1	19
Under Armour Inc. - Class C (a)	1	18
Urban Outfitters Inc. (a) (b)	1	14
VF Corp.	3	235
Williams-Sonoma Inc. (b)	—	22
Wingstop Inc.	—	20
Wolverine World Wide Inc.	—	11
WW International, Inc. (a)	—	13
Wyndham Destinations, Inc.	1	23
Wyndham Hotels & Resorts, Inc.	1	39
Yum! Brands Inc.	3	279
		14,674
Industrials 9.0%
3M Company	2	391
AAON, Inc. (b)	—	9
AAR Corp.	—	7
Actuant Corporation - Class A	—	7
Advanced Energy Industries, Inc. (a)	—	6
Aerojet Rocketdyne Holdings, Inc. (a)	1	28
AeroVironment, Inc. (a)	—	10
Albany International Corp. - Class A	—	20
Allegiant Travel Company	—	16
Allegion Public Limited Company	—	39
AMETEK, Inc.	2	167

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Applied Industrial Technologies, Inc.	—	9
Axone Intelligence Inc. (a)	1	25
AZZ Inc.	—	4
Barnes Group Inc.	—	8
Brady Corp. - Class A	—	14
Brink's Co.	—	17
Carlisle Cos. Inc.	—	41
Chart Industries, Inc. (a)	—	7
Cintas Corp.	1	184
Clean Harbors Inc. (a)	—	18
Comfort Systems USA Inc.	—	7
Copart Inc. (a)	1	88
Crane Co.	—	22
CSX Corp.	7	448
Cubic Corp. (b)	—	12
Curtiss-Wright Corp.	—	46
Donaldson Co. Inc.	1	33
DXP Enterprises Inc. (a)	—	3
Eaton Corporation Public Limited Company	2	136
EnerSys	—	15
Equifax Inc.	1	84
ESCO Technologies Inc.	—	17
Expeditors International of Washington Inc.	1	102
Exponent, Inc.	1	29
Fastenal Co.	5	155
Federal Signal Corp.	—	12
FedEx Corporation	1	126
Flowserve Corporation	1	27
Forrester Research Inc.	—	2
Forward Air Corp.	—	9
Franklin Electric Co. Inc.	—	18
FTI Consulting Inc. (a)	—	16
GATX Corp. (b)	—	12
Genesee & Wyoming Inc. - Class A (a)	—	25
Gibraltar Industries Inc. (a)	—	11
Graco Inc.	1	35
Harsco Corp. (a)	1	12
Hawaiian Holdings Inc.	—	3
Healthcare Services Group Inc.	—	8
Heartland Express Inc.	—	8
Heidrick & Struggles International Inc.	—	3
Hillenbrand Inc.	—	6
Honeywell International Inc.	3	497
HUB Group Inc. - Class A (a)	—	9
Hubbell Inc.	—	33
IDEX Corporation	1	99
Illinois Tool Works Inc.	1	151
Ingersoll-Rand Public Limited Company	2	241
Insperity, Inc.	—	32
ITT Industries Holdings, Inc.	1	41
JB Hunt Transport Services Inc.	1	51
John Bean Technologies Corp.	—	13
Kaman Corp.	—	4
Kansas City Southern	—	49
Kennametal Inc.	1	20
Kirby Corp. (a)	—	17
Korn Ferry	—	13
L3Harris Technologies, Inc.	1	195
Landstar System Inc.	—	23
Lennox International Inc.	—	67
Lincoln Electric Holdings Inc. (b)	—	25
Lindsay Corp.	—	2
Lockheed Martin Corporation	1	471
Masco Corp.	1	45
Matson Intermodal - Paragon, Inc.	—	12
Mercury Systems Inc. (a)	—	21
Mobile Mini, Inc.	—	13
MSA Safety Inc.	—	33
MSC Industrial Direct Co. - Class A	—	17
National Presto Industries Inc.	—	2
Navigant Consulting, Inc.	—	7
Nordson Corp.	—	28
Norfolk Southern Corp.	2	265
Now, Inc. (a)	—	3
Old Dominion Freight Line Inc.	—	61
PGT Innovations, Inc. (a)	—	6
Proto Labs Inc. (a)	—	21
Raven Industries Inc.	—	10
Raytheon Co.	1	190
Regal-Beloit Corp.	—	13
Republic Services Inc.	1	66
Robert Half International Inc.	1	26
Rockwell Automation Inc.	1	83
Rollins Inc.	1	42
Roper Industries Inc.	1	298
Simpson Manufacturing Co. Inc.	—	11
SPX Corp. (a)	—	14
Teledyne Technologies Inc. (a)	—	44
Tennant Co.	—	8
Tetra Tech, Inc.	—	19
The Boeing Company	4	1,648
Toro Co.	1	37
TransDigm Group Inc.	—	209
Trex Company, Inc. (a)	—	26
Triumph Group Inc.	—	5
UniFirst Corp.	—	23
Union Pacific Corp.	6	925
United Parcel Service Inc. - Class B	3	339
United Rentals Inc. (a)	—	40
United Technologies Corp.	3	430
US Ecology, Inc.	—	10
Verisk Analytics, Inc.	1	143
Vicor Corp. (a)	—	4
Wabtec Corp.	1	49
Waste Management, Inc.	3	367
Watts Water Technologies Inc. - Class A	—	10
Woodward Governor Co.	1	48
WW Grainger Inc.	—	106
XPO Logistics Inc. (a) (b)	—	22
Xylem Inc.	2	114
		10,523
Financials 5.9%
American Equity Investment Life Holding Company	—	9
American Express Company	3	325
Ameriprise Financial, Inc.	1	85
Amerisafe, Inc.	—	9
Aon PLC - Class A	1	238
Arthur J Gallagher & Co.	1	94
Axos Financial, Inc. (a)	—	5
BancorpSouth Bank	—	9
Bank of Hawaii Corporation	—	13
Berkshire Hathaway Inc. - Class B (a)	8	1,587
Blucora, Inc. (a)	—	8
Brookline Bancorp, Inc.	—	5
Brown & Brown Inc.	2	69
Cadence Bancorporation - Class A	1	8
Cboe Global Markets, Inc.	1	102
Central Pacific Financial Corp.	—	2
Charles Schwab Corp.	5	209
Cincinnati Financial Corp.	1	69
City Holdings Co.	—	13
Comerica Inc.	1	39
Commerce Bancshares Inc.	1	31
Community Bank System Inc.	1	26
CVB Financial Corp. (b)	1	9
Discover Financial Services	2	135
E*TRADE Financial Corp.	1	49
East West Bancorp, Inc.	1	27
Eaton Vance Corp.	1	28
eHealth, Inc. (a)	—	11
Evercore Inc. - Class A	—	12
FactSet Research Systems Inc.	—	75
Federated Investors Inc. - Class B	—	11
First Bancorp Inc.	1	11
First Financial Bancshares, Inc.	1	39
First Midwest Bancorp Inc.	1	10
First Republic Bank	1	130
FirstCash, Inc.	—	30
FNB Corp.	1	15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Genworth Financial, Inc. - Class A (a)	2	10
Glacier Bancorp, Inc. (b)	1	30
Globe Life Inc.	—	36
Granite Point Mortgage Trust Inc.	—	3
Great Western Bancorp Inc.	—	5
Green Dot Corporation - Class A (a)	—	9
Greenhill & Co. Inc.	—	—
Hanover Insurance Group Inc.	—	21
HCI Group, Inc.	—	3
Heritage Financial Corporation	—	5
Home Bancshares Inc. (b)	1	13
HomeStreet, Inc. (a)	—	4
Independent Bank Corp.	—	19
Interactive Brokers Group, Inc. (c)	—	22
Intercontinental Exchange, Inc.	5	420
Kemper Corp.	—	20
LegacyTexas Financial Group, Inc.	—	17
LendingTree, Inc. (a) (b)	—	18
MarketAxess Holdings Inc.	—	98
Marsh & McLennan Cos. Inc.	3	260
Mercury General Corp.	—	8
Moody's Corp.	1	133
MSCI Inc.	1	153
NASDAQ Inc.	1	63
National Bank Holdings Corp. - Class A	—	4
NMI Holdings Inc. - Class A (a)	—	8
Northern Trust Corp.	1	86
OFG Bancorp	—	5
Old National Bancorp	1	23
Preferred Bank	—	3
Primerica, Inc.	—	42
Progressive Corp.	3	194
RLI Corp.	—	28
S&P Global Inc.	2	487
S&T Bancorp Inc.	—	6
Seacoast Banking Corp. of Florida (a)	1	13
SEI Investments Co.	1	34
Selective Insurance Group Inc.	—	23
ServisFirst Bancshares, Inc.	—	4
Signature Bank	—	34
SLM Corporation	4	30
Sterling Bancorp	1	20
SVB Financial Group (a)	1	88
T. Rowe Price Group, Inc.	1	107
Tompkins Financial Corp.	—	2
Triumph Bancorp, Inc. (a)	—	4
TrustCo Bank Corp.	—	2
U.S. Bancorp	12	649
UMB Financial Corp.	—	23
United Fire Group Inc.	—	10
Universal Insurance Holdings, Inc.	—	7
Veritex Holdings Inc.	—	7
Virtus Partners, Inc.	—	5
Waddell & Reed Financial Inc. - Class A (b) (c)	—	3
Westamerica Bancorp	—	14
WisdomTree Investments, Inc.	—	2
World Acceptance Corp. (a)	—	5
		6,889
Consumer Staples 5.4%
Avon Products, Inc. (a)	4	16
B&G Foods, Inc. (b)	—	6
Boston Beer Co. Inc. - Class A (a)	—	28
Brown-Forman Corp. - Class B	2	90
Calavo Growers Inc.	—	6
Cal-Maine Foods Inc.	—	5
Chefs' Warehouse Inc. (a)	—	3
Church & Dwight Co. Inc.	2	149
Clorox Co. (b)	1	160
Coca-Cola Co.	16	883
Colgate-Palmolive Co.	4	289
Constellation Brands, Inc. - Class A	1	281
Edgewell Personal Care Colombia S A S (a)	—	5
Energizer Holdings, Inc. (b)	—	14
Estee Lauder Cos. Inc. - Class A	1	240
Flowers Foods Inc.	1	18
Hershey Co.	1	112
Hormel Foods Corp. (b)	2	97
Inter Parfums Inc.	—	9
J&J Snack Foods Corp.	—	14
John B. Sanfilippo & Son Inc.	—	4
Kellogg Co.	2	130
Kimberly-Clark Corp.	2	214
Lamb Weston Holdings Inc.	1	86
Lancaster Colony Corp.	—	21
McCormick & Co. Inc.	1	158
Medifast, Inc.	—	10
MGPI Processing, Inc.	—	2
Monster Beverage 1990 Corporation (a)	3	184
National Beverage Corp. (b)	—	2
PepsiCo Inc.	7	946
Philip Morris International Inc.	7	487
Post Holdings Inc. (a)	1	58
Procter & Gamble Co.	11	1,413
Sysco Corp.	3	208
Tootsie Roll Industries Inc.	—	4
USANA Health Sciences, Inc. (a)	—	5
Vector Group Ltd. (b)	—	4
WD-40 Co.	—	20
		6,381
Real Estate 4.1%
Acadia Realty Trust	1	14
Agree Realty Corporation	—	27
American Assets Trust, Inc.	—	12
American Campus Communities, Inc.	1	51
American Tower Corporation	4	793
Apartment Investment and Management Company - Class A	1	63
Armada Hoffler Properties, Inc.	1	10
ARMOUR Residential REIT, Inc.	—	4
AvalonBay Communities, Inc.	1	169
Boston Properties Inc.	1	86
Brixmor Property Group Inc.	1	23
Camden Property Trust	1	53
Caretrust REIT, Inc.	1	16
Community Healthcare Trust Incorporated	—	5
CoreCivic, Inc.	1	10
CoreSite Realty Corporation	—	21
Cousins Properties Incorporated	1	21
Crown Castle International Corp.	1	192
Cyrusone LLC	1	73
DiamondRock Hospitality Co.	1	13
Digital Realty Trust Inc.	1	122
Douglas Emmett, Inc.	1	30
Duke Realty Corp.	2	67
Easterly Government Properties, Inc.	1	16
EastGroup Properties Inc.	—	39
EPR Properties	—	30
Equinix, Inc.	1	236
Equity Residential	2	168
Essex Property Trust Inc.	—	128
Extra Space Storage Inc.	1	80
Federal Realty Investment Trust	—	38
First Industrial Realty Trust, Inc.	1	25
Four Corners Property Trust, Inc.	1	16
Getty Realty Corp.	—	3
Global Net Lease Inc.	—	6
HCP, Inc.	4	139
Healthcare Realty Trust Inc. (b)	1	20
Highwoods Properties Inc.	1	20
Host Hotels & Resorts, Inc.	3	50
Innovative Industrial Properties, Inc. (b)	—	6
JBG Smith Properties	1	28
Lamar Advertising Co. - Class A	—	31
Liberty Property Trust	1	37
Life Storage Inc.	—	42
LTC Properties Inc.	—	10
Mack-Cali Realty Corp.	1	12
Marcus & Millichap Inc. (a)	—	7
Medical Properties Trust, Inc.	4	70

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Mid-America Apartment Communities, Inc.	1	65
National Retail Properties Inc.	1	77
National Storage Affiliates Trust	1	15
New York Mortgage Trust Inc.	1	5
Office Properties Income Trust (b)	—	4
Omega Healthcare Investors Inc.	2	74
Park Hotels & Resorts Inc.	1	25
Pebblebrook Hotel Trust	1	13
PS Business Parks, Inc.	—	17
Public Storage	1	296
Rayonier Inc.	1	18
Realty Income Corp.	2	143
Redwood Trust Inc.	1	15
Regency Centers Corp.	1	40
RPT Realty (b)	1	6
Saul Centers Inc.	—	4
SBA Communications Corporation	1	129
Simon Property Group Inc.	2	259
Spirit Realty Capital, Inc.	1	20
Tanger Factory Outlet Centers Inc. (b)	—	4
Taubman Centers Inc.	—	15
The GEO Group, Inc.	—	7
UDR Inc.	1	62
Uniti Group Inc. (b)	1	10
Universal Health Realty Income Trust	—	9
Urban Edge Properties	1	8
Urstadt Biddle Properties Inc. - Class A	—	9
Vornado Realty Trust	1	44
Washington Prime Group, L.P. (b)	1	5
Washington REIT	—	7
Weingarten Realty Investors	1	17
Welltower Inc.	3	295
		4,849
Energy 2.7%
Antero Midstream Corporation (b)	—	3
Apache Corporation (b)	3	78
Apergy Corporation (a)	—	8
Archrock, Inc.	1	13
Cabot Oil & Gas Corp.	2	39
Callon Petroleum Company (a) (b)	2	6
Carrizo Oil & Gas Inc. (a)	1	7
Chesapeake Energy Corp. (a) (b)	4	6
Cimarex Energy Co.	1	23
CNX Resources Corporation (a)	1	10
Concho Resources Inc.	1	60
ConocoPhillips	9	513
CONSOL Mining Corporation (a)	—	2
Core Laboratories N.V.	—	9
Denbury Resources Inc. (a) (b)	3	3
Devon Energy Corporation	3	81
Diamondback Energy, Inc.	1	119
DMC Global Inc. (b)	—	4
Equitrans Midstream Corp.	2	23
Exxon Mobil Corporation	19	1,356
Hess Corporation	1	69
HighPoint Resources Corporation (a)	1	2
HollyFrontier Corp.	1	68
Jagged Peak Energy Inc. (a)	—	3
KLX Energy Services Holdings, Inc. (a)	—	2
Marathon Oil Corp.	7	81
Matador Resources Co. (a)	1	8
Murphy Oil Corp. (b)	1	28
Nabors Industries Ltd	1	2
Noble Corporation PLC (a)	1	1
Occidental Petroleum Corporation	7	320
ONEOK Inc.	2	140
PBF Energy Inc. - Class A	1	15
Penn Virginia Corporation (a)	—	2
Propetro Holding Corp. (a)	1	5
QEP Resources, Inc.	2	6
Reg Biofuels, LLC (a) (b)	—	3
RPC Inc. (b)	—	1
Southwestern Energy Co. (a) (b)	2	3
Transocean Ltd. (a)	2	11
Unit Corp. (a)	—	1
Valaris PLC - Class A (b) (c)	2	7
Whiting Petroleum Corp. (a) (b)	1	4
		3,145
Materials 2.4%
Air Products and Chemicals, Inc.	2	395
AK Steel Holding Corporation (a) (b)	2	5
Allegheny Technologies Incorporated (a)	1	19
Amcor Plc	7	63
AptarGroup, Inc.	—	32
Avery Dennison Corporation	—	35
Balchem Corporation	—	14
Ball Corporation	2	132
Cabot Corp.	—	12
Celanese Corp. - Class A	1	67
CF Industries Holdings Inc.	1	39
Chemours Co.	1	20
Eagle Materials Inc.	—	19
Eastman Chemical Co.	1	46
Ecolab Inc.	2	406
Ferro Corp. (a)	—	3
FMC Corp.	1	40
Freeport-McMoRan Inc. - Class B	6	52
FutureFuel Corp.	—	2
GCP Applied Technologies Inc. (a)	—	2
Greif Inc. - Class A	—	5
Hawkins Inc.	—	4
Ingevity Corporation (a)	—	16
Innospec Inc.	—	18
Kaiser Aluminum Corp.	—	12
Linde Public Limited Company	3	569
Louisiana-Pacific Corp.	1	11
Martin Marietta Materials Inc.	—	79
Materion Corp.	—	9
MOS Holdings Inc.	2	29
NewMarket Corp.	—	25
Park Aerospace Technologies Corp.	—	—
PPG Industries Inc.	1	102
Quaker Chemical Corp.	—	16
Royal Gold Inc. (b)	—	42
RPM International Inc.	1	71
Scotts Miracle-Gro Co. - Class A	—	21
Sensient Technologies Corporation	—	10
Sherwin-Williams Co.	1	224
SunCoke Energy, Inc. (a)	1	5
Trinseo S.A.	—	3
Valvoline, Inc.	1	17
Vulcan Materials Co.	1	78
Warrior Met Coal, Inc.	—	3
		2,772
Utilities 2.2%
Alliant Energy Corporation	1	58
Ameren Corporation	2	163
American States Water Company	—	17
American Water Works Company, Inc.	1	115
Aqua America, Inc.	1	36
Atmos Energy Corporation	1	64
Avista Corporation	—	12
Black Hills Corporation	1	36
California Water Service Group	—	11
CMS Energy Corp.	1	83
Dominion Energy, Inc.	3	251
El Paso Electric Co.	—	11
Eversource Energy (b)	2	122
Hawaiian Electric Industries Inc.	1	19
IDACORP Inc.	—	28
National Fuel Gas Co. (b)	1	32
NextEra Energy, Inc.	4	923
Northwest Natural Holding Company	—	12
NorthWestern Corp.	—	17
NRG Energy Inc.	2	81
OGE Energy Corp.	1	39
One Gas, Inc.	—	20
Pinnacle West Capital Corp.	1	88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Spire, Inc.	—	15
UGI Corp.	2	85
WEC Energy Group Inc.	1	114
Xcel Energy Inc. (b)	2	124
		2,576
Total Common Stocks (cost $106,186)		117,079
INVESTMENT COMPANIES 0.0%
iShares S&P 400 Growth Index Fund	—	4
iShares S&P 500 Growth Index Fund (b)	—	62
iShares S&P Small-Cap 600 Growth ETF	—	2
Total Investment Companies (cost $69)		68
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	1,250	1,250
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	252	252
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	35	35
Total Short Term Investments (cost $1,537)		1,537
Total Investments 101.0% (cost $107,792)		118,684
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (1.0)%		(1,218)
Total Net Assets 100.0%		117,468

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Growth Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	3	December 2019	451	2	(4)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Value Index Fund
COMMON STOCKS 98.8%
Financials 21.4%
Affiliated Managers Group, Inc. (a)	—	26
AFLAC Incorporated	4	224
Alleghany Corporation (b)	—	66
Ambac Financial Group, Inc. (b)	—	4
American Equity Investment Life Holding Company	—	5
American Express Company	2	233
American Financial Group, Inc.	1	46
American International Group, Inc.	5	283
Ameriprise Financial, Inc.	—	52
Ameris Bancorp	1	17
Amerisafe, Inc.	—	1
Aon PLC - Class A	1	98
Arthur J Gallagher & Co.	—	33
Associated Banc-Corp	1	21
Assurant, Inc.	—	42
Axos Financial, Inc. (b)	—	4
Banc of California, Inc.	—	3
BancorpSouth Bank	—	8
Bank of America Corporation	49	1,422
Bank of Hawaii Corporation	—	10
Bank OZK	1	18
Banner Corporation	—	10
BB&T Corporation	5	239
Berkshire Hathaway Inc. - Class B (b)	6	1,234
Berkshire Hills Bancorp, Inc.	—	7
BlackRock, Inc.	1	306
Boston Private Financial Holdings Inc.	—	4
Brighthouse Financial, Inc. (b)	1	28
Brookline Bancorp, Inc.	—	2
Cadence Bancorporation - Class A	1	7
Capital One Financial Corporation	3	250
Cathay General Bancorp	1	14
Central Pacific Financial Corp.	—	3
Charles Schwab Corp.	3	135
Chubb Limited	3	429
Cincinnati Financial Corp.	1	53
Citigroup Inc.	13	909
Citizens Financial Group Inc.	3	93
CME Group Inc.	2	441
CNO Financial Group, Inc.	1	15
Columbia Banking System Inc.	—	14
Comerica Inc.	1	33
Commerce Bancshares Inc.	—	11
Cullen/Frost Bankers Inc. (a)	—	32
Customers Bancorp, Inc. (b)	—	4
CVB Financial Corp. (a)	—	7
Dime Community Bancshares Inc.	—	4
Discover Financial Services	1	51
Donnelley Financial Solutions, Inc. (b)	—	2
E*TRADE Financial Corp.	1	24
Eagle Bancorp Inc.	—	8
East West Bancorp, Inc.	—	17
Eaton Vance Corp.	—	11
Employer Holdings Inc.	—	10
Encore Capital Group Inc. (a) (b)	—	5
Enova International, Inc. (b)	—	4
Evercore Inc. - Class A	—	12
Everest Re Group, Ltd.	—	61
EzCorp Inc. - Class A (a) (b)	—	1
Federated Investors Inc. - Class B	—	9
Fifth Third Bancorp	4	118
First American Financial Corporation	1	37
First Bancorp Inc.	1	5
First Commonwealth Financial Corp.	1	8
First Financial Bancorp	1	14
First Horizon National Corp.	2	28
First Midwest Bancorp Inc.	—	5
Flagstar Bancorp Inc.	—	6
FNB Corp.	1	11
Franklin Financial Network, Inc.	—	3
Franklin Resources Inc.	2	50
Fulton Financial Corp. (a)	1	14
Genworth Financial, Inc. - Class A (b)	2	7
Globe Life Inc.	—	29
Granite Point Mortgage Trust Inc.	—	4
Great Western Bancorp Inc.	—	5
Greenhill & Co. Inc.	—	—
Hancock Whitney Co.	1	21
Hanmi Financial Corp.	—	4
Hanover Insurance Group Inc.	—	17
Heritage Financial Corporation	—	2
Home Bancshares Inc. (a)	1	9
HomeStreet, Inc. (b)	—	1
Hope Bancorp, Inc.	1	9
Horace Mann Educators Corp.	—	11
Huntington Bancshares Inc.	6	86
Interactive Brokers Group, Inc. (c)	—	8
International Bancshares Corp.	—	14
INTL FCStone Inc. (b)	—	3
Invesco Ltd.	2	37
James River Group, Inc.	—	10
Janus Henderson Group PLC (a)	1	23
Jefferies Financial Group Inc.	2	26
JPMorgan Chase & Co.	19	2,189
Kemper Corp.	—	18
KeyCorp	6	102
Legg Mason Inc.	1	21
Lincoln National Corp.	1	71
Loews Corp.	2	80
M&T Bank Corporation	1	122
Marsh & McLennan Cos. Inc.	1	107
Mercury General Corp.	—	5
Meta Financial Group, Inc.	—	5
MetLife, Inc.	5	223
Moody's Corp.	1	98
Morgan Stanley	7	310
NASDAQ Inc.	—	21
National Bank Holdings Corp. - Class A	—	1
Navient Corporation	1	14
NBT Bancorp Inc.	—	9
New York Community Bancorp Inc.	3	35
NMI Holdings Inc. - Class A (b)	—	5
Northern Trust Corp.	1	55
Northfield Bancorp Inc.	—	5
Northwest Bancshares Inc.	1	9
OFG Bancorp	—	3
Old Republic International Corp.	2	38
Opus Bank	—	2
Oritani Financial Corp.	—	5
Pacific Premier Bancorp, Inc.	1	13
PacWest Bancorp	1	24
People's United Financial Inc.	2	36
Pinnacle Financial Partners, Inc.	1	25
Piper Jaffray Cos.	—	5
PNC Financial Services Group Inc.	3	364
Preferred Bank	—	1
Principal Financial Group, Inc.	2	85
ProAssurance Corporation	—	13
Progressive Corp.	2	122
Prosperity Bancshares Inc. (a)	1	31
Provident Financial Services, Inc.	—	8
Prudential Financial Inc.	2	210
Raymond James Financial Inc.	1	58
Regions Financial Corporation	6	92
Reinsurance Group of America Inc.	—	56
RenaissanceRe Holdings Ltd	—	49
S&T Bancorp Inc.	—	3
Safety Insurance Group, Inc.	—	7
SEI Investments Co.	—	21
Selective Insurance Group Inc.	—	8
ServisFirst Bancshares, Inc.	—	5
Signature Bank	—	14
Simmons First National Corp. - Class A	1	12
Southside Bancshares, Inc.	—	6
State Street Corp.	2	130
Sterling Bancorp	1	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Stewart Information Services Corp.	—	4
Stifel Financial Corp.	—	22
SunTrust Banks Inc.	3	176
Synchrony Financial	4	124
Synovus Financial Corp.	1	31
T. Rowe Price Group, Inc.	1	78
TCF Financial Corporation	1	35
Texas Capital Bancshares, Inc. (b)	—	18
The Allstate Corporation	2	208
The Bank of New York Mellon Corporation (d)	5	229
The Goldman Sachs Group, Inc.	2	390
The Hartford Financial Services Group, Inc.	2	126
The PRA Group, Inc. (b)	—	11
The Travelers Companies, Inc.	2	224
Third Point Reinsurance Ltd. (b)	1	4
Tompkins Financial Corp.	—	4
TrustCo Bank Corp.	—	2
Trustmark Corp.	—	12
Umpqua Holdings Corp.	1	22
United Bankshares Inc. (a)	1	24
United Community Banks, Inc.	1	13
United Insurance Holdings Corp.	—	1
Unum Group	1	37
Valley National Bancorp (a)	2	22
Veritex Holdings Inc.	—	2
Virtus Partners, Inc.	—	1
W. R. Berkley Corporation	1	62
Waddell & Reed Financial Inc. - Class A (a) (c)	—	4
Walker & Dunlop, Inc.	—	9
Washington Federal Inc.	1	16
Webster Financial Corp.	1	26
Wells Fargo & Co.	23	1,177
Willis Towers Watson Public Limited Company	1	144
Wintrust Financial Corporation	—	22
WisdomTree Investments, Inc.	—	1
World Acceptance Corp. (b)	—	1
Zions Bancorp	1	48
		16,032
Information Technology 15.8%
Accenture Public Limited Company - Class A	2	386
ADTRAN, Inc.	—	3
Alarm.Com Holdings, Inc. (b)	—	3
Amphenol Corporation - Class A	1	103
Analog Devices, Inc.	1	112
Anixter International Inc. (b)	—	11
Apple Inc.	25	5,531
Applied Materials, Inc.	5	266
Applied Optoelectronics, Inc. (a) (b)	—	1
Arlo Technologies, Inc. (b)	—	1
Arrow Electronics, Inc. (b)	1	34
Avnet, Inc.	1	28
Axcelis Technologies, Inc. (b)	—	1
Badger Meter, Inc. (a)	—	4
Bel Fuse Inc. - Class B	—	1
Belden Inc.	—	13
Benchmark Electronics, Inc.	—	6
Blackbaud, Inc.	—	9
CACI International Inc. - Class A (b)	—	33
Cadence Design Systems Inc. (b)	1	45
CDK Global, Inc.	1	19
CDW Corp.	1	62
CEVA Inc. (b)	—	3
Cirrus Logic Inc. (b)	—	18
Cognex Corp.	1	23
Cognizant Technology Solutions Corp. - Class A	3	197
Coherent Inc. (b)	—	23
Cohu Inc.	—	1
Comtech Telecommunications Corp.	—	5
Corning Inc.	5	128
CSG Systems International, Inc.	—	6
Daktronics Inc.	—	1
Diebold Nixdorf Inc. (b)	—	3
Digi International Inc. (b)	—	1
Diodes Inc. (b)	—	5
DSP Group, Inc. (b)	—	—
DXC Technology Company	2	44
Ebix Inc. (a)	—	1
ePlus Inc. (b)	—	3
EVERTEC, Inc.	—	4
ExlService Holdings Inc. (b)	—	10
Extreme Networks, Inc. (b)	1	3
Fabrinet (b)	—	5
FARO Technologies Inc. (b)	—	3
First Solar Inc. (b)	1	24
FleetCor Technologies Inc. (b)	—	59
FLIR Systems Inc.	1	40
FormFactor Inc. (b)	1	10
Hewlett Packard Enterprise Company	8	115
HP Inc.	9	164
Ichor Holdings, Ltd. (b)	—	3
II-VI Inc. (a) (b)	1	17
Insight Enterprises, Inc. (b)	—	11
Intel Corp.	9	436
InterDigital Communications, Inc.	—	4
International Business Machines Corp.	5	750
IPG Photonics Corporation (a) (b)	—	27
Itron Inc. (b)	—	13
Jabil Inc.	1	30
Jack Henry & Associates Inc.	—	32
Juniper Networks, Inc.	2	50
KBR, Inc.	1	11
KLA-Tencor Corp.	1	67
Knowles Corporation (b)	—	5
Kulicke & Soffa Industries Inc.	—	9
Lam Research Corp.	1	194
LivePerson, Inc. (b)	—	5
LogMeIn, Inc.	—	19
Lumentum Holdings Inc. (b)	—	11
Manhattan Associates Inc. (b)	—	8
Mantech International Corp. - Class A	—	11
Maxim Integrated Products, Inc.	1	37
MaxLinear, Inc. - Class A (b)	—	4
Methode Electronics Inc.	—	9
Microchip Technology Incorporated (a)	1	63
Micron Technology Inc. (b)	7	276
MicroStrategy Inc. - Class A (b)	—	4
MKS Instruments, Inc.	—	28
Monotype Imaging Holdings Inc.	—	1
MTS Systems Corp.	—	2
NCR Corporation (b)	1	24
NETGEAR, Inc. (b)	—	8
NetScout Systems, Inc. (b)	—	9
NIC Inc.	—	5
NVIDIA Corporation	2	291
Onespan, Inc. (b)	—	1
Oracle Corporation	7	355
OSI Systems Inc. (b)	—	5
Paychex Inc.	1	56
PDF Solutions Inc. (b)	—	3
Perspecta Inc.	1	22
Photronics Inc. (b)	—	3
Plantronics Inc.	—	2
Plexus Corp. (b)	—	10
Power Integrations Inc.	—	6
Progress Software Corp.	—	4
Qorvo, Inc. (b)	1	52
Qualcomm Incorporated	4	260
Qualys, Inc. (b)	—	5
Rambus Inc. (b)	1	9
Rogers Corp. (b)	—	4
Rudolph Technologies Inc. (b)	—	1
Sanmina Corp. (b)	1	14
ScanSource Inc. (b)	—	5
Science Applications International Corp.	—	27
Seagate Technology Public Limited Company	1	29
Skyworks Solutions, Inc.	—	29
SolarEdge Technologies Ltd. (b)	—	7
Sykes Enterprises Inc. (b)	—	6
Symantec Corp.	4	84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Synaptics Incorporated (a) (b)	—	4
SYNNEX Corporation	—	28
Synopsys Inc. (b)	—	52
TE Connectivity Ltd.	2	183
Tech Data Corp. (b)	—	22
Teradyne Inc.	—	20
Texas Instruments Incorporated	2	237
TiVo Corporation	1	6
TTEC Holdings, Inc.	—	5
TTM Technologies, Inc. (b)	1	9
Ultra Clean Holdings, Inc. (b)	—	4
Universal Display Corporation	—	14
Veeco Instruments Inc. (b)	—	4
Versum Materials, Inc.	—	9
ViaSat, Inc. (b)	—	12
Vishay Intertechnology Inc.	1	13
Western Digital Corp.	2	104
Western Union Co.	1	32
Xerox Holdings, Inc.	1	33
Xperii Corp.	—	5
		11,840
Industrials 10.8%
3M Company	2	271
AAON, Inc. (a)	—	5
AAR Corp.	—	4
ABM Industries Incorporated	—	13
Actuant Corporation - Class A	—	4
Acuity Brands, Inc.	—	30
Advanced Energy Industries, Inc. (b)	—	6
AECOM (b)	1	33
Aegion Corporation (b)	—	5
AGCO Corporation	—	27
Alamo Group Inc.	—	6
Alaska Air Group, Inc.	1	45
Allegion Public Limited Company	—	26
American Airlines Group Inc. (a)	2	64
American Woodmark Corporation (b)	—	8
AO Smith Corp.	1	38
Apogee Enterprises, Inc.	—	5
Applied Industrial Technologies, Inc.	—	5
Arcbest Corporation	—	4
Arconic Inc.	2	58
Arcosa, Inc.	—	10
Astec Industries, Inc.	—	3
Atlas Air Worldwide Holdings, Inc. (b)	—	3
Avis Budget Group, Inc. (b)	—	9
AZZ Inc.	—	1
Barnes Group Inc.	—	8
Brady Corp. - Class A	—	5
Briggs & Stratton Corp.	—	1
Brink's Co.	—	11
C.H. Robinson Worldwide, Inc.	1	68
Carlisle Cos. Inc.	—	17
Caterpillar Inc.	3	414
Chart Industries, Inc. (b)	—	7
CIRCOR International, Inc. (b)	—	4
Clean Harbors Inc. (b)	—	9
Colfax Corp. (a) (b)	1	18
Comfort Systems USA Inc.	—	4
Copart Inc. (b)	—	29
Crane Co.	—	9
Cubic Corp. (a)	—	5
Cummins Inc.	1	147
Deere & Co.	2	310
Delta Air Lines Inc.	4	197
Deluxe Corp.	—	11
Donaldson Co. Inc.	—	15
Dover Corp.	1	83
Dycom Industries, Inc. (b)	—	8
Eaton Corporation Public Limited Company	1	104
Echo Global Logistics, Inc. (b)	—	4
EMCOR Group, Inc.	—	27
Emerson Electric Co.	4	241
Encore Wire Corp.	—	8
EnerSys	—	5
EnPro Industries, Inc.	—	8
Equifax Inc.	—	38
Federal Signal Corp.	—	5
FedEx Corporation	1	110
Flowserve Corporation (a)	1	19
Fluor Corp.	1	14
Fortive Corporation	2	116
Fortune Brands Home & Security, Inc.	1	43
Forward Air Corp.	—	4
FTI Consulting Inc. (b)	—	12
GATX Corp. (a)	—	10
General Dynamics Corp.	1	253
General Electric Company	51	455
Genesee & Wyoming Inc. - Class A (b)	—	18
Gibraltar Industries Inc. (b)	—	4
GMS Inc. (b)	—	9
Graco Inc.	1	18
Granite Construction Inc.	—	7
Greenbrier Cos. Inc.	—	5
Griffon Corp.	—	3
Hawaiian Holdings Inc.	—	4
Healthcare Services Group Inc. (a)	—	3
Heartland Express Inc.	—	2
Heidrick & Struggles International Inc.	—	1
Herman Miller Inc.	—	16
Hillenbrand Inc.	—	7
HNI Corp.	—	8
Honeywell International Inc.	2	355
HUB Group Inc. - Class A (b)	—	5
Hubbell Inc.	—	15
Huntington Ingalls Industries Inc.	—	52
Illinois Tool Works Inc.	1	162
Insteel Industries, Inc.	—	1
Interface Inc.	—	4
Jacobs Engineering Group Inc.	1	71
JB Hunt Transport Services Inc.	—	17
JetBlue Airways Corp. (b)	2	30
John Bean Technologies Corp.	—	8
Johnson Controls International Public Limited Company	5	201
Kaman Corp.	—	5
Kansas City Southern	—	45
Kelly Services Inc. - Class A	—	4
Kirby Corp. (b)	—	14
Knight-Swift Transportation Holdings Inc. - Class A (a)	1	27
Korn Ferry	—	4
L3Harris Technologies, Inc.	1	131
Landstar System Inc.	—	9
Lincoln Electric Holdings Inc. (a)	—	14
Lindsay Corp.	—	2
Lockheed Martin Corporation	1	227
Lydall Inc. (b)	—	2
ManpowerGroup Inc.	—	28
Marten Transport Ltd.	—	5
Masco Corp.	1	38
MasTec Inc. (b)	—	24
Matthews International Corp. - Class A (a)	—	7
Mercury Systems Inc. (b)	—	10
Moog Inc. - Class A	—	14
MSC Industrial Direct Co. - Class A	—	9
Mueller Industries Inc.	—	9
MYR Group Inc. (b)	—	3
Navigant Consulting, Inc.	—	2
Nielsen Holdings plc	2	44
Nordson Corp.	—	26
Norfolk Southern Corp.	1	85
Northrop Grumman Systems Corp.	1	346
Now, Inc. (b)	—	4
Nvent Electric Public Limited Company	1	21
Old Dominion Freight Line Inc.	—	22
Oshkosh Corp.	—	29
Owens Corning Inc.	1	42
PACCAR Inc.	2	139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Parker Hannifin Corp.	1	133
Patrick Industries Inc. (b)	—	5
Pentair Public Limited Company	1	36
PGT Innovations, Inc. (b)	—	1
Pitney Bowes Inc. (a)	1	3
Powell Industries Inc.	—	1
Quanex Building Products Corp.	—	4
Quanta Services, Inc.	1	30
Raytheon Co.	1	179
Regal-Beloit Corp.	—	8
Republic Services Inc.	1	62
Resideo Technologies, Inc. (b)	1	9
Resources Connection, Inc.	—	3
Robert Half International Inc.	1	23
Rockwell Automation Inc.	—	57
RR Donnelley & Sons Co.	—	1
Ryder System, Inc.	—	14
Saia, Inc. (b)	—	14
Simpson Manufacturing Co. Inc.	—	9
SkyWest Inc.	—	16
Snap-On Inc.	—	51
Southwest Airlines Co.	3	151
SPX Flow, Inc. (b)	—	10
Standex International Corp.	—	5
Stanley Black & Decker Inc.	1	129
Stericycle Inc. (a) (b)	1	26
Team Inc. (a) (b)	—	4
Teledyne Technologies Inc. (b)	—	35
Tennant Co.	—	3
Terex Corp.	—	9
Tetra Tech, Inc.	—	12
Textron Inc.	1	64
Timken Co.	1	19
Titan International, Inc.	—	1
Toro Co.	—	16
Trex Company, Inc. (b)	—	10
Trinity Industries Inc. (a)	1	15
Triumph Group Inc. (a)	—	4
TrueBlue, Inc. (b)	—	4
United Airlines Holdings, Inc. (b)	1	115
United Parcel Service Inc. - Class B	2	245
United Rentals Inc. (b)	—	28
United Technologies Corp.	3	336
Universal Forest Products Inc.	—	13
Valmont Industries Inc.	—	19
Verisk Analytics, Inc.	—	47
Veritiv Corp. (b)	—	1
Viad Corp	—	10
Wabash National Corp.	—	5
Wabtec Corp.	1	42
Watsco Inc.	—	34
Watts Water Technologies Inc. - Class A	—	10
Werner Enterprises Inc.	—	9
XPO Logistics Inc. (a) (b)	—	22
		8,068
Health Care 9.7%
AbbVie Inc.	4	314
Acadia Healthcare Company, Inc. (a) (b)	1	15
Acorda Therapeutics, Inc. (a) (b)	—	—
Agilent Technologies, Inc.	1	66
Akorn, Inc. (b)	1	2
Align Technology, Inc. (b)	—	35
Allergan Public Limited Company	2	322
Allscripts Healthcare Solutions, Inc. (b)	1	10
AMAG Pharmaceuticals, Inc. (a) (b)	—	1
AmerisourceBergen Corporation	1	74
Amgen Inc.	1	231
Anika Therapeutics, Inc. (b)	—	5
Anthem, Inc.	2	358
Assertio Therapeutics, Inc. (b)	—	—
Baxter International Inc.	2	146
Becton, Dickinson and Company	1	148
Biogen Inc. (b)	1	117
Bristol-Myers Squibb Co.	5	238
Cambrex Corp. (b)	—	4
Cantel Medical Corp.	—	8
Cardinal Health, Inc.	2	81
Catalent Inc. (b)	—	16
Celgene Corp. (b)	2	218
Centene Corporation (b)	2	103
Charles River Laboratories International Inc. (b)	—	18
Cigna Corp.	1	142
Community Health Systems Inc. (a) (b)	1	2
Computer Programs & Systems Inc.	—	—
Cooper Cos. Inc.	—	47
Covetrus, Inc. (a) (b)	—	4
Cross Country Healthcare Inc. (b)	—	3
Cutera Inc. (b)	—	2
CVS Health Corporation	8	478
Cytokinetics, Incorporated (b)	—	3
Danaher Corporation	2	237
Dentsply Sirona Inc.	1	73
Diplomat Pharmacy, Inc. (b)	—	1
Emergent BioSolutions Inc. (b)	—	5
Exelixis, Inc. (b)	1	14
Genomic Health, Inc. (b)	—	2
Gilead Sciences Inc.	7	468
Healthstream, Inc. (b)	—	1
Henry Schein Inc. (b)	1	31
Hologic Inc. (b)	1	33
Incyte Corporation (b)	1	41
Inogen, Inc. (b)	—	3
Invacare Corp.	—	1
IQVIA Inc. (b)	—	42
Johnson & Johnson	6	815
Laboratory Corporation of America Holdings (b)	1	94
Lannett Co. Inc. (a) (b)	—	3
Lantheus Holdings Inc. (b)	—	3
LeMaitre Vascular Inc.	—	2
LHC Group, Inc. (b)	—	8
Magellan Health Services Inc. (b)	—	8
McKesson Corporation	1	150
Medicines Co. (a) (b)	—	4
Medidata Solutions, Inc. (b)	—	13
Mednax, Inc. (b)	1	12
Mettler-Toledo International Inc. (b)	—	37
Momenta Pharmaceuticals, Inc. (b)	—	4
Mylan Holdings Ltd. (b)	3	57
Myriad Genetics, Inc. (b)	—	6
Natus Medical Inc. (b)	—	1
Nektar Therapeutics (a) (b)	1	18
Orasure Technologies, Inc. (b)	—	1
Orthofix Medical Inc. (b)	—	1
Owens & Minor Inc.	1	4
Pacira Biosciences, Inc. (b)	—	3
Patterson Cos. Inc.	1	8
PerkinElmer Inc.	—	27
Perrigo Company Public Limited Company	1	47
Phibro Animal Health Corporation - Class A	—	1
Prestige Consumer Healthcare Inc. (b)	—	10
Providence Services Corp. (b)	—	4
Quest Diagnostics Incorporated	1	83
Regeneron Pharmaceuticals, Inc. (b)	—	54
Select Medical Holdings Corporation (b)	1	10
Stryker Corp.	1	163
Syneos Health, Inc. - Class A (b)	—	7
Tenet Healthcare Corporation (b)	—	8
United Therapeutics Corporation (b)	—	19
UnitedHealth Group Incorporated	6	1,199
Universal Health Services Inc. - Class B	—	31
Varex Imaging Corporation (b)	—	3
Waters Corp. (a) (b)	—	36
Zoetis Inc. - Class A	1	155
		7,272
Consumer Staples 9.1%
Altria Group, Inc.	11	446
Archer-Daniels-Midland Company	3	132
B&G Foods, Inc. (a)	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Calavo Growers Inc.	—	3
Cal-Maine Foods Inc.	—	4
Campbell Soup Co.	1	51
Casey's General Stores Inc.	—	35
Central Garden & Pet Co. (a) (b)	—	1
Central Garden & Pet Co. - Class A (b)	—	5
Chefs' Warehouse Inc. (b)	—	1
Coca-Cola Co.	11	586
Coca-Cola Consolidated Inc.	—	7
Colgate-Palmolive Co.	2	156
ConAgra Brands Inc.	3	86
Costco Wholesale Corporation	3	738
Coty Inc. - Class A	2	17
Darling Ingredients Inc. (b)	1	20
Dean Foods Co. (a)	—	—
Del Monte Fresh Produce Company	—	7
Edgewell Personal Care Colombia S A S (b)	—	4
Energizer Holdings, Inc. (a)	—	9
Estee Lauder Cos. Inc. - Class A	1	81
Flowers Foods Inc.	1	15
General Mills Inc.	4	195
Hain Celestial Group Inc. (b)	1	11
Hershey Co.	—	54
Ingredion Inc.	—	30
J&J Snack Foods Corp.	—	6
JM Smucker Co.	1	73
John B. Sanfilippo & Son Inc.	—	1
Kimberly-Clark Corp.	1	129
Kraft Heinz Foods Company	4	100
MGPI Processing, Inc. (a)	—	1
Molson Coors Brewing Company - Class B	1	60
Mondelez International Inc. - Class A	9	465
National Beverage Corp. (a)	—	1
Nu Skin Enterprises, Inc. - Class A	—	15
PepsiCo Inc.	3	436
Philip Morris International Inc.	5	338
Pilgrim's Pride Corporation (b)	—	11
PriceSmart Inc.	—	9
Procter & Gamble Co.	7	798
Sanderson Farms Inc.	—	16
Seneca Foods Corp. - Class A (b)	—	—
SpartanNash Co.	—	2
Spectrum Brands Legacy, Inc.	—	2
Sprouts Farmers Market, Inc. (b)	1	15
Sysco Corp.	1	86
The Andersons, Inc.	—	4
The Kroger Co.	5	118
Treehouse Foods, Inc. (a) (b)	—	20
Tyson Foods Inc. - Class A	2	145
United Natural Foods Inc. (a) (b)	—	3
Universal Corp.	—	8
USANA Health Sciences, Inc. (b)	—	1
Vector Group Ltd. (a)	—	4
Walgreens Boots Alliance Inc.	5	245
Walmart Inc.	8	982
		6,791
Consumer Discretionary 7.9%
Aaron's, Inc.	—	11
Abercrombie & Fitch Co. - Class A (a)	—	6
Adient Public Limited Company	1	13
Advance Auto Parts, Inc.	—	25
American Axle & Manufacturing Holdings, Inc. (b)	1	5
American Eagle Outfitters, Inc.	1	17
Aptiv PLC (c)	1	52
Asbury Automotive Group, Inc. (b)	—	6
AutoNation, Inc. (b)	—	17
Barnes & Noble Education, Inc. (b)	—	—
Bed Bath & Beyond Inc. (a)	1	7
Best Buy Co., Inc.	1	92
Big Lots, Inc.	—	5
Bloomin' Brands, Inc. (a)	1	9
Booking Holdings Inc. (b)	—	253
Boot Barn Holdings, Inc. (a) (b)	—	1
BorgWarner Inc.	1	43
Boyd Gaming Corp.	1	13
Brunswick Corp.	1	25
Buckle Inc. (a)	—	4
Caesars Entertainment Corp. (b)	3	40
Caleres Inc.	—	8
Callaway Golf Co.	—	4
Capri Holdings Limited (b)	1	30
Carmax Inc. (b)	1	47
Carnival Plc (a)	2	103
Carter's Inc.	—	10
Cato Corp. - Class A (a)	—	2
Century Communities Inc. (b)	—	6
Cheesecake Factory Inc. (a)	—	5
Chico's FAS Inc.	1	3
Chuy's Holdings Inc. (b)	—	1
Conn's Inc. (a) (b)	—	5
Cooper Tire & Rubber Co. (a)	—	7
Cooper-Standard Holdings Inc. (b)	—	4
Core-Mark Holding Co. Inc.	—	8
Cracker Barrel Old Country Store, Inc. (a)	—	9
D.R. Horton, Inc.	2	101
Dana Holding Corp.	1	12
Darden Restaurants Inc.	—	26
Delphi Technologies PLC	1	7
Designer Brands Inc. - Class A (a)	—	2
Dick's Sporting Goods Inc. (a)	1	16
Dillard's Inc. - Class A (a)	—	7
Dollar Tree Inc. (b)	1	155
Dunkin' Brands Group Inc.	—	14
eBay Inc.	3	114
Ethan Allen Interiors Inc.	—	3
ETSY, Inc. (b)	—	11
Expedia Group, Inc.	—	43
Express, Inc. (b)	—	1
Fiesta Restaurant Group, Inc. (b)	—	—
Foot Locker Inc.	—	14
Ford Motor Co.	23	206
Fossil Group, Inc. (a) (b)	—	4
GameStop Corp. - Class A (a)	—	2
Gap Inc.	1	22
Garmin Ltd.	—	27
Garrett Motion Inc. (b)	—	3
General Motors Company	7	274
Genesco Inc. (b)	—	4
Gentex Corp.	1	13
Gentherm Incorporated (b)	—	1
Genuine Parts Co.	1	84
G-III Apparel Group, Ltd. (b)	—	5
Goodyear Tire & Rubber Co.	2	21
Graham Holdings Co.	—	15
Group 1 Automotive Inc.	—	8
GrubHub Inc. (a) (b)	—	6
H & R Block, Inc.	1	10
HanesBrands Inc.	1	17
Harley-Davidson Inc.	1	32
Hasbro Inc.	—	36
Haverty Furniture Cos. Inc.	—	2
Hibbett Sports Inc. (b)	—	1
Home Depot Inc.	4	799
Installed Building Products, Inc. (b)	—	6
International Speedway Corp. - Class A	—	4
J.C. Penney Co. Inc. (a) (b)	2	2
Jack in the Box Inc.	—	5
KAR Auction Services, Inc.	—	8
KB Home	1	18
Kohl's Corp.	1	47
La-Z-Boy Inc.	—	9
LCI Industries	—	14
Leggett & Platt Inc.	1	30
Lennar Corp. - Class A	2	92
LGI Homes, Inc. (b)	—	10
Limited Brands Inc.	1	27
Lithia Motors Inc. - Class A	—	17
LKQ Corp. (b)	2	58
Lowe's Cos. Inc.	3	265

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Lumber Liquidators, Inc. (a) (b)	—	1
M/I Homes, Inc. (b)	—	7
Macy's, Inc.	1	18
MarineMax Inc. (b)	—	2
Marriott International Inc. - Class A	1	117
Marriott Vacations Worldwide Corporation	—	23
Mattel Inc. (a) (b)	1	10
MDC Holdings Inc.	—	12
Meritage Homes Corporation (b)	—	14
MGM Resorts International	3	85
Mohawk Industries Inc. (b)	—	42
Monarch Casino & Resort Inc. (b)	—	2
Motorcar Parts of America Inc. (a) (b)	—	2
Movado Group Inc.	—	—
Murphy USA Inc. (b)	—	13
Newell Brands Inc.	1	20
Nike Inc. - Class B	4	336
Nordstrom Inc. (a)	—	10
Norwegian Cruise Line Holdings Ltd. (b)	1	65
NVR, Inc. (b)	—	30
Office Depot Inc.	3	6
Oxford Industries Inc.	—	1
Papa John's International Inc. (a)	—	3
Penn National Gaming Inc. (a) (b)	—	4
PetMed Express Inc. (a)	—	1
Polaris Industries Inc.	—	28
Pulte Homes Inc.	2	56
PVH Corp.	1	37
Ralph Lauren Corp. - Class A	—	28
Red Robin Gourmet Burgers, Inc. (b)	—	1
Rent-A-Center, Inc.	—	6
RH (a) (b)	—	10
Ross Stores Inc.	1	101
Royal Caribbean Cruises Ltd.	1	110
Sally Beauty Holdings, Inc. (b)	—	5
Shutterstock Inc. (b)	—	1
Signet Jewelers Limited (a)	—	4
Six Flags Operations Inc.	—	11
Skechers U.S.A. Inc. - Class A (b)	1	28
Sonic Automotive, Inc. - Class A	—	5
Sotheby's (b)	—	6
Standard Motor Products Inc.	—	5
Starbucks Corp.	4	303
Steven Madden Ltd.	—	10
Sturm Ruger & Co. Inc. (a)	—	1
Tapestry Inc.	1	17
Target Corporation	3	319
Tempur Sealy International, Inc. (b)	—	10
Texas Roadhouse Inc.	—	7
The Michaels Companies, Inc. (a) (b)	1	4
Thor Industries Inc.	—	19
Tiffany & Co. (a)	—	30
Tile Shop Holdings, Inc.	—	1
Toll Brothers Inc.	1	32
TopBuild Corp. (b)	—	21
TRI Pointe Homes, Inc. (b)	1	11
Tupperware Brands Corp.	—	2
Under Armour Inc. - Class A (b)	—	7
Under Armour Inc. - Class C (b)	—	6
Unifi Inc. (b)	—	4
Universal Electronics Inc. (b)	—	3
Vera Bradley, Inc. (b)	—	1
Vista Outdoor Inc. (b)	—	1
Visteon Corporation (a) (b)	—	13
Vitamin Shoppe, Inc. (a) (b)	—	—
Whirlpool Corp.	—	58
William Lyon Homes - Class A (b)	—	4
Williams-Sonoma Inc. (a)	—	17
Winnebago Industries Inc.	—	6
Wolverine World Wide Inc.	—	5
Wyndham Destinations, Inc.	—	8
Wynn Resorts Ltd.	1	62
Zumiez Inc. (b)	—	4
		5,878
Energy 6.1%
Antero Midstream Corporation (a)	1	10
Apergy Corporation (b)	—	7
Baker Hughes, a GE Company, LLC - Class A	4	84
Bonanza Creek Energy, Inc. (b)	—	1
C&J Energy Services, Inc. (b)	—	3
Cabot Oil & Gas Corp.	1	12
Chesapeake Energy Corp. (a) (b)	4	5
Chevron Corp.	11	1,310
Cimarex Energy Co.	—	11
Concho Resources Inc.	1	34
CONSOL Mining Corporation (b)	—	1
Core Laboratories N.V.	—	4
Diamond Offshore Drilling, Inc. (a) (b)	—	2
Dril-Quip Inc. (b)	—	9
EOG Resources, Inc.	4	252
EQT Corporation	2	17
ERA Group Inc. (b)	—	—
Exterran Trinidad LLC (b)	—	1
Exxon Mobil Corporation	11	765
Geospace Technologies Corporation (b)	—	—
Green Plains Renewable Energy Inc.	—	1
Gulf Island Fabrication Inc. (b)	—	—
Gulfport Energy Corp. (b)	1	2
Halliburton Co.	5	95
Helix Energy Solutions Group, Inc. (b)	1	7
Helmerich & Payne Inc.	1	25
Hess Corporation	1	41
Jagged Peak Energy Inc. (b)	—	1
Kinder Morgan, Inc.	11	235
Laredo Petroleum Holdings Inc. (b)	1	2
Marathon Petroleum Corporation	4	231
Matador Resources Co. (b)	—	3
Matrix Service Co. (b)	—	2
McDermott International Inc. (a) (b)	1	2
Nabors Industries Ltd	1	1
National Oilwell Varco Inc.	2	48
Newpark Resources Inc. (b)	1	5
Noble Corporation PLC (b)	1	1
Noble Energy Inc.	3	63
Oasis Petroleum Inc. (b)	2	5
Oceaneering International Inc. (b)	1	7
Oil States International Inc. (b)	—	5
ONEOK Inc.	1	76
Par Pacific Holdings, Inc. (b)	—	4
Patterson-UTI Energy Inc.	1	9
PBF Energy Inc. - Class A	—	10
PDC Energy, Inc. (b)	—	10
Phillips 66	3	268
Pioneer Natural Resources Co.	1	121
Range Resources Corporation (a)	1	4
REX Stores Corp. (b)	—	1
Ring Energy Inc. (a) (b)	—	—
RPC Inc. (a)	—	1
Schlumberger Ltd.	8	276
SEACOR Holdings Inc. (b)	—	5
SM Energy Company	1	7
Southwestern Energy Co. (a) (b)	2	3
SRC Energy Inc. (b)	2	8
TechnipFMC PLC	2	57
TETRA Technologies, Inc. (b)	—	—
Transocean Ltd. (b)	2	7
U.S. Silica Holdings, Inc. (a)	—	3
Unit Corp. (b)	—	—
Valero Energy Corporation	3	205
Whiting Petroleum Corp. (a) (b)	—	—
Williams Cos. Inc.	7	168
World Fuel Services Corp.	—	15
WPX Energy, Inc. (b)	2	25
		4,593
Communication Services 5.6%
Activision Blizzard, Inc.	5	237
AMC Networks, Inc. - Class A (b)	—	6
AT&T Inc.	43	1,609

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Cable One, Inc.	—	13
CBS Corporation - Class B	2	82
CenturyLink Inc.	6	70
Charter Communications, Inc. - Class A (b)	1	222
Cincinnati Bell Inc. (b)	—	1
Cinemark Holdings, Inc. (a)	1	15
Cogent Communications Group, Inc.	—	4
Comcast Corporation - Class A	14	643
Consolidated Communications Holdings Inc.	—	—
Discovery, Inc. - Class A (a) (b)	1	27
Discovery, Inc. - Class C (b)	2	50
Dish Network Corporation - Class A (b)	1	47
Electronic Arts Inc. (b)	1	87
Fox Corporation - Class A	1	33
Fox Corporation - Class B	1	14
Frontier Communications Corporation (a) (b)	—	—
Gannett Co., Inc.	1	6
Interpublic Group of Cos. Inc.	2	49
John Wiley & Sons Inc. - Class A	—	5
Meredith Corporation (a)	—	9
New Media Investment Group Inc. (a)	—	2
News Corporation - Class A	2	32
News Corporation - Class B	1	10
Omnicom Group Inc.	1	98
Scholastic Corp.	—	8
Spok Holdings, Inc.	—	1
TEGNA Inc.	1	21
Telephone & Data Systems Inc.	1	13
T-Mobile US Inc. (b)	2	110
TripAdvisor Inc. (b)	—	7
Viacom Inc. - Class B	2	48
Vonage Holdings Corp. (b)	1	8
Walt Disney Co.	5	602
		4,189
Utilities 5.2%
ALLETE, Inc.	—	25
Alliant Energy Corporation	1	30
American Electric Power Company, Inc.	3	270
American States Water Company	—	6
American Water Works Company, Inc.	1	49
Aqua America, Inc.	1	31
Atmos Energy Corporation	—	30
Avista Corporation	—	10
California Water Service Group	—	6
CenterPoint Energy, Inc.	3	87
CMS Energy Corp.	1	47
Consolidated Edison Inc.	2	184
Dominion Energy, Inc.	3	207
DTE Energy Company	1	139
Duke Energy Corporation	4	407
Edison International	2	158
El Paso Electric Co.	—	7
Entergy Corporation	1	134
Evergy, Inc.	1	92
Eversource Energy (a)	1	72
Exelon Corporation	6	274
FirstEnergy Corp.	3	149
Hawaiian Electric Industries Inc.	—	17
IDACORP Inc.	—	14
MDU Resources Group Inc.	1	31
New Jersey Resources Corp.	1	23
NiSource Inc.	2	65
Northwest Natural Holding Company	—	5
NorthWestern Corp.	—	11
OGE Energy Corp.	1	22
One Gas, Inc.	—	14
PNM Resources, Inc.	1	26
PPL Corporation	4	130
Public Service Enterprise Group Inc.	3	184
Sempra Energy	2	237
South Jersey Industries Inc.	1	19
Southwest Gas Corp.	—	27
Spire, Inc.	—	14
The AES Corporation	4	65
The Southern Company	6	377
WEC Energy Group Inc.	1	90
Xcel Energy Inc.	2	107
		3,892
Materials 3.7%
AdvanSix Inc. (b)	—	4
AK Steel Holding Corporation (a) (b)	1	1
Albemarle Corporation (a)	1	42
Amcor Plc	5	48
American Vanguard Corporation	—	1
AptarGroup, Inc.	—	21
Ashland Global Holdings Inc.	—	29
Avery Dennison Corporation	—	31
Balchem Corporation	—	9
Ball Corporation	1	47
Boise Cascade Company	—	7
Cabot Corp.	—	6
Carpenter Technology Corp.	—	15
Celanese Corp. - Class A	—	42
Century Aluminum Co. (b)	—	1
CF Industries Holdings Inc.	1	36
Clearwater Paper Corporation (b)	—	2
Commercial Metals Co.	1	11
Compass Minerals International, Inc.	—	13
Corteva, Inc.	4	120
Domtar Corp. (c)	—	12
Dow Holdings Inc.	4	205
DuPont de Nemours, Inc	4	310
Eagle Materials Inc.	—	10
Eastman Chemical Co.	—	26
Ferro Corp. (b)	—	2
FMC Corp.	1	38
Freeport-McMoRan Inc. - Class B	5	45
FutureFuel Corp.	—	1
GCP Applied Technologies Inc. (b)	—	3
Greif Inc. - Class A	—	4
Haynes International Inc.	—	2
HB Fuller Co.	—	14
Ingevity Corporation (b)	—	8
Innophos Holdings Inc	—	4
International Flavors & Fragrances Inc. (a)	1	75
International Paper Co.	2	96
Koppers Holdings Inc. (b)	—	4
Kraton Corporation (b)	—	5
Linde Public Limited Company	1	200
Livent Corporation (b)	1	6
Louisiana-Pacific Corp.	—	9
LSB Industries Inc. (b)	—	—
LyondellBasell Industries N.V. - Class A	2	139
Martin Marietta Materials Inc.	—	43
Materion Corp.	—	1
Mercer International Inc.	—	4
Minerals Technologies Inc.	—	13
MOS Holdings Inc.	1	23
Myers Industries Inc.	—	3
Neenah Inc.	—	5
NewMarket Corp.	—	7
Newmont Goldcorp Corporation (c)	5	182
Nucor Corp.	2	89
Olin Corp. (a)	1	20
Olympic Steel, Inc.	—	—
Owens-Illinois Inc.	1	8
P.H. Glatfelter Co.	—	4
Packaging Corp. of America	1	56
Park Aerospace Technologies Corp.	—	—
PolyOne Corporation	1	15
PPG Industries Inc.	1	87
Rayonier Advanced Materials Inc.	—	1
Reliance Steel & Aluminum Co.	—	38
Royal Gold Inc. (a)	—	15
Schweitzer-Mauduit International Inc.	—	9
Scotts Miracle-Gro Co. - Class A	—	8
Sealed Air Corporation	1	38
Sensient Technologies Corporation	—	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Sherwin-Williams Co.	—	101
Silgan Holdings Inc.	1	14
Sonoco Products Co.	1	34
Steel Dynamics Inc.	1	39
Stepan Co.	—	11
TimkenSteel Corp. (b)	—	1
Tredegar Corp.	—	3
Trinseo S.A.	—	7
U.S. Concrete, Inc. (b)	—	5
United States Steel Corp. (a)	1	10
Valvoline, Inc.	1	13
Vulcan Materials Co.	—	58
Warrior Met Coal, Inc.	—	4
Westrock Company, Inc.	2	53
Worthington Industries Inc.	—	7
		2,742
Real Estate 3.5%
Acadia Realty Trust	—	5
Alexander & Baldwin, LLC	1	10
Alexandria Real Estate Equities, Inc.	1	100
American Assets Trust, Inc.	—	5
Apollo Commercial Real Estate Finance, Inc.	1	14
ARMOUR Residential REIT, Inc.	—	3
AvalonBay Communities, Inc.	—	56
Boston Properties Inc.	1	53
Brixmor Property Group Inc.	1	20
Camden Property Trust	—	27
Capstead Mortgage Corporation	1	3
CBL & Associates Properties Inc. (a)	1	1
CBRE Group, Inc. - Class A (b)	2	102
Cedar Realty Trust Inc.	—	—
Chatham Lodging Trust	—	4
CoreCivic, Inc.	—	5
CoreSite Realty Corporation	—	10
Corporate Office Properties Trust	1	21
Cousins Properties Incorporated	1	16
Crown Castle International Corp.	2	196
DiamondRock Hospitality Co.	1	5
Digital Realty Trust Inc.	1	69
Douglas Emmett, Inc.	1	20
Duke Realty Corp.	1	24
Dwight A. Walker Real Estate, Inc. - Class A	—	4
EPR Properties	—	10
Equinix, Inc.	—	115
Equity Residential	1	57
Essex Property Trust Inc.	—	31
Extra Space Storage Inc.	—	28
Federal Realty Investment Trust	—	29
First Industrial Realty Trust, Inc.	—	9
Franklin Street Properties Corp.	1	5
Getty Realty Corp.	—	3
Global Net Lease Inc.	—	5
Healthcare Realty Trust Inc. (a)	—	9
Hersha Hospitality Trust (a)	—	2
Highwoods Properties Inc.	—	14
Host Hotels & Resorts, Inc.	2	37
Independence Realty Trust, Inc.	1	8
Invesco Mortgage Capital Inc.	1	14
Iron Mountain Incorporated	2	55
iStar Inc.	—	5
JBG Smith Properties	—	10
Jones Lang LaSalle Incorporated	—	41
Kilroy Realty Corporation	1	46
KiMcO Realty Corporation	3	51
Kite Realty Naperville, LLC	1	9
Lamar Advertising Co. - Class A	—	19
Lexington Realty Trust	1	13
Liberty Property Trust	1	22
LTC Properties Inc.	—	4
Macerich Co. (a)	1	20
Mack-Cali Realty Corp.	—	4
Mid-America Apartment Communities, Inc.	—	38
New York Mortgage Trust Inc.	1	4
Office Properties Income Trust (a)	—	3
Park Hotels & Resorts Inc.	1	16
Pebblebrook Hotel Trust	1	12
Pennsylvania REIT (a)	—	1
PennyMac Mortgage Investment Trust	1	11
PotlatchDeltic Corp.	—	15
ProLogis Inc.	4	314
PS Business Parks, Inc.	—	8
Rayonier Inc.	—	8
Realogy Holdings Corp. (a)	1	5
Realty Income Corp.	1	40
Regency Centers Corp.	1	35
Retail Opportunity Investments Corp.	1	14
RPT Realty (a)	—	1
Sabra Health Care REIT, Inc.	1	28
Saul Centers Inc.	—	1
SBA Communications Corporation	—	67
Senior Housing Properties Trust	2	14
Service Properties Trust	1	24
Simon Property Group Inc.	1	90
SL Green Realty Corp.	1	39
Spirit Realty Capital, Inc.	—	9
Summit Hotel Properties Inc.	1	9
Tanger Factory Outlet Centers Inc. (a)	—	4
Taubman Centers Inc.	—	5
The GEO Group, Inc.	—	7
UDR Inc.	1	35
Universal Health Realty Income Trust	—	1
Urban Edge Properties	—	7
Ventas, Inc.	2	160
Vornado Realty Trust	1	29
Washington REIT	—	7
Weingarten Realty Investors	—	9
Weyerhaeuser Co.	4	121
Whitestone REIT	—	4
Xenia Hotels & Resorts Inc.	1	14
		2,657
Total Common Stocks (cost $69,946)		73,954
INVESTMENT COMPANIES 0.3%
iShares S&P 500 Value Index Fund	2	201
iShares S&P Mid-Cap 400 Value ETF	—	17
iShares S&P Small-Cap 600 Value ETF	—	8
Total Investment Companies (cost $226)		226
RIGHTS 0.0%
LyondellBasell Industries N.V. (b) (c) (e)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (f)	885	885
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (f)	277	277
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (g) (h)	18	18
Total Short Term Investments (cost $1,180)		1,180
Total Investments 100.7% (cost $71,352)		75,360
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.7)%		(519)
Total Net Assets 100.0%		74,842

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

as of September 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	133	112	8	3	(1)	(7)	229	0.3%

JNL/Mellon S&P 1500 Value Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	2	December 2019	300	1	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 99.3%
Financials 16.7%
Alleghany Corporation (a)	25	20,144
American Financial Group, Inc.	130	13,979
Associated Banc-Corp	284	5,756
BancorpSouth Bank	164	4,850
Bank of Hawaii Corporation	71	6,116
Bank OZK	212	5,772
Brighthouse Financial, Inc. (a)	196	7,914
Brown & Brown Inc.	409	14,737
Cathay General Bancorp	133	4,613
CNO Financial Group, Inc.	274	4,333
Commerce Bancshares Inc.	173	10,479
Cullen/Frost Bankers Inc. (b)	101	8,914
East West Bancorp, Inc.	255	11,281
Eaton Vance Corp.	198	8,892
Evercore Inc. - Class A	70	5,605
FactSet Research Systems Inc.	67	16,268
Federated Investors Inc. - Class B	170	5,500
First American Financial Corporation	196	11,576
First Financial Bancshares, Inc.	238	7,924
First Horizon National Corp.	547	8,865
FirstCash, Inc.	72	6,591
FNB Corp.	574	6,616
Fulton Financial Corp. (b)	291	4,712
Genworth Financial, Inc. - Class A (a)	886	3,899
Green Dot Corporation - Class A (a)	86	2,182
Hancock Whitney Co.	158	6,033
Hanover Insurance Group Inc.	69	9,405
Home Bancshares Inc. (b)	273	5,123
Interactive Brokers Group, Inc. (c)	134	7,200
International Bancshares Corp.	97	3,756
Janus Henderson Group PLC (b)	279	6,268
Jefferies Financial Group Inc.	439	8,076
Kemper Corp.	110	8,542
Legg Mason Inc.	143	5,474
LendingTree, Inc. (a)	13	4,131
Mercury General Corp.	49	2,724
Navient Corporation	357	4,567
New York Community Bancorp Inc.	818	10,269
Old Republic International Corp.	499	11,759
PacWest Bancorp	207	7,522
Pinnacle Financial Partners, Inc.	127	7,182
Primerica, Inc.	73	9,337
Prosperity Bancshares Inc. (b)	119	8,379
Reinsurance Group of America Inc.	110	17,553
RenaissanceRe Holdings Ltd	77	14,951
SEI Investments Co.	222	13,163
Selective Insurance Group Inc.	100	7,497
Signature Bank	96	11,429
SLM Corporation	747	6,597
Sterling Bancorp	360	7,218
Stifel Financial Corp.	122	6,994
Synovus Financial Corp.	271	9,676
TCF Financial Corporation	269	10,231
Texas Capital Bancshares, Inc. (a)	88	4,813
Trustmark Corp.	115	3,912
UMB Financial Corp.	76	4,893
Umpqua Holdings Corp.	386	6,346
United Bankshares Inc. (b)	180	6,836
Valley National Bancorp (b)	581	6,315
W. R. Berkley Corporation	253	18,293
Washington Federal Inc.	139	5,146
Webster Financial Corp. (b)	161	7,563
Wintrust Financial Corporation	99	6,413
		509,104
Industrials 15.4%
Acuity Brands, Inc.	70	9,415
AECOM (a)	276	10,362
AGCO Corporation	111	8,396
Avis Budget Group, Inc. (a)	103	2,916
Axone Intelligence Inc. (a)	103	5,838
Brink's Co.	88	7,315
Carlisle Cos. Inc.	99	14,424
Clean Harbors Inc. (a)	90	6,938
Colfax Corp. (a) (b)	148	4,299
Crane Co.	89	7,192
Curtiss-Wright Corp.	75	9,679
Deluxe Corp.	77	3,781
Donaldson Co. Inc.	223	11,620
Dycom Industries, Inc. (a)	55	2,818
EMCOR Group, Inc.	98	8,462
EnerSys	76	4,982
Fluor Corp.	245	4,686
GATX Corp. (b)	62	4,847
Genesee & Wyoming Inc. - Class A (a)	99	10,947
Graco Inc.	292	13,438
Granite Construction Inc. (b)	85	2,719
Healthcare Services Group Inc.	132	3,213
Herman Miller Inc.	105	4,844
HNI Corp. (b)	77	2,736
Hubbell Inc.	95	12,510
Insperity, Inc.	66	6,543
ITT Industries Holdings, Inc. (b)	154	9,418
JetBlue Airways Corp. (a)	519	8,698
Kennametal Inc. (b)	144	4,441
Kirby Corp. (a)	103	8,470
Knight-Swift Transportation Holdings Inc. - Class A (b)	215	7,808
Landstar System Inc.	69	7,819
Lennox International Inc.	62	14,988
Lincoln Electric Holdings Inc. (b)	108	9,392
ManpowerGroup Inc.	105	8,823
MasTec Inc. (a)	106	6,861
MSA Safety Inc.	63	6,843
MSC Industrial Direct Co. - Class A	80	5,793
Nordson Corp.	90	13,109
Now, Inc. (a)	197	2,263
Nvent Electric Public Limited Company	273	6,013
Old Dominion Freight Line Inc.	112	19,054
Oshkosh Corp.	120	9,094
Owens Corning Inc.	190	12,030
Regal-Beloit Corp.	73	5,355
Resideo Technologies, Inc. (a)	220	3,162
Ryder System, Inc.	93	4,833
Stericycle Inc. (a) (b)	158	8,044
Teledyne Technologies Inc. (a)	64	20,495
Terex Corp.	113	2,945
Tetra Tech, Inc.	96	8,325
Timken Co.	120	5,213
Toro Co.	187	13,673
Trex Company, Inc. (a)	102	9,295
Trinity Industries Inc.	183	3,597
Valmont Industries Inc.	38	5,249
Watsco Inc.	57	9,713
Werner Enterprises Inc.	76	2,691
Woodward Governor Co.	98	10,618
XPO Logistics Inc. (a)	161	11,540
		470,585
Information Technology 15.3%
ACI Worldwide, Inc. (a)	203	6,350
Arrow Electronics, Inc. (a)	146	10,865
ASGN Incorporated (a)	93	5,862
Avnet, Inc.	182	8,086
Belden Inc.	68	3,621
Blackbaud, Inc.	86	7,775
CACI International Inc. - Class A (a)	44	10,073
CDK Global, Inc.	212	10,205
Ciena Corp. (a)	268	10,503
Cirrus Logic Inc. (a)	102	5,456
Cognex Corp.	299	14,679
Coherent Inc. (a)	42	6,453
CommVault Systems Inc. (a)	72	3,205
CoreLogic, Inc. (a)	140	6,489
Cree, Inc. (a)	187	9,187
Cypress Semiconductor Corp.	646	15,074
Fair Isaac Corp. (a)	51	15,351

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
First Solar Inc. (a)	133	7,704
II-VI Inc. (a)	151	5,329
InterDigital Communications, Inc.	55	2,867
J2 Cloud Services, LLC	81	7,387
Jabil Inc.	243	8,710
KBR, Inc.	250	6,134
Littelfuse Inc.	43	7,636
Liveramp, Inc. (a)	118	5,090
LogMeIn, Inc.	87	6,141
Lumentum Holdings Inc. (a)	135	7,205
Manhattan Associates Inc. (a)	113	9,084
MAXIMUS Inc.	112	8,631
MKS Instruments, Inc.	95	8,799
Monolithic Power Systems Inc.	71	10,977
National Instruments Corp.	206	8,638
NCR Corporation (a)	218	6,884
NetScout Systems, Inc. (a)	117	2,704
Perspecta Inc.	242	6,310
Plantronics Inc.	57	2,126
PTC Inc. (a)	181	12,370
Sabre Corporation	479	10,726
Science Applications International Corp.	86	7,524
Semtech Corp. (a)	118	5,721
Silicon Laboratories Inc. (a)	76	8,446
Synaptics Incorporated (a)	58	2,310
SYNNEX Corporation	72	8,087
Tech Data Corp. (a)	62	6,506
Teradata Corporation (a)	200	6,207
Teradyne Inc.	298	17,238
Trimble Inc. (a)	441	17,102
Tyler Technologies Inc. (a)	67	17,717
Universal Display Corporation	74	12,460
Versum Materials, Inc.	191	10,121
ViaSat, Inc. (a)	102	7,650
Vishay Intertechnology Inc.	233	3,952
Wex, Inc. (a)	76	15,304
Zebra Technologies Corp. - Class A (a)	95	19,543
		466,574
Consumer Discretionary 12.6%
Aaron's, Inc.	118	7,596
Adient Public Limited Company	153	3,503
Adtalem Global Education Inc. (a)	96	3,671
American Eagle Outfitters, Inc.	279	4,520
AutoNation, Inc. (a)	101	5,120
Bed Bath & Beyond Inc. (b)	231	2,453
Boyd Gaming Corp.	141	3,373
Brinker International Inc. (b)	66	2,817
Brunswick Corp.	150	7,832
Caesars Entertainment Corp. (a)	977	11,390
Carter's Inc.	78	7,144
Cheesecake Factory Inc. (b)	72	3,003
Churchill Downs Inc.	62	7,697
Cracker Barrel Old Country Store, Inc. (b)	42	6,913
Dana Holding Corp.	252	3,641
Deckers Outdoor Corp. (a)	51	7,456
Delphi Technologies PLC	157	2,107
Dick's Sporting Goods Inc. (b)	116	4,717
Dillard's Inc. - Class A (b)	19	1,256
Domino's Pizza, Inc.	72	17,647
Dunkin' Brands Group Inc.	145	11,491
Eldorado Resorts, Inc. (a) (b)	116	4,640
ETSY, Inc. (a)	211	11,903
Five Below, Inc. (a)	97	12,289
Foot Locker Inc.	192	8,302
Gentex Corp.	446	12,283
Goodyear Tire & Rubber Co.	407	5,864
Graham Holdings Co.	8	5,055
GrubHub Inc. (a) (b)	160	8,983
Helen of Troy Ltd (a)	44	6,927
International Speedway Corp. - Class A	43	1,914
Jack in the Box Inc.	45	4,121
KAR Auction Services, Inc.	233	5,717
KB Home	149	5,063
Marriott Vacations Worldwide Corporation	68	7,026
Mattel Inc. (a) (b)	605	6,890
Murphy USA Inc. (a)	53	4,496
Ollie's Bargain Outlet Holdings Inc. (a) (b)	94	5,489
Papa John's International Inc. (b)	38	2,016
Penn National Gaming Inc. (a)	190	3,536
Polaris Industries Inc.	101	8,848
Pool Corporation	70	14,088
Sally Beauty Holdings, Inc. (a)	212	3,163
Scientific Games Corporation - Class A (a) (b)	97	1,980
Service Corp. International (b)	319	15,258
Six Flags Operations Inc.	135	6,874
Skechers U.S.A. Inc. - Class A (a)	234	8,745
Sotheby's (a)	57	3,258
Tempur Sealy International, Inc. (a)	81	6,222
Texas Roadhouse Inc.	115	6,018
The Wendy's Company	325	6,501
Thor Industries Inc. (b)	95	5,407
Toll Brothers Inc.	226	9,296
TRI Pointe Homes, Inc. (a)	250	3,758
Urban Outfitters Inc. (a) (b)	123	3,445
Visteon Corporation (a) (b)	49	4,045
Williams-Sonoma Inc.	137	9,312
WW International, Inc. (a)	79	2,972
Wyndham Destinations, Inc.	162	7,435
Wyndham Hotels & Resorts, Inc.	169	8,738
		383,224
Real Estate 11.4%
Alexander & Baldwin, LLC	119	2,920
American Campus Communities, Inc.	240	11,562
Brixmor Property Group Inc.	521	10,576
Camden Property Trust	169	18,810
CoreCivic, Inc.	213	3,672
CoreSite Realty Corporation	65	7,867
Corporate Office Properties Trust	198	5,883
Cousins Properties Incorporated	257	9,650
Cyrusone LLC	198	15,671
Douglas Emmett, Inc.	289	12,365
EastGroup Properties Inc.	65	8,130
EPR Properties	134	10,278
First Industrial Realty Trust, Inc.	221	8,761
Healthcare Realty Trust Inc.	226	7,578
Highwoods Properties Inc.	182	8,160
JBG Smith Properties	207	8,111
Jones Lang LaSalle Incorporated	90	12,536
Kilroy Realty Corporation	164	12,756
Lamar Advertising Co. - Class A	150	12,320
Liberty Property Trust	276	14,166
Life Storage Inc.	82	8,609
Mack-Cali Realty Corp.	159	3,437
Medical Properties Trust, Inc.	778	15,208
National Retail Properties Inc.	298	16,805
Omega Healthcare Investors Inc.	379	15,826
Park Hotels & Resorts Inc.	420	10,498
Pebblebrook Hotel Trust	229	6,362
PotlatchDeltic Corp.	118	4,838
PS Business Parks, Inc.	35	6,378
Rayonier Inc.	227	6,400
Sabra Health Care REIT, Inc.	332	7,615
Senior Housing Properties Trust	418	3,870
Service Properties Trust	288	7,425
Spirit Realty Capital, Inc.	156	7,491
Tanger Factory Outlet Centers Inc. (b)	165	2,554
Taubman Centers Inc.	107	4,376
The GEO Group, Inc.	216	3,744
Uniti Group Inc. (b)	328	2,547
Urban Edge Properties (b)	202	4,004
Weingarten Realty Investors	214	6,235
		345,994
Health Care 9.7%
Acadia Healthcare Company, Inc. (a)	156	4,861
Allscripts Healthcare Solutions, Inc. (a)	297	3,261
Amedisys, Inc. (a)	55	7,264
Avanos Medical, Inc. (a)	84	3,145
Bio-Rad Laboratories, Inc. - Class A (a)	37	12,368

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Bio-Techne Corporation	67	13,029
Cantel Medical Corp.	64	4,797
Catalent Inc. (a)	256	12,180
Charles River Laboratories International Inc. (a)	85	11,307
Chemed Corporation	28	11,633
Covetrus, Inc. (a) (b)	174	2,064
Encompass Health Corporation	173	10,929
Exelixis, Inc. (a)	530	9,372
Globus Medical Inc. - Class A (a)	134	6,857
Haemonetics Corp. (a)	89	11,215
HealthEquity, Inc. (a)	122	6,962
Hill-Rom Holdings Inc.	117	12,306
ICU Medical, Inc. (a)	33	5,242
Integra LifeSciences Holdings Corp. (a)	124	7,461
Ligand Pharmaceuticals Incorporated (a) (b)	33	3,321
LivaNova PLC (a)	85	6,248
Masimo Corp. (a)	86	12,776
Medidata Solutions, Inc. (a)	109	9,973
Mednax, Inc. (a)	148	3,345
Molina Healthcare, Inc. (a)	110	12,041
NuVasive Inc. (a)	92	5,858
Patterson Cos. Inc.	148	2,643
Penumbra, Inc. (a) (b)	56	7,526
PRA Health Sciences, Inc. (a)	110	10,934
Prestige Consumer Healthcare Inc. (a)	88	3,054
Repligen Corporation (a)	77	5,925
Steris Limited	148	21,414
Syneos Health, Inc. - Class A (a)	109	5,802
Tenet Healthcare Corporation (a)	174	3,857
United Therapeutics Corporation (a)	77	6,122
West Pharmaceutical Services Inc.	129	18,300
		295,392
Materials 6.1%
Allegheny Technologies Incorporated (a)	225	4,556
AptarGroup, Inc.	112	13,315
Ashland Global Holdings Inc.	106	8,187
Cabot Corp.	101	4,585
Carpenter Technology Corp.	84	4,333
Chemours Co.	286	4,276
Commercial Metals Co.	211	3,672
Compass Minerals International, Inc.	60	3,365
Domtar Corp. (c)	110	3,926
Eagle Materials Inc.	74	6,648
Greif Inc. - Class A	48	1,828
Ingevity Corporation (a)	73	6,215
Louisiana-Pacific Corp.	219	5,373
Minerals Technologies Inc.	61	3,264
NewMarket Corp.	13	6,194
Olin Corp. (b)	291	5,446
Owens-Illinois Inc.	276	2,840
PolyOne Corporation	135	4,400
Reliance Steel & Aluminum Co.	117	11,635
Royal Gold Inc.	115	14,140
RPM International Inc.	227	15,626
Scotts Miracle-Gro Co. - Class A	69	7,023
Sensient Technologies Corporation	74	5,087
Silgan Holdings Inc.	136	4,096
Sonoco Products Co.	175	10,197
Steel Dynamics Inc.	385	11,467
United States Steel Corp. (b)	305	3,519
Valvoline, Inc.	329	7,259
Worthington Industries Inc.	65	2,345
		184,817
Utilities 4.9%
ALLETE, Inc.	90	7,903
Aqua America, Inc.	378	16,929
Black Hills Corporation	105	8,040
Hawaiian Electric Industries Inc.	191	8,701
IDACORP Inc.	88	9,941
MDU Resources Group Inc.	351	9,889
National Fuel Gas Co.	151	7,090
New Jersey Resources Corp.	159	7,175
NorthWestern Corp.	88	6,627
OGE Energy Corp.	350	15,898
One Gas, Inc.	92	8,871
PNM Resources, Inc.	139	7,263
Southwest Gas Corp.	94	8,604
Spire, Inc.	89	7,760
UGI Corp.	365	18,374
		149,065
Consumer Staples 2.8%
Boston Beer Co. Inc. - Class A (a)	16	5,676
Casey's General Stores Inc.	64	10,370
Edgewell Personal Care Colombia S A S (a)	95	3,084
Energizer Holdings, Inc. (b)	112	4,886
Flowers Foods Inc.	335	7,742
Hain Celestial Group Inc. (a) (b)	142	3,041
Ingredion Inc.	117	9,542
Lancaster Colony Corp.	34	4,774
Nu Skin Enterprises, Inc. - Class A	99	4,217
Pilgrim's Pride Corporation (a)	92	2,936
Post Holdings Inc. (a)	119	12,604
Sanderson Farms Inc.	34	5,204
Spectrum Brands Legacy, Inc.	11	579
Sprouts Farmers Market, Inc. (a)	210	4,071
Tootsie Roll Industries Inc. (b)	30	1,108
Treehouse Foods, Inc. (a) (b)	98	5,455
		85,289
Communication Services 2.3%
AMC Networks, Inc. - Class A (a)	78	3,812
Cable One, Inc.	9	11,019
Cinemark Holdings, Inc. (b)	187	7,212
John Wiley & Sons Inc. - Class A	77	3,396
Live Nation Inc. (a)	243	16,152
Meredith Corporation (b)	71	2,588
New York Times Co. - Class A	254	7,226
TEGNA Inc.	382	5,933
Telephone & Data Systems Inc.	168	4,329
World Wrestling Entertainment, Inc. - Class A (b)	82	5,846
Yelp Inc. - Class A (a)	115	4,012
		71,525
Energy 2.1%
Antero Midstream Corporation (b)	452	3,346
Apergy Corporation (a)	136	3,686
Chesapeake Energy Corp. (a) (b)	1,947	2,745
CNX Resources Corporation (a)	329	2,388
Core Laboratories N.V. (b)	78	3,638
EQT Corporation	447	4,758
Equitrans Midstream Corp.	357	5,200
Matador Resources Co. (a)	188	3,104
Murphy Oil Corp. (b)	272	6,020
Oasis Petroleum Inc. (a)	491	1,699
Oceaneering International Inc. (a)	179	2,426
Patterson-UTI Energy Inc.	355	3,039
PBF Energy Inc. - Class A	181	4,924
Southwestern Energy Co. (a) (b)	953	1,839
Transocean Ltd. (a)	984	4,400
World Fuel Services Corp.	115	4,577
WPX Energy, Inc. (a)	732	7,753
		65,542
Total Common Stocks (cost $2,616,764)		3,027,111
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	95,400	95,400
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	17,973	17,973
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	1,105	1,101
Total Short Term Investments (cost $114,474)		114,474
Total Investments 103.1% (cost $2,731,238)		3,141,585
Other Derivative Instruments 0.0%		149
Other Assets and Liabilities, Net (3.1)%		(94,190)
Total Net Assets 100.0%		3,047,544

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	111	December 2019	21,776	149	(265)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.4%
Information Technology 21.8%
Accenture Public Limited Company - Class A	216	41,638
Adobe Inc. (a)	165	45,676
Ads Alliance Data Systems Inc.	14	1,801
Advanced Micro Devices, Inc. (a) (b)	365	10,591
Akamai Technologies, Inc. (a)	57	5,197
Amphenol Corporation - Class A (b)	101	9,762
Analog Devices, Inc.	125	13,943
ANSYS, Inc. (a)	29	6,322
Apple Inc.	1,446	323,798
Applied Materials, Inc.	314	15,684
Arista Networks, Inc. (a)	18	4,401
Autodesk, Inc. (a)	74	10,898
Automatic Data Processing, Inc.	147	23,677
Broadcom Inc.	135	37,332
Broadridge Financial Solutions, Inc. (b)	38	4,722
Cadence Design Systems Inc. (a)	95	6,306
CDW Corp.	47	5,757
Cisco Systems, Inc.	1,443	71,315
Citrix Systems Inc.	44	4,211
Cognizant Technology Solutions Corp. - Class A	188	11,328
Corning Inc. (b)	272	7,763
DXC Technology Company	93	2,753
F5 Networks Inc. (a)	19	2,722
Fidelity National Information Services, Inc.	208	27,652
Fiserv Inc. (a)	194	20,069
FleetCor Technologies Inc. (a)	29	8,346
FLIR Systems Inc.	43	2,258
Fortinet, Inc. (a)	49	3,734
Gartner Inc. (a) (b)	31	4,403
Global Payments Inc.	102	16,193
Hewlett Packard Enterprise Company	445	6,748
HP Inc. (b)	505	9,550
IHS Markit Ltd. (a)	136	9,064
Intel Corp.	1,506	77,619
International Business Machines Corp. (b)	302	43,885
Intuit Inc.	88	23,356
IPG Photonics Corporation (a) (b)	13	1,739
Jack Henry & Associates Inc. (b)	26	3,833
Juniper Networks, Inc.	119	2,934
Keysight Technologies, Inc. (a)	63	6,164
KLA-Tencor Corp. (b)	56	8,860
Lam Research Corp.	49	11,382
Leidos Holdings Inc.	44	3,755
MasterCard Incorporated - Class A	304	82,496
Maxim Integrated Products, Inc.	93	5,376
Microchip Technology Incorporated (b)	80	7,412
Micron Technology Inc. (a)	375	16,082
Microsoft Corp.	2,597	361,050
Motorola Solutions Inc.	55	9,410
NetApp, Inc. (b)	84	4,386
NVIDIA Corporation	206	35,917
Oracle Corporation	752	41,386
Paychex Inc. (b)	108	8,952
Paypal Holdings, Inc. (a)	398	41,241
Qorvo, Inc. (a)	41	3,063
Qualcomm Incorporated	412	31,419
Salesforce.Com, Inc. (a)	297	44,160
Seagate Technology Public Limited Company	81	4,346
Skyworks Solutions, Inc. (b)	59	4,655
Symantec Corp.	194	4,586
Synopsys Inc. (a)	50	6,801
TE Connectivity Ltd.	115	10,730
Texas Instruments Incorporated	317	40,956
Visa Inc. - Class A (b)	587	100,987
Western Digital Corp.	100	5,989
Western Union Co. (b)	145	3,353
Xerox Holdings, Inc.	73	2,190
Xilinx Inc. (b)	85	8,161
		1,844,245
Health Care 13.6%
Abbott Laboratories	601	50,249
AbbVie Inc. (b)	501	37,928
ABIOMED, Inc. (a)	15	2,683
Agilent Technologies, Inc. (b)	107	8,199
Alexion Pharmaceuticals, Inc. (a)	75	7,333
Align Technology, Inc. (a)	24	4,378
Allergan Public Limited Company	111	18,717
AmerisourceBergen Corporation	53	4,351
Amgen Inc.	204	39,473
Anthem, Inc. (b)	87	20,857
Baxter International Inc.	173	15,123
Becton, Dickinson and Company	92	23,196
Biogen Inc. (a)	63	14,644
Boston Scientific Corp. (a)	471	19,169
Bristol-Myers Squibb Co. (b)	554	28,101
Cardinal Health, Inc. (b)	104	4,919
Celgene Corp. (a)	239	23,725
Centene Corporation (a) (b)	139	6,019
Cerner Corp.	110	7,511
Cigna Corp.	129	19,513
Cooper Cos. Inc.	17	4,962
CVS Health Corporation	440	27,758
Danaher Corporation	217	31,315
DaVita Inc. (a)	33	1,905
Dentsply Sirona Inc.	77	4,107
Edwards Lifesciences Corporation (a)	71	15,530
Eli Lilly & Co.	289	32,324
Gilead Sciences Inc.	432	27,386
HCA Healthcare, Inc.	91	10,929
Henry Schein Inc. (a) (b)	52	3,293
Hologic Inc. (a)	91	4,594
Humana Inc.	46	11,761
IDEXX Laboratories, Inc. (a)	30	8,022
Illumina, Inc. (a) (b)	50	15,149
Incyte Corporation (a)	60	4,444
Intuitive Surgical, Inc. (a)	39	21,117
IQVIA Inc. (a)	62	9,189
Johnson & Johnson	899	116,273
Laboratory Corporation of America Holdings (a)	35	5,841
McKesson Corporation	63	8,611
Medtronic Public Limited Company	454	49,344
Merck & Co., Inc.	870	73,276
Mettler-Toledo International Inc. (a)	9	6,118
Mylan Holdings Ltd. (a)	167	3,310
Nektar Therapeutics (a) (b)	54	986
PerkinElmer Inc. (b)	37	3,120
Perrigo Company Public Limited Company (b)	46	2,568
Pfizer Inc.	1,882	67,635
Quest Diagnostics Incorporated	46	4,932
Regeneron Pharmaceuticals, Inc. (a)	27	7,518
ResMed Inc.	48	6,542
Stryker Corp.	109	23,537
Teleflex Inc.	16	5,327
Thermo Fisher Scientific Inc.	136	39,536
UnitedHealth Group Incorporated	322	70,042
Universal Health Services Inc. - Class B	29	4,369
Varian Medical Systems, Inc. (a)	30	3,625
Vertex Pharmaceuticals Incorporated (a)	87	14,698
Waters Corp. (a) (b)	23	5,082
WellCare Health Plans, Inc. (a)	17	4,278
Zimmer Biomet Holdings, Inc. (b)	68	9,360
Zoetis Inc. - Class A	162	20,202
		1,146,003
Financials 12.9%
Affiliated Managers Group, Inc. (b)	17	1,416
AFLAC Incorporated	255	13,325
American Express Company	233	27,502
American International Group, Inc. (b)	295	16,458
Ameriprise Financial, Inc.	45	6,561
Aon PLC - Class A (b)	80	15,571
Arthur J Gallagher & Co.	63	5,652
Assurant, Inc.	21	2,612
Bank of America Corporation	2,855	83,279

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
BB&T Corporation	257	13,695
Berkshire Hathaway Inc. - Class B (a)	666	138,524
BlackRock, Inc.	40	17,809
Capital One Financial Corporation	160	14,566
Cboe Global Markets, Inc.	38	4,395
Charles Schwab Corp.	401	16,788
Chubb Limited	155	25,043
Cincinnati Financial Corp.	50	5,839
Citigroup Inc.	769	53,098
Citizens Financial Group Inc.	156	5,508
CME Group Inc.	121	25,630
Comerica Inc.	51	3,365
Discover Financial Services	111	8,997
E*TRADE Financial Corp.	83	3,645
Everest Re Group, Ltd.	14	3,724
Fifth Third Bancorp (b)	248	6,802
First Republic Bank (b)	57	5,518
Franklin Resources Inc. (b)	96	2,781
Globe Life Inc.	36	3,495
Huntington Bancshares Inc. (b)	354	5,054
Intercontinental Exchange, Inc. (b)	191	17,588
Invesco Ltd. (b)	135	2,290
JPMorgan Chase & Co.	1,087	127,979
KeyCorp	345	6,163
Lincoln National Corp.	70	4,239
Loews Corp.	92	4,729
M&T Bank Corporation	46	7,194
MarketAxess Holdings Inc.	13	4,181
Marsh & McLennan Cos. Inc.	173	17,331
MetLife, Inc.	273	12,884
Moody's Corp.	56	11,516
Morgan Stanley	428	18,244
MSCI Inc.	29	6,239
NASDAQ Inc.	37	3,698
Northern Trust Corp. (b)	74	6,889
People's United Financial Inc. (b)	129	2,015
PNC Financial Services Group Inc.	151	21,234
Principal Financial Group, Inc.	90	5,171
Progressive Corp.	199	15,338
Prudential Financial Inc.	138	12,432
Raymond James Financial Inc.	45	3,676
Regions Financial Corporation	344	5,449
S&P Global Inc.	84	20,576
State Street Corp.	126	7,430
SunTrust Banks Inc.	153	10,517
SVB Financial Group (a)	18	3,770
Synchrony Financial	208	7,088
T. Rowe Price Group, Inc.	82	9,345
The Allstate Corporation	112	12,191
The Bank of New York Mellon Corporation (c)	297	13,422
The Goldman Sachs Group, Inc.	110	22,851
The Hartford Financial Services Group, Inc.	121	7,335
The Travelers Companies, Inc.	89	13,218
U.S. Bancorp	488	27,029
Unum Group	75	2,238
Wells Fargo & Co.	1,363	68,762
Willis Towers Watson Public Limited Company (b)	43	8,264
Zions Bancorp (b)	61	2,694
		1,089,861
Communication Services 10.4%
Activision Blizzard, Inc.	259	13,728
Alphabet Inc. - Class A (a)	102	124,297
Alphabet Inc. - Class C (a)	103	125,272
AT&T Inc.	2,483	93,956
CBS Corporation - Class B	117	4,723
CenturyLink Inc. (b)	319	3,981
Charter Communications, Inc. - Class A (a)	55	22,721
Comcast Corporation - Class A (b)	1,541	69,477
Discovery, Inc. - Class A (a) (b)	56	1,478
Discovery, Inc. - Class C (a)	117	2,873
Dish Network Corporation - Class A (a) (b)	76	2,592
Electronic Arts Inc. (a)	101	9,875
Facebook, Inc. - Class A (a)	817	145,577
Fox Corporation - Class A (b)	117	3,700
Fox Corporation - Class B	54	1,693
Interpublic Group of Cos. Inc. (b)	129	2,778
Netflix, Inc. (a)	148	39,648
News Corporation - Class A	117	1,634
News Corporation - Class B	38	542
Omnicom Group Inc. (b)	73	5,727
Take-Two Interactive Software Inc. (a)	39	4,915
T-Mobile US Inc. (a)	107	8,441
TripAdvisor Inc. (a) (b)	37	1,436
Twitter, Inc. (a)	262	10,789
VeriSign, Inc. (a)	35	6,689
Verizon Communications Inc.	1,406	84,836
Viacom Inc. - Class B	117	2,805
Walt Disney Co.	611	79,653
		875,836
Consumer Discretionary 10.1%
Advance Auto Parts, Inc. (b)	25	4,053
Amazon.com, Inc. (a)	141	245,058
Aptiv PLC (d)	87	7,587
AutoZone, Inc. (a)	8	9,069
Best Buy Co., Inc.	80	5,491
Booking Holdings Inc. (a) (b)	14	28,383
BorgWarner Inc. (b)	69	2,534
Capri Holdings Limited (a)	48	1,576
Carmax Inc. (a) (b)	57	5,002
Carnival Plc (b)	136	5,962
Chipotle Mexican Grill Inc. (a)	9	7,270
D.R. Horton, Inc.	111	5,827
Darden Restaurants Inc.	41	4,825
Dollar General Corp.	87	13,902
Dollar Tree Inc. (a)	80	9,128
eBay Inc.	269	10,467
Expedia Group, Inc.	47	6,313
Ford Motor Co. (b)	1,313	12,027
Gap Inc. (b)	75	1,299
Garmin Ltd.	49	4,120
General Motors Company	428	16,033
Genuine Parts Co.	50	4,953
H & R Block, Inc. (b)	71	1,665
HanesBrands Inc.	123	1,888
Harley-Davidson Inc. (b)	58	2,079
Hasbro Inc.	40	4,720
Hilton Worldwide Holdings Inc.	99	9,175
Home Depot Inc. (b)	373	86,581
Kohl's Corp. (b)	57	2,827
Leggett & Platt Inc. (b)	40	1,644
Lennar Corp. - Class A (b)	97	5,392
Limited Brands Inc. (b)	76	1,490
LKQ Corp. (a)	105	3,308
Lowe's Cos. Inc.	262	28,864
Macy's, Inc. (b)	105	1,635
Marriott International Inc. - Class A	93	11,572
McDonald's Corporation	258	55,482
MGM Resorts International	177	4,901
Mohawk Industries Inc. (a) (b)	22	2,678
Newell Brands Inc.	130	2,439
Nike Inc. - Class B	427	40,080
Nordstrom Inc. (b)	36	1,219
Norwegian Cruise Line Holdings Ltd. (a)	70	3,647
NVR, Inc. (a)	1	3,885
O'Reilly Automotive, Inc. (a)	26	10,378
Pulte Homes Inc.	92	3,372
PVH Corp.	26	2,272
Ralph Lauren Corp. - Class A	19	1,839
Ross Stores Inc.	125	13,682
Royal Caribbean Cruises Ltd.	57	6,204
Starbucks Corp.	407	35,991
Tapestry Inc.	96	2,495
Target Corporation	174	18,632
Tiffany & Co. (b)	36	3,333
TJX Cos. Inc.	412	22,965
Tractor Supply Co.	41	3,724
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19	4,803
Under Armour Inc. - Class A (a) (b)	65	1,300

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Under Armour Inc. - Class C (a) (b)	66	1,190
VF Corp.	110	9,813
Whirlpool Corp.	22	3,497
Wynn Resorts Ltd. (b)	32	3,511
Yum! Brands Inc.	103	11,740
		848,791
Industrials 9.2%
3M Company (b)	194	31,947
Alaska Air Group, Inc. (b)	41	2,683
Allegion Public Limited Company (b)	31	3,207
American Airlines Group Inc. (b)	134	3,618
AMETEK, Inc.	77	7,056
AO Smith Corp. (b)	50	2,393
Arconic Inc.	132	3,440
C.H. Robinson Worldwide, Inc. (b)	47	3,983
Caterpillar Inc.	191	24,172
Cintas Corp.	29	7,711
Copart Inc. (a) (b)	70	5,584
CSX Corp.	271	18,759
Cummins Inc.	53	8,693
Deere & Co.	107	18,006
Delta Air Lines Inc. (b)	197	11,347
Dover Corp.	49	4,909
Eaton Corporation Public Limited Company	144	11,963
Emerson Electric Co.	207	13,868
Equifax Inc.	41	5,769
Expeditors International of Washington Inc.	59	4,393
Fastenal Co.	194	6,331
FedEx Corporation	81	11,784
Flowserve Corporation (b)	45	2,111
Fortive Corporation (b)	100	6,889
Fortune Brands Home & Security, Inc.	50	2,761
General Dynamics Corp.	80	14,647
General Electric Company	2,955	26,415
Honeywell International Inc.	246	41,634
Huntington Ingalls Industries Inc.	14	2,983
IDEX Corporation	26	4,203
Illinois Tool Works Inc. (b)	100	15,673
Ingersoll-Rand Public Limited Company	81	10,031
Jacobs Engineering Group Inc. (b)	46	4,191
JB Hunt Transport Services Inc. (b)	28	3,121
Johnson Controls International Public Limited Company (b)	271	11,899
Kansas City Southern	35	4,645
L3Harris Technologies, Inc.	76	15,812
Lockheed Martin Corporation	84	32,923
Masco Corp.	99	4,115
Nielsen Holdings plc	121	2,581
Norfolk Southern Corp.	90	16,234
Northrop Grumman Systems Corp.	54	20,118
PACCAR Inc.	119	8,325
Parker Hannifin Corp.	43	7,815
Pentair Public Limited Company	55	2,076
Quanta Services, Inc.	45	1,714
Raytheon Co.	95	18,555
Republic Services Inc.	73	6,303
Robert Half International Inc. (b)	41	2,273
Rockwell Automation Inc. (b)	41	6,730
Rollins Inc. (b)	51	1,721
Roper Industries Inc.	35	12,593
Snap-On Inc. (b)	19	2,972
Southwest Airlines Co.	165	8,898
Stanley Black & Decker Inc.	52	7,464
Textron Inc. (b)	83	4,041
The Boeing Company (b)	181	69,055
TransDigm Group Inc.	17	8,644
Union Pacific Corp.	240	38,912
United Airlines Holdings, Inc. (a)	76	6,763
United Parcel Service Inc. - Class B	236	28,315
United Rentals Inc. (a) (b)	27	3,321
United Technologies Corp.	275	37,520
Verisk Analytics, Inc.	54	8,609
Wabtec Corp. (b)	62	4,422
Waste Management, Inc.	131	15,050
WW Grainger Inc.	15	4,499
Xylem Inc. (b)	60	4,787
		775,979
Consumer Staples 7.5%
Altria Group, Inc.	634	25,926
Archer-Daniels-Midland Company (b)	190	7,789
Brown-Forman Corp. - Class B (b)	62	3,870
Campbell Soup Co. (b)	60	2,826
Church & Dwight Co. Inc. (b)	83	6,214
Clorox Co.	43	6,595
Coca-Cola Co.	1,305	71,027
Colgate-Palmolive Co.	291	21,363
ConAgra Brands Inc. (b)	166	5,090
Constellation Brands, Inc. - Class A	57	11,737
Costco Wholesale Corporation	149	43,051
Coty Inc. - Class A (b)	106	1,114
Estee Lauder Cos. Inc. - Class A	75	14,944
General Mills Inc. (b)	205	11,293
Hershey Co.	50	7,821
Hormel Foods Corp. (b)	92	4,017
JM Smucker Co. (b)	38	4,225
Kellogg Co.	86	5,507
Kimberly-Clark Corp.	117	16,613
Kraft Heinz Foods Company	206	5,747
Lamb Weston Holdings Inc.	49	3,569
McCormick & Co. Inc.	41	6,394
Molson Coors Brewing Company - Class B (b)	63	3,628
Mondelez International Inc. - Class A	490	27,103
Monster Beverage 1990 Corporation (a)	135	7,837
PepsiCo Inc.	475	65,126
Philip Morris International Inc.	527	40,027
Procter & Gamble Co.	850	105,782
Sysco Corp.	174	13,782
The Kroger Co.	265	6,825
Tyson Foods Inc. - Class A	100	8,597
Walgreens Boots Alliance Inc. (b)	258	14,280
Walmart Inc.	483	57,312
		637,031
Energy 4.5%
Apache Corporation (b)	129	3,292
Baker Hughes, a GE Company, LLC - Class A	202	4,682
Cabot Oil & Gas Corp.	143	2,512
Chevron Corp.	644	76,401
Cimarex Energy Co. (b)	31	1,503
Concho Resources Inc.	66	4,497
ConocoPhillips	378	21,523
Devon Energy Corporation	138	3,319
Diamondback Energy, Inc.	55	4,966
EOG Resources, Inc.	197	14,590
Exxon Mobil Corporation (b)	1,436	101,423
Halliburton Co.	295	5,570
Helmerich & Payne Inc.	38	1,504
Hess Corporation (b)	85	5,127
HollyFrontier Corp.	54	2,899
Kinder Morgan, Inc.	655	13,502
Marathon Oil Corp.	287	3,526
Marathon Petroleum Corporation	227	13,816
National Oilwell Varco Inc. (b)	127	2,692
Noble Energy Inc. (b)	156	3,498
Occidental Petroleum Corporation	306	13,586
ONEOK Inc.	139	10,218
Phillips 66	152	15,554
Pioneer Natural Resources Co.	58	7,244
Schlumberger Ltd.	467	15,966
TechnipFMC PLC	139	3,356
Valero Energy Corporation	142	12,092
Williams Cos. Inc.	410	9,873
		378,731
Utilities 3.5%
Alliant Energy Corporation	77	4,170
Ameren Corporation	81	6,511
American Electric Power Company, Inc.	168	15,712
American Water Works Company, Inc.	60	7,428
Atmos Energy Corporation	40	4,532
CenterPoint Energy, Inc.	166	5,009

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CMS Energy Corp.	94	5,997
Consolidated Edison Inc.	111	10,463
Dominion Energy, Inc.	279	22,608
DTE Energy Company (b)	61	8,081
Duke Energy Corporation	248	23,725
Edison International (b)	121	9,137
Entergy Corporation	67	7,909
Evergy, Inc.	80	5,347
Eversource Energy (b)	107	9,173
Exelon Corporation	329	15,916
FirstEnergy Corp.	183	8,818
NextEra Energy, Inc. (b)	166	38,659
NiSource Inc.	125	3,744
NRG Energy Inc.	92	3,649
Pinnacle West Capital Corp. (b)	38	3,687
PPL Corporation (b)	243	7,645
Public Service Enterprise Group Inc.	172	10,650
Sempra Energy	92	13,631
The AES Corporation	224	3,662
The Southern Company (b)	353	21,779
WEC Energy Group Inc. (b)	107	10,165
Xcel Energy Inc. (b)	178	11,544
		299,351
Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	38	5,832
American Tower Corporation	150	33,117
Apartment Investment and Management Company - Class A (b)	54	2,819
AvalonBay Communities, Inc.	47	10,029
Boston Properties Inc.	49	6,356
CBRE Group, Inc. - Class A (a) (b)	114	6,034
Crown Castle International Corp.	141	19,577
Digital Realty Trust Inc. (b)	69	8,971
Duke Realty Corp. (b)	121	4,118
Equinix, Inc.	28	16,424
Equity Residential	119	10,246
Essex Property Trust Inc.	22	7,192
Extra Space Storage Inc.	43	4,998
Federal Realty Investment Trust	25	3,459
HCP, Inc.	166	5,932
Host Hotels & Resorts, Inc. (b)	248	4,288
Iron Mountain Incorporated (b)	96	3,120
KiMcO Realty Corporation (b)	140	2,914
Macerich Co. (b)	33	1,057
Mid-America Apartment Communities, Inc.	39	5,051
ProLogis Inc.	212	18,103
Public Storage	51	12,428
Realty Income Corp. (b)	107	8,172
Regency Centers Corp.	56	3,879
SBA Communications Corporation	39	9,367
Simon Property Group Inc.	103	16,100
SL Green Realty Corp. (b)	28	2,276
UDR Inc.	95	4,620
Ventas, Inc. (b)	125	9,134
Vornado Realty Trust	54	3,441
Welltower Inc. (b)	137	12,432
Weyerhaeuser Co.	248	6,874
		268,360
Materials 2.7%
Air Products and Chemicals, Inc.	75	16,543
Albemarle Corporation (b)	38	2,627
Amcor Plc	549	5,356
Avery Dennison Corporation (b)	30	3,435
Ball Corporation (b)	112	8,168
Celanese Corp. - Class A	42	5,160
CF Industries Holdings Inc.	79	3,878
Corteva, Inc.	254	7,103
Dow Holdings Inc.	254	12,089
DuPont de Nemours, Inc	254	18,091
Eastman Chemical Co.	47	3,446
Ecolab Inc. (b)	85	16,920
FMC Corp.	44	3,846
Freeport-McMoRan Inc. - Class B	479	4,582
International Flavors & Fragrances Inc. (b)	36	4,439
International Paper Co. (b)	139	5,827
Linde Public Limited Company	184	35,687
LyondellBasell Industries N.V. - Class A	88	7,874
Martin Marietta Materials Inc. (b)	21	5,786
MOS Holdings Inc. (b)	117	2,405
Newmont Goldcorp Corporation (d)	278	10,525
Nucor Corp. (b)	103	5,257
Packaging Corp. of America (b)	32	3,411
PPG Industries Inc.	82	9,685
Sealed Air Corporation (b)	50	2,068
Sherwin-Williams Co. (b)	28	15,322
Vulcan Materials Co.	45	6,773
Westrock Company, Inc.	82	3,003
		229,306
Total Common Stocks (cost $5,650,773)		8,393,494
SHORT TERM INVESTMENTS 7.0%
Securities Lending Collateral 6.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (e)	346,342	346,342
Repurchase Agreement with CIT, 2.88% (Collateralized by various publicly traded equities with a value of $181,500) acquired on 11/29/17, due 12/31/19 at $173,844	165,000	165,000
Repurchase Agreement with MSC, 2.81% (Collateralized by various publicly traded equities with a value of $82,506) acquired on 03/22/19, due 10/16/19 at $76,124	75,000	75,000
		586,342
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (e)	4,278	4,278
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	2,880	2,870
Total Short Term Investments (cost $593,489)		593,490
Total Investments 106.4% (cost $6,244,262)		8,986,984
Other Derivative Instruments 0.0%		182
Other Assets and Liabilities, Net (6.4)%		(540,709)
Total Net Assets 100.0%		8,446,457

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,241	446	746	262	359	(878)	13,422	0.2%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	361	December 2019	53,837	182	(75)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund
COMMON STOCKS 99.0%
Industrials 18.4%
AAON, Inc. (a)	133	6,131
AAR Corp.	109	4,476
ABM Industries Incorporated	218	7,920
Actuant Corporation - Class A	181	3,968
Advanced Energy Industries, Inc. (b)	126	7,222
Aegion Corporation (b)	102	2,176
Aerojet Rocketdyne Holdings, Inc. (b)	238	12,003
AeroVironment, Inc. (b)	71	3,821
Alamo Group Inc.	32	3,751
Albany International Corp. - Class A	101	9,088
Allegiant Travel Company	43	6,434
American Woodmark Corporation (b)	49	4,338
Apogee Enterprises, Inc.	86	3,360
Applied Industrial Technologies, Inc.	127	7,187
Arcbest Corporation	85	2,579
Arcosa, Inc.	159	5,439
Astec Industries, Inc.	75	2,346
Atlas Air Worldwide Holdings, Inc. (b)	85	2,157
AZZ Inc.	86	3,752
Barnes Group Inc.	158	8,126
Brady Corp. - Class A	164	8,699
Briggs & Stratton Corp.	146	884
Chart Industries, Inc. (b)	118	7,328
CIRCOR International, Inc. (b)	65	2,427
Comfort Systems USA Inc.	123	5,450
Cubic Corp. (a)	102	7,161
DXP Enterprises Inc. (b)	54	1,862
Echo Global Logistics, Inc. (b)	92	2,093
Encore Wire Corp.	69	3,866
EnPro Industries, Inc. (a)	69	4,729
ESCO Technologies Inc.	85	6,788
Exponent, Inc.	171	11,981
Federal Signal Corp.	198	6,489
Forrester Research Inc.	34	1,080
Forward Air Corp.	93	5,933
Franklin Electric Co. Inc.	126	6,039
FTI Consulting Inc. (b)	123	13,074
Gibraltar Industries Inc. (b)	106	4,864
GMS Inc. (b)	135	3,873
Greenbrier Cos. Inc.	106	3,204
Griffon Corp.	137	2,874
Harsco Corp. (b)	266	5,037
Hawaiian Holdings Inc.	155	4,081
Heartland Express Inc.	156	3,364
Heidrick & Struggles International Inc.	62	1,698
Hillenbrand Inc.	209	6,445
HUB Group Inc. - Class A (b)	110	5,112
Insteel Industries, Inc.	61	1,243
Interface Inc.	192	2,776
John Bean Technologies Corp.	104	10,335
Kaman Corp.	92	5,444
Kelly Services Inc. - Class A	102	2,462
Korn Ferry	184	7,109
Lindsay Corp. (a)	35	3,295
Lydall Inc. (b)	58	1,441
Marten Transport Ltd.	128	2,667
Matson Intermodal - Paragon, Inc.	142	5,316
Matthews International Corp. - Class A (a)	105	3,710
Mercury Systems Inc. (b)	183	14,817
Mobile Mini, Inc.	147	5,405
Moog Inc. - Class A	107	8,657
Mueller Industries Inc.	187	5,352
MYR Group Inc. (b)	55	1,718
National Presto Industries Inc.	17	1,491
Navigant Consulting, Inc.	128	3,574
Patrick Industries Inc. (b)	75	3,211
PGT Innovations, Inc. (b)	190	3,275
Pitney Bowes Inc. (a)	546	2,494
Powell Industries Inc.	28	1,108
Proto Labs Inc. (b)	88	9,006
Quanex Building Products Corp.	109	1,971
Raven Industries Inc.	119	3,968
Resources Connection, Inc.	99	1,674
RR Donnelley & Sons Co.	234	883
Saia, Inc. (b)	85	7,972
Simpson Manufacturing Co. Inc.	132	9,160
SkyWest Inc.	168	9,669
SPX Corp. (b)	143	5,739
SPX Flow, Inc. (b)	139	5,475
Standex International Corp.	41	3,019
Team Inc. (b)	100	1,801
Tennant Co.	60	4,219
Titan International, Inc.	164	443
Triumph Group Inc. (a)	166	3,798
TrueBlue, Inc. (b)	129	2,729
UniFirst Corp.	51	9,856
Universal Forest Products Inc.	201	8,033
US Ecology, Inc. (a)	73	4,656
Veritiv Corp. (b)	43	771
Viad Corp	68	4,544
Vicor Corp. (a) (b)	53	1,559
Wabash National Corp.	180	2,614
Watts Water Technologies Inc. - Class A	91	8,508
		451,676
Financials 15.7%
Ambac Financial Group, Inc. (b)	151	2,956
American Equity Investment Life Holding Company	302	7,309
Ameris Bancorp	212	8,534
Amerisafe, Inc.	64	4,225
Axos Financial, Inc. (b)	175	4,842
Banc of California, Inc.	142	2,008
Banner Corporation	113	6,324
Berkshire Hills Bancorp, Inc.	144	4,225
Blucora, Inc. (b)	161	3,491
Boston Private Financial Holdings Inc.	276	3,219
Brookline Bancorp, Inc.	267	3,940
Cadence Bancorporation - Class A	415	7,281
Central Pacific Financial Corp.	95	2,691
City Holdings Co.	55	4,203
Columbia Banking System Inc.	240	8,841
Community Bank System Inc.	169	10,448
Customers Bancorp, Inc. (b)	92	1,913
CVB Financial Corp.	431	8,993
Dime Community Bancshares Inc.	102	2,194
Donnelley Financial Solutions, Inc. (b)	103	1,270
Eagle Bancorp Inc.	113	5,025
eHealth, Inc. (b)	66	4,375
Employer Holdings Inc.	105	4,555
Encore Capital Group Inc. (a) (b)	84	2,805
Enova International, Inc. (b)	113	2,341
EzCorp Inc. - Class A (a) (b)	173	1,116
First Bancorp Inc.	714	7,123
First Commonwealth Financial Corp.	331	4,390
First Financial Bancorp	324	7,922
First Midwest Bancorp Inc.	363	7,068
Flagstar Bancorp Inc.	93	3,471
Franklin Financial Network, Inc.	40	1,200
Glacier Bancorp, Inc.	282	11,399
Granite Point Mortgage Trust Inc. (a)	180	3,382
Great Western Bancorp Inc.	187	6,171
Greenhill & Co. Inc. (a)	55	726
Hanmi Financial Corp.	103	1,933
HCI Group, Inc.	22	910
Heritage Financial Corporation	120	3,238
HomeStreet, Inc. (b)	81	2,203
Hope Bancorp, Inc.	413	5,929
Horace Mann Educators Corp.	135	6,272
Independent Bank Corp.	113	8,425
INTL FCStone Inc. (b)	52	2,144
James River Group, Inc.	101	5,159
LegacyTexas Financial Group, Inc.	159	6,936
Meta Financial Group, Inc.	112	3,657
National Bank Holdings Corp. - Class A	101	3,438
NBT Bancorp Inc.	144	5,279
NMI Holdings Inc. - Class A (b)	222	5,828

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Northfield Bancorp Inc.	143	2,298
Northwest Bancshares Inc.	331	5,421
OFG Bancorp	166	3,638
Old National Bancorp	558	9,603
Opus Bank	68	1,490
Oritani Financial Corp.	123	2,173
Pacific Premier Bancorp, Inc.	194	6,054
Piper Jaffray Cos.	48	3,619
Preferred Bank	46	2,396
ProAssurance Corporation	177	7,110
Provident Financial Services, Inc.	199	4,889
RLI Corp.	131	12,131
S&T Bancorp Inc.	113	4,134
Safety Insurance Group, Inc.	48	4,832
Seacoast Banking Corp. of Florida (b)	170	4,307
ServisFirst Bancshares, Inc.	154	5,101
Simmons First National Corp. - Class A	317	7,904
Southside Bancshares, Inc.	103	3,523
Stewart Information Services Corp.	80	3,092
The PRA Group, Inc. (b)	152	5,128
Third Point Reinsurance Ltd. (b)	239	2,392
Tompkins Financial Corp.	41	3,329
Triumph Bancorp, Inc. (b)	82	2,627
TrustCo Bank Corp.	316	2,579
United Community Banks, Inc.	260	7,364
United Fire Group Inc.	72	3,368
United Insurance Holdings Corp.	69	964
Universal Insurance Holdings, Inc.	105	3,163
Veritex Holdings Inc.	151	3,674
Virtus Partners, Inc.	22	2,381
Waddell & Reed Financial Inc. - Class A (a) (c)	244	4,197
Walker & Dunlop, Inc.	93	5,211
Westamerica Bancorp (a)	90	5,592
WisdomTree Investments, Inc.	381	1,989
World Acceptance Corp. (b)	21	2,654
		383,654
Information Technology 14.0%
3D Systems Corporation (a) (b)	376	3,066
8x8 Inc. (b)	319	6,616
ADTRAN, Inc.	155	1,757
Agilysys, Inc. (b)	66	1,687
Alarm.Com Holdings, Inc. (b)	116	5,411
Anixter International Inc. (b)	96	6,656
Applied Optoelectronics, Inc. (a) (b)	62	700
Arlo Technologies, Inc. (b)	242	825
Axcelis Technologies, Inc. (b)	104	1,784
Badger Meter, Inc. (a)	97	5,228
Bel Fuse Inc. - Class B	35	524
Benchmark Electronics, Inc.	124	3,599
Bottomline Technologies Inc. (b)	125	4,930
Brooks Automation Inc.	237	8,784
Cabot Microelectronics Corporation	95	13,462
CalAmp Corp. (b)	109	1,257
Cardtronics PLC - Class A (b)	123	3,723
CEVA Inc. (b)	73	2,175
Cohu Inc.	135	1,819
Comtech Telecommunications Corp.	79	2,559
CSG Systems International, Inc.	108	5,603
CTS Corp.	110	3,562
Daktronics Inc.	133	984
Diebold Nixdorf Inc. (b)	256	2,863
Digi International Inc. (b)	90	1,229
Diodes Inc. (b)	131	5,250
DSP Group, Inc. (b)	64	908
Ebix Inc. (a)	72	3,020
ePlus Inc. (b)	45	3,437
EVERTEC, Inc.	196	6,125
ExlService Holdings Inc. (b)	112	7,518
Extreme Networks, Inc. (b)	394	2,869
Fabrinet (b)	121	6,331
FARO Technologies Inc. (b)	56	2,708
FormFactor Inc. (b)	243	4,532
Harmonic Inc. (b)	305	2,008
Ichor Holdings, Ltd. (b)	72	1,737
II-VI Inc. (b)	280	9,851
Insight Enterprises, Inc. (b)	118	6,547
Itron Inc. (b)	115	8,482
Kemet Corp.	191	3,474
Knowles Corporation (b)	282	5,738
Kulicke & Soffa Industries Inc.	212	4,976
LivePerson, Inc. (b)	196	6,991
Mantech International Corp. - Class A	89	6,348
MaxLinear, Inc. - Class A (b)	212	4,742
Methode Electronics Inc.	123	4,140
MicroStrategy Inc. - Class A (b)	27	3,986
Monotype Imaging Holdings Inc.	139	2,747
MTS Systems Corp.	59	3,277
Nanometrics Inc. (b)	80	2,606
NETGEAR, Inc. (b)	102	3,294
NIC Inc.	222	4,577
Onespan, Inc. (b)	101	1,460
OSI Systems Inc. (b)	55	5,596
PDF Solutions Inc. (b)	91	1,184
Perficient, Inc. (b)	108	4,166
Photronics Inc. (b)	219	2,377
Plexus Corp. (b)	96	6,021
Power Integrations Inc.	96	8,717
Progress Software Corp.	146	5,551
Qualys, Inc. (b)	111	8,366
Rambus Inc. (b)	365	4,796
Rogers Corp. (b)	61	8,407
Rudolph Technologies Inc. (b)	104	2,746
Sanmina Corp. (b)	229	7,341
ScanSource Inc. (b)	86	2,619
SMART Global Holdings, Inc. (b)	41	1,033
SolarEdge Technologies Ltd. (b)	157	13,102
SPS Commerce, Inc. (b)	115	5,400
Sykes Enterprises Inc. (b)	127	3,902
TiVo Corporation	409	3,111
TTEC Holdings, Inc.	46	2,215
TTM Technologies, Inc. (b)	305	3,724
Ultra Clean Holdings, Inc. (b)	127	1,852
Unisys Corp. (b)	169	1,252
Veeco Instruments Inc. (b)	160	1,870
Viavi Solutions Inc. (b)	751	10,522
Virtusa Corporation (b)	98	3,547
Xperii Corp.	161	3,322
		343,221
Consumer Discretionary 13.8%
Abercrombie & Fitch Co. - Class A	208	3,246
American Axle & Manufacturing Holdings, Inc. (b)	370	3,038
American Public Education, Inc. (b)	54	1,214
Asbury Automotive Group, Inc. (b)	64	6,507
Barnes & Noble Education, Inc. (b)	127	396
Big Lots, Inc.	128	3,146
BJ's Restaurants, Inc. (a)	69	2,689
Bloomin' Brands, Inc.	289	5,477
Boot Barn Holdings, Inc. (a) (b)	92	3,211
Buckle Inc. (a)	94	1,946
Caleres Inc.	139	3,254
Callaway Golf Co.	307	5,961
Career Education Corp. (b)	231	3,676
Cato Corp. - Class A	72	1,273
Cavco Industries Inc. (b)	28	5,376
Century Communities Inc. (b)	89	2,722
Chico's FAS Inc.	406	1,638
Childrens Place Retail Stores Inc. (a)	52	3,979
Chuy's Holdings Inc. (b)	56	1,392
Conn's Inc. (a) (b)	64	1,584
Cooper Tire & Rubber Co.	168	4,376
Cooper-Standard Holdings Inc. (b)	54	2,190
Core-Mark Holding Co. Inc.	153	4,926
Crocs Inc. (b)	206	5,728
Dave & Buster's Entertainment Inc. (a)	102	3,955
Designer Brands Inc. - Class A (a)	182	3,111
Dine Brands Global Inc.	56	4,286
Dorman Products Inc. (b)	97	7,708
El Pollo Loco Holdings Inc. (b)	71	778

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Ethan Allen Interiors Inc.	84	1,602
Express, Inc. (b)	215	739
Fiesta Restaurant Group, Inc. (a) (b)	77	806
Fossil Group, Inc. (a) (b)	145	1,813
Fox Factory Holding Corp. (b)	127	7,886
GameStop Corp. - Class A (a)	276	1,524
Garrett Motion Inc. (b)	244	2,427
Genesco Inc. (b)	52	2,081
Gentherm Incorporated (b)	109	4,458
G-III Apparel Group, Ltd. (b)	139	3,576
Group 1 Automotive Inc.	58	5,387
Guess Inc. (a)	142	2,625
Haverty Furniture Cos. Inc.	65	1,312
Hibbett Sports Inc. (a) (b)	63	1,437
Installed Building Products, Inc. (b)	70	4,029
iRobot Corp. (a) (b)	93	5,720
J.C. Penney Co. Inc. (a) (b)	1,102	979
Kontoor Brands, Inc. (a)	152	5,330
La-Z-Boy Inc.	153	5,156
LCI Industries	83	7,624
LGI Homes, Inc. (b)	65	5,430
Liquidity Services, Inc. (b)	88	650
Lithia Motors Inc. - Class A	74	9,743
Lumber Liquidators, Inc. (a) (b)	94	926
M/I Homes, Inc. (b)	93	3,491
MarineMax Inc. (b)	74	1,142
MDC Holdings Inc.	161	6,955
Meritage Homes Corporation (b)	118	8,312
Monarch Casino & Resort Inc. (b)	39	1,608
Monro Inc.	110	8,722
Motorcar Parts of America Inc. (a) (b)	64	1,074
Movado Group Inc. (a)	56	1,391
Office Depot Inc.	1,760	3,090
Oxford Industries Inc.	56	4,010
PetMed Express Inc. (a)	69	1,238
Red Robin Gourmet Burgers, Inc. (a) (b)	43	1,424
Regis Corp. (b)	82	1,660
Rent-A-Center, Inc.	159	4,099
RH (a) (b)	53	8,976
Ruth's Hospitality Group Inc.	94	1,915
Shake Shack Inc. - Class A (b)	99	9,716
Shoe Carnival Inc. (a)	31	995
Shutterstock Inc. (b)	61	2,220
Signet Jewelers Limited	164	2,743
Sleep Number Corporation (b)	96	3,986
Sonic Automotive, Inc. - Class A	81	2,546
Stamps.com Inc. (b)	55	4,087
Standard Motor Products Inc.	65	3,159
Steven Madden Ltd.	256	9,177
Strategic Education, Inc.	72	9,844
Sturm Ruger & Co. Inc. (a)	55	2,285
Tailored Brands, Inc. (a)	164	720
The Michaels Companies, Inc. (a) (b)	251	2,456
Tile Shop Holdings, Inc. (a)	120	383
TopBuild Corp. (b)	114	10,951
Tupperware Brands Corp.	152	2,411
Unifi Inc. (b)	48	1,049
Universal Electronics Inc. (b)	46	2,317
Vera Bradley, Inc. (b)	75	759
Vista Outdoor Inc. (b)	189	1,173
Vitamin Shoppe, Inc. (b)	52	339
William Lyon Homes - Class A (b)	111	2,250
Wingstop Inc.	97	8,437
Winnebago Industries Inc.	103	3,950
Wolverine World Wide Inc.	281	7,937
Zumiez Inc. (a) (b)	61	1,924
		338,964
Health Care 12.0%
Acorda Therapeutics, Inc. (a) (b)	130	374
Addus HomeCare Corporation (b)	43	3,397
Akorn, Inc. (b)	309	1,176
AMAG Pharmaceuticals, Inc. (a) (b)	109	1,263
AMN Healthcare Services, Inc. (b)	153	8,817
Amphastar Pharmaceuticals, Inc. (b)	117	2,328
AngioDynamics, Inc. (b)	122	2,247
ANI Pharmaceuticals, Inc. (b)	27	1,987
Anika Therapeutics, Inc. (b)	45	2,493
Arrowhead Pharmaceuticals Inc (a) (b)	314	8,857
Assertio Therapeutics, Inc. (b)	212	272
BioTelemetry, Inc. (b)	112	4,577
Cambrex Corp. (b)	111	6,583
Cardiovascular Systems Inc. (b)	117	5,538
Community Health Systems Inc. (a) (b)	383	1,378
Computer Programs & Systems Inc.	40	909
Conmed Corp.	92	8,867
Corcept Therapeutics Inc. (b)	337	4,758
Corvel Corp. (b)	30	2,304
Cross Country Healthcare Inc. (b)	120	1,240
CryoLife Inc. (b)	116	3,162
Cutera Inc. (b)	47	1,366
Cytokinetics, Incorporated (b)	195	2,220
Diplomat Pharmacy, Inc. (a) (b)	179	879
Eagle Pharmaceuticals Inc. (a) (b)	35	1,971
Emergent BioSolutions Inc. (b)	144	7,550
Enanta Pharmaceuticals, Inc. (b)	53	3,168
Endo International Public Limited Company (b)	655	2,103
Genomic Health, Inc. (b)	71	4,833
Healthstream, Inc. (b)	85	2,213
Heska Corporation (a) (b)	24	1,703
HMS Holdings Corp. (b)	287	9,881
Innoviva, Inc. (b)	228	2,399
Inogen, Inc. (b)	60	2,851
Integer Holdings Corporation (b)	106	8,040
Invacare Corp.	110	825
Lannett Co. Inc. (a) (b)	111	1,239
Lantheus Holdings Inc. (b)	129	3,222
LeMaitre Vascular Inc.	55	1,878
LHC Group, Inc. (b)	97	11,056
Luminex Corporation	136	2,812
Magellan Health Services Inc. (b)	72	4,462
Medicines Co. (a) (b)	241	12,060
Medpace Holdings, Inc. (b)	87	7,326
Meridian Bioscience Inc.	141	1,339
Merit Medical Systems Inc. (b)	183	5,575
Mesa Laboratories, Inc.	13	3,090
Momenta Pharmaceuticals, Inc. (b)	323	4,188
Myriad Genetics, Inc. (b)	245	7,013
Natus Medical Inc. (b)	110	3,517
Neogen Corp. (b)	172	11,710
Neogenomics, Inc. (b)	339	6,482
Nextgen Healthcare Inc. (b)	157	2,465
Omnicell, Inc. (b)	136	9,822
Orasure Technologies, Inc. (b)	203	1,519
Orthofix Medical Inc. (b)	62	3,313
Owens & Minor Inc.	204	1,186
Pacira Biosciences, Inc. (b)	136	5,175
Phibro Animal Health Corporation - Class A	65	1,396
Progenics Pharmaceuticals Inc. (a) (b)	294	1,486
Providence Services Corp. (b)	37	2,214
Regenxbio Inc. (b)	102	3,643
Select Medical Holdings Corporation (b)	362	5,997
Spectrum Pharmaceuticals, Inc. (b)	361	2,998
Supernus Pharmaceuticals Inc. (b)	173	4,748
SurModics Inc. (b)	44	2,017
Tabula Rasa HealthCare Inc. (a) (b)	64	3,517
Tactile Systems Technology, Inc. (b)	62	2,609
The Ensign Group, Inc.	165	7,837
Tivity Health, Inc. (a) (b)	142	2,364
U. S. Physical Therapy, Inc.	42	5,543
Vanda Pharmaceuticals Inc. (b)	172	2,282
Varex Imaging Corporation (b)	126	3,595
Xencor, Inc. (b)	159	5,350
		292,574
Real Estate 8.4%
Acadia Realty Trust	272	7,781
Agree Realty Corporation	138	10,098
American Assets Trust, Inc.	156	7,292
Apollo Commercial Real Estate Finance, Inc.	467	8,952

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Armada Hoffler Properties, Inc.	173	3,135
ARMOUR Residential REIT, Inc.	192	3,222
Capstead Mortgage Corporation	319	2,345
Caretrust REIT, Inc.	316	7,425
CBL & Associates Properties Inc. (a)	548	707
Cedar Realty Trust Inc.	297	890
Chatham Lodging Trust	153	2,777
Community Healthcare Trust Incorporated	60	2,674
DiamondRock Hospitality Co.	658	6,742
Dwight A. Walker Real Estate, Inc. - Class A (a)	59	1,898
Easterly Government Properties, Inc.	235	5,010
Four Corners Property Trust, Inc.	225	6,354
Franklin Street Properties Corp.	359	3,037
Getty Realty Corp.	114	3,649
Global Net Lease Inc.	280	5,468
Hersha Hospitality Trust (a)	119	1,773
Independence Realty Trust, Inc.	300	4,287
Innovative Industrial Properties, Inc. (a)	37	3,421
Invesco Mortgage Capital Inc.	473	7,249
iStar Inc.	195	2,550
Kite Realty Naperville, LLC	276	4,453
Lexington Realty Trust	802	8,222
LTC Properties Inc.	131	6,687
Marcus & Millichap Inc. (b)	76	2,707
National Storage Affiliates Trust	190	6,327
New York Mortgage Trust Inc.	844	5,142
Office Properties Income Trust	161	4,937
Pennsylvania REIT (a)	207	1,182
PennyMac Mortgage Investment Trust	281	6,249
Realogy Holdings Corp. (a)	372	2,484
Redwood Trust Inc.	365	5,991
Retail Opportunity Investments Corp.	381	6,942
RPT Realty (a)	269	3,647
Saul Centers Inc.	38	2,060
Summit Hotel Properties Inc.	351	4,074
Universal Health Realty Income Trust	42	4,362
Urstadt Biddle Properties Inc. - Class A	99	2,358
Washington Prime Group, L.P. (a)	620	2,567
Washington REIT	263	7,195
Whitestone REIT	130	1,792
Xenia Hotels & Resorts Inc.	370	7,812
		205,926
Materials 4.6%
AdvanSix Inc. (b)	92	2,355
AK Steel Holding Corporation (a) (b)	1,050	2,384
American Vanguard Corporation	88	1,376
Balchem Corporation	106	10,537
Boise Cascade Company	129	4,193
Century Aluminum Co. (a) (b)	167	1,108
Clearwater Paper Corporation (b)	53	1,113
Ferro Corp. (b)	269	3,196
FutureFuel Corp.	85	1,018
GCP Applied Technologies Inc. (b)	170	3,280
Hawkins Inc.	32	1,355
Haynes International Inc.	42	1,492
HB Fuller Co. (a)	167	7,785
Innophos Holdings Inc	65	2,115
Innospec Inc.	80	7,167
Kaiser Aluminum Corp.	53	5,252
Koppers Holdings Inc. (b)	69	2,027
Kraton Corporation (b)	106	3,415
Livent Corporation (b)	473	3,166
LSB Industries Inc. (b)	67	346
Materion Corp.	68	4,159
Mercer International Inc.	132	1,654
Myers Industries Inc.	119	2,108
Neenah Inc.	55	3,602
Olympic Steel, Inc.	30	438
P.H. Glatfelter Co.	146	2,243
Park Aerospace Technologies Corp.	63	1,111
Quaker Chemical Corp.	42	6,698
Rayonier Advanced Materials Inc.	169	731
Schweitzer-Mauduit International Inc.	100	3,755
Stepan Co. (a)	66	6,404
SunCoke Energy, Inc. (b)	296	1,671
TimkenSteel Corp. (b)	131	821
Tredegar Corp.	85	1,652
Trinseo S.A.	132	5,673
U.S. Concrete, Inc. (a) (b)	51	2,830
Warrior Met Coal, Inc.	164	3,194
		113,424
Consumer Staples 4.2%
Avon Products, Inc. (b)	1,456	6,406
B&G Foods, Inc. (a)	220	4,154
Calavo Growers Inc.	51	4,892
Cal-Maine Foods Inc.	101	4,050
Central Garden & Pet Co. (a) (b)	36	1,064
Central Garden & Pet Co. - Class A (b)	138	3,818
Chefs' Warehouse Inc. (b)	83	3,336
Coca-Cola Consolidated Inc.	16	4,723
Darling Ingredients Inc. (b)	541	10,349
Dean Foods Co. (a)	302	350
Del Monte Fresh Produce Company	100	3,401
Inter Parfums Inc.	57	4,016
J&J Snack Foods Corp.	49	9,391
John B. Sanfilippo & Son Inc.	30	2,866
Medifast, Inc. (a)	39	4,053
MGPI Processing, Inc. (a)	42	2,076
National Beverage Corp. (a)	40	1,791
PriceSmart Inc.	73	5,207
Seneca Foods Corp. - Class A (b)	23	716
SpartanNash Co.	118	1,399
The Andersons, Inc.	105	2,361
United Natural Foods Inc. (a) (b)	166	1,907
Universal Corp.	84	4,581
USANA Health Sciences, Inc. (b)	42	2,905
Vector Group Ltd. (a)	378	4,499
WD-40 Co.	45	8,280
		102,591
Energy 3.7%
Archrock, Inc.	415	4,139
Bonanza Creek Energy, Inc. (b)	62	1,379
C&J Energy Services, Inc. (b)	198	2,126
Callon Petroleum Company (b)	751	3,260
Carrizo Oil & Gas Inc. (b)	280	2,402
CONSOL Mining Corporation (a) (b)	91	1,416
Denbury Resources Inc. (a) (b)	1,520	1,809
Diamond Offshore Drilling, Inc. (a) (b)	208	1,154
DMC Global Inc. (a)	46	2,035
Dril-Quip Inc. (b)	119	5,980
ERA Group Inc. (b)	69	726
Exterran Trinidad LLC (b)	98	1,281
Geospace Technologies Corporation (b)	43	665
Green Plains Renewable Energy Inc. (a)	127	1,345
Gulf Island Fabrication Inc. (b)	39	211
Gulfport Energy Corp. (a) (b)	484	1,312
Helix Energy Solutions Group, Inc. (b)	469	3,783
HighPoint Resources Corporation (b)	357	567
Jagged Peak Energy Inc. (b)	196	1,420
KLX Energy Services Holdings, Inc. (b)	74	636
Laredo Petroleum Holdings Inc. (b)	582	1,403
Matrix Service Co. (b)	88	1,514
McDermott International Inc. (a) (b)	575	1,161
Nabors Industries Ltd (a)	1,077	2,014
Newpark Resources Inc. (b)	298	2,267
Noble Corporation PLC (b)	821	1,043
Oil States International Inc. (b)	203	2,702
Par Pacific Holdings, Inc. (b)	119	2,713
PDC Energy, Inc. (b)	194	5,390
Penn Virginia Corporation (b)	46	1,329
Propetro Holding Corp. (b)	268	2,434
QEP Resources, Inc.	751	2,777
Range Resources Corporation (a)	660	2,522
Reg Biofuels, LLC (a) (b)	121	1,810
REX Stores Corp. (b)	19	1,453
Ring Energy Inc. (a) (b)	195	320
RPC Inc. (a)	171	957
SEACOR Holdings Inc. (b)	58	2,708

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
SM Energy Company	342	3,317
SRC Energy Inc. (b)	801	3,733
TETRA Technologies, Inc. (b)	419	843
U.S. Silica Holdings, Inc. (a)	238	2,276
Unit Corp. (b)	176	595
Valaris PLC - Class A (a) (c)	632	3,038
Whiting Petroleum Corp. (a) (b)	300	2,407
		90,372
Utilities 2.3%
American States Water Company	121	10,868
Avista Corporation	217	10,512
California Water Service Group	158	8,367
El Paso Electric Co.	133	8,954
Northwest Natural Holding Company	101	7,181
South Jersey Industries Inc.	303	9,984
		55,866
Communication Services 1.9%
A T N International Limited	37	2,146
Care.com Inc. (b)	87	906
Cincinnati Bell Inc. (b)	163	825
Cogent Communications Group, Inc.	137	7,550
Consolidated Communications Holdings Inc.	228	1,086
EW Scripps Co. - Class A	179	2,381
Frontier Communications Corporation (a) (b)	351	304
Gannett Co., Inc.	376	4,035
Iridium Communications Inc. (b)	321	6,833
Marcus Corp.	70	2,598
New Media Investment Group Inc. (a)	179	1,575
QuinStreet, Inc. (b)	131	1,653
Scholastic Corp.	100	3,791
Spok Holdings, Inc.	60	713
TechTarget, Inc. (b)	72	1,615
Vonage Holdings Corp. (b)	736	8,312
		46,323
Total Common Stocks (cost $2,232,534)		2,424,591
INVESTMENT COMPANIES 0.8%
iShares S&P SmallCap 600 Index ETF (a)	238	18,535
Total Investment Companies (cost $18,652)		18,535
RIGHTS 0.0%
LyondellBasell Industries N.V. (b) (c) (d)	93	40
Total Rights (cost $0)		40
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 4.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	106,795	106,795
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	7,743	7,743
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (g) (h)	735	732
Total Short Term Investments (cost $115,270)		115,270
Total Investments 104.5% (cost $2,366,456)		2,558,436
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (4.5)%		(110,116)
Total Net Assets 100.0%		2,448,329

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	209	December 2019	16,417	9	(481)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 98.6%
Utilities 98.6%
ALLETE, Inc.	16	1,411
Alliant Energy Corporation	74	3,985
Ameren Corporation	77	6,177
American Electric Power Company, Inc.	155	14,504
American States Water Company	11	1,029
American Water Works Company, Inc.	57	7,027
Aqua America, Inc.	68	3,047
AquaVenture Holdings Limited (a)	6	123
Atmos Energy Corporation	37	4,166
Avista Corporation	21	999
Black Hills Corporation	19	1,435
California Water Service Group	15	796
CenterPoint Energy, Inc.	157	4,738
Chesapeake Utilities Corp.	5	487
Clearway Energy, Inc. - Class A	11	188
Clearway Energy, Inc. - Class C	23	418
CMS Energy Corp.	89	5,703
Connecticut Water Services Inc.	4	273
Consolidated Edison Inc.	102	9,678
Dominion Energy, Inc.	252	20,394
DTE Energy Company	57	7,632
Duke Energy Corporation	228	21,887
Edison International	111	8,359
El Paso Electric Co.	13	844
Entergy Corporation	59	6,985
Evergy, Inc.	76	5,079
Eversource Energy (b)	99	8,500
Exelon Corporation	304	14,686
FirstEnergy Corp.	166	8,030
Hawaiian Electric Industries Inc.	34	1,573
IDACORP Inc.	16	1,781
MDU Resources Group Inc.	62	1,737
MGE Energy, Inc.	11	865
Middlesex Water Co.	5	338
National Fuel Gas Co. (b)	24	1,141
New Jersey Resources Corp.	28	1,280
Nextera Energy Partners, LP (b)	17	917
NextEra Energy, Inc.	150	34,986
NiSource Inc.	117	3,492
Northwest Natural Holding Company	9	652
NorthWestern Corp.	16	1,185
NRG Energy Inc.	84	3,310
OGE Energy Corp.	63	2,863
One Gas, Inc.	17	1,603
Ormat Technologies Inc.	12	875
Otter Tail Corp.	11	608
Pattern Energy Group Inc. - Class A (c)	28	749
Pinnacle West Capital Corp.	35	3,410
PNM Resources, Inc.	25	1,297
Portland General Electric Co.	28	1,574
PPL Corporation	226	7,122
Public Service Enterprise Group Inc.	158	9,827
Sempra Energy	86	12,709
SJW Corp.	8	525
South Jersey Industries Inc.	29	940
Southwest Gas Corp.	17	1,517
Spire, Inc.	16	1,384
Star Group, L.P.	14	133
Terraform Power, Inc. - Class A	20	357
The AES Corporation	208	3,393
The Southern Company	326	20,154
UGI Corp.	65	3,284
Unitil Corp.	5	291
Vistra Energy Corp.	113	3,028
WEC Energy Group Inc.	99	9,395
Xcel Energy Inc. (b)	161	10,482
York Water Co.	4	167
Total Common Stocks (cost $278,660)		319,524
SHORT TERM INVESTMENTS 4.0%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	10,402	10,402
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	2,488	2,488
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	80	80
Total Short Term Investments (cost $12,970)		12,970
Total Investments 102.6% (cost $291,630)		332,494
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (2.6)%		(8,356)
Total Net Assets 100.0%		324,140

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	24	December 2019	1,529	2	40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.1%
Financials 21.8%
Annaly Capital Management, Inc.	469	4,124
Apollo Global Management, LLC	299	11,310
Arthur J Gallagher & Co.	147	13,175
Assurant, Inc.	101	12,686
Athene Holding Ltd - Class A (a)	219	9,232
Comerica Inc.	153	10,127
Discover Financial Services	149	12,105
Element Fleet Management Corp. (b)	644	5,152
Everest Re Group, Ltd.	50	13,418
Hanover Insurance Group Inc.	75	10,223
Huntington Bancshares Inc.	1,013	14,458
Invesco Ltd.	439	7,438
KeyCorp	830	14,810
Lincoln National Corp.	163	9,811
M&T Bank Corporation	64	10,046
NASDAQ Inc.	183	18,163
Northern Trust Corp.	127	11,873
Prosperity Bancshares Inc. (b)	102	7,220
Raymond James Financial Inc.	126	10,396
Reinsurance Group of America Inc.	58	9,218
Signature Bank	94	11,204
State Street Corp.	144	8,539
SunTrust Banks Inc.	226	15,532
TD Ameritrade Holding Corporation	214	10,000
The Hartford Financial Services Group, Inc.	362	21,929
Willis Towers Watson Public Limited Company	42	8,016
Wintrust Financial Corporation	128	8,249
		298,454
Industrials 12.2%
AGCO Corporation	143	10,793
Alaska Air Group, Inc.	79	5,097
Delta Air Lines Inc.	212	12,199
Eaton Corporation Public Limited Company	149	12,402
HD Supply Holdings, Inc (a)	314	12,284
Huntington Ingalls Industries Inc.	32	6,774
ITT Industries Holdings, Inc.	158	9,646
Kansas City Southern	99	13,155
Knight-Swift Transportation Holdings Inc. - Class A	179	6,487
L3Harris Technologies, Inc.	87	18,227
Masco Corp.	241	10,065
Now, Inc. (a)	331	3,798
Owens Corning Inc.	174	11,011
Regal-Beloit Corp.	89	6,497
Sensata Technologies Holding PLC (a)	172	8,622
Stanley Black & Decker Inc.	103	14,933
Stericycle Inc. (a) (b)	95	4,820
		166,810
Information Technology 10.3%
Amdocs Limited	207	13,682
Analog Devices, Inc.	126	14,117
DXC Technology Company	108	3,174
Global Payments Inc.	59	9,435
IPG Photonics Corporation (a)	28	3,782
KBR, Inc.	552	13,542
Keysight Technologies, Inc. (a)	105	10,191
Leidos Holdings Inc.	135	11,563
Marvell Technology Group Ltd	427	10,657
Maxim Integrated Products, Inc.	182	10,559
Motorola Solutions Inc.	74	12,694
NXP Semiconductors N.V.	71	7,732
TE Connectivity Ltd.	87	8,088
Verint Systems Inc. (a)	133	5,678
Zebra Technologies Corp. - Class A (a)	34	7,114
		142,008
Utilities 10.2%
CenterPoint Energy, Inc.	361	10,908
CMS Energy Corp.	234	14,983
Edison International	91	6,895
Eversource Energy	173	14,745
FirstEnergy Corp.	212	10,238
NiSource Inc.	285	8,515
Pinnacle West Capital Corp.	145	14,062
Public Service Enterprise Group Inc.	257	15,971
Sempra Energy	83	12,226
The AES Corporation	525	8,574
The Southern Company	218	13,463
WEC Energy Group Inc.	103	9,772
		140,352
Consumer Discretionary 9.7%
Brunswick Corp.	160	8,345
Dollar Tree Inc. (a)	94	10,770
Harley-Davidson Inc.	158	5,685
Lear Corp.	63	7,466
LKQ Corp. (a)	304	9,562
Marriott International Inc. - Class A	72	8,958
Mohawk Industries Inc. (a)	40	4,966
Newell Brands Inc.	405	7,590
PVH Corp.	74	6,500
Royal Caribbean Cruises Ltd.	89	9,590
Skechers U.S.A. Inc. - Class A (a)	208	7,786
The Wendy's Company	349	6,968
Toll Brothers Inc.	325	13,334
Tractor Supply Co.	50	4,490
Urban Outfitters Inc. (a)	165	4,636
Whirlpool Corp.	65	10,364
Wyndham Hotels & Resorts, Inc.	110	5,677
		132,687
Real Estate 7.8%
Brixmor Property Group Inc.	499	10,117
EPR Properties	138	10,610
Life Storage Inc.	151	15,907
Medical Properties Trust, Inc.	524	10,248
Mid-America Apartment Communities, Inc.	103	13,329
Spirit Realty Capital, Inc.	155	7,436
Sun Communities Inc.	93	13,821
VICI Properties Inc.	514	11,639
W.P. Carey Inc.	157	14,093
		107,200
Materials 7.2%
Axalta Coating Systems Ltd. (a)	377	11,363
Berry Global Group, Inc. (a)	169	6,632
Celanese Corp. - Class A	79	9,658
Eastman Chemical Co.	147	10,820
FMC Corp.	135	11,841
Graphic Packaging Holding Co.	753	11,113
PPG Industries Inc.	98	11,632
Univar Inc. (a)	420	8,710
Vulcan Materials Co.	64	9,745
Westrock Company, Inc.	190	6,940
		98,454
Health Care 6.5%
AmerisourceBergen Corporation	110	9,067
Change Healthcare Inc. (a)	326	3,937
Elanco Animal Health (a)	218	5,785
Envista Holdings Corporation (a)	77	2,145
Laboratory Corporation of America Holdings (a)	20	3,298
Mylan Holdings Ltd. (a)	219	4,335
PerkinElmer Inc.	90	7,663
PRA Health Sciences, Inc. (a)	54	5,348
Premier Healthcare Solutions, Inc. - Class A (a)	261	7,561
Quest Diagnostics Incorporated	102	10,969
Universal Health Services Inc. - Class B	92	13,735
Zimmer Biomet Holdings, Inc.	112	15,419
		89,262
Consumer Staples 6.2%
Archer-Daniels-Midland Company	278	11,401
BJ's Wholesale Club Holdings, Inc. (a)	129	3,329
Coca-Cola European Partners PLC (c)	161	8,947
Energizer Holdings, Inc. (b)	157	6,827
Ingredion Inc.	78	6,343
JM Smucker Co.	83	9,087
Kellogg Co.	117	7,519
Molson Coors Brewing Company - Class B	86	4,943

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Post Holdings Inc. (a)	44	4,711
Sanderson Farms Inc.	51	7,766
The Kroger Co.	395	10,177
Treehouse Foods, Inc. (a)	70	3,890
		84,940
Energy 6.0%
Cabot Oil & Gas Corp.	387	6,793
Diamondback Energy, Inc.	29	2,567
Equitrans Midstream Corp.	255	3,711
Frank's International N.V. (a)	651	3,090
Halliburton Co.	140	2,635
Hess Corporation	154	9,338
Marathon Petroleum Corporation	207	12,561
Patterson-UTI Energy Inc.	472	4,039
Pioneer Natural Resources Co.	91	11,416
Plains GP Holdings, L.P. - Class A (a)	563	11,950
Targa Resources Corp.	185	7,439
WPX Energy, Inc. (a)	717	7,598
		83,137
Communication Services 1.2%
Altice USA, Inc. - Class A (a)	272	7,799
Electronic Arts Inc. (a)	84	8,242
		16,041
Total Common Stocks (cost $1,256,583)		1,359,345
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	10,818	10,818
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	6,324	6,324
Total Short Term Investments (cost $17,142)		17,142
Total Investments 100.4% (cost $1,273,725)		1,376,487
Other Assets and Liabilities, Net (0.4)%		(5,306)
Total Net Assets 100.0%		1,371,181

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.7%
Health Care 22.2%
Amgen Inc.	73	14,195
Biogen Inc. (a)	59	13,650
Bristol-Myers Squibb Co.	282	14,315
Cerner Corp.	104	7,118
Gilead Sciences Inc.	204	12,918
Medtronic Public Limited Company	135	14,663
Merck & Co., Inc.	86	7,255
Pfizer Inc.	193	6,925
UnitedHealth Group Incorporated	57	12,498
Veeva Systems Inc. - Class A (a)	50	7,629
Zimmer Biomet Holdings, Inc.	109	14,953
		126,119
Information Technology 18.1%
Applied Materials, Inc.	157	7,814
Blackbaud, Inc.	82	7,423
Guidewire Software, Inc. (a)	132	13,945
Intel Corp.	279	14,385
KLA-Tencor Corp.	60	9,539
Microchip Technology Incorporated (b)	154	14,264
Microsoft Corp.	53	7,357
Salesforce.Com, Inc. (a)	89	13,281
ServiceNow, Inc. (a)	28	7,151
Western Union Co. (b)	337	7,800
		102,959
Financials 12.5%
Berkshire Hathaway Inc. - Class B (a)	34	7,111
BlackRock, Inc.	31	13,913
Charles Schwab Corp.	333	13,922
State Street Corp.	241	14,283
T. Rowe Price Group, Inc.	63	7,160
Wells Fargo & Co.	293	14,775
		71,164
Industrials 11.2%
Caterpillar Inc.	105	13,209
Emerson Electric Co.	215	14,372
General Dynamics Corp.	77	13,999
Raytheon Co.	37	7,358
United Technologies Corp.	105	14,343
		63,281
Consumer Discretionary 11.1%
Amazon.com, Inc. (a)	8	13,122
Domino's Pizza, Inc.	29	7,017
Harley-Davidson Inc. (b)	187	6,741
McDonald's Corporation	34	7,358
Nike Inc. - Class B	164	15,359
Polaris Industries Inc.	153	13,452
		63,049
Consumer Staples 8.9%
Altria Group, Inc.	161	6,597
Campbell Soup Co.	167	7,840
General Mills Inc.	129	7,121
Kellogg Co.	234	15,081
Philip Morris International Inc.	181	13,755
		50,394
Communication Services 6.1%
Alphabet Inc. - Class A (a)	6	7,420
Comcast Corporation - Class A	159	7,166
Facebook, Inc. - Class A (a)	74	13,103
John Wiley & Sons Inc. - Class A	156	6,835
		34,524
Energy 4.6%
Cheniere Energy, Inc. (a)	212	13,373
Core Laboratories N.V.	273	12,727
		26,100
Utilities 2.6%
Dominion Energy, Inc.	178	14,448
Materials 2.4%
Compass Minerals International, Inc.	244	13,781
Total Common Stocks (cost $539,334)		565,819
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	4,012	4,012
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	2,508	2,508
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	225	224
Total Short Term Investments (cost $6,744)		6,744
Total Investments 100.9% (cost $546,078)		572,563
Other Derivative Instruments 0.0%		22
Other Assets and Liabilities, Net (0.9)%		(5,112)
Total Net Assets 100.0%		567,473

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	15	December 2019	2,251	22	(17)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.9%
U.S. Treasury Note 19.1%
Treasury, United States Department of
1.38%, 01/15/20	20,045	20,014
2.00%, 01/31/20 - 01/15/21	47,725	47,753
2.88%, 05/31/25 - 08/15/28	36,045	38,909
1.63%, 02/15/26	10,635	10,640
2.75%, 02/15/28	45,580	49,490
		166,806
Mortgage-Backed Securities 17.1%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 10/15/32 (a)	4,195	4,231
TBA, 4.50%, 10/15/46 (a)	4,115	4,333
TBA, 3.00%, 10/15/47 (a)	32,460	32,950
TBA, 4.00%, 10/15/47 (a)	23,015	23,881
TBA, 3.50%, 10/15/48 (a)	31,800	32,620
Government National Mortgage Association
TBA, 3.00%, 10/15/47 (a)	5,135	5,270
TBA, 3.50%, 10/15/47 (a)	15,095	15,638
TBA, 4.00%, 10/15/47 (a)	29,150	30,311
		149,234
U.S. Treasury Inflation Indexed Securities 9.2%
Treasury, United States Department of
0.13%, 04/15/21 (b)	54,517	53,929
3.38%, 04/15/32 (b)	4,474	6,188
1.00%, 02/15/46 - 02/15/48 (b)	17,529	19,674
		79,791
Collateralized Mortgage Obligations 7.0%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 4.67%, (1M USD LIBOR + 2.65%), 12/26/29 (c)	3,541	3,633
Series 2017-M2-DNA1, REMIC, 5.27%, (1M USD LIBOR + 3.25%), 07/25/29 (c)	1,810	1,894
Series 2017-M2-DNA2, REMIC, 5.47%, (1M USD LIBOR + 3.45%), 10/25/29 (c)	4,960	5,236
Series 2017-M2-DNA3, REMIC, 4.52%, (1M USD LIBOR + 2.50%), 03/25/30 (c)	5,672	5,798
Series 2018-M2-HQA1, REMIC, 4.32%, (1M USD LIBOR + 2.30%), 09/25/30 (c)	2,810	2,840
Interest Only, Series SP-4150, REMIC, 4.12%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (c)	3,681	684
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 5.67%, (1M USD LIBOR + 3.65%), 09/25/29 (c) (d)	5,574	5,850
Series 2017-1M2-C03, REMIC, 5.02%, (1M USD LIBOR + 3.00%), 10/25/29 (c)	4,440	4,617
Series 2017-1M2-C06, REMIC, 4.67%, (1M USD LIBOR + 2.65%), 02/25/30 (c)	5,350	5,465
Series 2017-2M2-C06, REMIC, 4.82%, (1M USD LIBOR + 2.80%), 02/25/30 (c)	6,435	6,553
Series 2017-1M2-C07, REMIC, 4.42%, (1M USD LIBOR + 2.40%), 05/28/30 (c)	915	927
Series 2017-2M2-C07, REMIC, 4.52%, (1M USD LIBOR + 2.50%), 05/28/30 (c)	4,260	4,329
Series 2018-1M2-C01, REMIC, 4.27%, (1M USD LIBOR + 2.25%), 07/25/30 (c)	3,140	3,175
Series 2018-2M2-C02, REMIC, 4.22%, (1M USD LIBOR + 2.20%), 08/26/30 (c)	4,340	4,373
Series 2018-1M2-C05, REMIC, 4.37%, (1M USD LIBOR + 2.35%), 01/27/31 (c) (d)	3,900	3,950
Interest Only, Series 2018-ST-18, REMIC, 4.08%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (c)	5,853	1,100
Interest Only, Series 2016-HS-31, REMIC, 3.98%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (c)	4,075	694
		61,118
U.S. Treasury Bond 3.9%
Treasury, United States Department of
2.75%, 08/15/42	27,945	31,399
2.25%, 08/15/46	2,615	2,684
		34,083
Sovereign 2.4%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	200	196
Angola Government International Bond
8.25%, 05/09/28 (e)	200	207
Angola, Government of
9.38%, 05/08/48 (e)	202	213
Banque Centrale De Tunisie
5.75%, 01/30/25 (e)	200	179
Cabinet of Ministers of Ukraine
7.75%, 09/01/26 - 09/01/27 (e)	600	628
9.75%, 11/01/28 (e)	200	231
7.38%, 09/25/32 (e)	290	294
Dominican Republic International Bond
6.00%, 07/19/28 (e)	150	164
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	100	119
El Salvador Government International Bond
7.75%, 01/24/23 (e)	310	339
European Financial Stability Facility
0.88%, 04/10/35, EUR (e)	3,190	3,922
Gemeinsame Deutsche Bundeslaender
0.75%, 09/25/28, EUR	1,275	1,518
Ghana, Government of
10.75%, 10/14/30 (e)	380	482
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (d)	536	537
Gobierno de la Republica del Ecuador
9.63%, 06/02/27 (e)	200	208
7.88%, 01/23/28 (e)	350	332
9.50%, 03/27/30 (e)	200	201
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 10/12/10	410	472
Government of the Republic of Panama
3.16%, 01/23/30	429	443
Government of the Republic of Trinidad and Tobago
4.50%, 08/04/26 (d)	360	374
Government of the Sultanate of Oman
6.00%, 08/01/29 (e)	200	198
6.75%, 01/17/48 (e)	319	301
Kenya, Government of
8.00%, 05/22/32 (e)	200	209
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (e)	200	227
Nigeria, Federal Government of
8.75%, 01/21/31 (e)	228	256
7.88%, 02/16/32 (e)	400	420
People's Government of Inner Mongolia Autonomous Region
5.63%, 05/01/23 (e)	280	282
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (e) (f) (g) (h) (i)	6,339	512
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (e)	1,241	1,218
Presidencia De La Nacion
4.63%, 01/11/23	270	112
8.28%, 12/31/33	1,136	552
3.75%, 12/31/38 (j)	170	67
Presidencia de la Republica de Colombia
7.38%, 09/18/37	240	341
5.00%, 06/15/45	268	313
Presidencia de la Republica de El Salvador
7.12%, 01/20/50 (e)	151	154
Presidencia de la Republica Dominicana
6.85%, 01/27/45 (e)	392	439
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (e) (f) (g) (h) (i)	1,719	180
Russia Federal Bond
4.25%, 06/23/27 (e)	400	426
Senegal, Government of
6.75%, 03/13/48 (e)	230	221
South Africa, Parliament of
4.85%, 09/30/29	264	264

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
5.88%, 06/22/30	276	295
The Arab Republic of Egypt
7.60%, 03/01/29 (e)	200	212
8.50%, 01/31/47 (e)	280	296
8.70%, 03/01/49 (e)	200	215
The Democratic Socialist Republic of Sri Lanka
6.25%, 07/27/21 (e)	200	203
6.75%, 04/18/28 (e)	480	458
7.85%, 03/14/29 (e)	347	349
The Government of the Republic of Armenia
3.95%, 09/26/29 (e)	200	196
The Republic of Uzbekistan
5.38%, 02/20/29 (e)	200	221
The State of Qatar
4.82%, 03/14/49 (e)	324	401
Turkiye Cumhuriyeti Basbakanlik
6.00%, 03/25/27	585	576
		21,173
U.S. Government Agency Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2017-2M2-C04, 4.87%, (1M USD LIBOR + 2.85%), 11/26/29 (c) (k)	1,553	1,599
Total Government And Agency Obligations (cost $508,815)		513,804
CORPORATE BONDS AND NOTES 44.5%
Financials 12.7%
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,857
African Export-Import Bank
3.99%, 09/21/29 (d)	200	200
Ally Financial Inc.
4.13%, 02/13/22	225	231
Aluminum Corporation of China Limited
4.25%, 04/21/22 (e)	200	202
American Express Company
2.76%, 05/20/22	945	948
Antero Resources Finance Corporation
5.38%, 11/01/21	225	218
Ardagh Packaging Finance Public Limited Company
4.25%, 09/15/22 (d)	555	563
6.00%, 02/15/25 (d)	1,515	1,584
AXA Equitable Holdings, Inc.
5.00%, 04/20/48	2,115	2,285
Banco Santander, S.A.
3.80%, 02/23/28	1,805	1,891
Bank of America Corporation
2.74%, 01/23/22	1,975	1,988
3.71%, 04/24/28	2,995	3,186
3.97%, 03/05/29	2,420	2,622
Biz Finance PLC
9.63%, 04/27/22 (d)	140	146
Capital One Financial Corporation
3.05%, (3M USD LIBOR + 0.95%), 03/09/22 (c)	1,730	1,742
CDW Finance Corporation
5.00%, 09/01/23	490	503
Citigroup Inc.
3.24%, (3M USD LIBOR + 0.96%), 04/25/22 (c)	1,715	1,733
3.89%, 01/10/28 (c)	4,115	4,408
3.52%, 10/27/28	1,385	1,450
Colfax Corporation
6.00%, 02/15/24 (d)	500	530
Commonwealth Bank of Australia
3.74%, 09/12/39 (d)	3,720	3,707
Commscope Finance LLC
5.50%, 03/01/24 (d)	500	514
8.25%, 03/01/27 (d) (l)	750	731
Development Bank of Mongolia LLC
7.25%, 10/23/23 (e)	200	208
Diamond Finance International Limited
5.88%, 06/15/21 (d)	150	152
5.45%, 06/15/23 (d)	4,630	5,039
6.02%, 06/15/26 (d)	2,865	3,222
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,335	2,509
GTCR AP Finance Inc
8.00%, 05/15/27 (d)	215	222
GTLK Europe Capital Designated Activity Company
4.95%, 02/18/26 (e)	273	275
Huarong Finance 2017 Co., Ltd.
4.00%, (callable at 100 beginning 11/07/22) (e) (m)	200	199
HUB International Limited
7.00%, 05/01/26 (d)	1,215	1,251
International Bank for Reconstruction and Development
0.25%, 05/21/29, EUR	640	735
0.50%, 06/21/35, EUR	640	749
JPMorgan Chase & Co.
2.76%, (3M USD LIBOR + 0.61%), 06/18/22 (c)	1,605	1,614
3.88%, 07/24/38 (c)	1,730	1,911
Level 3 Financing, Inc.
5.38%, 01/15/24	750	765
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (d)	555	571
LPL Holdings, Inc.
5.75%, 09/15/25 (d)	1,350	1,404
Morgan Stanley
5.91%, (callable at 100 beginning 01/15/20) (m)	1,405	1,415
3.21%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	1,935	1,947
3.59%, 07/22/28 (c)	5,055	5,334
MSCI Inc.
5.25%, 11/15/24 (d)	490	506
Nationwide Building Society
4.30%, 03/08/29 (d)	1,135	1,214
Nederlandse Waterschapsbank N.V.
0.50%, 04/29/30, EUR (e)	1,300	1,506
1.25%, 05/27/36, EUR (e)	1,145	1,473
Nielsen Finance LLC
5.00%, 04/15/22 (d)	1,470	1,478
NRW Bank
1.20%, 03/28/39, EUR	1,275	1,637
OUTFRONT Media Capital Corporation
5.00%, 08/15/27 (d)	92	97
OUTFRONT Media Capital LLC
5.88%, 03/15/25	580	598
QNB Finansbank Anonim Sirketi
6.88%, 09/07/24 (d)	248	257
Rassman, Joel H.
5.88%, 02/15/22	320	341
4.35%, 02/15/28	215	222
Resideo Funding Inc.
6.13%, 11/01/26 (d)	330	349
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	2,970	2,982
SLM Corporation
7.25%, 01/25/22	500	540
5.50%, 01/25/23	455	472
Springleaf Finance Corporation
6.13%, 05/15/22	1,500	1,612
5.63%, 03/15/23 (l)	345	370
Starwood Property Trust, Inc.
3.63%, 02/01/21	250	252
Suzano Austria GmbH
5.00%, 01/15/30	200	201
Synchrony Financial
2.85%, 07/25/22	5,355	5,403
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (d)	215	234
The Goldman Sachs Group, Inc.
3.04%, (3M USD LIBOR + 0.78%), 10/31/22 (c)	2,655	2,663
3.69%, 06/05/28 (c)	2,910	3,055
3.81%, 04/23/29	5,065	5,374
4.02%, 10/31/38	1,090	1,172
5.15%, 05/22/45	1,140	1,354
The Nielsen Company (Luxembourg) S.A R.L.
5.50%, 10/01/21 (d)	340	341

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Turkiye Ihracat Kredi Bankasi A.S.
6.13%, 05/03/24 (e)	350	342
UnitedHealth Group Incorporated
3.88%, 08/15/59	2,725	2,886
VEB Finance Public Limited Company
6.03%, 07/05/22 (e)	380	408
VICI Properties 1 LLC
8.00%, 10/15/23	200	219
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (d)	400	420
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (d)	3,890	3,906
Wells Fargo & Company
3.11%, (3M USD LIBOR + 0.93%), 02/11/22 (c)	1,715	1,725
		110,370
Energy 6.9%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (d)	390	455
Antero Resources Corporation
5.13%, 12/01/22	350	307
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (d)	459	459
7.00%, 11/01/26 (d)	1,030	860
Canadian Natural Resources Limited
6.25%, 03/15/38	1,620	2,063
4.95%, 06/01/47	1,450	1,714
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	950	1,102
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	490	545
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	750	780
Chesapeake Energy Corporation
5.75%, 03/15/23	250	192
8.00%, 03/15/26 (d)	1,295	885
8.00%, 06/15/27 (l)	275	185
Concho Resources Inc.
4.88%, 10/01/47	2,075	2,370
Crestwood Midstream Partners LP
6.25%, 04/01/23 (j)	610	625
5.75%, 04/01/25	110	114
5.63%, 05/01/27 (d)	115	118
CrownRock, L.P.
5.63%, 10/15/25 (d)	1,075	1,083
DCP Midstream Operating, LP
5.60%, 04/01/44	290	273
DCP Midstream, LLC
5.35%, 03/15/20 (d)	500	505
DCP Midstream, LP
5.85%, 05/21/43 (c) (d)	1,015	923
Empresa Nacional del Petroleo
4.38%, 10/30/24 (e)	200	213
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (m)	3,465	3,277
5.80%, 06/15/38	2,335	2,675
Energy Transfer Operating, L.P.
6.25%, 04/15/49	2,260	2,746
Gaz Capital S.A.
5.15%, 02/11/26 (e) (i)	305	331
Genesis Energy, L.P.
6.00%, 05/15/23	575	577
6.25%, 05/15/26	705	680
JSC National Company 'KazMunayGas'
5.38%, 04/24/30 (d)	559	627
5.75%, 04/19/47 (d)	200	235
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	2,998
Kinder Morgan, Inc.
5.55%, 06/01/45	3,290	3,883
Marathon Oil Corporation
4.40%, 07/15/27	2,820	3,008
Matador Resources Company
5.88%, 09/15/26	340	341
MPLX LP
3.00%, (3M USD LIBOR + 0.90%), 09/09/21 (c)	2,145	2,158
4.70%, 04/15/48	2,810	2,937
NuStar Logistics, L.P.
4.80%, 09/01/20	250	254
4.75%, 02/01/22	950	971
Oasis Petroleum Inc.
6.88%, 03/15/22	340	320
Occidental Petroleum Corporation
3.64%, 08/15/22	1,925	1,938
3.20%, 08/15/26	3,065	3,089
3.50%, 08/15/29	3,105	3,147
Parsley Energy, LLC
5.25%, 08/15/25 (d)	340	345
PDC Energy, Inc.
5.75%, 05/15/26	350	345
Petrobras Global Finance B.V.
6.90%, 03/19/49	316	363
Petroleos Mexicanos
6.84%, 01/23/30 (d)	37	38
6.50%, 06/02/41	440	421
6.35%, 02/12/48	203	187
7.69%, 01/23/50 (d)	55	57
Precision Drilling Corporation
5.25%, 11/15/24	570	506
PT Pertamina (Persero)
3.65%, 07/30/29 (d)	210	216
Range Resources Corporation
5.00%, 08/15/22	500	469
Rio Energy S.A.
6.88%, 02/01/25 (d)	150	71
Rose Rock Midstream, L.P.
5.63%, 11/15/23	270	277
Saudi Arabian Oil Company
4.25%, 04/16/39 (d)	374	404
Sinopec Group Overseas Development (2018) Limited
2.50%, 08/08/24 (d)	228	228
SM Energy Company
5.00%, 01/15/24	520	465
Summit Midstream Holdings, LLC
5.50%, 08/15/22	335	308
5.75%, 04/15/25	250	212
Targa Resource Corporation
5.25%, 05/01/23	590	596
4.25%, 11/15/23	1,100	1,108
5.13%, 02/01/25	50	52
5.88%, 04/15/26	45	48
5.38%, 02/01/27	50	52
6.50%, 07/15/27 (d)	45	49
5.00%, 01/15/28	50	51
6.88%, 01/15/29 (d)	45	49
The Oil And Gas Holding Company B.S.C.
8.38%, 11/07/28 (d)	200	234
Whiting Petroleum Corporation
5.75%, 03/15/21	750	715
WPX Energy, Inc.
5.25%, 09/15/24 (l)	375	384
5.75%, 06/01/26	110	113
		60,326
Communication Services 5.5%
Altice France
7.38%, 05/01/26 (d)	1,570	1,685
Altice Luxembourg Fr SA
8.13%, 02/01/27 (d)	375	414
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (l)	240	218
AMC Networks, Inc.
5.00%, 04/01/24	1,020	1,050
4.75%, 08/01/25	215	222
AT&T Inc.
4.35%, 06/15/45	770	811
5.45%, 03/01/47	3,565	4,304
4.50%, 03/09/48	2,700	2,901

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CCO Holdings, LLC
5.25%, 09/30/22	340	344
5.13%, 05/01/23 (d)	2,000	2,050
5.75%, 02/15/26 (d)	160	169
5.00%, 02/01/28 (d)	385	399
CenturyLink, Inc.
6.45%, 06/15/21	590	621
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (d)	908	948
Comcast Corporation
4.00%, 08/15/47	1,595	1,762
4.95%, 10/15/58	3,320	4,240
CSC Holdings, LLC
6.75%, 11/15/21	365	394
5.13%, 12/15/21 (d)	1,200	1,200
5.38%, 07/15/23 (d)	260	267
5.50%, 05/15/26 (d)	1,000	1,053
5.75%, 01/15/30 (d)	215	225
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (d)	215	225
DISH DBS Corporation
6.75%, 06/01/21	990	1,042
Embarq Corporation
8.00%, 06/01/36	260	257
Frontier Communications Corporation
11.00%, 09/15/25	950	430
8.00%, 04/01/27 (d)	1,250	1,321
Gannett Co., Inc.
5.13%, 10/15/19	480	480
Gray Escrow, Inc.
7.00%, 05/15/27 (d)	205	225
Iheartcommunications, Inc.
6.38%, 05/01/26	530	574
8.38%, 05/01/27 (l)	125	135
5.25%, 08/15/27 (d)	215	224
Intelsat Jackson Holdings S.A.
9.50%, 09/30/22 (d)	250	291
5.50%, 08/01/23	1,500	1,403
Liquid Telecommunications Financing PLC
8.50%, 07/13/22 (e)	200	197
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (d)	1,050	1,089
Netflix, Inc.
5.88%, 11/15/28	630	685
6.38%, 05/15/29 (d)	100	111
5.38%, 11/15/29 (d)	315	329
Nexstar Escrow Inc.
5.63%, 07/15/27 (d)	215	225
Qwest Corporation
6.75%, 12/01/21	670	724
Sinclair Television Group, Inc.
5.13%, 02/15/27 (d)	220	222
Sirius XM Radio Inc.
4.63%, 05/15/23 - 07/15/24 (d)	735	756
5.38%, 04/15/25 - 07/15/26 (d)	660	692
5.00%, 08/01/27 (d)	110	114
5.50%, 07/01/29 (d)	1,015	1,083
Sprint Communications, Inc.
6.00%, 11/15/22	810	858
Sprint Corporation
7.25%, 09/15/21	500	534
7.63%, 03/01/26	1,940	2,145
T-Mobile USA, Inc.
4.00%, 04/15/22	225	232
6.00%, 03/01/23	1,200	1,222
Verizon Communications Inc.
4.52%, 09/15/48	2,970	3,506
Zayo Group, LLC
6.00%, 04/01/23	540	555
6.38%, 05/15/25	375	387
		47,550
Consumer Discretionary 3.5%
Altice S.A.
7.75%, 05/15/22 (d)	392	400
AMC Entertainment Inc.
5.75%, 06/15/25 (l)	550	525
Aramark Services, Inc.
5.13%, 01/15/24	480	496
5.00%, 02/01/28 (d)	210	219
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (d)	1,220	1,259
Boyd Gaming Corporation
6.38%, 04/01/26	955	1,013
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	820	859
5.25%, 07/15/29 (d)	205	220
Churchill Downs Incorporated
5.50%, 04/01/27 (d)	330	346
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (d)	750	767
Daimler Finance North America LLC
3.06%, 02/15/22 (d)	1,605	1,613
Eldorado Resorts, Inc.
6.00%, 09/15/26	250	274
Gray Television, Inc.
5.13%, 10/15/24 (d)	500	518
HD Supply, Inc.
5.38%, 10/15/26 (d)	205	217
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	330	347
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	240	247
IAA Spinco Inc.
5.50%, 06/15/27 (d)	1,330	1,412
Jeld-Wen, Inc.
4.63%, 12/15/25 (d)	175	176
KAR Auction Services, Inc.
5.13%, 06/01/25 (d)	1,215	1,260
KFC Holding Co.
5.25%, 06/01/26 (d)	1,010	1,068
Lamar Media Corp.
5.00%, 05/01/23	250	255
5.75%, 02/01/26	210	222
Lennar Corporation
5.38%, 10/01/22	540	578
4.88%, 12/15/23	1,000	1,065
LKQ Corporation
4.75%, 05/15/23	340	345
Masonite International Corporation
5.38%, 02/01/28 (d)	215	225
Meritage Homes Corporation
7.15%, 04/15/20	215	220
MGM Resorts International
6.63%, 12/15/21	1,665	1,805
NCL Corporation Ltd.
4.75%, 12/15/21 (d)	715	728
Netflix, Inc.
5.50%, 02/15/22	490	520
Next Holdings Limited
3.63%, 05/18/28, GBP (e)	300	392
Nielsen Finance LLC
4.50%, 10/01/20	250	251
Penske Automotive Group, Inc.
3.75%, 08/15/20	345	347
5.75%, 10/01/22	250	253
5.50%, 05/15/26	215	225
Restaurant Brands International Limited Partnership
4.63%, 01/15/22 (d)	105	105
4.25%, 05/15/24 (d)	1,050	1,080
5.00%, 10/15/25 (d)	215	223
Scientific Games International, Inc.
8.25%, 03/15/26 (d)	750	798
Service Corporation International
5.38%, 05/15/24	480	495
Six Flags Operations Inc.
4.88%, 07/31/24 (d)	1,050	1,088
Staples, Inc.
7.50%, 04/15/26 (d)	2,000	2,059
10.75%, 04/15/27 (d)	1,000	1,033

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Station Casinos LLC
5.00%, 10/01/25 (d)	220	223
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (d)	430	458
5.88%, 06/15/27 (d)	170	186
The ServiceMaster Company, LLC
5.13%, 11/15/24 (d)	585	610
The William Carter Company
5.63%, 03/15/27 (d)	540	579
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	1,235	1,297
		30,901
Health Care 3.1%
AbbVie Inc.
4.70%, 05/14/45	2,630	2,815
Avantor, Inc.
6.00%, 10/01/24 (d)	500	536
9.00%, 10/01/25 (d)	1,000	1,124
Bausch Health Companies Inc.
6.50%, 03/15/22 (d)	435	450
5.88%, 05/15/23 (d)	1,275	1,293
Centene Corporation
4.75%, 05/15/22	750	766
Cigna Holding Company
4.80%, 08/15/38 (i)	2,465	2,770
CVS Health Corporation
5.05%, 03/25/48	2,975	3,386
HCA Inc.
5.25%, 04/15/25 - 06/15/49	4,340	4,784
7.69%, 06/15/25	1,350	1,633
5.63%, 09/01/28	160	179
5.88%, 02/01/29	155	174
4.13%, 06/15/29	2,160	2,269
IQVIA Inc.
5.00%, 10/15/26 (d)	500	525
Mednax, Inc.
6.25%, 01/15/27 (d)	250	248
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (d) (l)	500	462
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (d)	500	489
Tenet Healthcare Corporation
8.13%, 04/01/22	705	763
6.75%, 06/15/23 (l)	1,000	1,051
WellCare Health Plans, Inc.
5.25%, 04/01/25	165	172
5.38%, 08/15/26 (d)	650	694
		26,583
Information Technology 2.7%
Amkor Technology Inc.
6.63%, 09/15/27 (d)	1,000	1,093
Apple Inc.
4.65%, 02/23/46	2,605	3,280
CDK Global, Inc.
5.88%, 06/15/26	160	171
4.88%, 06/01/27	530	553
CDW Finance Corporation
5.00%, 09/01/25	330	344
CommScope Holding Company, Inc.
6.00%, 06/15/25 (d)	530	479
CommScope Technologies LLC
5.00%, 03/15/27 (d)	1,000	826
Commscope, Inc.
5.00%, 06/15/21 (d)	236	236
5.50%, 06/15/24 (d)	375	353
Gartner, Inc.
5.13%, 04/01/25 (d)	330	346
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (d)	335	353
Hewlett Packard Enterprise Company
3.60%, 10/15/20	1,375	1,393
Inception Merger Sub, Inc.
8.63%, 11/15/24 (d) (l)	500	461
International Business Machines Corporation
4.15%, 05/15/39	3,135	3,581
4.25%, 05/15/49	3,120	3,602
J2 Cloud Services, LLC
6.00%, 07/15/25 (d)	580	613
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	3,097
Nuance Communications, Inc.
6.00%, 07/01/24	810	846
NXP B.V.
4.13%, 06/01/21 (d)	500	513
Open Text Corp
5.63%, 01/15/23 (d)	335	343
5.88%, 06/01/26 (d)	575	614
Symantec Corporation
5.00%, 04/15/25 (d)	335	340
Western Digital Corporation
4.75%, 02/15/26	270	278
		23,715
Industrials 2.6%
Arconic Inc.
6.15%, 08/15/20	220	227
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	2,700	2,774
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (d)	830	873
Beacon Roofing Supply, Inc.
6.38%, 10/01/23	220	227
4.88%, 11/01/25 (d)	1,230	1,207
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (m)	2,806	2,662
Harsco Corporation
5.75%, 07/31/27 (d)	750	781
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (d)	750	781
7.13%, 08/01/26 (d) (l)	215	224
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (e)	200	195
Jeld-Wen, Inc.
4.88%, 12/15/27 (d)	405	403
Masonite International Corporation
5.75%, 09/15/26 (d)	995	1,053
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d)	465	468
5.25%, 08/15/22 (d)	1,500	1,585
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (d)	1,073	1,128
5.75%, 04/15/26 (d) (l)	635	661
R. R. Donnelley & Sons Company
7.63%, 06/15/20	255	261
Rassman, Joel H.
4.38%, 04/15/23	520	544
RBS Global, Inc.
4.88%, 12/15/25 (d)	250	258
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (d)	330	344
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (d)	720	768
SPX Flow, Inc.
5.88%, 08/15/26 (d)	325	340
Terex Corporation
5.63%, 02/01/25 (d)	340	349
The ADT Security Corporation
6.25%, 10/15/21	325	346
4.88%, 07/15/32 (d)	650	573
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (d) (l)	250	247
TransDigm Inc.
6.25%, 03/15/26 (d)	1,455	1,563
6.38%, 06/15/26	1,000	1,052
7.50%, 03/15/27	205	223
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	200	206

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
United Rentals (North America), Inc.
5.25%, 01/15/30	215	226
ZLS Prestigia Ltd
5.00%, 11/01/22 (d)	480	512
		23,061
Consumer Staples 2.6%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,290
4.75%, 04/15/58	3,330	3,893
5.80%, 01/23/59	2,285	3,098
BAT Capital Corp.
4.54%, 08/15/47	2,560	2,447
Cencosud S.A.
4.38%, 07/17/27 (e)	200	200
4.38%, 07/17/27 (d)	200	200
Darling Ingredients Inc.
5.25%, 04/15/27 (d)	330	347
Edgewell Personal Care Company
4.70%, 05/24/22	530	547
Energizer Holdings, Inc.
7.75%, 01/15/27 (d)	1,205	1,341
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (d)	2,880	3,077
Post Holdings, Inc.
5.50%, 03/01/25 (d)	530	555
5.63%, 01/15/28 (d)	215	228
Spectrum Brands, Inc.
5.75%, 07/15/25	995	1,037
The Kroger Co.
5.40%, 01/15/49	545	644
Walmart Inc.
3.25%, 07/08/29	2,660	2,873
		22,777
Materials 2.2%
Anglo American Capital PLC
4.50%, 03/15/28 (d)	1,665	1,768
Ball Corporation
4.38%, 12/15/20	490	501
Berry Global, Inc.
5.50%, 05/15/22	470	477
5.13%, 07/15/23	490	502
Big River Steel LLC
7.25%, 09/01/25 (d)	620	657
CF Industries, Inc.
5.38%, 03/15/44	375	378
China Minmetals Corporation
3.75%, (callable at 100 beginning 11/13/22) (e) (m)	594	595
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (d)	500	473
CNAC HK Synbridge Co. Ltd.
5.13%, 03/14/28 (e)	200	225
Crown Americas LLC
4.50%, 01/15/23	490	515
CSN Resources S.A.
7.63%, 04/17/26 (d)	272	282
DuPont de Nemours, Inc
4.73%, 11/15/28	1,090	1,246
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (d)	875	898
5.13%, 05/15/24 (d)	330	343
Freeport-McMoRan Inc.
3.88%, 03/15/23	815	821
5.45%, 03/15/43	1,200	1,080
Fresenius Medical Care Holdings, Inc.
5.13%, 10/01/21 (d)	303	315
Graphic Packaging International, LLC
4.75%, 04/15/21	225	232
Hudbay Minerals Inc.
7.25%, 01/15/23 (d)	435	450
7.63%, 01/15/25 (d)	240	244
INEOS Group Holdings SA
5.63%, 08/01/24 (d) (l)	500	515
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (d)	490	506
NOVA Chemicals Corporation
5.25%, 08/01/23 (d)	340	344
4.88%, 06/01/24 (d)	1,050	1,078
Novelis Corporation
6.25%, 08/15/24 (d)	490	514
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 (d)	470	486
Platform Specialty Products Corporation
5.88%, 12/01/25 (d)	330	345
PT Indonesia Asahan Aluminium (Persero)
6.76%, 11/15/48 (e)	600	786
Reynolds Group Holdings Inc.
6.88%, 02/15/21	336	337
5.13%, 07/15/23 (d)	455	467
Rusal Capital Designated Activity Company
5.13%, 02/02/22 (e)	200	204
Sealed Air Corporation
4.88%, 12/01/22 (d)	440	462
5.50%, 09/15/25 (d)	325	351
Silgan Holdings Inc.
4.75%, 03/15/25	340	348
Steel Dynamics, Inc.
5.25%, 04/15/23	240	244
		18,989
Utilities 1.7%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (d)	197	243
Agua Y Saneamientos Argentinos S.A.
6.63%, 02/01/23 (e)	210	70
Calpine Corporation
6.00%, 01/15/22 (d)	1,470	1,475
5.75%, 01/15/25 (l)	1,000	1,025
Centrica PLC
3.00%, 04/10/76, EUR (e) (n)	700	775
Comision Federal de Electricidad
4.75%, 02/23/27 (e)	200	210
DTE Energy Company
3.40%, 06/15/29	3,680	3,845
ESKOM Holdings
7.13%, 02/11/25 (d)	219	226
Evergy, Inc.
2.90%, 09/15/29	3,365	3,344
NRG Energy, Inc.
7.25%, 05/15/26	155	170
6.63%, 01/15/27	1,200	1,302
5.25%, 06/15/29 (d)	160	172
Petrobras Argentina S.A.
4.75%, 06/19/32 (e)	200	220
Talen Energy Supply, LLC
10.50%, 01/15/26 (d)	755	652
Vistra Operations Company LLC
5.50%, 09/01/26 (d)	250	262
5.00%, 07/31/27 (d)	895	922
		14,913
Real Estate 1.0%
Equinix, Inc.
5.75%, 01/01/25	325	338
5.88%, 01/15/26	445	474
ESH Hospitality, Inc.
5.25%, 05/01/25 (d)	215	223
Healthcare Trust of America Holdings, LP
3.10%, 02/15/30	3,060	3,051
Iron Mountain Incorporated
4.38%, 06/01/21 (d)	515	520
6.00%, 08/15/23	980	1,004
5.25%, 03/15/28 (d)	1,645	1,702
MPT Operating Partnership, L.P.
5.50%, 05/01/24	970	996
Realogy Group LLC
5.25%, 12/01/21 (d)	340	338

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
4.88%, 06/01/23 (d) (l)	250	235
		8,881
Total Corporate Bonds And Notes (cost $371,173)		388,066
SENIOR LOAN INTERESTS 8.2%
Consumer Discretionary 1.4%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (c)	932	935
Argus Media Ltd
Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/18/26 (c) (o)	535	537
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (c)	948	912
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (c)	602	598
Charter Communications Operating, LLC
2017 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/30/25 (c)	711	715
CityCenter Holdings, LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 2.25%), 04/14/24 (c) (o)	250	250
2017 Term Loan B, 4.36%, (1M LIBOR + 2.25%), 04/14/24 (c)	358	359
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (3M LIBOR + 2.50%), 02/01/24 (c)	615	606
Eldorado Resorts LLC
2017 Term Loan B, 4.31%, (1M LIBOR + 2.25%), 03/15/24 (c)	190	189
2017 Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (c)	144	144
Garda World Security Corp.
2017 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 05/12/24 (c)	607	607
Garda World Security Corporation
Term Loan, 7.75%, (3M LIBOR + 2.50%), 05/12/24 (c)	2	2
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/20/25 (c)	607	605
Numericable Group SA
USD Term Loan B11, 4.86%, (3M LIBOR + 2.75%), 07/31/25 (c)	811	790
Prime Security Services Borrower, LLC
2019 Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 12/31/22 (c) (o)	410	405
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (c)	118	117
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (c)	489	485
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 5.11%, (3M LIBOR + 3.00%), 03/01/24 (c)	608	606
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 6.10%, (3M LIBOR + 4.00%), 09/30/26 (c)	379	379
ServiceMaster Company
2016 Term Loan B, 4.61%, (3M LIBOR + 2.50%), 11/08/23 (c)	291	290
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (c)	744	733
Station Casinos LLC
2016 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 05/24/23 (c)	607	609
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (c)	806	782
WideOpenWest Finance LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.25%), 08/19/23 (c)	244	235
WMG Acquisition Corp.
2018 Term Loan F, 0.00%, (3M LIBOR + 2.13%), 11/01/23 (c) (o)	250	250
2018 Term Loan F, 4.24%, (3M LIBOR + 2.13%), 11/01/23 (c)	365	365
		12,505
Information Technology 1.2%
Ceridian HCM Holding Inc.
2018 Term Loan B, 5.11%, (3M LIBOR + 3.00%), 04/05/25 (c)	608	609
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (c)	845	841
Dell International LLC
Term Loan, 0.00%, (3M LIBOR + 2.00%), 09/07/23 (c) (i) (o)	250	251
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/11/25 (c) (o)	985	989
Epicor Software Corp.
1st Lien Term Loan, 5.37%, (3M LIBOR + 3.25%), 06/01/22 (c)	499	499
Epicor Software Corporation
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/01/22 (c) (o)	250	250
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (c)	270	271
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 07/01/24 (c)	369	369
2017 2nd Lien Term Loan, 9.04%, (3M LIBOR + 7.00%), 05/24/25 (c)	125	125
IGT Holding IV AB
USD Term Loan B2, 6.08%, (3M LIBOR + 3.50%), 07/24/24 (c) (p)	140	140
Informatica LLC
2018 USD Term Loan, 5.29%, (3M LIBOR + 3.25%), 08/06/22 (c)	748	751
Kronos Incorporated
2017 Term Loan B, 5.25%, (3M LIBOR + 3.00%), 11/01/23 (c)	610	611
MKS Instruments, Inc.
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/01/26 (c) (o)	465	465
Navicure Inc
Term Loan, 0.00%, (3M LIBOR + 4.00%), 09/18/26 (c) (o)	330	330
ON Semiconductor Corporation
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/13/26 (c) (o)	660	663
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 5.29%, (1M LIBOR + 3.00%), 11/03/23 (c)	912	835
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (c)	1,096	1,096
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (c)	314	315
SS&C Technologies Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (c)	390	391
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (c)	303	294
Western Digital Corporation
2018 Term Loan B4, 3.86%, (3M LIBOR + 1.75%), 04/29/23 (c)	364	363
		10,458
Communication Services 1.0%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (c)	846	849
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (c)	608	603
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 08/08/26 (c)	500	501

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CSC Holdings, LLC
Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/15/27 (c) (o)	120	120
2019 Term Loan B4, 0.00%, (3M LIBOR + 3.00%), 05/07/27 (c) (o)	250	250
2019 Term Loan B4, 5.03%, (3M LIBOR + 3.00%), 05/07/27 (c)	719	719
Cumulus Media New Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/31/26 (c) (o)	545	546
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (c)	364	363
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 12/01/23 (c)	359	357
GTT Communications, Inc.
2018 USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/27/25 (c)	373	299
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (c)	530	533
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (c)	970	972
2017 Term Loan B4, 6.55%, (3M LIBOR + 4.50%), 01/14/24 (c)	45	45
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/17/24 (c) (o)	235	232
Sprint Communications, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 02/05/24 (c) (o)	250	249
2018 Term Loan B, 5.06%, (3M LIBOR + 3.00%), 02/05/24 (c)	722	720
Syniverse Holdings, Inc.
2018 2nd Lien Term Loan, 11.03%, (3M LIBOR + 9.00%), 02/09/24 (c)	85	67
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (c)	358	358
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (c) (o)	475	467
Zayo Group, LLC
2017 Incremental Term Loan, 4.36%, (3M LIBOR + 2.25%), 01/19/24 (c)	360	361
Ziggo Secured Finance Partnership
USD Term Loan E, 4.53%, (3M LIBOR + 2.50%), 04/15/25 (c)	365	364
		8,975
Health Care 1.0%
Acadia Healthcare Company, Inc.
2018 Term Loan B3, 4.61%, (3M LIBOR + 2.50%), 02/11/22 (c)	499	499
2018 Term Loan B4, 4.54%, (3M LIBOR + 2.50%), 02/16/23 (c)	249	250
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.56%, (3M LIBOR + 3.50%), 03/26/25 (c)	358	304
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.79%, (3M LIBOR + 3.75%), 07/23/25 (c)	781	775
Bausch Health Companies Inc.
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 11/26/25 (c)	552	553
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (c)	294	292
Concentra Inc.
2018 1st Lien Term Loan, 4.54%, (3M LIBOR + 2.50%), 06/01/22 (c)	860	864
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (c)	240	241
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 04/12/24 (c)	333	303
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (c)	249	202
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (3M LIBOR + 2.25%), 01/24/25 (c)	846	850
HCA Inc.
2018 Term Loan B10, 4.33%, (3M LIBOR + 2.00%), 03/07/25 (c)	711	713
Jaguar Holding Company II
Term Loan, 4.54%, (3M LIBOR + 2.50%), 08/18/22 (c)	1,248	1,248
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (c)	390	371
Select Medical Corporation
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/13/24 (c)	1	—
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (c)	610	610
Sound Inpatient Physicians
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 06/19/25 (c) (o)	51	51
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (c)	545	547
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (c)	239	239
		8,912
Financials 1.0%
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (c)	250	249
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (c)	613	610
Asurion LLC
2018 Term Loan B7, 5.04%, (3M LIBOR + 3.00%), 11/15/24 (c)	857	860
BCP Renaissance Parent LLC
2017 Term Loan B, 5.76%, (3M LIBOR + 3.50%), 09/20/24 (c)	364	347
Blackstone CQP Holdco LP
Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/29/24 (c)	299	300
Crown Finance US, Inc.
Term Loan, 4.29%, (3M LIBOR + 2.25%), 02/05/25 (c)	562	558
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/04/24 (c)	363	357
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.29%, (3M LIBOR + 3.25%), 08/15/25 (c)	608	608
Hub International Limited
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 04/25/25 (c) (o)	365	360
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (c)	970	971
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.30%, (3M LIBOR + 2.25%), 09/23/24 (c)	597	600
Nielsen Finance LLC
USD Term Loan B4, 4.04%, (3M LIBOR + 2.00%), 10/04/23 (c)	853	853
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 11/06/25 (c)	358	352
Solera, LLC
USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/03/23 (c)	608	604
Tallgrass Energy Partners, LP
Term Loan B, 0.00%, (3M LIBOR + 4.75%), 03/07/26 (c) (o)	340	331

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Telenet Financing USD LLC
USD Term Loan AN, 0.00%, (3M LIBOR + 2.25%), 08/31/26 (c) (o)	250	250
USD Term Loan AN, 4.28%, (3M LIBOR + 2.25%), 08/31/26 (c)	365	365
		8,575
Materials 0.8%
Berlin Packaging LLC
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/01/25 (c) (o)	370	363
Berry Global, Inc.
Term Loan R, 4.30%, (3M LIBOR + 2.25%), 01/19/24 (c)	716	719
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (c)	249	250
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (c)	613	599
Forterra Finance, LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 10/25/23 (c) (o)	350	331
Penn Engineering & Manufacturing Corp.
2017 USD Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/09/24 (c)	327	321
Platform Specialty Products Corp.
Term Loan, 4.36%, (3M LIBOR + 2.25%), 11/14/25 (c)	279	280
PQ Corporation
2018 Term Loan B, 4.76%, (3M LIBOR + 2.50%), 02/08/25 (c)	329	329
Reynolds Group Holdings Inc.
Term Loan, 4.79%, (3M LIBOR + 2.75%), 02/05/23 (c)	1,120	1,123
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.12%, (3M LIBOR + 4.00%), 06/26/25 (c)	358	348
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/18/25 (c)	1	1
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (c)	374	366
TMS International Corp.
2018 Term Loan B2, 4.86%, (3M LIBOR + 2.75%), 08/14/24 (c)	216	200
2018 Term Loan B2, 5.01%, (3M LIBOR + 2.75%), 08/14/24 (c)	385	356
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 5.36%, (3M LIBOR + 3.25%), 10/05/24 (c)	618	596
Univar Inc.
2017 USD Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/01/24 (c)	360	361
Wilsonart LLC
2017 Term Loan B, 5.58%, (3M LIBOR + 3.25%), 12/19/23 (c)	294	288
		6,831
Industrials 0.7%
Avis Budget Car Rental, LLC
2018 Term Loan B, 4.12%, (3M LIBOR + 2.00%), 02/09/25 (c)	602	601
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (c)	209	210
Crosby US Acquisition Corp.
Term Loan B, 6.80%, (3M LIBOR + 4.75%), 06/12/26 (c)	240	235
Emerald Expositions Holding, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 05/22/24 (c)	363	354
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (c)	345	345
Gates Global LLC
2017 USD Repriced Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/01/24 (c)	364	358
Hertz Corporation, (The)
2016 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/30/23 (c)	605	605
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 5.11%, (3M LIBOR + 3.00%), 09/01/24 (c)	358	358
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (c)	360	356
Prime Security Services Borrower, LLC
Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (c) (o)	500	500
Sensata Technologies B.V.
2019 Term Loan B, 0.00%, (3M LIBOR + 1.75%), 09/17/26 (c) (o)	290	292
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (c)	608	609
TransDigm, Inc.
2018 Term Loan F, 4.54%, (1M LIBOR + 2.50%), 06/09/23 (c)	613	611
Vigor Industrial LLC
Term Loan, 0.00%, (3M LIBOR + 5.00%), 09/18/26 (c) (o) (p)	330	329
		5,763
Real Estate 0.3%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.62%, (1M LIBOR + 2.50%), 03/21/24 (c)	612	612
ESH Hospitality, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/18/26 (c) (o)	825	828
Iron Mountain, Inc.
2018 Term Loan B, 3.79%, (3M LIBOR + 1.75%), 03/02/26 (c)	613	606
Realogy Group LLC
2018 Term Loan B, 4.30%, (3M LIBOR + 2.25%), 01/25/25 (c)	618	587
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (c)	360	361
		2,994
Consumer Staples 0.3%
Albertsons, LLC
2019 Term Loan B8, 4.86%, (3M LIBOR + 2.75%), 08/07/26 (c)	212	213
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (c)	603	605
Edgewell Personal Care Company
Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/08/26 (c) (o)	330	330
Energizer Holdings, Inc.
2018 Term Loan B, 4.38%, (3M LIBOR + 2.25%), 06/19/25 (c)	605	604
Nestle Skin Health SA
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (c) (o)	250	251
Nomad Foods Europe Midco Limited
2017 USD Term Loan B4, 4.28%, (3M LIBOR + 2.25%), 05/15/24 (c)	606	604
US Foods, Inc.
2016 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 06/27/23 (c)	358	359
		2,966
Utilities 0.3%
Calpine Corporation
Term Loan B9, 4.86%, (3M LIBOR + 2.75%), 03/22/26 (c)	608	610
2019 Term Loan B10, 4.54%, (3M LIBOR + 2.50%), 08/02/26 (c)	240	240
Edgewater Generation, L.L.C.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 11/29/25 (c)	354	349

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Nautilus Power, LLC
Term Loan B, 6.36%, (3M LIBOR + 4.25%), 04/28/24 (c)	386	384
NRG Energy Inc
Term Loan, 3.50%, 06/14/23 (c)	600	599
		2,182
Energy 0.2%
Eastern Power, LLC
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 10/02/23 (c)	343	344
EG America LLC
2018 USD Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (c)	28	28
Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (c)	211	209
Gavilan Resources, LLC
2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 02/24/24 (c) (i)	270	117
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (c)	368	347
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/31/24 (c)	358	347
		1,392
Total Senior Loan Interests (cost $72,122)		71,553
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.5%
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23 (d)	1,880	1,973
Bear Stearns Asset Backed Securities I LLC
Series 2005-M1-AQ2, REMIC, 2.75%, (1M USD LIBOR + 0.74%), 09/25/35 (c)	2,430	2,421
Series 2006-1M3-HE1, REMIC, 2.71%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	1,600	1,575
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.15%, 10/11/47 (c)	13,413	579
Interest Only, Series 2015-XA-GC27, REMIC, 1.52%, 02/12/48 (c)	7,739	433
COMM Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.14%, 04/12/47 (c)	12,896	479
Interest Only, Series 2014-XA-LC15, REMIC, 1.27%, 04/12/47 (c)	18,273	748
Interest Only, Series 2014-XA-UBS3, REMIC, 1.25%, 06/12/47 (c)	12,434	537
Interest Only, Series 2014-XA-UBS6, REMIC, 1.07%, 12/12/47 (c)	11,972	428
Credit Suisse Securities (USA) LLC
Series 2004-M2-5, REMIC, 3.62%, (1M USD LIBOR + 1.60%), 02/25/35 (c)	35	35
Equifirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 3.15%, (1M USD LIBOR + 1.13%), 09/25/33 (c)	433	419
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.93%, 08/25/27 (d) (j)	1,842	1,532
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.18%, 01/11/47 (c)	17,922	640
Interest Only, Series 2014-XA-GC26, REMIC, 1.13%, 11/13/47 (c)	13,795	559
Interest Only, Series 2015-XA-GC30, REMIC, 0.96%, 05/12/50 (c)	19,858	626
Lehman ABS Corporation
Series 2006-A3-HE1, REMIC, 2.22%, (1M USD LIBOR + 0.20%), 01/25/36 (c)	16	16
Navient Student Loan Trust
Series 2018-A1-3A, 2.29%, (1M USD LIBOR + 0.27%), 06/25/20 (c) (d)	326	326
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.39%, (1M USD LIBOR + 0.37%), 03/25/36 (c)	3,490	3,460
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 2.92%, (1M USD LIBOR + 0.90%), 07/25/59 (c) (d)	2,314	2,292
Permanent Master Issuer PLC
Series 2018-1A1-1A, 2.68%, (3M USD LIBOR + 0.38%), 10/15/20 (c) (d)	750	750
Residential Asset Mortgage Products, Inc.
Series 2005-M3-RZ4, REMIC, 2.80%, (1M USD LIBOR + 0.52%), 11/25/35 (c)	3,190	3,165
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 3.14%, (1M USD LIBOR + 1.13%), 06/25/33 (c)	78	79
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 2.80%, (1M USD LIBOR + 0.78%), 02/25/35 (c)	3,524	3,504
Series 2005-M3-NC2, REMIC, 2.66%, (1M USD LIBOR + 0.65%), 05/25/35 (c)	12	12
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (d)	815	814
Series 2017-A-1A, 2.06%, 09/20/21 (d)	2,287	2,287
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.40%, 03/15/47 (c)	8,516	348
Interest Only, Series 2014-XA-C21, REMIC, 1.20%, 08/15/47 (c)	12,497	478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $28,917)		30,515
SHORT TERM INVESTMENTS 2.8%
U.S. Treasury Bill 1.6%
Treasury, United States Department of
2.37%, 01/02/20 (q) (r)	14,145	14,078
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (s) (t)	6,095	6,095
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (s) (t)	3,922	3,922
Total Short Term Investments (cost $24,077)		24,095
Total Investments 117.9% (cost $1,005,104)		1,028,033
Other Derivative Instruments 0.1%		683
Other Assets and Liabilities, Net (18.0)%		(156,934)
Total Net Assets 100.0%		871,782

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $149,406.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $145,353 and 16.7% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Non-income producing security.

(g) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) All or a portion of the security was on loan as of September 30, 2019.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(o) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) The coupon rate represents the yield to maturity.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	09/23/19	195	196	—
Agua Y Saneamientos Argentinos S.A., 6.63%, 02/01/23	03/28/18	206	70	—
Aluminum Corporation of China Limited, 4.25%, 04/21/22	12/19/17	200	202	—
Angola Government International Bond, 8.25%, 05/09/28	07/19/19	214	207	—
Angola, Government of, 9.38%, 05/08/48	01/11/19	203	213	—
Banque Centrale De Tunisie, 5.75%, 01/30/25	01/16/18	199	179	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/26	05/15/19	501	524	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/27	05/21/19	94	104	—
Cabinet of Ministers of Ukraine, 9.75%, 11/01/28	09/03/19	240	231	—
Cabinet of Ministers of Ukraine, 7.38%, 09/25/32	12/18/18	236	294	—
Cencosud S.A., 4.38%, 07/17/27	08/23/19	195	200	—
Centrica PLC, 3.00%, 04/10/76	09/25/18	838	775	0.1
Cenub Qaz Dehlizi, Qsc, 6.88%, 03/24/26	12/14/18	1,044	1,102	0.1
China Minmetals Corporation, 3.75%, callable at 100 beginning 11/13/22	11/15/17	577	595	0.1
CNAC HK Synbridge Co. Ltd., 5.13%, 03/14/28	08/21/19	228	225	—
Comision Federal de Electricidad, 4.75%, 02/23/27	08/21/19	208	210	—
Development Bank of Mongolia LLC, 7.25%, 10/23/23	12/14/18	199	208	—
Dominican Republic International Bond, 6.00%, 07/19/28	08/23/19	165	164	—
El Salvador Government International Bond, 7.75%, 01/24/23	12/14/18	319	339	0.1
Empresa Nacional del Petroleo, 4.38%, 10/30/24	08/21/19	214	213	—
European Financial Stability Facility, 0.88%, 04/10/35	07/19/19	3,831	3,922	0.5
Gaz Capital S.A., 5.15%, 02/11/26	02/06/19	305	331	—
Ghana, Government of, 10.75%, 10/14/30	10/09/15	445	482	0.1
Gobierno de la Republica del Ecuador, 9.63%, 06/02/27	05/30/17	200	208	—
Gobierno de la Republica del Ecuador, 7.88%, 01/23/28	03/13/19	328	332	0.1
Gobierno de la Republica del Ecuador, 9.50%, 03/27/30	09/24/19	200	201	—
Government of the Sultanate of Oman, 6.00%, 08/01/29	07/25/19	200	198	—
Government of the Sultanate of Oman, 6.75%, 01/17/48	09/28/18	291	301	—
GTLK Europe Capital Designated Activity Company, 4.95%, 02/18/26	09/25/19	273	275	—
Huarong Finance 2017 Co., Ltd., 4.00%, callable at 100 beginning 11/07/22	11/15/17	199	199	—
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/24	09/28/18	191	195	—
Kenya, Government of, 8.00%, 05/22/32	05/15/19	200	209	—
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22	11/10/17	207	197	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	03/21/19	200	227	—
Nederlandse Waterschapsbank N.V., 0.50%, 04/29/30	07/19/19	1,514	1,506	0.2
Nederlandse Waterschapsbank N.V., 1.25%, 05/27/36	07/26/19	1,441	1,473	0.2
Next Holdings Limited, 3.63%, 05/18/28	09/25/18	394	392	0.1
Nigeria, Federal Government of, 8.75%, 01/21/31	11/14/18	228	256	—
Nigeria, Federal Government of, 7.88%, 02/16/32	02/09/17	415	420	0.1
People's Government of Inner Mongolia Autonomous Region, 5.63%, 05/01/23	12/14/18	270	282	—
Petrobras Argentina S.A., 4.75%, 06/19/32	08/21/19	221	220	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	400	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	73	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	39	—
Presidence de la Republique de Cote d'Ivoire, 5.75%, 12/31/32	12/14/18	1,151	1,218	0.2
Presidencia de la Republica de El Salvador, 7.12%, 01/20/50	07/30/19	151	154	—
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	09/20/18	393	439	0.1
PT Indonesia Asahan Aluminium (Persero), 6.76%, 11/15/48	01/08/19	662	786	0.1
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	180	—
Rusal Capital Designated Activity Company, 5.13%, 02/02/22	12/06/17	203	204	—
Russia Federal Bond, 4.25%, 06/23/27	08/21/19	425	426	0.1
Senegal, Government of, 6.75%, 03/13/48	02/15/19	205	221	—
The Arab Republic of Egypt, 7.60%, 03/01/29	08/21/19	212	212	—
The Arab Republic of Egypt, 8.50%, 01/31/47	12/14/18	256	296	—
The Arab Republic of Egypt, 8.70%, 03/01/49	02/19/19	200	215	—
The Democratic Socialist Republic of Sri Lanka, 6.25%, 07/27/21	08/06/19	203	203	—
The Democratic Socialist Republic of Sri Lanka, 6.75%, 04/18/28	05/10/18	465	458	0.1
The Democratic Socialist Republic of Sri Lanka, 7.85%, 03/14/29	03/07/19	347	349	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
The Government of the Republic of Armenia, 3.95%, 09/26/29	09/19/19	196	196	—
The Republic of Uzbekistan, 5.38%, 02/20/29	02/13/19	200	221	—
The State of Qatar, 4.82%, 03/14/49	03/06/19	324	401	0.1
Turkiye Ihracat Kredi Bankasi A.S., 6.13%, 05/03/24	12/14/18	321	342	0.1
VEB Finance Public Limited Company, 6.03%, 07/05/22	02/13/14	383	408	0.1
		26,305	25,518	2.9

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAD/USD Spot Rate	4	December 2019		303	—	(1)
Euro BOBL	12	December 2019	EUR	1,628	1	—
GBP/USD Spot Rate	6	December 2019		464	—	(1)
United States 2 Year Note	248	January 2020		53,561	(8)	(117)
United States 5 Year Note	8	January 2020		957	—	(4)
					(7)	(123)
Short Contracts
EUR/USD Spot Rate	(9)	December 2019		(1,247)	4	14
Euro Bund	(118)	December 2019	EUR	(20,817)	(5)	284
United States 10 Year Note	(133)	December 2019		(17,423)	12	91
United States 10 Year Ultra Bond	(433)	December 2019		(62,429)	13	766
United States Long Bond	(21)	December 2019		(3,393)	1	(15)
United States Ultra Bond	(306)	December 2019		(58,992)	(19)	269
					6	1,409

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	JPM	10/02/19	BRL	14,562	3,505	25
BRL/USD	GSC	11/05/19	BRL	17,680	4,245	20
CLP/USD	JPM	10/02/19	CLP	2,599,805	3,566	(34)
CLP/USD	GSC	11/05/19	CLP	3,145,302	4,317	(9)
COP/USD	JPM	10/02/19	COP	12,234,647	3,516	(11)
COP/USD	GSC	11/05/19	COP	14,837,666	4,257	(36)
DKK/USD	JPM	10/17/19	DKK	128,585	18,796	(336)
EUR/USD	GSC	10/17/19	EUR	10,553	11,516	(263)
EUR/USD	JPM	10/17/19	EUR	8,636	9,425	(128)
GBP/USD	GSC	10/17/19	GBP	1,758	2,164	28
GBP/USD	JPM	10/17/19	GBP	2,639	3,246	(43)
KRW/USD	JPM	10/02/19	KRW	4,426,358	3,700	48
KRW/USD	GSC	11/05/19	KRW	5,188,581	4,342	12
USD/BRL	GSC	10/02/19	BRL	(14,562)	(3,505)	(20)
USD/CLP	GSC	10/02/19	CLP	(2,599,805)	(3,566)	8
USD/COP	GSC	10/02/19	COP	(12,234,647)	(3,516)	31
USD/DKK	GSC	10/17/19	DKK	(124,796)	(18,243)	621
USD/DKK	JPM	10/17/19	DKK	(15)	(2)	—
USD/EUR	GSC	10/17/19	EUR	(5,955)	(6,498)	237
USD/EUR	JPM	10/17/19	EUR	(12,299)	(13,422)	449
USD/GBP	GSC	10/17/19	GBP	(4,337)	(5,336)	97
USD/KRW	GSC	10/02/19	KRW	(4,426,358)	(3,701)	(12)
					18,806	684

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 92.0%
China 21.0%
Estun Automation Co., Ltd. - Class A (a)	1,828	2,317
Fu Shou Yuan International Group Limited	6,261	5,548
Hansoh Pharmaceutical Group Company Limited (b) (c) (d)	1,160	3,556
Hosa International Limited (a) (e)	7,408	253
Huami Corporation - Class A - ADR (b)	126	1,257
Huazhu Group Limited - ADS	329	10,861
Innovent Biologics, Inc. (b) (c) (d)	2,219	7,068
Kingdee International Software Group Co. Ltd.	3,620	3,822
Koolearn Technology Holding Limited (b) (c) (d)	1,278	2,055
New Oriental Education & Technology Group - ADR (b)	31	3,473
Shanghai Baozun E-Commerce Limited - ADR (b) (c)	276	11,799
Silergy Corp.	333	8,284
SITC International Holdings Company Limited	6,905	7,136
TAL Education Group - ADS (b)	131	4,472
Wuxi Biologics Cayman Inc (b) (d)	1,069	10,958
Zhongsheng Group Holdings Limited	3,328	10,516
		93,375
Taiwan 17.5%
Airtac International Group	550	6,568
ASMedia Technology Inc.	766	12,037
ASPEED Technology Inc.	199	5,094
Chailease Holding Company Limited	2,992	12,072
Cub Elecparts Inc.	784	6,287
LandMark Optoelectronics Corporation	824	6,847
Largan Precision Co. Ltd.	36	5,184
President Chain Store Corp.	483	4,514
Sunny Friend Environmental Technology Co., Ltd.	610	5,346
TaiMed Biologics Inc. (b)	242	1,169
Taiwan Union Technology Corp.	1,332	6,097
Voltronic Power Technology Corporation	337	6,958
		78,173
India 9.4%
Bandhan Bank Limited (d)	93	648
Biocon Ltd.	2,362	7,446
Cholamandalam Investment and Finance Company Limited	1,148	4,993
Dalmia Bharat Limited	238	2,765
Havells India Limited	273	2,766
Oberoi Realty Limited	882	6,329
Shree Cement Ltd.	13	3,400
Syngene International Ltd. (d)	891	3,912
Voltas Limited	998	9,577
		41,836
South Korea 8.0%
Caregen Co., Ltd. (a) (b) (e)	35	2,250
Daum Communications Corp.	65	7,343
Fila Korea Ltd. (c)	91	4,401
Koh Young Technology Inc.	63	4,722
NCSoft Corp.	19	8,106
Samsung Biologics Co., Ltd (b)	19	4,922
Seegene, Inc. (b)	218	3,715
		35,459
Brazil 7.0%
Linx Sistemas e Consultoria Ltda.	906	7,101
Localiza Rent A Car S/A	482	5,272
Natura Cosmeticos S.A.	796	6,534
OdontoPrev S.A.	1,903	7,440
Raia Drogasil S.A.	212	4,903
		31,250
Hong Kong 5.0%
Kerry Logistics Network Limited	4,870	7,786
Minth Group Limited (c)	1,854	6,322
Sunny Optical Technology (Group) Company Limited	545	8,044
		22,152
Luxembourg 3.2%
Globant S.A. (b)	156	14,307
South Africa 3.1%
Capitec Bank Holdings Ltd.	101	8,601
Clicks Group Ltd.	367	5,202
		13,803
Mexico 2.7%
Alsea SAB de CV (b)	1,937	4,515
Gentera, S.A.B. de C.V. (c)	6,142	5,079
Regional, S.A.B. De C.V.	500	2,295
		11,889
United States of America 2.4%
PagSeguro Digital Ltd. - Class A (b)	106	4,930
Yum China Holdings, Inc.	124	5,626
		10,556
Indonesia 2.4%
PT. ACE Hardware Indonesia, Tbk.	84,332	10,535
Philippines 2.2%
Bank of the Philippine Islands	2,442	4,382
International Container Terminal Services Inc.	2,071	4,817
Philippine Seven Corp. (a)	278	750
		9,949
Russian Federation 1.8%
TCS Group Holding PLC - GDR (f)	68	1,195
Yandex N.V. - Class A (b)	201	7,030
		8,225
Malaysia 1.4%
My E.G. Services Berhad	19,214	6,442
Peru 1.3%
Credicorp Ltd.	23	4,718
Intercorp Financial Services Inc. (b)	28	1,159
		5,877
Egypt 1.3%
Commercial International Bank Egypt SAE	1,192	5,677
Greece 1.2%
JUMBO SA	277	5,254
Kenya 1.0%
Equity Group Holdings PLC (a)	12,120	4,386
Vietnam 0.1%
Vietnam Dairy Products Joint Stock Company	122	682
Total Common Stocks (cost $367,310)		409,827
PREFERRED STOCKS 2.4%
Colombia 1.4%
Banco Davivienda S.A.	518	6,257
Brazil 1.0%
Lojas Americanas SA (g)	967	4,619
Total Preferred Stocks (cost $10,300)		10,876
SHORT TERM INVESTMENTS 8.9%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (h) (i)	28,487	28,487
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (h) (i)	10,961	10,961
Total Short Term Investments (cost $39,448)		39,448
Total Investments 103.3% (cost $417,058)		460,151
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (3.3)%		(14,830)
Total Net Assets 100.0%		445,319

(a) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $28,197 and 6.3% of the Fund.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TCS Group Holding PLC	09/24/19	1,212	1,195	0.3

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BCL	10/02/19	HKD	2,552	326	—
USD/HKD	GSC	10/03/19	HKD	(302)	(38)	—
USD/HKD	SSB	10/03/19	HKD	(302)	(39)	—
ZAR/USD	GSC	10/01/19	ZAR	5,648	373	(2)
ZAR/USD	BOA	10/03/19	ZAR	1,016	67	—
ZAR/USD	SSB	10/03/19	ZAR	1,017	67	—
					756	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 98.0%
United States of America 51.7%
3M Company	105	17,185
ACADIA Pharmaceuticals Inc. (a)	458	16,487
Adobe Inc. (a)	286	79,088
Agilent Technologies, Inc.	434	33,233
Alphabet Inc. - Class A (a)	144	175,417
Amazon.com, Inc. (a)	12	21,621
Anaptysbio, Inc. (a)	43	1,490
Anthem, Inc.	243	58,330
Bluebird Bio, Inc. (a) (b)	103	9,502
Blueprint Medicines Corporation (a)	191	14,028
Centene Corporation (a)	398	17,221
Citigroup Inc.	873	60,283
Colgate-Palmolive Co.	700	51,469
Electronic Arts Inc. (a)	184	17,964
Equifax Inc.	229	32,222
Facebook, Inc. - Class A (a)	447	79,612
GlycoMimetics, Inc. (a)	598	2,576
Incyte Corporation (a)	218	16,191
Intuit Inc.	323	86,029
Ionis Pharmaceuticals Inc. (a)	294	17,588
MacroGenics Inc. (a)	561	7,159
Maxim Integrated Products, Inc.	986	57,090
Microsoft Corp.	135	18,827
Mirati Therapeutics, Inc. (a)	103	8,019
Paypal Holdings, Inc. (a)	552	57,186
RA Pharmaceuticals, Inc. (a)	276	6,536
resTORbio, Inc. (a) (b)	543	4,796
S&P Global Inc.	355	86,956
Sage Therapeutics Inc. (a)	165	23,149
Sarepta Therapeutics, Inc. (a)	124	9,335
The Goldman Sachs Group, Inc.	82	16,944
Tiffany & Co.	320	29,654
United Parcel Service Inc. - Class B	295	35,354
Veracyte, Inc. (a)	309	7,415
Walt Disney Co.	338	44,062
Zimmer Biomet Holdings, Inc.	183	25,129
		1,245,147
Japan 13.9%
Capcom Co. Ltd.	667	17,774
Fanuc Ltd.	140	26,502
Keyence Corp.	77	47,804
Minebea Mitsumi Inc.	566	9,045
Murata Manufacturing Co. Ltd.	1,011	48,913
Nidec Corp.	446	60,474
Nintendo Co. Ltd.	67	25,003
Omron Corp. (b)	525	28,998
Takeda Pharmaceutical Co. Ltd.	621	21,269
TDK Corp.	546	49,289
		335,071
France 7.0%
Kering SA	107	54,575
LVMH Moet Hennessy Louis Vuitton SE	245	97,625
Societe Generale SA	639	17,511
		169,711
Germany 5.8%
Allianz SE	213	49,587
Bayer AG	266	18,715
SAP SE	565	66,526
Siemens AG	48	5,148
		139,976
Netherlands 4.4%
Airbus SE	738	95,811
uniQure N.V. (a)	244	9,616
		105,427
India 3.7%
DLF Limited	21,210	46,619
ICICI Bank Limited - ADR	3,435	41,844
		88,463
United Kingdom 3.4%
Farfetch Ltd - Class A (a)	738	6,379
International Game Technology PLC (b)	795	11,295
TechnipFMC PLC	273	6,568
Unilever PLC	948	56,964
		81,206
Sweden 2.3%
Assa Abloy AB - Class B	1,495	33,277
Atlas Copco Aktiebolag - Class A	727	22,371
		55,648
Switzerland 1.8%
Credit Suisse Group AG	2,002	24,541
UBS Group AG	1,562	17,730
		42,271
Spain 1.7%
Industria de Diseno Textil, S.A.	1,297	40,149
China 1.5%
JD.com, Inc. - Class A - ADR (a)	1,298	36,625
Brazil 0.6%
StoneCo Ltd. (a)	381	13,249
Italy 0.2%
Brunello Cucinelli S.p.A.	181	5,635
Total Common Stocks (cost $1,730,268)		2,358,578
PREFERRED STOCKS 0.6%
Germany 0.6%
Bayerische Motoren Werke AG	259	14,400
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	106
Total Preferred Stocks (cost $21,285)		14,506
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	33,371	33,371
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	14,897	14,897
Total Short Term Investments (cost $48,268)		48,268
Total Investments 100.6% (cost $1,799,821)		2,421,352
Other Assets and Liabilities, Net (0.6)%		(13,469)
Total Net Assets 100.0%		2,407,883

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.3%
Mortgage-Backed Securities 28.1%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 10/01/48 (a)	3,006	3,128
4.00%, 01/01/49 - 03/01/49	4,259	4,450
Federal National Mortgage Association, Inc.
TBA, 4.00%, 11/15/47 - 09/01/48 (a)	245,900	255,294
TBA, 4.50%, 11/15/47 (a)	10,000	10,535
TBA, 3.00%, 12/15/47 (a)	2,100	2,129
TBA, 3.50%, 11/15/47 - 12/15/47 (a)	74,100	76,017
3.50%, 03/01/48 - 07/01/48	29,975	30,931
4.00%, 11/01/48 - 03/01/49	17,110	17,746
		400,230
U.S. Treasury Note 5.9%
Treasury, United States Department of
2.25%, 10/31/24	37,000	38,214
2.63%, 01/31/26 (b)	16,700	17,712
1.63%, 08/15/29	28,600	28,475
		84,401
Sovereign 3.4%
Abu Dhabi, Government of
2.50%, 10/11/22 (c)	400	404
3.13%, 10/11/27 (c)	600	630
Comision De Promocion Del Peru Para La Exportacion
6.35%, 08/12/28, PEN (d)	400	139
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (c)	7,960	2,994
6.35%, 08/12/28, PEN (c)	5,301	1,839
5.94%, 02/12/29, PEN	5,932	1,978
5.94%, 02/12/29, PEN (c)	2,416	812
6.95%, 08/12/31, PEN (c)	2,507	906
6.15%, 08/12/32, PEN (c)	1,361	464
6.15%, 08/12/32, PEN	8,032	2,715
5.40%, 08/12/34, PEN (c)	28	9
Gobierno de la Provincia de Buenos Aires
54.81%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (e)	1,460	10
58.11%, (Argentina Deposit Rates Badlar + 3.75%), 04/12/25, ARS (d) (e)	3,210	26
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (c)	800	846
5.10%, 04/23/48 (c)	200	255
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (d) (f) (g) (h) (i)	1,590	128
Presidencia De La Nacion
54.21%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (e) (i)	6,932	63
67.42%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (e)	377,961	2,954
3.88%, 01/15/22, EUR (d) (i)	330	142
5.63%, 01/26/22	5,010	2,154
55.47%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (e)	77,901	733
59.93%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (e)	154	3
4.63%, 01/11/23	935	389
3.38%, 01/15/23, EUR (d)	300	124
5.00%, 01/15/27, EUR (d)	1,400	586
5.25%, 01/15/28, EUR (c)	1,700	711
2.37%, 12/31/33, EUR (d) (j)	3,103	1,606
7.82%, 12/31/33, EUR (d)	34	17
3.38%, 12/31/38, EUR (k)	791	331
3.75%, 12/31/38 (k)	1,002	397
6.25%, 11/09/47, EUR (d)	100	43
Republica Bolivariana de Venezuela
0.00%, 12/09/20 - 03/31/38 (d) (f) (g) (h) (i)	5,970	623
Saudi Arabia, Government of
2.88%, 03/04/23 (c)	400	406
4.00%, 04/17/25 (c)	4,300	4,612
4.63%, 10/04/47 (c)	600	682
5.00%, 04/17/49 (c)	900	1,085
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (d)	400	429
3.25%, 10/26/26 (d)	5,600	5,782
3.63%, 03/04/28 (d)	200	212
4.38%, 04/16/29 (d)	600	673
South Africa, Parliament of
4.85%, 09/30/29	1,000	998
5.75%, 09/30/49	1,000	999
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	307
7.25%, 12/23/23	2,400	2,535
4.63%, 03/31/25, EUR	1,500	1,677
7.63%, 04/26/29	2,130	2,266
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (c)	200	211
		47,905
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
0.38%, 07/15/27 (l)	210	213
0.75%, 07/15/28 (l)	8,758	9,211
0.88%, 01/15/29 (l)	9,318	9,907
0.25%, 07/15/29 (l)	16,951	17,131
0.63%, 02/15/43 (l)	112	115
1.00%, 02/15/48 - 02/15/49 (l)	3,573	4,044
		40,621
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (f) (g) (i)	410	282
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	36
Total Government And Agency Obligations (cost $585,440)		573,475
CORPORATE BONDS AND NOTES 32.9%
Financials 17.4%
AerCap Ireland Limited
4.50%, 05/15/21	600	622
5.00%, 10/01/21	2,810	2,956
AIB Group Public Limited Company
4.75%, 10/12/23 (c)	200	212
4.26%, 04/10/25 (c)	1,300	1,351
Ally Financial Inc.
4.13%, 03/30/20	7,055	7,108
7.50%, 09/15/20	2,603	2,720
4.25%, 04/15/21	800	816
3.88%, 05/21/24	340	352
8.00%, 03/15/20 - 11/01/31	806	828
Altice Financing S.A.
5.25%, 02/15/23, EUR (d)	8,740	9,790
6.63%, 02/15/23 (c) (m)	1,900	1,952
Ambac LSNI, LLC
7.10%, (3M USD LIBOR + 5.00%), 02/12/23 (c) (e)	1,149	1,162
American International Group, Inc.
5.75%, 04/01/48	56	60
Ardonagh Midco 3 PLC
8.38%, 07/15/23, GBP (d)	410	482
8.38%, 07/15/23, GBP (c)	300	352
Assurant, Inc.
4.20%, 09/27/23	54	56
Athene Holding Ltd
4.13%, 01/12/28	25	26
AXA Equitable Holdings, Inc.
3.90%, 04/20/23	30	31
4.35%, 04/20/28	53	56
5.00%, 04/20/48	89	96
Banco Bilbao Vizcaya Argentaria, S.A.
6.75%, (callable at 100 beginning 02/18/20), EUR (d) (n)	4,600	5,104
8.88%, (callable at 100 beginning 04/14/21), EUR (d) (n)	800	964
Banco de Credito del Peru
4.65%, 09/17/24, PEN (c)	1,800	534

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (d) (n)	200	230
Bank of America Corporation
2.76%, (3M USD LIBOR + 0.65%), 06/25/22 (e)	480	481
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (d) (n)	3,450	3,903
Barclays Bank PLC
7.63%, 11/21/22	900	994
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (n)	600	781
7.25%, (callable at 100 beginning 03/15/23), GBP (d) (n) (o)	2,900	3,748
7.75%, (callable at 100 beginning 09/15/23) (n) (o)	1,700	1,768
8.00%, (callable at 100 beginning 06/15/24) (n)	1,000	1,065
8.00%, (callable at 100 beginning 12/15/20), EUR (n)	7,802	9,090
3.68%, 01/10/23	200	203
4.61%, 02/15/23 (o)	2,200	2,282
3.13%, 01/17/24, GBP (d)	100	128
3.55%, (3M USD LIBOR + 1.38%), 05/16/24 (e)	600	594
4.34%, 05/16/24 (e) (o)	600	626
3.93%, 05/07/25	1,600	1,652
3.25%, 02/12/27, GBP (d)	400	511
4.97%, 05/16/29 (e) (o)	200	220
3.25%, 01/17/33, GBP	200	248
Bayer US Finance II LLC
2.74%, (3M USD LIBOR + 0.63%), 06/25/21 (c) (e)	200	200
BGC Partners, Inc.
3.75%, 10/01/24 (c) (p)	162	161
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (c) (n)	200	220
4.40%, 08/14/28 (c)	400	442
Brookfield Financial, Inc.
3.90%, 01/25/28	78	82
4.70%, 09/20/47	74	81
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (c) (p)	50	53
China Construction Bank Corporation
2.88%, (3M USD LIBOR + 0.75%), 09/24/21 (d) (e)	4,700	4,705
CIT Bank, National Association
2.97%, 09/27/25	350	350
CIT Group Inc.
4.13%, 03/09/21	74	76
5.00%, 08/01/23	1,496	1,596
Citigroup Inc.
3.23%, (3M USD LIBOR + 0.95%), 07/24/23 (e)	138	138
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (d) (n) (o)	2,340	2,626
6.63%, (callable at 100 beginning 06/29/21), EUR (d) (n)	8,600	10,211
Credit Agricole SA
3.75%, 04/24/23 (c)	250	261
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (c) (n)	200	214
7.50%, (callable at 100 beginning 07/17/23) (c) (n)	400	428
6.50%, 08/08/23 (d)	200	222
6.50%, 08/08/23 (c)	1,800	2,007
2.59%, 09/11/25 (c)	700	692
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25	500	525
DAE Funding LLC
4.00%, 08/01/20 (c)	168	169
5.25%, 11/15/21 (c)	1,119	1,166
4.50%, 08/01/22 (c)	750	763
5.75%, 11/15/23 (c)	580	610
5.00%, 08/01/24 (c)	1,605	1,682
Daimler Finance North America LLC
3.35%, 05/04/21 (c)	4,400	4,468
3.03%, 02/22/22 (c)	2,700	2,711
3.40%, 02/22/22 (c)	10,300	10,535
Deutsche Bank Aktiengesellschaft
1.88%, 02/28/20, GBP (d)	100	123
3.27%, (3M USD LIBOR + 0.97%), 07/13/20 (e)	18	18
0.06%, (3M EURIBOR + 0.50%), 12/07/20, EUR (d) (e)	100	108
3.58%, (3M USD LIBOR + 1.29%), 02/04/21 (e)	450	448
4.25%, 10/14/21	4,350	4,425
1.88%, 02/14/22, EUR (d)	900	999
5.00%, 02/14/22	1,050	1,087
3.30%, 11/16/22	800	796
3.95%, 02/27/23	100	101
Diamond Finance International Limited
4.42%, 06/15/21 (c)	3,050	3,145
5.45%, 06/15/23 (c)	2,780	3,026
Digital Realty Trust, L.P.
3.60%, 07/01/29	340	354
Eagle Holding Company II, LLC
7.75%, 05/15/22 (c) (j)	32	32
Fairfax Financial Holdings Limited
4.85%, 04/17/28 (m)	80	86
Ford Motor Credit Company LLC
8.13%, 01/15/20	3,500	3,558
3.10%, 04/05/21	750	741
0.00%, (3M EURIBOR + 0.37%), 12/01/21, EUR (e)	600	641
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	210
GE Capital UK Funding Unlimited Company
0.01%, (3M EURIBOR + 0.38%), 01/21/20, EUR (d) (e)	100	109
5.88%, 11/04/20, GBP	12	15
General Electric Capital Corporation
2.20%, 01/09/20	45	45
5.55%, 05/04/20	162	165
4.38%, 09/16/20	4	4
3.15%, 09/07/22	14	14
3.10%, 01/09/23	290	294
6.15%, 08/07/37	57	70
5.88%, 01/14/38	22	26
6.88%, 01/10/39	37	49
General Motors Financial Company, Inc.
3.34%, (3M USD LIBOR + 1.10%), 11/06/21 (e)	354	355
Global Payments Inc.
2.65%, 02/15/25	79	79
3.20%, 08/15/29	76	77
4.15%, 08/15/49	42	44
GLP Financing, LLC
5.30%, 01/15/29	268	295
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (d) (n)	1,060	1,224
5.88%, (callable at 100 beginning 09/28/26), GBP (n)	400	519
6.00%, (callable at 100 beginning 09/29/23), EUR (d) (n)	200	248
6.50%, (callable at 100 beginning 03/23/28) (n) (o)	610	637
2.72%, (3M USD LIBOR + 0.60%), 05/18/21 (e)	600	601
3.12%, (3M USD LIBOR + 1.00%), 05/18/24 (e)	200	201
3.00%, 07/22/28, GBP (o)	900	1,179
3.97%, 05/22/30	600	640
3.00%, 05/29/30, GBP	400	519
Hyundai Capital America
2.95%, (3M USD LIBOR + 0.80%), 09/18/20 (c) (e)	254	254
ICBC (Asia) Investment Management Company Limited
2.94%, (3M USD LIBOR + 0.75%), 11/08/20 (e)	5,050	5,056
Industrial and Commercial Bank of China Limited
2.99%, (3M USD LIBOR + 0.88%), 11/29/19 (d) (e)	500	500

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (n)	800	806
3.32%, (3M USD LIBOR + 1.00%), 10/02/23 (e) (o)	400	402
4.10%, 10/02/23 (o)	400	425
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (c) (m)	200	185
JPMorgan Chase & Co.
2.76%, (3M USD LIBOR + 0.61%), 06/18/22 (e)	2,000	2,011
Lloyds Bank PLC
2.70%, (3M USD LIBOR + 0.49%), 05/07/21 (e) (o)	200	200
3.30%, 05/07/21 (o)	600	610
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (n) (o)	400	429
7.50%, (callable at 100 beginning 09/27/25) (n)	1,100	1,178
7.63%, (callable at 100 beginning 06/27/23), GBP (d) (n) (o)	1,650	2,207
7.88%, (callable at 100 beginning 06/27/29), GBP (d) (n) (o)	1,800	2,591
4.05%, 08/16/23 (o)	400	420
4.00%, 03/07/25, AUD	400	288
4.45%, 05/08/25 (o)	200	216
4.38%, 03/22/28	200	217
4.55%, 08/16/28 (o)	400	440
Nationwide Building Society
10.25%, GBP (i) (n)	445	856
3.62%, 04/26/23 (c)	540	550
3.77%, 03/08/24 (c)	400	410
4.30%, 03/08/29 (c)	1,600	1,712
3.96%, 07/18/30 (c)	600	629
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (n) (o)	3,700	3,779
8.00%, (callable at 100 beginning 08/10/25) (m) (n) (o)	300	331
0.00%, (3M EURIBOR + 0.40%), 03/02/20, EUR (d) (e)	200	218
0.63%, 03/02/22, EUR (d)	1,200	1,322
3.63%, 09/29/22 (c) (m)	3,400	3,486
2.00%, 03/04/25, EUR (d)	200	229
Navient Corporation
5.00%, 10/26/20	300	305
5.88%, 03/25/21	1,043	1,078
6.63%, 07/26/21	400	422
6.50%, 06/15/22	78	83
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (c)	1,786	1,788
Nordea Bank AB
2.50%, 09/17/20 (c)	3,300	3,316
Petrobras Global Finance B.V.
6.13%, 01/17/22	2,652	2,844
5.09%, 01/15/30 (c)	4,776	4,980
QNB Finance Ltd
3.87%, (3M USD LIBOR + 1.57%), 07/18/21 (d) (e)	400	404
Rio Oil Finance Trust
9.25%, 07/06/24 (d) (k)	149	166
8.20%, 04/06/28 (c)	250	286
Santander Holdings USA, Inc.
3.70%, 03/28/22	4	4
3.40%, 01/18/23	60	61
3.50%, 06/07/24	200	205
4.40%, 07/13/27	20	21
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (d) (n)	2,780	3,561
3.57%, 01/10/23	400	406
1.13%, 09/08/23, EUR (d)	100	112
3.37%, 01/05/24	200	203
0.44%, (3M EURIBOR + 0.85%), 03/27/24, EUR (d) (e)	600	648
4.80%, 11/15/24	3,000	3,211
2.92%, 05/08/26, GBP (d)	700	889
3.82%, 11/03/28	1,800	1,852
Santander UK PLC
2.76%, (3M USD LIBOR + 0.62%), 06/01/21 (e)	200	200
3.40%, 06/01/21 (o)	400	407
SLM Corporation
8.00%, 03/25/20	4,305	4,392
7.25%, 01/25/22	3,650	3,946
Societe Generale
6.75%, (callable at 100 beginning 04/06/28) (c) (n)	200	204
7.38%, 10/04/23 (c) (n) (o)	900	948
Springleaf Finance Corporation
8.25%, 12/15/20	630	671
7.75%, 10/01/21	100	109
5.63%, 03/15/23	2,775	2,976
6.13%, 05/15/22 - 03/15/24	5,785	6,218
6.88%, 03/15/25	25	28
6.63%, 01/15/28	84	91
Standard Chartered PLC
3.33%, (3M USD LIBOR + 1.20%), 09/10/22 (c) (e)	900	905
3.43%, (3M USD LIBOR + 1.15%), 01/20/23 (c) (e)	200	201
4.25%, 01/20/23 (c)	380	393
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	104
State Bank of India
4.00%, 01/24/22 (c)	1,550	1,592
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (k) (n)	200	274
Syngenta Finance N.V.
4.89%, 04/24/25 (c)	943	997
5.18%, 04/24/28 (c)	200	212
Tenet Healthcare Corporation
4.63%, 09/01/24 (c)	392	404
4.88%, 01/01/26 (c)	142	146
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (n) (o)	1,800	1,926
2.00%, 03/08/23, EUR	300	339
2.50%, 03/22/23, EUR (d)	1,300	1,515
3.50%, 05/15/23 (e) (o)	200	203
3.63%, (3M USD LIBOR + 1.47%), 05/15/23 (e) (m)	700	702
3.88%, 09/12/23	600	619
1.75%, 03/02/26, EUR (d)	1,500	1,704
4.80%, 04/05/26	200	219
4.89%, 05/18/29 (o)	200	220
5.08%, 01/27/30 (e) (o)	2,800	3,132
4.45%, 05/08/30	2,000	2,144
UniCredit S.p.A.
7.83%, 12/04/23 (c)	6,140	7,152
Vale S.A.
3.75%, 01/10/23, EUR	200	236
VICI Properties 1 LLC
8.00%, 10/15/23	142	156
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
0.00%, (3M EURIBOR + 0.42%), 06/15/21, EUR (d) (e)	100	109
0.10%, (3M EURIBOR + 0.45%), 07/06/21, EUR (d) (e)	100	109
Wells Fargo & Company
3.49%, (3M USD LIBOR + 1.23%), 10/31/23 (e)	221	224
Wells Fargo Bank, National Association
2.76%, (3M USD LIBOR + 0.50%), 07/23/21 (e)	400	401
Woodside Finance Limited
4.50%, 03/04/29 (c)	362	393
WPC Eurobond B.V.
2.25%, 04/09/26, EUR	300	353
2.13%, 04/15/27, EUR	100	116
1.35%, 04/15/28, EUR	700	757
		247,804

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Communication Services 2.6%
Altice France
6.25%, 05/15/24 (c)	555	573
Altice Luxembourg Fr SA
5.88%, 02/01/27, EUR (c)	600	724
8.13%, 02/01/27 (c)	300	331
5.50%, 01/15/28 (c)	200	203
AT&T Inc.
2.89%, (3M USD LIBOR + 0.75%), 06/01/21 (e)	1,140	1,145
Charter Communications Operating, LLC
3.58%, 07/23/20	2,134	2,153
4.46%, 07/23/22	887	934
3.90%, (3M USD LIBOR + 1.65%), 02/01/24 (e)	6,212	6,350
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (c)	542	596
Connect Midco II Limited
6.75%, 10/01/26 (c)	148	151
CSC Holdings, LLC
6.50%, 02/01/29 (c)	600	666
DISH DBS Corporation
5.13%, 05/01/20	1,000	1,012
eBay Inc.
2.88%, 08/01/21	16	16
Frontier Communications Corporation
8.00%, 04/01/27 (c)	226	239
Iheartcommunications, Inc.
6.38%, 05/01/26 (m)	1,139	1,233
8.38%, 05/01/27	2,136	2,307
Intelsat (Luxembourg) S.A.
7.75%, 06/01/21	618	589
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23 (m)	35	33
8.00%, 02/15/24 (c)	1,172	1,218
8.50%, 10/15/24 (c)	755	762
9.75%, 07/15/25 (c)	300	314
Netflix, Inc.
3.63%, 05/15/27, EUR	700	809
4.63%, 05/15/29, EUR (d)	100	121
4.63%, 05/15/29, EUR (c)	400	484
3.88%, 11/15/29, EUR (c)	809	934
5.38%, 11/15/29 (c)	144	150
SoftBank Group Corp
4.00%, 04/20/23, EUR (d)	600	699
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,367
6.00%, 11/15/22	100	106
Sprint Corporation
7.25%, 09/15/21	2,188	2,336
7.63%, 03/01/26	47	52
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	1,150	1,158
4.74%, 03/20/25 (c)	4,500	4,784
5.15%, 03/20/28 (c)	1,440	1,562
Telesat Canada
6.50%, 10/15/27 (c)	98	100
United Group B.V.
4.38%, 07/01/22, EUR (d)	350	389
Univision Communications Inc.
5.13%, 05/15/23 (c)	42	42
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (c)	200	209
		36,851
Information Technology 2.4%
Broadcom Corporation
2.20%, 01/15/21	1,900	1,894
2.65%, 01/15/23	120	120
3.63%, 01/15/24	1,420	1,450
3.88%, 01/15/27	4,748	4,765
Broadcom Inc.
3.13%, 04/15/21 - 10/15/22 (c)	10,100	10,208
EMC Corporation
2.65%, 06/01/20	4,905	4,910
Fiserv, Inc.
2.75%, 07/01/24	192	195
3.50%, 07/01/29	138	145
Flex Ltd.
4.88%, 06/15/29	166	176
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (c)	48	51
Micron Technology, Inc.
5.50%, 02/01/25	113	116
4.19%, 02/15/27	152	156
5.33%, 02/06/29	202	222
4.66%, 02/15/30	380	396
NXP B.V.
4.13%, 06/01/21 (c)	4,426	4,540
3.88%, 09/01/22 (c)	1,930	1,992
4.30%, 06/18/29 (c)	200	214
Qorvo, Inc.
4.38%, 10/15/29 (c)	60	60
Radiate HoldCo, LLC
6.88%, 02/15/23 (c)	62	64
Refinitive US Holdings Inc.
4.50%, 05/15/26, EUR (d)	300	352
Tech Data Corporation
4.95%, 02/15/27 (p)	683	732
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (c)	1,208	1,228
Western Digital Corporation
4.75%, 02/15/26	294	302
		34,288
Health Care 2.1%
AbbVie Inc.
3.38%, 11/14/21	332	340
Bayer US Finance II LLC
3.13%, (3M USD LIBOR + 1.01%), 12/15/23 (c) (e)	400	400
Cigna Holding Company
3.19%, 07/15/23	510	511
Community Health Systems, Inc.
5.13%, 08/01/21 (m)	2,158	2,160
6.25%, 03/31/23	5,687	5,653
8.63%, 01/15/24 (c) (m)	1,786	1,851
8.00%, 03/15/26 (c)	1,134	1,133
Fresenius Medical Care
4.13%, 10/15/20 (c)	2	2
Mylan N.V.
3.75%, 12/15/20	1,980	2,010
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (c)	334	327
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	74	68
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (d)	4,500	4,767
3.25%, 04/15/22, EUR	400	405
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21 (m)	7,313	6,688
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22 (m)	760	656
Teva Pharmaceuticals USA, Inc.
2.25%, 03/18/20	2,554	2,521
Thermo Fisher Scientific Inc.
0.13%, 03/01/25, EUR	160	174
0.50%, 03/01/28, EUR	200	218
1.50%, 10/01/39, EUR	400	439
1.88%, 10/01/49, EUR	200	218
		30,541
Consumer Discretionary 2.0%
AA Bond Co Limited
2.88%, 01/31/22, GBP (d)	200	236
Bacardi Limited
4.50%, 01/15/21 (c)	1,600	1,635
4.45%, 05/15/25 (c)	200	214
4.70%, 05/15/28 (c)	200	218
Beazer Homes USA, Inc.
7.25%, 10/15/29 (c)	22	22
BMW Finance N.V.
2.25%, 08/12/22 (c)	700	701

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Core & Main LP
9.38%, 09/15/24 (c) (j)	115	116
Daimler Finance North America LLC
3.06%, 02/15/22 (c)	2,000	2,010
2.55%, 08/15/22 (c)	1,000	1,003
2.70%, 06/14/24 (c)	600	601
3.10%, 08/15/29 (c)	300	303
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (c) (m)	996	1,027
DriveTime Automotive Group, Inc.
8.00%, 06/01/21 (c)	750	765
EI Group PLC
6.88%, 02/15/21, GBP (d)	1,540	1,921
Ford Motor Credit Company LLC
3.55%, 10/07/22	928	930
General Motors Company
3.01%, (3M USD LIBOR + 0.80%), 08/07/20 (e)	990	992
GLP Financing, LLC
5.25%, 06/01/25	54	60
Hilton Domestic Operating Company Inc.
4.88%, 01/15/30 (c)	63	66
IHO Verwaltungs GmbH
4.38%, 05/15/25, EUR (c) (j)	400	451
4.63%, 05/15/27, EUR (c) (j)	200	222
6.75%, 05/15/27 (c) (j)	390	397
7.13%, 05/15/29 (c) (j)	412	417
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	76	78
Lear Corporation
5.25%, 01/15/25	1,790	1,844
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (c)	86	87
MCE Finance Limited
5.63%, 07/17/27 (c)	200	206
MGM Resorts International
5.25%, 03/31/20	3,080	3,115
Mitchells & Butlers Finance Plc
6.01%, 12/15/28, GBP (k)	144	204
Netflix, Inc.
5.50%, 02/15/22	2,300	2,441
QVC, Inc.
5.13%, 07/02/22	14	15
4.38%, 03/15/23	875	904
4.85%, 04/01/24	1,054	1,112
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (c)	72	72
Sands China Ltd.
4.60%, 08/08/23 (p)	400	423
5.13%, 08/08/25 (p)	400	440
5.40%, 08/08/28 (p)	600	678
Staples, Inc.
7.50%, 04/15/26 (c)	137	141
VOC Escrow Ltd.
5.00%, 02/15/28 (c)	31	32
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (c)	2,280	2,339
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
3.90%, 03/01/23	16	16
5.40%, 04/01/24 (k)	18	19
5.75%, 04/01/27 (p)	70	76
		28,559
Real Estate 1.9%
American Tower Corporation
3.00%, 06/15/23	88	90
CBL & Associates Limited Partnership
4.60%, 10/15/24	8	5
5.95%, 12/15/26 (m)	117	82
EPR Properties
4.75%, 12/15/26	32	35
4.95%, 04/15/28	90	98
Equinix, Inc.
2.88%, 03/15/24 - 02/01/26, EUR	12,440	14,164
ESH Hospitality, Inc.
4.63%, 10/01/27 (c)	108	108
Growthpoint Properties Ltd
5.87%, 05/02/23 (c)	200	214
Highwoods Realty Limited Partnership
4.13%, 03/15/28	60	64
Hunt Companies, Inc.
6.25%, 02/15/26 (c)	28	27
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (d)	2,795	3,548
3.25%, 11/12/25, EUR (d)	3,000	3,443
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	86
Life Storage LP
3.88%, 12/15/27	26	27
4.00%, 06/15/29	50	53
Newmark Group, Inc.
6.13%, 11/15/23 (p)	262	285
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	183
Physicians Realty L.P.
3.95%, 01/15/28	56	59
Plum Creek Timberlands, L.P.
4.70%, 03/15/21	1,690	1,738
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	67
3.90%, 10/15/29	46	45
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
4.75%, 03/15/25 (m)	42	43
Store Capital Corporation
4.50%, 03/15/28	48	52
4.63%, 03/15/29	49	54
The Howard Hughes Corporation
5.38%, 03/15/25 (c) (m)	2,441	2,550
UDR, Inc.
4.63%, 01/10/22	7	7
3.50%, 01/15/28	25	26
W.P. Carey Inc.
3.85%, 07/15/29	31	33
Welltower Inc.
4.25%, 04/15/28	32	35
		27,235
Industrials 1.9%
Air Lease Corporation
3.50%, 01/15/22	98	101
Aviation Capital Group LLC
2.88%, 01/20/22 (c)	120	121
Avolon Holdings Funding Limited
5.50%, 01/15/23 (c)	198	211
5.25%, 05/15/24 (c)	678	727
BOC Aviation Limited
3.32%, (3M USD LIBOR + 1.05%), 05/02/21 (c) (e)	250	251
3.24%, (3M USD LIBOR + 1.13%), 09/26/23 (c) (e)	200	200
Bombardier Inc.
7.88%, 04/15/27 (c)	392	390
Canadian Pacific Railway Limited
4.50%, 01/15/22 (p)	1,190	1,247
Delta Air Lines, Inc.
2.88%, 03/13/20	1,980	1,986
DP World PLC
2.38%, 09/25/26, EUR (c)	200	236
4.25%, 09/25/30, GBP (c)	100	138
Equifax Inc.
3.03%, (3M USD LIBOR + 0.87%), 08/15/21 (e)	126	126
3.60%, 08/15/21	44	45
F-Brasile S.P.A.
7.38%, 08/15/26 (c)	100	104
Fortress Transportation and Infrastructrue Investors LLC
6.75%, 03/15/22 (c)	1,028	1,073
6.50%, 10/01/25 (c)	789	811

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Fortune Brands Home & Security, Inc.
3.00%, 06/15/20	664	668
General Electric Capital Corporation
5.55%, 01/05/26	520	587
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (n)	1,468	1,393
International Lease Finance Corporation
4.63%, 04/15/21	500	516
5.88%, 08/15/22	851	932
Masco Corporation
5.95%, 03/15/22	690	740
Park Aerospace Holdings Limited
3.63%, 03/15/21 (c)	10	10
5.25%, 08/15/22 (c)	4,702	4,970
4.50%, 03/15/23 (c)	4,325	4,484
Penske Truck Leasing Co., L.P.
3.65%, 07/29/21 (c)	2,300	2,352
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (c)	50	52
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (d)	500	529
Sensata Technologies, Inc.
4.38%, 02/15/30 (c)	52	52
Textron Inc.
2.73%, (3M USD LIBOR + 0.55%), 11/10/20 (e)	250	250
Triumph Group, Inc.
4.88%, 04/01/21	194	194
5.25%, 06/01/22	36	36
6.25%, 09/15/24 (c)	121	126
Trivium Packaging Finance B.V.
3.75%, 08/15/26, EUR (c)	160	184
5.50%, 08/15/26 (c)	226	238
8.50%, 08/15/27 (c)	200	217
United Technologies Corporation
2.82%, (3M USD LIBOR + 0.65%), 08/16/21 (e)	97	97
ZLS Prestigia Ltd
4.00%, 03/01/26 (c)	7	7
		26,401
Utilities 0.9%
Duke Energy Corporation
2.68%, (3M USD LIBOR + 0.50%), 05/14/21 (d) (e) (i)	162	162
Edison International
2.40%, 09/15/22 (m)	96	95
2.95%, 03/15/23	12	12
5.75%, 06/15/27	85	95
Pacific Gas And Electric Company
0.00%, 10/01/20 - 12/01/46 (f) (g) (i)	10,899	11,443
0.00%, 08/01/23 (d) (f) (g) (i)	220	227
0.00%, 03/15/46 (f) (g)	460	462
Public Service Enterprise Group Incorporated
2.65%, 11/15/22	350	355
San Diego Gas & Electric Company
3.75%, 06/01/47	6	6
Southern California Edison Company
3.65%, 03/01/28	10	11
6.65%, 04/01/29	50	61
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	20
Southern California Gas Company
5.13%, 11/15/40	194	247
Talen Energy Supply, LLC
6.63%, 01/15/28 (c)	62	61
The Southern Company
2.75%, 06/15/20	30	30
		13,292
Energy 0.8%
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (c)	102	105
Enable Midstream Partners, LP
4.95%, 05/15/28	57	59
Enbridge Inc.
2.74%, (3M USD LIBOR + 0.40%), 01/10/20 (e)	910	910
EQT Corporation
3.09%, (3M USD LIBOR + 0.77%), 10/01/20 (e)	55	55
Gaz Capital S.A.
2.95%, 01/24/24, EUR (d)	4,380	5,191
Marathon Oil Corporation
2.80%, 11/01/22	132	133
Noble Corporation
7.88%, 02/01/26 (c)	11	8
Occidental Petroleum Corporation
3.14%, 02/08/21	94	95
2.60%, 08/13/21	76	76
3.44%, 08/13/21	46	46
Odebrecht Drilling Norbe VIII / IX Ltd.
6.35%, 12/01/21 (d)	46	45
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (d)	19	19
Pacific Drilling First Lien Escrow Issuer Ltd.
8.38%, 10/01/23 (c)	532	449
Petroleos Mexicanos
6.49%, 01/23/27 (c) (m)	180	187
2.75%, 04/21/27, EUR (d)	100	101
6.84%, 01/23/30 (c)	520	538
7.69%, 01/23/50 (c) (m)	270	282
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	700	754
Sunoco Logistics Partners Operations L.P.
5.50%, 02/15/20	700	709
Topaz Solar Farms LLC
4.88%, 09/30/39 (c)	79	81
5.75%, 09/30/39 (c)	664	737
Transocean Ltd.
5.38%, 05/15/23 (c)	100	100
Valaris plc
5.75%, 10/01/44	30	13
YPF Sociedad Anonima
55.12%, 09/24/20, ARS (e)	20,060	312
		11,005
Consumer Staples 0.7%
Altria Group, Inc.
1.00%, 02/15/23, EUR	1,444	1,600
Avon International Capital P.L.C.
6.50%, 08/15/22 (c)	46	48
BAT Capital Corp.
2.76%, 08/15/22	1,742	1,758
Campbell Soup Company
2.62%, (3M USD LIBOR + 0.50%), 03/16/20 (e)	160	160
2.75%, (3M USD LIBOR + 0.63%), 03/15/21 (e)	120	120
Danone
1.69%, 10/30/19 (c)	200	200
General Mills, Inc.
2.86%, (3M USD LIBOR + 0.54%), 04/16/21 (e)	176	176
Kraft Heinz Foods Company
4.88%, 02/15/25 (c)	5,412	5,594
Performance Food Group Company
5.50%, 10/15/27 (c)	55	58
		9,714
Materials 0.2%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	64	65
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (c)	34	35
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	110	108
Incitec Pivot Finance LLC
6.00%, 12/10/19 (c)	30	30
International Flavors & Fragrances Inc.
3.40%, 09/25/20	140	142
PT Indonesia Asahan Aluminium (Persero)
5.23%, 11/15/21 (c)	600	630
5.71%, 11/15/23 (c)	500	550
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (c)	138	135
Vale Overseas Ltd
6.25%, 08/10/26	370	428

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
6.88%, 11/21/36	125	158
6.88%, 11/10/39	81	103
		2,384
Total Corporate Bonds And Notes (cost $463,548)		468,074
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.6%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 2.28%, (1M USD LIBOR + 0.26%), 09/25/36 (e) (k)	19,432	19,215
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 2.82%, (1M USD LIBOR + 0.80%), 02/25/34 (e) (k)	2,267	2,256
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (c) (e)	5,650	6,158
Series IV-A2R-A, 1.10%, 10/15/29, EUR (c)	600	653
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 3.04%, (1M USD LIBOR + 1.02%), 04/25/34 (e) (k)	6,962	6,914
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 2.66%, (1M USD LIBOR + 0.64%), 03/25/30 (e)	1,664	1,547
Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,288	1,213
Series 2005-1A1-59, REMIC, 2.37%, (1M USD LIBOR + 0.33%), 11/20/35 (e)	2,986	2,831
Series 2006-1A1A-OA17, REMIC, 2.24%, (1M USD LIBOR + 0.20%), 12/20/46 (e)	2,634	2,214
Series 2005-B1-J4, REMIC, 3.37%, (1M USD LIBOR + 1.35%), 07/25/35 (e)	3,223	3,177
Series 2005-A3-38, REMIC, 2.72%, (1M USD LIBOR + 0.70%), 09/25/35 (e)	474	453
Series 2005-2A3A-AR1, REMIC, 2.37%, (1M USD LIBOR + 0.35%), 10/25/35 (e)	12,734	11,850
Series 2005-A1-81, REMIC, 2.30%, (1M USD LIBOR + 0.28%), 02/25/36 (e)	1,364	1,210
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,780	3,300
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,328	2,412
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 2.80%, (1M USD LIBOR + 0.78%), 04/25/34 (e) (k)	967	945
Atrium XII LLC
Series AR-12A, 3.11%, (3M USD LIBOR + 0.83%), 04/22/27 (c) (e)	5,600	5,600
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 2.79%, (3M USD LIBOR + 0.45%), 10/11/42 (c) (e)	8,150	6,890
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 3.23%, (1M USD LIBOR + 1.20%), 03/15/21 (c) (e)	7,010	7,015
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 2.72%, (1M USD LIBOR + 0.68%), 02/20/35 (e)	4,750	4,648
BBCMS Trust
Series 2018-A-RRI, REMIC, 2.73%, (1M USD LIBOR + 0.70%), 02/18/20 (c) (e)	2,046	2,036
Series 2018-B-RRI, REMIC, 3.08%, (1M USD LIBOR + 1.05%), 02/18/20 (c) (e)	800	796
Series 2018-C-RRI, REMIC, 3.28%, (1M USD LIBOR + 1.25%), 02/18/20 (c) (e)	600	598
Series 2018-D-RRI, REMIC, 4.08%, (1M USD LIBOR + 2.05%), 02/18/20 (c) (e)	400	400
Series 2018-E-RRI, REMIC, 5.13%, (1M USD LIBOR + 3.10%), 02/18/20 (c) (e)	2,600	2,610
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (c) (e)	6,000	27
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (c) (e)	5,974	4,704
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 2.56%, (1M USD LIBOR + 0.54%), 10/25/35 (e)	7,422	7,387
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (e)	6,296	1,964
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 2.17%, (1M USD LIBOR + 0.15%), 10/25/36 (e)	8,679	7,825
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-A1-1A, 2.30%, (1M USD LIBOR + 0.28%), 01/25/35 (c) (e)	838	815
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,983	1,500
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	5,813	6,123
Series 2013-1A4-2, REMIC, 4.72%, 11/25/37 (c) (e)	9,098	8,800
Civic Mortgage, LLC.
Series 2018-A1-2, 4.35%, 04/25/20 (c)	48	48
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,699	2,481
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.77%, 08/26/36 (c) (e)	4,965	5,063
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 3.32%, (3M USD LIBOR + 1.05%), 10/26/27 (c) (e)	8,250	8,241
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 4.23%, 06/26/36 (c) (e)	4,345	3,994
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	629	502
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 05/25/33 (e) (k)	525	516
Series 2006-2A4-20, REMIC, 2.25%, (1M USD LIBOR + 0.23%), 09/25/35 (e)	14,200	11,828
CWABS, Inc.
Series 2004-M4-AB2, REMIC, 3.29%, (1M USD LIBOR + 1.28%), 11/25/34 (e)	2,124	1,694
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 2.22%, (1M USD LIBOR + 0.20%), 04/25/36 (e)	4,107	3,637
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 2.99%, 01/25/36 (k)	5,905	5,558
Eurosail PLC
Series 2007-A3A-6NCX, 1.48%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (d) (e)	52	62
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 2.16%, 01/25/37 (k)	18,990	12,010
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 2.71%, 10/25/35 (k)	8,655	7,445
Great Wolf Trust
Series 2017-A-WOLF, 2.88%, (1M USD LIBOR + 0.85%), 09/15/34 (c) (e)	3,600	3,599
Series 2017-B-WOLF, 3.13%, (1M USD LIBOR + 1.10%), 09/15/34 (c) (e)	4,600	4,599
Interest Only, Series 2017-XCP-WOLF, 0.00%, 09/15/34 (c)	34,700	—
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 2.29%, (1M USD LIBOR + 0.27%), 03/25/36 (e) (k)	4,181	2,851
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 7.23%, 04/28/37 (c) (e)	21,121	7,369
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.42%, (1M USD LIBOR + 0.40%), 06/25/34 (c) (e)	6,234	5,713
Series 2004-M2-10, REMIC, 4.48%, 08/25/34 (k)	2,993	2,994
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (c)	382	337
Hawksmoor Mortgage Funding
Series 2019-A-1A, 0.00%, 05/25/53, GBP (c)	9,000	11,083
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 3.91%, (3M USD LIBOR + 1.76%), 05/23/39 (c) (e)	13,814	13,762
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.68%, 06/25/36	3,158	2,661
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 2.42%, (1M USD LIBOR + 0.40%), 05/25/35 (e)	1,482	1,157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 10/25/36 (e)	2,017	2,103
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 3.10%, (1M USD LIBOR + 1.08%), 07/25/35 (e)	4,000	3,921
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.99%, (3M USD LIBOR + 0.69%), 07/15/26 (c) (e)	2,051	2,054
Lanark Master Issuer PLC
Series 2019-1A1-1A, REMIC, 2.90%, 08/22/21 (c)	2,520	2,526
LP Credit Card ABS Master Trust
Series 2018-A-1, 3.82%, (1M USD LIBOR + 1.55%), 08/20/24 (c) (e)	583	579
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21 (c)	115	116
Series 2019-A-2A, 3.13%, 11/15/21 (c)	1,546	1,557
Series 2019-A-1A, 3.44%, 04/16/29 (c)	3,073	3,100
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 3.62%, (1M USD LIBOR + 1.60%), 11/25/34 (e) (k)	5,730	5,813
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (c)	1,673	1,697
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 4.79%, 07/28/48 (c) (e)	6,549	6,818
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.51%, (1M USD LIBOR + 0.45%), 01/08/20 (e)	3,976	3,978
Newgate Funding PLC
Series 2007-A3-2X, 0.94%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (d) (e)	4,900	5,482
OneMain Financial Issuance Trust
Series 2015-D-1A, 6.63%, 03/18/26 (c)	5,550	5,612
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 3.06%, (3M USD LIBOR + 0.90%), 11/15/26 (c) (e)	207	207
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 2.87%, (1M USD LIBOR + 0.86%), 08/25/35 (e)	6,543	6,233
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (e)	2,297	2,221
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 2.81%, (1M USD LIBOR + 0.80%), 03/25/35 (e)	2,768	2,752
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 2.99%, (1M USD LIBOR + 0.98%), 04/25/35 (e)	2,933	2,216
Series 2005-M2-EC1, REMIC, 2.79%, (1M USD LIBOR + 0.65%), 01/25/35 (e) (k)	935	904
Series 2006-M3-OP1, REMIC, 2.43%, (1M USD LIBOR + 0.41%), 10/25/35 (e) (k)	12,525	12,273
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 2.72%, (1M USD LIBOR + 0.47%), 10/25/35 (e)	4,975	4,588
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (c)	1,449	1,492
SLM Private Education Loan Trust
Series 2011-A3-B, 4.28%, (1M USD LIBOR + 2.25%), 06/16/42 (c) (e)	10,180	10,267
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 2.86%, 08/25/35 (k)	8,000	7,650
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 2.98%, (1M USD LIBOR + 0.95%), 10/18/19 (c) (e)	4,989	4,987
Series 2017-B-1, REMIC, 3.20%, (1M USD LIBOR + 1.17%), 10/18/19 (c) (e)	600	600
Series 2017-C-1, REMIC, 3.43%, (1M USD LIBOR + 1.40%), 10/18/19 (c) (e)	2,100	2,099
Series 2017-D-1, REMIC, 3.98%, (1M USD LIBOR + 1.95%), 10/18/19 (c) (e)	300	300
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 2.22%, 06/25/37 (k)	16,936	11,937
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 2.22%, (1M USD LIBOR + 0.20%), 10/25/37 (c) (e) (k)	2,188	2,179
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 3.17%, 10/15/27 (c)	4,200	4,198
Tralee CLO V Ltd
Series 2018-A1-5A, 3.39%, (3M USD LIBOR + 1.11%), 10/20/28 (c) (e)	500	499
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 3.73%, 09/20/39 (c)	2,817	2,818
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 4.18%, 09/25/35 (e)	3,340	3,396
Series 2007-4A2-OA3, REMIC, 3.15%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (e)	1,928	1,710
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 2.89%, (1M USD LIBOR + 0.85%), 12/15/20 (c) (e)	3,065	3,045
Series 2017-B-HSDB, 3.14%, (1M USD LIBOR + 1.10%), 12/15/20 (c) (e)	2,542	2,530
Series 2017-D-HSDB, 3.88%, (1M USD LIBOR + 1.84%), 12/15/20 (c) (e)	178	177
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 4.67%, 12/25/37 (e)	1,529	1,481
Total Non-U.S. Government Agency Asset-Backed Securities (cost $395,432)		393,405
SENIOR LOAN INTERESTS 3.0%
Communication Services 1.0%
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 6.30%, (3M LIBOR + 4.25%), 08/15/26 (e)	4,382	4,278
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 08/08/26 (e) (q)	200	200
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (e)	100	99
Gray Television, Inc.
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (e) (i)	99	100
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (e) (q)	25	25
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (e)	4,207	4,232
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (e)	3,853	3,861
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (e) (q)	341	343
Sinclair Television Group Inc.
Term Loan B2B, 4.54%, (3M LIBOR + 2.50%), 07/18/26 (e)	132	132
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 7.03%, (3M LIBOR + 5.00%), 02/09/23 (e)	326	307
		13,577
Consumer Discretionary 0.9%
APi Group Inc.
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/25/26 (e) (q)	500	501
Aramark Services, Inc.
Term Loan, 3.79%, (3M LIBOR + 1.75%), 03/01/25 (e)	93	93
Argus Media Ltd
Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/18/26 (e) (q)	100	100
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (e)	295	293
CSC Holdings, LLC
2018 Term Loan B, 4.53%, (3M LIBOR + 2.50%), 01/12/26 (e)	99	99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Diamond Resorts International, Inc.
Term Loan, 5.86%, (3M LIBOR + 3.75%), 09/02/23 (e)	798	774
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 08/09/25 (e)	99	100
Neiman Marcus Group Ltd LLC
Term Loan, 0.00%, (3M LIBOR + 6.00%), 10/25/23 (e) (q)	719	545
Term Loan, 7.97%, (3M LIBOR + 6.50%), 10/25/23 (e)	240	183
Term Loan, 8.06%, (3M LIBOR + 6.00%), 10/25/23 (e)	154	117
Term Loan, 8.56%, (3M LIBOR + 6.50%), 10/25/23 (e)	2,108	1,606
PetSmart, Inc.
Consenting Term Loan, 6.04%, (3M LIBOR + 4.00%), 03/11/22 (e)	348	339
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (e)	8,493	8,247
Wyndham Hotels & Resorts, Inc.
Term Loan B, 3.79%, (3M LIBOR + 1.75%), 03/29/25 (e)	99	99
		13,096
Utilities 0.3%
Pacific Gas And Electric Company
DIP Term Loan, 4.32%, (3M LIBOR + 2.25%), 12/31/20 (e)	3,062	3,078
Term Loan, 0.00%, (3M LIBOR + 1.00%), 02/22/49 (e) (q) (r)	100	99
Term Loan, 0.00%, (3M LIBOR + 1.00%), 02/22/49 (e) (f) (g) (i) (r)	1,507	1,496
		4,673
Health Care 0.3%
Advanz Pharma Corp.
Term Loan, 7.53%, (3M LIBOR + 5.50%), 09/06/24 (e)	478	450
Bausch Health Companies Inc.
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 11/26/25 (e)	184	184
Envision Healthcare Corporation
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (e) (q)	235	191
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (e)	854	694
Kinetic Concepts, Inc.
2017 USD Term Loan B, 5.58%, (3M LIBOR + 2.25%), 01/30/24 (e)	1,955	1,958
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.56%, (3M LIBOR + 3.25%), 06/01/25 (e)	98	96
		3,573
Industrials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.79%, (3M LIBOR + 1.75%), 01/15/25 (e)	126	126
Beacon Roofing Supply, Inc.
2017 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 01/02/25 (e)	30	29
NCI Building Systems, Inc.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/12/25 (e)	326	319
Sequa Corporation
Term Loan, 7.19%, (3M LIBOR + 5.00%), 11/28/21 (e)	1,985	1,965
Term Loan, 11.27%, (3M LIBOR + 9.00%), 04/28/22 (e)	141	139
West Corporation
Term Loan, 6.11%, (3M LIBOR + 4.00%), 10/03/24 (e)	35	32
		2,610
Financials 0.2%
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (e)	397	396
Dubai World Corporation
Term Loan, 2.50%, (3M LIBOR + 3.75%), 09/30/22 (e) (i) (r)	1,576	1,450
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/03/25 (e) (q)	70	44
2018 1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/04/25 (e)	313	197
U.S. Renal Care, Inc.
2019 Term Loan B, 7.06%, (3M LIBOR + 5.00%), 06/12/26 (e)	242	228
Westmoreland Coal Company
Term Loan, 10.39%, 03/15/22 (e) (i)	20	20
Whatabrands LLC
Term Loan B, 5.52%, (3M LIBOR + 3.25%), 07/19/26 (e)	53	53
		2,388
Information Technology 0.1%
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (e)	300	299
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (e)	1,081	1,086
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (e)	162	162
SS&C Technologies Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (e)	263	263
		1,810
Materials 0.0%
Advanced Drainage Systems, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 09/17/26 (e) (q)	49	49
Axalta Coating Systems Ltd.
Term Loan, 4.08%, (1M LIBOR + 1.75%), 06/01/24 (e)	30	30
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (e)	159	159
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (e)	377	369
		607
Consumer Staples 0.0%
Nestle Skin Health SA
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (e) (q)	455	457
Real Estate 0.0%
Forest City Enterprises, L.P.
Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/24/25 (e)	198	200
Sovereign 0.0%
Tanzania Republic
Term Loan, 7.74%, (3M LIBOR + 5.20%), 12/10/19 (e) (i) (r)	100	101
Energy 0.0%
Westmoreland Coal Company
Term Loan, 15.00%, (3M LIBOR + 15.00%), 03/15/29 (e) (h)	45	33
Total Senior Loan Interests (cost $43,684)		43,125
WARRANTS 0.2%
iHeartMedia, Inc. (f) (h) (i)	180	2,300
Total Warrants (cost $3,116)		2,300
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	515	1,298
iHeartMedia, Inc. (f) (i) (r)	274	—
iHeartMedia, Inc. (f) (i) (r)	658	—
iHeartMedia, Inc. (f) (h) (i)	—	6
iHeartMedia, Inc. (f) (i) (r)	5,290	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
iHeartMedia, Inc. - Class A (f) (m)	35	523
		1,827
Energy 0.0%
Westmoreland Coal Company (f) (i) (r)	1	10
Total Common Stocks (cost $3,020)		1,837
OTHER EQUITY INTERESTS 0.0%
iHeartMedia, Inc. (f) (i) (r) (s)	3,731	—
T-Mobile USA, Inc. (f) (i) (r) (s)	22	—
Communication Services 0.0%
iHeartMedia, Inc. (f) (i) (r) (s)	1,194	—
iHeartMedia, Inc. (f) (i) (r) (s)	294	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 20.3%
Discount Notes 18.5%
Federal Home Loan Banks Office of Finance
2.06%, 10/02/19 (t) (u)	10,500	10,499
2.17%, 10/04/19 (t) (u)	1,500	1,500
2.03%, 10/09/19 (t) (u)	3,300	3,298
2.00%, 10/18/19 (t) (u)	18,100	18,082
2.01%, 10/23/19 (t) (u)	62,800	62,719
1.99%, 10/25/19 (t) (u)	50,150	50,081
2.03%, 10/30/19 (t) (u)	87,100	86,953
2.03%, 11/06/19 (t) (u)	4,500	4,491
1.99%, 11/08/19 (t) (u)	4,800	4,790
1.95%, 11/15/19 (t) (u)	3,600	3,591
1.93%, 11/20/19 (t) (u)	9,700	9,673
1.94%, 12/11/19 (t) (u)	8,000	7,970
		263,647
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (v) (w)	15,206	15,206
Treasury Securities 0.7%
Presidencia Da Republica Federativa Do Brasil
5.55%, 01/01/20, BRL (t)	40,133	9,537
Presidencia De La Nacion
149.23%, 02/26/20, ARS (t)	1,630	19
79.65%, 03/11/20, ARS (t)	11,342	109
46.69%, 04/08/20, ARS (t)	8,601	94
68.92%, 04/28/20, ARS (t)	11,642	149
51.35%, 05/13/20, ARS (t)	48,950	468
58.25%, 08/27/20, ARS (t)	8,601	69
		10,445
Total Short Term Investments (cost $291,636)		289,298
Total Investments 124.4% (cost $1,785,876)		1,771,514
Total Securities Sold Short (0.8)% (proceeds $10,929)		(10,944)
Other Derivative Instruments 0.4%		5,800
Other Assets and Liabilities, Net (24.0)%		(342,524)
Total Net Assets 100.0%		1,423,846

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $346,357.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $337,239 and 23.7% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Non-income producing security.

(g) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) All or a portion of the security was on loan as of September 30, 2019.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) The coupon rate represents the yield to maturity.

(u) The security is a direct debt of the agency and not collateralized by mortgages.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.8%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.8%)
Mortgage-Backed Securities (0.6%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 10/15/47 (a)	(8,000)	(8,304)
U.S. Treasury Note (0.2%)
Treasury, United States Department of
2.88%, 08/15/28	(2,400)	(2,640)
Total Government And Agency Obligations (proceeds $10,929)		(10,944)
Total Securities Sold Short (0.8%) (proceeds $10,929)		(10,944)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $8,293.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	268	236	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Altice Financing S.A., 5.25%, 02/15/23	11/28/17	10,161	9,790	0.7
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	09/12/18	527	482	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.75%, callable at 100 beginning 02/18/20	03/26/18	5,635	5,104	0.4
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	02/13/19	974	964	0.1
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/29/18	265	230	—
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	12/07/18	4,057	3,903	0.3
Barclays PLC, 7.25%, callable at 100 beginning 03/15/23	01/26/18	4,135	3,748	0.3
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	128	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	529	511	—
China Construction Bank Corporation, 2.88%, 09/24/21	03/14/19	4,703	4,705	0.3
Comision De Promocion Del Peru Para La Exportacion, 6.35%, 08/12/28	09/19/19	138	139	—
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	02/22/18	2,990	2,626	0.2
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	11/03/17	10,867	10,211	0.7
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	218	222	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/28/20	05/10/19	130	123	—
Deutsche Bank Aktiengesellschaft, 0.06%, 12/07/20	03/27/19	112	108	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/14/22	03/27/19	1,026	999	0.1
Duke Energy Corporation, 2.68%, 05/14/21	05/11/18	162	162	—
EI Group PLC, 6.88%, 02/15/21	05/16/19	2,076	1,921	0.1
Eurosail PLC, Series 2007-A3A-6NCX, 1.48%, 09/13/45	10/15/18	67	62	—
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,025	5,191	0.4
GE Capital UK Funding Unlimited Company, 0.01%, 01/21/20	11/30/18	112	109	—
Gobierno de la Provincia de Buenos Aires, 58.11%, 04/12/25	09/19/19	23	26	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	12/05/18	1,085	1,224	0.1
HSBC Holdings PLC, 6.00%, callable at 100 beginning 09/29/23	12/10/18	238	248	—
Industrial and Commercial Bank of China Limited, 2.99%, 11/29/19	10/22/18	500	500	—
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	4,014	3,548	0.3
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,770	3,443	0.3
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	12/05/18	2,180	2,207	0.2
Lloyds Banking Group PLC, 7.88%, callable at 100 beginning 06/27/29	04/10/18	3,038	2,591	0.2
NatWest Markets PLC, 0.00%, 03/02/20	10/17/18	230	218	—
NatWest Markets PLC, 0.63%, 03/02/22	10/17/18	1,366	1,322	0.1
NatWest Markets PLC, 2.00%, 03/04/25	11/16/18	225	229	—
Netflix, Inc., 4.63%, 05/15/29	01/16/19	115	121	—
Newgate Funding PLC, Series 2007-A3-2X, 0.94%, 12/15/50	11/28/17	6,048	5,482	0.4
Odebrecht Drilling Norbe VIII / IX Ltd., 6.35%, 12/01/21	09/28/18	45	45	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	18	19	—
Pacific Gas And Electric Company, 0.00%, 08/01/23	12/07/18	206	227	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	40	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	40	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	24	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	24	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	98	101	—
Presidencia De La Nacion, 3.88%, 01/15/22	09/27/17	392	142	—
Presidencia De La Nacion, 3.38%, 01/15/23	11/02/17	340	124	—
Presidencia De La Nacion, 5.00%, 01/15/27	08/13/18	1,280	586	0.1
Presidencia De La Nacion, 2.37%, 12/31/33	09/27/17	4,166	1,606	0.1
Presidencia De La Nacion, 7.82%, 12/31/33	02/05/18	48	17	—
Presidencia De La Nacion, 6.25%, 11/09/47	11/02/17	116	43	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	502	529	—
QNB Finance Ltd, 3.87%, 07/18/21	08/29/18	402	404	—
Refinitive US Holdings Inc., 4.50%, 05/15/26	09/18/18	350	352	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/20	12/13/17	15	6	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	194	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	139	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	112	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	38	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	94	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	40	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	159	166	—
Santander UK Group Holdings PLC, 6.75%, callable at 100 beginning 06/24/24	12/05/17	3,879	3,561	0.3
Santander UK Group Holdings PLC, 1.13%, 09/08/23	11/29/18	110	112	—
Santander UK Group Holdings PLC, 0.44%, 03/27/24	11/28/18	645	648	0.1
Santander UK Group Holdings PLC, 2.92%, 05/08/26	11/15/18	878	889	0.1
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	09/18/19	428	429	—
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	09/16/19	5,801	5,782	0.4
Saudi Arabia, Kingdom of, 3.63%, 03/04/28	09/18/19	212	212	—
Saudi Arabia, Kingdom of, 4.38%, 04/16/29	09/16/19	674	673	0.1
SoftBank Group Corp, 4.00%, 04/20/23	12/24/18	716	699	0.1
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	278	274	—
Teva Pharmaceutical Finance Netherlands II B.V., 0.38%, 07/25/20	01/03/19	5,060	4,767	0.3
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,514	1,515	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,658	1,704	0.1
United Group B.V., 4.38%, 07/01/22	01/24/19	398	389	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.00%, 06/15/21	10/11/18	116	109	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.10%, 07/06/21	10/10/18	115	109	—
		109,535	99,817	7.0

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/PIMCO Income Fund
Pacific Gas And Electric Company– DIP Delayed Draw Term Loan	1,018	8
	1,018	8

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	December 2019	AUD	36,249	(130)	301
United States 10 Year Note	2,196	December 2019		288,837	(172)	(2,671)
					(302)	(2,370)
Short Contracts
Japan 10 Year Bond	(1)	December 2019	JPY	(155,175)	2	1
Long Gilt	(526)	December 2019	GBP	(70,202)	(252)	(496)
					(250)	(495)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(4)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	(1)
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	2	(15)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	(1)
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(2)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(3)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	1	(3)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	(1)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	1
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	4
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	(1)	12
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	1
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	3
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	1
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	2
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	(19)	140
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	(2)	21
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(108)	833
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(20)	150
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(20)	149
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(33)	231
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(8)	56
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	(3)	16
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	(5)	24
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	—	5
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	—	(128)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	2	(821)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		63,200	9	(3,996)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	1	(246)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	3	(1,445)
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	—	(70)
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	1	(33)
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	—	(81)
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	—	(68)
3M LIBOR (Q)	Receiving	2.75	(S)	12/20/47		3,900	(7)	(804)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		900	(2)	(270)
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	(1)	(31)
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		200	—	7
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	(4)	(6)
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	(19)	116
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	01/18/28	JPY	220,000	5	(76)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/08/28	JPY	2,970,000	72	(996)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	02/13/28	JPY	400,000	10	(144)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/16/28	JPY	360,000	9	(122)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	1,890,000	46	(657)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	16,770,000	400	(6,522)
6M EURIBOR (S)	Receiving	0.50	(A)	12/18/29	EUR	4,300	6	(229)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	74	(332)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	2,200	9	(90)
							398	(15,425)

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.31.V4 (Q)	5.00	12/20/23	816	(63)	(1)	(20)
CDX.NA.HY.33 (Q)	5.00	12/20/24	100	(7)	—	—
				(70)	(1)	(20)
Credit default swap agreements - sell protection[4]
CDX.EM.28.V2 (Q)	1.00	12/20/22	(20,283)	(381)	14	454
CDX.EM.29 (Q)	1.00	06/20/23	(4,100)	(125)	4	(41)
CDX.EM.30 (Q)	1.00	12/20/23	(20,700)	(804)	12	170
CDX.EM.31 (Q)	1.00	06/20/24	(8,900)	(417)	6	(107)
CDX.NA.HY.32 (Q)	5.00	06/20/24	(8,811)	621	16	21
General Electric Company (Q)	1.00	12/20/20	(100)	1	—	4
General Electric Company (Q)	1.00	12/20/23	(200)	—	—	10
				(1,105)	52	511

JNL/PIMCO Income Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Dec. 2019	Put	116.00	11/22/19	250	—

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions[10]
CDX.NA.HY.32, 06/20/24	CGM	Put	94.00	10/16/19	6,000,000	—
CDX.NA.IG.32, 06/20/24	GSC	Put	0.85	11/20/19	45,200,000	(11)
						(11)
Interest Rate Swaptions[10]
3M LIBOR, 11/01/24	GSC	Call	1.50	10/30/19	5,800,000	(25)
3M LIBOR, 11/01/24	GSC	Put	1.50	10/30/19	5,800,000	(24)
						(49)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	11/15/19	AUD	29,971	20,260	(383)
BRL/USD	CIT	01/03/20	BRL	9,067	2,170	(222)
EUR/USD	CIT	11/15/19	EUR	6,107	6,680	(122)
GBP/USD	CIT	11/15/19	GBP	3,014	3,712	(29)
JPY/USD	CIT	11/15/19	JPY	134,200	1,245	(6)
JPY/USD	GSC	11/15/19	JPY	2,364,900	21,938	(15)
MXN/USD	GSC	10/09/19	MXN	13,016	658	(10)
MXN/USD	CIT	10/16/19	MXN	210,892	10,660	(90)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	GSC	11/05/19	MXN	4,650	234	(1)
MXN/USD	CIT	11/19/19	MXN	230,684	11,595	67
MXN/USD	GSC	11/19/19	MXN	5,182	260	(4)
MXN/USD	CIT	01/22/20	MXN	10,895	542	(14)
PEN/USD	CIT	10/15/19	PEN	2,000	593	3
PEN/USD	CIT	10/22/19	PEN	732	217	1
PEN/USD	CIT	10/23/19	PEN	1,916	568	3
RUB/USD	GSC	11/15/19	RUB	565,230	8,663	87
RUB/USD	CIT	12/16/19	RUB	1,688,686	25,766	859
TRY/USD	GSC	10/09/19	TRY	2,773	490	15
TRY/USD	CSI	10/22/19	TRY	26,907	4,730	61
TRY/USD	CIT	10/25/19	TRY	2,735	480	6
TRY/USD	CIT	10/28/19	TRY	9,141	1,604	4
USD/AUD	CIT	11/15/19	AUD	(30,523)	(20,633)	34
USD/BRL	CIT	01/03/20	BRL	(49,200)	(11,775)	946
USD/EUR	CIT	11/15/19	EUR	(100,645)	(110,072)	3,320
USD/EUR	GSC	11/15/19	EUR	(422)	(461)	12
USD/GBP	CIT	11/15/19	GBP	(36,387)	(44,821)	(607)
USD/GBP	CIT	11/15/19	GBP	(1,975)	(2,433)	9
USD/JPY	CIT	11/15/19	JPY	(2,792,800)	(25,908)	488
USD/MXN	CIT	10/09/19	MXN	(10,895)	(551)	15
USD/MXN	CIT	10/16/19	MXN	(210,892)	(10,659)	(193)
USD/NZD	GSC	11/15/19	NZD	(14,224)	(8,916)	255
USD/PEN	CIT	10/15/19	PEN	(2,000)	(593)	(1)
USD/PEN	CIT	10/22/19	PEN	(732)	(217)	5
USD/PEN	CIT	10/23/19	PEN	(1,916)	(568)	(5)
USD/PEN	CIT	11/29/19	PEN	(334)	(99)	(1)
USD/PEN	CIT	01/17/20	PEN	(2,648)	(782)	(4)
USD/PEN	CIT	02/24/20	PEN	(2,000)	(590)	(3)
					(116,013)	4,480

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	333	(328)	661
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	31	(74)	105
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	56	(78)	134
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,493)	99	65	34
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	310	48	262
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.06	1.00	06/20/24	(3,300)	(7)	(56)	49
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.84	1.00	06/20/23	(300)	2	(3)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	0.92	1.00	12/20/23	(300)	1	(6)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	0.72	1.00	12/20/22	(1,000)	9	1	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.92	1.00	12/20/23	(2,100)	8	(40)	48
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.16	1.00	12/20/24	(1,500)	(11)	(12)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.84	1.00	06/20/23	(7,200)	44	(55)	99
Minfin Rossii, FKU (Q)	CGM	0.53	1.00	12/20/22	(6,900)	104	(20)	124
Minfin Rossii, FKU (Q)	DUB	0.62	1.00	06/20/23	(200)	2	(6)	8
Minfin Rossii, FKU (Q)	GSC	0.79	1.00	06/20/24	(9,100)	92	(147)	239
Minfin Rossii, FKU (Q)	GSC	0.69	1.00	12/20/23	(100)	1	(2)	3
Presidência Da República Federativa Do Brasil (Q)	CGM	1.37	1.00	12/20/24	(700)	(12)	(12)	—
Presidência Da República Federativa Do Brasil (Q)	CGM	1.00	1.00	06/20/23	(400)	—	(25)	25
Presidência Da República Federativa Do Brasil (Q)	CGM	0.87	1.00	12/20/22	(4,800)	21	(158)	179
Presidência Da República Federativa Do Brasil (Q)	GSC	1.37	1.00	12/20/24	(500)	(9)	(8)	(1)
Presidencia De La Nacion (Q)	CGM	86.90	5.00	06/20/23	(45)	(27)	1	(28)
South Africa, Parliament of (Q)	CGM	1.53	1.00	06/20/23	(1,500)	(27)	(76)	49
South Africa, Parliament of (Q)	GSC	1.80	1.00	06/20/24	(600)	(21)	(25)	4
					(134,763)	999	(1,016)	2,015

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CSI	12/20/19	300	—	4
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CSI	03/20/20	400	—	—
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CSI	12/20/19	400	—	48
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	GSC	12/20/19	11,400	—	307
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	GSC	12/20/19	7,700	—	99
iBoxx Liquid Investment Grade Index (E)	3M LIBOR +0.00% (Q)	GSC	12/20/19	700	—	26
					—	484

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 125.8%
U.S. Treasury Inflation Indexed Securities 59.6%
Treasury, United States Department of
0.13%, 04/15/21 (a) (b) (c)	190,115	188,066
0.13%, 01/15/22 - 04/15/22 (a) (b)	59,665	59,091
0.38%, 07/15/25 (b) (c)	24,336	24,685
0.63%, 01/15/26 (b) (c)	162,843	167,143
0.13%, 07/15/26 (b)	48,306	48,261
0.38%, 01/15/27 (a) (b)	43,251	43,791
0.38%, 07/15/27 (b)	26,725	27,180
0.50%, 01/15/28 (b)	46,497	47,645
0.75%, 07/15/28 - 02/15/45 (b)	68,191	71,781
0.25%, 07/15/29 (b) (c)	16,637	16,814
3.38%, 04/15/32 (b)	5,266	7,283
2.13%, 02/15/41 (b)	6,678	8,970
1.38%, 02/15/44 (b)	78,647	94,315
1.00%, 02/15/46 - 02/15/49 (b)	62,055	69,419
0.88%, 01/15/29 - 02/15/47 (b)	36,088	38,913
		913,357
Treasury Inflation Indexed Securities 50.8%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	2,290,944	22,084
Canada, Government of
4.25%, 12/01/26, CAD (b)	5,931	5,787
Commonwealth of Australia
1.25%, 02/21/22, AUD (d)	5,290	4,268
3.00%, 09/20/25, AUD (d)	8,920	8,951
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (b)	12,583	648
HM Treasury
1.25%, 11/22/27, GBP (b) (c) (e)	22,719	39,081
0.13%, 03/22/26 - 08/10/28, GBP (b) (c)	25,584	39,823
New Zealand Government
2.00%, 09/20/25, NZD (d)	14,100	10,676
3.00%, 09/20/30, NZD (d)	2,500	2,181
Republique Francaise Presidence
2.10%, 07/25/23, EUR (b) (e)	15,409	19,003
Treasury, United States Department of
1.25%, 07/15/20 (a) (b)	8,119	8,153
0.63%, 07/15/21 - 02/15/43 (a) (b)	5,556	5,656
0.13%, 07/15/22 (b)	10,331	10,293
0.13%, 01/15/23 (a) (b)	16,408	16,279
0.38%, 07/15/23 (b)	65,958	66,391
0.25%, 01/15/25 (b)	12,103	12,149
2.38%, 01/15/25 (b) (c)	183,128	203,987
2.00%, 01/15/26 (b) (c)	117,258	130,303
2.38%, 01/15/27 (a) (b)	3,181	3,677
1.75%, 01/15/28 (b)	18,842	21,203
3.63%, 04/15/28 (b)	32,699	42,003
2.50%, 01/15/29 (b)	25,343	30,649
3.88%, 04/15/29 (b)	11,476	15,403
2.13%, 02/15/40 (b)	45,702	60,891
		779,539
Mortgage-Backed Securities 12.9%
Federal Home Loan Mortgage Corporation
4.31%, (6M USD LIBOR + 1.75%), 07/01/36 (f)	106	110
3.93%, (12M USD LIBOR + 1.50%), 09/01/36 (f)	98	102
4.18%, (12M USD LIBOR + 1.68%), 10/01/36 (f)	60	63
2.48%, (1M USD LIBOR + 0.45%), 09/15/42 (f)	4,249	4,245
Federal National Mortgage Association, Inc.
4.12%, (12M USD LIBOR + 1.31%), 11/01/35 (f)	17	18
4.86%, (12M USD LIBOR + 1.81%), 03/01/36 (f)	38	39
4.76%, (12M USD LIBOR + 2.02%), 06/01/36 (f)	15	15
TBA, 2.50%, 11/15/47 - 12/15/47 (c)	69,200	68,816
TBA, 3.00%, 11/15/47 - 12/15/47 (c)	95,000	96,330
TBA, 3.50%, 11/15/47 - 12/15/47 (c)	26,590	27,277
		197,015
Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 3.65%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (f)	218	222
Series T-1A1-63, REMIC, 3.49%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (f)	162	165
Series WF-4779, REMIC, 2.58%, (1M USD LIBOR + 0.35%), 07/15/44 (f)	2,528	2,522
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 2.28%, (1M USD LIBOR + 0.06%), 07/25/37 (f)	74	72
Series 2019-FA-5, REMIC, 2.42%, (1M USD LIBOR + 0.40%), 03/25/49 (f)	8,335	8,334
Government National Mortgage Association
Series 2017-FB-H10, 3.63%, (1M USD LIBOR + 0.75%), 04/20/67 (f)	2,498	2,571
Series 2018-FG-H15, REMIC, 2.27%, (1M USD LIBOR + 0.15%), 08/20/68 (f)	3,432	3,407
		17,293
Sovereign 0.8%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,713
6.15%, 08/12/32, PEN	16,600	5,611
Generalitat de Catalunya
4.95%, 02/11/20, EUR (h)	1,800	1,993
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	209
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	2,009
Presidencia De La Nacion
54.21%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (f) (i)	200	2
67.42%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (f)	146,540	1,145
55.47%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (f)	15,030	141
59.93%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (f)	500	8
		12,831
Commercial Mortgage-Backed Securities 0.6%
Government National Mortgage Association
Series 2019-FE-20, 2.44%, 02/20/49	8,522	8,503
Municipal 0.0%
Tobacco Settlement Finance Authority of West Virginia
7.47%, 06/01/47	285	295
Total Government And Agency Obligations (cost $1,899,182)		1,928,833
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.5%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 2.22%, (1M USD LIBOR + 0.20%), 03/25/37 (f)	444	297
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (f) (g)	500	545
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	166	144
Series 2006-A1-HY11, REMIC, 2.14%, (1M USD LIBOR + 0.12%), 06/25/36 (f)	575	560
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	3,338	2,315
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	469	468
Atrium XII LLC
Series AR-12A, 3.11%, (3M USD LIBOR + 0.83%), 04/22/27 (f) (g)	1,900	1,900
Babson Euro CLO
Series 2015-A1R-1A, 0.45%, (3M EURIBOR + 0.82%), 10/25/29, EUR (f) (g)	600	651
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.70%, 06/25/35 (f)	44	42

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (g) (j) (k)	231	232
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (g)	562	574
Series 2011-12A1-RR5, REMIC, 4.88%, 03/26/37 (f) (g)	621	636
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 3.98%, 01/25/36 (f)	262	264
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 4.02%, 08/25/36 (f)	137	127
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 5.07%, 05/25/33 (f)	15	15
Series 2003-2A1-9, REMIC, 4.62%, 02/25/34 (f)	90	90
Series 2004-22A1-9, REMIC, 4.45%, 11/25/34 (f)	85	87
Series 2004-22A1-10, REMIC, 4.60%, 01/25/35 (f)	75	76
Series 2005-2A1-1, REMIC, 4.31%, 03/25/35 (f)	153	155
Bear Stearns Asset Backed Securities I LLC
Series 2005-M2-HE12, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 12/25/35 (f)	216	215
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 3.02%, (1M USD LIBOR + 1.00%), 08/25/37 (f)	326	324
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.61%, 12/26/46 (f)	368	319
Benefit Street Partners CLO VII Ltd
Series 2015-A1AR-VIIA, 3.08%, (3M USD LIBOR + 0.78%), 07/18/27 (f) (g)	1,100	1,100
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	1,630	1,777
Series 2015-A2R-1A, 3.38%, (3M USD LIBOR + 1.05%), 10/03/29 (f) (g)	1,060	1,058
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (f) (g)	250	273
Catamaran CLO Ltd
Series 2013-AR-1A, 3.11%, (3M USD LIBOR + 0.85%), 01/27/28 (f) (g)	4,270	4,242
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 4.47%, 02/25/37 (f)	19	19
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,234	1,033
CIFC Funding Ltd
Series 2015-AR-2A, 3.08%, (3M USD LIBOR + 0.78%), 04/15/27 (f) (g)	4,508	4,497
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.37%, (1M USD LIBOR + 1.35%), 08/25/24 (f) (g)	2,987	3,004
Series 2007-2A3-1, REMIC, 3.47%, (1M USD LIBOR + 1.55%), 09/25/24 (f) (g)	126	127
Citigroup Mortgage Loan Trust Inc
Series 2005-M3-HE4, REMIC, 2.48%, (1M USD LIBOR + 0.46%), 10/25/35 (f)	3,422	3,231
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (f) (g) (j)	393	395
Series 2005-2A2B-3, REMIC, 4.57%, 08/25/35 (f)	95	84
Series 2005-A2-6, REMIC, 4.55%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (f)	18	18
Series 2005-A1-6, REMIC, 4.68%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (f)	16	16
Series 2007-A3A-AMC2, REMIC, 2.10%, (1M USD LIBOR + 0.08%), 01/25/37 (f)	66	49
Series 2007-A3A-AHL3, REMIC, 2.08%, (1M USD LIBOR + 0.06%), 05/25/37 (f)	140	112
Series 2007-22AA-10, REMIC, 4.22%, 09/25/37 (f)	616	569
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	12	12
Series 2006-A1-AMC1, REMIC, 2.16%, (1M USD LIBOR + 0.15%), 09/25/36 (f) (g)	1,640	1,566
Series 2007-1A1A-AR4, REMIC, 4.61%, 03/25/37 (f)	2,384	2,324
Series 2015-1A1-2, REMIC, 2.35%, (1M USD LIBOR + 0.20%), 06/25/47 (f) (g)	1,764	1,740
College Loan Corporation
Series 2007-A1-2, 2.53%, (3M USD LIBOR + 0.25%), 01/25/24 (f)	800	781
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22 (g)	559	566
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (g)	291	293
Credit Suisse Securities (USA) LLC
Series 2004-2A1-AR3, REMIC, 4.54%, 04/25/34 (f)	4	4
Credit-Based Asset Servicing & Securitization LLC
Series 2007-A3-CB6, 2.24%, (1M USD LIBOR + 0.22%), 07/25/37 (f) (g)	3,229	2,182
Series 2007-A1-CB6, REMIC, 2.14%, (1M USD LIBOR + 0.12%), 07/25/37 (f) (g)	110	73
Series 2005-M4-CB3, REMIC, 3.07%, (1M USD LIBOR + 1.05%), 08/25/34 (f)	205	201
CSMC
Series 2015-5A2-3R, REMIC, 2.17%, (1M USD LIBOR + 0.15%), 09/29/36 (f) (g)	2,730	2,635
Series 2015-2A2-12R, REMIC, 2.77%, 12/03/37 (f) (g)	2,300	2,053
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f)	726	339
CVP Cascade CLO-1 Ltd
Series 2013-A1R-CLO1, 3.47%, (3M USD LIBOR + 1.15%), 01/16/26 (f) (g)	541	541
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 2.21%, (1M USD LIBOR + 0.19%), 02/25/36 (f)	4,574	4,351
Series 2007-1A1-12, REMIC, 2.76%, (1M USD LIBOR + 0.74%), 06/25/37 (f) (k)	159	158
CWABS, Inc.
Series 2005-MV3-11, REMIC, 2.55%, (1M USD LIBOR + 0.53%), 01/25/36 (f)	4,100	4,065
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.80%, 08/25/34 (f)	81	79
Series 2004-5A-HYB7, REMIC, 4.49%, 11/20/34 (f)	15	15
Series 2004-2A1-HYB5, REMIC, 4.18%, 04/20/35 (f)	47	45
Eurosail PLC
Series 2007-A3A-3X, 1.73%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (e) (f)	1,203	1,465
Series 2007-A3C-3A, 1.73%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (f) (g)	414	504
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.33%, (1M USD LIBOR + 0.31%), 07/25/36 (f)	2,930	2,758
First NLC Trust
Series 2007-A1-1, REMIC, 2.09%, (1M USD LIBOR + 0.07%), 08/25/37 (f) (g)	269	178
Flagship VII LTD
Series 2013-A1R-7A, 3.40%, (3M USD LIBOR + 1.12%), 01/20/26 (f) (g)	491	491
Great Hall Mortgages PLC
Series 2006-A2A-1, 0.93%, (3M GBP LIBOR + 0.15%), 06/18/38, GBP (e) (f)	83	100
Series 2007-A2A-1, 0.91%, (3M GBP LIBOR + 0.13%), 03/18/39, GBP (e) (f)	107	129
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 2.20%, (1M USD LIBOR + 0.18%), 09/25/46 (f)	462	425

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Grifonas Finance PLC
Series 1-A, 0.00%, (6M EURIBOR + 0.28%), 08/28/39, EUR (e) (f)	719	713
GS Mortgage Securities Corp Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (g)	4,300	4,347
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (k)	410	323
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.72%, 01/25/35 (f)	62	62
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 3.20%, (3M USD LIBOR + 0.92%), 04/20/27 (f)	1,500	1,499
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 4.30%, 04/19/34 (f)	126	123
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 2.25%, (1M USD LIBOR + 0.19%), 09/19/37 (f) (k)	31	30
Hawksmoor Mortgage Funding
Series 2019-A-1A, 0.00%, 05/25/53, GBP (g)	7,300	8,990
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 2.81%, (1M USD LIBOR + 0.80%), 07/25/34 (f) (k)	171	169
Series 2005-M2-8, REMIC, 2.47%, (1M USD LIBOR + 0.45%), 02/25/36 (f) (k)	1,700	1,663
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 2.68%, (1M USD LIBOR + 0.66%), 10/25/35 (f)	179	180
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	18	18
Series 2005-4A1-AR1, REMIC, 4.17%, 03/25/35 (f)	190	189
Series 2005-2A1-AR1, REMIC, 4.57%, 11/25/35 (f)	118	119
Series 2005-A1-16IP, REMIC, 2.66%, (1M USD LIBOR + 0.64%), 07/25/45 (f)	126	119
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 2.23%, (1M USD LIBOR + 0.21%), 10/25/36 (f) (k)	94	92
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 4.48%, 07/25/35 (f)	74	75
Series 2005-7A1-A6, REMIC, 4.26%, 08/25/35 (f)	131	129
Series 2005-2A1-A6, REMIC, 4.58%, 08/25/35 (f)	97	97
Series 2005-4A1-A6, REMIC, 4.26%, 09/25/35 (f)	20	20
Series 2008-1A1-R2, REMIC, 3.72%, 07/27/37 (f) (g)	364	374
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.99%, (3M USD LIBOR + 0.69%), 07/15/26 (f) (g)	1,530	1,532
Jamestown CLO V Ltd
Series 2014-AR-5A, 3.52%, (3M USD LIBOR + 1.22%), 01/19/27 (f) (g)	4,208	4,213
Jubilee CLO BV
Series 2015-AR-15A, 0.48%, (3M EURIBOR + 0.84%), 07/12/28, EUR (f) (g)	1,000	1,084
Series 2015-A1R-16A, 0.37%, (3M EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	1,840	2,004
KVK CLO Ltd
Series 2013-AR-1A, 3.20%, (3M USD LIBOR + 0.90%), 01/14/28 (f) (g)	560	558
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (g) (k)	758	770
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 2.27%, (1M USD LIBOR + 0.25%), 08/25/47 (f)	1,098	1,028
Loancore Issuer Ltd.
Series 2019-A-CRE2, 3.16%, (1M USD LIBOR + 1.13%), 10/15/23 (f) (g)	2,700	2,701
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 2.14%, (1M USD LIBOR + 0.12%), 08/25/36 (f)	515	272
Man GLG Euro CLO II DAC
Series A1R-2A, 0.87%, 01/15/30, EUR (f) (g)	800	876
Marathon CLO V Ltd
Series 2013-A1R-5A, 3.02%, 11/21/27 (g)	1,450	1,442
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29 (g)	622	623
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 4.15%, 12/25/33 (f)	221	214
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 10/25/35 (f)	72	70
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 4.45%, 02/25/34 (f)	127	126
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 4.44%, 02/25/33 (f)	65	63
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE6, REMIC, 2.08%, (1M USD LIBOR + 0.06%), 05/25/37 (f)	61	53
Series 2004-M3-NC7, REMIC, 2.99%, (1M USD LIBOR + 0.98%), 07/25/34 (f)	461	456
Series 2005-M2-HE2, REMIC, 2.68%, (1M USD LIBOR + 0.66%), 01/25/35 (f)	1,338	1,295
MortgageIT Trust
Series 2004-M2-2, REMIC, 3.02%, (1M USD LIBOR + 1.01%), 12/25/34 (f)	381	363
Navient Funding, LLC
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (f)	28	30
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (e) (f)	590	643
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (f)	305	332
Series 2004-A6B-3A, 2.83%, (3M USD LIBOR + 0.55%), 10/25/39 (f)	2,800	2,738
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.68%, (1M USD LIBOR + 0.45%), 10/07/20 (f)	546	546
Series 2010-2A-R3, REMIC, 2.62%, (1M USD LIBOR + 0.56%), 12/08/20 (f)	1,715	1,718
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 2.78%, (1M USD LIBOR + 0.77%), 02/25/35 (f)	378	370
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 2.78%, (1M USD LIBOR + 0.77%), 05/25/35 (f)	2,735	2,653
OCP CLO Ltd
Series 2015-A1R-8A, 3.15%, (3M USD LIBOR + 0.85%), 04/17/27 (f) (g)	1,192	1,192
Series 2015-A1R-9A, 3.10%, (3M USD LIBOR + 0.80%), 07/15/27 (f) (g)	2,600	2,600
Series 2015-A1R-10A, 3.09%, (3M USD LIBOR + 0.82%), 10/26/27 (f) (g)	2,050	2,048
OHA Credit Partners IX Ltd
Series 2013-A1R-9A, 3.29%, (3M USD LIBOR + 1.01%), 10/20/25 (f) (g)	1,493	1,493
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (f) (g)	1,000	1,090
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 4.88%, 08/25/33 (f)	75	75
RALI Series Trust
Series 2007-A-QH8, REMIC, 3.39%, 10/25/37 (f)	881	810
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 2.89%, (1M USD LIBOR + 0.87%), 02/25/34 (f)	629	627
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 2.65%, (1M USD LIBOR + 0.63%), 12/25/35 (f)	500	494
Series 2006-M1-KS3, REMIC, 2.51%, (1M USD LIBOR + 0.33%), 04/25/36 (f)	1,000	982
Series 2006-A4-EMX4, REMIC, 2.48%, (1M USD LIBOR + 0.46%), 06/25/36 (f)	5,768	5,552
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	228	150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 2.33%, (1M USD LIBOR + 0.31%), 08/25/24 (f)	800	755
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 2.17%, (1M USD LIBOR + 0.15%), 07/25/36 (f)	472	258
Series 2006-A2C-HE1, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 07/25/36 (f) (k)	3,283	1,744
SLM Private Education Loan Trust
Series 2013-A2A-B, 1.85%, 06/17/30 (g)	42	42
Series 2011-A3-B, 4.28%, (1M USD LIBOR + 2.25%), 06/16/42 (f) (g)	940	948
SLM Student Loan Trust
Series 2008-A-9, 3.78%, (3M USD LIBOR + 1.50%), 04/25/23 (f)	1,268	1,275
SoFi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 01/25/21 (g)	1,208	1,206
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 2.22%, (1M USD LIBOR + 0.20%), 06/25/37 (f)	2,086	1,661
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/25/26 (g)	4,438	4,482
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (g) (k)	288	288
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 2.72%, (1M USD LIBOR + 0.66%), 10/19/34 (f)	14	13
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 4.46%, 02/25/34 (f)	217	216
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (k)	473	36
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 3.17%, 10/15/27 (g)	250	250
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 4.58%, 04/25/45 (f)	145	139
Series 2006-A2B-4, REMIC, 4.47%, 07/25/36 (f)	155	144
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.79%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (e) (f)	6,795	8,377
Tralee CLO III Ltd
Series 2014-AR-3A, 3.31%, (3M USD LIBOR + 1.03%), 10/20/27 (f) (g)	2,600	2,597
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	235	252
Venture XX CLO Ltd
Series 2015-AR-20A, 3.12%, (3M USD LIBOR + 0.82%), 04/15/27 (f) (g)	5,474	5,461
Venture XXI CLO Ltd
Series 2015-AR-21A, 3.18%, (3M USD LIBOR + 0.88%), 07/15/27 (f) (g)	2,200	2,200
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (g) (k)	1,704	1,703
Vornado DP LLC
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (g)	4,600	4,677
Voya CLO Ltd
Series 2014-A1R-3A, 3.00%, 07/27/26 (g)	2,428	2,428
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 4.68%, 06/25/33 (f)	92	94
Series 2003-2A-AR9, REMIC, 4.40%, 09/25/33 (f)	93	93
Series 2005-3A1-AR10, REMIC, 3.88%, 08/25/35 (f)	19	18
Series 2005-2A1-AR14, REMIC, 3.99%, 12/25/35 (f)	94	93
Series 2006-1A-AR9, REMIC, 3.45%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (f)	1,973	1,884
Series 2007-1A-OA4, REMIC, 3.22%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (f)	288	267
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 4.52%, 03/25/33 (f)	43	43
Wells Fargo Mortgage Backed Securities Trust
Series 2004-A1-AA, REMIC, 4.98%, 12/25/34 (f)	69	69
Wind River CLO Ltd
Series 2012-AR2-1A, 3.18%, (3M USD LIBOR + 0.88%), 01/15/26 (f) (g)	1,800	1,800
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 3.27%, (3M USD LIBOR + 0.95%), 07/16/27 (f) (g)	3,570	3,560
Total Non-U.S. Government Agency Asset-Backed Securities (cost $175,858)		176,003
CORPORATE BONDS AND NOTES 7.7%
Financials 5.1%
AerCap Ireland Limited
4.25%, 07/01/20	3,400	3,457
4.63%, 10/30/20	400	411
Ally Financial Inc.
3.75%, 11/18/19	200	200
4.13%, 03/30/20	250	252
4.25%, 04/15/21	50	51
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (e) (l)	200	230
6.75%, (callable at 100 beginning 02/18/20), EUR (e) (l)	400	444
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (e) (l)	100	115
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (l)	1,160	1,256
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (e) (l)	200	226
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (e) (l) (m)	2,500	2,805
6.63%, (callable at 100 beginning 06/29/21), EUR (e) (l)	1,200	1,425
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,055
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,121
Diamond Finance International Limited
4.42%, 06/15/21 (g)	4,200	4,331
ERAC USA Finance LLC
2.70%, 11/01/23 (g)	100	101
Ford Motor Credit Company LLC
2.70%, (3M USD LIBOR + 0.43%), 11/02/20 (f)	600	595
General Electric Capital Corporation
2.20%, 01/09/20	1,300	1,298
4.38%, 09/16/20	100	102
3.10%, 01/09/23	2,300	2,330
Imperial Brands Finance PLC
2.95%, 07/21/20 (g)	1,200	1,204
JT International Financial Services B.V.
3.50%, 09/28/23 (e)	200	208
Lloyds Banking Group PLC
6.38%, (callable at 100 beginning 06/27/20), EUR (e) (l)	600	672
2.96%, (3M USD LIBOR + 0.80%), 06/21/21 (f)	2,600	2,606
Mitsubishi UFJ Financial Group Inc
4.02%, (3M USD LIBOR + 1.88%), 03/01/21 (f)	1,111	1,134
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (g)	400	409
2.65%, 09/19/22 (g)	200	201
3.96%, 09/19/23 (g)	400	421
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (l) (m)	1,000	1,021
Navient Corporation
5.88%, 03/25/21	200	207
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (g)	100	101
Petrobras Global Finance B.V.
6.13%, 01/17/22	247	265

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
5.09%, 01/15/30 (g)	4,043	4,215
6.63%, 01/16/34, GBP	200	291
State Bank of India
3.25%, (3M USD LIBOR + 0.95%), 04/06/20 (e) (f)	4,300	4,306
Syngenta Finance N.V.
3.93%, 04/23/21 (g)	400	407
The Goldman Sachs Group, Inc.
3.32%, (3M USD LIBOR + 1.20%), 09/15/20 (f)	5,800	5,844
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (l) (m)	200	214
3.66%, (3M USD LIBOR + 1.55%), 06/25/24 (f)	2,000	2,002
4.52%, 06/25/24 (f) (m)	1,300	1,365
The Toronto-Dominion Bank
2.25%, 03/15/21 (g)	3,000	3,014
UBS AG
2.68%, (3M USD LIBOR + 0.58%), 06/08/20 (f) (g)	5,400	5,416
UniCredit S.p.A.
7.83%, 12/04/23 (g)	9,650	11,240
		77,568
Communication Services 0.6%
AT&T Inc.
5.15%, 02/15/50	1,500	1,756
5.30%, 08/15/58	500	588
CC Holdings GS V LLC
3.85%, 04/15/23	200	210
Charter Communications Operating, LLC
3.58%, 07/23/20	2,120	2,139
Deutsche Telekom International Finance B.V.
1.95%, 09/19/21 (g)	2,600	2,583
Spectrum Management Holding Company, LLC
5.00%, 02/01/20	200	202
Sprint Communications, Inc.
7.00%, 08/15/20	700	723
Sprint Spectrum Co LLC
3.36%, 09/20/21 (g)	500	503
		8,704
Consumer Discretionary 0.4%
Discovery Communications, LLC
2.95%, 03/20/23	100	102
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,603
McDonald's Corporation
2.69%, (3M USD LIBOR + 0.43%), 10/28/21 (f)	5,200	5,193
		6,898
Consumer Staples 0.4%
Campbell Soup Company
3.30%, 03/15/21	300	304
Constellation Brands, Inc.
2.25%, 11/06/20	800	801
Danone
2.08%, 11/02/21 (g)	2,500	2,495
Pernod Ricard
5.75%, 04/07/21 (g)	2,500	2,630
		6,230
Industrials 0.4%
Avolon Holdings Funding Limited
5.50%, 01/15/23 (g)	100	107
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (e)	200	202
Equifax Inc.
3.60%, 08/15/21	900	919
International Lease Finance Corporation
8.25%, 12/15/20	500	534
Komatsu Finance America Inc.
2.44%, 09/11/22 (e)	400	401
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	300	317
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	100	102
Textron Inc.
2.73%, (3M USD LIBOR + 0.55%), 11/10/20 (f)	3,610	3,608
		6,190
Energy 0.4%
Enbridge Inc.
2.82%, (3M USD LIBOR + 0.70%), 06/15/20 (f)	5,100	5,111
Regency Energy Partners LP
5.75%, 09/01/20	100	102
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (k)	200	207
Spectra Energy Partners, LP
2.83%, (3M USD LIBOR + 0.70%), 06/05/20 (f)	200	200
		5,620
Information Technology 0.3%
Broadcom Corporation
3.00%, 01/15/22	200	202
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,469
NXP B.V.
4.13%, 06/01/21 (g)	400	410
VMware, Inc.
3.90%, 08/21/27	200	206
		4,287
Utilities 0.1%
Eversource Energy
2.90%, 10/01/24	100	102
Sempra Energy
2.57%, (3M USD LIBOR + 0.45%), 03/15/21 (f)	800	798
Southern California Edison Company
3.88%, 06/01/21	200	205
		1,105
Real Estate 0.0%
Akelius Residential Property Ab (Publ)
3.38%, 09/23/20, EUR (e)	100	113
American Tower Corporation
2.80%, 06/01/20	200	201
Crown Castle International Corp.
3.15%, 07/15/23	200	205
		519
Health Care 0.0%
Amgen Inc.
1.85%, 08/19/21 (h)	100	99
Community Health Systems, Inc.
6.25%, 03/31/23	200	199
		298
Total Corporate Bonds And Notes (cost $114,592)		117,419
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (l) (m)	—	761
Total Preferred Stocks (cost $500)		761
SHORT TERM INVESTMENTS 1.4%
Certificates of Deposit 0.7%
Barclays Bank PLC
2.68%, (3M USD LIBOR + 0.40%), 10/25/19 (f)	11,000	11,000
Treasury Securities 0.5%
Presidencia Da Republica Federativa Do Brasil
5.55%, 01/01/20, BRL (n)	31,502	7,486
Presidencia De La Nacion
149.23%, 02/26/20, ARS (n)	4,290	51
46.69%, 04/08/20, ARS (n)	2,634	29
51.35%, 05/13/20, ARS (n)	15,550	149
58.25%, 08/27/20, ARS (n)	2,634	21
		7,736
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (o) (p)	1,430	1,430
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.93%, 11/21/19 (a) (n)	311	310

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
1.81%, 12/26/19 (a) (n)	644	641
		951
Total Short Term Investments (cost $22,206)		21,117
Total Investments 146.4% (cost $2,212,338)		2,244,133
Total Purchased Options 0.0% (cost $586)		580
Other Derivative Instruments (0.2)%		(3,763)
Other Assets and Liabilities, Net (46.2)%		(707,911)
Total Net Assets 100.0%		1,533,039

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $1,005,390.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $147,341 and 9.6% of the Fund.

(h) All or a portion of the security was on loan as of September 30, 2019.

(i) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Convertible security.

(n) The coupon rate represents the yield to maturity.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Akelius Residential Property Ab (Publ), 3.38%, 09/23/20	02/02/17	110	113	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	01/30/19	222	230	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.75%, callable at 100 beginning 02/18/20	05/01/18	490	444	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/16/19	113	115	—
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	08/02/18	240	226	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	202	202	—
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	01/24/18	3,142	2,805	0.2
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	09/05/18	1,472	1,425	0.1
Eurosail PLC, Series 2007-A3A-3X, 1.73%, 06/13/45	06/29/16	1,462	1,465	0.1
Great Hall Mortgages PLC, Series 2006-A2A-1, 0.93%, 06/18/38	04/09/19	107	100	—
Great Hall Mortgages PLC, Series 2007-A2A-1, 0.91%, 03/18/39	04/09/19	137	129	—
Grifonas Finance PLC, Series 1-A, 0.00%, 08/28/39	02/10/15	594	713	0.1
HM Treasury, 1.25%, 11/22/27	06/06/19	39,309	39,081	2.6
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	207	208	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	401	—
Lloyds Banking Group PLC, 6.38%, callable at 100 beginning 06/27/20	01/31/18	776	672	0.1
Navient Funding, LLC, Series 2004-A5-2, 0.00%, 01/25/24	04/19/17	630	643	—
Republique Francaise Presidence, 2.10%, 07/25/23	09/13/19	19,343	19,003	1.2
State Bank of India, 3.25%, 04/06/20	10/26/17	4,303	4,306	0.3
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.79%, 10/20/51	03/22/19	8,972	8,377	0.6
		82,231	80,658	5.3

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	501	December 2019	EUR	88,239	(38)	(1,042)
Italy Short Term Government BTP Bond	626	December 2019	EUR	70,607	55	(72)
United States 10 Year Note	864	December 2019		113,872	(68)	(1,282)
United States 2 Year Note	46	January 2020		9,904	(1)	9
					(52)	(2,387)
Short Contracts
Australia 10 Year Bond	(44)	December 2019	AUD	(6,445)	23	(26)
Australia 3 Year Bond	(72)	December 2019	AUD	(8,299)	6	(21)
Euro BOBL	(137)	December 2019	EUR	(18,584)	(15)	—
Euro Buxl 30 Year Bond	(8)	December 2019	EUR	(1,787)	16	52
Euro OAT	(593)	December 2019	EUR	(101,887)	71	992

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Real Return Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro Schatz	(3,042)	December 2019	EUR	(342,438)	(116)	812
Italy Government BTP Bond	(3)	December 2019	EUR	(436)	—	(2)
Japan 10 Year Bond	(12)	December 2019	JPY	(1,862,096)	23	17
Long Gilt	(356)	December 2019	GBP	(47,627)	(171)	(200)
United States 5 Year Note	(1,176)	January 2020		(140,590)	55	472
United States Long Bond	(333)	December 2019		(54,716)	10	666
United States Ultra Bond	(53)	December 2019		(10,529)	(3)	358
					(101)	3,120

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.75	(S)	12/21/26		36,760	5	486
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,200	8	(1,266)
3M LIBOR (Q)	Receiving	1.75	(S)	09/12/29		41,400	(4)	(304)
3M LIBOR (Q)	Receiving	2.15	(S)	06/19/48		1,050	(2)	(106)
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		820	(2)	(248)
3M LIBOR (Q)	Receiving	2.25	(S)	12/11/49		6,100	(11)	(762)
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	(1)	(31)
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		300	(1)	11
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,600	(4)	(7)
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		1,500	(3)	38
3M LIBOR (Q)	Receiving	2.25	(S)	03/12/50		2,900	(5)	(366)
3M LIBOR (Q)	Paying	1.85	(S)	02/24/25		14,400	(3)	268
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	1	(17)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	23	(307)
Federal Funds Effective Rate (A)	Receiving	2.00	(A)	12/15/47		7,600	18	(921)
Federal Funds Effective Rate (A)	Receiving	2.43	(A)	12/20/47		1,300	3	(288)
Federal Funds Effective Rate (A)	Receiving	2.50	(A)	12/20/47		4,450	12	(1,059)
France CPI Excluding Tobacco (A)	Receiving	1.00	(A)	04/15/20	EUR	890	—	(2)
France CPI Excluding Tobacco (A)	Receiving	1.16	(A)	08/15/20	EUR	410	—	(4)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	1	(60)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(4)	(121)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	2	87
HICP (A)	Paying	1.62	(A)	05/15/28	EUR	2,260	2	176
HICP (A)	Paying	1.24	(A)	08/15/39	EUR	1,960	13	14
HICP (A)	Paying	1.95	(A)	03/15/48	EUR	1,600	7	519
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	900	10	300
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	1,520	16	506
HICP (A)	Paying	1.39	(A)	08/15/49	EUR	960	11	28
U.K. Retail Price Index (A)	Receiving	3.60	(A)	09/15/34	GBP	17,090	(96)	(17)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	9	14
U.K. Retail Price Index (A)	Paying	3.35	(A)	05/15/30	GBP	8,300	22	(261)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	26	(306)
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	8	(8)
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	19	(55)
U.K. Retail Price Index (A)	Paying	3.10	(A)	06/15/31	GBP	7,200	20	(122)
U.K. Retail Price Index (A)	Paying	3.53	(A)	10/15/31	GBP	7,950	31	(261)
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/32	GBP	8,300	32	(183)
U.K. Retail Price Index (A)	Paying	3.50	(A)	09/15/33	GBP	720	3	(13)
U.K. Retail Price Index (A)	Paying	3.58	(A)	10/15/33	GBP	1,130	6	15
U.K. Retail Price Index (A)	Paying	3.60	(A)	06/15/39	GBP	5,390	42	278
U.S. CPURNSA (A)	Receiving	1.43	(A)	08/06/20		6,100	(2)	(2)
U.S. CPURNSA (A)	Receiving	2.03	(A)	11/23/20		6,700	(4)	(25)
U.S. CPURNSA (A)	Receiving	2.02	(A)	11/25/20		6,300	(4)	(23)
U.S. CPURNSA (A)	Receiving	1.88	(A)	03/14/21		2,000	(2)	(7)
U.S. CPURNSA (A)	Receiving	1.93	(A)	03/18/21		8,300	(10)	(37)
U.S. CPURNSA (A)	Receiving	1.82	(A)	05/13/21		3,500	(1)	(13)
U.S. CPURNSA (A)	Receiving	1.55	(A)	07/26/21		4,500	(2)	(74)
U.S. CPURNSA (A)	Receiving	1.45	(A)	09/09/21		17,790	(14)	16
U.S. CPURNSA (A)	Receiving	1.60	(A)	09/12/21		3,550	(3)	(62)
U.S. CPURNSA (A)	Receiving	1.59	(A)	09/20/21		19,000	(17)	(44)
U.S. CPURNSA (A)	Receiving	2.07	(A)	07/15/22		3,500	(4)	(49)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		20,800	(21)	(494)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(23)	(522)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(2)	(46)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23	10,364	(13)	(345)
U.S. CPURNSA (A)	Paying	2.16	(A)	10/17/27	2,750	6	103
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28	10,040	23	609
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28	8,700	21	596
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28	7,900	17	559
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29	6,100	18	166
						177	(4,049)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.31.V4 (Q)	5.00	12/20/23	9,120	(705)	(13)	(196)
CDX.NA.HY.32 (Q)	5.00	06/20/24	29,403	(2,073)	(54)	74
CDX.NA.HY.33 (Q)	5.00	12/20/24	1,200	(80)	1	1
				(2,858)	(66)	(121)
Credit default swap agreements - sell protection[4]
Daimler AG (Q)	1.00	12/20/20	(660)	8	—	(2)
Deutsche Bank Aktiengesellschaft (Q)	1.00	12/20/19	(300)	—	—	—
General Electric Company (Q)	1.00	12/20/20	(400)	3	—	14
General Electric Company (Q)	1.00	12/20/23	(700)	—	—	40
				11	—	52

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Dec. 2019	22	EUR	141.50	11/22/19	—	—
Euro Bund Future, Dec. 2019	462	EUR	158.00	11/22/19	—	—
Euro Bund Future, Dec. 2019	(70)	EUR	176.00	11/22/19	3	115
Euro Bund Future, Dec. 2019	(82)	EUR	175.00	11/22/19	(1)	27
Euro Bund Future, Dec. 2019	(30)	EUR	173.00	11/22/19	—	22
Euro Bund Future, Dec. 2019	287	EUR	159.00	11/22/19	—	—
Euro Bund Future, Dec. 2019	(70)	EUR	176.00	11/22/19	(2)	(37)
Euro Bund Future, Dec. 2019	(82)	EUR	175.00	11/22/19	5	(2)
Euro Bund Future, Dec. 2019	(30)	EUR	173.00	11/22/19	2	(19)
Euro OAT Future, Dec. 2019	600	EUR	199.00	11/22/19	—	—
Euro Schatz Future, Dec. 2019	361	EUR	115.90	11/22/19	—	—
Euro Schatz Future, Dec. 2019	(365)	EUR	112.20	11/22/19	6	20
Euro Schatz Future, Dec. 2019	3,030	EUR	116.00	11/22/19	—	(3)
					13	123

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Dec. 2019	Put	119.00	11/22/19	58	—
United States 10 Year Note Future, Dec. 2019	Put	118.50	11/22/19	800	—
United States 2 Year Note Future, Dec. 2019	Call	110.63	11/22/19	20	—
United States 5 Year Note Future, Dec. 2019	Call	130.25	11/22/19	800	1
United States 5 Year Note Future, Dec. 2019	Call	128.25	11/22/19	66	—
United States 5 Year Note Future, Dec. 2019	Call	126.75	11/22/19	310	—
United States Long Bond Future, Dec. 2019	Call	208.00	11/22/19	333	—
United States Ultra Bond Future, Dec. 2019	Call	260.00	11/22/19	53	—
					1

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 03/12/21	CGM	Call	1.50	03/10/20	194,300,000	285

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Real Return Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
3M LIBOR, 03/12/21	MSC	Call	1.50	03/10/20	200,710,000	294
						579
Options on Securities
Federal National Mortgage Association, Inc., 3.00%, 11/15/47	JPM	Put	70.00	11/06/19	26,400,000	—
Federal National Mortgage Association, Inc., 3.50%, 11/15/47	JPM	Put	71.00	11/06/19	16,000,000	—
						—

JNL/PIMCO Real Return Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Dec. 2019	Call	130.00	10/25/19	96	(81)
United States 10 Year Note Future, Dec. 2019	Put	130.00	10/25/19	96	(51)
					(132)

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.32, 06/20/24	BNP	Put	0.90	11/20/19		2,000,000	—
CDX.NA.IG.32, 06/20/24	BOA	Put	0.80	10/16/19		2,200,000	—
CDX.NA.IG.32, 06/20/24	BOA	Put	0.80	11/20/19		5,900,000	(2)
CDX.NA.IG.32, 06/20/24	GSC	Put	0.90	11/20/19		5,900,000	(1)
CDX.NA.IG.32, 06/20/24	GSC	Put	0.85	11/20/19		3,000,000	(1)
ITRAXX.EUR.32, 12/20/24	BNP	Call	0.48	01/15/20	EUR	1,200,000	(1)
ITRAXX.EUR.32, 12/20/24	DUB	Call	0.48	01/15/20	EUR	2,400,000	(2)
ITRAXX.EUR.32, 12/20/24	BNP	Put	0.48	01/15/20	EUR	1,200,000	(1)
ITRAXX.EUR.32, 06/20/24	DUB	Put	0.80	01/15/20	EUR	2,400,000	(3)
							(11)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	—
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - US Urban Consumers Price Index	CIT	Call	0.00	09/29/20		3,000,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	03/24/20		21,100,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	10/02/20		8,600,000	(2)
							(2)
Interest Rate Swaptions[10]
3M EURIBOR, 12/17/49	DUB	Call	0.00	12/13/19	EUR	3,400,000	(55)
3M LIBOR, 03/12/25	BOA	Call	1.40	03/10/20		11,017,000	(90)
3M LIBOR, 03/12/25	CGM	Call	1.40	03/10/20		29,903,000	(244)
3M LIBOR, 03/12/25	DUB	Call	1.40	03/10/20		42,280,000	(346)
							(735)
Spread Options
Spread between 10-year and 2-year ICE Swap Rates	MSC	Call	0.00	01/02/20		113,800,000	(72)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	10/02/19	AUD	19,215	12,969	(39)
BRL/USD	DUB	10/02/19	BRL	28,852	6,944	11
BRL/USD	CSI	11/04/19	BRL	28,852	6,927	34
CAD/USD	SCB	10/02/19	CAD	8,402	6,342	—
COP/USD	CIT	10/15/19	COP	27,822,955	7,990	(705)
EUR/USD	BNP	10/02/19	EUR	786	857	(17)
EUR/USD	BOA	10/02/19	EUR	7,435	8,103	(93)
EUR/USD	CIT	10/02/19	EUR	29,975	32,671	(480)
EUR/USD	JPM	10/02/19	EUR	38,295	41,739	(110)
GBP/USD	BOA	10/02/19	GBP	18,652	22,934	(49)
GBP/USD	CIT	10/02/19	GBP	102,418	125,929	(1,320)
GBP/USD	MSC	11/04/19	GBP	19,180	23,617	12
IDR/USD	SCB	12/18/19	IDR	108,562,202	7,584	114
JPY/USD	BOA	10/02/19	JPY	869,800	8,044	(3)
JPY/USD	UBS	10/02/19	JPY	1,561,800	14,444	(67)
MXN/USD	JPM	10/09/19	MXN	22,599	1,144	(10)
MXN/USD	CIT	01/22/20	MXN	22,599	1,125	(29)
NZD/USD	BOA	10/02/19	NZD	19,762	12,375	(70)
PEN/USD	CIT	10/09/19	PEN	6,549	1,943	(13)
RUB/USD	CIT	10/17/19	RUB	69,279	1,066	(19)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
RUB/USD	MSC	11/15/19	RUB	514,933	7,892	76
TWD/USD	BNP	12/18/19	TWD	31,667	1,025	7
USD/ARS	JPM	10/21/19	ARS	(11,961)	(193)	(7)
USD/AUD	CIT	10/02/19	AUD	(19,215)	(12,969)	14
USD/AUD	BOA	11/04/19	AUD	(19,215)	(12,985)	38
USD/BRL	CSI	10/02/19	BRL	(28,852)	(6,944)	(37)
USD/BRL	JPM	01/03/20	BRL	(31,502)	(7,539)	650
USD/CAD	BOA	10/02/19	CAD	(8,402)	(6,342)	(16)
USD/CAD	SCB	11/04/19	CAD	(8,402)	(6,345)	—
USD/COP	CIT	11/25/19	COP	(28,097,906)	(8,053)	248
USD/EUR	BNP	10/02/19	EUR	(46,924)	(51,145)	965
USD/EUR	BOA	10/02/19	EUR	(4,831)	(5,266)	16
USD/EUR	CIT	10/02/19	EUR	(19,852)	(21,637)	78
USD/EUR	UBS	10/02/19	EUR	(4,884)	(5,323)	51
USD/EUR	JPM	11/04/19	EUR	(33,568)	(36,686)	54
USD/GBP	BNP	10/02/19	GBP	(19,137)	(23,530)	(6)
USD/GBP	CIT	10/02/19	GBP	(83,465)	(102,625)	(767)
USD/GBP	JPM	10/02/19	GBP	(18,425)	(22,654)	40
USD/GBP	MSC	10/02/19	GBP	(19,180)	(23,583)	(8)
USD/GBP	BOA	11/04/19	GBP	(18,652)	(22,967)	47
USD/GBP	CIT	11/04/19	GBP	(19,137)	(23,564)	17
USD/JPY	UBS	10/02/19	JPY	(2,431,600)	(22,489)	559
USD/JPY	UBS	11/05/19	JPY	(1,561,800)	(14,480)	65
USD/KRW	CIT	12/18/19	KRW	(9,113,993)	(7,637)	20
USD/MXN	CIT	10/09/19	MXN	(22,599)	(1,144)	30
USD/MXN	JPM	01/22/20	MXN	(39,650)	(1,974)	(1)
USD/NZD	CIT	10/02/19	NZD	(19,762)	(12,375)	167
USD/NZD	BOA	11/04/19	NZD	(19,762)	(12,385)	69
USD/PEN	BNP	10/09/19	PEN	(6,549)	(1,943)	3
USD/PEN	BNP	11/25/19	PEN	(18,421)	(5,453)	125
USD/PEN	CIT	01/10/20	PEN	(6,549)	(1,935)	13
USD/RUB	CIT	10/17/19	RUB	(67,464)	(1,038)	(37)
USD/SGD	MSC	12/18/19	SGD	(5,984)	(4,333)	(21)
USD/TWD	JPM	11/21/19	TWD	(60,246)	(1,948)	(28)
USD/TWD	SCB	11/21/19	TWD	(211,146)	(6,825)	(77)
ZAR/USD	CIT	10/07/19	ZAR	62,061	4,095	(249)
					(138,550)	(755)

JNL/PIMCO Real Return Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	DUB	2.50	(A)	07/15/22	5,700	129	(772)
U.S. CPURNSA (A)	Receiving	DUB	2.56	(A)	05/08/23	11,800	—	(1,415)
							129	(2,187)

JNL/PIMCO Real Return Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BOA	N/A	1.00	12/20/23	10,900	(37)	103	(140)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	N/A	1.00	12/20/23	700	(3)	6	(9)
					11,600	(40)	109	(149)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.8 (M)	DUB	N/A	0.50	10/17/57	(4,400)	57	(229)	286
CMBX.NA.AAA.8 (M)	MLP	N/A	0.50	10/17/57	(1,000)	13	(70)	83
					(5,400)	70	(299)	369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR LOAN INTERESTS 92.5%
Consumer Discretionary 19.8%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (a)	6,695	6,715
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.61%, (3M LIBOR + 3.50%), 05/30/25 (a)	3,967	3,826
Adient US LLC
Term Loan B, 6.46%, (3M LIBOR + 4.25%), 05/03/24 (a)	938	921
Term Loan B, 6.89%, (3M LIBOR + 4.25%), 05/03/24 (a)	2,813	2,763
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	180	180
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	1,820	1,821
Alterra Mountain Company
Term Loan B1, 5.04%, (3M LIBOR + 3.00%), 06/28/24 (a)	3,090	3,094
Altice France S.A.
USD Term Loan B12, 5.72%, (3M LIBOR + 3.69%), 01/31/26 (a)	6,524	6,471
Altra Industrial Motion Corp.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 09/26/25 (a)	5,748	5,734
American Axle and Manufacturing, Inc.
Term Loan B, 4.27%, (3M LIBOR + 2.25%), 03/10/24 (a)	3,484	3,407
Term Loan B, 4.53%, (3M LIBOR + 2.25%), 03/10/24 (a)	866	847
APi Group Inc.
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/25/26 (a) (b)	475	476
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (a)	2,983	2,868
Boing US Holdco Inc.
2017 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 09/20/24 (a)	1,675	1,636
Bombardier Recreational Products, Inc.
2016 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 06/30/23 (a)	3,932	3,923
2019 Incremental Term Loan B2, 4.61%, (3M LIBOR + 2.50%), 05/23/25 (a)	2,495	2,506
Boyd Gaming Corporation
Term Loan B3, 4.17%, (3M LIBOR + 2.25%), 09/15/23 (a)	4,822	4,834
Caesars Entertainment Operating Company
Term Loan, 4.04%, (3M LIBOR + 2.00%), 04/03/24 (a)	5,234	5,231
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (a)	11,276	11,197
Callaway Golf Company
Term Loan B, 6.54%, (3M LIBOR + 4.50%), 12/31/25 (a)	1,294	1,309
Camelot UK Holdco Limited
Term Loan, 5.29%, (1M LIBOR + 3.25%), 10/03/23 (a)	1,527	1,535
Champ Acquisition Corporation
Term Loan, 7.83%, (3M LIBOR + 5.50%), 12/17/25 (a)	3,938	3,925
Charter Communications Operating, LLC
2017 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/30/25 (a)	9,718	9,771
CityCenter Holdings, LLC
2017 Term Loan B, 4.36%, (1M LIBOR + 2.25%), 04/14/24 (a)	7,695	7,707
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 05/13/22 (a)	321	316
Constellis Holdings, LLC
2017 1st Lien Term Loan, 7.26%, (1M LIBOR + 5.00%), 04/17/24 (a)	2,275	1,323
Core & Main LP
2017 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 07/19/24 (a)	2,139	2,119
2017 Term Loan B, 4.88%, (3M LIBOR + 2.75%), 07/19/24 (a)	1,925	1,907
Creative Artists Agency, LLC
2018 Term Loan B, 5.11%, (1M LIBOR + 3.00%), 02/15/24 (a)	2,987	3,000
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (a)	4,759	4,751
Dana Incorporated
Term Loan B, 4.36%, (3M LIBOR + 2.25%), 02/27/26 (a)	3,101	3,111
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (3M LIBOR + 2.50%), 02/01/24 (a)	5,176	5,102
DexKo Global Inc.
Term Loan, 5.61%, (3M LIBOR + 3.50%), 07/24/24 (a)	1,477	1,457
Eldorado Resorts LLC
2017 Term Loan B, 4.31%, (1M LIBOR + 2.25%), 03/15/24 (a)	2,096	2,092
2017 Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (a)	1,601	1,598
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.00%), 03/08/24 (a)	4,064	4,062
Fitness International, LLC
2018 Term Loan B, 5.36%, (1M LIBOR + 3.25%), 04/13/25 (a)	4,246	4,251
Four Seasons Hotels Limited
New 1st Lien Term Loan, 4.11%, (3M LIBOR + 2.00%), 11/30/23 (a)	5,924	5,949
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (a)	2,660	2,655
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (a)	3,314	3,308
Hamilton Holdco, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/01/25 (a) (b)	480	481
Hayward Industries, Inc.
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 08/04/24 (a)	2,962	2,856
Helix Gen Funding, LLC
Term Loan B, 5.86%, (3M LIBOR + 3.75%), 03/02/24 (a)	2,836	2,705
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 6.33%, (1M LIBOR + 4.00%), 11/11/23 (a)	1,329	1,311
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	2,623	2,584
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 04/25/24 (a)	4,821	4,541
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 6.33%, (1M LIBOR + 4.00%), 05/21/25 (a)	2,939	2,887
International Textile Group, Inc
1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/19/24 (a) (c) (d)	1,308	1,099
IRB Holding Corp.
1st Lien Term Loan, 5.56%, (3M LIBOR + 3.25%), 01/17/25 (a)	9	9
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 01/18/25 (a)	3,680	3,661
Jo-Ann Stores, Inc.
Term Loan, 7.26%, (3M LIBOR + 5.00%), 09/29/23 (a) (d)	1,908	1,302
2016 Term Loan, 7.05%, (3M LIBOR + 5.00%), 10/20/23 (a) (d)	72	49
Life Time Fitness Inc
2017 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/22/22 (a)	5,718	5,715

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Lifetime Brands, Inc.
Term Loan B, 5.61%, (3M LIBOR + 3.50%), 03/13/25 (a) (c)	2,316	2,256
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/20/25 (a)	6,648	6,625
MA FinanceCo., LLC
2017 Term Loan B2, 4.36%, (3M LIBOR + 2.25%), 11/19/21 (a)	2,418	2,413
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 08/09/25 (a)	2,982	2,995
Mavis Tire Express Services Corp.
2018 Delayed Draw Term Loan, 5.29%, (3M LIBOR + 3.25%), 03/15/25 (a)	83	81
2018 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 03/15/25 (a)	2,883	2,816
Michaels Stores, Inc.
2018 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 01/01/23 (a)	1,224	1,194
2018 Term Loan B, 4.61%, (3M LIBOR + 2.50%), 01/01/23 (a)	3,408	3,324
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/30/23 (a)	1,047	968
NPC International, Inc.
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 04/05/24 (a)	1,149	710
1st Lien Term Loan, 5.82%, (3M LIBOR + 3.50%), 04/05/24 (a)	793	490
NVA Holdings, Inc.
Term Loan B3, 4.79%, (3M LIBOR + 2.75%), 01/31/25 (a)	4,238	4,233
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (a)	4,402	4,424
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.29%, (3M LIBOR + 2.25%), 08/15/25 (a)	5,608	5,631
Playa Resorts Holding B.V.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/07/24 (a)	4,833	4,688
ProQuest LLC
New Term Loan B, 5.36%, (3M LIBOR + 3.25%), 10/24/21 (a)	2,886	2,885
Rodan & Fields, LLC
2018 Term Loan B, 6.03%, (3M LIBOR + 4.00%), 06/07/25 (a)	1,778	1,511
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (a)	1,398	1,385
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (a)	5,786	5,732
Serta Simmons Bedding, LLC
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/21/23 (a)	3,636	2,225
1st Lien Term Loan, 5.56%, (3M LIBOR + 3.50%), 10/21/23 (a)	1,031	631
ServiceMaster Company
2016 Term Loan B, 4.61%, (3M LIBOR + 2.50%), 11/08/23 (a)	861	861
Sinclair Television Group Inc.
Term Loan B2, 4.37%, (3M LIBOR + 2.25%), 01/06/24 (a)	3,973	3,980
SIWF Holdings Inc.
1st Lien Term Loan, 6.40%, (3M LIBOR + 4.25%), 05/25/25 (a)	3,434	3,374
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/09/26 (a)	2,813	2,812
Spin Holdco Inc.
2017 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 11/14/22 (a)	3,636	3,573
SRAM, LLC
Delayed Draw Term Loan, 0.50%, (3M LIBOR + 2.75%), 03/15/24 (a)	625	627
2018 Term Loan B, 4.89%, (3M LIBOR + 2.75%), 03/15/24 (a)	1,516	1,517
2018 Term Loan B, 5.01%, (3M LIBOR + 2.75%), 03/15/24 (a)	1,401	1,402
2018 Term Loan B, 7.00%, (3M LIBOR + 1.75%), 03/15/24 (a)	45	45
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (a)	3,990	3,931
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/29/25 (a)	5,990	6,013
Station Casinos LLC
2016 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 05/24/23 (a)	8,791	8,819
Tenneco, Inc.
2018 Term Loan B, 5.11%, (3M LIBOR + 3.00%), 10/01/25 (a)	5,116	4,797
TI Group Automotive Systems, L.L.C.
Term Loan, 4.61%, (3M LIBOR + 2.50%), 06/25/22 (a)	2,690	2,680
Trader Corporation
2017 Term Loan B, 5.15%, (3M LIBOR + 3.00%), 09/28/23 (a)	2,610	2,597
TruGreen Limited Partnership
2019 Term Loan, 5.79%, (3M LIBOR + 3.75%), 03/19/26 (a)	1,871	1,874
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (a)	4,247	4,124
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 05/15/22 (a)	1,833	1,804
WideOpenWest Finance LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.25%), 08/19/23 (a)	5,022	4,840
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 4.87%, (3M LIBOR + 2.75%), 05/11/25 (a)	3,773	3,659
WMG Acquisition Corp.
2018 Term Loan F, 0.00%, (3M LIBOR + 2.13%), 11/01/23 (a) (b)	1,000	1,001
2018 Term Loan F, 4.24%, (3M LIBOR + 2.13%), 11/01/23 (a)	5,761	5,764
		296,209
Information Technology 12.8%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	5,150	5,006
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	795	773
2nd Lien Term Loan, 9.45%, (3M LIBOR + 7.25%), 04/27/25 (a)	1,940	1,849
AppLovin Corporation
2018 Term Loan B, 5.86%, (3M LIBOR + 3.75%), 07/13/26 (a)	4,372	4,369
Avast Software B.V.
2018 USD Term Loan B, 4.35%, (3M LIBOR + 2.25%), 09/30/23 (a)	1,534	1,541
Banff Merger Sub Inc
2018 USD Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/30/25 (a)	5,950	5,720
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/31/25 (a)	4,044	4,027
Brave Parent Holdings, Inc.
1st Lien Term Loan, 6.26%, (3M LIBOR + 4.00%), 04/17/25 (a)	2,227	2,133
Cabot Microelectronics Corporation
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 11/01/25 (a)	1,348	1,351
Camelot UK Holdco Limited
2017 Repriced Term Loan, 5.29%, (1M LIBOR + 3.25%), 10/03/23 (a)	919	924
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (a)	2,982	2,969
Cypress Intermediate Holdings III, Inc.
2017 1st Lien Term Loan, 4.87%, (1M LIBOR + 2.75%), 03/30/24 (a)	4,209	4,187

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 (a)	12,511	12,566
DigiCert, Inc.
2017 Term Loan B1, 6.11%, (3M LIBOR + 4.00%), 09/19/24 (a)	4,212	4,201
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/31/26 (a) (b)	2,538	2,528
DTI Holdco, Inc.
2018 Term Loan B, 7.01%, (1M LIBOR + 4.75%), 09/29/23 (a)	2,530	2,320
Dynatrace LLC
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 08/08/25 (a)	1,600	1,605
Entegris, Inc.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 11/05/25 (a)	1,489	1,496
Eta Australia Holdings III Pty Ltd
Term Loan, 6.11%, (3M LIBOR + 4.00%), 03/08/26 (a)	1,875	1,876
EVO Payments International LLC
2018 1st Lien Term Loan, 5.37%, (3M LIBOR + 3.25%), 12/22/23 (a)	2,925	2,934
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (a)	5,621	5,649
Global Tel*Link Corporation
2018 1st Lien Term Loan, 6.36%, (1M LIBOR + 4.25%), 11/29/25 (a)	1,094	1,047
2018 2nd Lien Term Loan, 10.36%, (3M LIBOR + 8.25%), 11/29/26 (a)	1,000	944
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 07/27/25 (a)	3,143	3,151
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (a)	3,865	3,869
II-VI Incorporated
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/28/26 (a) (b)	4,702	4,703
Infor (US), Inc.
Term Loan B6, 5.08%, (3M LIBOR + 2.75%), 02/07/22 (a)	2,570	2,572
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.50%), 11/06/25 (a)	4,507	4,329
Lumentum Holdings
2018 1st Lien Term Loan, 4.61%, (3M LIBOR + 2.50%), 08/08/25 (a)	2,978	2,985
MA FinanceCo., LLC
USD Term Loan B3, 4.54%, (3M LIBOR + 2.50%), 04/19/24 (a)	808	796
McAfee, LLC
2018 USD Term Loan B, 5.87%, (3M LIBOR + 3.75%), 09/30/24 (a)	4,367	4,375
MH Sub I, LLC
2017 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 08/09/24 (a)	2,988	2,964
MKS Instruments, Inc.
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/01/26 (a) (b)	3,182	3,183
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.61%, (3M LIBOR + 4.50%), 07/13/25 (a)	3,983	3,684
NaviHealth, Inc.
2018 Term Loan B, 7.04%, (3M LIBOR + 5.00%), 08/01/25 (a) (d) (e)	2,673	2,653
NCR Corporation
2019 Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/12/25 (a) (b)	1,171	1,173
2019 Term Loan, 4.55%, (3M LIBOR + 2.50%), 04/12/25 (a)	354	355
2019 Delayed Draw Term Loan, 0.00%, 08/08/26 (a) (b)	1,339	1,340
NeuStar, Inc.
2018 Term Loan B4, 5.54%, (3M LIBOR + 3.50%), 08/08/24 (a)	3,742	3,609
Nuvei Technologies Corp.
Term Loan, 0.00%, (3M PRIME + 4.00%), 06/21/26 (a) (b)	705	694
ON Semiconductor Corporation
2019 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 09/13/26 (a)	6,511	6,538
PowerSchool
2018 Term Loan B, 5.46%, (3M LIBOR + 3.25%), 06/15/25 (a)	2,680	2,630
Presidio, Inc.
2017 Refinanced Term Loan B, 4.86%, (3M LIBOR + 2.75%), 02/02/24 (a)	96	96
2017 Refinanced Term Loan B, 5.07%, (3M LIBOR + 2.75%), 02/02/24 (a)	3,444	3,448
PSAV Holdings LLC
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 02/23/25 (a)	1,889	1,824
2018 1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 02/23/25 (a)	1,880	1,816
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/23/25 (a)	106	102
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 5.29%, (1M LIBOR + 3.00%), 11/03/23 (a)	2,650	2,428
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (a)	6,356	6,327
Rocket Software, Inc.
2018 Term Loan, 6.36%, (3M LIBOR + 4.25%), 11/20/25 (a)	2,385	2,236
Seattle Spinco, Inc.
USD Term Loan B3, 4.54%, (3M LIBOR + 2.50%), 04/19/24 (a)	5,455	5,378
Severin Acquisition, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (a) (b)	1,000	981
Sirius Computer Solutions, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 05/22/26 (a) (b)	1,000	1,001
2019 Term Loan B, 6.57%, (3M LIBOR + 4.25%), 05/22/26 (a)	2,813	2,817
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (a)	5,625	5,624
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (a)	2,690	2,697
SS&C Technologies Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (a)	4,073	4,083
SurveyMonkey Inc.
2018 Term Loan B, 5.74%, (3M LIBOR + 3.75%), 10/10/25 (a) (c) (d)	2,051	2,030
TriTech Software Systems
2018 Term Loan B, 5.86%, (3M LIBOR + 3.75%), 08/16/25 (a)	2,784	2,591
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.14%, (3M LIBOR + 4.00%), 08/09/25 (a)	6,357	6,061
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (a)	2,010	1,950
Western Digital Corporation
2018 Term Loan B4, 3.86%, (3M LIBOR + 1.75%), 04/29/23 (a)	6,326	6,301
WEX Inc.
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 05/17/26 (a)	4,652	4,674
		192,083
Financials 11.8%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (a)	6,940	6,897
Advisor Group, Inc.
2019 Term Loan, 7.11%, (3M LIBOR + 5.00%), 07/31/26 (a)	3,050	2,985

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
AlixPartners, LLP
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/28/24 (a)	2,975	2,975
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 3.00%), 05/07/25 (a)	3,920	3,851
Allied Universal Holdco LLC
2019 Term Loan B, 6.51%, (3M LIBOR + 4.25%), 06/18/26 (a)	1,283	1,284
Altice Financing SA
2017 USD Term Loan B, 4.78%, (3M LIBOR + 2.75%), 07/31/25 (a)	2,561	2,492
USD 2017 1st Lien Term Loan, 4.81%, (3M LIBOR + 2.75%), 01/06/26 (a)	1,195	1,162
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (a)	1,231	1,227
AmWINS Group, Inc.
2017 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 01/19/24 (a)	1,038	1,037
2017 Term Loan B, 4.86%, (3M LIBOR + 2.75%), 01/19/24 (a)	4,347	4,346
Aretec Group, Inc.
2018 Term Loan, 6.36%, (3M LIBOR + 4.25%), 08/15/25 (a)	3,822	3,684
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (a)	6,884	6,847
Asurion LLC
2017 Term Loan B4, 5.11%, (3M LIBOR + 3.00%), 08/04/22 (a)	4,115	4,130
2017 2nd Lien Term Loan, 8.54%, (3M LIBOR + 6.50%), 08/04/25 (a)	750	762
BCP Renaissance Parent LLC
2017 Term Loan B, 5.76%, (3M LIBOR + 3.50%), 09/20/24 (a)	1,934	1,844
Belron Finance US LLC
2018 Term Loan B, 4.43%, (3M LIBOR + 2.25%), 11/19/25 (a)	2,978	2,989
Blackstone CQP Holdco LP
Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,454	2,463
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.85%, (3M LIBOR + 2.75%), 06/30/23 (a)	3,817	3,808
Crown Finance US, Inc.
Term Loan, 4.29%, (3M LIBOR + 2.25%), 02/05/25 (a)	7,876	7,820
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/04/24 (a)	4,159	4,084
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.31%, (3M LIBOR + 3.25%), 06/26/25 (a)	3,196	3,198
Encapsys, LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 10/27/24 (a)	3,265	3,274
First American Payment Systems, L.P.
Term Loan, 7.06%, (1M LIBOR + 4.75%), 01/02/24 (a)	959	952
Garrett LX III S.a r.l.
2018 USD Term Loan B, 4.82%, (3M LIBOR + 2.50%), 09/22/25 (a)	3,982	3,946
Hub International Limited
2018 Term Loan B, 5.27%, (3M LIBOR + 3.00%), 04/25/25 (a)	4,536	4,480
INEOS Group Holdings S.A.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/29/26 (a) (b)	4,188	4,198
Ineos US Finance LLC
2017 USD Term Loan B, 0.00%, (3M LIBOR + 2.00%), 03/31/24 (a) (b)	2,000	1,975
2017 USD Term Loan B, 4.04%, (3M LIBOR + 2.00%), 03/31/24 (a)	4,652	4,594
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (1M LIBOR + 4.00%), 11/21/24 (a)	2,933	2,786
iStar, Inc.
2016 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 06/30/20 (a)	5,346	5,352
Jane Street Group, LLC
2018 Term Loan B, 5.05%, (3M LIBOR + 3.00%), 08/25/22 (a)	5,416	5,396
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (a)	10,750	10,766
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.30%, (3M LIBOR + 2.25%), 09/23/24 (a)	3,176	3,190
NAB Holdings LLC
Term Loan, 5.33%, (3M LIBOR + 3.00%), 01/15/25 (a)	3,193	3,181
NFP Corp.
Term Loan B, 5.11%, (3M LIBOR + 3.00%), 01/06/24 (a)	6,035	5,925
Nuvei Technologies Corp.
Term Loan, 9.00%, (3M PRIME + 4.00%), 06/21/26 (a)	1,410	1,389
PMHC II, Inc.
2018 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 03/20/25 (a)	1,091	876
2018 1st Lien Term Loan, 6.41%, (3M LIBOR + 3.50%), 03/20/25 (a)	835	670
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 11/06/25 (a)	6,322	6,212
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.86%, (3M LIBOR + 2.75%), 02/06/24 (a)	6,143	6,148
Solera, LLC
USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/03/23 (a)	5,032	5,005
Telenet Financing USD LLC
USD Term Loan AN, 4.28%, (3M LIBOR + 2.25%), 08/31/26 (a)	5,897	5,893
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 02/08/23 (a)	2,894	2,838
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.10%, (3M LIBOR + 5.00%), 03/18/26 (a)	2,820	2,542
U.S. Renal Care, Inc.
2019 Term Loan B, 7.06%, (3M LIBOR + 5.00%), 06/12/26 (a)	1,880	1,772
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (a)	4,072	4,079
VFH Parent LLC
2019 Term Loan B, 6.04%, (3M LIBOR + 3.50%), 03/02/26 (a)	4,447	4,452
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 07/01/26 (a)	2,658	2,668
WestJet Airlines Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/31/26 (a) (b)	2,222	2,237
		176,681
Industrials 11.3%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	792	795
Advanced Disposal Services Inc.
Term Loan B3, 4.22%, (3M LIBOR + 2.25%), 11/10/23 (a)	5,095	5,109
AI Mistral Holdco Limited
2017 Term Loan B, 5.11%, (3M LIBOR + 3.00%), 01/26/24 (a)	3,181	2,428
Allegiant Travel Company
Term Loan B, 6.71%, (3M LIBOR + 4.50%), 01/29/24 (a)	2,880	2,901
Altran Technologies
2018 USD Term Loan B, 4.41%, (3M LIBOR + 2.25%), 01/31/25 (a)	1,970	1,971

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
American Airlines, Inc.
Repriced Term Loan B, 4.12%, (3M LIBOR + 2.00%), 04/28/23 (a)	1,746	1,743
2017 Incremental Term Loan, 4.03%, (3M LIBOR + 2.00%), 12/14/23 (a)	2,813	2,810
2018 Term Loan B, 3.86%, (3M LIBOR + 1.75%), 06/11/25 (a)	2,774	2,743
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.79%, (3M LIBOR + 1.75%), 01/15/25 (a)	3,951	3,963
Beacon Roofing Supply, Inc.
2017 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 01/02/25 (a)	1,930	1,924
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.35%, (3M LIBOR + 4.25%), 06/16/24 (a)	8	8
Term Loan, 6.52%, (3M LIBOR + 4.25%), 06/16/24 (a)	1,542	1,503
2017 Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (a)	762	743
Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (a)	977	952
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 08/09/25 (a)	1,704	1,708
2018 1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 08/15/25 (a)	2,056	2,062
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (a)	4,860	4,872
Builders FirstSource, Inc.
2017 Term Loan B, 5.33%, (3M LIBOR + 3.00%), 02/29/24 (a)	1,204	1,207
Core & Main LP
2017 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 08/01/24 (a)	866	858
Cortes NP Acquisition Corporation
2017 Term Loan B, 6.33%, (3M LIBOR + 4.00%), 11/30/23 (a)	6,740	6,403
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (a)	2,464	2,414
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	1,472	1,478
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/22/25 (a) (c) (d)	2,948	2,624
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 6.15%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	2,668	2,666
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 07/25/24 (a)	3,222	3,156
EWT Holdings III Corp.
Term Loan, 5.11%, (1M LIBOR + 3.00%), 12/13/24 (a) (d)	3,802	3,814
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (a)	2,830	2,836
Gardner Denver, Inc.
2017 USD Term Loan B, 4.86%, (1M LIBOR + 2.75%), 07/30/24 (a)	4,178	4,192
Gates Global LLC
2017 USD Repriced Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/01/24 (a)	6,431	6,324
GFL Environmental Inc.
2018 USD Term Loan B, 5.11%, (3M LIBOR + 3.00%), 05/11/25 (a)	3,013	2,986
Hamilton Holdco, LLC
2018 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 06/01/25 (a)	5,679	5,693
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 08/16/23 (a)	5,307	5,145
Hillman Group Inc. (The)
2018 Term Loan B, 6.11%, (1M LIBOR + 4.00%), 05/16/25 (a)	3,557	3,447
IBC Capital Limited
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.75%), 09/11/23 (a)	3,200	3,176
Janus International Group, LLC
2018 1st Lien Term Loan, 5.86%, (3M LIBOR + 3.75%), 02/07/25 (a) (e)	2,868	2,839
L&W, Inc.
2018 Term Loan B, 6.11%, (1M LIBOR + 4.00%), 05/18/25 (a) (c) (d)	1,689	1,621
MX Holdings US, Inc.
2018 USD Term Loan B1C, 5.11%, (3M LIBOR + 3.00%), 06/18/25 (a)	2,673	2,678
Navistar International Corporation
2017 1st Lien Term Loan B, 5.53%, (3M LIBOR + 3.50%), 11/01/24 (a)	4,088	4,063
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (a)	5,555	5,496
Pelican Products, Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 04/18/25 (a) (c)	2,765	2,648
PODS, LLC
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 11/21/24 (a) (b)	970	968
2018 1st Lien Term Loan, 5.05%, (3M LIBOR + 2.75%), 11/21/24 (a)	3,102	3,094
Prime Security Services Borrower, LLC
Term Loan, 4.86%, (3M LIBOR + 2.75%), 05/02/22 (a)	6,661	6,660
Rexnord LLC
2017 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/21/24 (a)	4,450	4,473
Robertshaw US Holding Corp
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 3.25%), 02/14/25 (a) (e)	1,773	1,609
2018 2nd Lien Term Loan, 10.13%, (3M LIBOR + 8.00%), 02/14/26 (a)	450	386
Sabre Industries, Inc.
2019 Term Loan B, 6.31%, (3M LIBOR + 4.25%), 04/09/26 (a)	3,003	3,015
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 01/26/25 (a)	2,241	1,976
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (a)	6,070	6,088
Trans Union, LLC
Term Loan B3, 4.11%, (3M LIBOR + 2.00%), 04/09/23 (a)	3,949	3,960
2018 Term Loan B4, 4.11%, (3M LIBOR + 2.00%), 06/12/25 (a)	553	554
TransDigm, Inc.
2018 Term Loan G, 4.83%, (3M LIBOR + 2.50%), 08/22/24 (a)	2,504	2,490
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (a)	3,974	3,955
USI, Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,643	3,580
USIC Holdings, Inc.
2017 Term Loan B, 5.29%, (3M LIBOR + 3.00%), 12/09/23 (a)	3,099	3,073
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 5.11%, (3M LIBOR + 3.00%), 02/28/24 (a)	2,196	2,163
Ventia Deco LLC
2016 Term Loan B, 5.84%, (3M LIBOR + 3.50%), 05/21/22 (a) (d)	2,297	2,297
XPO Logistics, Inc.
2019 Term Loan B1, 4.54%, (3M LIBOR + 2.50%), 02/24/25 (a)	2,995	3,012
		169,352

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Materials 9.8%
American Builders & Contractors Supply Co., Inc.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 10/31/23 (a)	5,706	5,701
Avantor, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 09/22/24 (a)	1,505	1,516
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 6.62%, (3M LIBOR + 4.50%), 07/25/25 (a)	1,696	1,590
Berry Global, Inc.
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (a)	1,691	1,698
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (a)	7,550	7,384
Charter NEX US, Inc.
Incremental Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/16/24 (a)	4,134	4,128
Composite Resins Holding B.V.
2018 Term Loan B, 6.46%, (3M LIBOR + 4.25%), 06/27/25 (a) (e)	3,328	3,318
Consolidated Container Company LLC
2017 1st Lien Term Loan, 4.79%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	3,131	3,112
Ferro Corporation
2018 USD Term Loan B1, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	2,935	2,931
2018 USD Term Loan B2, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,507	1,506
2018 USD Term Loan B3, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,475	1,474
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.32%, (3M LIBOR + 3.00%), 12/15/23 (a)	5,753	5,533
Flint Group US LLC
USD Term Loan B8, 5.28%, (1M LIBOR + 3.00%), 09/07/21 (a)	975	818
Gemini HDPE LLC
Term Loan B, 4.76%, (3M LIBOR + 2.50%), 08/04/24 (a)	1,412	1,410
GYP Holdings III Corp.
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 05/15/25 (a)	3,965	3,943
Hexion Inc
USD Exit Term Loan, 5.82%, (3M LIBOR + 3.50%), 06/27/26 (a)	4,031	4,016
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.29%, (3M LIBOR + 4.25%), 06/30/22 (a)	3,587	3,165
Kraton Polymers, LLC
Term Loan, 4.61%, (3M LIBOR + 2.50%), 03/03/25 (a)	2,835	2,828
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 08/15/25 (a)	3,772	3,563
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (a)	6,126	6,110
Momentive Performance Materials Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/18/24 (a)	2,420	2,402
OCI Beaumont LLC
Term Loan, 6.33%, (3M LIBOR + 4.00%), 02/14/25 (a) (c) (d)	1,773	1,771
Onex TSG Intermediate Corp.
1st Lien Term Loan, 6.11%, (3M LIBOR + 4.00%), 07/31/22 (a)	1,734	1,611
Perstorp Holding AB
USD Term Loan B, 6.89%, (3M LIBOR + 4.75%), 04/03/26 (a) (c)	2,995	2,815
Platform Specialty Products Corp.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 11/14/25 (a) (b)	1,500	1,504
Term Loan, 4.36%, (3M LIBOR + 2.25%), 11/14/25 (a)	2,409	2,416
Plaze, Inc.
2019 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 08/01/26 (a)	3,850	3,836
PMHC II, Inc.
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.50%), 03/20/25 (a)	896	719
2018 2nd Lien Term Loan, 9.93%, (3M LIBOR + 7.75%), 03/22/26 (a)	250	196
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 4.75%), 08/21/25 (a)	120	118
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 4.75%), 08/21/25 (a)	5,303	5,150
Polymer Additives, Inc.
2018 1st Lien Term Loan, 8.12%, (3M LIBOR + 6.00%), 07/25/25 (a) (c) (d)	1,781	1,513
PQ Corporation
2018 Term Loan B, 4.76%, (3M LIBOR + 2.50%), 02/08/25 (a)	5,349	5,354
Pro Mach Group, Inc.
2018 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 03/07/25 (a)	2,765	2,688
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,977	1,884
2016 1st Lien Term Loan, 5.62%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,170	1,115
2016 1st Lien Term Loan, 5.76%, (3M LIBOR + 3.50%), 11/18/23 (a)	890	848
2016 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,359	1,295
2016 1st Lien Term Loan, 7.50%, (3M LIBOR + 3.50%), 11/18/23 (a)	14	13
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 11/03/23 (a)	6,252	6,225
Reynolds Group Holdings Inc.
Term Loan, 4.79%, (3M LIBOR + 2.75%), 02/05/23 (a)	4,431	4,437
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.12%, (3M LIBOR + 4.00%), 06/26/25 (a)	3,219	3,126
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/18/25 (a)	8	8
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (a)	5,745	5,619
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.75%), 11/29/23 (a)	288	279
2016 1st Lien Term Loan, 6.01%, (3M LIBOR + 3.75%), 11/29/23 (a)	3,225	3,133
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 5.36%, (3M LIBOR + 3.25%), 10/05/24 (a)	1,798	1,735
Trinseo Materials Operating S.C.A.
Term Loan, 4.11%, (3M LIBOR + 2.00%), 09/06/24 (a)	4,084	4,058
Tronox Finance LLC
Term Loan B, 4.86%, (3M LIBOR + 2.75%), 09/11/24 (a)	1,922	1,921
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 09/11/24 (a)	1,234	1,233
Univar Inc.
2017 USD Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/01/24 (a)	6,312	6,325
Wilsonart LLC
2017 Term Loan B, 5.58%, (3M LIBOR + 3.25%), 12/19/23 (a)	5,714	5,603
Zep Inc.
2017 1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 08/11/24 (a)	784	611
		147,305
Health Care 9.6%
Accelerated Health Systems, LLC
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 11/02/25 (a)	3,114	3,118

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
ADMI Corp.
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/06/24 (a)	4,754	4,703
Agiliti Health, Inc
Term Loan, 5.12%, (3M LIBOR + 3.00%), 10/18/25 (a) (c)	2,027	2,022
Air Methods Corporation
2017 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 04/12/24 (a)	953	770
Aldevron, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 09/20/26 (a) (b)	2,978	2,985
Alliance Healthcare Services, Inc.
2017 Term Loan B, 6.61%, (3M LIBOR + 4.50%), 10/20/23 (a) (d) (e)	2,381	2,246
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 08/15/24 (a)	2,375	2,194
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.56%, (3M LIBOR + 3.50%), 03/26/25 (a)	2,996	2,546
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (a)	2,746	2,736
ATI Holdings Acquisition, Inc.
2016 Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 (a)	172	170
Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (a)	3,268	3,229
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.79%, (3M LIBOR + 3.75%), 07/23/25 (a)	3,211	3,188
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	5,862	5,832
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/07/23 (a)	5,473	5,463
Concentra Inc.
2018 1st Lien Term Loan, 4.54%, (3M LIBOR + 2.50%), 06/01/22 (a)	3,027	3,043
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (a)	2,820	2,834
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 04/12/24 (a)	4,616	4,193
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (a)	391	318
ExamWorks Group, Inc.
Term Loan, 5.36%, (1M LIBOR + 3.25%), 07/27/23 (a)	3,604	3,615
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.81%, (3M LIBOR + 3.75%), 06/20/25 (a)	4,463	4,485
GHX Ultimate Parent Corporation
2017 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/24/24 (a)	2,893	2,857
Global Medical Response, Inc.
2018 Term Loan B1, 5.31%, (3M LIBOR + 3.25%), 04/28/22 (a)	3,257	3,042
Jaguar Holding Company II
Term Loan, 4.54%, (3M LIBOR + 2.50%), 08/18/22 (a)	3,684	3,685
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 5.00%), 06/21/25 (a)	2,772	2,772
Kinetic Concepts, Inc.
2017 USD Term Loan B, 5.58%, (3M LIBOR + 2.25%), 01/30/24 (a)	2,087	2,090
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (a)	3,043	2,894
National Mentor Holdings, Inc.
2019 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 03/09/26 (a)	3,542	3,550
2019 Term Loan C, 6.30%, (3M LIBOR + 4.25%), 03/09/26 (a)	221	222
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.56%, (3M LIBOR + 3.25%), 06/01/25 (a)	3,994	3,857
Parexel International Corporation
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 08/06/24 (a)	2,824	2,677
Phoenix Guarantor Inc
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 02/12/26 (a)	4,217	4,221
Prestige Brands, Inc.
Term Loan B4, 4.11%, (3M LIBOR + 2.00%), 01/20/24 (a)	3,877	3,883
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 7.06%, (3M LIBOR + 4.75%), 06/28/25 (a)	2,277	2,241
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	1,497	1,473
RadNet, Inc.
Reprice Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/30/23 (a)	3,064	3,072
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (a)	4,962	4,963
Select Medical Corporation
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/13/24 (a)	3	3
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (a)	3,275	3,279
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 06/19/25 (a)	4,098	4,086
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.37%, (3M LIBOR + 3.25%), 06/18/24 (a)	3,188	3,110
Team Health Holdings, Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 01/12/24 (a)	3,171	2,603
Tivity Health Inc
Term Loan A, 6.36%, (3M LIBOR + 4.25%), 03/08/24 (a) (d)	776	769
Term Loan B, 7.36%, (3M LIBOR + 5.25%), 03/08/26 (a)	890	883
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (3M LIBOR + 3.00%), 06/16/24 (a)	3,289	3,194
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (a)	7,019	7,045
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (a)	5,643	5,657
Vizient, Inc.
2019 Term Loan B5, 4.54%, (3M LIBOR + 2.50%), 04/17/26 (a)	1,274	1,278
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 7.61%, (3M LIBOR + 5.50%), 09/25/25 (a)	2,987	2,948
Zelis Healthcare Corp
Term Loan, 0.00%, (3M LIBOR + 4.75%), 09/26/26 (a) (b)	1,425	1,413
		143,457
Communication Services 7.6%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (a)	4,209	4,223
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 6.30%, (3M LIBOR + 4.25%), 08/15/26 (a)	5,738	5,602
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (a)	5,302	5,263
Cincinnati Bell, Inc.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/02/24 (a)	2,978	2,965

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 4.36%, (1M LIBOR + 2.25%), 08/11/24 (a)	6,142	6,142
Consolidated Communications, Inc.
2016 Term Loan B, 5.12%, (1M LIBOR + 3.00%), 09/29/23 (a)	5,426	5,207
CSC Holdings, LLC
2018 Incremental Term Loan, 4.28%, (3M LIBOR + 2.25%), 01/31/26 (a)	5,970	5,961
Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/27/27 (a) (b)	450	450
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (a)	1,720	1,729
Entercom Media Corp.
2017 Term Loan B, 4.80%, (3M LIBOR + 2.75%), 11/18/24 (a)	4,376	4,377
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (a)	3,040	3,030
GoodRx, Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 2.75%), 10/10/25 (a)	2,137	2,135
Gray Television, Inc.
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (a) (d)	4,912	4,924
Hargray Communications Group, Inc.
2017 Term Loan B, 5.11%, (3M LIBOR + 3.00%), 03/23/24 (a)	3,417	3,411
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (a)	933	939
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (a)	3,268	3,275
Maxar Technologies Ltd.
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 07/07/24 (a)	4,648	4,087
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 5.11%, (3M LIBOR + 3.00%), 10/27/24 (a)	4,826	4,770
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (a) (b)	235	236
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (b)	3,765	3,780
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (a)	771	774
SBA Senior Finance II LLC
2018 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 03/26/25 (a)	7,539	7,540
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.54%, (3M LIBOR + 4.50%), 06/20/24 (a)	2,998	2,623
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (a)	6,396	6,346
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	6,205	6,210
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (a) (b)	1,425	1,402
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/15/23 (a) (c) (d)	2,642	2,477
2016 1st Lien Term Loan, 8.00%, (3M PRIME + 3.00%), 12/16/23 (a) (c) (d)	—	—
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (a)	6,640	6,640
Windstream Holdings Inc.
DIP Term Loan, 4.62%, (3M LIBOR + 2.50%), 03/08/21 (a)	1,736	1,736
Ziggo Secured Finance Partnership
USD Term Loan E, 4.53%, (3M LIBOR + 2.50%), 04/15/25 (a)	6,000	5,985
		114,239
Consumer Staples 5.0%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/19/25 (a)	2,015	2,018
Albertsons, LLC
2019 Term Loan B8, 4.86%, (3M LIBOR + 2.75%), 08/07/26 (a)	3,196	3,215
American Seafoods Group LLC
2017 1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 07/27/23 (a)	2,969	2,972
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (a)	3,796	3,806
CHG PPC Parent LLC
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/16/25 (a)	3,985	3,985
Coty Inc.
2018 USD Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/29/25 (a)	1,524	1,474
Del Monte Foods, Inc.
1st Lien Term Loan, 5.39%, (6M LIBOR + 3.25%), 01/26/21 (a)	1,885	1,470
1st Lien Term Loan, 7.25%, (6M PRIME + 2.25%), 01/26/21 (a)	5	4
2nd Lien Term Loan, 9.47%, (6M LIBOR + 7.25%), 07/26/21 (a)	500	345
Diamond (BC) B.V.
Term Loan, 5.26%, (1M LIBOR + 3.00%), 07/24/24 (a)	3,067	2,918
USD Term Loan, 5.26%, (1M LIBOR + 3.00%), 07/24/24 (a)	8	7
Dole Food Co. Inc.
2017 Term Loan B, 4.86%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,628	1,605
2017 Term Loan B, 4.91%, (1M LIBOR + 2.75%), 03/22/24 (a)	3,205	3,160
2017 Term Loan B, 6.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	32	32
Edgewell Personal Care Company
Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/08/26 (a) (b)	3,098	3,099
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.80%, (3M LIBOR + 3.69%), 05/17/25 (a)	3,480	3,261
Hostess Brands, LLC
Term Loan, 4.36%, (3M LIBOR + 2.25%), 08/03/23 (a)	1,515	1,514
2017 Repriced Term Loan, 4.37%, (3M LIBOR + 2.25%), 08/03/23 (a)	505	505
2017 Repriced Term Loan, 4.51%, (3M LIBOR + 2.25%), 08/03/23 (a)	2,911	2,909
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (a)	4,894	4,915
Portillo's Holdings, LLC
1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 08/01/21 (a)	2,850	2,846
Post Holdings Inc.
2017 Series A Incremental Term Loan, 4.04%, (3M LIBOR + 2.00%), 05/24/24 (a)	5,008	5,019
Sigma Bidco B.V.
2018 USD Term Loan B2, 5.32%, (3M LIBOR + 3.00%), 03/07/25 (a)	3,960	3,937
United Natural Foods, Inc.
Term Loan B, 6.29%, (3M LIBOR + 4.25%), 10/22/25 (a)	5,592	4,659
US Foods, Inc.
2016 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 06/27/23 (a)	6,586	6,608
UTZ Quality Foods, LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 11/14/24 (a)	4,029	4,008

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Verra Mobility Corporation
2018 1st Lien Term Loan, 5.86%, (3M LIBOR + 3.75%), 02/23/25 (a)	4,489	4,504
		74,795
Energy 1.9%
EG America LLC
2018 USD Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	590	583
Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	4,437	4,380
EG Group Limited
2018 USD Term Loan B, 6.33%, (3M LIBOR + 4.00%), 02/01/25 (a)	1,773	1,750
Equitrans Midstream Corporation
Term Loan B, 6.61%, (3M LIBOR + 4.50%), 12/13/23 (a)	2,988	2,985
HFOTCO LLC
2018 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/19/25 (a)	2,975	2,966
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (a)	2,793	2,718
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/31/24 (a)	3,009	2,916
Natgasoline LLC
Term Loan B, 5.81%, (3M LIBOR + 3.50%), 10/31/25 (a)	3,975	3,965
Summit Midstream Partners Holdings, LLC
Term Loan B, 8.11%, (3M LIBOR + 6.00%), 05/15/22 (a)	1,165	1,137
TEX Operations Co. LLC
Exit Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/04/23 (a)	3,659	3,670
Traverse Midstream Partners LLC
Term Loan, 6.26%, (3M LIBOR + 4.00%), 09/22/24 (a)	2,126	1,865
		28,935
Real Estate 1.5%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.62%, (1M LIBOR + 2.50%), 03/21/24 (a)	2,083	2,082
2017 2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 03/21/25 (a)	3,139	3,145
ESH Hospitality, Inc.
2019 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/30/23 (a)	3,082	3,094
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (a)	6,960	6,971
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (a)	6,899	6,913
		22,205
Utilities 1.4%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 4.61%, (3M LIBOR + 2.50%), 01/15/25 (a)	3,178	3,178
Calpine Corporation
Term Loan B5, 4.61%, (3M LIBOR + 2.50%), 05/23/22 (a)	4,419	4,428
Term Loan B9, 4.86%, (3M LIBOR + 2.75%), 03/22/26 (a)	1,656	1,659
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/05/25 (a)	4,570	4,478
Pacific Gas And Electric Company
DIP Term Loan, 4.32%, (3M LIBOR + 2.25%), 12/31/20 (a)	3,765	3,784
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.02%, (3M LIBOR + 2.00%), 12/11/25 (a)	1,384	1,388
1st Lien Term Loan B3, 4.04%, (3M LIBOR + 2.00%), 12/11/25 (a)	2,048	2,053
		20,968
Total Senior Loan Interests (cost $1,409,876)		1,386,229
CORPORATE BONDS AND NOTES 2.6%
Communication Services 0.5%
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27	1,438	1,307
Diamond Sports Group, LLC
5.38%, 08/15/26 (f)	598	621
6.63%, 08/15/27 (f)	1,276	1,323
Iheartcommunications, Inc.
8.38%, 05/01/27	490	530
Nexstar Escrow Inc.
5.63%, 07/15/27 (f)	235	246
Sirius XM Radio Inc.
5.50%, 07/01/29 (f)	2,000	2,135
Sprint Corporation
7.13%, 06/15/24	624	672
		6,834
Energy 0.5%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	1,544	1,640
Enlink Midstream, LLC
5.38%, 06/01/29	2,000	1,918
Everest Acquisition, LLC
7.75%, 05/15/26 (f)	2,000	1,500
Transocean Proteus Limited
6.25%, 12/01/24 (f)	1,481	1,515
		6,573
Financials 0.3%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (f)	1,650	1,725
Icahn Enterprises L.P.
6.25%, 05/15/26 (f)	977	1,026
Springleaf Finance Corporation
7.13%, 03/15/26	2,000	2,218
		4,969
Materials 0.3%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (f)	1,625	1,690
FXI Holdings, Inc.
7.88%, 11/01/24 (f)	1,025	902
Koppers Inc.
6.00%, 02/15/25 (f)	645	645
Olin Corporation
5.13%, 09/15/27	1,122	1,153
5.00%, 02/01/30	498	500
		4,890
Consumer Staples 0.2%
Energizer Holdings, Inc.
7.75%, 01/15/27 (f)	2,000	2,226
JBS Investments II GmbH
5.75%, 01/15/28 (f)	377	393
JBS USA Food Company
5.50%, 01/15/30 (f)	900	954
		3,573
Health Care 0.2%
Bausch Health Companies Inc.
8.50%, 01/31/27 (f)	1,500	1,684
Community Health Systems, Inc.
8.63%, 01/15/24 (f)	1,000	1,036
Tenet Healthcare Corporation
8.13%, 04/01/22	220	238
		2,958
Industrials 0.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (f)	1,625	1,726
Bombardier Inc.
7.88%, 04/15/27 (f)	853	848
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	300	316
		2,890

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.2%
IHO Verwaltungs GmbH
6.75%, 05/15/27 (f) (g)	2,000	2,036
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (f)	392	376
		2,412
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (f) (h)	1,600	1,743
Utilities 0.1%
Calpine Corporation
5.25%, 06/01/26 (f)	1,598	1,656
Total Corporate Bonds And Notes (cost $38,264)		38,498
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
ALM Ltd/KY
Series 2019-A1B-6A, 3.98%, (3M USD LIBOR + 1.60%), 04/15/30 (a) (f)	3,000	2,981
ARES L CLO Ltd
Series 2019-A2-53A, 4.17%, (3M USD LIBOR + 1.65%), 04/24/31 (a) (f)	2,300	2,300
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 3.95%, (3M USD LIBOR + 1.65%), 04/18/31 (a) (f)	2,000	2,000
Benefit Street Partners CLO Ltd
Series 2019-A2-17A, 3.93%, (3M USD LIBOR + 1.60%), 07/15/32 (a) (f)	834	834
LCM Ltd Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 4.22%, (3M USD LIBOR + 1.60%), 04/21/31 (a) (f)	958	958
Octagon Investment Partners 41 Ltd
Series 2019-A2-2A, 4.25%, (3M USD LIBOR + 1.65%), 04/15/31 (a) (f)	1,333	1,333
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,425)		10,406
COMMON STOCKS 0.2%
Financials 0.2%
AFGlobal Corporation (c) (d) (i) (j)	39	2,155
Freedom Group Inc. (c) (d) (i)	57	57
		2,212
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	112	283
iHeartMedia, Inc. - Class A (i)	6	84
		367
Health Care 0.0%
Envigo RMS Holding Corp. (c) (d) (i)	8	—
Total Common Stocks (cost $6,583)		2,579
WARRANTS 0.0%
AFGlobal Corporation (c) (d) (i)	5	45
iHeartMedia, Inc. (d) (e) (i)	42	538
Total Warrants (cost $992)		583
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. Escrow (c) (d) (i) (k)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (l) (m)	71,981	71,981
Total Short Term Investments (cost $71,981)		71,981
Total Investments 100.8% (cost $1,538,121)		1,510,276
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.8)%		(12,000)
Total Net Assets 100.0%		1,498,283

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $38,728 and 2.6% of the Fund.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Non-income producing security.

(j) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	2,155	0.1

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/PPM America Floating Rate Income Fund
Allied Universal Holdco LLC – 2019 Delayed Draw Term Loan	127	1
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	283	(6)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

NCR Corporation – 2019 Delayed Draw Term Loan	406	—
PG&E Corp – DIP Delayed Draw Term Loan	1,249	12
	2,065	7

JNL/PPM America Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(43)	December 2019	(5,679)	3	76
United States 10 Year Ultra Bond	(11)	December 2019	(1,597)	—	30
United States 5 Year Note	(79)	January 2020	(9,492)	4	79
				7	185

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 88.5%
Communication Services 19.7%
Altice Financing S.A.
8.13%, 01/15/24 (a)	4,000	4,130
7.63%, 02/15/25 (a) (b)	3,703	3,843
Altice France
6.25%, 05/15/24 (a)	3,416	3,526
7.38%, 05/01/26 (a)	9,780	10,494
Altice Luxembourg Fr SA
8.13%, 02/01/27 (a)	7,600	8,397
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (b)	9,153	8,316
CB Escrow Corp.
8.00%, 10/15/25 (a)	8,275	7,286
CCO Holdings, LLC
5.88%, 05/01/27 (a)	19,000	20,110
5.00%, 02/01/28 (a)	3,881	4,018
5.38%, 06/01/29 (a)	15,740	16,754
CenturyLink, Inc.
6.75%, 12/01/23	5,000	5,491
5.63%, 04/01/25	5,000	5,188
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	2,531	2,349
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	4,209	4,627
Connect Midco II Limited
6.75%, 10/01/26 (a)	6,976	7,101
Consolidated Communications, Inc.
6.50%, 10/01/22 (b)	7,000	6,485
CSC Holdings, LLC
5.50%, 04/15/27 (a)	4,267	4,514
7.50%, 04/01/28 (a)	12,200	13,765
6.50%, 02/01/29 (a)	4,564	5,064
5.75%, 01/15/30 (a)	5,285	5,522
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,699	2,801
6.63%, 08/15/27 (a) (b)	4,397	4,560
DISH DBS Corporation
5.13%, 05/01/20	3,000	3,035
5.00%, 03/15/23	7,000	7,078
5.88%, 11/15/24	4,250	4,212
Frontier Communications Corporation
10.50%, 09/15/22	9,125	4,200
8.50%, 04/01/26 (a)	6,442	6,448
8.00%, 04/01/27 (a)	2,200	2,324
Gannett Co., Inc.
5.50%, 09/15/24 (a)	3,000	3,088
Hughes Satellite Systems Corporation
5.25%, 08/01/26	3,046	3,263
6.63%, 08/01/26	2,896	3,149
Iheartcommunications, Inc.
6.38%, 05/01/26	1,288	1,395
8.38%, 05/01/27 (b)	6,483	7,002
5.25%, 08/15/27 (a)	991	1,035
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a)	8,841	8,918
9.75%, 07/15/25 (a)	12,995	13,621
Level 3 Parent, LLC
5.75%, 12/01/22	5,000	5,019
Liberty Media Corporation
8.25%, 02/01/30	5,050	5,290
Live Nation Entertainment, Inc.
5.38%, 06/15/22 (a)	2,425	2,457
4.88%, 11/01/24 (a)	7,042	7,305
5.63%, 03/15/26 (a)	2,753	2,935
MDC Partners Inc.
6.50%, 05/01/24 (a)	7,046	6,433
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (c)	7,626	7,777
Neptune Finco Corp.
10.88%, 10/15/25 (a) (b)	5,044	5,715
Netflix, Inc.
5.75%, 03/01/24	2,000	2,186
5.88%, 11/15/28	8,000	8,701
6.38%, 05/15/29 (a)	3,866	4,282
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,854	1,942
Qwest Corporation
6.88%, 09/15/33	6,100	6,095
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	2,560	2,579
Sinclair Television Group, Inc.
5.88%, 03/15/26 (a)	5,000	5,228
5.13%, 02/15/27 (a)	800	806
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	1,460	1,515
5.38%, 04/15/25 - 07/15/26 (a)	10,400	10,914
5.00%, 08/01/27 (a)	4,000	4,129
5.50%, 07/01/29 (a)	2,782	2,969
Sprint Capital Corporation
6.88%, 11/15/28	6,000	6,540
Sprint Communications, Inc.
7.00%, 03/01/20 (a)	4,000	4,067
6.00%, 11/15/22	4,000	4,238
Sprint Corporation
7.13%, 06/15/24	20,125	21,679
7.63%, 02/15/25	3,000	3,299
TEGNA Inc.
5.00%, 09/15/29 (a)	2,635	2,667
Telecom Italia Capital, Societe Anonyme
6.00%, 09/30/34	7,150	7,598
Telesat Canada
8.88%, 11/15/24 (a)	5,774	6,194
6.50%, 10/15/27 (a)	3,482	3,544
T-Mobile USA, Inc.
4.00%, 04/15/22 (b)	2,000	2,062
6.50%, 01/15/24	5,000	5,195
6.00%, 04/15/24	2,000	2,078
5.13%, 04/15/25	5,000	5,181
5.38%, 04/15/27	2,000	2,157
4.75%, 02/01/28	3,001	3,145
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	3,159	3,135
Windstream Services, LLC
0.00%, 10/31/25 (a) (d) (e)	6,000	6,117
Zayo Group, LLC
6.00%, 04/01/23	9,111	9,364
		415,646
Financials 13.5%
Acrisure, LLC
7.00%, 11/15/25 (a)	4,626	4,328
Ally Financial Inc.
4.25%, 04/15/21	3,000	3,061
4.63%, 05/19/22	5,000	5,201
3.88%, 05/21/24	8,649	8,952
Altice Financing S.A.
6.63%, 02/15/23 (a)	3,896	4,004
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	8,000	8,362
5.25%, 08/15/27 (a)	5,300	5,376
CIT Group Inc.
4.75%, 02/16/24	5,415	5,726
5.25%, 03/07/25	743	811
6.13%, 03/09/28	784	922
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	10,474	10,585
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,927
8.25%, 03/01/27 (a) (b)	8,673	8,452
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (c)	8,520	9,021
6.38%, (callable at 100 beginning 08/21/26) (a) (c)	4,365	4,536

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Diamond Finance International Limited
6.02%, 06/15/26 (a)	10,494	11,803
Eagle Holding Company II, LLC
7.75%, 05/15/22 (a) (f)	3,170	3,199
8.38%, 05/15/22 (a) (f)	5,073	5,121
Glencore Funding LLC
4.88%, 03/12/29 (a)	3,705	4,000
Icahn Enterprises L.P.
6.25%, 05/15/26 (a)	17,159	18,019
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a)	6,000	6,346
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (a) (b)	1,137	1,052
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,301
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (a)	941	971
5.00%, 01/15/28 (a)	3,726	3,867
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (c)	5,380	5,523
5.30%, (callable at 100 beginning 05/01/20) (c)	5,336	5,391
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	3,034
5.38%, 01/15/24	5,000	5,102
4.63%, 09/15/27 (a)	7,541	7,631
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (a)	7,000	7,207
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (c)	4,408	4,579
7.50%, (callable at 100 beginning 09/27/25) (c)	3,740	4,006
Navient Corporation
7.25%, 09/25/23	5,433	5,908
5.88%, 10/25/24	4,383	4,439
Nexstar Escrow Corporation
5.63%, 08/01/24 (a) (b)	10,000	10,414
Nordic Aviation Capital DAC
5.83%, 03/14/26 (g) (h)	5,000	5,353
Petershill II LP
5.00%, 07/15/39	3,600	3,600
Rassman, Joel H.
4.88%, 03/15/27	3,154	3,384
3.80%, 11/01/29	5,818	5,724
Resideo Funding Inc.
6.13%, 11/01/26 (a)	1,953	2,065
Springleaf Finance Corporation
6.13%, 03/15/24	3,495	3,767
7.13%, 03/15/26	6,946	7,704
6.63%, 01/15/28	1,555	1,679
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (a)	531	577
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (a)	3,800	3,985
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	6,239	6,411
5.13%, 11/01/27 (a)	4,161	4,297
USA Compression Finance Corp.
6.88%, 04/01/26	3,803	3,972
6.88%, 09/01/27 (a)	7,792	8,043
Vertiv Intermediate Holding Corporation
13.00%, 02/15/22 (a) (f)	8,410	7,609
Vistra Operations Company LLC
4.30%, 07/15/29 (a)	2,225	2,277
Washington Mutual Bank, FA
0.00%, 06/15/11 (d) (e) (h)	1,500	—
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,254	2,347
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	6,000	6,272
		285,243
Consumer Discretionary 13.1%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	2,856	3,013
9.75%, 07/15/27 (a)	3,175	3,313
Altice Luxembourg SA
10.50%, 05/15/27 (a)	2,700	3,046
Altice S.A.
7.63%, 02/15/25 (a)	6,000	6,251
Aramark Services, Inc.
4.75%, 06/01/26	4,571	4,709
5.00%, 02/01/28 (a)	1,896	1,974
Beazer Homes USA, Inc.
5.88%, 10/15/27 (b)	6,672	6,476
7.25%, 10/15/29 (a)	2,635	2,678
BidFair MergeRight Inc
7.38%, 10/15/27 (a)	4,220	4,299
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	6,223	6,382
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,000	5,115
Delphi Technologies PLC
5.00%, 10/01/25 (a)	6,189	5,499
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,153	3,370
Gibson Brands, Inc.
0.00%, 08/01/18 (b) (d) (e) (h) (i)	56	46
GLP Financing, LLC
5.38%, 04/15/26	4,000	4,405
Hanesbrands Inc.
4.63%, 05/15/24 (a)	3,000	3,160
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	6,222	6,340
5.13%, 05/01/26	7,019	7,379
IHO Verwaltungs GmbH
5.50%, 09/15/26 (a) (f)	1,679	1,654
6.75%, 05/15/27 (a) (f)	2,600	2,647
7.13%, 05/15/29 (a) (f)	2,330	2,356
KB Home
7.63%, 05/15/23	5,237	5,939
KFC Holding Co.
4.75%, 06/01/27 (a)	4,182	4,358
L Brands, Inc.
7.50%, 06/15/29	9,154	9,111
Lennar Corporation
4.75%, 11/29/27	5,927	6,366
M/I Homes, Inc.
6.75%, 01/15/21	8,000	8,090
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	7,399	7,990
4.75%, 01/15/28 (a)	1,432	1,447
Masonite International Corporation
5.38%, 02/01/28 (a)	3,013	3,148
MGM China Holdings Limited
5.38%, 05/15/24 (a)	1,706	1,773
5.88%, 05/15/26 (a)	3,755	3,940
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	5,583	5,351
NCL Corporation Ltd.
4.75%, 12/15/21 (a)	3,251	3,310
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	7,230	7,328
8.75%, 10/01/25 (a)	7,050	7,350
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a) (b)	3,305	3,347
Party City Holdings Inc.
6.63%, 08/01/26 (a) (b)	4,990	4,939
PetSmart, Inc.
5.88%, 06/01/25 (a)	9,847	9,821
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	10,000	10,357
Sally Holdings, LLC
5.63%, 12/01/25 (b)	4,500	4,581
Scientific Games International, Inc.
10.00%, 12/01/22	1,636	1,701
5.00%, 10/15/25 (a)	11,919	12,314
8.25%, 03/15/26 (a)	5,000	5,321
Sotheby's, Inc.
4.88%, 12/15/25 (a)	4,000	4,039

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Staples, Inc.
7.50%, 04/15/26 (a)	5,907	6,081
10.75%, 04/15/27 (a) (b)	4,091	4,224
Stars Group Holdings B.V.
7.00%, 07/15/26 (a)	6,102	6,470
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)	6,810	7,470
The Men's Wearhouse, Inc.
7.00%, 07/01/22	6,863	6,763
Viking Cruises Limited
5.88%, 09/15/27 (a)	5,001	5,290
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,194	6,395
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	5,292	5,544
Wolverine World Wide, Inc.
5.00%, 09/01/26 (a)	2,571	2,598
Wyndham Destinations, Inc.
5.40%, 04/01/24 (j)	5,000	5,276
5.75%, 04/01/27 (k)	1,400	1,516
Wynn Resorts Finance, LLC
5.13%, 10/01/29 (a)	1,136	1,191
		274,851
Energy 10.6%
Antero Midstream Partners LP
5.38%, 09/15/24	4,000	3,604
5.75%, 03/01/27 - 01/15/28 (a)	7,615	6,348
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	2,185	2,183
7.00%, 11/01/26 (a)	6,494	5,423
Brazos Valley Longhorn, L.L.C.
6.88%, 02/01/25	4,772	4,209
Bruin E&P Partners, LLC
8.88%, 08/01/23 (a)	9,032	6,751
Callon Petroleum Company
6.38%, 07/01/26	6,244	6,106
Chaparral Energy, Inc.
8.75%, 07/15/23 (a)	7,179	2,963
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	7,157	7,963
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	7,000	7,280
5.63%, 10/01/26	8,352	8,870
4.50%, 10/01/29 (a)	2,581	2,646
Chesapeake Energy Corporation
7.00%, 10/01/24	4,100	2,985
CNX Midstream Partners LP
6.50%, 03/15/26 (a)	6,352	5,860
Continental Resources, Inc.
4.50%, 04/15/23	6,000	6,234
Diamondback Energy, Inc.
4.75%, 11/01/24	4,861	4,982
5.38%, 05/31/25	3,000	3,134
Energy Transfer LP
5.25%, 04/15/29	3,749	4,224
Enlink Midstream, LLC
4.85%, 07/15/26	3,255	3,097
5.38%, 06/01/29	9,384	9,000
EQM Midstream Partners, LP
4.13%, 12/01/26	6,082	5,646
Everest Acquisition, LLC
8.00%, 11/29/24 (a)	2,895	1,113
7.75%, 05/15/26 (a)	2,500	1,875
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (a)	2,669	1,810
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	4,364	4,559
Murphy Oil USA, Inc.
5.75%, 08/15/25	5,300	5,405
4.75%, 09/15/29	829	850
Nabors Industries, Inc.
5.50%, 01/15/23 (b)	3,796	3,122
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	3,363	3,598
Noble Corporation
7.88%, 02/01/26 (a) (b)	8,000	5,745
Parsley Energy, LLC
5.25%, 08/15/25 (a)	6,000	6,087
PBF Logistics LP
6.88%, 05/15/23	7,572	7,798
Precision Drilling Corporation
5.25%, 11/15/24	4,000	3,553
7.13%, 01/15/26 (a)	7,206	6,700
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	5,220	5,532
Shelf Drilling Management Services DMCC
8.25%, 02/15/25 (a)	7,272	6,476
SM Energy Company
1.50%, 07/01/21 (l)	488	442
6.13%, 11/15/22	2,150	2,062
Southwestern Energy Company
7.50%, 04/01/26	5,000	4,370
SRC Energy Inc.
6.25%, 12/01/25	5,565	5,518
Targa Resource Corporation
5.88%, 04/15/26	6,545	6,914
5.00%, 01/15/28	2,100	2,126
Transocean Inc
7.50%, 01/15/26 (a)	8,044	7,138
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	2,848	2,988
Transocean Proteus Limited
6.25%, 12/01/24 (a)	5,291	5,410
White Star Petroleum, LLC
0.00%, 09/15/22 (d) (e) (g) (h) (i)	5,000	—
Whiting Petroleum Corporation
1.25%, 04/01/20 (l)	130	127
6.25%, 04/01/23	7,657	5,917
WPX Energy, Inc.
5.75%, 06/01/26	1,816	1,860
5.25%, 09/15/24 - 10/15/27	4,679	4,748
		223,351
Health Care 10.0%
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	975	1,008
6.13%, 04/15/25 (a)	8,727	9,045
5.50%, 11/01/25 (a)	1,907	1,996
8.50%, 01/31/27 (a)	21,943	24,639
5.75%, 08/15/27 (a)	4,733	5,111
7.00%, 03/15/24 - 01/15/28 (a)	3,907	4,132
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	611	634
Centene Corporation
4.75%, 05/15/22 - 01/15/25	5,581	5,721
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	7,717	8,085
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	3,130	3,243
8.00%, 03/15/26 (a)	5,205	5,200
HCA Inc.
5.00%, 03/15/24	4,231	4,620
5.25%, 06/15/26	6,438	7,194
5.38%, 09/01/26	2,694	2,956
4.50%, 02/15/27	8,000	8,603
5.63%, 09/01/28	8,788	9,804
5.88%, 02/01/29	1,718	1,933
5.13%, 06/15/39	2,125	2,322
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (a)	1,643	1,682
Hologic, Inc.
4.38%, 10/15/25 (a)	5,634	5,774
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	4,764	4,998
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	8,000	8,570
Mednax, Inc.
6.25%, 01/15/27 (a)	9,445	9,367

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,317	3,987
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (a)	5,896	6,284
Mylan Inc
4.55%, 04/15/28	3,729	3,973
5.20%, 04/15/48	2,086	2,211
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (a)	7,665	7,494
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	10,901	9,973
Polaris Intermediate School
8.50%, 12/01/22 (a) (f)	3,000	2,551
Tenet Healthcare Corporation
8.13%, 04/01/22	6,116	6,617
5.13%, 05/01/25	8,000	8,121
6.25%, 02/01/27 (a)	4,716	4,913
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a) (b)	5,694	3,940
WellCare Health Plans, Inc.
5.25%, 04/01/25	10,307	10,764
5.38%, 08/15/26 (a)	2,195	2,345
		209,810
Industrials 7.4%
ACCO Brands Corporation
5.25%, 12/15/24 (a)	3,776	3,912
Aircastle Limited
4.13%, 05/01/24	8,285	8,602
4.25%, 06/15/26	5,200	5,329
ARD Securities Finance SARL
8.50%, 01/31/23 (a) (f)	2,278	2,360
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	3,386	3,458
5.25%, 08/01/26 (a)	5,294	5,624
4.38%, 08/15/27 (a)	3,805	3,896
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	6,310	6,768
Bombardier Inc.
5.75%, 03/15/22 (a)	2,000	2,034
6.13%, 01/15/23 (a) (b)	7,956	8,113
7.50%, 03/15/25 (a)	4,141	4,139
7.88%, 04/15/27 (a)	3,322	3,304
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	2,070	1,964
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (a)	7,000	7,286
5.50%, 10/15/24 (a)	4,727	4,762
7.13%, 08/01/26 (a) (b)	4,230	4,412
Navistar International Corporation
6.63%, 11/01/25 (a)	4,968	5,044
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	7,956	8,248
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (a)	1,498	1,574
5.75%, 04/15/26 (a) (b)	9,694	10,087
Sensata Technologies B.V.
5.63%, 11/01/24 (a)	1,364	1,484
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	3,000	3,199
Standard Industries Inc.
4.75%, 01/15/28 (a)	4,042	4,151
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	9,242	9,523
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	681	674
TransDigm Inc.
6.50%, 05/15/25	4,000	4,166
6.25%, 03/15/26 (a)	10,821	11,624
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	892	939
8.50%, 08/15/27 (a)	466	505
United Rentals (North America), Inc.
5.50%, 05/15/27	10,900	11,559
4.88%, 01/15/28	5,961	6,198
		154,938
Materials 5.4%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	1,399	1,520
ARD Finance S.A.
8.50%, 09/15/23 (f)	3,000	3,097
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	8,407	8,704
5.63%, 07/15/27 (a)	3,519	3,643
Berry Global, Inc.
5.13%, 07/15/23	4,000	4,101
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a) (b)	10,000	10,275
Crown Americas LLC
4.25%, 09/30/26	4,742	4,924
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	9,784	10,132
4.50%, 09/15/27 (a)	2,933	2,869
Freeport-McMoRan Inc.
3.88%, 03/15/23	4,000	4,028
4.55%, 11/14/24	533	547
5.00%, 09/01/27	4,600	4,582
5.40%, 11/14/34	8,203	7,867
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	7,986	7,028
Koppers Inc.
6.00%, 02/15/25 (a)	2,014	2,015
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	2,179	2,080
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,154	4,265
5.25%, 06/01/27 (a)	4,227	4,406
Olin Corporation
5.13%, 09/15/27	4,081	4,193
5.63%, 08/01/29	2,181	2,272
5.00%, 02/01/30	4,114	4,134
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	2,000	2,069
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	6,614	6,789
Standard Industries Inc.
6.00%, 10/15/25 (a)	3,000	3,145
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	5,566	5,413
		114,098
Consumer Staples 3.9%
Albertsons Companies, Inc.
6.63%, 06/15/24	5,200	5,460
5.75%, 03/15/25	2,000	2,064
BAT Capital Corp.
4.39%, 08/15/37	4,000	3,884
Cott Holdings Inc.
5.50%, 04/01/25 (a)	5,742	5,959
Coty Inc.
6.50%, 04/15/26 (a) (b)	6,000	5,850
Energizer Holdings, Inc.
6.38%, 07/15/26 (a) (b)	3,188	3,417
7.75%, 01/15/27 (a)	4,455	4,958
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,577
5.75%, 01/15/28 (a)	1,859	1,935
JBS USA Food Company
6.50%, 04/15/29 (a)	3,984	4,421
5.50%, 01/15/30 (a)	4,200	4,450
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (a)	850	893
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	2,906	2,178
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	5,384	5,576
5.88%, 09/30/27 (a)	1,610	1,732
Post Holdings, Inc.
5.63%, 01/15/28 (a)	6,100	6,465

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Safeway Inc.
5.88%, 02/15/28 (a)	7,971	8,449
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	5,290	5,306
Spectrum Brands, Inc.
5.75%, 07/15/25	1,462	1,524
5.00%, 10/01/29 (a)	2,618	2,664
		82,762
Utilities 1.9%
Calpine Corporation
5.25%, 06/01/26 (a)	15,222	15,775
DPL Inc.
4.35%, 04/15/29 (a)	4,325	4,254
The AES Corporation
5.50%, 04/15/25	11,041	11,467
5.13%, 09/01/27	6,000	6,377
Vistra Operations Company LLC
5.63%, 02/15/27 (a)	1,881	1,981
		39,854
Information Technology 1.6%
Broadcom Inc.
4.25%, 04/15/26 (a)	7,205	7,443
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	792	715
NCR Corporation
5.75%, 09/01/27 (a)	2,086	2,161
6.13%, 09/01/29 (a)	2,086	2,201
Radiate HoldCo, LLC
6.88%, 02/15/23 (a) (b)	4,087	4,210
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	5,000	5,219
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	6,948	7,115
Western Digital Corporation
4.75%, 02/15/26	4,367	4,493
		33,557
Real Estate 1.4%
Equinix, Inc.
5.38%, 05/15/27	8,387	9,049
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	8,419	8,715
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,093
PulteGroup, Inc.
5.00%, 01/15/27	4,962	5,362
Service Properties Trust
4.35%, 10/01/24	3,984	4,030
		29,249
Total Corporate Bonds And Notes (cost $1,834,996)		1,863,359
SENIOR LOAN INTERESTS 4.5%
Information Technology 1.2%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (m)	4,647	4,517
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (m)	717	697
Banff Merger Sub Inc
2018 USD Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/30/25 (m) (n)	3,250	3,124
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (m)	7,137	7,173
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (m)	3,870	3,853
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.14%, (3M LIBOR + 4.00%), 08/09/25 (m)	5,177	4,936
		24,300
Health Care 0.9%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 08/15/24 (m)	5,357	4,948
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (m)	6,000	5,706
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (m)	7,940	7,941
		18,595
Materials 0.5%
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (m)	6,947	6,794
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 4.75%), 08/21/25 (m)	98	96
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 4.75%), 08/21/25 (m)	4,309	4,185
		11,075
Communication Services 0.5%
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (m)	4,594	4,580
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (m)	2,660	2,676
Windstream Holdings Inc.
DIP Term Loan, 4.62%, (3M LIBOR + 2.50%), 03/08/21 (m)	3,077	3,077
		10,333
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (m)	969	972
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (m)	1,802	1,809
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (m)	5,189	5,134
		7,915
Real Estate 0.4%
Communications Sales & Leasing, Inc.
2017 Term Loan B, 7.11%, (1M LIBOR + 5.00%), 10/24/22 (m)	7,939	7,733
Consumer Discretionary 0.2%
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (m)	4,738	4,556
Financials 0.2%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (m)	3,230	3,210
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (m)	1,326	1,329
		4,539
Energy 0.2%
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (m)	4,571	4,448
Total Senior Loan Interests (cost $94,308)		93,494
INVESTMENT COMPANIES 2.7%
Eaton Vance Senior Floating-Rate Trust	223	2,904
SPDR Bloomberg Barclays High Yield Bond ETF	502	54,563
Total Investment Companies (cost $57,205)		57,467
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (a)	4,429	4,509
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,722	3,786
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	831	839

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Series 2012-B-2, 5.50%, 10/29/20	1,091	1,113
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,073)		10,247
COMMON STOCKS 0.3%
Energy 0.1%
Chaparral Energy, Inc. (d) (h)	5	6
Chaparral Energy, Inc. - Class A (b) (d)	126	168
MPLX LP	87	2,442
Prairie Provident Resources Inc. (d) (h)	224	12
Titan Energy LLC (d) (h)	75	2
		2,630
Materials 0.1%
Freeport-McMoRan Inc. - Class B	270	2,584
Ingevity Corporation (d)	—	1
Westrock Company, Inc.	—	3
		2,588
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	335	845
Dish Network Corporation - Class A (d)	11	381
iHeartMedia, Inc. (d) (g) (h)	2,143	—
iHeartMedia, Inc. (d) (g) (h)	11,279	—
iHeartMedia, Inc. - Class A (b) (d)	17	248
		1,474
Information Technology 0.0%
New Cotai LLC (d) (g) (h)	—	—
Total Common Stocks (cost $19,428)		6,692
WARRANTS 0.1%
iHeartMedia, Inc. (d) (h) (o)	124	1,585
Total Warrants (cost $2,288)		1,585
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (d) (g) (h) (p)	56,599	—
Quicksilver Resources Inc. Escrow (d) (g) (h) (p)	11,401	—
T-Mobile USA Inc. Escrow (d) (g) (h) (p)	5,000	—
T-Mobile USA Inc. Escrow (d) (g) (h) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (g) (h) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (g) (h) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (g) (h) (p)	5,000	—
T-Mobile USA, Inc. (d) (g) (h) (p)	3,001	—
Vantage Drilling Co. Escrow (b) (d) (g) (h) (i) (p)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 3.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (q) (r)	75,228	75,228
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 1.86% (q) (r)	61,521	61,521
Total Short Term Investments (cost $136,749)		136,749
Total Investments 103.1% (cost $2,155,047)		2,169,593
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (3.1)%		(64,616)
Total Net Assets 100.0%		2,104,998

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $1,164,863 and 55.3% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Non-income producing security.

(e) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Convertible security.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gibson Brands, Inc., 0.00%, 08/01/18	02/15/17	246	46	—
Vantage Drilling Co. Escrow	03/10/16	—	—	—
White Star Petroleum, LLC, 0.00%, 09/15/22	09/11/14	4,895	—	—
		5,141	46	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PPM America High Yield Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(146)	December 2019	(19,284)	11	258
United States 10 Year Ultra Bond	(95)	December 2019	(13,788)	3	260
United States 5 Year Note	(97)	January 2020	(11,614)	5	56
United States Long Bond	(56)	December 2019	(9,332)	2	243
				21	817

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.4%
Financials 23.7%
American Financial Group, Inc.	122	13,158
Home Bancshares Inc.	430	8,082
Huntington Bancshares Inc.	890	12,707
Janus Henderson Group PLC	597	13,413
Lincoln National Corp.	135	8,167
Reinsurance Group of America Inc.	82	13,110
Sterling Bancorp	251	5,035
Synovus Financial Corp.	340	12,158
TCF Financial Corporation	320	12,167
The Allstate Corporation	95	10,325
The Hartford Financial Services Group, Inc.	210	12,728
		121,050
Industrials 12.7%
Delta Air Lines Inc.	170	9,792
Kennametal Inc.	415	12,757
MasTec Inc. (a)	80	5,194
Spirit Aerosystems Holdings Inc. - Class A	154	12,640
Terex Corp.	460	11,946
Textron Inc.	254	12,460
		64,789
Information Technology 11.8%
Avnet, Inc.	177	7,874
Belden Inc.	175	9,335
CACI International Inc. - Class A (a)	28	6,475
Leidos Holdings Inc.	87	7,472
Nuance Communications, Inc. (a)	288	4,697
Semtech Corp. (a)	191	9,285
Teradata Corporation (a)	159	4,914
Teradyne Inc.	91	5,270
Western Digital Corp.	85	5,069
		60,391
Consumer Discretionary 11.1%
Best Buy Co., Inc.	100	6,899
Foot Locker Inc.	188	8,131
Helen of Troy Ltd (a)	69	10,879
Newell Brands Inc.	537	10,053
Penske Automotive Group, Inc.	172	8,132
Royal Caribbean Cruises Ltd.	117	12,642
		56,736
Materials 8.7%
Allegheny Technologies Incorporated (a)	240	4,860
Berry Global Group, Inc. (a)	180	7,065
Huntsman Corp.	360	8,374
Nucor Corp.	103	5,223
Reliance Steel & Aluminum Co.	110	10,963
Steel Dynamics Inc.	270	8,046
		44,531
Health Care 6.8%
Cigna Corp.	55	8,409
Magellan Health Services Inc. (a)	148	9,197
McKesson Corporation	85	11,616
Mednax, Inc. (a)	240	5,429
		34,651
Utilities 6.7%
PNM Resources, Inc.	210	10,937
The AES Corporation	650	10,621
Vistra Energy Corp.	465	12,429
		33,987
Consumer Staples 6.2%
Campbell Soup Co.	237	11,120
Ingredion Inc.	159	12,997
The Kroger Co.	290	7,476
		31,593
Energy 5.4%
Apache Corporation	164	4,186
National Oilwell Varco Inc.	249	5,281
Patterson-UTI Energy Inc.	504	4,309
PBF Energy Inc. - Class A	509	13,840
		27,616
Communication Services 3.8%
Meredith Corporation	211	7,735
Viacom Inc. - Class B	490	11,775
		19,510
Real Estate 2.5%
Regency Centers Corp.	188	13,029
Total Common Stocks (cost $494,439)		507,883
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	2,691	2,691
Total Short Term Investments (cost $2,691)		2,691
Total Investments 99.9% (cost $497,130)		510,574
Other Assets and Liabilities, Net 0.1%		452
Total Net Assets 100.0%		511,026

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 97.1%
Financials 20.9%
Axos Financial, Inc. (a)	480	13,272
Banc of California, Inc.	780	11,029
Cadence Bancorporation - Class A	628	11,012
Home Bancshares Inc.	670	12,593
Independent Bank Corp.	178	13,288
Janus Henderson Group PLC	500	11,230
Renasant Corporation	372	13,024
Sterling Bancorp	560	11,234
TCF Financial Corporation	333	12,662
		109,344
Industrials 17.3%
Aerojet Rocketdyne Holdings, Inc. (a)	180	9,092
Apogee Enterprises, Inc.	298	11,639
GATX Corp.	170	13,180
Kennametal Inc.	410	12,603
SkyWest Inc.	225	12,915
Steelcase Inc. - Class A	340	6,256
Terex Corp.	473	12,284
Triumph Group Inc.	540	12,355
		90,324
Information Technology 16.7%
Belden Inc.	260	13,868
Benchmark Electronics, Inc.	210	6,103
CACI International Inc. - Class A (a)	57	13,182
CSG Systems International, Inc.	170	8,786
Photronics Inc. (a)	600	6,528
Semtech Corp. (a)	225	10,937
SYNNEX Corporation	98	11,064
Teradata Corporation (a)	157	4,867
Teradyne Inc.	95	5,501
Verint Systems Inc. (a)	160	6,866
		87,702
Consumer Discretionary 11.8%
American Axle & Manufacturing Holdings, Inc. (a)	1,200	9,864
Helen of Troy Ltd (a)	84	13,228
Party City Holdco Inc. (a) (b)	1,256	7,172
Penske Automotive Group, Inc.	280	13,238
Skechers U.S.A. Inc. - Class A (a)	360	13,446
Tupperware Brands Corp.	310	4,920
		61,868
Energy 6.9%
Diamond Offshore Drilling, Inc. (a) (b)	660	3,667
Helix Energy Solutions Group, Inc. (a)	1,440	11,606
Patterson-UTI Energy Inc.	900	7,695
PBF Energy Inc. - Class A	491	13,350
		36,318
Health Care 6.9%
Integer Holdings Corporation (a)	141	10,669
Magellan Health Services Inc. (a)	200	12,420
Mednax, Inc. (a)	340	7,691
Owens & Minor Inc.	900	5,229
		36,009
Materials 5.1%
Allegheny Technologies Incorporated (a)	480	9,720
Olin Corp.	539	10,090
Reliance Steel & Aluminum Co.	70	6,976
		26,786
Real Estate 3.7%
DiamondRock Hospitality Co.	680	6,970
Kite Realty Naperville, LLC	770	12,435
		19,405
Consumer Staples 3.5%
Cott Corporation (c)	1,015	12,657
Ingredion Inc.	66	5,395
		18,052
Utilities 2.5%
PNM Resources, Inc.	254	13,254
Communication Services 1.8%
Meredith Corporation	262	9,590
Total Common Stocks (cost $550,315)		508,652
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	4,384	4,384
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	2,191	2,191
Total Short Term Investments (cost $6,575)		6,575
Total Investments 98.3% (cost $556,890)		515,227
Other Assets and Liabilities, Net 1.7%		8,729
Total Net Assets 100.0%		523,956

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.6%
Mortgage-Backed Securities 25.1%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31	1,250	1,267
5.00%, 02/01/38 - 11/01/41	1,869	2,057
3.00%, 07/01/32 - 09/01/47	22,852	23,452
3.50%, 04/01/42 - 11/01/48	18,569	19,215
4.00%, 10/01/45 - 04/01/49	12,727	13,317
4.50%, 03/01/42 - 11/01/48	3,554	3,814
REMIC, 2.49%, (1M USD LIBOR + 0.32%), 02/25/20 (a)	4,645	4,645
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/34	14,186	14,321
3.00%, 04/01/31 - 11/01/46	4,542	4,649
TBA, 2.50%, 10/15/32 (b)	1,678	1,692
3.00%, 08/01/34 - 10/15/47 (b)	6,396	6,511
5.00%, 06/01/35 - 05/01/42	1,936	2,125
3.00%, 09/01/30 - 11/01/48	20,783	21,331
3.50%, 01/01/46 - 05/01/46	2,881	2,994
4.50%, 08/01/46	2,589	2,752
3.50%, 12/01/33 - 01/01/48	26,166	27,235
4.00%, 10/01/44 - 08/01/48	33,544	35,095
3.50%, 07/01/49 (b)	21,305	21,866
4.50%, 08/01/40 - 07/01/49	16,891	18,011
Government National Mortgage Association
5.00%, 08/20/41	507	552
3.50%, 06/20/43 - 05/20/47	16,431	17,135
3.00%, 07/20/45 - 08/20/47	6,243	6,443
3.50%, 08/20/46	3,465	3,610
3.00%, 12/20/46	2,269	2,336
TBA, 3.00%, 11/15/47 (b)	17,144	17,581
TBA, 3.50%, 11/15/47 (b)	13,024	13,486
TBA, 4.00%, 11/15/47 (b)	22,488	23,378
4.50%, 12/20/48 - 01/20/49	5,675	5,939
4.00%, 05/20/44 - 03/20/49	10,801	11,331
		328,140
U.S. Treasury Note 17.5%
Treasury, United States Department of
2.00%, 02/15/22	14,486	14,620
2.50%, 02/15/22 - 05/15/24	18,805	19,543
1.63%, 08/31/22 - 05/31/23	46,505	46,588
2.75%, 02/15/24	22,514	23,633
2.13%, 05/15/25	7,792	8,014
2.88%, 07/31/25	20,886	22,361
2.25%, 11/15/25 - 08/15/27	44,348	46,114
1.88%, 04/30/22 - 06/30/26	24,030	24,257
1.50%, 08/15/26	17,266	17,128
3.13%, 11/15/28	5,925	6,654
		228,912
U.S. Treasury Bond 3.7%
Treasury, United States Department of
3.75%, 08/15/41	6,848	8,930
3.13%, 11/15/41	8,720	10,400
2.50%, 02/15/45 - 02/15/46	19,468	20,973
3.00%, 02/15/48	6,175	7,337
		47,640
Municipal 0.2%
The Port Authority of New York and New Jersey
4.46%, 10/01/62	1,490	1,894
Sovereign 0.1%
Abu Dhabi, Government of
3.13%, 09/30/49 (c)	1,800	1,762
Total Government And Agency Obligations (cost $590,762)		608,348
CORPORATE BONDS AND NOTES 36.5%
Financials 12.0%
AerCap Ireland Limited
4.63%, 10/30/20	223	229
AIA Group Limited
3.60%, 04/09/29 (c)	3,219	3,446
Athene Global Funding
2.75%, 06/25/24 (c)	4,080	4,101
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (d)	1,683	1,831
4.00%, 01/22/25	1,097	1,164
4.25%, 10/22/26	6,260	6,770
3.56%, 04/23/27	2,900	3,060
3.25%, 10/21/27	671	697
3.59%, 07/21/28	3,839	4,053
BlackRock, Inc.
3.25%, 04/30/29	3,190	3,415
Capital One Financial Corporation
3.75%, 03/09/27	1,715	1,804
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (d)	6,453	6,521
4.45%, 09/29/27	6,319	6,897
3.89%, 01/10/28 (a)	1,525	1,634
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (c) (d)	2,448	2,717
6.50%, 08/08/23 (c)	5,986	6,674
4.21%, 06/12/24 (c)	2,515	2,647
3.87%, 01/12/29 (c)	2,130	2,241
Diamond Finance International Limited
8.35%, 07/15/46 (c)	2,616	3,449
Glencore Funding LLC
3.00%, 10/27/22 (c)	1,300	1,314
4.88%, 03/12/29 (c)	2,990	3,228
GLP Financing, LLC
5.30%, 01/15/29	2,725	3,004
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (d) (e) (f)	2,500	2,623
3.12%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	1,777	1,784
4.38%, 11/23/26	2,370	2,538
Icahn Enterprises L.P.
6.25%, 05/15/26 (c)	3,413	3,584
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (c)	348	361
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (d)	4,919	5,050
5.30%, (callable at 100 beginning 05/01/20) (d)	1,325	1,339
3.22%, 03/01/25	2,128	2,202
3.96%, 01/29/27	2,920	3,156
3.51%, 01/23/29	1,573	1,660
4.20%, 07/23/29	776	860
2.74%, 10/15/30	2,847	2,830
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (d)	1,902	2,037
Markel Corporation
5.00%, 05/20/49	1,748	2,029
Metropolitan Life Global Funding I
3.60%, 01/11/24 (c)	5,267	5,567
Morgan Stanley
4.88%, 11/01/22	2,181	2,338
3.88%, 04/29/24	2,344	2,493
3.63%, 01/20/27	2,407	2,544
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (a)	1,071	1,087
Nordic Aviation Capital DAC
5.58%, 03/14/24 (g) (h)	3,095	3,278
Rassman, Joel H.
3.80%, 11/01/29	3,565	3,508
Santander UK Group Holdings PLC
4.80%, 11/15/24	3,680	3,938
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (g) (h)	2,485	2,496
Tenet Healthcare Corporation
4.88%, 01/01/26 (c)	3,250	3,339
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	1,190	1,206
4.25%, 10/21/25	2,071	2,218
3.50%, 11/16/26	273	284
3.69%, 06/05/28 (a)	658	691
4.22%, 05/01/29	704	768

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
6.75%, 10/01/37	1,600	2,157
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	3,020	3,225
U.S. Bancorp
3.00%, 07/30/29	1,516	1,563
UnitedHealth Group Incorporated
3.70%, 08/15/49	1,870	1,983
Volkswagen Group of America, Inc.
2.50%, 09/24/21 (c)	1,786	1,791
Wells Fargo & Company
4.48%, 01/16/24	355	383
3.20%, 06/17/27	4,500	4,642
3.58%, 05/22/28 (a)	1,277	1,352
		155,800
Energy 4.9%
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	680	757
5.13%, 06/30/27	1,869	2,046
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (c)	1,197	1,227
Continental Resources, Inc.
4.38%, 01/15/28 (e)	2,018	2,086
Denbury Resources Inc.
9.00%, 05/15/21 (c)	500	471
Diamondback Energy, Inc.
4.75%, 11/01/24	4,512	4,625
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (c)	316	330
5.75%, 01/30/28 (c)	316	336
Energy Transfer LP
4.25%, 03/15/23	3,982	4,163
5.25%, 04/15/29	2,220	2,501
5.80%, 06/15/38	1,657	1,898
6.13%, 12/15/45	500	588
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,001	1,216
Enlink Midstream, LLC
5.38%, 06/01/29	1,849	1,773
Enterprise Products Operating LLC
3.35%, 03/15/23	987	1,021
3.13%, 07/31/29	4,094	4,205
4.80%, 02/01/49	2,026	2,352
EQM Midstream Partners, LP
4.13%, 12/01/26	2,520	2,339
Everest Acquisition, LLC
7.75%, 05/15/26 (c)	825	619
Exxon Mobil Corporation
2.28%, 08/16/26	4,500	4,528
Marathon Petroleum Corporation
3.80%, 04/01/28	761	792
MPLX LP
4.00%, 03/15/28	3,065	3,195
5.20%, 12/01/47 (c)	1,116	1,219
Occidental Petroleum Corporation
3.50%, 08/15/29	3,636	3,686
4.30%, 08/15/39	549	564
4.40%, 08/15/49	602	622
Petroleos Mexicanos
2.29%, 02/15/24	1,467	1,479
6.50%, 01/23/29	2,103	2,137
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,281
5.63%, 03/01/25	241	271
4.20%, 03/15/28	5,294	5,610
Transocean Pontus Limited
6.13%, 08/01/25 (c)	416	422
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	1,026	1,076
Transocean Proteus Limited
6.25%, 12/01/24 (c)	2,780	2,843
		64,278
Utilities 3.3%
Ameren Illinois Company
4.50%, 03/15/49	2,465	3,030
AVANGRID, Inc.
3.15%, 12/01/24	3,260	3,362
Basin Electric Power Cooperative
4.75%, 04/26/47 (c)	2,435	2,877
Commonwealth Edison Company
3.75%, 08/15/47	2,149	2,358
DPL Inc.
4.35%, 04/15/29 (c)	3,047	2,997
Electricite de France
4.50%, 09/21/28 (c)	1,950	2,177
Enel S.p.A
8.75%, 09/24/73 (a) (c)	1,472	1,723
Exelon Corporation
5.10%, 06/15/45	1,906	2,356
FirstEnergy Corp.
3.90%, 07/15/27	2,060	2,195
Nevada Power Company
3.70%, 05/01/29	3,556	3,897
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	4,550	4,710
Rochester Gas and Electric Corporation
3.10%, 06/01/27 (c)	815	848
Southern California Edison Company
4.13%, 03/01/48	1,101	1,196
The AES Corporation
4.00%, 03/15/21	5,165	5,262
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	4,007	4,062
		43,050
Health Care 3.2%
Bausch Health Companies Inc.
6.50%, 03/15/22 (c)	296	306
5.88%, 05/15/23 (c)	59	60
7.00%, 03/15/24 - 01/15/28 (c)	1,075	1,135
5.50%, 03/01/23 - 11/01/25 (c)	409	426
8.50%, 01/31/27 (c)	595	668
5.75%, 08/15/27 (c)	1,085	1,172
Bristol-Myers Squibb Company
3.40%, 07/26/29 (c)	3,371	3,603
4.13%, 06/15/39 (c)	2,767	3,140
4.25%, 10/26/49 (c)	1,805	2,101
Centene Corporation
4.75%, 05/15/22	1,684	1,721
Centene Escrow I Corporation
5.38%, 06/01/26 (c)	1,453	1,522
Cigna Holding Company
4.80%, 08/15/38 (h)	1,515	1,703
CVS Health Corporation
3.25%, 08/15/29	2,250	2,263
4.78%, 03/25/38	2,914	3,217
5.05%, 03/25/48	2,573	2,929
Express Scripts Holding Company
3.40%, 03/01/27	2,645	2,730
HCA Inc.
4.13%, 06/15/29	3,189	3,350
5.13%, 06/15/39	1,394	1,523
Mylan Inc
5.20%, 04/15/48	564	598
Perrigo Finance Unlimited Company
4.38%, 03/15/26	500	517
4.90%, 12/15/44	259	242
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,542
UnitedHealth Group Incorporated
3.75%, 07/15/25	1,018	1,096
WellCare Health Plans, Inc.
5.25%, 04/01/25	2,340	2,444
5.38%, 08/15/26 (c)	1,112	1,188
		41,196
Communication Services 2.7%
AT&T Inc.
3.31%, (3M USD LIBOR + 1.18%), 06/12/24 (a)	8,550	8,706
5.25%, 03/01/37	2,130	2,508

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
4.91%, 07/23/25	3,690	4,052
5.38%, 04/01/38	1,120	1,253
6.83%, 10/23/55	1,030	1,299
Comcast Corporation
4.60%, 10/15/38	3,280	3,931
3.40%, 07/15/46	1,700	1,729
4.95%, 10/15/58	1,161	1,483
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,794
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (c) (d)	1,589	1,620
Sirius XM Radio Inc.
5.50%, 07/01/29 (c)	1,000	1,067
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	1,394	1,403
TEGNA Inc.
5.00%, 09/15/29 (c)	1,598	1,618
Vodafone Group Public Limited Company
5.00%, 05/30/38	770	878
4.25%, 09/17/50	1,872	1,911
		35,252
Consumer Staples 2.7%
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	3,713	4,424
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	1,194	1,388
BAT Capital Corp.
4.39%, 08/15/37	4,490	4,359
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,343	1,451
5.75%, 01/15/28 (c)	1,250	1,301
JBS USA Food Company
5.88%, 07/15/24 (c)	359	370
6.50%, 04/15/29 (c)	2,059	2,285
Kraft Heinz Foods Company
3.75%, 04/01/30 (c)	1,554	1,568
Mars, Incorporated
3.74%, 10/11/27 (g) (h)	1,200	1,322
3.95%, 04/01/49 (c)	3,430	3,902
Reynolds American Inc.
5.70%, 08/15/35	1,075	1,200
7.00%, 08/04/41	812	989
Walmart Inc.
2.85%, 07/08/24	5,800	6,025
3.25%, 07/08/29	2,779	3,002
2.95%, 09/24/49	1,399	1,407
		34,993
Materials 2.6%
Anglo American Capital PLC
3.63%, 09/11/24 (c)	1,250	1,287
4.88%, 05/14/25 (c)	3,035	3,297
4.75%, 04/10/27 (c)	2,714	2,928
Berry Global Escrow Corporation
4.88%, 07/15/26 (c)	1,752	1,814
CF Industries, Inc.
4.50%, 12/01/26 (c)	7,790	8,483
Corning Incorporated
5.85%, 11/15/68	1,223	1,491
Freeport-McMoRan Inc.
4.55%, 11/14/24	2,627	2,695
5.00%, 09/01/27	1,345	1,340
5.40%, 11/14/34	900	863
LYB International Finance III, LLC
4.20%, 10/15/49	2,364	2,353
NOVA Chemicals Corporation
4.88%, 06/01/24 (c)	2,900	2,977
Olin Corporation
5.63%, 08/01/29	4,192	4,367
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (h) (i) (j) (k)	685	498
		34,393
Industrials 2.3%
Ashtead Capital, Inc.
5.25%, 08/01/26 (c)	3,101	3,294
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c) (e)	2,300	2,443
5.25%, 05/15/24 (c)	3,532	3,788
Caterpillar Inc.
2.60%, 09/19/29	2,144	2,166
3.25%, 09/19/49	2,233	2,314
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d)	9,210	8,738
General Motors Company
5.95%, 04/01/49	708	758
Hillenbrand, Inc.
4.50%, 09/15/26 (l)	2,305	2,317
Park Aerospace Holdings Limited
5.25%, 08/15/22 (c)	4,275	4,519
		30,337
Real Estate 1.3%
Boston Properties Limited Partnership
2.75%, 10/01/26	810	818
4.50%, 12/01/28	1,871	2,124
2.90%, 03/15/30	1,501	1,492
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,284
Service Properties Trust
4.35%, 10/01/24	2,426	2,454
4.75%, 10/01/26	1,575	1,583
Simon Property Group, L.P.
2.45%, 09/13/29	7,505	7,350
		17,105
Information Technology 0.8%
Broadcom Corporation
3.88%, 01/15/27	1,510	1,516
Broadcom Inc.
4.25%, 04/15/26 (c)	3,040	3,140
Microsoft Corporation
3.95%, 08/08/56	2,355	2,786
Paypal Holdings, Inc.
2.40%, 10/01/24	2,867	2,881
		10,323
Consumer Discretionary 0.7%
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	2,001
Ford Motor Credit Company LLC
4.54%, 08/01/26	1,768	1,766
GLP Financing, LLC
5.75%, 06/01/28	343	390
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (c)	1,450	1,473
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (c)	3,550	3,912
		9,542
Total Corporate Bonds And Notes (cost $451,091)		476,269
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.8%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (c)	1,057	1,076
Series 2016-AA-2, 3.20%, 06/15/28	2,706	2,785
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (c)	6,596	6,704
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	9,000	9,067
Series 2019-A2A-1, 2.93%, 02/18/21	3,747	3,762
Series 2017-A3-2, 1.98%, 12/20/21	1,815	1,814
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (c)	424	423
Series 2018-A2-1A, 2.92%, 12/10/20 (c)	668	669
Series 2017-A3-1A, 2.29%, 06/10/21 (c)	677	677
Series 2017-A3-2A, 2.31%, 12/10/21 (c)	1,587	1,589
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/07/20 (a) (c)	5,060	5,113

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
BAMLL Commercial Mortgage Securities Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (c)	1,985	2,085
Bank
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,437
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23 (c)	2,905	2,903
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (c)	1,490	1,498
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,837	1,836
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (c)	1,423	1,426
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22 (c)	3,790	3,837
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (c)	76	76
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (c)	498	498
Series 2019-A-1A, 3.33%, 08/15/24 (c)	2,438	2,457
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (c)	1,574	1,602
COLT Mortgage Loan Trust
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (c)	348	350
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (a) (c)	2,291	2,328
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (a) (c)	3,679	3,728
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (c)	1,189	1,191
Series 2017-A3-2, 2.19%, 10/24/22 (c)	1,071	1,071
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	9,000	9,032
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (c)	1,170	1,176
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (c)	2,366	2,379
Series 2018-A-3A, 3.35%, 08/15/22 (c)	888	892
GM Financial Automobile Leasing Trust
Series 2017-A3-3, 2.01%, 11/20/20	779	779
Series 2018-A3-1, 2.61%, 01/20/21	3,881	3,886
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (c)	4,899	4,897
GreatAmerica Financial Services Corporation
Series 2017-A3-1, 2.06%, 06/22/20 (c)	179	179
Series 2019-A2-1, 2.97%, 09/15/20 (c)	3,084	3,096
Series 2018-A3-1, 2.60%, 06/15/21 (c)	1,306	1,309
Series 2018-A4-1, 2.83%, 06/17/24 (c)	865	874
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (c)	4,077	4,216
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (c)	1,330	1,334
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,241
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29 (c)	2,096	2,097
Series 2019-A3-1A, 2.21%, 10/20/29 (c)	1,206	1,207
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29 (c) (m)	6,440	6,845
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (a) (c)	2,094	2,124
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (a) (c)	2,410	2,426
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	2,967	2,974
JP Morgan Chase & Co.
Series 2014-A1-5, REMIC, 2.98%, 10/25/26 (a) (c)	1,130	1,148
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (c)	72	72
Series 2018-A2-1A, 2.80%, 02/16/21 (c)	1,398	1,400
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27 (c)	4,002	4,077
Series 2013-A-1A, 2.15%, 04/22/30 (c)	234	234
Series 2017-A-1A, 2.42%, 12/20/34 (c)	1,277	1,279
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (c)	1,918	1,921
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (c)	1,344	1,374
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (a) (c)	853	868
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (c)	639	651
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (a) (c)	2,384	2,434
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	9,000	9,100
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	297	300
Series 2012-A-1, 4.15%, 04/11/24	1,455	1,527
Series 2012-A-2, 4.00%, 10/29/24	1,286	1,361
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (c)	76	76
Verizon Owner Trust
Series 2016-B-1A, 1.46%, 01/20/21 (c)	224	223
Series 2016-A-2A, 1.68%, 05/20/21 (c)	605	604
Series 2016-B-2A, 2.15%, 05/20/21 (c)	1,133	1,133
Series 2017-A-2A, 1.92%, 12/20/21 (c)	4,320	4,316
Series 2017-A1A-3A, 2.06%, 04/20/22 (c)	5,647	5,647
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20 (c)	2,506	2,516
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (a)	1,371	1,463
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20 (c)	5,143	5,165
Total Non-U.S. Government Agency Asset-Backed Securities (cost $165,561)		166,854
SENIOR LOAN INTERESTS 2.1%
Consumer Discretionary 0.7%
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (a)	732	730
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (a)	895	894
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (a)	1,116	1,114
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 08/09/25 (a)	3,186	3,199
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (a)	3,653	3,671
		9,608
Communication Services 0.6%
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (a)	2,799	2,779
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (a)	790	794
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (n)	925	929
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (a)	887	890
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (a)	2,048	2,031
		7,423
Industrials 0.2%
Gol LuxCo S.A.
1st Lien Term Loan, 6.50%, 08/18/20 (h) (m)	3,100	3,131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (a)	2,126	2,135
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (a)	1,455	1,458
Energy 0.1%
TEX Operations Co. LLC
Exit Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/04/23 (a)	578	580
Traverse Midstream Partners LLC
Term Loan, 6.26%, (3M LIBOR + 4.00%), 09/22/24 (a)	814	714
		1,294
Utilities 0.1%
Pacific Gas And Electric Company
DIP Term Loan, 4.32%, (3M LIBOR + 2.25%), 12/31/20 (a)	1,155	1,161
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (a)	1,075	1,052
Total Senior Loan Interests (cost $27,262)		27,262
SHORT TERM INVESTMENTS 7.1%
Investment Companies 6.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (o) (p)	87,932	87,932
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (o) (p)	5,398	5,398
Total Short Term Investments (cost $93,330)		93,330
Total Investments 105.1% (cost $1,328,006)		1,372,063
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (5.1)%		(66,839)
Total Net Assets 100.0%		1,305,237

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $84,449.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $256,199 and 19.6% of the Fund.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) All or a portion of the security was on loan as of September 30, 2019.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(i) Non-income producing security.

(j) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samarco Mineracao S/A, 0.00%, 11/01/22	10/26/12	343	246	—
Samarco Mineracao S/A, 0.00%, 09/26/24	11/16/15	216	252	—
		559	498	—

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/PPM America Total Return Fund
PG&E Corp – DIP Delayed Draw Term Loan	383	4
	383	4

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	117	January 2020	25,263	(4)	(50)
United States 5 Year Note	494	January 2020	59,251	(23)	(392)
United States Long Bond	389	December 2019	64,324	(12)	(1,184)
United States Ultra Bond	106	December 2019	20,619	7	(276)
				(32)	(1,902)
Short Contracts
United States 10 Year Note	(276)	December 2019	(36,283)	44	317
United States 10 Year Ultra Bond	(159)	December 2019	(22,939)	5	296
				49	613

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.33 (Q)	1.00	12/20/24	6,000	(118)	(4)	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.4%
Financials 24.0%
Bank of America Corporation	149	4,361
Citigroup Inc.	63	4,380
Huntington Bancshares Inc.	272	3,876
JPMorgan Chase & Co.	37	4,355
Lincoln National Corp.	67	4,066
Morgan Stanley	94	4,019
PNC Financial Services Group Inc.	19	2,663
Synovus Financial Corp.	95	3,397
The Allstate Corporation	35	3,826
The Goldman Sachs Group, Inc.	17	3,523
The Hartford Financial Services Group, Inc.	81	4,909
Wells Fargo & Co.	61	3,077
		46,452
Health Care 14.9%
AbbVie Inc.	59	4,445
Cigna Corp.	31	4,690
CVS Health Corporation	60	3,759
Gilead Sciences Inc.	74	4,690
McKesson Corporation	30	4,045
Merck & Co., Inc.	31	2,601
Pfizer Inc.	130	4,674
		28,904
Information Technology 13.9%
Ads Alliance Data Systems Inc.	22	2,806
Apple Inc.	22	4,883
Avnet, Inc.	74	3,301
Cisco Systems, Inc.	71	3,503
Intel Corp.	38	1,958
International Business Machines Corp.	13	1,890
Leidos Holdings Inc.	46	3,925
Microsoft Corp.	21	2,920
Nuance Communications, Inc. (a)	109	1,786
		26,972
Consumer Discretionary 8.6%
Best Buy Co., Inc.	29	2,001
Foot Locker Inc.	69	2,995
General Motors Company	120	4,498
Newell Brands Inc.	167	3,126
Royal Caribbean Cruises Ltd.	38	4,138
		16,758
Industrials 8.4%
Caterpillar Inc.	29	3,663
Delta Air Lines Inc.	70	4,032
Spirit Aerosystems Holdings Inc. - Class A	46	3,783
Terex Corp.	74	1,917
Textron Inc.	58	2,840
		16,235
Energy 8.1%
Apache Corporation	150	3,840
Chevron Corp.	39	4,625
Exxon Mobil Corporation	39	2,789
Halliburton Co.	142	2,679
National Oilwell Varco Inc.	86	1,823
		15,756
Communication Services 7.3%
AT&T Inc.	129	4,896
Comcast Corporation - Class A	104	4,688
Viacom Inc. - Class B	189	4,539
		14,123
Consumer Staples 6.1%
Altria Group, Inc.	86	3,505
Archer-Daniels-Midland Company	95	3,898
Campbell Soup Co.	51	2,388
The Kroger Co.	80	2,052
		11,843
Utilities 4.2%
The AES Corporation	215	3,507
Vistra Energy Corp.	170	4,544
		8,051
Materials 2.9%
Berry Global Group, Inc. (a)	76	2,969
Nucor Corp.	53	2,678
		5,647
Real Estate 1.0%
Simon Property Group Inc.	12	1,930
Total Common Stocks (cost $184,146)		192,671
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	801	801
Total Short Term Investments (cost $801)		801
Total Investments 99.8% (cost $184,947)		193,472
Other Assets and Liabilities, Net 0.2%		381
Total Net Assets 100.0%		193,853

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 97.2%
Japan 70.9%
ABC-Mart Inc.	1	64
Acom Co. Ltd. (a)	5	19
AEON Co. Ltd.	33	607
AEON Financial Service Co. Ltd. (a)	4	67
AEON Mall Co. Ltd.	4	59
Air Water Inc.	10	180
Aisin Seiki Co. Ltd.	15	486
Ajinomoto Co. Inc.	23	444
Alfresa Holdings Corp.	12	263
All Nippon Airways Co. Ltd.	16	526
ALPS Alpine Co. Ltd.	13	237
Amada Co. Ltd.	18	193
Aoyama Trading Co., Ltd.	5	80
Aozora Bank, Ltd. (a)	6	145
ARCS Company, Ltd	3	72
Asahi Breweries Ltd.	12	591
Asahi Glass Co. Ltd.	17	520
Asahi Kasei Corp.	73	728
Asics Corp.	10	165
Astellas Pharma Inc.	60	854
Autobacs Seven Co., Ltd.	1	23
Azbil Corporation	5	121
Bandai Namco Holdings Inc. (a)	5	338
Bank of Kyoto Ltd.	4	138
Benesse Holdings Inc.	4	115
Bic Camera Inc.	6	62
Bridgestone Corp.	37	1,441
Brother Industries Ltd.	14	263
Calbee,Inc.	2	66
Canon Inc.	56	1,505
Canon Marketing Japan Inc.	3	70
Casio Computer Co. Ltd. (a)	10	154
Central Japan Railway Co.	5	1,072
China Bank Ltd. (a)	38	196
Chiyoda Corporation (a) (b)	7	19
Chubu Electric Power Co. Inc.	57	830
Chugai Pharmaceutical Co. Ltd.	2	164
Chugoku Electric Power Co. Inc. (a)	21	269
Citizen Watch Co., Ltd. (a)	24	120
Coca-Cola Bottlers Japan Holdings Inc.	6	131
COMSYS Holdings Corporation (a)	6	157
Concordia Financial Group, Ltd. (a)	73	281
Credit Saison Co. Ltd.	12	156
Dai Nippon Printing Co. Ltd.	21	549
Daicel Corp.	21	181
Daido Steel Co., Ltd. (a)	3	107
Dai-ichi Life Holdings, Inc.	64	965
Daiichi Sankyo Company, Ltd	13	849
Daikin Industries Ltd.	6	807
Dainippon Sumitomo Pharma Co. Ltd. (a)	4	65
Daio Paper Corporation (a)	1	17
Daito Trust Construction Co. Ltd. (a)	3	345
Daiwa House Industry Co. Ltd.	28	917
Daiwa Securities Group Inc. (a)	91	406
DCM Holdings Co., Ltd. (a)	9	88
Dena Co., Ltd.	5	87
Denka Company Limited (a)	5	139
Denso Corp.	28	1,258
Dentsu Inc.	9	307
DIC Corp.	8	221
Disco Corp. (a)	1	115
Dowa Holdings Co. Ltd.	5	158
East Japan Railway Co.	14	1,349
EBARA Corporation	6	161
Edion Corp. (a)	12	119
Eisai Co. Ltd.	5	266
Electric Power Development Co., Ltd.	13	295
Exedy Corp.	3	61
Ezaki Glico Co.,Ltd.	2	79
Familymart Co., Ltd.	4	88
Fanuc Ltd.	4	834
Fast Retailing Co. Ltd.	1	358
Fuji Electric Holdings Co. Ltd.	6	179
Fuji Media Holdings, Inc.	15	189
Fuji Oil Holdings Inc. (a)	1	17
FUJIFILM Holdings Corp.	20	904
Fujikura Ltd. (a)	38	148
Fujitsu Ltd.	12	989
Fukuoka Financial Group, Inc.	9	179
Fukuyama Transporting Co., Ltd.	—	14
Furukawa Electric Co., Ltd.	6	141
Glory Ltd. (a)	4	104
GREE, Inc.	3	15
GS Yuasa Corp.	6	99
GungHo Online Entertainment, Inc. (a)	2	50
H2O Retailing Corporation (a)	10	111
Hakuhodo DY Holdings Incorporated	10	145
Hamamatsu Photonics KK	1	26
Hankyu Hanshin Holdings Inc.	9	344
HANWA Co., Ltd.	6	157
Haseko Corp.	17	199
Heiwa Corporation (a)	3	58
Heiwado Co., Ltd. (a)	3	62
Hikari Tsushin Inc.	—	65
Hino Motors Ltd.	24	201
Hirose Electric Co. Ltd.	1	136
Hisamitsu Pharmaceutical Co. Inc.	2	75
Hitachi Capital Corporation	3	65
Hitachi Chemical Co. Ltd.	6	186
Hitachi Construction Machinery Co. Ltd. (a)	5	126
Hitachi High-Technologies Corp.	3	168
Hitachi Ltd.	72	2,702
Hitachi Metals Ltd. (a)	15	164
Hitachi Transport System, Ltd.	2	65
Hokuhoku Financial Group, Inc.	10	101
Hokuriku Electric Power Company (b)	20	136
Honda Motor Co. Ltd.	153	3,993
Hoshizaki Corporation	1	95
House Foods Group Inc.	2	71
Hoya Corp.	6	475
Hulic Co. Ltd.	8	83
IBIDEN Co., Ltd. (a)	8	170
Idemitsu Kosan Co., Ltd.	14	397
IHI Corp. (a)	9	197
Iida Group Holdings Co., Ltd. (a)	12	189
Inabata & Co., Ltd. (a)	5	56
Inpex Corporation	82	757
Isetan Mitsukoshi Holdings Ltd. (a)	32	259
Isuzu Motors Ltd. (a)	36	395
ITO EN, LTD.	—	19
ITOCHU Corp.	70	1,440
ITOCHU ENEX Co., Ltd.	5	37
ITOCHU Techno-Solutions Corporation (a)	3	72
Itoham Yonekyu Holdings Inc.	13	81
Iwatani Corporation (a)	3	95
IZUMI Co., Ltd.	2	71
J.Front Retailing Co., Ltd.	19	228
Japan Airlines Co., Ltd	20	594
Japan Display Inc. (a) (b)	177	99
Japan Exchange Group Inc.	8	125
Japan Petroleum Exploration Co., Ltd.	4	102
Japan Post Bank Co., Ltd. (a)	27	267
Japan Post Holdings Co., Ltd.	110	1,013
Japan Post Insurance Co., Ltd.	8	116
Japan Real Estate Investment Corp.	—	154
Japan Retail Fund Investment Corp.	—	154
Japan Tobacco Inc.	47	1,039
JFE Holdings Inc.	64	772
JGC Corp.	17	219
JS Group Corp.	24	422
JSR Corp. (a)	12	185
JTEKT Corp. (a)	22	259
JXTG Holdings, Inc. (a)	316	1,444
Kajima Corp.	24	316
Kamei Corporation	1	5
Kamigumi Co. Ltd.	6	130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kandenko Co., Ltd.	8	67
Kaneka Corp. (a)	5	157
Kansai Electric Power Co. Inc. (a)	45	501
Kansai Paint Co. Ltd. (a)	7	154
Kao Corp.	9	631
Kato Sangyo Co., Ltd.	2	56
Kawasaki Heavy Industries Ltd. (a)	13	283
Kawasaki Kisen Kaisha, Ltd. (a) (b)	7	82
KDDI Corp.	77	2,013
Keihan Holdings Co. Ltd.	3	116
Keihin Corporation	5	74
Keikyu Corp.	6	121
Keio Corp. (a)	3	162
Keisei Electric Railway Co. Ltd. (a)	3	132
Kewpie Corporation	6	129
Keyence Corp.	1	374
Kikkoman Corp.	3	120
Kinden Corp.	8	121
Kintetsu Corp.	5	261
Kirin Holdings Co. Ltd.	28	587
Kmto Energy K.K.	8	174
Kobe Steel Ltd. (a)	59	314
Koito Manufacturing Co. Ltd.	4	202
KOKUYO Co.,Ltd.	5	71
Komatsu Ltd. (a)	42	964
Komeri Co.,Ltd.	1	12
Konami Corp.	2	102
Konica Minolta Holdings Inc.	39	276
Kose Corp.	—	68
K's Holdings Corporation	16	175
Kubota Corp.	44	676
Kuraray Co. Ltd.	23	285
Kurita Water Industries Ltd.	5	127
KYB Corporation (a) (b)	1	26
Kyocera Corp.	15	917
Kyowa Exeo Corp. (a)	3	80
Kyowa Kirin Co., Ltd.	7	131
Kyushu Electric Power Co. Inc.	27	252
Kyushu Financial Group, Inc. (a)	26	106
Kyushu Railway Company	5	169
Lawson Inc.	2	92
Leopalace21 Corporation (a) (b)	45	106
Lintec Corporation	1	14
Lion Corp.	5	105
Mabuchi Motor Co. Ltd.	1	22
Maeda Road Construction Co. Ltd.	4	81
Makita Corp.	7	232
Marubeni Corp.	140	932
Marui Group Co. Ltd. (a)	5	112
Maruichi Steel Tube Ltd. (a)	3	82
Matsumotokiyoshi Holdings Co., Ltd. (a)	4	136
Mazda Motor Corp. (a)	75	672
Mebuki Financial Group, Inc. (a)	76	187
Medipal Holdings Corp.	13	295
Megmilk Snow Brand Co.,Ltd.	4	97
Meiji Holdings Co., Ltd.	5	336
Minebea Mitsumi Inc.	14	216
Miraca Holdings Inc.	1	30
MISUMI Group Inc.	5	126
Mitsubishi Chemical Holdings Corporation	107	765
Mitsubishi Corp.	72	1,780
Mitsubishi Electric Corp.	111	1,481
Mitsubishi Estate Co. Ltd.	30	591
Mitsubishi Gas Chemical Co. Inc.	15	196
Mitsubishi Heavy Industries Ltd.	25	968
Mitsubishi Logistics Corporation. (a)	3	84
Mitsubishi Materials Corp.	13	349
Mitsubishi Motors Corp.	53	232
Mitsubishi Shokuhin Co.,Ltd. (a)	1	30
Mitsubishi Tanabe Pharma Corp.	13	143
Mitsubishi UFJ Financial Group Inc.	765	3,896
Mitsubishi UFJ Lease & Finance Co. Ltd.	20	119
Mitsui & Co. Ltd. (a)	106	1,749
Mitsui Chemicals Inc. (a)	12	279
Mitsui E&S Holdings Co., Ltd. (b)	13	110
Mitsui Fudosan Co. Ltd.	30	755
Mitsui Mining & Smelting Co Ltd	6	134
Mitsui OSK Lines Ltd. (a)	13	318
mixi, Inc.	3	61
Mizuho Financial Group Inc.	1,531	2,353
Morinaga Milk Industry Co., Ltd. (a)	3	119
MS&AD Insurance Group Holdings, Inc.	28	898
Murata Manufacturing Co. Ltd.	17	803
Nabtesco Corp.	1	31
Nagase & Co., Ltd.	8	108
Nagoya Railroad Co. Ltd.	7	198
NEC Corp.	17	713
NEC Electronics Corp. (b)	25	164
NEXON Co.,Ltd. (b)	7	90
NGK Insulators Ltd.	15	212
NGK Spark Plug Co. Ltd.	10	192
NHK SPRING Co.,Ltd. (a)	18	140
Nichirei Corporation (a)	5	117
Nidec Corp.	3	461
Nikon Corp.	21	260
Nintendo Co. Ltd.	1	484
Nippo Corp.	4	74
Nippon Building Fund Inc.	—	177
Nippon Electric Glass Co. Ltd.	7	163
Nippon Express Co. Ltd.	6	328
Nippon Kayaku Co., Ltd.	2	23
Nippon Light Metal Holdings Company, Ltd.	54	98
Nippon Meat Packers Inc.	9	371
Nippon Paint Co. Ltd.	3	152
Nippon Paper Industries Co., Ltd. (a)	13	212
Nippon Shokubai Co., Ltd.	2	108
Nippon Steel Corporation	90	1,261
Nippon Steel Trading Corporation (a)	2	79
Nippon Telegraph & Telephone Corp.	44	2,126
Nippon Television Holdings Inc.	10	123
Nippon Yusen KK	23	394
Nipro Corp. (a)	2	19
Nishi-Nippon Financial Holdings, Inc.	12	82
Nissan Chemical Industries Ltd.	2	88
Nissan Motor Co. Ltd.	242	1,515
Nissan Shatai Co.,Ltd (a)	6	52
Nisshin Seifun Group Inc.	9	162
Nisshinbo Holdings Inc.	16	122
Nissin Foods Holdings Co. Ltd.	2	130
Nitori Co. Ltd.	2	220
Nitto Denko Corp.	9	442
NOK Corporation (a)	10	154
Nomura Holdings Inc.	224	958
Nomura Real Estate Holdings, Inc.	7	154
Nomura Real Estate Master Fund. Inc.	—	163
Nomura Research Institute Ltd.	8	158
North Pacific Bank, Ltd.	41	87
NSK Ltd. (a)	35	293
NTN Corporation (a)	52	150
NTT Data Corp.	21	272
NTT DoCoMo Inc.	50	1,271
Obayashi Corp.	37	373
Odakyu Electric Railway Co. Ltd.	8	185
OJI Holdings Corp.	63	297
Olympus Corp.	24	328
Omron Corp.	8	420
Ono Pharmaceutical Co. Ltd.	8	149
Onward Holdings Co., Ltd.	3	16
Oracle Corp. Japan	1	44
Oriental Land Co. Ltd.	2	290
ORIX Corp.	56	835
Osaka Gas Co. Ltd. (a)	30	576
Otsuka Corp.	3	128
Otsuka Holdings Co., Ltd.	16	590
Paltac Corporation	2	79
Pan Pacific International Holdings Corporation	9	147
Panasonic Corp.	157	1,282
Persol Holdings Co., Ltd.	5	99
Pola Orbis Holdings Inc.	2	36
Rakuten Inc.	15	148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Recruit Holdings Co., Ltd.	15	462
Rengo Co., Ltd.	13	95
Resona Holdings Inc. (a)	134	577
Ricoh Co. Ltd. (a)	57	514
Rinnai Corp.	2	101
Rohm Co. Ltd.	4	293
Ryohin Keikaku Co. Ltd. (a)	6	109
San-Ai Oil Co.,Ltd. (a)	3	26
Sankyo Co. Ltd.	2	62
Sankyu Inc.	2	115
Santen Pharmaceutical Co. Ltd.	9	151
Sanwa Holdings Corporation	9	100
Sapporo Holdings Limited	1	30
SBI Holdings Inc.	6	129
SCSK Corporation	1	61
Secom Co. Ltd.	6	504
Sega Sammy Holdings Inc.	9	131
Seibu Holdings Inc.	7	124
Seiko Epson Corp. (a)	19	269
Seino Holdings Corp.	12	147
Sekisui Chemical Co. Ltd.	24	379
Sekisui House Ltd.	41	816
Seven & I Holdings Co., Ltd.	36	1,395
Seven Bank, Ltd. (a)	4	12
SG Holdings Co., Ltd. (a)	4	108
Sharp Corp. (a)	4	49
Shikoku Electric Power Company, Incorporated	13	125
Shimachu Co., Ltd.	1	24
Shimadzu Corp.	6	160
Shimamura Co. Ltd.	2	175
Shimano Inc.	1	212
Shimizu Corp. (a)	34	307
Shin-Etsu Chemical Co. Ltd.	12	1,252
Shinsei Bank Ltd.	12	180
Shionogi & Co. Ltd.	5	268
Shiseido Co. Ltd.	4	313
Shizuoka Bank Ltd.	27	200
Showa Denko KK	6	167
SKY Perfect JSAT Holdings Inc.	9	38
SKYLARK Holdings Co., Ltd. (a)	7	133
SMC Corp.	1	517
SoftBank Corporation (a)	33	444
SoftBank Group Corp.	46	1,803
Sohgo Security Services Co. Ltd.	2	110
Sojitz Corp.	83	260
Sompo Holdings, Inc.	17	728
Sony Corp.	26	1,539
Sony Financial Holdings Inc.	4	87
Square Enix Holdings Co. Ltd.	2	117
Stanley Electric Co. Ltd.	7	176
Subaru Corp. NPV	43	1,218
Sugi Holdings Co., Ltd.	2	87
SUMCO Corporation	8	103
Sumitomo Chemical Co. Ltd.	119	536
Sumitomo Corp.	68	1,065
Sumitomo Electric Industries Ltd.	72	914
Sumitomo Forestry Co. Ltd. (a)	14	181
Sumitomo Heavy Industries Ltd.	7	220
Sumitomo Metal Mining Co. Ltd.	14	427
Sumitomo Mitsui Financial Group Inc.	80	2,738
Sumitomo Mitsui Trust Holdings Inc. (a)	16	576
Sumitomo Osaka Cement Co., Ltd.	2	99
Sumitomo Realty & Development Co. Ltd.	8	298
Sumitomo Riko Company Limited	4	28
Sumitomo Rubber Industries Inc.	17	206
Sundrug Co. Ltd.	3	104
Suntory Beverage & Food Limited	4	188
SURUGA bank Ltd. (a) (b)	5	22
Suzuken Co. Ltd.	4	232
Suzuki Motor Corp.	17	732
Sysmex Corp.	2	128
T&D Holdings Inc.	30	316
Taiheiyo Cement Corp.	8	221
Taisei Corp.	9	343
Taisho Pharmaceutical Holdings Company Ltd.	1	88
Taiyo Nippon Sanso Corp. (a)	5	98
Takashimaya Co. Ltd.	16	181
Takeda Pharmaceutical Co. Ltd.	33	1,124
TDK Corp.	6	533
Teijin Ltd.	13	253
Terumo Corp.	10	337
T-Gaia Corporation (a)	—	8
The Chugoku Bank, Limited (a)	10	96
The Gunma Bank, Ltd.	28	91
The Hachijuni Bank, Ltd. (a)	31	129
The Hiroshima Bank Ltd. (a)	20	100
The Iyo Bank, Ltd.	19	101
THK Co. Ltd.	5	132
TIS Inc.	3	162
Tobu Railway Co. Ltd.	7	234
Toda Corp.	14	83
Toho Co. Ltd.	3	110
Toho Gas Co. Ltd.	5	172
Toho Holdings Co. Ltd. (a)	4	95
Tohoku Electric Power Co. Inc.	42	408
Tokairika Co., Ltd. (a)	5	90
Tokio Marine Holdings Inc.	25	1,358
Tokyo Broadcasting System Holdings,Inc.	7	106
Tokyo Century Corp. (a)	1	65
Tokyo Electric Power Co. Holdings Inc. (b)	186	911
Tokyo Electron Ltd.	3	615
Tokyo Gas Co. Ltd.	28	719
Tokyo Tatemono Co. Ltd.	9	130
Tokyu Corp.	20	373
Tokyu Fudosan Holdings Corporation (a)	31	196
Toppan Forms Co., Ltd. (a)	4	41
Toppan Printing Co. Ltd.	27	480
Toray Industries Inc.	86	640
Toshiba Corp.	9	285
Tosoh Corp.	20	273
TOTO Ltd. (a)	5	192
Toyo Ink SC. Holdings Co., Ltd.	3	66
Toyo Seikan Group Holdings Ltd.	13	200
Toyo Suisan Kaisha Ltd.	4	157
Toyo Tire Corporation (a)	7	85
Toyobo Co., Ltd.	2	25
Toyoda Gosei Co. Ltd.	7	139
Toyota Boshoku Corporation	6	79
Toyota Industries Corp. (a)	9	496
Toyota Motor Corp.	126	8,491
Toyota Tsusho Corp.	20	652
Trend Micro Inc.	2	105
TS Tech Co.,Ltd.	5	144
TSURUHA Holdings ,Inc.	1	153
TV Asahi Holdings Corp.	3	52
UACJ Corporation (a)	4	71
Ube Industries Ltd.	9	187
Unicharm Corp.	6	181
Unipres Corp.	5	77
United Super Markets Holdings Inc. (a)	6	54
United Urban Investment Corp.	—	31
Valor Holdings Co. Ltd.	1	14
Wacoal Holdings Corp.	3	88
Welcia Holdings Co.,Ltd.	1	66
West Japan Railway Co.	7	618
Yahoo! Japan Corp.	102	287
Yakult Honsha Co. Ltd.	2	123
Yamada Denki Co. Ltd.	66	321
Yamaguchi Financial Group,Inc.	12	84
Yamaha Corp.	5	203
Yamaha Motor Co. Ltd.	20	368
Yamato Holdings Co. Ltd.	16	245
Yamato Kogyo Co. Ltd.	1	17
Yamazaki Baking Co. Ltd.	9	154
Yaskawa Electric Corp.	5	182
Yokogawa Electric Corp. (a)	8	151
Yokohama Rubber Co. Ltd.	9	181
Zeon Corporation (a)	9	112
		157,568

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Australia 16.1%
AGL Energy Limited	32	414
Amcor Ltd.	21	198
AMP Ltd.	357	441
APA Group	29	228
ASX Ltd.	2	134
Aurizon Holdings Limited	109	435
AusNet Services Holdings Pty Ltd	62	76
Australia & New Zealand Banking Group Ltd.	142	2,738
Bank of Queensland Ltd. (a)	21	143
Bendigo and Adelaide Bank Ltd.	26	201
BHP Group PLC	116	2,878
BlueScope Steel Ltd.	29	236
Boral Ltd.	59	191
Brambles Limited	39	300
Caltex Australia Ltd.	27	487
Challenger Financial Services Group Ltd.	19	94
CIMIC Group Limited	4	79
Coca-Cola Amatil Ltd.	21	154
Coles Group Limited	9	94
Commonwealth Bank of Australia	64	3,514
Computershare Ltd.	9	101
Crown Resorts Limited	20	162
CSL Ltd.	4	706
DEXUS Funds Management Limited	25	200
Downer EDI Ltd.	39	207
Flight Centre Ltd.	1	45
Fortescue Metals Group Ltd.	80	474
Goodman Funding Pty Ltd	24	228
GPT Group	49	203
GrainCorp Limited - Class A	21	111
Harvey Norman Holdings Ltd. (a)	25	77
Healius Limited	13	28
Incitec Pivot Ltd.	83	189
Insurance Australia Group Ltd.	86	456
LendLease Corp. Ltd.	35	412
Macquarie Group Limited	8	731
Medibank Private Limited	97	223
Metcash Limited	116	233
Mirvac Group	142	294
National Australia Bank Ltd.	139	2,794
Newcrest Mining Ltd.	13	315
Oil Search Ltd.	31	154
Orica Ltd.	17	257
Origin Energy Ltd.	104	559
Qantas Airways Ltd.	30	126
QBE Insurance Group Ltd.	60	512
Ramsay Health Care Ltd.	3	114
Rio Tinto Ltd.	15	938
Santos Ltd.	44	230
Scentre Group Limited	187	496
Seven Group Holdings Limited (a)	4	51
Sims Metal Management Limited	19	136
Sonic Health Care Ltd.	12	237
South32 Limited	140	247
Stockland	116	357
Suncorp Group Limited	72	662
Sydney Airport Corporation Limited	14	74
Tabcorp Holdings Ltd.	42	138
Telstra Corp. Ltd.	323	765
The Star Entertainment Group Limited	38	111
TPG Telecom Ltd.	7	31
Transurban Group	27	272
Treasury Wine Estates Limited	12	149
Vicinity Centres RE Ltd	97	169
Viva Energy Australia Group Pty Ltd (c)	80	105
Wesfarmers Ltd.	64	1,725
Westpac Banking Corp.	165	3,299
Woodside Petroleum Ltd.	40	868
Woolworths Group Ltd.	68	1,719
WorleyParsons Ltd.	12	109
		35,834
Hong Kong 6.3%
AIA Group Limited	167	1,576
ASM Pacific Technology Ltd.	6	72
Bank of East Asia Ltd.	45	111
Cathay Pacific Airways Limited (a)	41	51
Champion Real Estate Investment Trust	71	46
Charoen Pokphand Foods Public Company Limited	188	16
China Gas Holdings Ltd.	21	83
Chinese Estates Holdings Limited	13	9
Chow Sang Sang Holdings International Limited	17	18
Chow Tai Fook Jewellery Group Limited	57	47
CK Asset Holdings Limited	96	654
CK Hutchison Holdings Limited	127	1,127
CK Infrastructure Holdings Limited	9	61
CLP Holdings Ltd.	59	620
Dah Sing Financial Holdings Limited	8	28
Dairy Farm International Holdings Ltd.	8	50
Digital China Holdings Limited (a)	14	8
Esprit Holdings Limited (b)	48	9
First Pacific Company Limited	146	56
Galaxy Entertainment Group Ltd.	38	237
GCL-Poly Energy Holdings Limited (a) (b)	1,621	65
Genting Hong Kong Limited	143	17
Great Eagle Holdings Limited	5	17
Haier Electronics Group Co., Ltd.	51	133
Haitong International Securities Group Limited	55	16
Hang Lung Group Ltd.	63	158
Hang Lung Properties Ltd.	98	223
Hang Seng Bank Ltd.	16	343
Henderson Land Development Co. Ltd.	50	233
HK Electric Investments Limited	68	65
HKT Trust	119	189
Hong Kong & China Gas Co. Ltd.	124	242
Hong Kong Exchanges & Clearing Ltd.	7	218
Hongkong Land Holdings Ltd.	64	358
Hutchison Telecommunications Hong Kong Holdings Limited	74	12
Hysan Development Co. Ltd.	25	101
Jardine Matheson Holdings Ltd.	8	422
Johnson Electric Holdings Limited	22	40
K. Wah International Holdings Ltd.	82	43
Kerry Logistics Network Limited	26	42
Kerry Properties Ltd.	46	142
Kingboard Chemical Holdings Ltd.	60	160
Kingboard Laminates Holdings Limited	46	42
Kowloon Development Company Limited	5	6
Li & Fung Limited	904	103
Link Real Estate Investment Trust	47	526
Luk Fook Holdings International Ltd.	21	53
Melco Resorts & Entertainment Ltd. - ADR	12	240
MGM China Holdings Limited (a)	26	41
MTR Corp.	52	295
New World Development Ltd.	330	429
Nine Dragons Paper (Holdings) Limited	89	75
NWS Holdings Ltd.	53	82
PCCW Ltd.	223	125
Power Assets Holdings Ltd.	28	188
Shangri-La Asia Ltd.	76	78
Shimao Property Holdings Limited	58	170
Sino Land Co.	130	196
SJM Holdings Limited	134	128
Stella International Holdings Limited	7	10
Sun Hung Kai Properties Ltd.	68	981
Swire Pacific Ltd. - Class A	47	445
Swire Properties Limited	39	121
Techtronic Industries Company Limited	24	167
The Hongkong and Shanghai Hotels, Limited	6	6
VTech Holdings Ltd.	9	77
WH Group Limited (c)	439	394
Wharf Holdings Ltd.	109	238
Wharf Real Estate Investment Company Limited	40	219
Wheelock & Co. Ltd.	44	252
Xinyi Glass Holdings Limited	66	73
Yue Yuen Industrial Holdings Ltd.	68	188
		14,066
Singapore 3.0%
Ascendas REIT	62	140

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
CapitaLand Commercial Trust Management Limited	38	58
CapitaLand Ltd.	109	278
CapitaMall Trust	60	113
China Aviation Oil (Singapore) Corporation Ltd	23	20
City Developments Ltd.	26	183
ComfortDelgro Corp. Ltd.	105	182
DBS Group Holdings Ltd.	53	959
Genting Singapore Limited	174	111
Golden Agri-Resources Ltd.	548	89
Hutchison Port Holdings Trust	253	39
Jardine Cycle & Carriage Ltd.	6	119
Keppel Corporation Limited	99	424
Olam International Limited	25	33
Oversea-Chinese Banking Corporation Limited	110	864
Sembcorp Industries Ltd	72	109
SembCorp Marine Ltd. (a) (b)	43	37
SIA Engineering Company Limited	5	10
Singapore Airlines Ltd.	40	263
Singapore Airport Terminal Services Ltd.	5	17
Singapore Press Holdings Ltd. (a)	85	128
Singapore Technologies Engineering Ltd.	38	105
Singapore Telecommunications Limited	331	743
StarHub Ltd	33	31
United Overseas Bank Ltd.	46	860
UOL Group Ltd.	25	138
Venture Corp. Ltd.	10	114
Wilmar International Limited	146	395
Yanlord Land Group Limited	52	44
		6,606
New Zealand 0.4%
Air New Zealand Limited	31	55
Auckland International Airport Limited	6	32
Contact Energy Limited	31	168
Fletcher Building Ltd.	77	248
Genesis Energy Limited	4	8
Mercury NZ Limited	22	68
Meridian Energy Limited	39	126
Spark New Zealand Ltd.	82	227
Vector Limited	6	14
		946
Macau 0.2%
Sands China Ltd.	68	307
Wynn Macau, Limited	37	73
		380
China 0.2%
China South City Holdings Limited	358	43
Geely Automobile Holdings Ltd.	25	43
Hopson Development Holdings Limited	36	36
Lee & Man Paper Manufacturing Ltd.	67	36
Skyworth Group Limited (a)	344	89
Sun Art Retail Group Limited	71	72
		319
United States of America 0.1%
Jardine Strategic Holdings Ltd.	6	185
Samsonite International S.A.	46	99
		284
Thailand 0.0%
Thai Beverage Public Company Limited	66	42
Russian Federation 0.0%
United Company RUSAL PLC (b)	58	26
Taiwan 0.0%
Foxconn Interconnect Technology Limited (c)	45	18
Italy 0.0%
Prada S.p.A.	5	14
Total Common Stocks (cost $218,468)		216,103
INVESTMENT COMPANIES 1.4%
United States of America 1.4%
Vanguard MSCI Pacific ETF (a)	48	3,139
Total Investment Companies (cost $3,158)		3,139
RIGHTS 0.0%
Australia 0.0%
Harvey Norman Holdings Ltd. (b)	1	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 5.9%
Securities Lending Collateral 4.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	10,892	10,892
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	1,954	1,954
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	170	169
Total Short Term Investments (cost $13,015)		13,015
Total Investments 104.5% (cost $234,641)		232,259
Other Derivative Instruments (0.0)%		(54)
Other Assets and Liabilities, Net (4.5)%		(9,869)
Total Net Assets 100.0%		222,336

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $517 and 0.2% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	7	December 2019	AUD	1,166	(2)	2
Topix Index	18	December 2019	JPY	277,387	(14)	79
					(16)	81

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	12/18/19	AUD	1,263	854	(14)
JPY/USD	CIT	12/18/19	JPY	365,044	3,396	(28)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	BCL	12/18/19	AUD	(473)	(320)	3
USD/JPY	BCL	12/18/19	JPY	(111,476)	(1,037)	1
					2,893	(38)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 97.9%
United Kingdom 24.4%
3i Group plc	30	424
Anglo American PLC	51	1,169
Antofagasta PLC	16	172
Ashtead Group Public Limited Company	8	224
Associated British Foods PLC	15	428
AstraZeneca PLC	26	2,308
Aviva PLC	197	964
Babcock International Group PLC	41	280
BAE Systems PLC	122	853
Barclays Plc	1,206	2,225
Barratt Developments P L C	49	388
BP P.L.C.	1,373	8,695
British American Tobacco P.L.C.	95	3,519
BT Group Plc	552	1,212
Bunzl Public Limited Company	8	216
Burberry Group Plc	12	333
Carnival Plc	7	287
Centrica PLC	622	563
Coca-Cola HBC AG	5	158
Compass Group PLC	32	831
CYBG PLC	87	123
DCC Public Limited Company	3	301
Diageo PLC	36	1,484
Direct Line Insurance Group plc	99	364
Dixons Carphone PLC	117	171
DS Smith PLC	38	167
easyJet PLC	20	288
Experian PLC	14	442
Ferguson PLC	5	372
Fiat Chrysler Automobiles N.V.	86	1,120
FirstGroup PLC (a)	25	42
GlaxoSmithKline PLC	132	2,829
HSBC Holdings PLC	936	7,181
Imperial Brands PLC	45	1,005
Inchcape PLC	36	282
InterContinental Hotels Group PLC	4	223
Intu Properties PLC	101	55
ITV Plc	187	290
J Sainsbury PLC	278	748
John Wood Group P.L.C.	31	144
Johnson Matthey PLC	13	499
Kingfisher Plc	271	689
Land Securities Group PLC	38	403
Legal & General Group PLC	217	662
Lloyds Banking Group PLC	3,147	2,093
Marks & Spencer Group Plc	180	407
Meggitt PLC	23	179
Micro Focus International PLC	8	111
Mondi plc	16	311
National Grid PLC	211	2,293
Next Plc	5	377
Pearson PLC	37	339
Persimmon Public Limited Company	13	346
Prudential Public Limited Company (b)	62	1,120
Reckitt Benckiser Group PLC	17	1,343
Relx PLC	31	743
Rio Tinto PLC	44	2,288
Rolls-Royce Holdings plc (a)	72	696
Royal Mail PLC	169	438
RSA Insurance Group PLC	36	234
Schroders PLC	5	178
Smith & Nephew PLC	17	413
Smiths Group PLC	14	280
SSE PLC	66	1,011
Standard Chartered PLC	219	1,836
Standard Life Aberdeen PLC	143	502
Taylor Wimpey PLC	159	316
Tesco PLC	406	1,203
The Berkeley Group Holdings PLC	6	309
The British Land Company Public Limited Company	46	330
The Royal Bank of Scotland Group Public Limited Company	146	372
The Sage Group PLC.	10	85
Travis Perkins PLC	21	336
TUI AG (c)	28	324
Unilever N.V.	32	1,952
Unilever PLC	21	1,259
United Utilities Group PLC	29	299
Vodafone Group Public Limited Company	2,636	5,251
Whitbread PLC	5	274
WM Morrison Supermarkets P L C	247	607
WPP 2012 Limited	79	992
		76,580
France 17.4%
Accor SA	6	234
Aeroports de Paris	1	92
Air France - KLM (a)	21	222
ALD (d)	4	63
Alstom	6	265
Amundi (d)	2	130
Arkema	4	364
AtoS SE	3	238
AXA SA	128	3,273
BNP Paribas SA	79	3,868
Bollore SA	37	154
Bouygues SA	20	787
Capgemini SA	4	517
Carrefour SA	56	982
Casino Guichard Perrachon SA (e)	9	421
Cie de Saint-Gobain	43	1,705
Cie Generale d'Optique Essilor International SA	3	443
CNP Assurances SA	8	151
Compagnie Generale des Etablissements Michelin	11	1,179
Covivio	1	120
Credit Agricole SA	74	902
Danone	14	1,227
Dassault Systemes SA	1	131
Eiffage	3	328
Electricite de France	52	579
Engie	152	2,481
Eurazeo SA	3	187
Faurecia	5	257
Gecina SA	1	236
Hermes International SCA	—	210
Iliad SA	1	97
Kering SA	1	466
Klepierre	9	313
Lagardere SCA	11	252
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	10	1,495
Legrand SA	6	407
L'Oreal SA	4	1,079
LVMH Moet Hennessy Louis Vuitton SE	4	1,512
Natixis	53	219
Orange SA	128	2,009
Pernod-Ricard SA	3	535
Peugeot SA	34	841
Publicis Groupe SA	8	387
Rallye (e)	4	32
Renault SA	19	1,119
Rexel	39	413
Safran	5	775
Sanofi SA	43	4,018
Schneider Electric SE (a)	21	1,822
SCOR	8	312
Societe Generale SA	88	2,420
Sodexo SA	3	318
SUEZ	22	340
Thales SA	2	217
Total SA	148	7,693
Valeo	17	557
Veolia Environnement	26	654
VINCI	17	1,831
Vivendi SA	32	866

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Worldline (a)	1	63
		54,808
Germany 13.9%
Adidas AG	3	844
Allianz SE	17	4,020
Aurubis AG	5	234
BASF SE	54	3,778
Bayer AG	41	2,899
Bayerische Motoren Werke AG	32	2,250
Beiersdorf AG	2	188
Brenntag AG	7	347
Ceconomy AG	19	296
Continental AG	7	851
Covestro AG (d)	9	424
Daimler AG	80	3,963
Deutsche Bank AG	215	1,607
Deutsche Boerse AG	2	389
Deutsche Lufthansa AG	44	703
Deutsche Post AG	48	1,593
Deutsche Telekom AG	157	2,630
Deutsche Wohnen Service Merseburg GmbH	6	227
Dresdner Bank AG	109	634
E.ON SE	103	1,006
Evonik Industries AG	9	234
Fraport AG Frankfurt Airport Services Worldwide	1	48
Fresenius Medical Care AG & Co. KGaA	7	477
Fresenius SE & Co. KGaA	15	693
GEA Group AG	9	240
Hannover Rueck SE	2	337
Hapag-Lloyd Aktiengesellschaft (d)	1	75
HeidelbergCement AG	9	663
HELLA GmbH & Co. KGaA	2	96
Hochtief AG	1	132
Infineon Technologies AG	21	371
K+S Aktiengesellschaft	16	221
LANXESS Aktiengesellschaft	1	78
Merck KGaA	3	302
Muenchener Rueckversicherungs AG	7	1,910
OSRAM Licht AG	7	289
ProSiebenSat.1 Media SE	16	224
RTL Group SA (f)	2	104
RWE AG	36	1,119
SAP SE	15	1,728
Siemens AG	31	3,366
Siemens Healthineers AG (d)	1	25
Sudzucker AG	8	116
Talanx Aktiengesellschaft	3	128
Telefonica Deutschland Holding AG	59	164
ThyssenKrupp AG	21	291
Uniper SE	22	729
United Internet AG	3	110
Vonovia SE	10	520
Wacker Chemie AG	1	34
		43,707
Switzerland 10.9%
ABB Ltd.	72	1,420
Adecco Group AG	12	645
Alcon AG (a)	7	404
Baloise Holding AG	2	305
Compagnie Financiere Richemont SA	14	1,030
Credit Suisse Group AG	101	1,240
Givaudan SA	—	360
Glencore PLC	1,123	3,374
Kühne + Nagel International AG	2	276
LafargeHolcim Ltd.	21	1,036
Lonza Group AG	1	216
Nestle SA	64	6,938
Novartis AG	53	4,577
Roche Holding AG	15	4,383
SGS SA	—	238
Sika AG	2	294
STMicroelectronics NV	17	335
Swatch Group AG	2	501
Swiss Life Holding AG	1	559
Swiss Re AG	17	1,744
Swisscom AG	1	489
UBS Group AG	153	1,734
Zurich Insurance Group AG	6	2,334
		34,432
Netherlands 7.7%
ABN AMRO Bank N.V. - CVA (d)	7	132
Aegon NV	157	653
Airbus SE	7	879
Akzo Nobel N.V.	7	617
ASML Holding	4	877
ASR Nederland N.V.	5	169
CNH Industrial N.V.	35	360
Heineken Holding N.V.	3	317
Heineken NV	4	458
ING Groep N.V.	195	2,046
Koninklijke Ahold Delhaize N.V.	61	1,537
Koninklijke Boskalis Westminster N.V.	6	125
Koninklijke DSM N.V.	5	572
Koninklijke KPN N.V.	162	504
Koninklijke Philips N.V.	27	1,236
NN Group N.V.	17	587
Randstad NV	8	386
Royal Dutch Shell PLC - Class A	397	11,623
Signify N.V. (d)	12	323
Unibail-Rodamco SE	4	587
Wolters Kluwer NV	4	323
		24,311
Spain 6.2%
Acciona,S.A.	1	108
ACS, Actividades de Construccion y Servicios, S.A.	12	462
AENA, S.M.E., S.A. (d)	1	257
Amadeus IT Group SA	5	323
Banco Bilbao Vizcaya Argentaria SA	385	2,006
Banco de Sabadell, S.A.	489	473
Banco Santander SA	1,295	5,278
Bankia, S.A.	74	139
CaixaBank, S.A.	156	411
Endesa SA	22	575
Ferrovial, S.A.	13	390
Grifols, S.A. - Class A	8	246
Iberdrola, S.A.	247	2,573
Industria de Diseno Textil, S.A.	22	691
MAPFRE, S.A.	67	180
Naturgy Energy Group SA	28	752
Red Electrica Corporacion, S.A.	12	250
Repsol SA	122	1,913
Telefonica SA	338	2,578
		19,605
Italy 5.2%
Assicurazioni Generali SpA	58	1,118
Atlantia SpA	16	397
Banca Monte dei Paschi di Siena S.p.A. (a) (e)	47	78
Banco BPM Societa' Per Azioni (a) (e)	160	328
Enel SpA	426	3,187
ENI SpA	218	3,332
Intesa Sanpaolo SpA	984	2,337
Leonardo S.p.A.	19	228
Mediobanca SpA	34	369
Pirelli & C. S.p.A. (d)	19	110
Poste Italiane - Societa' Per Azioni (d)	20	229
Saipem S.p.A. (a)	36	165
Snam Rete Gas SpA	67	340
Telecom Italia SpA (a)	1,787	1,022
Terna – Rete Elettrica Nazionale S.p.A.	39	249
UniCredit S.p.A.	175	2,069
Unione Di Banche Italiane S.p.A	116	326
Unipol Gruppo Finanziario S.P.A.	47	251
UnipolSai Assicurazioni S.p.A.	35	92
		16,227
Sweden 3.8%
AB SKF - Class B	21	340
Aktiebolaget Electrolux - Class B	11	262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Aktiebolaget Industrivarden - Class C	7	159
Aktiebolaget Volvo - Class B	64	894
Assa Abloy AB - Class B	20	447
Atlas Copco Aktiebolag - Class A	22	670
Boliden AB	12	271
Essity Aktiebolag (publ) - Class B	17	481
Hennes & Mauritz AB - Class B (e)	48	929
Hexagon Aktiebolag - Class B	4	189
ICA Gruppen Aktiebolag	4	178
Nordea Bank Abp	261	1,853
Sandvik AB	32	500
Skandinaviska Enskilda Banken AB - Class A	73	671
Skanska AB - Class B	23	471
SSAB AB - Class A	65	182
Svenska Handelsbanken AB - Class A	66	621
Swedbank AB - Class A	50	727
Tele2 AB - Class B	18	267
Telefonaktiebolaget LM Ericsson - Class B	135	1,076
Telia Co. AB	142	634
		11,822
Belgium 1.6%
ageas SA/NV	12	643
Anheuser-Busch InBev	26	2,473
Colruyt SA (e)	3	180
KBC Groep NV	12	778
Proximus	8	232
Solvay SA	4	392
UCB SA	3	188
Umicore (e)	6	244
		5,130
Finland 1.4%
Fortum Oyj	19	441
Kesko Oyj	6	348
Kone Corporation - Class B	7	395
Neste Oyj (e)	10	334
Nokia Oyj	204	1,030
Nordea Bank Abp (a)	1	10
Sampo Oyj - Class A	14	556
Stora Enso Oyj - Class R	31	378
UPM-Kymmene Oyj	24	714
Wartsila Oyj (e)	17	185
		4,391
Norway 1.4%
DNB Bank ASA	37	660
Equinor ASA	68	1,292
Gjensidige Forsikring ASA	7	136
Mowi ASA	13	307
Norsk Hydro ASA	102	359
Orkla ASA	28	258
Subsea 7 S.A.	22	230
Telenor ASA	26	527
Yara International ASA	11	489
		4,258
Denmark 1.3%
A P Moller - Maersk A/S - Class B	1	889
Carlsberg A/S - Class B	3	392
Danske Bank A/S	41	575
ISS A/S	9	225
Novo Nordisk A/S - Class B	24	1,237
Novozymes A/S - Class B	3	118
Orsted A/S (d)	3	268
The Drilling Company of 1972 A/S (a)	1	67
Vestas Wind Systems A/S	4	344
		4,115
Ireland 0.6%
AIB Group Public Limited Company	32	94
Bank of Ireland Group Public Limited Company	51	202
CRH public limited company	35	1,206
Kerry Group Plc - Class A	2	254
Smurfit Kappa Funding Designated Activity Company	10	286
		2,042
Luxembourg 0.6%
ArcelorMittal	73	1,031
Millicom International Cellular SA - SDR	3	123
SES S.A. - FDR	22	393
Tenaris SA	22	231
		1,778
Austria 0.6%
Erste Group Bank AG	14	469
OMV AG	14	756
Raiffeisen Bank International AG	7	172
Strabag SE	—	16
Telekom Austria Aktiengesellschaft	3	22
Verbund AG	1	79
Voestalpine AG	11	261
		1,775
Australia 0.5%
BHP Group PLC	79	1,676
Portugal 0.4%
Energias de Portugal SA	148	574
Galp Energia, SGPS, S.A.	23	341
Jeronimo Martins, SGPS, S.A.	12	198
		1,113
South Africa 0.0%
Steinhoff International Holdings N.V. (a)	1,099	73
Total Common Stocks (cost $317,118)		307,843
PREFERRED STOCKS 1.5%
Germany 1.4%
Henkel AG & Co. KGaA (g)	8	769
Porsche Automobil Holding SE (g)	5	310
Schaeffler AG	12	90
Volkswagen AG (g)	18	3,011
		4,180
Switzerland 0.1%
Lindt & Spruengli AG (g)	—	170
Schindler Holding AG (g)	1	218
		388
Total Preferred Stocks (cost $4,467)		4,568
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (h)	1,893	1,893
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (h)	326	326
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (i) (j)	125	125
Total Short Term Investments (cost $2,344)		2,344
Total Investments 100.1% (cost $323,929)		314,755
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.1)%		(274)
Total Net Assets 100.0%		314,478

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $2,036 and 0.6% of the Fund.

(e) All or a portion of the security was on loan as of September 30, 2019.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	—	1,359	34	12	(7)	(198)	1,120	0.4%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	06/25/19	276	324	0.1

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	17	December 2019	EUR	595	5	11
FTSE 100 Index	3	December 2019	GBP	218	—	4
					5	15

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	12/18/19	EUR	790	866	(12)
EUR/USD	CIT	12/18/19	EUR	352	386	(2)
EUR/USD	RBC	12/18/19	EUR	173	190	(3)
GBP/USD	BCL	12/18/19	GBP	381	470	(3)
GBP/USD	CIT	12/18/19	GBP	145	179	(1)
GBP/USD	RBC	12/18/19	GBP	15	18	—
USD/EUR	BMO	12/18/19	EUR	(594)	(652)	4
USD/EUR	CIT	12/18/19	EUR	(213)	(234)	3
USD/EUR	HSB	12/18/19	EUR	(140)	(153)	2
USD/EUR	RBC	12/18/19	EUR	(177)	(194)	—
USD/GBP	BMO	12/18/19	GBP	(218)	(269)	3
USD/GBP	CIT	12/18/19	GBP	(73)	(91)	1
USD/GBP	RBC	12/18/19	GBP	(238)	(292)	—
					224	(8)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 18.1%
AAR Corp.	9	361
ABM Industries Incorporated	17	609
ACCO Brands Corporation	24	238
Actuant Corporation - Class A	12	272
Acuity Brands, Inc.	6	774
ADT, Inc. (a)	13	79
Advanced Disposal Services, Inc. (b)	8	272
Aegion Corporation (b)	2	34
Air Lease Corporation - Class A	17	693
Aircastle Limited	13	289
Allegiant Travel Company	3	419
Allison Systems, Inc.	21	968
AMERCO	1	436
AO Smith Corp.	16	739
Apogee Enterprises, Inc.	5	196
Applied Industrial Technologies, Inc.	8	451
Arcbest Corporation	11	335
Arcosa, Inc.	10	336
Armstrong World Industries, Inc.	4	411
Astec Industries, Inc.	7	211
Atkore International Group Inc. (b)	7	207
Atlas Air Worldwide Holdings, Inc. (b)	11	282
Avis Budget Group, Inc. (b)	33	931
Barnes Group Inc.	8	387
Beacon Roofing Supply, Inc. (b)	16	543
Brady Corp. - Class A	7	349
Briggs & Stratton Corp.	6	38
Brink's Co.	4	293
BWXT Government Group, Inc.	9	500
Carlisle Cos. Inc.	8	1,198
Clean Harbors Inc. (b)	7	567
Colfax Corp. (b)	21	608
Comfort Systems USA Inc.	5	232
Copa Holdings, S.A. - Class A	2	183
Copart Inc. (b)	8	678
CoStar Group, Inc. (b)	1	495
Covanta Holding Corporation	23	405
Crane Co.	6	487
Cubic Corp.	4	273
Curtiss-Wright Corp.	5	642
Deluxe Corp.	13	620
Donaldson Co. Inc.	15	765
Dycom Industries, Inc. (b)	7	378
EMCOR Group, Inc.	11	986
Encore Wire Corp.	3	180
EnerSys	9	585
Equifax Inc.	10	1,433
Flowserve Corporation	18	855
Fortune Brands Home & Security, Inc.	8	413
Forward Air Corp.	3	201
Franklin Electric Co. Inc.	5	238
FTI Consulting Inc. (b)	5	555
Gardner Denver Investments, Inc. (b)	4	124
Gates Industrial Corporation PLC (b)	3	34
GATX Corp.	9	687
Generac Holdings Inc. (b)	8	605
Genesee & Wyoming Inc. - Class A (b)	7	805
GMS Inc. (b)	7	196
Graco Inc.	13	580
Granite Construction Inc.	11	342
Greenbrier Cos. Inc.	14	427
Griffon Corp.	7	152
H&E Equipment Services Inc.	3	85
Hawaiian Holdings Inc.	14	380
HD Supply Holdings, Inc (b)	17	654
Healthcare Services Group Inc. (a)	10	249
Heartland Express Inc.	7	158
HEICO Corp.	3	377
Herman Miller Inc.	11	519
Hexcel Corp.	10	815
Hillenbrand Inc.	8	255
HNI Corp.	7	261
HUB Group Inc. - Class A (b)	11	520
Hubbell Inc.	9	1,209
Huntington Ingalls Industries Inc.	1	300
Hyster-Yale Materials Handling Inc. - Class A	2	135
IDEX Corporation	6	1,031
ITT Industries Holdings, Inc.	11	685
JELD-WEN Holding, Inc. (b)	7	139
Kaman Corp.	5	295
Kelly Services Inc. - Class A	6	134
Kennametal Inc.	14	437
Kirby Corp. (b)	10	820
Knight-Swift Transportation Holdings Inc. - Class A	24	860
Korn Ferry	7	286
Landstar System Inc.	6	691
Lennox International Inc.	3	630
Lincoln Electric Holdings Inc.	11	965
Macquarie Infrastructure Corporation	22	874
Masco Corp.	28	1,153
Masonite International Corp. (b)	6	339
MasTec Inc. (b)	10	662
Matson Intermodal - Paragon, Inc.	7	263
Matthews International Corp. - Class A	5	170
Middleby Corp. (b)	4	475
Mobile Mini, Inc.	5	192
Moog Inc. - Class A	5	445
MRC Global Inc. (b)	28	343
MSA Safety Inc.	3	287
MSC Industrial Direct Co. - Class A	9	656
Mueller Industries Inc.	9	269
Nordson Corp.	4	646
Now, Inc. (b)	38	438
Nvent Electric Public Limited Company	23	498
Old Dominion Freight Line Inc.	6	995
Pitney Bowes Inc.	113	515
Primoris Services Corporation	7	145
Quad/Graphics Inc. - Class A	18	193
Regal-Beloit Corp.	10	699
Resideo Technologies, Inc. (b)	31	451
Rexnord Corporation (b)	13	343
Rollins Inc.	6	221
Rush Enterprises Inc. - Class A	8	327
Ryder System, Inc.	6	320
Saia, Inc. (b)	4	367
Schneider National, Inc. - Class B	12	267
Sensata Technologies Holding PLC (b)	12	587
Simpson Manufacturing Co. Inc.	5	370
SkyWest Inc.	9	509
Snap-On Inc.	2	318
Spirit Aerosystems Holdings Inc. - Class A	4	332
Spirit Airlines Inc. (b)	12	424
SPX Flow, Inc. (b)	8	331
Steelcase Inc. - Class A	22	406
Stericycle Inc. (b)	13	676
Stock Building Supply Holdings, LLC (b)	14	374
Teledyne Technologies Inc. (b)	2	784
Terex Corp.	32	830
Tetra Tech, Inc.	7	577
Textainer Group Holdings Limited (b)	2	23
Timken Co.	19	814
Toro Co.	9	660
TransUnion	6	526
Trinity Industries Inc.	31	607
Triton Container International Limited - Class A	2	76
Triumph Group Inc.	14	320
TrueBlue, Inc. (b)	8	176
Tutor Perini Corp. (b)	16	233
UniFirst Corp.	2	460
Universal Forest Products Inc.	13	524
Valmont Industries Inc.	5	724
Verisk Analytics, Inc.	5	839
Wabash National Corp.	20	286
WABCO Holdings Inc. (b)	6	808
Wabtec Corp.	11	820
Waste Connections, Inc. (c)	4	370

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Watsco Inc.	5	836
Watts Water Technologies Inc. - Class A	3	325
Werner Enterprises Inc.	11	383
Wesco Aircraft Holdings Inc. (b)	3	33
WESCO International, Inc. (b)	21	1,018
Woodward Governor Co.	6	627
XPO Logistics Inc. (b)	14	1,027
Xylem Inc.	14	1,083
		74,141
Real Estate 14.4%
Acadia Realty Trust	11	311
Alexander & Baldwin, LLC	9	228
Alexandria Real Estate Equities, Inc.	8	1,202
American Campus Communities, Inc.	18	884
American Finance Trust, Inc. - Class A (a)	16	223
American Homes 4 Rent - Class A	22	576
Apartment Investment and Management Company - Class A	14	709
Apollo Commercial Real Estate Finance, Inc.	15	295
Apple Hospitality REIT, Inc.	52	861
Brandywine Realty Trust	33	503
Brixmor Property Group Inc.	57	1,164
Camden Property Trust	10	1,056
Capstead Mortgage Corporation	8	60
CBL & Associates Properties Inc. (a)	42	54
CBRE Group, Inc. - Class A (b)	7	375
Chimera Investment Corporation	43	851
Colony Capital, Inc. - Class A	79	478
Columbia Property Trust Inc.	25	528
CoreCivic, Inc.	27	469
Corepoint Lodging Inc.	11	110
Corporate Office Properties Trust	16	486
Cousins Properties Incorporated	11	418
CubeSmart	14	494
Cyrusone LLC	6	479
DiamondRock Hospitality Co.	48	496
Douglas Emmett, Inc.	14	601
Duke Realty Corp.	35	1,181
EastGroup Properties Inc.	2	189
Empire State Realty Trust Inc. - Class A	20	292
EPR Properties	7	540
Equity Commonwealth	16	543
Equity Lifestyle Properties, Inc.	4	504
Extra Space Storage Inc.	7	836
Federal Realty Investment Trust	6	782
First Industrial Realty Trust, Inc.	10	378
Franklin Street Properties Corp.	15	130
Gaming and Leisure Properties, Inc.	17	668
Healthcare Realty Trust Inc.	14	481
Healthcare Trust of America, Inc. - Class A	20	601
Highwoods Properties Inc.	15	660
Hudson Pacific Properties Inc.	16	547
Industrial Logistics Properties Trust	2	49
Invesco Mortgage Capital Inc.	31	472
Invitation Homes Inc.	22	641
JBG Smith Properties	7	285
Jones Lang LaSalle Incorporated	7	1,013
Kennedy-Wilson Holdings Inc.	12	262
Kilroy Realty Corporation	9	734
KiMcO Realty Corporation	69	1,430
Kite Realty Naperville, LLC	21	334
Lamar Advertising Co. - Class A	8	684
Lexington Realty Trust	44	446
Liberty Property Trust	18	917
Life Storage Inc.	5	505
Macerich Co. (a)	30	951
Mack-Cali Realty Corp.	16	342
Medical Properties Trust, Inc.	37	715
MGM Growth Properties LLC - Class A	3	99
Mid-America Apartment Communities, Inc.	3	423
National Health Investors, Inc.	4	293
National Retail Properties Inc.	12	700
New Residential Investment Corp.	67	1,053
New York Mortgage Trust Inc.	30	180
Newmark Group, Inc. - Class A	5	48
Office Properties Income Trust	13	391
Omega Healthcare Investors Inc.	23	948
OUTFRONT Media Inc.	31	862
Paramount Group, Inc.	42	566
Park Hotels & Resorts Inc.	46	1,145
Pebblebrook Hotel Trust	22	617
PennyMac Mortgage Investment Trust	16	365
Physicians Realty Trust	18	313
Piedmont Office Realty Trust Inc. - Class A	30	616
PS Business Parks, Inc.	1	253
Rayonier Inc.	21	578
Realogy Holdings Corp. (a)	106	705
Redwood Trust Inc.	20	332
Regency Centers Corp.	14	994
Retail Opportunity Investments Corp.	14	262
Retail Properties of America, Inc. - Class A	52	637
RLJ III-EM Columbus Lessee, LLC	41	700
Ryman Hospitality Properties, Inc.	5	380
Sabra Health Care REIT, Inc.	23	518
SBA Communications Corporation	2	371
Senior Housing Properties Trust	86	799
Service Properties Trust	31	804
SITE Centers Corp.	40	612
Spirit Realty Capital, Inc.	16	750
St. Joe Co. (a) (b)	2	40
STAG Industrial, Inc.	7	193
Starwood Property Trust, Inc.	45	1,089
STORE Capital Corp.	13	485
Summit Hotel Properties Inc.	15	177
Sun Communities Inc.	5	734
Sunstone Hotel Investors Inc.	48	661
Tanger Factory Outlet Centers Inc. (a)	18	284
Taubman Centers Inc.	9	366
The GEO Group, Inc.	26	458
The Howard Hughes Corporation (b)	4	457
UDR Inc.	21	1,000
Uniti Group Inc. (a)	52	405
Urban Edge Properties	10	201
VICI Properties Inc.	15	346
W.P. Carey Inc.	12	1,029
Washington Prime Group, L.P. (a)	106	439
Washington REIT	11	311
Weingarten Realty Investors	18	530
Xenia Hotels & Resorts Inc.	23	491
		59,033
Consumer Discretionary 13.4%
Aaron's, Inc.	12	783
Abercrombie & Fitch Co. - Class A	50	783
Acushnet Holdings Corp.	4	103
Adtalem Global Education Inc. (b)	12	464
American Axle & Manufacturing Holdings, Inc. (b)	47	388
American Eagle Outfitters, Inc.	49	794
Asbury Automotive Group, Inc. (b)	7	731
AutoZone, Inc. (b)	1	1,003
Big Lots, Inc.	31	759
BJ's Restaurants, Inc.	4	157
Bloomin' Brands, Inc.	21	389
Boyd Gaming Corp.	11	255
Bright Horizons Family Solutions Inc. (b)	3	450
Brinker International Inc.	14	611
Brunswick Corp.	16	840
Buckle Inc. (a)	16	333
Burlington Stores Inc. (b)	1	278
Caesars Entertainment Corp. (b)	25	291
Caleres Inc.	14	334
Carter's Inc.	10	886
Cheesecake Factory Inc.	12	499
Chico's FAS Inc.	118	476
Childrens Place Retail Stores Inc. (a)	3	236
Choice Hotels International Inc.	1	80
Churchill Downs Inc.	3	371
Columbia Sportswear Co.	3	304
Cooper Tire & Rubber Co.	20	509
Cooper-Standard Holdings Inc. (b)	8	326

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Core-Mark Holding Co. Inc.	12	392
Cracker Barrel Old Country Store, Inc. (a)	4	583
Dana Holding Corp.	46	664
Deckers Outdoor Corp. (b)	4	587
Delphi Technologies PLC	18	239
Designer Brands Inc. - Class A (a)	29	493
Dine Brands Global Inc.	1	62
Domino's Pizza, Inc.	3	835
Dorman Products Inc. (b)	3	258
Dunkin' Brands Group Inc.	5	419
Extended Stay America, Inc. - Class B	33	484
Fossil Group, Inc. (b)	55	691
Frontdoor, Inc. (b)	5	231
Genesco Inc. (b)	11	454
Gentex Corp.	39	1,063
G-III Apparel Group, Ltd. (b)	13	336
Graham Holdings Co.	1	598
Grand Canyon Education, Inc. (b)	2	245
Group 1 Automotive Inc.	9	842
Groupon Inc. - Class A (b)	106	283
Guess Inc. (a)	23	418
H & R Block, Inc.	29	686
HanesBrands Inc.	67	1,034
Helen of Troy Ltd (b)	4	570
Hilton Worldwide Holdings Inc.	4	414
Houghton Mifflin Harcourt Company (b)	25	131
IAA Spinco Inc. (b)	11	474
International Game Technology PLC	36	505
International Speedway Corp. - Class A	5	206
J.C. Penney Co. Inc. (a) (b)	106	94
Jack in the Box Inc.	6	544
K12 Inc. (b)	6	148
KAR Auction Services, Inc.	15	366
KB Home	19	657
Laureate Education Inc. - Class A (b)	12	198
La-Z-Boy Inc.	12	408
LCI Industries	5	435
Leggett & Platt Inc.	26	1,083
Lithia Motors Inc. - Class A	6	788
Marriott Vacations Worldwide Corporation	6	630
MDC Holdings Inc.	12	509
Meritage Homes Corporation (b)	9	666
Monro Inc.	2	173
Norwegian Cruise Line Holdings Ltd. (b)	6	285
Office Depot Inc.	221	388
Party City Holdco Inc. (a) (b)	26	148
Penn National Gaming Inc. (b)	16	292
Polaris Industries Inc.	13	1,153
Pool Corporation	3	521
Red Rock Resorts, Inc. - Class A	7	144
Regis Corp. (b)	11	217
Rent-A-Center, Inc.	7	184
RH (a) (b)	3	489
Sally Beauty Holdings, Inc. (b)	42	632
Seaworld Entertainment, Inc. (b)	7	183
Service Corp. International	14	660
ServiceMaster Holding Corporation (b)	4	244
Six Flags Operations Inc.	12	608
Skechers U.S.A. Inc. - Class A (b)	19	712
Sleep Number Corporation (b)	7	276
Sonic Automotive, Inc. - Class A	9	280
Sotheby's (b)	9	538
Steven Madden Ltd.	14	514
Sturm Ruger & Co. Inc.	5	193
Taylor Morrison Home II Corporation - Class A (b)	24	612
Tempur Sealy International, Inc. (b)	5	371
Tenneco Inc.	35	444
Tesla Inc. (b)	2	405
Texas Roadhouse Inc.	8	410
The Michaels Companies, Inc. (a) (b)	19	182
The Wendy's Company	39	775
Thor Industries Inc.	16	894
Toll Brothers Inc.	29	1,188
TopBuild Corp. (b)	6	547
TRI Pointe Homes, Inc. (b)	37	554
Tupperware Brands Corp.	20	312
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	3	760
Under Armour Inc. - Class A (b)	29	587
Urban Outfitters Inc. (b)	27	755
Vail Resorts, Inc.	2	499
Vista Outdoor Inc. (b)	5	28
Williams-Sonoma Inc.	18	1,221
Wolverine World Wide Inc.	15	410
WW International, Inc. (b)	2	94
Wyndham Destinations, Inc.	14	633
Wyndham Hotels & Resorts, Inc.	5	283
		54,954
Financials 12.9%
Affiliated Managers Group, Inc.	10	796
Ambac Financial Group, Inc. (b)	14	273
American Equity Investment Life Holding Company	19	467
American National Insurance Company	2	187
Ares Management Corporation - Class A	2	49
Argo Group International Holdings, Ltd.	1	85
Artisan Partners Asset Management Inc. - Class A	5	135
Associated Banc-Corp	26	534
Athene Holding Ltd - Class A (b)	6	232
BancorpSouth Bank	13	394
Bank of Hawaii Corporation	5	443
Bank OZK	17	471
BankUnited, Inc.	17	580
Banner Corporation	1	61
BGC Partners, Inc. - Class A	28	152
Blackstone Mortgage Trust, Inc. - Class A	13	479
BOK Financial Corporation	4	314
Brown & Brown Inc.	21	750
Cannae Holdings, Inc. (b)	7	201
Capitol Federal Financial	14	199
Cathay General Bancorp	10	332
Cboe Global Markets, Inc.	1	154
Cohen & Steers, Inc.	3	160
Columbia Banking System Inc.	9	335
Commerce Bancshares Inc.	9	551
Community Bank System Inc.	4	275
Credit Acceptance Corp. (b)	1	408
Cullen/Frost Bankers Inc.	6	574
E*TRADE Financial Corp.	20	855
East West Bancorp, Inc.	17	767
Eaton Vance Corp.	14	625
Enstar Group Limited (b)	—	66
Erie Indemnity Company - Class A	2	295
Essent Group Ltd.	4	205
Evercore Inc. - Class A	6	448
FactSet Research Systems Inc.	3	614
FBL Financial Group, Inc. - Class A	1	35
Federated Investors Inc. - Class B	16	532
First American Financial Corporation	20	1,178
First Bancorp Inc.	5	54
First Citizens BancShares, Inc. - Class A	1	290
First Hawaiian, Inc.	17	455
First Horizon National Corp.	40	656
First Interstate BancSystem, Inc. - Class A	3	116
First Midwest Bancorp Inc.	10	193
First Republic Bank	11	1,090
FirstCash, Inc.	4	337
Flagstar Bancorp Inc.	5	174
FNB Corp.	55	631
Foxconn Interconnect Technology Limited	6	47
Fulton Financial Corp.	32	521
Glacier Bancorp, Inc.	7	300
Globe Life Inc.	4	354
Great Western Bancorp Inc.	9	293
Hancock Whitney Co.	14	520
Hanover Insurance Group Inc.	7	925
Hilltop Holdings Inc.	12	281
Home Bancshares Inc.	16	308
Hope Bancorp, Inc.	21	304
Horace Mann Educators Corp.	6	291
Houlihan Lokey Inc. - Class A	3	125

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
IberiaBank Corp.	7	506
Independence Holdings, LLC	15	556
Interactive Brokers Group, Inc. (c)	—	21
International Bancshares Corp.	8	311
Investors Bancorp, Inc.	37	419
James River Group, Inc.	1	50
Janus Henderson Group PLC	28	638
Kemper Corp.	7	549
Ladder Capital Corp - Class A	13	227
LPL Financial Holdings Inc.	11	938
MarketAxess Holdings Inc.	1	188
MBIA Inc. (b)	35	319
Mercury General Corp.	6	352
MFA Financial, Inc.	86	631
MGIC Investment Corp.	42	525
Morningstar Inc.	2	222
MSCI Inc.	4	858
National General Holdings Corp.	8	180
National Western Life Group Inc. - Class A	—	78
Nelnet, Inc. - Class A	2	151
Northwest Bancshares Inc.	16	256
Old National Bancorp	23	397
Old Republic International Corp.	15	348
PacWest Bancorp	24	858
People's United Financial Inc.	67	1,043
Pinnacle Financial Partners, Inc.	6	318
Popular Inc.	3	189
Primerica, Inc.	5	686
ProAssurance Corporation	11	459
Prosperity Bancshares Inc.	9	638
Provident Financial Services, Inc.	7	183
Radian Group Inc.	27	608
Raymond James Financial Inc.	13	1,075
RenaissanceRe Holdings Ltd	2	399
RLI Corp.	3	294
SEI Investments Co.	16	938
Selective Insurance Group Inc.	6	432
Signature Bank	5	582
Simmons First National Corp. - Class A	8	196
SLM Corporation	67	587
South State Corp.	3	257
Sterling Bancorp	23	467
Stewart Information Services Corp.	5	200
Stifel Financial Corp.	8	458
SVB Financial Group (b)	3	664
Synovus Financial Corp.	20	705
TCF Financial Corporation	18	681
Texas Capital Bancshares, Inc. (b)	5	288
TFS Financial Corporation	5	98
The PRA Group, Inc. (b)	10	349
Trustmark Corp.	9	323
Two Harbors Investment Corp.	52	687
Ubiquiti Inc. (a)	1	76
UMB Financial Corp.	6	357
Umpqua Holdings Corp.	42	692
United Bankshares Inc.	14	526
Valley National Bancorp	48	520
Waddell & Reed Financial Inc. - Class A (a) (c)	37	629
Washington Federal Inc.	17	623
Webster Financial Corp.	10	470
Western Alliance Bancorp	7	309
White Mountains Insurance Group Ltd	—	458
Wintrust Financial Corporation	6	398
World Acceptance Corp. (b)	2	235
Zions Bancorp	17	774
		52,925
Information Technology 12.1%
ACI Worldwide, Inc. (b)	9	288
ADTRAN, Inc.	14	158
Akamai Technologies, Inc. (b)	16	1,419
Amkor Technology, Inc. (b)	27	249
Anixter International Inc. (b)	8	519
ANSYS, Inc. (b)	4	972
Arista Networks, Inc. (b)	1	221
Arlo Technologies, Inc. (b)	3	11
ASGN Incorporated (b)	7	415
Aspen Technology, Inc. (b)	2	204
Autodesk, Inc. (b)	4	619
AVX Corporation	11	169
Belden Inc.	8	430
Benchmark Electronics, Inc.	15	447
Black Knight, Inc. (b)	6	353
Booz Allen Hamilton Holding Corporation - Class A	14	999
Broadridge Financial Solutions, Inc.	8	1,007
Cabot Microelectronics Corporation	1	101
CACI International Inc. - Class A (b)	3	802
Cadence Design Systems Inc. (b)	12	760
CDK Global, Inc.	12	585
CDW Corp.	11	1,383
Ciena Corp. (b)	11	436
Cirrus Logic Inc. (b)	11	605
Cognex Corp.	7	348
Coherent Inc. (b)	2	357
CommScope Holding Company, Inc. (b)	48	568
Conduent Inc. (b)	85	529
CoreLogic, Inc. (b)	14	635
Cree, Inc. (b)	15	740
Cypress Semiconductor Corp.	32	757
Diebold Nixdorf Inc. (b)	34	382
Dolby Laboratories, Inc.	6	375
EchoStar Corp. - Class A (b)	11	425
Entegris, Inc.	8	397
EPAM Systems, Inc. (b)	2	331
Euronet Worldwide Inc. (b)	3	387
F5 Networks Inc. (b)	2	271
Fair Isaac Corp. (b)	1	418
First Solar Inc. (b)	16	914
Fitbit, Inc. - Class A (b)	47	178
FleetCor Technologies Inc. (b)	3	943
FLIR Systems Inc.	15	778
Fortinet, Inc. (b)	2	173
Gartner Inc. (b)	4	563
Genpact Limited	20	773
Global Payments Inc.	15	2,420
Insight Enterprises, Inc. (b)	9	498
InterDigital Communications, Inc.	4	227
IPG Photonics Corporation (b)	2	325
Itron Inc. (b)	5	344
J2 Cloud Services, LLC	5	409
Jack Henry & Associates Inc.	5	768
KBR, Inc.	26	630
Keysight Technologies, Inc. (b)	9	837
Knowles Corporation (b)	19	381
Littelfuse Inc.	2	288
Liveramp, Inc. (b)	4	168
LogMeIn, Inc.	4	288
Manhattan Associates Inc. (b)	5	402
Mantech International Corp. - Class A	5	391
MAXIMUS Inc.	8	588
Methode Electronics Inc.	8	274
Microchip Technology Incorporated	4	413
MKS Instruments, Inc.	5	496
National Instruments Corp.	11	465
NCR Corporation (b)	24	755
NETGEAR, Inc. (b)	7	215
NetScout Systems, Inc. (b)	20	468
Nuance Communications, Inc. (b)	26	423
On Semiconductor Corporation (b)	43	822
OSI Systems Inc. (b)	1	83
PC Connection, Inc.	2	71
Perspecta Inc.	22	577
Plantronics Inc.	8	282
Plexus Corp. (b)	7	428
Presidio Inc.	9	156
Progress Software Corp.	8	288
PTC Inc. (b)	4	262
Sabre Corporation	23	517
Sanmina Corp. (b)	17	557
ScanSource Inc. (b)	5	155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Science Applications International Corp.	7	590
Silicon Laboratories Inc. (b)	3	324
SolarWinds Corporation (a) (b)	1	19
SS&C Technologies Holdings, Inc.	9	448
SunPower Corporation (a) (b)	5	53
Sykes Enterprises Inc. (b)	6	177
Synaptics Incorporated (b)	11	429
Synopsys Inc. (b)	8	1,034
Teradata Corporation (b)	28	867
Teradyne Inc.	14	818
TiVo Corporation	39	295
Trimble Inc. (b)	20	770
TTEC Holdings, Inc.	2	101
TTM Technologies, Inc. (b)	27	331
Tyler Technologies Inc. (b)	1	202
Verint Systems Inc. (b)	5	226
ViaSat, Inc. (b)	5	394
Vishay Intertechnology Inc.	29	498
Wex, Inc. (b)	2	409
Zebra Technologies Corp. - Class A (b)	2	339
		49,389
Materials 7.6%
Albemarle Corporation (a)	3	239
Allegheny Technologies Incorporated (b)	19	390
AptarGroup, Inc.	6	683
Ashland Global Holdings Inc.	13	998
Avery Dennison Corporation	11	1,236
Axalta Coating Systems Ltd. (b)	19	569
Ball Corporation	6	465
Berry Global Group, Inc. (b)	11	415
Boise Cascade Company	13	434
Cabot Corp.	13	581
Carpenter Technology Corp.	11	550
Century Aluminum Co. (b)	22	148
Chemours Co.	20	305
Cleveland-Cliffs Inc. (a)	37	266
Commercial Metals Co.	52	897
Compass Minerals International, Inc.	8	426
Crown Holdings Inc. (b)	11	699
Domtar Corp. (c)	21	735
Eagle Materials Inc.	5	475
Element Solutions, Inc. (b)	45	455
FMC Corp.	9	801
Graphic Packaging Holding Co.	68	998
Greif Inc. - Class A	8	299
HB Fuller Co.	8	391
Hecla Mining Co.	133	234
Huntsman Corp.	49	1,146
Innophos Holdings Inc	5	156
Innospec Inc.	3	275
International Flavors & Fragrances Inc. (a)	8	1,009
Kaiser Aluminum Corp.	4	393
Kronos Worldwide, Inc.	5	63
Livent Corporation (b)	5	34
Louisiana-Pacific Corp.	20	502
Materion Corp.	4	256
Minerals Technologies Inc.	6	301
NewMarket Corp.	1	601
Olin Corp.	39	732
Owens-Illinois Inc.	40	407
P.H. Glatfelter Co.	3	45
Packaging Corp. of America	3	361
PolyOne Corporation	19	621
PQ Group Holdings Inc. (b)	3	43
Royal Gold Inc.	4	540
RPM International Inc.	15	1,051
Schnitzer Steel Industries Inc. - Class A	11	223
Schweitzer-Mauduit International Inc.	7	278
Scotts Miracle-Gro Co. - Class A	5	540
Sealed Air Corporation	7	287
Sensient Technologies Corporation	8	545
Silgan Holdings Inc.	17	518
Sonoco Products Co.	17	981
Stepan Co.	3	328
Summit Materials, Inc. - Class A (b)	12	275
TimkenSteel Corp. (b)	4	22
Trinseo S.A.	11	451
Tronox Holdings PLC	14	116
United States Steel Corp. (a)	75	864
Univar Inc. (b)	25	512
Verso Corporation - Class A (b)	10	128
Vulcan Materials Co.	10	1,560
W. R. Grace & Co.	7	445
Warrior Met Coal, Inc.	13	252
Worthington Industries Inc.	9	339
		30,889
Health Care 6.3%
Acadia Healthcare Company, Inc. (b)	16	492
Align Technology, Inc. (b)	2	299
Allscripts Healthcare Solutions, Inc. (b)	27	292
AMN Healthcare Services, Inc. (b)	3	192
Avanos Medical, Inc. (b)	7	247
BioMarin Pharmaceutical Inc. (b)	4	288
Bio-Rad Laboratories, Inc. - Class A (b)	2	545
Bio-Techne Corporation	2	314
Brookdale Senior Living Inc. (b)	71	538
Bruker Corp.	7	298
Catalent Inc. (b)	7	314
Charles River Laboratories International Inc. (b)	3	394
Chemed Corporation	1	549
Cooper Cos. Inc.	3	815
Diplomat Pharmacy, Inc. (b)	5	23
Edwards Lifesciences Corporation (b)	4	785
Encompass Health Corporation	9	560
Globus Medical Inc. - Class A (b)	3	154
Haemonetics Corp. (b)	2	216
Herbalife Nutrition Ltd. (b)	14	537
Hill-Rom Holdings Inc.	5	506
Hologic Inc. (b)	16	823
Illumina, Inc. (b)	3	794
Incyte Corporation (b)	2	133
LivaNova PLC (b)	3	189
Magellan Health Services Inc. (b)	11	652
Mallinckrodt Public Limited Company (a) (b)	19	45
Masimo Corp. (b)	2	346
Mednax, Inc. (b)	33	743
Mettler-Toledo International Inc. (b)	1	1,035
Molina Healthcare, Inc. (b)	5	585
Myriad Genetics, Inc. (b)	16	448
National Healthcare Corp.	2	125
OPKO Health, Inc. (a) (b)	64	134
Owens & Minor Inc.	9	53
Patterson Cos. Inc. (a)	39	700
PerkinElmer Inc.	8	710
PRA Health Sciences, Inc. (b)	2	167
Premier Healthcare Solutions, Inc. - Class A (b)	5	153
Prestige Consumer Healthcare Inc. (b)	6	199
Regeneron Pharmaceuticals, Inc. (b)	1	204
ResMed Inc.	8	1,122
Select Medical Holdings Corporation (b)	23	384
Steris Limited	1	133
Syneos Health, Inc. - Class A (b)	7	349
Teleflex Inc.	2	742
Tenet Healthcare Corporation (b)	36	797
United Therapeutics Corporation (b)	11	860
Varian Medical Systems, Inc. (b)	9	1,082
Vertex Pharmaceuticals Incorporated (b)	1	217
Waters Corp. (b)	5	1,076
WellCare Health Plans, Inc. (b)	5	1,210
West Pharmaceutical Services Inc.	4	565
Zoetis Inc. - Class A	3	420
		25,553
Utilities 4.2%
ALLETE, Inc.	7	610
Aqua America, Inc.	15	686
Atmos Energy Corporation	12	1,349
Avista Corporation	12	585
Black Hills Corporation	7	554

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Clearway Energy, Inc. - Class C	16	287
El Paso Electric Co.	6	404
Evergy, Inc.	7	475
Hawaiian Electric Industries Inc.	17	767
IDACORP Inc.	6	680
MDU Resources Group Inc.	8	233
MGE Energy, Inc.	3	210
National Fuel Gas Co.	12	548
New Jersey Resources Corp.	11	482
NiSource Inc.	46	1,378
Northwest Natural Holding Company	5	376
NorthWestern Corp.	7	555
NRG Energy Inc.	23	914
OGE Energy Corp.	29	1,304
One Gas, Inc.	6	593
Ormat Technologies Inc.	4	294
Otter Tail Corp.	3	155
Pattern Energy Group Inc. - Class A (c)	14	372
PNM Resources, Inc.	12	619
Portland General Electric Co.	14	807
South Jersey Industries Inc.	12	395
Southwest Gas Corp.	7	614
Spire, Inc.	6	539
Terraform Power, Inc. - Class A	8	151
		16,936
Communication Services 3.7%
Altice USA, Inc. - Class A (b)	7	186
AMC Entertainment Holdings, Inc. - Class A (a)	25	264
AMC Networks, Inc. - Class A (b)	7	320
Cable One, Inc.	—	302
Cars.com Inc. (b)	21	188
Cinemark Holdings, Inc.	17	669
Consolidated Communications Holdings Inc.	42	199
Dish Network Corporation - Class A (b)	3	86
Gannett Co., Inc.	46	498
IAC/InterActiveCorp (b)	4	874
Intelsat Investments S.A. (b)	7	166
Interpublic Group of Cos. Inc.	52	1,129
John Wiley & Sons Inc. - Class A	9	409
Liberty Broadband Corp. - Class C (b)	9	905
Liberty Latin America Ltd. - Class C (b)	22	384
Liberty Media Corp. - Class C (b)	14	594
Lions Gate Entertainment Corp. - Class A	32	294
Live Nation Inc. (b)	6	423
Meredith Corporation	7	268
Netflix, Inc. (b)	2	621
New Media Investment Group Inc. (a)	21	187
New York Times Co. - Class A	10	276
Nexstar Media Group, Inc. - Class A	3	278
Scholastic Corp.	5	187
Sinclair Broadcast Group Inc. - Class A	10	443
Sirius XM Holdings Inc. (a)	63	396
Snap Inc. - Class A (a) (b)	10	157
Take-Two Interactive Software Inc. (b)	4	551
TEGNA Inc.	46	716
The Madison Square Garden Company - Class A (b)	1	385
TripAdvisor Inc. (b)	8	317
Twitter, Inc. (b)	18	758
US Cellular Corp. (b)	5	181
VeriSign, Inc. (b)	4	664
Zayo Group Holdings, Inc. (b)	12	404
Zillow Group, Inc. - Class C (a) (b)	7	223
Zynga Inc. - Class A (b)	68	397
		15,299
Consumer Staples 3.6%
Avon Products, Inc. (b)	58	255
B&G Foods, Inc. (a)	15	291
Boston Beer Co. Inc. - Class A (b)	1	263
Cal-Maine Foods Inc.	6	229
Casey's General Stores Inc.	7	1,186
Central Garden & Pet Co. - Class A (b)	10	268
Cott Corporation (c)	6	76
Coty Inc. - Class A	11	113
Darling Ingredients Inc. (b)	32	609
Dean Foods Co. (a)	27	31
Del Monte Fresh Produce Company	9	307
Edgewell Personal Care Colombia S A S (b)	16	511
Flowers Foods Inc.	34	784
Hain Celestial Group Inc. (b)	21	443
Ingles Markets Inc. - Class A	3	101
J&J Snack Foods Corp.	2	306
Lamb Weston Holdings Inc.	4	299
Lancaster Colony Corp.	2	316
McCormick & Co. Inc.	5	848
National Beverage Corp.	1	51
Nomad Foods Limited (b)	17	347
Nu Skin Enterprises, Inc. - Class A	14	598
Performance Food Group Company (b)	24	1,103
Post Holdings Inc. (b)	5	558
PriceSmart Inc.	6	417
Rite Aid Corporation (a) (b)	56	388
Sanderson Farms Inc.	6	864
SpartanNash Co.	8	95
Spectrum Brands Legacy, Inc.	6	318
Sprouts Farmers Market, Inc. (b)	22	425
The Andersons, Inc.	5	109
Tootsie Roll Industries Inc. (a)	1	20
Treehouse Foods, Inc. (b)	12	648
United Natural Foods Inc. (b)	46	531
Universal Corp.	6	354
USANA Health Sciences, Inc. (b)	2	140
Vector Group Ltd.	26	307
Weis Markets Inc.	4	154
		14,663
Energy 3.4%
Antero Resources Corporation (b)	18	53
Apergy Corporation (b)	9	230
Arch Coal, Inc. - Class A (a)	3	202
Archrock, Inc.	27	274
Cabot Oil & Gas Corp.	31	540
Centennial Resource Development, LLC - Class A (b)	26	116
Chesapeake Energy Corp. (a) (b)	18	25
Cimarex Energy Co.	9	442
CNX Resources Corporation (b)	53	384
Continental Resources Inc. (b)	2	50
Delek US Holdings, Inc.	14	501
Diamond Offshore Drilling, Inc. (a) (b)	51	285
Diamondback Energy, Inc.	9	805
Dril-Quip Inc. (b)	10	516
EQT Corporation	54	571
Equitrans Midstream Corp.	16	237
Exterran Trinidad LLC (b)	2	24
Forum Energy Technologies, Inc. (b)	43	66
Green Plains Renewable Energy Inc.	27	281
Gulfport Energy Corp. (b)	60	162
Helix Energy Solutions Group, Inc. (b)	36	286
Kosmos Energy Ltd.	8	47
McDermott International Inc. (a) (b)	72	145
Nabors Industries Ltd	314	587
Oasis Petroleum Inc. (b)	125	432
Oceaneering International Inc. (b)	47	641
Oil States International Inc. (b)	24	322
Parsley Energy Inc. - Class A	22	367
Patterson-UTI Energy Inc.	80	682
PDC Energy, Inc. (b)	11	318
Peabody Energy Corp.	23	335
QEP Resources, Inc.	134	495
Range Resources Corporation (a)	138	527
Reg Biofuels, LLC (b)	12	176
RPC Inc. (a)	19	105
Scorpio Tankers Inc.	4	115
SEACOR Holdings Inc. (b)	1	41
Seadrill Limited (a) (b)	41	86
SemGroup Corporation - Class A	33	542
SM Energy Company	48	463
Superior Energy Services Inc. (b) (d)	117	18
Tidewater Inc. (b)	6	98

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
U.S. Silica Holdings, Inc. (a)	24	232
Unit Corp. (b)	21	70
Whiting Petroleum Corp. (a) (b)	44	357
WPX Energy, Inc. (b)	57	608
		13,859
Total Common Stocks (cost $407,478)		407,641
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	10,434	10,434
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	1,084	1,084
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (g) (h)	110	110
Total Short Term Investments (cost $11,628)		11,628
Total Investments 102.5% (cost $419,106)		419,269
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (2.5)%		(10,294)
Total Net Assets 100.0%		408,986

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	3	December 2019	235	—	(7)
S&P Midcap 400 Index	8	December 2019	1,560	11	(9)
				11	(16)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Consumer Discretionary 15.2%
Aaron's, Inc.	20	1,257
Abercrombie & Fitch Co. - Class A	82	1,287
Adient Public Limited Company	31	712
Adtalem Global Education Inc. (a)	28	1,056
Advance Auto Parts, Inc.	6	945
American Eagle Outfitters, Inc.	170	2,751
Aramark	23	1,016
Asbury Automotive Group, Inc. (a)	14	1,446
AutoNation, Inc. (a)	20	1,018
AutoZone, Inc. (a)	6	6,316
Bed Bath & Beyond Inc. (b)	265	2,816
Best Buy Co., Inc.	79	5,479
Big Lots, Inc.	35	867
Bloomin' Brands, Inc.	35	662
Booking Holdings Inc. (a)	—	862
Bright Horizons Family Solutions Inc. (a)	10	1,540
Brinker International Inc. (b)	83	3,547
Buckle Inc. (b)	46	944
Burlington Stores Inc. (a)	2	342
Caesars Entertainment Corp. (a)	34	392
Caleres Inc.	20	464
Carmax Inc. (a)	7	655
Carter's Inc.	22	1,972
Cheesecake Factory Inc. (b)	47	1,971
Chico's FAS Inc.	184	742
Childrens Place Retail Stores Inc. (b)	4	292
Chipotle Mexican Grill Inc. (a)	6	5,468
Churchill Downs Inc.	7	869
Cooper Tire & Rubber Co.	37	958
Core-Mark Holding Co. Inc.	26	824
Cracker Barrel Old Country Store, Inc. (b)	12	1,906
D.R. Horton, Inc.	16	842
Dana Holding Corp.	58	833
Darden Restaurants Inc.	26	3,092
Deckers Outdoor Corp. (a)	17	2,555
Designer Brands Inc. - Class A (b)	95	1,632
Dick's Sporting Goods Inc.	34	1,405
Dillard's Inc. - Class A (b)	10	653
Dollar General Corp.	93	14,756
Dollar Tree Inc. (a)	21	2,376
Domino's Pizza, Inc.	10	2,395
Dorman Products Inc. (a)	12	955
Dunkin' Brands Group Inc.	20	1,623
eBay Inc.	74	2,883
Expedia Group, Inc.	6	839
Extended Stay America, Inc. - Class B	32	475
Foot Locker Inc.	67	2,912
Ford Motor Co.	1,584	14,512
Fossil Group, Inc. (a) (b)	91	1,136
GameStop Corp. - Class A (b)	107	588
Gap Inc.	177	3,076
General Motors Company	535	20,064
Genesco Inc. (a)	29	1,153
Gentex Corp.	72	1,970
Genuine Parts Co.	19	1,902
G-III Apparel Group, Ltd. (a)	23	581
Goodyear Tire & Rubber Co.	23	325
Graham Holdings Co.	3	1,956
Grand Canyon Education, Inc. (a)	2	219
Group 1 Automotive Inc.	19	1,798
Guess Inc.	52	967
H & R Block, Inc.	90	2,116
HanesBrands Inc.	66	1,004
Harley-Davidson Inc.	26	952
Hasbro Inc.	15	1,772
Helen of Troy Ltd (a)	3	427
Hilton Worldwide Holdings Inc.	22	2,031
Home Depot Inc.	141	32,679
Houghton Mifflin Harcourt Company (a)	59	313
Jack in the Box Inc.	15	1,394
KAR Auction Services, Inc.	53	1,299
KB Home	12	396
Kohl's Corp.	89	4,438
Las Vegas Sands Corp.	40	2,336
La-Z-Boy Inc.	30	1,019
Lear Corp.	8	957
Leggett & Platt Inc.	34	1,379
Lennar Corp. - Class A	13	745
Limited Brands Inc.	56	1,095
Lithia Motors Inc. - Class A	8	1,073
Lowe's Cos. Inc.	102	11,194
Macy's, Inc.	275	4,273
Marriott International Inc. - Class A	6	745
Marriott Vacations Worldwide Corporation	5	484
Mattel Inc. (a) (b)	172	1,963
McDonald's Corporation	183	39,358
MDC Holdings Inc.	27	1,173
Meritage Homes Corporation (a)	14	999
MGM Resorts International	20	561
Murphy USA Inc. (a)	32	2,761
Newell Brands Inc.	49	910
Nike Inc. - Class B	103	9,633
Nordstrom Inc. (b)	74	2,505
NVR, Inc. (a)	1	3,082
Office Depot Inc.	510	895
O'Reilly Automotive, Inc. (a)	17	6,803
Penske Automotive Group, Inc.	10	456
Pool Corporation	11	2,198
Pulte Homes Inc.	52	1,892
Qurate Retail, Inc. - Class A (a)	90	933
Ralph Lauren Corp. - Class A	19	1,816
Regis Corp. (a)	25	513
Rent-A-Center, Inc.	9	242
Ross Stores Inc.	25	2,785
Sally Beauty Holdings, Inc. (a)	145	2,157
Seaworld Entertainment, Inc. (a) (b)	61	1,597
Service Corp. International	28	1,328
ServiceMaster Holding Corporation (a)	24	1,322
Signet Jewelers Limited	28	471
Six Flags Operations Inc.	32	1,626
Skechers U.S.A. Inc. - Class A (a)	9	321
Sleep Number Corporation (a)	17	714
Sonic Automotive, Inc. - Class A	26	828
Sotheby's (a)	10	552
Starbucks Corp.	198	17,532
Steven Madden Ltd.	22	786
Sturm Ruger & Co. Inc.	13	556
Target Corporation	446	47,699
Taylor Morrison Home II Corporation - Class A (a)	28	715
Tempur Sealy International, Inc. (a)	11	818
Texas Roadhouse Inc.	6	331
The Wendy's Company	219	4,383
Thor Industries Inc.	8	454
TJX Cos. Inc.	228	12,705
Toll Brothers Inc.	9	369
Tractor Supply Co.	26	2,308
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,120
Urban Outfitters Inc. (a)	33	926
Vail Resorts, Inc.	4	820
VF Corp.	35	3,081
Visteon Corporation (a)	11	896
Whirlpool Corp.	16	2,531
Williams-Sonoma Inc. (b)	40	2,715
Wyndham Destinations, Inc.	31	1,433
Wynn Resorts Ltd.	3	324
Yum! Brands Inc.	75	8,472
		419,338
Consumer Staples 15.1%
Altria Group, Inc.	134	5,498
Archer-Daniels-Midland Company	301	12,352
Avon Products, Inc. (a)	87	385
Boston Beer Co. Inc. - Class A (a)	4	1,364
Brown-Forman Corp. - Class B	60	3,744
Bunge Limited	110	6,241
Cal-Maine Foods Inc.	22	880

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Campbell Soup Co.	44	2,048
Casey's General Stores Inc.	22	3,591
Church & Dwight Co. Inc.	58	4,356
Clorox Co.	20	3,072
Coca-Cola Co.	779	42,417
Coca-Cola European Partners PLC (c)	23	1,268
Colgate-Palmolive Co.	160	11,748
ConAgra Brands Inc.	46	1,412
Constellation Brands, Inc. - Class A	6	1,350
Costco Wholesale Corporation	98	28,237
Coty Inc. - Class A	12	122
Darling Ingredients Inc. (a)	16	299
Del Monte Fresh Produce Company	21	712
Edgewell Personal Care Colombia S A S (a)	16	511
Estee Lauder Cos. Inc. - Class A	32	6,466
Flowers Foods Inc.	76	1,756
General Mills Inc.	143	7,862
Hershey Co.	27	4,153
Hormel Foods Corp.	48	2,100
Ingles Markets Inc. - Class A	7	278
Ingredion Inc.	9	702
J&J Snack Foods Corp.	3	663
JM Smucker Co.	22	2,450
Kellogg Co.	47	3,018
Keurig Dr Pepper Inc. (b)	46	1,267
Kimberly-Clark Corp.	66	9,387
Lamb Weston Holdings Inc.	17	1,247
Lancaster Colony Corp.	9	1,290
McCormick & Co. Inc.	24	3,819
Mondelez International Inc. - Class A	71	3,912
Monster Beverage 1990 Corporation (a)	31	1,792
Nomad Foods Limited (a)	23	473
Nu Skin Enterprises, Inc. - Class A	39	1,670
PepsiCo Inc.	309	42,432
Performance Food Group Company (a)	51	2,366
Philip Morris International Inc.	301	22,888
Pilgrim's Pride Corporation (a)	—	3
Post Holdings Inc. (a)	6	589
Procter & Gamble Co.	430	53,532
Sanderson Farms Inc.	22	3,292
Spectrum Brands Legacy, Inc.	1	32
Sprouts Farmers Market, Inc. (a)	37	717
Sysco Corp.	99	7,869
The Andersons, Inc.	9	205
The Kroger Co.	607	15,646
Treehouse Foods, Inc. (a)	23	1,283
Tyson Foods Inc. - Class A	66	5,711
United Natural Foods Inc. (a)	43	496
Universal Corp.	13	729
US Foods Holding Corp. (a)	57	2,358
Vector Group Ltd.	37	436
Walgreens Boots Alliance Inc.	42	2,336
Walmart Inc.	580	68,884
Weis Markets Inc.	10	389
		418,105
Information Technology 14.3%
Accenture Public Limited Company - Class A	64	12,367
Ads Alliance Data Systems Inc.	4	468
ADTRAN, Inc.	36	406
Akamai Technologies, Inc. (a)	12	1,099
Amdocs Limited	20	1,318
Analog Devices, Inc.	18	1,999
Anixter International Inc. (a)	15	1,062
ANSYS, Inc. (a)	7	1,604
Apple Inc.	141	31,576
Applied Materials, Inc.	78	3,912
Arrow Electronics, Inc. (a)	28	2,097
Aspen Technology, Inc. (a)	7	883
Automatic Data Processing, Inc.	34	5,480
Avnet, Inc.	71	3,140
Benchmark Electronics, Inc.	30	861
Black Knight, Inc. (a)	10	619
Booz Allen Hamilton Holding Corporation - Class A	83	5,875
Broadcom Inc.	20	5,403
Broadridge Financial Solutions, Inc.	14	1,771
CACI International Inc. - Class A (a)	12	2,859
Cadence Design Systems Inc. (a)	43	2,849
CDK Global, Inc.	12	585
CDW Corp.	29	3,547
Ciena Corp. (a)	13	496
Cirrus Logic Inc. (a)	14	749
Conduent Inc. (a)	109	678
Corning Inc.	419	11,936
Cree, Inc. (a)	54	2,668
Cypress Semiconductor Corp.	25	593
Dolby Laboratories, Inc.	10	623
Entegris, Inc.	9	438
EPAM Systems, Inc. (a)	4	785
Euronet Worldwide Inc. (a)	4	601
F5 Networks Inc. (a)	2	239
Fair Isaac Corp. (a)	6	1,682
Fidelity National Information Services, Inc.	36	4,805
First Solar Inc. (a)	5	292
Fiserv Inc. (a)	63	6,491
FleetCor Technologies Inc. (a)	7	1,871
FLIR Systems Inc.	20	1,058
Gartner Inc. (a)	5	751
Genpact Limited	79	3,050
Global Payments Inc.	31	4,871
Hewlett Packard Enterprise Company	335	5,076
HP Inc.	155	2,932
IHS Markit Ltd. (a)	32	2,115
Insight Enterprises, Inc. (a)	25	1,408
International Business Machines Corp.	370	53,735
Intuit Inc.	28	7,505
Jabil Inc.	46	1,632
Jack Henry & Associates Inc.	17	2,444
Juniper Networks, Inc.	93	2,310
KBR, Inc.	112	2,758
Keysight Technologies, Inc. (a)	15	1,498
KLA-Tencor Corp.	22	3,441
Lam Research Corp.	12	2,783
Leidos Holdings Inc.	6	543
Manhattan Associates Inc. (a)	14	1,143
Mantech International Corp. - Class A	12	838
Marvell Technology Group Ltd	29	720
MasterCard Incorporated - Class A	82	22,299
MAXIMUS Inc.	10	777
Microchip Technology Incorporated	11	1,014
Microsoft Corp.	199	27,693
Motorola Solutions Inc.	89	15,240
NCR Corporation (a)	23	721
NetScout Systems, Inc. (a)	27	614
Nuance Communications, Inc. (a)	18	288
Paychex Inc.	56	4,612
Paypal Holdings, Inc. (a)	55	5,738
Perspecta Inc.	9	243
Plantronics Inc.	11	421
Plexus Corp. (a)	12	763
Qualcomm Incorporated	232	17,667
Sabre Corporation	28	622
Sanmina Corp. (a)	35	1,108
ScanSource Inc. (a)	11	350
Science Applications International Corp.	9	830
Seagate Technology Public Limited Company	196	10,543
Silicon Laboratories Inc. (a)	3	314
Skyworks Solutions, Inc.	6	487
Sykes Enterprises Inc. (a)	11	329
Symantec Corp.	35	825
SYNNEX Corporation	9	1,009
Synopsys Inc. (a)	12	1,683
Tech Data Corp. (a)	25	2,587
Teradata Corporation (a)	24	743
Teradyne Inc.	17	999
Texas Instruments Incorporated	116	15,043
ViaSat, Inc. (a)	4	267
Visa Inc. - Class A	129	22,120
Vishay Intertechnology Inc.	55	930
Western Digital Corp.	29	1,742

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Western Union Co.	61	1,419
Xilinx Inc.	33	3,197
Zebra Technologies Corp. - Class A (a)	4	907
		395,482
Industrials 9.8%
3M Company	55	9,053
AAR Corp.	18	761
ABM Industries Incorporated	30	1,081
Actuant Corporation - Class A	21	450
Acuity Brands, Inc.	5	653
Advanced Disposal Services, Inc. (a)	13	421
AECOM (a)	33	1,252
AGCO Corporation	21	1,557
Aircastle Limited	26	578
Allegiant Travel Company (b)	4	561
Allison Systems, Inc.	34	1,612
AMERCO	2	800
American Airlines Group Inc.	104	2,794
AMETEK, Inc.	11	988
AO Smith Corp.	17	796
Applied Industrial Technologies, Inc.	12	696
Arcbest Corporation	20	609
Arconic Inc.	15	383
Arcosa, Inc.	10	349
Armstrong World Industries, Inc.	13	1,305
Atlas Air Worldwide Holdings, Inc. (a)	13	331
Avis Budget Group, Inc. (a)	55	1,545
Brady Corp. - Class A	7	348
Brink's Co.	3	267
BWXT Government Group, Inc.	22	1,257
C.H. Robinson Worldwide, Inc.	37	3,104
Carlisle Cos. Inc.	5	672
Cintas Corp.	17	4,435
Clean Harbors Inc. (a)	3	264
Copart Inc. (a)	63	5,040
CoStar Group, Inc. (a)	3	1,755
Covanta Holding Corporation	48	828
Crane Co.	7	540
CSX Corp.	34	2,368
Cummins Inc.	27	4,433
Curtiss-Wright Corp.	6	737
Deere & Co.	31	5,148
Delta Air Lines Inc.	19	1,079
Deluxe Corp.	12	574
Donaldson Co. Inc.	26	1,354
Dover Corp.	8	755
EMCOR Group, Inc.	4	314
Emerson Electric Co.	63	4,234
Encore Wire Corp.	7	396
Expeditors International of Washington Inc.	34	2,538
Fastenal Co.	79	2,579
Fluor Corp.	72	1,369
Fortive Corporation	7	457
Fortune Brands Home & Security, Inc.	6	306
Franklin Electric Co. Inc.	9	429
FTI Consulting Inc. (a)	21	2,270
Gardner Denver Investments, Inc. (a)	8	224
GATX Corp.	18	1,387
Generac Holdings Inc. (a)	19	1,478
General Dynamics Corp.	31	5,630
Genesee & Wyoming Inc. - Class A (a)	5	504
Graco Inc.	19	875
Greenbrier Cos. Inc.	32	975
Hawaiian Holdings Inc.	12	323
HD Supply Holdings, Inc (a)	25	965
Healthcare Services Group Inc. (b)	18	449
HEICO Corp.	8	997
Herman Miller Inc.	20	943
Hertz Global Holdings, Inc. (a)	90	1,245
Hexcel Corp.	21	1,740
HNI Corp.	16	583
HUB Group Inc. - Class A (a)	19	885
Hubbell Inc.	7	949
Hyster-Yale Materials Handling Inc. - Class A	5	285
IDEX Corporation	7	1,209
Illinois Tool Works Inc.	46	7,187
Ingersoll-Rand Public Limited Company	13	1,568
ITT Industries Holdings, Inc.	15	933
Jacobs Engineering Group Inc.	40	3,628
JB Hunt Transport Services Inc.	12	1,353
JetBlue Airways Corp. (a)	36	602
Johnson Controls International Public Limited Company	43	1,873
Kaman Corp.	7	420
Kansas City Southern	4	594
Kelly Services Inc. - Class A	15	357
L3Harris Technologies, Inc.	22	4,515
Landstar System Inc.	9	1,043
Lennox International Inc.	10	2,359
Lincoln Electric Holdings Inc.	17	1,476
Lockheed Martin Corporation	43	16,902
Macquarie Infrastructure Corporation	52	2,055
ManpowerGroup Inc.	23	1,945
Masco Corp.	58	2,433
Masonite International Corp. (a)	7	384
MasTec Inc. (a)	4	261
Moog Inc. - Class A	11	902
MRC Global Inc. (a)	48	579
MSA Safety Inc.	5	496
MSC Industrial Direct Co. - Class A	26	1,874
Mueller Industries Inc.	24	682
Nielsen Holdings plc	13	287
Nordson Corp.	7	1,012
Northrop Grumman Systems Corp.	35	13,282
Now, Inc. (a)	77	882
Old Dominion Freight Line Inc.	5	808
Oshkosh Corp.	3	231
Owens Corning Inc.	10	623
PACCAR Inc.	18	1,262
Parker Hannifin Corp.	5	835
Pitney Bowes Inc.	185	847
Quanta Services, Inc.	37	1,394
Raytheon Co.	28	5,433
Republic Services Inc.	30	2,601
Robert Half International Inc.	20	1,139
Rockwell Automation Inc.	9	1,566
Rollins Inc.	24	823
Roper Industries Inc.	5	1,924
Rush Enterprises Inc. - Class A	17	664
Ryder System, Inc.	3	176
SkyWest Inc.	20	1,120
Southwest Airlines Co.	8	452
SPX Flow, Inc. (a)	10	397
Steelcase Inc. - Class A	43	796
Stericycle Inc. (a) (b)	13	675
Teledyne Technologies Inc. (a)	6	2,034
Terex Corp.	50	1,301
Tetra Tech, Inc.	3	281
The Boeing Company	34	12,974
Timken Co.	34	1,465
Toro Co.	30	2,223
TransDigm Group Inc.	8	4,041
Trinity Industries Inc.	27	540
Triumph Group Inc.	31	707
TrueBlue, Inc. (a)	14	301
Tutor Perini Corp. (a)	27	383
Union Pacific Corp.	55	8,902
United Parcel Service Inc. - Class B	113	13,550
United Rentals Inc. (a)	3	404
Universal Forest Products Inc.	27	1,097
Verisk Analytics, Inc.	30	4,757
Wabash National Corp.	35	509
WABCO Holdings Inc. (a)	12	1,585
Waste Connections, Inc. (c)	20	1,845
Waste Management, Inc.	55	6,272
Watsco Inc.	10	1,764
Werner Enterprises Inc.	15	515
WESCO International, Inc. (a)	33	1,594
Woodward Governor Co.	5	504

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
WW Grainger Inc.	13	3,925
Xylem Inc.	16	1,283
		270,477
Health Care 9.7%
Abbott Laboratories	88	7,340
AbbVie Inc.	95	7,158
AmerisourceBergen Corporation	6	524
Anthem, Inc.	49	11,877
Baxter International Inc.	75	6,562
Becton, Dickinson and Company	11	2,724
Biogen Inc. (a)	8	1,754
Bio-Rad Laboratories, Inc. - Class A (a)	2	762
Boston Scientific Corp. (a)	68	2,784
Brookdale Senior Living Inc. (a)	111	842
Bruker Corp.	20	882
Cardinal Health, Inc.	112	5,269
Catalent Inc. (a)	20	948
Celgene Corp. (a)	74	7,305
Cerner Corp.	19	1,329
Chemed Corporation	6	2,563
Cigna Corp.	4	625
Cooper Cos. Inc.	8	2,426
CVS Health Corporation	665	41,960
Danaher Corporation	67	9,680
DaVita Inc. (a)	19	1,108
Dentsply Sirona Inc.	27	1,429
Edwards Lifesciences Corporation (a)	16	3,564
Eli Lilly & Co.	44	4,939
Encompass Health Corporation	12	787
Gilead Sciences Inc.	174	11,021
HCA Healthcare, Inc.	34	4,040
Henry Schein Inc. (a)	22	1,373
Herbalife Nutrition Ltd. (a)	20	775
Hill-Rom Holdings Inc.	5	577
Hologic Inc. (a)	22	1,106
Humana Inc.	20	5,001
Incyte Corporation (a)	15	1,093
Intuitive Surgical, Inc. (a)	3	1,711
IQVIA Inc. (a)	14	2,033
Johnson & Johnson	234	30,248
Laboratory Corporation of America Holdings (a)	8	1,299
Magellan Health Services Inc. (a)	16	976
Masimo Corp. (a)	8	1,260
McKesson Corporation	52	7,059
Mednax, Inc. (a)	29	646
Merck & Co., Inc.	340	28,595
Mettler-Toledo International Inc. (a)	4	2,942
Myriad Genetics, Inc. (a)	50	1,421
Patterson Cos. Inc. (b)	62	1,097
Pfizer Inc.	154	5,540
Premier Healthcare Solutions, Inc. - Class A (a)	15	420
Quest Diagnostics Incorporated	19	2,082
ResMed Inc.	25	3,422
Select Medical Holdings Corporation (a)	33	555
Stryker Corp.	20	4,280
Syneos Health, Inc. - Class A (a)	7	367
Teleflex Inc.	7	2,329
Tenet Healthcare Corporation (a)	132	2,926
Thermo Fisher Scientific Inc.	20	5,775
United Therapeutics Corporation (a)	11	911
Universal Health Services Inc. - Class B	4	631
Varian Medical Systems, Inc. (a)	3	380
Waters Corp. (a)	2	447
West Pharmaceutical Services Inc.	6	850
Zimmer Biomet Holdings, Inc.	11	1,489
Zoetis Inc. - Class A	31	3,911
		267,729
Financials 8.6%
Affiliated Managers Group, Inc.	5	433
AFLAC Incorporated	151	7,882
Alleghany Corporation (a)	2	1,996
Ally Financial Inc.	184	6,116
Ambac Financial Group, Inc. (a)	24	467
American Express Company	32	3,731
American Financial Group, Inc.	8	915
American International Group, Inc.	402	22,388
American National Insurance Company	4	545
Annaly Capital Management, Inc.	178	1,565
Aon PLC - Class A	26	4,980
Arthur J Gallagher & Co.	22	1,953
Assurant, Inc.	27	3,364
Blackstone Mortgage Trust, Inc. - Class A (b)	29	1,043
Brighthouse Financial, Inc. (a)	23	928
Brown & Brown Inc.	53	1,916
Cannae Holdings, Inc. (a)	15	417
Capital One Financial Corporation	87	7,929
Capitol Federal Financial	28	384
Chubb Limited	62	9,962
Cincinnati Financial Corp.	24	2,746
CIT Group Inc.	29	1,327
CME Group Inc.	37	7,923
CNO Financial Group, Inc.	56	882
Cohen & Steers, Inc.	5	286
Discover Financial Services	50	4,030
Eaton Vance Corp.	16	713
Erie Indemnity Company - Class A	7	1,236
Essent Group Ltd.	6	269
Evercore Inc. - Class A	4	289
FactSet Research Systems Inc.	7	1,666
Federated Investors Inc. - Class B	29	943
Fidelity National Financial, Inc.	34	1,523
First American Financial Corporation	33	1,950
First Republic Bank	14	1,315
FirstCash, Inc.	8	750
Franklin Resources Inc.	112	3,246
Genworth Financial, Inc. - Class A (a)	275	1,211
Globe Life Inc.	4	410
Hanover Insurance Group Inc.	11	1,464
Intercontinental Exchange, Inc.	53	4,858
Invesco Ltd.	21	354
Jefferies Financial Group Inc.	15	268
Kemper Corp.	16	1,255
Ladder Capital Corp - Class A	37	638
Legg Mason Inc.	39	1,473
Lincoln National Corp.	38	2,301
Loews Corp.	94	4,865
LPL Financial Holdings Inc.	37	3,005
Markel Corp. (a)	1	1,176
MarketAxess Holdings Inc.	5	1,478
Marsh & McLennan Cos. Inc.	98	9,803
MBIA Inc. (a)	69	634
Mercury General Corp.	18	1,010
MetLife, Inc.	119	5,613
MFA Financial, Inc.	124	914
MGIC Investment Corp.	37	467
Moody's Corp.	12	2,483
Morningstar Inc.	6	944
MSCI Inc.	15	3,377
NASDAQ Inc.	12	1,222
Navient Corporation	142	1,812
Nelnet, Inc. - Class A	4	266
New York Community Bancorp Inc.	41	520
Northwest Bancshares Inc.	20	328
Old Republic International Corp.	41	969
ProAssurance Corporation	26	1,045
Progressive Corp.	84	6,491
Radian Group Inc.	13	296
Reinsurance Group of America Inc.	3	426
RLI Corp.	8	713
S&P Global Inc.	21	5,263
Santander Consumer USA Holdings Inc.	47	1,187
SEI Investments Co.	19	1,141
Selective Insurance Group Inc.	5	359
Stewart Information Services Corp.	12	466
Synchrony Financial	30	1,027
T. Rowe Price Group, Inc.	25	2,863
The Allstate Corporation	88	9,589
The Goldman Sachs Group, Inc.	18	3,639
The Hartford Financial Services Group, Inc.	17	1,034

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
The PRA Group, Inc. (a)	14	489
The Travelers Companies, Inc.	121	17,976
Two Harbors Investment Corp.	137	1,805
U.S. Bancorp	71	3,956
United Bankshares Inc.	8	311
Voya Financial Inc.	61	3,334
W. R. Berkley Corporation	26	1,869
Waddell & Reed Financial Inc. - Class A (b) (c)	77	1,321
White Mountains Insurance Group Ltd	1	1,610
Willis Towers Watson Public Limited Company	12	2,273
World Acceptance Corp. (a)	8	1,024
		236,633
Communication Services 8.4%
Altice USA, Inc. - Class A (a)	19	534
AMC Entertainment Holdings, Inc. - Class A (b)	33	358
AMC Networks, Inc. - Class A (a)	9	430
AT&T Inc.	933	35,311
Cable One, Inc.	1	1,634
CBS Corporation - Class B	136	5,481
CenturyLink Inc.	474	5,913
Charter Communications, Inc. - Class A (a)	8	3,245
Cinemark Holdings, Inc.	39	1,496
Comcast Corporation - Class A	228	10,259
Discovery, Inc. - Class A (a) (b)	29	777
Dish Network Corporation - Class A (a)	9	315
Electronic Arts Inc. (a)	2	228
Facebook, Inc. - Class A (a)	118	21,033
Gannett Co., Inc.	113	1,209
IAC/InterActiveCorp (a)	6	1,390
Interpublic Group of Cos. Inc.	82	1,761
Liberty Broadband Corp. - Class C (a)	18	1,905
Liberty Media Corp. - Class C (a)	16	658
Liberty SiriusXM Group - Class C (a)	109	4,560
Live Nation Inc. (a)	11	760
New York Times Co. - Class A	13	383
News Corporation - Class A	171	2,381
Nexstar Media Group, Inc. - Class A	4	376
Omnicom Group Inc.	54	4,219
Scholastic Corp.	14	526
Sinclair Broadcast Group Inc. - Class A	17	740
Sirius XM Holdings Inc. (b)	80	498
Snap Inc. - Class A (a)	50	785
Sprint Corporation (a)	125	771
TEGNA Inc.	107	1,659
Telephone & Data Systems Inc.	44	1,133
The Madison Square Garden Company - Class A (a)	2	558
T-Mobile US Inc. (a)	16	1,287
Twitter, Inc. (a)	58	2,375
US Cellular Corp. (a)	9	347
VeriSign, Inc. (a)	16	3,062
Verizon Communications Inc.	1,117	67,416
Viacom Inc. - Class B	265	6,357
Walt Disney Co.	284	37,029
Zynga Inc. - Class A (a)	70	408
		231,567
Real Estate 6.8%
Acadia Realty Trust	22	629
AGNC Investment Corp.	62	1,000
Alexandria Real Estate Equities, Inc.	20	3,049
American Campus Communities, Inc.	37	1,799
American Homes 4 Rent - Class A	53	1,378
American Tower Corporation	35	7,694
Apartment Investment and Management Company - Class A	36	1,852
Apollo Commercial Real Estate Finance, Inc.	34	655
Apple Hospitality REIT, Inc.	68	1,124
AvalonBay Communities, Inc.	16	3,504
Boston Properties Inc.	19	2,524
Brandywine Realty Trust	46	695
Brixmor Property Group Inc.	100	2,021
Camden Property Trust	21	2,278
CBRE Group, Inc. - Class A (a)	15	774
Chimera Investment Corporation	127	2,478
Colony Capital, Inc. - Class A	269	1,619
Columbia Property Trust Inc.	51	1,081
CoreCivic, Inc.	65	1,122
Corporate Office Properties Trust	22	660
Crown Castle International Corp.	39	5,478
CubeSmart	37	1,304
Cyrusone LLC	17	1,324
Digital Realty Trust Inc.	22	2,895
Douglas Emmett, Inc.	31	1,323
Duke Realty Corp.	77	2,602
EastGroup Properties Inc.	4	506
EPR Properties	17	1,318
Equinix, Inc.	6	3,577
Equity Commonwealth	35	1,192
Equity Lifestyle Properties, Inc.	14	1,816
Equity Residential	84	7,271
Essex Property Trust Inc.	7	2,179
Extra Space Storage Inc.	20	2,307
Federal Realty Investment Trust	14	1,974
First Industrial Realty Trust, Inc.	22	870
Gaming and Leisure Properties, Inc.	40	1,519
HCP, Inc.	84	3,008
Healthcare Realty Trust Inc.	31	1,044
Healthcare Trust of America, Inc. - Class A	44	1,299
Highwoods Properties Inc.	18	829
Hudson Pacific Properties Inc.	24	787
Invesco Mortgage Capital Inc.	95	1,458
Invitation Homes Inc.	53	1,576
Iron Mountain Incorporated	35	1,123
JBG Smith Properties	10	393
Kilroy Realty Corporation	14	1,107
KiMcO Realty Corporation	132	2,752
Kite Realty Naperville, LLC	44	705
Lamar Advertising Co. - Class A	29	2,353
Lexington Realty Trust	86	885
Liberty Property Trust	38	1,943
Life Storage Inc.	10	1,041
Macerich Co.	33	1,028
Mack-Cali Realty Corp.	35	762
Medical Properties Trust, Inc.	95	1,856
MGM Growth Properties LLC - Class A	12	370
Mid-America Apartment Communities, Inc.	11	1,428
National Health Investors, Inc.	9	708
National Retail Properties Inc.	34	1,916
New Residential Investment Corp.	89	1,390
New York Mortgage Trust Inc.	77	468
Omega Healthcare Investors Inc.	55	2,280
OUTFRONT Media Inc.	85	2,375
Paramount Group, Inc.	61	814
Park Hotels & Resorts Inc.	48	1,193
PennyMac Mortgage Investment Trust	82	1,832
Physicians Realty Trust	36	631
Piedmont Office Realty Trust Inc. - Class A	71	1,485
ProLogis Inc.	64	5,442
PS Business Parks, Inc.	6	1,147
Public Storage	21	5,080
Rayonier Inc.	31	876
Realty Income Corp.	32	2,458
Redwood Trust Inc.	65	1,069
Regency Centers Corp.	32	2,217
Retail Opportunity Investments Corp.	20	361
Retail Properties of America, Inc. - Class A	97	1,201
RLJ III-EM Columbus Lessee, LLC	17	286
Ryman Hospitality Properties, Inc.	8	617
Sabra Health Care REIT, Inc.	41	934
SBA Communications Corporation	11	2,735
Senior Housing Properties Trust	142	1,311
Service Properties Trust	71	1,822
Simon Property Group Inc.	35	5,510
SITE Centers Corp.	90	1,353
SL Green Realty Corp.	11	909
Spirit Realty Capital, Inc.	32	1,547
STAG Industrial, Inc.	16	462
Starwood Property Trust, Inc.	82	1,975
STORE Capital Corp.	39	1,452

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Sun Communities Inc.	14	2,111
Tanger Factory Outlet Centers Inc. (b)	25	395
Taubman Centers Inc.	13	513
UDR Inc.	57	2,753
Ventas, Inc.	58	4,272
VEREIT, Inc.	202	1,974
VICI Properties Inc.	34	766
Vornado Realty Trust	15	945
W.P. Carey Inc.	32	2,864
Washington Prime Group, L.P. (b)	168	694
Washington REIT	17	454
Weingarten Realty Investors	25	738
Welltower Inc.	63	5,747
Weyerhaeuser Co.	34	945
Xenia Hotels & Resorts Inc.	46	980
		187,145
Energy 5.6%
Apache Corporation	21	540
Arch Coal, Inc. - Class A	3	240
Archrock, Inc.	46	460
Baker Hughes, a GE Company, LLC - Class A	34	795
Chevron Corp.	245	29,066
CNX Resources Corporation (a)	49	354
ConocoPhillips	259	14,751
CVR Energy, Inc.	6	254
Diamond Offshore Drilling, Inc. (a) (b)	22	120
Dril-Quip Inc. (a)	29	1,472
Exxon Mobil Corporation	386	27,224
Green Plains Renewable Energy Inc.	40	419
Helix Energy Solutions Group, Inc. (a)	61	491
Helmerich & Payne Inc.	11	460
Hess Corporation	107	6,478
HollyFrontier Corp.	129	6,907
Kinder Morgan, Inc.	214	4,421
Marathon Oil Corp.	224	2,752
Marathon Petroleum Corporation	169	10,242
Murphy Oil Corp.	72	1,582
Nabors Industries Ltd	120	225
National Oilwell Varco Inc.	180	3,817
Oceaneering International Inc. (a)	93	1,257
Oil States International Inc. (a)	37	494
ONEOK Inc.	29	2,147
Patterson-UTI Energy Inc.	43	372
PBF Energy Inc. - Class A	47	1,266
Peabody Energy Corp.	25	365
Phillips 66	153	15,702
QEP Resources, Inc.	165	609
SM Energy Company	70	677
Transocean Ltd. (a)	142	633
Valaris PLC - Class A (b) (c)	21	99
Valero Energy Corporation	181	15,418
Whiting Petroleum Corp. (a) (b)	67	536
World Fuel Services Corp.	44	1,773
		154,418
Materials 3.1%
Air Products and Chemicals, Inc.	11	2,373
Alcoa Corporation (a)	67	1,346
Allegheny Technologies Incorporated (a)	37	744
AptarGroup, Inc.	21	2,474
Avery Dennison Corporation	13	1,435
Axalta Coating Systems Ltd. (a)	18	544
Ball Corporation	27	1,961
Boise Cascade Company	21	690
Carpenter Technology Corp.	18	927
Celanese Corp. - Class A	9	1,050
CF Industries Holdings Inc.	32	1,556
Cleveland-Cliffs Inc. (b)	201	1,451
Commercial Metals Co.	84	1,461
Compass Minerals International, Inc.	10	576
Crown Holdings Inc. (a)	31	2,050
Domtar Corp. (c)	38	1,364
Ecolab Inc.	29	5,845
FMC Corp.	9	831
Freeport-McMoRan Inc. - Class B	70	672
Graphic Packaging Holding Co.	66	973
Greif Inc. - Class A	7	259
Innospec Inc.	6	513
International Flavors & Fragrances Inc. (b)	12	1,507
Kaiser Aluminum Corp.	9	908
Linde Public Limited Company	28	5,401
LyondellBasell Industries N.V. - Class A	186	16,599
Martin Marietta Materials Inc.	3	780
Materion Corp.	10	638
MOS Holdings Inc.	195	3,996
NewMarket Corp.	4	2,048
Newmont Goldcorp Corporation (c)	39	1,485
PolyOne Corporation	21	696
PPG Industries Inc.	32	3,817
Reliance Steel & Aluminum Co.	25	2,466
Royal Gold Inc.	5	568
RPM International Inc.	18	1,253
Schnitzer Steel Industries Inc. - Class A	19	397
Schweitzer-Mauduit International Inc.	13	471
Scotts Miracle-Gro Co. - Class A	16	1,607
Sealed Air Corporation	30	1,246
Sensient Technologies Corporation	12	796
Sherwin-Williams Co.	4	2,195
Silgan Holdings Inc.	42	1,258
Sonoco Products Co.	45	2,640
Ternium SA - ADR	11	202
Vulcan Materials Co.	10	1,522
W. R. Grace & Co.	13	882
Warrior Met Coal, Inc.	38	738
		87,211
Utilities 3.1%
ALLETE, Inc.	4	369
Alliant Energy Corporation	13	676
Ameren Corporation	13	1,034
American Electric Power Company, Inc.	24	2,239
American Water Works Company, Inc.	10	1,186
Aqua America, Inc.	15	682
Atmos Energy Corporation	10	1,086
AVANGRID, Inc.	1	78
Black Hills Corporation	5	379
CenterPoint Energy, Inc.	26	800
CMS Energy Corp.	15	955
Consolidated Edison Inc.	17	1,609
Dominion Energy, Inc.	39	3,201
DTE Energy Company	10	1,277
Duke Energy Corporation	36	3,460
Edison International	17	1,286
Entergy Corporation	42	4,905
Evergy, Inc.	18	1,177
Eversource Energy	17	1,436
Exelon Corporation	281	13,570
FirstEnergy Corp.	64	3,087
Hawaiian Electric Industries Inc.	32	1,450
IDACORP Inc.	4	465
New Jersey Resources Corp.	7	328
NextEra Energy, Inc.	24	5,665
NiSource Inc.	27	816
NorthWestern Corp.	4	307
OGE Energy Corp.	16	746
One Gas, Inc.	4	410
Pinnacle West Capital Corp.	6	575
PNM Resources, Inc.	6	338
Portland General Electric Co.	7	413
PPL Corporation	88	2,773
Public Service Enterprise Group Inc.	27	1,659
Sempra Energy	13	1,930
Southwest Gas Corp.	4	378
Spire, Inc.	4	354
The AES Corporation	430	7,024
The Southern Company	136	8,402
Vistra Energy Corp.	121	3,225
WEC Energy Group Inc.	17	1,587

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Xcel Energy Inc.	27	1,766
		85,103
Total Common Stocks (cost $2,620,493)		2,753,208
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	24,830	24,830
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	6,286	6,286
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	650	648
Total Short Term Investments (cost $31,764)		31,764
Total Investments 100.9% (cost $2,652,257)		2,784,972
Other Derivative Instruments 0.0%		68
Other Assets and Liabilities, Net (0.9)%		(24,053)
Total Net Assets 100.0%		2,760,987

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	63	December 2019	9,455	47	(73)
S&P Midcap 400 Index	16	December 2019	3,151	21	(50)
				68	(123)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.7%
Information Technology 39.4%
Accenture Public Limited Company - Class A	467	89,896
Apple Inc.	138	30,964
Applied Materials, Inc.	699	34,881
Automatic Data Processing, Inc.	519	83,755
Citrix Systems Inc.	799	77,077
F5 Networks Inc. (a)	532	74,704
Intuit Inc.	328	87,212
Jack Henry & Associates Inc. (b)	199	29,086
Lam Research Corp.	315	72,873
MasterCard Incorporated - Class A	128	34,818
NetApp, Inc. (b)	1,393	73,161
NVIDIA Corporation	160	27,918
Paychex Inc. (b)	1,062	87,912
Qualcomm Incorporated	371	28,300
Skyworks Solutions, Inc.	708	56,093
Texas Instruments Incorporated	743	95,970
		984,620
Consumer Discretionary 23.0%
Best Buy Co., Inc.	1,238	85,427
Booking Holdings Inc. (a) (b)	15	28,799
Gap Inc. (b)	2,010	34,898
H & R Block, Inc. (b)	2,143	50,606
Nike Inc. - Class B	995	93,406
Nordstrom Inc. (b)	1,061	35,708
Ross Stores Inc.	847	93,026
TJX Cos. Inc.	1,051	58,599
Tractor Supply Co.	553	50,007
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	172	42,983
		573,459
Industrials 22.6%
3M Company (b)	130	21,422
Copart Inc. (a)	383	30,751
Expeditors International of Washington Inc.	695	51,652
Fastenal Co.	1,786	58,336
Huntington Ingalls Industries Inc.	126	26,728
Illinois Tool Works Inc. (b)	372	58,178
JB Hunt Transport Services Inc.	266	29,462
Robert Half International Inc. (b)	1,346	74,921
Rockwell Automation Inc. (b)	485	80,002
Rollins Inc. (b)	1,275	43,433
United Parcel Service Inc. - Class B	484	57,937
WW Grainger Inc.	105	31,338
		564,160
Health Care 7.9%
Align Technology, Inc. (a)	270	48,841
Biogen Inc. (a)	131	30,574
Mettler-Toledo International Inc. (a)	124	87,024
Waters Corp. (a) (b)	136	30,400
		196,839
Consumer Staples 6.8%
Clorox Co. (b)	506	76,894
Estee Lauder Cos. Inc. - Class A	146	28,991
Hershey Co.	421	65,193
		171,078
Total Common Stocks (cost $2,219,034)		2,490,156
SHORT TERM INVESTMENTS 6.3%
Securities Lending Collateral 5.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	84,241	84,241
Repurchase Agreement with CIT, 2.88% (Collateralized by various publicly traded equities with a value of $49,500) acquired on 11/29/17, due 12/31/19 at $47,412	45,000	45,000
Repurchase Agreement with MSC, 2.81% (Collateralized by various publicly traded equities with a value of $13,751) acquired on 03/22/19, due 10/16/19 at $12,687	12,500	12,500
		141,741
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	14,699	14,699
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	505	503
Total Short Term Investments (cost $156,943)		156,943
Total Investments 106.0% (cost $2,375,977)		2,647,099
Other Derivative Instruments 0.0%		46
Other Assets and Liabilities, Net (6.0)%		(148,756)
Total Net Assets 100.0%		2,498,389

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	62	December 2019	9,305	46	(72)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.3%
Real Estate 9.7%
KiMcO Realty Corporation (a)	8,131	169,778
Simon Property Group Inc. (a)	325	50,627
Ventas, Inc. (a)	2,134	155,827
Welltower Inc.	1,272	115,275
		491,507
Utilities 9.5%
Consolidated Edison Inc.	1,146	108,261
Duke Energy Corporation	1,567	150,178
PPL Corporation	1,639	51,625
The Southern Company (a)	2,750	169,882
		479,946
Information Technology 9.4%
Cisco Systems, Inc.	2,026	100,090
International Business Machines Corp. (a)	1,069	155,527
Maxim Integrated Products, Inc.	1,726	99,940
Texas Instruments Incorporated	906	117,080
		472,637
Consumer Discretionary 9.2%
Carnival Plc (a)	1,099	48,038
Harley-Davidson Inc. (a)	3,868	139,142
Leggett & Platt Inc. (a)	1,236	50,609
Nordstrom Inc. (a)	2,636	88,769
Target Corporation	1,296	138,519
		465,077
Communication Services 9.0%
Comcast Corporation - Class A	3,489	157,295
Omnicom Group Inc. (a)	1,856	145,297
Walt Disney Co.	1,168	152,164
		454,756
Materials 9.0%
Air Products and Chemicals, Inc.	761	168,868
Linde Public Limited Company	555	107,446
Nucor Corp. (a)	2,527	128,641
PPG Industries Inc.	407	48,255
		453,210
Consumer Staples 9.0%
Altria Group, Inc.	878	35,900
Archer-Daniels-Midland Company (a)	2,346	96,343
Coca-Cola Co.	1,951	106,197
Kimberly-Clark Corp.	1,145	162,604
Philip Morris International Inc.	672	51,026
		452,070
Industrials 8.9%
3M Company (a)	300	49,248
Cummins Inc.	611	99,460
Eaton Corporation Public Limited Company (a)	600	49,903
PACCAR Inc.	2,174	152,225
United Parcel Service Inc. - Class B	825	98,857
		449,693
Energy 8.8%
Exxon Mobil Corporation (a)	1,881	132,807
ONEOK Inc.	2,161	159,232
Valero Energy Corporation	1,796	153,097
		445,136
Financials 8.8%
Invesco Ltd. (a)	3,086	52,271
MetLife, Inc.	2,071	97,664
People's United Financial Inc. (a)	8,754	136,869
Principal Financial Group, Inc.	1,832	104,676
Wells Fargo & Co.	1,040	52,471
		443,951
Health Care 8.0%
Amgen Inc.	700	135,418
Cardinal Health, Inc. (a)	2,827	133,414
Johnson & Johnson	1,034	133,810
		402,642
Total Common Stocks (cost $4,723,927)		5,010,625
SHORT TERM INVESTMENTS 5.5%
Securities Lending Collateral 4.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	140,253	140,253
Repurchase Agreement with CIT, 2.88% (Collateralized by various publicly traded equities with a value of $99,000) acquired on 11/29/17, due 12/31/19 at $94,874	90,000	90,000
Repurchase Agreement with MSC, 2.81% (Collateralized by various publicly traded equities with a value of $13,751) acquired on 03/22/19, due 10/16/19 at $12,687	12,500	12,500
		242,753
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	29,482	29,482
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (d) (e)	2,125	2,118
Total Short Term Investments (cost $274,352)		274,353
Total Investments 104.8% (cost $4,998,279)		5,284,978
Other Derivative Instruments 0.0%		197
Other Assets and Liabilities, Net (4.8)%		(240,328)
Total Net Assets 100.0%		5,044,847

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	264	December 2019	39,621	197	(305)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund
COMMON STOCKS 98.9%
Japan 23.3%
Aisin Seiki Co. Ltd.	8	256
Amada Co. Ltd.	30	322
Bridgestone Corp.	9	361
Canon Inc.	13	336
Honda Motor Co. Ltd.	13	330
ITOCHU Corp.	20	420
Japan Retail Fund Investment Corp.	—	252
Japan Tobacco Inc.	14	309
JFE Holdings Inc.	21	249
JS Group Corp.	23	411
JXTG Holdings, Inc.	77	351
KDDI Corp.	15	394
Kobe Steel Ltd.	40	217
Marubeni Corp.	51	338
Mebuki Financial Group, Inc.	60	148
Mitsubishi Chemical Holdings Corporation	49	349
Mitsubishi Corp.	13	315
Mitsubishi Gas Chemical Co. Inc.	15	206
Mitsubishi Tanabe Pharma Corp.	17	183
Mitsubishi UFJ Financial Group Inc.	70	358
Mitsui & Co. Ltd.	23	378
Mitsui Chemicals Inc.	13	291
mixi, Inc.	7	139
Mizuho Financial Group Inc.	232	357
Nippon Steel Corporation	20	280
Nissan Motor Co. Ltd.	42	261
Nomura Real Estate Holdings, Inc.	9	184
NSK Ltd.	35	295
NTN Corporation (a)	51	147
NTT DoCoMo Inc.	15	394
Panasonic Corp.	39	319
Resona Holdings Inc.	80	346
Seiko Epson Corp.	22	304
Sekisui House Ltd.	25	484
Subaru Corp. NPV	14	402
Sumitomo Chemical Co. Ltd.	72	327
Sumitomo Corp.	25	394
Sumitomo Metal Mining Co. Ltd.	12	383
Sumitomo Rubber Industries Inc.	19	225
Tosoh Corp.	22	287
United Urban Investment Corp.	—	196
Yamaha Motor Co. Ltd.	18	324
		12,822
United Kingdom 15.7%
Antofagasta PLC	35	381
Aviva PLC	79	386
Babcock International Group PLC	28	191
Barratt Developments P L C	56	448
Burberry Group Plc	17	466
Carnival Plc	8	331
Centrica PLC	265	240
HSBC Holdings PLC	55	420
Imperial Brands PLC	13	296
International Consolidated Airlines Group, S.A.	51	297
ITV Plc	178	275
J Sainsbury PLC	145	392
Land Securities Group PLC	26	268
Legal & General Group PLC	121	370
Marks & Spencer Group Plc	128	289
Mondi plc	18	346
Persimmon Public Limited Company	14	364
Rio Tinto PLC	8	395
RSA Insurance Group PLC	57	374
Smiths Group PLC	10	200
St. James's Place PLC	24	288
Taylor Wimpey PLC	170	338
The Berkeley Group Holdings PLC	6	291
Unilever N.V.	8	501
Unilever PLC	8	504
		8,651
Australia 12.4%
AGL Energy Limited	20	257
AMP Ltd.	175	216
Aurizon Holdings Limited	84	336
Australia & New Zealand Banking Group Ltd.	15	292
BHP Group PLC	11	276
BlueScope Steel Ltd.	31	254
Coca-Cola Amatil Ltd.	48	342
Commonwealth Bank of Australia	6	314
Crown Resorts Limited	17	136
Fortescue Metals Group Ltd.	66	395
Harvey Norman Holdings Ltd. (a)	53	162
Insurance Australia Group Ltd.	58	310
Macquarie Group Limited	3	290
Mirvac Group	150	309
National Australia Bank Ltd.	17	341
Qantas Airways Ltd.	73	312
QBE Insurance Group Ltd.	35	297
Rio Tinto Ltd.	4	278
Scentre Group Limited	111	294
South32 Limited	105	186
Suncorp Group Limited	31	283
Vicinity Centres RE Ltd	155	270
Wesfarmers Ltd.	13	344
Westpac Banking Corp.	16	318
		6,812
Canada 8.8%
Cameco Corp.	19	184
Canadian Natural Resources Ltd.	17	447
Empire Company Limited - Class A	7	190
Genworth MI Canada Inc. (a)	5	195
Great-West Lifeco Inc.	13	305
H&R Real Estate Investment Trust	13	232
Imperial Oil Ltd.	18	456
Manulife Financial Corp.	28	515
Methanex Corporation	4	142
Restaurant Brands International Limited Partnership	8	547
SmartCentres Real Estate Investment Trust	6	157
Sun Life Financial Inc.	12	550
Teck Resources Ltd. - Class B	21	342
Thomson Reuters Corporation	6	368
West Fraser Timber Co. Ltd.	6	236
		4,866
France 8.3%
AXA SA	18	457
Capgemini SA	4	443
Carrefour SA (a)	22	392
Klepierre	12	392
Peugeot SA	18	438
Sanofi SA	5	502
Schneider Electric SE	6	504
Sodexo SA	4	414
Veolia Environnement	20	516
VINCI	5	514
		4,572
Spain 4.4%
ACS, Actividades de Construccion y Servicios, S.A.	10	407
AENA, S.M.E., S.A. (b)	3	465
Banco Bilbao Vizcaya Argentaria SA	73	380
CaixaBank, S.A.	127	334
Red Electrica Corporacion, S.A.	21	423
Repsol SA (a)	26	405
		2,414
Switzerland 3.8%
Alcon AG (c)	1	57
LafargeHolcim Ltd.	9	442
Novartis AG	5	423
Roche Holding AG	1	210
Swisscom AG	1	474
Zurich Insurance Group AG	1	520
		2,126
Italy 3.8%
A2A SpA	112	206

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Assicurazioni Generali SpA	25	491
Atlantia SpA	19	463
Mediobanca SpA	46	501
Snam Rete Gas SpA	92	464
		2,125
Netherlands 3.3%
Koninklijke Ahold Delhaize N.V.	17	435
Koninklijke KPN N.V.	144	450
Koninklijke Philips N.V.	11	526
Royal Dutch Shell PLC - Class A	14	418
		1,829
Germany 2.0%
Deutsche Telekom AG	27	456
Hochtief AG	1	145
Muenchener Rueckversicherungs AG	2	494
		1,095
Sweden 2.0%
AB SKF - Class B	24	388
Castellum AB	11	233
Telia Co. AB	103	463
		1,084
Singapore 1.7%
CapitaLand Ltd.	106	270
Genting Singapore Limited	357	227
Mapletree Commercial Trust Management Ltd. (d)	102	170
Singapore Telecommunications Limited	134	301
		968
Belgium 1.6%
Groupe Bruxelles Lambert SA	2	202
Solvay SA	4	378
UCB SA	5	333
		913
Finland 1.5%
Stora Enso Oyj - Class R	32	391
UPM-Kymmene Oyj	14	424
		815
Denmark 1.3%
ISS A/S (a)	10	239
Novo Nordisk A/S - Class B	9	471
		710
Norway 1.2%
Telenor ASA	23	456
TGS NOPEC Geophysical Company ASA	7	183
		639
Hong Kong 1.1%
ASM Pacific Technology Ltd.	26	315
HKT Trust	174	276
		591
South Korea 0.8%
CJ O Shopping Co. Ltd.	1	185
Hyundai Heavy Industries Co., Ltd.	1	246
		431
Ireland 0.6%
Smurfit Kappa Funding Designated Activity Company	10	310
Israel 0.5%
Israel Corporation Ltd (c)	—	40
Plus500 Ltd	20	191
The First International Bank of Israel Limited	2	61
		292
Luxembourg 0.5%
SES S.A. - FDR (a)	15	268
New Zealand 0.3%
Contact Energy Limited	31	167
Total Common Stocks (cost $56,715)		54,500
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF	—	16
Total Investment Companies (cost $16)		16
RIGHTS 0.0%
Australia 0.0%
Harvey Norman Holdings Ltd. (c)	3	4
Total Rights (cost $0)		4
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	201	201
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (g)	40	40
Total Short Term Investments (cost $241)		241
Total Investments 99.4% (cost $56,972)		54,761
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.6%		332
Total Net Assets 100.0%		55,094

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $465 and 0.8% of the Fund.

(c) Non-income producing security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(g) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	03/01/19	136	170	0.3

JNL/S&P International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	4	December 2019	382	1	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.7%
Consumer Discretionary 27.5%
Best Buy Co., Inc.	318	21,918
BorgWarner Inc. (a)	757	27,767
Foot Locker Inc.	489	21,096
Goodyear Tire & Rubber Co.	1,194	17,201
H & R Block, Inc.	1,922	45,388
Harley-Davidson Inc.	2,017	72,552
Kohl's Corp.	1,257	62,414
Lennar Corp. - Class A	456	25,497
Limited Brands Inc.	839	16,429
LKQ Corp. (b)	941	29,588
Newell Brands Inc.	1,488	27,856
Nordstrom Inc. (a)	853	28,715
Pulte Homes Inc.	2,579	94,260
PVH Corp.	326	28,762
Ralph Lauren Corp. - Class A	529	50,489
Starbucks Corp.	723	63,944
		633,876
Information Technology 23.2%
Applied Materials, Inc.	738	36,819
DXC Technology Company	770	22,722
HP Inc.	3,660	69,253
International Business Machines Corp.	562	81,790
Lam Research Corp.	417	96,352
NetApp, Inc.	514	26,988
Western Digital Corp.	1,040	62,047
Western Union Co.	2,688	62,277
Xerox Holdings, Inc.	2,585	77,332
		535,580
Health Care 17.0%
AmerisourceBergen Corporation	564	46,479
Amgen Inc.	115	22,304
Biogen Inc. (b)	179	41,630
Cardinal Health, Inc.	1,481	69,893
Celgene Corp. (b)	382	37,922
DaVita Inc. (b)	438	24,992
Gilead Sciences Inc.	1,109	70,279
McKesson Corporation	573	78,265
		391,764
Materials 7.2%
Eastman Chemical Co.	641	47,338
International Paper Co.	1,704	71,257
Nucor Corp.	504	25,663
Westrock Company, Inc.	586	21,345
		165,603
Industrials 5.4%
Cummins Inc.	165	26,916
Southwest Airlines Co.	1,363	73,619
United Parcel Service Inc. - Class B	199	23,812
		124,347
Consumer Staples 5.2%
Altria Group, Inc.	418	17,094
Tyson Foods Inc. - Class A	466	40,190
Walgreens Boots Alliance Inc.	1,119	61,881
		119,165
Communication Services 4.7%
Comcast Corporation - Class A	707	31,866
Omnicom Group Inc. (a)	972	76,112
		107,978
Real Estate 3.8%
Host Hotels & Resorts, Inc.	1,540	26,622
KiMcO Realty Corporation	2,921	60,987
		87,609
Energy 3.3%
HollyFrontier Corp.	1,421	76,239
Utilities 2.4%
NRG Energy Inc.	1,393	55,166
Total Common Stocks (cost $2,290,557)		2,297,327
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	51,952	51,952
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	2,772	2,772
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	540	538
Total Short Term Investments (cost $55,262)		55,262
Total Investments 102.1% (cost $2,345,819)		2,352,589
Other Derivative Instruments 0.0%		49
Other Assets and Liabilities, Net (2.1)%		(48,247)
Total Net Assets 100.0%		2,304,391

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	67	December 2019	10,055	49	(77)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.6%
Consumer Discretionary 27.0%
Adtalem Global Education Inc. (a)	16	628
American Eagle Outfitters, Inc.	157	2,541
Bed Bath & Beyond Inc. (b)	315	3,351
Boyd Gaming Corp.	66	1,576
Carter's Inc.	29	2,658
Cheesecake Factory Inc. (b)	85	3,542
Cracker Barrel Old Country Store, Inc. (b)	16	2,592
Deckers Outdoor Corp. (a)	18	2,664
Dillard's Inc. - Class A (b)	55	3,667
Foot Locker Inc.	158	6,828
Gentex Corp.	100	2,761
Jack in the Box Inc.	36	3,271
Sally Beauty Holdings, Inc. (a)	129	1,925
Texas Roadhouse Inc.	51	2,690
The Michaels Companies, Inc. (a) (b)	209	2,049
Toll Brothers Inc.	90	3,696
Urban Outfitters Inc. (a)	245	6,869
Williams-Sonoma Inc.	87	5,914
		59,222
Information Technology 16.6%
Belden Inc.	14	771
CDK Global, Inc.	146	7,042
Cirrus Logic Inc. (a)	42	2,247
CommVault Systems Inc. (a)	15	685
J2 Cloud Services, LLC	37	3,355
LogMeIn, Inc.	95	6,709
MAXIMUS Inc.	15	1,129
National Instruments Corp.	38	1,581
NCR Corporation (a)	50	1,584
Tech Data Corp. (a)	48	5,028
Teradyne Inc.	108	6,259
		36,390
Materials 11.3%
Domtar Corp. (c)	48	1,719
Eagle Materials Inc.	36	3,257
Olin Corp. (b)	191	3,580
Reliance Steel & Aluminum Co.	65	6,477
Steel Dynamics Inc.	331	9,871
		24,904
Financials 11.3%
American Financial Group, Inc.	59	6,311
Brighthouse Financial, Inc. (a)	92	3,740
Evercore Inc. - Class A	28	2,264
Green Dot Corporation - Class A (a)	150	3,790
Hanover Insurance Group Inc.	18	2,393
Navient Corporation	93	1,185
RenaissanceRe Holdings Ltd	18	3,479
SEI Investments Co.	27	1,617
		24,779
Industrials 10.3%
Herman Miller Inc.	16	727
JetBlue Airways Corp. (a)	152	2,549
Landstar System Inc.	53	5,964
Lincoln Electric Holdings Inc.	56	4,828
MSC Industrial Direct Co. - Class A	33	2,390
Nvent Electric Public Limited Company	159	3,513
Old Dominion Freight Line Inc.	16	2,740
		22,711
Real Estate 8.5%
Brixmor Property Group Inc.	343	6,957
CoreCivic, Inc.	42	718
Sabra Health Care REIT, Inc.	73	1,679
Senior Housing Properties Trust	185	1,712
Service Properties Trust	95	2,446
Tanger Factory Outlet Centers Inc. (b)	327	5,055
		18,567
Communication Services 5.9%
AMC Networks, Inc. - Class A (a)	23	1,132
Cars.com Inc. (a)	257	2,307
TEGNA Inc.	228	3,536
Yelp Inc. - Class A (a)	171	5,936
		12,911
Consumer Staples 3.7%
Ingredion Inc.	40	3,239
Sprouts Farmers Market, Inc. (a)	256	4,950
		8,189
Energy 2.8%
EQT Corporation	301	3,204
Patterson-UTI Energy Inc.	354	3,027
		6,231
Health Care 2.2%
Exelixis, Inc. (a)	133	2,347
Mallinckrodt Public Limited Company (a) (b)	434	1,046
Mednax, Inc. (a)	66	1,482
		4,875
Total Common Stocks (cost $221,000)		218,779
SHORT TERM INVESTMENTS 6.9%
Securities Lending Collateral 6.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	14,388	14,388
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	778	778
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f)	45	45
Total Short Term Investments (cost $15,211)		15,211
Total Investments 106.5% (cost $236,211)		233,990
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (6.5)%		(14,350)
Total Net Assets 100.0%		219,647

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Mid 3 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	5	December 2019	969	7	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 99.3%
Information Technology 31.0%
Ads Alliance Data Systems Inc.	115	14,669
Applied Materials, Inc.	1,071	53,450
Cisco Systems, Inc.	814	40,242
Citrix Systems Inc.	433	41,803
HP Inc.	3,148	59,555
Juniper Networks, Inc.	719	17,787
Lam Research Corp.	244	56,428
NetApp, Inc.	1,087	57,058
Oracle Corporation	818	45,030
Qualcomm Incorporated	1,019	77,697
Seagate Technology Public Limited Company	453	24,392
Western Digital Corp.	849	50,643
Xerox Holdings, Inc. (a)	2,194	65,636
		604,390
Consumer Discretionary 21.6%
Best Buy Co., Inc.	319	22,036
eBay Inc.	1,100	42,865
Foot Locker Inc.	365	15,774
Kohl's Corp.	789	39,166
Lennar Corp. - Class A	414	23,125
Limited Brands Inc.	1,383	27,090
Macy's, Inc.	2,946	45,782
Newell Brands Inc.	3,476	65,073
Nordstrom Inc. (a)	786	26,461
Ralph Lauren Corp. - Class A	258	24,606
Tapestry Inc.	1,098	28,611
Target Corporation	564	60,297
		420,886
Financials 16.4%
Ameriprise Financial, Inc.	159	23,382
Capital One Financial Corporation	493	44,829
Charles Schwab Corp.	432	18,064
Discover Financial Services	285	23,087
E*TRADE Financial Corp.	406	17,719
Franklin Resources Inc.	1,218	35,140
Loews Corp.	1,320	67,952
MetLife, Inc.	1,415	66,746
Northern Trust Corp.	259	24,164
		321,083
Health Care 9.8%
Amgen Inc.	204	39,383
Cardinal Health, Inc.	1,269	59,900
DaVita Inc. (b)	404	23,051
Henry Schein Inc. (a) (b)	370	23,463
McKesson Corporation	165	22,503
Waters Corp. (a) (b)	107	23,986
		192,286
Industrials 7.8%
Delta Air Lines Inc.	394	22,666
Dover Corp.	462	46,027
Jacobs Engineering Group Inc.	256	23,445
Johnson Controls International Public Limited Company	533	23,408
Textron Inc.	733	35,894
		151,440
Real Estate 5.0%
Apartment Investment and Management Company - Class A	446	23,278
KiMcO Realty Corporation	2,390	49,910
Vornado Realty Trust	377	23,973
		97,161
Materials 3.7%
CF Industries Holdings Inc.	489	24,051
International Paper Co.	582	24,352
Sealed Air Corporation	565	23,436
		71,839
Consumer Staples 2.2%
Molson Coors Brewing Company - Class B	757	43,513
Communication Services 1.8%
CenturyLink Inc. (a)	1,506	18,799
Viacom Inc. - Class B	680	16,345
		35,144
Total Common Stocks (cost $1,975,749)		1,937,742
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	40,024	40,024
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	10,708	10,708
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	755	752
Total Short Term Investments (cost $51,484)		51,484
Total Investments 101.9% (cost $2,027,233)		1,989,226
Other Derivative Instruments 0.0%		71
Other Assets and Liabilities, Net (1.9)%		(37,166)
Total Net Assets 100.0%		1,952,131

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	97	December 2019	14,558	71	(112)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 64.5%
U.S. Treasury Note 46.3%
Treasury, United States Department of
1.50%, 08/31/21 (a)	60,870	60,689
1.75%, 07/31/24	16,960	17,114
1.88%, 08/31/24 - 07/31/26	45,020	45,731
		123,534
Mortgage-Backed Securities 13.8%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 06/01/49	12,784	13,282
Federal National Mortgage Association, Inc.
2.48%, 01/01/27	4,500	4,612
3.03%, 06/01/27	2,025	2,120
3.63%, 07/01/28	2,375	2,583
3.16%, 12/01/31	1,155	1,247
4.50%, 02/01/49	11,730	12,341
3.00%, 07/01/49	592	601
		36,786
U.S. Treasury Inflation Indexed Securities 4.4%
Treasury, United States Department of
0.50%, 04/15/24 (b)	11,506	11,657
Total Government And Agency Obligations (cost $171,188)		171,977
CORPORATE BONDS AND NOTES 20.7%
Financials 13.9%
Bank of America Corporation
3.56%, 04/23/27	3,520	3,715
BB&T Corporation
2.20%, 03/16/23	2,135	2,131
Citigroup Inc.
3.23%, (3M USD LIBOR + 0.95%), 07/24/23 (c)	4,555	4,569
Daimler Finance North America LLC
3.35%, 05/04/21 (d)	4,980	5,057
Ford Motor Credit Company LLC
2.43%, 06/12/20	2,780	2,773
3.81%, 10/12/21	2,020	2,046
General Motors Financial Company, Inc.
3.55%, 04/09/21	2,440	2,477
5.10%, 01/17/24	3,255	3,497
MassMutual Global Funding II
1.95%, 09/22/20 (d)	675	676
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (d)	2,635	2,640
UBS AG
2.45%, 12/01/20 (d)	1,830	1,837
Wells Fargo & Company
3.49%, (3M USD LIBOR + 1.23%), 10/31/23 (c)	4,365	4,431
3.75%, 01/24/24	1,145	1,209
		37,058
Health Care 4.2%
Bristol-Myers Squibb Company
2.37%, (3M USD LIBOR + 0.20%), 11/16/20 (c) (d)	2,150	2,150
Cigna Holding Company
3.20%, 09/17/20	6,890	6,956
CVS Health Corporation
3.70%, 03/09/23	1,965	2,045
		11,151
Utilities 2.0%
Dominion Energy, Inc.
2.45%, 01/15/23 (d)	5,390	5,409
Energy 0.6%
Energy Transfer LP
4.05%, 03/15/25	1,480	1,547
Total Corporate Bonds And Notes (cost $54,107)		55,165
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.2%
American Airlines, Inc.
Series 2013-A-2, 4.95%, 01/15/23	738	773
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-1A, REMIC, 3.45%, 03/20/22 (d)	1,480	1,520
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	740	749
COMM Mortgage Trust
Series 2012-ASB-CR4, REMIC, 2.44%, 07/15/22	2,850	2,853
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	487	504
GS Mortgage Securities Corp Trust
Series 2013-AAB-GC14, REMIC, 3.82%, 04/10/23	1,765	1,815
Hertz Vehicle Financing II LP
Series 2016-A-2A, 2.95%, 03/25/21 (d)	2,030	2,046
Series 2016-A-4A, 2.65%, 07/25/21 (d)	1,130	1,133
Series 2019-A-1A, 3.71%, 03/25/22 (d)	2,165	2,231
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2012-ASB-LC9, REMIC, 2.44%, 08/17/22	2,733	2,741
Northwest Airlines, LLC
Series 2007-A-1, 7.03%, 11/01/19	2,662	2,667
Residential Funding Company, LLC
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (c)	1,514	700
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 06/12/20	1,076	1,076
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	200	211
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,397	1,523
Series 2012-A-1, 5.90%, 10/01/24	1,688	1,869
WFRBS Commercial Mortgage Trust
Series 2014-A3-C21, REMIC, 3.43%, 08/17/21	428	435
Series 2012-ASB-C10, REMIC, 2.45%, 07/15/22	1,965	1,973
Series 2013-A3-C13, REMIC, 2.75%, 03/17/23	1,638	1,668
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	1,122	1,155
Series 2014-A2-LC14, REMIC, 2.86%, 03/15/47	96	96
Total Non-U.S. Government Agency Asset-Backed Securities (cost $29,802)		29,738
SHORT TERM INVESTMENTS 8.1%
Investment Companies 7.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	20,571	20,571
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	1,018	1,018
Total Short Term Investments (cost $21,589)		21,589
Total Investments 104.5% (cost $276,686)		278,469
Other Derivative Instruments 0.0%		30
Other Assets and Liabilities, Net (4.5)%		(12,120)
Total Net Assets 100.0%		266,379

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

percentage of net assets of these liquid securities was $24,699 and 9.3% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/Scout Unconstrained Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.32 (Q)	5.00	06/24/24	(10,841)	766	22	(34)
CDX.NA.IG.32 (Q)	1.00	06/20/24	(14,790)	312	8	16
				1,078	30	(18)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.1%
Information Technology 29.4%
Apple Inc.	332	74,353
ASML Holding - ADR	432	107,316
Atlassian Corporation PLC - Class A (a)	72	9,037
Fidelity National Information Services, Inc.	1,672	222,022
Fiserv Inc. (a)	1,174	121,641
Global Payments Inc.	366	58,246
Hexagon Aktiebolag - Class B	981	47,268
Intuit Inc.	566	150,586
Marvell Technology Group Ltd	3,348	83,593
MasterCard Incorporated - Class A	1,214	329,610
Microsoft Corp.	4,080	567,315
Paypal Holdings, Inc. (a)	816	84,561
Salesforce.Com, Inc. (a)	920	136,604
ServiceNow, Inc. (a)	236	59,867
Slack Technologies, Inc. - Class A (a) (b)	1,268	30,083
Splunk Inc. (a)	737	86,815
Symantec Corp.	1,404	33,166
Temenos Group AG	305	51,118
Visa Inc. - Class A	2,148	369,492
VMware Inc. - Class A	616	92,418
Workday, Inc. - Class A (a)	463	78,763
Zoom Video Communications, Inc. - Class A (a) (b)	31	2,373
		2,796,247
Consumer Discretionary 21.8%
Airbnb, Inc. - Class E (a) (c) (d) (e)	85	9,068
Alibaba Group Holding Limited - ADS (a)	1,727	288,871
Amazon.com, Inc. (a)	452	784,607
Aptiv PLC (d)	1,355	118,433
Booking Holdings Inc. (a)	48	93,677
Dollar General Corp.	245	38,906
Dollar Tree Inc. (a)	773	88,193
Dollarama Inc.	2,541	90,982
Ferrari N.V.	565	87,027
Las Vegas Sands Corp.	1,235	71,337
McDonald's Corporation	243	52,173
MercadoLibre S.R.L (a)	48	26,706
MGM Resorts International	1,766	48,948
Nike Inc. - Class B	1,191	111,883
NVR, Inc. (a)	13	46,571
Restaurant Brands International Limited Partnership	442	31,440
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21	5,320
Wynn Resorts Ltd.	768	83,496
		2,077,638
Communication Services 18.0%
Alphabet Inc. - Class A (a)	250	305,285
Alphabet Inc. - Class C (a)	244	297,613
Facebook, Inc. - Class A (a)	2,973	529,491
IAC/InterActiveCorp (a)	334	72,869
Match Group, Inc.	9	615
Netflix, Inc. (a)	462	123,711
Tencent Holdings Limited	4,572	192,570
Tencent Music Entertainment Group - Class A - ADR (a)	3,288	41,994
Walt Disney Co.	1,149	149,705
		1,713,853
Health Care 12.2%
Alcon AG (a)	922	53,745
Alexion Pharmaceuticals, Inc. (a)	299	29,245
Anthem, Inc.	328	78,752
Becton, Dickinson and Company	530	134,145
Centene Corporation (a)	1,499	64,840
Cigna Corp.	453	68,750
HCA Healthcare, Inc.	579	69,764
Intuitive Surgical, Inc. (a)	278	150,085
Stryker Corp.	806	174,404
UnitedHealth Group Incorporated	664	144,267
Vertex Pharmaceuticals Incorporated (a)	841	142,440
WellCare Health Plans, Inc. (a)	195	50,441
		1,160,878
Industrials 10.7%
Equifax Inc.	251	35,311
Fortive Corporation	1,150	78,811
Honeywell International Inc.	220	37,244
JB Hunt Transport Services Inc.	525	58,093
Northrop Grumman Systems Corp.	249	93,355
Roper Industries Inc.	348	123,987
The Boeing Company	1,066	405,685
TransUnion	1,215	98,562
Wabtec Corp.	1,199	86,127
		1,017,175
Financials 2.9%
Charles Schwab Corp.	1,812	75,814
Chubb Limited	342	55,151
Intercontinental Exchange, Inc.	651	60,090
S&P Global Inc.	25	6,204
TD Ameritrade Holding Corporation	1,702	79,486
		276,745
Utilities 1.7%
NextEra Energy, Inc.	335	78,003
Sempra Energy	602	88,792
		166,795
Materials 0.8%
DuPont de Nemours, Inc	358	25,504
Linde Public Limited Company	265	51,408
		76,912
Consumer Staples 0.7%
Philip Morris International Inc.	862	65,464
Energy 0.6%
Concho Resources Inc.	332	22,536
Pioneer Natural Resources Co.	282	35,506
		58,042
Real Estate 0.3%
Crown Castle International Corp.	209	29,079
Total Common Stocks (cost $6,850,633)		9,438,828
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.2%
Airbnb, Inc. - Series D (a) (c) (d) (e)	167	17,850
Industrials 0.1%
Xiaoju Kuaizhi Inc. - Series A-17 (a) (c) (d) (e)	246	12,541
Real Estate 0.0%
WeWork Companies Inc. - Series E (a) (c) (d) (e)	143	2,304
Total Preferred Stocks (cost $18,243)		32,695
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (f) (g)	4,032	4,032
T. Rowe Price Government Reserve Fund, 1.95% (f) (g)	48,684	48,684
		52,716
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (f) (g)	20,900	20,900
Total Short Term Investments (cost $73,616)		73,616
Total Investments 100.2% (cost $6,942,492)		9,545,139
Other Assets and Liabilities, Net (0.2)%		(20,851)
Total Net Assets 100.0%		9,524,288

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	9,068	0.1
Airbnb, Inc. - Series D	04/15/14	6,792	17,850	0.2
WeWork Companies Inc. - Series E	06/23/15	4,698	2,304	—
Xiaoju Kuaizhi Inc. - Series A-17	10/19/15	6,753	12,541	0.1
		26,132	41,763	0.4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Managed Volatility Balanced Fund
COMMON STOCKS 58.8%
Information Technology 10.8%
Accenture Public Limited Company - Class A	2	433
Amphenol Corporation - Class A	4	339
Analog Devices, Inc.	5	509
Apple Inc.	11	2,459
Applied Materials, Inc.	11	568
ASML Holding - ADR	2	514
ASML Holding	3	776
Atlassian Corporation PLC - Class A (a)	1	74
Automatic Data Processing, Inc.	1	97
Broadcom Inc.	4	1,143
CDW Corp.	1	74
Cisco Systems, Inc.	28	1,376
Cognizant Technology Solutions Corp. - Class A	3	185
DocuSign, Inc. (a)	1	87
Fidelity National Information Services, Inc.	15	2,049
Fiserv Inc. (a)	11	1,120
FleetCor Technologies Inc. (a)	2	526
FLIR Systems Inc.	1	36
Global Payments Inc.	9	1,401
Hamamatsu Photonics KK (b)	10	355
IHS Markit Ltd. (a)	1	93
Intuit Inc.	6	1,599
Juniper Networks, Inc.	3	80
Keysight Technologies, Inc. (a)	7	684
KLA-Tencor Corp.	1	167
Lam Research Corp.	1	187
Largan Precision Co. Ltd.	3	432
Marvell Technology Group Ltd	13	316
MasterCard Incorporated - Class A	11	2,926
Maxim Integrated Products, Inc.	4	213
Microchip Technology Incorporated	3	279
Micron Technology Inc. (a)	29	1,253
Microsoft Corp.	73	10,094
Motorola Solutions Inc.	5	863
Murata Manufacturing Co. Ltd.	9	416
NAVER Corp.	2	243
NEC Electronics Corp. (a)	31	206
NVIDIA Corporation	6	1,013
NXP Semiconductors N.V.	15	1,596
Omron Corp.	8	442
Oracle Corporation	3	186
Paycom Software, Inc. (a)	—	34
Paypal Holdings, Inc. (a)	12	1,287
Qualcomm Incorporated	9	719
Salesforce.Com, Inc. (a)	13	1,863
Samsung Electronics Co. Ltd.	28	1,162
ServiceNow, Inc. (a)	5	1,221
Splunk Inc. (a)	4	450
Symantec Corp.	17	399
Synopsys Inc. (a)	6	831
Taiwan Semiconductor Manufacturing Co. Ltd.	150	1,321
TE Connectivity Ltd.	4	382
Telefonaktiebolaget LM Ericsson - Class B	68	543
Texas Instruments Incorporated	5	706
Tokyo Electron Ltd.	3	595
Visa Inc. - Class A	20	3,425
VMware Inc. - Class A	3	436
Workday, Inc. - Class A (a)	4	691
Xilinx Inc.	1	69
Zoom Video Communications, Inc. - Class A (a) (b)	—	14
		53,557
Financials 8.7%
ABN AMRO Bank N.V. - CVA (c)	28	485
AIA Group Limited	46	433
Ally Financial Inc.	3	108
American Express Company	1	162
American International Group, Inc.	62	3,436
Ameriprise Financial, Inc.	1	95
Australia & New Zealand Banking Group Ltd.	31	605
Aviva PLC	84	411
AXA Equitable Holdings, Inc.	19	424
AXA SA	43	1,092
Bank of America Corporation	17	490
Barclays PLC - ADR	12	89
Berkshire Hathaway Inc. - Class B (a)	4	806
BNP Paribas SA	17	831
Capital One Financial Corporation	1	119
Cboe Global Markets, Inc.	2	171
Challenger Financial Services Group Ltd.	74	368
Charles Schwab Corp.	14	573
Chubb Limited	10	1,677
Citigroup Inc.	22	1,545
Close Brothers Group PLC	6	96
CME Group Inc.	3	547
Danske Bank A/S	22	300
DBS Group Holdings Ltd.	24	425
Direct Line Insurance Group plc	138	511
DNB Bank ASA	49	859
Dresdner Bank AG	18	104
E*TRADE Financial Corp.	1	52
Element Fleet Management Corp. (b)	78	627
Erste Group Bank AG	5	170
Fidelity National Financial, Inc.	1	38
Fifth Third Bancorp	23	640
First Republic Bank	2	162
GAM Holding AG (a)	15	60
ING Groep N.V.	68	710
Intercontinental Exchange, Inc.	21	1,959
Intesa Sanpaolo SpA	162	384
JPMorgan Chase & Co.	20	2,369
K.K.R. Co., Inc.	2	65
KeyCorp	1	21
Lloyds Banking Group PLC	834	555
Macquarie Group Limited	8	662
Marsh & McLennan Cos. Inc.	11	1,102
MetLife, Inc.	5	232
Mitsubishi UFJ Financial Group Inc.	139	707
Mitsubishi UFJ Lease & Finance Co. Ltd.	55	319
Moody's Corp.	—	26
Morgan Stanley	10	414
Muenchener Rueckversicherungs AG	4	1,052
National Bank of Canada	13	667
PICC Property & Casualty Co. Ltd. - Class H	414	484
Ping An Insurance (Group) Co of China Ltd - Class H	68	784
PNC Financial Services Group Inc.	1	182
Progressive Corp.	2	155
Raymond James Financial Inc.	1	90
RSA Insurance Group PLC	53	347
S&P Global Inc.	2	455
Standard Chartered PLC	52	433
State Street Corp.	1	84
Storebrand ASA	74	469
Sumitomo Mitsui Trust Holdings Inc.	12	417
Sun Life Financial Inc.	21	939
Svenska Handelsbanken AB - Class A	76	715
Synchrony Financial	3	110
TD Ameritrade Holding Corporation	16	767
The Goldman Sachs Group, Inc.	—	68
Tokio Marine Holdings Inc.	17	928
U.S. Bancorp	5	256
United Overseas Bank Ltd.	35	642
Voya Financial Inc.	2	133
Wells Fargo & Co.	57	2,872
Willis Towers Watson Public Limited Company (b)	8	1,616
Zurich Insurance Group AG	2	833
		43,534
Health Care 7.8%
Abbott Laboratories	4	354
AbbVie Inc.	11	861
Agilent Technologies, Inc.	3	219
Alcon AG (a)	9	518
Alcon AG (a)	4	236
Alexion Pharmaceuticals, Inc. (a)	4	347
Allergan Public Limited Company	1	102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
AmerisourceBergen Corporation	—	20
Amgen Inc.	2	341
Anthem, Inc.	3	813
Ascendis Pharma A/S - ADR (a)	1	135
Astellas Pharma Inc.	86	1,230
Bayer AG	16	1,115
Becton, Dickinson and Company	10	2,605
Biogen Inc. (a)	—	109
BioMarin Pharmaceutical Inc. (a)	—	28
Boston Scientific Corp. (a)	16	668
Bristol-Myers Squibb Co.	3	137
Centene Corporation (a)	6	247
Cigna Corp.	8	1,253
Cooper Cos. Inc.	—	37
CSL Ltd.	2	290
CVS Health Corporation	4	264
Danaher Corporation	19	2,757
Elanco Animal Health (a)	20	538
Elekta AB (publ) - Class B (b)	32	420
Eli Lilly & Co.	1	131
Exact Sciences Corporation (a)	—	27
Fresenius SE & Co. KGaA	14	651
Gilead Sciences Inc.	2	143
GlaxoSmithKline PLC - ADR	23	969
GN Store Nord A/S	9	360
HCA Healthcare, Inc.	2	283
Hologic Inc. (a)	2	111
Incyte Corporation (a)	—	29
Intuitive Surgical, Inc. (a)	3	1,415
Johnson & Johnson	6	815
McKesson Corporation	1	102
Medtronic Public Limited Company	12	1,303
Merck & Co., Inc.	16	1,375
Novartis AG	20	1,759
Novo Nordisk A/S - Class B	8	414
Otsuka Holdings Co., Ltd.	12	436
Pfizer Inc.	18	656
Regeneron Pharmaceuticals, Inc. (a)	—	22
Roche Holding AG	6	1,831
Sanofi SA	12	1,117
Siemens Healthineers AG (c)	12	466
Stryker Corp.	10	2,259
Takeda Pharmaceutical Co. Ltd. - ADR (b)	12	207
Teleflex Inc.	1	313
Thermo Fisher Scientific Inc.	9	2,640
UnitedHealth Group Incorporated	6	1,405
Veeva Systems Inc. - Class A (a)	—	38
Vertex Pharmaceuticals Incorporated (a)	7	1,206
WellCare Health Plans, Inc. (a)	1	358
Zimmer Biomet Holdings, Inc.	2	314
Zoetis Inc. - Class A	2	267
		39,066
Consumer Discretionary 7.0%
Aisin Seiki Co. Ltd. (b)	9	271
Alibaba Group Holding Limited - ADS (a)	18	3,022
Amazon.com, Inc. (a)	5	8,237
Aptiv PLC (d)	8	718
Autoliv Inc. (b)	5	394
AutoZone, Inc. (a)	—	106
Booking Holdings Inc. (a)	1	1,647
Burberry Group Plc	19	498
Burlington Stores Inc. (a)	—	70
Compass Group PLC	23	589
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (a)	3	87
CyberAgent Inc.	7	278
Darden Restaurants Inc.	1	67
Dollar General Corp.	7	1,057
Dollar Tree Inc. (a)	16	1,774
Eutelsat Communications	22	408
Ferrari N.V. (b)	2	271
Garrett Motion Inc. (a)	—	3
Hilton Worldwide Holdings Inc.	5	502
Home Depot Inc.	3	596
Honda Motor Co. Ltd.	10	252
Kering SA	1	519
Kingfisher Plc	181	461
Kontoor Brands, Inc.	—	6
Lowe's Cos. Inc.	2	177
Magna International Inc.	18	971
Marriott International Inc. - Class A	3	427
McDonald's Corporation	8	1,732
MGM Resorts International	4	108
Moncler S.p.A.	14	505
Nike Inc. - Class B	7	648
Norwegian Cruise Line Holdings Ltd. (a)	—	7
NVR, Inc. (a)	—	100
O'Reilly Automotive, Inc. (a)	1	202
Panasonic Corp.	50	405
Persimmon Public Limited Company	16	433
Restaurant Brands International Limited Partnership	5	335
Ross Stores Inc.	10	1,149
Royal Caribbean Cruises Ltd.	3	338
Samsonite International S.A.	124	264
Sony Corp.	7	438
Stanley Electric Co. Ltd.	15	394
Starbucks Corp.	2	148
Stroer SE & Co. KGaA	5	376
Sumitomo Rubber Industries Inc.	17	206
Suzuki Motor Corp. (b)	11	459
Tapestry Inc.	3	73
TJX Cos. Inc.	3	183
Toyota Motor Corp.	18	1,188
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	168
VF Corp.	3	309
WPP 2012 Limited	51	635
Wynn Resorts Ltd.	1	86
Yum! Brands Inc.	4	443
Zalando SE (a) (c)	7	315
		35,055
Industrials 6.3%
ABB Ltd.	32	634
AGCO Corporation	—	8
Alaska Air Group, Inc.	1	94
Beijing Enterprises Holdings Ltd.	51	235
Bloom Energy Corporation - Class A (a) (b)	—	—
Canadian Pacific Railway Limited	1	211
Central Japan Railway Co.	3	515
Cintas Corp.	—	116
CK Hutchison Holdings Limited	67	588
CoStar Group, Inc. (a)	—	98
Cummins Inc.	—	61
DCC Public Limited Company	6	526
Delta Air Lines Inc.	6	321
Epiroc Aktiebolag - Class B	1	11
Equifax Inc.	1	98
Flowserve Corporation	4	168
Fortive Corporation	9	633
Fortune Brands Home & Security, Inc.	1	77
General Electric Company	217	1,939
Honeywell International Inc.	8	1,364
Illinois Tool Works Inc.	—	60
Jacobs Engineering Group Inc.	7	599
JB Hunt Transport Services Inc.	2	215
Kansas City Southern	1	183
Knorr - Bremse Aktiengesellschaft	4	337
Koninklijke Philips N.V.	36	1,662
L3Harris Technologies, Inc.	4	802
Legrand SA	5	376
Melrose Holdings Limited	237	588
Mitsubishi Corp.	23	564
Mitsubishi Electric Corp.	72	958
Norfolk Southern Corp.	—	10
Northrop Grumman Systems Corp.	5	1,765
PACCAR Inc.	5	321
Prysmian S.p.A.	19	409
Recruit Holdings Co., Ltd.	19	587
Republic Services Inc.	1	89
Roper Industries Inc.	4	1,374

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Sandvik AB	1	15
Schneider Electric SE (a)	—	9
Shurgard Self Storage Europe	—	11
Siemens AG	14	1,527
SMC Corp.	1	388
Snap-On Inc.	—	63
Sumitomo Corp.	62	964
TechnoPro Holdings, Inc.	4	240
Textron Inc.	3	167
The Boeing Company	15	5,585
THK Co. Ltd.	21	551
Toro Co.	—	15
TransUnion	2	129
Union Pacific Corp.	2	261
United Airlines Holdings, Inc. (a)	6	512
United Parcel Service Inc. - Class B	13	1,584
United Technologies Corp.	1	76
Valmont Industries Inc.	—	6
Wabtec Corp.	2	137
Wartsila Oyj (b)	1	13
Waste Connections, Inc. (d)	4	339
Weir Group PLC(The)	1	9
Xylem Inc.	—	22
		31,219
Communication Services 5.0%
Activision Blizzard, Inc.	3	148
Alphabet Inc. - Class A (a)	1	1,656
Alphabet Inc. - Class C (a)	4	5,014
Altice USA, Inc. - Class A (a)	2	56
ASOS Plc (a)	11	333
AT&T Inc.	16	600
Baidu, Inc. - Class A - ADR (a)	2	185
Charter Communications, Inc. - Class A (a)	—	197
Comcast Corporation - Class A	34	1,528
Dish Network Corporation - Class A (a)	1	18
Electronic Arts Inc. (a)	8	805
Facebook, Inc. - Class A (a)	29	5,173
IAC/InterActiveCorp (a)	2	326
KT Corp.	10	225
Liberty Broadband Corp. - Class C (a)	2	256
Match Group, Inc. (b)	1	64
Netflix, Inc. (a)	4	1,190
Nippon Telegraph & Telephone Corp.	35	1,672
SoftBank Group Corp. (b)	8	332
Telecom Italia SpA	413	226
Telefonica Deutschland Holding AG	144	403
Telstra Corp. Ltd.	35	83
Tencent Holdings Limited	43	1,828
T-Mobile US Inc. (a)	1	55
VeriSign, Inc. (a)	—	77
Verizon Communications Inc.	7	437
Vodafone Group Public Limited Company - ADR	42	840
Walt Disney Co.	3	421
Yahoo! Japan Corp.	77	217
YY, Inc. - Class A - ADS (a)	6	310
		24,675
Consumer Staples 3.5%
Altria Group, Inc.	5	223
Bunge Limited	1	40
Campbell Soup Co.	2	99
Coca-Cola Co.	6	339
ConAgra Brands Inc.	32	979
Constellation Brands, Inc. - Class A	—	35
Costco Wholesale Corporation	1	361
Diageo PLC	20	836
Keurig Dr Pepper Inc.	3	93
Kimberly-Clark Corp.	2	227
Kirin Holdings Co. Ltd.	16	339
L'Oreal SA	3	919
Mondelez International Inc. - Class A	6	357
Monster Beverage 1990 Corporation (a)	3	148
Nestle SA	29	3,182
PepsiCo Inc.	5	737
Philip Morris International Inc.	7	519
Pola Orbis Holdings Inc.	6	144
Procter & Gamble Co.	6	796
Sanderson Farms Inc.	—	22
Seven & I Holdings Co., Ltd.	19	711
Tyson Foods Inc. - Class A	30	2,625
Unilever PLC	36	2,160
Walmart Inc.	8	970
Welcia Holdings Co.,Ltd.	6	278
Wilmar International Limited	164	441
		17,580
Materials 3.0%
Agnico Eagle Mines Limited	1	39
Air Products and Chemicals, Inc.	3	621
Akzo Nobel N.V.	—	16
Alacer Gold Corp. (a)	1	5
Alamos Gold Inc - Class A	2	10
Alumina Ltd.	17	27
Amcor Ltd.	38	368
Anglo American Platinum Ltd.	—	21
Anglo American PLC	2	34
AngloGold Ashanti Ltd.	1	25
Antofagasta PLC	45	493
ArcelorMittal	2	28
Asahi Kasei Corp.	62	611
Avery Dennison Corporation	1	119
B2Gold Corp. (a)	1	4
Ball Corporation	6	447
Barrick Gold Corp.	6	98
BASF SE	9	595
BHP Group PLC	29	620
BHP Group PLC	17	414
BlueScope Steel Ltd.	1	11
Boliden AB	3	61
Centamin PLC	7	10
Centerra Gold Inc. (a)	—	3
CF Industries Holdings Inc.	10	503
China Steel Corp.	29	21
Cia de Minas Buenaventura SA - ADR	1	15
Corteva, Inc.	1	22
Covestro AG (c)	8	378
Croda International Public Limited Company	—	24
Detour Gold Corporation (a)	1	11
Dow Holdings Inc.	3	148
DuPont de Nemours, Inc	12	876
Evolution Mining Limited (b)	4	12
First Quantum Minerals Ltd.	1	8
Fortescue Metals Group Ltd.	4	25
Franco-Nevada Corporation	1	82
Freeport-McMoRan Inc. - Class B	4	34
Fresnillo PLC	1	12
Glencore PLC	16	48
Gold Fields Ltd.	3	13
Grupo Mexico SAB de CV - Class B	5	13
Impala Platinum Holdings Limited (a)	3	18
Incitec Pivot Ltd.	4	8
Independence Group NL	109	473
Industrias Penoles SAB de CV	1	12
International Flavors & Fragrances Inc. (b)	—	49
International Paper Co.	2	67
JFE Holdings Inc.	1	13
Johnson Matthey PLC	15	571
Joint-Stock Company Alrosa (Public Joint-Stock Company)	15	17
Kinross Gold Corporation (a)	4	19
Kirkland Lake Gold Ltd.	2	72
Koninklijke DSM N.V.	—	25
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	630
Linde Public Limited Company	8	1,492
Lundin Mining Corp.	3	16
Mitsui Mining & Smelting Co Ltd	8	189
Mondi plc	1	10
Newcrest Mining Ltd.	2	56
Newmont Goldcorp Corporation	1	23
Newmont Goldcorp Corporation (d)	2	80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Nippon Steel Corporation	2	31
Norsk Hydro ASA	5	17
Northern Star Resources Ltd.	4	33
Nucor Corp.	1	35
Orion Engineered Carbons Finance & Co. S.C.A.	—	4
Osisko Gold Royalties Ltd	1	9
Packaging Corp. of America	6	669
POSCO	—	35
PPG Industries Inc.	2	243
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	—	37
Quaker Chemical Corp.	—	13
Regis Resources Ltd.	1	2
Rio Tinto Ltd.	4	273
Rio Tinto PLC	4	186
RPM International Inc.	1	91
Sandstorm Gold Ltd. (a)	2	10
Saracen Mineral Holdings Ltd. (a)	10	24
Sealed Air Corporation	1	46
SEMAFO Inc. (a)	5	15
Sherwin-Williams Co.	1	344
South32 Limited	166	293
Southern Peru Copper Corporation (Sucursal Del Peru)	1	23
Steel Dynamics Inc.	1	24
Stora Enso Oyj - Class R	46	556
Sumitomo Metal Mining Co. Ltd.	1	34
Symrise AG	—	14
Teck Resources Ltd. - Class B	2	40
ThyssenKrupp AG	1	14
Torex Gold Resources Inc. (a)	—	1
Tosoh Corp.	6	84
Umicore (b)	13	476
Vale SA	7	84
Victrex PLC	—	7
Vidrala SA	—	8
Voestalpine AG	—	5
West Fraser Timber Co. Ltd.	—	15
Westlake Chemical Corp.	1	64
Wheaton Precious Metals Corp. (b)	1	26
Yara International ASA	—	15
		14,665
Utilities 2.6%
Alliant Energy Corporation	—	11
American Electric Power Company, Inc.	—	24
American Water Works Company, Inc.	1	64
Aqua America, Inc.	2	71
Atmos Energy Corporation	1	131
CenterPoint Energy, Inc.	15	444
Edison International	14	1,065
Electric Power Development Co., Ltd.	19	428
Engie	57	926
Entergy Corporation	13	1,521
Evergy, Inc.	1	56
Eversource Energy	2	207
Exelon Corporation	—	3
National Grid PLC	49	527
NextEra Energy, Inc.	14	3,212
NiSource Inc.	24	724
Sempra Energy	15	2,271
The Southern Company	18	1,122
Xcel Energy Inc.	—	20
		12,827
Energy 2.1%
BP P.L.C. - ADR	10	393
BP P.L.C.	9	55
Cabot Oil & Gas Corp.	3	45
Cairn Energy PLC (a)	4	9
Chevron Corp.	3	350
Concho Resources Inc.	4	283
ConocoPhillips	8	433
Continental Resources Inc. (a)	1	19
Devon Energy Corporation	1	16
Diamondback Energy, Inc.	—	32
Dril-Quip Inc. (a)	—	12
Enbridge Inc.	—	14
EOG Resources, Inc.	8	579
Equinor ASA	39	740
Exxon Mobil Corporation	10	717
Galp Energia, SGPS, S.A.	2	24
Halliburton Co.	9	164
Hess Corporation	1	70
Jagged Peak Energy Inc. (a)	1	7
Kelt Exploration Ltd. (a)	1	3
Kosmos Energy Ltd.	2	14
Lundin Petroleum AB	1	17
Magnolia Oil & Gas Corp. - Class A (a) (b)	1	7
Marathon Petroleum Corporation	3	193
Meggitt PLC	105	819
Occidental Petroleum Corporation	5	235
Phillips 66	—	17
Pioneer Natural Resources Co.	2	306
Royal Dutch Shell PLC - Class B - ADR	15	916
Schlumberger Ltd.	3	108
Schoeller-Bleckmann Oilfield Equipment Aktiengesellschaft	—	3
Seven Generations Energy Ltd. (a)	1	9
Suncor Energy Inc.	—	13
Targa Resources Corp.	6	226
TC Energy Corporation	26	1,335
Tenaris SA	1	13
Total SA	27	1,411
Total SA - ADR	8	401
Valero Energy Corporation	—	20
WorleyParsons Ltd. (b)	42	368
WPX Energy, Inc. (a)	1	7
		10,403
Real Estate 2.0%
Acadia Realty Trust	2	46
ADO Properties S.A. (c)	1	21
Alexander & Baldwin, LLC	1	24
Alexandria Real Estate Equities, Inc.	—	68
Allied Properties REIT	—	17
American Campus Communities, Inc.	1	59
American Tower Corporation	1	195
AvalonBay Communities, Inc.	4	776
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	8	11
Boston Properties Inc.	—	35
Camden Property Trust	1	70
Canadian Apartment Properties REIT	1	22
CapitaMall Trust	12	24
Charter Hall Retail REIT	4	12
Crown Castle International Corp.	5	648
CubeSmart	2	64
Cyrusone LLC	—	12
Derwent London PLC	1	27
Deutsche Wohnen Service Merseburg GmbH	9	314
DEXUS Funds Management Limited	2	15
Digital Realty Trust Inc.	—	38
Douglas Emmett, Inc.	2	82
EastGroup Properties Inc.	—	33
EPR Properties	—	3
Equinix, Inc.	—	126
Equity Lifestyle Properties, Inc.	—	27
Equity Residential	3	279
Essex Property Trust Inc.	—	109
Federal Realty Investment Trust	—	45
First Industrial Realty Trust, Inc.	—	18
Gecina SA	—	28
Goodman Funding Pty Ltd	3	24
Grainger PLC	2	7
Great Portland Estates P L C	43	393
Hang Lung Properties Ltd.	11	25
Healthcare Realty Trust Inc.	2	72
Healthcare Trust of America, Inc. - Class A	2	56
Highwoods Properties Inc.	—	19
Hongkong Land Holdings Ltd.	4	20
Hoshino Resorts REIT, Inc.	—	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Host Hotels & Resorts, Inc.	2	32
Hudson Pacific Properties Inc.	1	35
Hufvudstaden AB - Class A	1	17
Inmobiliaria Colonial, Socimi, S.A.	2	25
JBG Smith Properties	2	78
Kilroy Realty Corporation	—	37
Kojamo Oyj	2	25
Macerich Co.	2	60
Mitsubishi Estate Co. Ltd.	2	29
Mitsui Fudosan Co. Ltd.	29	715
Mitsui Fudosan Logistics Park Investment Corporation	—	29
National Retail Properties Inc.	—	4
Nippon Accommodations Fund Inc.	—	37
Paramount Group, Inc.	1	17
Pebblebrook Hotel Trust	—	12
Prologis	—	27
ProLogis Inc.	23	1,994
PS Business Parks, Inc.	—	24
PSP Swiss Property AG	—	30
Public Storage	3	847
Rayonier Inc.	1	17
Realty Income Corp.	—	11
Regency Centers Corp.	2	133
Rexford Industrial Realty, Inc.	1	22
Scentre Group Limited	129	341
Shaftesbury PLC	2	20
Simon Property Group Inc.	1	133
SL Green Realty Corp.	2	128
Spirit Realty Capital, Inc.	—	2
Sun Hung Kai Properties Ltd.	3	43
Sunstone Hotel Investors Inc.	2	32
Terreno Realty Corporation	1	53
The Unite Group PLC	2	20
Unibail-Rodamco SE	2	313
Urban Edge Properties	1	24
Ventas, Inc.	7	517
VEREIT, Inc.	—	5
Vornado Realty Trust	2	98
W.P. Carey Inc.	—	21
Weyerhaeuser Co.	6	167
		10,049
Total Common Stocks (cost $278,563)		292,630
GOVERNMENT AND AGENCY OBLIGATIONS 14.7%
Mortgage-Backed Securities 8.4%
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 06/01/32	533	539
TBA, 2.50%, 11/15/32 (e)	90	91
TBA, 3.00%, 11/15/32 (e)	525	536
TBA, 3.50%, 10/15/32 - 11/15/32 (e)	506	522
3.00%, 12/01/32 - 06/01/47	8,166	8,404
6.00%, 07/01/41	423	485
4.00%, 03/01/42 - 08/01/49	5,973	6,325
5.50%, 05/01/44	961	1,072
TBA, 4.50%, 10/15/46 - 11/15/47 (e)	165	173
TBA, 5.00%, 11/15/47 (e)	780	836
3.50%, 11/01/42 - 07/01/48	8,235	8,576
5.00%, 08/01/48	180	192
4.50%, 09/01/46 - 05/01/49	1,811	1,952
Government National Mortgage Association
4.50%, 07/20/45 - 04/20/49	1,189	1,253
3.50%, 07/20/46	15	16
3.00%, 09/20/46	1,128	1,163
3.00%, 08/20/46 - 01/20/47	869	895
TBA, 3.00%, 10/15/47 - 11/15/47 (e)	130	133
TBA, 4.50%, 10/15/47 - 11/15/47 (e)	810	847
TBA, 3.50%, 11/15/47 (e)	1,070	1,108
TBA, 4.00%, 10/15/47 - 11/15/47 (e)	201	209
3.50%, 08/20/42 - 01/20/49	2,134	2,247
5.00%, 05/20/48 - 06/20/49	1,693	1,801
4.00%, 09/20/45 - 10/20/48	1,642	1,716
5.50%, 05/20/48 - 03/20/49	520	552
		41,643
U.S. Treasury Bond 2.9%
Treasury, United States Department of
4.50%, 05/15/38 (f)	5,260	7,417
3.00%, 08/15/48	5,445	6,481
2.25%, 08/15/49	540	556
		14,454
U.S. Treasury Note 2.3%
Treasury, United States Department of
2.63%, 08/15/20 - 12/15/21	2,785	2,824
2.75%, 07/31/23 - 02/15/28	4,680	4,915
2.88%, 08/15/28	3,430	3,772
		11,511
Municipal 0.5%
American Municipal Power, Inc.
6.45%, 02/15/44	250	363
California, State of
7.55%, 04/01/39	240	397
Chicago Transit Authority
6.90%, 12/01/40	300	420
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	161
Metropolitan Transportation Commission
6.91%, 10/01/50	235	397
Municipal Electric Authority of Georgia
6.66%, 04/01/57	348	496
Texas A&M University
3.33%, 05/15/39	250	262
		2,496
Sovereign 0.4%
Bermuda, Government of
3.72%, 01/25/27 (c)	300	318
Gouvernement de la Province de Quebec
3.50%, 07/29/20	500	506
Manitoba, Province of
2.60%, 04/16/24	176	182
Ontario, Government of
2.40%, 02/08/22	500	507
The Province of Alberta, Government of
2.20%, 07/26/22	500	506
		2,019
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 09/25/48 (c) (g)	303	304
Series FD-4852, REMIC, 2.38%, (1M USD LIBOR + 0.35%), 12/15/48 (g)	549	546
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.34%, 09/20/48	74	73
		923
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.13%, 04/15/21 - 07/15/22 (h)	35	35
0.50%, 04/15/24 (h)	32	32
0.38%, 07/15/27 (h)	13	13
0.25%, 07/15/29 (b) (h)	11	11
1.00%, 02/15/49 (h)	14	16
		107
Total Government And Agency Obligations (cost $69,381)		73,153
CORPORATE BONDS AND NOTES 13.1%
Financials 5.0%
Acrisure, LLC
8.13%, 02/15/24 (c)	155	167
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (c)	90	91
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	393
AIA Group Limited
3.13%, 03/13/23 (i)	400	410
Alpha 2 B.V.
9.50%, 06/01/23 (c) (j)	200	199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	65	65
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (c)	209	218
Bank of America Corporation
2.25%, 04/21/20	650	651
3.82%, 01/20/28 (g)	225	242
BBVA Bancomer, S.A.
4.38%, 04/10/24 (c)	275	290
BPCE
4.00%, 09/12/23 (c)	510	538
Capital One, National Association
2.35%, 01/31/20	375	375
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/24 (c)	160	166
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	510
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	123
Citigroup Inc.
3.40%, 07/23/21	825	845
3.89%, 01/10/28 (g)	175	187
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	702
CNG Holdings, Inc.
12.50%, 06/15/24 (c)	85	82
Commscope Finance LLC
8.25%, 03/01/27 (b) (c)	145	141
Credit Agricole SA
3.75%, 04/24/23 (c)	675	705
Credit Suisse Group AG
3.00%, 12/14/23 (c) (g)	275	278
Enel Finance International N.V.
4.25%, 09/14/23 (c)	355	377
General Electric Capital Corporation
3.10%, 01/09/23	250	253
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	405
GTCR AP Finance Inc
8.00%, 05/15/27 (c)	95	98
HSBC Holdings PLC
3.26%, 03/13/23 (g)	525	534
HUB International Limited
7.00%, 05/01/26 (c)	165	170
Intercontinental Exchange, Inc.
2.75%, 12/01/20	100	101
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (c)	475	477
JPMorgan Chase & Co.
3.38%, 05/01/23	475	491
3.63%, 12/01/27	300	316
3.88%, 07/24/38 (g)	425	469
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	160	162
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	100	106
Lincoln National Corporation
3.80%, 03/01/28	325	344
LYB International Finance II B.V.
3.50%, 03/02/27	325	335
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	129
Metropolitan Life Global Funding I
3.45%, 10/09/21 (c)	805	826
Morgan Stanley
2.80%, 06/16/20	350	351
3.13%, 07/27/26	275	284
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	481
NatWest Markets N.V.
4.75%, 07/28/25 (c)	325	350
NiSource Finance Corp.
3.95%, 03/30/48	150	159
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (c)	220	225
OUTFRONT Media Capital Corporation
5.00%, 08/15/27 (c)	160	168
Panasonic Corporation
2.54%, 07/19/22 (c)	200	201
PNC Bank, National Association
3.50%, 06/08/23	275	289
Pricoa Global Funding I
3.45%, 09/01/23 (c)	600	628
RHP Hotel Properties, LP
4.75%, 10/15/27 (c)	135	138
Santander UK Group Holdings PLC
3.57%, 01/10/23	450	456
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	357
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (c)	360	373
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (c)	400	456
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	1,050	1,114
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (g) (k)	375	394
The Toronto-Dominion Bank
3.50%, 07/19/23	525	554
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	685
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	375	405
UnitedHealth Group Incorporated
3.50%, 08/15/39	315	329
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (c)	305	315
Voya Financial, Inc.
3.13%, 07/15/24	250	258
Wells Fargo & Company
3.07%, 01/24/23	1,050	1,069
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	371
Westpac Banking Corporation
2.15%, 03/06/20	450	450
Willis North America Inc.
3.60%, 05/15/24	150	155
4.50%, 09/15/28	195	216
Woodside Finance Limited
3.70%, 09/15/26 (c)	475	491
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (c)	300	314
		25,007
Communication Services 1.5%
AMC Networks, Inc.
4.75%, 08/01/25	155	160
AT&T Inc.
3.00%, 06/30/22	250	255
Baidu, Inc.
3.88%, 09/29/23	275	287
CB Escrow Corp.
8.00%, 10/15/25 (c)	225	198
CCO Holdings, LLC
5.75%, 02/15/26 (c)	306	323
CenturyLink, Inc.
7.50%, 04/01/24 (b)	145	162
Charter Communications Operating, LLC
4.50%, 02/01/24	550	590
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (c)	311	342
Connect Midco II Limited
6.75%, 10/01/26 (c)	79	80
CSC Holdings, LLC
7.75%, 07/15/25 (c)	125	134

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Diamond Sports Group, LLC
6.63%, 08/15/27 (b) (c)	280	290
DKT Finance ApS
9.38%, 06/17/23 (c)	200	214
GCI, LLC
6.63%, 06/15/24 (c)	135	146
6.88%, 04/15/25	150	159
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	135	148
Iheartcommunications, Inc.
8.38%, 05/01/27 (b)	155	167
NBCUniversal Media, LLC
2.88%, 01/15/23	400	411
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	155	162
Omnicom Group Inc.
3.65%, 11/01/24	100	105
Radiate HoldCo, LLC
6.63%, 02/15/25 (c)	325	327
Sable International Finance Limited
5.75%, 09/07/27 (c)	200	207
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	509
Sprint Capital Corporation
8.75%, 03/15/32	150	185
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	381
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	35	35
Verizon Communications Inc.
5.15%, 09/15/23	625	699
4.27%, 01/15/36	175	197
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	240
Weibo Corporation
3.50%, 07/05/24	355	361
		7,474
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	305
AMN Healthcare, Inc.
4.63%, 10/01/27 (c)	95	96
Anthem, Inc.
2.50%, 11/21/20	400	402
Bausch Health Companies Inc.
9.25%, 04/01/26 (c)	415	471
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	204
Becton, Dickinson and Company
3.70%, 06/06/27	180	191
Celgene Corporation
3.55%, 08/15/22	525	545
Centene Escrow I Corporation
5.38%, 06/01/26 (c)	145	152
CommonSpirit Health
2.76%, 10/01/24	105	106
CVS Health Corporation
3.50%, 07/20/22	475	490
5.05%, 03/25/48	475	541
Elanco Animal Health
3.91%, 08/27/21 (l)	50	51
Encompass Health Corporation
4.50%, 02/01/28	80	81
Express Scripts Holding Company
3.00%, 07/15/23	500	510
Horizon Pharma USA, Inc.
5.50%, 08/01/27 (c)	200	209
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b) (c)	230	212
Northwell Health, Inc.
3.98%, 11/01/46	175	189
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (c)	160	156
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	150	137
Providence St. Joseph Health
3.93%, 10/01/48	550	622
Select Medical Corporation
6.25%, 08/15/26 (c)	120	126
Stanford Health Care
3.80%, 11/15/48	150	173
Tenet Healthcare Corporation
7.00%, 08/01/25 (b)	165	168
		6,137
Consumer Discretionary 1.0%
Alibaba Group Holding Limited
4.00%, 12/06/37	375	409
Amazon.com, Inc.
5.20%, 12/03/25	350	411
3.88%, 08/22/37	225	259
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	381
Booking Holdings Inc.
3.60%, 06/01/26	350	374
Churchill Downs Incorporated
5.50%, 04/01/27 (c)	150	157
Core & Main LP
9.38%, 09/15/24 (c) (j)	125	126
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	335	343
Expedia Group, Inc.
5.00%, 02/15/26	150	169
IHO Verwaltungs GmbH
6.75%, 05/15/27 (c) (j)	200	204
IRB Holding Corp.
6.75%, 02/15/26 (c)	175	176
Masonite International Corporation
5.38%, 02/01/28 (c)	100	104
MGM China Holdings Limited
5.38%, 05/15/24 (c)	200	208
New Golden Nugget Inc.
8.75%, 10/01/25 (c)	145	151
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	160
Party City Holdings Inc.
6.63%, 08/01/26 (b) (c)	145	144
QVC, Inc.
4.38%, 03/15/23	330	341
4.45%, 02/15/25	275	284
Stars Group Holdings B.V.
7.00%, 07/15/26 (c)	150	159
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (c)	160	168
Weight Watchers International, Inc.
8.63%, 12/01/25 (b) (c)	135	140
Williams Scotsman International, Inc.
6.88%, 08/15/23 (c)	160	168
		5,036
Energy 0.8%
APT Pipelines Limited
4.25%, 07/15/27 (c)	225	241
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	103
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	155	161
4.50%, 10/01/29 (c)	20	21
Concho Resources Inc.
3.75%, 10/01/27	100	103
Enbridge Inc.
4.25%, 12/01/26	275	299
Eni S.p.A.
4.00%, 09/12/23 (c)	200	212
Enlink Midstream, LLC
4.85%, 07/15/26	150	143
Ensign Drilling Inc.
9.25%, 04/15/24 (c)	165	156

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Hess Corporation
4.30%, 04/01/27	150	157
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (c)	83	78
Northern Oil and Gas Incorporated
1.00%, 05/15/23 (c) (j)	235	242
Occidental Petroleum Corporation
2.90%, 08/15/24	440	443
Parkland Fuel Corporation
6.00%, 04/01/26 (c)	130	138
5.88%, 07/15/27 (c)	125	131
PBF Holding Company LLC
7.00%, 11/15/23	180	186
Saudi Arabian Oil Company
2.88%, 04/16/24 (c)	455	460
Sunoco LP
5.50%, 02/15/26	153	160
Targa Resource Corporation
6.50%, 07/15/27 (c)	150	164
Transocean Inc
9.00%, 07/15/23 (c)	145	150
Williams Partners L.P.
5.10%, 09/15/45	175	192
		3,940
Utilities 0.8%
Alabama Power Company
3.75%, 03/01/45	150	162
AmeriGas Partners, L.P.
5.50%, 05/20/25	150	161
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	257
CMS Energy Corporation
3.00%, 05/15/26	100	103
Duke Energy Progress, LLC
3.70%, 10/15/46	100	108
Eversource Energy
3.30%, 01/15/28	100	104
Exelon Generation Company, LLC
2.95%, 01/15/20	225	225
FirstEnergy Corp.
7.38%, 11/15/31	225	318
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (c)	250	270
Georgia Power Company
2.00%, 09/08/20	375	375
NextEra Energy Operating Partners, LP
3.88%, 10/15/26 (c)	160	160
Pacific Gas And Electric Company
0.00%, 12/01/46 - 12/01/47 (a) (d) (m)	141	137
San Diego Gas & Electric Company
4.10%, 06/15/49	425	483
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	400	419
Talen Energy Supply, LLC
7.25%, 05/15/27 (c)	154	157
Virginia Electric and Power Company
4.00%, 01/15/43	275	305
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	140	142
		3,886
Industrials 0.7%
Air Lease Corporation
3.50%, 01/15/22	155	159
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (c)	90	91
CPG Merger Sub LLC
8.00%, 10/01/21 (c)	80	80
CSX Corporation
3.70%, 11/01/23	350	370
GFL Environmental Inc.
7.00%, 06/01/26 (c)	155	163
Granite US Holdings Corporation
11.00%, 10/01/27 (c)	175	169
H&E Equipment Services, Inc.
5.63%, 09/01/25	155	160
Herc Holdings Inc.
5.50%, 07/15/27 (c)	170	177
John Deere Capital Corporation
2.35%, 01/08/21	275	276
Lockheed Martin Corporation
3.55%, 01/15/26	250	268
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (c)	235	252
New Enterprise Stone & Lime Co., Inc.
10.13%, 04/01/22 (c)	200	206
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	135	139
Republic Services, Inc.
3.38%, 11/15/27	100	106
Rockwell Collins, Inc.
3.20%, 03/15/24	350	364
Roper Technologies, Inc.
3.80%, 12/15/26	375	402
Stericycle, Inc.
5.38%, 07/15/24 (b) (c)	110	113
		3,495
Real Estate 0.6%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30	565	655
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	288
Duke Realty Limited Partnership
4.00%, 09/15/28	410	447
ESH Hospitality, Inc.
5.25%, 05/01/25 (c)	165	171
Essex Portfolio, L.P.
3.38%, 04/15/26	525	548
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	129
KiMcO Realty Corporation
3.30%, 02/01/25	150	155
Regency Centers, L.P.
3.60%, 02/01/27	100	105
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	174
W.P. Carey Inc.
3.85%, 07/15/29	280	296
		2,968
Information Technology 0.6%
Apple Inc.
1.90%, 02/07/20	425	425
3.20%, 05/11/27	450	477
Avnet, Inc.
4.63%, 04/15/26	100	108
Broadcom Corporation
3.00%, 01/15/22	625	631
Fiserv, Inc.
3.20%, 07/01/26	110	114
Hewlett Packard Enterprise Company
2.10%, 10/04/19 (c)	125	125
Microchip Technology Incorporated
3.92%, 06/01/21	150	153
Micron Technology, Inc.
4.19%, 02/15/27	165	170
Microsoft Corporation
1.85%, 02/06/20	375	375
4.20%, 11/03/35	100	120
NCR Corporation
6.38%, 12/15/23	70	72
5.75%, 09/01/27 (c)	85	88
		2,858
Materials 0.5%
ARD Finance S.A.
8.50%, 09/15/23 (j)	325	336
Berry Global Escrow Corporation
4.88%, 07/15/26 (c)	120	124
5.63%, 07/15/27 (c)	140	145

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (b)	165	162
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (c)	305	304
CVR Partners, LP
9.25%, 06/15/23 (c)	140	147
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	210	192
Freeport-McMoRan Inc.
5.00%, 09/01/27	170	169
Hexion Inc.
7.88%, 07/15/27 (b) (c)	155	153
Legacy Vulcan Corp.
4.50%, 06/15/47	100	107
Newmont Goldcorp Corporation
3.63%, 06/09/21	175	178
Nucor Corporation
3.95%, 05/01/28	250	273
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	188
The Dow Chemical Company
3.15%, 05/15/24 (c)	100	103
Warrior Met Coal, Inc.
8.00%, 11/01/24 (c)	150	156
		2,737
Consumer Staples 0.4%
Altria Group, Inc.
5.80%, 02/14/39	200	232
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	348
BAT Capital Corp.
2.76%, 08/15/22	225	227
Danone
2.95%, 11/02/26 (c)	250	256
JBS Investments II GmbH
7.00%, 01/15/26 (c)	200	216
Kraft Heinz Foods Company
4.88%, 10/01/49 (c)	55	56
Performance Food Group Company
5.50%, 10/15/27 (c)	80	84
Safeway Inc.
7.50%, 03/15/26 (c)	140	157
Sigma Holdco B.V.
7.88%, 05/15/26 (c)	250	251
		1,827
Total Corporate Bonds And Notes (cost $62,212)		65,365
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
American Airlines, Inc. Pass Through Certificates
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	390	400
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	340	341
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26 (c)	216	216
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22 (c)	415	424
Series 2018-A-2A, 4.00%, 03/20/24 (c)	395	421
Series 2019-B-2A, 3.55%, 09/20/24 (c)	165	171
BlueMountain CLO Ltd
Series 2012-AR2-2A, 3.19%, (3M USD LIBOR + 1.05%), 11/20/28 (c) (g)	375	375
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33 (c)	90	92
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24 (c)	155	164
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (c)	147	150
Series 2019-A3-2, 3.54%, 05/25/49 (c)	168	171
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.79%, 01/12/24 (g)	405	423
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	428
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 09/25/31 (c) (g)	121	121
Deephave Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22 (c)	408	418
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (c)	147	150
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22 (c)	361	367
Series 2019-A2-1A, 4.64%, 04/22/26 (c)	129	135
Enterprise Fleet Financing, LLC
Series 2017-A3-3, 2.36%, 08/20/21 (c)	420	421
Ford Credit Floorplan Master Owner Trust A
Series 2017-B-1, 2.25%, 05/15/20	415	415
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 10/26/48 (g)	282	282
GMF Floorplan Owner Revolving Trust
Series 2018-A1-4, 3.50%, 09/15/21 (c)	345	353
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (c)	226	230
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (c) (g)	286	290
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	446
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (c)	310	325
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24 (c)	323	328
Navient Private Education Refi Loan Trust
Series 2019-A2-CA, 3.13%, 07/15/28 (c)	220	226
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 3.62%, (1M USD LIBOR + 1.59%), 04/15/21 (c) (g)	100	100
OZLM VIII Ltd
Series 2014-A1RR-8A, 3.47%, (3M USD LIBOR + 1.17%), 10/17/29 (c) (g)	375	375
RETL
Series 2019-A-RVP, REMIC, 3.18%, (1M USD LIBOR + 1.15%), 03/15/21 (c) (g)	76	76
Santander Drive Auto Receivables Trust
Series 2018-A3-4, 3.01%, 05/15/20	80	80
Series 2018-A3-5, 3.19%, 06/15/20	360	361
Series 2018-B-4, 3.27%, 01/15/21	200	201
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21 (c)	160	162
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25 (c)	265	265
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24 (c)	290	297
SLIDE
Series 2018-B-FUN, 3.28%, (1M USD LIBOR + 1.25%), 06/15/21 (c) (g)	399	399
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (c)	127	128
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48 (c)	230	237
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25 (c)	314	319
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (c) (g)	325	327
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	309
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (c) (g)	146	147
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	440	445
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,247)		12,511
PREFERRED STOCKS 0.2%
Utilities 0.1%
Sempra Energy, 6.75%, 07/15/21 (k)	1	82
Sempra Energy, 6.00%, 01/15/21 (k)	2	178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
The Southern Company, 6.75%, 08/01/22 (a) (k)	5	290
		550
Energy 0.1%
Crestwood Equity Partners LP, 9.25% (b) (n)	19	175
Health Care 0.0%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (k)	3	158
Information Technology 0.0%
Broadcom Inc., 8.00%, 09/30/22 (a) (k)	—	132
Industrials 0.0%
Fortive Corporation - Series A, 5.00%, 07/01/21 (k)	—	96
Materials 0.0%
Gerdau SA	2	8
International Flavors & Fragrances Inc., 6.00%, 09/15/21 (k)	—	5
		13
Total Preferred Stocks (cost $1,090)		1,124
SENIOR LOAN INTERESTS 0.2%
Communication Services 0.1%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (g)	179	180
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (g) (o)	83	82
		262
Industrials 0.1%
Navistar International Corporation
2017 1st Lien Term Loan B, 5.53%, (3M LIBOR + 3.50%), 11/01/24 (g)	154	153
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (g)	95	94
		247
Materials 0.0%
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (g)	189	185
Health Care 0.0%
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (g)	208	169
Consumer Discretionary 0.0%
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (g)	32	32
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (g)	132	131
		163
Total Senior Loan Interests (cost $1,065)		1,026
SHORT TERM INVESTMENTS 12.0%
Investment Companies 11.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (p) (q)	3,492	3,492
T. Rowe Price Government Reserve Fund, 1.95% (p) (q)	52,163	52,163
		55,655
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (p) (q)	4,307	4,307
Total Short Term Investments (cost $59,962)		59,962
Total Investments 101.5% (cost $484,520)		505,771
Other Derivative Instruments 0.1%		428
Other Assets and Liabilities, Net (1.6)%		(8,065)
Total Net Assets 100.0%		498,134

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $34,109 and 6.8% of the Fund.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $4,453.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	394	410	0.1

JNL/T. Rowe Price Managed Volatility Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	311	December 2019	29,721	102	(201)
S&P 500 Index	433	December 2019	65,118	318	(634)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/T. Rowe Price Managed Volatility Balanced Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
				420	(835)
Short Contracts
United States 10 Year Note	(37)	December 2019	(4,869)	3	48
United States 2 Year Note	(61)	January 2020	(13,176)	2	31
United States 5 Year Note	(58)	January 2020	(6,957)	3	47
United States Long Bond	(24)	December 2019	(3,943)	1	48
United States Ultra Bond	(17)	December 2019	(3,329)	(1)	66
				8	240

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/02/19	HKD	37	5	—
HKD/USD	SSB	10/03/19	HKD	34	4	—
					9	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 93.9%
Information Technology 20.7%
Atlassian Corporation PLC - Class A (a)	333	41,772
Black Knight, Inc. (a)	508	31,018
Ceridian HCM Holding Inc. (a) (b)	651	32,159
Cognex Corp.	257	12,626
CoreLogic, Inc. (a)	1,139	52,702
Corning Inc.	1,858	52,990
DocuSign, Inc. (a)	694	42,972
Entegris, Inc.	573	26,965
Fidelity National Information Services, Inc.	462	61,335
Fiserv Inc. (a)	740	76,657
FleetCor Technologies Inc. (a)	242	69,401
FLIR Systems Inc.	323	16,987
Gartner Inc. (a)	185	26,453
Global Payments Inc.	531	84,429
IHS Markit Ltd. (a)	695	46,482
Keysight Technologies, Inc. (a)	924	89,859
Marvell Technology Group Ltd	2,587	64,597
Maxim Integrated Products, Inc.	739	42,796
Microchip Technology Incorporated	1,074	99,785
National Instruments Corp.	831	34,894
Skyworks Solutions, Inc.	465	36,851
Slack Technologies, Inc. - Class A (a) (c)	508	12,055
Splunk Inc. (a)	370	43,608
SS&C Technologies Holdings, Inc.	419	21,608
Symantec Corp.	1,373	32,447
Workday, Inc. - Class A (a)	416	70,703
Xilinx Inc.	444	42,580
		1,266,731
Health Care 18.6%
Acadia Healthcare Company, Inc. (a)	925	28,749
Agilent Technologies, Inc.	1,305	100,002
Alcon AG (a)	509	29,670
Alkermes Public Limited Company (a)	1,388	27,080
Alnylam Pharmaceuticals, Inc. (a)	222	17,853
Amneal Pharmaceuticals, Inc. - Class A (a)	943	2,735
argenx SE - ADR (a) (c)	93	10,598
Ascendis Pharma A/S - ADR (a)	79	7,609
Avantor, Inc. (a)	2,141	31,473
Bruker Corp.	1,750	76,878
Catalent Inc. (a)	1,483	70,680
Cooper Cos. Inc.	405	120,285
Elanco Animal Health (a)	1,525	40,550
Exact Sciences Corporation (a)	241	21,779
Hologic Inc. (a)	2,367	119,510
ICU Medical, Inc. (a)	148	23,621
IDEXX Laboratories, Inc. (a)	71	19,307
Incyte Corporation (a)	337	25,016
Mednax, Inc. (a)	277	6,266
Neurocrine Biosciences, Inc. (a)	240	21,626
Perrigo Company Public Limited Company	795	44,433
PRA Health Sciences, Inc. (a)	463	45,944
Sage Therapeutics Inc. (a)	95	13,328
Sarepta Therapeutics, Inc. (a)	92	6,929
Seattle Genetics Inc. (a)	388	33,176
Teleflex Inc.	435	147,791
Veeva Systems Inc. - Class A (a)	55	8,398
West Pharmaceutical Services Inc.	278	39,434
		1,140,720
Industrials 17.4%
Alaska Air Group, Inc.	270	17,526
Allegion Public Limited Company	139	14,407
BWXT Government Group, Inc.	597	34,154
Clarivate Analytics PLC (a)	1,175	19,820
Colfax Corp. (a)	1,525	44,317
CoStar Group, Inc. (a)	93	55,168
Equifax Inc.	151	21,241
Fortive Corporation	831	56,973
Gardner Denver Investments, Inc. (a)	2,263	64,020
IDEX Corporation	465	76,204
JB Hunt Transport Services Inc.	513	56,763
L3Harris Technologies, Inc.	508	105,989
Roper Industries Inc.	185	65,971
Sensata Technologies Holding PLC (a)	1,579	79,045
Textron Inc.	2,034	99,585
TransUnion	792	64,239
United Airlines Holdings, Inc. (a)	371	32,800
Verisk Analytics, Inc.	460	72,744
Waste Connections, Inc. (b)	324	29,808
Xylem Inc.	697	55,495
		1,066,269
Consumer Discretionary 14.3%
Aptiv PLC (b)	709	61,981
Burlington Stores Inc. (a)	371	74,133
Carmax Inc. (a)	280	24,640
Chewy, Inc. - Class A (a)	102	2,507
Darden Restaurants Inc.	160	18,915
Dollar General Corp.	592	94,093
Dollar Tree Inc. (a)	509	58,107
Dunkin' Brands Group Inc.	466	36,982
Hilton Worldwide Holdings Inc.	477	44,413
Levi Strauss & Co. - Class A (c)	555	10,567
Marriott International Inc. - Class A	279	34,699
MGM Resorts International	2,543	70,492
Norwegian Cruise Line Holdings Ltd. (a)	1,584	82,004
O'Reilly Automotive, Inc. (a)	93	37,061
ServiceMaster Holding Corporation (a)	738	41,254
Tapestry Inc.	1,803	46,968
The Michaels Companies, Inc. (a) (c)	416	4,073
Tiffany & Co.	185	17,137
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	84	21,055
Vail Resorts, Inc.	233	53,022
VF Corp.	230	20,468
Visteon Corporation (a)	269	22,203
		876,774
Financials 8.3%
Assurant, Inc.	368	46,302
AXIS Capital Holdings Limited	383	25,554
Cboe Global Markets, Inc.	464	53,318
Fidelity National Financial, Inc.	1,478	65,638
Fifth Third Bancorp	930	25,463
K.K.R. Co., Inc.	1,325	35,576
MarketAxess Holdings Inc.	71	23,253
Progressive Corp.	230	17,768
Shopify Inc. - Class A (a)	12	3,740
SLM Corporation	1,387	12,240
TD Ameritrade Holding Corporation	1,570	73,319
Tradeweb Markets Inc. - Class A	278	10,280
Webster Financial Corp.	600	28,122
Willis Towers Watson Public Limited Company (c)	464	89,538
		510,111
Materials 6.3%
Air Products and Chemicals, Inc.	185	41,044
Avery Dennison Corporation	345	39,214
Ball Corporation	1,729	125,889
Franco-Nevada Corp.	92	8,387
Kirkland Lake Gold Ltd. (c)	429	19,219
Martin Marietta Materials Inc.	144	39,470
RPM International Inc.	791	54,429
Sealed Air Corporation	938	38,936
Valvoline, Inc.	832	18,329
		384,917
Consumer Staples 2.4%
Casey's General Stores Inc.	352	56,728
ConAgra Brands Inc.	786	24,114
Sprouts Farmers Market, Inc. (a)	1,120	21,661
The Kroger Co.	462	11,910
Treehouse Foods, Inc. (a)	648	35,932
		150,345
Utilities 2.2%
Atmos Energy Corporation	208	23,689
Eversource Energy	462	39,487
Sempra Energy	470	69,377
		132,553

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Energy 2.2%
Cabot Oil & Gas Corp.	1,104	19,397
Concho Resources Inc.	924	62,740
Continental Resources Inc. (a)	572	17,612
Pioneer Natural Resources Co.	259	32,574
		132,323
Communication Services 1.5%
IAC/InterActiveCorp (a)	427	93,073
Real Estate 0.0%
WeWork Companies Inc. - Class A (a) (b) (d) (e)	33	528
Total Common Stocks (cost $4,306,217)		5,754,344
PREFERRED STOCKS 0.1%
Real Estate 0.1%
WeWork Companies Inc. - Series D-2 (a) (b) (d) (e)	122	1,972
WeWork Companies Inc. - Series D-1 (a) (b) (d) (e)	156	2,510
Total Preferred Stocks (cost $4,627)		4,482
SHORT TERM INVESTMENTS 6.2%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (f) (g)	2,849	2,849
T. Rowe Price Government Reserve Fund, 1.95% (f) (g)	364,207	364,207
		367,056
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (f) (g)	16,584	16,584
Total Short Term Investments (cost $383,640)		383,640
Total Investments 100.2% (cost $4,694,484)		6,142,466
Other Assets and Liabilities, Net (0.2)%		(13,019)
Total Net Assets 100.0%		6,129,447

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	1,972	—
WeWork Companies Inc. - Class A	05/26/15	464	528	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	2,510	0.1
		5,091	5,010	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 52.2%
Financials 22.7%
ABN AMRO Bank N.V.
2.70%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,803
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,416
AerCap Ireland Limited
4.63%, 10/30/20	2,360	2,423
3.95%, 02/01/22	3,350	3,463
AIA Group Limited
2.68%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,019
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,829
American International Group, Inc.
6.40%, 12/15/20	885	930
4.88%, 06/01/22	1,780	1,900
ANZ New Zealand (Int'l) Limited
2.20%, 07/17/20 (b)	2,130	2,136
Aon Corporation
5.00%, 09/30/20	315	324
Aon PLC
2.80%, 03/15/21	4,310	4,346
Banco de Credito del Peru
2.25%, 10/25/19 (b)	785	785
Banco Santander, S.A.
3.46%, (3M USD LIBOR + 1.12%), 04/12/23 (a)	2,200	2,201
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,446
Bank of America Corporation
2.63%, 04/19/21	2,395	2,416
2.64%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	2,073
2.76%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,185
2.50%, 10/21/22	1,760	1,772
3.44%, (3M USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,093
Bank of Montreal
2.76%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,514
Barclays Bank PLC
2.65%, 01/11/21	2,290	2,296
Barclays PLC
2.75%, 11/08/19	3,480	3,482
3.96%, (3M USD LIBOR + 1.63%), 01/10/23 (a)	2,330	2,337
Bayer US Finance II LLC
2.74%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,909
BMW US Capital, LLC
2.75%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,656
2.68%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,955
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	351
BPCE
3.37%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,619
Bunge Limited Finance Corp.
3.50%, 11/24/20	6,370	6,444
3.00%, 09/25/22	1,025	1,032
4.35%, 03/15/24	295	311
Capital One Financial Corporation
2.50%, 05/12/20	850	851
2.40%, 10/30/20	1,455	1,459
3.90%, 01/29/24	1,295	1,368
Capital One, National Association
2.15%, 09/06/22	2,500	2,494
Caterpillar Financial Services Corporation
2.38%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,424
Citigroup Inc.
3.13%, (3M USD LIBOR + 0.79%), 01/10/20 (a)	4,145	4,150
2.70%, 03/30/21	1,375	1,388
2.90%, 12/08/21	4,145	4,207
2.84%, 05/20/22	3,270	3,302
Citizens Bank, National Association
2.45%, 12/04/19	960	959
2.25%, 03/02/20 - 10/30/20	2,222	2,222
2.55%, 05/13/21	1,625	1,636
3.25%, 02/14/22	1,560	1,598
CNH Industrial Capital LLC
4.38%, 11/06/20	4,025	4,095
3.88%, 10/15/21	3,355	3,435
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,399
Credit Agricole SA
3.30%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,614
Credit Suisse (USA), Inc.
5.40%, 01/14/20	750	756
Credit Suisse Group Funding (Guernsey) Ltd
2.75%, 03/26/20	1,380	1,382
Daimler Finance North America LLC
1.75%, 10/30/19 (b)	5,620	5,620
3.10%, 05/04/20 (b)	1,515	1,523
2.30%, 02/12/21 (b)	495	495
3.75%, 11/05/21 (b)	2,390	2,456
Danske Bank A/S
2.20%, 03/02/20 (b)	4,185	4,179
3.00%, 09/20/22 (b)	2,450	2,460
Deutsche Bank Aktiengesellschaft
3.15%, 01/22/21	2,920	2,913
3.58%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,194
3.38%, 05/12/21	285	285
Discover Bank
7.00%, 04/15/20	5,290	5,420
3.10%, 06/04/20	1,680	1,689
3.20%, 08/09/21	570	579
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20 (c)	3,365	3,365
EDP Finance B.V.
4.90%, 10/01/19 (b)	1,940	1,940
4.13%, 01/15/20 (b)	1,035	1,037
Enel Finance International N.V.
2.88%, 05/25/22 (b)	3,085	3,122
4.25%, 09/14/23 (b)	1,525	1,619
ERAC USA Finance LLC
2.35%, 10/15/19 (b)	535	535
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,429
Ford Motor Credit Company LLC
2.68%, 01/09/20	4,485	4,484
2.46%, 03/27/20	1,210	1,209
3.06%, (3M USD LIBOR + 0.93%), 09/24/20 (a)	4,915	4,914
3.47%, 04/05/21	1,000	1,005
5.88%, 08/02/21	590	618
3.81%, 10/12/21	1,025	1,038
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,170
General Electric Capital Corporation
5.30%, 02/11/21	265	274
4.65%, 10/17/21	765	795
3.15%, 09/07/22	500	507
General Motors Financial Company, Inc.
3.20%, 07/13/20	3,720	3,741
3.16%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,775
Global Payments Inc.
2.65%, 02/15/25	1,800	1,807
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 (b)	1,225	1,224
2.65%, (3M USD LIBOR + 0.50%), 05/21/20 (a) (b)	1,885	1,886
3.08%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,491
4.05%, 02/04/22 (b)	2,975	3,070
HSBC Holdings PLC
2.72%, (3M USD LIBOR + 0.60%), 05/18/21 (a)	2,760	2,763

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
2.78%, (3M USD LIBOR + 0.65%), 09/11/21 (a) (d)	1,590	1,592
HSBC USA Inc.
2.35%, 03/05/20	2,390	2,390
4.88%, 08/24/20	3,644	3,733
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,688
3.00%, 06/20/22 (b) (e)	2,480	2,498
Imperial Brands Finance PLC
2.95%, 07/21/20 (b)	3,920	3,932
3.75%, 07/21/22 (b)	1,945	2,001
ING Groep N.V.
3.25%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,944
JPMorgan Chase & Co.
2.65%, (3M USD LIBOR + 0.55%), 03/09/21 (a)	3,890	3,893
JPMorgan Chase Bank, National Association
2.60%, 02/01/21	1,085	1,087
KeyBank National Association
3.30%, 02/01/22	1,610	1,655
Lincoln National Corporation
4.00%, 09/01/23	655	694
Marsh & Mclennan Companies, Inc.
3.50%, 12/29/20	2,025	2,057
3.88%, 03/15/24	1,905	2,031
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,119
Mitsubishi UFJ Financial Group Inc
2.92%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	963
3.07%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,255
3.22%, 03/07/22	2,890	2,951
3.13%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	1,555	1,561
Morgan Stanley
5.50%, 01/26/20 - 07/24/20	1,820	1,864
2.73%, (3M USD LIBOR + 0.55%), 02/10/21 (a)	3,065	3,066
2.75%, 05/19/22	2,555	2,590
New York Life Global Funding
2.56%, (3M USD LIBOR + 0.32%), 08/06/21 (a) (b)	2,925	2,932
Nissan Motor Acceptance Corporation
2.15%, 09/28/20 (b)	1,165	1,163
3.65%, 09/21/21 (b)	1,340	1,370
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,712
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,771
Regions Bank
2.70%, (3M USD LIBOR + 0.38%), 04/01/21 (a)	3,320	3,313
2.68%, (3M USD LIBOR + 0.50%), 08/13/21 (a)	985	985
Reinsurance Group of America, Incorporated
6.45%, 11/15/19	2,800	2,814
5.00%, 06/01/21	295	308
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,916
Santander UK PLC
2.13%, 11/03/20	1,035	1,034
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	290	296
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	469
3.55%, 04/15/24 (b)	860	891
Standard Chartered PLC
2.74%, 09/10/22 (b)	1,780	1,783
3.43%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,212
SunTrust Banks, Inc.
2.59%, 01/29/21	3,700	3,703
2.80%, 05/17/22	2,555	2,599
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,088
3.35%, 05/24/21	2,610	2,661
Synchrony Financial
2.70%, 02/03/20	8,115	8,116
3.00%, 06/15/22	880	892
2.85%, 07/25/22	3,600	3,632
Syngenta Finance N.V.
3.70%, 04/24/20 (b)	2,235	2,243
3.93%, 04/23/21 (b)	1,375	1,400
The Charles Schwab Corporation
2.47%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,347
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	2,225	2,225
5.38%, 03/15/20	995	1,008
6.00%, 06/15/20	305	313
2.75%, 09/15/20	1,090	1,095
5.75%, 01/24/22	1,990	2,144
3.38%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,056
3.04%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	737
The Royal Bank of Scotland Group Public Limited Company
6.40%, 10/21/19	715	717
The Toronto-Dominion Bank
2.52%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,937
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,555
U.S. Bank National Association
2.59%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,691
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,094
UBS Group Funding (Switzerland) AG
3.37%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,325
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (b)	2,415	2,455
2.50%, 09/24/21 (b)	575	577
2.70%, 09/26/22 (b)	1,345	1,351
WEA Finance LLC
3.25%, 10/05/20 (b)	805	814
Wells Fargo & Company
2.55%, 12/07/20	230	231
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,617
2.08%, 09/09/22	2,285	2,277
		348,269
Health Care 5.6%
Abbott Laboratories
2.90%, 11/30/21 (e)	2,995	3,047
AbbVie Inc.
2.30%, 05/14/21	2,675	2,679
2.90%, 11/06/22	2,020	2,059
3.20%, 11/06/22	440	451
Actavis LLC
3.25%, 10/01/22	425	434
Allergan Funding SCS
3.45%, 03/15/22	1,380	1,414
AmerisourceBergen Corporation
3.50%, 11/15/21	1,615	1,649
Anthem, Inc.
2.50%, 11/21/20	1,415	1,422
Baxalta Incorporated
3.60%, 06/23/22	680	696
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	1,545	1,576
Becton, Dickinson and Company
2.68%, 12/15/19	1,141	1,141
2.40%, 06/05/20	3,135	3,137
2.98%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	814	814
2.89%, 06/06/22	1,780	1,807
Biogen Inc.
2.90%, 09/15/20	1,760	1,772
Bristol-Myers Squibb Company
2.60%, 05/16/22 (b)	1,075	1,093
2.90%, 07/26/24 (b)	2,235	2,306
Cardinal Health, Inc.
2.62%, 06/15/22	265	266
3.08%, 06/15/24	1,445	1,461
3.50%, 11/15/24	1,760	1,811
Celgene Corporation
2.88%, 08/15/20 - 02/19/21	5,805	5,852

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
3.55%, 08/15/22	1,580	1,641
2.75%, 02/15/23	1,579	1,606
3.25%, 02/20/23	480	494
3.63%, 05/15/24	425	448
Cigna Holding Company
2.79%, 09/17/21	1,560	1,563
3.40%, 09/17/21 (f)	865	885
3.75%, 07/15/23 (f)	1,740	1,820
CVS Health Corporation
2.73%, (3M USD LIBOR + 0.63%), 03/09/20 (a)	149	149
2.82%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,659
3.35%, 03/09/21	1,702	1,730
3.70%, 03/09/23	4,345	4,521
2.63%, 08/15/24	785	788
Elanco Animal Health
3.91%, 08/27/21 (g)	2,730	2,792
4.27%, 08/28/23 (g)	495	520
EMD Finance LLC
2.40%, 03/19/20 (b)	2,440	2,439
2.95%, 03/19/22 (b)	1,005	1,016
Express Scripts Holding Company
2.87%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,346
3.90%, 02/15/22	1,300	1,348
Humana Inc.
2.63%, 10/01/19	1,435	1,435
3.15%, 12/01/22	805	823
2.90%, 12/15/22	430	437
3.85%, 10/01/24	150	158
Life Technologies Corporation
5.00%, 01/15/21	7,255	7,461
McKesson Corporation
3.65%, 11/30/20	3,440	3,494
Medco Health Solutions, Inc.
4.13%, 09/15/20	2,150	2,190
Perrigo Finance Unlimited Company
3.50%, 03/15/21 - 12/15/21	1,055	1,057
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21 (b)	3,335	3,454
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	205	188
		86,349
Energy 4.7%
Cenovus Energy Inc.
5.70%, 10/15/19	3,185	3,189
3.00%, 08/15/22 (e)	2,905	2,926
China Shenhua Energy Company Limited
3.13%, 01/20/20 (c)	5,900	5,907
Columbia Pipeline Group, Inc.
3.30%, 06/01/20	3,350	3,378
Diamondback Energy, Inc.
4.75%, 11/01/24	3,715	3,808
Energy Transfer LP
4.25%, 03/15/23	1,625	1,699
5.88%, 01/15/24	1,935	2,152
Eni S.p.A.
4.00%, 09/12/23 (b)	925	979
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,425
2.80%, 02/15/21	2,455	2,478
3.50%, 02/01/22	2,590	2,673
EQT Corporation
3.09%, (3M USD LIBOR + 0.77%), 10/01/20 (a)	4,155	4,137
Marathon Oil Corporation
2.70%, 06/01/20	2,645	2,646
2.80%, 11/01/22	3,095	3,115
MPLX LP
3.00%, (3M USD LIBOR + 0.90%), 09/09/21 (a)	565	569
3.20%, (3M USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,761
Occidental Petroleum Corporation
2.60%, 08/13/21	2,255	2,270
2.70%, 08/15/22	2,140	2,158
Phillips 66
2.73%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,701
Plains All American Pipeline, L.P.
2.60%, 12/15/19	870	871
5.75%, 01/15/20	1,145	1,157
5.00%, 02/01/21	1,155	1,185
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (h)	6,460	6,673
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,323
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,600	1,684
Williams Partners L.P.
5.25%, 03/15/20	6,790	6,888
3.35%, 08/15/22	1,005	1,027
		72,779
Industrials 4.1%
Air Lease Corporation
2.13%, 01/15/20	3,540	3,540
2.50%, 03/01/21	685	687
3.50%, 01/15/22	1,320	1,354
2.25%, 01/15/23	1,680	1,669
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,564
3.95%, 07/01/24 (b)	690	709
Delta Air Lines, Inc.
2.88%, 03/13/20	4,890	4,905
2.60%, 12/04/20	690	691
Equifax Inc.
2.30%, 06/01/21	2,500	2,498
3.03%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,438
3.60%, 08/15/21	1,350	1,379
FedEx Corporation
3.40%, 01/14/22	775	795
GATX Corporation
2.60%, 03/30/20	3,680	3,684
General Dynamics Corporation
2.56%, (3M USD LIBOR + 0.38%), 05/11/21 (a)	1,300	1,304
General Electric Company
2.70%, 10/09/22	2,265	2,270
Harris Corporation
2.70%, 04/27/20	3,840	3,854
Kansas City Southern
2.35%, 05/15/20	4,580	4,577
Northrop Grumman Corporation
2.55%, 10/15/22	1,825	1,849
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	2,098
4.50%, 03/15/23 (b)	965	1,000
Penske Truck Leasing Co., L.P.
3.05%, 01/09/20 (b)	1,246	1,249
3.20%, 07/15/20 (b)	440	443
3.30%, 04/01/21 (b)	2,678	2,714
3.65%, 07/29/21 (b)	585	598
Republic Services, Inc.
2.50%, 08/15/24	1,975	1,999
Roper Technologies, Inc.
3.00%, 12/15/20	4,140	4,179
3.13%, 11/15/22	3,505	3,599
3.65%, 09/15/23	700	735
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,205
United Technologies Corporation
2.82%, (3M USD LIBOR + 0.65%), 08/16/21 (a)	1,780	1,788
		63,374
Utilities 3.4%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	464
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,684
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,145
Dominion Energy, Inc.
2.58%, 07/01/20 (h)	6,085	6,099
Duke Energy Corporation
3.55%, 09/15/21	780	798

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Edison International
2.13%, 04/15/20	2,911	2,907
ENN energy Holdings Limited
3.25%, 10/23/19 (c)	1,815	1,816
Exelon Generation Company, LLC
5.20%, 10/01/19	287	287
2.95%, 01/15/20	3,180	3,186
FirstEnergy Corp.
2.85%, 07/15/22 (g)	2,300	2,335
Mississippi Power Company
2.75%, (3M USD LIBOR + 0.65%), 03/27/20 (a)	1,140	1,140
NextEra Energy Capital Holdings, Inc.
2.69%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,037
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,461
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,401
San Diego Gas & Electric Company
1.91%, 02/01/22	571	561
Sempra Energy
1.63%, 10/07/19	775	775
2.85%, 11/15/20	8,385	8,445
2.80%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,542
2.88%, 10/01/22	1,400	1,420
State Grid Overseas Investment Limited
2.25%, 05/04/20 (b)	5,995	5,990
The Southern Company
2.35%, 07/01/21	875	877
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	2,105	2,134
		51,504
Information Technology 3.2%
Apple Inc.
2.40%, 05/03/23	1,505	1,531
Avnet, Inc.
3.75%, 12/01/21 (g)	1,513	1,546
Broadcom Corporation
2.38%, 01/15/20	4,455	4,455
3.00%, 01/15/22	4,185	4,225
DXC Technology Company
3.09%, (3M USD LIBOR + 0.95%), 03/01/21 (a)	3,704	3,705
Fidelity National Information Services, Inc.
3.63%, 10/15/20	615	624
2.25%, 08/15/21	3,130	3,135
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,332
Hewlett Packard Enterprise Company
2.10%, 10/04/19 (b)	1,545	1,545
International Business Machines Corporation
2.50%, 01/27/22 (e)	1,140	1,152
2.85%, 05/13/22	1,995	2,038
2.88%, 11/09/22	323	331
Jabil Inc.
5.63%, 12/15/20	1,280	1,326
Keysight Technologies, Inc.
3.30%, 10/30/19	8,835	8,838
Microchip Technology Incorporated
3.92%, 06/01/21	3,270	3,336
NXP B.V.
4.13%, 06/01/21 (b)	1,575	1,616
4.63%, 06/01/23 (b)	1,640	1,743
Xerox Corporation
5.63%, 12/15/19	2,915	2,933
		48,411
Communication Services 2.4%
America Movil, S.A.B. De C.V.
5.00%, 03/30/20	1,129	1,144
Axiata SPV2 Berhad
3.47%, 11/19/20 (c)	1,745	1,760
Baidu, Inc.
2.88%, 07/06/22	2,110	2,122
3.50%, 11/28/22	1,820	1,865
3.88%, 09/29/23	1,320	1,376
Charter Communications Operating, LLC
3.58%, 07/23/20	3,685	3,718
4.46%, 07/23/22	5,925	6,237
Comcast Corporation
3.70%, 04/15/24	2,415	2,573
Crown Communication Inc.
3.72%, 07/15/23 (b)	220	227
Deutsche Telekom International Finance B.V.
2.23%, 01/17/20 (b)	3,135	3,133
Expedia Group, Inc.
5.95%, 08/15/20	785	809
Fox Corporation
3.67%, 01/25/22 (b)	670	693
4.03%, 01/25/24 (b)	785	835
Omnicom Group Inc.
4.45%, 08/15/20	2,307	2,354
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,429
Tencent Holdings Limited
2.88%, 02/11/20 (b)	3,845	3,851
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	700	708
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,789
Weibo Corporation
3.50%, 07/05/24	905	920
		37,543
Materials 2.0%
Anglo American Capital PLC
3.75%, 04/10/22 (b)	726	745
4.13%, 09/27/22 (b)	1,255	1,307
ArcelorMittal
5.50%, 03/01/21 (h)	3,470	3,609
6.25%, 02/25/22 (e) (h)	640	692
Braskem Finance Ltd
5.75%, 04/15/21 (c)	3,810	3,943
CNAC (HK) Finbridge Company Limited
3.00%, 07/19/20	1,945	1,947
4.13%, 03/14/21 (c)	1,840	1,870
Eastman Chemical Company
2.70%, 01/15/20	300	300
International Flavors & Fragrances Inc.
3.40%, 09/25/20	980	991
Legacy Vulcan Corp.
2.72%, (3M USD LIBOR + 0.60%), 06/15/20 (a)	2,080	2,083
2.79%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,905
LyondellBasell Industries N.V.
6.00%, 11/15/21	1,635	1,744
Martin Marietta Materials, Inc.
2.66%, (3M USD LIBOR + 0.50%), 12/20/19 (a)	1,525	1,525
2.80%, (3M USD LIBOR + 0.65%), 05/22/20 (a)	870	868
Packaging Corporation of America
2.45%, 12/15/20	1,415	1,418
Southern Peru Copper Corporation (Sucursal Del Peru)
5.38%, 04/16/20	510	518
Vale Overseas Ltd
4.38%, 01/11/22	3,875	4,005
		31,470
Consumer Discretionary 1.8%
Alibaba Group Holding Limited
3.60%, 11/28/24	1,205	1,264
D.R. Horton, Inc.
2.55%, 12/01/20	1,270	1,273
Dollar Tree, Inc.
3.00%, (3M USD LIBOR + 0.70%), 04/17/20 (a)	2,975	2,978
eBay Inc.
2.15%, 06/05/20	2,155	2,158
Ford Motor Credit Company LLC
3.35%, 11/01/22	2,585	2,586
Harley-Davidson Financial Services, Inc.
2.55%, 06/09/22 (b)	865	863
Invista Finance LLC
4.25%, 10/15/19 (b)	5,260	5,260

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JD.com, Inc.
3.13%, 04/29/21	5,535	5,552
McDonald's Corporation
3.35%, 04/01/23	1,675	1,747
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,035	1,076
QVC, Inc.
4.38%, 03/15/23	790	816
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	640	642
Starbucks Corporation
2.70%, 06/15/22	1,130	1,149
		27,364
Consumer Staples 1.5%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,333
3.80%, 02/14/24	3,320	3,472
BAT Capital Corp.
2.76%, 08/15/22	2,835	2,862
Campbell Soup Company
2.62%, (3M USD LIBOR + 0.50%), 03/16/20 (a)	2,415	2,415
Conagra Brands, Inc.
3.03%, (3M USD LIBOR + 0.75%), 10/22/20 (a)	1,115	1,115
General Mills, Inc.
2.86%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,486
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,538
Molson Coors Brewing Company
2.25%, 03/15/20	2,310	2,309
Pernod Ricard
4.45%, 01/15/22 (b)	2,820	2,959
Tyson Foods, Inc.
2.25%, 08/23/21	1,545	1,547
		23,036
Real Estate 0.8%
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	463
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,804
2.25%, 09/01/21	4,185	4,182
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,359
Service Properties Trust
4.35%, 10/01/24	2,590	2,620
Ventas Realty, Limited Partnership
3.10%, 01/15/23	460	471
		11,899
Total Corporate Bonds And Notes (cost $794,397)		801,998
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.5%
Allegro CLO III Ltd
Series 2015-AR-IA, 3.12%, (3M USD LIBOR + 0.84%), 07/26/27 (a) (b)	2,335	2,330
Ally Auto Receivables Trust
Series 2017-C-2, 2.46%, 09/15/22	395	396
Series 2017-D-2, 2.93%, 11/15/23	550	553
Ally Master Owner Trust
Series 2018-A-4, 3.30%, 07/15/21	2,530	2,584
American Airlines, Inc.
3.70%, 10/15/25	1,838	1,860
American Express Credit Account Master Trust
Series 2019-B-3, 2.00%, 09/15/22	1,540	1,545
AmeriCredit Automobile Receivables Trust
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,143
Series 2015-D-2, 3.00%, 06/08/21	1,342	1,342
Series 2016-A3-4, 1.53%, 07/08/21	61	61
Series 2015-D-3, 3.34%, 08/09/21	1,840	1,846
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,603
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,921
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,216
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,333
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,041
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,114
Angel Oak Mortgage Trust I LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a) (b)	2,395	2,437
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a) (b)	1,420	1,466
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24 (b)	1,590	1,627
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (b)	190	190
Series 2018-A2-A, 2.55%, 10/15/26 (b)	1,323	1,325
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	491	492
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	529	529
Avis Budget Rental Car Funding (AESOP) LLC
Series 2014-A-2A, 2.50%, 02/20/20 (b)	4,571	4,573
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,651
Series 2015-A-2A, 2.63%, 12/20/20 (b)	850	853
Series 2016-A-1A, 2.99%, 06/20/21 (b)	2,200	2,224
Series 2017-B-1A, 3.41%, 09/20/22 (b)	1,400	1,430
Series 2017-A-2A, 2.97%, 03/20/23 (b)	2,130	2,176
Series 2019-A-2A, 3.35%, 09/20/24 (b)	1,670	1,744
Series 2019-B-1A, REMIC, 3.70%, 03/20/22 (b)	625	641
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 2.88%, (1M USD LIBOR + 0.85%), 09/15/20 (a) (b)	2,400	2,394
Bank
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,191	1,198
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	3,266	3,326
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	2,783	2,833
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a) (b)	1,006	1,023
BlueMountain CLO Ltd
Series 2015-A1R-2A, 3.23%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,770	3,771
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33 (b)	892	912
Capital Auto Receivables Asset Trust
Series 2018-B-2, 3.48%, 12/21/20 (b)	885	895
Series 2016-A4-2, 1.63%, 01/20/21	65	65
Series 2018-C-2, 3.69%, 02/22/21 (b)	1,130	1,145
Series 2018-C-1, 3.36%, 06/20/21 (b)	2,280	2,309
Series 2018-D-1, 3.70%, 06/20/21 (b)	2,235	2,272
Series 2017-B-1, 2.43%, 05/20/22 (b)	385	386
Series 2017-C-1, 2.70%, 09/20/22 (b)	620	625
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 3.26%, (3M USD LIBOR + 1.00%), 07/28/28 (a) (b)	3,805	3,799
CarMax Auto Owner Trust
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,670
Series 2017-C-4, 2.70%, 10/15/21	530	532
Series 2015-D-4, 3.00%, 05/16/22	600	600
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	26	26
Citigroup Commercial Mortgage Trust
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	130	130
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	449	448
Citigroup Inc.
Series 2015-A1-P1, REMIC, 1.65%, 04/17/20	206	205
CLNS Trust
Series 2017-A-IKPR, 2.85%, (1M USD LIBOR + 0.80%), 06/11/32 (a) (b)	1,395	1,392
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	543	541
Series 2018-B-A, 3.47%, 04/15/22	970	1,001
Series 2019-A3-A, 3.01%, 10/15/22	1,500	1,531
Cole Park CLO Ltd
Series 2015-AR-1A, 3.33%, (3M USD LIBOR + 1.05%), 10/20/28 (a) (b)	3,985	3,987
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (b)	1,605	1,636
Series 2019-A1-3, 2.76%, 08/25/49 (a) (b)	3,987	3,989

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	326	328
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	116	117
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b)	1,901	1,930
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b)	923	937
Series 2018-A1-4, REMIC, 4.01%, 12/28/48 (b)	1,410	1,446
COMM Mortgage Trust
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	612	610
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	275	274
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,626
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 09/25/31 (a) (b)	1,289	1,289
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 3.46%, (1M USD LIBOR + 1.43%), 05/15/21 (a) (b)	2,680	2,680
Series 2019-D-ICE4, 3.63%, (1M USD LIBOR + 1.60%), 05/15/21 (a) (b)	1,965	1,967
CSAIL Commercial Mortgage Trust
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	329	328
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	155	155
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,460	1,471
Deephave Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a) (b)	850	851
Series 2018-A1-2A, 3.48%, 06/25/22 (a) (b)	1,486	1,512
Series 2018-A3-3A, 3.96%, 10/25/22 (b)	165	169
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a) (b)	995	997
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	86	86
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	81	81
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23 (b)	2,670	2,713
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23 (b)	1,723	1,751
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23 (b)	1,005	1,034
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a) (b)	174	175
Deephaven Residential Mortgage Trust
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23 (b)	1,550	1,547
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (b)	231	231
Series 2017-A-A, 2.69%, 03/25/30 (b)	598	600
Series 2019-A-A, 2.61%, 01/25/34 (b)	2,023	2,019
Enterprise Fleet Financing, LLC
Series 2017-A2-1, 2.13%, 01/20/20 (b)	199	199
Series 2017-A2-2, 1.97%, 04/20/20 (b)	380	379
Series 2017-A2-3, 2.13%, 08/20/20 (b)	1,776	1,775
Series 2018-A2-1, 2.87%, 02/20/21 (b)	1,162	1,167
Series 2018-A2-2, 3.14%, 06/20/21 (b)	1,745	1,759
Series 2017-A3-3, 2.36%, 08/20/21 (b)	955	957
Series 2019-A2-1, 2.98%, 02/22/22 (b)	1,375	1,390
Fannie Mae Connecticut Avenue Securities
Series 2019-2M1-R04, 2.77%, (1M USD LIBOR + 0.75%), 06/25/21 (a) (b) (i)	1,748	1,750
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 3.42%, (1M USD LIBOR + 1.40%), 02/25/49 (a) (b)	1,450	1,450
Series 2018-M1-HRP2, REMIC, 2.87%, (1M USD LIBOR + 0.85%), 02/25/47 (a) (b)	383	383
Series 2018-M2-HRP2, REMIC, 3.27%, (1M USD LIBOR + 1.25%), 02/25/47 (a) (b)	1,725	1,732
Series 2018-M1-HQA2, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	2,558	2,557
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32 (b)	1,262	1,296
Series 2018-A33-1, 3.50%, 02/25/33 (a) (b)	1,436	1,451
GM Financial Automobile Leasing Trust
Series 2017-C-3, 2.73%, 09/20/21	780	780
Series 2018-C-1, 3.11%, 12/20/21	985	988
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,122
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,458
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23 (b)	635	637
GMF Floorplan Owner Revolving Trust
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,562
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	971
Series 2018-A1-4, 3.50%, 09/15/21 (b)	6,665	6,814
Series 2019-A-1, 2.70%, 04/15/22 (b)	1,865	1,894
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 3.43%, (3M USD LIBOR + 1.15%), 10/20/28 (a) (b)	2,180	2,180
Great Wolf Trust
Series 2017-A-WOLF, 2.88%, (1M USD LIBOR + 0.85%), 09/15/34 (a) (b)	761	761
Series 2017-C-WOLF, 3.35%, (1M USD LIBOR + 1.32%), 09/15/34 (a) (b)	2,495	2,494
GreatAmerica Financial Services Corporation
Series 2017-A3-1, 2.06%, 06/22/20 (b)	29	29
Series 2018-A3-1, 2.60%, 06/15/21 (b)	945	947
GS Mortgage Securities Corp Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	249	248
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	190	190
Series 2018-D-FBLU, REMIC, 4.03%, 11/15/20 (b)	800	801
Series 2018-A-FBLU, REMIC, 2.98%, 11/16/20 (b)	1,525	1,525
GS Mortgage-Backed Securities Trust
Series 2014-2A1-EB1A, REMIC, 2.45%, 05/25/21 (a) (b)	269	267
Halcyon Loan Advisors Funding Ltd
Series 2014-B1-3A, 3.98%, 10/22/25	1,960	1,961
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	2,177	2,217
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (b)	319	320
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	363	362
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (a) (b)	3,157	3,202
Series 2019-A3-1, 3.61%, 01/25/59 (a) (b)	2,012	2,043
Series 2018-A1-1, REMIC, 3.77%, 06/25/48 (b)	1,641	1,689
Series 2018-A2-1, REMIC, 3.90%, 06/25/48 (b)	1,313	1,355
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	878
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,701
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, 3.40%, 09/15/24 (a) (b)	3,760	3,760
Series 2019-C-BKWD, 3.65%, 09/15/24 (a) (b)	1,195	1,195
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	20	20
Madison Park Funding XVIII Ltd
Series 2015-A1R-18A, 3.47%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (b)	3,635	3,635
Magnetite XVI Ltd
Series 2015-AR-16A, 3.10%, (3M USD LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,104
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a) (b)	1,214	1,230
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (b)	358	357
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a) (b)	1,598	1,606
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	556	554
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	461	458
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	761
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	274

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	1,025
Morgan Stanley Capital I Trust
Series 2015-A1-MS1, REMIC, 1.64%, 07/17/20	578	576
MVW Owner Trust
Series 2013-B-1A, 2.74%, 01/21/20 (b)	1,153	1,148
Series 2014-A-1A, 2.25%, 10/20/24 (b)	411	410
Series 2013-A-1A, 2.15%, 04/22/30 (b)	114	114
Series 2015-A-1A, 2.52%, 12/20/32 (b)	978	978
Series 2015-B-1A, 2.96%, 12/20/32 (b)	672	670
Series 2017-A-1A, 2.42%, 12/20/34 (b)	336	336
Series 2017-B-1A, 2.75%, 12/20/34 (b)	114	114
Series 2017-C-1A, 2.99%, 12/20/34 (b)	311	312
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	1,025	1,027
Series 2019-A1-CA, 2.82%, 07/15/23 (b)	3,644	3,676
Navient Student Loan Trust
Series 2019-A1-EA, REMIC, 2.39%, 06/15/22 (b)	1,177	1,180
Nelnet, Inc.
Series 2005-A4-4, 2.34%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	1,916	1,841
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 3.10%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,815	3,809
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 3.15%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,335	2,331
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 3.32%, (1M USD LIBOR + 1.29%), 04/15/21 (a) (b)	4,180	4,190
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48 (b)	2,931	3,033
Series 2019-A1-NQM3, 2.80%, 07/25/49 (a) (b)	2,956	2,982
Series 2019-A3-NQM3, 3.09%, 07/25/49 (a) (b)	1,169	1,178
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 2.92%, (1M USD LIBOR + 0.90%), 07/25/59 (a) (b)	1,983	1,963
Series 2019-2A2-EXP2, REMIC, 3.22%, (1M USD LIBOR + 1.20%), 07/25/59 (a) (b)	3,198	3,163
OCP CLO Ltd
Series 2015-A1R-10A, 3.09%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,531
Series 2014-A1RR-7A, 3.40%, (3M USD LIBOR + 1.12%), 07/20/29 (a) (b)	6,010	5,978
OZLM VIII Ltd
Series 2014-A1RR-8A, 3.47%, (3M USD LIBOR + 1.17%), 10/17/29 (a) (b)	2,515	2,512
Planet Fitness Master
Series 2018-A2I-1A, 4.26%, 09/05/22 (b)	2,797	2,848
RETL
Series 2019-A-RVP, REMIC, 3.18%, (1M USD LIBOR + 1.15%), 03/15/21 (a) (b)	2,071	2,072
Santander Drive Auto Receivables Trust
Series 2015-D-4, 3.53%, 10/15/19	1,163	1,164
Series 2017-C-1, 2.58%, 06/15/20	269	269
Series 2018-B-4, 3.27%, 01/15/21	1,570	1,580
Series 2018-B-5, 3.52%, 01/15/21	3,090	3,112
Series 2015-D-3, 3.49%, 05/17/21	3,147	3,152
Series 2016-D-3, 2.80%, 07/15/21	1,400	1,408
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,407
Series 2015-D-5, 3.65%, 12/15/21	1,042	1,045
Series 2018-C-1, 2.96%, 02/15/22	630	633
Series 2016-D-1, 4.02%, 04/15/22	1,620	1,637
Series 2015-E-2, 4.02%, 09/15/22 (b)	1,750	1,751
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,054
Series 2015-E-3, REMIC, 4.50%, 06/15/23 (b)	1,520	1,524
Santander Drive Auto Receivables Trust
Series 2019-C-1, 3.42%, 11/15/22	1,985	2,021
Santander Retail Auto Lease Trust
Series 2017-C-A, 2.96%, 11/21/22 (b)	820	825
Series 2019-A3-A, REMIC, 2.77%, 11/20/21 (b)	1,885	1,913
Series 2019-B-A, REMIC, 3.01%, 01/20/22 (b)	1,710	1,738
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20 (b)	855	859
Series 2017-C-1, 3.17%, 04/15/22 (b)	1,860	1,884
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,166
Series 2019-1C-1, 2.84%, 01/15/25 (b)	1,650	1,647
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34 (b)	1,273	1,333
Series 2018-A19-CH4, 4.50%, 09/25/34 (b)	830	874
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a) (b)	2,239	2,269
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (b)	749	790
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a) (b)	3,202	3,274
Sierra Timeshare Receivables Funding LLC
Series 2015-A-3A, 2.58%, 06/20/23 (b)	141	141
Series 2017-A-1A, 2.91%, 07/20/24 (b)	243	246
Series 2019-A-2A, 2.59%, 03/20/26 (b)	3,701	3,716
Series 2015-A-1A, 2.40%, 03/20/32 (b)	783	783
Series 2015-A-2A, 2.43%, 06/20/32 (b)	432	431
Series 2016-A-1A, 3.08%, 03/21/33 (b)	448	451
Series 2016-A-2A, 2.33%, 07/20/33 (b)	287	286
Series 2019-A-1A, 3.20%, 01/20/36 (b)	1,060	1,089
SLIDE
Series 2018-D-FUN, 3.88%, (1M USD LIBOR + 1.85%), 06/15/21 (a) (b)	1,893	1,902
SLM Student Loan Trust
Series 2007-A4-7, 2.61%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,171	1,143
Series 2008-A-9, 3.78%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	513	516
Series 2008-A4-5, 3.98%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	705	708
Series 2010-A-1, 2.42%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,586	2,528
SMB Private Education Loan Trust
Series 2015-A2B-A, 3.03%, (1M USD LIBOR + 1.00%), 04/15/23 (a) (b)	782	783
Series 2018-A2B-B, 2.75%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,985	4,956
Series 2014-A3-A, 3.53%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,462
Series 2016-A2B-C, 3.13%, (1M USD LIBOR + 1.10%), 09/15/34 (a) (b)	2,854	2,877
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (b)	1,448	1,462
Starwood Mortgage Residential Trust
Series 2019-A1-1, REMIC, 2.94%, 06/25/49 (b)	2,467	2,465
Series 2019-A3-1, REMIC, 3.30%, 06/25/49 (b)	1,683	1,682
Synchrony Card Issuance Trust
Series 2019-A-A2, 2.34%, 06/15/22	4,390	4,427
Synchrony Credit Card Master Note Trust
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,581
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,534
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,820
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a) (b)	4,129	4,196
Series 2018-A1A-5, 3.25%, 02/25/25 (b)	3,915	3,987
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a) (b)	1,091	1,091
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,125	1,125
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a) (b)	581	582
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a) (b)	827	819
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a) (b)	545	548
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a) (b)	1,148	1,152
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a) (b)	1,871	1,880
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a) (b)	4,668	4,688
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a) (b)	720	728
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a) (b)	2,502	2,515
Toyota Auto Receivables Owner Trust
Series 2019-A4-A, 3.00%, 11/15/22	1,545	1,590

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
United AirlinesPass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	845	849
Verizon Owner Trust
Series 2016-C-2A, 2.36%, 05/20/21 (b)	1,690	1,691
Series 2017-C-1A, 2.65%, 09/20/21 (b)	840	842
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,776
Series 2017-C-3A, 2.53%, 04/20/22 (b)	2,135	2,142
Series 2019-A1A-B, 2.33%, 08/22/22	2,205	2,220
Series 2018-C-1A, 3.20%, 09/20/22 (b)	2,340	2,377
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48 (b)	319	319
Series 2019-A1-INV1, 3.40%, 12/25/58 (a) (b)	1,203	1,217
Series 2019-M1-INV1, 4.03%, 12/25/58 (a) (b)	495	500
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	530	543
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	333	341
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (b) (h)	2,317	2,339
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (b) (h)	3,836	3,821
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (b) (h)	2,294	2,281
Volvo Financial Equipment Master Owner Trust
Series 2017-A-A, 2.53%, 11/16/20 (b)	620	622
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 03/17/20	3,900	3,898
Series 2016-A1-LC24, REMIC, 1.44%, 10/19/20	64	64
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	—	—
Series 2016-A1-C32, REMIC, 1.58%, 10/19/20	1,086	1,082
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,071
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	668
Total Non-U.S. Government Agency Asset-Backed Securities (cost $404,878)		407,285
GOVERNMENT AND AGENCY OBLIGATIONS 20.1%
U.S. Treasury Note 9.4%
Treasury, United States Department of
1.75%, 07/31/21 (j)	25,000	25,035
2.50%, 02/15/22	6,325	6,453
2.38%, 03/15/22	20,350	20,738
2.25%, 04/15/22	19,025	19,322
2.13%, 05/15/22	16,780	17,000
1.75%, 06/15/22 - 07/15/22	46,540	46,742
1.50%, 09/15/22	5,260	5,251
2.88%, 11/30/23	3,730	3,926
		144,467
Mortgage-Backed Securities 5.7%
Federal Home Loan Mortgage Corporation
5.50%, 10/01/19 - 07/01/20	—	—
4.50%, 08/01/20	—	—
5.00%, 12/01/23	268	278
4.28%, (12M USD LIBOR + 1.75%), 09/01/33 (a)	7	7
4.46%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 09/01/33 (a)	30	31
4.51%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	16	17
4.69%, (12M USD LIBOR + 1.89%), 11/01/34 (a)	11	12
4.69%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	4	4
4.73%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	8	9
4.75%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	25	27
4.68%, (12M USD LIBOR + 1.68%), 01/01/35 (a)	9	10
4.72%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	13	13
4.75%, (12M USD LIBOR + 1.62%), 02/01/35 (a)	11	11
4.75%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	5	5
4.79%, (12M USD LIBOR + 1.68%), 02/01/35 (a)	10	11
4.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	19	20
4.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	23	24
4.99%, (12M USD LIBOR + 1.90%), 02/01/35 (a)	16	16
4.56%, (12M USD LIBOR + 1.75%), 06/01/35 (a)	150	157
4.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	310	326
4.16%, (12M USD LIBOR + 1.71%), 10/01/35 (a)	49	51
4.60%, (12M USD LIBOR + 1.73%), 11/01/35 (a)	48	50
4.73%, (12M USD LIBOR + 1.62%), 03/01/36 (a)	75	78
6.00%, 09/01/34 - 01/01/38	705	806
7.50%, 06/01/38	466	541
7.00%, 03/01/39	442	511
REMIC, 2.75%, (1M USD LIBOR + 0.73%), 07/26/49 (a) (b)	1,634	1,634
Federal National Mortgage Association, Inc.
5.00%, 12/01/19 - 09/01/48	5,434	5,905
3.50%, 11/01/26 - 01/01/46	2,440	2,533
3.00%, 03/01/30 - 11/25/47	6,650	6,843
TBA, 3.50%, 10/15/32 - 11/15/32 (k)	2,006	2,074
6.50%, 07/01/32 - 12/01/32	343	390
4.67%, (12M USD LIBOR + 1.62%), 03/01/33 (a)	1	1
3.99%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	10	11
4.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 (a)	131	137
4.70%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (a)	8	9
4.72%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	100	105
4.77%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (a)	2	3
4.33%, (12M USD LIBOR + 1.56%), 10/01/34 (a)	4	4
4.22%, (12M USD LIBOR + 1.34%), 11/01/34 (a)	2	2
4.53%, (12M USD LIBOR + 1.67%), 11/01/34 (a)	29	30
4.73%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	139	147
4.62%, (12M USD LIBOR + 1.68%), 12/01/34 (a)	14	14
4.59%, (12M USD LIBOR + 1.64%), 01/01/35 (a)	7	7
4.65%, (12M USD LIBOR + 1.52%), 01/01/35 (a)	15	15
4.67%, (12M USD LIBOR + 1.54%), 01/01/35 (a)	26	27
4.75%, (12M USD LIBOR + 1.63%), 01/01/35 (a)	21	22
4.73%, (12M USD LIBOR + 1.64%), 02/01/35 (a)	11	12
4.84%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 02/01/35 (a)	35	37
4.38%, (12M USD LIBOR + 1.36%), 03/01/35 (a)	12	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	131	138
4.86%, (12M USD LIBOR + 1.99%), 04/01/35 (a)	144	152
4.93%, (12M USD LIBOR + 1.81%), 04/01/35 (a)	35	37
4.31%, (12M USD LIBOR + 1.43%), 05/01/35 (a)	145	151
4.46%, (12M USD LIBOR + 1.43%), 05/01/35 (a)	40	42
4.58%, (12M USD LIBOR + 1.64%), 05/01/35 (a)	19	20
4.44%, (12M USD LIBOR + 1.69%), 06/01/35 (a)	97	102
4.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	117	123
4.70%, (12M USD LIBOR + 1.84%), 07/01/35 (a)	86	91
3.81%, (6M USD LIBOR + 1.39%), 08/01/35 (a)	321	331
4.44%, (12M USD LIBOR + 1.60%), 08/01/35 (a)	111	116
4.16%, (12M USD LIBOR + 1.48%), 11/01/35 (a)	160	167
4.69%, (12M USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (a)	226	236
4.80%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	138	145
4.77%, (12M USD LIBOR + 1.64%), 03/01/36 (a)	73	76
4.80%, (12M USD LIBOR + 1.74%), 03/01/36 (a)	103	108
6.00%, 03/01/34 - 02/01/49	5,046	5,769
5.50%, 01/01/24 - 12/01/39	6,795	7,570
4.50%, 12/01/20 - 12/01/48	15,028	15,995
4.00%, 06/01/33 - 08/01/49	6,449	6,777
Government National Mortgage Association
6.00%, 07/15/36	935	1,056
5.00%, 12/20/34 - 08/20/48	11,446	12,189
4.50%, 09/20/40 - 04/20/49	2,209	2,334
3.50%, 03/20/43 - 02/20/48	4,225	4,444
5.50%, 07/15/20 - 12/20/48	4,010	4,353
4.00%, 02/20/48 - 10/20/48	2,370	2,472
		87,983
U.S. Government Agency Obligations 3.1%
Federal Home Loan Mortgage Corporation
1.63%, 09/29/20 (e) (l)	21,435	21,392
Federal National Mortgage Association, Inc.
1.25%, 08/17/21 (l)	26,125	25,922
		47,314
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corporation
Series 2017-M1-HQA2, 2.82%, (1M USD LIBOR + 0.80%), 12/26/29 (a)	385	385
Series 2017-M1-HQA3, 2.57%, (1M USD LIBOR + 0.55%), 04/25/30 (a)	67	67
Series 2018-M1-SPI3, 4.16%, 08/25/48 (a) (b)	663	669
Series 2017-M1-DNA1, REMIC, 3.22%, (1M USD LIBOR + 1.20%), 07/25/29 (a)	711	713
Series 2017-M1-HQA1, REMIC, 3.22%, (1M USD LIBOR + 1.20%), 08/27/29 (a)	802	803
Series 2017-M1-DNA2, REMIC, 3.22%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	2,589	2,600
Series 2017-M1-DNA3, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	1,646	1,646
Series PA-3713, REMIC, 2.00%, 02/15/40	2,050	2,042
Series 2017-M1-SC02, REMIC, 3.85%, 05/25/47 (a)	487	495
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a)	186	187
Series 2018-M1-SPI2, REMIC, 3.82%, 05/25/48 (a)	801	806
Series 2018-M1-DNA3, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 09/25/48 (a) (b)	1,412	1,414
Federal National Mortgage Association, Inc.
Series 2017-1M1-C01, 3.32%, (1M USD LIBOR + 1.30%), 01/25/27 (a)	405	406
Series 2017-2M1-C02, 3.17%, (1M USD LIBOR + 1.15%), 09/25/29 (a) (b)	1,012	1,014
Series 2017-2ED3-C02, 3.37%, (1M USD LIBOR + 1.35%), 09/25/29 (a) (b)	1,890	1,893
Series 2017-2M1-C04, 2.87%, (1M USD LIBOR + 0.85%), 11/26/29 (a)	1,047	1,047
Series 2019-1M1-R05, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 07/25/21 (a) (b)	2,620	2,623
Series 2019-2M1-R01, REMIC, 2.87%, 01/25/22 (b)	1,571	1,573
Series 2017-1M1-C03, REMIC, 2.97%, (1M USD LIBOR + 0.95%), 10/25/29 (a)	1,630	1,632
Series 2017-1M1-C05, REMIC, 2.57%, (1M USD LIBOR + 0.55%), 01/25/30 (a)	799	799
Series 2017-1M1-C06, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	804	804
Series 2017-2M1-C06, REMIC, 2.77%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	173	173
Series 2018-2M1-C02, REMIC, 2.67%, (1M USD LIBOR + 0.65%), 08/26/30 (a)	270	270
Series 2018-1M1-C03, REMIC, 2.70%, (1M USD LIBOR + 0.68%), 10/25/30 (a)	1,997	1,996
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	3,107	3,167
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.34%, 09/20/48	92	92
		29,316
Total Government And Agency Obligations (cost $307,227)		309,080
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (m) (n)	5,249	5,249
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (m) (n)	4,731	4,731
T. Rowe Price Government Reserve Fund, 1.95% (m) (n)	—	—
Commercial Paper 0.2%
Ford Motor Credit Company LLC
3.15%, 07/27/20 (o)	1,815	1,769
2.84%, 08/04/20 (o)	1,595	1,553
		3,322
Total Short Term Investments (cost $13,303)		13,302
Total Investments 99.7% (cost $1,519,805)		1,531,665
Other Derivative Instruments (0.0)%		(44)
Other Assets and Liabilities, Net 0.3%		5,005
Total Net Assets 100.0%		1,536,626

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $476,107 and 31.0% of the Fund.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Convertible security.

(e) All or a portion of the security was on loan as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $2,074.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(o) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 3.47%, 11/19/20	10/03/18	1,744	1,760	0.1
Braskem Finance Ltd, 5.75%, 04/15/21	07/09/19	3,967	3,943	0.3
China Shenhua Energy Company Limited, 3.13%, 01/20/20	01/13/15	5,899	5,907	0.4
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	03/07/18	1,837	1,870	0.1
Eastern Creation II Investment Holdings Ltd., 2.75%, 09/26/20	09/19/17	3,338	3,365	0.2
ENN energy Holdings Limited, 3.25%, 10/23/19	04/17/18	1,815	1,816	0.1
		18,600	18,661	1.2

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	2,009	January 2020	433,972	(63)	(1,033)

Short Contracts
United States 10 Year Note	(242)	December 2019	(31,849)	19	314
United States 5 Year Note	(5)	January 2020	(592)	—	(4)
				19	310

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 97.4%
Financials 18.3%
American Express Company	92	10,831
American International Group, Inc.	3,225	179,655
AXA Equitable Holdings, Inc.	777	17,213
Bank of America Corporation	456	13,295
Chubb Limited	476	76,807
Citigroup Inc.	819	56,563
CME Group Inc.	138	29,098
Fifth Third Bancorp	760	20,804
Intercontinental Exchange, Inc.	732	67,519
JPMorgan Chase & Co.	720	84,691
Marsh & McLennan Cos. Inc.	483	48,331
Morgan Stanley	43	1,818
PNC Financial Services Group Inc.	29	4,022
U.S. Bancorp	276	15,299
Wells Fargo & Co.	2,756	139,028
Willis Towers Watson Public Limited Company (a)	248	47,888
		812,862
Information Technology 15.1%
Analog Devices, Inc.	174	19,423
ASML Holding - ADR	141	35,094
Broadcom Inc.	42	11,564
Cisco Systems, Inc.	963	47,573
Fidelity National Information Services, Inc.	214	28,387
Keysight Technologies, Inc. (b)	466	45,314
Micron Technology Inc. (b)	1,298	55,619
Microsoft Corp.	1,508	209,643
Motorola Solutions Inc.	215	36,591
NVIDIA Corporation	61	10,670
NXP Semiconductors N.V.	450	49,130
Qualcomm Incorporated	279	21,308
Synopsys Inc. (b)	318	43,700
TE Connectivity Ltd.	282	26,309
Texas Instruments Incorporated	236	30,557
		670,882
Health Care 14.0%
AbbVie Inc.	254	19,266
Alcon AG (b)	611	35,641
Becton, Dickinson and Company	246	62,129
Boston Scientific Corp. (b)	1,086	44,177
Danaher Corporation	835	120,577
Elanco Animal Health (b)	795	21,130
Medtronic Public Limited Company	712	77,384
Merck & Co., Inc.	759	63,876
Stryker Corp.	149	32,136
Teleflex Inc.	55	18,516
Thermo Fisher Scientific Inc.	351	102,292
Zimmer Biomet Holdings, Inc.	163	22,410
		619,534
Utilities 12.5%
CenterPoint Energy, Inc.	843	25,436
Edison International	776	58,560
Entergy Corporation	774	90,864
Evergy, Inc.	52	3,486
Exelon Corporation	29	1,406
NextEra Energy, Inc.	741	172,527
NiSource Inc.	1,259	37,668
Sempra Energy	705	104,104
The Southern Company	989	61,120
		555,171
Industrials 11.4%
Delta Air Lines Inc.	37	2,120
Fortive Corporation	140	9,599
General Electric Company	11,522	103,007
Honeywell International Inc.	256	43,390
Jacobs Engineering Group Inc.	437	39,957
Northrop Grumman Systems Corp.	110	41,360
Republic Services Inc.	81	7,016
Roper Industries Inc.	87	31,060
The Boeing Company	357	135,787
United Parcel Service Inc. - Class B	676	81,023
Waste Connections, Inc. (c)	130	11,952
		506,271
Consumer Staples 6.1%
ConAgra Brands Inc.	1,600	49,097
PepsiCo Inc.	33	4,589
Tyson Foods Inc. - Class A	1,966	169,337
Walmart Inc.	389	46,222
		269,245
Materials 5.0%
Air Products and Chemicals, Inc.	90	19,857
Ball Corporation	355	25,863
CF Industries Holdings Inc.	673	33,090
DuPont de Nemours, Inc	573	40,838
Linde Public Limited Company	280	54,300
Packaging Corp. of America	408	43,265
PPG Industries Inc.	41	4,883
		222,096
Real Estate 4.7%
AvalonBay Communities, Inc.	72	15,547
Crown Castle International Corp.	240	33,403
ProLogis Inc.	1,025	87,311
Public Storage	161	39,564
Ventas, Inc.	448	32,708
		208,533
Energy 4.2%
BP P.L.C. - ADR	589	22,374
Chevron Corp.	74	8,799
ConocoPhillips	325	18,521
EOG Resources, Inc.	409	30,349
Targa Resources Corp.	306	12,280
TC Energy Corporation	1,474	76,328
Total SA - ADR	295	15,355
		184,006
Consumer Discretionary 3.9%
Dollar Tree Inc. (b)	834	95,225
McDonald's Corporation	213	45,768
Ross Stores Inc.	184	20,191
Royal Caribbean Cruises Ltd.	55	5,991
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	30	7,563
		174,738
Communication Services 2.2%
Alphabet Inc. - Class C (b)	35	42,550
Comcast Corporation - Class A	968	43,638
Electronic Arts Inc. (b)	120	11,782
		97,970
Total Common Stocks (cost $3,788,214)		4,321,308
PREFERRED STOCKS 1.4%
Utilities 0.8%
Sempra Energy, 6.75%, 07/15/21 (d)	49	5,710
Sempra Energy, 6.00%, 01/15/21 (d)	95	11,267
The Southern Company, 6.75%, 08/01/22 (b) (d)	353	18,863
		35,840
Health Care 0.2%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (d)	163	10,064
Information Technology 0.2%
Broadcom Inc., 8.00%, 09/30/22 (b) (d)	9	9,135
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (a) (d)	7	6,475
Total Preferred Stocks (cost $56,382)		61,514
CORPORATE BONDS AND NOTES 0.2%
Utilities 0.2%
Pacific Gas And Electric Company
0.00%, 12/01/46 - 12/01/47 (b) (c) (e)	6,347	6,152
Total Corporate Bonds And Notes (cost $5,827)		6,152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (f) (g)	48,826	48,826
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (f) (g)	4,125	4,125
T. Rowe Price Government Reserve Fund, 1.95% (f) (g)	19,510	19,510
		23,635
Total Short Term Investments (cost $72,461)		72,461
Total Investments 100.6% (cost $3,922,884)		4,461,435
Other Assets and Liabilities, Net (0.6)%		(24,612)
Total Net Assets 100.0%		4,436,823

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Convertible security.

(e) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Emerging Markets Government Bond ETF	117	9,439
Vanguard FTSE Developed Markets ETF	1,592	65,412
Vanguard Global ex-U.S. Real Estate ETF	127	7,414
Vanguard Growth ETF	184	30,652
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	128	11,649
Vanguard Mid-Cap ETF	227	38,097
Vanguard Mortgage-Backed Securities ETF	490	26,080
Vanguard MSCI Emerging Markets ETF	994	40,009
Vanguard REIT ETF	87	8,069
Vanguard Small-Cap ETF (a)	93	14,372
Vanguard Total Bond Market ETF	295	24,890
Vanguard Total Stock Market ETF (a)	435	65,667
Vanguard Value ETF (a)	285	31,801
Total Investment Companies (cost $364,638)		373,551
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	5,184	5,184
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	1,059	1,059
Total Short Term Investments (cost $6,243)		6,243
Total Investments 101.6% (cost $370,881)		379,794
Other Assets and Liabilities, Net (1.6)%		(6,009)
Total Net Assets 100.0%		373,785

(a)  All or a portion of the security was on loan as of September 30, 2019.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.7%
Vanguard Emerging Markets Government Bond ETF	263	21,184
Vanguard FTSE Developed Markets ETF	688	28,283
Vanguard Global ex-U.S. Real Estate ETF	46	2,684
Vanguard Growth ETF	56	9,306
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	339	30,924
Vanguard Mid-Cap ETF	74	12,412
Vanguard Mortgage-Backed Securities ETF	1,013	53,947
Vanguard MSCI Emerging Markets ETF	313	12,594
Vanguard REIT ETF	31	2,921
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	149	7,319
Vanguard Small-Cap ETF (a)	25	3,902
Vanguard Total Bond Market ETF	575	48,516
Vanguard Total Stock Market ETF	183	27,560
Vanguard Value ETF	97	10,834
Total Investment Companies (cost $264,118)		272,386
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	3,621	3,621
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	364	364
Total Short Term Investments (cost $3,985)		3,985
Total Investments 101.1% (cost $268,103)		276,371
Other Assets and Liabilities, Net (1.1)%		(3,140)
Total Net Assets 100.0%		273,231

(a)  All or a portion of the security was on loan as of September 30, 2019.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Vanguard Emerging Markets Government Bond ETF	231	18,602
Vanguard FTSE Developed Markets ETF	1,162	47,745
Vanguard Global ex-U.S. Real Estate ETF	89	5,218
Vanguard Growth ETF	140	23,198
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	270	24,597
Vanguard Mid-Cap ETF	160	26,815
Vanguard Mortgage-Backed Securities ETF	919	48,950
Vanguard MSCI Emerging Markets ETF	649	26,120
Vanguard REIT ETF	61	5,679
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	105	5,174
Vanguard Small-Cap ETF	44	6,744
Vanguard Total Bond Market ETF	479	40,428
Vanguard Total Stock Market ETF	319	48,229
Vanguard Value ETF	220	24,577
Total Investment Companies (cost $341,805)		352,076
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	5,855	5,855
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	1,212	1,212
Total Short Term Investments (cost $7,067)		7,067
Total Investments 101.8% (cost $348,872)		359,143
Other Assets and Liabilities, Net (1.8)%		(6,194)
Total Net Assets 100.0%		352,949

(a)  All or a portion of the security was on loan as of September 30, 2019.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 53.2%
Financials 21.8%
Act II Global Acquisition Corp. - Class A (a)	126	1,237
Alberton Acquisition Corp (a) (b)	42	434
Apex Technology Acquisition Corp (a)	137	1,391
Apollo Global Management, LLC (c)	42	1,577
Big Rock Partners Acquisition Corp. (a)	113	1,185
CF Finance Acquisition Corp. - Class A (a)	234	2,368
Chaserg Technology Acquisition Corp. - Class A (a)	38	377
Churchill Capital Corp II - Class A (a)	31	324
Collier Creek Holdings (a)	36	365
Genworth Financial, Inc. - Class A (a)	25	111
GigCapital, Inc. (a)	302	3,081
GigCapital2 Inc (a)	62	634
Greenland Acquisition Corporation (a)	163	1,685
Haymaker Acquisition Corp. (a)	98	1,009
Kaixin Auto Holdings (a)	25	45
Legacy Acquisition Corp. - Class A (a) (d)	356	3,627
Leo Holdings Corp. (a)	134	1,377
Monocle Acquisition Corporation (a)	24	239
Mudrick Capital Acquisition Corp. - Class A (a)	44	452
New Providence Acquisition Corp. (a)	46	460
Oaktree Capital Group LLC - Class A	257	13,798
Pivotal Acquisition Corporation - Class A (a)	60	608
Pivotal Investment Corporation II (a)	234	2,377
Pure Acquisition Corp. - Class A (a)	110	1,123
Reebonz Holding Limited (a)	1	1
Regalwood Global Energy Ltd. - Class A (a)	240	2,477
SunTrust Banks Inc. (d)	183	12,597
Thunder Bridge Acquisition II, Ltd (a)	232	2,367
Trinity Merger Corp. - Class A (a)	420	4,385
Tuscan Holdings Corp. (a)	174	1,752
Twelve Seas Investment Company (a)	146	1,493
Vectoiq Acquisition Corp. (a)	121	1,236
		66,192
Health Care 11.9%
Alder BioPharmaceuticals, Inc. (a)	98	1,858
Allergan Public Limited Company (d)	80	13,427
Celgene Corp. (a) (d)	139	13,782
Medidata Solutions, Inc. (a)	14	1,305
WellCare Health Plans, Inc. (a)	22	5,745
		36,117
Industrials 5.9%
Advanced Disposal Services, Inc. (a) (d)	42	1,378
Genesee & Wyoming Inc. - Class A (a) (d)	32	3,484
Masco Corp. (c)	81	3,384
Milacron Holdings Corp. (a) (d)	310	5,166
WABCO Holdings Inc. (a) (d)	35	4,692
		18,104
Communication Services 4.4%
Akazoo Internet and Digital Appliances Enterprises (a)	24	152
Fox Corporation - Class A	76	2,382
IAC/InterActiveCorp (a) (c)	8	1,822
Sprint Corporation (a)	499	3,080
Viacom Inc. - Class B (d)	156	3,759
Zayo Group Holdings, Inc. (a)	61	2,065
		13,260
Consumer Discretionary 3.8%
Caesars Entertainment Corp. (a) (d)	709	8,271
Hilton Grand Vacations Inc. (a) (c)	7	211
MGM Resorts International (c)	112	3,110
		11,592
Energy 2.3%
Buckeye Partners, L.P. (d)	83	3,424
Columbia Pipeline Group Inc. (a) (b) (e) (f)	134	3,417
EnCana Corp.	18	84
Occidental Petroleum Corporation (c)	1	55
		6,980
Materials 2.2%
Andina Acquisition Corp. III (a)	7	70
Corteva, Inc. (c)	46	1,295
Dow Holdings Inc. (c)	46	2,205
DuPont de Nemours, Inc (c)	46	3,299
		6,869
Information Technology 0.9%
Cypress Semiconductor Corp.	55	1,284
Versum Materials, Inc.	25	1,347
		2,631
Total Common Stocks (cost $158,736)		161,745
CORPORATE BONDS AND NOTES 9.7%
Communication Services 3.0%
NII Holdings, Inc.
4.25%, 08/15/23 (g) (h)	3,135	3,264
Sinclair Television Group, Inc.
6.13%, 10/01/22	4,672	4,757
T-Mobile USA, Inc.
6.50%, 01/15/24	406	422
Zayo Group, LLC
5.75%, 01/15/27 (h)	582	596
		9,039
Financials 2.6%
Inmarsat Finance PLC
6.50%, 10/01/24 (h)	774	813
Nielsen Finance LLC
5.00%, 04/15/22 (h)	7,069	7,106
		7,919
Materials 1.3%
Arconic Inc.
5.40%, 04/15/21	1,269	1,311
Univar USA Inc.
6.75%, 07/15/23 (h)	2,598	2,637
		3,948
Industrials 1.2%
APX Group, Inc.
7.88%, 12/01/22	3,774	3,764
Energy 0.7%
MEG Energy Corp.
6.50%, 01/15/25 (h)	2,029	2,097
Utilities 0.5%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,552
Consumer Discretionary 0.4%
Caesars Entertainment Corporation
5.00%, 10/01/24 (g)	719	1,219
Total Corporate Bonds And Notes (cost $28,634)		29,538
INVESTMENT COMPANIES 8.3%
Altaba Inc	645	12,561
Apollo Senior Floating Rate Fund (d)	55	820
Apollo Tactical Income Fund	35	528
Ares Dynamic Credit Allocation Fund Inc.	11	160
BlackRock Debt Strategies Fund Inc.	186	2,002
BlackRock Floating Rate Income Strategies Fund Inc.	47	595
Eaton Vance Floating-Rate Income Trust	90	1,191
First Trust Senior Floating Rate Income Fund II	55	657
Invesco Dynamic Credit Opportunities Fund	112	1,230
Invesco Senior Income Trust	304	1,275
Nuveen Credit Strategies Income Fund	4	27
Voya Prime Rate Trust	309	1,456
Western Asset High Income Opportunity Fund Inc (d)	517	2,609
Total Investment Companies (cost $53,836)		25,111
PREFERRED STOCKS 4.0%
Financials 3.2%
Federal Home Loan Mortgage Corporation - Series Z, 8.38%, (callable at 25 beginning 12/31/22) (a) (b) (i)	343	4,496
Federal National Mortgage Association, Inc. - Series S, 8.25%, (callable at 25 beginning 12/31/20) (a) (b) (d) (i)	390	5,207
		9,703

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Real Estate 0.8%
Colony Capital, Inc., 8.75%, (callable at 25 beginning 11/12/19) (i)	93	2,340
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 11/14/19) (i)	7	166
		2,506
Total Preferred Stocks (cost $11,227)		12,209
SENIOR LOAN INTERESTS 3.1%
Information Technology 2.0%
Avaya, Inc.
2018 Term Loan B, 6.28%, (3M LIBOR + 4.25%), 12/14/24 (j)	901	854
2018 Term Loan B, 6.43%, (3M LIBOR + 4.25%), 12/14/24 (j)	537	509
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (j)	4,609	4,632
		5,995
Consumer Discretionary 1.1%
Cengage Learning, Inc.
2016 Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/07/23 (j)	1,881	1,776
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 6.11%, (3M LIBOR + 4.00%), 05/04/22 (j)	1,881	1,765
		3,541
Total Senior Loan Interests (cost $9,760)		9,536
WARRANTS 0.2%
Act II Global Acquisition Corp. (a)	63	58
Akazoo Internet and Digital Appliances Enterprises (a)	120	93
CF Finance Acquisition Corp. (a)	175	105
Chaserg Technology Acquisition Corp. (a)	19	13
Collier Creek Holdings (a)	12	13
Kaixin Auto Holdings (a)	123	—
Legacy Acquisition Corp. (a)	356	124
Monocle Acquisition Corporation (a)	24	10
Mudrick Capital Acquisition Corp. (a)	44	25
Pivotal Acquisition Corporation (a)	78	100
Pure Acquisition Corp. (a)	44	45
Reebonz Holding Limited (a)	51	—
Total Warrants (cost $582)		586
OTHER EQUITY INTERESTS 0.0%
Winthrop Realty Trust Escrow (a) (b) (k) (l)	51	31
Total Other Equity Interests (cost $248)		31
RIGHTS 0.0%
Dyax Corp. (a) (b) (k)	134	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 11.4%
Investment Companies 11.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (m) (n)	34,500	34,500
Total Short Term Investments (cost $34,500)		34,500
Total Investments 89.9% (cost $297,523)		273,259
Total Securities Sold Short (14.9)% (proceeds $43,705)		(45,427)
Total Purchased Options 0.3% (cost $1,427)		955
Other Derivative Instruments (1.8)%		(5,368)
Other Assets and Liabilities, Net 26.5%		80,690
Total Net Assets 100.0%		304,109

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Shares subject to merger appraisal rights.

(g) Convertible security.

(h) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $16,513 and 5.4% of the Fund.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (14.9%)
COMMON STOCKS (14.4%)
Financials (6.7%)
BB&T Corporation	(237)	(12,646)
Brookfield Asset Management Inc. - Class A	(148)	(7,883)
		(20,529)
Health Care (5.0%)
AbbVie Inc.	(69)	(5,233)
Bristol-Myers Squibb Co.	(139)	(7,038)
Centene Corporation	(68)	(2,931)
		(15,202)
Consumer Discretionary (1.0%)
Alibaba Group Holding Limited - ADS	—	(52)
Eldorado Resorts, Inc.	(74)	(2,951)
		(3,003)
Communication Services (0.8%)
CBS Corporation - Class B	(11)	(456)
Discovery, Inc. - Class A	(22)	(583)
T-Mobile US Inc.	(18)	(1,430)
		(2,469)
Industrials (0.5%)
Hillenbrand Inc.	(50)	(1,545)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Real Estate (0.4%)
Brookfield Property Partners L.P.	(58)	(1,169)
Total Common Stocks (proceeds $42,175)		(43,917)
CORPORATE BONDS AND NOTES (0.5%)
Industrials (0.5%)
APX Group, Inc.
7.63%, 09/01/23	(1,548)	(1,383)
Total Corporate Bonds And Notes (proceeds $1,396)		(1,383)
RIGHTS (0.0%)
Celgene Corporation (a) (b)	(63)	(127)
Total Rights (proceeds $134)		(127)
Total Securities Sold Short (14.9%) (proceeds $43,705)		(45,427)

(a) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alder BioPharmaceuticals, Inc.	Put	17.50	01/17/20	985	14
Apollo Global Management, LLC	Put	37.00	10/18/19	658	47
Axalta Coating Systems Ltd.	Put	26.00	10/18/19	1,242	9
Axalta Coating Systems Ltd.	Put	25.00	10/18/19	529	2
CBS Corporation	Put	37.50	10/18/19	489	11
CBS Corporation	Put	40.00	12/20/19	335	67
CBS Corporation	Put	32.50	12/20/19	1,307	41
CBS Corporation	Put	35.00	12/20/19	8	1
Centene Corporation	Put	40.00	12/20/19	71	11
Corteva, Inc.	Put	24.00	12/20/19	233	12
Dow Inc.	Put	40.00	10/18/19	462	4
DuPont de Nemours, Inc	Put	60.00	12/20/19	463	40
Hilton Grand Vacations Inc.	Put	31.00	10/18/19	554	44
Hilton Grand Vacations Inc.	Put	30.00	11/15/19	66	7
Hilton Grand Vacations Inc.	Put	30.00	12/20/19	632	88
IAC/InterActiveCorp	Put	210.00	10/18/19	149	48
IAC/InterActiveCorp	Put	200.00	10/18/19	92	13
IAC/InterActiveCorp	Put	195.00	10/18/19	30	3
Masco Corporation	Put	35.00	10/18/19	595	2
Masco Corporation	Put	34.00	10/18/19	1,379	3
Masco Corporation	Put	31.00	10/18/19	614	—
MGM Resorts International	Put	23.00	12/20/19	1,122	38
Mylan Holdings Ltd.	Put	17.50	10/18/19	1,831	37
Mylan Holdings Ltd.	Put	15.00	10/18/19	1,474	5
SPDR S&P 500 ETF	Put	300.00	10/18/19	151	67
SPDR S&P 500 ETF	Put	293.00	10/18/19	63	14
The Blackstone Group Inc.	Put	48.00	12/20/19	828	203
The Madison Square Garden Company	Put	240.00	11/15/19	56	10
The Madison Square Garden Company	Put	220.00	11/15/19	214	9
United Technologies Corporation	Put	110.00	10/18/19	250	4
United Technologies Corporation	Put	105.00	10/18/19	248	3
United Technologies Corporation	Put	125.00	11/15/19	408	62
VanEck Vectors Semiconductor ETF	Put	115.00	11/15/19	61	18
VanEck Vectors Semiconductor ETF	Put	107.00	11/15/19	92	11
					948

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
FTSE 100 Index	JPM	Put	GBP	7,200.00	10/18/19	3	1

Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	54.00	10/18/19	1,240	6

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Apollo Global Management, LLC	Call	42.00	10/18/19	658	(5)
AT&T Inc.	Call	37.00	10/18/19	38	(4)
AT&T Inc.	Call	36.00	10/18/19	42	(8)
Axalta Coating Systems Ltd.	Call	31.00	10/18/19	140	(9)
Axalta Coating Systems Ltd.	Call	32.00	10/18/19	499	(25)
Axalta Coating Systems Ltd.	Call	28.00	10/18/19	307	(76)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Axalta Coating Systems Ltd.	Call	30.00	10/18/19	1,105	(122)
CBS Corporation	Call	42.50	10/18/19	489	(15)
CBS Corporation	Call	45.00	12/20/19	335	(23)
CBS Corporation	Call	37.50	12/20/19	330	(133)
CBS Corporation	Call	40.00	12/20/19	985	(242)
Centene Corporation	Call	45.00	12/20/19	71	(16)
Corteva, Inc.	Call	27.00	12/20/19	233	(56)
Dow Inc.	Call	46.00	10/18/19	462	(110)
DuPont de Nemours, Inc	Call	67.50	12/20/19	463	(285)
Hilton Grand Vacations Inc.	Call	34.00	10/18/19	554	(28)
Hilton Grand Vacations Inc.	Call	33.00	11/15/19	66	(10)
Hilton Grand Vacations Inc.	Call	33.00	12/20/19	632	(123)
IAC/InterActiveCorp	Call	240.00	10/18/19	118	(6)
IAC/InterActiveCorp	Call	230.00	10/18/19	61	(13)
IAC/InterActiveCorp	Call	220.00	10/18/19	92	(51)
Masco Corporation	Call	39.00	10/18/19	614	(175)
Masco Corporation	Call	38.00	10/18/19	1,564	(594)
Masco Corporation	Call	37.00	10/18/19	410	(187)
MGM Resorts International	Call	26.00	12/20/19	1,122	(307)
Mylan Holdings Ltd.	Call	20.00	10/18/19	2,029	(151)
Mylan Holdings Ltd.	Call	17.50	10/18/19	1,276	(322)
Occidental Petroleum Corporation	Call	45.00	10/18/19	12	(1)
SPDR S&P 500 ETF	Put	289.00	10/18/19	71	(11)
SPDR S&P 500 ETF	Put	283.00	10/18/19	63	(5)
The Blackstone Group Inc.	Call	52.50	12/20/19	828	(90)
The Madison Square Garden Company	Call	270.00	11/15/19	56	(36)
The Madison Square Garden Company	Call	260.00	11/15/19	214	(233)
T-Mobile USA, Inc.	Call	70.00	11/15/19	320	(289)
United Technologies Corporation	Call	120.00	10/18/19	250	(424)
United Technologies Corporation	Call	115.00	10/18/19	248	(546)
United Technologies Corporation	Call	135.00	11/15/19	408	(229)
VanEck Vectors Semiconductor ETF	Put	105.00	11/15/19	61	(6)
VanEck Vectors Semiconductor ETF	Put	100.00	11/15/19	46	(3)
					(4,969)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	60.00	10/18/19	1,240	(57)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	10/24/19	EUR	4,675	5,105	(53)
EUR/USD	JPM	12/19/19	EUR	68	74	(1)
EUR/USD	JPM	01/15/20	EUR	629	691	(2)
USD/EUR	JPM	10/24/19	EUR	(4,675)	(5,105)	126
USD/EUR	JPM	11/12/19	EUR	(1,754)	(1,918)	17
USD/EUR	JPM	12/10/19	EUR	(317)	(347)	5
USD/EUR	JPM	12/19/19	EUR	(2,890)	(3,169)	124
USD/EUR	JPM	01/15/20	EUR	(5,039)	(5,538)	110
USD/GBP	JPM	10/15/19	GBP	(3,471)	(4,271)	108
USD/GBP	JPM	10/29/19	GBP	(479)	(590)	—
USD/GBP	JPM	11/06/19	GBP	(9)	(11)	—
USD/GBP	JPM	12/19/19	GBP	(6,464)	(7,972)	71
USD/GBP	JPM	01/10/20	GBP	(534)	(660)	9
USD/GBP	JPM	02/06/20	GBP	(942)	(1,164)	1
USD/HKD	JPM	01/16/20	HKD	(6,492)	(829)	(1)
USD/JPY	JPM	12/04/19	JPY	(100,792)	(936)	4
					(26,640)	518

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Avon Products, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	09/17/20 ††	1,674	—	25
Brookfield Property REIT Inc. (E)	1M LIBOR +0.75% (Q)	BOA	08/30/19 ††	1,306	—	108
Cypress Semiconductor Corporation (E)	1M LIBOR +0.75% (Q)	BOA	08/26/20 ††	8,073	—	158
Encana Corporation (E)	1M LIBOR +0.75% (Q)	BOA	03/16/20 ††	63	—	(20)
Inmarsat PLC (E)	1M LIBOR +0.55% (Q)	BOA	04/07/20 ††	4,010	—	103

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Kinder Morgan Canada Limited (E)	1M LIBOR +0.75% (Q)	BOA	09/21/20 ††	1,337	—	5
London Stock Exchange Group PLC (E)	3M LIBOR +0.30% (Q)	BOA	09/23/20 ††	2,379	—	(33)
Renault (E)	3M LIBOR +0.40% (Q)	BOA	05/14/20 ††	2,326	—	(56)
Renault (E)	1M LIBOR +0.35% (Q)	BOA	06/10/20 ††	240	—	(10)
Spark Therapeutics, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	05/28/20 ††	1,277	—	(156)
Versum Materials, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	06/02/20 ††	11,497	—	222
Zayo Group Holdings, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	05/28/20 ††	9,572	—	229
BCA Marketplace PLC (E)	3M LIBOR +0.30% (Q)	CSI	07/27/20 ††	615	—	(23)
Avon Products, Inc. (E)	1M LIBOR +0.75% (Q)	GSC	09/17/20 ††	24	—	(2)
Altran Technologies (E)	3M LIBOR +0.40% (Q)	JPM	06/29/20 ††	3,238	—	(77)
Apollo Global Management, LLC (E)	3M LIBOR +0.65% (Q)	JPM	09/14/20 ††	3,023	—	(190)
AT&T Inc. (E)	3M LIBOR +0.30% (Q)	JPM	08/07/19 ††	270	—	35
Axalta Coating Systems Ltd. (E)	3M LIBOR +0.30% (Q)	JPM	09/21/20 ††	7,196	—	(356)
CBS Corporation (E)	3M LIBOR +0.30% (Q)	JPM	09/23/19 ††	6,807	—	(969)
Cobham PLC (E)	3M LIBOR +0.30% (Q)	JPM	10/01/20 ††	7,724	—	(178)
Discovery, Inc. (E)	3M LIBOR +0.30% (Q)	JPM	03/09/20 ††	595	—	(56)
EI Group PLC (E)	1M LIBOR +0.45% (Q)	JPM	09/28/20 ††	1,143	—	(1)
Genesee & Wyoming Inc. (E)	3M LIBOR +0.30% (Q)	JPM	09/21/20 ††	3,315	—	(2)
Hilton Grand Vacations Inc. (E)	3M LIBOR +0.30% (Q)	JPM	09/08/20 ††	4,649	—	(195)
IAC/InterActiveCorp (E)	3M LIBOR +0.30% (Q)	JPM	09/16/20 ††	4,599	—	(244)
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/19 ††	2,205	—	33
Liberty Media Corporation (E)	3M LIBOR +0.30% (Q)	JPM	01/22/20 ††	1,045	—	66
Masco Corporation (E)	3M LIBOR +0.30% (Q)	JPM	08/10/20 ††	6,953	—	442
Mellanox Technologies Ltd (E)	3M LIBOR +0.30% (Q)	JPM	05/18/20 ††	4,261	—	(280)
Melrose Holdings Limited (E)	3M LIBOR +0.30% (Q)	JPM	10/10/19 ††	572	—	14
Mylan Holdings Ltd. (E)	3M LIBOR +0.30% (Q)	JPM	08/28/20 ††	6,260	—	270
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	JPM	09/28/20 ††	4,382	—	342
SLM Corporation (E)	3M LIBOR +1.10% (Q)	JPM	02/12/20 ††	3,620	—	(562)
Tallgrass Energy, LP (E)	3M LIBOR +0.30% (Q)	JPM	10/01/20 ††	615	—	4
The Blackstone Group Inc. (E)	3M LIBOR +0.38% (Q)	JPM	09/14/20 ††	4,767	—	238
The Madison Square Garden Company (E)	3M LIBOR +0.30% (Q)	JPM	03/02/20 ††	7,295	—	(188)
TPV Technology Limited (E)	3M LIBOR +0.40% (Q)	JPM	09/14/20 ††	794	—	4
United Technologies Corporation (E)	3M LIBOR +0.30% (Q)	JPM	08/28/20 ††	11,513	—	843
Winthrop Realty Trust (E)‡	3M LIBOR +0.30% (Q)	JPM	08/12/19 ††	380	—	(363)
ZOZO, Inc. (E)	3M LIBOR +0.40% (Q)	JPM	09/28/20 ††	1,231	—	6
BCA Marketplace PLC (E)	1M LIBOR +0.45% (Q)	UBS	07/01/20 ††	3,724	—	(179)
Inmarsat PLC (E)	3M LIBOR +0.30% (Q)	UBS	05/18/20 ††	1,546	—	68
Merlin Entertainments PLC (E)	3M LIBOR +0.30% (Q)	UBS	08/19/20 ††	11	—	—
					—	(925)
INVESTMENT COMPANIES
First Trust Senior Floating Rate Income Fund II (E)	3M LIBOR +0.80% (Q)	JPM	12/11/19 ††	235	—	3

Total return swap agreements - paying return
EQUITY
Brookfield Property Partners L.P. (E)	1M LIBOR -2.50% (Q)	BOA	03/03/20 ††	(244)	—	1
Daimler AG (E)	3M LIBOR -0.47% (Q)	BOA	05/14/20 ††	(126)	—	8
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR -0.40% (Q)	BOA	06/10/20 ††	(283)	—	7
Natura Cosméticos S.A. (E)	1M LIBOR -10.00% (Q)	BOA	09/21/20 ††	(1,872)	—	(35)
Pembina Pipeline Corporation (E)	1M LIBOR -0.35% (Q)	BOA	09/21/20 ††	(1,366)	—	2
Natura Cosméticos S.A. (E)	1M LIBOR -10.00% (Q)	BOA	09/21/20 ††	(3)	—	2
Alibaba Group Holding Limited (E)	3M LIBOR -0.60% (Q)	JPM	02/11/20 ††	(221)	—	(6)
Nissan Motor Co., Ltd. (E)	3M LIBOR -0.47% (Q)	JPM	05/18/20 ††	(1,804)	—	98
Sirius XM Holdings Inc. (E)	3M LIBOR -0.60% (Q)	JPM	10/16/19 ††	(1,546)	—	(15)
					—	62

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.4%
Financials 13.3%
American Express Company	323	38,166
American International Group, Inc.	1,116	62,138
Arthur J Gallagher & Co.	189	16,929
Bank of America Corporation	6,755	197,054
BlackRock, Inc.	118	52,459
Charles Schwab Corp.	364	15,237
Chubb Limited	846	136,587
Intercontinental Exchange, Inc.	653	60,209
JPMorgan Chase & Co.	1,739	204,619
Marsh & McLennan Cos. Inc.	355	35,471
Northern Trust Corp.	667	62,268
PNC Financial Services Group Inc.	475	66,582
Principal Financial Group, Inc.	874	49,936
Prudential Financial Inc.	1,086	97,676
The Bank of Nova Scotia (a)	711	40,421
		1,135,752
Health Care 9.5%
Abbott Laboratories	545	45,616
Agilent Technologies, Inc.	678	51,918
AstraZeneca PLC - ADR	1,574	70,134
Bristol-Myers Squibb Co. (a)	1,276	64,704
CVS Health Corporation	925	58,350
Eli Lilly & Co.	556	62,160
HCA Healthcare, Inc.	171	20,635
Medtronic Public Limited Company	996	108,139
Merck & Co., Inc.	906	76,259
Novartis AG - ADR	472	41,060
Pfizer Inc.	2,865	102,948
UnitedHealth Group Incorporated	385	83,626
Universal Health Services Inc. - Class B	145	21,576
		807,125
Information Technology 8.7%
Accenture Public Limited Company - Class A	106	20,451
Apple Inc.	318	71,171
Cisco Systems, Inc.	1,474	72,844
HP Inc.	2,314	43,788
Intel Corp.	1,482	76,381
International Business Machines Corp.	332	48,275
KLA-Tencor Corp.	240	38,210
Micron Technology Inc. (b)	576	24,696
Microsoft Corp.	1,950	271,096
Motorola Solutions Inc.	419	71,479
		738,391
Communication Services 6.6%
Alphabet Inc. - Class A (b)	131	159,845
AT&T Inc.	1,318	49,883
Comcast Corporation - Class A	3,390	152,802
Verizon Communications Inc.	3,265	197,072
		559,602
Industrials 5.7%
Deere & Co.	437	73,771
Delta Air Lines Inc.	280	16,107
Eaton Corporation Public Limited Company	569	47,335
General Dynamics Corp.	384	70,206
Johnson Controls International Public Limited Company	1,100	48,289
Lockheed Martin Corporation	112	43,874
Raytheon Co.	196	38,491
Union Pacific Corp.	338	54,823
United Parcel Service Inc. - Class B	117	14,029
United Technologies Corp.	554	75,590
		482,515
Energy 5.0%
Chevron Corp.	1,120	132,788
ConocoPhillips	773	44,064
EnCana Corp. (a)	4,030	18,536
Exxon Mobil Corporation	379	26,770
Hess Corporation	651	39,350
Marathon Petroleum Corporation	428	25,992
Noble Energy Inc. (a)	1,348	30,286
Suncor Energy Inc.	2,011	63,509
Total SA - ADR (a)	836	43,486
		424,781
Consumer Discretionary 3.7%
Alibaba Group Holding Limited - ADS (b)	66	11,096
Autoliv, Inc. (a)	335	26,412
Expedia Group, Inc.	284	38,123
Hilton Worldwide Holdings Inc.	549	51,109
Home Depot Inc.	327	75,984
Lowe's Cos. Inc.	541	59,521
TJX Cos. Inc.	930	51,866
		314,111
Consumer Staples 3.7%
Coca-Cola Co.	1,458	79,380
Kellogg Co.	722	46,446
Nestle SA	102	11,074
PepsiCo Inc.	500	68,609
Sysco Corp.	788	62,566
Walmart Inc.	376	44,651
		312,726
Utilities 3.4%
Dominion Energy, Inc.	969	78,488
Edison International	478	36,051
Exelon Corporation	1,323	63,909
Sempra Energy	464	68,489
UGI Corp.	828	41,648
		288,585
Materials 2.7%
Celanese Corp. - Class A	308	37,635
DuPont de Nemours, Inc	450	32,119
FMC Corp.	568	49,826
International Paper Co.	1,395	58,343
PPG Industries Inc.	431	51,113
		229,036
Real Estate 2.1%
American Tower Corporation	244	54,006
Boston Properties Inc.	249	32,264
Equinix, Inc.	74	42,736
Simon Property Group Inc.	341	53,023
		182,029
Total Common Stocks (cost $4,386,788)		5,474,653
GOVERNMENT AND AGENCY OBLIGATIONS 17.1%
Mortgage-Backed Securities 7.2%
Federal Home Loan Mortgage Corporation
7.00%, 11/01/30 - 06/01/31	21	25
2.50%, 12/01/31 - 01/01/32	4,177	4,227
6.00%, 12/01/39	414	477
3.00%, 09/01/46 - 12/01/47	104,921	107,448
3.00%, 11/01/46 - 12/01/46	47,157	48,386
3.50%, 08/01/47 - 09/01/48	140,903	145,481
4.00%, 09/01/26 - 11/01/48	709	739
Federal National Mortgage Association, Inc.
3.07%, 02/01/25	1,350	1,418
2.47%, 05/01/25	2,635	2,695
2.68%, 05/01/25	5,190	5,367
2.81%, 07/01/25	6,000	6,252
2.99%, 10/01/25	1,792	1,881
3.09%, 10/01/25	866	913
2.78%, 06/01/26	2,700	2,818
2.49%, 12/01/26	6,135	6,289
2.89%, 12/01/26	5,678	5,965
3.00%, 05/01/27 - 02/01/45	13,860	14,261
7.50%, 09/01/29	4	5
2.50%, 05/01/30 - 01/01/32	4,632	4,687
2.00%, 11/01/31 - 12/01/31	1,685	1,678
TBA, 3.00%, 10/15/32 - 10/15/47 (c)	97,599	99,154
7.00%, 10/01/33	14	17
5.50%, 03/01/38	168	189
6.50%, 10/01/38 - 10/01/39	123	144
4.50%, 09/01/23 - 11/01/44	4,305	4,610
5.00%, 07/01/40	232	255

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
4.00%, 09/01/26 - 12/01/48	25,277	26,506
3.00%, 10/01/46	14,951	15,377
TBA, 2.50%, 10/15/47 (c)	950	946
3.50%, 03/01/26 - 08/01/49	48,991	50,517
Government National Mortgage Association
6.50%, 04/15/26	8	8
7.00%, 01/15/33 - 05/15/33	12	13
5.00%, 06/20/33 - 06/15/39	2,288	2,530
5.50%, 11/15/32 - 02/15/36	59	65
6.00%, 02/15/24 - 04/15/40	3,301	3,768
4.50%, 06/15/40 - 05/15/42	776	850
4.00%, 01/15/41 - 12/20/44	935	993
TBA, 4.00%, 10/15/47 (c)	35,590	37,008
TBA, 4.50%, 10/15/47 (c)	8,325	8,699
		612,661
U.S. Treasury Bond 2.9%
Treasury, United States Department of
3.38%, 05/15/44	15,335	19,118
3.13%, 08/15/44	8,230	9,870
2.88%, 05/15/43 - 05/15/49	42,714	49,356
2.50%, 02/15/45 - 05/15/46	53,200	57,328
2.75%, 08/15/47	15,195	17,213
2.75%, 11/15/47 (d)	45,559	51,638
3.00%, 05/15/47 - 02/15/49	30,615	36,445
2.25%, 08/15/49	6,150	6,332
		247,300
U.S. Treasury Note 2.6%
Treasury, United States Department of
2.25%, 04/30/24	9,665	9,958
1.75%, 06/30/24	40,930	41,282
3.00%, 09/30/25	7,080	7,642
2.38%, 04/30/26 - 05/15/29	63,255	67,023
2.88%, 08/15/28	50,045	55,034
3.13%, 11/15/28	500	561
2.63%, 02/15/29	2,455	2,658
1.63%, 08/15/29 (a)	34,840	34,688
		218,846
Collateralized Mortgage Obligations 2.0%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	16,555	16,483
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	16,074	16,681
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	4,606	4,806
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,594	2,706
Series JM-4165, REMIC, 3.50%, 09/15/41	2,297	2,352
Series AH-4143, REMIC, 1.75%, 09/15/42	10,247	10,060
Series DJ-4322, REMIC, 3.00%, 05/15/43	3,039	3,070
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,507	2,624
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 7.92%, 04/25/23	2,400	2,590
Series 2018-GD-80, 3.50%, 12/25/47	6,984	7,100
Series 2018-PA-77, 3.50%, 02/25/48	10,395	10,686
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	4,524	4,656
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	11,201	11,274
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	28,302	28,770
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	5,185	5,336
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	3,085	3,125
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	17,299	17,969
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,915	1,972
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	19,911	20,889
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	5	6
		173,155
Municipal 0.9%
California, State of
7.35%, 11/01/39	3,170	4,980
7.63%, 03/01/40	85	139
Chicago Transit Authority
6.30%, 12/01/21	3,165	3,304
6.90%, 12/01/40	3,640	5,098
Empire State Development Corporation
2.10%, 03/15/22	5,915	5,929
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	2,083
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,524
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	775
Illinois, State of
5.10%, 06/01/33	6,620	7,170
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	2,960	3,283
Long Island Power Authority
3.63%, 09/01/22	2,860	2,971
Metropolitan Transportation Authority
6.67%, 11/15/39	1,490	2,159
7.34%, 11/15/39	75	121
6.09%, 11/15/40	405	572
Metropolitan Transportation Commission
2.57%, 04/01/31	1,890	1,913
Municipal Electric Authority of Georgia
6.64%, 04/01/57	7,116	9,821
6.66%, 04/01/57	1,035	1,476
New York State Thruway Authority
5.88%, 04/01/30	840	1,067
O'Hare International Airport
6.85%, 01/01/38	700	708
6.40%, 01/01/40	250	370
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	476
Philadelphia, City of
6.55%, 10/15/28	5,225	6,658
Sacramento, City of
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,223
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,205	6,491
The Port Authority of New York and New Jersey
6.04%, 12/01/29	105	139
University of California, Berkeley
4.60%, 05/15/31	940	1,105
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,215
		75,770
U.S. Treasury Inflation Indexed Securities 0.6%
Treasury, United States Department of
0.38%, 01/15/27 (e)	19,485	19,729
0.50%, 01/15/28 (e)	30,144	30,888
		50,617
Sovereign 0.5%
Japan Bank For International Cooperation
2.25%, 02/24/20	4,578	4,580
2.13%, 06/01/20	3,834	3,836
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,454
3.88%, 04/23/23 (f)	5,490	5,806
3.38%, 03/14/24 (f)	210	220
4.00%, 03/14/29 (f)	3,407	3,773
Saudi Arabia, Government of
2.38%, 10/26/21 (f)	1,845	1,847
2.88%, 03/04/23 (f)	4,130	4,197
		39,713
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,258
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,679
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	10,912
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,365
Series A1-K097, REMIC, 2.16%, 05/25/29	3,823	3,844
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (g)	8,250	8,568
Series 2017-FA-M5, REMIC, 2.88%, (1M USD LIBOR + 0.49%), 04/25/24 (g)	334	333

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Series 2017-FA-M13, REMIC, 2.79%, (1M USD LIBOR + 0.40%), 10/25/24 (g)	1,771	1,757
		38,716
Total Government And Agency Obligations (cost $1,385,049)		1,456,778
CORPORATE BONDS AND NOTES 12.4%
Financials 4.9%
ACE Capital Trust II
9.70%, 04/01/30	525	773
American International Group, Inc.
4.25%, 03/15/29	2,860	3,131
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,894
AXA
8.60%, 12/15/30	425	616
B.A.T. International Finance P.L.C.
3.25%, 06/07/22 (f)	1,945	1,986
Banco Santander, S.A.
3.13%, 02/23/23	3,600	3,662
3.85%, 04/12/23	3,000	3,122
Bank of America Corporation
2.63%, 10/19/20	2,000	2,013
3.00%, 12/20/23	820	838
4.13%, 01/22/24	5,325	5,731
4.20%, 08/26/24	4,600	4,942
3.59%, 07/21/28	5,315	5,611
3.97%, 02/07/30	2,065	2,257
3.19%, 07/23/30 (a)	2,210	2,275
5.88%, 02/07/42	300	414
5.00%, 01/21/44	500	634
Banque Federative du Credit Mutuel
2.75%, 10/15/20 (f)	4,850	4,882
Barclays PLC
3.20%, 08/10/21	5,435	5,496
3.93%, 05/07/25	6,380	6,589
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	9,435	10,072
BB&T Corporation
3.20%, 09/03/21	6,165	6,283
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,752
BNP Paribas
2.95%, 05/23/22 (f)	740	750
3.38%, 01/09/25 (f)	3,180	3,289
BPCE
5.70%, 10/22/23 (f)	10,150	11,194
5.15%, 07/21/24 (f)	5,670	6,193
3.50%, 10/23/27 (f)	6,370	6,621
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,101
4.20%, 10/29/25	1,245	1,326
Capital One, National Association
2.25%, 09/13/21	1,500	1,500
Citigroup Inc.
4.50%, 01/14/22	605	636
4.13%, 07/25/28	2,855	3,068
8.13%, 07/15/39	65	106
5.88%, 01/30/42	165	225
5.30%, 05/06/44	814	1,014
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,197
Credit Agricole SA
3.75%, 04/24/23 (f)	1,955	2,042
3.25%, 10/04/24 (f)	3,020	3,106
4.38%, 03/17/25 (f)	5,055	5,381
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,088
3.63%, 09/09/24	325	343
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,968
3.37%, (3M USD LIBOR + 1.24%), 06/12/24 (f) (g)	4,500	4,527
2.59%, 09/11/25 (f)	2,025	2,003
3.87%, 01/12/29 (f)	1,330	1,399
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	4,975
3.75%, 03/26/25	2,690	2,825
Daimler Finance North America LLC
2.20%, 05/05/20 (f)	3,960	3,959
2.30%, 02/12/21 (f)	4,445	4,443
3.88%, 09/15/21 (f)	231	238
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,829
3.88%, 09/12/23 (f)	2,910	3,014
5.38%, 01/12/24 (f)	2,265	2,486
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	280
Discover Bank
3.10%, 06/04/20	4,700	4,724
4.20%, 08/08/23 (h)	3,550	3,776
Emera US Holdings Inc.
2.70%, 06/15/21	695	699
ERAC USA Finance LLC
2.35%, 10/15/19 (f)	2,880	2,881
4.50%, 08/16/21 (f)	620	645
3.30%, 10/15/22 (f)	1,045	1,075
5.63%, 03/15/42 (f)	2,700	3,397
Fifth Third Bank
2.88%, 10/01/21	1,800	1,823
Ford Motor Credit Company LLC
3.10%, 05/04/23	7,425	7,288
General Electric Capital Corporation
5.55%, 05/04/20	473	482
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,040
3.95%, 04/13/24	3,790	3,897
HSBC Bank PLC
4.13%, 08/12/20 (f)	900	914
HSBC Holdings PLC
3.40%, 03/08/21	3,150	3,198
4.00%, 03/30/22	870	906
3.60%, 05/25/23	2,580	2,681
4.04%, 03/13/28 (g)	1,695	1,797
4.58%, 06/19/29 (i)	4,185	4,636
HSBC USA Inc.
5.88%, 11/01/34	250	322
Imperial Brands Finance PLC
3.75%, 07/21/22 (f)	8,285	8,523
ING Groep N.V.
3.15%, 03/29/22	880	900
3.95%, 03/29/27	2,860	3,081
JPMorgan Chase & Co.
4.50%, 01/24/22	825	870
3.25%, 09/23/22	1,000	1,034
3.38%, 05/01/23	1,060	1,096
4.45%, 12/05/29	8,085	9,137
6.40%, 05/15/38	425	606
5.40%, 01/06/42	540	712
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	137
4.57%, 02/01/29 (f)	456	509
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	602
Macquarie Bank Limited
2.40%, 01/21/20 (f)	660	660
Macquarie Group Limited
4.15%, 03/27/24 (f)	8,100	8,539
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	2,770	3,132
MetLife, Inc.
4.13%, 08/13/42	265	295
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,227
Morgan Stanley
3.70%, 10/23/24	7,950	8,423
2.72%, 07/22/25	6,170	6,242
3.13%, 07/27/26	2,430	2,506
3.63%, 01/20/27	3,400	3,594

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,503
National Rural Utilities Cooperative Finance Corporation
3.05%, 02/15/22	445	454
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,217
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,415
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	555
PNC Bank, National Association
3.30%, 10/30/24	835	877
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,930	1,933
3.70%, 03/28/22	5,670	5,826
3.40%, 01/18/23	7,435	7,605
Societe Generale
3.25%, 01/12/22 (f)	2,985	3,036
Standard Chartered PLC
2.74%, 09/10/22 (f)	8,990	9,003
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	3,100	3,324
Synchrony Financial
3.65%, 05/24/21	3,650	3,714
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	843
The Bank of New York Mellon Corporation
2.15%, 02/24/20	2,920	2,918
The Bank of Nova Scotia
2.70%, 08/03/26	9,645	9,775
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,329
The Goldman Sachs Group, Inc.
6.00%, 06/15/20	205	210
5.25%, 07/27/21	1,000	1,054
5.75%, 01/24/22	2,445	2,634
2.88%, 10/31/22	4,765	4,820
3.63%, 01/22/23	6,875	7,157
3.81%, 04/23/29	2,580	2,737
6.25%, 02/01/41	435	603
4.80%, 07/08/44	1,080	1,292
The Huntington National Bank
2.40%, 04/01/20	2,150	2,151
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	888
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,494
U.S. Bancorp
3.70%, 01/30/24	900	959
UBS AG
2.20%, 06/08/20 (f)	5,025	5,019
UBS Group AG
3.13%, 08/13/30 (f)	2,810	2,830
UBS Group Funding (Jersey) Limited
2.95%, 09/24/20 (f)	2,840	2,861
3.00%, 04/15/21 (f)	3,500	3,541
Volkswagen Group of America, Inc.
2.45%, 11/20/19 (f)	775	775
WEA Finance LLC
3.25%, 10/05/20 (f)	2,400	2,425
4.13%, 09/20/28 (f)	7,285	7,880
Wells Fargo & Company
3.50%, 03/08/22	2,145	2,212
4.48%, 01/16/24	517	557
4.10%, 06/03/26	1,125	1,207
4.75%, 12/07/46	3,750	4,440
		418,178
Utilities 1.4%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	1,598	2,212
5.15%, 11/15/43	50	63
Boston Gas Company
3.15%, 08/01/27 (f)	960	998
3.00%, 08/01/29 (f)	1,880	1,938
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,325
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (f)	2,685	2,684
Commonwealth Edison Company
3.65%, 06/15/46	465	503
Consolidated Edison Company of New York, Inc.
4.63%, 12/01/54	910	1,083
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,896
6.05%, 01/15/38	3,265	4,502
4.60%, 06/15/43	825	1,002
Dominion Energy, Inc.
2.58%, 07/01/20 (j)	2,875	2,881
4.10%, 04/01/21 (j)	3,275	3,356
2.72%, 08/15/21 (j)	1,190	1,198
2.45%, 01/15/23 (f)	8,520	8,551
DTE Energy Company
3.80%, 03/15/27	2,245	2,403
Duke Energy Corporation
4.30%, 06/15/20	875	890
6.10%, 06/01/37	2,200	3,013
Electricite de France
5.25%, (callable at 100 beginning 01/29/23) (f) (k)	770	790
5.63%, (callable at 100 beginning 01/22/24) (f) (k)	2,000	2,070
4.88%, 01/22/44 (f)	450	523
Entergy Utility Assets, LLC
3.12%, 09/01/27	2,090	2,186
Evergy, Inc.
2.90%, 09/15/29	4,785	4,756
Eversource Energy
2.90%, 10/01/24	2,725	2,789
3.15%, 01/15/25	400	414
FirstEnergy Corp.
3.90%, 07/15/27	705	751
Florida Power & Light Company
5.25%, 02/01/41	1,465	1,918
Fortis Inc.
3.06%, 10/04/26	3,390	3,462
Georgia Power Company
4.75%, 09/01/40	1,085	1,257
4.30%, 03/15/42	786	864
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	690
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	3,147
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,729
MidAmerican Energy Company
4.25%, 05/01/46	55	65
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	870	902
3.50%, 04/01/29	1,335	1,413
Niagara Mohawk Power Corporation
4.28%, 12/15/28 (f)	5,360	6,058
NiSource Finance Corp.
4.80%, 02/15/44	465	544
Oglethorpe Power Corporation (An Electric Membership Corporation)
5.25%, 09/01/50	3,200	4,053
Oncor Electric Delivery Company LLC
4.10%, 06/01/22	1,760	1,846
2.95%, 04/01/25	576	596
5.25%, 09/30/40	325	424
PPL Electric Utilities Corporation
6.25%, 05/15/39	60	86
SCANA Corporation
6.25%, 04/01/20	2,274	2,314
4.75%, 05/15/21	3,538	3,626
4.13%, 02/01/22	2,009	2,058
Sempra Energy
3.25%, 06/15/27	3,630	3,720

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Southern California Edison Company
2.40%, 02/01/22	685	688
3.70%, 08/01/25	735	780
5.55%, 01/15/37	500	613
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,793
The Southern Company
2.75%, 06/15/20	4,000	4,022
2.95%, 07/01/23	3,820	3,897
4.40%, 07/01/46	120	134
Xcel Energy Inc.
3.70%, 08/15/47	277	300
		118,776
Health Care 1.4%
Aetna Inc.
2.80%, 06/15/23	3,340	3,381
Alcon Finance Corporation
3.00%, 09/23/29 (f)	1,775	1,797
3.80%, 09/23/49 (f)	1,785	1,873
Allergan Funding SCS
3.45%, 03/15/22	3,525	3,613
3.80%, 03/15/25	3,150	3,295
4.85%, 06/15/44	1,750	1,882
Amgen Inc.
2.65%, 05/11/22	10,965	11,096
Anthem, Inc.
3.70%, 08/15/21	1,000	1,025
3.30%, 01/15/23	3,675	3,793
4.10%, 03/01/28	1,370	1,480
4.65%, 08/15/44	2,200	2,441
4.38%, 12/01/47	715	772
Bayer US Finance LLC
2.38%, 10/08/19 (f)	1,050	1,050
3.38%, 10/08/24 (f)	4,185	4,290
Biogen Inc.
2.90%, 09/15/20	2,245	2,261
Boston Scientific Corporation
4.00%, 03/01/29	535	590
Cardinal Health, Inc.
2.40%, 11/15/19	1,345	1,344
4.50%, 11/15/44	1,405	1,350
Catholic Health Initiatives
2.95%, 11/01/22	3,131	3,190
4.20%, 08/01/23	5,150	5,462
4.35%, 11/01/42	1,575	1,684
Celgene Corporation
3.55%, 08/15/22	1,265	1,314
Cigna Holding Company
4.38%, 10/15/28	3,635	3,983
CommonSpirit Health
4.19%, 10/01/49	880	912
CVS Health Corporation
4.00%, 12/05/23	2,680	2,831
4.10%, 03/25/25	9,090	9,702
4.88%, 07/20/35	1,135	1,267
5.13%, 07/20/45	2,475	2,809
Dignity Health
2.64%, 11/01/19	255	255
3.81%, 11/01/24	1,703	1,795
4.50%, 11/01/42	4,186	4,557
EMD Finance LLC
2.95%, 03/19/22 (f)	3,020	3,054
Forest Laboratories, LLC
4.88%, 02/15/21 (f)	179	184
5.00%, 12/15/21 (f)	1,475	1,550
Gilead Sciences, Inc.
2.55%, 09/01/20	1,120	1,125
HCA Inc.
5.25%, 06/15/49	1,675	1,840
Humana Inc.
2.90%, 12/15/22	5,515	5,604
Medtronic, Inc.
3.15%, 03/15/22	421	434
Merck & Co., Inc.
2.80%, 05/18/23	940	967
4.15%, 05/18/43	630	758
Mercy Health
3.56%, 08/01/27	4,070	4,348
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23 (a)	4,595	3,713
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	1,670	1,556
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	609
2.88%, 03/15/22	70	71
3.35%, 07/15/22	1,090	1,129
3.75%, 07/15/25	1,820	1,959
		115,995
Communication Services 1.2%
AT&T Inc.
4.45%, 04/01/24	3,220	3,481
3.95%, 01/15/25	160	171
3.60%, 07/15/25	8,175	8,603
4.13%, 02/17/26	3,300	3,565
4.90%, 08/15/37	725	824
4.85%, 03/01/39	4,662	5,287
CBS Corporation
3.70%, 06/01/28	2,365	2,475
Charter Communications Operating, LLC
5.38%, 05/01/47	2,520	2,741
Comcast Corporation
3.95%, 10/15/25	4,345	4,729
5.65%, 06/15/35	165	216
4.40%, 08/15/35	2,325	2,706
6.50%, 11/15/35	165	231
4.60%, 10/15/38	2,225	2,666
3.97%, 11/01/47	237	261
4.00%, 11/01/49	285	317
Cox Communications, Inc.
3.25%, 12/15/22 (f)	1,950	1,997
4.80%, 02/01/35 (f)	2,695	2,918
6.45%, 12/01/36 (f)	215	275
4.60%, 08/15/47 (f)	400	439
Fox Corporation
4.03%, 01/25/24 (f)	1,435	1,527
Orange SA
9.00%, 03/01/31 (j)	2,700	4,199
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,377
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	521
7.30%, 07/01/38	285	364
6.75%, 06/15/39	285	348
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	8,560	9,099
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	370	430
5.52%, 03/01/49	1,360	1,652
Tencent Holdings Limited
3.60%, 01/19/28 (f)	6,030	6,289
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	230
TWDC Enterprise 18 Corp.
4.50%, 02/15/21 (f)	850	880
3.00%, 09/15/22 (f)	750	774
4.00%, 10/01/23 (f)	3,320	3,547
Verizon Communications Inc.
2.95%, 03/15/22	875	896
4.81%, 03/15/39	374	449
4.75%, 11/01/41	265	315
4.86%, 08/21/46	692	848
4.52%, 09/15/48	8,805	10,394
4.67%, 03/15/55	859	1,028
Viacom Inc.
4.25%, 09/01/23	7,650	8,124
		100,193

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Energy 1.0%
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,918
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,029
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	607
Cimarex Energy Co.
4.38%, 06/01/24	8,476	8,894
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	729
Energy Transfer LP
7.60%, 02/01/24	1,030	1,209
4.05%, 03/15/25	6,000	6,274
EQM Midstream Partners, LP
4.75%, 07/15/23	8,955	8,988
Equinor ASA
2.90%, 11/08/20	1,945	1,965
3.70%, 03/01/24 (a)	50	53
Hess Corporation
7.30%, 08/15/31	4,890	6,049
Kinder Morgan Energy Partners, L.P.
5.30%, 09/15/20	1,675	1,724
Marathon Oil Corporation
2.70%, 06/01/20	1,740	1,741
Occidental Petroleum Corporation
4.85%, 03/15/21	2,568	2,655
7.50%, 05/01/31	822	1,077
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,691
3.75%, 03/01/28	7,850	8,165
Pioneer Natural Resources Company
7.50%, 01/15/20	4,977	5,054
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,097
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	7,520	7,849
Schlumberger Holdings Corporation
3.90%, 05/17/28 (f)	1,659	1,758
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	910	935
3.90%, 07/15/26	3,470	3,596
TransCanada PipeLines Limited
3.80%, 10/01/20	975	993
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	5,003
		83,053
Consumer Staples 0.8%
Altria Group, Inc.
4.75%, 05/05/21	548	569
4.80%, 02/14/29	1,790	1,957
4.50%, 05/02/43	745	744
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	3,000	3,211
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	683
2.50%, 07/15/22	731	741
3.50%, 01/12/24	5,425	5,727
4.75%, 01/23/29	8,430	9,803
4.38%, 04/15/38	1,050	1,178
4.95%, 01/15/42	200	236
3.75%, 07/15/42	820	849
BAT Capital Corp.
3.56%, 08/15/27	15,925	16,010
Conagra Brands, Inc.
4.60%, 11/01/25	1,760	1,936
5.30%, 11/01/38	1,285	1,497
Danone
2.95%, 11/02/26 (f)	4,795	4,905
Kraft Heinz Foods Company
4.38%, 06/01/46	5,270	4,995
Molson Coors Brewing Company
3.00%, 07/15/26	4,000	4,039
Philip Morris International Inc.
4.88%, 11/15/43	430	505
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,711
The Kroger Co.
3.30%, 01/15/21	745	755
3.85%, 08/01/23	1,830	1,929
4.00%, 02/01/24	1,775	1,887
Tyson Foods, Inc.
5.10%, 09/28/48	1,400	1,695
		68,562
Industrials 0.5%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,468
Deere & Company
4.38%, 10/16/19	185	185
Lockheed Martin Corporation
2.50%, 11/23/20	810	813
4.85%, 09/15/41	955	1,196
4.07%, 12/15/42	2,000	2,307
Penske Truck Leasing Co., L.P.
3.20%, 07/15/20 (f)	2,880	2,903
3.38%, 02/01/22 (f)	2,200	2,245
2.70%, 11/01/24 (f)	1,545	1,548
3.95%, 03/10/25 (f)	10,090	10,649
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,432
The Boeing Company
2.70%, 02/01/27	2,205	2,252
United Technologies Corporation
3.95%, 08/16/25	2,545	2,785
4.13%, 11/16/28	8,925	10,103
		45,886
Real Estate 0.4%
American Tower Corporation
3.45%, 09/15/21	4,000	4,092
5.00%, 02/15/24	410	453
3.80%, 08/15/29	9,725	10,355
AvalonBay Communities, Inc.
3.63%, 10/01/20	905	917
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,253
Crown Castle International Corp.
3.65%, 09/01/27	2,325	2,463
3.80%, 02/15/28	1,920	2,045
ERP Operating Limited Partnership
4.75%, 07/15/20	765	777
HCP, Inc.
4.00%, 06/01/25	4,670	4,967
Realty Income Corporation
5.75%, 01/15/21	335	347
Scentre Group Trust 1
2.38%, 11/05/19 (f)	3,175	3,175
Simon Property Group, L.P.
2.45%, 09/13/29	3,055	2,992
		38,836
Information Technology 0.4%
Apple Inc.
3.00%, 02/09/24	1,765	1,836
3.25%, 02/23/26	1,106	1,172
Broadcom Corporation
3.63%, 01/15/24	6,845	6,991
3.88%, 01/15/27	4,760	4,778
3.50%, 01/15/28	390	380
Broadcom Inc.
4.25%, 04/15/26 (f)	455	470
Fiserv, Inc.
3.20%, 07/01/26	3,055	3,169
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,076
Microsoft Corporation
2.88%, 02/06/24	4,745	4,948
2.40%, 08/08/26	2,145	2,185
3.70%, 08/08/46	1,500	1,710

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Oracle Corporation
3.25%, 11/15/27	4,910	5,210
		35,925
Consumer Discretionary 0.2%
Alibaba Group Holding Limited
2.50%, 11/28/19	2,305	2,305
3.40%, 12/06/27	5,245	5,448
Amazon.com, Inc.
2.50%, 11/29/22	1,265	1,287
4.80%, 12/05/34	1,000	1,247
4.95%, 12/05/44	815	1,079
4.25%, 08/22/57	1,205	1,500
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,104
Lowe`s Companies, Inc.
4.55%, 04/05/49	2,380	2,750
Viacom Inc.
5.85%, 09/01/43	1,625	1,998
		20,718
Materials 0.2%
CNAC (Hk) Synbridge Company Limited
5.00%, 05/05/20	9,375	9,483
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (f) (j)	4,300	4,499
		13,982
Total Corporate Bonds And Notes (cost $1,013,123)		1,060,104
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.8%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26 (f) (m)	1,154	1,156
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (f) (j)	4,459	4,574
Angel Oak Mortgage Trust I LLC
Series 2017-A1-3, 2.71%, 11/25/21 (f) (g)	647	639
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (f) (g)	5,663	5,786
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (f) (g)	4,515	4,594
Angel Oak Mortgage Trust LLC
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (f)	3,072	3,093
Apidos CLO XXII
Series 2015-A2A-22A, 4.33%, (3M USD LIBOR + 2.05%), 10/20/27 (f) (g)	5,150	5,150
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 3.49%, (3M USD LIBOR + 1.19%), 04/17/26 (f) (g)	748	748
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21 (f)	2,440	2,461
Series 2017-A2-A, 1.91%, 04/15/26 (f)	227	226
Series 2018-A2-A, 2.55%, 10/15/26 (f)	1,383	1,385
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 3.62%, (3M USD LIBOR + 1.30%), 01/16/30 (f) (g)	7,830	7,824
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.39%, (3M USD LIBOR + 1.09%), 01/15/31 (f) (g)	1,380	1,370
Avery Point IV CLO Ltd
Series 2014-AR-1A, 3.38%, (3M USD LIBOR + 1.10%), 04/27/26 (f) (g)	1,042	1,042
Series 2014-BR-1A, 3.88%, (3M USD LIBOR + 1.60%), 04/27/26 (f) (g)	4,930	4,930
BA Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (f)	995	995
Series 2018-A-1A, 2.54%, (1M USD LIBOR + 0.49%), 01/23/23 (f) (g)	7,450	7,441
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.23%, 08/10/28 (f)	3,210	3,622
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,230
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (f) (g)	2,951	3,011
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (f) (g)	1,377	1,417
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (f) (g)	1,944	1,978
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (f) (g)	1,839	1,894
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (f) (g)	1,418	1,442
BlueMountain CLO Ltd
Series 2012-BR2-2A, 3.59%, (3M USD LIBOR + 1.45%), 11/20/28 (f) (g)	4,820	4,787
Canadian Pacer Auto Receivables Trust
Series 2018-A2A-2A, 3.00%, 07/19/20 (f)	992	994
Series 2017-A3-1A, 2.05%, 03/19/21 (f)	909	908
Series 2018-A3-2A, 3.27%, 12/19/21 (f)	395	401
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (f)	2,392	2,429
CD Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	3,004
Cent CLO 24 Ltd
Series 2015-A2R-24A, 3.95%, (3M USD LIBOR + 1.65%), 10/15/26 (f) (g)	2,185	2,176
Cent CLO 27 Ltd
Series 2018-A1-27A, 3.43%, (3M USD LIBOR + 1.15%), 10/25/28 (f) (g)	930	930
Chesapeake Funding II LLC
Series 2017-A1-2A, 1.99%, 10/15/20 (f)	1,682	1,679
Series 2017-A2-2A, 2.48%, (1M USD LIBOR + 0.45%), 10/15/20 (f) (g)	1,148	1,148
Series 2017-A1-3A, 1.91%, 01/15/21 (f)	1,756	1,753
Series 2018-A1-2A, 3.23%, 12/15/21 (f)	2,798	2,836
Series 2016-A2-2A, 3.03%, (1M USD LIBOR + 1.00%), 06/15/28 (f) (g)	377	377
Chrysler Capital Auto Receivables Trust
Series 2016-C-AA, 3.25%, 06/15/22 (f)	795	796
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (f) (g)	3,010	3,047
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (f)	1,203	1,226
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (f) (g)	1,114	1,120
Series 2018-A1-3, REMIC, 3.69%, 10/26/48 (f)	1,360	1,377
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	905
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,683
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21 (f)	6,105	6,109
Daimler Trucks Retail Trust
Series 2019-A2-1, 2.77%, 04/15/20 (f)	2,214	2,234
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24 (f)	1,242	1,285
Series 2019-A2II-1A, 4.02%, 05/20/26 (f)	1,107	1,132
Deephave Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (f) (g)	1,366	1,367
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (f) (g)	725	726
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (f) (g)	772	766
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (f)	1,227	1,248
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (f) (g)	250	249
DLL LLC
Series 2019-A2-DA1, 2.79%, 11/20/20 (f)	5,285	5,305
Enterprise Fleet Financing, LLC
Series 2017-A2-1, 2.13%, 01/20/20 (f)	225	224
Series 2017-A2-2, 1.97%, 04/20/20 (f)	824	823
Series 2017-A2-3, 2.13%, 08/20/20 (f)	1,373	1,372
Series 2018-A2-1, 2.87%, 02/20/21 (f)	2,310	2,321
Series 2018-A2-3, 3.38%, 10/20/21 (f)	3,915	3,964
Series 2019-A2-2, 2.29%, 02/20/23 (f)	4,905	4,919
Exeter Automobile Receivables Trust
Series 2019-A-3A, 2.59%, 12/15/20 (f)	1,060	1,062
Finance of America Structured Securities Trust
Series 2018-A-HB1, 3.38%, 09/25/20 (f) (g)	2,149	2,154
First Investors Auto Owner Trust
Series 2017-A1-3A, 2.00%, 03/15/22 (f)	248	248
Series 2017-A2-3A, 2.41%, 12/15/22 (f)	1,680	1,682

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
First National Master Note Trust
Series 2018-A-1, 2.49%, (1M USD LIBOR + 0.46%), 10/15/21 (g)	7,680	7,678
Ford Credit Floorplan Master Owner Trust
Series 2019-A-4, 2.44%, 09/15/24	2,080	2,086
Ford Credit Floorplan Master Owner Trust A
Series 2013-A-2, 2.09%, 03/15/20 (f)	600	599
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.40%, 12/25/19 (f) (g)	1,145	1,144
Series 2013-B-K713, REMIC, 3.26%, 04/25/20 (f) (g)	815	817
Series 2010-B-K7, REMIC, 5.69%, 04/25/20 (f) (g)	1,975	1,999
Series 2018-B-K733, REMIC, 4.22%, 09/25/25 (f) (g)	4,015	4,243
Galaxy XXIII CLO Ltd
Series 2017-A-23A, 3.56%, (3M USD LIBOR + 1.28%), 04/24/29 (g)	1,540	1,540
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21 (f)	1,655	1,659
Series 2017-A4-1, 2.36%, 01/20/23 (f)	2,580	2,581
Series 2018-A4-1, 2.83%, 06/17/24 (f)	1,414	1,428
GS Mortgage Securities Corp Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,134
GTP Acquisition Partners I, LLC
Series 2015-A-1, 2.35%, 06/15/20 (f)	1,145	1,145
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22 (f)	6,560	6,603
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (f)	233	242
Horizon Aircraft Finance Ltd
Series 2019-A-1, 3.72%, 07/15/26 (f) (m)	859	867
Hyundai Auto Lease Securitization Trust
Series 2018-A2A-A, 2.55%, 08/17/20 (f)	979	979
KKR CLO 16 Ltd
Series A1R-16, 3.53%, (3M USD LIBOR + 1.25%), 01/20/29 (f) (g)	3,690	3,691
Madison Park Funding XI Ltd
Series 2013-AR-11A, 3.42%, (3M USD LIBOR + 1.16%), 07/23/29 (f) (g)	3,300	3,305
Madison Park Funding XII Ltd
Series 2014-AR-12A, 3.54%, (3M USD LIBOR + 1.26%), 07/20/26 (f) (g)	923	923
Madison Park Funding XVIII Ltd
Series 2015-A1R-18A, 3.47%, (3M USD LIBOR + 1.19%), 10/21/30 (f) (g)	6,530	6,530
Magnetite VII Ltd
Series 2012-A1R2-7A, 3.10%, (3M USD LIBOR + 0.80%), 01/18/28 (f) (g)	4,265	4,254
Magnetite XVIII Ltd
Series 2016-BR-18A, 3.66%, (3M USD LIBOR + 1.50%), 11/15/28 (f) (g)	6,315	6,282
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26 (f)	533	551
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (f) (g)	2,012	2,037
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (f) (g)	2,162	2,175
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (f)	503	502
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22 (f)	1,788	1,789
Series 2019-A3-B, 2.01%, 12/12/24 (f)	3,450	3,449
Series 2016-A5-AA, 2.21%, 12/15/32 (f)	1,865	1,873
Nationstar HECM Loan Trust
Series 2018-A-1A, 2.76%, 02/25/20 (g) (h) (m) (n)	446	446
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (f) (g)	2,426	2,533
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (f)	495	498
Octagon Investment Partners 30 Ltd
Series 2017-A1-1A, 3.60%, (3M USD LIBOR + 1.32%), 03/17/30 (f) (g)	2,025	2,030
OneMain Direct Auto Receivables Trust
Series 2017-A-2A, 2.31%, 12/14/21 (f)	689	689
Series 2018-A-1A, 3.43%, 12/16/24 (f)	6,585	6,692
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (f)	1,461	1,458
Series 2016-A-1A, 3.66%, 02/20/29 (f)	396	397
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21 (f)	1,590	1,599
Series 2019-A3-B, REMIC, 2.30%, 03/20/22 (f)	905	910
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20 (f)	2,045	2,054
Series 2016-C-1, 2.88%, 07/15/21 (f)	2,130	2,149
Series 2017-C-1, 3.17%, 04/15/22 (f)	1,725	1,748
Series 2018-C-1, 3.45%, 03/15/23 (f)	2,595	2,664
Series 2019-1C-1, 2.84%, 01/15/25 (f)	1,930	1,927
Securitized Term Auto Receivables Trust
Series 2017-A3-1A, 1.89%, 08/25/20 (f)	108	108
Series 2017-A3-2A, 2.04%, 04/26/21 (f)	914	914
Series 2018-A3-2A, 3.33%, 10/25/21 (f)	10,650	10,767
Seneca Park CLO Ltd
Series 2014-AR-1A, 3.42%, (3M USD LIBOR + 1.12%), 07/17/26 (f) (g)	610	611
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (f)	3,560	3,915
Shackleton CLO Ltd
Series 2015-A1R-8A, 3.20%, 10/20/27 (f)	5,650	5,642
SoFi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 06/25/20 (f)	655	656
Series 2018-A-4, 3.54%, 12/25/21 (f)	4,217	4,260
Sound Point CLO LTD
Series 2013-A1-2RA, 3.25%, (3M USD LIBOR + 0.95%), 04/15/29 (f) (g)	5,400	5,367
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (f)	843	843
Series 2015-A-BA, 3.48%, 07/15/21 (f)	1,160	1,169
SPS Servicer Advance Receivables Trust
Series 2018-AT1-T1, 3.62%, 10/15/20 (f)	1,940	1,960
START Ireland
Series 2019-A-1, 4.09%, 03/15/26 (f)	1,548	1,578
Symphony CLO XIV Ltd
Series 2014-A2R-14A, 3.58%, (3M USD LIBOR + 1.28%), 07/14/26 (f) (g)	1,606	1,608
Thacher Park CLO Ltd
Series 2014-AR-1A, 3.44%, (3M USD LIBOR + 1.16%), 10/20/26 (f) (g)	708	708
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (f) (g)	1,188	1,182
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (f) (g)	750	752
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (f) (g)	2,496	2,509
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (f) (g)	1,524	1,542
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (f) (g)	3,378	3,401
Trillium Credit Card Trust II
Series 2018-A-2A, 2.40%, (1M USD LIBOR + 0.35%), 09/28/20 (f) (g)	4,000	4,002
United Airlines Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	570	594
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	187	197
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (f)	2,820	2,931
Series 2019-A2-1A, 3.19%, 07/15/24 (f)	1,499	1,515
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (f) (g) (j)	3,012	3,040
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (f)	660	660
Voya CLO Ltd
Series 2014-AAR2-1A, 3.29%, (3M USD LIBOR + 0.99%), 04/18/31 (f) (g)	865	860

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	5,792
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,968
Westlake Automobile Receivables Trust
Series 2018-A2A-3A, 2.98%, 01/18/22 (f)	2,634	2,640
Wheels SPV 2, LLC
Series 2017-A2-1A, 1.88%, 03/20/20 (f)	518	517
Total Non-U.S. Government Agency Asset-Backed Securities (cost $320,832)		323,881
SHORT TERM INVESTMENTS 4.5%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (o) (p)	276,180	276,180
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (o) (p)	55,787	55,787
U.S. Treasury Bill 0.6%
Treasury, United States Department of
2.04%, 10/01/19 (a) (q)	48,700	48,700
Total Short Term Investments (cost $380,667)		380,667
Total Investments 102.2% (cost $7,486,459)		8,696,083
Total Forward Sales Commitments 0.0% (proceeds $1,158)		(1,159)
Other Derivative Instruments (0.0)%		(39)
Other Assets and Liabilities, Net (2.2)%		(189,229)
Total Net Assets 100.0%		8,505,656

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $145,734.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $639,065 and 7.5% of the Fund.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) Convertible security.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(q) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/47 (a)	(1,100)	(1,159)
Total Government And Agency Obligations (proceeds $1,158)		(1,159)
Total Forward Sales Commitments (0.0%) (proceeds $1,158)		(1,159)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,158.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Discover Bank, 4.20%, 08/08/23	11/30/16	3,638	3,776	—
Nationstar HECM Loan Trust, Series 2018-A-1A, 2.76%, 02/25/20	03/08/18	446	446	—
		4,084	4,222	—

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	300	December 2019	39,084	(23)	10
United States 5 Year Note	336	January 2020	40,300	(16)	(266)
				(39)	(256)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 63.3%
U.S. Government Agency Obligations 35.8%
Council of Federal Home Loan Banks
1.83%, (US SOFR + 0.01%), 01/24/20 (a) (b)	45,325	45,325
1.85%, (US SOFR + 0.03%), 03/06/20 - 04/22/20 (a) (b)	32,520	32,520
1.84%, 05/22/20 (b)	39,115	39,115
1.85%, 11/06/20 (b)	1,920	1,920
1.87%, (US SOFR + 0.05%), 01/22/21 - 01/28/21 (a) (b)	16,895	16,895
1.90%, (US SOFR + 0.08%), 07/23/21 (a) (b)	3,900	3,900
Federal Farm Credit Banks Funding Corporation
1.99%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	10,000	10,000
1.85%, (US SOFR + 0.03%), 02/06/20 (a) (b)	8,600	8,600
1.95%, (3M US Treasury Bill + 0.04%), 02/12/20 (a) (b)	2,250	2,250
2.07%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	7,750	7,750
2.15%, 03/01/21 (b)	10,150	10,150
1.92%, (US SOFR + 0.10%), 05/07/21 (a) (b)	1,325	1,325
Federal Home Loan Banks Office of Finance
1.85%, (US SOFR + 0.03%), 10/09/19 - 07/17/20 (a) (b)	55,365	55,365
1.88%, (US SOFR + 0.07%), 11/15/19 (a) (b)	13,400	13,400
1.83%, (US SOFR + 0.01%), 12/20/19 (a) (b)	65,340	65,340
1.87%, (US SOFR + 0.05%), 01/17/20 (a) (b)	28,450	28,450
1.84%, (US SOFR + 0.02%), 02/21/20 (a) (b)	18,295	18,295
1.86%, (US SOFR + 0.04%), 05/08/20 - 08/25/20 (a) (b)	50,760	50,760
Federal Home Loan Mortgage Corporation
1.83%, (US SOFR + 0.01%), 11/01/19 (a) (b)	15,000	15,000
1.50%, 01/17/20 (b)	25,969	25,889
1.80%, 04/13/20 (b)	5,200	5,183
Federal National Mortgage Association, Inc.
1.63%, 01/21/20 (b)	16,901	16,853
1.90%, (US SOFR + 0.08%), 10/30/20 (a) (b)	10,920	10,920
		485,205
Discount Notes 17.8%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.61%, 10/01/19 (b) (c)	9,187	9,187
1.98%, 10/28/19 (b) (c)	12,500	12,475
2.63%, 11/04/19 (b) (c)	2,596	2,590
1.82%, 07/31/20 (b) (c)	1,120	1,103
1.82%, 08/11/20 (b) (c)	1,872	1,842
Federal Home Loan Banks Office of Finance
2.00%, 10/18/19 (b) (c)	27,700	27,674
2.01%, 10/23/19 (b) (c)	30,000	29,963
2.03%, 11/13/19 (b) (c)	40,767	40,668
2.00%, 12/18/19 (b) (c)	43,273	43,086
2.00%, 12/20/19 (b) (c)	24,727	24,617
1.88%, 12/27/19 (b) (c)	22,581	22,478
2.52%, 01/24/20 (b) (c)	12,537	12,436
1.89%, 03/18/20 (b) (c)	13,000	12,885
		241,004
U.S. Treasury Note 9.7%
Treasury, United States Department of
1.96%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	20,000	20,000
1.95%, 04/30/20	33,000	32,980
2.03%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	66,000	65,978
2.05%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	12,500	12,500
		131,458
Total Government And Agency Obligations (cost $857,667)		857,667
REPURCHASE AGREEMENTS 21.6%
Repurchase Agreements (d)		292,200
Total Repurchase Agreements (cost $292,200)		292,200
Total Investments 84.9% (cost $1,149,867)		1,149,867
Other Assets and Liabilities, Net 15.1%		204,594
Total Net Assets 100.0%		1,354,461

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at September 30, 2019, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNP	Federal National Mortgage Association, 4.47-6.00%, due 03/01/34-10/01/47	2,388	2,566
	Federal Home Loan Mortgage Corporation, 3.50-7.00%, due 10/01/31-03/01/49	3,943	4,066
	Government National Mortgage Association, 2.50-4.50%, due 08/20/41-07/20/49	13,247	13,768
		19,578	20,400	2.37	09/30/19	10/01/19	20,001	20,000	20,000
BOA	Government National Mortgage Association, 4.00%, due 05/20/49	30,189	31,518	2.32	09/30/19	10/01/19	30,902	30,900	30,900
BCL	Treasury, United States Department of, 3.38%, due 5/15/44	12,164	15,300	2.30	09/30/19	10/01/19	15,001	15,000	15,000
DUB	Federal National Mortgage Association, 4.50%, due 11/01/48	7,110	7,650	2.40	09/30/19	10/01/19	7,501	7,500	7,500
DUB	Treasury, United States Department of, 0.00%, due 12/12/19	4,606	4,590	2.35	09/30/19	10/01/19	4,500	4,500	4,500
GSC	Federal National Mortgage Association, 3.50%, due 09/01/49	53,251	56,100	1.93	09/30/19	10/01/19	55,021	55,000	55,000
	Federal National Mortgage Association, 2.00-4.00%, due 11/01/26-07/01/49	18,420	20,208
	Federal Home Loan Mortgage Corporation, 5.00%, due 11/01/48	178	192
		18,598	20,400	2.28	09/30/19	10/01/19	20,001	20,000	20,000
GSC	Federal National Mortgage Association, 2.35-7.50%, due 11/01/22-04/01/45	34,152	35,856
	Federal Home Loan Mortgage Corporation, 4.50-5.50%, due 03/01/31-01/01/49	14,078	15,144
		48,230	51,000	1.90	09/27/19	10/04/19	50,018	50,000	50,000
GSC	Federal Home Loan Mortgage Corporation, 4.00%, due 03/01/49	37,925	40,800	2.10	09/25/19	10/02/19	40,016	40,000	40,000
JPM	Treasury, United States Department of, 2.13%, due 05/15/22	40,561	41,412	2.35	09/30/19	10/01/19	40,603	40,600	40,600
RBC	Federal National Mortgage Association, 3.50-4.50%, due 05/01/43-11/1/48	8,235	8,874	2.36	09/30/19	10/01/19	8,701	8,700	8,700
									292,200

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.9%
Financials 23.9%
American International Group, Inc.	321	17,863
Assurant, Inc.	141	17,690
Bank of America Corporation	1,602	46,717
BlackRock, Inc.	41	18,398
Chubb Limited	145	23,364
Citigroup Inc.	462	31,889
Intact Financial Corporation	182	18,344
JPMorgan Chase & Co.	512	60,316
M&T Bank Corporation	100	15,818
MetLife, Inc.	393	18,529
PNC Financial Services Group Inc.	174	24,366
Progressive Corp.	182	14,046
TD Ameritrade Holding Corporation	306	14,279
		321,619
Health Care 16.2%
Anthem, Inc.	101	24,206
AstraZeneca PLC - ADR	447	19,923
Eli Lilly & Co.	153	17,080
Koninklijke Philips N.V. - NYRS	388	17,878
Medtronic Public Limited Company	312	33,903
Merck & Co., Inc.	190	16,006
Pfizer Inc.	1,002	35,995
Roche Holding AG	71	20,723
UnitedHealth Group Incorporated	86	18,749
Zimmer Biomet Holdings, Inc.	104	14,282
		218,745
Information Technology 11.7%
Amdocs Limited	268	17,745
Analog Devices, Inc.	150	16,735
Cisco Systems, Inc.	314	15,523
Corning Inc.	610	17,387
Intel Corp.	753	38,787
KLA-Tencor Corp.	91	14,520
Maxim Integrated Products, Inc.	120	6,935
Micron Technology Inc. (a)	383	16,421
NetApp, Inc.	248	13,047
		157,100
Industrials 9.5%
Caterpillar Inc.	105	13,266
Fortune Brands Home & Security, Inc.	318	17,401
Ingersoll-Rand Public Limited Company	110	13,557
L3Harris Technologies, Inc.	80	16,728
Lockheed Martin Corporation	45	17,592
Nvent Electric Public Limited Company	658	14,507
Union Pacific Corp.	85	13,765
United Technologies Corp.	160	21,802
		128,618
Consumer Discretionary 6.9%
Booking Holdings Inc. (a)	8	14,875
Hilton Worldwide Holdings Inc.	136	12,648
Home Depot Inc.	117	27,092
Lennar Corp. - Class A	289	16,168
Tapestry Inc.	391	10,187
TJX Cos. Inc.	227	12,656
		93,626
Energy 6.5%
Concho Resources Inc.	151	10,243
Exxon Mobil Corporation	645	45,577
Noble Energy Inc.	736	16,529
Pioneer Natural Resources Co.	118	14,800
		87,149
Materials 5.3%
Celanese Corp. - Class A	177	21,631
Dow Holdings Inc.	344	16,400
FMC Corp.	210	18,373
Sealed Air Corporation (b)	355	14,728
		71,132
Utilities 5.2%
Dominion Energy, Inc.	260	21,096
Entergy Corporation	129	15,165
Eversource Energy (b)	216	18,421
Sempra Energy	107	15,825
		70,507
Communication Services 4.9%
Comcast Corporation - Class A	615	27,720
Verizon Communications Inc.	637	38,439
		66,159
Real Estate 4.4%
Brixmor Property Group Inc. (b)	459	9,314
Crown Castle International Corp.	127	17,720
Gaming and Leisure Properties, Inc.	451	17,240
Highwoods Properties Inc.	327	14,714
		58,988
Consumer Staples 3.4%
Mondelez International Inc. - Class A	322	17,793
Unilever NV - ADR (b)	239	14,379
US Foods Holding Corp. (a)	342	14,052
		46,224
Total Common Stocks (cost $1,068,335)		1,319,867
SHORT TERM INVESTMENTS 3.5%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	27,039	27,039
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	19,704	19,704
Total Short Term Investments (cost $46,743)		46,743
Total Investments 101.4% (cost $1,115,078)		1,366,610
Other Assets and Liabilities, Net (1.4)%		(19,359)
Total Net Assets 100.0%		1,347,251

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	IDR - Indonesian Rupiah	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	ILS - Israeli New Shekel	SEK - Swedish Krona
BRL - Brazilian Real	DOP - Dominican Peso	JPY - Japanese Yen	SGD - Singapore Dollar
CAD - Canadian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht
CLP - Chilean Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	GBP - British Pound	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	HUF - Hungarian Forint	PLN - Polish Zloty

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	HIBOR - Hing Kong Interbank Offered Rate
ABS - Asset-Backed Security	IBEX - Spanish Exchange Index
ADR - American Depositary Receipt	ICE - Intercontinental Exchange
ADS - American Depositary Share	ITRAXX - Group of international credit derivative indices monitored by the
ASX - Australian Stock Exchange	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	JIBAR - South African Johannesburg Interbank Agreed Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	KOSPI - Korea Composite Stock Price Index
BUBOR - Budapest Interbank Offered Rate	KLIBOR - Kuala Lumpar Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	LIBOR - London Interbank Offered Rate
CDI - Chess Depository Interest	MBS - Mortgage-Backed Security
CDO - Collateralized Debt Obligation	MEXIBOR - Mexico Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MICEX - Moscow Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NVDR - Non-Voting Depositary Receipt
CLO - Collateralized Loan Obligation	NYRS - New York Registered Share
CMBX.NA - Commercial Mortgage-backed Securities Index - North America	OAO - Russian Open Joint Stock Company
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OAT - Obligations Assimilables du Tresor
CVA - Commanditaire Vennootschap op Aandelen	OMX - Option Market Index
DAX - Deutscher Aktienindex	PJSC - Private Joint Stock Co.
DIP - Debtor-in-possession	PRIBOR - Czech Interbank Offered Rate
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	SDR - Swedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 8.5 to 10.5 years	SOFR - Secured Overnight Financing Rate
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 24 to 35 years	SPI - Schedule Performance Index
Euro OAT - debt instrument issued by the Republic of Italy with a	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TELBOR - Tel Aviv Interbank Offered Rate
term of 1.75 to 2.25 years	UFJ - United Financial of Japan
FDR - Fiduciary Depositary Receipt	ULSD - Ultra-low sulfur diesel
FKU - First Trust United Kingdom AlphaDEX® Fund	US - United States
FTSE - Financial Times and the London Stock Exchange	WIBOR - Poland Warsaw Interbank Offered Rate
GDR - Global Depositary Receipt	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGB - Societe Generale Bannon LLC
BNY - BNY Capital Markets	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	TDB - Toronto-Dominion Bank
BTI - BTIG LLC	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Nomura Securities International Inc.
CIT - Citibank, Inc.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Swaptions are illiquid investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Funds' Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2019. The following table details the investments held during the period ended September 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Alternative Fund	208,940	968,532	906,987	4,118	270,485	23.1
JNL Multi-Manager International Small Cap Fund	6,746	66,127	64,535	93	8,338	3.1
JNL Multi-Manager Mid Cap Fund	18,510	244,861	235,151	512	28,220	2.4
JNL Multi-Manager Small Cap Growth Fund	34,383	547,871	520,737	911	61,517	2.8
JNL Multi-Manager Small Cap Value Fund	26,077	577,026	564,885	811	38,218	3.5
JNL S&P 500 Index Fund	531	24,146	23,598	15	1,079	1.7
JNL/AQR Large Cap Defensive Style Fund	—	36,556	35,095	14	1,461	3.5
JNL/AQR Large Cap Relaxed Constraint Equity Fund	7,287	70,452	73,192	79	4,547	1.5
JNL/AQR Managed Futures Strategy Fund	67,052	57,932	104,358	367	20,626	15.4
JNL/BlackRock Advantage International Fund	—	26,254	25,935	6	319	1.2
JNL/BlackRock Global Natural Resources Fund	12,003	163,232	165,317	150	9,918	1.6
JNL/BlackRock Large Cap Select Growth Fund	62,086	617,069	631,920	432	47,235	1.3
JNL/Boston Partners Global Long Short Equity Fund	—	231,626	209,295	332	22,331	5.6
JNL/Causeway International Value Select Fund	34,006	156,331	166,795	393	23,542	1.7
JNL/ClearBridge Large Cap Growth Fund	11,822	348,887	324,460	457	36,249	3.8
JNL/Crescent High Income Fund	29,855	243,101	255,684	341	17,272	2.5
JNL/DFA International Core Equity Fund	—	58,131	57,831	11	300	0.5
JNL/DFA U.S. Core Equity Fund	2,807	98,565	97,932	55	3,440	0.3
JNL/DoubleLine Core Fixed Income Fund	28,800	632,286	535,324	837	125,762	3.4
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	182,689	110,938	229	71,751	11.7
JNL/DoubleLine Shiller Enhanced CAPE Fund	23,708	513,669	361,138	1,351	176,239	9.5
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,035	956,822	939,684	1,388	48,173	4.8
JNL/First State Global Infrastructure Fund	805	245,490	238,298	118	7,997	0.8
JNL/FPA + DoubleLine Flexible Allocation Fund	51,764	483,926	459,014	1,163	76,676	4.7
JNL/Franklin Templeton Global Fund	27,966	108,366	105,805	423	30,527	7.2
JNL/Franklin Templeton Global Multisector Bond Fund	206,375	568,562	545,138	3,523	229,799	16.3
JNL/Franklin Templeton Growth Allocation Fund	—	529,322	478,741	442	50,581	4.3
JNL/Franklin Templeton Income Fund	123,539	898,101	857,391	1,606	164,249	8.9
JNL/Franklin Templeton International Small Cap Fund	22,477	87,309	89,302	610	20,484	3.7
JNL/Franklin Templeton Mutual Shares Fund	114,091	132,573	192,174	1,105	54,490	9.0
JNL/Goldman Sachs Emerging Markets Debt Fund	19,061	261,821	280,882	108	—	—
JNL/GQG Emerging Markets Equity Fund	2,195	154,362	148,792	199	7,765	1.5
JNL/Harris Oakmark Global Equity Fund	13,545	126,859	129,916	210	10,488	1.3
JNL/Heitman U.S. Focused Real Estate Fund	2,046	47,041	49,086	28	1	—
JNL/Invesco China-India Fund	—	129,313	126,769	109	2,544	0.5
JNL/Invesco Diversified Dividend Fund	40,770	138,800	115,201	791	64,369	9.2
JNL/Invesco Global Real Estate Fund	15,739	179,007	179,124	243	15,622	1.2
JNL/Invesco International Growth Fund	35,488	186,397	197,790	700	24,095	2.2
JNL/Invesco Small Cap Growth Fund	47,923	260,916	284,672	642	24,167	1.3
JNL/JPMorgan Global Allocation Fund	1,068	84,138	82,218	42	2,988	5.3
JNL/JPMorgan Hedged Equity Fund	20,266	69,908	87,076	59	3,098	1.2
JNL/JPMorgan MidCap Growth Fund	11,020	497,747	439,636	1,094	69,131	3.1
JNL/JPMorgan U.S. Government & Quality Bond Fund	88,813	246,398	272,411	716	62,800	5.5
JNL/Lazard Emerging Markets Fund	14,187	176,201	160,935	479	29,453	4.0
JNL/Loomis Sayles Global Growth Fund	2,468	65,405	63,879	57	3,994	1.3
JNL/Mellon Bond Index Fund	68,101	180,528	182,597	968	66,032	5.5
JNL/Mellon Consumer Staples Sector Fund	837	42,817	42,184	16	1,470	1.1
JNL/Mellon Emerging Markets Index Fund	7,971	109,202	104,231	204	12,942	1.2
JNL/Mellon Industrials Sector Fund	183	41,016	40,526	12	673	1.0
JNL/Mellon International Index Fund	4,150	129,107	128,441	81	4,816	0.3
JNL/Mellon Materials Sector Fund	59	10,353	10,319	3	93	0.4
JNL/Mellon MSCI KLD 400 Social Index Fund	224	15,062	15,155	4	131	0.2
JNL/Mellon Real Estate Sector Fund	435	86,866	85,155	28	2,146	1.2
JNL/Mellon S&P 1500 Growth Index Fund	1,269	34,411	35,428	11	252	0.2
JNL/Mellon S&P 1500 Value Index Fund	864	24,321	24,908	8	277	0.4
JNL/Mellon S&P 400 MidCap Index Fund	26,130	298,609	306,766	516	17,973	0.6
JNL/Mellon S&P 500 Index Fund	134,053	532,906	662,681	1,402	4,278	0.1
JNL/Mellon Small Cap Index Fund	6,214	235,232	233,703	122	7,743	0.3
JNL/Mellon Utilities Sector Fund	1,134	97,723	96,369	38	2,488	0.8
JNL/MFS Mid Cap Value Fund	12,293	156,773	158,248	225	10,818	0.8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Morningstar Wide Moat Index Fund	7,478	110,110	113,576	31	4,012	0.7
JNL/Neuberger Berman Strategic Income Fund	17,881	383,903	397,862	125	3,922	0.4
JNL/Oppenheimer Emerging Markets Innovator Fund	25,829	126,438	123,780	482	28,487	6.4
JNL/Oppenheimer Global Growth Fund	16,979	231,133	214,741	570	33,371	1.4
JNL/PPM America Floating Rate Income Fund	38,886	364,842	331,747	1,242	71,981	4.8
JNL/PPM America High Yield Bond Fund	30,703	546,741	515,923	913	61,521	2.9
JNL/PPM America Mid Cap Value Fund	2,123	71,027	70,459	43	2,691	0.5
JNL/PPM America Small Cap Value Fund	2,055	82,630	82,494	27	2,191	0.4
JNL/PPM America Total Return Fund	9,111	447,983	369,162	618	87,932	6.7
JNL/PPM America Value Equity Fund	980	26,972	27,151	17	801	0.4
JNL/RAFI Fundamental Asia Developed Fund	765	42,574	41,385	51	1,954	0.9
JNL/RAFI Fundamental Europe Fund	—	35,274	34,948	12	326	0.1
JNL/RAFI Fundamental U.S. Small Cap Fund	1,784	112,053	112,753	45	1,084	0.3
JNL/RAFI Multi-Factor U.S. Equity Fund	3,893	729,475	727,082	217	6,286	0.2
JNL/S&P Competitive Advantage Fund	6,961	188,512	180,774	96	14,699	0.6
JNL/S&P Dividend Income & Growth Fund	164	400,862	371,544	188	29,482	0.6
JNL/S&P International 5 Fund	150	7,370	7,319	6	201	0.4
JNL/S&P Intrinsic Value Fund	13,862	178,410	189,500	123	2,772	0.1
JNL/S&P Mid 3 Fund	849	19,278	19,349	8	778	0.4
JNL/S&P Total Yield Fund	19,588	236,424	245,304	178	10,708	0.5
JNL/Scout Unconstrained Bond Fund	33,525	410,511	423,465	279	20,571	7.7
JNL/T. Rowe Price Established Growth Fund	3,656	179,879	179,503	77	4,032	—
JNL/T. Rowe Price Managed Volatility Balanced Fund	6,171	59,302	61,981	67	3,492	0.7
JNL/T. Rowe Price Value Fund	3,360	117,563	116,798	64	4,125	0.1
JNL/Vanguard Growth ETF Allocation Fund	377	46,076	45,394	15	1,059	0.3
JNL/Vanguard Moderate ETF Allocation Fund	9	67,321	66,966	19	364	0.1
JNL/Vanguard Moderate Growth ETF Allocation Fund	290	57,808	56,886	17	1,212	0.3
JNL/Westchester Capital Event Driven Fund	17,758	297,172	280,430	169	34,500	11.3
JNL/WMC Balanced Fund	89,248	1,013,976	827,044	3,760	276,180	3.2
JNL/WMC Value Fund	14,404	198,247	185,612	277	27,039	2.0

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	22,990	999,340	973,646	1,604	48,684	0.5
JNL/T. Rowe Price Managed Volatility Balanced Fund	42,805	72,632	63,274	879	52,163	10.5
JNL/T. Rowe Price Mid-Cap Growth Fund	302,523	478,631	416,947	5,997	364,207	5.9
JNL/T. Rowe Price Short-Term Bond Fund	2,087	132,010	134,097	44	—	—
JNL/T. Rowe Price Value Fund	28,246	689,024	712,065	237	19,510	0.4

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended September 30, 2019.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPM Chase and State Street (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act") and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, Funds may invest cash collateral in repurchase agreements collateralized 110% by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.

Security Valuation. Under the JNL Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The Net Asset Value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2019 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	391,224	73,042	276	464,542
Corporate Bonds And Notes	—	237,420	—	237,420
Government And Agency Obligations	—	118,853	—	118,853
Non-U.S. Government Agency Asset-Backed Securities	—	108,016	—	108,016
Senior Loan Interests[2]	—	34,864	1,407	36,271
Preferred Stocks	8,722	—	—	8,722
Investment Companies	8,133	—	—	8,133
Warrants	590	—	—	590
Other Equity Interests	—	—	30	30
Rights	—	—	2	2
Short Term Investments	270,634	880	—	271,514
	679,303	573,075	1,715	1,254,093
Liabilities - Securities
Common Stocks	(135,436)	(4,599)	—	(140,035)
Investment Companies	(11,883)	—	—	(11,883)
Corporate Bonds And Notes	—	(753)	—	(753)
Preferred Stocks	(641)	—	—	(641)
Rights	—	—	(83)	(83)
	(147,960)	(5,352)	(83)	(153,395)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,938	—	—	1,938
Centrally Cleared Interest Rate Swap Agreements	—	1,657	—	1,657
Exchange Traded Futures Options	53	—	—	53
Exchange Traded Purchased Options	411	—	—	411
OTC Purchased Options	—	331	—	331
Open Forward Foreign Currency Contracts	—	1,859	—	1,859
OTC Interest Rate Swap Agreements	—	1,371	—	1,371
OTC Contracts for Difference	—	2,513	—	2,513
OTC Total Return Swap Agreements	—	1,015	—	1,015
	2,402	8,746	—	11,148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,765)	—	—	(2,765)
Centrally Cleared Interest Rate Swap Agreements	—	(9,677)	—	(9,677)
Centrally Cleared Credit Default Swap Agreements	—	(6)	—	(6)
Exchange Traded Futures Options	(6)	—	—	(6)
Exchange Traded Written Options	(1,063)	—	—	(1,063)
OTC Written Options	—	(130)	—	(130)
Open Forward Foreign Currency Contracts	—	(2,020)	—	(2,020)
OTC Contracts for Difference	—	(1,347)	—	(1,347)
OTC Total Return Swap Agreements	—	(273)	—	(273)
	(3,834)	(13,453)	—	(17,287)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	46,190	216,783	—	262,973
Preferred Stocks	1,592	—	—	1,592
Warrants	—	—	1,184	1,184
Investment Companies	476	—	—	476
Short Term Investments	8,338	—	—	8,338
	56,596	216,783	1,184	274,563
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,167,623	—	—	1,167,623
Short Term Investments	38,921	—	—	38,921
	1,206,544	—	—	1,206,544
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,117,599	45,946	—	2,163,545
Short Term Investments	153,838	—	—	153,838
	2,271,437	45,946	—	2,317,383
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,067,172	—	—	1,067,172
Short Term Investments	74,965	—	—	74,965
	1,142,137	—	—	1,142,137
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	62,285	—	—	62,285
Investment Companies	267	—	—	267
Short Term Investments	1,248	75	—	1,323
	63,800	75	—	63,875
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(10)	—	—	(10)
	(10)	—	—	(10)
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	40,124	—	—	40,124
Short Term Investments	1,585	—	—	1,585
	41,709	—	—	41,709
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7)	—	—	(7)
	(7)	—	—	(7)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	392,077	—	—	392,077
Short Term Investments	7,639	—	—	7,639
	399,716	—	—	399,716
Liabilities - Securities
Common Stocks	(88,046)	—	—	(88,046)
	(88,046)	—	—	(88,046)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
	(11)	—	—	(11)
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	38,854	66,767	—	105,621
	38,854	66,767	—	105,621

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Managed Futures Strategy Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,301	—	—	2,301
Open Forward Foreign Currency Contracts	—	1,446	—	1,446
OTC Total Return Swap Agreements	—	158	—	158
	2,301	1,604	—	3,905
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,991)	—	—	(1,991)
Open Forward Foreign Currency Contracts	—	(1,616)	—	(1,616)
OTC Total Return Swap Agreements	—	(451)	—	(451)
	(1,991)	(2,067)	—	(4,058)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	564	24,226	—	24,790
Preferred Stocks	152	—	—	152
Short Term Investments	341	—	—	341
	1,057	24,226	—	25,283
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks
Communication Services	163,625	87,520	—	251,145
Consumer Discretionary	129,019	76,837	—	205,856
Consumer Staples	52,022	83,662	—	135,684
Energy	78,435	30,826	—	109,261
Financials	166,247	63,469	—	229,716
Health Care	207,045	71,843	—	278,888
Industrials	103,123	145,850	—	248,973
Information Technology	258,767	55,446	12	314,225
Materials	45,840	29,723	3,105	78,668
Real Estate	12,123	38,203	—	50,326
Utilities	36,198	29,265	—	65,463
Government And Agency Obligations	—	966,612	—	966,612
Corporate Bonds And Notes	—	238,126	7,798	245,924
Preferred Stocks	14,075	8,774	6,878	29,727
Trust Preferreds	6,430	—	—	6,430
Investment Companies	5,263	—	—	5,263
Senior Loan Interests	—	4,197	—	4,197
Short Term Investments	33,802	275,156	—	308,958
	1,312,014	2,205,509	17,793	3,535,316
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	386	—	—	386
Centrally Cleared Interest Rate Swap Agreements	—	46	—	46
Exchange Traded Purchased Options	2,361	—	—	2,361
OTC Purchased Options	—	10,936	—	10,936
Open Forward Foreign Currency Contracts	—	2,800	—	2,800
OTC Contracts for Difference	—	250	—	250
OTC Total Return Swap Agreements	—	411	—	411
	2,747	14,443	—	17,190
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,590)	—	—	(2,590)
Centrally Cleared Interest Rate Swap Agreements	—	(318)	—	(318)
Centrally Cleared Credit Default Swap Agreements	—	(7)	—	(7)
Exchange Traded Written Options	(683)	—	—	(683)
OTC Written Options	—	(12,131)	—	(12,131)
Open Forward Foreign Currency Contracts	—	(6,942)	—	(6,942)
OTC Contracts for Difference	—	(202)	—	(202)
	(3,273)	(19,600)	—	(22,873)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	169,408	—	—	169,408
Canada	107,798	—	—	107,798
United Kingdom	—	69,850	—	69,850
Australia	—	48,650	—	48,650
Netherlands	—	44,317	—	44,317
Brazil	38,128	—	—	38,128
France	—	34,133	—	34,133
Ireland	—	20,148	—	20,148
Switzerland	—	15,396	—	15,396
Russian Federation	7,873	6,892	—	14,765
Belgium	—	9,957	—	9,957
Italy	—	9,795	—	9,795
China	—	8,631	—	8,631
Norway	—	6,853	—	6,853
Ghana	4,938	—	—	4,938
Short Term Investments	62,330	—	—	62,330
	390,475	274,622	—	665,097
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,525,708	50,321	—	3,576,029
Preferred Stocks	—	—	7,589	7,589
Short Term Investments	50,036	—	—	50,036
	3,575,744	50,321	7,589	3,633,654
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks	252,825	130,587	—	383,412
Preferred Stocks	3,126	—	—	3,126
Short Term Investments	22,331	—	—	22,331
	278,282	130,587	—	408,869
Liabilities - Securities
Common Stocks
Consumer Staples	(4,036)	(4,762)	—	(8,798)
Financials	(19,128)	(8,251)	—	(27,379)
Information Technology	(18,744)	(6,128)	—	(24,872)
Energy	(10,359)	(1,927)	—	(12,286)
Industrials	(16,289)	(15,003)	—	(31,292)
Utilities	—	(4,717)	—	(4,717)
Communication Services	(7,522)	(3,729)	—	(11,251)
Real Estate	(2,928)	—	—	(2,928)
Health Care	(10,358)	(2,935)	—	(13,293)
Consumer Discretionary	(22,760)	(13,375)	—	(36,135)
Materials	(13,388)	(9,365)	—	(22,753)
	(125,512)	(70,192)	—	(195,704)
Assets - Investments in Other Financial Instruments[1]
OTC Contracts for Difference	—	748	—	748
	—	748	—	748
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(7,844)	—	—	(7,844)
Open Forward Foreign Currency Contracts	—	—	—	—
OTC Contracts for Difference	—	(440)	—	(440)
	(7,844)	(440)	—	(8,284)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	138,413	1,180,301	—	1,318,714
Preferred Stocks	63,102	—	—	63,102
Short Term Investments	34,638	—	—	34,638
	236,153	1,180,301	—	1,416,454
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	926,205	—	—	926,205
Short Term Investments	64,569	—	—	64,569
	990,774	—	—	990,774
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	532,657	—	532,657
Senior Loan Interests[2]	—	125,632	13,322	138,954
Common Stocks	—	—	35	35
Warrants	—	—	4	4
Other Equity Interests	—	—	—	—
Short Term Investments	38,300	—	—	38,300
	38,300	658,289	13,361	709,950

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	9,348	51,182	2	60,532
Preferred Stocks	342	—	—	342
Rights	—	—	—	—
Short Term Investments	1,547	—	—	1,547
	11,237	51,182	2	62,421
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,209,970	—	2	1,209,972
Rights	—	—	4	4
Short Term Investments	12,516	—	—	12,516
	1,222,486	—	6	1,222,492
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,664,403	—	1,664,403
Corporate Bonds And Notes	—	1,042,010	—	1,042,010
Non-U.S. Government Agency Asset-Backed Securities	—	820,699	—	820,699
Senior Loan Interests[2]	—	86,446	805	87,251
Other Equity Interests	—	—	—	—
Short Term Investments	143,734	50,998	—	194,732
	143,734	3,664,556	805	3,809,095
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	524,161	—	524,161
Government And Agency Obligations	—	23,433	—	23,433
Short Term Investments	73,643	—	—	73,643
	73,643	547,594	—	621,237
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	846,205	—	846,205
Government And Agency Obligations	—	365,999	—	365,999
Corporate Bonds And Notes	—	258,271	—	258,271
Senior Loan Interests[2]	—	76,474	610	77,084
Short Term Investments	176,239	138,741	—	314,980
	176,239	1,685,690	610	1,862,539
Liabilities - Securities
Senior Loan Interests[2]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	30,653	—	30,653
	—	30,653	—	30,653
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(7,407)	—	(7,407)
	—	(7,407)	—	(7,407)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	538,532	—	538,532
Corporate Bonds And Notes	—	381,207	—	381,207
Senior Loan Interests	—	48,888	531	49,419
Non-U.S. Government Agency Asset-Backed Securities	—	19,661	—	19,661
Other Equity Interests	—	—	—	—
Short Term Investments	53,123	47,720	—	100,843
	53,123	1,036,008	531	1,089,662
Liabilities - Securities
Government And Agency Obligations	—	(32,657)	—	(32,657)
	—	(32,657)	—	(32,657)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	29	—	—	29
Centrally Cleared Interest Rate Swap Agreements	—	65	—	65
OTC Purchased Options	—	2,595	—	2,595
	29	2,660	—	2,689
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(44)	—	—	(44)
Centrally Cleared Interest Rate Swap Agreements	—	(44)	—	(44)
OTC Written Options	—	(565)	—	(565)
	(44)	(609)	—	(653)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks	671,571	339,889	—	1,011,460
Short Term Investments	62,706	—	—	62,706
	734,277	339,889	—	1,074,166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	799,641	217,662	574	1,017,877
Non-U.S. Government Agency Asset-Backed Securities	—	190,810	—	190,810
Government And Agency Obligations	—	190,130	—	190,130
Corporate Bonds And Notes	—	135,129	—	135,129
Senior Loan Interests[2]	—	14,280	171	14,451
Preferred Stocks	13,322	—	—	13,322
Investment Companies	12,325	—	—	12,325
Short Term Investments	85,188	35,971	—	121,159
	910,476	783,982	745	1,695,203
Liabilities - Securities
Investment Companies	(126,632)	—	—	(126,632)
Preferred Stocks	(9,243)	—	—	(9,243)
Common Stocks	—	(5,109)	—	(5,109)
Senior Loan Interests[2]	—	—	—	—
	(135,875)	(5,109)	—	(140,984)
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
United States of America	110,258	—	—	110,258
United Kingdom	—	38,684	—	38,684
Japan	—	38,088	—	38,088
France	—	31,784	—	31,784
Germany	—	23,681	—	23,681
Netherlands	—	20,670	—	20,670
China	7,960	10,521	—	18,481
South Korea	5,425	10,013	—	15,438
Switzerland	7,369	5,926	—	13,295
Hong Kong	—	12,928	—	12,928
India	—	11,586	—	11,586
Ireland	9,974	1,160	—	11,134
Luxembourg	—	9,324	—	9,324
Singapore	—	8,433	—	8,433
Canada	8,180	—	—	8,180
Italy	—	5,530	—	5,530
Thailand	—	5,230	—	5,230
Denmark	—	4,083	—	4,083
Spain	—	3,695	—	3,695
Israel	2,653	—	—	2,653
Indonesia	—	1,009	—	1,009
Short Term Investments	32,885	—	—	32,885
	184,704	242,345	—	427,049
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	701,228	—	701,228
Corporate Bonds And Notes	—	160	—	160
Common Stocks	—	—	91	91
Warrants	—	—	—	—
Short Term Investments	243,719	382,590	—	626,309
	243,719	1,083,978	91	1,327,788
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Options	—	—	—	—
Open Forward Foreign Currency Contracts	—	34,468	—	34,468
	—	34,468	—	34,468
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(33,365)	—	(33,365)
OTC Written Options	—	—	—	—
Open Forward Foreign Currency Contracts	—	(12,657)	—	(12,657)
	—	(46,022)	—	(46,022)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	562,298	214,977	—	777,275
Corporate Bonds And Notes	—	146,524	—	146,524
Government And Agency Obligations	—	94,879	—	94,879
Investment Companies	74,294	—	—	74,294
Equity Linked Structured Notes	—	13,486	—	13,486
Preferred Stocks	12,405	—	—	12,405
Short Term Investments	50,581	1,599	—	52,180
	699,578	471,465	—	1,171,043
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Growth Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(143)	—	—	(143)
	(143)	—	—	(143)
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	688,063	—	688,063
Common Stocks	626,827	50,236	—	677,063
Equity Linked Structured Notes	—	164,775	—	164,775
Government And Agency Obligations	—	132,171	—	132,171
Senior Loan Interests	—	34,677	—	34,677
Preferred Stocks	20,655	—	—	20,655
Other Equity Interests	—	—	1	1
Short Term Investments	213,277	—	—	213,277
	860,759	1,069,922	1	1,930,682
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(163)	—	—	(163)
	(163)	—	—	(163)
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	120,141	410,291	—	530,432
Preferred Stocks	2,374	—	—	2,374
Warrants	291	—	—	291
Short Term Investments	37,474	—	—	37,474
	160,280	410,291	—	570,571
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	466,662	63,939	2,043	532,644
Corporate Bonds And Notes	—	11,453	—	11,453
Senior Loan Interests	—	4,809	—	4,809
Warrants	24	—	—	24
Other Equity Interests	—	13	—	13
Short Term Investments	56,883	2,994	—	59,877
	523,569	83,208	2,043	608,820
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	206	—	206
	—	206	—	206
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(7)	—	(7)
	—	(7)	—	(7)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Government And Agency Obligations	—	160,749	—	160,749
Corporate Bonds And Notes	—	73,019	—	73,019
Credit Linked Structured Notes	—	22,669	—	22,669
Common Stocks	—	15	—	15
Short Term Investments	1,781	—	—	1,781
	1,781	256,452	—	258,233
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	45	—	—	45
Centrally Cleared Interest Rate Swap Agreements	—	1,369	—	1,369
Centrally Cleared Credit Default Swap Agreements	—	24	—	24
Open Forward Foreign Currency Contracts	—	1,144	—	1,144
OTC Interest Rate Swap Agreements	—	566	—	566
OTC Credit Default Swap Agreements	—	58	—	58
OTC Non-Deliverable Bond Forward Contracts	—	—	—	—
	45	3,161	—	3,206
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(102)	—	—	(102)
Centrally Cleared Interest Rate Swap Agreements	—	(780)	—	(780)
Centrally Cleared Credit Default Swap Agreements	—	(41)	—	(41)
Open Forward Foreign Currency Contracts	—	(1,514)	—	(1,514)
OTC Interest Rate Swap Agreements	—	(41)	—	(41)
OTC Credit Default Swap Agreements	—	(531)	—	(531)
	(102)	(2,907)	—	(3,009)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	84,849	372,265	—	457,114
Participatory Notes	—	47,583	—	47,583
Short Term Investments	7,765	—	—	7,765
	92,614	419,848	—	512,462
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	311,272	—	—	311,272
Switzerland	—	145,547	—	145,547
Germany	—	95,096	—	95,096
United Kingdom	20,034	31,210	—	51,244
France	—	43,895	—	43,895
Netherlands	—	43,657	—	43,657
South Korea	—	32,083	—	32,083
Japan	—	18,378	—	18,378
South Africa	—	16,660	—	16,660
Mexico	12,633	—	—	12,633
Taiwan	—	12,316	—	12,316
China	12,287	—	—	12,287
Preferred Stocks	5,334	—	—	5,334
Short Term Investments	36,680	—	—	36,680
	398,240	438,842	—	837,082
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	184	—	184
	—	184	—	184
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	190,031	—	—	190,031
Short Term Investments	422	—	—	422
	190,453	—	—	190,453
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	80,763	441,125	—	521,888
Short Term Investments	5,179	—	—	5,179
	85,942	441,125	—	527,067
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	531,275	106,187	—	637,462
Short Term Investments	64,369	—	—	64,369
	595,644	106,187	—	701,831
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	418	—	418
	—	418	—	418

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	667,092	—	—	667,092
Japan	—	144,677	—	144,677
Hong Kong	—	117,424	—	117,424
Germany	—	53,756	—	53,756
United Kingdom	—	52,325	—	52,325
Australia	—	41,834	—	41,834
Canada	35,021	—	—	35,021
Singapore	—	32,299	—	32,299
China	—	28,944	—	28,944
Sweden	—	23,935	—	23,935
Netherlands	—	13,782	—	13,782
Spain	—	13,475	—	13,475
Philippines	—	11,340	3	11,343
Luxembourg	—	10,304	—	10,304
Switzerland	—	10,168	—	10,168
South Africa	—	9,021	—	9,021
Brazil	7,530	—	—	7,530
Mexico	6,778	—	—	6,778
France	—	6,175	—	6,175
Thailand	—	5,897	—	5,897
Ireland	—	3,910	—	3,910
India	—	3,136	—	3,136
Indonesia	—	2,285	—	2,285
Malaysia	—	1,595	—	1,595
Chile	1,222	—	—	1,222
United Arab Emirates	—	790	—	790
Turkey	—	533	—	533
Malta	—	—	4	4
Short Term Investments	19,108	—	—	19,108
	736,751	587,605	7	1,324,363
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	288,760	756,959	—	1,045,719
Short Term Investments	47,730	—	—	47,730
	336,490	756,959	—	1,093,449
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,828,961	—	—	1,828,961
Short Term Investments	27,912	—	—	27,912
	1,856,873	—	—	1,856,873
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	14,408	1,809	—	16,217
Investment Companies	16,154	—	—	16,154
Government And Agency Obligations	—	6,355	—	6,355
Non-U.S. Government Agency Asset-Backed Securities	—	6,331	—	6,331
Preferred Stocks	42	—	—	42
Corporate Bonds And Notes	—	38	—	38
Short Term Investments	2,988	7,687	—	10,675
	33,592	22,220	—	55,812
Liabilities - Securities
Common Stocks	(569)	—	—	(569)
Investment Companies	(42)	—	—	(42)
	(611)	—	—	(611)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	137	—	—	137
Exchange Traded Purchased Options	38	—	—	38
Open Forward Foreign Currency Contracts	—	139	—	139
	175	139	—	314
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(124)	—	—	(124)
Open Forward Foreign Currency Contracts	—	(32)	—	(32)
	(124)	(32)	—	(156)
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	263,931	—	—	263,931
Short Term Investments	3,098	—	—	3,098
	267,029	—	—	267,029

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(24)	—	—	(24)
Exchange Traded Written Options	(4,310)	—	—	(4,310)
	(4,334)	—	—	(4,334)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	4,445	—	—	4,445
	4,445	—	—	4,445
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,194,851	—	—	2,194,851
Short Term Investments	90,773	—	—	90,773
	2,285,624	—	—	2,285,624
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	958,738	—	958,738
Non-U.S. Government Agency Asset-Backed Securities	—	70,927	—	70,927
Corporate Bonds And Notes	—	45,541	—	45,541
Short Term Investments	65,060	—	—	65,060
	65,060	1,075,206	—	1,140,266
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	179,270	522,466	—	701,736
Short Term Investments	29,453	—	—	29,453
	208,723	522,466	—	731,189
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	219,101	74,129	—	293,230
Short Term Investments	3,994	—	—	3,994
	223,095	74,129	—	297,224
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	862,659	—	862,659
Corporate Bonds And Notes	—	305,491	—	305,491
Non-U.S. Government Agency Asset-Backed Securities	—	22,162	—	22,162
Short Term Investments	77,455	—	—	77,455
	77,455	1,190,312	—	1,267,767
Liabilities - Securities
Government And Agency Obligations	—	(1,486)	—	(1,486)
	—	(1,486)	—	(1,486)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	127,125	—	—	127,125
Short Term Investments	1,953	40	—	1,993
	129,078	40	—	129,118
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11	—	—	11
	11	—	—	11
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	182,903	840,853	1,861	1,025,617
Preferred Stocks	38,514	—	—	38,514
Rights	—	28	—	28
Warrants	3	—	—	3
Short Term Investments	31,977	1,091	—	33,068
	253,397	841,972	1,861	1,097,230
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(425)	—	—	(425)
Open Forward Foreign Currency Contracts	—	—	—	—
	(425)	—	—	(425)
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	64,936	—	—	64,936
Investment Companies	15	—	—	15
Short Term Investments	1,556	35	—	1,591
	66,507	35	—	66,542
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7)	—	—	(7)
	(7)	—	—	(7)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	38,070	1,650,846	—	1,688,916
Preferred Stocks	10,912	—	—	10,912
Rights	—	5	—	5
Short Term Investments	56,312	712	—	57,024
	105,294	1,651,563	—	1,756,857
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	117	—	—	117
Open Forward Foreign Currency Contracts	—	40	—	40
	117	40	—	157
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
Open Forward Foreign Currency Contracts	—	(99)	—	(99)
	—	(99)	—	(99)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	25,569	—	—	25,569
Rights	—	—	—	—
Short Term Investments	604	9	—	613
	26,173	9	—	26,182
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	52,233	—	—	52,233
Investment Companies	54	—	—	54
Short Term Investments	340	20	—	360
	52,627	20	—	52,647
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	173,165	—	—	173,165
Short Term Investments	4,165	65	—	4,230
	177,330	65	—	177,395
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	16	—	—	16
	16	—	—	16
JNL/Mellon S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	117,079	—	—	117,079
Investment Companies	68	—	—	68
Short Term Investments	1,502	35	—	1,537
	118,649	35	—	118,684
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4)	—	—	(4)
	(4)	—	—	(4)
JNL/Mellon S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	73,954	—	—	73,954
Investment Companies	226	—	—	226
Rights	—	—	—	—
Short Term Investments	1,162	18	—	1,180
	75,342	18	—	75,360
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,027,111	—	—	3,027,111
Short Term Investments	113,373	1,101	—	114,474
	3,140,484	1,101	—	3,141,585
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(265)	—	—	(265)
	(265)	—	—	(265)
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	8,393,494	—	—	8,393,494
Short Term Investments	350,620	242,870	—	593,490
	8,744,114	242,870	—	8,986,984

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(75)	—	—	(75)
	(75)	—	—	(75)
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	2,424,591	—	—	2,424,591
Investment Companies	18,535	—	—	18,535
Rights	—	—	40	40
Short Term Investments	114,538	732	—	115,270
	2,557,664	732	40	2,558,436
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(481)	—	—	(481)
	(481)	—	—	(481)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	319,524	—	—	319,524
Short Term Investments	12,890	80	—	12,970
	332,414	80	—	332,494
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	40	—	—	40
	40	—	—	40
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,359,345	—	—	1,359,345
Short Term Investments	17,142	—	—	17,142
	1,376,487	—	—	1,376,487
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	565,819	—	—	565,819
Short Term Investments	6,520	224	—	6,744
	572,339	224	—	572,563
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(17)	—	—	(17)
	(17)	—	—	(17)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	513,804	—	513,804
Corporate Bonds And Notes	—	388,066	—	388,066
Senior Loan Interests	—	71,084	469	71,553
Non-U.S. Government Agency Asset-Backed Securities	—	30,515	—	30,515
Short Term Investments	10,017	14,078	—	24,095
	10,017	1,017,547	469	1,028,033
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(138)	—	—	(138)
Open Forward Foreign Currency Contracts	—	(892)	—	(892)
	(138)	(892)	—	(1,030)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,424	—	—	1,424
Open Forward Foreign Currency Contracts	—	1,576	—	1,576
	1,424	1,576	—	3,000
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	118,868	288,456	2,503	409,827
Preferred Stocks	10,876	—	—	10,876
Short Term Investments	39,448	—	—	39,448
	169,192	288,456	2,503	460,151
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(2)	—	(2)
	—	(2)	—	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,245,147	—	—	1,245,147
Japan	—	335,071	—	335,071
France	—	169,711	—	169,711
Germany	—	139,976	—	139,976
Netherlands	9,616	95,811	—	105,427
India	41,844	46,619	—	88,463
United Kingdom	17,674	63,532	—	81,206
Sweden	—	55,648	—	55,648
Switzerland	—	42,271	—	42,271
Spain	—	40,149	—	40,149
China	36,625	—	—	36,625
Brazil	13,249	—	—	13,249
Italy	—	5,635	—	5,635
Preferred Stocks	14,506	—	—	14,506
Short Term Investments	48,268	—	—	48,268
	1,426,929	994,423	—	2,421,352
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	573,475	—	573,475
Corporate Bonds And Notes	—	468,074	—	468,074
Non-U.S. Government Agency Asset-Backed Securities	—	393,405	—	393,405
Senior Loan Interests[2]	—	39,987	3,146	43,133
Warrants	—	2,300	—	2,300
Common Stocks	1,821	6	10	1,837
Other Equity Interests	—	—	—	—
Short Term Investments	15,206	274,092	—	289,298
	17,027	1,751,339	3,156	1,771,522
Liabilities - Securities
Government And Agency Obligations	—	(10,944)	—	(10,944)
	—	(10,944)	—	(10,944)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	302	—	—	302
Centrally Cleared Interest Rate Swap Agreements	—	1,772	—	1,772
Centrally Cleared Credit Default Swap Agreements	—	659	—	659
Exchange Traded Purchased Options	—	—	—	—
Open Forward Foreign Currency Contracts	—	6,190	—	6,190
OTC Credit Default Swap Agreements	—	2,044	—	2,044
OTC Total Return Swap Agreements	—	484	—	484
	302	11,149	—	11,451
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,167)	—	—	(3,167)
Centrally Cleared Interest Rate Swap Agreements	—	(17,197)	—	(17,197)
Centrally Cleared Credit Default Swap Agreements	—	(168)	—	(168)
OTC Written Options	—	(60)	—	(60)
Open Forward Foreign Currency Contracts	—	(1,710)	—	(1,710)
OTC Credit Default Swap Agreements	—	(29)	—	(29)
	(3,167)	(19,164)	—	(22,331)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,928,833	—	1,928,833
Non-U.S. Government Agency Asset-Backed Securities	—	176,003	—	176,003
Corporate Bonds And Notes	—	117,419	—	117,419
Preferred Stocks	761	—	—	761
Short Term Investments	1,430	19,687	—	21,117
	2,191	2,241,942	—	2,244,133
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,378	—	—	3,378
Centrally Cleared Interest Rate Swap Agreements	—	4,789	—	4,789
Centrally Cleared Credit Default Swap Agreements	—	129	—	129
Exchange Traded Futures Options	184	—	—	184
Exchange Traded Purchased Options	1	—	—	1
OTC Purchased Options	—	579	—	579
Open Forward Foreign Currency Contracts	—	3,523	—	3,523
OTC Credit Default Swap Agreements	—	369	—	369
	3,563	9,389	—	12,952

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,645)	—	—	(2,645)
Centrally Cleared Interest Rate Swap Agreements	—	(8,838)	—	(8,838)
Centrally Cleared Credit Default Swap Agreements	—	(198)	—	(198)
Exchange Traded Futures Options	(61)	—	—	(61)
Exchange Traded Written Options	(132)	—	—	(132)
OTC Written Options	—	(820)	—	(820)
Open Forward Foreign Currency Contracts	—	(4,278)	—	(4,278)
OTC Interest Rate Swap Agreements	—	(2,187)	—	(2,187)
OTC Credit Default Swap Agreements	—	(149)	—	(149)
	(2,838)	(16,470)	—	(19,308)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Loan Interests[2]	—	1,363,366	22,876	1,386,242
Corporate Bonds And Notes	—	38,498	—	38,498
Non-U.S. Government Agency Asset-Backed Securities	—	10,406	—	10,406
Common Stocks	367	—	2,212	2,579
Warrants	—	538	45	583
Other Equity Interests	—	—	—	—
Short Term Investments	71,981	—	—	71,981
	72,348	1,412,808	25,133	1,510,289
Liabilities - Securities
Senior Loan Interests[2]	—	(6)	—	(6)
	—	(6)	—	(6)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	185	—	—	185
	185	—	—	185
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,858,006	5,353	1,863,359
Senior Loan Interests	—	93,494	—	93,494
Investment Companies	57,467	—	—	57,467
Non-U.S. Government Agency Asset-Backed Securities	—	10,247	—	10,247
Common Stocks	6,692	—	—	6,692
Warrants	—	1,585	—	1,585
Other Equity Interests	—	—	—	—
Short Term Investments	136,749	—	—	136,749
	200,908	1,963,332	5,353	2,169,593
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	817	—	—	817
	817	—	—	817
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	507,883	—	—	507,883
Short Term Investments	2,691	—	—	2,691
	510,574	—	—	510,574
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	508,652	—	—	508,652
Short Term Investments	6,575	—	—	6,575
	515,227	—	—	515,227
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	608,348	—	608,348
Corporate Bonds And Notes	—	469,173	7,096	476,269
Non-U.S. Government Agency Asset-Backed Securities	—	166,854	—	166,854
Senior Loan Interests[2]	—	27,266	—	27,266
Short Term Investments	93,330	—	—	93,330
	93,330	1,271,641	7,096	1,372,067
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	613	—	—	613
Centrally Cleared Credit Default Swap Agreements	—	2	—	2
	613	2	—	615
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,902)	—	—	(1,902)
	(1,902)	—	—	(1,902)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	192,671	—	—	192,671
Short Term Investments	801	—	—	801
	193,472	—	—	193,472

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	902	215,201	—	216,103
Investment Companies	3,139	—	—	3,139
Rights	—	2	—	2
Short Term Investments	12,846	169	—	13,015
	16,887	215,372	—	232,259
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	81	—	—	81
Open Forward Foreign Currency Contracts	—	4	—	4
	81	4	—	85
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(42)	—	(42)
	—	(42)	—	(42)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	4,383	303,460	—	307,843
Preferred Stocks	4,568	—	—	4,568
Short Term Investments	2,219	125	—	2,344
	11,170	303,585	—	314,755
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	15	—	—	15
Open Forward Foreign Currency Contracts	—	13	—	13
	15	13	—	28
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(21)	—	(21)
	—	(21)	—	(21)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	407,623	—	18	407,641
Short Term Investments	11,518	110	—	11,628
	419,141	110	18	419,269
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(16)	—	—	(16)
	(16)	—	—	(16)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,753,208	—	—	2,753,208
Short Term Investments	31,116	648	—	31,764
	2,784,324	648	—	2,784,972
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(123)	—	—	(123)
	(123)	—	—	(123)
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,490,156	—	—	2,490,156
Short Term Investments	98,940	58,003	—	156,943
	2,589,096	58,003	—	2,647,099
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(72)	—	—	(72)
	(72)	—	—	(72)
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,010,625	—	—	5,010,625
Short Term Investments	169,735	104,618	—	274,353
	5,180,360	104,618	—	5,284,978
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(305)	—	—	(305)
	(305)	—	—	(305)
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	5,149	49,351	—	54,500
Investment Companies	16	—	—	16
Rights	—	4	—	4
Short Term Investments	201	40	—	241
	5,366	49,395	—	54,761
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,297,327	—	—	2,297,327
Short Term Investments	54,724	538	—	55,262
	2,352,051	538	—	2,352,589
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(77)	—	—	(77)
	(77)	—	—	(77)
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	218,779	—	—	218,779
Short Term Investments	15,166	45	—	15,211
	233,945	45	—	233,990
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	1,937,742	—	—	1,937,742
Short Term Investments	50,732	752	—	51,484
	1,988,474	752	—	1,989,226
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(112)	—	—	(112)
	(112)	—	—	(112)
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Government And Agency Obligations	—	171,977	—	171,977
Corporate Bonds And Notes	—	55,165	—	55,165
Non-U.S. Government Agency Asset-Backed Securities	—	29,738	—	29,738
Short Term Investments	21,589	—	—	21,589
	21,589	256,880	—	278,469
Assets - Investments in Other Financial Instruments[1]
Centrally Cleared Credit Default Swap Agreements	—	16	—	16
	—	16	—	16
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Credit Default Swap Agreements	—	(34)	—	(34)
	—	(34)	—	(34)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	9,085,059	344,701	9,068	9,438,828
Preferred Stocks	—	—	32,695	32,695
Short Term Investments	73,616	—	—	73,616
	9,158,675	344,701	41,763	9,545,139
JNL/T. Rowe Price Managed Volatility Balanced Fund
Assets - Securities
Common Stocks	209,410	83,220	—	292,630
Government And Agency Obligations	—	73,153	—	73,153
Corporate Bonds And Notes	—	65,365	—	65,365
Non-U.S. Government Agency Asset-Backed Securities	—	12,511	—	12,511
Preferred Stocks	1,124	—	—	1,124
Senior Loan Interests	—	1,026	—	1,026
Short Term Investments	59,962	—	—	59,962
	270,496	235,275	—	505,771
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	240	—	—	240
Open Forward Foreign Currency Contracts	—	—	—	—
	240	—	—	240
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(835)	—	—	(835)
	(835)	—	—	(835)
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,753,816	—	528	5,754,344
Preferred Stocks	—	—	4,482	4,482
Short Term Investments	383,640	—	—	383,640
	6,137,456	—	5,010	6,142,466
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	801,998	—	801,998
Non-U.S. Government Agency Asset-Backed Securities	—	407,285	—	407,285
Government And Agency Obligations	—	309,080	—	309,080
Short Term Investments	9,980	3,322	—	13,302
	9,980	1,521,685	—	1,531,665

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	314	—	—	314
	314	—	—	314
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,037)	—	—	(1,037)
	(1,037)	—	—	(1,037)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,321,308	—	—	4,321,308
Preferred Stocks	61,514	—	—	61,514
Corporate Bonds And Notes	—	6,152	—	6,152
Short Term Investments	72,461	—	—	72,461
	4,455,283	6,152	—	4,461,435
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	373,551	—	—	373,551
Short Term Investments	6,243	—	—	6,243
	379,794	—	—	379,794
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	272,386	—	—	272,386
Short Term Investments	3,985	—	—	3,985
	276,371	—	—	276,371
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	352,076	—	—	352,076
Short Term Investments	7,067	—	—	7,067
	359,143	—	—	359,143
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	144,530	17,215	—	161,745
Corporate Bonds And Notes	—	29,538	—	29,538
Investment Companies	25,111	—	—	25,111
Preferred Stocks	12,209	—	—	12,209
Senior Loan Interests	—	9,536	—	9,536
Warrants	586	—	—	586
Other Equity Interests	—	—	31	31
Rights	—	—	3	3
Short Term Investments	34,500	—	—	34,500
	216,936	56,289	34	273,259
Liabilities - Securities
Common Stocks	(43,917)	—	—	(43,917)
Corporate Bonds And Notes	—	(1,383)	—	(1,383)
Rights	—	—	(127)	(127)
	(43,917)	(1,383)	(127)	(45,427)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	924	24	—	948
OTC Purchased Options	—	7	—	7
Open Forward Foreign Currency Contracts	—	575	—	575
OTC Total Return Swap Agreements	—	3,336	—	3,336
	924	3,942	—	4,866
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(4,964)	(5)	—	(4,969)
OTC Written Options	—	(57)	—	(57)
Open Forward Foreign Currency Contracts	—	(57)	—	(57)
OTC Total Return Swap Agreements	—	(3,833)	(363)	(4,196)
	(4,964)	(3,952)	(363)	(9,279)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,463,579	11,074	—	5,474,653
Government And Agency Obligations	—	1,456,778	—	1,456,778
Corporate Bonds And Notes	—	1,060,104	—	1,060,104
Non-U.S. Government Agency Asset-Backed Securities	—	323,881	—	323,881
Short Term Investments	331,967	48,700	—	380,667
	5,795,546	2,900,537	—	8,696,083
Liabilities - Securities
Government And Agency Obligations	—	(1,159)	—	(1,159)
	—	(1,159)	—	(1,159)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(266)	—	—	(266)
	(266)	—	—	(266)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	857,667	—	857,667
Repurchase Agreements	—	292,200	—	292,200
	—	1,149,867	—	1,149,867
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,319,867	—	—	1,319,867
Short Term Investments	46,743	—	—	46,743
	1,366,610	—	—	1,366,610

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

2 Unfunded commitments are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2019:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager International Small Cap Fund
Common Stocks	—	3,260[3]	(3,260)[3]	—	—	—	—	—
JNL/BlackRock Global Natural Resources Fund
Common Stocks	12,647[4]	—	(12,647)[4]	—	—	—	—	—
Common Stocks	11,933[5]	—	(11,933)[5]	—	—	—	—	—
JNL/First State Global Infrastructure Fund
Common Stocks	—	43,893[6]	(43,893)[6]	—	—	—	—	—
JNL/Invesco China-India Fund
Common Stocks	—	7,738[7]	(7,738)[7]	—	—	—	—	—
JNL/Invesco International Growth Fund
Common Stocks	—	12,934[8]	(12,934)[8]	—	—	—	—	—
JNL/RAFI® Fundamental Europe Fund
Common Stocks	—	11,759[9]	(11,759)[9]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Common Stocks	—	2,386[10]	(2,386)[10]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2019.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2019 except for those noted.

3 During the period, the valuation of the common stock held in JNL Multi-Manager International Small Cap Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

4 During the period, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

5 During the period, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

6 During the period, the valuation of the common stock held in JNL/First State Global Infrastructure Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7 During the period, the valuation of the common stock held in JNL/Invesco China-India Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

8 During the period, the valuation of the common stocks held in JNL/Invesco International Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

9 During the period, the valuation of the common stocks held in JNL/RAFI® Fundamental Europe Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

10 During the period, the valuation of the common stocks held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2019.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.